UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.48%

Basic Materials - 3.88%
Air Products & Chemicals, Inc.	111,169	$6,253,256
AK Steel Holding Corp.	58,811	418,734
Alcoa, Inc.	503,909	3,698,692
Allegheny Technologies, Inc.	51,676	1,133,255
Biogen Idec, Inc. *	157,620	8,262,440
CF Industries Holdings, Inc.	25,661	1,825,267
Dow Chemical Company (a)	490,138	4,131,863
E.I. Du Pont de Nemours & Company	478,570	10,686,468
Eastman Chemical Company	38,468	1,030,942
Ecolab, Inc.	88,922	3,088,261
Eli Lilly & Company	536,158	17,913,039
Freeport-McMoRan Copper & Gold, Inc.,
Class B	218,289	8,318,994
International Flavors & Fragrances, Inc.	41,729	1,271,065
International Paper Company	226,825	1,596,848
MeadWestvaco Corp.	90,575	1,085,994
Monsanto Company	290,546	24,144,373
Newmont Mining Corp.	259,398	11,610,655
Nucor Corp.	166,516	6,355,916
Plum Creek Timber Company, Inc. (a)	87,405	2,540,863
PPG Industries, Inc.	87,085	3,213,437
Praxair, Inc.	162,833	10,957,033
Rohm & Haas Company	66,244	5,222,677
Sigma-Aldrich Corp.	64,760	2,447,280
The Sherwin-Williams Company	52,208	2,713,250
Titanium Metals Corp.	45,130	246,861
United States Steel Corp.	61,614	1,301,904
Weyerhaeuser Company	112,005	3,087,978

		144,557,345

Communications - 11.59%
Akamai Technologies, Inc. *	90,405	1,753,857
Amazon.com, Inc. *	170,443	12,517,334
American Tower Corp., Class A *	210,563	6,407,432
AT&T, Inc.	3,124,950	78,748,740
CBS Corp., Class B	360,091	1,382,749
CenturyTel, Inc.	53,195	1,495,843
Ciena Corp. * (a)	48,080	374,062
Cisco Systems, Inc. *	3,095,102	51,904,860
Comcast Corp., Class A	1,527,470	20,834,691
Corning, Inc.	824,559	10,941,898
DIRECTV Group, Inc. * (a)	280,501	6,392,618
eBay, Inc. *	571,450	7,177,412
Embarq Corp.	75,606	2,861,687
Expedia, Inc. *	111,225	1,009,923
Frontier Communications Corp.	165,074	1,185,231
Gannett Company, Inc. (a)	121,115	266,453
Google, Inc., Class A *	127,061	44,224,852
Harris Corp.	70,854	2,050,515
Interpublic Group of Companies, Inc. *	252,624	1,040,811
JDS Uniphase Corp. *	114,667	372,668
Juniper Networks, Inc. *	276,864	4,169,572
McAfee, Inc. *	81,712	2,737,352
McGraw-Hill Companies, Inc.	166,718	3,812,841
Meredith Corp.	19,095	317,741
Monster Worldwide, Inc. *	67,851	552,986
Motorola, Inc.	1,207,158	5,106,278

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
News Corp., Class A	1,219,662	$8,074,162
Omnicom Group, Inc.	164,873	3,858,028
QUALCOMM, Inc.	874,628	34,031,775
Qwest Communications International, Inc. (a)	779,252	2,665,042
Scripps Networks Interactive, Inc., Class A	47,805	1,076,091
Sprint Nextel Corp. *	1,519,159	5,423,398
Symantec Corp. *	435,331	6,503,845
Tellabs, Inc. *	209,806	960,911
The New York Times Company, Class A (a)	61,829	279,467
The Washington Post Company, Class B	3,190	1,139,149
Time Warner Cable, Inc. *	159,177	3,947,602
Time Warner, Inc. *	634,148	12,239,056
VeriSign, Inc. *	101,983	1,924,419
Verizon Communications, Inc.	1,506,224	45,487,965
Viacom, Inc., Class B *	321,497	5,587,618
Walt Disney Company	984,329	17,875,415
Windstream Corp.	233,894	1,885,186
Yahoo!, Inc. *	739,281	9,470,190

		432,069,725

Consumer, Cyclical - 8.68%
Abercrombie & Fitch Company, Class A	46,160	1,098,608
AutoNation, Inc. *	57,204	793,991
AutoZone, Inc. *	20,111	3,270,451
Bed Bath & Beyond, Inc. *	137,720	3,408,570
Best Buy Company, Inc.	179,762	6,823,765
Big Lots, Inc. *	43,543	904,824
Carnival Corp.	232,125	5,013,900
Centex Corp.	65,937	494,527
Cintas Corp.	69,675	1,722,366
Coach, Inc. *	170,228	2,842,808
Costco Wholesale Corp.	229,729	10,641,047
CVS Caremark Corp.	771,793	21,216,590
D.R. Horton, Inc.	146,127	1,417,432
Darden Restaurants, Inc.	72,638	2,488,578
Family Dollar Stores, Inc.	74,189	2,475,687
Fastenal Company (a)	68,520	2,203,261
Ford Motor Company * (a)	1,270,659	3,341,833
GameStop Corp., Class A *	86,843	2,433,341
General Motors Corp. (a)	323,721	628,019
Genuine Parts Company	84,545	2,524,514
Goodyear Tire & Rubber Company *	127,977	801,136
Harley-Davidson, Inc. (a)	123,862	1,658,512
Harman International Industries, Inc.	31,059	420,228
Hasbro, Inc.	65,725	1,647,726
Home Depot, Inc.	899,024	21,181,005
International Game Technology	156,637	1,444,193
J.C. Penney Company, Inc.	117,814	2,364,527
Johnson Controls, Inc.	315,085	3,781,020
KB Home	39,913	526,053
Kohl's Corp. *	161,578	6,837,981
Lennar Corp., Class A (a)	74,910	562,574
Limited Brands, Inc.	143,478	1,248,259
Lowe's Companies, Inc.	777,183	14,183,590
Macy's, Inc.	223,005	1,984,744
Marriott International, Inc., Class A	155,832	2,549,411
Mattel, Inc.	190,078	2,191,599

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
McDonald's Corp.	590,503	$32,223,749
Newell Rubbermaid, Inc.	146,986	937,771
NIKE, Inc., Class B	205,346	9,628,674
Nordstrom, Inc. (a)	84,515	1,415,626
Office Depot, Inc. *	145,731	190,908
O'Reilly Automotive, Inc. *	75,000	2,625,750
PACCAR, Inc.	192,359	4,955,168
Polo Ralph Lauren Corp., Class A	29,953	1,265,514
Pulte Homes, Inc.	113,806	1,243,900
RadioShack Corp.	66,326	568,414
Sears Holdings Corp. * (a)	29,111	1,330,664
Southwest Airlines Company	392,465	2,484,303
Staples, Inc.	378,276	6,850,578
Starbucks Corp. *	389,525	4,327,623
Starwood Hotels & Resorts Worldwide, Inc.	96,741	1,228,611
Target Corp.	399,165	13,727,284
The Gap, Inc.	247,246	3,211,726
Tiffany & Company	65,279	1,407,415
TJX Companies, Inc.	220,766	5,660,440
VF Corp.	46,729	2,668,693
W.W. Grainger, Inc.	33,724	2,366,750
Walgreen Company	523,226	13,582,947
Wal-Mart Stores, Inc.	1,185,571	61,768,249
Whirlpool Corp.	39,001	1,154,040
Wyndham Worldwide Corp.	94,125	395,325
Wynn Resorts, Ltd. * (a)	35,467	708,276
Yum! Brands, Inc.	243,881	6,701,850

		323,756,918

Consumer, Non-cyclical - 24.32%
Abbott Laboratories	819,446	39,087,574
Allergan, Inc.	163,060	7,787,746
Altria Group, Inc.	1,095,608	17,551,640
AmerisourceBergen Corp.	80,746	2,637,164
Amgen, Inc. *	548,264	27,150,033
Apollo Group, Inc., Class A *	56,680	4,439,744
Archer-Daniels-Midland Company	340,365	9,455,340
Avery Dennison Corp.	59,779	1,335,463
Avon Products, Inc.	226,073	4,347,384
Baxter International, Inc.	325,496	16,671,905
Becton, Dickinson & Company	127,108	8,546,742
Boston Scientific Corp. *	796,567	6,332,708
Bristol-Myers Squibb Company	1,049,643	23,008,175
Brown Forman Corp., Class B	52,005	2,019,354
C.R. Bard, Inc.	52,724	4,203,157
Campbell Soup Company	108,608	2,971,515
Cardinal Health, Inc.	191,100	6,015,828
Celgene Corp. *	243,632	10,817,261
Cephalon, Inc. * (a)	36,486	2,484,697
Clorox Company	73,717	3,794,951
Coca-Cola Enterprises, Inc.	168,148	2,217,872
Colgate-Palmolive Company	265,825	15,678,358
ConAgra Foods, Inc.	237,081	3,999,556
Constellation Brands, Inc., Class A *	103,252	1,228,699
Convergys Corp. *	64,795	523,544
Coventry Health Care, Inc. *	78,634	1,017,524
Covidien, Ltd.	267,191	8,881,429

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
DaVita, Inc. *	55,093	$2,421,337
Dean Foods Company *	81,840	1,479,667
DENTSPLY International, Inc.	78,796	2,115,673
Dr Pepper Snapple Group, Inc. *	134,518	2,274,699
Dun & Bradstreet Corp.	28,306	2,179,562
Equifax, Inc.	67,065	1,639,739
Estee Lauder Companies, Inc., Class A	61,535	1,516,838
Express Scripts, Inc. *	131,331	6,063,552
Forest Laboratories, Inc. *	159,932	3,512,107
Fortune Brands, Inc.	79,618	1,954,622
General Mills, Inc.	173,845	8,671,389
Genzyme Corp. *	143,886	8,545,390
Gilead Sciences, Inc. *	483,038	22,374,320
H & R Block, Inc.	180,110	3,276,201
H.J. Heinz Company	166,834	5,515,532
Hershey Company	87,866	3,053,343
Hormel Foods Corp.	37,025	1,174,063
Hospira, Inc. *	84,643	2,612,083
Intuitive Surgical, Inc. * (a)	20,779	1,981,485
Iron Mountain, Inc. *	95,243	2,111,537
J.M. Smucker Company	62,798	2,340,481
Johnson & Johnson	1,466,579	77,142,055
Kellogg Company	133,666	4,896,186
Kimberly-Clark Corp.	219,425	10,117,687
King Pharmaceuticals, Inc. *	130,703	924,070
Kraft Foods, Inc., Class A	779,149	17,367,231
Kroger Company	345,966	7,341,399
Laboratory Corp. of America Holdings *	57,427	3,358,905
Life Technologies Corp. *	92,159	2,993,324
Lorillard, Inc.	89,123	5,502,454
McCormick & Company, Inc.	68,990	2,040,034
McKesson Corp.	145,201	5,087,843
Medco Health Solutions, Inc. *	260,367	10,763,572
Medtronic, Inc.	592,943	17,474,030
Merck & Company, Inc.	1,117,623	29,896,415
Millipore Corp. *	29,374	1,686,361
Molson Coors Brewing Company, Class B	79,462	2,723,957
Moody's Corp. (a)	101,020	2,315,378
Mylan, Inc. * (a)	161,571	2,166,667
Patterson Companies, Inc. *	48,503	914,767
Paychex, Inc.	170,280	4,371,088
Pepsi Bottling Group, Inc.	71,804	1,589,741
PepsiCo, Inc.	825,230	42,482,840
Pfizer, Inc.	3,576,707	48,714,749
Philip Morris International, Inc.	1,062,603	37,807,415
Procter & Gamble Company	1,554,083	73,181,768
Quest Diagnostics, Inc.	81,853	3,886,380
R.R. Donnelley & Sons Company	108,812	797,592
Reynolds American, Inc.	89,637	3,212,590
Robert Half International, Inc. (a)	80,259	1,431,018
Safeway, Inc.	227,426	4,591,731
Sara Lee Corp.	368,711	2,979,185
Schering-Plough Corp.	862,412	20,309,803
St. Jude Medical, Inc. *	183,550	6,668,371
Stryker Corp.	126,158	4,294,418
SUPERVALU, Inc.	112,281	1,603,373

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Sysco Corp.	312,497	$7,124,932
Tenet Healthcare Corp. *	220,237	255,475
The Coca-Cola Company	1,055,527	46,390,412
Tyson Foods, Inc., Class A	160,305	1,505,264
UnitedHealth Group, Inc.	644,585	13,491,164
Varian Medical Systems, Inc. *	65,959	2,007,792
Watson Pharmaceuticals, Inc. *	55,479	1,725,952
WellPoint, Inc. *	264,272	10,034,408
Western Union Company	376,477	4,732,316
Whole Foods Market, Inc. (a)	74,447	1,250,710
Wyeth	705,989	30,385,767
Zimmer Holdings, Inc. *	118,161	4,312,877

		906,870,449

Diversified - 0.04%
Leucadia National Corp. * (a)	96,113	1,431,123

Energy - 13.43%
Anadarko Petroleum Corp.	243,854	9,483,482
Apache Corp.	177,505	11,376,295
Baker Hughes, Inc.	163,782	4,675,976
BJ Services Company	154,859	1,540,847
Cabot Oil & Gas Corp.	54,853	1,292,885
Cameron International Corp. *	115,012	2,522,213
Chesapeake Energy Corp.	298,019	5,084,204
Chevron Corp.	1,062,926	71,471,144
CMS Energy Corp.	120,168	1,422,789
ConocoPhillips Company	784,904	30,736,841
CONSOL Energy, Inc.	95,755	2,416,856
Devon Energy Corp.	235,327	10,516,764
Diamond Offshore Drilling, Inc. (a)	36,853	2,316,580
Duke Energy Corp.	679,336	9,728,092
El Paso Corp.	370,443	2,315,269
ENSCO International, Inc.	75,200	1,985,280
Entergy Corp.	100,457	6,840,117
EOG Resources, Inc.	132,399	7,250,169
EQT Corp.	69,389	2,173,957
Exxon Mobil Corp.	2,620,320	178,443,792
Halliburton Company	475,730	7,359,543
Hess Corp.	150,452	8,154,498
Marathon Oil Corp.	375,168	9,863,167
Massey Energy Company	45,333	458,770
Murphy Oil Corp.	101,140	4,528,038
Nabors Industries, Ltd. *	150,025	1,498,750
National Oilwell Varco, Inc. *	221,315	6,353,954
Noble Energy, Inc.	91,688	4,940,149
Occidental Petroleum Corp.	429,662	23,910,690
Peabody Energy Corp.	141,770	3,549,921
Pioneer Natural Resources Company	61,384	1,010,995
Questar Corp.	92,053	2,709,120
Range Resources Corp.	82,829	3,409,242
Rowan Companies, Inc.	59,921	717,254
Schlumberger, Ltd.	634,179	25,760,351
Smith International, Inc.	116,258	2,497,222
Southwestern Energy Company *	182,213	5,409,904
Spectra Energy Corp.	341,134	4,823,635
Sunoco, Inc.	61,975	1,641,098

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Tesoro Corp.	73,373	$988,334
Valero Energy Corp.	273,774	4,900,555
Williams Companies, Inc.	307,130	3,495,139
XTO Energy, Inc.	307,383	9,412,067

		500,985,948

Financial - 10.81%
Aetna, Inc.	240,499	5,851,341
AFLAC, Inc.	247,898	4,799,305
Allstate Corp.	284,238	5,443,158
American Express Company	620,957	8,463,644
American International Group, Inc. (a)	1,426,780	1,426,780
Ameriprise Financial, Inc.	116,031	2,377,475
Aon Corp.	145,045	5,920,737
Apartment Investment & Management
Company, Class A, REIT	62,198	340,845
Assurant, Inc.	62,452	1,360,205
Avalon Bay Communities, Inc., REIT (a)	42,286	1,989,979
Bank of America Corp.	3,394,362	23,149,549
Bank of New York Mellon Corp.	609,256	17,211,482
BB&T Corp. (a)	296,570	5,017,964
Boston Properties, Inc., REIT	64,302	2,252,499
Capital One Financial Corp.	207,768	2,543,080
CB Richard Ellis Group, Inc. *	119,266	480,642
Charles Schwab Corp.	497,070	7,704,585
Chubb Corp.	186,821	7,906,265
CIGNA Corp.	143,719	2,528,017
Cincinnati Financial Corp.	86,168	1,970,662
CIT Group, Inc.	206,147	587,519
Citigroup, Inc. (a)	2,903,784	7,346,573
CME Group, Inc.	35,180	8,668,000
Comerica, Inc. (a)	80,181	1,468,114
Discover Financial Services	255,294	1,610,905
E*TRADE Financial Corp. *	303,330	388,262
Equity Residential, REIT	144,650	2,654,327
Federated Investors, Inc., Class B	47,183	1,050,294
Fidelity National Information Services, Inc.	101,237	1,842,513
Fifth Third Bancorp (a)	306,162	893,993
First Horizon National Corp. (a)	111,895	1,201,753
Franklin Resources, Inc.	80,279	4,324,630
Genworth Financial, Inc., Class A	229,685	436,401
Goldman Sachs Group, Inc.	244,863	25,960,375
Hartford Financial Services Group, Inc.	172,454	1,353,764
HCP, Inc., REIT (a)	134,647	2,403,449
Health Care, Inc., REIT	58,719	1,796,214
Host Hotels & Resorts, Inc., REIT	278,626	1,092,214
Hudson City Bancorp, Inc.	276,975	3,237,838
Humana, Inc. *	89,536	2,335,099
Huntington Bancshares, Inc. (a)	194,148	322,286
IntercontinentalExchange, Inc. *	38,522	2,868,733
Invesco, Ltd.	200,790	2,782,949
Janus Capital Group, Inc.	83,843	557,556
JPMorgan Chase & Company	1,992,654	52,964,743
KeyCorp	262,319	2,064,451
Kimco Realty Corp., REIT (a)	123,619	941,977
Legg Mason, Inc.	75,723	1,203,996
Lincoln National Corp.	135,768	908,288

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Loews Corp.	191,509	$4,232,349
M&T Bank Corp. (a)	41,223	1,864,928
Marsh & McLennan Companies, Inc.	273,072	5,529,708
Marshall & Ilsley Corp. (a)	140,690	792,085
MBIA, Inc. *	90,751	415,640
MetLife, Inc.	433,791	9,877,421
Morgan Stanley	569,757	12,973,367
NASDAQ OMX Group, Inc. *	72,809	1,425,600
Northern Trust Corp.	118,491	7,088,132
NYSE Euronext	137,336	2,458,314
People's United Financial, Inc.	184,649	3,318,143
PNC Financial Services Group, Inc.	226,925	6,646,633
Principal Financial Group, Inc.	137,633	1,125,838
Progressive Corp. *	358,838	4,822,783
ProLogis, REIT (a)	141,898	922,337
Prudential Financial, Inc.	224,828	4,276,229
Public Storage, REIT	66,496	3,673,904
Regions Financial Corp.	368,331	1,569,090
Simon Property Group, Inc., REIT	125,570	4,349,745
SLM Corp. *	247,843	1,226,823
State Street Corp. (a)	229,052	7,050,221
SunTrust Banks, Inc.	189,132	2,220,410
T. Rowe Price Group, Inc. (a)	135,762	3,918,091
The Travelers Companies, Inc.	310,131	12,603,724
Torchmark Corp.	44,812	1,175,419
U.S. Bancorp	930,672	13,597,118
Unum Group	175,601	2,195,012
Ventas, Inc., REIT	76,041	1,719,287
Vornado Realty Trust, REIT	74,688	2,482,629
Wells Fargo & Company	2,247,099	31,998,690
XL Capital, Ltd., Class A (a)	181,458	990,761
Zions Bancorp	61,158	601,183

		403,147,044

Industrial - 9.68%
3M Company	367,886	18,291,292
Amphenol Corp., Class A	90,773	2,586,123
Ball Corp.	49,726	2,158,108
Bemis Company, Inc.	52,958	1,110,529
Black & Decker Corp.	31,886	1,006,322
Boeing Company	385,032	13,699,439
Burlington Northern Santa Fe Corp.	147,572	8,876,456
C.H. Robinson Worldwide, Inc.	90,255	4,116,531
Caterpillar, Inc.	318,962	8,918,178
Cooper Industries, Ltd., Class A	88,610	2,291,455
CSX Corp.	211,706	5,472,600
Cummins, Inc.	106,768	2,717,246
Danaher Corp.	135,194	7,330,219
Deere & Company	224,124	7,366,956
Dover Corp.	98,635	2,601,991
Eastman Kodak Company	142,212	540,406
Eaton Corp.	87,598	3,228,862
Emerson Electric Company	400,361	11,442,317
Expeditors International of Washington, Inc.	112,474	3,181,889
FedEx Corp.	165,064	7,343,697
FLIR Systems, Inc. *	79,963	1,637,642
Flowserve Corp.	29,651	1,664,014

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Fluor Corp.	96,255	$3,325,610
General Dynamics Corp.	204,714	8,514,055
General Electric Company	5,599,709	56,613,058
Goodrich Corp.	65,628	2,486,645
Honeywell International, Inc.	389,833	10,860,747
Illinois Tool Works, Inc.	203,807	6,287,446
Ingersoll-Rand Company, Ltd., Class A	169,079	2,333,290
ITT Corp.	96,400	3,708,508
Jabil Circuit, Inc.	113,390	630,448
Jacobs Engineering Group, Inc. *	65,265	2,523,145
KLA-Tencor Corp.	90,065	1,801,300
Leggett & Platt, Inc. (a)	83,174	1,080,430
Lockheed Martin Corp.	176,059	12,153,353
Manitowoc Company, Inc.	69,124	226,035
Masco Corp.	190,626	1,330,569
Molex, Inc.	73,466	1,009,423
Norfolk Southern Corp.	194,317	6,558,199
Northrop Grumman Corp.	173,489	7,571,060
Owens-Illinois, Inc. *	88,631	1,279,832
Pactiv Corp. *	69,743	1,017,550
Pall Corp.	62,612	1,279,163
Parker-Hannifin Corp.	85,194	2,894,892
PerkinElmer, Inc.	61,602	786,658
Precision Castparts Corp.	74,201	4,444,640
Raytheon Company	212,165	8,261,705
Republic Services, Inc.	170,725	2,927,934
Rockwell Automation, Inc.	75,179	1,641,909
Rockwell Collins, Inc.	83,837	2,736,440
Ryder Systems, Inc.	29,502	835,202
Sealed Air Corp.	83,714	1,155,253
Snap-on, Inc.	30,469	764,772
Stanley Works	41,829	1,218,060
Stericycle, Inc. *	45,224	2,158,542
Textron, Inc.	128,825	739,455
Thermo Fisher Scientific, Inc. *	221,734	7,909,252
Tyco Electronics, Ltd.	242,863	2,681,208
Union Pacific Corp.	266,821	10,969,011
United Parcel Service, Inc., Class B	527,836	25,980,088
United Technologies Corp.	499,655	21,475,172
Vulcan Materials Company (a)	58,520	2,591,851
Waste Management, Inc.	260,600	6,671,360
Waters Corp. *	51,461	1,901,484

		360,917,026

Technology - 12.41%
Adobe Systems, Inc. *	277,872	5,943,682
Advanced Micro Devices, Inc. * (a)	296,862	905,429
Affiliated Computer Services, Inc., Class A *	51,731	2,477,398
Agilent Technologies, Inc. *	186,639	2,868,641
Altera Corp.	155,517	2,729,323
Analog Devices, Inc.	154,425	2,975,770
Apple, Inc. *	472,220	49,639,766
Applied Materials, Inc.	704,892	7,577,589
Autodesk, Inc. *	119,991	2,017,049
Automatic Data Processing, Inc.	267,719	9,413,000
BMC Software, Inc. *	97,909	3,230,997
Broadcom Corp., Class A *	225,586	4,507,208

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
CA, Inc.	209,100	$3,682,251
Citrix Systems, Inc. *	95,506	2,162,256
Cognizant Technology Solutions Corp.,
Class A *	154,706	3,216,338
Computer Sciences Corp. *	80,333	2,959,468
Compuware Corp. *	130,767	861,755
Dell, Inc. *	917,628	8,699,113
Electronic Arts, Inc. *	170,646	3,104,051
EMC Corp. *	1,066,806	12,161,588
Fiserv, Inc. *	82,720	3,015,971
Hewlett-Packard Company	1,270,814	40,742,297
IMS Health, Inc.	96,296	1,200,811
Intel Corp.	2,949,273	44,386,559
International Business Machines Corp.	711,430	68,930,453
Intuit, Inc. *	170,329	4,598,883
L-3 Communications Holdings, Inc.	62,880	4,263,264
Lexmark International, Inc. *	41,241	695,736
Linear Technology Corp. (a)	117,642	2,703,413
LSI Logic Corp. *	343,677	1,044,778
MasterCard, Inc., Class A (a)	38,414	6,433,577
MEMC Electronic Materials, Inc. *	118,497	1,954,016
Microchip Technology, Inc. (a)	96,575	2,046,424
Micron Technology, Inc. * (a)	405,005	1,644,320
Microsoft Corp.	4,054,262	74,476,793
National Semiconductor Corp.	103,380	1,061,713
NetApp, Inc. *	175,378	2,602,609
Novell, Inc. *	182,614	777,936
Novellus Systems, Inc. *	51,475	856,029
NVIDIA Corp. *	284,780	2,807,931
Oracle Corp. *	2,033,575	36,746,700
Pitney Bowes, Inc.	109,403	2,554,560
QLogic Corp. *	64,287	714,871
Salesforce.com, Inc. * (a)	56,045	1,834,353
SanDisk Corp. *	119,916	1,516,937
Sun Microsystems, Inc. *	394,883	2,890,544
Teradata Corp. *	91,798	1,488,964
Teradyne, Inc. *	91,573	401,090
Texas Instruments, Inc.	676,899	11,175,602
Total Systems Services, Inc.	104,605	1,444,595
Xerox Corp.	458,556	2,086,430
Xilinx, Inc.	145,347	2,784,848

		463,015,679

Utilities - 3.64%
AES Corp. *	353,264	2,052,464
Allegheny Energy, Inc.	89,832	2,081,407
Ameren Corp.	112,690	2,613,281
American Electric Power Company, Inc.	215,321	5,439,008
CenterPoint Energy, Inc.	184,212	1,921,331
Consolidated Edison, Inc.	145,209	5,751,728
Constellation Energy Group, Inc.	105,588	2,181,448
Dominion Resources, Inc.	309,394	9,588,120
DTE Energy Company	86,568	2,397,934
Dynegy, Inc., Class A *	268,415	378,465
Edison International	172,763	4,977,302
Exelon Corp.	349,036	15,842,744
FirstEnergy Corp.	161,640	6,239,304

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
FPL Group, Inc.	216,846	$11,000,598
Integrys Energy Group, Inc.	40,525	1,055,271
Nicor, Inc.	23,966	796,390
NiSource, Inc.	145,452	1,425,430
Northeast Utilities	91,309	1,971,361
Pepco Holdings, Inc.	116,187	1,450,014
PG&E Corp.	193,948	7,412,693
Pinnacle West Capital Corp.	53,551	1,422,315
PPL Corp.	199,013	5,713,663
Progress Energy, Inc.	146,131	5,298,710
Public Service Enterprise Group, Inc.	268,306	7,906,978
SCANA Corp.	64,257	1,984,899
Sempra Energy	129,078	5,968,567
Southern Company	412,337	12,625,759
Teco Energy, Inc. (a)	112,906	1,258,902
Wisconsin Energy Corp. (a)	61,996	2,552,375
Xcel Energy, Inc.	240,851	4,487,054

		135,795,515

TOTAL COMMON STOCKS (Cost $4,577,201,021)		$3,672,546,772

SHORT TERM INVESTMENTS - 3.21%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$81,551,571	$81,551,571
JPMorgan Chase & Company
zero coupon due 04/01/2009	38,065,000	38,065,000

TOTAL SHORT TERM INVESTMENTS
(Cost $119,616,571)		$119,616,571

Total Investments (500 Index Trust)
(Cost $4,696,817,592) - 101.69%		$3,792,163,343
Liabilities in Excess of Other Assets - (1.69)%		(62,967,054)

TOTAL NET ASSETS - 100.00%		$3,729,196,289

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.60%

Basic Materials - 3.84%
Air Products & Chemicals, Inc.	17,606	$990,337
AK Steel Holding Corp.	9,299	66,209
Alcoa, Inc.	79,803	585,754
Allegheny Technologies, Inc.	8,184	179,475
Biogen Idec, Inc. *	24,962	1,308,508
CF Industries Holdings, Inc.	4,064	289,072
Dow Chemical Company (a)	77,622	654,353
E.I. Du Pont de Nemours & Company	75,790	1,692,391
Eastman Chemical Company	6,022	161,390
Ecolab, Inc.	14,082	489,068
Eli Lilly & Company	84,911	2,836,877
Freeport-McMoRan Copper & Gold, Inc.,
Class B	34,570	1,317,463
International Flavors & Fragrances, Inc.	6,609	201,310
International Paper Company	35,922	252,891

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
MeadWestvaco Corp.	14,180	$170,018
Monsanto Company	46,013	3,823,680
Newmont Mining Corp.	41,080	1,838,741
Nucor Corp.	26,371	1,006,581
Plum Creek Timber Company, Inc. (a)	13,846	402,503
PPG Industries, Inc.	13,792	508,925
Praxair, Inc.	25,788	1,735,275
Rohm & Haas Company	10,491	827,110
Sigma-Aldrich Corp.	10,256	387,574
The Sherwin-Williams Company	8,268	429,688
Titanium Metals Corp.	7,064	38,640
United States Steel Corp.	9,758	206,187
Weyerhaeuser Company	17,738	489,037

		22,889,057

Communications - 11.48%
Akamai Technologies, Inc. *	14,317	277,750
Amazon.com, Inc. *	26,993	1,982,366
American Tower Corp., Class A *	33,347	1,014,749
AT&T, Inc.	494,894	12,471,329
CBS Corp., Class B	57,027	218,984
CenturyTel, Inc. (a)	8,424	236,883
Ciena Corp. *	7,547	58,716
Cisco Systems, Inc. *	490,167	8,220,101
Comcast Corp., Class A	241,903	3,299,557
Corning, Inc.	130,584	1,732,850
DIRECTV Group, Inc. * (a)	44,422	1,012,377
eBay, Inc. *	90,500	1,136,680
Embarq Corp.	11,974	453,216
Expedia, Inc. *	17,389	157,892
Frontier Communications Corp.	26,143	187,707
Gannett Company, Inc. (a)	18,937	41,661
Google, Inc., Class A *	20,123	7,004,011
Harris Corp.	11,173	323,347
Interpublic Group of Companies, Inc. *	39,560	162,987
JDS Uniphase Corp. *	18,250	59,312
Juniper Networks, Inc. *	43,828	660,050
McAfee, Inc. *	12,941	433,523
McGraw-Hill Companies, Inc.	26,403	603,837
Meredith Corp.	3,025	50,336
Monster Worldwide, Inc. *	10,746	87,580
Motorola, Inc.	191,176	808,674
News Corp., Class A	193,156	1,278,693
Omnicom Group, Inc.	26,111	610,997
QUALCOMM, Inc.	138,514	5,389,580
Qwest Communications International, Inc. (a)	123,409	422,059
Scripps Networks Interactive, Inc., Class A	7,571	170,423
Sprint Nextel Corp. *	240,587	858,896
Symantec Corp. *	68,943	1,030,008
Tellabs, Inc. *	33,042	151,332
The New York Times Company, Class A (a)	9,669	43,704
The Washington Post Company, Class B	505	180,335
Time Warner Cable, Inc. *	25,209	625,175
Time Warner, Inc. *	100,429	1,938,280
VeriSign, Inc. *	16,108	303,958
Verizon Communications, Inc.	238,539	7,203,878
Viacom, Inc., Class B *	50,932	885,198

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Walt Disney Company	155,887	$2,830,908
Windstream Corp.	37,041	298,550
Yahoo!, Inc. *	117,079	1,499,782

		68,418,231

Consumer, Cyclical - 8.60%
Abercrombie & Fitch Company, Class A	7,225	171,955
AutoNation, Inc. * (a)	8,956	124,309
AutoZone, Inc. *	3,176	516,481
Bed Bath & Beyond, Inc. * (a)	21,811	539,822
Best Buy Company, Inc.	28,469	1,080,683
Big Lots, Inc. *	6,817	141,657
Carnival Corp.	36,761	794,038
Centex Corp.	10,320	77,400
Cintas Corp.	11,034	272,761
Coach, Inc. *	26,959	450,215
Costco Wholesale Corp.	36,382	1,685,214
CVS Caremark Corp.	122,228	3,360,048
D.R. Horton, Inc.	23,142	224,477
Darden Restaurants, Inc.	11,516	394,538
Family Dollar Stores, Inc.	11,749	392,064
Fastenal Company (a)	10,851	348,914
Ford Motor Company * (a)	201,232	529,240
GameStop Corp., Class A *	13,753	385,359
General Motors Corp. (a)	50,677	98,313
Genuine Parts Company	13,389	399,796
Goodyear Tire & Rubber Company *	20,031	125,394
Harley-Davidson, Inc. (a)	19,616	262,658
Harman International Industries, Inc.	4,860	65,756
Hasbro, Inc.	10,409	260,954
Home Depot, Inc.	142,377	3,354,402
International Game Technology	24,806	228,711
J.C. Penney Company, Inc.	18,658	374,466
Johnson Controls, Inc.	49,900	598,800
KB Home	6,250	82,375
Kohl's Corp. *	25,589	1,082,926
Lennar Corp., Class A	11,729	88,085
Limited Brands, Inc.	22,722	197,681
Lowe's Companies, Inc.	123,081	2,246,228
Macy's, Inc.	35,317	314,321
Marriott International, Inc., Class A	24,679	403,748
Mattel, Inc.	30,102	347,076
McDonald's Corp.	93,517	5,103,223
Newell Rubbermaid, Inc.	23,012	146,817
NIKE, Inc., Class B	32,520	1,524,863
Nordstrom, Inc. (a)	13,385	224,199
Office Depot, Inc. *	22,820	29,894
O'Reilly Automotive, Inc. *	11,860	415,219
PACCAR, Inc.	30,464	784,753
Polo Ralph Lauren Corp., Class A	4,744	200,434
Pulte Homes, Inc.	18,023	196,991
RadioShack Corp.	10,383	88,982
Sears Holdings Corp. * (a)	4,619	211,135
Southwest Airlines Company	62,154	393,435
Staples, Inc.	59,907	1,084,916
Starbucks Corp. *	61,688	685,354
Starwood Hotels & Resorts Worldwide, Inc.	15,194	192,964

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Target Corp.	63,215	$2,173,964
The Gap, Inc.	39,156	508,636
Tiffany & Company	10,338	222,887
TJX Companies, Inc.	34,962	896,426
VF Corp.	7,400	422,614
W.W. Grainger, Inc.	5,368	376,726
Walgreen Company	82,862	2,151,098
Wal-Mart Stores, Inc.	187,757	9,782,140
Whirlpool Corp.	6,176	182,748
Wyndham Worldwide Corp.	14,720	61,824
Wynn Resorts, Ltd. * (a)	5,617	112,172
Yum! Brands, Inc.	38,623	1,061,360

		51,256,639

Consumer, Non-cyclical - 24.10%
Abbott Laboratories	129,774	6,190,220
Allergan, Inc.	25,823	1,233,306
Altria Group, Inc.	173,510	2,779,630
AmerisourceBergen Corp.	12,788	417,656
Amgen, Inc. *	86,828	4,299,723
Apollo Group, Inc., Class A *	8,976	703,090
Archer-Daniels-Midland Company	53,903	1,497,425
Avery Dennison Corp.	9,467	211,493
Avon Products, Inc.	35,803	688,492
Baxter International, Inc.	51,548	2,640,289
Becton, Dickinson & Company	20,130	1,353,541
Boston Scientific Corp. *	126,151	1,002,900
Bristol-Myers Squibb Company	166,230	3,643,762
Brown Forman Corp., Class B	8,236	319,804
C.R. Bard, Inc.	8,350	665,662
Campbell Soup Company	17,200	470,592
Cardinal Health, Inc.	30,264	952,711
Celgene Corp. *	38,584	1,713,130
Cephalon, Inc. * (a)	5,778	393,482
Clorox Company	11,674	600,978
Coca-Cola Enterprises, Inc.	26,629	351,236
Colgate-Palmolive Company	42,098	2,482,940
ConAgra Foods, Inc.	37,546	633,401
Constellation Brands, Inc., Class A *	16,352	194,589
Convergys Corp. *	10,133	81,875
Coventry Health Care, Inc. *	12,367	160,029
Covidien, Ltd.	42,315	1,406,551
DaVita, Inc. *	8,725	383,464
Dean Foods Company *	12,961	234,335
DENTSPLY International, Inc.	12,479	335,061
Dr Pepper Snapple Group, Inc. *	21,303	360,234
Dun & Bradstreet Corp.	4,476	344,652
Equifax, Inc.	10,621	259,683
Estee Lauder Companies, Inc., Class A	9,745	240,214
Express Scripts, Inc. *	20,799	960,290
Forest Laboratories, Inc. *	25,328	556,203
Fortune Brands, Inc.	12,609	309,551
General Mills, Inc.	27,532	1,373,296
Genzyme Corp. *	22,787	1,353,320
Gilead Sciences, Inc. *	76,498	3,543,387
H & R Block, Inc.	28,524	518,852
H.J. Heinz Company	26,421	873,478

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Hershey Company	13,915	$483,546
Hormel Foods Corp.	5,864	185,947
Hospira, Inc. *	13,405	413,678
Intuitive Surgical, Inc. * (a)	3,291	313,830
Iron Mountain, Inc. *	15,083	334,390
J.M. Smucker Company	9,945	370,650
Johnson & Johnson	232,260	12,216,876
Kellogg Company	21,169	775,420
Kimberly-Clark Corp.	34,750	1,602,322
King Pharmaceuticals, Inc. *	20,461	144,659
Kraft Foods, Inc., Class A	123,393	2,750,430
Kroger Company	54,790	1,162,644
Laboratory Corp. of America Holdings *	9,095	531,967
Life Technologies Corp. *	14,595	474,046
Lorillard, Inc.	14,114	871,398
McCormick & Company, Inc.	10,926	323,082
McKesson Corp.	22,995	805,745
Medco Health Solutions, Inc. *	41,234	1,704,614
Medtronic, Inc.	93,904	2,767,351
Merck & Company, Inc.	176,996	4,734,643
Millipore Corp. *	4,652	267,071
Molson Coors Brewing Company, Class B	12,584	431,380
Moody's Corp. (a)	15,998	366,674
Mylan, Inc. * (a)	25,588	343,135
Patterson Companies, Inc. *	7,681	144,864
Paychex, Inc.	26,967	692,243
Pepsi Bottling Group, Inc.	11,371	251,754
PepsiCo, Inc.	130,691	6,727,973
Pfizer, Inc.	566,438	7,714,886
Philip Morris International, Inc.	168,283	5,987,509
Procter & Gamble Company	246,118	11,589,697
Quest Diagnostics, Inc.	12,963	615,483
R.R. Donnelley & Sons Company	17,018	124,742
Reynolds American, Inc.	14,196	508,785
Robert Half International, Inc. (a)	12,710	226,619
Safeway, Inc.	36,017	727,183
Sara Lee Corp.	58,409	471,945
Schering-Plough Corp.	136,579	3,216,435
St. Jude Medical, Inc. *	29,068	1,056,040
Stryker Corp.	19,979	680,085
SUPERVALU, Inc.	17,782	253,927
Sysco Corp.	49,480	1,128,144
Tenet Healthcare Corp. *	34,661	40,207
The Coca-Cola Company	167,162	7,346,770
Tyson Foods, Inc., Class A	25,387	238,384
UnitedHealth Group, Inc.	102,082	2,136,576
Varian Medical Systems, Inc. *	10,446	317,976
Watson Pharmaceuticals, Inc. *	8,786	273,332
WellPoint, Inc. *	41,852	1,589,120
Western Union Company	59,622	749,449
Whole Foods Market, Inc. (a)	11,790	198,072
Wyeth	111,806	4,812,130
Zimmer Holdings, Inc. *	18,713	683,024

		143,613,379

Diversified - 0.04%
Leucadia National Corp. * (a)	15,221	226,641

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 13.32%
Anadarko Petroleum Corp.	38,619	$1,501,893
Apache Corp.	28,111	1,801,634
Baker Hughes, Inc.	25,938	740,530
BJ Services Company	24,525	244,024
Cabot Oil & Gas Corp.	8,687	204,753
Cameron International Corp. *	18,223	399,630
Chesapeake Energy Corp.	47,197	805,181
Chevron Corp.	168,334	11,318,778
CMS Energy Corp.	19,031	225,327
ConocoPhillips Company	124,304	4,867,745
CONSOL Energy, Inc.	15,165	382,765
Devon Energy Corp.	37,268	1,665,507
Diamond Offshore Drilling, Inc.	5,836	366,851
Duke Energy Corp.	107,585	1,540,617
El Paso Corp.	58,667	366,669
ENSCO International, Inc.	11,909	314,398
Entergy Corp.	15,909	1,083,244
EOG Resources, Inc.	20,968	1,148,208
EQT Corp.	10,989	344,285
Exxon Mobil Corp.	414,976	28,259,866
Halliburton Company	75,341	1,165,525
Hess Corp.	23,827	1,291,423
Marathon Oil Corp.	59,415	1,562,020
Massey Energy Company	7,067	71,518
Murphy Oil Corp.	16,017	717,081
Nabors Industries, Ltd. *	23,624	236,004
National Oilwell Varco, Inc. *	35,049	1,006,257
Noble Energy, Inc.	14,521	782,391
Occidental Petroleum Corp.	68,045	3,786,704
Peabody Energy Corp.	22,452	562,198
Pioneer Natural Resources Company	9,770	160,912
Questar Corp.	14,578	429,030
Range Resources Corp.	13,117	539,896
Rowan Companies, Inc.	9,381	112,291
Schlumberger, Ltd.	100,434	4,079,629
Smith International, Inc.	18,412	395,490
Southwestern Energy Company *	28,857	856,764
Spectra Energy Corp.	54,025	763,913
Sunoco, Inc.	9,815	259,901
Tesoro Corp.	11,494	154,824
Valero Energy Corp.	43,357	776,090
Williams Companies, Inc.	48,640	553,523
XTO Energy, Inc.	48,680	1,490,582

		79,335,871

Financial - 10.71%
Aetna, Inc.	38,083	926,559
AFLAC, Inc.	39,259	760,054
Allstate Corp.	45,014	862,018
American Express Company	98,340	1,340,374
American International Group, Inc. (a)	225,957	225,957
Ameriprise Financial, Inc.	18,376	376,524
Aon Corp.	22,971	937,676
Apartment Investment & Management
Company, Class A, REIT	9,699	53,151
Assurant, Inc.	9,890	215,404
Avalon Bay Communities, Inc., REIT	6,697	315,161

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Bank of America Corp.	537,560	$3,666,159
Bank of New York Mellon Corp.	96,487	2,725,758
BB&T Corp. (a)	46,967	794,682
Boston Properties, Inc., REIT	10,183	356,711
Capital One Financial Corp.	32,904	402,745
CB Richard Ellis Group, Inc. *	18,512	74,603
Charles Schwab Corp.	78,720	1,220,160
Chubb Corp.	29,587	1,252,122
CIGNA Corp.	22,817	401,351
Cincinnati Financial Corp.	13,646	312,084
CIT Group, Inc.	32,264	91,952
Citigroup, Inc. (a)	459,868	1,163,466
CME Group, Inc.	5,571	1,372,639
Comerica, Inc.	12,698	232,500
Discover Financial Services	40,431	255,120
E*TRADE Financial Corp. *	46,716	59,796
Equity Residential, REIT	22,908	420,362
Federated Investors, Inc., Class B	7,472	166,327
Fidelity National Information Services, Inc.	16,033	291,801
Fifth Third Bancorp (a)	47,940	139,985
First Horizon National Corp.	17,721	190,319
Franklin Resources, Inc.	12,714	684,903
Genworth Financial, Inc., Class A	35,956	68,316
Goldman Sachs Group, Inc.	38,779	4,111,350
Hartford Financial Services Group, Inc.	27,311	214,391
HCP, Inc., REIT	21,324	380,633
Health Care, Inc., REIT	9,299	284,456
Host Hotels & Resorts, Inc., REIT	44,126	172,974
Hudson City Bancorp, Inc.	43,864	512,770
Humana, Inc. *	14,180	369,814
Huntington Bancshares, Inc. (a)	30,388	50,444
IntercontinentalExchange, Inc. *	6,101	454,341
Invesco, Ltd.	31,778	440,443
Janus Capital Group, Inc.	13,104	87,142
JPMorgan Chase & Company	315,574	8,387,957
KeyCorp	41,543	326,943
Kimco Realty Corp., REIT (a)	19,577	149,177
Legg Mason, Inc.	11,992	190,673
Lincoln National Corp.	21,501	143,842
Loews Corp.	30,329	670,271
M&T Bank Corp. (a)	6,528	295,327
Marsh & McLennan Companies, Inc.	43,246	875,732
Marshall & Ilsley Corp. (a)	22,281	125,442
MBIA, Inc. *	14,372	65,824
MetLife, Inc.	68,699	1,564,276
Morgan Stanley	90,232	2,054,583
NASDAQ OMX Group, Inc. *	11,531	225,777
Northern Trust Corp.	18,765	1,122,522
NYSE Euronext	21,750	389,325
People's United Financial, Inc.	29,243	525,497
PNC Financial Services Group, Inc.	35,938	1,052,624
Principal Financial Group, Inc.	21,797	178,299
Progressive Corp. *	56,829	763,782
ProLogis, REIT	22,472	146,068
Prudential Financial, Inc.	35,606	677,226
Public Storage, REIT	10,531	581,838

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Regions Financial Corp.	58,332	$248,494
Simon Property Group, Inc., REIT	19,886	688,851
SLM Corp. *	39,251	194,292
State Street Corp. (a)	36,275	1,116,545
SunTrust Banks, Inc.	29,953	351,648
T. Rowe Price Group, Inc.	21,451	619,076
The Travelers Companies, Inc.	49,115	1,996,034
Torchmark Corp.	7,059	185,158
U.S. Bancorp	147,389	2,153,353
Unum Group	27,810	347,625
Ventas, Inc., REIT	12,043	272,292
Vornado Realty Trust, REIT	11,828	393,163
Wells Fargo & Company	355,870	5,067,589
XL Capital, Ltd., Class A (a)	28,737	156,904
Zions Bancorp	9,575	94,122

		63,833,648

Industrial - 9.59%
3M Company	58,262	2,896,787
Amphenol Corp., Class A	14,376	409,572
Ball Corp.	7,852	340,777
Bemis Company, Inc.	8,387	175,875
Black & Decker Corp.	4,989	157,453
Boeing Company	60,977	2,169,562
Burlington Northern Santa Fe Corp.	23,371	1,405,766
C.H. Robinson Worldwide, Inc.	14,293	651,904
Caterpillar, Inc.	50,514	1,412,371
Cooper Industries, Ltd., Class A	14,033	362,893
CSX Corp.	33,528	866,699
Cummins, Inc.	16,909	430,334
Danaher Corp.	21,410	1,160,850
Deere & Company	35,448	1,165,176
Dover Corp.	15,621	412,082
Eastman Kodak Company	22,286	84,687
Eaton Corp.	13,873	511,359
Emerson Electric Company	63,405	1,812,115
Expeditors International of Washington, Inc.	17,812	503,901
FedEx Corp.	26,141	1,163,013
FLIR Systems, Inc. *	12,664	259,359
Flowserve Corp.	4,694	263,427
Fluor Corp.	15,244	526,680
General Dynamics Corp.	32,420	1,348,348
General Electric Company	886,818	8,965,730
Goodrich Corp.	10,393	393,791
Honeywell International, Inc.	61,737	1,719,993
Illinois Tool Works, Inc.	32,277	995,745
Ingersoll-Rand Company, Ltd., Class A	26,777	369,523
ITT Corp.	15,267	587,321
Jabil Circuit, Inc.	17,957	99,841
Jacobs Engineering Group, Inc. *	10,336	399,590
KLA-Tencor Corp.	14,264	285,280
Leggett & Platt, Inc.	13,172	171,104
Lockheed Martin Corp.	27,882	1,924,694
Manitowoc Company, Inc.	10,821	35,385
Masco Corp.	29,877	208,541
Molex, Inc.	11,693	160,662
Norfolk Southern Corp.	30,739	1,037,441

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Northrop Grumman Corp.	27,475	$1,199,009
Owens-Illinois, Inc. *	14,036	202,680
Pactiv Corp. *	10,908	159,148
Pall Corp.	9,916	202,584
Parker-Hannifin Corp.	13,492	458,458
PerkinElmer, Inc.	9,805	125,210
Precision Castparts Corp.	11,751	703,885
Raytheon Company	33,600	1,308,384
Republic Services, Inc.	27,037	463,685
Rockwell Automation, Inc.	11,906	260,027
Rockwell Collins, Inc.	13,277	433,361
Ryder Systems, Inc.	4,617	130,707
Sealed Air Corp.	13,106	180,863
Snap-on, Inc.	4,768	119,677
Stanley Works	6,624	192,891
Stericycle, Inc. *	7,162	341,842
Textron, Inc.	20,402	117,107
Thermo Fisher Scientific, Inc. *	35,116	1,252,588
Tyco Electronics, Ltd.	38,462	424,620
Union Pacific Corp.	42,256	1,737,144
United Parcel Service, Inc., Class B	83,593	4,114,447
United Technologies Corp.	79,130	3,401,007
Vulcan Materials Company (a)	9,268	410,480
Waste Management, Inc.	41,271	1,056,538
Waters Corp. *	8,161	301,549

		57,143,522

Technology - 12.31%
Adobe Systems, Inc. *	44,077	942,807
Advanced Micro Devices, Inc. * (a)	47,014	143,393
Affiliated Computer Services, Inc., Class A *	8,192	392,315
Agilent Technologies, Inc. *	29,558	454,306
Altera Corp.	24,686	433,239
Analog Devices, Inc.	24,456	471,267
Apple, Inc. *	74,785	7,861,399
Applied Materials, Inc.	111,633	1,200,055
Autodesk, Inc. *	19,003	319,440
Automatic Data Processing, Inc.	42,398	1,490,714
BMC Software, Inc. *	15,566	513,678
Broadcom Corp., Class A *	35,726	713,806
CA, Inc.	33,115	583,155
Citrix Systems, Inc. *	15,080	341,411
Cognizant Technology Solutions Corp.,
Class A *	24,501	509,376
Computer Sciences Corp. *	12,722	468,679
Compuware Corp. *	20,463	134,851
Dell, Inc. *	145,323	1,377,662
Electronic Arts, Inc. *	27,025	491,585
EMC Corp. *	168,948	1,926,007
Fiserv, Inc. *	13,100	477,626
Hewlett-Packard Company	201,257	6,452,299
IMS Health, Inc.	15,098	188,272
Intel Corp.	467,072	7,029,434
International Business Machines Corp.	112,668	10,916,403
Intuit, Inc. *	26,975	728,325
L-3 Communications Holdings, Inc.	9,958	675,152
Lexmark International, Inc. *	6,508	109,790

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Linear Technology Corp. (a)	18,631	$428,140
LSI Logic Corp. *	54,428	165,461
MasterCard, Inc., Class A (a)	6,084	1,018,948
MEMC Electronic Materials, Inc. *	18,633	307,258
Microchip Technology, Inc. (a)	15,294	324,080
Micron Technology, Inc. *	64,140	260,408
Microsoft Corp.	642,068	11,794,789
National Semiconductor Corp.	16,194	166,312
NetApp, Inc. *	27,774	412,166
Novell, Inc. *	28,661	122,096
Novellus Systems, Inc. *	8,108	134,836
NVIDIA Corp. *	45,100	444,686
Oracle Corp. *	322,054	5,819,516
Pitney Bowes, Inc.	17,326	404,562
QLogic Corp. *	10,181	113,213
Salesforce.com, Inc. * (a)	8,876	290,512
SanDisk Corp. *	18,991	240,236
Sun Microsystems, Inc. *	62,537	457,771
Teradata Corp. *	14,611	236,990
Teradyne, Inc. *	14,502	63,519
Texas Instruments, Inc.	107,199	1,769,856
Total Systems Services, Inc.	16,566	228,776
Xerox Corp.	72,621	330,426
Xilinx, Inc.	23,018	441,025

		73,322,028
Utilities - 3.61%
AES Corp. *	55,848	324,477
Allegheny Energy, Inc.	14,227	329,640
Ameren Corp.	17,846	413,849
American Electric Power Company, Inc.	34,100	861,366
CenterPoint Energy, Inc.	29,173	304,274
Consolidated Edison, Inc.	22,997	910,911
Constellation Energy Group, Inc.	16,722	345,476
Dominion Resources, Inc.	48,998	1,518,448
DTE Energy Company	13,710	379,767
Dynegy, Inc., Class A *	41,984	59,197
Edison International	27,360	788,242
Exelon Corp.	55,276	2,508,978
FirstEnergy Corp.	25,599	988,121
FPL Group, Inc.	34,342	1,742,170
Integrys Energy Group, Inc.	6,344	165,198
Nicor, Inc.	3,752	124,679
NiSource, Inc.	23,035	225,743
Northeast Utilities	14,461	312,213
Pepco Holdings, Inc.	18,400	229,632
PG&E Corp.	30,715	1,173,927
Pinnacle West Capital Corp.	8,481	225,255
PPL Corp.	31,517	904,853
Progress Energy, Inc.	23,143	839,165
Public Service Enterprise Group, Inc.	42,491	1,252,210
SCANA Corp.	10,176	314,337
Sempra Energy	20,442	945,238
Southern Company	65,301	1,999,517
Teco Energy, Inc.	17,881	199,373
Wisconsin Energy Corp.	9,818	404,207

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Xcel Energy, Inc.	38,143	$710,604

		21,501,067

TOTAL COMMON STOCKS (Cost $850,202,192)		$581,540,083

SHORT TERM INVESTMENTS - 3.69%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$12,204,642	$12,204,642
JPMorgan Chase & Company
zero coupon due 04/01/2009	9,803,000	9,803,000

TOTAL SHORT TERM INVESTMENTS
(Cost $22,007,642)		$22,007,642

Total Investments (500 Index Trust B)
(Cost $872,209,834) - 101.29%		$603,547,725
Liabilities in Excess of Other Assets - (1.29)%		(7,712,753)

TOTAL NET ASSETS - 100.00%		$595,834,972

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 1.43%

U.S. Treasury Bonds - 0.15%
4.50% due 05/15/2038	$2,515,000	$2,936,263

U.S. Treasury Notes - 1.28%
1.50% due 12/31/2013	10,425,000	10,398,938
2.00% due 02/28/2010	3,596,000	3,641,230
2.75% due 02/15/2019	11,115,000	11,175,799

		25,215,967

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,986,657)		$28,152,230

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.77%

Federal Home Loan Bank - 0.63%
5.89% due 09/01/2036 (b)	12,046,969	12,417,672

Federal Home Loan Mortgage Corp. - 5.03%
4.50% due 09/01/2023	5,387,601	5,550,071
4.50% TBA **	32,880,000	33,547,875
5.00% due 07/01/2035	2,832,974	2,928,919
5.50% due 08/23/2017 to 07/01/2038	38,683,307	41,952,708
5.715% due 04/01/2037	3,081,966	3,184,369
5.852% due 03/01/2037 (b)	7,019,614	7,254,649
5.875% due 03/21/2011 (a)	4,049,000	4,251,551

		98,670,142

Federal National Mortgage
Association - 29.37%
zero coupon due 02/01/2015	1,920,000	1,608,090
4.375% due 03/15/2013	1,030,000	1,116,384
4.50% TBA **	32,660,000	33,621,938
4.754% due 08/01/2034	2,707,292	2,748,226
4.949% due 12/01/2038 (b)	4,077,183	4,211,475
5.00% due 05/01/2018 to 05/01/2038	127,649,263	132,065,358
5.00% TBA **	41,400,000	42,920,158

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.041% due 07/01/2033 (b)		$129,526	$133,183
5.354% due 12/01/2038 (b)		4,692,460	4,860,913
5.389% due 12/01/2038 (b)		3,286,899	3,396,894
5.50% due 02/01/2018 to 07/01/2038		166,039,612	172,824,527
5.50% due 03/15/2011 (a)		4,314,000	4,653,266
5.50% TBA **		36,825,000	38,291,383
6.00% due 05/01/2035 to 01/01/2038		64,534,057	67,885,549
6.00% TBA **		54,930,000	57,363,229
6.50% due 02/01/2036		3,005,610	3,177,610
6.625% due 09/15/2009 (a)		2,314,000	2,374,368
7.00% due 09/01/2010 to 10/25/2041		2,916,786	3,048,825
7.50% due 09/01/2029 to 08/01/2031		239,793	257,506

			576,558,882

Government National Mortgage
Association - 0.74%
4.50% due 03/15/2039		2,130,000	2,182,418
5.00% due 04/15/2035		4,713,182	4,903,182
5.50% due 03/15/2035		4,579,179	4,788,641
6.00% due 03/15/2033 to 06/15/2033		1,872,849	1,974,977
6.50% due 09/15/2028 to 08/15/2031		389,549	413,739
7.00% due 04/15/2029		116,023	124,212
8.00% due 10/15/2026 to 05/15/2029		136,407	146,878

			14,534,047

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $673,703,567)			$702,180,743

FOREIGN GOVERNMENT OBLIGATIONS - 0.57%

Argentina - 0.04%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	8,797,621	247,670
2.455% due 12/15/2035 (b)		19,532,033	202,582
5.83% due 12/31/2033 (b)		3,617,497	374,224

			824,476

Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	226,116

Colombia - 0.07%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	1,148,212
11.75% due 03/01/2010	COP	402,000,000	162,915

			1,311,127

Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	219,405

Germany - 0.16%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,812,390
6.25% due 01/04/2030		725,000	1,249,229

			3,061,619

Japan - 0.10%
Government of Japan
1.50% due 09/20/2014	JPY	68,650,000	718,193

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan (continued)
Government of Japan (continued)
1.80% due 03/22/2010	JPY	132,350,000	$1,356,343

			2,074,536

Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	831,441
8.00% due 12/19/2013		8,332,200	605,201
9.875% due 02/01/2010		$290,000	308,850

			1,745,492

Panama - 0.03%
Republic of Panama
8.875% due 09/30/2027		344,000	368,080
9.375% due 04/01/2029		130,000	142,675

			510,755

Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	174,640

Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	202,532

Sweden - 0.01%
Kingdom of Sweden
5.25% due 03/15/2011	SEK	1,720,000	225,981

Ukraine - 0.01%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	225,000

United Kingdom - 0.02%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	155,935
8.00% due 12/07/2015		125,000	238,531

			394,466

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $12,887,008)			$11,196,145

CORPORATE BONDS - 41.84%

Basic Materials - 1.35%
Alcan, Inc.
5.00% due 06/01/2015		$339,000	269,307
Alcoa, Inc.
5.72% due 02/23/2019		560,000	342,321
Allegheny Technologies, Inc.
8.375% due 12/15/2011		1,145,000	1,114,685
American Pacific Corp.
9.00% due 02/01/2015		1,955,000	1,671,525
Arcelormittal
6.125% due 06/01/2018		530,000	383,429
Barrick Gold Corp.
6.95% due 04/01/2019		1,445,000	1,453,086
CII Carbon LLC
11.125% due 11/15/2015 (g)		1,745,000	1,029,550
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)		481,000	496,974
E.I. Du Pont de Nemours & Company
5.875% due 01/15/2014		2,950,000	3,118,492

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
E.I. Du Pont de Nemours & Company (continued)
6.00% due 07/15/2018	$3,000,000	$3,012,381
Ecolab, Inc.
4.875% due 02/15/2015	1,305,000	1,304,723
International Paper Company
5.85% due 10/30/2012	524,000	444,702
7.95% due 06/15/2018	3,725,000	2,839,147
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	2,135,000	629,825
Mosaic Company
7.625% due 12/01/2016 (g)	1,710,000	1,675,800
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,695,000	1,391,002
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	1,665,000	1,116,945
Sterling Chemicals, Inc.
10.25% due 04/01/2015	1,455,000	1,236,750
United States Steel Corp.
7.00% due 02/01/2018	2,000,000	1,364,832
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	1,270,000	939,800
Verso Paper, Inc., Series B
9.125% due 08/01/2014	1,725,000	646,875

		26,482,151

Communications - 5.99%
America Movil SAB de CV
5.75% due 01/15/2015	1,540,000	1,477,017
American Tower Corp.
7.50% due 05/01/2012	638,000	641,190
AT&T Broadband Corp.
8.375% due 03/15/2013	1,355,000	1,449,076
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	612,253
8.75% due 03/01/2031	471,000	516,526
AT&T, Inc.
5.60% due 05/15/2018	2,610,000	2,539,807
6.30% due 01/15/2038	2,080,000	1,826,473
6.70% due 11/15/2013	4,000,000	4,272,216
BellSouth Corp.
4.20% due 09/15/2009	613,000	618,843
6.00% due 11/15/2034	2,000,000	1,791,430
6.55% due 06/15/2034	1,580,000	1,466,306
British Telecommunications PLC
5.95% due 01/15/2018	1,715,000	1,395,811
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (g)	1,567,000	1,363,290
Cincinnati Bell, Inc.
8.375% due 01/15/2014	1,720,000	1,616,800
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,634,761
5.90% due 02/15/2039	1,970,000	1,810,070
Citizens Communications Company
6.25% due 01/15/2013	1,305,000	1,182,656
9.00% due 08/15/2031	3,000,000	2,058,750
Comcast Corp.
4.95% due 06/15/2016	1,460,000	1,324,641
6.50% due 01/15/2015	1,260,000	1,252,906
6.95% due 08/15/2037	1,000,000	931,212

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
COX Communications, Inc.
4.625% due 01/15/2010		$1,103,000	$1,092,535
5.45% due 12/15/2014		922,000	829,283
6.75% due 03/15/2011		491,000	490,589
7.75% due 11/01/2010		368,000	374,700
8.375% due 03/01/2039		820,000	769,365
CSC Holdings, Inc.
7.875% due 02/15/2018		1,700,000	1,555,500
Deutsche Telekom International Finance BV
8.75% due 06/15/2030		1,358,000	1,450,761
7.125% due 07/11/2011 (b)	EUR	99,000	140,841
8.50% due 06/15/2010		$1,098,000	1,146,953
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		2,010,000	1,296,450
Embarq Corp.
7.995% due 06/01/2036		3,180,000	2,385,000
France Telecom SA
7.75% due 03/01/2011		996,000	1,066,708
8.50% due 03/01/2031		1,009,000	1,272,152
Idearc, Inc.
8.00% due 11/15/2016 ^		2,285,000	59,981
News America Holdings, Inc.
6.75% due 01/09/2038		108,000	108,974
6.90% due 03/01/2019 (g)		1,635,000	1,525,589
7.75% due 12/01/2045		491,000	402,616
8.25% due 08/10/2018		2,010,000	1,933,680
News America, Inc.
6.65% due 11/15/2037		3,450,000	2,585,230
Nextel Communications, Inc.
6.875% due 10/31/2013		2,260,000	1,288,200
Qwest Corp.
7.875% due 09/01/2011		1,495,000	1,472,575
R.H. Donnelley Corp.
8.875% due 10/15/2017		2,475,000	136,125
Rogers Cable, Inc.
6.75% due 03/15/2015		1,545,000	1,520,068
Rogers Wireless, Inc.
9.625% due 05/01/2011		422,000	439,420
SBC Communications, Inc.
4.125% due 09/15/2009		368,000	371,385
5.10% due 09/15/2014		799,000	801,690
5.625% due 06/15/2016		613,000	614,344
6.45% due 06/15/2034		2,217,000	1,996,245
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)		466,000	502,095
Sprint Capital Corp.
6.375% due 05/01/2009		613,000	613,000
6.875% due 11/15/2028		2,800,000	1,708,000
7.625% due 01/30/2011		1,080,000	999,000
8.375% due 03/15/2012		398,000	358,200
8.75% due 03/15/2032		2,895,000	1,939,650
TCI Communications, Inc.
9.80% due 02/01/2012		1,585,000	1,699,008
Telecom Italia Capital SA
4.00% due 01/15/2010		3,195,000	3,146,382
7.20% due 07/18/2036		2,885,000	2,282,802
7.721% due 06/04/2038		2,570,000	2,137,582
Time Warner Cable, Inc.
6.75% due 07/01/2018		4,695,000	4,407,215

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Time Warner Cable, Inc. (continued)
8.75% due 02/14/2019	$1,200,000	$1,274,191
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,582,586
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,437,946
8.375% due 03/15/2023	1,675,000	1,622,206
Time Warner, Inc.
6.75% due 04/15/2011	3,115,000	3,161,498
7.625% due 04/15/2031	451,000	402,980
Verizon Communications, Inc.
6.10% due 04/15/2018	4,440,000	4,398,641
6.90% due 04/15/2038	3,160,000	3,056,276
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	765,000	783,557
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	1,460,000	1,565,368
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,378,369
6.625% due 05/15/2011	3,115,000	2,998,524
6.75% due 10/05/2037	2,370,000	1,677,244
6.875% due 04/30/2036	3,305,000	2,411,351
Vivendi
5.75% due 04/04/2013 (g)	6,073,000	5,675,953
West Corp.
11.00% due 10/15/2016	2,615,000	1,738,975
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (g)	1,760,000	805,200

		117,672,792

Consumer, Cyclical - 2.55%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	2,415,000	1,147,125
AMC Entertainment, Inc.
8.00% due 03/01/2014	2,045,000	1,676,900
Centex Corp.
5.80% due 09/15/2009	3,360,000	3,309,600
Cinemark, Inc.
9.75 due 03/15/2014	820,000	772,850
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	792,723	566,797
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011	189,474	142,105
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	532,000	457,520
CVS Caremark Corp.
5.75% due 06/01/2017	1,515,000	1,477,370
6.302% due 06/01/2037 (b)	3,465,000	2,079,000
6.60% due 03/15/2019	1,400,000	1,411,080
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	1,885,000	1,804,339
Darden Restaurants, Inc.
6.80% due 10/15/2037	3,165,000	2,177,919
Delphi Corp.
6.197% due 11/15/2033 ^	118,000	1
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	2,640,000	2,006,400
Delta Airlines, Inc.
6.821% due 08/10/2022	2,532,094	1,696,503

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Exide Technologies, Series B
10.50% due 03/15/2013	$1,675,000	$971,500
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (g)	1,750,000	52,500
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	1,980,000	1,643,400
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)	1,085,000	54,250
Home Depot, Inc.
5.875% due 12/16/2036	1,375,000	973,749
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (g)	705,000	7,050
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,075,000	575,125
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,705,000	1,010,213
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	2,085,000	834,000
Macy's Retail Holdings, Inc.
7.875% due 07/15/2015	1,460,000	1,077,563
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,167,502
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	365,000	62,050
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	440,640
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	358,340
8.00% due 04/01/2012	842,000	248,390
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	494,400
9.75% due 04/01/2010	1,420,000	1,065,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	1,550,000	968,750
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,697,960
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	455,775
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	2,240,000	1,447,734
Staples, Inc.
9.75% due 01/15/2014	1,845,000	1,931,457
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,690,000	1,301,300
Target Corp.
6.50% due 10/15/2037	1,800,000	1,595,032
Tenneco Automotive, Inc.
8.625% due 11/15/2014	2,190,000	405,150
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,800,000	1,098,000
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	285,000
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,045,000	627,000
Yum! Brands, Inc.
6.25% due 03/15/2018	1,715,000	1,599,150
6.875% due 11/15/2037	4,630,000	3,838,710

		50,012,199

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical - 5.67%
Abbott Laboratories
5.875% due 05/15/2016	$2,330,000	$2,498,813
Allegiance Corp.
7.00% due 10/15/2026	255,000	222,741
Alliance One International, Inc.
8.50% due 05/15/2012	815,000	692,750
Altria Group, Inc.
8.50% due 11/10/2013	3,330,000	3,611,552
9.95% due 11/10/2038	2,860,000	2,854,017
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	753,467
6.45% due 09/01/2037	2,000,000	1,659,796
6.50% due 02/01/2043	540,000	419,502
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (g)	1,745,000	1,457,075
AstraZeneca PLC
5.90% due 09/15/2017	2,110,000	2,234,146
Bunge, Ltd. Finance Corp.
5.35% due 04/15/2014	1,980,000	1,652,502
Cargill, Inc.
5.60% due 09/15/2012 (g)	2,025,000	2,017,678
Clorox Company
5.00% due 03/01/2013	2,400,000	2,432,822
Coca-Cola Enterprises, Inc.
7.375% due 03/03/2014	1,690,000	1,919,620
Community Health Systems, Inc.
8.875% due 07/15/2015	1,280,000	1,209,600
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,001,755
6.30% due 08/15/2014	3,835,000	2,606,496
Covidien International Finance SA
6.00% due 10/15/2017	3,590,000	3,641,071
ERAC USA Finance Company
6.375% due 10/15/2017 (g)	1,600,000	1,030,247
7.95% due 12/15/2009 (g)	510,000	484,664
General Mills, Inc.
5.20% due 03/17/2015	645,000	657,447
5.70% due 02/15/2017	1,215,000	1,249,352
Hospira, Inc.
5.90% due 06/15/2014	412,000	394,767
Humana, Inc.
8.15% due 06/15/2038	2,595,000	1,913,569
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	514,567
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	1,005,659
6.00% due 02/11/2013	2,665,000	2,807,551
6.125% due 02/01/2018	5,275,000	5,286,916
6.875% due 01/26/2039	1,355,000	1,330,403
Kroger Company
5.00% due 04/15/2013	2,000,000	2,007,202
6.40% due 08/15/2017	2,000,000	2,053,164
6.80% due 12/15/2018	4,080,000	4,368,169
6.90% due 04/15/2038	2,000,000	2,020,040
7.00% due 05/01/2018	2,105,000	2,221,920
Medco Health Solutions, Inc.
7.25% due 08/15/2013	3,400,000	3,523,896
Miller Brewing Company
5.50% due 08/15/2013 (g)	1,580,000	1,521,785

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Nabisco, Inc.
7.55% due 06/15/2015	$1,471,000	$1,606,894
Pfizer, Inc.
6.20% due 03/15/2019	3,100,000	3,303,726
Philip Morris International, Inc.
4.875% due 05/16/2013	1,120,000	1,132,220
5.65% due 05/16/2018	3,755,000	3,730,991
Plains All American Pipeline LP
6.50% due 05/01/2018	1,220,000	1,054,475
Reynolds American, Inc.
7.25% due 06/01/2013	1,485,000	1,416,843
Roche Holdings, Inc.
5.00% due 03/01/2014	2,300,000	2,354,112
SABMiller PLC
6.50% due 07/15/2018 (g)	3,475,000	3,236,288
Safeway, Inc.
6.35% due 08/15/2017	1,820,000	1,865,165
Schering Plough Corp.
5.55% due 12/01/2013	937,000	984,805
6.00% due 09/15/2017	5,500,000	5,670,187
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	690,690
Sotheby's
7.75% due 06/15/2015	1,580,000	1,153,400
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	417,000	359,914
Tesco PLC
6.15% due 11/15/2037 (g)	2,400,000	2,170,841
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,748,925
6.15% due 02/01/2036	1,680,000	1,549,795
United Rentals North America, Inc.
7.00% due 02/15/2014	1,295,000	653,975
7.75% due 11/15/2013 (a)	385,000	209,825
UnitedHealth Group, Inc.
4.875% due 02/15/2013	940,000	915,544
5.375% due 03/15/2016	1,130,000	1,018,585
5.80% due 03/15/2036	540,000	418,133
WellPoint, Inc.
5.00% due 12/15/2014	417,000	402,387
6.375% due 06/15/2037	1,735,000	1,494,562
Wyeth
5.50% due 03/15/2013	3,675,000	3,826,223
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	1,850,000	1,017,500

		111,262,726

Diversified - 0.08%
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	1,657,000	1,623,472

Energy - 5.58%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,150,000	497,375
Anadarko Finance Company, Series B
7.50% due 05/01/2031	4,602,000	3,594,397
Apache Corp.
6.90% due 09/15/2018	1,715,000	1,870,242
Buckeye Partners LP
5.125% due 07/01/2017	1,150,000	944,540

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	$1,765,000	$1,807,062
CNOOC Finance
5.50% due 05/21/2033 (g)	545,000	477,818
ConocoPhillips
6.50% due 02/01/2039	3,285,000	3,204,439
DCP Midstream LLC
9.75% due 03/15/2019 (g)	1,660,000	1,645,732
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (g)	903,774	872,901
Devon Energy Corp.
5.625% due 01/15/2014	2,585,000	2,621,999
6.30% due 01/15/2019	1,000,000	975,675
Devon Financing Corp.
6.875% due 09/30/2011	295,000	308,509
7.875% due 09/30/2031	3,874,000	3,958,446
Duke Capital LLC
6.75% due 02/15/2032	589,000	497,700
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,910,000	1,446,825
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	2,400,000	2,103,338
7.50% due 04/15/2038	2,400,000	1,913,218
Energy Transfer Partners LP
6.625% due 10/15/2036	1,000,000	743,582
9.70% due 03/15/2019	1,445,000	1,534,541
Enterprise Products Operating LP
8.375% to 08/01/2016 than variable due
08/01/2016	3,700,000	2,479,000
4.95% due 06/01/2010	535,000	525,723
7.034% due 01/15/2068 (b)	2,005,000	1,253,125
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (g)	2,700,000	2,496,606
6.875% due 03/01/2033	471,000	388,277
GS Caltex Corp.
5.50% due 08/25/2014 (g)	471,000	366,996
Halliburton Company
7.45% due 09/15/2039	1,405,000	1,406,579
Hess Corp.
8.125% due 02/15/2019	1,435,000	1,479,298
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	980,000	930,924
5.80% due 03/15/2035	402,000	298,261
6.50% due 02/01/2037	4,220,000	3,380,372
7.30% due 08/15/2033	603,000	544,903
7.75% due 03/15/2032	805,000	753,621
9.00% due 02/01/2019	2,180,000	2,330,300
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038	1,960,000	1,677,182
Marathon Oil Corp.
6.80% due 03/15/2032	2,785,000	2,412,690
7.50% due 02/15/2019	815,000	821,104
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	1,700,000	1,215,500
McMoRan Exploration Company
11.875% due 11/15/2014	1,130,000	779,700
Nexen, Inc.
5.875% due 03/10/2035	2,053,000	1,358,308

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Nexen, Inc. (continued)
6.40% due 05/15/2037		$2,375,000	$1,684,509
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		2,020,000	1,852,148
ONEOK Partners LP
6.15% due 10/01/2016		2,780,000	2,474,673
6.65% due 10/01/2036		2,935,000	2,196,965
8.625% due 03/01/2019		1,410,000	1,422,777
Pemex Project Funding Master Trust
2.62% due 06/15/2010 (b)(g)		897,000	861,120
Petro-Canada
6.05% due 05/15/2018		2,800,000	2,407,756
Premcor Refining Group, Inc.
7.50% due 06/15/2015		206,000	200,053
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (g)		138,300	136,055
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)		1,515,000	1,160,323
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018		1,168,460	1,223,319
Shell International Finance BV
6.375% due 12/15/2038		2,325,000	2,448,281
Spectra Energy Capital LLC
6.20% due 04/15/2018		1,350,000	1,246,058
Suncor Energy, Inc.
6.10% due 06/01/2018		2,785,000	2,375,179
Talisman Energy, Inc.
6.25% due 02/01/2038		7,125,000	5,026,175
TEPPCO Partners LP
6.65% due 04/15/2018		3,000,000	2,580,150
7.00% due 06/01/2067 (b)		6,230,000	3,564,152
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)		2,910,000	2,873,922
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039		1,000,000	996,616
Transocean, Inc.
6.00% due 03/15/2018		2,775,000	2,614,383
Valero Logistics Operations LP
6.05% due 03/15/2013		2,392,000	2,064,164
Weatherford International, Ltd.
5.50% due 02/15/2016		1,000,000	846,235
6.50% due 08/01/2036		2,400,000	1,689,521
7.00% due 03/15/2038		2,000,000	1,454,042
9.625% due 03/01/2019		870,000	899,852
XTO Energy, Inc.
4.625% due 06/15/2013		3,000,000	2,904,696
5.90% due 08/01/2012		2,390,000	2,411,890

			109,531,822

Financial - 13.33%
Allied Capital Corp.
6.00% due 04/01/2012		4,850,000	898,521
6.625% due 07/15/2011		1,450,000	269,175
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	15,784
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016		$4,360,000	2,774,081
American Express Bank FSB, BKNT
6.00% due 09/13/2017		3,085,000	2,596,638

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
American Express Company
7.00% due 03/19/2018		$4,600,000	$4,057,853
American Express Credit Corp., Series C
7.30% due 08/20/2013		2,555,000	2,371,689
American General Finance Corp.
6.90% due 12/15/2017		1,645,000	576,551
American Honda Finance Corp.
7.625% due 10/01/2018 (g)		2,640,000	2,485,761
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)		1,300,000	110,761
Aon Capital Trust A
8.205% due 01/01/2027		3,305,000	2,354,085
Arch Capital Group, Ltd.
7.35% due 05/01/2034		3,000,000	1,933,689
Aries Vermogensverwaltung GmbH
9.60% due 10/25/2014		750,000	935,505
Assurant, Inc.
5.625% due 02/15/2014		461,000	386,490
6.75% due 02/15/2034		3,955,000	2,505,983
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)		3,380,000	2,568,800
Avalon Re, Ltd., Series B
1.3766% due 06/06/2010 (b)(g)		1,000,000	690,000
AXA Financial, Inc.
7.75% due 08/01/2010		533,000	527,505
AXA SA
6.379% due 12/14/2049 (b)(g)		1,175,000	429,921
6.463% due 12/31/2049 (b)(g)		4,065,000	1,444,660
BAC Capital Trust XIII
1.72% due 03/15/2043 (b)		1,900,000	358,786
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		2,350,000	516,976
BAC Capital Trust XV
2.0612% due 06/01/2056 (b)		4,170,000	1,086,035
Banco Santander Chile
1.6337% due 12/09/2009 (b)(g)		912,000	903,403
5.375% due 12/09/2014 (g)		295,000	276,374
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	131,803
Bear Stearns Companies, Inc.
1.404% due 01/31/2011 (b)		$2,000,000	1,902,766
7.25% due 02/01/2018		1,725,000	1,781,432
Bear Stearns Companies, Inc., MTN
1.4462% due 11/28/2011 (b)		2,400,000	2,305,001
Beaver Valley Funding Corp.
9.00% due 06/01/2017		3,902,000	3,867,740
Bosphorus Financial Services, Ltd.
3.0344% due 02/15/2012 (b)(g)		1,601,250	1,377,748
Boston Properties, Ltd.
6.25% due 01/15/2013		785,000	658,935
Camden Property Trust
5.00% due 06/15/2015		804,000	616,958
Capmark Financial Group, Inc.
7.375% due 05/10/2012		4,340,000	859,941
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		520,000	520,655
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018		3,600,000	3,088,606
5.50% due 03/15/2016		1,500,000	1,343,390

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	$4,500,000	$1,220,008
Chubb Corp.
5.75% due 05/15/2018	965,000	952,855
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)	3,085,000	1,403,675
CIT Group, Inc.
5.00% due 02/13/2014	425,000	243,642
5.65% due 02/13/2017	620,000	359,057
CIT Group, Inc., MTN
5.125% due 09/30/2014	535,000	323,401
Citigroup, Inc.
5.50% due 04/11/2013	1,625,000	1,427,680
5.625% due 08/27/2012	981,000	714,493
5.85% due 12/11/2034	1,230,000	937,946
6.125% due 11/21/2017	2,585,000	2,241,211
6.125% due 05/15/2018	2,715,000	2,343,417
8.40% due 04/29/2049 ^	4,160,000	2,350,982
CME Group, Inc.
5.75% due 02/15/2014	1,975,000	2,035,516
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,378,191
Colonial Properties Trust
6.25% due 06/15/2014	554,000	378,975
Colonial Realty LP
5.50% due 10/01/2015	569,000	341,351
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	4,000,000	1,165,640
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	491,000	501,656
Developers Diversified Realty Corp.
4.625% due 08/01/2010	1,103,000	828,167
Dresdner Bank AG
7.25% due 09/15/2015	879,000	728,914
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	1,975,000	1,283,750
Duke Realty LP
5.95% due 02/15/2017	2,050,000	1,225,986
6.25% due 05/15/2013	1,750,000	1,269,574
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	2,166,615
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(g)	1,845,000	332,100
Foundation Re II, Ltd.
7.9875% due 11/26/2010 (b)(g)	900,000	854,010
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	2,950,663
5.625% due 05/01/2018	1,845,000	1,604,266
General Electric Capital Corp., MTN
6.875% due 01/10/2039	2,085,000	1,700,505
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	190,378
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	2,995,000	1,246,941
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,800,000	2,523,170
6.75% due 10/01/2037	1,735,000	1,173,452
7.50% due 02/15/2019	2,000,000	1,995,626

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Goldman Sachs Group, Inc., MTN
1.5225% due 07/22/2015 (b)	$2,135,000	$1,502,579
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	275,640
HBOS PLC
5.375% due 12/29/2049 (b)(g)	1,128,000	567,028
Health Care Property Investors, Inc.
6.30% due 09/15/2016	2,480,000	1,726,871
6.45% due 06/25/2012	648,000	537,721
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	1,471,000	1,320,659
5.625% due 02/28/2013	2,480,000	1,914,009
Health Care, Inc.
6.00% due 11/15/2013	755,000	603,451
6.20% due 06/01/2016	3,380,000	2,610,330
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,445,000	1,341,996
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	969,345
Hospitality Properties Trust
6.75% due 02/15/2013	4,128,000	2,503,657
HRPT Properties Trust
6.65% due 01/15/2018	995,000	591,272
HSBC Bank USA, Inc.
4.625% due 04/01/2014	2,350,000	2,202,596
HSBC Finance Corp.
5.00% due 06/30/2015	4,767,000	3,532,318
HSBC Holdings PLC
6.50% due 09/15/2037	1,000,000	818,348
HVB Funding Trust III
9.00% due 10/22/2031 (g)	500,000	90,327
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	265,000	192,504
International Lease Finance Corp.
3.50% due 04/01/2009	677,000	677,000
4.55% due 10/15/2009	393,000	363,027
4.75% due 07/01/2009	1,530,000	1,438,342
International Lease Finance Corp., Series P
1.4944% due 01/15/2010 (b)	652,000	514,777
Jefferies Group, Inc.
6.45% due 06/08/2027	1,090,000	621,896
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,985,562
JPMorgan Chase & Company
6.75% due 02/01/2011	922,000	939,879
JPMorgan Chase & Company, Series 1
7.90% to 04/30/2018, then variable due
12/31/2049	8,535,000	5,484,932
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	4,045,000	2,596,967
JPMorgan Chase Capital XXIII
2.2375% due 05/15/2047 (b)	4,175,000	1,708,289
Kazkommerts International BV
8.50% due 04/16/2013	350,000	168,700
Kimco Realty Corp.
5.70% due 05/01/2017	3,225,000	2,034,969
Landsbanki Islands HF
zero coupon due 08/25/2009 ^ (g)	2,730,000	6,825
7.431% due 12/31/2049 ^ (g)	3,485,000	349

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Lehman Brothers Holdings, Inc., MTN
zero coupon due 01/26/2017 ^	$4,475,000	$537,000
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	2,837,000	1,539,941
7.30% due 06/15/2014 (g)	2,115,000	1,762,250
7.50% due 08/15/2036 (g)	6,245,000	3,508,297
7.80% due 03/15/2037 (g)	2,485,000	946,335
Lincoln National Corp.
6.05% due 04/20/2067 (b)	2,265,000	475,650
7.00% due 05/17/2066 (b)	5,355,000	1,124,550
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)	1,570,000	337,550
6.413% due 12/31/2049 (g)	2,255,000	518,650
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,592,611
MBNA Capital, Series B
1.97% due 02/01/2027 (b)	1,157,000	404,708
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)	1,600,000	674,027
Merna Reinsurance, Ltd., Series B
2.97% due 07/07/2010 (b)(g)	1,000,000	921,200
Merrill Lynch & Company, Inc.
1.72% due 05/02/2017 (b)	4,000,000	1,733,789
7.75% due 05/14/2038	7,525,000	4,467,021
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013	2,000,000	1,681,194
6.875% due 04/25/2018	4,895,000	3,828,345
MetLife, Inc.
6.40% due 12/15/2036 (b)	500,000	210,000
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	2,230,000	1,737,616
Morgan Stanley
1.5925% due 10/18/2016 (b)	3,315,000	2,222,446
4.25% due 05/15/2010	1,633,000	1,587,714
Morgan Stanley, MTN
5.95% due 12/28/2017	1,265,000	1,149,130
6.625% due 04/01/2018	3,570,000	3,404,020
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	1,535,000	1,400,905
Nationwide Mutual Insurance Company
5.81% due 12/15/2024 (b)(g)	1,130,000	715,330
Natixis
10.00% due 04/29/2049 (b)(g)	1,485,000	445,931
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	334,313
Northern Trust Company
6.50% due 08/15/2018	855,000	898,340
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	6,150,000	4,142,892
Osiris Capital PLC, Series C
3.9444% due 01/15/2010 (b)(g)	4,805,000	4,681,992
Osiris Capital PLC, Series D
6.0944% due 01/15/2010 (b)(g)	1,875,000	1,834,875
PartnerRe Finance A LLC
6.875% due 06/01/2018	2,000,000	1,770,582
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	3,000,000	1,468,596
PNC Funding Corp.
1.314% due 01/31/2012 (b)	4,000,000	3,253,644

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Popular North America, Inc.
4.70% due 06/30/2009	$598,000	$591,853
Progressive Corp.
6.70% due 06/15/2037 (b)	1,135,000	510,565
ProLogis
5.625% due 11/15/2016	3,100,000	1,549,386
6.625% due 05/15/2018	2,165,000	1,097,445
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	998,555
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	2,600,000	1,932,544
QBE Insurance Group, Ltd.
9.75% due 03/14/2014	1,620,000	1,619,324
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(g)	4,115,000	1,802,953
RBS Capital Trust IV
2.02% due 09/29/2049 (b)	897,000	313,188
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,103,520
Rouse Company LP
3.625% due 03/15/2049 ^	2,800,000	798,000
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,060,000	1,377,000
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049	1,400,000	315,000
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,890,000	1,191,286
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	1,303,929
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	1,693,414
Simon Property Group LP
5.625% due 08/15/2014	2,380,000	1,908,731
5.75% due 12/01/2015	1,500,000	1,158,098
5.875% due 03/01/2017	2,520,000	1,943,825
6.10% due 05/01/2016	1,000,000	791,755
10.35% due 04/01/2019	1,440,000	1,399,506
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	2,100,000	787,500
SLM Corp.
1.4594% due 01/27/2014 (b)	6,390,000	2,929,521
4.50% due 07/26/2010	1,895,000	1,421,250
SLM Corp., MTN
8.45% due 06/15/2018	1,610,000	869,606
SLM Corp., MTN, Series A
1.2994% due 07/27/2009 (b)	4,000,000	3,853,880
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,000,000	1,223,740
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,090,447
StanCorp Financial Group, Inc.
6.90% due 06/01/2067 (b)	4,850,000	2,376,340
Standard Chartered PLC
6.409% due 01/30/2017 (b)(g)	5,000,000	2,275,000
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,375,000	770,853
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	2,525,000	631,250

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Symetra Financial Corp.
6.125% due 04/01/2016 (g)	$1,650,000	$1,281,286
8.30% due 10/15/2037 (b)(g)	1,550,000	463,615
Teco Finance, Inc.
6.572% due 11/01/2017	972,000	750,895
7.00% due 05/01/2012	1,143,000	1,055,947
Textron Financial Corp.
6.00% due 02/15/2067 (b)(g)	3,000,000	510,000
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	1,851,471
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	159,500
8.50% due 02/10/2015 (g)	600,000	120,000
Ucar Finance, Inc.
10.25% due 02/15/2012	111,000	100,455
USB Capital IX
6.189% due 03/29/2049 (b)	6,605,000	2,608,975
USB Realty Corp.
6.091% due 12/22/2049 (b)(g)	2,600,000	988,000
Vita Capital III, Ltd., Series B-I
2.32% due 01/01/2011 (b)(g)	4,280,000	3,993,668
Vornado Realty LP
5.60% due 02/15/2011	2,000,000	1,873,352
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	523,148
Wachovia Bank NA
5.85% due 02/01/2037	1,605,000	1,164,671
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	615,000	486,376
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,451,944
Washington Mutual Bank FA
zero coupon due 01/15/2015 ^	1,070,000	107
WEA Finance LLC
7.125% due 04/15/2018 (g)	2,000,000	1,562,562
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	721,000	668,167
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	5,530,000	1,678,189
XL Capital, Ltd.
5.25% due 09/15/2014	441,000	288,960
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	1,715,000	325,850

		261,613,825

Industrial - 2.17%
BAE Systems Asset Trust
6.664% due 09/15/2013 (g)	1,635,070	1,536,966
7.156% due 12/15/2011 (g)	683,561	588,804
BE Aerospace, Inc.
8.50% due 07/01/2018	1,090,000	908,788
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	930,000	567,300
Boeing Company
6.00% due 03/15/2019	1,400,000	1,437,916
BWAY Corp.
10.00% due 10/15/2010	1,545,000	1,560,450
Canadian Pacific Railway Company
5.75% due 05/15/2013	2,090,000	2,006,527

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Caterpillar, Inc.
7.25% due 09/15/2009	$687,000	$700,343
CMA CGM SA
7.25% due 02/01/2013 (g)	2,610,000	1,004,850
Commercial Metals Company
7.35% due 08/15/2018	1,195,000	932,580
CRH America, Inc.
8.125% due 07/15/2018	1,840,000	1,434,685
CSX Corp.
5.50% due 08/01/2013	2,470,000	2,352,860
Eaton Corp.
4.90% due 05/15/2013	1,665,000	1,620,788
FedEx Corp.
7.375% due 01/15/2014	1,575,000	1,669,730
General Electric Company
5.00% due 02/01/2013	4,125,000	4,125,462
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	2,015,000	1,881,089
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	814,615
Masco Corp.
4.80% due 06/15/2015	2,540,000	1,636,837
6.125% due 10/03/2016	2,000,000	1,283,554
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,850,000	1,054,500
Tyco Electronics Group SA
6.00% due 10/01/2012	1,740,000	1,480,665
6.55% due 10/01/2017	6,840,000	5,175,937
7.125% due 10/01/2037	3,755,000	2,404,495
Union Pacific Corp.
5.70% due 08/15/2018	3,300,000	3,141,065
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011	1,950,000	760,500
Waste Management, Inc.
7.75% due 05/15/2032	625,000	600,958

		42,682,264

Technology - 0.34%
Computer Sciences Corp.
6.50% due 03/15/2018 (g)	3,510,000	3,327,641
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	152,445
Fiserv, Inc.
6.80% due 11/20/2017	1,600,000	1,496,845
Xerox Corp.
6.75% due 02/01/2017	2,230,000	1,703,160

		6,680,091

Utilities - 4.78%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	2,706,947	2,463,322
AES Gener SA
7.50% due 03/25/2014	906,000	931,308
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	505,189
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,485,756
7.00% due 04/01/2038	1,755,000	1,545,765
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	682,684

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Atmos Energy Corp.
8.50% due 03/15/2019	$1,645,000	$1,679,573
BVPS II Funding Corp.
8.89% due 06/01/2017	940,000	940,211
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	484,927
Commonwealth Edison Company
5.80% due 03/15/2018	7,090,000	6,717,335
Constellation Energy Group, Inc.
4.55% due 06/15/2015	1,765,000	1,450,053
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	375,161
6.30% due 09/30/2066 (b)	3,200,000	1,808,000
7.50% due 06/30/2066 (b)	1,680,000	1,041,600
Duke Energy Corp.
6.30% due 02/01/2014	1,425,000	1,458,815
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	412,000
Enel Finance International SA
6.25% due 09/15/2017 (g)	2,335,000	2,115,809
Enersis SA
7.375% due 01/15/2014	633,000	657,262
Entergy Louisiana LLC
8.09% due 01/02/2017	1,999,474	1,970,061
Exelon Generation Company, LLC
6.95% due 06/15/2011	2,033,000	2,075,862
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	481,436
7.375% due 11/15/2031	3,014,000	2,452,715
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,595,000	1,523,225
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	7,280,000	7,307,300
ITC Holdings Corp.
5.875% due 09/30/2016 (g)	723,000	680,766
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	1,691,780
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	639,354
Midwest Generation LLC, Series B
8.56% due 01/02/2016	2,425,095	2,249,275
Monongahela Power Company
7.95% due 12/15/2013 (g)	2,690,000	2,909,926
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,445,038
Nevada Power Company
5.875% due 01/15/2015	1,495,000	1,416,891
6.65% due 04/01/2036	2,330,000	1,946,407
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	853,322
6.80% due 01/15/2019	1,000,000	803,622
7.875% due 11/15/2010	814,000	799,876
Oncor Electric Delivery Company
6.375% due 05/01/2012	3,265,000	3,228,765
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,364,948
4.80% due 03/01/2014	598,000	601,144
8.25% due 10/15/2018	1,715,000	2,021,275

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
PG&E Corp.
5.75% due 04/01/2014	$1,710,000	$1,722,661
PNPP II Funding Corp.
9.12% due 05/30/2016	755,000	800,121
PPL Energy Supply LLC
6.50% due 05/01/2018	2,000,000	1,757,628
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	1,911,752
7.05% due 03/15/2019	2,005,000	2,042,742
PSEG Power LLC
5.00% due 04/01/2014	736,000	696,200
8.625% due 04/15/2031	736,000	739,938
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,247,189
Sempra Energy
4.75% due 05/15/2009	437,000	437,443
8.90% due 11/15/2013	1,455,000	1,581,456
Southern Power Company, Series D
4.875% due 07/15/2015	1,115,000	1,012,661
Southern Union Company
7.20% due 11/01/2066 (b)	4,880,000	2,440,000
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	798,000	789,189
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	1,667,150
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	2,520,000	1,260,000
TransAlta Corp.
6.65% due 05/15/2018	2,157,000	1,925,146
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	344,000	340,012
Veolia Environnement
6.00% due 06/01/2018	2,400,000	2,271,965
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,930,130

		93,791,141

TOTAL CORPORATE BONDS (Cost $1,042,957,773)		$821,352,483

MUNICIPAL BONDS - 0.23%

District of Columbia - 0.23%
George Washington University, DC, Series B
5.095% due 09/15/2032	4,750,000	4,493,452

TOTAL MUNICIPAL BONDS (Cost $4,750,000)		$4,493,452

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.63%
American Home Mortgage Assets, Series 2006-6,
Class A1A
0.7119% due 12/25/2046 (b)	2,587,794	995,505
American Home Mortgage Assets, Series 2006-6,
Class XP
3.7304% IO due 12/25/2046	38,175,190	1,049,818
American Home Mortgage Assets, Series 2007-5,
Class XP
2.4915% IO due 06/25/2047	34,218,549	1,625,381

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	$3,551,192	$2,010,605
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	30,146,232	1,431,946
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	2,850,000	2,443,143
Banc of America Alternative Loan Trust, Series
2006-7, Class A3
5.9133% due 10/25/2036 (b)	3,300,000	1,376,779
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,486,429	1,460,985
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	2,524,154	1,103,007
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1798% due 09/10/2047 (b)	3,075,000	2,363,890
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7116% due 05/10/2045 (b)	5,245,000	4,248,266
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	4,420,000	2,802,147
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	4,215,000	3,351,344
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8862% due 03/20/2036 (b)	2,483,994	1,371,268
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.8302% due 09/20/2037 (b)	1,790,805	1,276,758
Banc of America Large Loan,
Series 2005-MIB1, Class B
0.816% due 03/15/2022 (b)(g)	4,495,000	3,424,179
Banc of America Large Loan, Series 2006-BIX1,
Class C
0.7362% due 10/15/2019 (b)(g)	5,214,117	3,414,360
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.0771% IO due 10/10/2045 (g)	301,357,613	899,492
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	74,056	73,793
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.2458% due 04/25/2035 (b)	1,021,574	172,704
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	456,949	277,303
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	400,342	328,442
Bear Stearns Commercial Mortgage Securities, Inc.
4.997% due 06/11/2041 (g)	2,690,000	658,917
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.419% IO due 07/11/2042	32,153,028	423,282

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.2212% IO due 08/13/2046	$30,258,521	$381,130
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	3,347,708	1,456,516
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
0.996% due 03/15/2019 (g)	2,300,000	1,176,876
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	2,245,000	285,525
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.4248% IO due 10/12/2041	163,625,962	2,409,605
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
0.7419% due 08/25/2036 (b)	1,777,041	630,310
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.7319% due 12/25/2036 (b)	1,938,283	743,806
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,449,056
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	2,078,684	1,843,533
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.7261% due 03/15/2049 (b)	3,544,000	2,657,565
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
5.0363% due 04/25/2035 (b)	1,552,242	436,793
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8333% due 12/25/2035 (b)	1,844,523	1,018,515
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,153,630	965,444
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2256% due 09/15/2020 (b)	1,055,000	335,223
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2256% due 09/15/2020 (b)	2,080,000	1,671,268
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,103,596
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.2044% due 06/10/2044 (b)	4,250,635	1,384,113
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
0.756% due 11/15/2017 (b)(g)	2,415,973	2,062,082
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	4,984,127	3,006,052
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.9116% IO due 05/25/2036	13,648,223	458,495

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.8834% IO due 11/20/2035	$34,892,738	$1,008,618
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	2,090,665	1,104,648
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.2963% due 07/20/2034 (b)	4,827,274	3,834,106
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	655,386	617,269
Credit Suisse Mortgage Capital Certificates, Series
2006-7, Class 3A4
6.25% due 08/25/2036	3,625,000	1,832,827
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	5,613,453
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
0.786% due 04/15/2021 (b)(g)	4,095,000	2,631,432
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	6,825,000	6,048,669
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	2,775,000	2,440,478
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	3,195,000	2,939,400
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	2,890,000	2,442,050
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class F
5.10% due 08/15/2038 (b)	3,000,000	738,447
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,570,916	1,526,618
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,575,094
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	962,268
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	490,576
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.126% IO due 02/15/2038 (g)	57,123,746	402,945
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	4,091,947	1,363,504
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
1.7563% due 09/15/2020 (b)(g)	1,000,000	479,144
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	13,660,000	9,941,338
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	970,000	636,378
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.484% IO due 08/19/2045	30,558,371	611,167

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	$1,169,718	$1,195,344
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	164,873	169,277
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 11/25/2041	314,883	337,417
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	3,272,946	1,923,880
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2113% due 12/25/2034 (b)	707,797	76,528
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	176,210	175,156
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	21,875	21,882
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,078,143
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	695,269
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1826% IO due 06/10/2048 (g)	89,915,720	777,223
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	3,096,263	1,023,646
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039 (g)	4,260,000	676,808
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (g)	1,200,000	1,182,000
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (g)	2,205,000	1,964,518
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (g)	725,000	564,650
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.5018% due 05/10/2040 (b)	6,983,000	5,521,484
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6314% due 04/19/2036 (b)	1,269,290	855,173
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A3
0.8019% due 06/25/2045 (b)	583,703	150,537
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
0.8819% due 10/25/2045 (b)	2,623,810	779,629
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
0.8919% due 02/25/2036 (b)	4,223,886	1,539,985
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.3661% IO due 08/10/2042 (g)	197,443,662	2,679,883

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class C
5.554% due 02/10/2017	$1,695,000	$222,754
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class F
5.633% due 02/10/2017	935,000	48,841
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	831,405	807,734
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.2112% IO due 07/10/2039 (g)	100,737,116	1,205,289
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.6655% IO due 11/10/2039	58,647,233	1,297,118
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.5813% due 08/25/2034 (b)	1,587,894	475,355
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3627% due 01/25/2036 (b)	2,342,591	1,422,213
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
0.8863% due 01/19/2036 (b)	1,483,645	429,511
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
4.819% due 11/19/2034 (b)	676,563	374,739
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.5058% IO due 09/19/2035	23,819,130	357,287
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
2.483% due 12/19/2036 (b)	3,104,294	994,934
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	65,216,913	326,085
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	66,674,149	354,206
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (g)	47,540,627	237,703
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
0.9962% due 10/03/2015 (b)(g)	430,000	422,909
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	1,030,560	209,969
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
3.8037% IO due 10/25/2036	42,896,057	643,441
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
3.4879% IO due 10/25/2036	70,154,234	834,835
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.0289% due 05/25/2035 (b)	1,677,080	148,517
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class G
5.3345% due 12/15/2044 (b)	2,460,000	582,555
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1795% due 12/15/2044 (b)	7,990,000	6,159,267

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	$2,568,266	$2,430,004
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	3,625,000	2,412,261
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	421,647
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8754% due 04/15/2045 (b)	2,675,000	2,018,035
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	4,530,000	3,557,419
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class X
0.573% IO due 05/15/2045	89,137,235	1,900,352
JPMorgan Mortgage Trust, Series 2006-A7, Class
2A5
5.7928% due 01/25/2037 (b)	3,737,833	990,219
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,546,475	1,164,689
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,127,660	1,898,936
LB-UBS Commercial Mortgage Trust, Series
2005-C1, Class A2
4.31% due 02/15/2030	2,183,000	2,069,032
LB-UBS Commercial Mortgage Trust, Series
2005-C2, Class E
5.2874% due 04/15/2040 (b)	2,990,000	810,184
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,468,717
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2731% IO due 03/17/2020 (g)	46,799,782	628,694
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)(g)	1,999,528	496,575
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,722,089
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8825% due 06/15/2038 (b)	3,165,000	2,398,356
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	5,587,950	3,773,128
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
4.531% due 04/21/2034 (b)	2,281,351	1,854,375
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6137% due 08/25/2034 (b)	3,734,996	2,288,982
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
4.752% due 03/25/2035 (b)	6,510,729	3,150,236

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9828% due 02/25/2036 (b)	$7,637,712	$5,317,163
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class X
0.564% IO due 02/14/2051 (g)	54,518,756	1,026,643
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,262,230
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0676% IO due 08/12/2020 (g)	274,600,557	1,083,958
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.1343% IO due 07/12/2038	219,212,248	1,192,471
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2427% due 11/12/2037 (b)	2,855,000	2,209,599
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	1,181,014	1,178,265
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.363% IO due 08/12/2026	102,678,603	1,525,999
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9097% due 06/12/2046 (b)	4,565,000	3,250,799
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
0.7519% due 03/25/2030 (b)	121,822	84,379
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9325% due 09/25/2037 (b)	1,452,739	306,030
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9325% due 09/25/2037 (b)	546,902	99,326
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9325% due 09/25/2037 (b)	353,936	49,129
Morgan Stanley Capital I, Series 2005-RR6, Class
A2FL
0.7419% due 05/24/2043 (b)	1,701,623	969,925
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	576,751	564,110
Morgan Stanley Capital I, Series 2005-HQ6,
Class A2A
4.882% due 08/13/2042	2,225,000	2,072,488
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2082% due 11/14/2042 (b)	2,185,000	1,847,571
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2082% due 11/14/2042 (b)	2,795,000	2,182,812
Morgan Stanley Capital I, Series 2005-HQ7,
Class AJ
5.2082% due 11/14/2042 (b)	10,560,000	4,528,309
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	2,535,000	2,014,325
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.2457% IO due 07/15/2056 (g)	36,522,576	677,866

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1798% IO due 12/31/2041 (g)	$74,545,242	$762,889
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	273,107
Morgan Stanley Capital I, Series 2007-SRR3,
Class A
0.845% due 12/20/2049 (b)(g)	3,000,000	390,000
Morgan Stanley Capital I, Series 2007-SRR3,
Class B
0.945% due 12/20/2049 (b)(g)	3,000,000	240,000
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	580,000	40,600
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.6033% due 05/25/2035 (b)	1,739,781	295,220
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	3,219,617	1,780,851
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9522% due 12/25/2035 (b)	2,365,151	1,105,626
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	2,717,205	1,531,824
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	3,265,213	1,806,071
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	576,743	577,886
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,989,677	1,990,884
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	5,370,000	4,618,200
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	755,000	649,300
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	4,716,000	4,315,140
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (g)	615,000	559,650
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (g)	545,000	495,950
Sequoia Mortgage Trust, Series 2005-3, Class A1
0.745% due 04/15/2032 (b)	254,742	131,372
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.253% due 09/25/2035 (b)	2,196,377	1,018,549
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.4544% due 07/15/2027 (b)(g)	312,734	226,973
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
4.9414% due 03/25/2033 (b)	2,289,062	686,153
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	4,800,000	3,792,000
Trapeza CDO LLC Series 2007-12A, Class B
1.972% due 04/06/2042 (b)(g)	3,000,000	240,000

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.3553% due 12/15/2044 (b)	$3,640,000	$900,796
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.091% IO due 03/15/2042 (g)	46,761,791	255,792
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	793,740
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
5.9431% due 03/23/2045 (g)	2,488,789	2,361,045
WAMU Mortgage Pass Through Certificates, Series
2005-AR13, Class X
3.0632% IO due 10/25/2045	150,066,988	1,875,837
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
0.8719% due 12/25/2045 (b)	1,063,238	283,590
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
2.573% due 05/25/2046 (b)	2,689,418	537,884
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
1.1219% due 10/25/2045 (b)	3,836,055	479,507
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
1.1219% due 04/25/2045 (b)	4,302,822	215,141
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.1832% IO due 06/25/2017	153,588,427	1,151,913
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
1.1262% IO due 07/25/2047	84,386,534	527,416
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
1.2219% due 12/25/2045 (b)	2,247,916	280,989
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,176,307	650,645
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.9871% IO due 04/25/2047	66,192,189	372,331
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	747,286	503,017
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6578% due 10/25/2036 (b)	4,074,496	1,179,641

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $399,351,191)		$267,577,755

ASSET BACKED SECURITIES - 2.49%
Alesco Preferred Funding, Ltd., Series 12A, Class B
1.694% due 07/15/2037 (b)(g)	1,910,000	286,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
1.876% due 09/23/2037 (b)(g)	2,410,000	361,500

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
1.906% due 12/23/2037 (b)(g)	$935,000	$93,500
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	32,596	28,078
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	6,050,000	302,500
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	2,400,000	1,200,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.971% due 05/24/2017 (b)(g)	2,478,377	1,363,107
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
1.759% due 01/26/2042 (b)(g)	1,895,000	227,684
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
2.209% due 01/26/2042 (b)(g)	3,145,000	157,250
Argent Securities, Inc., Series 2004-W1, Class M3
1.9719% due 03/25/2034 (b)	493,542	47,256
Capital Trust Re CDO, Ltd.
5.16% due 06/25/2035	3,000,000	750,000
Capital Trust Re CDO, Ltd., Series 2005-1A,
Class C
1.295% due 03/20/2050 (b)(g)	1,250,000	187,500
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
2.645% due 03/20/2050 (b)(e)(g)	834,000	8,340
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
1.015% due 03/20/2050 (b)(e)(g)	1,600,000	144,000
Capital Trust Re CDO, Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035 (g)	2,690,019	1,667,812
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.901% due 02/25/2052 (b)(g)	5,000,000	750,000
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	365,394
Centex Home Equity, Series 2005-A, Class M4
1.3219% due 01/25/2035 (b)	875,000	647,135
Chase Issuance Trust, Series 2008-A1, Class A1
1.0063% due 01/15/2012 (b)	3,200,000	3,144,444
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	20,869	17,994
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	3,005,273	2,272,647
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 10/25/2036 (g)	2,560,000	756,333
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	3,450,000	1,069,500
Crest, Ltd., Series 2002-IGA, Class A
1.633% due 07/28/2017 (b)(g)	5,502,118	3,961,525
Crest, Ltd., Series 2003-1A, Class B1
2.211% due 05/28/2038 (b)(g)	2,400,000	960,000
CW Capital Cobalt I, Series 2005-1A, Class A1
1.5287% due 05/25/2045 (b)(g)	2,432,915	640,769

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
1.9713% due 12/05/2046 (b)(g)	$6,125,000	$857,500
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	2,940,000	882,000
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	347,886	135,070
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	347,886	130,049
Equity One ABS, Inc., Series 2004-2, Class AV2
0.771% due 07/25/2034 (b)	32,203	10,200
Fremont Home Loan Trust, Series 2004-4, Class M7
2.2419% due 03/25/2035 (b)	732,531	48,306
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	7,000,000	3,460,625
Highland Park CDO, Ltd., Series 2006-1A, Class A2
1.648% due 11/25/2051 (b)(g)	8,670,000	867,000
JER CDO, Series 2006-2A, Class AFL
0.8519% due 03/25/2045 (b)(g)	3,648,364	547,255
JER CDO, Series 2006-2A, Class FFL
2.0219% due 03/25/2045 (b)(g)	2,000,000	60,000
Lehman XS Trust, Series 2005-5N, Class 3A2
0.8819% due 11/25/2035 (b)	2,989,922	782,496
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.8219% due 12/25/2035 (b)	2,139,431	456,412
Lehman XS Trust, Series 2006-2N, Class 1A2
0.8619% due 02/25/2046 (b)	6,734,283	1,425,244
LNR CDO, Ltd., Series 2006-1A, Class BFL
1.0725% due 05/28/2043 (b)(g)	3,300,000	132,000
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
2.3219% due 07/25/2032 (b)	1,047,105	411,198
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.221% due 02/25/2034 (b)	1,200,000	784,241
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	990,000	738,379
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
1.0219% due 12/24/2050 (b)(g)	4,430,000	221,500
North Street Referenced Linked Notes, Series
2000-1A, Class C
2.9244% due 07/30/2010 (b)(g)	2,500,000	625,000
N-Star Real Estate CDO, Ltd.
0.87% due 07/27/2040 (b)(g)	2,800,000	840,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class C
1.1219% due 06/22/2051 (g)	3,000,000	180,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
1.246% due 02/01/2041 (b)(g)	2,360,000	472,354
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
1.1219% due 01/25/2034 (b)	761,275	400,681
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	4,312,076	2,487,529
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	3,194,683	2,420,283

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	$6,285,287	$3,268,349
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
1.3219% due 06/25/2045 (b)(g)	3,000,000	300,000
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	928,267	835,647
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	1,870,000	874,517
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	585,143	422,486
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	476,242	318,546
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	607,663	307,074
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	83,251	82,265
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	2,451,000	1,686,211

TOTAL ASSET BACKED SECURITIES
(Cost $139,594,827)		$48,881,185

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.63%
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	761,345	539,959

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $399,351,191)		$267,577,755

SUPRANATIONAL OBLIGATIONS - 0.12%

Financial - 0.09%
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	681,185
6.875% due 03/15/2012	1,005,000	990,200

		1,671,385

Government - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	638,000	636,249

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,520,950)		$2,307,634

PREFERRED STOCKS - 0.21%

Communications - 0.07%
Telephone & Data Systems, Inc., 7.60%	80,100	1,402,551

Consumer, Non-cyclical - 0.09%
Ocean Spray Cranberries, Inc., 6.25%	22,216	1,785,611

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Financial - 0.05%
Bank of America Corp., Series MER, 8.625%	94,700	$989,615

TOTAL PREFERRED STOCKS (Cost $6,224,710)		$4,177,777

TERM LOANS - 0.02%

Consumer, Cyclical - 0.02%
East Valley Tourist Development
7.9963% due 08/06/2012 (b)	725,000	362,500

TOTAL TERM LOANS (Cost $720,067)		$362,500

WARRANTS - 0.00%

Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	20,662	6,391

TOTAL WARRANTS (Cost $0)		$6,391

REPURCHASE AGREEMENTS - 2.39%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$46,817,130 on 04/01/2009,
collateralized by $175,000 Federal
Home Loan Bank, 0.95% due
03/30/2010 (valued at $174,563,
including interest) and $215,000
Federal Home Loan Mortgage
Corp., 3.375% due 04/15/2009
(valued at $218,494, including
interest) and $42,595,000 Federal
Home Loan Mortgage Corp.,
4.75% due 01/19/2016 (valued at
$47,227,206, including interest)
and $135,000 Federal National
Mortgage Association, 5.85% due
08/17/2017 (valued at $138,375,
including interest)	$46,817,000	$46,817,000

TOTAL REPURCHASE AGREEMENTS
(Cost $46,817,000)		$46,817,000

SHORT TERM INVESTMENTS - 9.39%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009 to
04/15/2009	$166,733,000	$166,721,379
Federal National Mortgage Association
zero coupon due 04/15/2009	7,700,000	7,699,716
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	9,930,613	9,930,613

TOTAL SHORT TERM INVESTMENTS
(Cost $184,357,374)		$184,351,708

Total Investments (Active Bond Trust)
(Cost $2,541,871,124) - 108.09%		$2,121,857,003
Liabilities in Excess of Other Assets - (8.09)%		(158,780,675)

TOTAL NET ASSETS - 100.00%		$1,963,076,328

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 85.52%

Basic Materials - 4.75%
Ashland, Inc.	124,400	$1,285,052
CF Industries Holdings, Inc.	14,423	1,025,908
Cliffs Natural Resources, Inc. (a)	30,447	552,918
Cytec Industries, Inc.	16,886	253,628
Dow Chemical Company (a)	126,522	1,066,580
Eli Lilly & Company	118,733	3,966,870
International Paper Company	292,661	2,060,333
Terra Industries, Inc.	51,370	1,442,983
The Mosaic Company	23,983	1,006,806

		12,661,078

Communications - 10.01%
ADC Telecommunications, Inc. *	98,434	432,125
Amazon.com, Inc. *	14,767	1,084,488
AT&T, Inc.	180,229	4,541,771
Atlantic Tele-Network, Inc.	600	11,508
CBS Corp., Class B	320,588	1,231,058
Cisco Systems, Inc. *	22,075	370,198
Comcast Corp., Class A	223,793	3,052,537
eBay, Inc. *	22,817	286,582
Global Sources, Ltd. *	10,734	41,755
Google, Inc., Class A *	6,699	2,331,654
Liberty Media Corp. - Entertainment, Series A *	10,331	206,103
Liberty Media Corp. - Interactive A *	91,094	264,173
QUALCOMM, Inc.	85,769	3,337,272
Sohu.com, Inc. *	13,207	545,581
Symantec Corp. *	28,292	422,682
Time Warner Cable, Inc. *	26,236	650,650
Time Warner, Inc. *	104,521	2,017,262
U.S. Cellular Corp. *	6,939	231,346
USA Mobility, Inc. *	5,400	49,734
Verizon Communications, Inc.	185,834	5,612,187

		26,720,666

Consumer, Cyclical - 6.81%
Carter's, Inc. *	23,900	449,559
CEC Entertainment, Inc. *	24,400	631,472
Foot Locker, Inc.	78,562	823,330
Ingram Micro, Inc., Class A *	57,269	723,880
Jones Apparel Group, Inc.	87,130	367,689
Macy's, Inc.	229,078	2,038,794
McDonald's Corp.	78,562	4,287,128
Phillips-Van Heusen Corp.	23,446	531,755
Polo Ralph Lauren Corp., Class A	17,425	736,206
Tech Data Corp. *	16,006	348,611
The Buckle, Inc.	3,000	95,790
The Gap, Inc.	39,624	514,716
WABCO Holdings, Inc.	29,419	362,148
Wal-Mart Stores, Inc.	85,954	4,478,203
Wesco International, Inc. *	17,524	317,535
World Fuel Services Corp.	25,100	793,913
Yum! Brands, Inc.	24,400	670,512

		18,171,241

Consumer, Non-cyclical - 20.89%
Abbott Laboratories	106,494	5,079,764
Alliance Imaging, Inc. *	1,700	11,560
Altria Group, Inc.	80,129	1,283,667

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Amgen, Inc. *	64,464	$3,192,257
Archer-Daniels-Midland Company	130,522	3,625,901
Becton, Dickinson & Company	5,776	388,378
Bunge, Ltd.	69,200	3,920,180
Centene Corp. *	12,600	227,052
China Sky One Medical, Inc. *	2,600	29,900
Colgate-Palmolive Company	62,501	3,686,309
Coventry Health Care, Inc. *	126,877	1,641,788
CV Therapeutics, Inc. *	20,900	415,492
Cypress Biosciences, Inc. *	93,200	662,652
Enzon Pharmaceuticals, Inc. * (a)	40,800	247,656
Express Scripts, Inc. *	48,605	2,244,093
Gentiva Health Services, Inc. *	23,600	358,720
Gilead Sciences, Inc. *	39,111	1,811,622
Healthspring, Inc. *	7,900	66,123
Herbalife, Ltd.	78,352	1,173,713
Johnson & Johnson	78,220	4,114,372
LifePoint Hospitals, Inc. *	12,727	265,485
Lincoln Educational Services Corp. *	8,100	148,392
Lorillard, Inc.	29,417	1,816,206
Manpower, Inc.	46,600	1,469,298
McKesson Corp.	46,354	1,624,244
Medicines Company *	9,400	101,896
Merck & Company, Inc.	52,020	1,391,535
PDL BioPharma, Inc.	28,800	203,904
Pfizer, Inc.	297,992	4,058,651
Philip Morris International, Inc.	12,580	447,596
POZEN, Inc. *	1,800	11,016
Procter & Gamble Company	22,360	1,052,932
Quidel Corp. *	40,900	377,098
R.R. Donnelley & Sons Company	104,064	762,789
Safeway, Inc.	51,401	1,037,786
SAIC, Inc. *	40,676	759,421
St. Jude Medical, Inc. *	19,819	720,024
Sysco Corp.	146,945	3,350,346
Universal Health Services, Inc., Class B	17,082	654,924
Watson Pharmaceuticals, Inc. *	24,424	759,831
WellPoint, Inc. *	13,909	528,125

		55,722,698

Energy - 10.62%
Chevron Corp.	108,454	7,292,447
ConocoPhillips Company	40,334	1,579,480
Duke Energy Corp.	53,745	769,628
Encore Aquisition Company *	44,398	1,033,142
Exxon Mobil Corp.	148,900	10,140,090
Mariner Energy, Inc. *	98,875	766,281
Murphy Oil Corp.	65,957	2,952,895
Occidental Petroleum Corp.	35,636	1,983,143
Oil States International, Inc. *	17,377	233,199
Rowan Companies, Inc.	24,147	289,040
Tidewater, Inc.	24,209	898,880
W&T Offshore, Inc.	63,194	388,643

		28,326,868

Financial - 9.33%
Aetna, Inc.	70,973	1,726,773

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Allied World Assurance Holdings, Ltd.	19,677	$748,316
Apartment Investment & Management
Company, Class A, REIT	5,317	29,137
Bank of America Corp.	357,255	2,436,479
Bank of New York Mellon Corp.	11,419	322,587
Boston Properties, Inc., REIT	4,845	169,720
Broadridge Financial Solutions, Inc.	50,661	942,801
CME Group, Inc.	3,966	977,183
Comerica, Inc.	25,159	460,661
Equity Residential, REIT	19,726	361,972
First American Corp.	31,004	821,916
Goldman Sachs Group, Inc.	10,778	1,142,684
Health Care, Inc., REIT	8,860	271,027
JPMorgan Chase & Company	194,814	5,178,156
Liberty Property Trust, REIT	10,034	190,044
Marshall & Ilsley Corp. (a)	326,045	1,835,633
Morgan Stanley	22,972	523,073
ProLogis, REIT	16,900	109,850
Public Storage, REIT	4,400	243,100
Regency Centers Corp., REIT	8,271	219,761
Signature Bank *	2,500	70,575
Simon Property Group, Inc., REIT	12,858	445,401
State Street Corp.	8,613	265,108
SunTrust Banks, Inc.	205,925	2,417,560
The Travelers Companies, Inc.	44,885	1,824,127
Vornado Realty Trust, REIT	10,301	342,405
Zions Bancorp	83,260	818,446

		24,894,495

Industrial - 9.00%
Aaon, Inc.	2,200	39,864
AGCO Corp. *	38,171	748,152
Arrow Electronics, Inc. *	51,444	980,523
Avnet, Inc. *	33,444	585,605
Brinks Company	79,296	2,098,172
Brinks Home Security Holdings, Inc. *	26,727	604,030
FedEx Corp.	23,203	1,032,302
Flowserve Corp.	21,145	1,186,657
Fluor Corp.	13,118	453,227
Gardner Denver, Inc. *	33,873	736,399
General Dynamics Corp.	63,877	2,656,644
General Electric Company	30,202	305,342
Granite Construction, Inc.	1,000	37,480
Jabil Circuit, Inc.	188,844	1,049,973
Joy Global, Inc.	48,518	1,033,433
Lockheed Martin Corp.	26,923	1,858,495
Manitowoc Company, Inc.	73,373	239,930
Marten Transport, Ltd. *	3,600	67,248
Multi-Fineline Electronix, Inc. *	14,800	249,232
Norfolk Southern Corp.	11,364	383,535
Northrop Grumman Corp.	91,191	3,979,575
Overseas Shipholding Group, Inc.	10,400	235,768
Raytheon Company	8,300	323,202
Ryder Systems, Inc.	21,782	616,648
Shaw Group, Inc. *	10,479	287,229
Silgan Holdings, Inc.	8,500	446,590
Timken Company	62,137	867,433

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Trinity Industries, Inc. (a)	30,691	$280,516
United Technologies Corp.	14,390	618,482

		24,001,686

Technology - 9.35%
Apple, Inc. *	39,826	4,186,509
Automatic Data Processing, Inc.	92,800	3,262,848
BMC Software, Inc. *	9,432	311,256
Computer Sciences Corp. *	47,039	1,732,917
EMC Corp. *	30,642	349,319
Hewlett-Packard Company	54,365	1,742,942
Intel Corp.	17,033	256,347
International Business Machines Corp.	45,455	4,404,135
Lexmark International, Inc. *	15,382	259,494
Microsoft Corp.	260,307	4,781,840
NCR Corp. *	32,599	259,162
QLogic Corp. *	92,463	1,028,188
Texas Instruments, Inc.	16,886	278,788
VMware, Inc. Class A *	20,655	487,871
Volterra Semiconductor Corp. *	45,100	380,644
Western Digital Corp. *	63,975	1,237,276

		24,959,536

Utilities - 4.76%
Atmos Energy Corp.	12,090	279,521
Consolidated Edison, Inc.	26,236	1,039,208
Dominion Resources, Inc.	39,355	1,219,612
DTE Energy Company	23,447	649,482
Edison International	124,036	3,573,477
FirstEnergy Corp.	16,330	630,338
Integrys Energy Group, Inc.	11,210	291,908
Mirant Corp. *	201,249	2,294,239
NiSource, Inc.	71,956	705,169
NV Energy, Inc.	37,152	348,857
Pepco Holdings, Inc.	27,509	343,312
Progress Energy, Inc.	17,278	626,500
Sempra Energy	8,175	378,012
UGI Corp.	14,098	332,854

		12,712,489

TOTAL COMMON STOCKS (Cost $268,030,803)		$228,170,757

SHORT TERM INVESTMENTS - 4.97%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$2,326,088	$2,326,088
U.S. Treasury Bills
zero coupon due 06/11/2009	10,950,000	10,947,408

TOTAL SHORT TERM INVESTMENTS
(Cost $13,273,496)		$13,273,496

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 10.09%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$26,907,075 on 04/01/2009,
collateralized by $26,875,000
Federal National Mortgage
Association, 4.50% due
04/29/2013 (valued at
$27,446,094, including interest)	$26,907,000	$26,907,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,907,000)		$26,907,000

Total Investments (All Cap Core Trust)
(Cost $308,211,299) - 100.58%		$268,351,253
Liabilities in Excess of Other Assets - (0.58)%		(1,556,457)

TOTAL NET ASSETS - 100.00%		$266,794,796

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.58%

Basic Materials - 1.31%
BHP Billiton, Ltd.	13,936	$308,002
Monsanto Company	3,596	298,828
Potash Corp. of Saskatchewan, Inc.	3,631	293,421
The Mosaic Company	7,221	303,137

		1,203,388

Communications - 7.29%
Amdocs, Ltd. *	22,378	414,440
China Mobile, Ltd.	59,516	519,591
Cisco Systems, Inc. *	49,235	825,671
Google, Inc., Class A *	4,646	1,617,087
KDDI Corp.	398	1,874,237
McAfee, Inc. *	9,988	334,598
Nokia Oyj, SADR	78,260	913,294
Symantec Corp. *	13,640	203,781

		6,702,699
Consumer, Cyclical - 4.35%
McDonald's Corp.	20,537	1,120,704
NIKE, Inc., Class B	6,869	322,088
The Gap, Inc.	57,101	741,742
W.W. Grainger, Inc.	10,278	721,310
Wal-Mart Stores, Inc.	21,000	1,094,100

		3,999,944

Consumer, Non-cyclical - 52.44%
Abbott Laboratories	43,454	2,072,756
Accenture, Ltd., Class A	94,971	2,610,753
Apollo Group, Inc., Class A *	5,501	430,893
Avon Products, Inc.	21,113	406,003
Baxter International, Inc.	65,904	3,375,603
Becton, Dickinson & Company	50,970	3,427,223
Clorox Company	14,559	749,497
Colgate-Palmolive Company	71,885	4,239,777
Express Scripts, Inc. *	12,910	596,055

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
General Mills, Inc.	30,700	$1,531,316
Gilead Sciences, Inc. *	35,073	1,624,581
Johnson & Johnson	80,100	4,213,260
Kellogg Company	84,809	3,106,554
Kroger Company	104,941	2,226,848
Medtronic, Inc.	75,267	2,218,119
Morningstar, Inc. * (a)	11,860	405,019
PepsiCo, Inc.	59,840	3,080,563
Procter & Gamble Company	86,314	4,064,526
Quest Diagnostics, Inc.	6,680	317,166
Shire, Ltd.	59,050	723,134
St. Jude Medical, Inc. *	52,760	1,916,771
The Coca-Cola Company	96,434	4,238,274
UnitedHealth Group, Inc.	14,975	313,427
Varian Medical Systems, Inc. *	10,439	317,763

		48,205,881

Energy - 1.91%
Exxon Mobil Corp.	4,890	333,009
Occidental Petroleum Corp.	12,117	674,311
Transocean, Ltd. *	8,034	472,720
Valero Energy Corp.	15,381	275,320

		1,755,360

Financial - 5.48%
ACE, Ltd.	43,086	1,740,674
Aon Corp.	22,142	903,837
Assurant, Inc.	14,730	320,819
Chubb Corp.	48,928	2,070,633

		5,035,963

Industrial - 12.47%
Fluor Corp.	12,055	416,500
General Dynamics Corp.	23,471	976,159
Honeywell International, Inc.	31,436	875,807
Lockheed Martin Corp.	28,285	1,952,514
Norfolk Southern Corp.	9,240	311,850
Raytheon Company	68,851	2,681,058
Rockwell Collins, Inc.	12,066	393,834
Union Pacific Corp.	7,197	295,869
United Technologies Corp.	46,965	2,018,556
Waste Management, Inc.	60,314	1,544,038

		11,466,185

Technology - 12.33%
Adobe Systems, Inc. *	68,557	1,466,434
Altera Corp.	15,049	264,110
Apple, Inc. *	6,589	692,636
Autodesk, Inc. *	21,981	369,501
Cognizant Technology Solutions Corp.,
Class A *	49,551	1,030,165
International Business Machines Corp.	10,325	1,000,389
Intuit, Inc. *	14,016	378,432
MasterCard, Inc., Class A (a)	5,899	987,964
Microsoft Corp.	180,480	3,315,418
Research In Motion, Ltd. *	35,055	1,509,819
Trimble Navigation, Ltd. *	4,466	68,241

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Xilinx, Inc.	12,917	$247,490

		11,330,599

TOTAL COMMON STOCKS (Cost $112,446,502)		$89,700,019

SHORT TERM INVESTMENTS - 1.21%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$1,109,000	$1,109,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,109,000)		$1,109,000

REPURCHASE AGREEMENTS - 1.94%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,785,005 on 4/1/2009,
collateralized by $1,645,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $1,823,894, including
interest)	$1,785,000	$1,785,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,785,000)		$1,785,000

Total Investments (All Cap Growth Trust)
(Cost $115,340,502) - 100.73%		$92,594,019
Liabilities in Excess of Other Assets - (0.73)%		(669,451)

TOTAL NET ASSETS - 100.00%		$91,924,568

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.67%

Basic Materials - 5.98%
Barrick Gold Corp.	38,345	$1,243,145
Biogen Idec, Inc. *	24,700	1,294,774
Carpenter Technology Corp.	23,600	333,232
Celanese Corp., Series A	22,100	295,477
Cytec Industries, Inc.	2,700	40,554
Reliance Steel & Aluminum Company	34,100	897,853

		4,105,035

Communications - 2.94%
Anixter International, Inc. *	21,311	675,132
McAfee, Inc. *	40,101	1,343,384

		2,018,516

Consumer, Cyclical - 13.08%
Abercrombie & Fitch Company, Class A	7,500	178,500
American Eagle Outfitters, Inc.	23,700	290,088
Autoliv, Inc.	39,300	729,801
BorgWarner, Inc. (a)	25,400	515,620
Brinker International, Inc.	52,400	791,240
Costco Wholesale Corp.	16,600	768,912
Darden Restaurants, Inc.	26,800	918,168
Honda Motor Company, Ltd., ADR	45,900	1,087,830

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Kohl's Corp. *	10,200	$431,664
MSC Industrial Direct Company, Inc., Class A	2,400	74,568
Nordstrom, Inc. (a)	8,100	135,675
PACCAR, Inc.	25,200	649,152
Southwest Airlines Company	47,800	302,574
Target Corp.	11,900	409,241
TJX Companies, Inc.	12,000	307,680
WABCO Holdings, Inc.	14,200	174,802
Wal-Mart Stores, Inc.	16,900	880,490
Wendy's/Arby's Group, Inc.	64,900	326,447

		8,972,452

Consumer, Non-cyclical - 26.89%
Abbott Laboratories	50,000	2,385,000
AmerisourceBergen Corp.	24,900	813,234
Amgen, Inc. *	38,300	1,896,616
Archer-Daniels-Midland Company	48,800	1,355,664
DaVita, Inc. *	41,300	1,815,135
Diageo PLC, SADR	11,100	496,725
Fossil, Inc. *	25,600	401,920
Genzyme Corp. *	1,700	100,963
J.M. Smucker Company	18,600	693,222
Kellogg Company	6,100	223,443
Kroger Company	68,166	1,446,482
Life Technologies Corp. *	31,700	1,029,616
Onyx Pharmaceuticals, Inc. *	31,900	910,745
OSI Pharmaceuticals, Inc. *	25,700	983,282
PepsiCo, Inc.	5,021	258,481
Ralcorp Holdings, Inc. *	4,400	237,072
Schering-Plough Corp.	56,196	1,323,416
Smithfield Foods, Inc. *	18,800	177,848
Watson Pharmaceuticals, Inc. *	61,100	1,900,821

		18,449,685

Energy - 12.06%
Apache Corp.	4,400	281,996
Cameron International Corp. *	9,900	217,107
El Paso Corp.	111,300	695,625
EnCana Corp.	19,200	779,712
EQT Corp.	14,300	448,019
Forest Oil Corp. *	23,100	303,765
Halliburton Company	34,642	535,912
Helmerich & Payne, Inc. (a)	7,000	159,390
Hess Corp.	11,400	617,880
Noble Energy, Inc.	9,200	495,696
Oceaneering International, Inc. *	3,800	140,106
PetroHawk Energy Corp. *	60,600	1,165,338
Range Resources Corp.	3,300	135,828
Smith International, Inc.	21,500	461,820
Superior Energy Services, Inc. *	34,700	447,283
Williams Companies, Inc.	66,300	754,494
XTO Energy, Inc.	20,600	630,772

		8,270,743

Financial - 14.69%
ACE, Ltd.	6,200	250,480
Aon Corp.	36,000	1,469,520
Bank of New York Mellon Corp.	50,923	1,438,575

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Berkshire Hathaway, Inc., Class B *	226	$637,320
Charles Schwab Corp.	11,800	182,900
City National Corp. (a)	2,200	74,294
Commerce Bancshares, Inc.	18,810	682,803
Cullen Frost Bankers, Inc.	32,965	1,547,377
JPMorgan Chase & Company	43,200	1,148,256
Lazard, Ltd., Class A	33,100	973,140
Markel Corp. *	2,100	596,148
Raymond James Financial, Inc. (a)	41,200	811,640
State Street Corp.	8,600	264,708

		10,077,161

Industrial - 20.60%
Alliant Techsystems, Inc. *	10,800	723,384
AptarGroup, Inc.	18,600	579,204
Bristow Group, Inc. *	9,700	207,871
Carlisle Companies, Inc.	46,546	913,698
Curtiss-Wright Corp.	9,800	274,890
Donaldson Company, Inc.	10,800	289,872
Eaton Corp.	29,010	1,069,309
GATX Corp. (a)	19,600	396,508
General Dynamics Corp.	24,000	998,160
Heartland Express, Inc.	28,093	416,057
Hexcel Corp. *	24,900	163,593
Honeywell International, Inc.	22,700	632,422
ITT Corp.	31,600	1,215,652
Jacobs Engineering Group, Inc. *	6,800	262,888
Kansas City Southern *	36,100	458,831
Kennametal, Inc.	19,900	322,579
Kirby Corp. *	16,900	450,216
Nordson Corp.	5,700	162,051
Pactiv Corp. *	24,000	350,160
Parker-Hannifin Corp.	28,300	961,634
Precision Castparts Corp.	5,800	347,420
Quanex Building Products Corp.	22,939	174,336
Rockwell Collins, Inc.	10,300	336,192
Roper Industries, Inc.	3,300	140,085
Silgan Holdings, Inc.	2,900	152,366
SPX Corp.	3,000	141,030
United Technologies Corp.	31,053	1,334,658
URS Corp. *	16,300	658,683

		14,133,749

Technology - 0.80%
Adobe Systems, Inc. *	25,700	549,723

Utilities - 2.63%
Piedmont Natural Gas, Inc.	4,300	111,327
Southern Company	16,200	496,044
UGI Corp.	31,300	738,993
Wisconsin Energy Corp.	11,100	456,987

		1,803,351

TOTAL COMMON STOCKS (Cost $86,040,104)		$68,380,415

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.91%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$1,308,205	$1,308,205

TOTAL SHORT TERM INVESTMENTS
(Cost $1,308,205)		$1,308,205

REPURCHASE AGREEMENTS - 1.90%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,308,004 on 04/01/2009,
collateralized by $1,305,000
Federal National Mortgage
Association, 5.85% due
08/17/2017 (valued at $1,337,625,
including interest)	$1,308,000	$1,308,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,308,000)		$1,308,000

Total Investments (All Cap Value Trust)
(Cost $88,656,309) - 103.48%		$70,996,620
Liabilities in Excess of Other Assets - (3.48)%		(2,389,086)

TOTAL NET ASSETS - 100.00%		$68,607,534

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.40%

Basic Materials - 6.27%
Agnico Eagle Mines, Ltd.	21,370	$1,216,380
AngloGold Ashanti, Ltd., SADR *	23,830	875,991
Aracruz Celulose SA, SADR (a)	8,890	58,674
ArcelorMittal (a)	29,800	597,192
BHP Billiton, PLC, SADR	4,890	218,094
Cameco Corp. (a)	59,130	1,015,262
Celanese Corp., Series A	106,900	1,429,253
Centamin Egypt Ltd *	43,266	37,062
CF Industries Holdings, Inc.	2,920	207,700
Cliffs Natural Resources, Inc. (a)	104,360	1,895,178
Companhia Vale Do Rio Doce, ADR *	19,970	265,601
Compania de Minas Buenaventura SA, ADR	23,230	557,055
Eli Lilly & Company	66,497	2,221,665
FMC Corp.	43,200	1,863,648
Franco-Nevada Corp.	700	15,114
Franco-Nevada Corp.	17,010	367,237
Gold Fields, Ltd., SADR *	45,290	513,589
Goldcorp Inc.	32,670	1,088,564
Harmony Gold Mining Company, Ltd., SADR * (a)	17,210	188,277
IAMGOLD Corp	58,530	500,431
Newmont Mining Corp.	22,260	996,358
Nucor Corp.	13,700	522,929
Osisko Mining Corp. *	21,880	99,786
Potash Corp. of Saskatchewan, Inc.	28,485	2,301,873
Randgold Resources, Ltd., ADR *	30,770	1,672,349
Royal Gold, Inc. (a)	11,460	535,870
Seabridge Gold Inc *	4,520	102,378
Steel Dynamics, Inc.	79,100	696,871

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
The Mosaic Company	74,070	$3,109,459
Uranium One, Inc. *	91,070	184,191
Vedanta Resources PLC	32,652	316,558
Yamana Gold, Inc.	52,350	484,237

		26,154,826

Communications - 8.81%
Akamai Technologies, Inc. *	18,400	356,960
Amazon.com, Inc. *	4,500	330,480
Amdocs, Ltd. *	29,200	540,784
AsiaInfo Holdings, Inc. *	12,190	205,401
AT&T, Inc.	157,084	3,958,517
Check Point Software Technologies, Ltd. *	26,660	592,119
China Mobile, Ltd., SADR *	4,600	200,192
Cisco Systems, Inc. *	133,200	2,233,764
Comcast Corp., Class A	148,300	2,022,812
Comcast Corp., Special Class A	346,300	4,456,881
Corning, Inc.	203,200	2,696,464
Equinix, Inc. *	62,880	3,530,712
Google, Inc., Class A *	3,120	1,085,947
Leap Wireless International, Inc. *	17,300	603,251
McAfee, Inc. *	84,700	2,837,450
MetroPCS Communications, Inc. * (a)	353,090	6,030,777
Mobile Telesystems, SADR *	10,400	311,168
Monster Worldwide, Inc. *	23,500	191,525
NICE Systems, Ltd., ADR *	37,500	932,250
NTT DoCoMo, Inc., SADR *	7,200	98,280
QUALCOMM, Inc.	27,500	1,070,025
Shanda Interactive Entertainment, Ltd. *	6,000	237,180
Virgin Media, Inc. (a)	455,000	2,184,000

		36,706,939

Consumer, Cyclical - 8.17%
Advance Auto Parts, Inc.	19,200	788,736
Airtran Holdings, Inc. *	191,774	872,572
American Eagle Outfitters, Inc.	63,900	782,136
AutoZone, Inc. *	2,100	341,502
Best Buy Company, Inc.	22,330	847,647
CVS Caremark Corp.	14,900	409,601
Delta Air Lines, Inc. *	970,720	5,465,154
Dick's Sporting Goods, Inc. *	23,100	329,637
Dollar Tree, Inc. *	13,040	580,932
Dongfeng Motor Group Company, Ltd.	391,510	203,815
DreamWorks Animation SKG, Inc., Class A *	37,700	815,828
Family Dollar Stores, Inc.	17,140	571,962
GameStop Corp., Class A *	25,300	708,906
Gymboree Corp. *	27,800	593,530
Kinross Gold Corp.	10,900	194,783
Kohl's Corp. *	28,300	1,197,656
LIFE TIME FITNESS, Inc. * (a)	34,900	438,344
Lowe's Companies, Inc.	38,600	704,450
M.D.C. Holdings, Inc.	42,600	1,326,564
Marvel Entertainment, Inc. *	51,900	1,377,945
Mitsui & Company, Ltd.	37,430	381,310
NIKE, Inc., Class B	39,987	1,874,990
Nintendo Company, Ltd.	6,100	1,784,443
Nordstrom, Inc. (a)	22,500	376,875

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Pool Corp.	36,313	$486,594
Scientific Games Corp., Class A *	1,900	23,009
Staples, Inc.	325,794	5,900,129
The Gap, Inc.	121,700	1,580,883
Urban Outfitters, Inc. *	26,050	426,438
US Airways Group, Inc. * (a)	363,600	919,908
Wal-Mart Stores, Inc.	24,000	1,250,400
Wesco International, Inc. *	27,500	498,300

		34,054,979

Consumer, Non-cyclical - 25.58%
Abbott Laboratories	101,308	4,832,392
Accenture, Ltd., Class A	167,079	4,593,002
Alliance Data Systems Corp. * (a)	21,800	805,510
Amgen, Inc. *	63,990	3,168,785
Amylin Pharmaceuticals, Inc. * (a)	43,555	511,771
Apollo Group, Inc., Class A *	9,760	764,501
ATS Medical, Inc. * (a)	339,500	848,750
Auxilium Pharmaceuticals, Inc. * (a)	11,900	329,868
Bristol-Myers Squibb Company	86,570	1,897,614
Cardinal Health, Inc.	79,657	2,507,602
Career Education Corp. * (a)	90,310	2,163,828
Cephalon, Inc. * (a)	30,700	2,090,670
Charles River Laboratories International, Inc. *	44,200	1,202,682
China Medical Technologies, Inc., SADR * (a)	49,000	674,730
Coinstar, Inc. *	22,100	723,996
Corinthian Colleges, Inc. * (a)	194,640	3,785,748
Covidien, Ltd.	79,080	2,628,619
Cubist Pharmaceuticals, Inc. *	28,500	466,260
Edwards Lifesciences Corp. *	6,900	418,347
Elan Corp. PLC, SADR *	266,700	1,770,888
Genzyme Corp. *	8,300	492,937
Green Mountain Coffee Roasters, Inc. *	5,300	254,400
Hengan International Group Company, Ltd.,
GDR *	36,100	145,213
Hologic, Inc. *	34,000	445,060
Impax Laboratories, Inc. *	75,200	394,048
Intuitive Surgical, Inc. * (a)	13,930	1,328,365
Inverness Medical Innovations, Inc. *	44,300	1,179,709
ITT Educational Services, Inc. *	27,900	3,387,618
Jarden Corp. *	158,400	2,006,928
Life Technologies Corp. *	28,400	922,432
Lincoln Educational Services Corp. *	19,680	360,538
Lorillard, Inc.	3,340	206,212
Medtronic, Inc.	86,907	2,561,149
Merck & Company, Inc.	186,519	4,989,383
Myriad Genetics, Inc. *	28,160	1,280,435
Nestle SA	25,015	845,115
Novavax, Inc. * (a)	196,100	200,022
NutriSystem, Inc.	92,300	1,317,121
Omnicare, Inc.	35,800	876,742
Pan Fish ASA *	2,338,000	736,016
Parexel International Corp. *	48,600	472,878
Pepsi Bottling Group, Inc.	20,900	462,726
PepsiCo, Inc.	25,400	1,307,592
Pfizer, Inc.	277,410	3,778,324
Pharmaceutical Product Development, Inc.	13,200	313,104

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
PHH Corp. *	42,930	$603,167
Procter & Gamble Company	34,800	1,638,732
Safeway, Inc.	12,000	242,280
Schering-Plough Corp.	192,950	4,543,972
Sequenom, Inc. * (a)	16,630	236,479
Smithfield Foods, Inc. *	85,700	810,722
St. Jude Medical, Inc. *	74,200	2,695,686
Sysco Corp.	95,248	2,171,654
Teva Pharmaceutical Industries, Ltd., SADR	90,630	4,082,881
Theravance, Inc. *	70,200	1,193,400
Tyson Foods, Inc., Class A	120,700	1,133,373
UCB SA	4,307	126,883
UnitedHealth Group, Inc.	313,762	6,567,039
Varian Medical Systems, Inc. *	15,800	480,952
Visa, Inc.	50,900	2,830,040
Volcano Corp. *	68,800	1,001,040
Want Want China Holdings, Ltd. *	1,029,130	477,580
Western Union Company	259,310	3,259,527
Wyeth	133,750	5,756,600
Zoll Medical Corp. *	19,700	282,892

		106,584,529

Energy - 9.87%
Anadarko Petroleum Corp.	59,825	2,326,594
Apache Corp.	25,700	1,647,113
Arena Resources, Inc. *	24,200	616,616
BG Group PLC	137,716	2,077,369
Cabot Oil & Gas Corp.	24,100	568,037
Canadian Natural Resources, Ltd.	26,130	1,007,573
Chesapeake Energy Corp.	29,900	510,094
CONSOL Energy, Inc.	11,780	297,327
Covanta Holding Corp. *	6,800	89,012
Exxon Mobil Corp.	28,100	1,913,610
Gazprom OAO, SADR - Ordinary Shares	49,190	728,891
Halliburton Company	17,890	276,758
Helmerich & Payne, Inc. (a)	39,800	906,246
Hess Corp.	44,960	2,436,832
Karoon Gas Australia, Ltd. *	217,498	457,482
Lundin Petroleum AB, Series A *	110,384	598,204
National Oilwell Varco, Inc. *	74,230	2,131,143
Newfield Exploration Company *	68,400	1,552,680
Noble Energy, Inc.	37,100	1,998,948
Petro-Canada	39,080	1,038,747
Petroleo Brasileiro SA, ADR	41,950	1,278,217
Range Resources Corp.	13,600	559,776
Schlumberger, Ltd.	67,554	2,744,044
Suncor Energy, Inc.	78,980	1,754,146
Sunpower Corp., Class B *	87,460	1,731,708
Talisman Energy, Inc.	108,700	1,141,350
Total SA, ADR	50,040	2,454,962
Weatherford International, Ltd. *	207,330	2,295,143
XTO Energy, Inc.	130,205	3,986,877

		41,125,499

Financial - 10.94%
ACE, Ltd.	107,044	4,324,578
Aetna, Inc.	32,300	785,859

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
American Express Company	204,834	$2,791,887
Ameriprise Financial, Inc.	75,100	1,538,799
Anworth Mortgage Asset Corp., REIT	165,500	1,014,515
Bank of America Corp. (a)	188,488	1,285,488
Capital One Financial Corp.	112,400	1,375,776
China Construction Bank	190,000	107,859
China Life Insurance Company, Ltd., SADR * (a)	9,000	443,160
China Overseas Land & Investment, Ltd.	227,100	357,101
CIGNA Corp.	116,000	2,040,440
CME Group, Inc.	1,300	320,307
Deutsche Boerse AG	17,809	1,068,467
Discover Financial Services	169,000	1,066,390
Goldman Sachs Group, Inc.	54,670	5,796,113
JPMorgan Chase & Company	159,083	4,228,426
Julius Baer Holding AG	21,940	539,083
Marsh & McLennan Companies, Inc.	269,838	5,464,220
MetLife, Inc.	15,200	346,104
MFA Mortgage Investments, Inc., REIT	252,300	1,483,524
PennantPark Investment Corp.	144,658	542,468
PNC Financial Services Group, Inc.	13,900	407,131
SCOR SE	53,348	1,096,279
Signature Bank *	11,700	330,291
Standard Chartered PLC	32,400	402,321
SunTrust Banks, Inc.	9,600	112,704
TD Ameritrade Holding Corp. *	83,400	1,151,754
The Travelers Companies, Inc.	30,700	1,247,648
Unum Group	177,700	2,221,250
Wells Fargo & Company	118,800	1,691,712

		45,581,654

Industrial - 8.40%
ABB, Ltd., SADR	87,100	1,214,174
Aecom Technology Corp. *	112,360	2,930,349
American Ecology Corp.	32,290	450,123
Anhui Conch Cement Company, Ltd., Class H *	33,040	183,149
Boeing Company	71,297	2,536,747
Brinks Home Security Holdings, Inc. *	27,600	623,760
Caterpillar, Inc.	93,212	2,606,207
China National Building Material Company,
Ltd.	122,930	181,918
Chiyoda Corp.	31,280	169,334
Cubic Corp.	1,800	45,594
Cummins, Inc.	20,400	519,180
Deere & Company	20,370	669,562
Eaton Corp.	11,500	423,890
FedEx Corp.	17,100	760,779
Flextronics International, Ltd. *	56,970	164,643
Fluor Corp.	5,600	193,480
General Electric Company	30,900	312,399
Hansen Transmissions International NV *	169,455	241,361
Heartland Express, Inc. (a)	62,700	928,587
Honeywell International, Inc.	126,749	3,531,227
Hub Group, Inc., Class A *	36,000	612,000
Illinois Tool Works, Inc.	67,800	2,091,630
Ingersoll-Rand Company, Ltd., Class A	22,900	316,020
Owens-Illinois, Inc. *	283,879	4,099,213
Pentair, Inc.	124,239	2,692,259

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
PerkinElmer, Inc.	18,000	$229,860
Precision Castparts Corp.	19,300	1,156,070
Siemens AG	1,329	75,872
Smith & Wesson Holding Corp. *	21,930	132,019
Sterling Construction Company, Inc. *	28,800	513,792
Terex Corp. *	31,100	287,675
United Parcel Service, Inc., Class B	65,512	3,224,501
Vestas Wind Systems AS *	18,140	796,893
Wesfarmers, Ltd.	8,234	108,044

		35,022,311

Technology - 8.13%
Activision Blizzard, Inc. *	32,100	335,766
Agilent Technologies, Inc. *	16,500	253,605
Automatic Data Processing, Inc.	80,571	2,832,876
BMC Software, Inc. *	102,900	3,395,700
Cognizant Technology Solutions Corp.,
Class A *	51,100	1,062,369
Concur Technologies, Inc. *	33,200	637,108
EMC Corp. *	46,100	525,540
First Solar, Inc. * (a)	20,745	2,752,862
Hewlett-Packard Company	66,300	2,125,578
Intel Corp.	78,100	1,175,405
MasterCard, Inc., Class A (a)	6,220	1,041,726
MEMC Electronic Materials, Inc. *	70,800	1,167,492
Microsoft Corp.	242,900	4,462,073
NVIDIA Corp. *	8,000	78,880
Omniture, Inc. *	87,900	1,159,401
ON Semiconductor Corp. *	615,200	2,399,280
Red Hat, Inc. *	129,900	2,317,416
Research In Motion, Ltd. *	13,150	566,371
Seagate Technology	214,240	1,287,582
Solera Holdings, Inc. *	113,200	2,805,096
Sykes Enterprises, Inc. *	34,800	578,724
UbiSoft Entertainment SA *	49,520	904,031

		33,864,881
Utilities - 0.23%
China Resource Power Holdings, Ltd.	50,000	105,000
Exelon Corp.	18,500	839,715

		944,715

TOTAL COMMON STOCKS (Cost $353,410,923)		$360,040,333

INVESTMENT COMPANIES - 1.77%

Investment Companies - 1.77%
iShares Russell 1000 Index Fund	69,100	2,988,575
Midcap SPDR Trust, Series 1	23,500	2,083,275
SPDR Trust Series 1	28,700	2,279,928

		7,351,778

TOTAL INVESTMENT COMPANIES (Cost $7,449,168)		$7,351,778

SHORT TERM INVESTMENTS - 4.41%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$18,385,331	$18,385,331

TOTAL SHORT TERM INVESTMENTS
(Cost $18,385,331)		$18,385,331

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 10.51%
Bank of New York Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.25% to be
repurchased at $43,800,304 on
4/1/2009, collateralized by
$55,974,359 Federal National
Mortgage Association, 7.00% due
10/01/2037 (valued at
$44,676,000, including interest)	$43,800,000	$43,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,800,000)		$43,800,000

Total Investments (Alpha Opportunities Trust)
(Cost $423,045,422) - 103.09%		$429,577,442
Liabilities in Excess of Other Assets - (3.09)%		(12,859,974)

TOTAL NET ASSETS - 100.00%		$416,717,468

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Asset Allocation Fund - Class 1	85,844,836	$992,366,304

TOTAL INVESTMENT COMPANIES (Cost $1,368,079,852)		$992,366,304

Total Investments (American Asset Allocation Trust)
(Cost $1,368,079,852) - 100.01%		$992,366,304
Liabilities in Excess of Other Assets - (0.01)%		(78,914)

TOTAL NET ASSETS - 100.00%		$992,287,390

American Blue Chip Income & Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%

American Funds Insurance Series - 100.03%
American Blue Chip Income & Growth Fund -
Class 1	18,516,124	$108,689,646

TOTAL INVESTMENT COMPANIES (Cost $171,110,047)		$108,689,646

Total Investments (American Blue Chip Income & Growth		$108,689,646
Trust) (Cost $171,110,047) - 100.03%
Liabilities in Excess of Other Assets - (0.03)%		(27,383)

TOTAL NET ASSETS - 100.00%		$108,662,263

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	71,981,259	$680,942,711

TOTAL INVESTMENT COMPANIES (Cost $808,704,334)		$680,942,711

Total Investments (American Bond Trust)
(Cost $808,704,334) - 100.01%		$680,942,711
Liabilities in Excess of Other Assets - (0.01)%		(95,394)

TOTAL NET ASSETS - 100.00%		$680,847,317

American Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.66%

American Funds Insurance Series - 100.66%
American Asset Allocation Fund - Class 1	4,665	$53,930
American Blue Chip Income & Growth Fund -
Class 1	13,616	79,925
American Bond Trust - Class 1	13,497	127,681
American Global Growth Fund - Class 1	4,110	53,558
American Global Small Capitalization Fund -
Class 1	1,270	13,968
American Growth Trust - Class 1	5,498	175,728
American Growth-Income Fund - Class 1	4,133	93,197
American High-Income Bond Fund - Class 1	3,475	28,495
American International Fund - Class 1	3,603	40,790
American New World Trust - Class 1	1,038	13,640

		680,912

TOTAL INVESTMENT COMPANIES (Cost $997,333)		$680,912

Total Investments (American Diversified Growth & Income		$680,912
Trust) (Cost $997,333) - 100.66%
Liabilities in Excess of Other Assets - (0.66)%		(4,443)

TOTAL NET ASSETS - 100.00%		$676,469

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	31,984,785	$302,576,063
American Growth Trust - Class 1	5,525,642	176,599,520
American Growth-Income Fund - Class 1	7,823,984	176,430,838
American International Fund - Class 1	8,758,810	99,149,732

		754,756,153

TOTAL INVESTMENT COMPANIES (Cost $976,246,594)		$754,756,153

Total Investments (American Fundamental Holdings Trust)
(Cost $976,246,594) - 100.01%		$754,756,153
Liabilities in Excess of Other Assets - (0.01)%		(57,149)

TOTAL NET ASSETS - 100.00%		$754,699,004

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	16,717,350	$158,146,126
American Global Growth Fund - Class 1	17,816,789	232,152,759
American Global Small Capitalization Fund -
Class 1	7,887,384	86,761,220
American High-Income Bond Fund - Class 1	5,394,036	44,231,099
American New World Trust - Class 1	4,243,364	55,757,803

		577,049,007

TOTAL INVESTMENT COMPANIES (Cost $840,406,635)		$577,049,007

Total Investments (American Global Diversification Trust)
(Cost $840,406,635) - 100.01%		$577,049,007
Liabilities in Excess of Other Assets - (0.01)%		(61,738)

TOTAL NET ASSETS - 100.00%		$576,987,269

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

American Funds Insurance Series - 100.02%
American Global Growth Fund - Class 1	10,551,803	$137,489,998

TOTAL INVESTMENT COMPANIES (Cost $247,869,678)		$137,489,998

Total Investments (American Global Growth Trust)
(Cost $247,869,678) - 100.02%		$137,489,998
Liabilities in Excess of Other Assets - (0.02)%		(27,753)

TOTAL NET ASSETS - 100.00%		$137,462,245

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%

American Funds Insurance Series - 100.03%
American Global Small Capitalization Fund -
Class 1	4,816,049	$52,976,540

TOTAL INVESTMENT COMPANIES (Cost $101,928,809)		$52,976,540

Total Investments (American Global Small Capitalization		$52,976,540
Trust) (Cost $101,928,809) - 100.03%
Liabilities in Excess of Other Assets - (0.03)%		(17,921)

TOTAL NET ASSETS - 100.00%		$52,958,619

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Growth Trust - Class 1	30,407,232	$971,815,135

TOTAL INVESTMENT COMPANIES (Cost $1,654,993,609)		$971,815,135

Total Investments (American Growth Trust)
(Cost $1,654,993,609) - 100.01%		$971,815,135
Liabilities in Excess of Other Assets - (0.01)%		(115,165)

TOTAL NET ASSETS - 100.00%		$971,699,970

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Growth-Income Fund - Class 1	35,770,771	$806,630,885

TOTAL INVESTMENT COMPANIES (Cost $1,319,250,895)		$806,630,885

Total Investments (American Growth-Income Trust)
(Cost $1,319,250,895) - 100.01%		$806,630,885
Liabilities in Excess of Other Assets - (0.01)%		(108,910)

TOTAL NET ASSETS - 100.00%		$806,521,975

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.05%

American Funds Insurance Series - 100.05%
American High-Income Bond Fund - Class 1	4,745,646	$38,914,298

TOTAL INVESTMENT COMPANIES (Cost $52,348,796)		$38,914,298

Total Investments (American High-Income Bond Trust)
(Cost $52,348,796) - 100.05%		$38,914,298
Liabilities in Excess of Other Assets - (0.05)%		(18,289)

TOTAL NET ASSETS - 100.00%		$38,896,009

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American International Fund - Class 1	55,894,154	$632,721,826

TOTAL INVESTMENT COMPANIES (Cost $1,062,007,237)		$632,721,826

Total Investments (American International Trust)
(Cost $1,062,007,237) - 100.01%		$632,721,826
Liabilities in Excess of Other Assets - (0.01)%		(82,389)

TOTAL NET ASSETS - 100.00%		$632,639,437

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.05%

American Funds Insurance Series - 100.05%
American New World Trust - Class 1	2,893,044	$38,014,596

TOTAL INVESTMENT COMPANIES (Cost $66,554,040)		$38,014,596

Total Investments (American New World Trust)
(Cost $66,554,040) - 100.05%		$38,014,596
Liabilities in Excess of Other Assets - (0.05)%		(18,325)

TOTAL NET ASSETS - 100.00%		$37,996,271

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.02%

Basic Materials - 3.78%
BHP Billiton, Ltd.	2,600	$57,463
Freeport-McMoRan Copper & Gold, Inc.,
Class B	36,900	1,406,259
Monsanto Company	208,104	17,293,443
Nucor Corp.	37,400	1,427,558
Potash Corp. of Saskatchewan, Inc.	74,700	6,036,507
Praxair, Inc.	256,300	17,246,427

		43,467,657

Communications - 20.37%
Amazon.com, Inc. *	742,689	54,543,080
America Movil SAB de CV, Series L, ADR	16,251	440,077
American Tower Corp., Class A *	679,538	20,678,341
Cisco Systems, Inc. *	430,218	7,214,756
Corning, Inc.	172,900	2,294,383
Discovery Communications, Inc., Series A *	367,050	5,880,141
Discovery Communications, Inc., Series C *	360,950	5,287,918
eBay, Inc. *	478	6,004
Expedia, Inc. *	232,700	2,112,916
Google, Inc., Class A *	120,766	42,033,814
Juniper Networks, Inc. *	1,026,321	15,456,394
McAfee, Inc. *	383,600	12,850,600
McGraw-Hill Companies, Inc.	479,800	10,973,026
MetroPCS Communications, Inc. *	451,850	7,717,598
Omnicom Group, Inc.	7,300	170,820
Priceline.com, Inc. * (a)	61,600	4,852,848
QUALCOMM, Inc.	686,877	26,726,384
Tencent Holdings, Ltd.	1,045,000	7,746,051
Time Warner Cable, Inc.	3,430	85,076
Time Warner, Inc.	13,667	263,767
VeriSign, Inc. *	354,700	6,693,189

		234,027,183

Consumer, Cyclical - 10.15%
Bed Bath & Beyond, Inc. *	363,500	8,996,625
Best Buy Company, Inc.	62,900	2,387,684
Costco Wholesale Corp.	86,300	3,997,416
CVS Caremark Corp.	543,967	14,953,653
Fastenal Company (a)	58,900	1,893,929
Kohl's Corp. *	340,930	14,428,158
Marriott International, Inc., Class A	192,888	3,155,648

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
McDonald's Corp.	259,400	$14,155,458
NIKE, Inc., Class B	167,200	7,840,008
Nintendo Company, Ltd.	31,100	9,097,732
Wal-Mart Stores, Inc.	471,664	24,573,694
Wynn Resorts, Ltd. * (a)	8,100	161,757
Yum! Brands, Inc.	399,900	10,989,252

		116,631,014

Consumer, Non-cyclical - 25.15%
Accenture, Ltd., Class A	432,700	11,894,923
Alcon, Inc.	43,290	3,935,494
Allergan, Inc.	340,000	16,238,400
Amgen, Inc. *	223,000	11,042,960
Apollo Group, Inc., Class A *	150,500	11,788,665
Baxter International, Inc.	310,900	15,924,298
Becton, Dickinson & Company	100,100	6,730,724
C.R. Bard, Inc.	48,800	3,890,336
Cardinal Health, Inc.	23,900	752,372
Celgene Corp. *	445,500	19,780,200
Express Scripts, Inc. *	281,600	13,001,472
Genzyme Corp. *	1,900	112,841
Gilead Sciences, Inc. *	790,762	36,628,096
Intuitive Surgical, Inc. * (a)	12,700	1,211,072
McKesson Corp.	299,800	10,504,992
Medco Health Solutions, Inc. *	555,500	22,964,370
Medtronic, Inc.	329,944	9,723,450
Novo Nordisk AS (a)	22,200	1,064,398
PepsiCo, Inc.	211,304	10,877,930
Procter & Gamble Company	13,237	623,330
Roche Holdings AG - Genusschein	22,023	3,022,657
Schering-Plough Corp.	135,400	3,188,670
St. Jude Medical, Inc. *	485,936	17,654,055
Stryker Corp.	122,479	4,169,185
Teva Pharmaceutical Industries, Ltd., SADR	218,000	9,820,900
The Coca-Cola Company	163,200	7,172,640
Visa, Inc.	152,500	8,479,000
WellPoint, Inc. *	179,772	6,825,943
Western Union Company	451,000	5,669,070
Wyeth	330,154	14,209,828

		288,902,271

Energy - 5.71%
Chevron Corp.	23,600	1,586,864
Entergy Corp.	200	13,618
EOG Resources, Inc.	135,800	7,436,408
Exxon Mobil Corp.	217,338	14,800,718
Petroleo Brasileiro SA, SADR	251,100	6,151,950
Schlumberger, Ltd.	467,292	18,981,401
Smith International, Inc.	645,072	13,856,146
Southwestern Energy Company *	11,900	353,311
Suncor Energy, Inc.	107,500	2,387,575

		65,567,991

Financial - 12.54%
American Express Company	116,852	1,592,693
Ameriprise Financial, Inc.	61,051	1,250,935
Aon Corp.	142,500	5,816,850
Bank of New York Mellon Corp.	297,361	8,400,448

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
BlackRock, Inc.	32,200	$4,187,288
Charles Schwab Corp.	630,586	9,774,083
CME Group, Inc.	16,550	4,077,754
Credit Suisse Group AG	2,400	73,075
Franklin Resources, Inc.	286,965	15,458,805
Goldman Sachs Group, Inc.	196,176	20,798,580
Humana, Inc. *	2,000	52,160
IntercontinentalExchange, Inc. *	142,100	10,582,187
JPMorgan Chase & Company	450,700	11,979,606
Morgan Stanley	393,100	8,950,887
Northern Trust Corp.	292,289	17,484,728
PNC Financial Services Group, Inc.	43,500	1,274,115
State Street Corp. (a)	432,807	13,321,799
Wells Fargo & Company	629,400	8,962,656

		144,038,649

Industrial - 4.51%
Danaher Corp.	613,563	33,267,386
Expeditors International of Washington, Inc.	149,000	4,215,210
Fluor Corp.	13,600	469,880
FMC Technologies, Inc. *	152,700	4,790,199
Lockheed Martin Corp.	112,400	7,758,972
Union Pacific Corp.	30,700	1,262,077

		51,763,724

Technology - 16.30%
Adobe Systems, Inc. *	123,475	2,641,130
Altera Corp.	381,600	6,697,080
Apple, Inc. *	492,800	51,803,136
Autodesk, Inc. *	163,400	2,746,754
Automatic Data Processing, Inc.	52,033	1,829,480
BMC Software, Inc. *	72,300	2,385,900
Broadcom Corp., Class A *	399,800	7,988,004
Dell, Inc. *	173	1,640
Electronic Arts, Inc. *	347,514	6,321,280
EMC Corp. *	160,852	1,833,713
First Solar, Inc. * (a)	48,100	6,382,870
Fiserv, Inc. *	265,500	9,680,130
Hewlett-Packard Company	126,100	4,042,766
Intuit, Inc. *	87,422	2,360,394
Marvell Technology Group, Ltd. *	1,455,510	13,332,472
MasterCard, Inc., Class A (a)	62,100	10,400,508
Microsoft Corp.	1,536,844	28,231,824
Oracle Corp. *	186,162	3,363,947
Research In Motion, Ltd. *	290,900	12,529,063
Xilinx, Inc.	661,525	12,674,819

		187,246,910

Utilities - 0.51%
NRG Energy, Inc. *	333,800	5,874,880

TOTAL COMMON STOCKS (Cost $1,426,124,425)		$1,137,520,279

SHORT TERM INVESTMENTS - 2.20%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$17,632,150	$17,632,150

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund, 0.3436%	$7,671,130	$7,671,130

TOTAL SHORT TERM INVESTMENTS
(Cost $25,303,280)		$25,303,280

REPURCHASE AGREEMENTS - 0.17%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,956,005 on 04/01/2009,
collateralized by $1,950,000
Federal National Mortgage
Association, 5.85% due
08/17/2017 (valued at $1,998,750,
including interest)	$1,956,000	$1,956,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,956,000)		$1,956,000

Total Investments (Blue Chip Growth Trust)
(Cost $1,453,383,705) - 101.39%		$1,164,779,559
Liabilities in Excess of Other Assets - (1.39)%		(15,975,782)

TOTAL NET ASSETS - 100.00%		$1,148,803,777

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.82%

Basic Materials - 3.21%
Monsanto Company	272,100	$22,611,510

Communications - 18.54%
Amazon.com, Inc. *	340,600	25,013,664
Cisco Systems, Inc. *	1,460,465	24,491,998
Google, Inc., Class A *	102,907	35,817,810
QUALCOMM, Inc.	869,500	33,832,245
Walt Disney Company	634,000	11,513,440

		130,669,157

Consumer, Cyclical - 10.86%
Costco Wholesale Corp.	284,800	13,191,936
CVS Caremark Corp.	422,700	11,620,023
Home Depot, Inc.	174,300	4,106,508
Kohl's Corp. *	199,100	8,425,912
NIKE, Inc., Class B	247,108	11,586,894
Staples, Inc.	161,400	2,922,954
Target Corp.	100,200	3,445,878
Wal-Mart Stores, Inc.	407,400	21,225,540

		76,525,645

Consumer, Non-cyclical - 31.95%
Abbott Laboratories	240,800	11,486,160
Alcon, Inc.	182,381	16,580,257
Baxter International, Inc.	393,200	20,139,704
Cadbury PLC, SADR	264,700	8,020,410
Celgene Corp. *	298,500	13,253,400
Colgate-Palmolive Company	331,700	19,563,666
Gilead Sciences, Inc. *	793,928	36,774,745

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Medco Health Solutions, Inc. *	414,100	$17,118,894
Mylan, Inc. * (a)	405,900	5,443,119
PepsiCo, Inc.	236,865	12,193,810
Roche Holding AG, SADR	329,600	11,338,240
Shire Pharmaceuticals Group PLC, ADR	169,350	6,086,439
Teva Pharmaceutical Industries, Ltd., SADR	497,800	22,425,890
Vertex Pharmaceuticals, Inc. *	116,100	3,335,553
Visa, Inc.	384,900	21,400,440

		225,160,727

Energy - 6.36%
Occidental Petroleum Corp.	253,800	14,123,970
Schlumberger, Ltd.	226,806	9,212,860
Southwestern Energy Company *	340,100	10,097,569
Weatherford International, Ltd. *	286,900	3,175,983
XTO Energy, Inc.	269,600	8,255,152

		44,865,534

Financial - 4.35%
Charles Schwab Corp.	973,769	15,093,419
Goldman Sachs Group, Inc.	146,990	15,583,880

		30,677,299

Industrial - 4.91%
KLA-Tencor Corp.	180,900	3,618,000
Lockheed Martin Corp.	129,500	8,939,385
Raytheon Company	214,200	8,340,948
Thermo Fisher Scientific, Inc. *	385,300	13,743,651

		34,641,984

Technology - 19.64%
Adobe Systems, Inc. *	525,585	11,242,263
Apple, Inc. *	187,766	19,737,962
Applied Materials, Inc.	669,100	7,192,825
First Solar, Inc. *	12,000	1,592,400
Hewlett-Packard Company	458,000	14,683,480
Infosys Technologies, Ltd., ADR	239,700	6,383,211
Intel Corp.	780,900	11,752,545
International Business Machines Corp.	163,100	15,802,759
MasterCard, Inc., Class A (a)	64,200	10,752,216
Microsoft Corp.	508,169	9,335,065
Oracle Corp. *	558,300	10,088,481
Research In Motion, Ltd. *	461,100	19,859,577

		138,422,784

TOTAL COMMON STOCKS (Cost $827,490,969)		$703,574,640

SHORT TERM INVESTMENTS - 1.85%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$13,063,500	$13,063,500

TOTAL SHORT TERM INVESTMENTS
(Cost $13,063,500)		$13,063,500

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.85%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$20,044,056 on 04/01/2009,
collateralized by $20,685,000
Federal National Mortgage
Association, 5.57% due
06/30/2028 (valued at
$20,445,054, including interest)	$20,044,000	$20,044,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,044,000)		$20,044,000

Total Investments (Capital Appreciation Trust)
(Cost $860,598,469) - 104.52%		$736,682,140
Liabilities in Excess of Other Assets - (4.52)%		(31,863,960)

TOTAL NET ASSETS - 100.00%		$704,818,180

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.86%

Basic Materials - 0.22%
Air Products & Chemicals, Inc.	1,900	$106,875
International Paper Company	48,600	342,144

		449,019

Communications - 5.31%
Cablevision Systems Corp., Class A	145,500	1,882,770
Cisco Systems, Inc. *	69,200	1,160,484
Discovery Communications, Inc., Series A *	11,600	185,832
Discovery Communications, Inc., Series C *	38,000	556,700
Sprint Nextel Corp. *	312,600	1,115,982
Time Warner Cable, Inc. * (a)	72,091	1,787,853
Time Warner, Inc. *	205,800	3,971,940

		10,661,561

Consumer, Cyclical - 6.74%
Choice Hotels International, Inc. (a)	36,600	945,012
CVS Caremark Corp.	42,000	1,154,580
Kohl's Corp. *	13,600	575,552
Lowe's Companies, Inc.	207,600	3,788,700
Marriott International, Inc., Class A	142,200	2,326,392
Mitsubishi Corp.	112,600	1,492,706
Mitsui & Company, Ltd.	45,000	458,428
TJX Companies, Inc.	14,100	361,524
TRW Automotive Holdings Corp. *	188,500	606,970
WABCO Holdings, Inc.	51,100	629,041
Wal-Mart Stores, Inc.	23,000	1,198,300

		13,537,205

Consumer, Non-cyclical - 15.47%
Allergan, Inc.	46,100	2,201,736
Baxter International, Inc.	17,600	901,472
Becton, Dickinson & Company	8,800	591,712
C.R. Bard, Inc.	9,200	733,424
Cardinal Health, Inc.	57,000	1,794,360
Covidien, Ltd.	104,800	3,483,552

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
DENTSPLY International, Inc.	38,100	$1,022,985
Fortune Brands, Inc.	62,300	1,529,465
General Mills, Inc.	18,500	922,780
H & R Block, Inc.	34,100	620,279
H.J. Heinz Company ***	19,200	634,752
Henry Schein, Inc. *	4,000	160,040
Kellogg Company ***	57,300	2,098,899
Kraft Foods, Inc., Class A ***	23,200	517,128
Mead Johnson Nutrition Company *	7,500	216,525
Millipore Corp. * (a)	30,000	1,722,300
PepsiCo, Inc. ***	13,500	694,980
Philip Morris International, Inc.	101,000	3,593,580
Procter & Gamble Company ***	21,537	1,014,177
The Coca-Cola Company ***	15,600	685,620
Western Union Company	261,400	3,285,798
Wyeth	61,300	2,638,352

		31,063,916

Energy - 11.80%
CNX Gas Corp. *	80,300	1,903,913
Entergy Corp.	39,600	2,696,364
Exxon Mobil Corp. ***	50,900	3,466,290
Japan Petroleum Exploration Company, Ltd.	11,300	460,311
Murphy Oil Corp.	52,000	2,328,040
Oil States International, Inc. *	15,600	209,352
Royal Dutch Shell PLC, ADR	18,800	832,840
Schlumberger, Ltd.	54,974	2,233,044
Spectra Energy Corp.	274,800	3,885,672
Statoil ASA	90,900	1,590,813
Total SA, ADR	18,400	902,704
Williams Companies, Inc.	278,400	3,168,192

		23,677,535

Financial - 6.79%
Ameriprise Financial, Inc.	69,100	1,415,859
Aon Corp.	44,300	1,808,326
Bank of America Corp.	90,500	617,210
BlackRock, Inc.	7,900	1,027,316
Franklin Resources, Inc.	52,100	2,806,627
Invesco, Ltd.	142,300	1,972,278
JPMorgan Chase & Company	29,500	784,110
State Street Corp.	16,200	498,636
The St. Joe Company * (a)	35,400	592,596
Wells Fargo & Company	66,100	941,264
White Mountains Insurance Group, Ltd.	6,740	1,158,674

		13,622,896

Industrial - 9.85%
3M Company	59,500	2,958,340
Actuant Corp., Class A	100	1,033
Danaher Corp.	65,100	3,529,722
Goodrich Corp.	72,900	2,762,181
Honeywell International, Inc.	51,500	1,434,790
Lockheed Martin Corp.	20,800	1,435,824
Rockwell Collins, Inc.	48,900	1,596,096
Roper Industries, Inc.	15,100	640,995
Toyota Industries Corp.	25,300	544,958
Tyco Electronics, Ltd.	313,400	3,459,936

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Tyco International, Ltd. *	71,700	$1,402,452

		19,766,327

Technology - 4.39%
Analog Devices, Inc.	74,600	1,437,542
Dell, Inc. *	127,000	1,203,960
International Business Machines Corp.	5,700	552,273
Microsoft Corp. ***	101,300	1,860,881
Texas Instruments, Inc.	227,500	3,756,025

		8,810,681

Utilities - 4.29%
Constellation Energy Group, Inc.	19,400	400,804
FPL Group, Inc.	14,300	725,439
PG&E Corp.	43,000	1,643,460
PPL Corp.	72,100	2,069,991
Progress Energy, Inc.	17,100	620,046
Sempra Energy	55,500	2,566,320
Xcel Energy, Inc.	31,200	581,256

		8,607,316

TOTAL COMMON STOCKS (Cost $141,505,918)		$130,196,456

PREFERRED STOCKS - 0.99%

Communications - 0.06%
Crown Castle International Corp., 6.25%	2,832	123,192

Consumer, Cyclical - 0.64%
Johnson Controls, Inc., 11.50%	20,100	1,280,169

Consumer, Non-cyclical - 0.02%
Newell Financial Trust I, 5.25%	2,900	52,200

Financial - 0.22%
Affiliated Managers Group, Inc., 5.10%	560	11,620
Aspen Insurance Holdings, Ltd., Series AHL,
5.625%	1,000	40,500
Bank of America Corp., Series L, 7.25%	899	381,626

		433,746

Utilities - 0.05%
NRG Energy, Inc., 4.00%	112	100,761

TOTAL PREFERRED STOCKS (Cost $2,126,654)		$1,990,068

TERM LOANS - 5.11%

Basic Materials - 0.80%
Georgia Pacific Corp., Tranche A
2.5181% due 12/20/2010 (b)	208,167	183,122
Georgia-Pacific Corp., Term Loan B
3.0713% due 12/20/2010 (b)	1,620,086	1,425,170

		1,608,292

Communications - 1.97%
Cricket Communications, Inc., Term Loan B
5.75% due 06/16/2013 (b)	748,718	705,901
CSC Holdings, Inc.
1.555% due 07/15/2009 (b)	452,703	415,355
DirecTV Holdings LLC, Term B
5.25% due 03/06/2010 (b)	1,492,481	1,392,418

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Communications (continued)
Weather Channel, Tranche B
7.25% due 07/25/2015 (b)	$1,494,994	$1,444,911

		3,958,585

Consumer, Cyclical - 0.27%
MGM Mirage, Inc. Tranche B
3.4113% due 03/11/2011 (b)	1,250,000	543,750

Consumer, Non-cyclical - 1.64%
Boston Scientific Corp.
2.686% due 04/21/2011 (b)	205,752	188,521
HCA, Inc., Term Loan A1
3.22% due 11/18/2012 (b)	482,387	415,456
Invitrogen Corp., Tranche B
5.25% due 06/11/2015 (b)	746,250	737,541
William Wrigley Jr. Company
6.50% due 07/15/2010 (b)	1,975,000	1,948,667

		3,290,185

Financial - 0.21%
Nuveen Investments, Inc.
4.196% due 11/09/2014 (b)	748,111	416,449

Industrial - 0.22%
Oshkosh Truck Corp., Term Loan B
6.54% due 12/06/2013 (b)	740,607	429,552

TOTAL TERM LOANS (Cost $10,761,336)		$10,246,813

CORPORATE BONDS - 7.19%

Basic Materials - 0.09%
Freeport-McMoRan Copper & Gold, Inc.
7.0838% due 04/01/2015 (b)	75,000	61,687
Newmont Mining Corp.
1.25% due 07/15/2014	105,000	125,455

		187,142

Communications - 2.00%
BellSouth Corp.
4.20% due 09/15/2009	74,000	74,705
Crown Castle International Corp.
9.00% due 01/15/2015	2,925,000	2,932,313
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	15,000	14,888
Liberty Media LLC
3.125% due 03/30/2023	208,000	169,582
MetroPCS Wireless, Inc.
9.25% due 11/01/2014 (g)	350,000	337,750
SBC Communications, Inc.
4.125% due 09/15/2009	47,000	47,432
Sprint Capital Corp.
6.90% due 05/01/2019	25,000	17,625
8.375% due 03/15/2012	125,000	112,500
Viacom, Inc.
5.75% due 04/30/2011	313,000	304,912

		4,011,707

Consumer, Cyclical - 0.75%
Group 1 Automotive, Inc.
2.25% due 06/15/2036	1,091,000	601,403
Home Depot, Inc.
1.445% due 12/16/2009 (b)	285,000	279,610

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Penske Auto Group, Inc.
3.50% due 04/01/2026	$780,000	$622,362
United Auto Group, Inc.
7.75% due 12/15/2016	20,000	10,000

		1,513,375

Consumer, Non-cyclical - 1.15%
Millipore Corp.
3.75% due 06/01/2026	2,446,000	2,301,360
Valeant Pharmaceuticals International
4.00% due 11/15/2013	16,000	13,933

		2,315,293

Energy - 1.03%
Forest Oil Corp.
8.50% due 02/15/2014 (g)	250,000	231,875
Oil States International, Inc.
2.375% due 07/01/2025	1,042,000	807,550
Peabody Energy Corp.
6.875% due 03/15/2013	75,000	73,125
PetroHawk Energy Corp.
10.50% due 08/01/2014	400,000	398,000
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (g)	550,000	550,000

		2,060,550

Financial - 0.73%
Host Hotels & Resorts LP
2.625% due 04/15/2027 (g)	2,076,000	1,442,820
Marsh & McLennan Companies, Inc.
7.125% due 06/15/2009	15,000	14,997

		1,457,817

Technology - 1.41%
Linear Technology Corp., Series A
3.00% due 05/01/2027	3,437,000	2,837,247

Utilities - 0.03%
CILCORP, Inc.
8.70% due 10/15/2009	5,000	5,288
Nisource Finance Corp.
1.8206% due 11/23/2009 (b)	46,000	43,888

		49,176

TOTAL CORPORATE BONDS (Cost $14,595,171)		$14,432,307

CONVERTIBLE BONDS - 2.34%

Basic Materials - 0.05%
Newmont Mining Corp.
1.625% due 07/15/2017	83,000	94,021

Communications - 0.38%
JDS Uniphase Corp.
1.00% due 05/15/2026	1,053,000	646,238
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	22,000	10,257
SBA Communications Corp.
1.875% due 05/01/2013 (g)	141,000	113,271

		769,766

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)

Consumer, Non-cyclical - 0.69%
Henry Schein, Inc.
3.00% due 08/15/2034	$1,311,000	$1,389,660

Energy - 0.77%
Peabody Energy Corp.
4.75% due 12/15/2066	2,098,000	1,505,531
Quicksilver Resources, Inc.
1.875% due 11/01/2024	52,000	37,774

		1,543,305

Financial - 0.05%
General Growth Properties LP
3.98% due 04/15/2027 (g)	21,000	1,581
NASDAQ OMX Group, Inc.
2.50% due 08/15/2013	114,000	95,618

		97,199

Technology - 0.40%
Xilinx, Inc.
3.125% due 03/15/2037	1,100,000	811,662

TOTAL CONVERTIBLE BONDS (Cost $5,327,257)		$4,705,613

OPTIONS - 0.00%

Call Options - 0.00%
Johnson & Johnson
Expiration 01/16/2010 at $65.00 *	100	100
Wellpoint, Inc.
Expiration 01/16/2010 at $50.00 *	100	315

		415

TOTAL OPTIONS (Cost $1,976)		$415

SHORT TERM INVESTMENTS - 20.62%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$2,232,300	$2,232,300
T. Rowe Price Reserve Investment Fund,
0.3436%	39,156,403	39,156,403

TOTAL SHORT TERM INVESTMENTS
(Cost $41,388,703)		$41,388,703

REPURCHASE AGREEMENTS - 0.25%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$500,001 on 04/01/2009,
collateralized by $490,000 Federal
Home Loan Mortgage Corp.,
4.375% due 09/17/2010 (valued at
$513,324 including interest)	$500,000	$500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $500,000)		$500,000

Total Investments (Capital Appreciation Value Trust)
(Cost $216,207,015) - 101.36%		$203,460,375
Liabilities in Excess of Other Assets - (1.36)%		(2,721,891)

TOTAL NET ASSETS - 100.00%		$200,738,484

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Classic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.88%

Basic Materials - 5.66%
Alcoa, Inc.	9,200	$67,528
E.I. Du Pont de Nemours & Company	8,700	194,271
Eli Lilly & Company	7,700	257,257
International Flavors & Fragrances, Inc.	6,400	194,944
International Paper Company	18,300	128,832
MeadWestvaco Corp.	8,700	104,313
Nucor Corp.	6,800	259,556
Weyerhaeuser Company	2,800	77,196

		1,283,897

Communications - 11.38%
AT&T, Inc.	22,900	577,080
Cablevision Systems Corp., Class A	8,700	112,578
CBS Corp., Class B	6,600	25,344
Cisco Systems, Inc. *	5,700	95,589
eBay, Inc. *	9,400	118,064
McGraw-Hill Companies, Inc.	11,200	256,144
Qwest Communications International, Inc.	49,200	168,264
Sprint Nextel Corp. *	22,700	81,039
The New York Times Company, Class A	14,200	64,184
Time Warner Cable, Inc.	2,410	59,761
Time Warner, Inc.	9,600	185,280
Verizon Communications, Inc.	10,100	305,020
Vodafone Group PLC	49,900	86,998
Walt Disney Company	12,400	225,184
WPP PLC	8,900	50,052
Yahoo!, Inc. *	13,500	172,935

		2,583,516

Consumer, Cyclical - 8.07%
Bed Bath & Beyond, Inc. *	11,400	282,150
D.R. Horton, Inc.	5,500	53,350
Genuine Parts Company	3,800	113,468
Harley-Davidson, Inc.	6,600	88,374
Harman International Industries, Inc.	3,200	43,296
Home Depot, Inc.	18,600	438,216
Macy's, Inc.	6,500	57,850
Marriott International, Inc., Class A	8,100	132,516
Mattel, Inc.	11,575	133,460
MGM Mirage, Inc. *	7,400	17,242
Newell Rubbermaid, Inc.	7,600	48,488
Southwest Airlines Company	19,000	120,270
Tiffany & Company	5,700	122,892
Whirlpool Corp.	6,100	180,499

		1,832,071

Consumer, Non-cyclical - 13.57%
Amgen, Inc. *	3,800	188,176
Anheuser-Busch InBev NV	4,716	129,856
Avery Dennison Corp.	6,800	151,912
Bristol-Myers Squibb Company	11,625	254,820
Fortune Brands, Inc.	9,500	233,225
H & R Block, Inc.	6,100	110,959
Hershey Company	13,400	465,650
Johnson & Johnson	4,800	252,480
Kimberly-Clark Corp.	3,900	179,829
Kraft Foods, Inc., Class A	8,975	200,053
McCormick & Company, Inc.	3,900	115,323

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Merck & Company, Inc.	9,450	$252,787
Pfizer, Inc.	1,900	25,878
WellPoint, Inc. *	2,800	106,316
Wyeth	9,600	413,184

		3,080,448

Energy - 17.70%
Anadarko Petroleum Corp.	5,800	225,562
BJ Services Company	4,625	46,019
BP PLC, SADR	7,075	283,707
Chevron Corp.	11,400	766,536
ConocoPhillips Company	1,900	74,404
CONSOL Energy, Inc.	2,800	70,672
Duke Energy Corp.	19,200	274,944
Entergy Corp.	3,100	211,079
Exxon Mobil Corp.	11,400	776,340
Murphy Oil Corp.	7,100	317,867
Royal Dutch Shell PLC, ADR	10,900	482,870
Schlumberger, Ltd.	6,100	247,782
Spectra Energy Corp.	6,500	91,910
Sunoco, Inc.	5,600	148,288

		4,017,980

Financial - 17.35%
Allied Irish Banks PLC - London Exchange	24,200	18,907
American Express Company	18,100	246,703
Bank of America Corp.	45,556	310,692
Bank of New York Mellon Corp.	13,500	381,375
Capital One Financial Corp.	6,475	79,254
Chubb Corp.	2,900	122,728
Fifth Third Bancorp	11,300	32,996
Goldman Sachs Group, Inc.	2,600	275,652
Janus Capital Group, Inc.	2,100	13,965
JPMorgan Chase & Company	28,675	762,182
KeyCorp	13,500	106,245
Legg Mason, Inc.	3,202	50,912
Lincoln National Corp.	10,000	66,900
Marsh & McLennan Companies, Inc.	15,100	305,775
Marshall & Ilsley Corp.	6,300	35,469
Progressive Corp. *	8,700	116,928
SLM Corp. *	17,100	84,645
SunTrust Banks, Inc.	10,300	120,922
The Travelers Companies, Inc.	3,300	134,112
U.S. Bancorp	20,900	305,349
UBS AG *	9,850	92,885
Wells Fargo & Company	19,300	274,832

		3,939,428

Industrial - 11.61%
3M Company	7,100	353,012
Black & Decker Corp.	2,400	75,744
Boeing Company	6,100	217,038
Cooper Industries, Ltd., Class A	4,700	121,542
Deere & Company	6,600	216,942
Eaton Corp.	1,900	70,034
General Electric Company	50,200	507,522
Honeywell International, Inc.	6,100	169,946
Illinois Tool Works, Inc.	9,400	289,990

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Masco Corp.	15,600	$108,888
United Parcel Service, Inc., Class B	5,200	255,944
USG Corp. *	5,500	41,855
Vulcan Materials Company	4,700	208,163

		2,636,620

Technology - 4.84%
Analog Devices, Inc.	10,200	196,554
Applied Materials, Inc.	8,100	87,075
Computer Sciences Corp. *	5,800	213,672
Dell, Inc. *	14,525	137,697
Intel Corp.	9,600	144,480
Microsoft Corp.	17,425	320,097

		1,099,575

Utilities - 4.70%
Constellation Energy Group, Inc.	4,600	95,036
FirstEnergy Corp.	2,400	92,640
NRG Energy, Inc. *	2,100	36,960
PG&E Corp.	6,400	244,608
Pinnacle West Capital Corp.	4,800	127,488
Progress Energy, Inc.	5,700	206,682
Teco Energy, Inc.	4,100	45,715
Xcel Energy, Inc.	11,700	217,971

		1,067,100

TOTAL COMMON STOCKS (Cost $26,180,571)		$21,540,635

CONVERTIBLE BONDS - 0.25%

Consumer, Cyclical - 0.25%
Ford Motor Company
4.25% due 12/15/2036	160,000	57,440

TOTAL CONVERTIBLE BONDS (Cost $46,476)		$57,440

SHORT TERM INVESTMENTS - 4.08%
T. Rowe Price Reserve Investment
Fund, 0.3436%	$925,351	$925,351

TOTAL SHORT TERM INVESTMENTS
(Cost $925,351)		$925,351

Total Investments (Classic Value Trust)
(Cost $27,152,398) - 99.21%		$22,523,426
Other Assets in Excess of Liabilities - 0.79%		179,994

TOTAL NET ASSETS - 100.00%		$22,703,420

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 51.88%

Basic Materials - 4.85%
Agnico Eagle Mines, Ltd.	1,500	$85,380
Agrium, Inc.	2,100	76,102
Agrium, Inc.	750	26,843
Alumina, Ltd.	79,211	71,398
Angang New Steel Company, Ltd., Class H	68,000	68,671

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Anglo Platinum, Ltd.	2,703	$135,916
ArcelorMittal (a)	2,625	52,605
Barrick Gold Corp.	2,600	84,292
BHP Billiton, Ltd.	6,835	151,062
BHP Billiton, PLC, SADR	6,600	294,360
Cameco Corp.	26,720	458,782
CF Industries Holdings, Inc.	900	64,017
Cliffs Natural Resources, Inc. (a)	5,500	99,880
Companhia Vale Do Rio Doce, ADR *	26,900	357,770
Eli Lilly & Company	11,820	394,906
Energy Resources of Australia, Ltd.	5,302	78,828
Eurasian Natural Resources Corp.	20,237	130,953
FMC Corp.	900	38,826
Freeport-McMoRan Copper & Gold, Inc.,
Class B	2,525	96,228
Gold Fields, Ltd., SADR	11,900	134,946
Goldcorp Inc.	2,700	89,964
ICL Israel Chemicals, Ltd.	9,074	73,611
Incitec Pivot, Ltd.	36,377	53,901
JSW Steel, Ltd.	9,195	42,332
K&S AG	2,768	127,959
Monsanto Company	2,950	245,145
Newmont Mining Corp.	1,900	85,044
Paladin Resources, Ltd. *	22,526	53,710
Potash Corp. of Saskatchewan, Inc.	4,700	380,048
Potash Corp. of Saskatchewan, Inc.	2,550	206,066
Shin-Etsu Chemical Company, Ltd.	3,900	191,608
Sinofert Holdings, Ltd.	142,000	62,506
Steel Dynamics, Inc.	11,400	100,434
Syngenta AG	999	200,811
Terra Industries, Inc.	2,200	61,798
The Mosaic Company	8,675	364,177
Uranium One, Inc. *	24,260	49,067
Yara International ASA	1,000	21,847

		5,311,793

Communications - 7.34%
Advanced Info Service PCL	32,000	72,409
AT&T, Inc.	4,600	115,920
China Mobile, Ltd.	39,200	342,226
China Telecom Corp., Ltd.	218,000	90,609
China Unicom, Ltd.	29,374	30,653
Cisco Systems, Inc. *	50,540	847,556
Comcast Corp., Class A	44,190	602,752
Comverse Technology, Inc. *	97,200	557,928
Corning, Inc.	23,300	309,191
Ctrip.com International, Ltd., ADR	3,500	95,900
Focus Media Holding, Ltd., ADR * (a)	15,400	104,720
Google, Inc., Class A *	1,270	442,036
MCOT PCL	36,300	12,180
MetroPCS Communications, Inc. *	14,050	239,974
ModusLink Global Solutions, Inc. *	19,400	50,246
Monster Worldwide, Inc. *	15,910	129,666
Netease.com, Inc., ADR *	16,000	429,600
QUALCOMM, Inc.	26,700	1,038,897
Shanda Interactive Entertainment, Ltd. *	14,300	565,279
SINA Corp. *	21,800	506,850

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Sohu.com, Inc. * (a)	2,600	$107,406
Sonus Networks, Inc. *	133,900	210,223
Tencent Holdings, Ltd.	37,600	278,710
Time Warner Cable, Inc. *	3,415	84,681
Time Warner, Inc. *	13,603	262,544
VeriSign, Inc. *	8,300	156,621
Viacom, Inc., Class B *	12,410	215,686
Vodafone Group PLC	79,589	138,760

		8,039,223

Consumer, Cyclical - 5.06%
Aisin Seiki Company	3,100	49,744
Best Buy Company, Inc.	4,300	163,228
BorgWarner, Inc. (a)	1,500	30,450
China Dongxiang Group Company, Ltd.	717,000	263,942
Costco Wholesale Corp.	5,300	245,496
Daphne International Holdings, Ltd.	44,000	9,534
Delta Air Lines, Inc. *	51,870	292,028
Denso Corp.	2,700	54,581
DreamWorks Animation SKG, Inc., Class A *	9,700	209,908
Dufry Group AG	6,363	96,089
Genius Products, Inc. *	8,400	42
Honda Motor Company, Ltd.	4,750	113,077
Huabao International Holdings, Ltd.	140,000	115,140
Kinross Gold Corp.	4,800	85,776
Kohl's Corp. *	7,190	304,281
Li & Fung, Ltd.	72,000	169,532
Limited Brands, Inc.	64,200	558,540
Lowe's Companies, Inc.	21,750	396,937
Magna International, Inc., Class A	3,200	85,600
Mattel, Inc.	39,400	454,282
Mitsui & Company, Ltd.	21,000	213,933
Nintendo Company, Ltd.	300	87,759
Nordstrom, Inc. (a)	13,860	232,155
Nu Skin Enterprises, Inc., Class A	5,200	54,548
Penske Auto Group, Inc.	6,700	62,511
Ports Design, Ltd.	24,000	27,696
PSA Peugeot Citroen SA	3,065	57,964
Shangri-La Asia, Ltd.	82,000	93,338
Staples, Inc.	20,350	368,539
Toyota Boshoku Corp.	6,100	63,585
TRW Automotive Holdings Corp. *	3,900	12,558
Walgreen Company	8,770	227,669
Wal-Mart Stores, Inc.	5,500	286,550
Weichai Power Company, Ltd.	22,200	48,178
Weiqiao Textile Company, Ltd.	34,000	10,149

		5,545,339

Consumer, Non-cyclical - 9.48%
Accenture, Ltd., Class A	10,290	282,872
Acco Brands Corp. *	9,200	9,016
Alkermes, Inc. *	6,300	76,419
Archer-Daniels-Midland Company	5,800	161,124
AstraZeneca Group PLC	2,785	98,631
AstraZeneca PLC, SADR	4,400	155,980
Bristol-Myers Squibb Company	6,000	131,520
Bunge, Ltd.	1,200	67,980

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Career Education Corp. *	5,300	$126,988
Chaoda Modern Agriculture Holdings, Ltd.	98,160	58,376
China Mengniu Dairy Company, Ltd.	38,000	52,885
Cosan SA Industria e Comercio *	8,700	36,154
Coventry Health Care, Inc. *	5,500	71,170
Cubist Pharmaceuticals, Inc. *	3,300	53,988
Daiichi Sankyo Company, Ltd.	9,610	161,573
Elan Corp. PLC, SADR *	33,260	220,846
Golden Agri-Resources, Ltd.	364,000	65,996
H. Lundbeck AS	3,779	64,475
Health Net, Inc. *	10,900	157,832
Healthsouth Corp. * (a)	16,095	142,924
Hengan International Group Company, Ltd.,
GDR	31,000	124,698
Intuitive Surgical, Inc. * (a)	1,975	188,336
Japan Tobacco, Inc.	136	363,553
Kroger Company	9,400	199,468
Marfrig Frigorificos e Comercio de Alimentos
SA *	8,100	26,782
Medtronic, Inc.	16,265	479,330
Merck & Company, Inc.	7,300	195,275
Nestle SA	3,698	124,934
New Oriental Education & Technology Group *	2,600	130,650
OSI Pharmaceuticals, Inc. *	1,900	72,694
People's Food Holdings, Ltd.	113,000	36,372
PepsiCo, Inc.	15,550	800,514
Perdigao SA *	6,000	74,361
Pfizer, Inc.	46,900	638,778
Procter & Gamble Company	8,040	378,604
Quanta Services, Inc. *	1,900	40,755
Ralcorp Holdings, Inc. *	300	16,164
Safeway, Inc.	8,400	169,596
Sanofi-Aventis SA, ADR	8,300	231,819
Sanofi-Aventis SA	3,416	191,710
Schering-Plough Corp.	27,940	657,987
Shandong Weigao Group Medical Polymer
Company, Ltd.	8,000	14,240
Shionogi & Company, Ltd.	9,700	167,196
SUPERVALU, Inc.	8,370	119,524
Tingyi Cayman Islands Holding Corp., GDR	36,000	41,853
Tyson Foods, Inc., Class A	15,750	147,892
UCB SA	1,843	54,294
Unilever NV	3,932	77,465
Unilever NV	6,100	119,560
UnitedHealth Group, Inc.	30,790	644,435
Varian Medical Systems, Inc. *	4,300	130,892
Vertex Pharmaceuticals, Inc. *	5,320	152,844
WellPoint, Inc. *	3,900	148,083
Western Union Company	44,020	553,331
Wilmar International, Ltd.	27,000	56,495
Wyeth	14,340	617,194

		10,384,427

Diversified - 0.18%
Beijing Enterprises Holdings, Ltd.	22,500	94,309
China Resources Enterprises, Ltd.	66,000	102,374

		196,683

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 8.37%
Anadarko Petroleum Corp.	4,900	$190,561
Baker Hughes, Inc.	3,200	91,360
BG Group PLC	9,437	142,352
BP PLC	33,179	222,478
Cabot Oil & Gas Corp.	1,100	25,927
Canadian Natural Resources, Ltd.	14,900	578,013
Canadian Natural Resources, Ltd.	540	20,822
Canadian Oil Sands Trust	2,200	42,314
Chevron Corp.	3,950	265,598
China Oilfield Services, Ltd., H Shares	30,000	23,621
China Shenhua Energy Company, Ltd.	37,700	85,061
CNOOC, Ltd.	230,000	232,020
ConocoPhillips Company	2,100	82,236
CONSOL Energy, Inc.	1,100	27,764
Covanta Holding Corp. *	5,600	73,304
Devon Energy Corp.	400	17,876
EnCana Corp.	2,600	106,409
Eni SpA	5,345	103,491
Entergy Corp.	600	40,854
EOG Resources, Inc.	12,500	684,500
EQT Corp.	3,400	106,522
Exterran Holdings, Inc. *	400	6,408
Exxon Mobil Corp.	19,135	1,303,093
Gazprom OAO, SADR - Ordinary Shares	14,441	213,985
Halliburton Company	5,900	91,273
Hess Corp.	10,860	588,612
Marathon Oil Corp.	6,555	172,331
Noble Energy, Inc.	4,900	264,012
Occidental Petroleum Corp.	6,900	383,985
Peabody Energy Corp.	2,600	65,104
Petro-Canada	5,700	151,506
PetroChina Company, Ltd., Class H	136,000	108,149
Petroleo Brasileiro SA, ADR	11,900	362,593
Q-Cells AG *	1,160	22,589
Questar Corp.	3,050	89,762
Reliance Industries, Ltd.	1,703	51,217
Royal Dutch Shell PLC, B Shares	5,537	120,457
Sasol, Ltd.	2,176	63,077
Schlumberger, Ltd.	10,200	414,324
St. Mary Land & Exploration Company	2,300	30,429
Suncor Energy, Inc. - CAD	3,400	75,885
Suncor Energy, Inc.	6,900	153,249
SunPower Corp., Class A * (a)	2,500	59,450
Talisman Energy, Inc.	4,300	45,531
Total SA	12,210	603,777
Transocean, Ltd. *	1,800	105,912
Ultra Petroleum Corp. *	1,000	35,890
Valero Energy Corp.	3,400	60,860
Weatherford International, Ltd. *	10,500	116,235
XTO Energy, Inc.	8,100	248,022

		9,170,800

Financial - 6.05%
ACE, Ltd.	2,400	96,960
Ameriprise Financial, Inc.	7,500	153,675
Bank of America Corp.	10,554	71,978
Brookfield Asset Management, Inc.	2,000	27,560

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
China Construction Bank	124,000	$70,392
China Insurance International Holdings
Company, Ltd.	20,000	32,156
China Life Insurance Company, Ltd.	92,000	302,589
China Merchants Bank Company, Ltd.	16,500	28,621
China Overseas Land & Investment, Ltd.	38,000	59,753
Comerica, Inc.	2,900	53,099
Deutsche Boerse AG	5,784	347,016
Discover Financial Services	44,010	277,703
Goldman Sachs Group, Inc.	7,425	787,199
Hong Kong Exchange & Clearing, Ltd.	8,300	78,170
Humana, Inc. *	4,300	112,144
Industrial & Commercial Bank of China, Ltd.	410,000	212,028
Invesco, Ltd.	27,970	387,664
JPMorgan Chase & Company	31,550	838,599
Kotak Mahindra Bank, Ltd.	35,213	193,872
Marsh & McLennan Companies, Inc.	22,400	453,600
MetLife, Inc.	1,900	43,263
Mitsubishi Estate Company, Ltd.	8,000	90,755
Oversea-Chinese Banking Corp., Ltd.	38,000	121,142
PNC Financial Services Group, Inc.	14,480	424,119
Popular, Inc.	16,100	35,098
Resolution, Ltd. *	42,941	62,846
Royal Bank of Scotland Group PLC * (h)	84,286	0
Royal Bank of Scotland Group PLC *	196,668	69,316
Shun Tak Holdings, Ltd.	44,000	13,742
Sino-Ocean Land Holdings, Ltd.	73,945	48,655
Standard Chartered PLC	11,192	138,975
State Street Corp. (a)	7,300	224,694
UBS AG * (a)	11,617	109,548
Washington Mutual, Inc. *	11,428	571
Wells Fargo & Company	37,550	534,712
White Mountains Insurance Group, Ltd.	760	130,652

		6,632,866

Industrial - 4.17%
Acuity Brands, Inc.	300	6,762
All America Latina Logistica SA	6,500	27,684
Amada Company, Ltd.	13,000	69,456
Belden, Inc.	14,700	183,897
Carlisle Companies, Inc.	11,400	223,782
Caterpillar, Inc.	5,300	148,188
China Communications
Construction Company, Ltd.	68,610	75,291
Chiyoda Corp.	43,000	232,780
Cummins, Inc.	6,200	157,790
Danaher Corp.	2,200	119,284
Deere & Company	13,700	450,319
Energy Conversion Devices, Inc. *	1,000	13,270
ESCO Technologies, Inc. *	1,500	58,050
FedEx Corp.	4,010	178,405
Flextronics International, Ltd. *	17,110	49,448
Fujikura, Ltd.	12,000	33,459
Gamesa Corporacion Tecnologica SA	1,939	24,871
General Electric Company	31,700	320,487
Honeywell International, Inc.	7,000	195,020
Illinois Tool Works, Inc.	5,700	175,845

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Itron, Inc. *	1,100	$52,085
Jaiprakash Associates, Ltd.	154,673	255,802
Kawasaki Kisen Kaisha, Ltd.	26,000	81,720
Kingboard Laminates Holdings, Ltd.	171,500	47,472
Meggitt PLC	52,456	96,536
Safran SA	11,322	105,399
Shanghai Electric Group Company, Ltd.	166,000	47,814
Siemens AG, SADR	1,140	64,946
Siemens AG	714	40,762
Singapore Post, Ltd.	167,000	85,170
Stanley Electric Corp.	5,000	56,221
TransDigm Group, Inc. *	1,600	52,544
United Parcel Service, Inc., Class B	8,880	437,074
Vestas Wind Systems AS *	2,398	105,344
Vinci SA	7,751	287,752
Viterra, Inc. *	2,200	15,320

		4,576,049

Technology - 4.84%
Apple, Inc. *	4,550	478,296
Applied Materials, Inc.	15,040	161,680
Cree, Inc. *	1,100	25,883
Dell, Inc. *	12,300	116,604
Electronic Arts, Inc. *	16,650	302,864
First Solar, Inc. *	1,850	245,495
Hewlett-Packard Company	3,800	121,828
Intel Corp.	7,000	105,350
Lam Research Corp. *	12,020	273,695
Maxim Integrated Products, Inc.	98,320	1,298,807
Microsoft Corp.	42,560	781,827
NetApp, Inc. *	16,870	250,351
ON Semiconductor Corp. *	15,700	61,230
Research In Motion, Ltd. *	2,200	94,754
Samsung Electronics Company, Ltd., GDR (g)	1,145	235,084
Taiwan Semiconductor
Manufacturing Company, Ltd.	158,000	237,925
Texas Instruments, Inc.	22,000	363,220
Wolfson Microelectronics PLC *	97,236	147,093

		5,301,986

Utilities - 1.54%
Beijing Datang Power Generation
Company, Ltd., Class H	116,000	50,759
China Resource Power Holdings, Ltd.	26,600	55,860
Cia Energetica de Minas Gerais, ADR	3,200	47,296
Companhia de Saneamento de Minas Gerais *	7,400	61,950
Exelon Corp.	10,250	465,248
Fortum Corp. Oyj	6,581	125,352
FPL Group, Inc.	1,900	96,387
GDF Suez	2,757	94,550
Iberdrola SA	11,043	77,478
ITC Holdings Corp.	1,650	71,973
National Grid PLC	6,537	50,207
Northeast Utilities	5,400	116,586
PG&E Corp.	600	22,932
Scottish & Southern Energy PLC	4,360	69,280
Snam Rete Gas SpA	50,640	271,716

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Suez Environnement SA *	942	$13,852

		1,691,426

TOTAL COMMON STOCKS (Cost $59,594,716)		$56,850,592

INVESTMENT COMPANIES - 2.18%

Investment Companies - 2.18%
Financial Select Sector SPDR Fund	101,900	897,739
iShares MSCI Emerging Markets Index Fund *	50,450	1,251,665

		2,391,824

TOTAL INVESTMENT COMPANIES (Cost $2,277,633)		$2,391,824

WARRANTS - 0.00%

Financial - 0.00%
Washington Mutual, Inc.
(Expiration Date 04/14/2013, Strike
Price USD 10.06) *	1,429	0

TOTAL WARRANTS (Cost $0)		$0

U.S. TREASURY OBLIGATIONS - 7.68%

U.S. Treasury Bonds - 4.49%
4.375% due 02/15/2038 ***	175,000	198,789
5.25% due 11/15/2028	400,000	492,000
5.50% due 08/15/2028	350,000	441,711
6.25% due 08/15/2023	300,000	394,687
7.50% due 11/15/2016	725,000	973,369
8.75% due 05/15/2017 to 08/15/2020	1,625,000	2,412,641

		4,913,197

U.S. Treasury Notes - 3.19%
7.25% due 05/15/2016	1,130,000	1,489,217
3.125% due 08/31/2013	1,150,000	1,231,309
4.50% due 11/30/2011	710,000	775,342

		3,495,868

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,139,784)		$8,409,065

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.16%

Federal Home Loan Mortgage Corp. - 2.27%
4.50% due 10/01/2038	197,025	201,289
5.00% due 02/01/2038	961,734	992,803
5.125% due 10/18/2016	400,000	464,002
5.25% due 04/18/2016	300,000	339,382
5.50% due 10/01/2038	472,105	490,509

		2,487,985

Federal National Mortgage
Association - 1.26%
4.50% TBA **	225,000	229,781
4.875% due 12/15/2016	200,000	227,531
5.50% due 02/01/2038	364,136	378,503
6.00% due 05/15/2011	500,000	547,533

		1,383,348

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association - 0.63%
5.00% due 04/15/2036 to 04/15/2038		$661,295	$686,977

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,419,256)			$4,558,310

FOREIGN GOVERNMENT OBLIGATIONS - 0.23%

Brazil - 0.23%
Federative Republic of Brazil
5.875% due 01/15/2019		100,000	97,250
10.00% due 01/01/2017	BRL	400,000	158,508

			255,758

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $250,105)			$255,758

CORPORATE BONDS - 7.83%

Basic Materials - 0.08%
Arcelormittal
6.125% due 06/01/2018		$20,000	14,469
Cytec Industries, Inc.
6.00% due 10/01/2015		50,000	38,871
International Paper Company
7.40% due 06/15/2014		20,000	16,499
Weyerhaeuser Company
6.75% due 03/15/2012		20,000	19,238

			89,077

Communications - 1.78%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		50,000	53,425
8.75% due 03/01/2031		60,000	65,799
AT&T, Inc.
5.50% due 02/01/2018		150,000	145,043
6.30% due 01/15/2038		75,000	65,858
British Telecommunications PLC
8.625% due 12/15/2010		30,000	31,222
9.125% due 12/15/2030		50,000	45,446
CBS Corp.
7.70% due 07/30/2010		100,000	100,121
Comcast Cable Communications
8.50% due 05/01/2027		50,000	52,070
Comcast Corp.
6.45% due 03/15/2037		100,000	87,365
Cox Communications, Inc.
5.45% due 12/15/2014		80,000	71,955
8.375% due 03/01/2039		5,000	4,691
Deutsche Telekom International Finance BV
8.75% due 06/15/2030		100,000	106,831
News America Holdings, Inc.
9.25% due 02/01/2013		10,000	10,609
News America, Inc.
6.15% due 03/01/2037		75,000	54,683
7.28% due 06/30/2028		15,000	12,459
Rogers Wireless, Inc.
7.25% due 12/15/2012		50,000	52,043
Telecom Italia Capital SA
5.25% due 11/15/2013		100,000	89,804
6.20% due 07/18/2011		50,000	49,100

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Telefonica Europe BV
7.75% due 09/15/2010	$140,000	$146,197
Time Warner Cable, Inc.
5.85% due 05/01/2017	75,000	67,237
6.55% due 05/01/2037	40,000	33,664
8.25% due 02/14/2014	50,000	52,265
Time Warner Companies, Inc.
9.125% due 01/15/2013	50,000	52,527
Time Warner, Inc.
7.625% due 04/15/2031	50,000	44,676
Verizon Communications, Inc.
5.55% due 02/15/2016	50,000	49,197
6.40% due 02/15/2038	50,000	45,328
8.75% due 11/01/2018	110,000	125,860
8.95% due 03/01/2039	25,000	28,730
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)	90,000	90,075
8.50% due 11/15/2018 (g)	35,000	39,981
Viacom, Inc.
5.75% due 04/30/2011	50,000	48,708
6.125% due 10/05/2017	30,000	25,527

		1,948,496

Consumer, Cyclical - 0.12%
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	48,212	38,569
CVS Caremark Corp.
6.125% due 08/15/2016	50,000	50,337
DaimlerChrysler NA Holding Corp.
7.30% due 01/15/2012	50,000	47,924

		136,830

Consumer, Non-cyclical - 1.48%
Altria Group, Inc.
9.70% due 11/10/2018	65,000	70,753
10.20% due 02/06/2039	25,000	25,538
AmerisourceBergen Corp.
5.875% due 09/15/2015	75,000	70,944
Amgen, Inc.
6.40% due 02/01/2039	40,000	38,453
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	50,000	49,855
BAT International Finance PLC
9.50% due 11/15/2018 (g)	15,000	17,043
Bottling Group LLC
5.125% due 01/15/2019	45,000	45,289
6.95% due 03/15/2014	40,000	45,481
Cargill, Inc.
5.60% due 09/15/2012 (g)	50,000	49,819
Coca-Cola Enterprises, Inc.
7.375% due 03/03/2014	145,000	164,701
Companhia de Bebidas das Americas
8.75% due 09/15/2013	60,000	65,400
General Mills, Inc.
5.20% due 03/17/2015	5,000	5,097
5.65% due 02/15/2019	25,000	25,451
Kraft Foods, Inc.
6.75% due 02/19/2014	40,000	43,245
6.875% due 02/01/2038	70,000	68,743

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Kroger Company
6.20% due 06/15/2012	$50,000	$52,526
6.75% due 04/15/2012	25,000	26,451
McKesson Corp.
7.50% due 02/15/2019	5,000	5,307
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	45,000	45,689
PepsiCo, Inc.
7.90% due 11/01/2018	65,000	79,863
Pfizer, Inc.
6.20% due 03/15/2019	70,000	74,600
Philip Morris International, Inc.
5.65% due 05/16/2018	70,000	69,552
President and Fellows of Harvard College
5.625% due 10/01/2038	100,000	101,374
Princeton University
5.70% due 03/01/2039	40,000	39,928
Quest Diagnostics, Inc.
6.95% due 07/01/2037	75,000	64,590
Roche Holdings, Inc.
6.00% due 03/01/2019	75,000	77,195
SABMiller PLC
6.50% due 07/01/2016 (g)	100,000	94,615
UnitedHealth Group, Inc.
6.00% due 02/15/2018	75,000	72,057
WellPoint, Inc.
7.00% due 02/15/2019	30,000	30,016

		1,619,575

Energy - 0.37%
Burlington Resources Finance Company
7.40% due 12/01/2031	25,000	26,212
Canadian Natural Resources, Ltd.
4.90% due 12/01/2014	50,000	45,204
ConocoPhillips
5.90% due 05/15/2038	70,000	62,293
Kinder Morgan Energy Partners LP
6.50% due 02/01/2037	50,000	40,052
Marathon Oil Corp.
6.50% due 02/15/2014	65,000	65,993
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	40,000	38,210
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	35,000	34,882
XTO Energy, Inc.
5.50% due 06/15/2018	100,000	92,884

		405,730

Financial - 2.92%
ACE Capital Trust II
9.70% due 04/01/2030	75,000	58,177
Bank of America Corp.
5.65% due 05/01/2018	265,000	221,082
5.75% due 12/01/2017	50,000	41,989
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	15,000	14,843
6.40% due 10/02/2017	115,000	111,923
6.95% due 08/10/2012	25,000	25,459
CIT Group, Inc.
7.625% due 11/30/2012	40,000	29,441

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Citigroup, Inc.
5.50% due 08/27/2012	$100,000	$89,132
6.125% due 11/21/2017	75,000	65,025
6.50% due 08/19/2013	110,000	101,081
6.875% due 03/05/2038	50,000	43,592
Countrywide Financial Corp.
4.50% due 06/15/2010	20,000	18,485
Credit Suisse New York
6.00% due 02/15/2018	175,000	152,635
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	50,000	49,690
General Electric Capital Corp.
4.80% due 05/01/2013	100,000	93,717
6.75% due 03/15/2032	90,000	72,981
General Electric Capital Corp., MTN
6.875% due 01/10/2039	15,000	12,234
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	195,000	178,116
6.25% due 09/01/2017	85,000	78,768
6.75% due 10/01/2037	80,000	54,107
Health Care Property, Inc.
5.65% due 12/15/2013	30,000	22,582
HSBC Finance Corp.
4.75% due 07/15/2013	50,000	36,857
HSBC Holdings PLC
6.80% due 06/01/2038	100,000	85,033
International Lease Finance Corp.
5.625% due 09/15/2010	50,000	36,913
John Deere Capital Corp.
5.10% due 01/15/2013	70,000	70,496
JPMorgan Chase & Company
5.375% due 10/01/2012	50,000	50,096
6.00% due 01/15/2018	120,000	121,210
6.40% due 05/15/2038	50,000	49,026
Liberty Property LP
7.25% due 03/15/2011	30,000	26,848
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	100,000	81,976
6.40% due 08/28/2017	55,000	39,457
MetLife, Inc.
5.00% due 06/15/2015	50,000	41,139
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	25,000	22,832
Morgan Stanley
5.30% due 03/01/2013	125,000	120,195
Morgan Stanley Dean Witter
6.60% due 04/01/2012	100,000	100,450
Morgan Stanley, MTN
6.00% due 04/28/2015	100,000	94,412
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	15,000	11,149
Realty Income Corp.
6.75% due 08/15/2019	30,000	20,708
Royal Bank of Scotland Group PLC
6.375% due 02/01/2011	125,000	112,690
Simon Property Group LP, REIT
5.30% due 05/30/2013	45,000	36,744
5.60% due 09/01/2011	20,000	17,819

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
UFJ Finance Aruba AEC
6.75% due 07/15/2013	$100,000	$102,887
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	30,000	24,270
Unitrin, Inc.
6.00% due 05/15/2017	25,000	14,650
Wachovia Corp.
5.75% due 06/15/2017	180,000	160,633
Wachovia Corp., MTN
5.50% due 05/01/2013	20,000	18,441
WEA Finance LLC
7.125% due 04/15/2018 (g)	75,000	58,596
Wells Fargo & Company
4.95% due 10/16/2013	120,000	106,265

		3,196,851

Industrial - 0.06%
General Electric Company
5.25% due 12/06/2017	70,000	64,737

Technology - 0.13%
International Business Machines Corp.
5.70% due 09/14/2017	100,000	103,587
Xerox Corp.
6.35% due 05/15/2018	50,000	37,250

		140,837

Utilities - 0.89%
Carolina Power & Light Company
5.30% due 01/15/2019	55,000	55,682
6.50% due 07/15/2012	40,000	42,253
CenterPoint Energy Houston Electric LLC, Series U
7.00% due 03/01/2014	45,000	46,929
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014	48,922	50,888
CenterPoint Energy Transition Bond Company
LLC, Series A-4
5.17% due 08/01/2019	26,000	27,184
CenterPoint Energy, Inc.
6.50% due 05/01/2018	70,000	58,582
Dominion Resources, Inc.
6.40% due 06/15/2018	70,000	69,819
Duke Energy Corp.
5.65% due 06/15/2013	45,000	46,130
Electricite de France SA
6.95% due 01/26/2039	75,000	74,337
Georgia Power Company
5.25% due 12/15/2015	40,000	40,706
Midamerican Energy Company, MTN
5.125% due 01/15/2013	100,000	101,215
NiSource Finance Corp.
6.40% due 03/15/2018	75,000	60,687
Northern States Power Company
6.25% due 06/01/2036	35,000	36,306
Ohio Edison Company
6.875% due 07/15/2036	60,000	52,724
Oncor Electric Delivery Company
7.50% due 09/01/2038 (g)	45,000	42,608

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Southern California Edison Company
6.00% due 01/15/2034	$25,000	$24,933
Union Electric Company
6.40% due 06/15/2017	75,000	72,056
Virginia Electric and Power Company
8.875% due 11/15/2038	50,000	61,128
Wisconsin Energy Corp.
6.20% due 04/01/2033	15,000	13,909

		978,076

TOTAL CORPORATE BONDS (Cost $9,031,720)		$8,580,209

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.77%
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	32,798	33,286
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1798% due 09/10/2047 (b)	100,000	76,874
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class A6
4.75% due 02/13/2046	75,000	57,726
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.7684% due 06/10/2046 (b)	29,000	22,157
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	25,000	23,500
Greenwich Capital Commercial Funding Corp,
Series 2004-GG1, Class A7
5.317% due 06/10/2036	70,000	59,856
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8754% due 04/15/2045 (b)	150,000	113,161
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8825% due 06/15/2038 (b)	25,000	18,944
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6573% due 05/12/2039 (b)	100,000	72,337
Morgan Stanley Capital I, Inc., Series 2005-T17,
Class A5
4.78% due 12/13/2041	85,000	67,755
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.162% due 10/12/2052	100,000	79,361
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	80,116	80,054
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	63,169	62,687
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	11,817	11,814
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	70,000	61,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $986,381)		$841,140

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.19%
Capital Auto Receivables Asset Trust,
Series 2006-2, Class A3A
4.98% due 05/15/2011	$11,239	$11,251
Chase Issuance Trust, Series 2005-A4, Class A4
4.23% due 01/15/2013	64,000	64,218
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	75,000	76,679
USAA Auto Owner Trust, Series 2006-4, Class A4
4.98% due 10/15/2012	54,000	55,027

TOTAL ASSET BACKED SECURITIES
(Cost $205,470)		$207,175

INVESTMENT COMPANIES - 2.18%

Investment Companies - 2.18%
iShares FTSE/Xinhua China 25 Index Fund (a)	8,500	242,420

TOTAL INVESTMENT COMPANIES (Cost $2,277,633)		$2,391,824

SHORT TERM INVESTMENTS - 1.09%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$1,198,028	$1,198,028

TOTAL SHORT TERM INVESTMENTS
(Cost $1,198,028)		$1,198,028

REPURCHASE AGREEMENTS - 22.50%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$24,654,068 on 04/01/2009,
collateralized by $24,535,000
Federal National Mortgage
Association, 5.85% due
08/17/2017 (valued at
$25,148,375, including interest)	$24,654,000	$24,654,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,654,000)		$24,654,000

Total Investments (Core Allocation Plus Trust)
(Cost $110,757,093) - 98.51%		$107,946,101
Other Assets in Excess of Liabilities - 1.49%		1,629,622

TOTAL NET ASSETS - 100.00%		$109,575,723

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 14.13%

U.S. Treasury Bonds - 5.80%
1.375% due 03/15/2012	$388,000	$390,713
2.75% due 10/31/2013	1,688,000	1,780,313
3.75% due 11/15/2018	4,635,000	5,052,521
4.50% due 05/15/2038	4,582,000	5,349,485
5.00% due 05/15/2037	900	1,120
6.25% due 05/15/2030	1,723,000	2,391,200
8.875% due 02/15/2019	965,000	1,455,944

		16,421,296

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 8.33%
0.875% due 02/28/2011	$318,000	$318,607
1.25% due 11/30/2010	104,000	104,841
1.50% due 12/31/2013	400,000	399,000
1.75% due 03/31/2014	721,000	723,479
1.875% due 02/28/2014	7,716,000	7,800,413
2.00% due 11/30/2013	30,000	30,619
2.75% due 02/28/2013 to 02/15/2019	9,140,000	9,196,755
4.00% due 08/15/2018	4,525,000	5,028,406

		23,602,120

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,449,430)		$40,023,416

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.69%

Federal Home Loan Mortgage Corp. - 24.29%
3.57% due 06/15/2029	147,105	149,015
3.90% due 01/15/2023	496,380	507,289
4.00% due 09/01/2018	732,570	750,970
4.50% due 06/15/2025	371,000	372,689
5.00% due 10/01/2014	374,660	391,079
5.50% due 01/01/2017 to 01/01/2039	39,283,719	41,036,285
5.50% TBA **	18,500,000	19,151,212
5.717% due 06/01/2037 (b)	1,114,751	1,152,410
5.737% due 05/01/2037 (b)	498,872	515,688
5.81% due 12/01/2036 (b)	4,753	4,906
5.922% due 05/01/2037 (b)	148,534	153,627
5.944% due 03/01/2037 to 05/01/2037 (b)	224,862	232,833
6.00% due 08/01/2016 to 03/01/2034	2,020,725	2,124,764
6.033% due 11/01/2037 (b)	132,045	136,918
6.138% due 09/01/2037 (b)	672,428	694,840
6.221% due 03/01/2037 (b)	264,630	274,479
6.371% due 10/01/2037 (b)	246,508	255,784
6.50% due 07/01/2034	862,549	919,996

		68,824,784

Federal National Mortgage
Association - 22.70%
4.50% TBA **	9,500,000	9,673,301
5.00% TBA **	6,000,000	6,171,563
5.50% due 01/01/2019 to 12/01/2038	25,910,172	27,060,665
5.50% TBA **	3,000,000	3,113,437
5.714% due 05/01/2037 (b)	326,907	339,394
5.768% due 08/01/2037 (b)	502,795	520,907
5.882% due 02/01/2037 (b)	191,252	198,169
5.946% due 01/01/2037 (b)	290,693	301,753
5.983% due 04/01/2037 (b)	233,541	242,795
6.00% due 06/01/2022 to 02/01/2039	7,468,598	7,883,904
6.004% due 04/01/2037 (b)	156,618	162,895
6.02% due 01/01/2037 (b)	229,414	238,059
6.113% due 12/01/2036 (b)	188,124	195,840
6.115% due 11/01/2037 (b)	562,031	584,233
6.233% due 09/01/2037 (b)	597,019	618,535
6.277% due 09/01/2037 (b)	816,741	845,901
6.308% due 09/01/2037 (b)	61,803	64,041
6.50% due 12/01/2037	3,845,770	4,028,594
7.00% due 08/01/2028 to 06/01/2035	1,912,137	2,057,483

		64,301,469

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association - 4.70%
4.50% TBA **	$2,000,000	$2,037,969
5.50% TBA **	4,000,000	4,145,625
6.00% TBA **	5,500,000	5,723,867
6.50% due 12/15/2032	1,331,863	1,415,000

		13,322,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,402,793)		$146,448,714

CORPORATE BONDS - 21.16%

Basic Materials - 0.17%
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	435,000	390,071
6.50% due 07/15/2018	90,000	78,765

		468,836

Communications - 4.07%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,748,000	1,869,362
AT&T, Inc.
4.85% due 02/15/2014	425,000	429,046
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	830,000	901,495
British Telecommunications PLC
9.125% due 12/15/2030	295,000	268,129
Cisco Systems, Inc.
5.90% due 02/15/2039	435,000	399,685
France Telecom SA
7.75% due 03/01/2011	355,000	380,202
Qwest Corp.
7.50% due 10/01/2014	650,000	591,500
Rogers Cable, Inc.
5.50% due 03/15/2014	210,000	205,307
Rogers Wireless, Inc.
6.375% due 03/01/2014	1,115,000	1,128,803
SBC Communications, Inc.
5.10% due 09/15/2014	370,000	371,246
Telefonica Emisiones SAU
5.984% due 06/20/2011	425,000	437,140
Thomson Reuters Corp.
5.95% due 07/15/2013	285,000	278,379
Time Warner Cable, Inc.
8.25% due 04/01/2019	345,000	354,529
Verizon Communications, Inc.
6.35% due 04/01/2019	905,000	894,086
7.35% due 04/01/2039	365,000	355,532
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)	740,000	740,619
7.375% due 11/15/2013 (g)	1,305,000	1,399,182
8.50% due 11/15/2018 (g)	470,000	536,891

		11,541,133

Consumer, Cyclical - 0.30%
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	390,000	353,361
Nordstrom, Inc.
7.00% due 01/15/2038	280,000	192,059

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Yum! Brands, Inc.
6.875% due 11/15/2037	$385,000	$319,201

		864,621

Consumer, Non-cyclical - 4.01%
Altria Group, Inc.
9.70% due 11/10/2018	695,000	756,507
9.95% due 11/10/2038	200,000	199,582
Amgen, Inc.
6.40% due 02/01/2039	945,000	908,446
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	1,080,000	1,076,869
Coventry Health Care, Inc.
5.95% due 03/15/2017	640,000	407,478
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	415,000	419,092
Kraft Foods, Inc.
6.125% due 02/01/2018	970,000	972,191
6.75% due 02/19/2014	210,000	227,038
Pfizer, Inc.
4.45% due 03/15/2012	250,000	256,788
5.35% due 03/15/2015	755,000	796,560
6.20% due 03/15/2019	925,000	985,789
7.20% due 03/15/2039	580,000	622,000
Plains All American Pipeline LP
6.50% due 05/01/2018	626,000	541,067
Procter & Gamble Company
3.50% due 02/15/2015	495,000	494,794
4.70% due 02/15/2019	1,010,000	1,018,762
Roche Holdings, Inc.
6.00% due 03/01/2019	445,000	458,021
Schering-Plough Corp.
6.55% due 09/15/2037	430,000	437,245
UnitedHealth Group, Inc.
6.875% due 02/15/2038	380,000	337,083
Wyeth
6.95% due 03/15/2011	432,000	460,152

		11,375,464

Diversified - 0.09%
Hutchison Whampoa International, Ltd.
7.45% due 11/24/2033 (g)	270,000	244,216

Energy - 2.91%
Anadarko Petroleum Corp.
7.625% due 03/15/2014	1,160,000	1,152,570
ConocoPhillips
6.50% due 02/01/2039	740,000	721,852
Devon Financing Corp.
6.875% due 09/30/2011	770,000	805,261
Husky Energy, Inc.
6.80% due 09/15/2037	175,000	133,709
Husky Oil Company, Ltd.
7.55% due 11/15/2016	225,000	216,977
Kinder Morgan, Inc.
6.50% due 09/01/2012	1,330,000	1,240,225
Petrobras International Finance Company
5.875% due 03/01/2018	490,000	455,834
7.875% due 03/15/2019	325,000	338,000

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Petro-Canada
6.80% due 05/15/2038	$175,000	$131,404
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (g)	355,000	277,408
Spectra Energy Capital LLC
7.50% due 09/15/2038	310,000	267,831
TransCanada Pipelines, Ltd.
7.25% due 08/15/2038	230,000	214,966
7.625% due 01/15/2039	300,000	298,985
Valero Energy Corp.
9.375% due 03/15/2019	455,000	469,728
Weatherford International, Inc.
5.95% due 06/15/2012	250,000	239,223
6.35% due 06/15/2017	300,000	257,022
Weatherford International, Ltd.
7.00% due 03/15/2038	70,000	50,891
9.875% due 03/01/2039	180,000	177,001
XTO Energy, Inc.
5.75% due 12/15/2013	775,000	783,496

		8,232,383

Financial - 7.07%
American Express Company
8.15% due 03/19/2038	185,000	168,019
Bank of America Corp.
5.375% due 06/15/2014	205,000	179,980
5.65% due 05/01/2018	600,000	500,562
Citigroup Funding, Inc.
2.00% due 03/30/2012	1,365,000	1,369,386
Citigroup, Inc.
6.125% due 05/15/2018	658,000	567,944
6.50% due 08/19/2013	1,880,000	1,727,560
Credit Suisse New York
6.00% due 02/15/2018	690,000	601,819
Credit Suisse New York, MTN
5.00% due 05/15/2013	575,000	555,612
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	865,000	360,135
Goldman Sachs Group, Inc.
2.15% due 03/15/2012	1,620,000	1,630,664
5.125% due 01/15/2015	405,000	364,958
5.15% due 01/15/2014	465,000	424,387
6.75% due 10/01/2037	1,045,000	706,776
7.50% due 02/15/2019	749,000	747,362
HCP, Inc.
6.00% due 01/30/2017	110,000	74,021
HCP, Inc., MTN
6.70% due 01/30/2018	175,000	118,034
Health Care Property Investors, Inc.
6.30% due 09/15/2016	185,000	128,819
Health Care Property, Inc.
5.65% due 12/15/2013	435,000	327,438
HSBC Holdings PLC
6.80% due 06/01/2038	355,000	301,868
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	880,000	824,891
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	595,000	394,051

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Lazard Group LLC
6.85% due 06/15/2017	$669,000	$538,675
7.125% due 05/15/2015	805,000	668,904
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	376,000	211,228
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	170,000	139,359
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	150,000	117,314
Morgan Stanley
1.5081% due 02/10/2012 (b)	1,755,000	1,762,871
5.30% due 03/01/2013	765,000	735,593
Morgan Stanley, MTN
5.95% due 12/28/2017	580,000	526,874
6.625% due 04/01/2018	410,000	390,938
PNC Funding Corp.
5.25% due 11/15/2015	421,000	379,702
US Bank NA, MTN
5.92% due 05/25/2012	1,113,264	1,165,376
WEA Finance LLC
7.125% due 04/15/2018 (g)	1,175,000	918,005
Westfield Group
5.40% due 10/01/2012 (g)	479,000	398,164

		20,027,289

Technology - 0.50%
Hewlett-Packard Company
4.75% due 06/02/2014	1,100,000	1,112,020
International Business Machines Corp
7.625% due 10/15/2018	155,000	177,815
Xerox Corp.
6.35% due 05/15/2018	180,000	134,100

		1,423,935

Utilities - 2.04%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (g)	350,000	353,997
CMS Energy Corp.
6.55% due 07/17/2017	145,000	127,237
Commonwealth Edison
6.15% due 09/15/2017	260,000	247,084
Dominion Resources, Inc.
8.875% due 01/15/2019	1,025,000	1,160,397
DPL, Inc.
6.875% due 09/01/2011	690,000	706,295
Duke Energy Corp.
6.30% due 02/01/2014	535,000	547,696
Florida Power & Light Company
5.96% due 04/01/2039	345,000	349,355
FPL Group Capital, Inc.
6.00% due 03/01/2019	485,000	496,389
Nevada Power Company, Series A
8.25% due 06/01/2011	875,000	917,704
Pacificorp
6.25% due 10/15/2037	435,000	439,631
Progress Energy, Inc.
6.85% due 04/15/2012	325,000	337,234

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Virginia Electric and Power Company
8.875% due 11/15/2038	$80,000	$97,804

		5,780,823

TOTAL CORPORATE BONDS (Cost $61,782,075)		$59,958,700

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.89%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	485,000	419,525
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A3
4.05% due 11/10/2038	222,000	208,057
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class A2
5.634% due 04/10/2049 (b)	1,242,000	1,014,390
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	414,945	416,736
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	125,729
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	276,900
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	61,019
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2001-TOP4, Class A3
5.61% due 11/15/2033	184,000	179,301
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	303,000	287,965
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	2,282,679	2,302,381
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (g)	868,000	870,235
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	70,061
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class A2
5.6648% due 06/11/2040 (b)	1,661,000	1,387,651
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	824,000	774,218
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	916,000	901,476
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
0.5919% due 07/25/2036 (b)	264,669	236,549
CS First Boston Mortgage Securities Corp.
6.53% due 06/15/2034	630,000	627,309
CS First Boston Mortgage Securities Corp., Series
2002-CP5, Class A2
4.94% due 12/15/2035	154,000	145,305

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	$323,204	$326,222
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	182,324	183,574
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	358,058	347,961
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	20,000	19,633
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,264,000	1,196,646
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	229,000	200,569
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	179,000	159,670
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	139,000	121,801
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	254,938	256,026
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	377,905	385,284
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30% due 06/10/2032	48,351	48,263
Federal Home Loan Mortgage Corp., Series
2003-2676, Class CY
4.00% due 09/15/2018	157,000	159,519
Federal Home Loan Mortgage Corp., Series
2003-2690, Class TV
4.50% due 11/15/2025	307,000	315,743
Federal Home Loan Mortgage Corp., Series
2003-2695, Class BG
4.50% due 04/15/2032	517,000	533,268
Federal Home Loan Mortgage Corp., Series
2003-2702, Class AD
4.50% due 08/15/2032	452,000	466,234
Federal Home Loan Mortgage Corp., Series
2005-3008, Class JM
4.50% due 07/15/2025	314,000	314,648
Federal Home Loan Mortgage Corp., Series
2008-3498, Class GB
6.50% due 11/15/2036	989,621	1,049,431
Federal Home Loan Mortgage Corp., Series 2564,
Class BQ
5.50% due 10/15/2017	169,154	179,135
Federal Home Loan Mortgage Corp., Series 2590,
Class BY
5.00% due 03/15/2018	45,000	47,780
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	179,000	191,786

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	$385,000	$401,339
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	655,399	684,566
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	342,530
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	184,873	189,869
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	1,484,000	1,537,443
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	39,987	39,846
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	414,000	392,451
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	294,786	309,895
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	351,000	363,123
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	187,135	195,306
Federal National Mortgage Association, Series
2001-81, Class HE
6.50% due 01/25/2032	5,476,875	5,827,566
Federal National Mortgage Association, Series
2002-94, Class HQ
4.50% due 01/25/2018	421,000	439,479
Federal National Mortgage Association, Series
2004-3, Class HT
4.00% due 02/25/2019	163,000	165,995
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	362,000	370,491
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	123,013	125,453
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	140,378	141,842
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	338,000	360,139
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	271,028	274,764
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	27,590	27,503
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	253,486	262,814

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	$217,706	$228,583
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	681,000	678,040
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	415,000	421,137
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	514,316	518,318
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,923,076	1,946,776
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	247,907	201,463
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	263,571	267,613
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	56,939	57,122
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	165,135
GE Capital Commercial Mortgage Corp, Series
2002-1A, Class A3
6.269% due 12/10/2035	263,000	254,223
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	102,349	101,998
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	455,566	458,758
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C2, Class A2
7.455% due 08/16/2033 (b)	1,589,227	1,612,223
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	865,751	878,452
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	528,000	494,308
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.4858% due 05/10/2040 (b)	205,000	197,920
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	263,399
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	636,000	469,997
GS Mortgage Securities Corp II, Series
2001-GL3A, Class A2
6.449% due 08/05/2018 (b)	877,000	878,187
GS Mortgage Securities Corp II, Series 2005-GG4,
Class AABA
4.68% due 07/10/2039	286,000	238,447

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GSR Mortgage Loan Trust, Series 2006-8F, Class
3A5
6.25% due 09/25/2036	$1,247,634	$1,008,903
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2001-CIB3, Class A3
6.465% due 11/15/2035	924,000	922,920
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class A4
5.2805% due 01/12/2043 (b)	295,000	226,245
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A2
5.8614% due 04/15/2045 (b)	467,000	415,497
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	141,506
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	162,528	161,584
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	50,367	50,099
JPMorgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	264,400	266,758
LB-UBS Commercial Mortgage Trust, Series
2000-C5, Class A2
6.51% due 12/15/2026	490,532	491,279
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A2
5.084% due 02/15/2031	840,000	768,923
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	342,348	346,375
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	324,000	326,333
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	647,000	625,296
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A4
4.166% due 05/15/2032	555,000	481,036
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	399	399
Morgan Stanley Capital I, Series 2005-HQ5, Class
A4
5.168% due 01/14/2042	116,000	91,644
Morgan Stanley Capital I, Series 2007-IQ14, Class
A2
5.61% due 04/15/2049	299,000	244,973
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	458,610
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	340,000	281,573
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	481,000	441,712

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1849% due 11/14/2042 (b)	$371,000	$339,396
Morgan Stanley Dean Witter Capital I, Series
2003-HQ2, Class A2
4.92% due 03/12/2035	2,083,000	1,865,509
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	1,605,241	1,592,985
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,088,000	1,076,368
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	3,324	3,317
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.6319% due 02/25/2047 (b)	116,670	75,146
Nomura Asset Securities Corp.
6.69% due 03/15/2030	994,000	1,009,511
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	310,684	296,037
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	288,393	288,965
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	330,788
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	434,000	410,380
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	166,000	142,965
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,164,000	1,066,421
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	173,665
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	209,000	162,830
WaMu Mortgage Pass Through Certificates, Series
2006-AR12, Class 1A1
6.0625% due 10/25/2036 (b)	251,501	174,592

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $56,287,889)		$56,353,053

ASSET BACKED SECURITIES - 6.24%
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	424,342	425,322
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
0.6463% due 06/17/2019 (b)	3,128,000	2,163,591
Capital One Multi-Asset Execution Trust, Series
2006-A5, Class A5
0.6162% due 01/15/2016 (b)	450,000	370,300

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital One Multi-Asset Execution Trust, Series
2008-A3, Class A3
5.05% due 02/15/2016	$2,518,000	$2,354,975
Chase Issuance Trust, Series 2007-A9, Class A9
0.5863% due 06/16/2014 (b)	329,000	294,147
Citibank Credit Card Issuance Trust, Series
2001-A7, Class A7
1.3725% due 08/15/2013 (b)	487,000	444,987
Citibank Credit Card Issuance Trust, Series
2006-A7, Class A7
1.38% due 12/17/2018 (b)	216,000	164,186
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	264,962	252,631
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	226,630	218,508
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.5619% due 12/25/2036 (b)	162,939	141,207
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	319,267	248,233
Daimler Chrysler Master Owner Trust, Series
2006-A, Class A
0.5863% due 11/15/2011 (b)	439,000	307,806
Discover Card Master Trust I, Series 2006-2, Class
A3
0.6363% due 01/19/2016 (b)	1,235,000	987,524
Discover Card Master Trust, Series 2007-A2, Class
A2
1.66% due 06/15/2015 (b)	233,000	195,050
Discover Card Master Trust, Series 2008-A4, Class
A4
5.65% due 12/15/2015	1,215,000	1,152,335
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	480,000	255,780
Ford Credit Auto Owner Trust, Series 2006-C,
Class A4A
5.15% due 02/15/2012	979,000	956,585
Ford Credit Auto Owner Trust,
Series 2007-B, Class A4A
5.24% due 07/15/2012	100,000	95,096
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A
0.8062% due 06/15/2013 (b)	815,000	555,089
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (g)	97,667	97,746
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class A4
5.12% due 08/15/2013	356,000	332,685
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	424,000	422,890
Hyundai Auto Receivables Trust, Series 2008-A,
Class A4
5.48% due 11/17/2014	253,000	263,941

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.5619% due 01/25/2037 (b)	$84,336	$73,323
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.5719% due 12/25/2036 (b)	81,202	72,194
Nissan Auto Receivables Owner Trust, Series
2009-A, Class A4
4.74% due 08/17/2015	1,262,000	1,274,215
SLM Student Loan Trust, Series 2005-4, Class A3
1.2794% due 01/25/2027 (b)	130,000	108,138
SLM Student Loan Trust, Series 2005-6, Class A5B
2.3594% due 07/27/2026 (b)	1,290,000	1,179,228
SLM Student Loan Trust, Series 2006-8, Class A5
1.2694% due 01/27/2025 (b)	175,000	149,953
SLM Student Loan Trust, Series 2008-6, Class A4
2.2594% due 07/25/2023 (b)	269,000	245,000
Swift Master Auto Receivables Trust, Series
2007-1, Class A
0.6563% due 06/15/2012 (b)	434,000	314,650
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	405,206	397,888
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	218,242	212,901
Volkswagen Auto Loan Enhanced Trust, Series
2008-1, Class A3
4.50% due 07/20/2012	429,000	434,637
Washington Mutual Master Note Trust, Series
2007-A2, Class A2
0.5863% due 05/15/2014 (b)	172,000	149,051
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
0.6062% due 06/15/2015 (b)(g)	481,000	355,609

TOTAL ASSET BACKED SECURITIES
(Cost $18,779,858)		$17,667,401

SUPRANATIONAL OBLIGATIONS - 0.13%

Government - 0.13%
Export-Import Bank Of Korea
5.50% due 10/17/2012	385,000	368,803

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $387,015)		$368,803

REPURCHASE AGREEMENTS - 1.87%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$5,287,015 on 04/01/2009,
collateralized by $5,065,000
Federal National Mortgage
Association, 7.25% due
01/15/2010 (valued at $5,394,225
including interest)	$5,287,000	$5,287,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,287,000)		$5,287,000

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.48%
Rabobank USA Financial Corp.
0.12% due 04/01/2009	$4,189,000	$4,189,000

TOTAL SHORT TERM INVESTMENTS
(Cost $4,189,000)		$4,189,000

Total Investments (Core Bond Trust)
(Cost $329,565,060) - 116.59%		$330,296,087
Liabilities in Excess of Other Assets - (16.59)%		(46,999,947)

TOTAL NET ASSETS - 100.00%		$283,296,140

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$6,000,000	$6,253,125
6.00%, TBA **	4,000,000	$4,177,188

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $10,343,750)		$10,430,313

Total Securities Sold Short (Core Bond Trust)
(Proceeds $10,343,750)		$10,430,313

Core Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.10%

Basic Materials - 1.90%
BHP Billiton PLC	4,120	$81,270
Monsanto Company	1,690	140,439
Rio Tinto PLC	1,470	49,360
Sino-Forest Corp. *	12,780	89,099

		360,168

Communications - 8.13%
Amazon.com, Inc. *	1,833	134,616
Cisco Systems, Inc. *	8,260	138,520
Comcast Corp., Special Class A	33,700	433,719
eBay, Inc. *	3,110	39,062
Google, Inc., Class A *	570	198,394
Grupo Televisa SA, SADR	13,020	177,593
Liberty Media Corp. - Entertainment, Series A *	4,260	84,987
Liberty Media Corp. - Interactive A *	5,320	15,428
News Corp., Class A	27,970	185,161
Walt Disney Company	7,300	132,568

		1,540,048

Consumer, Cyclical - 9.90%
Bed Bath & Beyond, Inc. *	8,780	217,305
Costco Wholesale Corp.	20,210	936,127
CVS Caremark Corp.	17,690	486,298
Harley-Davidson, Inc.	10,910	146,085
Hunter Douglas NV	1,010	23,573

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
PACCAR, Inc.	2,570	$66,203

		1,875,591

Consumer, Non-cyclical - 16.83%
Becton, Dickinson & Company	800	53,792
Cardinal Health, Inc.	5,350	168,418
Diageo PLC, SADR	5,830	260,892
Express Scripts, Inc. *	4,080	188,374
Heineken Holding NV	6,860	166,304
Hershey Company	1,590	55,252
Iron Mountain, Inc. *	17,880	396,400
Johnson & Johnson	4,220	221,972
Laboratory Corp. of America Holdings *	900	52,641
Medtronic, Inc.	1,700	50,099
Merck & Company, Inc.	4,500	120,375
Moody's Corp.	7,460	170,983
Pfizer, Inc.	13,200	179,784
Philip Morris International, Inc.	4,940	175,765
Procter & Gamble Company	6,510	306,556
Schering-Plough Corp.	17,180	404,589
UnitedHealth Group, Inc.	8,020	167,859
Visa, Inc.	890	49,484

		3,189,539

Energy - 17.21%
Canadian Natural Resources, Ltd.	9,110	351,282
ConocoPhillips Company	17,440	682,950
Devon Energy Corp.	12,230	546,559
EOG Resources, Inc.	10,560	578,265
Occidental Petroleum Corp.	16,920	941,598
Transocean, Ltd. *	2,725	160,339

		3,260,993

Financial - 25.53%
American Express Company	29,250	398,677
Ameriprise Financial, Inc.	5,110	104,704
Bank of New York Mellon Corp.	15,020	424,315
Berkshire Hathaway, Inc., Class A *	14	1,213,800
Brookfield Asset Management, Inc.	5,880	81,026
Goldman Sachs Group, Inc.	890	94,358
Hartford Financial Services Group, Inc.	4,700	36,895
JPMorgan Chase & Company	20,900	555,522
Julius Baer Holding AG	9,500	233,423
Loews Corp.	19,350	427,635
Markel Corp. *	70	19,872
Principal Financial Group, Inc.	2,020	16,524
Progressive Corp. *	32,480	436,531
Sun Life Financial, Inc.	1,230	21,968
Transatlantic Holdings, Inc.	5,599	199,716
Wells Fargo & Company	40,290	573,729

		4,838,695

Industrial - 4.68%
ABB, Ltd., SADR	2,140	29,831
Garmin, Ltd.	1,500	31,815
Kuehne & Nagel International AG	1,600	93,359
Sealed Air Corp.	26,230	361,974
Tyco International, Ltd. *	6,230	121,859

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
United Parcel Service, Inc., Class B	2,480	$122,066
Vulcan Materials Company	2,840	125,784

		886,688

Technology - 6.74%
Activision Blizzard, Inc. *	11,300	118,198
Agilent Technologies, Inc. *	10,680	164,151
Hewlett-Packard Company	8,450	270,907
Microsoft Corp.	21,580	396,425
Texas Instruments, Inc.	19,910	328,714

		1,278,395

Utilities - 0.18%
AES Corp. *	5,820	33,814

TOTAL COMMON STOCKS (Cost $20,568,702)		$17,263,931

SHORT TERM INVESTMENTS - 4.48%
Rabobank USA Financial Corp.
0.12% due 04/01/2009	$850,000	$850,000

TOTAL SHORT TERM INVESTMENTS
(Cost $850,000)		$850,000

REPURCHASE AGREEMENTS - 3.07%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$581,002 on 04/01/2009,
collateralized by $585,000 Federal
Home Loan Mortgage Corp.,
3.375% due 04/15/2009 (valued at
$594,506, including interest)	$581,000	$581,000

TOTAL REPURCHASE AGREEMENTS
(Cost $581,000)		$581,000

Total Investments (Core Equity Trust)
(Cost $21,999,702) - 98.65%		$18,694,931
Other Assets in Excess of Liabilities - 1.35%		256,174

TOTAL NET ASSETS - 100.00%		$18,951,105

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 68.14%

Basic Materials - 5.06%
Acerinox SA	2,425	$28,247
Acos Villares SA	14,000	2,776
Adeka Corp.	500	3,110
African Rainbow Minerals, Ltd.	1,438	21,045
Agnico-Eagle Mines, Ltd.	700	40,236
Agrium, Inc.	1,400	50,734
Aica Kogyo Company, Ltd.	1,100	9,638
Aichi Steel Corp.	4,000	10,829
Air Liquide	978	79,529
Air Products & Chemicals, Inc.	700	39,375
Air Water, Inc.	1,000	8,866

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Airgas, Inc.	700	$23,667
AK Steel Holding Corp.	1,000	7,120
Akzo Nobel NV	2,443	92,519
Alamos Gold, Inc. *	1,600	11,510
Albemarle Corp.	1,000	21,770
Alcoa, Inc.	2,200	16,148
Allegheny Technologies, Inc.	1,500	32,895
Alumina, Ltd.	1,000	3,710
Alumina, Ltd.	19,569	17,639
Aluminum Corp. China, Ltd., ADR (a)	1,900	27,778
AMCOL International Corp.	500	7,420
American Vanguard Corp.	200	2,580
Aneka Tambang Tbk PT	15,000	1,420
Angang New Steel Company, Ltd., Class H	16,000	16,158
Anglo American PLC	12,959	220,674
Anglo Platinum, Ltd.	385	19,359
AngloGold Ashanti, Ltd., SADR	900	33,084
Antofagasta PLC	4,406	31,885
Anvil Mining, Ltd. *	4,600	3,904
Aquila Resources, Ltd. *	655	1,290
Aracruz Celulose SA, SADR (a)	300	1,980
Arakawa Chemical Industries, Ltd.	1,200	7,614
ArcelorMittal (a)	1,500	30,060
ArcelorMittal	2,008	40,970
Arch Chemicals, Inc.	200	3,792
Arkema	378	5,967
Asahi Kasei Corp.	14,000	50,848
Ashland, Inc.	400	4,132
Asian Paints, Ltd.	576	8,951
Atlas Iron, Ltd. *	10,809	8,861
Auriga Industries	467	8,079
Balchem Corp.	100	2,513
Barrick Gold Corp.	3,200	103,579
BASF SE	4,028	121,731
Batu Kawan BHD	3,800	8,346
Bayer AG	2,913	139,173
BHP Billiton PLC (a)	4,200	166,110
BHP Billiton, PLC, SADR	6,400	285,440
Billerud Aktibolag AB	300	648
Biogen Idec, Inc. *	1,300	68,146
Bluescope Steel, Ltd.	14,665	26,307
Braskem SA, SADR *	800	3,288
Brush Engineered Materials, Inc. *	100	1,387
Buckeye Technologies, Inc. *	300	639
Cabot Corp.	900	9,459
Cameco Corp.	1,300	22,220
Canfor Corp. *	2,100	7,995
CAP SA	1,176	17,755
Capstone Mining Corp. *	8,200	10,861
Carpenter Technology Corp.	200	2,824
Cascades, Inc.	500	896
Celanese Corp., Series A	300	4,011
Centamin Egypt, Ltd. *	12,582	11,493
Century Aluminum Company *	200	422
CF Industries Holdings, Inc.	100	7,113
Chemtura Corp.	1,500	71

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Cheng Loong Corp.	35,000	$7,188
China Molybdenum Company, Ltd. (g)	29,000	12,983
China Petrochemical Development Corp. *	10,600	2,292
China Steel Corp.	43,390	28,481
China Synthetic Rubber Corp.	12,000	11,781
Chuetsu Pulp & Paper Company, Ltd.	7,000	17,690
Chung Hung Steel Corp.	8,744	2,972
Cia Minera Autlan SAB de CV	400	517
Ciba Holding AG *	298	12,995
Ciech SA	414	2,860
Clariant AG *	3,320	12,883
Cliffs Natural Resources, Inc.	200	3,632
Companhia Siderurgica Nacional SA, SADR	2,000	29,680
Companhia Vale Do Rio Doce, ADR *	6,900	91,770
Companhia Vale Do Rio Doce, SADR	9,400	106,032
Compass Minerals International, Inc.	200	11,274
Croda International PLC	768	5,838
Crystallex International Corp. *	1,900	482
Cytec Industries, Inc.	300	4,506
D.S. Smith PLC	3,814	2,733
Daicel Chemical Industries, Ltd.	4,000	14,418
Daido Steel Company, Ltd.	6,000	14,946
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	2,173
Dainippon Ink & Chemicals, Inc.	9,000	13,220
Daio Paper Corp.	1,000	8,847
DC Chemical Company, Ltd.	89	13,006
Deltic Timber Corp.	100	3,941
Denison Mines Corp. *	7,400	5,400
Denki Kagaku Kogyo Kabushiki Kaisha	4,000	7,254
Dongkuk Steel Mill Company, Ltd.	690	12,828
Dow Chemical Company	4,376	36,890
Dowa Mining Company, Ltd.	2,000	7,561
Drdgold, Ltd.	16,937	14,048
Dundee Precious Metals, Inc. *	400	435
E.I. Du Pont de Nemours & Company	4,000	89,320
Earth Chemical Company, Ltd. *	300	7,805
Eastman Chemical Company	900	24,120
Ecolab, Inc.	744	25,839
EID Parry India, Ltd.	1,000	2,767
Eldorado Gold Corp. *	2,700	24,413
Elementis PLC	3,596	1,414
Eli Lilly & Company	4,300	143,663
Empresas CMPC SA	1,092	22,670
EMS-Chemie Holding AG	77	5,467
Equinox Minerals, Ltd. *	2,200	3,228
Eramet	54	11,918
Eregli Demir ve Celik Fabrikalari TAS	1,533	2,876
European Goldfields, Ltd. *	900	2,391
Feng Hsin Iron & Steel Company, Ltd.	8,000	8,997
Ferro Corp.	100	143
Fertilizantes Heringer SA *	1,600	2,462
Filtrona PLC	4,504	8,338
First Quantum Minerals, Ltd.	1,000	28,157
FMC Corp.	600	25,884
FNX Mining Company, Inc. *	400	1,431

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Formosa Chemicals & Fibre Corp.	18,000	$21,283
Formosa Plastic Corp.	17,000	25,664
Fortescue Metals Group, Ltd. *	6,361	11,348
Franco-Nevada Corp.	1,400	30,225
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,100	41,921
Gammon Gold, Inc. *	1,200	7,881
Gem Diamonds, Ltd. *	504	1,077
Gerdau Ameristeel Corp.	2,400	7,233
Gerdau SA, SADR	8,000	43,760
Gerdau SA	2,900	12,814
Gibraltar Industries, Inc.	200	944
Givaudan AG *	94	48,654
Godo Steel, Ltd.	3,000	7,448
Gold Fields, Ltd., SADR	5,100	57,834
Goldcorp, Inc.	3,369	113,404
Golden Star Resources, Ltd. *	1,500	2,296
Great Basin Gold, Ltd. *	5,000	6,424
Grupo Empresarial Ence SA	533	1,457
Grupo Mexico SA	42,852	31,220
Gunns, Ltd.	9,233	5,788
Gurit Heberlein AG	16	4,907
H.B. Fuller Company	600	7,800
Hanwha Chem Corp.	1,330	9,144
Harmony Gold Mining Company, Ltd., SADR *	3,400	37,196
Harry Winston Diamond Corp.	200	576
Hecla Mining Company *	500	1,000
Highveld Steel & Vanadium Corp., Ltd.	1,158	8,677
Hindalco Industries, Ltd. *	10,877	11,267
Hitachi Chemical, Ltd.	1,000	12,096
Hitachi Metals, Ltd.	2,000	14,235
Hochschild Mining PLC	2,602	7,937
Hokuetsu Paper Mills, Ltd.	1,000	4,299
Holmen AB, Series B	824	13,692
Honam Petrochemical Corp.	326	14,145
HudBay Minerals, Inc. *	800	3,750
Hunan Non Ferrous Metal Corp., Ltd.	12,000	2,164
Hyundai Steel Company	863	27,097
IAMGOLD Corp.	3,700	31,929
Iluka Resources, Ltd. *	6,108	17,121
Impala Platinum Holdings, Ltd.	1,105	18,492
Incitec Pivot, Ltd.	14,347	21,258
Industrias Penoles SA de CV	365	3,814
Innophos Holdings, Inc.	100	1,128
International Flavors & Fragrances, Inc.	700	21,322
International Nickel Indonesia Tbk PT	24,000	4,632
International Paper Company	4,800	33,792
IRPC PCL	145,800	7,770
Ivanhoe Mines, Ltd. *	2,800	17,278
Izmir Demir Celik Sanayi AS	3,950	3,597
JFE Holdings, Inc.	1,700	37,524
Jindal Steel & Power, Ltd.	689	16,542
Johnson Matthey PLC	3,241	48,999
JSR Corp.	1,300	15,296
JSW Steel, Ltd.	2,443	11,247
K&S AG	782	36,150

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Kaiser Aluminum Corp.	600	$13,872
Kaneka Corp.	6,000	29,665
Kansai Paint Company, Ltd.	4,000	22,399
Kazakhmys PLC	2,707	14,436
KCC Corp.	81	17,894
Kemira Oyj *	1,294	8,307
KGHM Polska Miedz SA	956	12,635
Kimberly-Clark de Mexico SA de CV	5,700	18,502
Kingboard Chemical Holdings, Ltd.	7,500	15,478
Kinross Gold Corp.	3,400	61,781
KISCO Corp.	35	1,259
Kiswire, Ltd.	338	9,596
Kloeckner & Company SE	166	1,631
Kobe Steel Company, Ltd.	34,000	43,967
Koninklijke DSM NV (a)	2,315	60,914
Korea Iron & Steel Company, Ltd.	10	371
Korea Zinc Company, Ltd.	194	16,077
Kronos Worldwide, Inc. (a)	1,600	12,304
Kuala Lumpur Kepong BHD	1,000	2,909
Kumba Iron Ore, Ltd.	515	8,915
Kumba Resources, Ltd.	1,225	8,942
Kyoei Steel, Ltd.	500	9,849
La Seda de Barcelona SA	1,841	709
Landec Corp. *	300	1,671
Lanxess AG	1,062	18,047
Lee & Man Paper Manufacturing, Ltd.	15,200	8,521
Lee Chang Yung Chemical Industries, Corp.	13,000	8,991
LG Chem, Ltd.	237	15,002
Lihir Gold, Ltd. *	12,351	27,944
Lintec Corp.	200	2,518
Lonmin PLC, ADR	1,501	30,685
Lonza Group AG	602	59,479
Louisiana-Pacific Corp.	1,100	2,453
Lubrizol Corp.	1,000	34,010
Lundin Mining Corp. *	1,400	2,221
Maanshan Iron & Steel Company, Ltd.	36,000	12,670
Major Drilling Group International	100	958
Mayr-Melnhof Karton AG	150	10,555
MeadWestvaco Corp.	2,300	27,577
Methanex Corp.	800	6,250
Metorex, Ltd. *	1,710	298
Mexichem SAB de CV	4,500	3,161
Migao Corp. *	1,300	6,888
Minerals Technologies, Inc.	400	12,820
Mitsubishi Chemical Holdings Corp., ADR	14,000	48,316
Mitsubishi Gas & Chemicals Company, Inc.	7,000	30,284
Mitsubishi Materials Corp.	10,000	27,240
Mitsubishi Paper Mills, Ltd.	2,000	2,802
Mitsubishi Steel Manufacturing Company, Ltd.	4,000	7,503
Mitsui Chemicals, Inc.	9,000	22,030
Mitsui Mining & Smelting Company, Ltd.	8,000	13,310
Mittal Steel South Africa, Ltd.	1,670	12,890
MMX Mineracao e Metalicos SA *	300	431
Mondi PLC	3,915	8,295
Mondi, Ltd.	3,694	10,788
Mongolia Energy Company, Ltd. *	51,000	14,721

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Monsanto Company	2,000	$166,200
Mount Gibson Iron, Ltd. *	1,612	525
M-real Oyj, Series B *	5,400	2,005
Murchison Metals, Ltd. *	396	184
Mytilineos Holdings SA	1,928	9,483
Nan Ya Plastics Corp.	21,000	24,090
Newcrest Mining, Ltd.	1,742	40,100
Newmarket Corp.	300	13,290
Newmont Mining Corp.	1,900	85,044
Nihon Parkerizing Company, Ltd.	1,000	8,709
Nine Dragons Paper Holdings, Ltd.	16,000	6,065
Nippon Kayaku Company, Ltd.	3,000	15,216
Nippon Light Metal Company, Ltd.	3,000	2,211
Nippon Metal Industry Company, Ltd.	4,000	4,697
Nippon Paint Company, Ltd.	2,000	7,828
Nippon Paper Group, Inc.	1,100	26,781
Nippon Shokubai Company, Ltd.	2,000	12,621
Nippon Soda Company, Ltd.	3,000	8,853
Nippon Steel Corp.	16,000	43,212
Nippon Yakin Kogyo Company, Ltd.	500	1,102
Nippon Zeon Company, Ltd.	4,000	10,866
Nissan Chemical Industries, Ltd.	2,000	16,854
Nisshin Steel Company	10,000	16,969
Nitto Denko Corp.	1,400	28,649
Nl Industries, Inc.	400	4,000
NOF Corp.	1,000	3,416
Norske Skogindustrier ASA *	3,500	6,407
North American Palladium, Ltd. *	200	282
Northgate Minerals Corp. *	1,600	2,170
Nova Chemicals Corp.	600	3,450
Nucor Corp.	1,500	57,255
Nufarm, Ltd.	2,117	16,706
Oji Paper Company, Ltd.	6,000	24,580
Olin Corp.	900	12,843
Olympic Steel, Inc.	100	1,517
OM Group, Inc. *	400	7,728
OneSteel, Ltd.	11,963	18,797
Osaka Steel Company, Ltd.	500	8,380
Osisko Mining Corp. *	600	2,736
Outokumpu Oyj	1,886	20,406
Oxiana, Ltd.	17,837	7,442
P.H. Glatfelter Company	800	4,992
Pacific Metals Company, Ltd.	2,000	8,876
Palabora Mining Comany, Ltd.	99	523
Paladin Resources, Ltd. *	4,522	10,782
Pan American Silver Corp. *	1,000	17,663
Pan Australian Resources, Ltd. *	4,440	899
Papeles & Cartones de Europa SA	1,868	6,054
PaperlinX, Ltd.	2,943	1,139
Penford Corp.	100	363
Petkim Petrokimya Holding AS *	3,242	7,946
PolyOne Corp. *	600	1,386
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	5,970
POSCO, SADR (a)	1,100	73,513
Potash Corp. of Saskatchewan, Inc.	1,100	88,960

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
PPG Industries, Inc.	1,500	$55,350
Praxair, Inc.	1,100	74,019
Precious Woods Holding AG *	138	3,636
PTT Chemical PCL	12,600	10,303
Quadra Mining, Ltd. *	300	1,425
Quaker Chemical Corp.	100	794
Rautaruukki Oyj	1,166	18,657
Red Back Mining, Inc. *	1,900	9,665
Reliance Steel & Aluminum Company	1,100	28,963
Rengo Company, Ltd.	2,000	10,254
Rhodia SA	508	1,867
Rio Tinto PLC, SADR	1,300	174,278
Rio Tinto, Ltd.	1,824	72,441
Rock-Tenn Company, Class A	500	13,525
Rockwood Holdings, Inc. *	500	3,970
Rohm & Haas Company	600	47,304
Royal Gold, Inc.	300	14,028
RPM International, Inc.	1,400	17,822
RTI International Metals, Inc. *	100	1,170
Russel Metals, Inc.	1,100	8,969
Sakai Chemical Industry Company, Ltd.	1,000	2,857
Salzgitter AG	672	37,401
Samsung Fine Chemicals Company, Ltd.	82	2,610
Samuel Manu-Tech, Inc.	100	317
Sanyo Chemical Industries, Ltd.	1,000	4,688
Sanyo Special Steel Company, Ltd.	1,000	2,398
Sappi, Ltd., SADR * (a)	8,000	15,600
Schnitzer Steel Industries, Inc.	400	12,556
Schweitzer Mauduit International, Inc.	300	5,538
Seah Besteel Corp.	440	4,997
Semafo, Inc. *	1,800	2,898
Sensient Technologies Corp.	900	21,150
Sesa Goa, Ltd.	4,934	9,802
SGL Carbon AG *	559	13,305
Sherritt International Corp.	5,000	11,699
Shin-Etsu Chemical Company, Ltd.	1,400	68,782
Shore Gold, Inc. *	1,200	262
Shougang Concord International Enterprises
Company, Ltd.	12,000	1,237
Showa Denko K.K.	19,000	23,615
Sigma-Aldrich Corp.	500	18,895
Silver Standard Resources, Inc. *	600	9,765
Silver Wheaton Corp. *	2,100	17,239
Silvercorp Metals, Inc.	500	1,126
Sino Gold, Ltd. *	4,255	15,838
Sino Union Petroleum & Chemical
International, Ltd. *	90,000	8,698
Sinofert Holdings, Ltd.	34,000	14,966
Sino-Forest Corp. *	2,500	17,429
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	300	7,380
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	74,000	7,921
SK Chemicals Company, Ltd.	404	13,770
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	600	15,936
Solvay SA	848	59,471

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Southern Copper Corp.	3,400	$59,228
SSAB Svenskt Stal AB, Series A * (a)	2,120	18,022
SSAB Svenskt Stal AB, Series B *	200	1,584
Steel Dynamics, Inc.	2,800	24,668
Stepan Company	100	2,730
Stillwater Mining Company *	400	1,480
Stora Enso Oyj, Series R *	8,751	30,998
Straits Resources, Ltd.	839	745
Sumitomo Bakelite Company, Ltd.	3,000	12,096
Sumitomo Chemical Company, Ltd.	19,645	67,538
Sumitomo Forestry Company, Ltd.	2,100	14,003
Sumitomo Metal Industries, Ltd.	13,000	26,383
Sumitomo Metal Mining Company, Ltd.	4,000	38,458
Sumitomo Seika Chemicals Company, Ltd.	4,000	11,040
Superb Summit International Timber
Company, Ltd. *	890,000	6,444
Svenska Cellulosa AB, B Shares (a)	5,105	38,745
Symrise AG	1,131	13,350
Symyx Technologies, Inc. *	200	890
Syngenta AG, ADR	3,000	120,330
Taekwang Industrial Company, Ltd.	5	2,303
Taiwan Fertilizer Company, Ltd.	10,000	20,564
Taiyo Nippon Sanso Corp.	1,000	6,600
Takasago International Corp.	1,000	4,947
Tanzanian Royalty Exploration Corp. *	1,900	8,454
Taseko Mines, Ltd. *	900	1,114
Tata Steel, Ltd.	654	2,679
Teck Cominco, Ltd.	6,700	37,464
Temple-Inland, Inc.	700	3,759
Tenaris SA, ADR	1,200	24,204
Terra Industries, Inc.	400	11,236
Tessenderlo Chemie NV	203	6,177
The Mosaic Company	1,700	71,366
The Sherwin-Williams Company	400	20,788
Thompson Creek Metals Company, Inc. *	400	1,577
Thyssen Krupp AG	4,004	69,855
Timah Tbk PT	15,000	1,379
Timminco, Ltd. *	300	607
Titanium Metals Corp.	3,800	20,786
Toagosei Company, Ltd.	5,000	11,258
Tokai Carbon Company, Ltd.	4,000	16,278
Tokushu Tokai Holdings Company, Ltd.	5,000	12,915
Tokuyama Corp.	4,000	25,684
Tokyo Ohka Kogyo Company, Ltd.	300	4,191
Tokyo Steel Manufacturing Company, Ltd.	1,500	15,119
Ton Yi Industrial Corp.	10,000	3,311
Tosoh Corp.	7,000	13,345
Toyo Ink Manufacturing Company, Ltd.	1,000	2,029
TSRC Corp.	11,000	9,859
Tubos Reunidos SA	599	1,383
Tung Ho Steel Enterprise Corp.	3,000	2,412
Ube Industries, Ltd.	13,000	23,789
Uex Corp. *	800	527
Ultrapar Participacoes SA, ADR	900	21,204
Ultrapar Participacoes SA	200	4,797
Umicore	1,562	28,866

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Union Tool Company, Ltd.	100	$2,125
United Phosphorus, Ltd.	5,432	10,714
United States Lime & Minerals, Inc. *	100	2,736
United States Steel Corp.	200	4,226
Universal Stainless & Alloy Products, Inc. *	100	967
UPM-Kymmene Oyj (a)	7,320	42,247
Uranium One, Inc. *	7,500	15,169
USEC, Inc. *	2,500	12,000
USI Corp.	23,000	7,792
Usinas Siderurgicas de Minas Gerais SA	2,300	26,274
Valhi, Inc.	700	6,566
Valspar Corp.	1,300	25,961
Vedanta Resources PLC	1,370	13,282
Victrex PLC	1,412	10,287
Voestalpine AG	1,407	18,391
Votorantim Celulose e Papel SA, SADR *	1,800	7,884
W.R. Grace & Company *	400	2,528
Wacker Chemie AG	161	13,297
Wausau Paper Corp.	400	2,104
West Fraser Timber Company, Ltd.	300	5,316
Western Areas NL *	2,515	5,945
Westlake Chemical Corp.	1,000	14,630
Weyerhaeuser Company	2,400	66,168
Xinjiang Xinxin Mining Industry Co., Ltd.	55,000	16,541
Xstrata PLC	965	6,473
Yamana Gold, Inc.	8,800	82,151
Yamato Kogyo Company, Ltd.	300	6,477
Yara International ASA	660	14,419
Yodogawa Steel Works, Ltd.	3,000	12,403
Young Poong Corp.	8	2,921
Zaklady Azotowe Pulawy SA	263	5,281
Zijin Mining Group, Ltd.	26,000	18,544
Zoltek Companies, Inc. *	200	1,362

		8,419,804

Communications - 6.40%
3Com Corp. *	5,600	17,304
Accton Technology Corp. *	25,000	7,324
Acme Packet, Inc. *	1,900	11,533
Adaptec, Inc. *	1,500	3,600
ADTRAN, Inc.	500	8,105
Advanced Info Service PCL	4,500	10,500
Aegis Group PLC	13,519	16,029
Aiphone Company, Ltd.	700	11,592
Airvana, Inc. *	400	2,340
Akamai Technologies, Inc. *	419	8,129
Alaska Communications Systems Group, Inc.	100	670
Alcatel-Lucent, SADR *	1,300	2,418
Alcatel-Lucent *	23,123	43,229
Amazon.com, Inc. *	1,400	102,816
Amdocs, Ltd. *	1,700	31,484
America Movil SAB de CV, Series L, ADR	2,900	78,532
American Tower Corp., Class A *	1,765	53,709
Amper SA	1,271	8,664
Anixter International, Inc. *	500	15,840
Antena 3 de Television SA	2,036	8,109
APN News & Media, Ltd.	1,934	1,558

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Applied Signal Technology, Inc.	400	$8,092
Ariba, Inc. *	1,100	9,603
Arris Group, Inc. *	2,300	16,951
Art Technology Group, Inc. *	500	1,275
Aruba Networks, Inc. *	400	1,256
ASATSU-DK, Inc.	200	3,342
Ascom Holding AG *	1,120	8,355
Astral Media, Inc.	900	18,567
AT&T, Inc.	32,550	820,260
Atheros Communications, Inc. *	400	5,864
Atlantic Tele-Network, Inc.	200	3,836
Austar United Communications, Ltd. *	20,456	9,770
Avocent Corp. *	500	6,070
B2W Companhia Global Do Varejo	300	2,790
BCE, Inc.	1,600	31,878
BEC World PCL	14,700	7,710
Belgacom SA	979	30,681
Belo Corp., Class A	600	366
Bezek Israeli Telecommunications Corp., Ltd.	7,082	11,110
Bharti Telecom, Ltd. *	1,931	23,754
BigBand Networks, Inc. *	1,300	8,515
Black Box Corp.	200	4,722
Blue Coat Systems, Inc. *	400	4,804
British Sky Broadcasting Group PLC, ADR	1,600	39,712
BT Group PLC	6,300	70,371
Cable & Wireless PLC	33,293	66,579
Cablevision Systems Corp., Class A	1,800	23,292
Caltagirone Editore SpA	265	559
Carso Global Telecom SAB de CV *	5,200	17,070
Cbeyond Communications, Inc. *	400	7,532
CBS Corp., Class B	700	2,688
Cellcom Israel, Ltd.	473	9,855
Centennial Communications Corp., Class A *	1,200	9,912
CenturyTel, Inc. (a)	1,300	36,556
Cheil Communications, Inc.	95	11,373
China Mobile, Ltd., SADR	4,100	178,432
China Mobile, Ltd.	1,500	13,095
China Telecom Corp., Ltd. ADR (a)	800	33,144
China Unicom, Ltd., ADR	5,403	56,245
Chordiant Software, Inc. *	2,100	6,363
Chunghwa Telecom Company, Ltd., ADR *	1,691	30,827
Ciena Corp. *	500	3,890
Cincinnati Bell, Inc. *	1,200	2,760
CIR-Compagnie Industriali Riunite SpA	2,773	2,865
Cisco Systems, Inc. *	22,650	379,841
Cogeco Cable, Inc.	400	9,994
Cogent Communications Group, Inc. *	200	1,440
Colt Telecom Group PLC *	4,670	5,824
COM DEV International, Ltd. *	2,000	5,108
Comcast Corp., Class A	12,554	171,237
Comcast Corp., Special Class A	5,584	71,866
CommScope, Inc. *	400	4,544
Compal Communications, Inc.	12,000	9,660
comScore, Inc. *	900	10,881
Comtech Telecommunications Corp. *	200	4,954
Consolidated Communications Holdings, Inc.	400	4,104

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Constant Contact, Inc. *	200	$2,798
Corning, Inc.	7,800	103,506
Corus Entertainment, Inc., Class B	500	5,405
CPI International, Inc. *	700	6,580
Crown Castle International Corp. *	2,700	55,107
Customers, Ltd. *	721	935
Cybersource Corp. *	1,300	19,253
D&E Communications, Inc.	300	1,611
Daekyo Company, Ltd.	2,238	7,263
Daily Mail and General Trust PLC	3,091	10,348
Daimei Telecom Engineering Corp.	1,000	9,301
DealerTrack Holdings, Inc. *	400	5,240
Dentsu, Inc.	1,800	27,655
Deutsche Telekom AG	14,990	185,666
DG Fastchannel, Inc. *	400	7,508
Digi.Com BHD	2,100	12,214
Digital River, Inc. *	400	11,928
DIRECTV Group, Inc. *	3,520	80,221
Discovery Communications, Inc., Series C *	2,000	29,300
DISH Network Corp. *	600	6,666
D-Link Corp.	7,000	4,970
E-Access, Ltd.	18	11,729
Earthlink, Inc. *	1,200	7,884
eBay, Inc. *	6,700	84,152
EchoStar Corp., Class A *	800	11,864
Elisa Oyj, Class A (a)	1,564	22,798
Embarq Corp.	300	11,355
Ementor ASA *	100	242
Empresa Nacional de Telecomunicaciones SA	2,281	26,221
EMS Technologies, Inc. *	200	3,492
Equinix, Inc. *	400	22,460
eResearch Technology, Inc. *	200	1,052
Ericsson (LM), Series B	8,970	72,524
Eutelsat Communications *	929	19,742
EW Scripps Co.	100	135
Exfo Electro Optical Engineering, Inc. *	55	183
F5 Networks, Inc. *	1,000	20,950
Fairpoint Communications, Inc.	300	234
Fastweb SpA *	351	7,142
Fisher Communications, Inc. *	100	976
Foxconn International Holdings, Ltd. *	34,000	14,397
France Telecom SA, SADR	2,800	63,448
France Telecom SA	4,320	98,484
Freenet AG *	594	3,687
Frontier Communications Corp.	4,400	31,592
Gannett Company, Inc. (a)	500	1,100
General Communication, Inc., Class A *	1,800	12,024
GeoEye, Inc. *	100	1,975
Gestevision Telecinco SA	1,063	7,367
Glacier Media, Inc. *	600	861
Global Village Telecom Holding SA *	500	5,705
Globecomm Systems, Inc. *	400	2,316
GN Store Nord AS *	2,000	5,360
Google, Inc., Class A *	900	313,254
Groupe Aeroplan, Inc.	2,700	16,789
Grupo Iusacell SA de CV *	300	267

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Grupo Televisa SA, SADR	2,700	$36,828
GSI Commerce, Inc. *	100	1,310
GTL, Ltd.	2,583	12,222
Hakuhodo DY Holdings, Inc.	370	15,915
Harmonic, Inc. *	500	3,250
Harris Corp.	800	23,152
Harte-Hanks, Inc.	400	2,140
Havas SA	9,811	25,273
Hearst Argyle Television, Inc.	400	1,664
Hellenic Telecommunications Organization SA	1,631	24,448
Hitachi Kokusai Electric, Inc.	1,000	5,231
HLTH Corp. *	1,800	18,630
Hughes Communications, Inc. *	100	1,203
Hutchison Telecommunications
International, Ltd. *	27,000	8,446
Hypercom Corp. *	400	384
IAC/InterActiveCorp *	1,900	28,937
iBasis, Inc. *	600	402
Idea Cellular, Ltd. *	2,091	2,077
Iliad SA	93	8,670
Indosat Tbk PT, ADR	131	2,606
Informa PLC	5,436	20,480
InfoSpace, Inc. *	300	1,560
Inmarsat PLC	3,801	26,620
InterDigital, Inc. *	300	7,746
Internap Network Services Corp. *	800	2,152
Internet Capital Group, Inc. *	2,200	8,866
Interpublic Group of Companies, Inc. *	6,100	25,132
inVentiv Health, Inc. *	400	3,264
Iowa Telecommunications Services, Inc.	400	4,584
iPCS, Inc. *	100	971
Ipsos SA	285	6,285
Iress Market Technology, Ltd.	2,010	7,839
ITV PLC	38,008	10,352
Ixia *	800	4,136
J2 Global Communications, Inc. *	200	4,378
JC Decaux SA	1,111	12,586
JDS Uniphase Corp. *	700	2,275
John Fairfax Holdings, Ltd.	25,066	17,738
John Wiley & Sons, Inc., Class A	500	14,890
Johnston Press PLC	3,508	333
Juniper Networks, Inc. *	2,400	36,144
Kadokawa Holdings, Inc.	500	10,613
Kakaku.com, Inc.	2	6,051
KDDI Corp.	10	47,091
Kingston Communications PLC	13,206	3,309
Knology, Inc. *	200	824
Koninklijke (Royal) KPN NV	6,104	81,495
KT Corp., SADR	900	12,411
KT Freetel Company, Ltd. *	360	7,223
Kudelski SA	786	7,465
KVH Industries, Inc. *	1,100	5,456
Lagardere S.C.A.	1,917	53,793
Lamar Advertising Company, Class A *	300	2,925
Leap Wireless International, Inc. *	900	31,383
Level 3 Communications, Inc. *	2,500	2,300

The accompanying notes are an integral part of the financial statements.
63

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
LG Dacom Corp.	1,010	$12,833
LG Telecom, Ltd.	1,120	6,859
Liberty Global, Inc., Class A *	1,400	20,384
Liberty Global, Inc., Series C *	1,400	19,782
Liberty Media Corp. - Capital, Series A *	700	4,886
Liberty Media Corp. - Entertainment, Series A *	2,900	57,855
Liberty Media Corp. - Interactive A *	2,500	7,250
Lionbridge Technologies, Inc. *	600	588
Liquidity Services, Inc. *	200	1,398
LoopNet, Inc. *	1,300	7,904
Loral Space & Communications, Inc. *	100	2,136
M6-Metropole Television	1,078	17,591
Magyar Telekom Telecommunications PLC	1,300	14,807
Mahanagar Telephone Nigam. Ltd. *	6,095	8,290
Manitoba Telecom Services, Inc.	500	12,671
Marchex, Inc., Class B	200	688
Maspro Denkoh Corp.	1,300	11,854
Mastec, Inc. *	600	7,254
Matsui Securities Company, Ltd.	1,600	10,505
McAfee, Inc. *	800	26,800
McGraw-Hill Companies, Inc.	1,400	32,018
Mediaset SpA	8,958	39,934
Meetic *	378	7,706
Meredith Corp.	300	4,992
MetroPCS Communications, Inc. *	2,000	34,160
MobileOne, Ltd.	8,000	7,850
Mobistar SA *	383	24,183
Modern Times Group AB, Series B	150	2,555
ModusLink Global Solutions, Inc. *	200	518
Mondadori (Arnoldo) Editore SpA	2,250	6,985
Monex Group, Inc.	26	6,326
Monster Worldwide, Inc. *	1,500	12,225
Motorola, Inc.	13,900	58,797
MTN Group, Ltd.	5,484	60,848
Naspers, Ltd.	1,387	23,469
NCSoft Corp.	239	16,108
Net Servicos de Comunicacao SA, PR ADR *	1,300	9,425
NeuStar, Inc., Class A *	575	9,631
News Corp., Class A	11,500	76,130
News Corp	4,600	35,420
NIC, Inc. *	300	1,560
NICE Systems, Ltd., ADR *	800	19,888
NII Holdings, Inc. *	800	12,000
Nippon Denwa Shisetsu Company, Ltd.	4,000	11,161
Nippon Telegraph & Telephone Corp.	1,300	49,614
Nokia AB Oyj	6,301	73,693
Nokia Oyj, SADR	8,400	98,028
NTELOS Holdings Corp.	400	7,256
NTT Data Corp.	5	13,697
NTT DoCoMo, Inc.	50	68,122
Oki Electric Industry Company, Ltd. *	3,000	1,940
Omnicom Group, Inc.	1,365	31,941
Oplink Communications, Inc. *	300	2,310
OpNext, Inc. *	2,900	4,959
Outdoor Channel Holdings, Inc. *	300	2,046
PAETEC Holding Corp. *	400	576

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
PagesJaunes Groupe SA	1,623	$13,720
Partner Communications Company, Ltd., ADR	700	10,584
PCCW, Ltd.	17,000	8,736
Pearson PLC, SADR	8,600	86,086
Philippine Long Distance Telephone
Company, SADR	400	17,652
Plantronics, Inc.	1,100	13,277
Polycom, Inc. *	1,400	21,546
Portugal Telecom, SGPS, SA	3,223	24,897
Powerwave Technologies, Inc. *	4,700	2,792
Premiere AG *	482	1,319
Premiere Global Services, Inc. *	500	4,410
Priceline.com, Inc. *	200	15,756
Promotora de Informaciones SA *	515	1,347
PT Multimedia.com, SGPS, SA	2,647	14,082
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,200	30,840
Publicis Groupe SA	1,537	39,401
PubliGroupe SA	25	1,142
Publishing & Broadcasting, Ltd.	4,541	6,336
QUALCOMM, Inc.	6,100	237,351
Quebecor, Inc. *	900	12,813
Qwest Communications International, Inc. (a)	8,300	28,386
RCN Corp. *	200	740
RealNetworks, Inc. *	2,800	6,524
Reed Elsevier NV	3,048	32,616
Reed Elsevier PLC (a)	1,400	40,026
Reliance Communications, Ltd.	3,426	11,920
RF Micro Devices, Inc. *	1,100	1,463
Rightmove PLC	2,810	10,534
RightNow Technologies, Inc. *	200	1,514
Rogers Communications, Inc., Class B	1,600	36,865
S1 Corp. *	700	3,605
SAI Global, Ltd.	4,889	8,173
Sanoma WSOY Oyj (a)	1,185	15,127
Sapient Corp. *	2,200	9,834
SAVVIS, Inc. *	1,600	9,904
SBA Communications Corp. *	700	16,310
SBI Holdings, Inc.	220	23,064
Schibsted ASA	400	2,335
Scripps Networks Interactive, Inc., Class A	300	6,753
Seat Pagine Gialle SpA *	662	621
SeLoger.com *	403	7,814
SES, ADR	1,657	31,629
Seven Network, Ltd. *	2,515	10,270
Shaw Communications, Inc.	1,700	25,915
Shenandoah Telecommunications Company	200	4,560
Sierra Wireless, Inc. *	1,500	5,413
Sinclair Broadcast Group, Inc., Class A	300	309
Singapore Press Holdings, Ltd.	11,000	18,304
Singapore Telecommunications, Ltd.	29,000	48,339
Sirius XM Radio, Inc. *	4,200	1,470
SK Telecom Company, Ltd., ADR	1,400	21,630
Sky Network Television, Ltd.	4,694	10,905
SKY Perfect JSAT Corp.	28	10,884
Smartone Telecommunications Holdings, Ltd.	13,500	7,884
Smiths News PLC	9,647	11,424

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Societe Television Francaise 1	2,153	$16,872
SonicWALL, Inc. *	500	2,230
Sonus Networks, Inc. *	1,600	2,512
Sourcefire, Inc. *	200	1,456
Spirent Communications PLC	3,276	2,324
Sprint Nextel Corp. *	17,700	63,189
SR Teleperformance SA	896	24,647
Star Publications Malaysia BHD	9,600	8,640
Starent Networks Corp. *	600	9,486
StarHub, Ltd.	6,000	7,778
Sun TV Network, Ltd. *	2,832	9,375
SupportSoft, Inc. *	600	1,152
SureWest Communications *	200	1,560
Swisscom AG	130	36,501
Sycamore Networks, Inc. *	3,800	10,146
Symantec Corp. *	4,000	59,760
Syniverse Holdings, Inc. *	1,300	20,488
Tamedia AG	61	2,288
Tandberg ASA	534	7,849
Tata Communications, Ltd., ADR	500	10,685
Tekelec, Inc. *	500	6,615
Tele Norte Leste Participacoes SA, ADR	2,300	31,832
Tele Norte Leste Participacoes SA	300	4,914
Tele2 AB, Series B	3,455	29,126
Telecom Corp. of New Zealand, Ltd.	3,662	4,772
Telecom Italia SpA	51,906	66,919
TeleCommunication Systems, Inc. *	300	2,751
Telecomunicacoes de Sao Paulo SA	1,000	20,780
Telecomunicacoes de Sao Paulo SA	600	9,906
Telefonaktiebolaget LM Ericsson, SADR	2,500	20,225
Telefonica Czech Republic AS	798	15,764
Telefonica SA, SADR	5,500	327,910
Telefonos de Mexico SAB de CV, Series L,
SADR	900	13,536
Telegraaf Media Groep NV	304	4,082
Telekom Austria AG	3,134	47,445
Telekom Malaysia BHD	8,300	8,015
Telekomunikacja Polska SA	2,592	14,040
Telenet Group Holding NV *	611	10,335
Telenor ASA	3,900	22,295
Telepark Corp.	7	7,466
Telephone & Data Systems, Inc. - Special
Shares	900	21,285
Telephone & Data Systems, Inc.	600	15,906
Television Broadcasting Company, Ltd.	3,000	9,596
Teliasonera AB (a)	10,754	51,724
Telkom SA, Ltd., SADR	800	35,464
Tellabs, Inc. *	7,300	33,434
Telmex Internacional SAB de CV, ADR	300	2,751
Telstra Corp., Ltd.	13,137	29,325
Telular Corp. *	700	1,246
Ten Network Holdings, Ltd.	3,755	2,027
Tencent Holdings, Ltd.	7,000	51,887
Terremark Worldwide, Inc. *	300	807
The Knot, Inc. *	300	2,460
The New York Times Company, Class A (a)	1,400	6,328
Thinkorswim Group, Inc. *	1,400	12,096

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Thomson Corp.	1,100	$28,268
Thomson Reuters PLC	1,699	37,939
Thomson Reuters PLC	200	26,742
TIBCO Software, Inc. *	2,500	14,675
Tim Participacoes SA *	600	7,452
Time Warner Cable, Inc. *	3,741	92,770
Time Warner, Inc. *	7,333	141,533
Tiscali SpA *	20,860	10,725
Torstar Corp., Class B	400	1,609
Trend Micro, Inc.	500	14,283
Trinity Mirror PLC	1,806	678
Turkcell Iletisim Hizmetleri AS, ADR	1,100	13,519
TV Azteca SA de CV	5,600	1,799
TVN SA	1,226	3,012
TW Telecom, Inc. *	900	7,875
U.S. Cellular Corp. *	900	30,006
United Business Media, Ltd.	2,888	17,623
United Internet AG	711	5,910
United Online, Inc.	1,300	5,798
USA Mobility, Inc. *	500	4,605
UTStarcom, Inc. *	1,100	858
ValueClick, Inc. *	900	7,659
VeriSign, Inc. *	900	16,983
Verizon Communications, Inc.	14,800	446,960
Viacom, Inc., Class B *	2,800	48,664
Viacom, Inc. *	600	11,202
Viasat, Inc. *	600	12,492
Vivendi SA	6,034	159,593
Vivo Participacoes SA	380	4,816
Vivo Participacoes SA	1,300	16,965
Vocus, Inc. *	100	1,329
Vodafone Group PLC, SADR	32,800	571,376
VTech Holdings, Ltd.	2,000	7,713
Walt Disney Company	10,119	183,761
WebMD Health Corp. *	100	2,230
Websense, Inc. *	200	2,400
West Australian Newspapers Holdings, Ltd.	686	2,107
Wi-LAN, Inc. *	1,000	1,158
Windstream Corp.	2,400	19,344
Wolters Kluwer NV	3,335	54,059
Woongjin Holdings Company, Ltd. *	1,100	9,748
World Wrestling Entertainment, Inc., Class A	200	2,308
WPP PLC, ADR	1,500	41,925
WPT Enterprises, Inc. *	766	437
Yahoo Japan Corp.	47	12,377
Yahoo!, Inc. *	6,100	78,141
Yell Group PLC	5,278	945
Zee Entertainment Enterprises, Ltd.	5,096	10,785
Zinwell Corp.	7,000	9,721
ZTE Corp., Class H	4,600	18,780
Zyxel Communications Corp.	19,000	9,557

		10,641,096

Consumer, Cyclical - 7.46%
99 Cents Only Stores *	700	6,468
Abercrombie & Fitch Company, Class A	500	11,900
Accor SA	1,173	40,824

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Accordia Golf Company, Ltd. *	15	$670
Adani Enterprises, Ltd. *	1,629	8,572
Adidas-Salomon AG	2,235	74,178
Advance Auto Parts, Inc.	700	28,756
Advanced Digital Broadcast Holdings SA *	297	5,734
AEON Company, Ltd.	8,300	54,863
Aeropostale, Inc. *	565	15,006
AFG Arbonia-Forster Holding AG	54	3,201
Aga Rangemaster Group PLC	3,162	4,084
Air China, Ltd., Class H	48,000	15,518
Air France KLM	2,642	23,491
Air New Zealand, Ltd.	15,518	7,967
AirAsia BHD *	31,500	8,123
Airtran Holdings, Inc. *	2,700	12,285
Aisin Seiki Company	2,300	36,907
Ajisen China Holdings, Ltd. *	16,000	7,976
Alaska Air Group, Inc. *	500	8,785
Alesco Corp., Ltd.	615	861
Alimentation Couche Tard, Inc.	1,800	18,874
All Nippon Airways Company, Ltd.	3,000	11,737
Allegiant Travel Company *	100	4,546
Ambassador Hotel Company, Ltd.	10,000	11,133
Amer Sports Oyj, A Shares	1,646	10,905
American Axle & Manufacturing Holdings, Inc.	300	396
American Eagle Outfitters, Inc.	2,979	36,463
American Woodmark Corp.	100	1,756
Americas Car Mart, Inc. *	700	9,513
Ameristar Casinos, Inc.	400	5,032
AMR Corp. *	4,700	14,993
AnnTaylor Stores Corp. *	300	1,560
Aoyama Trading Company, Ltd.	900	11,882
Arcandor AG *	843	1,861
Aristocrat Leisure, Ltd.	5,585	13,296
ArvinMeritor, Inc.	500	395
Asiana Airlines *	2,380	6,212
ASICS Corp.	1,000	6,978
Astra International Tbk PT	19,500	24,138
ATC Technology Corp. *	300	3,360
Austrian Airlines AG *	1,361	6,612
Autobacs Seven Company, Ltd.	500	14,270
Autogrill SpA	1,195	6,884
AutoNation, Inc. * (a)	3,100	43,028
AutoZone, Inc. *	300	48,786
Bally Technologies, Inc. *	900	16,578
Barnes & Noble, Inc.	1,000	21,380
Bayerische Motoren Werke (BMW) AG	3,240	93,458
Beacon Roofing Supply, Inc. *	500	6,695
Bebe Stores, Inc.	500	3,335
Bechtle AG	338	5,365
Bed Bath & Beyond, Inc. * (a)	1,600	39,600
Belle International Holdings, Ltd., GDR	33,000	16,846
Bellway PLC	1,862	18,055
Benetton Group SpA	867	5,645
Berjaya Sports Toto BHD	3,400	4,273
Berkeley Group Holdings PLC *	1,331	16,924
Best Buy Company, Inc.	1,600	60,736

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Best Denki Company, Ltd.	500	$1,446
BetandWin.com Interactive Entertainment AG *	452	12,556
Big 5 Sporting Goods Corp.	1,000	5,870
Big C Supercenter PCL	7,200	8,425
Big Lots, Inc. *	700	14,546
Billabong International, Ltd.	2,879	17,007
BJ's Restaurants, Inc. *	900	12,519
BJ's Wholesale Club, Inc. * (a)	900	28,791
Blockbuster, Inc., Class A *	700	504
BlueLinx Holdings, Inc. *	300	783
BorgWarner, Inc. (a)	1,300	26,390
Bosch, Ltd. *	160	9,626
Bovis Homes Group PLC	816	4,895
Boyd Gaming Corp.	600	2,238
Bridgestone Corp.	2,200	31,902
Brightpoint, Inc. *	800	3,424
Brilliance China Automotive Holdings, Ltd. *	138,000	8,717
Brinker International, Inc.	600	9,060
Brisa Auto Estrada, SA (a)	3,925	27,212
British Airways PLC	11,122	22,393
Brookfield Homes Corp.	200	690
Brown Shoe, Inc.	800	3,000
Brunswick Corp.	600	2,070
BSH Ev Aletleri Sanayi ve Ticaret AS	470	6,147
BSS Group PLC	706	2,911
Buffalo Wild Wings, Inc. *	100	3,658
Bulgari SpA	1,321	5,809
Burberry Group PLC	5,900	23,796
Burger King Holdings, Inc.	600	13,770
C.P. Seven Eleven PCL	23,200	8,242
Cabela's, Inc. *	400	3,644
Cafe de Coral Holdings, Ltd.	2,000	3,925
California Pizza Kitchen, Inc. *	200	2,616
Callaway Golf Company (a)	1,000	7,180
Canadian Tire Corp., Ltd. *	1,200	41,688
Canon Electronics, Inc.	200	2,409
Canon Sales Company, Inc.	1,300	18,314
CarMax, Inc. * (a)	3,100	38,564
Carnival Corp.	3,900	84,240
Carnival PLC, ADR	2,100	47,628
Carphone Warehouse Group PLC	8,811	15,805
Carter's, Inc. *	600	11,286
Casey's General Stores, Inc.	600	15,996
Cash America International, Inc.	500	7,830
Cathay Pacific Airways, Ltd.	14,000	13,978
Cato Corp., Class A	400	7,312
Cavco Industries, Inc. *	100	2,360
Cawachi, Ltd.	500	7,691
CEC Entertainment, Inc. *	100	2,588
Centex Corp.	1,500	11,250
Central European Distribution Corp. *	300	3,228
Charles Voegele Holding AG *	176	5,094
Charlotte Russe Holding, Inc. *	200	1,630
Charming Shoppes, Inc. *	200	280
Cheng Shin Rubber Industry Company, Ltd.	11,000	10,695
Chico's FAS, Inc. *	2,500	13,425

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Children's Place Retail Stores, Inc. *	300	$6,567
China Airlines, Ltd. *	12,000	2,993
China Eastern Airlines Corp., Ltd. - Hong
Kong Exchange *	60,000	9,151
China Southern Airlines Company, Ltd. -
Hong Kong Exchange *	60,000	11,740
China Travel International Investment
Hong Kong, Ltd.	22,000	3,889
Chipotle Mexican Grill, Inc., Class A * (a)	300	19,914
Chipotle Mexican Grill, Inc. *	200	11,462
Chiyoda Company, Ltd.	200	2,817
Choice Hotels International, Inc.	900	23,238
Churchill Downs, Inc.	200	6,012
Cinemark Holdings, Inc.	1,400	13,146
Cintas Corp.	1,500	37,080
Circle K Sunkus Company, Ltd.	300	4,277
Citi Trends, Inc. *	100	2,289
Citizen Watch Company, Ltd.	3,300	13,542
CKE Restaurants, Inc.	1,300	10,920
Coach, Inc. *	1,100	18,370
Coldwater Creek, Inc. *	1,100	2,761
Collective Brands, Inc. *	800	7,792
Columbia Sportswear Company	400	11,968
Compagnie Financiere Richemont SA	5,980	93,369
Compagnie Generale des Etablissements
Michelin, Class B	1,587	58,821
Compagnie Plastic Omnium SA	375	3,057
Conn's, Inc. *	700	9,828
Consorcio ARA SA de CV	6,000	1,571
Continental Airlines, Inc., Class B *	2,200	19,382
Cooper Tire & Rubber Company	400	1,616
Copart, Inc. *	600	17,796
Core-Mark Holding Company, Inc. *	100	1,822
Corona Corp.	1,100	10,709
Corp. GEO SA de CV, Series B *	12,300	12,417
Costco Wholesale Corp.	1,900	88,008
Cracker Barrel Old Country Store, Inc. *	100	2,864
Crocs, Inc. *	400	476
Crown, Ltd.	5,195	23,061
Culture Convenience Club Company, Ltd.	1,100	7,584
CVS Caremark Corp.	7,349	202,024
D.R. Horton, Inc.	4,100	39,770
Daewoo International Corp.	288	5,214
Daewoo Motor Sales Corp. *	120	629
Daiei, Inc. *	2,350	7,272
Daihatsu Motor Company, Ltd.	1,000	7,904
Daikoku Denki Company, Ltd.	1,000	12,582
Daimler AG	4,300	109,822
Daiwa House Industry Company, Ltd.	6,000	48,758
Daphne International Holdings, Ltd.	34,000	7,367
Darden Restaurants, Inc.	800	27,408
David Jones, Ltd.	8,472	16,497
DCM Japan Holdings Company, Ltd.	1,400	7,177
De La Rue Plc Group	1,136	15,819
Debenhams PLC	18,950	13,018
Debica SA	320	3,251
Deckers Outdoor Corp. *	200	10,608

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Delta Air Lines, Inc. *	5,200	$29,276
Denso Corp.	2,000	40,431
Denway Motors, Ltd.	84,000	32,550
Desarrolladora Homex SA de CV *	1,000	2,217
Deutsche Lufthansa AG	3,783	40,984
Dick's Sporting Goods, Inc. *	900	12,843
Dillard's, Inc., Class A (a)	500	2,850
Diploma PLC	3,358	4,449
Dixons Group PLC	11,976	3,573
Dollar Tree, Inc. *	400	17,820
Domino's Pizza, Inc. *	300	1,965
Don Quijote Company, Ltd.	200	2,573
Dongfeng Motor Group Company, Ltd.	54,000	28,112
Dorel Industries, Inc., Class B	200	3,041
Douglas Holding AG	178	7,033
DRB-Hicom BHD	17,200	3,255
DreamWorks Animation SKG, Inc., Class A *	800	17,312
DSW, Inc., Class A *	200	1,858
DTS, Inc. *	100	2,406
Dufry Group AG	34	513
Eastern Platinum, Ltd. *	26,100	8,384
easyJet PLC *	3,769	15,081
EDION Corp.	500	1,247
EIH, Ltd.	4,519	7,686
Electrolux AB, Series B	4,076	31,901
ElringKlinger AG	874	8,684
Enterprise Inns PLC	1,488	1,445
Esprit Holdings, Ltd.	4,000	20,409
eSun Holdings, Ltd. *	74,000	9,026
Etam Developpement SA	178	1,672
Ethan Allen Interiors, Inc.	400	4,504
EVA Airways Corp. *	11,000	2,710
Exedy Corp.	200	2,557
Exide Technologies *	400	1,200
Family Dollar Stores, Inc.	900	30,033
FamilyMart Company, Ltd.	300	9,135
Far Eastern Department Stores Company, Ltd.	19,000	9,867
Far Eastern Textile, Ltd.	15,140	11,803
Fast Retailing Company, Ltd.	200	22,900
Fastenal Company	600	19,293
Faurecia SA *	294	3,128
FGX International Holdings, Ltd. *	700	8,134
Fiat SpA	2,846	19,929
Fielmann AG	67	4,114
Finish Line, Inc.	300	1,986
First Cash Financial Services, Inc. *	200	2,984
Fleetwood Corp., Ltd.	3,169	12,303
Foot Locker, Inc.	2,100	22,008
Ford Otomotiv Sanayi AS	3,179	8,687
Formosa Taffeta Company, Ltd.	23,000	12,345
Forzani Group, Ltd., Class A	200	1,586
Foschini, Ltd.	2,097	9,730
Fred's, Inc., Class A	1,300	14,664
Fuel Systems Solutions, Inc. *	100	1,348
Fuji Heavy Industries, Ltd.	7,000	23,298
Furniture Brands International, Inc.	300	441

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Futaba Industrial Company, Ltd.	400	$1,168
Galaxy Entertainment Group, Ltd. *	58,000	8,997
Game Group PLC	4,942	10,667
GameStop Corp., Class A *	800	22,416
Gaylord Entertainment Company *	300	2,499
Geely Automobile Holdings Company, Ltd.	100,000	8,627
General Motors Corp. (a)	600	1,164
Genesco, Inc. *	100	1,883
Genting BHD	5,700	5,754
Genuine Parts Company	500	14,930
Georg Fischer AG *	30	3,514
Geox SpA	1,356	8,461
Giant Manufacturing Company, Ltd.	4,000	8,245
Gigas K's Denki Corp.	900	12,097
G-III Apparel Group, Ltd. *	200	1,104
Gildan Activewear, Inc. *	1,000	8,138
Giordano International, Ltd.	8,000	1,513
Gitanjali Gems, Ltd.	2,304	2,050
GKN PLC	6,779	6,635
Golden Eagle Retail Group, Ltd. *	13,000	8,550
Goodyear Tire & Rubber Company *	600	3,756
Grafton Group PLC *	1,533	3,418
Great Canadian Gaming Corp. *	400	831
Group 1 Automotive, Inc.	200	2,794
Grupo Elektra SA de CV	260	8,631
GS Yuasa Corp.	2,000	9,934
GUD Holdings, Ltd.	1,786	7,761
Guess?, Inc.	900	18,972
Gunze, Ltd.	4,000	11,553
Gymboree Corp. *	700	14,945
H20 Retailing Corp.	1,000	5,766
Haldex AB	600	1,912
Halfords Group PLC	1,180	4,941
Hanesbrands, Inc. *	600	5,742
Hankook Tire Company, Ltd.	1,490	14,335
Hanwa Company, Ltd.	1,000	2,560
Hanwha Corp.	250	5,436
Harley-Davidson, Inc. (a)	1,600	21,424
Harman International Industries, Inc.	300	4,059
Harvey Norman Holding, Ltd.	9,162	16,361
Hasbro, Inc.	700	17,549
Haseko Corp.	7,000	3,303
Haverty Furniture Companies, Inc.	300	3,159
Hawaiian Holdings, Inc. *	400	1,492
Headlam Group PLC	474	1,561
Heiwa Corp.	1,200	10,619
Hennes & Mauritz AB, B shares	1,682	63,058
Herman Miller, Inc.	400	4,264
Hermes International SA	313	36,414
Hero Honda Motors, Ltd.	292	6,194
hhgregg, Inc. *	800	11,320
Hibbett Sports, Inc. *	400	7,688
Hino Motors, Ltd.	2,000	4,411
HIS Company, Ltd.	400	7,981
Hitachi High-Technologies Corp.	1,300	18,435
Hitachi Maxell, Ltd.	1,300	9,440

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
HMV Group PLC	2,045	$3,798
HNI Corp.	1,200	12,480
Home Depot, Inc.	5,904	139,098
Home Retail Group PLC	8,708	28,037
Honda Motor Company, Ltd.	5,000	119,029
Hongkong & Shanghai Hotels, Ltd.	12,000	7,557
Horipro, Inc.	1,100	9,986
Hot Topic, Inc. *	300	3,357
Hotai Motor Company, Ltd.	1,000	1,404
Hotel Properties, Ltd.	2,000	1,225
Hotel Shilla Company, Ltd.	1,010	12,396
Hovnanian Enterprises, Inc., Class A *	300	468
HSN, Inc. *	120	617
Hutchison Harbour Ring, Ltd.	108,000	8,212
Hyosung Corp.	445	21,079
Hyundai Department Store Company, Ltd.	281	14,659
Hyundai Development Company	786	19,328
Hyundai H & S Company, Ltd.	152	6,505
Hyundai Mobis	242	14,054
Hyundai Motor Company, Ltd.	955	38,644
Iconix Brand Group, Inc. *	700	6,195
IG Group Holdings PLC	2,931	7,356
Inaba Seisakusho Company, Ltd.	1,100	10,715
Inchcape PLC	2,797	3,032
Indian Hotels Company, Ltd.	11,922	9,245
Industria de Diseno Textil SA	695	27,083
Ingram Micro, Inc., Class A *	1,900	24,016
Insight Enterprises, Inc. *	400	1,224
Intercontinental Hotels Group PLC	3,400	25,670
Interface, Inc., Class A	300	897
International Game Technology	600	5,532
International Metal Service SA	542	7,454
International Speedway Corp., Class A	500	11,030
Interval Leisure Group, Inc. *	120	636
Intime Department Store Group Company, Ltd.	33,000	8,318
Isetan Mitsukoshi Holdings, Ltd.	4,400	34,051
Isuzu Motors, Ltd.	11,000	13,510
Itochu Corp.	8,000	39,472
Itochu Enex Company, Ltd.	1,500	7,939
Izumi Company, Ltd.	700	8,106
Izumiya Company, Ltd.	1,000	4,552
J Front Retailing Company, Ltd.	9,000	31,322
J.C. Penney Company, Inc.	2,000	40,140
J.D. Wetherspoon PLC	642	3,894
Jack in the Box, Inc. *	600	13,974
Jakks Pacific, Inc. *	200	2,470
Japan Airlines System Corp. *	5,000	10,147
Japan Pulp & Paper Company, Ltd.	1,000	2,824
Japan Wool Textile Company, Ltd.	1,000	5,805
Jardine Cycle and Carriage, Ltd.	1,000	7,807
JB Hi-Fi, Ltd.	1,522	12,219
JD Group, Ltd.	2,907	10,139
Jean Coutu Group, Inc.	2,500	15,050
Jelmoli Holding AG *	45	13,454
JetBlue Airways Corp. *	4,000	14,600
JFE Shoji Holdings, Inc.	3,000	8,042

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Jo-Ann Stores, Inc. *	400	$6,536
Johnson Controls, Inc.	2,700	32,400
Jollibee Foods Corp.	9,500	8,559
Jones Apparel Group, Inc.	600	2,532
Jos. A. Bank Clothiers, Inc. *	200	5,562
Juki Corp.	1,000	803
JVC KENWOOD Holdings, Ltd. *	21,900	7,847
Kanematsu Corp. *	9,000	7,219
Kanematsu Electronics, Ltd.	1,200	8,763
Kangwon Land, Inc.	1,510	15,095
Kanto Auto Works, Ltd.	900	8,692
KappAhl Holding AB	1,988	7,115
KB Home	1,200	15,816
Keihin Corp.	300	3,254
Keiyo Company, Ltd.	1,400	7,230
Kenda Rubber Industrial Company, Ltd. *	21,000	10,797
Kesa Electricals PLC	3,019	4,080
Kia Motors Corp. *	3,300	20,522
Kier Group PLC	213	2,700
Kimball International, Inc., Class B	200	1,312
Kingfisher PLC	39,382	84,416
Knoll, Inc.	200	1,226
Kohl's Corp. *	1,142	48,329
Kohnan Shoji Company, Ltd.	900	7,742
Koito Manufacturing Company, Ltd.	1,000	7,224
Kokuyo Company, Ltd.	500	3,689
Komatsu Seiren Company, Ltd.	3,000	12,261
Komeri Company, Ltd.	500	9,639
Korean Air Lines Company, Ltd. *	473	11,907
Koyo Seiko Company, Ltd.	3,600	25,443
K-Swiss, Inc., Class A	400	3,416
Kuoni Reisen Holding AG, Series B	39	9,447
Kuraray Company, Ltd.	5,500	47,223
Ladbrokes PLC	7,344	19,280
Lakes Gaming, Inc. *	1,600	3,280
Lan Airlines SA, SADR	900	7,524
Land & Houses PCL, Foreign Shares	110,400	9,325
Las Vegas Sands Corp. *	600	1,806
Lawson, Inc.	300	12,462
La-Z-Boy, Inc.	2,000	2,500
Lear Corp. *	400	300
Lennar Corp., Class A	2,400	18,024
Leon's Furniture, Ltd.	300	2,263
Lewis Group, Ltd.	2,595	11,688
LG Fashion Corp.	750	9,951
LG International Corp.	780	10,681
Li & Fung, Ltd.	8,000	18,837
Li Ning Company, Ltd.	2,500	4,135
Life Corp.	500	8,453
LIFE TIME FITNESS, Inc. *	400	5,024
Lifestyle International Holdings, Ltd.	11,500	9,178
Limited Brands, Inc.	3,400	29,580
Linamar Corp.	400	831
Liz Claiborne, Inc.	700	1,729
LKQ Corp. *	2,100	29,967
Lojas Americanas SA	1,300	3,189

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Lojas Renner SA	2,900	$17,814
Lotte Midopa Company, Ltd.	1,240	6,893
Lotte Shopping Company, Ltd.	140	19,500
Lottomatica SpA	751	12,346
Lowe's Companies, Inc.	7,500	136,875
Luby's Cafeterias, Inc. *	139	682
Lumber Liquidators, Inc. *	900	11,475
M.D.C. Holdings, Inc.	700	21,798
Macrovision Solutions Corp. *	1,400	24,906
Macy's, Inc.	4,300	38,270
Magna International, Inc.	1,800	47,884
Mahindra & Mahindra, Ltd.	2,299	17,462
Marcus Corp.	300	2,550
Marine Products Corp.	1,560	6,614
Marks & Spencer Group PLC	20,373	86,373
Marriott International, Inc., Class A	1,100	17,996
Marubeni Corp.	20,000	62,991
Maruei Department Store Company, Ltd.	4,000	6,852
Maruetsu, Inc. *	2,000	8,230
Marui Company, Ltd.	4,200	22,577
Maruti Udyog, Ltd.	587	9,044
Marvel Entertainment, Inc. *	300	7,965
Massmart Holdings, Ltd.	1,182	8,690
Matsushita Electric Industrial Company, Ltd.	8,000	88,310
Matsuya Company, Ltd.	500	7,744
Matsuya Foods Company, Ltd.	800	10,963
Mattel, Inc.	2,300	26,519
Mazda Motor Corp.	8,000	13,562
McDonald's Corp.	4,000	218,280
Medion AG	481	3,707
Meritage Homes Corp. *	400	4,568
Metro Holdings, Ltd.	10,000	1,746
MGM Mirage, Inc. * (a)	300	699
Millennium & Copthorne Hotels PLC	4,069	10,030
Mitsubishi Corp.	5,600	74,238
Mitsubishi Logistics Corp.	2,000	19,680
Mitsubishi Motors Corp. *	22,000	28,182
Mitsubishi Rayon Company, Ltd.	8,000	15,445
Mitsui & Company, Ltd.	300	60,711
Mitsui & Company, Ltd.	2,000	20,375
Mitsui-Soko Company, Ltd.	1,000	3,901
Mizuno Corp.	1,000	4,127
Mobile Mini, Inc. *	1,100	12,672
Modine Manufacturing Company	1,300	3,250
Mohawk Industries, Inc. *	700	20,909
Monarch Casino & Resort, Inc. *	200	1,032
MOS Food Services, Inc.	500	7,809
Mothercare PLC	561	3,116
Movado Group, Inc.	800	6,032
Mr. Price Group, Ltd.	4,426	11,325
MSC Industrial Direct Company, Inc., Class A	500	15,535
Mutow Company, Ltd.	2,100	9,961
MWI Veterinary Supply, Inc. *	100	2,848
N. Brown Group PLC	922	2,504
Nagase & Company, Ltd.	2,000	15,483
Namco Bandai Holdings, Inc.	3,000	30,115

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
NAN Kang Rubber Tire Company, Ltd.	8,000	$4,492
National Cinemedia, Inc.	700	9,226
National Presto Industries, Inc.	100	6,101
Navistar International Corp. *	800	26,768
New Clicks Holdings, Ltd.	5,454	8,611
New York & Company, Inc. *	200	710
Newell Rubbermaid, Inc.	2,700	17,226
Next Group PLC	2,653	50,344
NGK Spark Plug Company, Ltd.	3,000	25,537
NH Hoteles SA	348	924
NHK Spring Company, Ltd.	2,000	7,271
Nidec Sankyo Corp.	2,000	8,169
Nifco, Inc.	200	2,184
NIKE, Inc., Class B	1,300	60,957
Nintendo Company, Ltd.	400	117,013
Nippon Gas Company, Ltd.	600	8,343
Nishimatsuya Chain Company, Ltd.	1,200	8,565
Nissan Motor Company, Ltd.	14,000	50,601
Nissan Shatai Company, Ltd.	2,000	11,655
Nisshinbo Industries, Inc.	1,000	9,531
Nissin Kogyo Company, Ltd.	800	6,952
Nitori Company, Ltd.	100	5,597
Nitto Boseki Company, Ltd.	2,000	3,542
Nobia AB	4,653	10,732
NOK Corp.	1,700	14,643
Nokian Renkaat Oyj	422	4,946
Nordstrom, Inc. (a)	300	5,025
Noritake Company, Ltd.	1,000	2,757
Nu Skin Enterprises, Inc., Class A	700	7,343
NVR, Inc. *	100	42,775
Office Depot, Inc. *	2,800	3,668
OfficeMax, Inc.	1,600	4,992
Okuwa Company, Ltd.	1,000	14,074
Onward Kashiyama Company, Ltd.	1,000	6,620
OPAP SA	1,350	35,686
O'Reilly Automotive, Inc. *	900	31,509
Organizacion Soriana SA de CV *	15,400	24,679
Oriental Holdings BHD	7,300	8,703
Oriental Land Company, Ltd.	300	19,117
Oshkosh Corp.	900	6,066
Owens & Minor, Inc.	500	16,565
Oxford Industries, Inc.	100	617
P.F. Chang's China Bistro, Inc. * (a)	500	11,440
PACCAR, Inc.	1,156	29,779
Pacific Golf Group International Holdings KK *	17	7,582
Pacific Sunwear of California, Inc. *	400	664
Paddy Power PLC - London Exchange	155	2,427
Panera Bread Company, Class A *	200	11,180
Pantry, Inc. *	200	3,522
Papa John's International, Inc. *	500	11,435
Parco Company, Ltd.	1,300	8,928
Parkson Retail Group, Ltd.	7,500	7,608
Penn National Gaming, Inc. *	2,000	48,300
Penske Auto Group, Inc.	2,400	22,392
Perry Ellis International, Inc. *	200	692
Persimmon PLC	5,286	26,128

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
PetSmart, Inc.	1,000	$20,960
Phillips-Van Heusen Corp.	1,100	24,948
Pick'n Pay Stores, Ltd.	3,793	11,805
Pinnacle Entertainment, Inc. *	1,500	10,560
Pioneer Electronic Corp. *	1,000	1,332
Pirelli & Company SpA	26,189	6,112
Plascar Participacoes Industriais SA *	700	278
Polaris Industries, Inc.	300	6,432
Polo Ralph Lauren Corp., Class A	500	21,125
Pool Corp.	400	5,360
Ports Design, Ltd.	6,500	7,501
Pou Chen Corp.	33,099	18,243
PPR SA	893	57,250
Praktiker Bau- und Heimwerkermaerkte AG	439	2,301
President Chain Store Corp.	4,000	9,186
Press Kogyo Company, Ltd.	1,000	989
PriceSmart, Inc.	300	5,403
PSA Peugeot Citroen SA	2,471	46,730
Pulte Homes, Inc.	3,500	38,255
Puma AG	82	12,414
Punch Taverns PLC	842	705
Qantas Airways, Ltd.	15,156	18,313
Quiksilver, Inc. *	800	1,024
RadioShack Corp.	2,130	18,254
Rallye SA	627	11,276
Rational AG	93	7,400
RC2 Corp. *	100	527
Red Robin Gourmet Burgers, Inc. *	100	1,763
Redrow PLC *	1,082	2,167
Reece Australia, Ltd.	929	10,331
Regal Entertainment Group, Class A	2,100	28,161
Regis Corp.	300	4,335
Reitman's Canada, Ltd., Class A	1,200	10,279
Renault Regie Nationale SA	1,688	34,709
Resorts World BHD	11,400	6,694
Restaurant Group PLC	4,439	8,580
Retail Ventures, Inc. *	3,900	5,928
Riken Corp.	1,000	2,185
RONA, Inc. *	2,000	18,829
Ross Stores, Inc.	700	25,116
Rossi Residencial SA *	4,800	7,656
Round One Corp.	1,100	7,415
Royal Caribbean Cruises, Ltd. (a)	1,300	10,413
Rubis SA	129	7,479
Rush Enterprises, Inc., Class A *	200	1,784
Ryland Group, Inc.	300	4,998
Ryohin Keikaku Company, Ltd.	100	3,925
SA D'Ieteren Trading NV	28	3,999
SACI Falabella SA *	5,840	18,056
Saizeriya Company, Ltd.	700	7,114
Saks, Inc. * (a)	1,700	3,179
Sally Beauty Holdings, Inc. *	1,700	9,656
Samsung Corp.	1,205	34,972
San-Ai Oil Company, Ltd.	3,000	11,551
Sanden Corp.	1,000	1,632
Sanei-International Company, Ltd.	1,000	6,670

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
SANKYO Company, Ltd.	200	$8,741
Sanoh Industrial Company, Ltd.	2,200	8,682
Sanyang Industrial Company, Ltd.	42,000	9,702
Sanyo Shokai, Ltd.	1,000	3,187
SAS AB *	1,774	894
ScanSource, Inc. *	200	3,716
Schulthess Group AG	116	4,563
Scientific Games Corp., Class A *	1,200	14,532
Sears Holdings Corp. * (a)	1,200	54,852
SEB SA	155	4,196
SEGA SAMMY HOLDINGS, Inc.	1,100	9,757
Seiko Corp.	1,000	1,951
Sekisui Chemical Company, Ltd.	6,000	29,969
Sekisui House, Ltd.	4,000	30,622
Seven & I Holdings Company, Ltd.	2,600	57,400
Shangri-La Asia, Ltd.	16,000	18,212
Shibusawa Warehouse Company, Ltd.	1,000	4,710
Shimachu Company, Ltd.	700	11,872
Shimamura Company, Ltd.	200	10,709
Shimano, Inc.	300	9,133
Shinsegae Company, Ltd.	67	21,043
Shochiku Company, Ltd.	1,000	6,756
Shoe Carnival, Inc. *	300	3,105
Shoppers Drug Mart Corp.	900	30,937
Siam Makro PCL	4,100	7,746
Signet Jewelers, Ltd.	576	6,595
Sinanen Company, Ltd.	2,000	8,642
Singapore Airlines, Ltd.	4,000	26,380
SK Networks Company, Ltd.	610	3,504
Skechers U.S.A., Inc., Class A *	400	2,668
Sky City Entertainment Group, Ltd.	7,131	11,436
Skyline Corp.	100	1,901
SkyWest, Inc.	1,200	14,928
Snai SpA *	3,284	9,589
Sodexho Alliance	574	26,146
Sojitz Holdings Corp.	16,900	20,316
Sol Melia SA	373	1,056
Sonae, SGPS SA	19,562	13,269
Sonic Corp. *	600	6,012
Sony Corp.	3,100	63,953
Sorin SpA *	13,166	8,924
Sotoh Company, Ltd.	1,000	11,273
Southwest Airlines Company	8,400	53,172
Speedway Motorsports, Inc.	700	8,274
Sport Supply Group, Inc.	900	5,148
Sports Direct International PLC	7,101	5,940
Stamford Land Corp., Ltd.	31,000	4,700
Standard Pacific Corp. *	2,300	2,024
Staples, Inc.	2,489	45,076
Starbucks Corp. *	3,100	34,441
Starwood Hotels & Resorts Worldwide, Inc.	600	7,620
Steelcase, Inc. Class A	500	2,505
Steinhoff International Holdings, Ltd. *	15,166	16,151
Steinway Musical Instruments, Inc. *	100	1,197
Stella International Holdings, Ltd.	8,000	8,450
Steven Madden, Ltd. *	100	1,878

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Stockmann Oyj Abp, Series B	271	$3,735
Sugi Pharmacy Company, Ltd.	400	7,366
Sumitomo Corp.	6,100	53,006
Sumitomo Rubber Industries, Inc.	2,700	18,100
Sumitomo Warehouse Company, Ltd.	1,000	3,897
Sun International, Ltd.	1,358	10,301
Sundrug Company, Ltd.	400	6,110
Superior Industries International, Inc.	900	10,665
Susser Holdings Corp. *	200	2,688
Suzuki Motor Corp.	2,000	33,639
Swatch Group AG, BR shares	387	46,676
Swatch Group AG	712	17,395
Systemax, Inc. *	200	2,584
TABCORP Holdings, Ltd.	7,041	31,800
Tainan Spinning Company, Ltd.	44,000	9,393
Taiwan Tea Corp. *	25,000	9,936
Takamatsu Corp.	500	7,046
Takashimaya Company, Ltd.	5,000	28,976
Talbots, Inc.	200	702
Tan Chong Motor Holdings BHD	22,600	7,634
Target Corp.	3,400	116,926
Tata Motors, Ltd., SADR (a)	2,700	13,311
Tattersall's, Ltd.	13,954	26,857
Taylor Woodrow PLC	3,324	984
Tech Data Corp. *	900	19,602
Teco Electric & Machinery Company, Ltd.	26,000	8,455
Teijin, Ltd.	15,000	32,774
Tempur-Pedic International, Inc.	800	5,840
Tenneco, Inc. *	300	489
Texas Roadhouse, Inc., Class A *	400	3,812
Texwinca Holdings, Ltd.	18,000	9,245
The Buckle, Inc.	150	4,789
The Cheesecake Factory, Inc. *	1,400	16,030
The Dress Barn, Inc. *	1,600	19,664
The Gap, Inc.	3,028	39,334
The Men's Wearhouse, Inc.	300	4,542
The Steak & Shake Company *	1,700	12,869
The Toro Company	300	7,254
The Wet Seal, Inc., Class A *	400	1,344
The Yokohama Rubber Company, Ltd.	2,000	8,415
Thomas Cook Group PLC	7,851	27,035
Thor Industries, Inc.	700	10,934
Tiffany & Company	900	19,404
Tim Hortons, Inc.	1,000	25,706
Timberland Company, Class A *	800	9,552
Titan International, Inc.	125	629
TiVo, Inc. *	600	4,224
TJX Companies, Inc.	1,565	40,127
Tod's SpA	254	10,828
Toei Company, Ltd.	3,000	13,075
Toho Company, Ltd.	500	7,021
Tokai Rika Company, Ltd.	400	4,028
Tokyo Dome Corp.	1,000	2,761
Tokyo Style Company, Ltd.	1,000	6,869
Toll Brothers, Inc. *	1,800	32,688
Tomen Electronics Corp.	900	9,263

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Tomy Company, Ltd.	1,700	$6,613
Tong Yang Industry Company, Ltd.	15,000	8,288
Topre Corp.	1,100	7,759
Toray Industries, Inc.	5,000	20,158
Toto, Ltd.	4,000	20,215
Toyobo Company, Ltd.	10,000	12,935
Toyoda Gosei Company, Ltd.	1,000	15,311
Toyota Auto Body Company, Ltd.	600	8,799
Toyota Boshoku Corp.	1,300	13,551
Toyota Motor Corp. (a)	6,800	430,440
Toyota Tsusho Corp.	2,400	23,453
Tractor Supply Company *	400	14,424
True Religion Apparel, Inc. *	100	1,181
Truworths International, Ltd.	3,324	11,276
TRW Automotive Holdings Corp. *	600	1,932
Tsuruha Holdings, Inc. *	300	7,660
TUI AG	2,754	14,685
TUI Travel PLC	8,129	26,676
UAL Corp. *	2,800	12,544
UMW Holdings BHD	2,700	3,891
Under Armour, Inc., Class A *	200	3,286
Unifi, Inc. *	500	320
Unifirst Corp.	200	5,568
Unimat Life Corp.	1,100	9,305
Uni-Select, Inc.	200	4,007
United Stationers, Inc. *	300	8,424
Universal Electronics, Inc. *	100	1,810
UNY Company, Ltd.	3,000	23,787
Urban Outfitters, Inc. *	600	9,822
Urbi Desarrollos Urbanos SA de CV *	6,600	5,796
US Airways Group, Inc. *	1,300	3,289
USS Company, Ltd.	360	15,787
Vail Resorts, Inc. *	700	14,301
Valeo SA	771	11,272
Valora Holding AG	66	8,408
VF Corp.	1,000	57,110
Virgin Blue Holdings, Ltd. *	7,677	1,357
Volcom, Inc. *	700	6,790
Volkswagen AG	150	46,063
W.W. Grainger, Inc.	300	21,054
Wabash National Corp.	200	246
WABCO Holdings, Inc.	300	3,693
Wacoal Corp.	1,000	11,648
Walgreen Company	3,720	96,571
Wal-Mart de Mexico SA de CV, Series V	11,400	26,615
Wal-Mart Stores, Inc.	15,459	805,414
Warehouse Group, Ltd.	3,858	7,880
Warnaco Group, Inc. *	500	12,000
Warner Music Group Corp. *	500	1,175
Watami Company, Ltd.	400	8,183
Watsco, Inc.	300	10,209
Weichai Power Company, Ltd.	5,000	10,851
Wendy's/Arby's Group, Inc.	1,700	8,551
Wesco International, Inc. *	800	14,496
WH Smith PLC	730	3,716
Whirlpool Corp.	800	23,672

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Whitbread PLC	2,269	$25,625
William Hill PLC	4,462	10,879
Williams-Sonoma, Inc.	1,500	15,120
Wincanton PLC	620	1,456
Winnebago Industries, Inc.	400	2,124
WMS Industries, Inc. *	500	10,455
Wolverine World Wide, Inc.	659	10,267
Woolworths Holdings, Ltd.	12,952	15,583
World Fuel Services Corp.	300	9,489
Wyndham Worldwide Corp.	800	3,360
Wynn Resorts, Ltd. * (a)	300	5,991
Xebio Company, Ltd.	500	7,345
Xinyi Glass Holdings Company, Ltd.	24,000	10,620
Yamada Denki Company, Ltd.	300	11,839
Yamaha Corp.	1,700	16,723
Yamaha Motor Company, Ltd.	2,600	23,327
Yasuda Warehouse Company, Ltd.	1,300	9,927
Yonex Company, Ltd.	1,600	10,745
Yorozu Corp.	1,100	9,232
Yoshimoto Kogyo Company, Ltd.	700	6,420
Yoshinoya D&C Company, Ltd.	10	10,992
Youngone Corp.	2,410	15,168
Yuasa Trading Company, Ltd.	8,000	7,798
Yue Yuen Industrial Holdings, Ltd.	4,000	9,146
Yulon Motor Company, Ltd.	11,000	5,996
Yum! Brands, Inc.	2,000	54,960
Zale Corp. *	300	585
Zumiez, Inc. *	300	2,910

		12,411,691

Consumer, Non-cyclical - 12.33%
A.G. Barr PLC	489	8,717
AarhusKarlshamn AB	600	7,431
Aaron Rents, Inc.	900	23,994
Abaxis, Inc. *	500	8,620
ABB Grain, Ltd.	2,973	12,390
Abbott Laboratories	6,044	288,299
Abertis Infraestructuras SA	2,511	39,244
Abiomed, Inc. *	200	980
ABM Industries, Inc.	800	13,120
Accenture, Ltd., Class A	2,300	63,227
Accuray, Inc. *	300	1,509
Acorda Therapeutics, Inc. *	100	1,981
Actelion, Ltd. *	748	34,136
Adcock Ingram Holdings, Ltd. *	524	1,989
Adecco SA	1,582	49,438
Aderans Company, Ltd.	200	1,456
Administaff, Inc.	500	10,565
Affymax, Inc. *	500	8,055
Aggreko PLC	2,431	17,118
Air Methods Corp. *	100	1,691
Ajinomoto Company, Inc.	5,000	35,446
Alapis Holding Industrial & Commercial SA	9,369	6,602
Alberto-Culver Company	800	18,088
Alexion Pharmaceuticals, Inc. *	300	11,298
Alfresa Holdings Corp.	200	7,329
Alico, Inc.	100	2,400

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Align Technology, Inc. *	1,300	$10,309
ALK-Abello A/S	190	9,934
Alkermes, Inc. *	1,600	19,408
Allergan, Inc.	1,100	52,536
Alliance Data Systems Corp. * (a)	500	18,475
Alliance Imaging, Inc. *	200	1,360
Alliance One International, Inc. *	500	1,920
Allos Therapeutics, Inc. *	300	1,854
Almost Family, Inc. *	100	1,909
Alnylam Pharmaceuticals, Inc. *	300	5,712
Altria Group, Inc.	7,664	122,777
AMAG Pharmaceuticals, Inc. *	300	11,031
Amedisys, Inc. *	200	5,498
American Banknote SA	200	879
American Dental Partners, Inc. *	200	1,324
American Medical Systems Holdings, Inc. *	400	4,460
AMERIGROUP Corp. *	700	19,278
AmerisourceBergen Corp.	1,200	39,192
Amgen, Inc. *	4,128	204,419
AMN Healthcare Services, Inc. *	400	2,040
Amorepacific Corp.	25	11,072
AmSurg Corp. *	900	14,265
Amvig Holdings, Ltd.	4,000	2,250
Amylin Pharmaceuticals, Inc. *	300	3,525
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	6,526
Andersons, Inc.	100	1,414
AngioDynamics, Inc. *	200	2,248
Anhanguera Educacional Participacoes SA	1,600	7,932
Anheuser-Busch InBev NV	1,716	47,250
Antisoma PLC *	21,437	8,154
Apollo Group, Inc., Class A *	600	46,998
Apollo Hospitals Enterprise, Ltd.	1,123	8,810
Arbitron, Inc.	200	3,002
Archer-Daniels-Midland Company	2,912	80,895
Arena Pharmaceuticals, Inc. *	600	1,806
Ariake Japan Company, Ltd.	500	6,649
Arqule, Inc. *	600	2,484
ArthroCare Corp. *	59	289
Aryzta AG *	1,127	26,914
Asahi Breweries, Ltd.	1,900	22,789
Asia Food & Properties, Ltd. *	9,000	888
Aspen Pharmacare Holdings, Ltd. *	2,184	10,524
Assisted Living Concepts, Inc. *	360	4,882
Associated British Foods PLC	4,201	38,561
Assura Group, Ltd. *	5,036	1,691
Astellas Pharmaceuticals, Inc.	1,600	49,514
Astra Agro Lestari Tbk PT	2,000	2,449
Astral Foods, Ltd.	940	9,097
AstraZeneca PLC, SADR	5,400	191,430
athenahealth, Inc. *	300	7,233
Atria PLC	525	4,559
Atrium Innovations, Inc. *	1,100	10,513
Autostrade SpA	1,284	19,379
Auxilium Pharmaceuticals, Inc. *	500	13,860
Avery Dennison Corp.	700	15,638
Avon Products, Inc.	1,200	23,076

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
AWB, Ltd.	3,762	$3,222
Axfood AB	100	1,834
B&G Foods, Inc.	300	1,560
Babcock International Group PLC	2,859	17,588
Bachem Holding AG	128	6,971
Balrampur Chini Mills, Ltd.	5,350	5,582
Bangkok Expressway PCL	19,700	8,888
Bankrate, Inc. *	400	9,980
Bare Escentuals, Inc. *	600	2,460
Barrett Business Services, Inc.	1,000	9,620
Barry Callebaut AG *	35	15,987
Bavarian Nordic A/S *	150	3,074
Baxter International, Inc.	2,300	117,806
Beckman Coulter, Inc.	500	25,505
Becton, Dickinson & Company	800	53,792
Beiersdorf AG	429	19,214
Benesse Corp.	400	14,734
BIM Birlesik Magazalar AS	359	7,615
Binggrae Company, Ltd.	340	10,350
Bio Reference Labs, Inc. *	100	2,091
Biocon, Ltd.	2,885	8,393
BioMarin Pharmaceutical, Inc. *	1,300	16,055
BioMerieux SA	179	13,971
Biotest AG	188	7,274
Biovail Corp.	1,900	20,661
Blue Nile, Inc. *	100	3,015
Blyth, Inc.	50	1,306
Bonduelle SCA	114	7,894
Bongrain SA	43	2,057
Boston Beer Company, Inc. *	100	2,086
Boston Scientific Corp. *	8,616	68,497
Bowne & Company, Inc.	202	648
Brambles, Ltd.	4,885	16,296
Bristol-Myers Squibb Company	7,375	161,660
British American Tobacco Malaysia BHD	800	9,991
British American Tobacco PLC	963	22,246
British American Tobacco PLC	3,100	142,600
Britvic PLC	1,286	4,164
Brookdale Senior Living, Inc. (a)	700	3,535
Brown Forman Corp., Class B	450	17,473
Bruker BioSciences Corp. *	1,000	6,160
Brunel International NV	442	5,567
BTG PLC *	3,898	6,911
Bunge, Ltd.	1,300	73,645
Bunzl PLC	2,935	22,987
Bureau Veritas SA	269	10,179
C&C Group PLC - London Exchange	1,082	1,895
C.R. Bard, Inc.	400	31,888
Cadbury PLC, SADR	2,100	63,630
Cadence Pharmaceuticals, Inc. *	200	1,876
Cal-Maine Foods, Inc.	200	4,478
Campbell Soup Company	1,244	34,036
Campofrio Alimentacion SA	807	7,983
Canada Bread Company, Ltd.	100	2,776
Cangene Corp. *	400	1,602
Cantel Medical Corp. *	200	2,574

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Capella Education Company *	100	$5,300
Capita Group PLC	5,366	52,189
Cardiac Science Corp. *	1,200	3,612
Cardinal Health, Inc.	1,865	58,710
Cardiome Pharma Corp. *	300	926
Care UK PLC	1,901	6,900
Career Education Corp. *	1,200	28,752
Carlsberg AS, B Shares	702	28,827
Carrefour SA	2,606	101,660
Casino Guich-Perrachon SA	502	32,664
Catalyst Health Solutions, Inc. *	800	15,856
CBIZ, Inc. *	1,600	11,152
CDI Corp.	200	1,944
Celera Corp. *	2,300	17,549
Celesio AG	1,304	24,007
Celgene Corp. *	1,900	84,360
Centene Corp. *	400	7,208
Central Garden & Pet Company, Class A *	500	3,760
Central Garden & Pet Company *	400	3,044
Cephalon, Inc. *	300	20,430
Cepheid, Inc. * (a)	200	1,380
Cermaq ASA	1,000	4,493
Chaoda Modern Agriculture Holdings, Ltd.	28,480	16,937
Charles River Laboratories International, Inc. *	800	21,768
Charoen Pokphand Foods PCL	84,800	7,747
Chattem, Inc. *	100	5,605
Chemed Corp.	200	7,780
China Agri-Industries Holdings, Ltd. *	24,000	11,425
China Green Holdings, Ltd.	3,000	1,769
China Mengniu Dairy Company, Ltd.	11,000	15,309
China Pharmaceutical Group, Ltd.	22,000	8,795
China Yurun Food Group, Ltd	10,000	12,774
Chiquita Brands International, Inc. *	500	3,315
Christian Dior SA	478	26,183
Chugai Pharmaceutical Company, Ltd.	900	15,332
Church & Dwight, Inc.	400	20,892
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	400	10,832
Cia Cervecerias Unidas SA, ADR	500	14,050
Cia de Concessoes Rodoviarias, ADR	500	4,494
Cintra Concesiones de Infraestructuras de
Transporte SA	2,613	11,689
Cipla, Ltd.	3,066	13,332
CJ CheilJedang Corp.	45	4,733
CJ Corp.	119	3,315
Clorox Company	700	36,036
Coca Cola Hellenic Bottling Company SA	2,500	35,475
Coca-Cola Amatil, Ltd.	2,844	17,139
Coca-Cola Central Japan Company, Ltd.	600	7,988
Coca-Cola Enterprises, Inc.	2,000	26,380
Coca-Cola Femsa SAB de CV, SADR	300	10,218
Coca-Cola West Japan Company, Ltd.	900	14,399
Cochlear, Ltd.	467	16,285
COFCO International, Ltd.	6,000	2,331
Coinstar, Inc. *	200	6,552
Colgate-Palmolive Company	1,828	107,815
Coloplast AS	150	9,219

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Colruyt SA	79	$18,117
Community Health Systems, Inc. *	1,200	18,408
Compass Diversified Trust	400	3,568
Compass Group PLC	9,344	42,732
ConAgra Foods, Inc.	3,100	52,297
Conceptus, Inc. *	200	2,350
CONMED Corp. *	900	12,969
Connaught PLC	406	1,761
ConnectEast Group	33,405	9,419
Consolidated Graphics, Inc. *	100	1,272
Constellation Brands, Inc., Class A *	2,401	28,572
Continucare Corp. *	4,300	8,170
Convergys Corp. *	700	5,656
Copeinca ASA *	1,400	2,810
Corinthian Colleges, Inc. * (a)	900	17,505
Corn Products International, Inc.	1,100	23,320
Cornell Corrections, Inc. *	400	6,548
Corporate Executive Board Company	200	2,900
Corrections Corp. of America *	2,200	28,182
CorVel Corp. *	100	2,022
Cosan SA Industria e Comercio *	2,300	9,558
Cosco Pacific, Ltd.	6,000	5,901
CoStar Group, Inc. *	300	9,075
Covance, Inc. *	100	3,563
Coventry Health Care, Inc. *	1,700	21,998
Covidien, Ltd.	116	3,856
CRA International, Inc. *	100	1,888
Cramo Oyj, Series B	941	6,317
Cranswick PLC	1,171	9,724
Crucell NV *	396	7,849
Cryolife, Inc. *	300	1,554
CSL, Ltd.	2,329	52,627
Cubist Pharmaceuticals, Inc. *	900	14,724
Cutera, Inc. *	900	5,751
CV Therapeutics, Inc. *	800	15,904
Cyberonics, Inc. *	200	2,654
Cynosure, Inc. *	500	3,045
Cypress Biosciences, Inc. *	2,000	14,220
Cytori Therapeutics, Inc. * (a)	1,700	2,924
Dai Nippon Printing Company, Ltd.	7,000	64,514
Daiichi Sankyo Company, Ltd.	2,100	35,307
Dainippon Sumitomo Pharma Company, Ltd.	1,000	8,347
Dairy Crest Group PLC	1,305	4,923
Daiseki Company, Ltd.	500	8,556
Dalian Port PDA Company, Ltd.	30,000	9,713
Danisco AS	624	18,699
Davide Campari Milano SpA	2,189	13,891
Davis Service Group PLC	980	3,676
DaVita, Inc. *	700	30,765
Dean Foods Company *	1,200	21,696
Del Monte Foods Company	3,600	26,244
Delhaize Group	1,200	77,760
Deluxe Corp.	200	1,926
Dendreon Corp. *	300	1,260
DENTSPLY International, Inc.	700	18,795
Det Ostasiatiske Kompagni AS	298	8,434

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
DeVry, Inc.	400	$19,272
Diageo PLC, SADR	2,300	102,925
Diagnostic & Therapeutic Center of Athens
Hygeia SA	1,997	4,559
Diagnosticos da America SA *	200	2,138
Diamond Foods, Inc.	100	2,793
Dollar Financial Corp. *	100	952
Dong-A Pharmaceutical Company, Ltd.	162	10,362
Dr Pepper Snapple Group, Inc. *	3,200	54,112
Dr. Reddy's Laboratories, Ltd., ADR	1,500	14,175
Dun & Bradstreet Corp.	200	15,400
Durect Corp. *	600	1,338
Duskin Company, Ltd. *	1,100	17,490
Dyax Corp. *	600	1,506
Dydo Drinco, Inc.	100	2,560
DynCorp International, Inc. *	500	6,665
Ebro Puleva SA	1,329	15,599
Edwards Lifesciences Corp. *	600	36,378
Egis Gyogyszergyar Nyrt.	119	5,860
Eisai Company, Ltd.	900	26,491
Elan Corp. PLC, SADR *	6,800	45,152
Electro Rent Corp.	200	1,928
Elekta AB, Series B	400	4,020
Elizabeth Arden, Inc. *	200	1,166
Embotelladoras Arca SA de CV	7,900	13,764
Emergency Medical Services Corp., Class A *	100	3,139
Emergent Biosolutions, Inc. *	200	2,702
Emeritus Corp. *	200	1,312
Empire Company, Ltd.	400	16,815
Endo Pharmaceutical Holdings, Inc. *	1,000	17,680
Ennis Business Forms, Inc.	200	1,772
Enzo Biochem, Inc. *	200	804
Equifax, Inc.	900	22,005
Essilor International SA	1,056	40,801
Estee Lauder Companies, Inc., Class A	400	9,860
Euronet Worldwide, Inc. *	330	4,310
EV3, Inc. *	2,300	16,330
Evotec AG *	5,636	5,653
Exactech, Inc. *	100	1,149
Exelixis, Inc. *	900	4,140
Exlservice Holdings, Inc. *	1,000	8,620
Experian Group, Ltd.	13,255	82,883
Exponent, Inc. *	100	2,533
Express Scripts, Inc. *	1,000	46,170
Ezaki Glico Company, Ltd.	1,000	10,010
Facet Biotech Corp. *	260	2,470
FAES FARMA SA	465	1,655
Fancl Corp.	800	9,066
Farmer Brothers Company	600	10,680
Financiere Marc de Lacharriere SA (Fimalac)	316	10,757
FirstService Corp. *	200	1,645
Fisher & Paykel Healthcare Corp.	1,630	2,937
Flowers Foods, Inc.	700	16,436
Fomento Economico Mexicano SA de CV,
SADR	900	22,689
Forest Laboratories, Inc. *	1,500	32,940
Forrester Research, Inc. *	300	6,168

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Forth Ports PLC	298	$3,881
Fortune Brands, Inc.	1,800	44,190
Fossil, Inc. *	800	12,560
Foster's Group, Ltd.	7,317	25,733
Fraser & Neave Holdings BHD *	3,800	8,605
Fraser and Neave, Ltd.	16,000	26,654
Fresenius AG	201	7,609
Fresenius Medical Care AG & Co KGaA	1,000	38,700
Fresenius SE	394	18,024
Fresh Del Monte Produce, Inc. *	900	14,778
FTI Consulting, Inc. *	500	24,740
Fuji Oil Company, Ltd.	400	4,301
Fujicco Company, Ltd.	1,000	11,512
Galenica Holding AG	30	8,659
Garda World Security Corp. *	200	251
Gartner Group, Inc., Class A *	2,000	22,020
Gedeon Richter Rt.	161	17,585
General Mills, Inc.	1,500	74,820
Genmab A/S *	380	14,398
Genomic Health, Inc. *	500	12,190
Genoptix, Inc. *	300	8,184
Gen-Probe, Inc. *	500	22,790
Gentiva Health Services, Inc. *	400	6,080
Genus PLC	1,065	8,108
Genzyme Corp. *	1,100	65,329
George Weston, Ltd.	800	37,119
Geron Corp. *	2,400	10,728
Getinge AB, Series B	1,295	12,542
GFK AG	422	9,960
Gilead Sciences, Inc. *	3,400	157,488
GL Events SA	488	7,772
GlaxoSmithkline Pharmaceuticals, Ltd.	424	9,121
GlaxoSmithKline PLC, ADR	10,000	310,700
Glenmark Pharmaceuticals, Ltd. *	334	1,039
Global Bio-Chem Technology
Group Company, Ltd.	10,000	1,290
Global Cash Access, Inc. *	400	1,528
Global Payments, Inc.	600	20,046
Goodman Fielder, Ltd.	16,011	11,603
GrainCorp., Ltd. *	308	1,372
Great Lakes Dredge & Dock Company	1,600	4,816
Great Wall Enterprise Company, Ltd.	11,000	8,388
Green Mountain Coffee Roasters, Inc. *	100	4,800
Greencore Group PLC, London	532	502
Greene King PLC	908	6,368
Greggs PLC	35	1,727
Grifols SA	1,547	22,281
Group 4 Securicor PLC	15,680	43,569
Groupe DANONE	1,548	75,331
Groupe Steria SA	713	10,061
Gruma SA de CV, SADR *	200	294
Grupo Bimbo SA de CV	4,400	16,463
Grupo Continential SA de CV	8,200	13,251
Grupo Modelo SA	2,000	6,057
GTx, Inc. * (a)	600	6,348
Guinness Anchor BHD	5,500	8,450

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Guyenne & Gascogne SA	102	$7,591
H & R Block, Inc.	1,200	21,828
H&E Equipment Services, Inc. *	300	1,965
H. Lundbeck AS	845	14,417
H.J. Heinz Company	1,300	42,978
Haemonetics Corp. *	200	11,016
Hain Celestial Group, Inc. *	600	8,544
Hakon Invest AB	916	7,659
Halozyme Therapeutics, Inc. *	300	1,638
Hanger Orthopedic Group, Inc. *	700	9,275
Hanmi Pharm Company, Ltd.	22	2,394
Hansen Natural Corp. *	500	18,000
Harashin Narus Holdings Company, Ltd.	1,000	9,400
Harvard Bioscience, Inc. *	2,300	6,854
Hays PLC	14,281	14,902
Health Management Associates, Inc., Class A *	400	1,032
Health Net, Inc. *	1,800	26,064
Healthcare Services Group, Inc.	200	2,994
Healthscope, Ltd.	4,837	13,780
Healthsouth Corp. * (a)	800	7,104
Healthspring, Inc. *	600	5,022
Healthways, Inc. *	1,000	8,770
Heartland Payment Systems, Inc.	100	661
Heidrick & Struggles International, Inc.	100	1,774
Heineken Holding NV	785	19,030
Heineken NV	2,338	66,416
Helen of Troy, Ltd. *	200	2,750
Hengan International Group Company, Ltd.,
GDR	3,000	12,068
Henkel AG & Company KGaA	916	23,107
Henry Schein, Inc. *	600	24,006
Hershey Company	800	27,800
Hertz Global Holdings, Inc. *	4,700	18,471
Hewitt Associates, Inc., Class A *	500	14,880
Hikma Pharmaceuticals PLC	623	3,222
Hill International, Inc. *	200	608
Hill-Rom Holdings, Inc.	900	8,901
Hindustan Unilever, Ltd.	1,743	8,105
Hisamitsu Pharmaceutical Company, Inc.	300	9,269
Hite Brewery Company, Ltd.	40	3,979
Hite Holdings Company, Ltd.	51	1,014
Hi-Tech Pharmacal Company, Inc. *	200	1,140
HMS Holdings Corp. *	400	13,160
Hogy Medical Company, Ltd.	100	5,453
Hologic, Inc. *	3,300	43,197
Homeserve PLC	668	11,204
Hopewell Highway Infrastructure, Ltd.	600	335
Hormel Foods Corp.	800	25,368
Hospira, Inc. *	700	21,602
House Food Corp.	1,100	15,339
Hudson Highland Group, Inc. *	200	222
Human Genome Sciences, Inc. *	600	498
Huron Consulting Group, Inc. *	200	8,486
Husqvarna AB, B Shares	5,048	20,392
Husqvarna AB *	2,524	10,134
IBT Education, Ltd.	6,701	10,674

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
ICF International, Inc. *	200	$4,594
ICU Medical, Inc. *	400	12,848
Idenix Pharmaceuticals, Inc. *	400	1,232
IDEXX Laboratories, Inc. *	700	24,206
IDS Scheer AG	755	6,986
I-Flow Corp. *	500	1,825
Illovo Sugar, Ltd.	1,419	4,276
Illumina, Inc. *	400	14,896
Immucor, Inc. *	600	15,090
Immunogen, Inc. *	500	3,550
Imperial Tobacco Group PLC	800	35,920
Imperial Tobacco Group PLC	4,540	101,961
Inageya Company, Ltd.	1,000	9,294
Incyte Corp. *	1,000	2,340
Indofood Agri Resources, Ltd. *	8,000	3,144
Indofood Sukses Makmur Tbk PT	31,000	2,529
Informatica Corp. *	700	9,282
Ingles Markets, Inc.	100	1,493
Integra LifeSciences Holdings Corp. *	300	7,419
Interactive Data Corp.	1,320	32,815
Intercell AG *	213	6,559
Intermediate Parfums, Inc.	200	1,166
Intermune, Inc. *	600	9,864
Internet Brands, Inc., Class A *	1,400	8,218
Intersections, Inc. *	1,300	6,929
Interserve PLC	664	1,769
Intertek Group PLC	1,429	18,122
Intuitive Surgical, Inc. * (a)	200	19,072
Invacare Corp.	200	3,206
Inverness Medical Innovations, Inc. *	1,400	37,282
IOI Corp. BHD	11,500	12,006
Ipsen SA	190	7,315
Iron Mountain, Inc. *	1,175	26,050
Isis Pharmaceuticals, Inc. *	1,100	16,511
ITC, Ltd.	2,079	7,599
ITO EN, Ltd.	400	4,911
Itoham Foods, Inc.	4,000	11,568
ITT Educational Services, Inc. *	200	24,284
J & J Snack Foods Corp.	190	6,572
J Sainsbury PLC	13,351	59,843
J.M. Smucker Company	600	22,362
Jackson Hewitt Tax Service, Inc.	100	522
Japan Tobacco, Inc.	12	32,078
Jarden Corp. *	1,700	21,539
JBS SA	7,100	16,069
Jeronimo Martins, SGPS SA	3,509	17,276
Jiangsu Expressway, Ltd.	20,000	13,587
Johnson & Johnson	10,859	571,183
J-Oil Mills, Inc.	3,000	8,006
Kagome Company, Ltd.	400	5,787
Kaken Pharmaceutical Company, Ltd.	1,000	8,430
Kalbe Farma Tbk PT	147,000	7,918
Kameda Seika Company, Ltd.	600	8,042
Kamigumi Company, Ltd.	4,000	26,629
Kao Corp.	2,000	39,025
Kellogg Company	1,428	52,308

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Kelly Services, Inc., Class A	300	$2,415
Kendle International, Inc. *	100	2,096
Kenexa Corp. *	100	539
Kensey Nash Corp. *	100	2,127
Kerry Group PLC	2,210	45,087
Kesko Oyj	1,054	21,866
Kforce, Inc. *	400	2,812
Kikkoman Corp.	2,000	16,866
Kimberly-Clark Corp.	1,800	82,998
Kindred Healthcare, Inc. *	100	1,495
Kinetic Concepts, Inc. *	700	14,784
King Pharmaceuticals, Inc. *	5,000	35,350
Kirin Brewery Company, Ltd.	3,000	32,049
Kissei Pharmaceutical Company, Ltd.	1,000	19,529
Kobayashi Pharmaceutical Company, Ltd.	200	6,607
Koninklijke Ahold NV	11,311	123,886
Korian	370	7,998
Korn/Ferry International *	800	7,248
Kose Corp.	200	3,743
Kraft Foods, Inc., Class A	7,200	160,488
Kroger Company	2,759	58,546
KT&G Corp.	465	25,667
Kulim Malaysia BHD	5,400	7,385
K-V Pharmaceutical Company, Class A *	300	495
KWS Saat AG	30	3,821
Kyorin Company, Ltd.	1,000	12,420
Kyoritsu Maintenance Company, Ltd.	500	7,854
Kyowa Hakko Kogyo Company, Ltd.	2,000	17,058
Laboratorios Almirall SA	481	4,162
Laboratory Corp. of America Holdings *	400	23,396
Lance, Inc.	200	4,164
Landauer, Inc.	100	5,068
Lannett Company, Inc. *	600	3,240
Laurus NV *	951	3,158
Lavendon Group PLC	2,023	4,840
Learning Tree International, Inc. *	300	2,541
LECG Corp. *	400	1,016
Lender Processing Services, Inc.	400	12,244
LG Household & Health Care, Ltd.	46	5,036
LHC Group, Inc. *	600	13,368
Lien Hwa Industrial Corp.	22,000	7,867
Life Technologies Corp. *	1,600	51,968
LifePoint Hospitals, Inc. *	800	16,688
Ligand Pharmaceuticals, Inc., Class B *	800	2,384
Lincare Holdings, Inc. *	700	15,260
Lincoln Educational Services Corp. *	100	1,832
Lindt & Spruengli AG-REG	1	16,247
Lion Corp.	3,000	14,016
Lion Nathan, Ltd.	1,000	5,603
Live Nation, Inc. *	500	1,335
Loblaw Companies, Ltd.	1,100	27,352
Localiza Rent A CAR	300	1,049
Loomis AB *	280	2,163
L'Oreal SA	771	53,003
Lorillard, Inc.	600	37,044
Lotte Chilsung Beverage Company, Ltd.	21	13,105

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Lotte Confectionery Company, Ltd.	5	$3,745
Luminex Corp. *	400	7,248
Lupin, Ltd. *	699	9,445
Luxottica Group SpA	765	11,820
Luxottica Group SpA	400	6,160
M & F Worldwide Corp. *	200	2,342
M Dias Branco SA	700	5,993
MacDonald Dettwiler & Associates, Ltd. *	700	13,819
Magellan Health Services, Inc. *	500	18,220
MAKO Surgical Corp. *	1,100	8,459
Mannatech, Inc.	400	1,332
Mannkind Corp. * (a)	900	3,132
Manpower, Inc.	1,000	31,530
Maple Leaf Foods, Inc.	400	2,582
Martek Biosciences Corp. *	300	5,475
Maruha Group, Inc.	3,000	4,128
Masimo Corp. *	400	11,592
Matrixx Initiatives, Inc. *	500	8,200
Maui Land & Pineapple, Inc. *	100	849
MAXIMUS, Inc.	200	7,972
Maxygen, Inc. *	300	2,040
McCormick & Company, Inc.	500	14,785
McGrath Rentcorp	400	6,304
McKesson Corp.	1,400	49,056
MDS, Inc. *	2,500	11,719
Meda AB, Series A	4,017	23,775
Medarex, Inc. *	1,166	5,982
MedCath Corp. *	500	3,635
Medco Health Solutions, Inc. *	1,700	70,278
Medial Saude SA	1,500	3,388
Mediceo Holdings Company, Ltd.	1,600	17,071
Medicines Company *	400	4,336
Medicis Pharmaceutical Corp., Class A	600	7,422
Medi-Clinic Corp., Ltd.	3,930	8,940
Medivation, Inc. *	200	3,654
Mednax, Inc. *	600	17,682
Medtronic, Inc.	4,444	130,965
Meiji Seika Kaisha, Ltd.	5,000	17,477
Meitec Corp.	500	6,212
Merck & Company, Inc.	7,300	195,275
Merck KGaA *	282	24,916
Meridian Bioscience, Inc.	300	5,436
Merit Medical Systems, Inc. *	600	7,326
Metcash, Ltd.	8,515	23,981
Metro AG	743	24,498
Metro, Inc.	1,200	36,072
Michael Page International PLC	1,081	2,845
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	7,829
Milbon Company, Ltd.	400	8,564
Millipore Corp. *	400	22,964
Miraca Holdings, Inc.	300	6,087
Mitsubishi Pencil Company, Ltd.	800	8,010
Mitsui Fudosan Company, Ltd.	3,000	32,910
Mochida Pharmaceutical Company, Ltd.	1,000	9,933
Molina Healthcare, Inc. *	200	3,804
Molson Coors Brewing Company, Class B	1,000	34,280

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Momenta Pharmaceuticals, Inc. *	200	$2,202
Monro Muffler Brake, Inc.	200	5,466
Moody's Corp. (a)	1,500	34,380
Morinaga & Company, Ltd.	5,000	10,041
Morinaga Milk Industry Company, Ltd.	3,000	8,978
Morningstar, Inc. * (a)	500	17,075
Mouchel Parkman PLC	373	1,584
Multi-Color Corp.	100	1,223
Mylan, Inc. * (a)	2,100	28,161
Myriad Genetics, Inc. *	400	18,188
Nabi Biopharmaceuticals *	400	1,480
Nagatanien Company, Ltd.	1,000	8,582
Namyang Dairy Products Company, Ltd.	17	5,556
Nash Finch Company	200	5,618
National Beverage Corp. *	251	2,302
National Healthcare Corp.	100	4,015
Natura Cosmeticos SA	1,700	16,599
Natus Medical, Inc. *	500	4,255
Navigant Consulting Company *	1,000	13,070
NBTY, Inc. *	900	12,672
Nektar Therapeutics *	1,000	5,390
Neogen Corp. *	100	2,183
Nestle SA	14,302	483,184
Netflix, Inc. *	400	17,168
Network Healthcare Holdings, Ltd. *	10,169	8,541
NeuroSearch A/S *	72	894
NICHIREI Corp.	2,000	7,151
Nihon Kohden Corp.	400	4,955
Nippon Flour Mills Company, Ltd.	1,000	4,086
Nippon Meat Packers, Inc.	2,000	21,024
Nippon Shinyaku Company, Ltd.	1,000	8,858
Nippon Suisan Kaisha, Ltd.	1,200	3,160
Nipro Corp.	1,000	15,590
Nissha Printing Company, Ltd.	300	9,594
Nisshin Oillio Group, Ltd.	1,000	4,349
Nisshin Seifun Group, Inc.	1,000	10,774
Nissin Food Products Company, Ltd.	300	8,883
Nissui Pharmaceutical Company, Ltd.	1,500	11,157
Nobel Biocare Holding AG, Series BR	1,270	21,677
Nohmi Bosai, Ltd.	1,000	7,509
Nomura Company, Ltd.	4,000	9,339
Nong Shim Company, Ltd.	76	11,842
Northern Foods PLC	2,299	1,679
Novartis AG, SADR	11,300	427,479
Noven Pharmaceuticals, Inc. *	500	4,740
Novo Nordisk A/S	1,900	91,162
Novozymes AS, B Shares	250	18,085
NPS Pharmaceuticals, Inc. *	400	1,680
Nutreco Holding NV	446	15,969
Nuvasive, Inc. * (a)	500	15,690
Obagi Medical Products, Inc. *	300	1,614
Obrascon Huarte Lain Brasil SA	200	1,207
Odyssey Healthcare, Inc. *	300	2,910
Olam International, Ltd.	7,000	6,743
Omega Pharma SA	224	4,927
Omnicare, Inc.	1,500	36,735

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
On Assignment, Inc. *	1,500	$4,065
Ono Pharmaceutical Company, Ltd.	400	17,555
Onyx Pharmaceuticals, Inc. *	400	11,420
OPG Groep NV	313	2,862
Optimer Pharmaceuticals, Inc. *	200	2,638
OraSure Technologies, Inc. *	600	1,518
Orell Fuessli Holding AG	57	6,836
Oriflame Cosmetics AB	528	16,485
Oriola-KD Oyj *	3,601	8,138
Orion Corp.	100	11,813
Orion Oyj, Series A	779	11,254
Orion Oyj, Series B	915	13,241
Orkla ASA	4,400	30,184
Orpea SA *	330	13,048
Orthovita, Inc. *	600	1,608
Osem Investment, Ltd. *	895	8,806
OSI Pharmaceuticals, Inc. *	400	15,304
Osiris Therapeutics, Inc. * (a)	200	2,760
Osteotech, Inc. *	400	1,396
Ottogi Corp.	104	9,594
Overstock.com, Inc. *	100	915
Pacific Brands, Ltd.	3,324	568
Pacific Corp.	81	5,120
Palomar Medical Technologies, Inc. *	100	726
Pan Fish ASA *	44,000	13,851
Par Pharmaceutical Companies, Inc. *	400	3,788
Paramount Bed Company, Ltd.	600	7,944
Parexel International Corp. *	300	2,919
Park24 Company, Ltd.	1,500	10,191
Parkway Holdings, Ltd.	17,000	12,984
Parmalat SpA	26,579	54,720
Patterson Companies, Inc. *	1,000	18,860
Paychex, Inc.	1,465	37,607
PDI, Inc. *	300	912
PDL BioPharma, Inc.	1,300	9,204
Peets Coffee & Tea, Inc. *	100	2,162
Penauille Polyservices SA	416	911
PepsiAmericas, Inc.	1,271	21,925
PepsiCo, Inc.	6,089	313,462
Perdigao SA, SADR *	400	9,924
Perdigao SA *	600	7,436
Pernod-Ricard SA	907	50,547
Perrigo Company	1,000	24,830
Pescanova SA	226	7,802
PetMed Express, Inc. *	300	4,944
Pfizer, Inc.	31,134	424,045
Pharmaceutical Product Development, Inc.	800	18,976
PharMerica Corp. *	600	9,984
PHH Corp. *	800	11,240
Philip Morris International, Inc.	7,707	274,215
Phonak Holding AG	446	26,918
Pilgrim's Pride Corp. (a)	900	1,620
Pilot Corp.	7	8,682
Piramal Healthcare, Ltd.	649	2,465
PLUS Expressways BHD	10,000	8,069
Port of Tauranga, Ltd.	2,906	8,545

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
PPB Group BHD	6,100	$16,408
Premier Foods PLC	51,558	25,353
Pre-Paid Legal Services, Inc. *	100	2,903
Prestige Brands Holdings, Inc. *	1,300	6,734
Primary Health Care, Ltd.	5,041	15,986
Procter & Gamble Company	11,874	559,147
Progenics Pharmaceuticals, Inc. *	200	1,318
Programmed Maintenance Services, Ltd.	3,149	5,455
Prosegur Cia de Seguridad SA	406	10,933
PSS World Medical, Inc. *	900	12,915
Psychiatric Solutions, Inc. *	500	7,865
PZ Cussons PLC	1,458	3,261
Q.P. Corp.	900	9,694
Qiagen AG *	1,369	21,803
Qinetiq PLC	11,015	20,875
QLT, Inc. *	4,300	7,742
Quanta Services, Inc. *	1,300	27,885
Quest Diagnostics, Inc.	800	37,984
Quidel Corp. *	400	3,688
R.R. Donnelley & Sons Company	1,900	13,927
Raisio Oyj	4,272	8,450
Ralcorp Holdings, Inc. *	400	21,552
Ramirent Oyj	239	761
Ramsay Health Care, Ltd.	1,716	11,730
Ranbaxy Laboratories, Ltd.	2,478	8,201
Randstad Holdings NV	1,781	30,213
Rank Group PLC *	1,980	2,077
Reckitt Benckiser PLC	2,324	87,196
Recordati SpA	2,030	11,051
Regeneron Pharmaceuticals, Inc. *	500	6,930
RehabCare Group, Inc. *	100	1,744
Remy Cointreau SA	389	9,223
Rent-A-Center, Inc. *	1,400	27,118
Rentokil Initial PLC	20,668	13,160
Repros Therapeutics, Inc. *	100	594
Res-Care, Inc. *	700	10,192
ResMed, Inc. *	600	21,204
Resources Connection, Inc. *	400	6,032
Revlon, Inc. *	300	744
Reynolds American, Inc.	1,400	50,176
Rhoen-Klinikum AG	850	15,764
Ridley Corp., Ltd.	19,059	8,986
Rigel Pharmaceuticals, Inc. *	100	614
Ritchie Bros. Auctioneers, Inc.	700	13,197
Road King Infrastructure, Ltd.	17,000	6,954
Robert Half International, Inc.	1,000	17,830
Roche Holdings AG CHF	98	13,975
Roche Holdings AG - Genusschein	2,624	360,144
Rohto Pharmaceutical Company, Ltd.	1,000	9,086
Rollins, Inc.	800	13,720
RPS Group PLC	1,673	3,739
RSC Holdings, Inc. *	1,400	7,364
RTI Biologics, Inc. *	1,400	3,990
Ruchi Soya Industries, Ltd.	3,000	1,316
Ruddick Corp.	700	15,715
Russ Berrie & Company, Inc. *	200	264

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
S Foods, Inc.	1,500	$11,888
S1 Corp.	305	10,258
SABMiller PLC	8,651	128,629
Safeway, Inc.	2,200	44,418
Safilo Group SpA	2,468	1,291
SAIC, Inc. *	875	16,336
Sakata Seed Corp.	800	10,596
Salix Pharmaceuticals, Ltd. *	2,200	20,900
Samyang Corp.	250	6,371
Sanderson Farms, Inc.	200	7,510
Sangamo Biosciences, Inc. *	200	846
Sanofi-Aventis SA, ADR	6,900	192,717
Sanofi-Aventis SA	746	41,866
Santen Pharmaceutical Company, Ltd.	400	11,157
Sao Martinho SA *	500	2,479
Sapporo Holdings, Ltd.	2,000	7,657
Saputo, Inc.	1,500	24,913
Sara Lee Corp.	3,700	29,896
Savient Pharmaceuticals, Inc. * (a)	200	990
Savills PLC	3,206	10,803
Schering-Plough Corp.	5,904	139,039
Seattle Genetics, Inc. *	300	2,958
Securitas AB, Series B	1,400	10,219
Sepracor, Inc. *	1,700	24,922
Sequenom, Inc. *	800	11,376
Serco Group PLC	3,907	20,472
Service Corp. International	3,200	11,168
Shenzhen Expressway Company, Ltd.	24,000	8,357
Shenzhen International Holdings, Ltd.	45,000	2,061
Shikoku Coca-Cola Bottling Company, Ltd.	1,000	7,813
Shimadzu Corp.	3,000	19,365
Shionogi & Company, Ltd.	2,000	34,474
Shire Pharmaceuticals Group PLC, ADR	1,100	39,534
Shiseido Company, Ltd.	2,000	29,322
Shoprite Holdings, Ltd.	2,103	11,229
Showa Sangyo Company, Ltd.	3,000	8,425
Shree Renuka Sugars, Ltd. *	4,773	8,655
Shutterfly, Inc. *	600	5,622
Sigma Pharmaceuticals, Ltd.	15,149	11,190
Sirona Dental Systems, Inc. *	600	8,592
Sixt AG	395	5,333
Sligro Food Group NV	122	2,768
Smart Balance, Inc. * (a)	1,800	10,872
Smith & Nephew PLC	1,500	46,875
Smithfield Foods, Inc. *	900	8,514
Snow Brand Milk Products Company, Ltd.	2,500	6,861
Societe BIC SA	368	18,082
Societe Generale de Surveillance Holdings AG	38	39,879
Sohgo Security Services Company, Ltd.	1,000	8,597
Sonic Healthcare, Ltd.	3,244	24,988
SonoSite, Inc. *	100	1,788
SOS Cuetara SA	665	4,459
Sotheby's	400	3,600
Southern Cross Healthcare, Ltd.	1,847	2,598
Souza Cruz SA	400	7,544
Spar Group, Ltd.	2,364	12,937

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Spartan Stores, Inc.	200	$3,082
SSL International PLC	2,303	14,820
St. Jude Medical, Inc. *	1,300	47,229
Stada Arzneimittel AG	532	8,680
Stallergenes SA	185	9,512
Standard Parking Corp. *	500	8,200
Stantec, Inc. *	200	3,617
Star Scientific, Inc. *	600	2,568
STERIS Corp.	544	12,664
Sterling Biotech, Ltd. *	2,768	7,748
Stewart Enterprises, Inc., Class A	800	2,592
Sthree PLC	3,291	8,205
Straumann Holding AG	96	14,864
Strayer Education, Inc.	100	17,987
Stryker Corp.	1,528	52,013
Suedzucker AG	1,114	21,490
Sun Healthcare Group, Inc. *	900	7,596
Sun Pharmaceutical Industries, Ltd.	351	7,726
Sunrise Senior Living, Inc. *	300	204
Super-Sol, Ltd.	2,422	6,796
SUPERVALU, Inc.	2,700	38,556
SurModics, Inc. *	600	10,950
Suzuken Company, Ltd.	800	20,985
Swedish Match AB	1,600	23,141
Symmetry Medical, Inc. *	400	2,524
Synovis Life Technologies, Inc. *	700	9,688
Synta Pharmaceuticals Corp. * (a)	300	642
Sysco Corp.	2,059	46,945
Sysmex Corp.	300	9,643
Taisho Pharmaceuticals Company, Ltd.	1,000	18,643
Takara Holdings, Inc.	3,000	15,144
Takeda Pharmaceutical Company, Ltd.	2,400	83,267
Tanabe Seiyaku Company, Ltd.	2,000	19,911
Tata Tea, Ltd.	780	8,904
Tate & Lyle PLC	9,372	34,959
Team, Inc. *	100	1,172
Tecan Group AG *	287	7,668
Techne Corp.	400	21,884
Tejon Ranch Company *	500	10,335
TeleTech Holdings, Inc. *	1,200	13,068
Tenet Healthcare Corp. *	1,200	1,392
Terumo Corp.	800	29,717
Tesco PLC	28,507	136,199
Tetra Tech, Inc. *	700	14,266
Teva Pharmaceutical Industries, Ltd., SADR	3,925	176,821
Thai Union Frozen Products PCL	14,400	8,283
The Advisory Board Company *	100	1,658
The Coca-Cola Company	9,079	399,022
The Cooper Companies, Inc.	300	7,932
The Ensign Group, Inc.	600	9,276
The Geo Group, Inc. *	1,000	13,250
The Great Atlantic & Pacific Tea Company,
Inc. *	300	1,593
The Scotts Company, Class A	700	24,290
The Standard Register Company	200	916
Theragenics Corp. *	600	732

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Theravance, Inc. *	1,000	$17,000
Thoratec Corp. *	500	12,845
Ticketmaster Entertainment, Inc. *	120	443
Tiger Brands, Ltd.	1,427	20,358
Tingyi Cayman Islands Holding Corp., GDR	16,000	18,601
TKC Corp.	400	7,960
TNS, Inc. *	100	818
Tootsie Roll Industries, Inc. (a)	412	8,949
Toppan Forms Company, Ltd.	800	9,095
Toppan Printing Company, Ltd.	6,000	41,184
Towa Pharmaceutical Company, Ltd.	200	8,379
Toyo Suisan Kaisha, Ltd.	1,000	20,634
Transcontinental, Inc., Class A	500	2,280
Transurban Group, Ltd. *	5,060	16,437
Tree.com, Inc. *	20	92
TreeHouse Foods, Inc. *	600	17,274
Trimeris, Inc. *	500	875
Triple-S Management Corp. *	700	8,624
TrueBlue, Inc. *	1,300	10,725
Tsingtao Brewery Company, Ltd., Series H	6,000	13,013
Tsumura & Company, Ltd.	400	10,351
Tupperware Brands Corp.	800	13,592
Tyson Foods, Inc., Class A	3,500	32,865
UCB SA	1,439	42,393
UNI Charm Corp.	100	6,079
Unilever Indonesia Tbk PT	14,000	9,658
Unilever NV	5,045	99,392
Unilever PLC, SADR	5,300	100,329
Uni-President Enterprises Corp.	17,350	14,084
United Drug PLC	3,819	7,571
United Natural Foods, Inc. *	700	13,279
United Rentals, Inc. *	300	1,263
United Spirits, Ltd.	164	2,115
United Therapeutics Corp. *	300	19,827
UnitedHealth Group, Inc.	6,000	125,580
Universal Corp.	400	11,968
Universal Health Services, Inc., Class B	800	30,672
Universal Technical Institute, Inc. *	300	3,600
USANA Health Sciences, Inc. *	100	2,236
USG People NV	888	7,131
Valassis Communications, Inc. *	300	471
Valeant Pharmaceuticals International *	700	12,453
Valor Company, Ltd.	1,000	7,265
Varian Medical Systems, Inc. *	500	15,220
VCA Antech, Inc. *	800	18,040
Vector Group, Ltd.	610	7,924
Vertex Pharmaceuticals, Inc. *	600	17,238
Viad Corp.	400	5,648
Vilmorin & Compagnie SA	95	8,810
Vina Concha Y Toro SA, ADR	300	9,960
Vinda International Holdings, Ltd.	21,000	8,970
Virbac SA	113	7,994
ViroPharma, Inc. *	1,000	5,250
Viscofan SA	232	4,508
Vital Images, Inc. *	100	1,127
Vital-Net, Inc.	1,200	7,383

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Vitasoy International Holdings, Ltd.	20,000	$8,528
Vivus, Inc. *	900	3,888
Volcano Corp. *	300	4,365
W.S. Atkins PLC	557	3,947
Warner Chilcott, Ltd., Class A *	1,600	16,832
Watson Pharmaceuticals, Inc. *	1,100	34,221
Watson Wyatt Worldwide, Inc., Class A	500	24,685
WD-40 Company	500	12,070
Wei Chuan Food Corp. *	16,000	10,347
Weight Watchers International, Inc.	1,300	24,115
Weis Markets, Inc.	300	9,312
WellPoint, Inc. *	2,900	110,113
West Pharmaceutical Services, Inc.	500	16,405
Western Union Company	2,900	36,453
William Morrison Supermarket PLC	22,630	82,853
Wilmar International, Ltd.	6,000	12,555
Winn-Dixie Stores, Inc. *	800	7,648
Wockhardt, Ltd.	1,455	2,465
Woolworths, Ltd.	4,292	74,494
Wright Express Corp. *	200	3,644
Wright Medical Group, Inc. *	600	7,818
Wyeth	4,062	174,828
Xchanging PLC	4,028	11,696
XenoPort, Inc. *	500	9,680
Yakult Honsha Company, Ltd.	200	3,579
Yamazaki Baking Company, Ltd.	1,000	10,774
Yaoko Company, Ltd.	300	8,759
Young Innovations, Inc.	100	1,550
Yuhan Corp.	97	13,011
Zeltia SA *	2,108	8,358
Zenrin Company, Ltd.	900	9,750
Zeria Pharmaceutical Company, Ltd.	1,000	10,923
Zhejiang Expressway Company, Ltd., Class H	22,000	16,203
Zimmer Holdings, Inc. *	1,100	40,150
Zoll Medical Corp. *	600	8,616

		20,493,098

Diversified - 0.46%
Ackermans & Van Haaren NV	310	14,889
Aditya Birla Nuvo, Ltd.	1,273	11,106
Alarko Holding AS	4,388	4,727
Alfa SA de CV	1,400	2,172
Allied Group, Ltd.	2,000	3,139
Amalgamated Holdings, Ltd.	2,783	7,528
AVI, Ltd.	4,242	7,743
Ayala Corp.	2,470	10,537
Barloworld, Ltd.	955	3,233
Beijing Enterprises Holdings, Ltd.	5,500	23,053
Bergman & Beving AB, Series B	25	134
Bidvest Group, Ltd.	1,544	14,332
C C Land Holdings, Ltd.	7,000	1,553
China Merchants Holdings International
Company, Ltd.	16,027	37,181
China Resources Enterprises, Ltd.	16,000	24,818
Citic Pacific, Ltd.	28,000	31,695
CITIC Resources Holdings, Ltd. *	11,500	1,369
DCC PLC	1,040	15,743

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Diversified (continued)
Dogan Sirketler Grubu Holdings AS *	10,683	$3,515
Empresas Copec SA	3,774	33,670
Eriks Group NV	60	1,636
First Pacific Company	36,000	12,340
GEA Group AG	1,961	20,874
Gome Electrical Appliances Holdings, Ltd. (e)	76,000	7,649
Grupo Carso SA de CV	8,000	19,428
GS Holdings Corp.	810	17,515
Guangdong Investment, Ltd.	34,000	13,839
Guangzhou Investment Company, Ltd.	48,423	4,995
Hunting PLC	1,995	11,458
Hutchison Whampoa, Ltd.	12,000	59,141
Imperial Holdings, Ltd.	3,411	19,276
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV *	22,100	12,513
Imtech NV	426	5,857
Keppel Corp., Ltd.	5,000	16,519
KOC Holdings AS *	10,235	14,374
Leucadia National Corp. *	1,500	22,335
LG Corp.	304	10,953
LVMH Moet Hennessy SA	922	57,857
Melco International Development	33,000	10,163
Mitie Group PLC	2,329	6,238
MMC Corp. BHD	19,900	7,751
NWS Holdings, Ltd.	12,156	16,427
Ordina NV	210	742
Quadrant AG *	93	4,730
Resource America, Inc.	565	2,254
Ruukki Group Oyj	3,552	7,542
Schouw & Company A/S, Series B	100	1,142
SeAH Holdings Corp.	102	4,513
Shanghai Industrial Holdings, Ltd.	8,000	22,257
Sime Darby BHD	9,700	15,181
Viohalco SA	1,796	7,899
Walter Industries, Inc.	300	6,861
Washington H Soul Pattinson & Company, Ltd.	3,119	21,688
Wendel	376	9,931
Wharf Holdings, Ltd.	15,000	37,619

		763,634

Energy - 6.77%
Acergy SA	2,654	16,567
Addax Petroleum Corp.	1,200	25,984
Allis-Chalmers Energy, Inc. *	200	386
Alon USA Energy, Inc.	700	9,590
Alpha Natural Resources, Inc. *	200	3,550
American Oil & Gas, Inc. *	4,100	3,157
Anadarko Petroleum Corp.	3,000	116,670
APA Group, Ltd	6,182	12,656
Apache Corp.	1,800	115,362
Arch Coal, Inc.	1,900	25,403
Arena Resources, Inc. *	500	12,740
Arrow Energy NL *	10,137	19,397
Atlas America, Inc.	100	875
ATP Oil & Gas Corp. *	200	1,026
Atwood Oceanics, Inc. *	1,100	18,249
Australian Worldwide Exploration, Ltd. *	8,908	15,126

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Aventine Renewable Energy Holdings, Inc. *	300	$26
Baker Hughes, Inc.	1,100	31,405
Bangchak Petroleum PCL	39,000	9,842
Bankers Petroleum, Ltd. *	700	977
Banpu PCL	1,300	7,887
Beach Petroleum, Ltd.	22,684	13,970
Berry Petroleum Company, Class A	200	2,192
BG Group PLC	12,287	185,343
Bharat Petroleum Corp.	1,536	11,345
Bill Barrett Corp. *	700	15,568
Birchcliff Energy, Ltd. *	1,700	8,225
BJ Services Company	3,000	29,850
Bourbon SA	364	11,879
Bow Valley Energy, Ltd. *	500	196
BP PLC, SADR	14,100	565,410
BP PLC	11,293	75,724
BPZ Energy, Inc. *	200	740
Brigham Exploration Company *	200	380
Bumi Resources Tbk PT	201,500	14,310
Cabot Oil & Gas Corp.	1,600	37,712
Cairn Energy PLC *	1,356	42,275
Cairn India, Ltd. *	799	2,911
Cal Dive International, Inc. * (a)	1,300	8,801
Calfrac Well Services, Ltd.	100	537
Callon Petroleum Company *	100	109
Caltex Australia, Ltd.	2,401	14,917
Calvalley Petroleums, Inc., Class A *	500	496
Cameron International Corp. *	1,200	26,316
Canadian Hydro Developers, Inc. *	800	1,517
Canadian Natural Resources, Ltd.	2,300	89,224
Carbo Ceramics, Inc.	200	5,688
Carrizo Oil & Gas, Inc. * (a)	200	1,776
Celtic Exploration, Ltd. *	900	9,801
Centennial Coal Company, Ltd.	6,965	9,818
Cheniere Energy, Inc. *	700	2,982
Chesapeake Energy Corp.	3,700	63,122
Chevron Corp.	10,000	672,400
China Oilfield Services, Ltd., H Shares	10,000	7,874
China Petroleum & Chemical Corp., ADR -
Hong Kong Exchange	700	44,919
China Shenhua Energy Company, Ltd.	11,500	25,947
China WindPower Group, Ltd. *	270,000	10,449
Cia Espanola de Petroleos SA	245	10,350
Cie Generale de Geophysique-Veritas *	646	7,478
Cimarex Energy Company	1,400	25,732
Clayton Williams Energy, Inc. *	100	2,924
Clean Energy Fuels Corp. * (a)	500	3,045
CMS Energy Corp.	2,300	27,232
CNOOC, Ltd., ADR	600	60,360
CNPC Hong Kong, Ltd.	40,000	16,977
CNX Gas Corp. *	900	21,339
Compagnie Generale de Geophysique-Veritas *	800	9,232
Complete Production Services, Inc. *	500	1,540
Compton Petroleum Corp. *	600	390
Comstock Resources, Inc. *	500	14,900
Concho Resources, Inc. *	1,400	35,826

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Connacher Oil & Gas, Ltd. *	1,300	$763
ConocoPhillips Company	8,700	340,692
CONSOL Energy, Inc.	700	17,668
Contango Oil & Gas Company *	300	11,760
Continental Resources, Inc. *	700	14,847
Cosmo Oil Company, Ltd.	8,000	24,354
Covanta Holding Corp. *	984	12,881
Crew Energy, Inc. *	300	930
Crosstex Energy, Inc.	100	164
Crusader Energy Group, Inc. *	500	80
CVR Energy, Inc. *	2,000	11,080
Dana Petroleum PLC *	1,319	21,059
Delek US Holdings, Inc.	500	5,180
Delta Petroleum Corp. *	400	480
Denbury Resources, Inc. *	1,100	16,346
Det Norske Oljeselskapb ASA *	4,000	3,495
Devon Energy Corp.	2,600	116,194
Diamond Offshore Drilling, Inc.	400	25,144
Dragon Oil PLC *	4,574	12,282
Dragon Oil PLC *	1,152	3,190
Dresser-Rand Group, Inc. *	800	17,680
Dril-Quip, Inc. *	200	6,140
Duke Energy Corp.	4,700	67,304
Eaga PLC *	4,014	8,430
Eastern Star Gas, Ltd. *	13,898	7,940
EDF Energies Nouvelles, SA	301	11,337
El Paso Corp.	3,700	23,125
Emerald Energy PLC *	1,304	8,422
Enbridge, Inc.	1,728	49,820
EnCana Corp.	3,726	152,492
Encore Aquisition Company *	1,000	23,270
Energy Partners, Ltd. *	200	18
Energy World Corp., Ltd. *	24,742	6,659
Eni SpA, SADR	4,900	187,768
ENSCO International, Inc.	2,100	55,440
Ensign Energy Services, Inc.	2,400	20,787
Entergy Corp.	800	54,472
EOG Resources, Inc.	1,100	60,236
EQT Corp.	700	21,931
ERG SpA	990	12,320
Essar Oil Ltd *	1,027	1,478
Esso SAF	21	1,836
Etablissements Maurel et Prom SA	1,020	13,803
Evergreen Solar, Inc. *	800	1,704
EXCO Resources, Inc. *	1,700	17,000
Exterran Holdings, Inc. *	1,500	24,030
Exxon Mobil Corp.	20,070	1,366,767
Fairborne Energy, Ltd. *	400	955
Felix Resources, Ltd.	1,936	11,858
Flint Energy Services, Ltd. *	200	999
Forest Oil Corp. *	400	5,260
Foundation Coal Holdings, Inc.	200	2,870
Fred Olsen Energy ASA *	434	11,907
Frontier Oil Corp.	1,800	23,022
Fuelcell Energy, Inc. *	600	1,440
Fugro NV	1,014	32,202

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Galleon Energy, Inc. *	300	$859
Galp Energia SGPS SA	1,402	16,696
Geodynamics, Ltd. *	10,958	9,297
GeoMet, Inc. *	300	174
Georesources, Inc. *	300	2,016
GMX Resources, Inc. *	100	650
Goodrich Petroleum Corp. * (a)	600	11,616
Grupa Lotos SA *	726	3,461
Gulf Islands Fabrication, Inc.	100	801
Gulfport Energy Corp. *	200	464
Halliburton Company	3,500	54,145
Headwaters, Inc. *	200	628
Helix Energy Solutions Group, Inc. *	400	2,056
Hellenic Petroleum SA	2,110	20,157
Helmerich & Payne, Inc.	1,200	27,324
Hercules Offshore, Inc. *	900	1,422
Hess Corp.	1,500	81,300
Highpine Oil & Gas, Ltd. *	2,200	8,166
Hindustan Petroleum Corp., Ltd.	1,623	8,460
Holly Corp.	400	8,480
Hornbeck Offshore Services, Inc. *	200	3,048
Husky Energy, Inc.	1,400	29,703
Idemitsu Kosan Company, Ltd.	400	30,217
Imperial Oil, Ltd.	1,000	36,326
Inpex Holdings, Inc.	2	14,164
International Coal Group, Inc. *	800	1,288
ION Geophysical Corp. *	400	624
Iteration Energy, Ltd. *	4,700	3,653
Ivanhoe Energy, Inc. *	900	1,092
James River Coal Company *	100	1,234
Japan Petroleum Exploration Company, Ltd.	200	8,147
JKX Oil & Gas PLC	308	973
John Wood Group PLC	2,422	7,782
Key Energy Services, Inc. *	700	2,016
Linc Energy, Ltd. *	5,560	8,222
Lufkin Industries, Inc.	200	7,576
Lundin Petroleum AB, Series A *	2,903	15,732
Lupatech SA *	100	1,060
MacArthur Coal, Ltd.	833	1,981
Maire Tecnimont SpA *	3,578	7,384
Mangalore Refinery and Petrochemicals, Ltd.	11,381	9,235
Marathon Oil Corp.	4,300	113,047
Mariner Energy, Inc. *	400	3,100
Massey Energy Company	200	2,024
Matrix Service Company *	100	822
McMoran Exploration Company *	200	940
Medco Energi Internasional Tbk PT *	69,000	13,214
MOL Magyar Olaj & Gazipari Rt.	426	19,104
Motor Oil Hellas Corinth Refineries SA	798	8,309
Murphy Oil Corp.	1,100	49,247
NATCO Group, Inc. *	100	1,893
National Fuel Gas Company	300	9,201
National Oilwell Varco, Inc. *	2,600	74,646
Natural Gas Services Group, Inc. *	100	900
Neste Oil Oyj * (a)	1,969	26,172
New Hope Corp., Ltd.	2,874	7,600

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
New Zealand Oil & Gas, Ltd.	12,849	$9,963
New Zealand Refining Company, Ltd.	2,796	11,143
Newfield Exploration Company *	1,300	29,510
Newpark Resources, Inc. *	1,011	2,558
Nexen, Inc.	5,311	90,061
Niko Resources, Ltd.	500	23,271
Nippon Mining Holdings, Inc.	7,500	30,062
Nippon Oil Corp.	12,000	59,791
Noble Corp. *	500	12,045
Noble Energy, Inc.	1,200	64,656
Norsk Hydro ASA	11,300	42,521
NuVista Energy, Ltd. *	300	1,435
Occidental Petroleum Corp.	4,000	222,600
Oceaneering International, Inc. *	700	25,809
Oil & Natural Gas Corp., Ltd.	1,221	18,786
Oil Refineries, Ltd.	32,006	10,419
Oil Search, Ltd.	6,421	23,591
Oil States International, Inc. *	300	4,026
Oilexco, Inc. *	4,700	391
Omni Energy Services Corp. *	500	655
OMV AG	992	33,186
OPTI Canada, Inc. *	1,100	864
Origin Energy, Ltd.	3,742	38,498
PA Resources AB *	475	851
Panhandle Oil and Gas, Inc.	500	8,560
Parallel Petroleum Corp. *	200	256
Paramount Resources, Ltd. *	200	957
Parker Drilling Company *	1,100	2,024
Pason Systems, Inc.	200	1,510
Patterson-UTI Energy, Inc.	2,600	23,296
Paz Oil Company, Ltd.	83	8,252
Peabody Energy Corp.	1,200	30,048
Penn Virginia Corp.	500	5,490
Petrobank Energy & Resources, Ltd. *	1,000	18,599
Petro-Canada	5,100	137,006
PetroChina Company, Ltd., SADR	800	63,760
Petrofac, Ltd.	2,024	15,560
PetroHawk Energy Corp. *	2,800	53,844
Petroleo Brasileiro SA, ADR	4,400	134,068
Petroleo Brasileiro SA, SADR	6,300	154,350
Petroleum Development Corp. *	100	1,181
Petroleum Geo-Services ASA *	3,109	12,992
Petrolifera Petroleum, Ltd. *	400	508
Petrominerales, Ltd. *	900	6,346
Petronas Dagangan BHD	3,900	8,456
Petroplus Holdings AG *	644	9,048
Petroquest Energy, Inc. *	200	480
Pioneer Drilling Company *	300	984
Pioneer Natural Resources Company	500	8,235
Plains Exploration & Production Company *	1,900	32,737
Polish Oil & Gas Company	5,354	5,187
Polski Koncern Naftowy Orlen SA	3,440	23,721
Premier Oil PLC *	388	5,911
Pride International, Inc. *	1,600	28,768
Progress Energy Resources Corp.	1,300	9,651
ProSafe ASA *	954	3,394

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Prosafe Production Public, Ltd. *	2,200	$3,428
PTT Exploration & Production PCL	5,800	15,493
PTT PCL - Foreign Shares	4,900	21,070
Q-Cells AG *	211	4,109
Questar Corp.	1,600	47,088
Quicksilver Resources, Inc. *	1,200	6,648
Range Resources Corp.	600	24,696
Reliance Industries, Ltd.	2,569	77,262
Reliance Petroleum, Ltd. *	1,276	2,396
Renewable Energy Corp. ASA *	350	3,027
Repsol YPF SA, ADR	2,300	39,307
Repsol YPF SA	2,142	36,960
Riversdale Mining, Ltd. *	685	1,696
Rosetta Resources, Inc. *	300	1,485
Rowan Companies, Inc.	1,900	22,743
Royal Dutch Shell PLC, ADR, Class B	19,900	867,839
RPC, Inc.	1,400	9,282
Saipem SpA	1,296	23,060
Salamander Energy PLC *	742	1,386
Santos, Ltd.	3,403	40,053
Saras SpA	4,630	12,123
Sasol, Ltd., SADR	2,300	66,585
Savanna Energy Services Corp.	400	1,618
SBM Offshore NV	1,754	23,327
Schlumberger, Ltd.	4,800	194,976
Schoeller-Bleckmann Oilfield Equipment AG	46	1,325
SEACOR Holdings, Inc. *	200	11,662
SeaDrill, Ltd., GDR	4,100	39,632
Sechilienne-Sidec SA	293	9,282
Sevan Marine ASA *	1,000	836
ShawCor, Ltd., Class A	1,000	15,363
Shell Refining Company Federation
of Malaya BHD	3,300	8,690
Showa Shell Sekiyu K.K.	2,000	18,369
Singapore Petroleum Company, Ltd.	3,000	5,653
SK Corp.	420	32,943
SK Energy Company, Ltd.	323	20,912
Smith International, Inc.	400	8,592
Soco International PLC *	870	14,761
S-Oil Corp.	148	6,059
Solarworld AG	324	6,607
Southern Union Company	1,800	27,396
Southwestern Energy Company *	1,400	41,566
Spectra Energy Corp.	2,700	38,178
St. Mary Land & Exploration Company	500	6,615
StatoilHydro ASA, SADR	5,100	88,944
Stone Energy Corp. *	200	666
Storm Exploration, Inc. *	200	1,812
Straits Asia Resources, Ltd. *	15,000	8,155
Subsea 7 Inc *	2,200	14,069
Suncor Energy, Inc. - CAD	3,706	82,715
Sunoco, Inc.	1,500	39,720
SunPower Corp., Class A *	200	4,756
Sunpower Corp., Class B *	109	2,158
Superior Energy Services, Inc. *	1,400	18,046
Superior Well Services, Inc. *	600	3,078

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Swift Energy Company *	200	$1,460
T-3 Energy Services, Inc. *	100	1,178
Talisman Energy, Inc.	10,100	106,944
Technip SA	1,437	50,656
Terna Energy SA *	278	1,452
Tesco Corp. *	200	1,564
Tesoro Corp.	1,800	24,246
TETRA Technologies, Inc. *	300	975
TGS Nopec Geophysical Company ASA *	1,800	13,992
Thai Oil PCL	13,300	9,563
Theolia SA *	179	506
Tidewater, Inc.	700	25,991
TonenGeneral Sekiyu K.K.	2,000	19,598
Total SA, ADR	8,300	407,198
Trans-Canada Corp.	3,034	71,783
Trican Well Service, Ltd.	2,300	11,748
Trinidad Drilling, Ltd.	2,100	4,114
Tristar Oil & Gas, Ltd. *	1,600	11,713
Tullow Oil PLC	3,813	43,840
Tupras Turkiye Petrol Rafine AS	800	8,015
UK Coal PLC *	640	663
Union Drilling, Inc. *	900	3,420
Unit Corp. *	700	14,644
UTS Energy Corp. *	2,400	3,236
VAALCO Energy, Inc. *	300	1,587
Valero Energy Corp.	3,300	59,070
Venoco, Inc. *	300	984
Venture Production PLC	606	6,954
Verenex Energy, Inc. *	300	2,125
Vero Energy, Inc. *	300	780
W&T Offshore, Inc.	500	3,075
Warren Resources, Inc. *	300	288
Weatherford International, Ltd. *	900	9,963
Wellstream Holdings PLC	551	3,409
Western Refining, Inc.	900	10,746
Whiting Petroleum Corp. *	400	10,340
Williams Companies, Inc.	2,400	27,312
Woodside Petroleum, Ltd.	1,263	33,641
XTO Energy, Inc.	3,500	107,170
Yanzhou Coal Mining Company, Ltd., Class H	10,000	7,146
Yanzhou Coal Mining Company, Ltd.	1,300	9,321

		11,260,580

Financial - 12.61%
1st Source Corp.	300	5,415
Aareal Bank AG	186	1,512
Aberdeen Asset Management PLC	8,509	15,549
ABSA Group, Ltd.	1,681	17,074
Acom Company, Ltd.	310	8,806
Admiral Group PLC	1,935	23,672
Aegon NV	17,947	69,570
Aetna, Inc.	2,500	60,825
Affiliated Managers Group, Inc. *	500	20,855
Affin Holdings BHD	21,600	8,116
AFLAC, Inc.	1,200	23,232
African Bank Investments, Ltd.	11,480	30,542
AGF Management, Ltd.	1,318	8,614

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Agile Property Holdings, Ltd.	22,000	$12,560
Agricultural Bank of Greece SA	2,722	4,025
Aichi Bank, Ltd.	100	6,892
Aioi Insurance Company, Ltd.	2,000	7,787
Akbank AS	5,795	17,028
Akita Bank, Ltd.	3,000	11,260
Alleanza Assicurazioni SpA	4,942	27,845
Allgreen Properties, Ltd.	33,000	8,832
Allianz SE	2,399	200,802
Allied Irish Banks PLC, SADR	1,000	1,550
Allied Properties HK, Ltd.	20,000	1,572
Allied World Assurance Holdings, Ltd.	700	26,621
Allreal Holding AG	41	4,324
Allstate Corp.	3,000	57,450
Alpha Bank A.E.	6,826	45,303
AMB Generali Holding AG	160	12,085
Ambac Financial Group, Inc.	4,200	3,276
American Capital, Ltd. (a)	1,300	2,431
American Express Company	3,700	50,431
American Financial Group, Inc.	1,700	27,285
American National Insurance Company	100	5,241
American Physicians Capital, Inc.	100	4,092
AmeriCredit Corp. * (a)	1,100	6,446
Ameriprise Financial, Inc.	2,600	53,274
Ameris Bancorp	200	942
Amerisafe, Inc. *	200	3,064
Amlin PLC	6,642	32,736
AMMB Holdings BHD	23,500	16,828
AMP, Ltd.	6,102	19,920
Amtrust Financial Services, Inc.	1,300	12,415
Anglo Irish Bank Corp. PLC	3,621	1,001
Aomori Bank, Ltd.	1,000	3,876
Aon Corp.	1,000	40,820
Aozora Bank, Ltd.	12,000	13,280
Arch Capital Group, Ltd. *	800	43,088
Argo Group International Holdings, Ltd. *	700	21,091
Arrow Financial Corp.	200	4,738
Arthur J. Gallagher & Company	920	15,640
Ashmore Group PLC	2,022	4,418
Aspen Insurance Holdings, Ltd.	1,200	26,952
Asset Acceptance Capital Corp. *	200	1,062
Assicurazioni Generali SpA	3,991	68,392
Associated Banc Corp.	2,300	35,512
Associated International Hotels *	2,000	3,173
Assurant, Inc.	700	15,246
Astoria Financial Corp.	900	8,271
Australia and New Zealand
Banking Group, Ltd.	10,775	117,742
Australian Infrastructure Fund	8,459	9,733
Australian Stock Exchange, Ltd.	1,113	22,693
Australian Wealth Management, Ltd.	3,779	2,450
Avatar Holdings, Inc. *	100	1,498
Aviva PLC	30,578	94,823
Awa Bank, Ltd.	2,000	12,184
Axa Asia Pacific Holdings, Ltd.	5,801	13,741
AXA Group SA	4,733	56,808

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
AXA-Sponsored ADR	4,400	$52,712
Axis Bank, Ltd.	1,198	9,802
Axis Capital Holdings, Ltd.	1,500	33,810
Ayala Land, Inc.	72,000	8,499
Azimut Holding SpA *	1,428	7,623
Babcock & Brown Wind Partners, Ltd	6,731	4,414
Baloise Holding AG	620	39,626
Banca Carige SpA	10,812	35,418
Banca Italease SpA *	1,059	2,070
Banca Monte dei Paschi Siena SpA	29,923	41,374
Banca Popolare dell'Etruria e del Lazio SpA	1,989	9,233
Banca Popolare di Milano SpA	6,389	31,778
BancFirst Corp.	200	7,280
Banche Popolari Unite SpA	7,953	87,572
Banco Bilbao Vizcaya Argentaria SA, ADR	9,700	78,861
Banco Bilbao Vizcaya Argentaria SA	7,614	61,801
Banco BPI SA	4,926	9,846
Banco Bradesco SA, ADR	5,800	57,420
Banco Bradesco SA	2,900	24,190
Banco Comercial dos Acores SA * (a)	43,744	35,876
Banco Compartamos SA de CV, ADR	4,200	7,857
Banco de Chile	500	17,815
Banco de Credito e Inversiones	614	11,272
Banco de Sabadell SA (a)	13,673	68,625
Banco de Valencia SA	2,525	20,948
Banco di Desio e della Brianza SpA	669	3,904
Banco do Brasil SA	2,200	15,999
Banco Espanol de Credito SA	2,025	16,190
Banco Espirito Santo SA	3,290	12,839
Banco Guipuzcoano SA	942	6,133
Banco Itau Holding Financeira SA, ADR	5,650	61,472
Banco Pastor SA	1,947	10,755
Banco Popolare Societa Cooperativa	6,602	30,299
Banco Popular Espanol SA (a)	12,203	77,248
Banco Santander Central Hispano SA	28,463	196,246
Banco Santander Central Hispano
SA-Sponsored ADR (a)	18,329	126,470
Banco Santander Chile SA, ADR	300	10,305
BancorpSouth, Inc. (a)	1,500	31,260
BancTrust Financial Group, Inc. (a)	900	5,697
Bangkok Bank PCL, Foreign Shares	2,900	6,136
Bangkok Bank PCL, NVDR	3,700	7,771
Bank Central Asia Tbk PT	35,500	9,514
Bank Coop AG	219	13,375
Bank Danamon Indonesia Tbk PT	17,500	4,744
Bank Hapoalim, Ltd. *	12,270	22,611
Bank Leumi Le-Israel, Ltd.	6,563	13,114
Bank Mandiri Tbk PT	33,500	6,345
Bank Millennium SA	3,042	1,578
Bank Mutual Corp.	400	3,624
Bank of America Corp.	21,745	148,301
Bank of Ayudhya PCL, NVDR	31,800	7,833
Bank of China, Ltd.	135,000	44,931
Bank of Communications Company, Ltd.,
Class H	42,000	29,251
Bank of East Asia, Ltd.	12,996	25,145
Bank of Florida Corp. *	700	2,632

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Bank of Greece SA	162	$9,049
Bank of Hawaii Corp.	500	16,490
Bank of Ireland	2,000	5,300
Bank of Iwate, Ltd.	100	4,766
Bank of Kyoto, Ltd.	4,000	33,973
Bank of Montreal	6,330	165,630
Bank of Nagoya, Ltd.	3,000	12,632
Bank of New York Mellon Corp.	5,850	165,263
Bank of Nova Scotia	4,600	113,358
Bank of Okinawa, Ltd.	100	3,079
Bank of Piraeus SA	4,551	30,241
Bank of Queensland, Ltd.	3,763	22,106
Bank of Saga, Ltd.	3,000	9,961
Bank of the Ozarks, Inc.	200	4,616
Bank of the Ryukyus, Ltd. *	900	7,479
Bank Pan Indonesia Tbk PT *	104,500	4,872
Bank Pekao SA	521	12,547
Bank Rakyat Indonesia Tbk PT	15,000	5,467
Bank Sarasin & Compagnie AG, Series B	196	4,125
Bank Zachodni WBK SA	124	2,434
BankFinancial Corp.	900	8,973
Bankinter SA, ADR	4,079	43,158
Banque Cantonale Vaudoise, Series B *	72	23,871
Banque Nationale de Belgique	4	11,685
Barclays PLC, SADR	16,000	136,000
Basler Kantonalbank	94	9,498
BB&T Corp. (a)	3,700	62,604
Beazley Group PLC	5,215	6,414
Bendigo Bank, Ltd.	5,113	29,068
Beneficial Mutual Bancorp, Inc. *	1,600	15,760
Berkshire Hill Bancorp, Inc.	200	4,584
Berner Kantonalbank *	51	10,642
BlackRock, Inc.	800	104,032
BM&F BOVESPA SA *	18,800	56,973
BNP Paribas SA	4,785	197,412
BOC Hong Kong Holdings, Ltd.	18,500	18,995
BOK Financial Corp. (a)	900	31,095
Bolsas y Mercados Espanoles	827	19,126
Boston Private Financial Holdings, Inc.	1,106	3,882
BR Malls Participacoes SA *	1,700	10,553
BRE Bank SA *	78	2,361
Brewin Dolphin Holdings PLC	5,752	9,723
Brit Insurance Holdings PLC	5,430	14,040
Broadridge Financial Solutions, Inc.	1,200	22,332
Brookline Bancorp, Inc.	900	8,550
Brown & Brown, Inc.	1,200	22,692
Busan Bank	730	3,147
Cabcharge Australia, Ltd.	479	2,014
Canaccord Capital, Inc.	2,300	9,851
Canadian Imperial Bank of Commerce	3,100	112,808
Canadian Western Bank	1,000	8,249
Capital & Regional PLC	453	111
Capital City Bank Group, Inc.	200	2,292
Capital One Financial Corp.	1,800	22,032
Capital Southwest Corp.	100	7,639
Capitaland, Ltd.	18,000	27,601

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Capitol Bancorp, Ltd.	900	$3,735
Capitol Federal Financial	300	11,343
Cass Information Systems, Inc.	100	3,243
Cathay Financial Holdings Company, Ltd.	20,450	17,621
Cathay General Bancorp (a)	700	7,301
Cathay Real Estate Development
Company, Ltd.	42,000	11,299
Catlin Group, Ltd.	4,687	21,022
CB Richard Ellis Group, Inc. *	1,100	4,433
Central Pacific Financial Corp.	200	1,120
Century Leasing System, Inc.	1,300	7,775
Challenger Financial Services Group, Ltd.	12,443	12,615
Chang Hwa Commercial Bank, Ltd.	29,000	9,771
Charles Schwab Corp.	4,400	68,200
Chemical Financial Corp.	200	4,162
Chesnara PLC	4,579	8,745
Cheung Kong Holdings, Ltd.	7,000	60,332
Chiba Bank, Ltd.	7,000	34,892
Chiba Kogyo Bank, Ltd. *	700	6,892
China CITIC Bank	78,000	29,623
China Construction Bank	131,000	74,366
China Development Financial Holdings Corp.	102,250	20,343
China Everbright, Ltd.	10,000	15,492
China Insurance International Holdings
Company, Ltd.	7,000	11,254
China Life Insurance Company, Ltd., SADR (a)	1,600	78,784
China Life Insurance Company, Ltd. *	23,000	7,508
China Merchants Bank Company, Ltd.	12,000	20,815
China Overseas Land & Investment, Ltd.	30,960	48,683
China Resources Land, Ltd.	12,000	18,826
Chinatrust Finance Holding Company, Ltd.	66,010	24,213
Chubb Corp.	1,700	71,944
Chugoku Bank, Ltd.	2,000	25,653
Chukyo Bank, Ltd.	3,000	9,807
CI Financial Corp.	800	8,877
CIGNA Corp.	2,700	47,493
Cincinnati Financial Corp.	1,900	43,453
CIT Group, Inc. (a)	5,000	14,250
Citigroup, Inc. (a)	10,849	27,448
Citizens Republic Banking Corp., Inc. *	500	775
Citizens, Inc., Class A *	300	2,181
City Developments, Ltd.	6,000	20,196
City Holding Company	400	10,916
City National Corp.	700	23,639
Clifton Savings Bancorp, Inc.	500	5,000
Close Brothers Group PLC	2,056	15,823
CME Group, Inc.	500	123,195
CNA Financial Corp.	2,300	21,068
CNA Surety Corp. *	1,100	20,284
CNP Assurances SA	440	27,749
Cohen & Steers, Inc. (a)	300	3,348
Colonial Bancgroup, Inc.	2,200	1,980
Columbia Banking System, Inc.	200	1,280
Comerica, Inc.	2,000	36,620
Commerce Asset Holdings BHD	9,400	17,682
Commerce Bancshares, Inc.	615	22,325
Commerzbank AG	2,450	13,033

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Commonwealth Bank of Australia, Ltd.	6,717	$161,252
Community Bank Systems, Inc.	400	6,700
Community Trust Bancorp, Inc.	300	8,025
Corpbanca SA, SADR	100	2,075
Corpbanca SA	1,716,005	7,160
Corporacion Mapfre SA (a)	14,885	32,595
Corus Bankshares, Inc. *	300	81
Country Garden Holdings Company, Ltd.	64,000	16,816
Credit Agricole SA	5,191	57,275
Credit Saison Company, Ltd.	3,000	29,754
Credit Suisse Group AG, SADR (a)	8,300	253,067
Credit Suisse Group AG	1,585	48,260
Credito Artigiano SpA	655	1,753
Credito Bergamasco SpA *	332	12,158
Credito Emiliano SpA	1,652	6,794
Criteria Caixacorp SA	7,076	22,819
Cullen Frost Bankers, Inc.	400	18,776
CVB Financial Corp. (a)	900	5,967
Cyrela Brazil Realty SA	1,400	5,540
D. Carnegie & Company AB * (e)(h)	700	0
Daegu Bank	2,970	15,831
Daewoo Securities Company, Ltd. *	1,760	23,619
Dah Sing Banking Group, Ltd.	12,000	6,589
Dah Sing Financial Group	800	1,561
Daisan Bank, Ltd.	1,000	2,994
Daishi Bank, Ltd.	5,000	19,767
Daishin Securities Company, Ltd. *	870	10,818
Daito Trust Construction Company, Ltd.	400	13,485
Daiwa Securities Group, Inc.	15,000	66,475
Danske Bank AS *	1,778	14,976
DBS Group Holdings, Ltd.	9,000	50,175
Delphi Financial Group, Inc.	300	4,038
Den Norske Bank ASA	7,681	34,458
Deutsche Bank AG	3,200	130,080
Deutsche Boerse AG	943	56,576
Deutsche Postbank AG	201	3,185
Deutsche Wohnen AG *	538	8,122
Development Securities PLC	800	2,763
Dexia SA	972	3,351
Dime Community Bancshares	400	3,752
Discover Financial Services	6,000	37,860
Discovery Holdings, Ltd., ADR	3,521	9,313
DLF, Ltd.	741	2,451
Donegal Group, Inc.	200	3,074
Dongbu Insurance Company, Ltd. *	320	4,816
Duff & Phelps Corp. *	200	3,150
DVB Bank AG	130	4,395
E*TRADE Financial Corp. *	4,700	6,016
E.Sun Financial Holding Company, Ltd.	19,760	4,842
East West Bancorp, Inc.	700	3,199
Eaton Vance Corp.	900	20,565
Echo Investment SA *	5,340	3,753
EFG Eurobank Ergas SA	4,786	27,646
EFG International, ADR	308	2,294
eHealth, Inc. *	200	3,202
Ehime Bank, Ltd.	1,000	2,664

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Eighteenth Bank, Ltd.	1,000	$3,440
Employers Holdings, Inc.	600	5,724
Encore Bancshares, Inc. *	200	1,774
Encore Capital Group, Inc. *	200	906
Endurance Specialty Holdings, Ltd.	1,100	27,434
Enstar Group, Ltd. *	200	11,264
Enterprise Financial Services Corp.	100	976
EON Capital BHD	8,300	6,103
Erie Indemnity Company, Class A	800	27,344
Erste Bank der Oesterreichischen
Sparkassen AG	779	13,195
ESSA Bancorp, Inc.	200	2,662
Euler Hermes SA	271	8,946
Evercore Partners, Inc.	700	10,815
Everest Re Group, Ltd.	800	56,640
Evolution Group PLC	6,137	8,489
F&C Asset Management PLC	991	814
F.N.B. Corp.	1,100	8,437
Fairfax Financial Holdings, Ltd.	200	51,713
FBD Holdings PLC - London Exchange	77	510
FBL Financial Group, Inc., Class A	200	830
Federal Bank, Ltd.	3,403	9,293
Federated Investors, Inc., Class B	1,200	26,712
Fidelity National Financial, Inc., Class A	2,400	46,824
Fidelity National Information Services, Inc.	2,200	40,040
Fifth Third Bancorp (a)	5,800	16,936
Financial Federal Corp.	200	4,236
Fionia Bank A/S *	550	3,139
First Acceptance Corp. *	800	1,936
First American Corp.	1,200	31,812
First BanCorp (PR)	2,000	8,520
First Busey Corp.	200	1,552
First Commonwealth Financial Corp.	700	6,209
First Community Bancshares, Inc.	100	1,167
First Financial BanCorp	300	2,859
First Financial Bankshares, Inc.	300	14,451
First Financial Corp.	200	7,380
First Financial Holding Company, Ltd.	51,108	23,633
First Financial Holdings, Inc.	100	765
First Horizon National Corp.	2,613	28,062
First Merchants Corp.	300	3,237
First Mercury Financial Corp. *	200	2,888
First Midwest Bancorp, Inc.	300	2,577
First Niagara Financial Group, Inc.	1,300	14,170
First Security Group, Inc.	300	1,011
First South Bancorp, Inc. (a)	600	6,372
FirstMerit Corp.	1,300	23,660
FirstRand, Ltd.	17,874	22,786
Flagstone Reinsurance Holdings, Ltd.	1,100	8,569
Flughafen Wien AG	263	7,683
Flushing Financial Corp.	800	4,816
Fondiaria-Sai SpA	785	9,175
Forest City Enterprises, Inc., Class A	700	2,520
Fortis Group SA	2,414	4,411
Franklin Resources, Inc.	1,000	53,870
Friends Provident Ethical Investment
Trust PLC	37,352	37,037

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Frontier Financial Corp. (a)	300	$330
Fubon Group Company, Ltd.	21,000	12,694
Fuhwa Financial Holdings Company, Ltd.	28,000	12,821
Fukui Bank, Ltd.	2,000	6,319
Fukuoka Financial Group, Inc.	9,000	27,710
Fulton Financial Corp.	3,400	22,542
Gafisa SA	1,500	7,533
GAMCO Investors, Inc., Class A	100	3,265
GEK Group of Companies SA	925	4,617
Geniki Bank SA *	1,776	2,457
Genworth Financial, Inc., Class A	3,800	7,220
German American Bancorp	200	2,390
Getin Holding SA *	2,198	2,545
GFI Group, Inc.	500	1,605
Glacier Bancorp, Inc.	1,200	18,852
Goldcrest Company, Ltd.	170	3,768
Goldman Sachs Group, Inc.	2,500	265,050
Great Eagle Holdings, Ltd,	4,000	5,265
Great Southern Bancorp, Inc.	200	2,802
Great-West Lifeco, Inc.	1,800	25,284
Greek Postal Savings Bank SA	615	3,106
Greene County Bancshares, Inc.	200	1,760
Greenhill & Company, Inc.	200	14,770
Greenlight Capital Re, Ltd., Class A *	600	9,582
Greentown China Holdings, Ltd.	18,500	8,128
Grenkeleasing AG	302	8,411
Grupo Catalana Occidente SA	346	4,091
Grupo Financiero Banorte SA de CV	19,200	25,469
Grupo Financiero Inbursa SA de CV	4,783	12,325
GSD Holding AS *	8,585	1,754
Guangzhou R&F Properties Company, Ltd., H
Shares	13,600	15,824
Gunma Bank	4,000	21,765
Hallmark Financial Services, Inc. *	1,100	7,623
Hana Financial Group, Inc.	1,350	20,569
Hancock Holding Company	500	15,640
Hang Lung Group, Ltd.	7,000	21,502
Hang Lung Properties, Ltd.	7,000	16,558
Hang Seng Bank, Ltd.	1,900	19,236
Hannover Rueckversicherung AG	997	31,757
Hanover Insurance Group, Inc.	1,000	28,820
Hanwha Securities Company, Ltd. *	1,440	9,173
Hargreaves Lansdown PLC	1,126	3,317
Harleysville Group, Inc.	300	9,543
Harleysville National Corp.	200	1,212
Harris & Harris Group, Inc. *	1,600	5,920
Hartford Financial Services Group, Inc.	1,600	12,560
HCC Insurance Holdings, Inc.	1,600	40,304
HDFC Bank Ltd	300	18,279
Heartland Financial USA, Inc. (a)	100	1,354
Helical Bar PLC	514	2,117
Helvetia Patria Holding AG	85	18,101
Henderson Group PLC	3,377	3,956
Henderson Land Development Company, Ltd.	13,000	49,739
Heritage Commerce Corp.	200	1,050
Higashi-Nippon Bank, Ltd.	3,000	8,124

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Higo Bank, Ltd.	2,000	$11,589
Hilltop Holdings, Inc. *	1,200	13,680
Hiscox PLC	4,532	20,052
Hokuetsu Bank, Ltd.	5,000	8,355
Hokuhoku Financial Group, Inc.	13,000	23,860
Home Bancshares, Inc.	208	4,154
Home Capital Group, Inc.	700	13,875
Home Federal Bancorp, Inc.	200	1,746
Hong Kong Exchange & Clearing, Ltd.	3,900	36,731
Hong Leong Bank BHD	2,800	4,115
Hong Leong Credit BHD	6,300	8,093
Hopewell Holdings, Ltd.	6,000	15,685
Hopson Development Holdings, Ltd., GDR	6,000	3,983
HSBC Holdings PLC-Sponsored ADR (a)	17,990	507,678
Hua Nan Financial Holdings Company, Ltd.	11,220	5,900
Hudson City Bancorp, Inc.	6,600	77,154
Humana, Inc. *	2,100	54,768
Huntington Bancshares, Inc. (a)	3,100	5,146
Hyakujushi Bank, Ltd.	4,000	18,909
Hyundai Marine & Fire
Insurance Company, Ltd. *	1,210	11,084
Hyundai Securities Company, Ltd. *	2,490	20,708
IBERIABANK Corp.	200	9,188
ICAP PLC	5,579	24,295
ICICI Bank, Ltd., SADR	2,300	30,567
IGB Corp. BHD	24,500	9,068
IGM Financial, Inc.	700	16,884
Iguatemi Empresa de Shopping Centers SA	1,300	8,042
Independence Holding Company	200	1,002
Independent Bank Corp.	200	2,950
Indiabulls Financial Services, Ltd.	4,590	8,208
Indiabulls Real Estate, Ltd. *	4,034	7,979
Industrial & Commercial Bank of China, Ltd.	161,000	83,260
Industrial Alliance Insurance and Financial
Services, Inc.	1,500	23,592
Industrial and Commercial Bank of China
Asia, Ltd. *	8,000	8,487
Industrial Bank of Korea *	3,270	16,375
Industrial Development Bank of India, Ltd.	6,889	6,189
Infrastructure Development Finance
Company, Ltd.	9,626	10,302
Infratil, Ltd.	9,617	8,011
ING Canada, Inc.	1,100	31,409
ING Groep NV, SADR	3,900	21,216
Integra Bank Corp.	200	378
IntercontinentalExchange, Inc. *	300	22,341
Intermediate Capital Group PLC	1,123	4,837
International Bancshares Corp. (a)	1,600	12,480
International Personal Finance PLC	7,393	9,529
Intesa Sanpaolo SpA	16,139	44,390
Intrum Justitia AB	200	1,312
Invesco, Ltd.	4,300	59,598
Investec PLC	6,694	28,028
Investec, Ltd.	1,608	6,602
Investment Technology Group, Inc. *	900	22,968
Investors Bancorp, Inc. *	1,300	11,011
IPC Holdings, Ltd.	1,000	27,040

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Israel Discount Bank, Ltd.	4,826	$3,606
IVG Immobilien AG	981	5,893
Iyo Bank, Ltd.	1,000	10,142
Janus Capital Group, Inc.	1,300	8,645
Jardine Lloyd Thompson Group PLC	1,381	8,674
Jefferies Group, Inc.	2,100	28,980
Jeudan A/S	128	9,990
JHSF Participacoes SA *	2,000	1,293
Jones Lang LaSalle, Inc.	500	11,630
Joyo Bank, Ltd.	5,000	23,185
JPMorgan Chase & Company	22,979	610,782
JSE, Ltd. *	1,882	8,846
Julius Baer Holding AG	1,704	41,869
Juroku Bank, Ltd.	3,000	10,060
Jyske Bank AS *	594	13,557
Kagawa Bank, Ltd.	1,000	4,214
Kagoshima Bank, Ltd.	2,000	14,011
Kasikornbank PCL - Foreign Shares	7,700	9,816
KB Financial Group, Inc., ADR *	2,200	53,350
KBC Bancassurance Holding NV	2,417	39,046
KBW, Inc. *	300	6,105
Kearny Financial Corp.	500	5,240
Keiyo Bank, Ltd.	4,000	16,302
Kenedix, Inc.	4	393
Keppel Land, Ltd.	3,000	2,864
Kerry Properties, Ltd.	8,000	19,343
KeyCorp	6,200	48,794
King's Town Bank *	36,000	5,940
Kingsway Financial Services, Inc.	1,600	3,071
Kita-Nippon Bank, Ltd.	100	2,948
Kiyo Holdings, Inc.	11,000	13,779
KLCC Property Holdings BHD	12,100	9,954
Knight Capital Group, Inc. *	1,300	19,162
Komercni Banka AS	166	16,777
Korea Exchange Bank	2,530	11,500
Korea Investment Holdings Company, Ltd. *	760	16,534
Korean Reinsurance Company, Ltd. *	360	2,784
Kotak Mahindra Bank, Ltd.	2,165	11,920
Kowloon Development Company, Ltd.	7,000	2,882
Kredyt Bank SA	1,216	2,115
Krung Thai Bank PCL	42,800	5,479
KWG Property Holding, Ltd.	39,500	11,397
Lakeland Bancorp, Inc.	200	1,606
Lakeland Financial Corp.	400	7,676
Laurentian Bank of Canada	300	6,329
Legacy Bancorp, Inc.	100	957
Legal & General Group PLC	91,159	56,126
Legg Mason, Inc.	300	4,770
Lend Lease Corp.	6,657	30,232
LeoPalace21 Corp.	1,800	10,762
Liberty Holdings, Ltd.	418	2,780
LIC Housing Finance, Ltd.	1,786	7,950
Life Partners Holdings, Inc.	125	2,133
LIG Non-Life Insurance Company, Ltd. *	180	1,761
Lincoln National Corp.	1,300	8,697
Lippo Karawaci Tbk PT *	50,000	3,644

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Lloyds TSB Group PLC, SADR	3,500	$14,105
Lloyds TSB Group PLC	7,286	7,377
Loews Corp.	2,565	56,687
London Stock Exchange Group PLC	2,596	20,990
Luzerner Kantonalbank AG	38	8,012
M&T Bank Corp. (a)	1,400	63,336
Macatawa Bank Corp.	300	1,110
Macquarie Airports, Ltd.	7,911	9,987
Macquarie Communications
Infrastructure Group, Ltd.	4,983	7,947
Macquarie Group, Ltd.	3,214	60,520
Macquarie Korea Infrastructure Fund	3,442	11,104
MainSource Financial Group, Inc.	700	5,628
Malayan Banking BHD	10,100	10,705
Malaysian Plantations BHD	11,800	5,475
Man Group PLC, ADR	21,288	66,712
Marfin Financial Group SA Holdings *	9,966	36,113
Markel Corp. *	100	28,388
MarketAxess Holdings, Inc. *	300	2,292
Marlin Business Services Corp. *	1,200	4,704
Marsh & McLennan Companies, Inc.	2,300	46,575
Marshall & Ilsley Corp.	2,200	12,386
Max Capital Group, Ltd.	800	13,792
MB Financial, Inc.	400	5,440
MBIA, Inc. *	3,800	17,404
Meadowbrook Insurance Group, Inc.	1,800	10,980
Medallion Financial Corp.	300	2,223
Mediobanca SpA	8,284	70,206
Mediolanum SpA	2,587	8,916
Mega Financial Holding Company, Ltd.	43,000	15,427
Mercer Insurance Group, Inc.	600	8,574
Mercury General Corp.	1,000	29,700
MetLife, Inc.	4,100	93,357
Metropolitan Holdings, Ltd.	3,767	4,170
MF Global, Ltd. * (a)	1,700	7,191
Michinoku Bank, Ltd.	5,000	12,737
Midland Holdings, Ltd.	28,000	9,292
Milano Assicurazioni SpA	1,886	4,337
Mirae Asset Securities Company, Ltd. *	306	15,892
Mitsubishi Estate Company, Ltd.	4,000	45,377
Mitsubishi UFJ Financial Group, Inc.	45,447	223,905
Mitsui Sumitomo Insurance Group
Holdings, Inc.	2,100	49,476
Mitsui Trust Holdings, Inc.	11,000	34,216
Miyazaki Bank, Ltd.	3,000	12,224
Mizuho Financial Group, Inc.	31,200	60,926
Mizuho Investors Securities Company, Ltd. *	13,000	11,086
Mizuho Trust & Banking Company, Ltd.	9,000	8,389
MLP AG	914	9,568
Mobimo Holding AG *	62	7,925
Montpelier Re Holdings, Ltd.	1,100	14,256
Morgan Stanley	5,690	129,561
Muenchener Rueckversicherungs-
Gesellschaft AG	1,201	146,241
Musashino Bank, Ltd.	500	15,528
Nagano Bank, Ltd.	5,000	12,505
Nara Bancorp, Inc.	200	588

The accompanying notes are an integral part of the financial statements.
89

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
NASDAQ OMX Group, Inc. *	1,300	$25,454
National Australia Bank, Ltd.	9,572	133,619
National Bank of Canada	1,700	54,285
National Bank of Greece SA	5,823	88,449
National Interstate Corp.	200	3,382
National Penn Bancshares, Inc.	1,000	8,300
Natixis	15,793	26,801
Navigators Group, Inc. *	200	9,436
NBT Bancorp, Inc.	300	6,492
NEC Leasing, Ltd.	1,000	6,827
Nedbank Group, Ltd.	1,810	16,267
Nelnet, Inc., Class A *	800	7,072
New World China Land, Ltd.	35,600	12,158
New World Development Company, Ltd.	34,492	34,431
New York Community Bancorp, Inc.	5,100	56,967
NewAlliance Bancshares, Inc.	1,500	17,610
NewStar Financial, Inc. *	1,100	2,552
NH Investment & Securities Company, Ltd. *	1,580	8,348
NIPPONKOA Insurance Company, Ltd.	3,000	17,370
Nishi-Nippon City Bank, Ltd.	12,000	26,284
Nissay Dowa General Insurance Company,
Ltd.	2,000	7,705
Nomura Holdings, Inc.	8,900	45,150
Nomura Real Estate Holdings, Inc.	400	6,102
Nordea Bank AB	9,810	48,812
Northern Trust Corp.	900	53,838
Northfield Bancorp, Inc.	900	9,837
Northwest Bancorp, Inc.	400	6,760
Novae Group PLC	890	4,402
NRMA Insurance Group, Ltd.	16,163	39,255
NYSE Euronext	3,200	57,280
OceanFirst Financial Corp.	200	2,044
Ocwen Financial Corp. *	1,800	20,574
Odontoprev SA *	100	991
Odyssey Re Holdings Corp.	500	18,965
Ogaki Kyoritsu Bank, Ltd.	4,000	18,442
Oita Bank, Ltd.	3,000	16,700
Okasan Holdings, Inc.	3,000	10,844
Old Mutual PLC	77,959	58,038
Old National Bancorp	1,100	12,287
Old Republic International Corp.	3,500	37,870
Old Second Bancorp, Inc. (a)	200	1,270
OneBeacon Insurance Group, Ltd.	300	2,898
Onex Corp.	1,200	14,734
optionsXpress Holdings, Inc.	400	4,548
Oritani Financial Corp. *	490	6,860
OTP Bank Rt. * (a)	2,245	18,915
Oversea-Chinese Banking Corp., Ltd.	14,000	44,631
Pacific Capital Bancorp	1,400	9,478
PacWest Bancorp	800	11,464
Park National Corp.	300	16,725
PartnerRe, Ltd.	700	43,449
Partners Group Holding AG	72	4,323
Paypoint PLC	1,405	7,310
PDG Realty SA Empreendimentos e
Participacoes	1,400	7,809
Penson Worldwide, Inc. *	200	1,286

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Peoples Bancorp, Inc.	100	$1,298
People's United Financial, Inc.	3,000	53,910
Peregrine Holdings, Ltd.	3,334	2,026
Perpetual Trust of Australia, Ltd.	596	11,178
Phoenix Companies, Inc.	1,700	1,989
PICC Property & Casualty Company, Ltd.,
Class H *	34,000	18,506
Piccolo Credito Valtellinese SCRL	2,715	21,994
Pierre & Vacances SA	194	10,023
Ping An Insurance Group Company of China,
Ltd.	6,000	35,833
Pinnacle Financial Partners, Inc. *	200	4,742
Platinum Asset Mangement, Ltd.	4,352	10,085
Platinum Underwriters Holdings, Ltd.	1,000	28,360
PNC Financial Services Group, Inc.	2,500	73,225
Pohjola Bank PLC (a)	1,443	8,483
Portfolio Recovery Associates, Inc. *	200	5,368
Porto Seguro SA *	1,300	6,674
Power Corp. of Canada	4,600	71,693
Power Financial Corp.	2,200	35,911
Powszechna Kasa Oszczednosci Bank
Polski SA	1,863	11,521
Presidential Life Corp.	300	2,337
Principal Financial Group, Inc.	1,300	10,634
PrivateBancorp, Inc.	900	13,014
ProAssurance Corp. *	500	23,310
Progressive Corp. *	2,700	36,288
Prosperity Bancshares, Inc.	600	16,410
Protective Life Corp.	900	4,725
Proton Bank SA	1,023	723
Provident Bankshares Corp.	200	1,410
Provident Financial PLC	1,356	16,248
Provident Financial Services, Inc.	700	7,567
Provident New York Bancorp	300	2,565
Prudential Financial, Inc.	1,000	19,020
Prudential PLC (a)	13,300	131,138
PSG Group, Ltd.	3,779	5,586
QBE Insurance Group, Ltd.	3,329	44,657
Quest Capital Corp.	1,200	676
Quintain Estates & Development PLC	872	105
Radian Group, Inc.	2,700	4,914
Raiffeisen International Bank Holding AG	819	23,062
Rathbone Brothers PLC	756	8,376
Ratos AB *	1,280	19,428
Raymond James Financial, Inc. (a)	1,700	33,490
Realia Business SA	3,816	9,783
Regions Financial Corp.	6,200	26,412
Regus PLC	6,222	6,545
Reinsurance Group of America, Inc.	1,100	35,629
Reliance Capital, Ltd.	1,618	11,430
RenaissanceRe Holdings, Ltd.	600	29,664
Renasant Corp.	600	7,536
Rensburg Sheppards PLC	600	3,439
Republic First Bancorp, Inc. *	1,100	7,843
Resona Holdings, Inc.	2,000	26,964
RHB Capital BHD	8,200	7,976
Riskmetrics Group, Inc. *	700	10,003

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
RLI Corp.	400	$20,080
Rockville Financial, Inc.	200	1,820
Roma Financial Corp.	200	2,590
Royal & Sun Alliance PLC	38,314	71,447
Royal Bank of Canada	6,439	187,838
Royal Bank of Scotland Group PLC * (h)	16,658	0
Royal Bank of Scotland Group PLC *	38,869	13,700
Ruentex Development Company, Ltd.	17,000	11,184
S & T Bancorp, Inc.	400	8,484
S.Y. Bancorp, Inc.	100	2,430
Safety Insurance Group, Inc.	200	6,216
Sampo Oyj, A Shares	4,398	64,850
Samsung Card Company, Ltd.	600	13,741
Samsung Fire & Marine
Insurance Company, Ltd. *	121	14,092
Samsung Securities Company, Ltd. *	305	12,831
Sanders Morris Harris Group, Inc.	1,100	4,290
Sandy Spring Bancorp, Inc.	300	3,348
Sanlam, Ltd.	22,175	39,447
Santam, Ltd.	1,309	10,566
Sapporo Hokuyo Holdings, Inc.	5,200	14,745
SCBT Financial Corp.	100	2,090
Schroders PLC	2,090	23,692
Schroders PLC	1,391	13,630
Schweizerhall Holding AG	47	6,316
Schweizerische
National-Versicherungs-Gesellschaft AG *	23	10,146
SCOR SE	2,451	50,367
SeaBright Insurance Holdings, Inc. *	200	2,092
SEI Investments Company	2,400	29,304
Selective Insurance Group, Inc.	600	7,296
Seoul Securities Company, Ltd. *	12,630	9,214
Shenzhen Investment, Ltd.	14,000	3,446
Shiga Bank, Ltd.	4,000	21,879
Shikoku Bank, Ltd.	1,000	3,922
Shimao Property Holdings, Ltd., GDR	23,500	20,543
Shimizu Bank, Ltd.	100	4,137
Shin Kong Financial Holding Company, Ltd.	26,249	7,547
Shinhan Financial Group Company, Ltd.,
SADR *	1,100	39,611
Shinko Securities Company, Ltd.	6,000	11,844
Shinsei Bank, Ltd. *	24,000	24,387
Shinyoung Securities Company, Ltd. *	260	6,874
Shizuoka Bank, Ltd.	4,000	36,274
Shriram Transport Finance Company, Ltd.	2,183	7,941
Shui On Land, Ltd.	11,500	4,039
Shun Tak Holdings, Ltd.	18,000	5,622
Siam City Bank PCL *	40,100	8,932
Siam Commercial Bank PCL	2,300	3,534
Sierra Bancorp	100	973
Signature Bank *	400	11,292
Simmons First National Corp., Class A	200	5,038
Singapore Exchange, Ltd.	5,000	16,801
Singapore Land, Ltd.	4,000	8,378
Sino Land Company, Ltd.	18,000	18,057
Sino-Ocean Land Holdings, Ltd.	53,500	35,202
SinoPac Holdings Company, Ltd.	114,000	22,752

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Skandinaviska Enskilda Banken AB, Series A (a)	4,069	$12,778
SLM Corp. *	2,600	12,870
SM Investments Corp.	2,050	8,439
SNS Reaal	467	1,647
Societa' Cattolica di Assicurazioni SCRL	605	14,203
Societe Generale	2,923	114,339
Sompo Japan Insurance, Inc.	10,000	52,415
Sony Financial Holdings, Inc.	2	5,394
South Financial Group, Inc.	600	660
Southside Bancshares, Inc.	100	1,890
Southwest Bancorp, Inc.	200	1,876
SP Setia BHD	10,400	7,969
Spar Nord Bank A/S	600	4,500
Sparebanken Midt-Norge ASA	240	866
Spark Infrastructure Group	6,753	4,759
St James's Place PLC	895	2,140
St. Galler Kantonalbank	37	11,944
St. Modwen Properties PLC	689	923
Stancorp Financial Group, Inc.	600	13,668
Standard Bank Group, Ltd.	5,388	45,216
Standard Chartered PLC	20,249	251,438
Standard Life PLC	27,391	65,233
State Auto Financial Corp.	900	15,840
State Bancorp, Inc.	200	1,540
State Bank Of India	260	5,418
State Street Corp.	1,700	52,326
StellarOne Corp.	200	2,382
Sterling Bancorp	200	1,980
Sterling Bancshares, Inc.	600	3,924
Sterling Financial Corp.	300	621
Stewart Information Services Corp.	200	3,900
Stifel Financial Corp. *	350	15,159
Storebrand ASA	8,567	26,567
Student Loan Corp.	300	13,032
Suffolk Bancorp	100	2,599
Sumitomo Mitsui Financial Group, Inc.	2,000	70,423
Sumitomo Real Estate Sales Company, Ltd.	300	8,745
Sumitomo Realty &
Development Company, Ltd.	2,000	22,345
Sumitomo Trust & Banking Company, Ltd.	15,000	58,077
Sun Bancorp, Inc., New Jersey *	300	1,557
Sun Hung Kai & Company, Ltd.	14,000	7,967
Sun Hung Kai Properties, Ltd.	7,000	62,947
Sun Life Financial, Inc.	6,400	115,939
Suncorp-Metway, Ltd.	12,180	50,869
SunTrust Banks, Inc.	1,600	18,784
Suruga Bank, Ltd.	3,000	25,028
Susquehanna Bancshares, Inc.	1,100	10,263
SVB Financial Group *	300	6,003
Svenska Handelsbanken AB, Series A	2,595	36,670
Swedbank AB, A shares	1,600	5,331
Swiss Life Holding *	292	20,136
Swiss Re	2,267	37,039
Swissfirst AG	191	6,141
SWS Group, Inc.	800	12,424
Sydbank AS *	1,245	15,881

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Synovus Financial Corp. (a)	3,000	$9,750
T&D Holdings, Inc.	800	19,484
T. Rowe Price Group, Inc.	1,100	31,746
Ta Chong Bank, Ltd. *	15,000	1,789
TAI Cheung Holdings, Ltd.	34,000	11,245
Taichung Commercial Bank	49,000	8,978
Taishin Financial Holdings Company, Ltd.	81,000	13,158
Taiwan Business Bank *	25,000	4,897
Taiwan Cooperative Bank	45,500	21,187
Taiwan Life Insurance Company, Ltd.	20,000	8,540
TCF Financial Corp.	1,300	15,288
TD Ameritrade Holding Corp. *	1,840	25,410
Texas Capital Bancshares, Inc. *	400	4,504
TFS Financial Corp.	1,100	13,343
The 77th Bank, Ltd.	6,000	29,929
The Bank of Yokohama, Ltd.	8,000	34,300
The Hachijuni Bank, Ltd.	5,000	29,170
The Hiroshima Bank, Ltd.	5,000	19,163
The Hokkoku Bank, Ltd.	3,000	10,735
The Hyakugo Bank, Ltd.	4,000	20,573
The Nanto Bank, Ltd.	2,000	10,977
The San-in Godo Bank, Ltd.	3,000	23,155
The St. Joe Company *	1,100	18,414
The Travelers Companies, Inc.	3,600	146,304
The Yachiyo Bank, Ltd.	300	10,546
Thomas Weisel Partners Group, Inc. *	1,600	5,728
TMX Group, Inc.	800	22,684
TOC Company, Ltd.	2,000	7,261
Tochigi Bank, Ltd.	1,000	4,884
Toho Bank, Ltd.	3,000	12,020
Tokai Tokyo Securities Company, Ltd.	5,000	9,040
Tokio Marine Holdings, Inc.	3,100	76,350
Tokushima Bank, Ltd.	1,000	5,450
Tokyo Rakutenchi Company, Ltd.	3,000	11,990
Tokyo Tatemono Company, Ltd.	3,000	7,787
Tokyo Tomin Bank, Ltd.	200	3,122
Tokyu Land Corp.	6,000	16,731
Tomato Bank, Ltd.	5,000	12,296
Tompkins Trustco, Inc.	100	4,300
Tong Yang Investment Bank *	370	2,094
Topdanmark AS *	249	24,512
Torchmark Corp. (a)	600	15,738
Toronto Dominion Bank Ontario	4,800	165,457
Tottori Bank, Ltd.	3,000	8,105
Towa Bank, Ltd. *	12,000	7,641
Tower Australia Group, Ltd.	5,463	8,793
Tower Group, Inc.	200	4,926
TowneBank (a)	500	8,165
Tradestation Group, Inc. *	800	5,280
Transatlantic Holdings, Inc.	1,000	35,670
Trico Bancshares	100	1,674
TrustCo Bank Corp., NY	300	1,806
Trustmark Corp.	700	12,866
TrygVesta AS	312	15,787
Tullett Prebon PLC	2,196	6,609
Turkiye Garanti Bankasi AS *	10,634	15,051

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Turkiye Halk Bankasi AS	1,645	$3,594
Turkiye Is Bankasi AS	4,665	10,468
Turkiye Sinai Kalkinma Bankasi AS *	10,040	4,335
Turkiye Vakiflar Bankasi Tao	20,100	15,175
U.S. Bancorp	6,200	90,582
UBS AG - CHF *	17,570	164,723
UCBH Holdings, Inc.	900	1,359
UMB Financial Corp.	500	21,245
Umpqua Holdings Corp.	1,700	15,402
Unibanco - Uniao de Bancos Brasileiros SA *	7,700	48,960
UniCredito Italiano SpA	17,507	28,814
Union Bank of Taiwan *	49,000	8,427
Union Bankshares Corp.	100	1,385
Unipol Gruppo Finanziario SpA, ADR	8,796	7,788
Uniqa Versicherungen AG	343	7,281
United America Indemnity, Ltd. *	900	3,618
United Bankshares, Inc. (a)	900	15,516
United Community Banks, Inc. (a)	406	1,689
United Financial Bancorp, Inc.	900	11,781
United Fire & Casualty Company	800	17,568
United Industrial Corp, Ltd.	5,000	3,361
United Mizrahi Bank, Ltd.	1,337	6,460
United Overseas Bank, Ltd.	5,000	32,071
Unitrin, Inc.	800	11,184
Universal American Financial Corp. *	800	6,776
Universal Insurance Holdings, Inc.	3,600	13,536
Univest Corp. of Pennsylvania	200	3,500
Unum Group	3,620	45,250
UOL Group, Ltd.	13,000	16,023
Valiant Holding AG	220	38,754
Validus Holdings, Ltd.	1,100	26,048
Valley National Bancorp (a)	1,200	14,844
Van der Moolen Holding NV *	1,420	2,576
Verwaltungs & Privat Bank AG	122	7,148
ViewPoint Financial Group	300	3,609
Virtus Investment Partners, Inc. *	85	553
Vivacon AG	793	2,204
Vontobel Holding AG	286	5,296
W.R. Berkley Corp.	1,400	31,570
Waddell & Reed Financial, Inc., Class A	800	14,456
Washington Federal, Inc.	1,300	17,277
Washington Trust Bancorp, Inc.	100	1,625
Waterland Financial Holding Company	51,000	10,910
Waterstone Financial, Inc. *	200	408
Webster Financial Corp.	700	2,975
Wells Fargo & Company	19,035	271,058
WesBanco, Inc.	400	9,132
West Bancorp.	800	5,960
West Coast Bancorp	700	1,554
WestAmerica Bancorp (a)	400	18,224
Western Alliance Bancorp *	800	3,648
Western Financial Group, Inc.	600	804
Westfield Financial, Inc.	400	3,520
Westpac Banking Corp., Ltd.	4,553	60,122
Westpac Banking Corp	800	53,055
Wheelock and Company, Ltd.	12,000	20,182

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Wheelock Properties (S), Ltd.	14,000	$8,295
Wheelock Properties, Ltd.	15,000	4,946
White Mountains Insurance Group, Ltd.	200	34,382
Whitney Holding Corp.	800	9,160
WHK Group, Ltd.	5,300	3,501
Wiener Staedtische Allgemeine
Versicherung AG	487	13,976
Willis Group Holdings, Ltd.	63	1,386
Wilmington Trust Corp.	1,500	14,535
Wilshire Bancorp, Inc.	200	1,032
Wing Hang Bank, Ltd.	2,500	11,773
Wing Tai Holdings, Ltd.	4,000	1,845
Wintrust Financial Corp.	200	2,460
Woori Investment & Securities Company, Ltd. *	1,310	16,224
World Acceptance Corp. *	100	1,710
Yamagata Bank, Ltd.	3,000	14,337
Yamaguchi Financial Group, Inc.	3,000	28,437
Yamanashi Chuo Bank, Ltd.	3,000	15,763
Yanlord Land Group, Ltd.	12,000	8,838
Yapi ve Kredi Bankasi AS *	4,484	4,609
Zenith National Insurance Corp.	600	14,466
Zions Bancorp	1,044	10,263
Zurich Financial Services AG	1,300	205,456

		20,958,071

Industrial - 9.35%
3M Company	2,500	124,300
A P Moller Maersk AS	5	21,971
A. M. Castle & Company	200	1,784
A.O. Smith Corp.	300	7,554
A/s Dampskibsselskabet Torm	300	2,325
Aalberts Industries NV	526	2,837
Aaon, Inc.	100	1,812
AAR Corp. *	1,000	12,540
ABB, Ltd. *	18,273	254,849
Abengoa SA	391	5,196
ACC, Ltd.	839	9,525
Acciona SA	434	44,642
Achilles Corp.	8,000	10,336
ACS Actividades SA	944	39,155
Actuant Corp., Class A	600	6,198
Acuity Brands, Inc.	300	6,762
Adelaide Brighton, Ltd.	1,798	2,446
Advanced Energy Industries, Inc. *	1,200	9,036
Advantest Corp.	500	7,550
Aeci, Ltd.	2,749	12,771
Aecom Technology Corp. *	700	18,256
Aecon Group, Inc.	200	1,589
Aeroports de Paris	449	23,905
Aerovironment, Inc. *	500	10,450
African Oxygen, Ltd.	1,477	2,493
AGCO Corp. *	1,200	23,520
Agfa Gevaert NV *	729	1,228
Aida Engineering, Ltd.	1,000	2,832
Aircastle, Ltd.	1,100	5,115
Airports of Thailand PLC	3,500	1,579
Aker Kvaerner ASA	400	2,583

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Alamo Group, Inc.	700	$7,462
Albany International Corp., Class A	400	3,620
Alexander & Baldwin, Inc.	1,000	19,030
Alfa Laval AB	2,028	15,339
All America Latina Logistica SA	6,500	27,684
Alliant Techsystems, Inc. *	100	6,698
Alps Electric Company, Ltd.	1,000	3,457
Alstom	1,021	52,945
Altra Holdings, Inc. *	300	1,164
Amada Company, Ltd.	5,000	26,714
Amano Corp.	1,300	10,417
Ambuja Cements, Ltd.	4,724	6,592
Amcor, Ltd.	13,235	40,934
AMEC PLC	4,953	37,824
AMERCO, Inc. *	300	10,059
American Commercial Lines, Inc. *	700	2,219
American Ecology Corp.	100	1,394
American Science & Engineering, Inc.	100	5,580
American Superconductor Corp. *	100	1,731
Ameron International Corp.	100	5,266
AMETEK, Inc.	800	25,016
Ampco-Pittsburgh Corp.	100	1,326
Amphenol Corp., Class A	500	14,245
Amtek Auto, Ltd.	5,200	7,655
Analogic Corp.	200	6,404
Andritz AG	156	4,791
Angpanneforeningen AB, Series B	578	7,519
Anhui Conch Cement Company, Ltd., Class H *	6,000	33,260
Anritsu Corp.	4,000	9,565
Ansaldo STS SpA	342	5,430
Ansell, Ltd.	1,951	11,611
Apogee Enterprises, Inc.	200	2,196
Applied Industrial Technologies, Inc.	800	13,496
AptarGroup, Inc.	744	23,168
Arcadis NV	845	10,188
Argon ST, Inc. *	400	7,588
Arkansas Best Corp.	300	5,706
Armstrong World Industries, Inc. *	800	8,808
Arriva PLC	2,458	13,064
Arrow Electronics, Inc. *	1,700	32,402
Asahi Diamond Industrial Company, Ltd.	2,000	8,499
Asahi Glass Company, Ltd.	12,000	63,707
Asciano Group	9,425	5,972
Asia Cement Corp.	6,360	5,514
Assa Abloy AB, Series B	1,600	14,973
Astec Industries, Inc. *	600	15,738
Asustek Computer, Inc.	22,398	23,617
Atlas Air Worldwide Holdings, Inc. *	100	1,735
Atlas Copco AB, Series A, ADR	3,065	23,014
Atlas Copco AB, Series B, ADR	2,386	16,242
ATS Automation Tooling Systems, Inc. *	3,100	8,827
AU Optronics Corp. ADR	4,683	39,290
Auckland International Airport, Ltd.	10,971	10,704
Aveng, Ltd.	2,595	7,141
Avnet, Inc. *	1,400	24,514
AVX Corp.	2,900	26,332

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Axsys Technologies, Inc. *	100	$4,204
AZZ, Inc. *	100	2,639
Bacou Dalloz SA	182	5,542
Badger Meter, Inc.	100	2,889
BAE Systems PLC	31,567	151,399
Bakrie & Brothers Tbk PT *	182,500	790
Baldor Electric Company	400	5,796
Ball Corp.	400	17,360
Bando Chemical Industries, Ltd.	1,000	2,259
Barco NV	567	8,089
Barnes Group, Inc.	600	6,414
BBA Aviation PLC	3,935	4,666
BE Aerospace, Inc. *	300	2,601
Beijing Capital International Airport Company,
Ltd., Class H	36,000	15,962
Bekaert SA	214	14,453
Belden, Inc.	300	3,753
Bemis Company, Inc.	1,500	31,455
Benchmark Electronics, Inc. *	700	7,840
BES Engineering Corp.	46,000	8,902
Bharat Earth Movers, Ltd.	1,054	7,984
Bharat Electronics, Ltd.	430	7,563
Bharat Forge, Ltd.	4,396	8,473
Bharat Heavy Electricals, Ltd.	616	18,372
BICC PLC	6,324	29,656
Bilfinger Berger AG	493	18,541
Black & Decker Corp.	529	16,695
Blount International, Inc. *	500	2,310
Boart Longyear Group	4,547	399
Bobst Group AG	236	4,817
Bodycote PLC *	1,394	2,480
Boeing Company	2,900	103,182
Bombardier, Inc. *	16,600	38,709
Boral, Ltd.	10,559	26,554
Bouygues SA	2,122	75,830
Brickworks, Ltd.	1,981	13,569
Briggs & Stratton Corp. (a)	600	9,900
Brinks Company	900	23,814
Brinks Home Security Holdings, Inc. *	200	4,520
Bristow Group, Inc. *	400	8,572
Brother Industries, Ltd.	2,200	16,309
Bucher Industries AG	32	2,273
Bucyrus International, Inc., Class A	600	9,108
Builders FirstSource, Inc. * (a)	300	606
Burlington Northern Santa Fe Corp.	2,100	126,315
Buzzi Unicem SpA	1,110	12,450
Bway Holding Company *	300	2,367
BYD Company, Ltd., H Shares *	6,000	11,023
C.H. Robinson Worldwide, Inc.	700	31,927
CAE, Inc.	4,109	24,866
Calgon Carbon Corp. *	900	12,753
Campbell Brothers, Ltd.	1,018	9,677
Canadian National Railway Company	1,700	60,945
Canadian Pacific Railway, Ltd.	2,100	62,494
Carbone Lorraine SA	312	7,199
Cargotec Corp. Oyj, B Shares	270	2,507

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Carillion PLC	5,443	$18,920
Carlisle Companies, Inc.	800	15,704
Carso Infraestructura y Construccion SA de
CV *	23,500	10,701
Cascade Corp.	100	1,763
Casella Waste Systems, Inc., Class A *	200	342
Casio Computer Company, Ltd.	3,800	27,179
Catcher Technology Company, Ltd.	8,200	18,036
Caterpillar, Inc.	2,200	61,512
CCL Industries, Inc., Class B	500	8,288
Celadon Group, Inc. *	300	1,665
Celestica, Inc. *	4,800	16,942
Cementir SpA	447	1,241
Cementos Portland Valderrivas SA	324	7,639
Cemex SA de CV, SADR * (a)	9,329	58,306
Central Glass Company, Ltd.	3,000	8,996
Central Japan Railway Company, Ltd.	4	22,555
Ceradyne, Inc. *	700	12,691
Cersanit-Krasnystaw SA *	2,177	6,828
Chart Industries, Inc. *	100	788
Charter International PLC	2,032	13,282
Checkpoint Systems, Inc. *	200	1,794
Cheil Industries, Inc.	600	16,545
Chemring Group PLC	273	7,422
Cheng Uei Precision Industry Company, Ltd.	10,000	12,880
Cheung Kong Infrastructure Holdings, Ltd.	1,000	3,994
Chi Mei Optoelectronics Corp.	45,850	18,321
China COSCO Holdings Company, Ltd.	18,500	12,053
China Grand Forestry Resources Group, Ltd. *	26,000	1,004
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	7,146
China National Building Material Company,
Ltd.	14,000	20,718
China Railway Group, Ltd. *	32,000	18,619
China Shipping Container Lines Company, Ltd.	73,000	12,896
China Shipping Development Company, Ltd.,
Class H	18,000	17,021
Chiyoda Corp.	2,000	10,827
Chloride Group PLC	857	1,535
Chofu Seisakusho Company, Ltd.	400	7,545
Chudenko Corp.	700	9,763
Chunghwa Picture Tubes, Ltd.	114,000	13,846
Ciments Francais SA	106	7,748
Cimpor-Cimentos De Portugal SA (a)	3,367	16,761
Circor International, Inc.	100	2,252
CKD Corp.	3,000	9,777
Clarcor, Inc.	665	16,751
Clean Harbors, Inc. *	200	9,600
Cobham PLC	13,539	33,322
Cognex Corp.	400	5,340
Coherent, Inc. *	200	3,450
Coleman Cable, Inc. *	1,300	2,769
Columbus McKinnon Corp. *	100	872
Comfort Systems USA, Inc.	400	4,148
ComfortDelGro Corp., Ltd.	24,000	21,493
Commercial Metals Company	2,100	24,255
Compagnie de Saint-Gobain SA	2,878	80,639

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
COMSYS Holdings Corp.	1,000	$8,450
Construcciones & Auxiliar de Ferrocarriles SA	30	9,661
Con-way, Inc.	600	10,758
Conzzeta Holding AG	4	4,499
Cookson Group PLC	1,223	285
Cooper Industries, Ltd., Class A	1,700	43,962
Corp Moctezuma SAB de CV	4,100	5,499
Cosco Corp. Singapore, Ltd.	16,000	8,639
Cosel Company, Ltd.	1,000	7,748
Crane Company	700	11,816
Crane Group, Ltd.	461	2,669
CRH PLC	6,300	136,962
Crown Holdings, Inc. *	800	18,184
CSR, Ltd.	19,725	16,497
CSX Corp.	2,500	64,625
Cubic Corp.	500	12,665
Cummins, Inc.	1,808	46,014
Curtiss-Wright Corp.	800	22,440
Cymer, Inc. *	300	6,678
D.S. Norden A/S	50	1,401
Daelim Industrial Company, Ltd.	529	20,366
Daewoo Engineering & Construction
Company, Ltd.	2,390	16,852
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,180	18,583
Daikin Industries, Ltd.	800	22,026
Dainippon Screen Manufacturing
Company, Ltd.	2,000	3,413
Daktronics, Inc.	300	1,965
Danaher Corp.	1,200	65,064
Darling International, Inc. *	300	1,113
Deere & Company	1,500	49,305
Delachaux SA	38	2,001
Delta Electronics Thailand PCL	27,300	7,082
Delta Electronics, Inc.	4,080	7,521
Delta PLC	4,870	7,580
Denyo Company, Ltd.	1,400	9,007
Deutsche Post AG	6,427	69,252
Deutz AG	380	1,157
Dionex Corp. *	100	4,725
DOF ASA	1,600	7,718
Dolby Laboratories, Inc., Class A *	200	6,822
Donaldson Company, Inc.	600	16,104
Dongfang Electrical Machinery Company, Ltd.	4,400	9,807
Doosan Corp.	64	4,673
Doosan Heavy Industries and Construction
Company, Ltd.	106	5,280
Doosan Infracore Company, Ltd.	830	8,944
Dover Corp.	1,500	39,570
Downer EDI, Ltd.	6,543	20,225
Drew Industries, Inc. *	200	1,736
DSV AS, ADR	2,789	20,492
Ducommun, Inc.	100	1,454
Duerr AG	342	4,432
Dycom Industries, Inc. *	1,000	5,790
Dynamex, Inc. *	100	1,308
Dynamic Materials Corp.	100	916

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Eagle Bulk Shipping, Inc.	200	$850
Eagle Materials, Inc.	400	9,700
East Japan Railway Company	1,100	57,348
Eastman Kodak Company	3,485	13,243
Eaton Corp.	1,000	36,860
Ebara Corp.	4,000	8,872
Eizo Nanao Corp.	500	8,115
Elbit Systems, Ltd.	100	4,823
Electrocomponents PLC	2,084	3,735
EMCOR Group, Inc. *	1,200	20,604
Emerson Electric Company	2,765	79,024
Empresa Brasileira de Aeronautica SA, ADR *	2,200	29,194
Empresas ICA Sociedad
Controladora SA de CV *	8,100	13,724
Encore Wire Corp.	700	15,001
Ener1, Inc. *	700	3,619
Energizer Holdings, Inc. *	500	24,845
Energy Conversion Devices, Inc. * (a)	500	6,635
Energy Developments, Ltd.	4,051	3,569
Enersys *	300	3,636
Enka Insaat ve Sanayi AS	897	3,178
EnPro Industries, Inc. *	600	10,260
ESCO Technologies, Inc. *	200	7,740
Esterline Technologies Corp. *	400	8,076
Euronav NV	796	11,731
European Aeronautic Defence &
Space Company	3,919	45,538
Evergreen International Storage & Transport
Corp.	6,000	3,601
Evergreen Marine Corp.	20,000	8,417
Evertz Technologies, Ltd.	100	1,003
EVS Broadcast Equipment SA	252	8,262
Exide Industries, Ltd. *	9,877	8,011
Expeditors International of Washington, Inc.	1,100	31,119
Ezra Holdings, Ltd. *	2,000	888
Fanuc, Ltd.	600	41,038
FARO Technologies, Inc. *	100	1,344
Farstad Shipping ASA	300	3,785
Federal Signal Corp.	1,100	5,797
FedEx Corp.	1,900	84,531
FEI Company *	400	6,172
Finmeccanica SpA	3,219	40,066
Finning International, Inc.	2,300	22,985
First Steamship Company, Ltd.	8,000	9,311
FirstGroup PLC	5,464	20,961
Fiskars Corp.	1,041	9,197
Flanders Corp. *	1,600	6,464
Fletcher Building, Ltd.	5,083	17,393
FLIR Systems, Inc. *	600	12,288
Flowserve Corp.	300	16,836
FLS Industries AS, B Shares	765	19,493
Flughafen Zuerich AG	27	4,861
Fluor Corp.	1,000	34,550
FMC Technologies, Inc. *	600	18,822
Fomento de Construcciones SA	674	20,627
Forbo Holding AG *	23	3,391
Forward Air Corp.	700	11,361

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Foster Wheeler AG *	200	$3,494
Fosun International	48,500	16,194
FP Corp.	200	7,821
Franklin Electric, Inc.	300	6,639
Fraport AG, ADR	576	18,496
Freightcar America, Inc.	100	1,753
Frontline, Ltd.	400	7,110
Fuji Electric Holdings Company, Ltd.	12,000	14,303
Fuji Photo Film Company, Ltd.	2,500	55,028
Fujikura, Ltd.	6,000	16,729
Fujitec Company, Ltd.	1,000	3,415
Fukuyama Transporting Company, Ltd.	3,000	11,033
Funai Electric Company, Ltd.	100	2,951
Furukawa Company, Ltd.	9,000	7,567
Furukawa Electric Company, Ltd.	8,000	22,919
Futaba Corp.	600	9,498
Futuris Corp., Ltd.	4,082	1,011
Gamesa Corporacion Tecnologica SA	2,018	25,884
Gamuda BHD	23,300	12,676
Ganger Rolf ASA	550	9,118
Gardner Denver, Inc. *	700	15,218
Garmin, Ltd.	1,400	29,694
GATX Corp. (a)	1,100	22,253
Geberit AG, ADR	466	41,863
Genco Shipping & Trading, Ltd.	200	2,468
General Cable Corp. *	200	3,964
General Dynamics Corp.	1,728	71,868
General Electric Company	39,200	396,312
General Maritime Corp.	400	2,800
Genesee & Wyoming, Inc., Class A *	300	6,375
GenTek, Inc. *	100	1,749
Gentex Corp.	2,600	25,896
Gerber Scientific, Inc. *	200	478
Gerresheimer AG	197	3,605
Gildemeister AG	331	2,558
Glory, Ltd.	900	16,009
GLOVIS Company, Ltd.	220	8,504
GMR Infrastructure *	8,185	15,421
Go-Ahead Group PLC	135	2,128
Goodpack, Ltd.	19,000	8,261
Goodrich Corp.	900	34,101
Gorman-Rupp Company	500	9,900
GP Strategies Corp. *	1,200	4,272
Graco, Inc.	500	8,535
GrafTech International, Ltd. *	400	2,464
Granite Construction, Inc.	500	18,740
Grasim Industries, Ltd.	466	14,517
Great Eastern Shipping Company, Ltd.	2,381	8,963
Greatbatch, Inc. *	300	5,805
Greif, Inc., Class A	300	9,987
Griffon Corp. *	653	4,897
Grindrod, Ltd.	1,583	2,017
Grontmij NV	482	9,877
Groupe Eurotunnel SA *	702	3,727
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	900	1,636

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	500	$9,125
Grupo Aeroportuario del Sureste SA de CV,
SADR	500	14,390
Grupo Ferrovial SA	795	16,952
GS Engineering & Construction Corp.	163	7,294
Guangshen Railway Company, Ltd., SADR	600	9,726
Guangzhou Shipyard International Company,
Ltd. *	8,000	10,624
GulfMark Offshore, Inc. *	600	14,316
GWA International, Ltd.	1,367	2,286
Halma PLC	2,484	5,879
Hamamatsu Photonics KK	900	17,085
Hanil Cement Manufacturing Company, Ltd.	146	7,280
Hanjin Heavy Industries & Construction
Company, Ltd.	410	8,477
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,189
Hanjin Shipping Company, Ltd.	1,110	15,138
Hanjin Transportation Company, Ltd.	380	8,757
Hankyu Hanshin Holdings, Inc.	5,000	22,739
Harbin Power Equipment Company, Ltd.	6,000	3,910
Harsco Corp.	1,300	28,821
Haynes International, Inc. *	100	1,782
Heartland Express, Inc.	700	10,367
HEICO Corp., Class A	300	6,189
HEICO Corp.	500	12,150
Heidelbergcement AG (a)	406	13,300
Heidelberger Druckmaschinen AG	300	1,448
Hellenic Technodomiki Tev SA	2,313	11,645
Hexagon AB	600	2,912
Hexcel Corp. *	200	1,314
Hexpol AB *	60	138
Hill & Smith Holdings PLC	3,538	7,908
Hills Industries, Ltd.	1,001	1,073
Hindustan Construction Company, Ltd.	5,539	4,273
Hi-P International, Ltd.	25,000	7,574
Hirose Electric Company, Ltd.	200	19,347
Hitachi Cable, Ltd.	4,000	7,775
Hitachi Construction Machinery Company, Ltd.	1,000	13,202
Hitachi Plant Technologies, Ltd.	3,000	8,007
Hitachi Transport System, Ltd.	700	6,743
Hitachi Zosen Corp. *	7,500	6,085
Hitachi, Ltd.	2,200	60,390
HKC Holdings, Ltd.	22,951	1,571
Hochtief AG	709	26,711
Hoganas AB, Series B	200	1,808
Holcim, Ltd.	2,492	88,762
Hon Hai Precision Industry Company, Ltd.	20,600	46,614
Honeywell International, Inc.	2,865	79,819
Horiba, Ltd.	600	10,364
Hosiden Corp.	600	5,986
Hoya Corp.	1,700	33,833
Hub Group, Inc., Class A *	300	5,100
Hubbell, Inc., Class B	1,000	26,960
Huhtamaki Oyj	1,487	10,095
Hyflux, Ltd.	8,000	8,684

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Hyundai Autonet Company, Ltd. *	4,340	$10,427
Hyundai Elevator Company, Ltd.	131	6,742
Hyundai Engineering & Construction
Company, Ltd.	133	5,733
Hyundai Heavy Industries Company, Ltd.	137	19,615
Hyundai Hysco Company, Ltd.	990	5,327
Hyundai Merchant Marine Company, Ltd.	270	5,298
Hyundai Mipo Dockyard Company, Ltd.	154	14,573
Ibiden Company, Ltd.	900	22,015
ICOM, Inc.	400	8,478
IDEX Corp.	1,300	28,431
II-VI, Inc. *	400	6,872
IJM Corp. BHD *	12,200	14,006
Illinois Tool Works, Inc.	1,900	58,615
Imax Corp. *	300	1,309
Imerys SA	378	13,889
IMI PLC	2,911	11,320
Implenia AG *	111	2,627
Impregilo SpA *	4,555	12,004
India Cements, Ltd.	5,332	11,116
Indocement Tunggal Prakarsa Tbk PT	7,000	3,192
Indutrade AB	715	7,320
Ingersoll-Rand Company, Ltd., Class A	3,400	46,920
Inmet Mining Corp.	700	17,333
Insituform Technologies, Inc., Class A *	1,000	15,640
Interline Brands, Inc. *	1,100	9,273
Intermec, Inc. *	600	6,240
Intertape Polymer Group, Inc. *	2,100	808
Intevac, Inc. *	200	1,042
Invensys PLC *	10,049	23,927
iRobot Corp. *	900	6,840
Iseki & Company, Ltd. *	6,000	14,667
Ishikawajima-Harima Heavy Industries
Company, Ltd.	14,000	16,084
Italcementi SpA	1,383	13,997
Italmobiliare SpA	282	7,366
Itron, Inc. *	500	23,675
ITT Corp.	1,000	38,470
IVRCL Infrastructures & Projects, Ltd.	3,325	7,992
IWKA AG	723	9,776
J.B. Hunt Transport Services, Inc.	700	16,877
Jabil Circuit, Inc.	2,200	12,232
Jacobs Engineering Group, Inc. *	700	27,062
Jaiprakash Associates, Ltd.	2,582	4,270
James Fisher & Sons PLC	1,648	9,650
James Hardie Industries NV	700	9,933
James Hardie Industries, Ltd.	3,358	9,826
Japan Airport Terminal Company, Ltd.	900	9,617
Japan Cash Machine Company, Ltd.	800	7,259
Jenoptik AG *	706	3,270
Jeol, Ltd.	1,000	2,684
JGC Corp.	1,000	11,547
Jiangxi Copper Company, Ltd., Class H	6,000	6,250
JM AB	800	4,460
John Bean Technologies Corp.	43	450
Johnson Electronic Holdings, Ltd.	11,000	2,112
Joy Global, Inc.	800	17,040

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
JS Group Corp.	3,200	$36,191
JSP Corp.	1,700	9,326
Kaba Holding AG, Series B	47	7,230
Kadant, Inc. *	100	1,152
Kajima Corp.	11,000	27,251
Kaman Corp., Class A	200	2,508
Kanaden Corp.	2,000	9,650
Kandenko Company, Ltd.	2,000	13,405
Kansas City Southern *	1,200	15,252
Kawasaki Heavy Industries, Ltd.	9,000	18,068
Kawasaki Kisen Kaisha, Ltd.	9,000	28,288
Kaydon Corp.	500	13,665
KBR, Inc.	2,500	34,525
KCI Konecranes Oyj	207	3,458
Keihan Electric Railway Company, Ltd.	3,000	12,225
Keihin Electric Express Railway Company, Ltd.	2,000	14,431
Keio Corp.	4,000	22,777
Keisei Electric Railway Company, Ltd.	4,000	20,143
Keller Group PLC	325	2,291
Kennametal, Inc.	1,374	22,273
Keyence Corp.	110	20,811
Kinden Corp.	2,000	16,354
Kingboard Laminates Holdings, Ltd.	33,000	9,135
Kingspan Group PLC - London Exchange	3,085	11,283
Kintetsu Corp.	6,000	24,943
Kirby Corp. *	1,000	26,640
Kitano Construction Corp.	5,000	11,710
Kitz Corp.	1,000	3,072
KLA-Tencor Corp.	1,300	26,000
Knight Transportation, Inc.	1,100	16,676
KNM Group BHD	8,400	888
Komatsu, Ltd.	2,200	24,347
Komori Corp.	700	5,756
Kone Corp. Oyj	1,458	30,204
Konica Minolta Holdings, Inc.	2,500	21,791
Koninklijke (Royal) Philips Electronics NV (a)	8,720	129,075
Koninklijke BAM Groep NV	521	4,630
Koninklijke Boskalis Westinster NV	843	16,936
Koninklijke Philips Electronics NV	3,500	52,045
Koninklijke Ten Cate NV	702	12,119
Koninklijke Vopak NV	360	14,443
Koppers Holdings, Inc.	100	1,452
Korea Kumho Petrochemical Company, Ltd.	90	1,406
Korea Line Corp.	252	10,771
Krones AG	110	3,490
KSB AG	22	7,754
Kubota Corp.	6,000	33,251
Kuehne & Nagel International AG	531	30,984
Kumho Industrial Company, Ltd.	150	1,578
Kureha Corp.	1,000	3,705
Kurita Water Industries, Ltd.	700	13,623
Kyocera Corp.	700	46,872
Kyowa Exeo Corp.	1,000	8,167
L-1 Identity Solutions, Inc. *	400	2,044
LaBarge, Inc. *	200	1,674
Ladish Company, Inc. *	100	726

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Lafarge Malayan Cement BHD	9,400	$10,390
Lafarge SA	1,525	68,848
Laird Group PLC	1,023	1,437
Lancaster Colony Corp.	200	8,296
Landstar Systems, Inc.	400	13,388
Largan Precision Company, Ltd.	1,000	8,398
Larsen & Toubro, Ltd.	550	7,247
Lassila & Tikanoja Oyj	768	9,593
Layne Christensen Company *	800	12,856
Leggett & Platt, Inc.	3,100	40,269
Legrand SA, ADR	1,388	24,115
Leighton Holdings, Ltd.	1,036	13,888
Lennox International, Inc.	700	18,522
Leoni AG	215	1,946
LG Display Company, Ltd., ADR *	1,800	18,396
LG Electronics, Inc.	361	24,018
Lincoln Electric Holdings, Inc.	600	19,014
Lindab International AB	600	3,060
Linde AG	1,217	82,632
Lindsay Corp.	100	2,700
Littelfuse, Inc. *	100	1,099
LLX Logistica SA *	300	207
Lockheed Martin Corp.	1,400	96,642
LS Cable, Ltd.	282	16,028
LS Industrial Systems Company, Ltd.	280	11,035
LSI Industries, Inc.	300	1,551
Mabuchi Motor Company, Ltd.	400	16,292
Maeda Corp.	3,000	10,480
Maeda Road Construction Company, Ltd.	1,000	8,780
Maezawa Kasei Industries Company, Ltd.	1,000	9,076
Makino Milling Machine Company, Ltd.	1,000	2,706
Makita Corp.	700	15,987
Malaysian Bulk Carriers BHD	10,600	9,012
Malaysian Resources Corp. BHD	32,400	7,558
MAN AG	1,539	66,803
Manitowoc Company, Inc.	900	2,943
Marten Transport, Ltd. *	700	13,076
Martin Marietta Materials, Inc.	200	15,860
Martinrea International, Inc. *	2,700	6,125
Maruichi Steel Tube, Ltd.	600	12,933
Masco Corp.	3,100	21,638
Matsushita Electric Works, Ltd.	3,000	21,960
Matthews International Corp., Class A	600	17,286
Max Company, Ltd.	1,000	10,757
Meggitt PLC	8,624	15,871
Melrose PLC	3,200	3,898
Mercator Lines, Ltd.	7,328	4,107
Metalico, Inc. *	200	340
Methode Electronics, Inc.	400	1,432
Metra Oyj, B Shares (a)	1,104	23,283
Metropolitan Pro Corp.	200	1,630
Metso Oyj	1,484	17,532
Mettler-Toledo International, Inc. *	400	20,532
Michael Baker Corp. *	100	2,600
Michaniki SA	2,623	4,332
Micro-Star International Company, Ltd.	7,279	3,590

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Middleby Corp. *	200	$6,486
Mine Safety Appliances Company	400	8,008
Minebea Company, Ltd.	2,000	7,367
Miranda Technologies, Inc. *	300	1,161
MISC BHD	5,200	11,674
MISUMI Group, Inc.	800	9,743
Mitsubishi Electric Corp.	8,000	36,357
Mitsubishi Heavy Industries, Ltd.	12,000	36,732
Mitsuboshi Belting Company, Ltd.	1,000	4,015
Mitsui Engineering & Shipbuilding
Company, Ltd.	5,000	8,453
Mitsui O.S.K. Lines, Ltd.	4,000	19,796
Mitsumi Electric Company, Ltd.	700	10,225
Miura Company, Ltd.	500	11,286
Modec, Inc.	100	1,356
Molex, Inc.	1,300	16,432
Moog, Inc., Class A *	500	11,435
Morgan Crucible Company PLC	2,337	2,812
Morgan Sindall PLC	210	1,713
Mori Seiki Company, Ltd.	1,300	11,912
Morita Corp.	3,000	12,024
Mota Engil, SGPS SA	444	1,486
MTR Corp., Ltd.	7,000	16,877
MTU Aero Engines Holding AG	247	5,769
Mueller Industries, Inc.	500	10,845
Mueller Water Products, Inc.	1,800	5,940
Multi-Fineline Electronix, Inc. *	500	8,420
Murata Manufacturing Company, Ltd.	900	34,918
Murray & Roberts Holdings, Ltd.	3,011	12,898
Myers Industries, Inc.	300	1,842
Nabtesco Corp.	1,000	6,999
NACCO Industries, Inc., Class A	100	2,718
Nachi-Fujikoshi Corp.	1,000	1,547
Nagoya Railroad Comapny, Ltd.	4,000	11,890
Nalco Holding Company	1,700	22,219
Nampak, Ltd. *	9,042	12,015
Nankai Electric Railway Company, Ltd.	3,000	13,292
Napco Security Systems, Inc. *	500	520
National Express Group PLC	1,975	4,293
National Instruments Corp.	1,300	24,245
NCC AB	1,603	11,479
NCI Building Systems, Inc. *	200	444
NEC Corp.	20,000	54,395
Neo Material Technologies, Inc. *	700	677
Neptune Orient Lines, Ltd.	4,000	3,109
Nexans SA	342	12,968
NGK INSULATORS, Ltd.	1,000	15,641
Nibe Industrier AB, Series B	476	2,940
Nichia Steel Works, Ltd.	3,000	7,768
Nichicon Corp.	1,700	12,909
Nichiha Corp.	1,800	12,758
Nidec Corp.	500	22,507
Nihon Yamamura Glass Company, Ltd.	4,000	8,340
Nikon Corp.	2,000	22,762
Nippo Corp.	2,000	16,313
Nippon Carbon Company, Ltd.	1,000	2,039

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Nippon Chemi-Con Corp.	1,000	$2,073
Nippon Densetsu Kogyo Company, Ltd.	1,000	8,658
Nippon Electric Glass Company, Ltd.	3,000	21,278
Nippon Express Company, Ltd.	11,000	34,666
Nippon Koei Company, Ltd.	5,000	11,142
Nippon Konpo Unyu Soko Company, Ltd.	1,000	7,891
Nippon Sheet Glass Company, Ltd.	11,000	27,505
Nippon Thompson Company, Ltd.	1,000	3,382
Nippon Yusen Kabushiki Kaisha	7,000	27,041
Nishimatsu Construction Company, Ltd.	2,000	1,604
Nishi-Nippon Railroad Company, Ltd.	3,000	11,396
Nitta Corp.	700	7,279
NKT Holding A/S	119	2,069
Norbord, Inc. *	600	324
Norddeutsche Affinerie AG	508	12,855
Nordex AG *	111	1,425
Nordson Corp.	400	11,372
Norfolk Southern Corp.	2,228	75,195
Noritsu Koki Company, Ltd.	100	754
Northrop Grumman Corp.	1,800	78,552
Northwest Pipe Company *	200	5,694
NSK, Ltd.	7,000	27,171
NTN Corp.	5,000	14,190
Obayashi Corp.	7,000	34,153
Obrascon Huarte Lain SA	995	8,934
Odakyu Electric Railway Company, Ltd.	2,000	15,538
Oesterreichische Post AG *	519	15,424
Okumura Corp.	3,000	10,670
Old Dominion Freight Lines, Inc. *	600	14,094
Olympus Optical Company, Ltd.	1,000	16,319
Omega Flex, Inc. *	100	1,611
Omron Corp.	2,000	23,722
Orbital Sciences Corp., Class A *	900	10,701
Orica, Ltd.	2,892	29,831
Ormat Industries, Ltd.	811	5,550
OSG Corp.	1,500	9,163
OSI Systems, Inc. *	100	1,526
Outotec Oyj	128	2,194
Overseas Shipholding Group, Inc.	500	11,335
Owens Corning, Inc. *	1,620	14,645
Owens-Illinois, Inc. *	1,200	17,328
Oyo Corp.	900	10,196
Pacer International, Inc.	200	700
Pacific Basin Shipping, Ltd.	25,000	11,525
Packaging Corp. of America	1,700	22,134
Pactiv Corp. *	1,540	22,469
Pall Corp.	600	12,258
PanaHome Corp.	1,000	6,014
Panalpina Welttransport Holding AG	188	9,218
Park Electrochemical Corp.	600	10,368
Parker-Hannifin Corp.	2,000	67,960
Patel Engineering Ltd	1,332	3,556
PBG SA *	86	4,727
Peab AB, Series B	2,689	8,392
Pentair, Inc.	1,500	32,505
PER Aarsleff A/S	90	6,670

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Perini Corp. *	700	$8,610
PerkinElmer, Inc.	1,700	21,709
Permasteelisa SpA	777	8,758
Pfeiffer Vacuum Technology AG	139	8,198
Pfleiderer AG	325	1,146
PGT, Inc. *	400	556
PHI, Inc. *	100	998
Phoenix Precision Technology Corp.	29,000	9,288
Plexus Corp. *	300	4,146
Polimex Mostostal SA	9,694	8,358
Polnord SA *	395	3,069
POS Malaysia & Services Holdings BHD	19,100	11,120
Powell Industries, Inc. *	100	3,531
Power-One, Inc. *	900	792
Precious Shipping PCL	28,000	8,132
Precision Castparts Corp.	900	53,910
Premier Farnell PLC	4,968	8,455
Presstek, Inc. *	1,800	3,726
Pretoria Portland Cement Company, Ltd.	4,312	14,303
Promotora y Operadora de Infraestructura
SAB de CV *	700	951
Prysmian SpA	1,094	10,894
Punj Lloyd, Ltd.	1,401	2,550
Raven Industries, Inc.	100	2,078
Raytheon Company	2,000	77,880
RBC Bearings, Inc. *	100	1,528
Regal-Beloit Corp.	700	21,448
Republic Services, Inc.	1,705	29,241
Reunert, Ltd.	2,874	11,127
Rexam PLC	8,323	32,163
Rexel SA	723	4,199
Rheinmetall AG	265	8,973
RHI AG *	89	1,230
Rieter Holding AG	46	4,941
Rinnai Corp.	300	10,516
Robbins & Myers, Inc.	800	12,136
Rockwell Automation, Inc.	1,400	30,576
Rockwell Collins, Inc.	765	24,970
Rockwool International AS, B Shares	100	6,083
Rofin-Sinar Technologies, Inc. *	600	9,672
Rogers Corp. *	300	5,664
Rolls-Royce Group PLC *	14,317	60,309
Roper Industries, Inc.	700	29,715
Rotork PLC	289	3,529
Ryder Systems, Inc.	800	22,648
Ryobi, Ltd.	1,000	1,761
Ryosan Company, Ltd.	600	12,541
Sacyr Vallehermoso SA	603	4,645
Safran SA	3,308	30,795
Saft Groupe SA *	289	7,785
Sagami Railway Company, Ltd.	3,000	12,060
Samsung Digital Imaging Company, Ltd. *	55	1,165
Samsung Electro-Mechanics Company, Ltd.	770	27,326
Samsung Engineering Company, Ltd.	321	13,625
Samsung Heavy Industries Company, Ltd.	810	15,200
Samsung SDI Company, Ltd.	521	24,858

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Sandvik AB	4,724	$27,061
Sankyu, Inc.	3,000	7,970
Sanshin Electronics Company, Ltd.	1,100	7,064
Sanwa Shutter Corp.	2,000	5,631
Sanyo Electric Company, Ltd. *	5,000	7,504
Sato Shoji Corp.	1,500	8,319
Sauer-Danfoss, Inc.	300	732
Schindler Holding AG	174	7,947
Schneider Electric SA	1,969	130,951
Schweiter Technologies AG	25	7,358
Sealed Air Corp.	2,300	31,740
Secom Company, Ltd.	600	22,215
Seino Transportation Company, Ltd.	2,000	9,673
Sekisui Plastics Company, Ltd.	5,000	14,689
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	1,179	9,938
SembCorp Industries, Ltd.	7,000	10,857
SembCorp Marine, Ltd.	4,000	4,762
Semen Gresik Persero Tbk PT	11,500	3,709
Senior PLC	2,247	887
Senko Company, Ltd.	1,000	3,162
Severfield Rowen PLC	2,280	4,858
Shanghai Electric Group Company, Ltd.	26,000	7,489
Shanks Group PLC	1,362	1,088
Sharp Corp.	5,000	40,011
Shaw Group, Inc. *	935	25,628
Shihlin Electric & Engineering Corp.	10,000	9,422
Shima Seiki Manufacturing, Ltd.	600	11,911
Shimizu Corp.	3,000	12,558
Shin-Etsu Polymer Company, Ltd.	1,800	7,774
Shinko Electric Company, Ltd.	3,000	6,641
Siam Cement PCL, NVDR	2,900	8,059
Siam City Cement PCL	2,100	7,402
Siemens AG, SADR	3,400	193,698
Siemens India, Ltd.	1,760	9,287
SIG PLC	777	1,168
SIG PLC *	1,221	526
Sika AG	29	21,518
Silgan Holdings, Inc.	400	21,016
Simpson Manufacturing Company, Inc.	600	10,812
Sims Group, Ltd.	2,369	28,138
Singapore Post, Ltd.	5,000	2,550
Singapore Technologies Engineering, Ltd.	5,000	8,101
Sinotrans, Ltd., Class H	11,000	1,704
Sjaelso Gruppen A/S	150	268
Skanska AB, Series B	3,600	31,073
SKC Company, Ltd.	610	7,863
SKF AB, B Shares	2,501	21,649
SMC Corp.	300	29,239
Smit Internationale NV	49	2,805
Smith & Wesson Holding Corp. * (a)	2,400	14,448
Smiths Group PLC	3,560	34,139
SMK Corp.	1,000	2,152
SMRT Corp., Ltd.	16,000	16,109
Snap-on, Inc.	600	15,060
SNC-Lavalin Group, Inc.	1,100	27,962

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Solon AG Fuer Solartechnik AG * (a)	197	$2,508
Somfy SA	66	8,479
Sonae Industria, SGPS SA	2,576	5,437
Songa Offshore ASA *	400	613
Sonoco Products Company	1,200	25,176
Sony Corp.	2,000	41,369
Southern Steel BHD	16,800	5,487
Spectris PLC	1,738	10,023
Spirax-Sarco Engineering PLC	456	5,489
Spirit Aerosystems Holdings, Inc., Class A *	1,300	12,961
SPX Corp.	500	23,505
Ssangyong Cement Industrial Company, Ltd. *	1,260	6,235
Stagecoach Group PLC	2,732	4,693
Standex International Corp.	500	4,600
Stanley Electric Corp.	600	6,746
Stanley Works	900	26,208
Stanley, Inc. *	200	5,078
Star Micronics Company, Ltd.	1,000	9,277
Stericycle, Inc. *	500	23,865
Sterling Construction Company, Inc. *	600	10,704
Sterlite Industries India Ltd	803	5,661
Sterlite Industries India, Ltd.	700	4,949
Stoneridge, Inc. *	200	422
Sturm Ruger & Company, Inc. *	700	8,631
STX Engine Company, Ltd.	770	11,064
STX Pan Ocean Company, Ltd.	1,600	10,857
STX Shipbuilding Company, Ltd.	430	4,178
Sulzer AG	175	9,030
Sumitomo Electric Industries, Ltd.	7,900	66,563
Sumitomo Heavy Industries, Ltd.	8,000	26,984
Sumitomo Mitsui Company, Ltd. *	12,000	8,449
Sumitomo Osaka Cement Company, Ltd.	7,000	16,234
Sun Hydraulics, Inc.	100	1,461
Super Group, Ltd. *	24,950	1,639
Suzlon Energy, Ltd.	941	793
Swisslog Holding AG *	10,748	5,091
Synnex Technology International Corp.	5,000	6,332
T JOIN Transportation Company, Ltd. *	19,000	8,928
Tadano, Ltd.	3,000	12,648
Taihan Electric Wire Company, Ltd.	260	3,318
Taihei Dengyo Kaisha, Ltd.	1,000	8,494
Taihei Kogyo Company, Ltd.	4,000	9,002
TAIHEIYO CEMENT Corp.	16,000	23,568
Taikisha, Ltd.	600	6,451
Taisei Corp.	12,000	23,012
Taiwan Cement Corp.	17,080	14,104
Taiwan Glass Industrial Corp.	5,400	2,869
Taiyo Yuden Company, Ltd.	1,000	7,700
Takara Standard Company, Ltd.	1,000	5,916
Takasago Thermal Engineering Company, Ltd.	1,000	6,172
TAL International Group, Inc.	200	1,464
Taser International, Inc. *	400	1,872
Tatung Company, Ltd. *	22,000	4,340
Techtronic Industries Company, Ltd.	11,000	5,104
Tecnicas Reunidas SA	148	4,706
Tecumseh Products Company, Class A *	100	452

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Tekken Corp. *	11,000	$9,322
Teledyne Technologies, Inc. *	700	18,676
Teleflex, Inc.	800	31,272
Tennant Company	100	937
Terex Corp. *	600	5,550
Texas Industries, Inc.	400	10,000
Textron, Inc.	600	3,444
Thales SA	660	24,992
The Japan Steel Works, Ltd.	1,000	9,534
Thermo Fisher Scientific, Inc. *	2,411	86,000
THK Company, Ltd.	1,800	24,404
Timken Company	1,500	20,940
Titan Cement Company SA	796	16,976
TKH Group NV	165	1,666
TNT Post Group NV	5,241	89,833
TOA Corp.	6,000	7,344
Tobu Railway Company, Ltd.	6,000	30,440
Toda Corp.	3,000	9,245
Tognum AG *	1,002	8,691
Toho Zinc Company, Ltd.	1,000	2,566
Tokai Rubber Industries, Ltd.	1,200	9,441
Tokyo Energy & Systems, Inc.	1,000	6,488
Tokyo Seimitsu Company, Ltd.	200	1,647
Tokyu Corp.	5,000	21,008
Toll Holdings, Ltd.	5,875	25,561
Tomkins PLC, SADR	3,900	26,715
Tomra Systems ASA	800	2,960
Tonami Transportation Company, Ltd.	5,000	13,276
Toromont Industries, Ltd. *	900	16,746
Toshiba Corp.	6,000	15,631
Toshiba Machine Company, Ltd.	3,000	8,917
TOSHIBA TEC Corp.	3,000	7,687
Toyo Engineering Corp.	1,000	2,954
Toyo Kanetsu KK	5,000	7,881
Toyo Seikan Kaisha, Ltd.	1,700	25,093
TransDigm Group, Inc. *	400	13,136
Transfield Services, Ltd.	1,444	2,055
Transpacific Industries Group, Ltd.	1,546	1,935
Transport International Holdings, Ltd.	4,000	10,206
Travis Perkins PLC	851	5,386
Trelleborg AB, Series B	2,294	8,731
Trencor, Ltd.	1,264	2,146
Trex Company, Inc. *	900	6,867
Trinity Industries, Inc. (a)	1,000	9,140
Triumph Group, Inc.	500	19,100
Tsubakimoto Chain Company, Ltd.	1,000	2,250
TTM Technologies, Inc. *	1,700	9,860
Tyco Electronics, Ltd.	2,000	22,080
U.S. Concrete, Inc. *	500	1,000
Ultra Electronics Holdings PLC	805	12,573
Ultralife Batteries, Inc. * (a)	1,000	7,730
ULVAC, Inc. *	300	5,526
U-Ming Marine Transport Corp.	4,000	6,034
Union Pacific Corp.	3,000	123,330
United Group, Ltd.	2,822	18,067
United Parcel Service, Inc., Class B	2,600	127,972

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
United Technologies Corp.	3,500	$150,430
United Tractors Tbk PT	8,750	5,143
Universal Cement Corp. *	17,000	6,582
Universal Display Corp. *	200	1,834
Universal Forest Products, Inc.	200	5,322
Universal Truckload Services, Inc. *	100	1,434
Uponor Oyj	1,134	10,605
URS Corp. *	1,100	44,451
USA Truck, Inc. *	200	2,586
USG Corp. * (a)	600	4,566
Ushio, Inc.	1,400	19,790
UTI Worldwide, Inc.	1,000	11,950
Vaisala Oyj, Series A	341	9,600
Vallourec SA	310	28,740
Valmont Industries, Inc.	400	20,084
Varian, Inc. *	300	7,122
Veidekke ASA	501	2,232
Venture Corp., Ltd.	6,000	19,899
Vestas Wind Systems AS *	954	41,909
Vianini Lavori SpA	357	1,849
Vicor Corp.	200	978
Vidrala SA	505	10,071
Vinci SA	2,240	83,159
Vishay Intertechnology, Inc. *	2,200	7,656
Viterra, Inc. *	4,100	28,552
Volvo AB, Series A	2,760	14,675
Volvo AB, Series B	7,150	37,940
Vossloh AG	56	5,935
VT Group PLC	1,984	13,442
Vulcan Materials Company	700	31,003
W.H. Brady Company, Class A	900	15,867
Wabtec Corp.	500	13,190
Wah Seong Corp., Berhad	26,700	9,514
Walsin Lihwa Corp.	39,000	7,838
Wan Hai Lines, Ltd.	8,400	3,622
Waste Connections, Inc. *	1,300	33,410
Waste Management, Inc.	2,365	60,544
Waste Services, Inc. *	400	1,712
Waters Corp. *	400	14,780
Watts Water Technologies, Inc., Class A	800	15,648
Wavin NV	1,265	4,152
Weg SA	3,400	17,119
Weir Group PLC	2,679	15,893
Werner Enterprises, Inc.	1,500	22,680
Wesfarmers, Ltd.	4,654	61,068
West Japan Railway Company, Ltd.	6	19,026
Wienerberger Baustoffindustrie AG	816	6,421
WMH Walter Meier AG, Series A	28	1,311
Wolseley PLC *	7,508	24,786
Woodward Governor Company	700	7,826
Woongjin Coway Company, Ltd.	680	14,855
WorleyParsons, Ltd.	1,194	15,047
Worthington Industries, Inc.	900	7,839
Yageo Corp.	73,000	13,035
Yamatake Corp.	1,000	17,256
Yamato Transport Company, Ltd.	2,000	18,968

The accompanying notes are an integral part of the financial statements.
101

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Yang Ming Marine Transport Corp.	16,499	$5,191
YASKAWA Electric Corp.	3,000	13,133
Yieh Phui Enterprise Company, Ltd.	32,000	9,316
YIT Oyj	616	4,127
Yokogawa Electric Corp.	3,100	12,591
YRC Worldwide, Inc. * (a)	500	2,245
YTL Corp. BHD	6,600	12,595
Yurtec Corp.	2,000	10,729
Zardoya Otis SA	1,053	19,249
Zebra Technologies Corp., Class A *	900	17,118
Zehnder Group AG	10	6,364
Zodiac SA	501	12,694
Zumtobel AG	627	4,532

		15,537,683

Real Estate - 0.02%
Athris Holding AG *	9	6,384
Highwealth Construction Corp.	19,000	10,659
PICO Holdings, Inc. *	500	15,035

		32,078

Technology - 4.64%
3D Systems Corp. *	200	1,318
Absolute Software Corp. *	200	571
Acer Sertek, Inc.	5,075	7,642
ACI Worldwide, Inc. *	100	1,875
Actel Corp. *	900	9,108
Activision Blizzard, Inc. *	5,900	61,714
Acxiom Corp.	1,700	12,580
Adobe Systems, Inc. *	1,659	35,486
Advanced Micro Devices, Inc. * (a)	3,900	11,895
Advanced Semiconductor Engineering, Inc.	43,289	21,123
Advent Software, Inc. *	100	3,331
Affiliated Computer Services, Inc., Class A *	700	33,523
Agilent Technologies, Inc. *	3,200	49,184
Aixtron AG	2,020	10,391
Allscripts Healthcare Solution, Inc. *	1,900	19,551
Alten SA *	466	6,763
Altera Corp.	900	15,795
American Reprographics Company *	900	3,186
Amkor Technology, Inc. *	900	2,412
AmTRAN Technology Company, Ltd.	17,000	6,779
Analog Devices, Inc.	1,520	29,290
ANSYS, Inc. *	700	17,570
Apple, Inc. *	3,300	346,896
Applied Materials, Inc.	5,300	56,975
Applied Micro Circuits Corp. *	2,100	10,206
Arm Holdings PLC, ADR	4,100	18,122
ASM International NV *	309	2,565
ASM Pacific Technology, Ltd.	1,800	6,317
ASML Holding NV (a)	3,736	65,783
Atmel Corp. *	7,200	26,136
ATMI, Inc. *	400	6,172
Atos Origin SA	1,145	29,375
Autodesk, Inc. *	900	15,129
Automatic Data Processing, Inc.	1,865	65,573
Autonomy Corp. PLC *	1,864	34,800

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Aveva Group PLC	375	$3,027
Avid Technology, Inc. *	400	3,656
Blackbaud, Inc.	200	2,322
Blackboard, Inc. *	200	6,348
BMC Software, Inc. *	800	26,400
Broadcom Corp., Class A *	1,800	35,964
Brocade Communications Systems, Inc. *	4,500	15,525
Brooks Automation, Inc. *	500	2,305
CA, Inc.	1,800	31,698
Cabot Microelectronics Corp. *	200	4,806
CACI International, Inc., Class A *	500	18,245
Cadence Design Systems, Inc. *	3,600	15,120
CANON, Inc., ADR	4,300	124,829
Cap Gemini SA	2,116	68,006
Capcom Company, Ltd.	300	5,404
Catapult Communications Corp. *	300	2,091
Cavium Networks, Inc. *	500	5,770
Cerner Corp. * (a)	300	13,191
CGI Group, Inc. *	4,100	33,104
Chartered Semiconductor Manufacturing, Ltd. *	7,000	622
Cirrus Logic, Inc. *	500	1,880
Citrix Systems, Inc. *	800	18,112
CMC Magnetics Corp. *	50,000	9,434
Cogent, Inc. *	1,000	11,900
Cognizant Technology Solutions Corp.,
Class A *	1,200	24,948
Cohu, Inc.	700	5,040
Commvault Systems, Inc. *	200	2,194
Compal Electronics, Inc.	59,095	42,439
Compeq Manufactuing Company, Ltd.	33,000	7,219
Computacenter PLC	4,615	7,617
Computer Programs & Systems, Inc.	200	6,654
Computer Sciences Corp. *	1,700	62,628
Computershare, Ltd.	3,023	18,432
Compuware Corp. *	2,536	16,712
COMSYS IT Partners, Inc. *	200	442
Concur Technologies, Inc. *	700	13,433
Cray, Inc. *	400	1,400
Creative Technology, Ltd. *	2,350	5,268
Cree, Inc. *	1,100	25,883
CSG Systems International, Inc. *	400	5,712
CSK Corp.	500	1,245
CSR PLC *	763	2,674
Cypress Semiconductor Corp. *	2,700	18,279
Dassault Systemes SA	178	6,898
Dassault Systemes SA	491	19,067
Data Domain, Inc. * (a)	800	10,056
DataTec, Ltd. *	6,168	9,568
Dell, Inc. *	7,200	68,256
DemandTec, Inc. *	900	7,875
Descartes Systems Group, Inc. *	600	1,713
Dicom Group PLC	695	1,146
Digi International, Inc. *	500	3,835
Dimension Data Holdings PLC	19,808	11,543
Diodes, Inc. *	200	2,122
Domino Printing Sciences PLC	631	1,700

The accompanying notes are an integral part of the financial statements.
102

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Double-Take Software, Inc. *	100	$676
DSP Group, Inc. *	300	1,296
DST Systems, Inc. *	800	27,696
Echelon Corp. *	1,300	10,517
Eclipsys Corp. *	500	5,070
Elan Microelectronics Corp.	10,000	9,138
Electronic Arts, Inc. *	1,400	25,466
Electronics for Imaging, Inc. *	1,100	10,780
Elpida Memory, Inc. *	800	5,638
EMC Corp. *	7,495	85,443
Emcore Corp. *	2,300	1,725
Emulex Corp. *	2,300	11,569
Entegris, Inc. *	500	430
EPIQ Systems, Inc. *	400	7,212
Epistar Corp.	12,000	18,071
Everlight Electronics Company, Ltd.	6,000	11,052
Exact Holdings NV	375	7,516
FactSet Research Systems, Inc. (a)	500	24,995
Fair Isaac Corp.	500	7,035
Fairchild Semiconductor International, Inc. *	800	2,984
First Solar, Inc. *	300	39,810
Fiserv, Inc. *	900	32,814
FormFactor, Inc. *	645	11,623
Foxconn Technology Company, Ltd.	2,200	5,844
Fuji Software ABC, Inc.	700	10,787
Fujitsu Business Systems, Ltd.	800	9,851
Fujitsu Frontech, Ltd.	1,000	7,765
Fujitsu, Ltd.	7,000	26,266
Gemalto NV *	993	28,344
Geodesic, Ltd.	2,978	3,703
GFI Informatique SA	1,624	4,894
HCL Technologies, Ltd.	2,558	5,212
Hewlett-Packard Company	9,700	310,982
High Tech Computer Corp.	1,300	16,007
Hitachi Information Systems, Ltd.	500	8,224
Hitachi Software Engineering Company, Ltd.	700	8,683
Hittite Microwave Corp. *	300	9,360
Hutchinson Technology, Inc. *	200	520
Hynix Semiconductor, Inc. *	4,210	37,904
IBA Health, Ltd. *	22,024	9,375
I-Flex Solutions, Ltd. *	314	4,605
Igate Corp.	200	648
IHS, Inc., Class A *	400	16,472
Imation Corp.	600	4,590
Immersion Corp. *	300	879
IMS Health, Inc.	1,000	12,470
Indra Sistemas SA	937	18,067
Industrial & Financial Systems AB	1,400	7,651
Infineon Technologies AG, ADR *	1,000	1,130
Infineon Technologies AG *	12,794	14,762
infoGROUP, Inc. *	2,300	9,568
Infosys Technologies, Ltd., ADR	900	23,967
Infosys Technologies, Ltd.	338	8,875
Ingenico SA	451	7,483
Innerworkings, Inc. *	1,000	4,270
InnoLux Display Corp.	24,500	23,890

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Integrated Device Technology, Inc. *	4,000	$18,200
Intel Corp.	22,100	332,605
International Business Machines Corp.	5,000	484,450
International Rectifier Corp. *	1,500	20,265
Intersil Corp., Class A	800	9,200
Intuit, Inc. *	1,000	27,000
Inventec Company, Ltd.	17,850	7,198
IPG Photonics Corp. *	300	2,526
Isilon Systems, Inc. *	3,200	7,040
Itochu Techno-Science Corp.	400	8,348
IXYS Corp. *	300	2,418
Jack Henry & Associates, Inc.	1,000	16,320
JDA Software Group, Inc. *	400	4,620
Kingsoft Corp., Ltd. *	24,000	9,973
Kinpo Electronics, Inc.	40,000	8,863
Konami Corp.	1,100	16,727
Kontron AG	927	8,920
Kulicke & Soffa Industries, Inc. *	2,200	5,764
L-3 Communications Holdings, Inc.	500	33,900
Lam Research Corp. *	1,000	22,770
Lattice Semiconductor Corp. *	900	1,242
Lawson Software, Inc. *	2,900	12,325
Lenovo Group, Ltd.	68,000	15,805
Lexmark International, Inc. *	765	12,906
Limelight Networks, Inc. *	2,800	9,380
Linear Technology Corp.	1,359	31,230
Lite-On Technology Corp.	40,045	27,147
Logica PLC	27,562	25,127
Logitech International SA *	1,512	15,646
LSI Logic Corp. *	11,083	33,692
Macronix International Company, Ltd.	62,229	23,590
Manhattan Associates, Inc. *	700	12,124
ManTech International Corp. *	300	12,570
Mastech Holdings, Inc. *	13	26
MasterCard, Inc., Class A	400	66,992
Mattson Technology, Inc. *	400	336
MediaTek, Inc.	3,010	28,335
Megachips Corp.	500	8,016
MEMC Electronic Materials, Inc. *	974	16,061
Mentor Graphics Corp. *	2,200	9,768
Metavante Technologies, Inc. *	900	17,964
Micrel, Inc.	1,100	7,744
Microchip Technology, Inc.	800	16,952
Micron Technology, Inc. *	8,600	34,916
Micronas Semiconductor Holding AG *	1,672	4,396
MICROS Systems, Inc. *	1,000	18,750
Microsemi Corp. *	900	10,440
Microsoft Corp.	33,208	610,031
MicroStrategy, Inc., Class A *	100	3,419
MIPS Technologies, Inc., Class A *	500	1,465
Misys PLC	1,680	3,031
Mitac International	14,559	5,917
Mitac Technology Corp.	20,000	8,543
Monolithic Power Systems, Inc. *	100	1,550
Moser Baer India, Ltd.	3,670	3,857
Mphasis, Ltd.	2,653	10,641

The accompanying notes are an integral part of the financial statements.
103

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
MSC Software Corp. *	300	$1,692
MSCI, Inc. *	600	10,146
MTS Systems Corp.	200	4,550
Nanya Technology Corp. *	65,000	14,920
National Semiconductor Corp.	1,400	14,378
NCI, Inc. *	200	5,200
NCR Corp. *	2,200	17,490
NEC Electronics Corp. *	200	1,230
Neopost SA	261	20,241
Net One Systems Company, Ltd.	3	3,934
NetApp, Inc. *	1,400	20,776
NETGEAR, Inc. *	400	4,820
Netlogic Microsystems, Inc. *	200	5,496
Netscout Systems, Inc. *	1,100	7,876
Nihon Unisys, Ltd.	1,200	8,627
Nippon System Development Company, Ltd.	1,400	8,955
Nomura Research Institute, Ltd.	600	9,418
Novell, Inc. *	4,700	20,022
Novellus Systems, Inc. *	1,300	21,619
NS Solutions Corp.	700	7,960
Nuance Communications, Inc. *	2,800	30,408
NVIDIA Corp. *	3,000	29,580
OBIC Company, Ltd.	60	7,561
Oce NV	2,299	6,831
Omnicell, Inc. *	200	1,564
Omniture, Inc. *	1,300	17,147
OmniVision Technologies, Inc. *	500	3,360
ON Semiconductor Corp. *	1,500	5,850
Open Text Corp. *	600	20,734
Oracle Corp. - Japan	300	11,401
Oracle Corp. *	18,654	337,078
Otsuka Corp.	300	11,218
Palm, Inc. *	1,300	11,206
PAR Technology Corp. *	300	1,542
Parametric Technology Corp. *	1,000	9,980
Pegasystems, Inc.	200	3,714
Pericom Semiconductor Corp. *	1,400	10,234
Perot Systems Corp., Class A *	1,900	24,472
Phase Forward, Inc. *	400	5,116
Pitney Bowes, Inc.	900	21,015
PLX Technology, Inc. *	2,400	5,208
PMC-Sierra, Inc. *	2,400	15,312
Power Integrations, Inc.	400	6,880
Progress Software Corp. *	500	8,680
Psion PLC	5,211	3,882
QLogic Corp. *	1,300	14,456
Quality Systems, Inc.	200	9,050
Quanta Computer, Inc.	8,000	10,110
Quest Software, Inc. *	1,300	16,484
Rackable Systems, Inc. *	1,000	4,060
RadiSys Corp. *	200	1,212
Rambus, Inc. *	200	1,892
Realtek Semiconductor Corp.	8,000	10,486
Red Hat, Inc. *	885	15,788
Renaissance Learning, Inc.	300	2,691
Research In Motion, Ltd. *	1,900	82,115

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Richardson Electronics, Ltd.	300	$1,014
Richtek Technology Corp.	2,000	9,450
Ricoh Company, Ltd.	3,000	36,276
Rimage Corp. *	200	2,670
Ritek Corp. *	75,000	12,559
Riverbed Technology, Inc. *	1,100	14,388
RM PLC	3,546	7,845
Rohm Company, Ltd.	900	44,966
Salesforce.com, Inc. *	200	6,546
Salmat, Ltd.	3,834	10,094
Samsung Electronics Company, Ltd.	387	159,892
Samsung Techwin Company, Ltd.	124	4,098
SanDisk Corp. *	2,400	30,360
Sanken Electric Company, Ltd.	1,000	2,599
SAP AG, SADR (a)	3,300	116,457
Satyam Computer Services, Ltd.	3,019	2,304
Schawk, Inc., Class A	200	1,208
Seachange International, Inc. *	300	1,716
Seiko Epson Corp.	1,800	24,759
Semiconductor Manufacturing
International Corp. *	265,000	10,329
Semitool, Inc. *	1,600	4,448
Semtech Corp. *	800	10,680
Shinkawa, Ltd.	1,000	10,720
Shinko Electric Industries Company, Ltd.	800	7,707
Sigma Designs, Inc. *	200	2,488
Silicon Image, Inc. *	400	960
Silicon Laboratories, Inc. *	700	18,480
Silicon-On-Insulator Technologies SA *	1,651	6,909
Siliconware Precision Industries Company	2,812	16,310
SimCorp A/S *	51	5,466
Sindo Ricoh Company, Ltd.	185	7,138
Skyworks Solutions, Inc. *	3,000	24,180
Smith Micro Software, Inc. *	300	1,569
SOFTBANK Corp.	2,400	30,909
Softbank SA	1,079	13,581
Software AG	261	18,524
Solera Holdings, Inc. *	500	12,390
SPSS, Inc. *	100	2,843
Square Enix Company, Ltd.	400	7,586
SRA International, Inc., Class A *	1,000	14,700
Standard Microsystems Corp. *	100	1,860
STEC, Inc. *	200	1,474
STMicroelectronics NV	10,375	51,914
Stratasys, Inc. *	200	1,654
Sumco Corp.	900	13,408
Sumisho Computer Systems Corp.	800	9,228
Sun Microsystems, Inc. *	1,800	13,176
Sunplus Technology Company, Ltd.	19,000	8,725
Supertex, Inc. *	100	2,310
SXC Health Solutions Corp. *	200	4,323
Sybase, Inc. *	700	21,203
Sykes Enterprises, Inc. *	500	8,315
Synaptics, Inc. *	500	13,380
Synchronoss Technologies, Inc. *	100	1,226
SYNNEX Corp. *	900	17,703

The accompanying notes are an integral part of the financial statements.
104

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Synopsys, Inc. *	1,400	$29,022
Syntel, Inc.	300	6,174
Taiwan Semiconductor
Manufacturing Company, Ltd.	68,075	102,511
Take-Two Interactive Software, Inc. *	119	994
Taleo Corp. *	100	1,182
Tanla Solutions, Ltd.	2,423	1,541
Tata Consultancy Services, Ltd.	1,027	10,861
TDK Corp.	1,500	56,775
Tech Mahindra, Ltd.	1,669	8,744
Temenos Group AG *	170	1,834
Teradata Corp. *	1,200	19,464
Teradyne, Inc. *	900	3,942
Tessera Technologies, Inc. *	500	6,685
Texas Instruments, Inc.	4,900	80,899
The Sage Group PLC	20,764	50,321
Thomas & Betts Corp. *	700	17,514
THQ, Inc. *	400	1,216
TietoEnator Oyj	537	5,565
Tokyo Electron, Ltd.	400	14,982
TomTom NV *	379	1,807
Total Systems Services, Inc.	500	6,905
Totvs SA	100	1,757
TPV Technology, Ltd.	10,000	3,060
Transcend Information, Inc.	5,000	10,919
Travelsky Technology, Ltd., Class H	20,000	9,195
Trimble Navigation, Ltd. *	1,900	29,032
Triquint Semiconductor, Inc. *	4,300	10,621
Tyler Technologies, Inc. *	200	2,926
UbiSoft Entertainment SA *	662	12,085
Ultimate Software Group, Inc. *	100	1,726
Ultratech, Inc. *	200	2,498
Unaxis Holding AG *	26	832
Unisem M BHD	25,600	3,933
Unisys Corp. *	800	424
United Microelectronics Corp.	92,620	30,234
Varian Semiconductor Equipment Associates,
Inc. *	500	10,830
Veeco Instruments, Inc. *	200	1,334
VeriFone Holdings, Inc. *	700	4,760
Virage Logic Corp. *	2,600	8,450
VMware, Inc. Class A *	500	11,810
Volterra Semiconductor Corp. *	300	2,532
Western Digital Corp. *	1,300	25,142
Winbond Electronics Corp. *	64,000	8,050
Wincor Nixdorf AG	298	13,465
Wind River Systems, Inc. *	1,700	10,880
Wipro, Ltd., ADR	1,000	7,110
Wistron Corp.	6,294	6,789
Xerox Corp.	8,400	38,220
Xilinx, Inc.	1,100	21,076
Zoran Corp. *	700	6,160

		7,707,010

Utilities - 3.04%
A2A SpA	19,530	29,652
Acea SpA	1,055	12,599

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Acegas-APS SpA	922	$5,268
AES Corp. *	9,300	54,033
AES Tiete SA	900	6,184
AGL Energy, Ltd.	2,807	29,119
AGL Resources, Inc.	1,000	26,530
Aguas Andinas SA	35,981	11,791
Allegheny Energy, Inc.	656	15,200
Allete, Inc.	400	10,676
Alliant Energy Corp.	500	12,345
Ameren Corp.	900	20,871
American Electric Power Company, Inc.	1,942	49,055
American States Water Company	200	7,264
Aqua America, Inc.	584	11,680
Ascopiave SpA *	4,079	8,206
Atmos Energy Corp.	1,300	30,056
Avista Corp.	700	9,646
Babcock & Brown Infrastructure Group	9,001	395
Beijing Datang Power Generation
Company, Ltd., Class H	26,000	11,377
BKW FMB Energie AG	188	13,532
Black Hills Corp.	300	5,367
Boralex, Inc., Class A *	200	868
California Water Service Group	200	8,372
Canadian Utilities, Ltd.	1,200	34,978
CenterPoint Energy, Inc.	2,200	22,946
Centrais Eletricas Brasileiras SA *	1,200	13,408
Central Vermont Public Service Corp.	100	1,730
Centralschweizerische Kraftwerke AG	13	4,340
Centrica PLC	28,453	92,880
CESC, Ltd.	1,714	7,072
CEZ AS	757	26,926
CH Energy Group, Inc.	200	9,380
Chesapeake Utilities Corp.	100	3,048
China Power International Development, Ltd.	42,000	8,345
China Resource Power Holdings, Ltd.	18,000	37,800
Chubu Electric Power Company, Inc.	2,300	50,693
Chugoku Electric Power Company, Inc.	1,300	28,182
Cia de Saneamento Basico do Estado de Sao
Paulo *	600	6,673
Cia Energetica de Minas Gerais, ADR	1,800	26,604
Cia Energetica de Minas Gerais	600	6,720
Cia General de Electricidad	3,155	15,563
Cia Paranaense de Energia	900	9,387
Cleco Corp.	600	13,014
CLP Holdings, Ltd.	8,000	54,143
Colbun SA *	49,226	9,375
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	400	8,540
Companhia de Saneamento de Minas Gerais *	200	1,674
Connecticut Water Service, Inc.	400	8,112
Consolidated Edison, Inc.	900	35,649
Constellation Energy Group, Inc.	200	4,132
Contact Energy, Ltd.	1,596	5,209
CPFL Energia SA	600	8,147
Dominion Resources, Inc.	2,400	74,376
DPL, Inc.	500	11,270
Drax Group PLC	3,939	29,178

The accompanying notes are an integral part of the financial statements.
105

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
DTE Energy Company	700	$19,390
Duet Group	10,296	13,639
Dynegy, Inc., Class A *	1,400	1,974
E.ON AG	10,037	278,367
Edison International	1,300	37,453
El Paso Electric Company *	500	7,045
Electric Power Development Company, Ltd.	600	17,895
Electricidade de Portugal SA	10,716	37,148
Electricite de France	793	31,101
Electricity Generating, Public Company, Ltd.,
NVDR	4,200	7,846
Elektrizitaets-Gesellschaft Laufenburg AG	13	10,496
Elia System Operator SA/NV	358	11,765
Emera, Inc.	700	10,566
Empire District Electric Company	200	2,888
Empresa Nacional de Electricidad SA, ADR	500	18,750
Enagas	2,663	37,707
Enel SpA	14,766	70,807
Energen Corp.	800	23,304
Energiedienst Holding AG *	343	14,765
EnerNOC, Inc. *	200	2,908
Enersis SA, SADR	1,400	21,140
Envestra, Ltd.	40,597	9,908
Exelon Corp.	2,728	123,824
FirstEnergy Corp.	1,300	50,180
Fortis, Inc.	1,800	31,609
Fortum Corp. Oyj	3,285	62,571
FPL Group, Inc.	1,700	86,241
GAIL India, Ltd.	850	4,085
Gas Natural SDG SA	1,500	20,539
GDF Suez	4,705	161,356
Glow Energy PCL	15,500	9,178
Great Plains Energy, Inc.	1,700	22,899
Hawaiian Electric Industries, Inc.	1,300	17,862
Hera SpA	6,946	11,424
Hokkaido Electric Power Company, Inc.	1,000	20,108
Hokkaido Gas Company, Ltd.	3,000	7,789
Hokuriku Electric Power Company	900	21,650
Hong Kong & China Gas Company, Ltd.	16,400	25,936
Hong Kong Electric Holdings, Ltd.	5,500	32,891
Huaneng Power International, Inc.	800	21,480
Iberdrola SA	15,246	106,966
IDACORP, Inc.	900	21,024
Integrys Energy Group, Inc.	1,000	26,040
International Power PLC	25,815	77,961
Iride SpA	1,525	1,820
ITC Holdings Corp.	500	21,810
Kalpataru Power Transmission Ltd	735	4,680
Kansai Electric Power Company, Ltd.	2,600	56,505
Korea Electric Power Corp., ADR *	2,200	20,130
Korea Gas Corp.	342	10,073
Kyushu Electric Power Company, Inc.	1,400	31,433
Lanco Infratech, Ltd. *	3,743	11,001
Light SA	1,700	16,254
Maxim Power Corp. *	100	210
MDU Resources Group, Inc.	1,000	16,140

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
MGE Energy, Inc.	300	$9,411
Middlesex Water Company	200	2,880
Mirant Corp. *	3,100	35,340
MPX Energia SA *	100	8,579
MVV Energie AG	284	12,000
National Grid PLC, SADR	2,900	112,056
New Jersey Resources Corp.	500	16,990
Nicor, Inc.	500	16,615
NiSource, Inc.	1,300	12,740
Northeast Utilities	1,000	21,590
Northumbrian Water Group PLC	6,343	19,850
Northwest Natural Gas Company	400	17,368
NorthWestern Corp.	400	8,592
NRG Energy, Inc. *	1,000	17,600
NSTAR	500	15,940
NV Energy, Inc.	1,900	17,841
Oesterreichische Elektrizitaets AG, Class A	109	4,137
OGE Energy Corp.	1,300	30,966
Okinawa Electric Power Company, Inc.	100	5,314
ONEOK, Inc.	500	11,315
Ormat Technologies, Inc.	800	21,968
Osaka Gas Company, Ltd.	6,000	18,782
Otter Tail Corp.	200	4,410
Pennon Group PLC	4,374	25,390
Pepco Holdings, Inc.	900	11,232
Perusahaan Gas Negara Tbk PT	35,000	6,533
Petronas Gas BHD	3,700	9,856
Petronet LNG, Ltd.	11,927	9,120
PG&E Corp.	1,665	63,636
Piedmont Natural Gas, Inc.	600	15,534
Pike Electric Corp. *	500	4,625
Pinnacle West Capital Corp.	500	13,280
PNM Resources, Inc.	700	5,782
Portland General Electric Company	900	15,831
Power Grid Corp of India, Ltd.	4,266	8,151
PPL Corp.	1,465	42,060
Progress Energy, Inc.	1,200	43,512
PTC India, Ltd.	8,876	12,272
Public Power Corp. SA	1,247	22,631
Public Service Enterprise Group, Inc.	2,300	67,781
Ratchaburi Electricity Generating Holding PCL	7,600	8,250
Red Electrica De Espana	1,302	50,863
Redes Energeticas Nacionais SA	2,238	9,345
Reliance Infrastructure, Ltd.	1,564	15,943
Reliance Natural Resources, Ltd. *	6,513	5,763
Reliance Power, Ltd. *	3,825	7,794
Reliant Energy, Inc. *	1,100	3,509
Romande Energie Holding SA	8	12,655
RWE AG	1,773	124,164
Saibu Gas Company, Ltd.	4,000	10,503
Samchully Company, Ltd.	94	7,817
Sarawak Energy BHD	17,300	8,109
SCANA Corp.	500	15,445
Scottish & Southern Energy PLC	4,592	72,967
Sempra Energy	900	41,616
Severn Trent PLC	3,301	46,847

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Shikoku Electric Power Company, Inc.	700	$18,695
Shizuoka Gas Company, Ltd.	1,500	8,422
SJW Corp.	300	7,629
Snam Rete Gas SpA	5,077	27,241
South Jersey Industries, Inc.	300	10,500
Southern Company	3,165	96,912
Southwest Gas Corp.	600	12,642
Southwest Water Company	200	860
SP AusNet	21,954	13,870
Suez Environnement SA *	1,858	27,322
Tata Power Company, Ltd.	774	11,750
Teco Energy, Inc.	2,400	26,760
Tenaga Nasional BHD	7,700	12,887
Terna Participacoes SA	800	7,728
Terna SpA	14,576	45,374
The Laclede Group, Inc.	200	7,796
The Tokyo Electric Power Company, Ltd.	4,200	104,973
Toho Gas Company, Ltd.	4,000	18,397
Tohoku Electric Power Company, Inc.	1,700	37,418
Tokyo Gas Company, Ltd.	8,000	28,065
Tractebel Energia SA	2,900	21,502
TransAlta Corp.	2,900	42,437
TrustPower, Ltd.	3,591	14,449
UGI Corp.	800	18,888
UIL Holding Corp.	400	8,928
Union Fenosa SA	447	10,681
Unisource Energy Corp.	400	11,276
United Utilities Group PLC	9,079	62,931
Vector, Ltd.	6,982	9,082
Vectren Corp.	1,000	21,090
Veolia Environnement SA	1,115	23,283
Veolia Environnement, ADR	900	18,810
Westar Energy, Inc.	1,600	28,048
WGL Holdings, Inc.	600	19,680
Wisconsin Energy Corp.	500	20,585
Xcel Energy, Inc.	1,975	36,794
Xinao Gas Holdings, Ltd., GDR	4,000	4,028

		5,058,944

TOTAL COMMON STOCKS (Cost $147,525,432)		$113,283,689

PREFERRED STOCKS - 0.21%

Basic Materials - 0.05%
Companhia de Ferro Ligas Da Bahia	300	755
Fertilizantes Fosfatados SA (i)	2,000	11,725
Klabin SA (i)	6,500	7,986
Suzano Papel e Celulose SA * (i)	3,100	14,032
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	3,900	49,596

		84,094

Communications - 0.02%
Net Servicos de Comunicacao SA * (i)	1,518	11,183
Tele Norte Leste Participacoes SA (i)	700	9,807
Telemar Norte Leste SA, Series A (i)	700	15,782
Universo Online SA (i)	500	1,438

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Communications (continued)
Vivo Participacoes SA (i)	203	$2,674

		40,884

Consumer, Cyclical - 0.05%
Lojas Americanas SA (i)	4,900	13,709
Porsche Automobil Holding SE (i)	957	44,834
Tam SA * (i)	3,100	16,971

		75,514

Consumer, Non-cyclical - 0.03%
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	500	6,678
Companhia de Bebidas das Americas, ADR * (i)	700	33,425
Contax Participacoes SA (i)	100	1,939
Sadia SA, ADR (i)	2,200	2,978

		45,020

Financial - 0.00%
Banco Daycoval SA	3,800	7,748

Industrial - 0.01%
Confab Industrial SA (i)	600	1,035
Duratex SA * (i)	1,700	10,992

		12,027

Utilities - 0.05%
AES Tiete SA (i)	1,600	12,139
Centrais Eletricas Brasileiras SA * (i)	1,000	10,811
Cia de Gas de Sao Paulo, A Shares (i)	700	9,038
Cia de Transmissao de Energia Eletrica
Paulista (i)	200	4,177
Cia Energetica de Sao Paulo (i)	2,300	12,889
Cia Paranaense de Energia (i)	500	5,195
Compania Energetica do Ceara *	900	8,846
Eletropaulo Metropolitana de Sao Paulo SA (i)	1,300	18,297

		81,392

TOTAL PREFERRED STOCKS (Cost $502,027)		$346,679

WARRANTS - 0.00%

Energy - 0.00%
Beach Petroleum, Ltd.
(Expiration Date 06/30/2010, Strike
Price AUD 2.00) *	566	16

Real Estate - 0.00%
Athris Holding AG
(Expiration Date 04/24/2009) *	135	1,008

TOTAL WARRANTS (Cost $894)		$1,024

RIGHTS - 0.02%

Communications - 0.00%
Seat Pagine Gialle SpA (Expiration Date
04/17/2009) *	662	4,134

Consumer, Cyclical - 0.01%
SAS AB (Expiration Date 04/06/2009) *	24,836	2,115
William Hill PLC (Expiration Date 04/07/2009) *	4,462	4,098

		6,213

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Consumer, Non-cyclical - 0.00%
IBA Health Group, Ltd. (Expiration Date
04/03/2009) *	4,894	$204

Diversified - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 12/31/2010, Strike Price:
AUD 1.50) *	700	259

Financial - 0.01%
Banco Espirito Santo SA (Expiration Date
04/07/2009) *	3,290	5,245
Beazley Group PLC *	2,470	2
Fortis Group SA (Expiration Date 07/04/2014) *	2,414	0
Malayan Banking BHD (Expiration Date
04/21/2009) *	4,545	1,396
Mapfre SA (Expiration Date 04/01/2009) *	14,885	198
Nordea Bank AB (Expiration Date 04/03/2009) *	107,910	12,341
Pohjola Bank PLC (Expiration Date
04/24/2009) *	1,443	1,961
United America Indemnity, Ltd. (Expiration
date 04/06/2009) *	900	468

		21,611

Industrial - 0.00%
LLX Logistica SA (Expiration Date 04/28/2009) *	279	9

Technology - 0.00%
Chartered Semiconductor Manufacturing, Ltd.
(Expiration Date 04/06/2009) *	18,900	559

TOTAL RIGHTS (Cost $68,443)		$32,989

U.S. TREASURY OBLIGATIONS - 13.65%

Treasury Inflation-Protected
Securities (d) - 9.31%
1.625% due 01/15/2015 to 01/15/2018	$3,299,225	3,333,540
1.875% due 07/15/2013 to 07/15/2015	1,592,999	1,633,995
2.00% due 01/15/2014 to 01/15/2016	3,083,397	3,181,137
2.125% due 01/15/2019	344,155	366,418
2.375% due 01/15/2017 to 01/15/2025	1,637,650	1,722,755
2.50% due 07/15/2016 to 01/15/2029	1,313,344	1,406,816
2.625% due 07/15/2017	1,212,146	1,316,315
3.625% due 04/15/2028	502,525	619,519
2.00% due 01/15/2026	212,732	210,339
2.375% due 01/15/2027	376,866	393,589
1.375% due 07/15/2018	1,297,188	1,286,649

		15,471,072

U.S. Treasury Notes - 4.34%
2.00% due 11/30/2013	1,700,000	1,735,062
4.50% due 03/31/2012 to 04/30/2012	2,825,000	3,104,334
4.75% due 05/31/2012	2,150,000	2,384,316

		7,223,712

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,120,246)		$22,694,784

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.95%

Federal Home Loan Bank - 3.20%
2.625% due 05/20/2011	450,000	456,857
3.375% due 06/24/2011	465,000	481,400
3.625% due 07/01/2011 to 09/16/2011	1,270,000	1,327,308

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Bank (continued)
4.50% due 11/15/2012	$700,000	$757,188
4.875% due 11/18/2011	790,000	855,373
5.375% due 08/19/2011	300,000	324,775
5.75% due 05/15/2012	1,000,000	1,118,339

		5,321,240

Federal Home Loan Mortgage Corp. - 1.25%
4.875% due 11/15/2013	650,000	720,817
5.125% due 07/15/2012	875,000	963,974
5.50% due 08/20/2012	350,000	390,120

		2,074,911

Federal National Mortgage
Association - 0.50%
4.875% due 05/18/2012	260,000	283,306
5.375% due 11/15/2011	500,000	548,541

		831,847

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,988,329)		$8,227,998

FOREIGN GOVERNMENT OBLIGATIONS - 1.56%

Austria - 0.56%
Republic of Austria
3.25% due 06/25/2013	900,000	925,779

Belgium - 0.57%
Kingdom of Belgium
4.25% due 09/03/2013	900,000	945,126

Canada - 0.43%
Government of Canada
5.00% due 02/15/2012	230,000	244,963
Province of Ontario Canada
3.50% due 07/15/2013	200,000	204,568
5.00% due 10/18/2011	250,000	265,245

		714,776

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,529,468)		$2,585,681

CORPORATE BONDS - 10.02%

Consumer, Cyclical - 0.49%
Wal-Mart Stores, Inc.
4.55% due 05/01/2013	550,000	584,133
7.25% due 06/01/2013	200,000	230,488

		814,621

Energy - 0.31%
Total Capital SA, EMTN
4.00% due 05/28/2013	200,000	206,387
5.00% due 05/22/2012	300,000	319,225

		525,612

Financial - 6.05%
Bank of America NA, Series BKN1
1.8219% due 05/12/2010 (b)	300,000	279,683
Bank of New York Mellon Corp.
5.125% due 08/27/2013	516,900	529,051
Bank of New York Mellon Corp., MTN
1.2469% due 06/29/2010 (b)	200,000	194,020

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Bank of Scotland PLC, EMTN
5.50% due 06/15/2012	$300,000	$266,435
Barclays Bank PLC
5.45% due 09/12/2012	300,000	303,733
BP Capital Markets PLC
5.25% due 11/07/2013	800,000	856,278
Eksportfinans A/S
5.00% due 02/14/2012	750,000	779,999
General Electric Capital Corp.
4.80% due 05/01/2013	200,000	187,434
General Electric Capital Corp., MTN
5.25% due 10/19/2012	200,000	192,543
General Electric Capital Corp., MTN, Series G
1.3613% due 03/12/2010 (b)	200,000	191,638
Instituto de Credito Oficial, EMTN
5.375% due 07/02/2012	250,000	270,363
John Deere Capital Corp., MTN
1.70% due 02/26/2010 (b)	300,000	297,238
JPMorgan Chase & Company
4.75% due 05/01/2013	300,000	290,795
JPMorgan Chase & Company, MTN
1.5956% due 11/19/2009 (b)	200,000	199,401
Kreditanstalt fuer Wiederaufbau
3.50% due 03/10/2014	850,000	854,280
Landwirtschaftliche Rentenbank, EMTN
4.875% due 01/10/2014	600,000	650,073
5.25% due 07/02/2012	300,000	319,019
Nederlandse Waterschapsbank NV, EMTN
5.375% due 09/04/2012	500,000	540,373
Network Rail Infrastructure Finance PLC, EMTN
3.50% due 06/17/2013	600,000	614,995
3.50% due 06/17/2013	300,000	307,498
Oesterreichische Kontrollbank AG
3.625% due 06/17/2013	600,000	616,511
4.75% due 10/16/2012	300,000	322,411
Royal Bank of Canada
5.65% due 07/20/2011	300,000	319,654
Wachovia Corp, MTN
1.3113% due 12/01/2009 (b)	200,000	197,090
Wells Fargo & Company
1.2869% due 03/23/2010 (b)	300,000	292,126
4.375% due 01/31/2013	200,000	186,410

		10,059,051

Government - 1.75%
Caisse d'Amortissement de la Dette Sociale, EMTN
5.375% due 07/17/2012	300,000	326,924
European Investment Bank, EMTN
4.25% due 07/15/2013	400,000	420,962
Instituto de Credito Oficial
3.25% due 05/14/2013	450,000	451,024
Kommuninvest, EMTN
5.375% due 07/03/2012	900,000	970,106
Province of British Columbia
4.30% due 05/30/2013	400,000	418,929
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	300,000	315,693

		2,903,638

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial - 0.51%
3M Company, Series MTN
4.375% due 08/15/2013	$800,000	$842,503

Supranational - 0.57%
Eurofima
4.25% due 02/04/2014	500,000	524,956
4.25% due 09/05/2013	400,000	421,329

		946,285

Utilities - 0.34%
Ontario Electricity Financial Corp.
7.45% due 03/31/2013	500,000	573,422

TOTAL CORPORATE BONDS (Cost $16,599,122)		$16,665,132

SHORT TERM INVESTMENTS - 2.01%
Deutsche Bank AG/New York NY, Series YCD
2.8828% due 07/30/2009 (b)	$200,000	$198,427
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	3,149,280	3,149,280

TOTAL SHORT TERM INVESTMENTS
(Cost $3,347,707)		$3,347,707

REPURCHASE AGREEMENTS - 2.78%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$4,618,013 on 04/01/2009,
collateralized by $4,500,000
Federal Home Loan Mortgage
Corp., 4.375% due 09/17/2010
(valued at $4,714,200, including
interest)	$4,618,000	$4,618,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,618,000)		$4,618,000

Total Investments (Disciplined Diversification Trust)
(Cost $205,299,668) - 103.34%		$171,803,683
Liabilities in Excess of Other Assets - (3.34)%		(5,550,597)

TOTAL NET ASSETS - 100.00%		$166,253,086

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.99%

Brazil - 6.07%
American Banknote SA	3,300	$14,510
Anhanguera Educacional Participacoes SA	41,300	204,742
Aracruz Celulose SA, SADR (a)	30,334	200,204
Banco Alfa de Investimento SA *	35,300	106,064
Bematech SA	57,400	144,258
BM&F BOVESPA SA *	1,808,200	5,479,748
BR Malls Participacoes SA *	101,800	631,930
Brascan Residential Properties SA	63,300	53,210
Braskem SA, SADR * (a)	129,851	533,688
Camargo Correa Desenvolvimento Imobiliario
SA	6,800	5,892

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	11,800	$319,544
Cia Hering *	39,600	112,667
Cosan SA Industria e Comercio *	162,100	673,626
Cremer SA	40,100	129,993
Cyrela Brazil Realty SA	271,000	1,072,435
Empresa Brasileira de Aeronautica SA, ADR * (a)	220,449	2,925,358
Eternit SA	32,800	82,716
Even Construtora e Incorporadora SA	82,200	88,233
Fertilizantes Heringer SA *	2,300	3,540
Gafisa SA	181,400	911,008
Gerdau SA, SADR (a)	963,034	5,267,796
Gerdau SA	261,600	1,155,900
Grendene SA	54,900	274,530
Guararapes Confeccoes SA	9,700	66,653
IdeiasNet SA *	139,600	110,729
Iguatemi Empresa de Shopping Centers SA	39,500	244,347
Industrias Romi SA *	96,500	258,748
Itau Unibanco Banco Multiplo SA *	74,176	807,038
JBS SA	553,300	1,252,215
Kroton Educacional SA *	4,900	19,644
Log-in Logistica Intermodal SA *	65,600	167,128
Medial Saude SA	61,500	138,920
Metalfrio Solutions SA *	26,400	45,522
MPX Energia SA *	2,900	248,789
Multiplan Empreendimentos Imobiliarios SA *	29,000	181,770
Obrascon Huarte Lain Brasil SA	37,900	228,732
Paranapanema SA *	210,000	206,402
PDG Realty SA Empreendimentos e
Participacoes	148,500	828,361
Porto Seguro SA *	79,500	408,167
Positivo Informatica SA *	42,700	149,834
Rodobens Negocios Imobiliarios SA *	18,400	77,733
Rossi Residencial SA *	160,700	256,316
Sadia SA, SADR (a)	116,709	480,841
Sao Carlos Empreendimentos e
Participacoes SA	27,805	144,434
Sao Martinho SA *	72,500	359,414
Satipel Industrial SA *	19,900	34,314
Sul America SA *	13,900	119,840
Ultrapar Participacoes SA, ADR	62,784	1,479,191
Ultrapar Participacoes SA	5,380	129,041
Unibanco - Uniao de Bancos Brasileiros SA *	115,000	731,221
Usinas Siderurgicas de Minas Gerais SA	98,100	1,120,660
Votorantim Celulose e Papel SA, SADR *	107,448	470,622

		31,158,218

Chile - 3.28%
Banco de Credito e Inversiones	13,014	238,912
Cementos Bio Bio SA	50,384	63,104
Cia General de Electricidad	19,916	98,239
Companhia de Consumidores de Gas de
Santiago SA	133,347	388,934
Companhia Sudamericana de Vapores SA	519,643	272,816
Corpbanca SA, SADR	9,112	189,074
Corpbanca SA	48,500,000	202,371
Cristalerias de Chile SA	56,804	467,803

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Empresas CMPC SA	183,779	$3,815,263
Empresas Copec SA	403,465	3,599,585
Empresas Iansa SA	439,146	7,911
Enersis SA, SADR	447,410	6,755,891
Industrias Forestales SA	77,846	13,890
Madeco SA, SADR	49,643	239,776
Masisa SA	3,956,640	339,422
Soquimich Comercial SA	129,645	47,823
Vina San Pedro SA	19,029,176	105,781

		16,846,595

China - 3.72%
Air China, Ltd., Class H	2,632,000	850,899
Angang New Steel Company, Ltd., Class H	1,134,000	1,145,192
AviChina Industry & Technology Company,
Ltd. *	1,660,000	216,954
Beijing Capital International Airport Company,
Ltd., Class H	2,532,000	1,122,687
Chaoda Modern Agriculture Holdings, Ltd.	2,806,474	1,669,030
China CITIC Bank	5,169,000	1,963,121
China Rare Earth Holdings, Ltd. - Hong Kong
Exchange	1,000,000	113,574
China Shineway Pharmaceutical Group, Ltd. -
Hong Kong Exchange	150,000	85,085
China Shipping Container Lines Company, Ltd.	4,448,150	785,791
China Shipping Development Company, Ltd.,
Class H	920,000	869,952
Country Garden Holdings Company, Ltd.	4,281,000	1,124,846
Dongfeng Motor Group Company, Ltd.	3,330,000	1,733,558
Guangshen Railway Company, Ltd., SADR (a)	35,688	578,502
Hunan Non Ferrous Metal Corp., Ltd.	2,234,000	402,849
Jiangxi Copper Company, Ltd., Class H	912,000	949,976
KWG Property Holding, Ltd.	1,023,013	295,167
Lenovo Group, Ltd.	5,846,000	1,358,768
Maanshan Iron & Steel Company, Ltd.	1,852,000	651,815
Qingling Motors Company, Ltd.	1,422,000	174,022
Semiconductor Manufacturing International
Corp., SADR *	140,377	269,524
Semiconductor Manufacturing
International Corp. *	15,570,000	606,854
Shanghai Forte Land Company *	1,550,595	254,183
Shui On Land, Ltd.	2,320,000	814,823
Sinopec Shanghai Petrochemical Company,
Ltd., SADR (a)	21,100	519,060
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	1,840,000	196,963
Sinotrans, Ltd., Class H	2,019,000	312,841

		19,066,036

Czech Republic - 0.73%
Telefonica Czech Republic AS	140,812	2,781,606
Unipetrol AS	170,417	976,397

		3,758,003

Hong Kong - 8.55%
Agile Property Holdings, Ltd.	2,102,000	1,200,076
Amvig Holdings, Ltd.	494,000	277,817
Baoye Group Company, Ltd.	308,000	64,416
Beijing Capital Land, Ltd.	1,272,000	208,525

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Beijing Enterprises Holdings, Ltd.	522,500	$2,190,068
Beijing North Star Company, Ltd.	866,000	155,939
Bosideng International Holdings, Ltd.	3,158,000	224,100
Brilliance China Automotive Holdings, Ltd. *	3,404,000	215,012
Catic Shenzhen Holdings, Ltd. *	122,000	26,777
China Aerospace International Holdings, Ltd. *	1,971,200	95,373
China Agri-Industries Holdings, Ltd. *	1,937,000	922,075
China Aoyuan Property Group Ltd	1,136,000	143,239
China Automation Group, Ltd. *	120,000	25,701
China Everbright, Ltd.	912,000	1,412,873
China Grand Forestry Resources Group, Ltd. *	6,636,000	256,358
China Green Holdings, Ltd.	549,000	323,735
China Haidian Holdings, Ltd. *	402,000	28,539
China Merchants Holdings International
Company, Ltd.	1,320,000	3,062,242
China Molybdenum Company, Ltd. (g)	1,589,000	711,400
China Pharmaceutical Group, Ltd.	1,356,000	542,091
China Properties Group, Ltd. *	724,000	109,114
China Resources Enterprises, Ltd.	1,456,000	2,258,423
China State Construction International
Holdings, Ltd.	1,418,000	245,557
China Travel International Investment
Hong Kong, Ltd.	4,356,000	769,961
China Wireless Technologies, Ltd. *	1,132,000	59,062
Chongqing Iron & Steel Company, Ltd.	854,000	218,069
Citic Pacific, Ltd.	2,206,000	2,497,092
CITIC Resources Holdings, Ltd. *	3,640,000	433,181
CNPC Hong Kong, Ltd.	2,910,000	1,235,110
COFCO International, Ltd.	802,000	311,516
Comba Telecom Systems Holdings, Ltd.	458,000	162,715
Cosco International Holdings, Ltd.	908,000	240,375
Cosco Pacific, Ltd.	1,408,000	1,384,756
DaChan Food Asia, Ltd. *	190,000	24,506
Dalian Port PDA Company, Ltd.	1,112,000	360,034
Denway Motors, Ltd.	5,864,000	2,272,291
Digital China Holdings, Ltd.	103,000	43,080
Dynasty Fine Wines Group, Ltd.	756,000	127,206
First Tractor Company, Ltd.	204,000	43,876
Fosun International	2,162,000	721,903
Fu Ji Food & Catering Services Holdings, Ltd. (a)	322,000	142,151
Geely Automobile Holdings Company, Ltd.	3,370,000	290,738
Global Bio-Chem Technology
Group Company, Ltd.	1,732,000	223,387
Great Wall Motor Company, Ltd.	599,500	240,511
Great Wall Technology Company, Ltd. *	142,000	15,058
Greentown China Holdings, Ltd.	770,500	338,514
Guangzhou Investment Company, Ltd.	4,705,577	485,388
Guangzhou Pharmaceutical Company, Ltd.	382,000	128,875
Haier Electronics Group Company, Ltd. *	1,544,000	155,326
Hainan Meilan International Airport Company,
Ltd.	213,000	101,363
Haitian International Holdings, Ltd. *	566,000	95,008
Harbin Power Equipment Company, Ltd.	888,000	578,720
Hidili Industry International Development, Ltd.	1,278,000	392,412
HKC Holdings, Ltd.	3,552,190	243,129
Hopson Development Holdings, Ltd., GDR	650,000	431,491
Innomaxx Biotechnology Group, Ltd. *	5,960,000	196,172

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Intime Department Store Group Company, Ltd.	737,000	$185,774
Ju Teng International Holdings, Ltd. *	638,000	196,239
Kingway Brewery Holdings, Ltd. *	578,000	49,274
Lai Fung Holdings, Ltd.	4,485,000	56,822
Lingbao Gold Company, Ltd.	450,000	163,249
Lonking Holdings, Ltd.	573,000	348,437
Mingyuan Medicare Development
Company, Ltd.	1,500,000	90,019
Minmetals Resources, Ltd.	1,124,000	194,417
Minth Group, Ltd.	176,000	86,047
Nan Hai Corp., Ltd. *	13,500,000	74,823
Neo-China Group Holdings, Ltd. (e)	359,000	114,639
New World Department Store China *	660,000	287,110
Nine Dragons Paper Holdings, Ltd.	1,877,000	711,445
Poly Hong Kong Investment, Ltd.	110,000	26,873
Qin Jia Yuan Media Services Company, Ltd.	499,400	78,603
Shanghai Industrial Holdings, Ltd.	726,000	2,019,858
Shanghai Prime Machinery Company, Ltd.	700,000	73,871
Shanghai Real Estate, Ltd.	2,806,000	220,365
Shenzhen International Holdings, Ltd.	10,320,000	472,559
Shenzhen Investment, Ltd.	2,304,000	567,075
Shenzhou International Group Holdings, Ltd.	359,000	91,510
Shimao Property Holdings, Ltd., GDR	1,648,500	1,441,100
Shougang Concord International Enterprises
Company, Ltd.	3,828,000	394,567
Sichuan Xinhua Winshare Chainstore
Company, Ltd.	690,000	202,107
Sino Union Petroleum & Chemical
International, Ltd. *	2,560,000	247,418
SinoCom Software Group, Ltd.	160,000	14,036
Sinolink Worldwide Holdings, Ltd.	2,292,000	153,705
Sino-Ocean Land Holdings, Ltd.	4,148,000	2,729,325
Sinopec Kantons Holdings, Ltd.	424,000	68,977
Skyworth Digital Holdings, Ltd.	1,746,000	159,774
Stone Group Holdings, Ltd. *	1,150,000	45,293
TCL Communication Technology
Holdings, Ltd. *	249,000	15,146
TCL Multimedia Technology Holdings, Ltd. *	947,200	139,294
Tian An China Investment, Ltd.	697,000	186,119
Tianjin Port Development Holdings, Ltd.	962,000	235,756
TPV Technology, Ltd.	1,902,000	582,078
Travelsky Technology, Ltd., Class H	592,000	272,179
Vinda International Holdings, Ltd.	84,000	35,882
Wasion Group Holdings, Ltd.	514,000	169,207
Weiqiao Textile Company, Ltd.	603,000	179,993
Wuyi International Pharmaceutical Co., Ltd.	645,000	45,000
Xiamen International Port Company, Ltd.	1,372,000	155,776
Xingda International Holdings, Ltd.	877,000	112,193
Xinjiang Xinxin Mining Industry Co., Ltd.	903,000	271,570
Xinyu Hengdeli Holdings, Ltd.	952,000	155,850
Xiwang Sugar Holdings Company, Ltd.	474,000	70,854
Zhejiang Glass Company, Ltd. *	162,000	26,388

		43,881,022

Hungary - 1.80%
Danubius Hotel and Spa PLC *	6,805	114,888
Egis Gyogyszergyar Nyrt.	8,714	429,136

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hungary (continued)
FHB Mortgage Bank PLC * (a)	10,975	$25,668
Fotex PLC *	60,581	69,926
MOL Magyar Olaj & Gazipari Rt. (a)	124,450	5,580,993
OTP Bank Rt. * (a)	345,310	2,909,380
Pannonplast PLC *	14,510	42,446
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	17,388	38,418

		9,210,855

India - 9.99%
Aarti Industries, Ltd.	51,087	28,646
ABG Shipyard, Ltd.	4,051	6,624
ACC, Ltd.	16,968	192,632
Aditya Birla Nuvo, Ltd.	35,975	313,855
Ador Welding, Ltd.	8,367	13,440
Aftek, Ltd.	28,740	4,247
Alembic, Ltd.	73,121	44,964
Allahabad Bank	149,931	115,182
Alok Industries, Ltd.	35,798	8,974
Ambuja Cements, Ltd.	595,078	830,449
Amtek Auto, Ltd.	132,067	194,424
Andhra Bank	146,672	130,888
Apollo Hospitals Enterprise, Ltd.	23,157	181,659
Apollo Tyres, Ltd.	115,200	40,456
Arvind Mills, Ltd. *	104,084	27,605
Ashok Leyland, Ltd.	830,697	296,217
Aurobindo Pharma, Ltd.	42,557	157,967
Avaya Global Connect, Ltd.	5,668	8,457
Axis Bank, Ltd.	255,466	2,090,135
Bajaj Auto Finance, Ltd.	13,322	18,824
Bajaj Auto, Ltd.	22,800	136,955
Bajaj Finserv, Ltd.	23,398	77,908
Bajaj Hindusthan, Ltd.	97,673	92,709
Balaji Telefilms, Ltd.	15,413	8,881
Ballarpur Industries, Ltd.	403,880	117,924
Balmer Lawrie & Company, Ltd.	5,100	24,113
Balrampur Chini Mills, Ltd.	247,232	257,943
Bank of Maharashtra	152,501	62,806
Bank of Rajasthan	49,239	36,554
Bata India, Ltd.	12,773	26,143
Bharat Earth Movers, Ltd.	19,043	144,259
Bharat Forge, Ltd.	88,373	170,339
Bhushan Steel, Ltd.	23,491	184,496
Biocon, Ltd.	75,936	220,913
Birla Corp., Ltd.	43,321	150,248
Bombay Burmah Trading Company, Ltd.	3,000	7,951
Bombay Dyeing & Manufacturing Company,
Ltd.	6,442	21,583
Cairn India, Ltd. *	417,932	1,522,728
Century Textile & Industries, Ltd.	44,409	192,958
Chambal Fertilizers & Chemicals, Ltd.	196,299	161,736
Chi Investments, Ltd. *	3,214	1,078
Cholamandalam DBS Finance, Ltd.	16,563	8,594
City Union Bank, Ltd.	130,140	31,615
Clariant Chemicals India, Ltd. *	1,800	6,966
CMC, Ltd.	500	3,150
Coromandel Fertilisers, Ltd.	28,000	49,740

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Cranes Software International, Ltd.	13,600	$11,216
Dalmia Cement Bharat, Ltd.	12,925	19,846
DCM Shriram Consolidated, Ltd.	39,804	19,253
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	25,890	28,901
DLF, Ltd.	142,244	470,424
Dr. Reddy's Laboratories, Ltd., ADR	134,990	1,275,655
Edelweiss Capital, Ltd.	6,630	33,479
Eicher Motors, Ltd.	8,249	35,581
EID Parry India, Ltd.	57,429	158,904
Elder Pharmaceuticals, Ltd.	7,799	33,365
Electrosteel Castings, Ltd.	80,000	23,602
Escorts, Ltd. *	17,876	12,420
Essel Propack, Ltd.	34,800	8,581
Eveready Industries, Ltd. *	12,000	4,248
FAG Bearings India, Ltd.	990	5,676
FDC, Ltd.	28,000	18,935
Federal Bank, Ltd.	198,437	541,912
Financial Technologies (India), Ltd.	19,758	244,773
Finolex Cables, Ltd.	54,200	20,768
Finolex Industries, Ltd.	36,402	20,294
Fortis Healthcare, Ltd. *	86,920	115,579
Gammon India, Ltd.	40,645	46,197
Gitanjali Gems, Ltd.	15,098	13,432
Godfrey Philips India, Ltd.	860	12,154
Godrej Industries, Ltd.	87,653	91,254
Graphite India, Ltd.	75,117	36,643
Grasim Industries, Ltd.	40,248	1,253,854
Great Eastern Shipping Company, Ltd.	83,702	315,077
Great Offshore, Ltd.	35,848	177,194
GTL, Ltd.	47,854	226,427
Gujarat Alkalies & Chemicals, Ltd.	21,556	25,158
Gujarat Ambuja Exports, Ltd.	77,000	22,499
Gujarat Flourochemicals, Ltd.	5,500	7,021
Gujarat Narmada Valley Fertilizers Company,
Ltd.	41,702	49,971
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	41,123
HCL Infosystems, Ltd.	110,394	166,781
HCL Technologies, Ltd.	243,659	496,481
HEG, Ltd.	20,234	38,008
Hexaware Technologies, Ltd.	151,100	78,693
Himatsingka Seide, Ltd. *	28,000	12,906
Hindalco Industries, Ltd. *	510,000	528,307
Hinduja TMT, Ltd.	5,620	10,596
Hindustan Construction Company, Ltd.	114,444	88,277
Hindustan Motors, Ltd. *	62,437	16,302
Hotel Leela Venture, Ltd.	112,448	41,472
ICICI Bank, Ltd., SADR	550,245	7,312,756
I-Flex Solutions, Ltd. *	20,606	302,226
India Cements, Ltd.	237,228	494,570
India Glycols, Ltd.	11,700	10,324
India Infoline, Ltd.	168,409	193,402
Indiabulls Financial Services, Ltd.	175,539	313,892
Indiabulls Real Estate, Ltd. *	203,095	401,710
Indian Hotels Company, Ltd.	442,697	343,286
Indian Overseas Bank	234,477	209,218
IndusInd Bank, Ltd.	226,241	143,690

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Industrial Development Bank of India, Ltd.	323,790	$290,891
Infomedia India, Ltd.	4,400	4,908
Infrastructure Development Finance
Company, Ltd.	982,037	1,051,004
Ingersoll-Rand India Ltd	3,400	17,626
Ipca Laboratories, Ltd.	5,887	38,360
IVRCL Infrastructures & Projects, Ltd.	207,617	499,021
Jaiprakash Associates, Ltd.	353,591	584,777
Jammu & Kashmir Bank, Ltd.	19,170	119,582
JB Chemicals & Pharmaceuticals, Ltd.	20,800	15,183
JBF Industries, Ltd.	16,838	10,512
Jet Airways India, Ltd. *	16,525	55,720
Jindal Saw, Ltd. *	15,200	52,945
Jindal Stainless, Ltd.	44,041	33,967
JK Tyre & Industries, Ltd. *	6,013	4,214
JSW Steel, Ltd.	75,081	345,660
Jubilant Organosys, Ltd.	2,800	5,367
Jyoti Structures, Ltd.	16,000	17,232
Kalpataru Power Transmission Ltd	3,059	19,478
Karnataka Bank, Ltd.	55,324	70,718
Karur Vysya Bank, Ltd.	15,800	62,228
Kesoram Industries, Ltd.	9,211	24,305
Kirloskar Oil Engines, Ltd.	69,124	75,071
Kotak Mahindra Bank, Ltd.	127,846	703,882
KS Oils, Ltd.	62,402	52,276
Lakshmi Machine Works, Ltd.	2,097	20,815
Lanxess ABS, Ltd.	4,800	8,215
LIC Housing Finance, Ltd.	68,469	304,783
Madras Cements, Ltd.	36,000	51,160
Maharashtra Seamless, Ltd.	50,339	140,418
Mahindra & Mahindra, Ltd.	216,103	1,641,364
Mahindra Lifespace Developers, Ltd.	10,600	27,490
Mangalam Cement, Ltd.	14,461	16,899
Maruti Udyog, Ltd.	60,042	925,123
Mastek, Ltd.	18,261	41,962
Matrix Laboratories, Ltd. *	43,893	128,040
MAX India, Ltd. *	32,000	62,212
Mercator Lines, Ltd.	163,169	91,457
Merck, Ltd.	5,500	39,093
Monnet Ispat & Energy, Ltd.	17,371	52,315
Moser Baer India, Ltd.	130,000	136,638
MRF, Ltd.	920	32,514
Mukand, Ltd.	22,832	10,322
Nagarjuna Construction Company, Ltd.	182,984	217,499
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	44,137
Nahar Spinning Mills, Ltd.	6,600	3,059
National Organic Chemical Industries, Ltd.	80,240	18,121
Navneet Publications India, Ltd. *	30,000	29,429
NIIT Technologies, Ltd.	19,088	20,004
Nirma, Ltd.	27,700	51,185
Orchid Chemicals & Pharmaceuticals, Ltd.	20,218	30,630
Orient Paper & Industries, Ltd.	51,770	24,556
Oriental Bank of Commerce	101,465	220,751
Panacea Biotec, Ltd.	19,983	23,272
Pantaloon Retail India, Ltd.	37,347	119,477
Patel Engineering Ltd	5,136	13,710

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Patni Computer Systems, Ltd.	103,526	$259,962
Petronet LNG, Ltd.	458,012	350,215
Polaris Software Lab, Ltd.	26,963	23,964
Polyplex Corp., Ltd.	1,700	3,772
PSL, Ltd.	10,200	16,987
PTC India, Ltd.	198,972	275,097
Punj Lloyd, Ltd.	104,776	190,689
Rallis India, Ltd.	4,273	33,230
Raymond, Ltd.	13,115	19,636
REI Six Ten Retail, Ltd. *	1,547	35,042
Reliance Capital, Ltd.	71,378	504,245
Reliance Communications, Ltd.	867,796	3,019,399
Reliance Industries, Ltd., GDR (g)	121,583	7,282,822
Reliance Industries, Ltd.	4,100	123,307
Rolta India, Ltd.	48,650	56,039
Ruchi Soya Industries, Ltd.	61,975	27,181
Seamec, Ltd. *	10,845	12,558
Sicagen India, Ltd. *	6,851	547
Sical Logistics, Ltd. *	6,851	2,562
Sonata Software, Ltd.	29,000	9,049
South Indian Bank, Ltd.	67,367	68,059
SREI Infrastructure Finance, Ltd.	22,993	11,034
SRF, Ltd.	24,910	36,328
Sterlite Optical Technologies, Ltd.	16,753	23,277
Strides Arcolab, Ltd. *	8,709	13,981
Sundram Fasteners, Ltd.	17,700	5,173
Supreme Industries, Ltd.	7,790	16,320
Suzlon Energy, Ltd.	71,400	60,205
Syndicate Bank, Ltd.	227,419	216,084
Tata Chemicals, Ltd.	80,240	224,854
Tata Investment Corp., Ltd.	6,431	29,353
Tata Metaliks, Ltd.	7,900	7,877
Tata Motors, Ltd., SADR (a)	26,000	128,180
Tata Motors, Ltd.	310,748	1,106,607
Tata Steel, Ltd.	165,028	675,916
Tata Tea, Ltd.	42,511	485,265
Teledata Marine Solutions *	23,474	15,847
Teledata Technology Solutions *	23,474	15,847
Torrent Pharmaceuticals, Ltd.	9,400	24,632
Trent, Ltd.	4,173	27,601
Tube Investments of India, Ltd.	75,410	38,506
TVS Motor Company, Ltd.	51,986	23,412
Unichem Laboratories, Ltd.	9,000	29,384
Union Bank of India, Ltd.	153,186	440,134
Unitech, Ltd.	101,301	69,703
United Phosphorus, Ltd.	229,410	452,468
Usha Martin, Ltd.	64,955	35,418
Varun Shipping Company, Ltd.	66,246	54,757
Videocon Industries, Ltd.	61,053	105,333
Wockhardt, Ltd.	18,700	31,684
Yes Bank, Ltd. *	94,286	92,858
Zee Entertainment Enterprises, Ltd.	323,157	683,930
Zensar Technologies, Ltd.	6,485	9,850
Zuari Industries, Ltd.	9,200	25,614

		51,283,619

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia - 2.01%
Astra Graphia Tbk PT	606,000	$13,447
Astra International Tbk PT	215,000	266,137
Bakrie & Brothers Tbk PT *	5,347,000	23,154
Bakrieland Development Tbk PT *	44,629,000	329,343
Bank Danamon Indonesia Tbk PT	4,161,500	1,128,206
Berlian Laju Tanker Tbk PT	6,283,500	283,183
Bhakti Investama Tbk PT	3,630,500	50,773
Budi Acid Jaya Tbk PT	1,493,000	16,716
Bumi Resources Tbk PT	43,686,500	3,102,526
Charoen Pokphand Indonesia Tbk PT *	2,559,000	111,340
Ciputra Development Tbk PT *	8,450,000	264,233
Ciputra Surya Tbk PT *	896,000	20,153
Davomas Abadi Tbk PT *	2,465,000	13,056
Enseval Putera Megatrading Tbk PT	1,244,000	41,522
Global Mediacom Tbk PT *	550,000	9,177
Gudang Garam Tbk PT	743,000	381,171
Holcim Indonesia Tbk PT *	3,866,000	184,620
Indofood Sukses Makmur Tbk PT	14,442,000	1,178,287
International Nickel Indonesia Tbk PT	4,848,500	935,699
Kalbe Farma Tbk PT	5,844,000	314,793
Kawasan Industri Jababeka Tbk PT *	6,349,500	27,550
Matahari Putra Prima Tbk PT	2,266,500	110,168
Medco Energi Internasional Tbk PT *	3,804,000	728,499
Mitra Adiperkasa Tbk PT	837,000	18,873
Panin Insurance Tbk PT *	1,544,000	22,410
Panin Life Tbk PT *	6,381,500	37,138
Polychem Indonesia Tbk PT *	1,954,500	12,406
Samudera Indonesia Tbk PT	58,500	16,186
Summarecon Agung Tbk PT	3,295,000	54,584
Suryainti Permata Tbk PT *	1,446,000	25,104
Timah Tbk PT	5,132,500	471,787
Trias Sentosa Tbk PT	2,019,500	29,559
Trimegah Securities Tbk PT	1,540,500	15,332
Tunas Ridean Tbk PT	949,000	73,965

		10,311,097

Israel - 3.04%
Africa-Israel Investments, Ltd.	21,944	193,507
Alvarion, Ltd. *	111,513	350,673
American Israeli Paper Mills, Inc. *	4,850	190,339
AudioCodes, Ltd. *	21,648	24,572
Azorim Investment Development &
Construction Company, Ltd.	15,586	32,615
Bank Hapoalim, Ltd. *	2,077,438	3,828,211
Bank Leumi Le-Israel, Ltd.	2,066,633	4,129,538
Blue Square Israel, Ltd.	3,239	19,311
Clal Industries & Investments, Ltd.	138,756	315,797
Clal Insurance Enterprise Holdings, Ltd.	35,171	241,545
Delta Galil Industries, Ltd. *	3,488	4,909
Direct Insurance Financial Investments, Ltd.	16,135	17,780
Discount Investment Corp.	21,660	227,296
Electra, Ltd.	2,482	200,528
Elron Electronic Industries, Ltd. *	22,510	55,855
First International Bank of Israel, Ltd. - USD *	38,921	280,138
First International Bank of Israel, Ltd. *	44,364	60,955
Formula Systems, Ltd., GDR	3,500	16,240
Formula Systems, Ltd.	8,342	38,464

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Frutarom Industries, Ltd.	4,161	$26,138
Harel Insurance Investments, Ltd.	16,168	382,209
Ituran Location & Control, Ltd.	2,562	19,284
Koor Industries, Ltd. *	5,490	85,529
Leader Holding & Investments, Ltd.	21,500	7,727
Makhteshim-Agam Industries, Ltd.	148,500	625,563
Menorah Mivtachim Holdings, Ltd. *	52,746	290,320
Migdal Insurance Holdings, Ltd.	582,765	473,209
Mivtach Shamir Holdings, Ltd. *	7,430	98,589
Oil Refineries, Ltd.	1,782,271	580,206
Orbotech, Ltd. *	15,238	57,752
Ormat Industries, Ltd.	75,737	518,320
Paz Oil Company, Ltd.	4,783	475,549
Radvision, Ltd. *	6,026	28,127
Retalix, Ltd. *	29,214	261,612
Scailex Corp., Ltd.	16,565	121,745
Union Bank of Israel, Ltd. *	24,593	42,497
United Mizrahi Bank, Ltd.	261,466	1,263,242

		15,585,891

Malaysia - 5.08%
Affin Holdings BHD	1,056,300	396,902
AirAsia BHD *	799,300	206,107
AMDB BHD *	330,000	9,075
AMMB Holdings BHD	3,756,162	2,689,702
Ann Joo Resources BHD	48,000	13,454
Asas Dunia BHD *	24,000	3,358
Asia Pacific Land BHD *	282,100	15,090
Bandar Raya Developments BHD	861,200	241,378
Berjaya Corp. BHD	1,312,300	207,249
Bolton BHD	177,100	26,719
Boustead Holdings BHD	544,900	491,162
Cahya Mata Sarawak BHD	241,600	76,961
Dijaya Corp. BHD	40,900	9,828
DNP Holdings BHD	15,000	2,928
DRB-Hicom BHD	798,300	151,080
Eastern & Oriental BHD *	70,400	8,907
Eastern Pacific Industrial Corp. BHD	155,600	56,758
ECM Libra Avenue BHD	516,600	52,640
EON Capital BHD	402,200	295,757
Esso Malaysia BHD	92,100	52,816
General Corp. BHD	222,500	37,930
Genting BHD	2,936,800	2,964,604
Globetronics Technology BHD	190,440	25,591
Glomac BHD	231,300	31,135
Goldis BHD	163,200	47,901
Hap Seng Consolidated BHD	253,900	132,682
Hong Leong Credit BHD	275,700	354,153
Hong Leong Industries BHD	25,000	20,736
Hume Industries Malaysia BHD	112,800	81,069
Hunza Properties BHD	113,800	38,042
Hwang-DBS Malaysia BHD	105,200	28,571
IGB Corp. BHD	1,982,300	733,710
IJM Corp. BHD *	1,643,700	1,887,008
Insas BHD *	466,600	30,782
Integrated Logistics BHD	155,100	27,336
Jaks Resources BHD *	246,000	25,341

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Jaya Tiasa Holdings BHD	63,945	$30,018
K & N Kenanga Holdings BHD	323,600	35,507
Karambunai Corp. BHD *	1,978,300	27,161
Keck Seng BHD	148,200	113,090
Kian Joo Can Factory BHD	517,600	166,231
Kim Loong Resources BHD	29,400	13,995
KLCC Property Holdings BHD	940,100	773,369
KNM Group BHD	5,855,800	618,974
KPJ Healthcare BHD	97,000	75,143
KSL Holdings BHD	267,333	43,955
KUB Malaysia BHD *	534,400	41,114
Kulim Malaysia BHD	293,800	401,809
Kumpulan Hartanah Selangor BHD *	410,800	37,736
Kwantas Corp. BHD	56,000	27,716
Land & General BHD *	163,200	7,404
Landmarks BHD	83,000	16,622
LBS Bina Group BHD *	210,000	13,833
Leader Universal Holdings BHD	639,800	73,595
Lion Corp. BHD *	549,100	25,576
Lion Industries Corp. BHD	1,119,300	187,453
MAA Holdings BHD *	133,400	16,832
Malayan Banking BHD	530,000	561,773
Malaysian Airline System BHD	87,000	68,487
Malaysian Plantations BHD	1,709,300	793,145
Malaysian Resources Corp. BHD	240,000	55,987
MBM Resources BHD	60,500	33,192
Measat Global BHD *	63,200	17,230
Mega First Corp. BHD	163,700	32,780
MK Land Holdings BHD *	632,500	27,819
MMC Corp. BHD	2,402,500	935,739
MNRB Holdings BHD	10,000	7,543
MTD ACPI Engineering BHD	141,900	11,689
Muhibbah Engineering M BHD	678,000	147,104
Mulpha International BHD *	831,100	63,770
Naim Cendera Holdings, Ltd., Berhad	21,000	6,567
New Straits Times Press BHD	154,900	45,160
Nylex Malaysia BHD	77,700	8,247
Oriental Holdings BHD	345,500	411,913
OSK Holdings BHD	857,700	218,968
OSK Property Holdings Bhd	82,291	7,933
Padiberas Nasional BHD	364,500	127,908
Panasonic Manufacturing Malaysia BHD	48,200	134,862
PBA Holdings BHD	32,000	7,572
PJ Development Holdings BHD	480,100	54,715
PPB Group BHD	1,017,600	2,737,184
Protasco BHD	172,400	27,429
Proton Holdings BHD	289,000	125,163
Ranhill BHD	372,100	74,544
RHB Capital BHD	648,600	630,913
Sarawak Energy BHD	552,900	259,157
Scientex, Inc. BHD	51,000	12,161
Scomi Group BHD	2,101,000	184,629
Selangor Dredging BHD	326,900	34,991
Selangor Properties BHD *	105,000	84,192
Shangri-La Hotels BHD	101,900	43,346

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Shell Refining Company Federation
of Malaya BHD	161,700	$425,818
SHL Consolidated BHD	172,300	44,901
Southern Steel BHD	36,000	11,759
Sunway City BHD	397,500	162,605
Sunway Holdings, Inc. BHD	449,000	78,145
Suria Capital Holdings BHD	286,100	57,739
Symphony House BHD	72,611	4,380
Ta Ann Holdings Berhad	320,000	259,115
TA Enterprise BHD	1,858,500	305,684
Tan Chong Motor Holdings BHD	833,000	281,375
TDM BHD	160,500	66,991
Tebrau Teguh BHD *	316,000	33,824
TH Group BHD	269,200	55,014
Time.com BHD *	1,035,600	62,643
TM International BHD *	2,214,300	1,374,981
Tradewinds Malaysia BHD	57,000	40,625
Tronoh Consolidated M Berhad	227,600	34,986
Unisem M BHD	405,100	62,235
United Malacca BHD	65,200	105,470
V.S. Industry BHD	166,770	46,362
Wah Seong Corp., Berhad	458,600	163,410
WTK Holdings BHD *	268,500	56,053
YNH Property Berhad	443,106	124,078

		26,073,600

Mexico - 6.35%
Alfa SA de CV	458,500	711,460
Alsea SAB de CV *	259,350	75,251
Axtel SAB de CV, ADR *	736,600	295,888
Carso Infraestructura y Construccion SA de
CV *	157,200	71,581
Cemex SA de CV, SADR * (a)	742,266	4,639,162
Cia Minera Autlan SAB de CV	55,000	71,055
Coca-Cola Femsa SAB de CV, SADR	26,500	902,590
Consorcio ARA SA de CV	1,138,000	298,057
Corp Moctezuma SAB de CV	343,000	460,078
Corp. GEO SA de CV, Series B *	640,274	646,376
Desarrolladora Homex SA de CV *	239,300	530,464
Embotelladoras Arca SA de CV	407,966	710,808
Empresas ICA SA de CV, SADR * (a)	153,360	1,035,180
Empresas ICA Sociedad
Controladora SA de CV *	46,900	79,463
Fomento Economico Mexicano SA de CV,
SADR	240,775	6,069,938
GMD Resorts SAB de CV *	68,200	24,073
Gruma SA de CV, SADR *	43,786	64,365
Gruma SA de CV *	19,921	7,594
Grupo Aeroportuario del Centro Norte Sab de
CV *	231,900	212,009
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	71,900	1,312,175
Grupo Aeroportuario del Sureste SA de CV,
SADR (a)	31,167	896,986
Grupo Aeroportuario del Sureste SA de CV	28,700	82,362
Grupo Carso SA de CV	662,300	1,608,409
Grupo Cementos de Chihuahua SA de CV	35,500	71,677
Grupo Continential SA de CV	373,600	603,721

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Grupo Financiero Banorte SA de CV	1,883,700	$2,498,745
Grupo Industrial Maseca SA de CV	53,900	32,344
Grupo Industrial Saltillo SA de CV *	94,000	16,789
Grupo Kuo SA de CV *	164,000	54,416
Grupo Mexicano de Desarrollo, SAB *	68,200	36,592
Grupo Mexico SA	5,071,777	3,695,075
Grupo Modelo SA	262,000	793,491
Grupo Simec SAB de CV *	192,500	275,874
Industrias CH SA de CV *	336,700	675,064
Organizacion Soriana SA de CV *	1,460,000	2,339,710
Qualitas Compania de Seguros SA de CV *	258,200	50,492
Urbi Desarrollos Urbanos SA de CV *	663,500	582,700
Vitro SA de CV, SADR	90,856	79,045

		32,611,059

Philippines - 0.56%
Ayala Corp.	34,000	145,046
DMCI Holdings, Inc.	1,244,000	102,857
Empire East Land Holdings, Inc. *	2,990,000	14,827
Filinvest Development Corp.	730,000	16,361
Filinvest Land, Inc.	26,828,500	200,461
First Philippine Holdings Corp. *	527,900	289,625
International Container Terminal Services, Inc.	490,800	121,750
Megaworld Corp.	19,273,800	223,401
Metropolitan Bank & Trust Company	1,243,400	668,660
Philippine National Bank *	147,300	35,769
Rizal Commercial Banking Corp.	481,000	104,833
Robinsons Land Corp.	2,939,000	273,222
Security Bank Corp.	144,400	100,039
SM Investments Corp.	52,330	215,413
Union Bank of Philippines	214,600	103,311
Universal Robina Corp.	1,331,500	179,096
Vista Land & Lifescapes, Inc.	5,803,000	93,801

		2,888,472

Poland - 2.24%
Agora SA	76,744	294,698
Bank BPH SA *	15,307	128,530
Bank Millennium SA	195,741	101,546
Barlinek SA *	1,279	991
Bioton SA *	4,546,178	288,229
Boryszew SA *	21,543	14,538
Ciech SA	13,483	93,148
Computerland SA *	10,584	54,624
Debica SA	7,768	78,917
Dom Development SA	4,443	29,449
Echo Investment SA *	459,382	322,848
Elstar Oils SA *	66,143	73,128
Emperia Holding SA	2,613	34,395
Fabryka Kotlow Rafako SA *	38,508	67,704
Fabryki Mebli Forte SA *	23,417	34,987
Farmacol SA *	11,755	78,676
Firma Chemiczna Dwory SA *	1,708,170	265,184
Getin Holding SA *	505,765	585,603
Grupa Kety SA	17,839	313,904
Grupa Lotos SA *	99,148	472,692
Impexmetal SA	74,050	27,146

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
KGHM Polska Miedz SA	134,358	$1,775,691
Koelner SA *	8,726	19,022
Kredyt Bank SA	48,880	85,028
MNI SA *	58,918	44,254
Mostostal-Export SA *	22,710	11,203
Netia SA *	324,551	289,421
Orbis SA	50,530	431,061
Pekaes SA	6,380	16,208
Pfleiderer Grajewo SA	3,224	6,110
Polnord SA *	17,218	133,766
Polski Koncern Miesny Duda SA *	84,749	13,881
Polski Koncern Naftowy Orlen SA	631,764	4,356,497
Przedsiebiorstwo Eksportu i Importu Kopex SA *	61,117	217,609
Softbank SA	55,652	700,488
Zelmer SA	4,751	27,595

		11,488,771

South Africa - 11.37%
ABSA Group, Ltd.	404,007	4,103,628
Aeci, Ltd.	116,271	540,175
Afgri, Ltd.	348,059	157,825
African Bank Investments, Ltd.	978,572	2,603,441
African Rainbow Minerals, Ltd.	6,754	98,843
Allied Electronics Corp., Ltd.	40,499	85,516
Argent Industrial, Ltd.	72,205	66,956
Aveng, Ltd.	395,902	1,089,397
Barloworld, Ltd.	221,862	750,975
Bell Equipment, Ltd.	34,158	19,752
Caxton & CTP Publishers & Printers, Ltd.	185,300	234,361
Ceramic Industries, Ltd.	1,970	14,544
DataTec, Ltd. *	169,621	263,121
Drdgold, Ltd.	149,993	124,406
Enaleni Pharmaceuticals, Ltd. *	301,962	109,921
Eqstra Holdings, Ltd. *	89,724	49,177
FirstRand, Ltd.	3,272,684	4,172,085
Freeworld Coatings, Ltd.	94,081	49,680
Gijima Ast Group, Ltd.	338,992	19,287
Gold Fields, Ltd., SADR	586,000	6,645,240
Gold Fields, Ltd.	3,784	42,506
Grindrod, Ltd.	537,262	684,699
Group Five, Ltd.	22,866	68,167
Harmony Gold Mining Company, Ltd., SADR * (a)	325,894	3,565,280
Hudaco Industries, Ltd. *	12,678	58,852
Hulamin, Ltd.	72,497	76,677
Iliad Africa, Ltd. *	122,270	83,096
Imperial Holdings, Ltd.	247,435	1,398,306
Investec, Ltd.	298,737	1,226,618
JD Group, Ltd.	270,507	943,457
Kap International Holdings, Ltd. *	189,283	28,025
Lewis Group, Ltd.	125,763	566,448
Liberty Holdings, Ltd.	107,826	717,174
Medi-Clinic Corp., Ltd.	351,183	798,856
Metair Investments, Ltd.	163,437	77,002
Metropolitan Holdings, Ltd.	846,010	936,479
Mittal Steel South Africa, Ltd.	206,793	1,596,156
Mondi, Ltd.	207,588	606,246
Mustek, Ltd.	76,041	15,175

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Mvelaphanda Group, Ltd.	205,783	$97,611
Nampak, Ltd. *	799,962	1,062,998
Nedbank Group, Ltd.	279,886	2,515,411
Northam Platinum, Ltd.	123,106	334,962
Nu-World Holdings, Ltd. *	19,436	30,224
Omnia Holdings, Ltd.	27,663	151,872
Peregrine Holdings, Ltd.	86,314	52,450
PSG Group, Ltd.	96,332	142,385
Sanlam, Ltd.	2,724,064	4,845,831
Sappi, Ltd., SADR *	156,861	305,879
Simmer and Jack Mines, Ltd. *	431,684	120,520
Standard Bank Group, Ltd.	1,431,250	12,010,945
Steinhoff International Holdings, Ltd. *	1,566,993	1,668,764
Super Group, Ltd. *	300,107	19,709
Telkom SA, Ltd., SADR	3,000	132,990
Tiger Wheels, Ltd. * (e)	32,678	0
Trans Hex Group, Ltd.	70,871	10,859
Trencor, Ltd.	77,610	131,774
Value Group, Ltd.	178,661	48,096

		58,370,829

South Korea - 11.62%
Aekyung Petrochemical Company, Ltd.	1,660	19,623
Asia Cement Company, Ltd.	3,240	96,364
Asia Paper Manufacturing Company, Ltd. *	1,600	7,637
Asiana Airlines *	72,470	189,155
BNG Steel Company, Ltd. *	1,870	6,907
Bookook Securities Company, Ltd. *	2,100	25,134
Boryung Pharmaceutical Company, Ltd.	1,198	20,196
Busan Bank	145,940	629,144
BYC Company, Ltd.	240	19,607
Byucksan Corp.	1,580	12,674
Byucksan Engineering & Construction
Company, Ltd. *	7,600	14,681
C. & Woobang Construction Company, Ltd. *	7,230	3,973
Cheil Industries, Inc.	15,330	422,719
Choil Aluminum Manufacturing Company, Ltd. *	1,630	5,455
Chokwang Leather Company, Ltd. *	2,200	8,267
Chong Kun Dang Pharm Corp.	2,310	30,412
Choongwae Pharma Corp.	1,236	14,538
Chosun Refractories Company, Ltd.	650	31,347
Chungho Comnet Company, Ltd.	2,270	19,285
CJ Corp.	11,105	309,355
Dae Chang Industrial Company, Ltd. *	26,000	7,059
Dae Dong Industrial Company, Ltd.	1,800	19,573
Dae Han Flour Mills Company, Ltd.	1,232	91,910
Dae Won Kang Up Company, Ltd.	15,000	15,828
Daeduck Electronics Company, Ltd.	26,670	61,850
Daeduck GDS Company, Ltd.	5,010	22,491
Daegu Bank	104,080	554,771
Daehan Steel Co., Ltd.	9,250	82,640
Daehan Synthetic Fiber Company, Ltd.	429	19,056
Daekyo Company, Ltd.	44,550	144,577
Daelim Industrial Company, Ltd.	22,181	853,942
Daelim Trading Company, Ltd.	1,417	4,200
Daesang Corp. *	3,500	14,774
Daesung Industrial Company, Ltd.	900	38,494

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Daewoo Engineering & Construction
Company, Ltd.	162,970	$1,149,103
Daewoo Motor Sales Corp. *	22,720	119,019
Daewoong Company, Ltd. *	620	10,256
Dahaam E-Tec Company, Ltd.	300	5,316
Daishin Securities Company, Ltd. *	42,870	533,069
Daiyang Metal *	4,090	8,146
Daou Technology, Inc.	26,120	122,523
DI Corp. *	12,000	10,346
Digital Power Communications Company, Ltd.	13,000	10,770
Dong Ah Tire & Rubber Company, Ltd.	2,240	11,399
Dong Su Industrial Company, Ltd.	9,640	40,755
Dong Wha Pharmaceutical Industrial
Company, Ltd. *	2,710	79,902
Dongbang Transport Logistics Company, Ltd.	5,500	8,325
Dongbu Corp.	6,900	42,545
Dongbu Hannong Chemicals Company, Ltd. *	9,400	38,438
Dongbu Securities Company, Ltd. *	23,030	88,377
Dongbu Steel Company, Ltd.	7,360	32,356
Dong-Il Corp.	356	12,170
Dongil Rubber Belt Company, Ltd.	6,339	8,002
Dongkuk Steel Mill Company, Ltd.	34,650	644,202
Dongwon F & B Company, Ltd.	870	20,552
Dongyang Engineering & Construction Corp.	690	7,846
Dongyang Mechatronics Corp.	5,623	14,039
Doosan Industrial Development Company, Ltd.	29,260	126,959
DPI Holdings Company, Ltd.	5,790	26,003
En Paper Manufacturing Company, Ltd. *	5,512	8,052
F&F Company, Ltd.	4,900	9,239
Fursys, Inc.	4,840	72,080
Gaon Cable Company, Ltd.	730	12,438
Global & Yuasa Battery Company, Ltd.	3,500	57,693
GS Holdings Corp.	46,480	1,005,035
Gwangju Shinsegae Company, Ltd.	200	14,275
H.S. R & A Company, Ltd. *	2,200	10,983
Hae In Corp.	1,756	4,467
Halla Engineering & Construction Corp.	3,230	42,317
Han Kuk Carbon Co., Ltd.	16,350	70,516
Hana Financial Group, Inc.	92,830	1,414,386
Handok Pharmaceuticals Company, Ltd.	1,000	9,556
Handsome Company, Ltd.	17,320	105,195
Hanil Cement Manufacturing Company, Ltd.	4,588	228,757
Hanil Construction Company, Ltd.	3,058	11,396
Hanil E-Wha Company, Ltd.	6,200	8,372
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	11,960	118,461
Hanjin Shipping Company, Ltd.	47,530	648,195
Hanjin Transportation Company, Ltd.	7,030	161,999
Hankook Cosmetics Company, Ltd.	6,400	12,198
Hankook Tire Company, Ltd.	55,950	538,273
Hankuk Electric Glass Company, Ltd.	1,800	30,743
Hankuk Glass Industries, Inc.	1,970	29,206
Hankuk Paper Manufacturing Company, Ltd.	1,520	31,683
Hanmi Capital Company, Ltd.	5,310	18,788
Hanshin Construction Company, Ltd.	3,090	29,542
Hansol Chemical Company, Ltd.	2,900	12,840
Hansol Paper Company, Inc. *	26,690	181,657

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hanssem Company, Ltd.	3,800	$17,036
Hanwha Chem Corp.	63,846	438,957
Hanwha Securities Company, Ltd. *	32,672	208,121
Hanwha Timeworld Company, Ltd.	2,650	16,249
Hanyang Securities Company, Ltd. *	11,820	77,365
Heung-A Shipping Company, Ltd.	6,660	5,690
Hite Holdings Company, Ltd.	5,020	99,838
Honam Petrochemical Corp.	13,339	578,781
Hotel Shilla Company, Ltd.	19,080	234,170
Husteel Company, Ltd.	2,300	28,584
Hwa Shin Company, Ltd.	14,700	17,554
Hwa Sung Industrial Company, Ltd.	2,730	8,661
Hwacheon Machine Tool Company, Ltd.	940	20,527
Hynix Semiconductor, Inc. *	165,920	1,493,829
Hyosung Corp.	11,560	547,573
Hyundai Cement Company, Ltd. *	2,010	17,687
Hyundai Department Store Company, Ltd.	2,000	104,331
Hyundai DSF Company, Ltd.	2,300	11,359
Hyundai Elevator Company, Ltd.	2,202	113,330
Hyundai H & S Company, Ltd.	2,797	119,693
Hyundai Hysco Company, Ltd.	35,500	191,010
Hyundai Mipo Dockyard Company, Ltd.	10,917	1,033,046
Hyundai Motor Company, Ltd.	91,906	3,718,968
Hyundai Pharmaceutical Industrial Company,
Ltd.	15,500	26,712
Hyundai Securities Company, Ltd. *	123,665	1,028,467
Hyundai Steel Company	43,970	1,380,587
Il Dong Pharmaceutical Company, Ltd. *	2,010	51,043
Iljin Diamond Company, Ltd.	661	4,270
Iljin Electric, Ltd. *	3,211	8,026
Ilshin Spinning Company, Ltd.	370	16,073
Ilsung Pharmaceutical Company, Ltd.	990	44,280
Inzi Controls Company, Ltd.	6,050	10,722
Isu Chemical Company, Ltd.	1,700	13,003
Jahwa Electronics Company, Ltd.	4,300	18,362
Jeil Mutual Savings Bank	1,820	5,165
Jeil Pharmaceutical Co.	6,510	34,364
Jeonbuk Bank, Ltd.	32,275	106,254
Joongang Construction Company, Ltd. *	1,260	4,652
KB Financial Group, Inc., ADR * (a)	273,708	6,637,419
KC Tech Company, Ltd.	8,369	19,107
KCC Corp.	4,786	1,057,280
KCTC	1,530	12,466
Keangnam Enterprises, Ltd. *	3,358	23,486
Keyang Electric Machinery Company, Ltd.	13,000	13,740
KG Chemical Corp.	5,600	28,673
Kia Motors Corp. * (a)	152,110	945,938
KISCO Corp.	2,571	92,468
Kiswire, Ltd.	3,445	97,807
Kolon Engineering &
Construction Company, Ltd.	12,530	70,982
Kolon Industries, Inc.	10,500	237,551
Korea Airport Service Company, Ltd.	760	16,716
Korea Cast Iron Pipe Industries Company, Ltd. *	5,500	16,756
Korea Circuit Company, Ltd. *	5,300	10,100
Korea Development Corp. *	3,750	16,782
Korea Development Financing Corp. *	930	18,886

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korea Electric Terminal Company, Ltd.	5,770	$73,307
Korea Exchange Bank	225,030	1,022,874
Korea Flange Company, Ltd. *	4,810	38,441
Korea Green Paper Manufacturing Company,
Ltd. *	4,638	7,913
Korea Investment Holdings Company, Ltd. *	36,480	793,616
Korea Iron & Steel Company, Ltd.	778	28,865
Korea Kumho Petrochemical Company, Ltd.	10,030	156,732
Korea Line Corp.	5,722	244,559
Korea Mutual Savings Bank	1,980	22,548
Korea Polyol Company, Ltd.	887	23,590
Korea Zinc Company, Ltd.	5,179	429,181
Korean Air Lines Company, Ltd. *	32,750	824,438
Korean Petrochemical Industrial Company,
Ltd. *	2,430	41,454
KP Chemical Corp. *	27,370	123,598
KT Freetel Company, Ltd. *	49,600	995,143
KTB Network Corp. *	41,910	115,191
Kukdo Chemical Company, Ltd.	1,000	22,327
Kumho Electric Company, Ltd.	3,240	84,203
Kumho Industrial Company, Ltd.	20,130	211,719
Kumho Investment Bank *	60,370	22,371
Kumho Tire Company, Inc. *	20,600	61,721
Kumkang Industrial Company, Ltd.	1,400	9,225
Kunsul Chemical Industrial Company, Ltd. *	1,970	15,951
Kwang Dong Pharmaceutical Company, Ltd.	31,970	79,172
Kyeryong Construction
Industrial Company, Ltd.	6,260	97,674
Kyobo Securities Company, Ltd. *	12,050	73,936
Kyung Nong Corp.	9,470	24,977
Kyungbang, Ltd. *	480	25,294
Lee Ku Industrial Company, Ltd.	8,395	5,405
LG Dacom Corp.	20,260	257,413
LG Display Company, Ltd., ADR * (a)	152,600	1,559,572
LG International Corp.	10,930	149,664
Lotte Chilsung Beverage Company, Ltd.	669	417,477
Lotte Confectionery Company, Ltd.	672	503,322
Lotte Midopa Company, Ltd.	10,660	59,261
Lotte Samkang Company, Ltd.	924	92,260
Lotte Shopping Company, Ltd.	8,901	1,239,757
Manho Rope & Wire, Ltd.	1,350	13,487
Meritz Investment Bank *	31,951	16,977
Meritz Securities Company, Ltd. *	137,010	97,588
Moorim Paper Company, Ltd.	5,200	29,020
Namyang Dairy Products Company, Ltd.	531	173,554
Nexen Corp.	1,160	16,483
Nexen Tire Corp.	47,050	102,555
NH Investment & Securities Company, Ltd. *	21,230	112,167
Nong Shim Holdings Company, Ltd.	1,410	56,836
On*Media Corp. *	74,260	117,912
Pacific Corp.	3,083	194,887
Pang Rim Company, Ltd.	910	7,864
PaperCorea, Inc. *	2,800	14,201
Pohang Coated Steel Company, Ltd.	1,300	16,398
Poonglim Industrial Company, Ltd. *	3,790	10,398
Poongsan Corp. *	1,272	11,549
Poongsan Corp. *	6,767	64,309

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Pumyang Construction Company, Ltd.	970	$6,960
Pusan City Gas Company, Ltd.	5,000	66,775
S&T Corp.	2,660	18,361
S&T Dynamics Company, Ltd.	10,410	75,589
Saehan Media Company, Ltd. *	4,273	6,282
Sam Kwang Glass Industrial Company, Ltd.	750	17,263
Sam Lip General Foods Company, Ltd.	2,300	12,062
Sam Young Electronics Company, Ltd.	10,510	75,448
Sam Yung Trading Company, Ltd.	4,300	11,537
Sambu Construction Company, Ltd.	4,934	81,863
Samhwa Paint Industrial Company, Ltd.	5,090	12,996
Samick Musical Instruments Company, Ltd. *	8,450	4,190
Samick THK Company, Ltd.	6,800	8,066
Samjin Pharmaceutical Company, Ltd.	3,576	45,716
Samsung Card Company, Ltd.	33,550	768,335
Samsung Corp.	38,740	1,124,330
Samsung SDI Company, Ltd.	27,219	1,298,701
Samwhan Corp.	1,400	13,107
Samyang Corp.	4,640	118,249
Samyang Genex Company, Ltd.	930	32,338
Samyang Tongsang Company, Ltd.	1,360	19,696
Savezone I & C Corp. *	16,880	15,470
Seah Besteel Corp.	7,910	89,836
SeAH Holdings Corp.	1,122	49,639
SeAH Steel Corp.	2,835	81,876
Sebang Company, Ltd.	5,920	47,014
Sejong Industrial Company, Ltd.	4,700	13,007
Seoul Securities Company, Ltd. *	336,370	245,405
Sgwicus Corp. *	8,400	11,644
SH Chemical Company, Ltd. *	30,567	9,440
Shin Poong Pharmaceutical Company, Ltd.	1,870	29,042
Shinhan Engineering & Construction
Company, Ltd.	2,606	20,311
Shinhan Financial Group Company, Ltd.,
SADR * (a)	128,529	4,628,329
Shinheung Securities Company, Ltd. *	3,800	61,012
Shinil Engineering Company, Ltd. *	3,180	11,587
Shinsegae Engineering & Construction
Company, Ltd.	700	7,184
Shinsung ENG Company, Ltd.	1,950	4,622
Shinsung Engineering & Construction
Company, Ltd. *	2,678	6,431
Shinsung FA Company, Ltd.	1,950	4,464
Shinyoung Securities Company, Ltd. *	5,296	140,017
Silla Company, Ltd.	3,180	31,650
Sindo Ricoh Company, Ltd.	2,840	109,571
SJM Company, Ltd.	5,800	18,103
SK Chemicals Company, Ltd.	11,030	375,960
SK Corp.	30,740	2,411,145
SK Gas Company, Ltd.	2,870	121,386
SKC Company, Ltd.	15,700	202,388
SL Corp. *	3,400	7,474
Solomon Mutual Savings Bank	3,600	10,573
Ssangyong Cement Industrial Company, Ltd. *	20,770	102,776
STX Pan Ocean Company, Ltd.	7,100	48,177
Suheung Capsule Company, Ltd.	2,800	12,729
Sung Bo Chemicals Company, Ltd.	950	16,751

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Sungjee Construction Company, Ltd.	1,400	$5,233
Sungshin Cement Company, Ltd. *	5,760	18,518
Sunjin Company, Ltd. *	1,260	17,696
Tae Kyung Industrial Company, Ltd.	10,000	40,043
Taegu Department Store Company, Ltd. *	2,700	18,159
Taekwang Industrial Company, Ltd.	348	160,313
Taeyoung Engineering & Construction, Ltd.	47,920	163,289
Taihan Electric Wire Company, Ltd.	24,160	308,291
Taihan Textile Company, Ltd. *	290	4,535
Tailim Packaging Industrial Company, Ltd.	30,000	15,576
Telcoware Company, Ltd.	3,800	18,650
Tong Yang Investment Bank *	61,260	346,652
Trybrands, Inc. *	3,528	3,886
TS Corp.	980	37,141
Uangel Corp.	3,800	17,072
Unid Company, Ltd.	1,200	35,341
Union Steel Company, Ltd.	2,980	30,059
Wiscom Company, Ltd.	3,760	10,389
Woongjin Holdings Company, Ltd. *	29,250	259,205
Woori Investment & Securities Company, Ltd. *	78,220	968,760
Yesco Company, Ltd.	1,950	35,477
Yoosung Enterprise Company, Ltd.	6,200	9,070
Youlchon Chemical Company, Ltd.	9,090	44,942
Young Poong Corp.	140	51,124
Young Poong Paper Manufacturing
Company, Ltd.	650	6,837
Youngone Corp.	23,530	148,094
Yuhwa Securities Company, Ltd. *	3,410	34,418

		59,638,877

Taiwan - 11.38%
Accton Technology Corp. *	503,000	147,358
Achem Technology Corp.	103,000	21,728
AGV Products Corp. *	521,505	123,318
Ampoc Far-East Company, Ltd.	86,993	20,205
AmTRAN Technology Company, Ltd.	352,000	140,366
Arima Communication Corp. *	129,000	32,609
Arima Computer Corp. *	229,925	27,538
Arima Optoelectronics Corp. *	85,000	21,580
Asia Polymer Corp.	229,000	109,371
Asia Vital Components Company, Ltd.	87,870	42,478
AU Optronics Corp. ADR (a)	857,600	7,195,264
Audix Corp.	81,200	32,295
Avision, Inc.	77,751	20,673
Bank of Kaohsiung, Ltd.	321,760	70,960
Basso Industry Corp.	71,000	40,965
Behavior Technology Computer Corp. *	103,400	5,802
BenQ Corp.	1,643,000	482,912
BES Engineering Corp.	1,787,700	345,963
Biostar Microtech International Corp.	85,280	26,390
C Sun Manufacturing, Ltd.	83,480	23,785
Carnival Industrial Corp. *	198,000	29,277
Cathay Chemical Works, Inc.	93,000	22,399
Cathay Real Estate Development
Company, Ltd.	1,062,000	285,694
Central Reinsurance Company, Ltd.	209,422	58,424
Chain Qui Development Company, Ltd.	75,000	28,650

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Champion Building Materials Company, Ltd.	312,700	$81,479
Chang Hwa Commercial Bank, Ltd.	2,683,000	904,026
Cheng Loong Corp.	960,000	197,144
Chenming Mold Industrial Corp.	132,709	35,793
Chi Mei Optoelectronics Corp.	3,056,400	1,221,291
Chia Hsin Cement Corp. *	559,457	223,222
Chien Shing Stainless Steel Company, Ltd. *	199,000	28,227
Chilisin Electronics Corp.	96,900	23,970
China Airlines, Ltd. *	1,354,680	337,859
China Chemical & Pharmaceutical Company,
Ltd.	129,000	54,890
China Development Financial Holdings Corp.	10,988,287	2,186,140
China Electric Manufacturing Corp.	175,000	64,062
China General Plastics Corp. *	337,000	83,510
China Glaze Company, Ltd.	109,203	25,918
China Manmade Fibers Corp.	1,268,000	183,974
China Metal Products Company, Ltd.	139,000	94,366
China Motor Company, Ltd.	676,125	218,621
China Petrochemical Development Corp. *	2,046,320	442,474
China Steel Structure Company, Ltd.	94,000	40,818
China Wire & Cable Company, Ltd. *	110,000	18,022
Chin-Poon Industrial Company, Ltd.	442,000	168,576
Chun Yu Works & Company, Ltd.	155,000	34,885
Chun Yuan Steel Industrial Company, Ltd.	496,568	145,368
Chung Hung Steel Corp.	580,836	197,402
Chung Hwa Pulp Corp.	487,000	140,463
Chunghwa Picture Tubes, Ltd.	9,119,000	1,107,541
CMC Magnetics Corp. *	3,295,000	621,688
Collins Company, Ltd. *	130,200	28,598
Compeq Manufactuing Company, Ltd.	1,265,000	276,721
Continental Engineering Corp.	562,000	155,876
Da-Cin Construction Company, Ltd.	218,000	89,067
Delpha Construction Company, Ltd. *	181,000	19,536
D-Link Corp.	252,960	179,611
E.Sun Financial Holding Company, Ltd.	3,870,720	948,405
Eastern Media International Corp.	1,010,049	141,465
Eclat Textile Company, Ltd.	92,700	33,110
Edom Technology Company, Ltd.	71,000	16,138
Elite Material Company, Ltd.	117,798	30,061
Elitegroup Computer Systems Company, Ltd.	829,793	214,344
Enlight Corp.	163,769	3,850
Eternal Chemical Company, Ltd.	279,400	149,347
EVA Airways Corp. *	2,109,000	519,621
Everest Textile Company, Ltd.	230,000	31,284
Evergreen Marine Corp.	1,408,000	592,532
Everlight Chemical Industrial Corp.	281,000	91,409
Everspring Industry Company, Ltd. *	138,000	23,075
Evertop Wire Cable Corp. *	147,414	20,885
Excel Cell Electronic Company, Ltd.	34,000	8,647
Far Eastern Department Stores Company, Ltd.	342,000	177,606
Far Eastern International Bank *	1,635,000	278,902
Federal Corp.	462,598	155,997
First Copper Technology Company, Ltd.	104,000	21,578
First Insurance Company, Ltd.	122,475	27,243
Formosa Taffeta Company, Ltd.	1,068,000	573,254
Formosan Rubber Group, Inc.	235,000	86,388

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Formosan Union Chemical *	160,336	$50,856
FU I Industrial *	202,000	41,995
Fwusow Industry Company, Ltd.	101,970	26,211
Gigabyte Technology Company, Ltd.	731,000	404,087
Gigastorage Corp. *	146,000	18,648
Gold Circuit Electronics, Ltd.	496,800	138,995
Goldsun Development & Construction
Company, Ltd.	1,424,175	460,409
Gordon Auto Body Parts Company, Ltd.	50,181	12,965
Grand Pacific Petrochemical Corp. *	575,000	123,297
Great China Metal Industry Company, Ltd.	90,000	44,961
GTM Corp.	113,000	30,505
Hey Song Corp.	319,000	107,262
Hitron Technology, Inc. *	45,000	12,236
Ho Tung Chemical Corp. *	488,000	116,835
Hocheng Group Corp. *	229,500	51,384
Hold-Key Electric Wire & Cable Company, Ltd. *	138,000	44,939
Hong TAI Electric Industrial	351,000	104,750
Hsin Kuang Steel Co Ltd	309,000	142,030
Hsing TA Cement Company, Ltd.	435,000	113,417
Hua Eng Wire & Cable Company, Ltd.	333,000	52,765
Hung Ching Development Company, Ltd.	166,000	26,471
Hung Sheng Construction Company, Ltd.	447,000	123,505
Hwa Fong Rubber Company, Ltd. *	276,770	89,811
Ichia Technologies, Inc.	478,180	154,964
International Semiconductor Technology, Ltd. *	143,000	23,675
Inventec Company, Ltd.	1,326,100	534,756
Jui Li Enterprise Company, Ltd.	66,950	11,977
K Laser Technology, Inc.	82,214	30,484
Kang Na Hsiung Enterprise Company, Ltd.	79,000	33,308
Kao Hsing Chang Iron & Steel Corp. *	447,000	68,816
Kaulin Manufacturing Company, Ltd.	75,710	29,597
KEE TAI Properties Company, Ltd.	311,430	84,247
Kenda Rubber Industrial Company, Ltd. *	550	283
Kindom Construction Company, Ltd.	438,000	124,145
King Yuan Electronics Company, Ltd.	1,426,378	421,741
King's Town Bank *	581,000	95,870
Kinpo Electronics, Inc.	1,402,269	310,693
Kuoyang Construction Co., Ltd.	465,000	118,620
Kwong Fong Industries Corp. *	682,000	95,398
Lan Fa Textile Company, Ltd.	169,781	29,114
Lead Data, Inc. *	182,000	16,949
Lealea Enterprise Company, Ltd. *	322,350	41,077
LEE CHI Enterprises Company, Ltd.	118,000	32,275
Leofoo Development Company, Ltd. *	233,000	113,816
Li Peng Enterprise Company, Ltd. *	292,864	35,699
Lien Hwa Industrial Corp.	619,316	221,456
Lingsen Precision Industries, Ltd.	146,178	33,959
Lite-On Technology Corp.	1,324,590	897,970
Long Bon Development Company, Ltd.	258,601	48,538
Long Chen Paper Company, Ltd. *	229,797	45,951
Lucky Cement Corp.	167,000	30,459
Macronix International Company, Ltd.	2,123,535	805,000
Mayer Steel Pipe Corp.	51,000	21,017
Mega Financial Holding Company, Ltd.	9,438,000	3,386,061
Meiloon Industrial Company, Ltd.	103,048	25,471

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Mercuries & Associates, Ltd.	243,600	$69,922
Mercuries Data Systems, Ltd. *	204,000	42,776
Micro-Star International Company, Ltd.	1,079,173	532,235
Mitac International	1,504,956	611,589
Mitac Technology Corp.	351,000	149,936
Mobiletron Electronics Company, Ltd.	56,000	23,650
Mustek Systems, Inc. *	73,179	4,549
Namchow Chemical Industrial Company, Ltd. *	180,000	29,240
Nanya Technology Corp. *	3,381,864	776,242
Nien Hsing Textile Company, Ltd.	259,000	67,760
Optimax Technology Corp. *	285,000	11,667
Oriental Union Chemical Corp.	311,000	146,010
Pacific Construction Company, Ltd. *	160,000	10,494
Pan Jit International, Inc.	261,978	129,620
Phihong Technology Company, Ltd.	382,919	113,160
Phoenix Precision Technology Corp.	699,997	224,184
Prince Housing Development Corp.	652,000	136,566
Prodisc Technology, Inc. * (e)	762,000	0
Quintain Steel Company, Ltd. *	164,000	29,675
Radium Life Tech Company, Ltd.	501,000	195,778
Ralec Electronic Corp.	39,000	24,171
Reward Wool Industry Corp.	186,000	23,315
Rexon Industrial Corp., Ltd. *	80,000	8,833
Ritek Corp. *	3,112,000	521,116
Sampo Corp. *	1,104,000	127,853
Sanyang Industrial Company, Ltd.	898,924	207,649
SDI Corp.	68,000	28,546
Sheng Yu Steel Company, Ltd.	110,000	71,037
Shin Kong Financial Holding Company, Ltd.	2,951,398	848,629
Shinkong Insurance Company, Ltd.	180,621	54,233
Shinkong Spinning Company, Ltd.	61,000	30,784
Shinkong Synthetic Fibers Corp.	1,596,000	244,014
Shuttle, Inc.	122,000	26,690
Sigurd Microelectronics Corp.	376,293	119,445
Silicon Integrated Systems Corp. *	1,008,000	214,844
Sinon Corp.	365,000	126,348
SinoPac Holdings Company, Ltd.	7,761,000	1,548,926
Sintek Photronic Corp. *	553,780	150,447
Siward Crystal Technology Company, Ltd.	61,156	20,382
Solomon Technology Corp. *	97,900	24,385
Southeast Cement Company, Ltd.	295,000	73,793
Spirox Corp.	78,912	27,633
Stark Technology, Inc.	57,000	25,519
Sunplus Technology Company, Ltd.	407,945	187,329
Ta Chen Stainless Pipe Company, Ltd.	440,000	190,001
Ta Chong Bank, Ltd. *	1,979,000	235,978
Ta Ya Electric Wire & Cable Company, Ltd.	282,244	45,995
Tah Hsin Industrial Company, Ltd.	120,000	52,731
TA-I Technology Company, Ltd.	109,217	55,315
Taichung Commercial Bank	1,180,112	216,219
Tainan Enterprises Company, Ltd.	71,000	37,945
Tainan Spinning Company, Ltd.	1,335,000	285,008
Taishin Financial Holdings Company, Ltd.	5,142,000	835,306
Taisun Enterprise Company, Ltd. *	150,000	34,079
Taita Chemical Company, Ltd.	103,000	20,190
Taiwan Acceptance Corp.	30,000	19,016

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Business Bank *	2,821,000	$552,600
Taiwan Cooperative Bank	2,451,467	1,141,528
Taiwan Fu Hsing Industrial Company, Ltd.	86,000	31,082
Taiwan Glass Industrial Corp.	511,349	271,658
Taiwan Kolin Company, Ltd. * (e)(h)	327,000	0
Taiwan Mask Corp.	182,000	54,636
Taiwan Paiho, Ltd.	383,200	121,189
Taiwan Pulp & Paper Corp. *	394,000	97,926
Taiwan Sakura Corp.	100,998	36,415
Taiwan Styrene Monomer Corp.	718,159	198,010
Taiyen Biotech Company, Ltd.	225,000	91,939
Tatung Company, Ltd. *	4,665,000	920,272
Teapo Electronic Corp. *	205,000	22,895
Teco Electric & Machinery Company, Ltd.	2,358,000	766,809
Tex-Ray Industrial Company, Ltd.	90,000	13,813
Ton Yi Industrial Corp.	664,000	219,840
Tong Yang Industry Company, Ltd.	190,800	105,430
Tsann Kuen Enterprise Company, Ltd.	280,000	146,220
Twinhead International Corp. *	224,000	19,335
TYC Brother Industrial Company, Ltd.	144,661	68,620
Tycoons Group Enterprise Company, Ltd. *	566,000	93,180
Tze Shin International Company, Ltd.	47,327	19,110
Union Bank of Taiwan *	842,000	144,808
Unitech Electronics Company, Ltd.	101,299	40,852
Unitech Printed Circuit Board Corp.	469,550	131,695
United Integrated Services Company, Ltd.	99,000	38,764
United Microelectronics Corp.	10,375,794	3,386,924
Unity Opto Technology Company, Ltd.	98,000	47,429
Universal Cement Corp. *	599,108	231,978
Universal Scientific Industrial Company, Ltd.	994,891	296,812
UPC Technology Corp.	747,374	229,645
USI Corp.	637,000	215,799
U-Tech Media Corp.	180,000	31,423
Ve Wong Corp. *	61,000	25,179
Walsin Lihwa Corp.	3,272,000	657,613
Walsin Technology Corp.	564,064	157,052
Waterland Financial Holding Company	2,044,007	437,249
Wei Chih Steel Industrial Company, Ltd. *	100,000	18,449
Winbond Electronics Corp. *	4,100,000	515,671
Wintek Corp.	720,000	330,038
WUS Printed Circuit Company, Ltd. *	555,000	89,960
Yageo Corp.	2,820,000	503,536
Yang Ming Marine Transport Corp.	1,711,709	538,532
Yeun Chyang Industrial Company, Ltd.	335,822	141,731
Yi Jinn Industrial Company, Ltd. *	219,800	27,389
Yieh Phui Enterprise Company, Ltd.	1,286,887	374,651
Yosun Industrial Corp.	209,187	108,981
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	1,089,982	318,989
Yulon Motor Company, Ltd.	1,057,827	576,632
Yulon Nissan Motor Company, Ltd. *	29,000	21,618
Yung Chi Paint & Varnish Manufacturing
Company, Ltd.	63,787	62,402
Yungtay Engineering Company, Ltd.	428,000	183,982
Zig Sheng Industrial Company, Ltd.	207,264	25,297

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Zippy Technology Corp.	82,950	$30,767

		58,397,114

Thailand - 1.71%
Aapico Hitech PCL	120,600	11,698
Adkinson Securities PCL *	2,245,200	20,258
Asia Plus Securities PCL	440,200	12,909
Bangchak Petroleum PCL	613,200	154,748
Bangkok Aviation Fuel Services PCL	139,371	21,221
Bangkok Bank PCL, Foreign Shares	145,000	306,791
Bangkok Bank PCL, NVDR	1,131,100	2,375,532
Bangkok Expressway PCL	436,200	196,791
Bangkok Insurance PCL	1,500	7,952
Bangkok Land PCL *	6,345,600	33,996
Bank of Ayudhya PCL, Foreign Shares	1,762,100	434,299
Bank of Ayudhya PCL, NVDR	1,000,000	246,318
Cal-Comp Electronics Thailand PCL	903,000	32,846
Capital Nomura Securities PCL *	25,000	9,657
Charoen Pokphand Foods PCL	4,090,900	373,735
Delta Electronics Thailand PCL	693,000	179,772
Eastern Water Resources Development &
Management PCL	295,200	22,141
Golden Land Property PCL	37,000	1,508
Hana Microelectronics PCL	90,000	25,631
Hemaraj Land & Development PCL	4,907,500	65,037
Italian-Thai Development PCL	2,420,700	135,829
Jasmine International PCL	5,110,500	51,876
KGI Securities Thailand PCL	1,851,200	37,583
Kiatnakin Finance PCL	238,300	71,225
Krung Thai Bank PCL	6,088,200	779,372
Krungthai Card PCL	134,500	24,461
Loxley PCL *	1,513,100	76,796
MBK PCL	46,300	65,928
Nakornthai Strip Mill PCL *	12,761,300	39,581
National Finance PCL	1,082,400	292,994
Padaeng Industry PCL	79,100	24,311
Polyplex PCL	372,400	41,792
Power Line Engineering PCL	224,700	7,096
Pranda Jewelry PCL	214,300	19,699
Precious Shipping PCL	577,100	167,606
PTT Chemical PCL	719,500	588,341
Quality House PCL	6,241,400	142,550
Regional Container Lines PCL	209,100	32,133
Saha-Union PCL	157,500	56,845
Sahaviriya Steel Industries PCL	5,606,100	58,487
Sansiri PCL	965,300	43,277
SC Asset Corp. PCL *	168,200	33,436
Seamico Securities PCL	416,000	25,806
Serm Suk PCL *	86,700	21,024
Shin Satellite PCL *	488,500	42,975
Siam City Bank PCL *	886,850	197,550
Sino Thai Engineering & Construction PCL *	314,900	28,946
Sri Trang Agro-Industry PCL	60,500	13,733
Supalai PCL	991,500	56,473
Tata Steel Thailand PCL	6,083,300	142,370
Thai Oil PCL	351,000	252,376
Thai Plastic & Chemical PCL	352,400	127,188

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Thoresen Thai Agencies PCL	260,660	$92,607
Tipco Asphalt PCL *	97,100	21,903
TMB Bank PCL *	22,619,691	280,633
TPI Polene PCL *	1,434,900	110,859
Vanachai Group PCL	672,300	21,990

		8,760,491

Turkey - 1.98%
Adana Cimento Sanayii TAS	141,558	35,620
Akcansa Cimento AS	51,969	78,702
Akenerji Elektrik Uretim AS *	29,890	109,307
Aksa Akrilik Kimya Sanayii AS *	52,488	55,569
Aksigorta AS	172,426	269,670
Alarko Holding AS	93,896	101,151
Anadolu Cam Sanayii AS *	92,357	60,922
Anadolu Isuzu Otomotiv Sanayi AS	6,122	11,517
Anadolu Sigorta AS	252,428	137,920
Arcelik AS	105,457	115,501
Asya Katilim Bankasi AS *	243,439	162,040
Aygaz AS *	138,913	168,080
Bati Cimento AS	7,206	22,084
BatiSoke AS	16,968	10,461
Bolu Cimento Sanayii AS	79,896	65,506
Borusan Mannesmann Boru Sanayi AS	5,559	22,108
Bossa Ticaret ve Sanayi Isletmeleri TAS	57,084	78,743
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	832	17,511
Cemtas Celik Makina Sanayi ve Ticaret AS	67,700	36,059
Cimsa Cimento Sanayi ve Ticaret AS	76,994	154,197
Dogan Sirketler Grubu Holdings AS *	1,045,695	344,022
Dogan Yayin Holding AS *	20,000	6,490
Dogus Otomotiv Servis ve Ticaret AS	48,187	57,005
Eczacibasi Ilac Sanayi AS	263,913	158,899
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	33,480	20,607
Eregli Demir ve Celik Fabrikalari TAS	881,871	1,654,223
Ford Otomotiv Sanayi AS	75,035	205,043
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	22,287
Global Yatirim Holding AS *	112,799	18,245
Goldas Kuyumculuk Sanayi AS *	54,846	25,947
Goodyear Lastikleri TAS *	2,606	10,333
GSD Holding AS *	219,149	44,765
Gunes Sigorta AS	118,521	81,035
Hektas Ticaret TAS	57,406	23,046
Hurriyet Gazetecilik AS *	31,573	11,370
Izmir Demir Celik Sanayi AS	26,754	24,360
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	137,304	67,291
KOC Holdings AS *	593,205	833,112
Konya Cimento Sanayii AS	708	17,656
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	273,576	224,641
Marmaris Marti Otel Isletmeleri AS *	100,968	29,032
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	17,446
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	15,288
NET Holding AS *	292,877	61,172
Net Turizm Ticaret ve Sanayi AS *	98,338	35,960

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Nortel Networks Netas Telekomunikasyon AS	3,939	$30,180
Parsan Makina Parcalari Sanayii AS *	40,197	20,200
Petkim Petrokimya Holding AS *	116,449	285,419
Pinar Entegre Et ve Un Sanayi AS	36,324	54,708
Pinar Sut Mamulleri Sanayii AS	25,633	41,513
Sanko Pazarlama Ithalat Ihracat AS *	20,076	24,365
Sarkuysan Elektrolitik Bakir AS	32,233	30,882
Sekerbank TAS	104,598	58,978
Tekfen Holding AS	17,750	30,544
Tekstil Bankasi AS *	84,007	22,186
Tofas Turk Otomobil Fabrik AS	83,712	73,321
Trakya Cam Sanayi AS *	272,342	148,723
Turcas Petrolculuk AS	68,710	106,305
Turk Ekonomi Bankasi AS *	192,709	74,818
Turk Sise ve Cam Fabrikalari AS *	453,641	272,358
Turkiye Garanti Bankasi AS *	860,000	1,217,209
Turkiye Is Bankasi AS	320,000	718,052
Turkiye Sinai Kalkinma Bankasi AS *	389,047	167,992
Turkiye Vakiflar Bankasi Tao	1,153,550	870,882
Ulker Gida Sanayi ve Ticaret AS	60,238	63,245
Usas Ucak Servisi AS *	27,986	21,663
Uzel Makina Sanayi AS *	20,846	9,779
Uzel Makina Sanayi AS *	2,084	501
Vestel Elektronik Sanayi ve Tracaret AS *	79,225	38,327
Zorlu Enerji Elektrik Uretim AS *	33,714	41,405

		10,145,498

United States - 0.51%
Aluminum Corp. China, Ltd., ADR	270	3,947
Blue Square-Israel, Ltd., ADR	800	4,648
China Southern Airlines Company, Ltd. *	6,600	64,020
Patni Computer Systems, Ltd., SADR	3,538	19,565
Sterlite Industries India, Ltd.	341,567	2,414,879
Yanzhou Coal Mining Company, Ltd.	17,719	127,045

		2,634,104

TOTAL COMMON STOCKS (Cost $717,765,685)		$472,110,151

PREFERRED STOCKS - 2.88%
Brazil - 2.88%
Banco Daycoval SA	52,900	107,864
Banco Industrial e Comercial SA	54,400	115,143
Banco Panamericano SA	69,400	86,460
Banco Pine SA (i)	47,200	119,030
Banco Sofisa SA * (i)	63,400	103,583
Bardella SA Industrias Mecanicas * (i)	916	56,861
Brasmotor SA (i)	88,000	23,140
Companhia de Tecidos Norte de Minas SA * (i)	105,600	138,843
Confab Industrial SA (i)	310,193	534,873
Duratex SA (i)	112,200	725,509
Forjas Taurus SA * (i)	11,400	19,018
Gol Linhas Aereas Inteligentes SA (i)	89,200	255,709
Klabin SA (i)	651,700	800,666
Mahle-Metal Leve SA Industria e Comercio (i)	1,500	9,085
Marcopolo SA (i)	199,200	283,375
Metalurgica Gerdau SA (i)	332,600	2,423,080
Parana Banco SA *	12,100	24,150

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Randon Participacoes SA (i)	97,600	$232,667
Sao Paulo Alpargatas SA * (i)	9,700	213,883
Saraiva SA Livreiros Editores (i)	4,500	29,486
Suzano Papel e Celulose SA * (i)	212,700	962,755
Telemar Norte Leste SA, Series A (i)	100,000	2,254,553
Uniao de Industrias Petroquimicas SA, Series
B (i)	786,800	193,329
Universo Online SA (i)	51,700	148,654
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	388,600	4,941,783

		14,803,499

TOTAL PREFERRED STOCKS (Cost $21,452,739)		$14,803,499

RIGHTS - 0.02%

Brazil - 0.00%
Gol Linhas Aereas Inteligentes SA (Expiration
Date 04/23/2009) *	11,596	500

Chile - 0.00%
Masisa SA (Expiration Date: 04/21/2009) *	926,815	7,156

India - 0.00%
Alok Industries, Ltd. *	74,281	2,196

Malaysia - 0.02%
Malayan Banking BHD (Expiration Date
04/21/2009) *	238,500	73,274

Poland - 0.00%
Polski Koncern Miesny Duda SA *	84,749	0

Thailand - 0.00%
Krungthai Card PCL *	403,500	0

TOTAL RIGHTS (Cost $10,698)		$83,126

SHORT TERM INVESTMENTS - 5.42%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$27,805,964	$27,805,964

TOTAL SHORT TERM INVESTMENTS
(Cost $27,805,964)		$27,805,964

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.58%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$33,775,094 on 04/01/2009,
collateralized by $35,385,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at $34,450,836
including interest)	$33,775,000	$33,775,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,775,000)		$33,775,000

Total Investments (Emerging Markets Value Trust)
(Cost $800,810,086) - 106.89%		$548,577,740
Liabilities in Excess of Other Assets - (6.89)%		(35,340,013)

TOTAL NET ASSETS - 100.00%		$513,237,727

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Banking	13.51%
Financial Services	9.10%
Holdings Companies/Conglomerates	5.66%
Steel	5.30%
Real Estate	4.12%

Emerging Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.89%

Basic Materials - 1.52%
Airgas, Inc.	25,875	$874,834
Intrepid Potash, Inc. * (a)	25,925	478,316

		1,353,150

Communications - 5.86%
ADC Telecommunications, Inc. *	172,015	755,146
AsiaInfo Holdings, Inc. *	60,554	1,020,335
Comtech Telecommunications Corp. *	23,210	574,912
Cybersource Corp. *	15,365	227,555
Leap Wireless International, Inc. * (a)	23,847	831,545
Moneysupermarket.com Group PLC	452,650	284,361
NTELOS Holdings Corp.	23,455	425,474
Switch & Data Facilities Company, Inc. *	80,018	701,758
Vocus, Inc. *	30,566	406,222

		5,227,308

Consumer, Cyclical - 11.80%
Autoliv, Inc.	12,183	226,238
Bally Technologies, Inc. *	51,145	942,091
BorgWarner, Inc. (a)	19,483	395,505
Brinker International, Inc.	42,630	643,713
CKE Restaurants, Inc.	103,470	869,148
Dollar Tree, Inc. *	16,994	757,082
DTS, Inc. *	39,815	957,949
Gymboree Corp. *	35,905	766,572

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Hibbett Sports, Inc. *	34,640	$665,781
Kier Group PLC	27,130	343,911
M.D.C. Holdings, Inc.	6,870	213,932
Macrovision Solutions Corp. *	39,408	701,068
MSC Industrial Direct Company, Inc., Class A	25,425	789,955
Toll Brothers, Inc. *	22,480	408,237
Ulta Salon, Cosmetics & Fragrance, Inc. *	96,335	637,737
Warnaco Group, Inc. *	49,975	1,199,400

		10,518,319

Consumer, Non-cyclical - 31.51%
Aaron Rents, Inc.	36,225	965,758
Alberto-Culver Company	39,915	902,478
Alexion Pharmaceuticals, Inc. *	16,898	636,379
Alliance Imaging, Inc. *	108,350	736,780
Amedisys, Inc. * (a)	15,840	435,442
American Public Education, Inc. * (a)	15,957	671,151
Capella Education Company * (a)	18,069	957,657
CardioNet, Inc. *	31,740	890,624
Chattem, Inc. *	14,546	815,303
Corinthian Colleges, Inc. * (a)	59,170	1,150,856
Eurand NV *	66,626	742,214
Flowers Foods, Inc.	32,320	758,874
Gartner Group, Inc., Class A *	58,359	642,533
Genoptix, Inc. *	25,515	696,049
Hansen Natural Corp. *	20,414	734,904
HMS Holdings Corp. *	29,255	962,490
Human Genome Sciences, Inc. * (a)	176,720	146,678
ICF International, Inc. *	18,615	427,587
ICON PLC, SADR *	34,806	562,117
Illumina, Inc. * (a)	32,515	1,210,859
Immucor, Inc. *	45,307	1,139,471
Masimo Corp. *	26,020	754,060
Myriad Genetics, Inc. *	18,462	839,467
Natus Medical, Inc. *	64,977	552,954
Nuvasive, Inc. * (a)	20,647	647,903
Onyx Pharmaceuticals, Inc. *	22,544	643,631
OSI Pharmaceuticals, Inc. *	17,090	653,863
Parexel International Corp. *	67,930	660,959
Psychiatric Solutions, Inc. *	56,040	881,509
Quanta Services, Inc. *	20,120	431,574
Sun Healthcare Group, Inc. *	105,707	892,167
Team, Inc. *	46,920	549,902
The Geo Group, Inc. *	55,652	737,389
Thoratec Corp. *	29,525	758,497
United Natural Foods, Inc. *	46,060	873,758
United Therapeutics Corp. *	9,619	635,720
Volcano Corp. *	50,860	740,013
Wright Medical Group, Inc. *	50,225	654,432

		28,094,002

Energy - 5.83%
Arena Resources, Inc. *	20,260	516,225
Carrizo Oil & Gas, Inc. * (a)	54,530	484,226
Concho Resources, Inc. *	22,939	587,009
Dana Petroleum PLC *	36,805	587,627
EXCO Resources, Inc. *	63,935	639,350

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Goodrich Petroleum Corp. * (a)	25,555	$494,745
JKX Oil & Gas PLC	103,820	327,802
Penn Virginia Corp.	46,400	509,472
Superior Energy Services, Inc. *	57,005	734,794
T-3 Energy Services, Inc. *	27,288	321,453

		5,202,703

Financial - 10.20%
Affiliated Managers Group, Inc. *	16,341	681,583
Alexandria Real Estate Equities, Inc., REIT (a)	17,950	653,380
Argo Group International Holdings, Ltd. *	28,750	866,238
City National Corp. (a)	20,373	687,996
Corporate Office Properties Trust, REIT	27,180	674,880
EastGroup Properties, Inc., REIT	16,510	463,436
GFI Group, Inc.	146,225	469,382
IBERIABANK Corp.	14,514	666,773
Lazard, Ltd., Class A	27,775	816,585
PrivateBancorp, Inc. (a)	41,293	597,097
Riskmetrics Group, Inc. * (a)	46,935	670,701
Stifel Financial Corp. *	19,998	866,113
Tower Group, Inc.	40,030	985,939

		9,100,103

Industrial - 13.88%
Aalberts Industries NV	45,215	243,886
Aecom Technology Corp. *	26,683	695,893
Atlas Air Worldwide Holdings, Inc. *	47,745	828,376
Barnes Group, Inc.	47,521	507,999
BE Aerospace, Inc. *	88,492	767,226
Carillion PLC	150,325	522,532
Clean Harbors, Inc. *	18,561	890,928
Harsco Corp.	42,840	949,763
Kaydon Corp.	23,485	641,845
Mettler-Toledo International, Inc. *	14,727	755,937
Packaging Corp. of America	58,984	767,972
Peace Mark Holdings, Ltd. * (e)	464,000	0
Silgan Holdings, Inc.	15,940	837,487
Snap-on, Inc.	36,869	925,412
Spirit Aerosystems Holdings, Inc., Class A *	49,413	492,647
SPX Corp.	12,786	601,070
Stanley, Inc. *	31,931	810,728
URS Corp. *	12,743	514,945
UTI Worldwide, Inc.	52,190	623,670

		12,378,316

Technology - 17.24%
Atmel Corp. *	227,865	827,150
Blackboard, Inc. *	28,930	918,238
Data Domain, Inc. * (a)	46,745	587,585
FactSet Research Systems, Inc. (a)	32,989	1,649,120
Intersil Corp., Class A	83,240	957,260
JDA Software Group, Inc. *	77,835	898,994
MedAssets, Inc. *	56,784	809,172
Microsemi Corp. *	48,014	556,962
Monolithic Power Systems, Inc. *	61,540	953,870
National Semiconductor Corp.	43,590	447,669
Netlogic Microsystems, Inc. *	22,810	626,819
Nuance Communications, Inc. *	68,325	742,010

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
ON Semiconductor Corp. *	230,485	$898,892
Palm, Inc. * (a)	110,642	953,734
Phase Forward, Inc. *	33,170	424,244
Progress Software Corp. *	41,945	728,165
Salesforce.com, Inc. * (a)	16,164	529,048
Solera Holdings, Inc. *	53,866	1,334,799
Teradyne, Inc. *	119,975	525,491

		15,369,222

Utilities - 1.05%
Avista Corp.	68,275	940,830

TOTAL COMMON STOCKS (Cost $110,261,423)		$88,183,953

SHORT TERM INVESTMENTS - 12.41%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$11,062,404	$11,062,404

TOTAL SHORT TERM INVESTMENTS
(Cost $11,062,404)		$11,062,404

REPURCHASE AGREEMENTS - 1.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$899,003 on 04/01/2009,
collateralized by $875,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$920,238, including interest)	$899,000	$899,000

TOTAL REPURCHASE AGREEMENTS
(Cost $899,000)		$899,000

Total Investments (Emerging Small Company Trust)
(Cost $122,222,827) - 112.31%		$100,145,357
Liabilities in Excess of Other Assets - (12.31)%		(10,975,829)

TOTAL NET ASSETS - 100.00%		$89,169,528

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.06%

Basic Materials - 5.63%
Alcoa, Inc.	529,900	$3,889,466
E.I. Du Pont de Nemours & Company	511,100	11,412,863
Eli Lilly & Company	456,700	15,258,347
International Flavors & Fragrances, Inc.	371,100	11,303,706
International Paper Company	1,107,200	7,794,688
MeadWestvaco Corp.	496,000	5,947,040
Nucor Corp.	397,500	15,172,575
Weyerhaeuser Company	170,500	4,700,685

		75,479,370

Communications - 11.49%
AT&T, Inc.	1,365,049	34,399,235
Cablevision Systems Corp., Class A	474,400	6,138,736
CBS Corp., Class B	408,950	1,570,368

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Cisco Systems, Inc. *	357,900	$6,001,983
eBay, Inc. *	570,900	7,170,504
McGraw-Hill Companies, Inc.	656,600	15,016,442
Qwest Communications International, Inc. (a)	2,839,500	9,711,090
Sprint Nextel Corp. *	1,370,200	4,891,614
The New York Times Company, Class A (a)	854,800	3,863,696
Time Warner Cable, Inc. *	147,368	3,654,726
Time Warner, Inc. *	587,100	11,331,030
Verizon Communications, Inc.	596,400	18,011,280
Vodafone Group PLC	2,993,300	5,218,682
Walt Disney Company	742,200	13,478,352
WPP PLC	589,900	3,317,481
Yahoo!, Inc. *	799,300	10,239,033

		154,014,252
Consumer, Cyclical - 8.23%
Bed Bath & Beyond, Inc. *	681,659	16,871,060
D.R. Horton, Inc.	348,900	3,384,330
Genuine Parts Company	221,600	6,616,976
Harley-Davidson, Inc. (a)	399,600	5,350,644
Harman International Industries, Inc.	207,500	2,807,475
Home Depot, Inc.	1,113,300	26,229,348
Macy's, Inc.	408,900	3,639,210
Marriott International, Inc., Class A	499,000	8,163,640
Mattel, Inc.	704,900	8,127,497
MGM Mirage, Inc. * (a)	439,300	1,023,569
Newell Rubbermaid, Inc.	454,700	2,900,986
Southwest Airlines Company	1,043,800	6,607,254
Tiffany & Company (a)	352,500	7,599,900
Whirlpool Corp. (a)	371,100	10,980,849

		110,302,738
Consumer, Non-cyclical - 13.79%
Amgen, Inc. *	228,400	11,310,368
Anheuser-Busch InBev NV	267,900	7,376,675
Avery Dennison Corp.	399,600	8,927,064
Bristol-Myers Squibb Company	685,100	15,017,392
Fortune Brands, Inc.	568,400	13,954,220
H & R Block, Inc.	365,200	6,642,988
Hershey Company (a)	799,300	27,775,675
Johnson & Johnson	285,500	15,017,300
Kimberly-Clark Corp.	233,600	10,771,296
Kraft Foods, Inc., Class A	542,400	12,090,096
McCormick & Company, Inc.	228,400	6,753,788
Merck & Company, Inc.	582,200	15,573,850
Pfizer, Inc.	185,800	2,530,596
WellPoint, Inc. *	171,300	6,504,261
Wyeth	570,900	24,571,536

		184,817,105
Energy - 17.27%
Anadarko Petroleum Corp.	332,400	12,927,036
BJ Services Company	288,900	2,874,555
BP PLC, SADR	428,200	17,170,820
Chevron Corp.	682,500	45,891,300
ConocoPhillips Company	122,000	4,777,520
CONSOL Energy, Inc.	162,800	4,109,072
Duke Energy Corp.	814,900	11,669,368

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Entergy Corp.	138,200	$9,410,038
Exxon Mobil Corp.	682,500	46,478,250
Murphy Oil Corp.	415,600	18,606,412
Royal Dutch Shell PLC, ADR	656,600	29,087,380
Schlumberger, Ltd.	360,100	14,627,262
Spectra Energy Corp. (a)	387,850	5,484,199
Sunoco, Inc. (a)	317,600	8,410,048

		231,523,260
Financial - 17.65%
Allied Irish Banks PLC, SADR	650,900	1,008,895
American Express Company	1,084,700	14,784,461
Bank of America Corp.	2,884,837	19,674,589
Bank of New York Mellon Corp.	796,300	22,495,475
Capital One Financial Corp.	408,200	4,996,368
Chubb Corp.	176,200	7,456,784
Federal National Mortgage Association	449,759	314,831
Fifth Third Bancorp (a)	535,800	1,564,536
Goldman Sachs Group, Inc.	154,100	16,337,682
Janus Capital Group, Inc.	120,500	801,325
JPMorgan Chase & Company	1,732,700	46,055,166
KeyCorp	799,300	6,290,491
Legg Mason, Inc.	187,500	2,981,250
Lincoln National Corp.	658,000	4,402,020
Marsh & McLennan Companies, Inc.	913,500	18,498,375
Marshall & Ilsley Corp. (a)	453,400	2,552,642
Progressive Corp. *	513,800	6,905,472
SLM Corp. *	1,056,200	5,228,190
SunTrust Banks, Inc.	638,000	7,490,120
The Travelers Companies, Inc.	199,000	8,087,360
U.S. Bancorp	1,256,000	18,350,160
UBS AG - CHF *	444,200	4,164,482
Wells Fargo & Company	1,137,600	16,199,424

		236,640,098
Industrial - 11.87%
3M Company	428,200	21,290,104
Black & Decker Corp.	142,700	4,503,612
Boeing Company	371,100	13,203,738
Cooper Industries, Ltd., Class A	285,500	7,383,030
Deere & Company	399,600	13,134,852
Eaton Corp.	114,200	4,209,412
General Electric Company	3,025,800	30,590,838
Honeywell International, Inc.	371,100	10,338,846
Illinois Tool Works, Inc. (a)	570,900	17,612,265
Masco Corp.	870,200	6,073,996
United Parcel Service, Inc., Class B	314,000	15,455,080
USG Corp. * (a)	358,900	2,731,229
Vulcan Materials Company (a)	284,200	12,587,218

		159,114,220
Technology - 4.91%
Analog Devices, Inc.	599,500	11,552,365
Applied Materials, Inc.	485,300	5,216,975
Computer Sciences Corp. *	342,524	12,618,584
Dell, Inc. *	881,100	8,352,828
Intel Corp.	583,300	8,778,665

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Microsoft Corp.	1,050,300	$19,294,011

		65,813,428
Utilities - 5.22%
Constellation Energy Group, Inc.	285,500	5,898,430
FirstEnergy Corp.	144,500	5,577,700
NiSource, Inc.	994,900	9,750,020
NRG Energy, Inc. *	134,000	2,358,400
PG&E Corp.	285,500	10,911,810
Pinnacle West Capital Corp.	286,600	7,612,096
Progress Energy, Inc.	342,500	12,419,050
Teco Energy, Inc. (a)	247,200	2,756,280
Xcel Energy, Inc.	685,100	12,763,413

		70,047,199

TOTAL COMMON STOCKS (Cost $1,864,242,917)		$1,287,751,670

CONVERTIBLE BONDS - 0.25%

Consumer, Cyclical - 0.25%
Ford Motor Company
4.25% due 12/15/2036	9,325,000	3,347,675

TOTAL CONVERTIBLE BONDS (Cost $5,112,091)		$3,347,675

SHORT TERM INVESTMENTS - 7.54%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$59,901,043	$59,901,043
T. Rowe Price Reserve Investment Fund,
0.3436%	41,110,543	41,110,543

TOTAL SHORT TERM INVESTMENTS
(Cost $101,011,586)		$101,011,586

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$500,001 on 04/01/2009,
collateralized by $500,000 Federal
National Mortgage Association,
5.85% due 08/17/2017 (valued at
$512,500 including interest)	$500,000	$500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $500,000)		$500,000

Total Investments (Equity-Income Trust)
(Cost $1,970,866,594) - 103.89%		$1,392,610,931
Liabilities in Excess of Other Assets - (3.89)%		(52,080,784)

TOTAL NET ASSETS - 100.00%		$1,340,530,147

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.32%

Consumer, Non-cyclical - 12.88%
Dun & Bradstreet Corp.	36,600	$2,818,200
H & R Block, Inc.	60,000	1,091,400

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Moody's Corp. (a)	140,500	$3,220,260
Visa, Inc.	27,000	1,501,200

		8,631,060
Energy - 4.68%
Canadian Natural Resources, Ltd.	81,300	3,134,928

Financial - 72.04%
ACE, Ltd.	25,200	1,018,080
American Express Company	288,800	3,936,344
Ameriprise Financial, Inc.	58,440	1,197,436
Bank of America Corp.	21,599	147,305
Bank of New York Mellon Corp.	144,600	4,084,950
Brookfield Asset Management, Inc.	111,100	1,530,958
Charles Schwab Corp.	21,700	336,350
China Life Insurance Company, Ltd., SADR (a)	45,564	2,243,571
Everest Re Group, Ltd.	36,300	2,570,040
FPIC Insurance Group, Inc. *	32,634	1,208,437
Goldman Sachs Group, Inc.	24,070	2,551,901
ICICI Bank, Ltd., SADR	25,800	342,882
JPMorgan Chase & Company	23,348	620,590
Julius Baer Holding AG	114,100	2,803,529
Loews Corp.	217,600	4,808,960
Markel Corp. *	12,000	3,406,560
Oaktree Capital Group LLC *	164,700	2,305,800
Progressive Corp. *	189,600	2,548,224
RHJ International *	77,325	276,534
State Bank of India GDR	73,118	2,998,926
T. Rowe Price Group, Inc.	23,300	672,438
The First Marblehead Corp. *	216,750	279,608
Transatlantic Holdings, Inc.	92,237	3,290,094
Wells Fargo & Company	217,400	3,095,776

		48,275,293
Industrial - 2.72%
Sealed Air Corp.	132,300	1,825,740

TOTAL COMMON STOCKS (Cost $97,805,763)		$61,867,021

SHORT TERM INVESTMENTS - 15.60%
Intesa Funding LLC
0.20% due 04/03/2009	$2,533,000	$2,532,971
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	5,240,588	5,240,588
Rabobank USA Financial Corp.
0.12% due 04/01/2009	2,680,000	2,680,000

TOTAL SHORT TERM INVESTMENTS
(Cost $10,453,559)		$10,453,559

Total Investments (Financial Services Trust)
(Cost $108,259,322) - 107.92%		$72,320,580
Liabilities in Excess of Other Assets - (7.92)%		(5,304,694)

TOTAL NET ASSETS - 100.00%		$67,015,886

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust
	Shares or
	Principal
	Amount	Value

TERM LOANS - 89.54%

Basic Materials - 9.55%
Berry Plastics Holding Company
2.533% due 04/03/2015 (b)	$6,930,628	$4,622,729
Brenntag, Term Loan B
2.598% due 12/23/2013 (b)	2,500,000	1,812,500
Georgia Pacific LLC, Tranche B1
3.258% due 12/23/2013 (b)	14,698,573	12,930,158
Georgia Pacific LLC, Tranche B2
2.982% due 12/20/2012 (b)	2,455,251	2,159,855
Graham Packaging Company, Inc.
3.567% due 10/07/2011 (b)	7,443,372	6,332,680
Graphic Packaging, Inc., Tranche B
3.129% due 05/03/2014 (b)	6,119,776	5,216,013
Lyondell Chemical Company
5.00% due 12/20/2014 (b)	11,625,760	2,485,006
9.168% due 12/15/2009 (b)	4,289,039	4,238,403
Lyondell Chemical Company, Roll-Up Dip Term
4.208% due 12/15/2009 (b)	4,289,039	2,203,494
NewPage Corp., Tranche B
4.809% due 11/05/2014 (b)	5,398,458	3,661,504
Norada Aluminum, Inc., Term Loan B
2.556% due 05/18/2014 (b)	6,978,843	3,506,869
Sunguard Homes, Tranche B
2.697% due 08/15/2012 (b)	11,666,603	9,872,862

		59,042,073

Communications - 17.84%
Cablevision Systems Corp., Tranche B
2.306% due 03/30/2013 (b)	7,935,187	7,168,117
Centennial Cellular, Tranche B
3.223% due 02/09/2011 (b)	4,640,067	4,567,979
Charter Communications, Inc., Tranche B
3.211% due 03/15/2014 (b)	16,802,283	13,700,867
Charter Communications, Inc., Tranche B2
9.25% due 03/06/2014 (b)	3,532,050	3,264,204
Citadel Broadcasting Corp., Tranche A
0.00% due 06/12/2013 (b)(j)	500,000	175,833
Citadel Broadcasting Corp., Tranche B
2.663% due 06/12/2014 (b)	4,275,000	1,509,075
CMP Susquehanna Corp.
2.554% due 06/07/2013 (b)	1,484,199	519,470
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	5,000,000	2,241,665
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	5,945,025	5,678,426
Idearc, Inc., Tranche B
4.25% due 11/01/2014 (b)	7,374,904	2,799,388
Insight Midwest Holdings LLC, Tranche B
2.50% due 04/10/2014 (b)	6,250,000	5,441,962
Level 3 Communications, Inc., Tranche B
3.309% due 03/01/2014 (b)	9,000,000	6,756,750
Lodgenet Entertainment Corp., Tranche B
3.169% due 04/04/2014 (b)	5,525,288	3,075,745
Metropcs Wireless, Inc. Tranche B
3.213% due 02/20/2014 (b)	4,703,540	4,269,770
Newsday LLC
9.75% due 07/15/2013 (b)	5,022,000	4,551,188
Nielsen Finance, Tranche B
2.533% due 08/15/2013 (b)	6,449,358	5,004,702

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Communications (continued)
Panamsat Corp., Tranche B
3.925% due 06/30/2013 (b)	$14,143,025	$12,233,717
Quebecor World, Inc., Tranche B
3.094% due 01/17/2013 (b)	2,395,306	2,024,034
Qwest Corp., Term Loan B
6.95% due 06/30/2010 (b)	5,500,000	5,438,125
Telesat Canada, Tranche D Delayed Draw
4.22% due 10/15/2014 (b)	6,352,479	5,542,538
Tribune Company
5.00% due 05/17/2009 (b)	2,462,857	623,103
Univision Communications, Inc., Tranche B
2.768% due 09/15/2014 (b)	6,625,000	3,440,859
UPC Broadband Holding NV
2.247% due 03/30/2014 (b)	5,500,000	4,741,000
Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	3,823,167	3,421,734
Windstream Corp., Tranche B
2.590% due 07/17/2013 (b)	2,266,834	2,076,987

		110,267,238

Consumer, Cyclical - 39.45%
AMC Entertainment, Inc., Term Loan B
2.021% due 01/26/2013 (b)	2,239,073	1,990,377
Amscan Holdings, Inc., Tranche B
3.648% due 05/01/2013 (b)	7,646,030	5,849,213
Aramark Corp.
4.063% due 01/31/2014 (b)	10,342,961	8,937,611
Bolthouse Farms, Inc., Tranche B
2.75% due 12/16/2012 (b)	5,367,117	4,535,214
Carmike Cinemas, Inc., Term Loan
5.190% due 05/19/2012 (b)	3,554,272	2,750,118
6.130% due 05/19/2012 (b)	5,427,976	4,199,896
CCM Merger, Inc., Tranche B
8.50% due 07/21/2012 (b)	5,794,034	3,070,838
Cedar Fair LP, Tranche B
2.518% due 06/13/2012 (b)	1,451,203	1,242,140
Cinemark, Inc., Tranche C
2.381% due 03/31/2011 (b)	2,510,293	2,265,540
Community Health Systems, Inc., Tranche B
2.768% due 07/02/2014 (b)	16,368,922	14,118,195
Constellation Brands, Inc., Term Loan B
2.734% due 06/05/2013 (b)	5,115,860	4,783,330
DaVita, Tranche B1
2.372% due 03/15/2014 (b)	5,158,044	4,759,730
Delta Air Lines, Inc., Tranche A
2.628% due 04/30/2012 (b)	4,935,000	3,665,999
Dole Food Company, Inc., Letter of Credit
2.79% due 04/12/2013 (b)	6,406,915	5,801,821
Dollar General Corp., Tranche B
3.608% due 07/15/2014 (b)	6,000,000	5,305,002
Dubai Aerospace Enterprise, Term Loan Strip
4.496% due 07/31/2014 (b)	5,971,690	2,926,128
Education Management, Tranche C
3.00% due 06/12/2013 (b)	3,571,112	3,040,548
First Data Corp., Tranche B2
3.272% due 10/15/2014 (b)	11,423,511	7,669,620
General Nutrition Center, Tranche B
3.302% due 09/06/2013 (b)	4,068,234	2,969,811

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Golden Nugget, Inc., Tranche B
2.45% due 06/14/2014 (b)	$3,750,000	$1,406,250
Graphic Packaging, Inc., Tranche C
3.896% due 05/16/2014 (b)	5,172,439	4,519,418
Hanes Brands, Inc., Tranche B
5.975% due 10/15/2013 (b)	2,448,626	2,328,817
Harrah's Operating Company, Inc., Tranche B2
4.159% due 02/28/2015 (b)	13,929,925	8,292,665
Hawker Beechcraft Corp., Inc., Tranche B
3.22% due 03/26/2014 (b)	6,339,831	2,845,880
HCA, Inc., Tranche A
3.22% due 11/16/2012 (b)	3,854,769	3,319,919
HCA, Inc., Tranche B
3.47% due 11/01/2013 (b)	15,496,054	13,163,897
Health Management Associates, Inc., Tranche B
2.97% due 01/16/2014 (b)	8,653,430	6,978,991
Hercules Offshore LLC, Tranche B
3.210% due 07/11/2013 (b)	6,962,217	4,866,589
HVHC, Inc., Tranche B
3.47% due 08/15/2013 (b)	2,790,322	2,483,387
Iasis Healthcare Corp., Tranche B
2.518% due 05/01/2014 (b)	7,302,050	6,155,629
Iconix, Inc., Tranche B
3.47% due 05/01/2014 (b)	2,502,127	1,889,106
Invitrogen Corp., Term Loan B
5.25% due 06/11/2015 (b)	4,210,612	4,159,735
Las Vegas Sands LLC, Tranche B
2.27% due 05/08/2014 (b)	7,931,647	4,178,986
Manor Care, Tranche B
8.010% due 11/15/2014 (b)	5,454,923	3,991,187
Metro-Goldwyn-Mayer, Inc., Term Loan B
3.768% due 04/08/2011 (b)	6,223,133	2,745,092
Michaels Stores, Inc., Tranche B
2.758% due 10/31/2013 (b)	5,440,217	3,002,320
Neiman Marcus Group, Inc., Tranche B
2.985% due 03/13/2013 (b)	8,444,036	4,842,131
Novelis, Inc., Term Loan
2.52% due 07/06/2014 (b)	4,987,342	3,102,127
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,483,287	630,397
Penn National Gaming, Inc., Term Loan B
2.614% due 10/03/2012 (b)	7,341,717	6,559,156
Petco Animal Supplies, Inc., Tranche B
3.22% due 11/15/2013 (b)	5,455,731	4,637,371
Pharmaceutical Health Technologies, Tranche B
2.768% due 04/15/2014 (b)	5,197,103	3,252,519
Quicksilver Resource, Inc., 2nd Lien
7.802% due 08/08/2013 (b)	3,500,000	2,660,000
QUIZNO'S Corp.
3.50% due 05/05/2012 (b)	1,979,696	1,042,640
Regal Cinemas, Tranche B
2.5421% due 10/19/2010 (b)	6,199,174	5,706,061
Rental Service Corp., 2nd Lien
4.728% due 12/01/2013 (b)	4,000,000	2,231,668
Royalty Pharma, Tranche B
3.470% due 05/15/2014 (b)	5,957,045	5,510,266
Sally Holdings LLC, Tranche B
3.060% due 11/15/2013 (b)	6,915,487	5,864,333

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Select Medical Corp., Tranche B
3.251% due 02/24/2012 (b)	$4,206,298	$3,389,073
Transdigm, Term Loan B
3.227% due 07/01/2012 (b)	7,505,000	6,741,989
Tropicana Entertainment, Tranche B
6.50% due 12/15/2011 (b)	4,000,000	928,888
United Air Lines, Inc., Tranche B
2.563% due 01/12/2014 (b)	7,680,144	3,667,269
Vanguard Health Holdings, Tranche B
2.771% due 05/18/2011 (b)	6,380,018	5,809,804
Venetian Macau
2.770% due 04/01/2013 (b)	500,000	323,000
Venetian Macau, Tranche B
2.770% due 04/01/2013 (b)	2,655,000	1,715,130
Venetian Macau, Tranche Delayed Draw
2.770% due 04/01/2013 (b)	345,000	222,870
Venoco, Inc.
5.25% due 05/01/2014 (b)	3,972,428	2,050,766
Wesco Aircraft Hardware, Term B
2.770% due 09/29/2013 (b)	2,250,000	1,831,500
Wrigley WM Jr. Company, Term Loan B
6.50% due 09/30/2014 (b)	4,394,375	4,335,785
Yankee Candle, Term Loan B
3.173% due 01/15/2014 (b)	1,000,000	654,286

		243,918,028

Consumer, Non-cyclical - 12.35%
Acosta, Tranche B
2.770% due 08/15/2013 (b)	2,219,041	1,856,598
Activant Solutions, Inc., Tranche B
3.438% due 05/02/2013 (b)	3,113,903	1,774,925
Adesa, Inc., Tranche B
3.144% due 09/22/2013 (b)	3,847,693	2,712,623
Affinion Group, Tranche B
3.723% due 10/17/2012 (b)	6,000,000	5,025,000
Allison Transmission, Inc., Tranche B
3.293% due 08/07/2014 (b)	5,222,032	3,445,090
Asurion Corp. Tranche B
3.813% due 07/02/2014 (b)	7,000,000	5,920,831
Bausch & Lomb, Inc., Tranche B
3.552% due 04/11/2015 (b)	9,446,946	8,058,774
Biomet, Inc., Tranche B
4.155% due 03/25/2015 (b)	9,391,430	8,440,547
Fenwal, Inc.
3.506% due 03/01/2014 (b)	7,961,209	5,486,603
Ford Motor Company, Tranche B
3.56% due 11/29/2013 (b)	5,458,141	2,600,198
General Motors Corp., Tranche B
8.00% due 12/15/2013 (b)	6,459,551	2,672,639
Hanger Orthopedic Group, Inc., Tranche B
2.52% due 07/15/2014 (b)	2,978,174	2,620,793
Hertz Corp.
1.227% due 01/21/2012 (b)	9,403,472	7,104,323
Nacco, Tranche B
3.646% due 03/21/2013 (b)	1,233,061	554,877
Sensata Technologies, Term Loan B
2.934% due 04/27/2013 (b)	5,449,083	2,283,166
Thomson Learning, Tranche B
8.50% due 07/05/2014 (b)	8,186,559	5,502,047

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Ticketmaster, Term Loan
4.23% due 08/01/2014 (b)	$3,000,000	$2,610,000
US Investigations Services, Inc., Tranche B
8.20% due 02/21/2015 (b)	7,063,947	5,674,702
Visteon, Tranche B
4.426% due 06/20/2013 (b)	6,500,000	938,438
West Corp., Tranche B
2.890% due 10/01/2013 (b)	1,481,109	1,099,723

		76,381,897

Energy - 7.01%
Ashmore Energy International, Tranche B
3.520% due 05/30/2014 (b)	6,754,916	4,221,823
Brand Energy Services, Tranche B
3.514% due 02/07/2014 (b)	5,454,801	3,218,333
Dynegy Holdings, Inc.
2.020% due 04/02/2013 (b)	7,484,195	6,483,184
Energy Future Holdings Corp., Tranche B3
4.033% due 10/10/2014 (b)	18,944,383	12,425,488
Express Energy Service, Term Loan
8.35% due 07/02/2013 (b)	3,818,829	1,813,944
Meg Energy, Tranche B
3.22% due 04/15/2013 (b)	2,468,535	2,392,126
NRG Energy, Inc., Tranche B
2.72% due 02/01/2013 (b)	6,875,000	6,161,719
2.82% due 02/01/2013 (b)	1,000,000	896,250
TXU Energy, Tranche B2
4.033% due 10/10/2014 (b)	8,705,405	5,725,161

		43,338,028

Financial - 0.16%
Chrysler Financial, Tranche B
4.56% due 08/03/2012 (b)	995,614	522,075
Lender Processing Services, Tranche B
3.018% due 06/18/2014 (b)	497,500	479,466

		1,001,541

Industrial - 0.71%
Freescale Semiconductor, Inc., Tranche B
2.247% due 12/01/2013 (b)	3,413,262	1,706,631
Oshkosh Truck Corp. Tranche B
7.059% due 12/06/2013 (b)	1,234,852	918,112
Swift Transport, Term Loan B
3.75% due 05/15/2014 (b)	3,500,000	1,764,221

		4,388,964

Technology - 0.79%
CGG, Tranche B
4.594% due 01/30/2014 (b)	5,576,126	4,893,050
Utilities - 1.68%
Calpine Corp.,Tranche B
4.095% due 03/29/2014 (b)	13,654,201	10,394,260

TOTAL TERM LOANS (Cost $643,687,976)		$553,625,079

CORPORATE BONDS - 7.40%

Basic Materials - 0.53%
Abitibi-Consolidated Company of Canada
15.50% due 07/15/2010 ^ (g)	1,127,000	169,050

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Georgia Gulf Corp.
9.50% due 10/15/2014	$2,500,000	$418,750
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	3,000,000	2,690,148

		3,277,948

Communications - 1.81%
DirecTV Holdings LLC
7.625% due 05/15/2016	2,500,000	2,450,000
iPCS, Inc.
3.295% due 05/01/2013 (b)(g)	5,500,000	4,125,000
Sprint Capital Corp.
7.625% due 01/30/2011	5,000,000	4,625,000

		11,200,000

Consumer, Cyclical - 0.62%
Continental Airlines, Inc., Series 01-1
6.503% due 06/15/2011	375,000	330,000
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,193,843	955,074
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	270,500	213,695
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	1,552,572	1,335,212
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (g)	1,200,000	385,500
Station Casinos, Inc.
7.75% due 08/15/2016 ^ (a)	2,550,000	586,500

		3,805,981

Consumer, Non-cyclical - 0.39%
Dole Food Company, Inc.
13.875% due 03/15/2014 (g)	2,500,000	2,431,250
Energy - 2.30%
Chesapeake Energy Corp.
7.625% due 07/15/2013	8,795,000	8,091,400
El Paso Corp.
7.00% due 06/15/2017	3,000,000	2,555,043
8.25% due 02/15/2016	1,510,000	1,419,400
Hess Corp.
8.125% due 02/15/2019	2,100,000	2,164,827

		14,230,670

Financial - 1.51%
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	4,092,185
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,470,000	632,100
GMAC LLC
2.4875% due 05/15/2009 (b)	4,000,000	3,800,000
7.75% due 01/19/2010 (g)	1,000,000	840,120

		9,364,405

Industrial - 0.19%
Nortek, Inc.
10.00% due 12/01/2013 (g)	2,500,000	1,043,750
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)	740,000	124,875

		1,168,625

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology - 0.05%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	$1,580,000	$284,400

TOTAL CORPORATE BONDS (Cost $55,433,844)		$45,763,279

SHORT TERM INVESTMENTS - 0.01%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$65,625	$65,625

TOTAL SHORT TERM INVESTMENTS
(Cost $65,625)		$65,625

REPURCHASE AGREEMENTS - 3.05%
Goldman Sachs Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.12% to be
repurchased at $14,800,049 on
04/01/2009, $13,740,000 Federal
Home Loan Bank, 4.75% due
12/16/2016 (valued at $15,096,825
including interest)	$14,800,000	$14,800,000
Repurchase Agreement with State Street
Corp. dated 03/31/2009 at 0.10% to be
repurchased at $4,051,011 on 04/01/2009,
collateralized by $1,075,000 Federal
National Mortgage Association, 7.25% due
01/15/2010 (valued at $1,144,875 including
interest) and $2,795,000 U.S. Treasury
Notes, 4.25% due 01/15/2011 (valued at
$2,996,520 including interest)	4,051,000	4,051,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,851,000)		$18,851,000

Total Investments (Floating Rate Income Trust)
(Cost $718,038,445) - 100.00%		$618,304,983
Other Assets in Excess of Liabilities - 0.00%		10,300

TOTAL NET ASSETS - 100.00%		$618,315,283

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Global (Templeton) (k)	36,304,835	$342,354,598
Income (Templeton) (k)	44,488,648	348,346,112
Mutual Shares (Templeton) (k)	51,854,479	339,646,837

TOTAL INVESTMENT COMPANIES (Cost $1,729,186,311)		$1,030,347,547

Total Investments (Franklin Templeton Founding Allocation		$1,030,347,547
Trust) (Cost $1,729,186,311) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(143,111)

TOTAL NET ASSETS - 100.00%		$1,030,204,436

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.29%

Basic Materials - 1.81%
BHP Billiton PLC	285,400	$5,629,696
Monsanto Company	105,600	8,775,360
Rio Tinto PLC	101,700	3,414,892
Sino-Forest Corp. *	702,000	4,894,178

		22,714,126
Communications - 8.16%
Amazon.com, Inc. *	132,288	9,715,231
Cisco Systems, Inc. *	500,408	8,391,842
Comcast Corp., Special Class A	2,113,134	27,196,035
eBay, Inc. *	206,350	2,591,756
Google, Inc., Class A *	49,390	17,190,683
Grupo Televisa SA, SADR	809,600	11,042,944
Liberty Media Corp. - Entertainment, Series A *	282,500	5,635,875
Liberty Media Corp. - Interactive A *	344,225	998,252
News Corp., Class A	1,761,700	11,662,454
Walt Disney Company	443,300	8,050,328

		102,475,400
Consumer, Cyclical - 9.69%
Bed Bath & Beyond, Inc. *	522,150	12,923,212
CarMax, Inc. * (a)	414,100	5,151,404
Costco Wholesale Corp.	1,277,421	59,170,141
CVS Caremark Corp.	1,071,707	29,461,225
Harley-Davidson, Inc. (a)	698,368	9,351,148
Hunter Douglas NV	67,678	1,579,564
PACCAR, Inc.	160,700	4,139,632

		121,776,326
Consumer, Non-cyclical - 17.32%
Becton, Dickinson & Company	50,900	3,422,516
Cardinal Health, Inc.	328,278	10,334,192
Cosco Pacific, Ltd.	2,790,785	2,744,713
Diageo PLC, SADR	394,472	17,652,622
Dun & Bradstreet Corp.	82,305	6,337,485
Express Scripts, Inc. *	246,500	11,380,905
H & R Block, Inc.	541,802	9,855,378
Heineken Holding NV	342,050	8,292,156
Hershey Company	105,067	3,651,078
Iron Mountain, Inc. * (a)	1,097,831	24,338,913
Johnson & Johnson	257,600	13,549,760
Laboratory Corp. of America Holdings *	58,500	3,421,665
Medtronic, Inc.	106,680	3,143,860
Merck & Company, Inc.	277,700	7,428,475
Moody's Corp.	483,799	11,088,673
Pfizer, Inc.	825,400	11,241,948
Philip Morris International, Inc.	308,997	10,994,113
Procter & Gamble Company	405,130	19,077,572
Schering-Plough Corp.	1,071,900	25,243,245
UnitedHealth Group, Inc.	525,825	11,005,517
Visa, Inc.	60,740	3,377,144

		217,581,930
Diversified - 0.89%
China Merchants Holdings International
Company, Ltd.	4,847,381	11,245,346

Energy - 16.48%
Canadian Natural Resources, Ltd.	574,245	22,142,887

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
China Coal Energy Company, Series H	8,296,500	$6,123,122
ConocoPhillips Company	1,093,946	42,838,925
Devon Energy Corp.	758,731	33,907,688
EOG Resources, Inc.	653,282	35,773,722
Occidental Petroleum Corp.	982,918	54,699,387
OGX Petroleo e Gas Participacoes SA *	5,800	1,777,717
Transocean, Ltd. *	165,347	9,729,018

		206,992,466
Financial - 24.86%
American Express Company	1,834,019	24,997,679
American International Group, Inc. (a)	880,317	880,317
Ameriprise Financial, Inc.	339,027	6,946,663
Bank of New York Mellon Corp.	1,015,682	28,693,016
Berkshire Hathaway, Inc., Class A *	853	73,955,100
Brookfield Asset Management, Inc.	368,300	5,075,174
Goldman Sachs Group, Inc.	62,310	6,606,106
Hang Lung Group, Ltd.	2,093,100	6,429,357
Hartford Financial Services Group, Inc.	307,220	2,411,677
JPMorgan Chase & Company	1,240,308	32,967,387
Julius Baer Holding AG	594,500	14,607,344
Loews Corp.	1,217,989	26,917,557
Markel Corp. *	4,653	1,320,894
NIPPONKOA Insurance Company, Ltd.	670,700	3,883,353
Principal Financial Group, Inc.	137,708	1,126,451
Progressive Corp. *	2,052,704	27,588,342
Sun Life Financial, Inc.	91,179	1,628,457
Transatlantic Holdings, Inc.	306,502	10,932,926
Wells Fargo & Company	2,479,136	35,302,897

		312,270,697
Industrial - 5.36%
ABB, Ltd., SADR	149,050	2,077,757
China Shipping Development Company, Ltd.,
Class H	3,661,300	3,462,125
Garmin, Ltd.	97,800	2,074,338
Kuehne & Nagel International AG	92,825	5,416,292
Martin Marietta Materials, Inc. (a)	103,421	8,201,285
Sealed Air Corp.	1,582,945	21,844,641
Tyco International, Ltd. *	413,514	8,088,334
United Parcel Service, Inc., Class B	157,558	7,755,005
Vulcan Materials Company (a)	188,470	8,347,336

		67,267,113
Technology - 6.52%
Activision Blizzard, Inc. *	667,100	6,977,866
Agilent Technologies, Inc. *	718,800	11,047,956
Hewlett-Packard Company	502,516	16,110,663
Microsoft Corp.	1,354,174	24,876,176
Texas Instruments, Inc.	1,383,400	22,839,934

		81,852,595
Utilities - 0.20%
AES Corp. *	423,000	2,457,630

TOTAL COMMON STOCKS (Cost $1,716,797,491)		$1,146,633,629

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.39%

Basic Materials - 0.17%
Sino-Forest Corp.
5.00% due 08/01/2013 (g)	$3,244,100	$2,114,375

Communications - 0.22%
Level 3 Communications Inc
15.00% due 01/15/2013	1,600,000	1,562,000
Level 3 Communications, Inc.
10.00% due 05/01/2011	2,000,000	1,254,780

		2,816,780

TOTAL CONVERTIBLE BONDS (Cost $6,844,100)		$4,931,155

CORPORATE BONDS - 1.13%

Consumer, Cyclical - 0.72%
Harley-Davidson, Inc.
15.00% due 02/01/2014	9,000,000	9,071,478

Industrial - 0.41%
Sealed Air Corp.
12.00% due 02/14/2014 (g)	5,000,000	5,056,224

TOTAL CORPORATE BONDS (Cost $14,000,000)		$14,127,702

SHORT TERM INVESTMENTS - 9.08%
Intesa Funding LLC
0.20% due 04/03/2009	$42,300,000	$42,299,530
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	33,664,407	33,664,407
Rabobank USA Financial Corp.
0.12% due 04/01/2009	38,133,000	38,133,000

TOTAL SHORT TERM INVESTMENTS
(Cost $114,096,937)		$114,096,937

Total Investments (Fundamental Value Trust)
(Cost $1,851,738,528) - 101.89%		$1,279,789,423
Liabilities in Excess of Other Assets - (1.89)%		(23,799,216)

TOTAL NET ASSETS - 100.00%		$1,255,990,207

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.95%

Austria - 0.93%
Telekom Austria AG	300,000	$4,541,654

Bermuda - 3.95%
Accenture, Ltd., Class A	407,760	11,209,322
Tyco Electronics, Ltd.	305,820	3,376,253
Tyco International, Ltd. *	244,660	4,785,550

		19,371,125
Brazil - 0.27%
Empresa Brasileira de Aeronautica SA, ADR *	100,480	1,333,370

Cayman Islands - 0.62%
Focus Media Holding, Ltd., ADR * (a)	46,420	315,656
Seagate Technology	450,000	2,704,500

		3,020,156

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China - 0.38%
China Telecom Corp., Ltd. ADR (a)	27,890	$1,155,483
Shanghai Electric Group Company, Ltd.	2,388,000	687,831

		1,843,314
Finland - 0.28%
UPM-Kymmene Oyj (a)	234,340	1,352,478

France - 7.17%
Accor SA	37,790	1,315,222
Compagnie Generale des Etablissements
Michelin, Class B	54,920	2,035,576
France Telecom SA	296,260	6,753,878
Sanofi-Aventis SA	147,810	8,295,260
Total SA	198,780	9,829,547
Vivendi SA	262,380	6,939,669

		35,169,152
Germany - 5.07%
Bayerische Motoren Werke (BMW) AG	147,950	4,267,637
Deutsche Post AG	305,820	3,295,256
Merck KGaA * (a)	41,400	3,657,953
Muenchener Rueckversicherungs-
Gesellschaft AG	20,000	2,435,319
SAP AG	121,060	4,233,121
Siemens AG	122,330	6,983,764

		24,873,050
Hong Kong - 0.88%
Cheung Kong Holdings, Ltd.	250,000	2,154,709
Swire Pacific, Ltd., Class A	326,000	2,176,154

		4,330,863
India - 0.15%
ICICI Bank, Ltd., SADR	56,480	750,619

Ireland - 0.56%
CRH PLC	127,123	2,739,149

Italy - 2.53%
Eni SpA	305,820	5,921,356
Intesa Sanpaolo SpA	1,550,000	4,263,239
UniCredito Italiano SpA	1,350,000	2,221,915

		12,406,510
Japan - 3.55%
Ebara Corp. (a)	1,291,000	2,863,423
Fuji Photo Film Company, Ltd.	108,500	2,388,237
Konica Minolta Holdings, Inc.	326,000	2,841,608
Mitsubishi UFJ Financial Group, Inc.	406,855	2,004,461
Nintendo Company, Ltd.	3,870	1,132,097
Olympus Optical Company, Ltd. (a)	72,000	1,174,938
Sumitomo Mitsui Financial Group, Inc.	28,200	992,961
Toyota Motor Corp.	125,990	4,001,929

		17,399,654
Netherlands - 2.72%
ING Groep NV	316,820	1,735,990
Koninklijke (Royal) Philips Electronics NV (a)	208,980	3,093,353
Randstad Holdings NV	116,230	1,971,766
Reed Elsevier NV	305,375	3,267,764
Royal Dutch Shell PLC, A Shares	98,718	2,202,304

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
SBM Offshore NV	79,676	$1,059,656

		13,330,833
Norway - 0.20%
Aker Kvaerner ASA (a)	154,590	998,267

Russia - 0.37%
Gazprom OAO, SADR - Ordinary Shares	75,000	1,111,340
Gazprom OAO, SADR	47,800	709,830

		1,821,170
Singapore - 1.71%
Flextronics International, Ltd. *	636,680	1,840,005
Singapore Telecommunications, Ltd.	3,937,000	6,562,455

		8,402,460
South Korea - 3.05%
Hyundai Motor Company, Ltd.	75,000	3,034,868
KB Financial Group, Inc., ADR * (a)	65,000	1,576,250
KT Corp.	41,420	1,152,450
Samsung Electronics Company, Ltd.	22,240	9,188,612

		14,952,180
Spain - 1.22%
Industria de Diseno Textil SA	39,730	1,548,236
Telefonica SA	221,280	4,412,611

		5,960,847
Sweden - 0.66%
Ericsson (LM), Series B	204,314	1,651,917
Svenska Cellulosa AB, B Shares (a)	211,720	1,606,887

		3,258,804
Switzerland - 4.17%
Adecco SA	70,540	2,204,394
Lonza Group AG (a)	13,320	1,316,039
Nestle SA	64,430	2,176,725
Novartis AG	203,880	7,713,501
Roche Holdings AG - Genusschein	40,890	5,612,154
UBS AG - CHF *	150,000	1,406,286

		20,429,099
Taiwan - 1.79%
Lite-On Technology Corp.	1,689,692	1,145,481
Taiwan Semiconductor
Manufacturing Company, Ltd.	5,054,830	7,611,820

		8,757,301
Turkey - 0.42%
Turkcell Iletisim Hizmetleri AS, ADR	167,800	2,062,262
United Kingdom - 12.04%
Aviva PLC	1,019,610	3,161,814
BAE Systems PLC	423,280	2,030,100
BP PLC	1,150,340	7,713,469
British Sky Broadcasting Group PLC	582,516	3,615,502
Compass Group PLC	674,830	3,086,143
GlaxoSmithKline PLC	458,730	7,144,584
HSBC Holdings PLC (a)	550,000	3,035,226
Kingfisher PLC	1,682,040	3,605,485
Pearson PLC	407,760	4,100,562
Premier Foods PLC	5,301,525	2,606,981

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Royal Dutch Shell PLC, B Shares	203,880	$4,435,381
Standard Life PLC	700,000	1,667,084
Tesco PLC	569,130	2,719,162
Vodafone Group PLC	3,839,010	6,693,140
Wolseley PLC * (a)	1,026,843	3,389,927

		59,004,560
United States - 32.26%
Abbott Laboratories	38,010	1,813,077
ACE, Ltd.	82,725	3,342,090
Alcoa, Inc.	333,000	2,444,220
American Express Company	148,070	2,018,194
Amgen, Inc. *	326,210	16,153,919
AT&T, Inc.	58,780	1,481,256
Bank of New York Mellon Corp.	36,270	1,024,627
Boston Scientific Corp. *	733,980	5,835,141
Bristol-Myers Squibb Company	66,350	1,454,392
Chevron Corp.	14,030	943,377
Chico's FAS, Inc. *	650,000	3,490,500
Cisco Systems, Inc. *	283,360	4,751,947
Comcast Corp., Special Class A	560,680	7,215,952
Covidien, Ltd.	252,400	8,389,776
El Paso Corp.	403,350	2,520,938
Expedia, Inc. *	200,830	1,823,536
FedEx Corp.	47,310	2,104,822
General Electric Company	327,790	3,313,957
Harley-Davidson, Inc. (a)	101,940	1,364,977
Home Depot, Inc.	77,710	1,830,848
JPMorgan Chase & Company	35,670	948,109
Merck & Company, Inc.	126,430	3,382,003
Microsoft Corp.	600,000	11,022,000
News Corp., Class A	849,160	5,621,439
Oracle Corp. *	845,940	15,286,136
Pfizer, Inc.	662,620	9,024,884
Pitney Bowes, Inc.	80,000	1,868,000
Progressive Corp. *	339,980	4,569,331
Quest Diagnostics, Inc.	142,710	6,775,871
Sprint Nextel Corp. *	1,019,420	3,639,329
Target Corp.	82,040	2,821,356
Time Warner Cable, Inc. *	45,793	1,135,656
Time Warner, Inc. *	182,433	3,520,963
Torchmark Corp. (a)	68,900	1,807,247
United Parcel Service, Inc., Class B	152,910	7,526,230
Viacom, Inc., Class B *	227,000	3,945,260
Walt Disney Company	107,380	1,950,021

		158,161,381

TOTAL COMMON STOCKS (Cost $746,595,489)		$426,270,258

RIGHTS - 0.16%

Ireland - 0.16%
CRH PLC (Expiration Date 04/08/2009) *	36,320	791,378

TOTAL RIGHTS (Cost $399,970)		$791,378

SHORT TERM INVESTMENTS - 17.33%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$22,248,202	$22,248,202

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Paribas Corp.
0.07% due 04/01/2009	$20,720,000	$20,720,000
0.22% due 04/01/2009	42,000,000	42,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $84,968,202)		$84,968,202

Total Investments (Global Trust)
(Cost $831,963,661) - 104.44%		$512,029,838
Liabilities in Excess of Other Assets - (4.44)%		(21,780,993)

TOTAL NET ASSETS - 100.00%		$490,248,845

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Pharmaceuticals	8.24%
Software	6.23%
Telecommunications Equipment & Services	5.35%
International Oil	4.98%
Insurance	3.82%

Global Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 68.25%

Australia - 1.20%
AMP, Ltd.	69,198	$225,900
BHP Billiton, Ltd.	25,375	560,817
CSL, Ltd.	9,891	223,502
Orica, Ltd.	41,879	431,988
Qantas Airways, Ltd.	284,360	343,591
Rio Tinto, Ltd.	4,471	177,567

		1,963,365
Austria - 0.47%
Telekom Austria AG	51,156	774,443

Belgium - 0.56%
Anheuser-Busch InBev NV	23,475	646,388
Colruyt SA	1,190	272,903

		919,291
Bermuda - 0.12%
SeaDrill, Ltd., GDR	19,600	189,462

Brazil - 0.05%
Petroleo Brasileiro SA, ADR	2,500	76,175

Canada - 1.77%
Canadian National Railway Company	15,300	548,509
EnCana Corp.	16,500	675,285
Kinross Gold Corp.	8,300	150,819
Rogers Communications, Inc., Class B	6,000	138,246
Teck Cominco, Ltd.	34,900	195,150
Toronto Dominion Bank Ontario	15,600	537,735
Trans-Canada Corp. (a)	27,500	650,638

		2,896,382

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cayman Islands - 0.22%
Seagate Technology	59,000	$354,590

China - 0.16%
China Life Insurance Company, Ltd.	24,000	78,936
Industrial & Commercial Bank of China, Ltd.	174,000	89,983
ZTE Corp., Class H	22,600	92,266

		261,185
Denmark - 0.15%
Novo Nordisk AS (a)	5,067	242,942

Finland - 0.37%
Nokia AB Oyj	51,201	598,817

France - 2.85%
Alstom	2,104	109,106
BNP Paribas SA	29,034	1,197,842
Bouygues SA	2,097	74,936
GDF Suez	16,214	556,052
Groupe DANONE	1,497	72,849
Societe Generale	6,290	246,045
Sodexho Alliance	2,113	96,247
Technip SA	7,288	256,913
Total SA, ADR	12,900	632,874
Total SA	27,174	1,343,737
Veolia Environnement SA	3,471	72,481

		4,659,082
Germany - 2.70%
Adidas-Salomon AG	4,633	153,766
BASF SE	3,693	111,607
Bayer AG	12,162	581,057
Daimler AG	19,440	489,797
Deutsche Boerse AG	2,059	123,532
Deutsche Telekom AG	7,663	94,914
E.ON AG	25,992	720,864
MAN AG (a)	5,767	250,328
Metro AG	8,040	265,089
Muenchener Rueckversicherungs-
Gesellschaft AG	4,313	525,176
RWE AG	1,162	81,375
SAP AG	5,067	177,178
Siemens AG	13,435	766,998
Solarworld AG (a)	3,378	68,881

		4,410,562
Greece - 0.14%
Alpha Bank A.E.	23,390	155,236
National Bank of Greece SA	5,148	78,196

		233,432
Hong Kong - 0.83%
Bank of East Asia, Ltd.	135,300	261,784
China Mobile, Ltd.	8,500	74,207
China South Locomotive and Rolling Stock
Corp. *	164,000	74,922
Esprit Holdings, Ltd.	48,300	246,444
New World Development Company, Ltd.	516,000	515,086
Sun Hung Kai Properties, Ltd.	21,000	188,840

		1,361,283

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland - 0.56%
CRH PLC - London Exchange	15,936	346,807
CRH PLC	8,832	190,305
Elan Corp. PLC, SADR *	21,000	139,440
Ryanair Holdings PLC, SADR *	10,400	240,344

		916,896
Italy - 0.28%
Intesa Sanpaolo SpA	110,115	302,869
Saipem SpA	9,214	163,944

		466,813
Japan - 7.43%
Asahi Glass Company, Ltd.	32,000	169,887
Canon, Inc.	30,800	897,876
East Japan Railway Company	2,800	145,976
Fanuc, Ltd.	2,900	198,351
Fast Retailing Company, Ltd.	1,500	171,749
Honda Motor Company, Ltd.	33,600	799,873
Hosiden Corp.	6,200	61,860
Japan Tobacco, Inc.	372	994,425
Kao Corp.	23,000	448,785
Komatsu, Ltd.	13,100	144,974
Kuraray Company, Ltd.	39,500	339,146
Mitsubishi Corp.	75,400	999,557
Mitsubishi UFJ Financial Group, Inc.	34,100	168,001
Mitsui Fudosan Company, Ltd.	22,000	241,337
Mitsui Sumitomo Insurance Group
Holdings, Inc.	18,600	438,220
Mizuho Financial Group, Inc.	25,400	49,600
Nintendo Company, Ltd.	2,000	585,063
Nippon Electric Glass Company, Ltd.	22,000	156,035
Nippon Steel Corp.	28,000	75,621
Nomura Holdings, Inc.	128,500	651,882
NTT DoCoMo, Inc.	397	540,887
Seven & I Holdings Company, Ltd.	6,200	136,878
Shin-Etsu Chemical Company, Ltd.	18,700	918,737
Shionogi & Company, Ltd.	7,000	120,657
Sumitomo Mitsui Financial Group, Inc.	16,400	577,467
Sumitomo Trust & Banking Company, Ltd.	93,000	360,076
Takeda Pharmaceutical Company, Ltd.	1,600	55,511
The Bank of Yokohama, Ltd.	76,000	325,851
The Tokyo Electric Power Company, Ltd.	9,900	247,437
THK Company, Ltd.	39,500	535,541
Tokyu Land Corp.	51,000	142,217
Toyota Motor Corp.	14,200	451,047

		12,150,524
Luxembourg - 0.32%
ArcelorMittal	13,379	272,980
SES, ADR	12,813	244,573

		517,553
Netherlands - 1.55%
Akzo Nobel NV	12,696	480,813
ASML Holding NV (a)	34,609	609,394
Heineken NV	5,137	145,928
ING Groep NV	96,625	529,449
Koninklijke Ahold NV	5,162	56,538

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Koninklijke Philips Electronics NV	7,200	$107,064
Reed Elsevier NV	36,642	392,099
TNT Post Group NV	12,682	217,374

		2,538,659
Norway - 0.30%
Telenor ASA	85,600	489,342

Russia - 0.05%
Gazprom OAO, SADR - Ordinary Shares	5,189	76,890

Singapore - 0.78%
Capitaland, Ltd.	265,500	407,112
DBS Group Holdings, Ltd.	47,000	262,022
Jardine Matheson Holdings, Ltd. *	7,600	138,194
Olam International, Ltd.	495,000	476,827

		1,284,155
Spain - 1.04%
Banco Bilbao Vizcaya Argentaria SA	37,093	301,075
Banco Santander Central Hispano SA	26,707	184,139
Gamesa Corporacion Tecnologica SA	4,546	58,309
Iberdrola SA	21,425	150,318
Industria de Diseno Textil SA	10,324	402,315
Red Electrica De Espana	3,230	126,180
Tecnicas Reunidas SA	2,424	77,083
Telefonica SA	20,210	403,014

		1,702,433
Sweden - 0.10%
Ericsson (LM), Series B	19,358	156,513

Switzerland - 3.44%
Adecco SA	16,385	512,036
Alcon, Inc.	4,100	372,731
Credit Suisse Group AG	22,759	692,965
Julius Baer Holding AG	10,067	247,354
Lonza Group AG	892	88,131
Nestle SA	15,800	533,793
Nobel Biocare Holding AG, Series BR	16,617	283,630
Novartis AG	11,649	440,723
Roche Holdings AG - Genusschein	11,108	1,524,573
Swatch Group AG	3,703	90,471
Syngenta AG	686	137,895
Synthes AG	4,071	453,508
Zurich Financial Services AG	1,582	250,024

		5,627,834
United Kingdom - 5.85%
Anglo American PLC	2,367	40,307
AstraZeneca Group PLC	3,870	137,056
Autonomy Corp. PLC *	9,847	183,839
BAE Systems PLC	11,682	56,028
Barclays PLC	220,890	468,977
BG Group PLC	24,809	374,230
BP PLC	106,039	711,032
British Land Company PLC	48,376	249,960
British Sky Broadcasting Group PLC	124,764	774,373
Cobham PLC	123,148	303,088
Compass Group PLC	63,777	291,666

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Diageo PLC	15,857	$177,072
HSBC Holdings PLC	29,995	166,999
Imperial Tobacco Group PLC	24,335	546,525
International Power PLC	29,535	89,196
John Wood Group PLC	16,607	53,359
Kingfisher PLC	194,384	416,666
National Grid PLC	7,477	57,427
Prudential PLC	78,863	382,321
Reckitt Benckiser PLC	5,563	208,722
Resolution, Ltd. *	116,247	170,133
Rio Tinto PLC	21,373	717,665
Scottish & Southern Energy PLC	4,028	64,005
Standard Chartered PLC	17,260	214,323
The Sage Group PLC	162,686	394,262
Tullow Oil PLC	35,943	413,257
Vodafone Group PLC	921,729	1,606,993
Wolseley PLC *	93,359	308,207

		9,577,688
United States - 34.96%
Abbott Laboratories	2,200	104,940
Abercrombie & Fitch Company, Class A	1,900	45,220
ACE, Ltd.	18,500	747,400
Adobe Systems, Inc. *	7,400	158,286
AFLAC, Inc.	11,100	214,896
Air Products & Chemicals, Inc.	2,700	151,875
Alcoa, Inc.	41,900	307,546
Allergan, Inc.	36,500	1,743,240
Amazon.com, Inc. *	4,700	345,168
American Electric Power Company, Inc.	18,700	472,362
American Tower Corp., Class A *	3,800	115,634
Amgen, Inc. *	14,800	732,896
Anadarko Petroleum Corp.	23,100	898,359
Analog Devices, Inc.	1,900	36,613
Apple, Inc. *	17,800	1,871,136
AT&T, Inc.	38,800	977,760
Baker Hughes, Inc.	24,400	696,620
Banco Itau Holding Financeira SA, ADR	7,300	79,424
Bank of New York Mellon Corp.	31,701	895,553
Baxter International, Inc.	3,600	184,392
BlackRock, Inc.	1,300	169,052
BorgWarner, Inc. (a)	27,700	562,310
Broadcom Corp., Class A *	45,500	909,090
Burlington Northern Santa Fe Corp.	12,000	721,800
Campbell Soup Company	2,600	71,136
Carnival Corp.	30,600	660,960
Celanese Corp., Series A	21,800	291,466
Charles Schwab Corp.	13,200	204,600
Chevron Corp.	15,900	1,069,116
Cisco Systems, Inc. *	22,300	373,971
City National Corp. (a)	7,800	263,406
CME Group, Inc.	1,000	246,390
Coach, Inc. *	17,500	292,250
Colgate-Palmolive Company	2,800	165,144
Comcast Corp., Class A	98,000	1,336,720
Constellation Brands, Inc., Class A *	9,600	114,240
Covidien, Ltd.	29,500	980,580

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
DaVita, Inc. *	4,300	$188,985
Discover Financial Services	56,050	353,675
Dynegy, Inc., Class A *	49,400	69,654
Ecolab, Inc.	2,900	100,717
EOG Resources, Inc.	6,100	334,036
Exelon Corp.	24,300	1,102,977
Expeditors International of Washington, Inc.	2,000	56,580
Express Scripts, Inc. *	3,900	180,063
Exxon Mobil Corp.	3,700	251,970
FedEx Corp.	20,500	912,045
Fortune Brands, Inc.	17,000	417,350
General Dynamics Corp.	2,700	112,293
General Electric Company	103,900	1,050,429
Genzyme Corp. *	14,500	861,155
Google, Inc., Class A *	1,600	556,896
Halliburton Company	49,400	764,218
Hess Corp.	14,900	807,580
Home Depot, Inc.	4,000	94,240
Illinois Tool Works, Inc.	35,100	1,082,835
Intel Corp.	134,000	2,016,700
IntercontinentalExchange, Inc. *	3,000	223,410
International Game Technology	15,000	138,300
Interpublic Group of Companies, Inc. *	97,100	400,052
Intersil Corp., Class A	23,900	274,850
Intuit, Inc. *	30,700	828,900
J.C. Penney Company, Inc.	28,500	571,995
Johnson & Johnson	23,000	1,209,800
Johnson Controls, Inc.	41,500	498,000
Kellogg Company	3,200	117,216
KLA-Tencor Corp.	16,400	328,000
Laboratory Corp. of America Holdings *	3,600	210,564
Macy's, Inc.	53,100	472,590
Marathon Oil Corp.	25,900	680,911
Marvell Technology Group, Ltd. *	54,500	499,220
MasterCard, Inc., Class A	2,700	452,196
McDonald's Corp.	2,900	158,253
Medco Health Solutions, Inc. *	23,900	988,026
Medtronic, Inc.	25,400	748,538
MetLife, Inc.	11,200	255,024
Microsoft Corp.	70,700	1,298,759
Millipore Corp. *	8,500	487,985
Monsanto Company	2,800	232,680
Morgan Stanley	38,700	881,199
National Semiconductor Corp.	22,200	227,994
News Corp., Class A	13,700	90,694
Nortel Networks Corp. *	542	122
Omnicom Group, Inc.	22,100	517,140
Oracle Corp. *	9,600	173,472
PACCAR, Inc.	32,350	833,336
Pall Corp.	20,300	414,729
Peabody Energy Corp.	29,600	741,184
Pepco Holdings, Inc.	14,600	182,208
PepsiCo, Inc.	26,700	1,374,516
Pfizer, Inc.	66,700	908,454
Pharmaceutical Product Development, Inc.	10,200	241,944
Praxair, Inc.	3,800	255,702

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Principal Financial Group, Inc.	27,800	$227,404
QUALCOMM, Inc.	13,500	525,285
Ryder Systems, Inc.	15,200	430,312
Salesforce.com, Inc. *	1,600	52,368
Schlumberger, Ltd.	2,300	93,426
Sempra Energy	18,500	855,440
Southwestern Energy Company *	3,800	112,822
Sprint Nextel Corp. *	143,995	514,062
Starbucks Corp. *	67,900	754,369
Stryker Corp.	6,300	214,452
Sysco Corp.	17,800	405,840
The Sherwin-Williams Company	2,800	145,516
Ultra Petroleum Corp. *	23,900	857,771
Union Pacific Corp.	5,800	238,438
United Technologies Corp.	5,100	219,198
Viacom, Inc., Class B *	23,100	401,478
Visa, Inc.	8,600	478,160
VMware, Inc. Class A * (a)	31,900	753,478
Waters Corp. *	2,500	92,375
Weatherford International, Ltd. *	4,300	47,601
Wells Fargo & Company	24,200	344,608
Williams Companies, Inc.	26,100	297,018
XTO Energy, Inc.	5,575	170,707
Zimmer Holdings, Inc. *	14,000	511,000

		57,187,040

TOTAL COMMON STOCKS (Cost $159,008,388)		$111,633,351

PREFERRED STOCKS - 0.31%

Germany - 0.31%
Henkel AG & Company KGaA - Non Voting
Shares (i)	16,302	443,137
Porsche Automobil Holding SE (i)	1,390	65,119

		508,256

TOTAL PREFERRED STOCKS (Cost $893,782)		$508,256

RIGHTS - 0.09%

Ireland - 0.08%
CRH PLC (Expiration Date 04/08/2009) *	2,523	54,974
CRH PLC - Foreign Shares (Expiration Date
04/08/2009) *	3,402	73,991

		128,965
United Kingdom - 0.01%
HSBC Holdings PLC (Expiration Date
04/03/2009) *	12,497	25,283

TOTAL RIGHTS (Cost $64,971)		$154,248

U.S. TREASURY OBLIGATIONS - 5.26%

Treasury Inflation Protected
Securities (d) - 0.35%
1.375% due 07/15/2018	$577,616	572,923

U.S. Treasury Bonds - 0.60%
4.50% due 05/15/2038	625,000	729,688
8.125% due 08/15/2019	175,000	253,750

		983,438

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 4.31%
0.875% due 02/28/2011		$3,530,000	$3,536,742
1.75% due 01/31/2014		1,685,000	1,696,458
2.75% due 02/15/2019		1,800,000	1,809,846

			7,043,046

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,432,713)			$8,599,407

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.02%

Federal Home Loan Bank - 0.14%
3.375% due 10/20/2010		100,000	103,277
3.625% due 08/15/2011		125,000	131,085

			234,362

Federal Home Loan Mortgage Corp. - 2.16%
2.125% due 03/23/2012		195,000	196,540
4.50% due 06/01/2034		230,100	235,475
5.50% due 04/01/2018 to 09/01/2038		2,106,867	2,192,012
5.75% due 09/15/2010	EUR	35,000	48,718
6.00% due 03/01/2029		$20,714	21,922
6.50% due 11/01/2029 to 02/01/2038		792,431	839,172

			3,533,839

Federal National Mortgage
Association - 4.46%
2.75% due 03/13/2014		630,000	635,519
2.875% due 12/11/2013		435,000	444,670
3.50% due 04/28/2011		355,000	355,501
4.50% TBA **		400,000	408,500
5.50% due 10/01/2017 to 09/01/2034		1,790,267	1,868,930
5.625% due 07/15/2037		240,000	267,931
6.00% due 08/01/2017 to 09/01/2038		2,480,299	2,593,656
6.50% due 06/01/2017 to 12/01/2037		674,596	711,668

			7,286,375
Government National Mortgage
Association - 0.26%
6.50% due 08/15/2027 to 06/15/2029		406,214	431,616

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,145,487)			$11,486,192

FOREIGN GOVERNMENT OBLIGATIONS - 1.07%

Canada - 0.03%
Government of Canada
5.25% due 06/01/2012	CAD	45,000	39,968

France - 0.10%
Government of France
3.75% due 04/25/2021	EUR	100,000	131,704
4.00% due 04/25/2055		30,000	38,862

			170,566
Germany - 0.36%
Federal Republic of Germany
4.00% due 01/04/2037		125,000	167,993
4.00% due 01/04/2018		110,000	158,780
4.25% due 07/04/2017		50,000	73,158
4.50% due 01/04/2013		125,000	180,967

			580,898

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Italy - 0.28%
Republic of Italy
3.75% due 08/01/2021	EUR	50,000	$61,603
4.25% due 08/01/2013		237,000	329,649
4.50% due 02/01/2018		50,000	68,997

			460,249

Spain - 0.06%
Kingdom of Spain
5.75% due 07/30/2032		65,000	100,158

Sweden - 0.02%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	190,000	28,084

United Kingdom - 0.22%
Government of United Kingdom
5.00% due 03/07/2012	GBP	40,000	62,251
5.8553% due 09/07/2015		115,000	185,375
8.00% due 06/07/2021		55,000	115,329

			362,955

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,813,292)			$1,742,878

CORPORATE BONDS - 1.57%

France - 0.05%
Compagnie de Financement Foncier, MTN
4.00% due 07/21/2011	EUR	40,000	54,050
France Telecom SA
7.75% due 03/01/2011		$30,000	32,130

			86,180

Germany - 0.15%
Hypothekenbank in Essen AG, Series E1LM
3.75% due 09/28/2012	EUR	40,000	54,237
Kreditanstalt fuer Wiederaufbau, Series E, MTN
4.625% due 10/12/2012		135,000	191,573

			245,810

Ireland - 0.03%
GE Capital European Funding, Series E, MTN
4.625% due 08/23/2010		40,000	52,448

Italy - 0.03%
Intesa Sanpaolo SpA, EMTN
6.375% due 04/06/2010		35,000	47,110

Netherlands - 0.07%
E.ON International Finance BV, EMTN
5.125% due 10/02/2012		40,000	56,132
Rabobank Nederland, EMTN
4.125% due 04/04/2012		35,000	47,262

			103,394

Switzerland - 0.02%
Credit Suisse New York
6.00% due 02/15/2018		$40,000	34,888

United Kingdom - 0.04%
Halifax PLC
9.375% due 05/15/2021	GBP	30,000	37,544

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United Kingdom (continued)
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP	20,000	$26,575

			64,119

United States - 1.18%
Allergan, Inc.
5.75% due 04/01/2016		$95,000	92,859
AOL Time Warner, Inc.
6.875% due 05/01/2012		225,000	229,005
AT&T, Inc.
6.50% due 09/01/2037		100,000	90,242
Bank One Corp.
7.875% due 08/01/2010		85,000	87,289
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		220,000	227,197
BellSouth Corp.
6.875% due 10/15/2031		35,000	33,292
Boeing Capital Corp.
6.10% due 03/01/2011		50,000	52,558
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	30,000	32,576
Dominion Resources, Inc.
5.95% due 06/15/2035		$75,000	63,470
International Lease Finance Corp.
3.50% due 04/01/2009		180,000	180,000
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037		100,000	66,227
MetLife, Inc.
5.00% due 11/24/2013		125,000	118,137
Morgan Stanley
1.95% due 06/20/2012		160,000	159,762
6.75% due 04/15/2011		215,000	215,165
PSEG Power LLC
6.95% due 06/01/2012		100,000	102,319
Washington Mutual Bank
5.50% due 01/15/2013		325,000	32
Wells Fargo Bank NA
5.95% due 08/26/2036		250,000	184,333

			1,934,463

TOTAL CORPORATE BONDS (Cost $3,108,104)			$2,568,412

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.93%

United States - 0.93%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C
6.349% due 06/11/2035		345,000	296,700
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049		325,000	224,951
GS Mortgage Securities Corp., II,
Series 2006-CC1, Class A
5.3815% due 03/21/2046 (b)(g)		1,021,790	224,794
GS Mortgage Securities Corp., II,
Series 2006-RR2, Class A1
5.6908% due 06/23/2046 (b)(g)		1,241,889	273,216

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A4
5.399% due 05/15/2045		$425,000	$303,938
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2
7.40% due 07/15/2031		25,476	25,417
Washington Mutual, Inc., Series 2007-HY1, Class
LB1
5.7771% due 02/25/2037 (b)		998,602	163,532
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-10, Class 1A1
6.00% due 07/25/2037		0	0
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1
6.00% due 08/25/2037		0	0

			1,512,548

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,394,646)			$1,512,548

ASSET BACKED SECURITIES - 0.03%

United States - 0.03%
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036		489,390	54,745

TOTAL ASSET BACKED SECURITIES
(Cost $489,390)			$54,745

SUPRANATIONAL OBLIGATIONS - 0.04%

Luxembourg - 0.04%
European Investment Bank, Series INTL
5.375% due 10/15/2012	EUR	50,000	72,521

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $73,588)			$72,521

INVESTMENT COMPANIES - 7.84%

United States - 7.84%
UBS Emerging Markets Equities Fund		280,038	5,173,617
UBS High Yield Fund		470,193	7,655,864

			12,829,481

TOTAL INVESTMENT COMPANIES (Cost $16,612,063)			$12,829,481

SHORT TERM INVESTMENTS - 1.62%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)		$2,649,447	$2,649,447

TOTAL SHORT TERM INVESTMENTS
(Cost $2,649,447)			$2,649,447

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.73%

Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$4,465,012 on 04/01/2009,
collateralized by $4,110,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $4,556,963, including
interest)	$4,465,000	$4,465,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,465,000)		$4,465,000

Total Investments (Global Allocation Trust)
(Cost $213,150,871) - 96.76%		$158,276,486
Other Assets in Excess of Liabilities - 3.24%		5,295,971

TOTAL NET ASSETS - 100.00%		$163,572,457

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Financial Services	3.95%
Banking	3.64%
Healthcare Products	3.03%
Semiconductors	3.00%
International Oil	2.89%

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 8.33%

U.S. Treasury Bonds - 8.33%
3.50% due 02/15/2039	$11,300,000	$11,165,869
5.50% due 08/15/2028	2,900,000	3,659,890
6.00% due 02/15/2026	5,500,000	7,246,250
6.125% due 11/15/2027 to 08/15/2029	14,900,000	20,233,688
6.375% due 08/15/2027	3,700,000	5,097,904
7.875% due 02/15/2021	1,300,000	1,885,203
8.125% due 05/15/2021	3,200,000	4,742,000
8.50% due 02/15/2020	6,800,000	10,153,250

		64,184,054

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $62,196,443)		$64,184,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.58%

Federal Home Loan Bank - 0.30%
1.185% due 10/13/2009	2,300,000	2,305,136

Federal Home Loan Mortgage Corp. - 0.51%
3.75% due 03/27/2019	3,000,000	3,040,293
5.131% due 03/01/2035 (b)	881,757	912,771

		3,953,064

Federal National Mortgage
Association - 2.47%
0.8718% due 09/25/2032 to 03/25/2044 (b)	206,050	194,015
4.347% due 11/01/2034 (b)	2,792,987	2,827,308
4.934% due 12/01/2034 (b)	613,044	621,556

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.00% due 11/25/2032 to 08/01/2037		$4,788,885	$4,901,132
5.055% due 05/01/2035 (b)		502,956	520,903
5.50% due 03/01/2048		9,671,428	9,968,371

			19,033,285

Government National Mortgage
Association - 13.11%
4.125% due 11/20/2023 to 10/20/2026 (b)		98,263	99,492
5.25% due 01/20/2030 (b)		35,047	35,437
5.375% due 02/20/2024 to 06/20/2030 (b)		124,106	125,729
6.00% due 08/20/2034 to 11/20/2038		20,467,991	21,264,684
6.00% due 09/20/2038 ***		22,686,993	23,732,722
6.00% TBA **		29,000,000	30,246,641
6.50% due 08/20/2038		2,424,784	2,525,375
6.50% TBA **		22,000,000	23,063,907

			101,093,987

Small Business Administration - 0.19%
4.12% due 03/01/2014		1,265,597	1,261,620
6.64% due 02/10/2011		33,899	35,393
7.22% due 11/01/2020		128,791	140,919

			1,437,932

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,769,105)			$127,823,404

FOREIGN GOVERNMENT OBLIGATIONS - 33.04%

Canada - 2.10%
Province of Ontario, Canada
4.70% due 06/02/2037	CAD	7,400,000	5,737,994
5.00% due 12/01/2038		5,200,000	4,090,422
5.60% due 06/02/2035		1,900,000	1,657,779
5.75% due 12/01/2036		3,200,000	2,764,826
6.35% due 06/18/2031		125,000	117,209
6.50% due 03/08/2029		1,900,000	1,795,702

			16,163,932

Denmark - 0.03%
Realkredit Danmark A/S, Series 73D
5.00% due 10/01/2038 (b)	DKK	1,374,082	231,123

France - 4.12%
Government of France
2.50% due 07/12/2010	EUR	100,000	135,060
3.00% due 01/12/2011		100,000	136,697
3.75% due 09/12/2010		2,300,000	3,165,486
4.00% due 10/25/2038		13,300,000	17,313,791
4.25% due 04/25/2019		7,300,000	10,194,484
5.50% due 04/25/2010		600,000	834,906

			31,780,424

Germany - 1.92%
Federal Republic of Germany
4.00% due 01/04/2037		3,700,000	4,972,598
4.25% due 07/04/2039		5,100,000	7,235,941
5.50% due 01/04/2031		1,600,000	2,549,530

			14,758,069

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan - 15.32%
Government of Japan
0.80% due 12/10/2015	JPY	473,760,000	$4,143,396
1.00% due 06/10/2016		1,481,760,000	12,929,192
1.10% due 12/10/2016		2,302,300,000	20,123,756
1.20% due 03/10/2017		291,160,000	2,540,535
1.20% due 06/10/2017		5,277,070,000	45,693,557
1.20% due 12/10/2017		301,200,000	2,598,928
1.40% due 06/10/2018		39,880,000	347,653
1.50% due 12/20/2017		160,000,000	1,660,478
2.30% due 06/20/2035		715,000,000	7,539,799
2.30% due 05/20/2030		165,000,000	1,751,057
2.40% due 03/20/2034		450,000,000	4,838,424
2.50% due 03/20/2036		250,000,000	2,738,395
2.50% due 09/20/2036		1,020,000,000	11,175,381

			118,080,551

Netherlands - 1.46%
Kingdom of Netherlands
4.00% due 07/15/2019	EUR	8,300,000	11,264,358

Spain - 0.19%
Banco Bilbao Vizcaya Argentaria SA
2.75% due 06/07/2010		1,100,000	1,460,326

United Kingdom - 7.90%
Government of United Kingdom
4.25% due 06/07/2032	GBP	9,800,000	14,543,137
4.50% due 03/07/2019		10,100,000	16,123,782
4.75% due 03/07/2020		1,700,000	2,750,614
5.8553% due 09/07/2015		16,300,000	26,274,841
6.00% due 12/07/2028		335,000	614,567
8.00% due 06/07/2021		200,000	419,378
8.75% due 08/25/2017		100,000	205,912

			60,932,231

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $252,964,465)			$254,671,014

CORPORATE BONDS - 46.96%

Australia - 0.38%
Commonwealth Bank of Australia, Series TCD
4.50% due 02/20/2014	AUD	4,000,000	2,758,745
National Australia Bank
5.75% due 12/19/2013		240,000	172,034

			2,930,779

Canada - 1.20%
Alcan, Inc.
6.45% due 03/15/2011		$1,100,000	1,066,959
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011		1,100,000	1,117,055
Honda Canada Finance, Inc., Series E, MTN
0.8271% due 03/26/2012 (b)	CAD	10,200,000	7,077,973

			9,261,987

Cayman Islands - 1.52%
Foundation Re II, Ltd.
7.9875% due 11/26/2010 (b)(g)		$600,000	569,340
Green Valley, Ltd.
6.329% due 01/10/2011 (b)(g)	EUR	1,200,000	1,512,531

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cayman Islands (continued)
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$2,900,000	$1,943,000
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		1,800,000	1,402,560
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,900,000	1,931,094
Residential Reinsurance 2007 Ltd., Series CL5
9.0112% due 06/07/2010 (b)(g)		$2,900,000	2,792,990
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)		2,600,000	1,590,862

			11,742,377

Denmark - 0.01%
Nykredit
6.00% due 10/01/2029	DKK	224,011	41,095

France - 1.24%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013	EUR	2,700,000	3,756,286
Caisse Nationale des Caisses d'Epargne et de
Prevoyance, EMTN
6.117% due 10/29/2049 (b)		2,400,000	829,046
Credit Agricole SA
6.637% due 12/31/2049 (b)(g)		$2,900,000	871,073
France Telecom SA
7.5 due 03/14/2011	GBP	405,000	625,616
Vivendi
5.75% due 04/04/2013 (g)		$3,700,000	3,458,098

			9,540,119

Germany - 1.14%
Deutsche Bank AG
4.875% due 05/20/2013		3,500,000	3,433,010
5.375% due 10/12/2012		3,100,000	3,144,293
KFW International Finance, Inc.
1.75% due 03/23/2010	JPY	185,000,000	1,888,353
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011	EUR	250,000	354,139

			8,819,795

Ireland - 0.17%
GE Capital UK Funding, EMTN
6.00% due 04/11/2013	GBP	1,000,000	1,327,849

Japan - 0.52%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)	EUR	900,000	1,041,713
Mizuho Trust & Banking Company
3.0025% due 04/27/2009	JPY	100,000,000	1,011,236
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		$2,700,000	1,377,000
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)	EUR	250,000	297,274
5.625% due 07/29/2049 (b)(g)		$500,000	316,733

			4,043,956

Jersey Channel Islands - 0.09%
HBOS Capital Funding LP
9.54% due 03/12/2049 (b)	GBP	1,700,000	658,596

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Luxembourg - 0.37%
Gaz Capital SA
7.343% due 04/11/2013 (g)		$2,100,000	$1,840,125
8.146% due 04/11/2018 (g)		1,100,000	902,000
Gazstream SA for Gazprom OAO, Series REGS
5.625% due 07/22/2013		148,166	135,635

			2,877,760

Netherlands - 0.17%
Deutsche Telekom International Finance BV
8.75% due 06/15/2030		800,000	854,646
8.125% due 05/29/2012	EUR	180,000	266,877
RWE Finance BV, EMTN
6.125% due 10/26/2012		125,000	180,362

			1,301,885

New Zealand - 0.45%
ANZ National International, Ltd.
6.20% due 07/19/2013 (g)		$3,600,000	3,471,361

Norway - 0.48%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	2,700,000	3,709,784

South Korea - 0.28%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,800,000	2,165,318

Spain - 0.38%
Bankinter SA, Series D, MTN
5.00% due 05/14/2010		1,500,000	2,036,166
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$1,600,000	880,000

			2,916,166

Sweden - 0.08%
Spintab AB, Series 168
6.00% due 04/20/2009	SEK	5,000,000	609,691

Switzerland - 1.83%
Credit Suisse New York, MTN
5.00% due 05/15/2013		$11,800,000	11,402,116
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		3,100,000	2,666,282

			14,068,398

United Kingdom - 4.08%
Anglian Water Services Finance PLC, EMTN
4.625% due 10/07/2013	EUR	250,000	325,809
AWG PLC
5.375% due 07/02/2009		400,000	532,381
Bank of Scotland PLC, EMTN
5.625% due 05/23/2013		7,100,000	9,273,801
Barclays Bank PLC
6.05% due 12/04/2017 (g)		$3,000,000	2,359,224
7.70% due 12/31/2049 (b)(g)		2,300,000	1,010,551
Barclays Bank PLC, EMTN
8.25% due 02/28/2049 (b)	GBP	1,600,000	1,147,880
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (g)		$4,200,000	3,654,706
HBOS PLC
6.75% due 05/21/2018 (g)		3,100,000	2,391,340
HSBC Holdings PLC
6.50% due 05/02/2036		1,600,000	1,320,616

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United Kingdom (continued)
Lloyds Banking Group PLC
5.92% due 09/29/2049 (g)		$2,800,000	$504,000
Lloyds TSB Bank PLC
2.075% due 04/02/2012 (b)(g)		3,300,000	3,290,654
5.625% due 07/15/2049 (b)	EUR	1,020,000	772,448
National Grid PLC, EMTN
4.98% due 06/22/2011	CAD	2,000,000	1,565,863
NGG Finance PLC
6.125% due 08/23/2011	EUR	250,000	343,411
Pearson Dollar Finance Two PLC
5.50% due 05/06/2013 (g)		$3,000,000	2,834,124
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	139,503

			31,466,311

United States - 32.57%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		$500,000	489,139
Alcoa, Inc.
6.00% due 01/15/2012		2,575,000	2,244,489
Allstate Life Global Funding II, MTN
1.9006% due 05/21/2010 (b)		3,000,000	2,858,382
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,700,000	2,611,637
Altria Group, Inc.
9.25% due 08/06/2019		4,000,000	4,276,776
American Express Bank FSB
5.50% due 04/16/2013		5,700,000	4,916,204
American Express Bank FSB, BKNT
0.7144% due 06/12/2012 (b)		1,400,000	1,067,794
American Express Company
7.00% due 03/19/2018		6,900,000	6,086,780
American Express Credit Corp., MTN
1.92% due 05/27/2010 (b)		1,400,000	1,321,583
5.875% due 05/02/2013		2,000,000	1,755,956
American General Finance Corp.
6.90% due 12/15/2017		3,000,000	1,051,461
American International Group, Inc.
8.00% due 05/22/2038 (b)(g)	EUR	6,700,000	712,130
8.175% due 05/15/2058 (b)(g)		$5,100,000	434,525
8.25% due 08/15/2018 (g)		600,000	256,738
American International Group, Inc., MTN
5.85% due 01/16/2018		3,300,000	1,291,963
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,700,000	135,517
Amgen, Inc.
6.15% due 06/01/2018		$6,000,000	6,334,638
Autozone, Inc.
5.875% due 10/15/2012		800,000	794,206
Bank of America Corp.
8.125% due 12/29/2049 (b)		2,600,000	1,066,234
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	4,600,000	3,252,383
Bank of America NA, Series BKN1
1.8219% due 05/12/2010 (b)		$600,000	559,366
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		5,000,000	5,091,835
7.25% due 02/01/2018		6,800,000	7,022,455

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
BellSouth Corp.
5.20% due 09/15/2014		$1,000,000	$1,005,716
Boston Scientific Corp.
6.00% due 06/15/2011		800,000	776,000
6.40% due 06/15/2016		1,600,000	1,488,000
CIT Group, Inc., MTN
1.3575% due 08/17/2009 (b)		3,000,000	2,680,578
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		5,400,000	2,600,078
Citigroup Funding, Inc., MTN
2.2912% due 05/07/2010 (b)		5,600,000	5,026,638
Citigroup, Inc.
1.2619% due 12/28/2009 (b)		2,600,000	2,400,505
5.50% due 04/11/2013		5,400,000	4,744,289
6.00% due 08/15/2017		2,900,000	2,502,799
6.125% due 05/15/2018		10,200,000	8,803,997
CNA Financial Corp.
5.85% due 12/15/2014		4,000,000	2,900,792
6.00% due 08/15/2011		1,600,000	1,395,637
Computer Sciences Corp.
6.50% due 03/15/2018 (g)		3,000,000	2,844,138
ConocoPhillips Australia Funding Company
1.4975% due 04/09/2009 (b)		3,192,000	3,191,994
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/2018		1,700,000	1,684,091
Consumers Energy Company
5.00% due 02/15/2012		700,000	696,676
CVS Caremark Corp.
5.75% due 08/15/2011		300,000	314,651
DaimlerChrysler NA Holding Corp.
4.875% due 06/15/2010		300,000	291,373
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		400,000	378,022
Darden Restaurants, Inc.
6.20% due 10/15/2017		3,000,000	2,516,334
Exelon Corp.
4.90% due 06/15/2015		1,000,000	849,077
Financing Corp Fico, Series 13P
zero coupon due 12/27/2018		11,300,000	7,923,752
GATX Financial Corp.
5.50% due 02/15/2012		3,000,000	2,804,979
General Electric Capital Corp.
4.625% due 09/15/2066 (b)(g)	EUR	100,000	50,487
6.375% due 11/15/2067 (b)		$3,200,000	1,553,862
6.625% due 02/04/2010	NZD	250,000	140,165
6.75% due 03/15/2032		$2,000,000	1,621,796
General Electric Capital Corp., MTN
2.1506% due 05/22/2013 (b)		3,100,000	2,485,456
General Electric Capital Corp., Series G, MTN
6.15% due 08/07/2037		1,800,000	1,331,134
GMAC LLC
2.4875% due 05/15/2009 (b)		1,300,000	1,235,000
4.75% due 09/14/2009	EUR	200,000	225,862
Goldman Sachs Group, Inc.
1.6769% due 03/22/2016 (b)		$1,100,000	748,514
5.95% due 01/18/2018		800,000	726,271
6.15% due 04/01/2018		1,800,000	1,644,152
6.25% due 09/01/2017		9,900,000	9,174,112

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	1,300,000	$1,586,814
6.375% due 05/02/2018		1,000,000	1,127,406
Harris Corp.
5.95% due 12/01/2017		$500,000	438,466
Health Care Property, Inc.
5.95% due 09/15/2011		300,000	257,070
International Lease Finance Corp.
5.35% due 03/01/2012		1,100,000	617,316
Johnson Controls, Inc.
5.25% due 01/15/2011		900,000	871,946
JPMorgan & Company, Inc., Series A, MTN
0.00% due 02/15/2012 (b)		360,000	307,843
JPMorgan Chase & Company
6.00% due 01/15/2018		5,200,000	5,252,432
JPMorgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	1,000,000	555,370
JPMorgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	1,900,000	1,594,457
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		$1,300,000	834,625
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		1,800,000	1,138,136
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		4,000,000	3,422,820
Kraft Foods, Inc.
6.25% due 06/01/2012		1,200,000	1,266,163
Lehman Brothers Holdings, Inc., MTN
5.46% due 11/16/2009 ^ (b)		4,100,000	492,000
5.625% due 01/24/2013 ^		4,500,000	540,000
6.875% due 05/02/2018 ^		2,100,000	252,000
Loews Corp.
5.25% due 03/15/2016		400,000	364,804
Longpoint Re, Ltd.
6.57% due 05/08/2010 (b)(g)		1,600,000	1,554,240
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010		900,000	877,510
5.75% due 09/15/2015		5,000,000	4,458,035
Masco Corp.
5.875% due 07/15/2012		300,000	236,250
Merrill Lynch & Company, Inc., MTN
1.3275% due 08/14/2009 (b)		400,000	391,386
3.4719% due 05/12/2010 (b)		5,900,000	5,555,293
6.875% due 04/25/2018		6,200,000	4,848,977
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)		5,400,000	4,931,771
Metropolitan Life Global Funding I, MTN
1.2775% due 05/17/2010 (b)(g)		2,900,000	2,737,789
Morgan Stanley
1.5744% due 10/15/2015 (b)		2,100,000	1,492,008
6.25% due 08/28/2017		500,000	464,092
Morgan Stanley, MTN
3.3375% due 05/14/2010 (b)		4,700,000	4,578,204
6.00% due 04/28/2015		9,300,000	8,780,297
6.625% due 04/01/2018		3,900,000	3,718,677
Morgan Stanley, Series F, MTN
1.2913% due 05/07/2009 (b)		2,681,000	2,676,930
Nabors Industries, Inc.
6.15% due 02/15/2018		3,000,000	2,347,119

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Nisource Finance Corp.
5.40% due 07/15/2014		$400,000	$320,165
Nordstrom, Inc.
6.25% due 01/15/2018		3,000,000	2,353,368
Pricoa Global Funding I
1.3563% due 06/26/2012 (b)(g)		3,700,000	2,742,636
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,200,000	2,021,109
ProLogis
5.625% due 11/15/2015		2,000,000	1,019,416
Reynolds American, Inc.
2.02% due 06/15/2011 (b)		800,000	720,238
Ryder System, Inc., MTN
5.85% due 11/01/2016		1,100,000	847,839
Sara Lee Corp.
6.25% due 09/15/2011		800,000	834,184
Sealed Air Corp.
5.625% due 07/15/2013 (g)		4,200,000	3,613,504
Simon Property Group LP
6.125% due 05/30/2018		3,000,000	2,358,246
Spectra Energy Capital LLC
6.20% due 04/15/2018		5,000,000	4,615,030
Sprint Capital Corp.
6.375% due 05/01/2009		50,000	50,000
8.75% due 03/15/2032		300,000	201,000
Sprint Nextel Corp.
6.00% due 12/01/2016		1,400,000	1,001,000
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		3,000,000	1,980,000
State Street Capital Trust IV
2.32% due 06/15/2037 (b)		2,300,000	902,430
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		400,000	345,242
The Cleveland Electric Illuminating Company
5.70% due 04/01/2017		3,000,000	2,665,419
Time Warner, Inc.
1.461% due 11/13/2009 (b)		1,700,000	1,668,254
Valero Energy Corp.
6.125% due 06/15/2017		3,000,000	2,579,703
Verizon Communications, Inc.
6.10% due 04/15/2018		3,400,000	3,368,329
6.40% due 02/15/2038		4,300,000	3,898,178
Viacom, Inc.
5.75% due 04/30/2011		1,200,000	1,168,991
Wal-Mart Stores, Inc.
5.25% due 09/28/2035	GBP	250,000	332,203
Wells Fargo & Company
4.375% due 01/31/2013		$2,700,000	2,516,538

			251,080,386

TOTAL CORPORATE BONDS (Cost $458,724,917)			$362,033,613

MUNICIPAL BONDS - 2.33%

California - 1.49%
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047		200,000	100,146
5.75% due 06/01/2047		6,505,000	3,638,181

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

California (continued)
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027		$200,000	$196,012
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036		45,000	44,339
State of California
5.00% due 06/01/2032		2,200,000	1,936,352
5.00% due 11/01/2037		3,800,000	3,269,520
6.00% due 04/01/2038		2,300,000	2,290,593

			11,475,143

Illinois - 0.49%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040		3,600,000	3,590,748
Chicago Illinois, Series A
8.565% due 01/01/2030 (b)		230,000	204,380

			3,795,128

Iowa - 0.05%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023		535,000	375,837

New York - 0.11%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
9.009% due 12/15/2013 (b)		300,000	221,826
New York City Transitional Financial Authority
5.00% due 02/01/2028		285,000	285,830
Tobacco Settlement Financing Corp., Asset
Backed Series A-1-Callable
5.25% due 06/01/2013		310,000	310,412

			818,068

Ohio - 0.19%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		2,700,000	1,435,860
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		800,000	28,536

TOTAL MUNICIPAL BONDS (Cost $22,602,140)			$17,928,572

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.24%

Australia - 1.09%
Puma Finance, Ltd., Series 2004-P10, Class BA
3.51% due 07/12/2036 (b)	AUD	871,782	573,450
Puma Finance, Ltd., Series 2005-P11, Class BA
3.2717% due 08/22/2037 (b)		4,593,270	2,967,994
Swan, Series 2006-1E, Class A2
3.2867% due 05/12/2037 (b)		2,850,051	1,832,483
Torrens Trust, Series 2007-1, Class A
3.5867% due 09/19/2014 (b)(e)		4,578,114	3,074,210

			8,448,137

Cayman Islands - 0.00%
SHL Corp Ltd., Series 1999-1A, Class A2
1.3131% due 12/25/2024 (b)(e)(g)	JPY	95,280	959

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Ireland - 0.31%
Immeo Residential Finance PLC, Series 2007-2,
Class A
1.81% due 12/15/2016 (b)	EUR	2,090,908	$1,932,721
Lusitano Motgages PLC, Series 1, Class A
1.93% due 12/15/2035 (b)		413,469	441,788

			2,374,509

Italy - 0.54%
IntesaBci Sec 2 SRL, Series 2003-1, Class A2
2.115% due 08/28/2023 (b)		374,333	475,067
Siena Mortgages, Series 2003-4, Class A2
1.88% due 12/16/2038 (b)		2,394,621	3,017,968
Vela Home Srl, Series 2003-1, Class A1
2.534% due 10/24/2027 (b)		489,742	638,186

			4,131,221

Netherlands - 0.32%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)		500,000	638,316
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.753% due 04/18/2009 (b)		108,901	144,686
Delphinus BV, Series 2001-II, Class A1
2.138% due 11/28/2031 (b)		216,815	270,767
Delphinus BV, Series 2002-I, Class A1
2.504% due 04/25/2092 (b)		115,788	153,553
Dutch MBS BV, Series X, Class B
3.208% due 10/02/2079 (b)		687,223	888,272
Dutch MBS BV, Series XI, Class A1
2.341% due 11/02/2034 (b)		44,158	58,163
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
2.15% due 11/20/2035 (b)		200,875	240,364
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
2.78% due 04/18/2012 (b)		59,306	78,499

			2,472,620

Spain - 0.09%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
2.364% due 10/25/2037 (b)		786,760	696,188

United Kingdom - 0.29%
Bauhaus Securities, Ltd., Series 1, Class A2
2.435% due 10/30/2052 (b)		235,052	296,676
Permanent Financing PLC,
Series 2004-4, Class 5A2
2.08% due 06/10/2042 (b)	GBP	1,500,000	1,952,983

			2,249,659

United States - 10.60%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1421% due 09/25/2035 (b)		$275,992	148,954
American Home Mortgage Assets, Series 2006-5,
Class A1
2.553% due 11/25/2046 (b)		1,466,366	435,263
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		178,734	124,426

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Banc of America Funding Corp., Series 2005-E,
Class 1A1
0.835% due 05/20/2035 (b)	$631,899	$259,426
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.106% due 01/20/2047 (b)	391,112	184,027
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034	442,628	396,286
BCAP LLC Trust, Series 2006-AA2, Class A1
0.6919% due 01/25/2037 (b)	4,108,502	1,567,470
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A1
3.9507% due 08/25/2033 (b)	367,298	301,375
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6462% due 10/25/2033 (b)	398,673	345,820
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
5.3947% due 02/25/2034 (b)	49,853	33,613
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.5108% due 05/25/2034 (b)	669,061	527,225
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6299% due 05/25/2034 (b)	275,433	273,937
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7928% due 11/25/2034 (b)	277,278	202,687
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 23A1
5.7325% due 02/25/2036 (b)	1,523,691	792,443
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.94% due 03/25/2035 (b)	4,126,681	2,799,976
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
2.4719% due 03/25/2035 (b)	2,049,970	1,414,427
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
2.42% due 08/25/2035 (b)	2,889,266	2,018,221
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4908% due 09/25/2036 (b)	1,939,525	956,078
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5434% due 11/25/2035 (b)	1,695,260	648,823
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.7862% due 02/25/2036 (b)	3,104,407	1,358,755
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6531% due 01/26/2036 (b)	3,344,691	2,115,586
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A3B
5.7001% due 02/10/2017 (b)	1,400,000	855,161
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.05% due 08/25/2035 (b)	1,214,497	787,182
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,441,560	920,172

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	$5,600,000	$3,725,973
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	459,497	267,416
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A2
3.8625% due 11/25/2035 (b)	205,536	91,473
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A3
3.3225% due 11/25/2035 (b)	246,475	107,208
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.745% due 07/20/2046 (b)	1,010,839	363,443
Countrywide Alternative Loan Trust, Series
2007-11T1, Class A12
0.8719% due 05/25/2037 (b)	706,812	255,576
Countrywide Alternative Loan Trust, Series
2007-16CB, Class 5A1
6.25% due 08/25/2037	340,653	169,475
Countrywide Alternative Loan Trust, Series
2007-7T2, Class A9
6.00% due 04/25/2037	650,389	375,780
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
0.7019% due 05/25/2047 (b)	3,213,285	1,041,306
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.7402% due 08/25/2034 (b)	160,007	87,424
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7853% due 11/25/2034 (b)	530,139	322,742
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.8118% due 04/20/2035 (b)	252,452	185,023
Countrywide Home Loans,
Series 2004-25, Class 1A1
0.8518% due 02/25/2035 (b)	78,492	34,490
Countrywide Home Loans,
Series 2004-25, Class 2A1
0.8619% due 02/25/2035 (b)	117,636	54,367
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
0.8418% due 03/25/2035 (b)	180,123	75,286
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
4.8997% due 07/25/2033 (b)	49,474	41,027
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.7504% due 08/25/2033 (b)	833,126	689,202
CS First Boston Mortgage Securities Corp.,
Series 2002-AR13, Class 3A
5.6743% due 05/25/2032 (b)	9,122	8,206
CS First Boston Mortgage Securities Corp.,
Series 2003-8, Class 5A1
6.50% due 04/25/2033	48,740	41,016

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Downey Savings & Loan Association Mortgage
Loan Trust, Series 2006-AR2, Class 2AB3
0.8662% due 03/19/2017 (b)	$2,600,000	$228,311
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
0.9063% due 12/15/2030 (b)	304,939	303,753
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031	2,500,000	2,554,842
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023	3,909,577	4,014,882
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020	4,752,062	4,948,547
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
3.0217% due 10/25/2044 (b)	2,716,154	2,643,002
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.775% due 12/20/2027 (b)	30,408	17,745
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.4031% due 07/25/2033 (b)	133,921	103,771
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.7416% due 12/25/2033 (b)	312,109	234,754
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3555% due 08/25/2035 (b)	269,793	191,140
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.9063% due 11/15/2031 (b)	115,396	92,103
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.6734% due 06/25/2034 (b)	50,508	29,154
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	265,846	252,648
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.6019% due 10/25/2046 (b)	2,669,236	2,135,358
Greenpoint Mortgage Funding Trust, Series
2006-OH1, Class A1
0.7018% due 01/25/2037 (b)	493,610	178,352
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
5.4628% due 10/25/2033 (b)	45,404	30,946
GS Mortgage Securities Corp., Series 2003-1,
Class A2
1.2219% due 01/25/2032 (b)	93,173	69,703
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5128% due 03/25/2033 (b)	327,532	274,888
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
4.9573% due 05/19/2033 (b)	562,074	435,534

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1428% due 07/19/2035 (b)	$103,956	$56,621
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
0.7462% due 01/19/2038	878,361	310,977
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0481% due 12/25/2034 (b)	155,807	107,629
JPMorgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	1,108,707	890,842
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,700,000	1,167,792
JPMorgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3753% due 11/25/2033 (b)	398,519	336,981
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0184% due 02/25/2035 (b)	819,917	650,137
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.7677% due 07/25/2035 (b)	4,155,160	3,143,146
Mastr Adjustable Rate Mortgages Trust, Series
2007-HF1, Class A1
0.7138% due 05/25/2037 (b)	794,527	330,340
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
0.9962% due 12/15/2030 (b)	124,340	100,104
Merrill Lynch Alternative Note Asset, Series
2007-AF1, Class AV1
5.6072% due 06/25/2037 (b)	1,774,920	720,291
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
1.3162% due 03/15/2025 (b)	50,000	28,300
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
5.3656% due 02/25/2033 (b)	247,827	215,449
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
3.0013% due 10/25/2035 (b)	2,178,363	1,454,309
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
0.7237% due 11/25/2035 (b)	1,816,212	1,089,812
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.7319% due 02/25/2036 (b)	6,074,364	3,355,913
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
0.7237% due 08/25/2036 (b)	293,516	129,917
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	1,400,000	878,811
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
5.9572% due 08/12/2049 (b)	3,200,000	2,104,115

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	$2,400,000	$1,580,136
Puma Finance, Ltd., Series 2006-G5, Class A1
1.3206% due 02/21/2038 (b)(e)	1,149,666	957,820
Residential Accredit Loans, Inc., Series 2006-QA2,
Class 2A1
5.7143% due 02/25/2036 (b)	1,287,857	615,300
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
0.6538% due 06/25/2046 (b)	4,178,972	1,596,334
Residential Accredit Loans, Inc., Series 2007-QH4,
Class A2
0.7038% due 05/25/2037 (b)	1,396,893	281,481
Residential Accredit Loans, Inc., Series 2007-QO2,
Class A1
0.6718% due 02/25/2047 (b)	1,040,515	383,493
Residential Asset Securitization Trust, Series
2005-A15, Class 5A1
5.75% due 02/25/2036	714,661	485,552
Residential Asset Securitization Trust, Series
2006-R1, Class A2
0.8737% due 01/25/2046 (b)	1,051,062	475,513
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.2005% due 09/25/2035 (b)	266,568	172,001
Sequoia Mortgage Trust, Series 5, Class A
0.9063% due 10/19/2026 (b)	77,020	61,629
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
0.895% due 07/20/2033 (b)	282,703	214,356
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.9306% due 02/25/2034 (b)	276,566	193,910
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.1895% due 09/25/2034 (b)	1,276,464	948,589
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
5.0033% due 04/25/2034 (b)	621,939	431,997
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 1A1
0.7318% due 05/25/2046 (b)	1,003,588	364,462
Thornburg Mortgage Securities Trust, Series
2003-5, Class 1A
4.9835% due 10/25/2043 (b)	1,730,138	1,407,354
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A6
4.5571% due 09/25/2033 (b)	1,000,000	853,966
WaMu Mortgage Pass Through Certificates, Series
2006-AR19, Class 1A
2.5625% due 01/25/2047 (b)	1,019,499	316,833
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.833% due 11/25/2042 (b)	689,500	417,968
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
3.705% due 02/27/2034 (b)	144,542	115,271

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.4994% due 06/25/2033 (b)		$203,003	$159,602
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
0.7818% due 11/25/2045 (b)		378,104	153,500
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
0.8319% due 01/25/2045 (b)		106,506	42,591
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.7519% due 04/25/2045 (b)		209,984	85,478
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
1.0618% due 12/25/2027 (b)		335,870	236,716
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
2.7625% due 07/25/2046 (b)		688,879	217,537
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR11, Class 1A1
4.6162% due 06/25/2035 (b)		7,204,058	5,705,448

			81,689,522

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $144,216,374)			$102,062,815

ASSET BACKED SECURITIES - 4.00%

Ireland - 0.42%
Cars Alliance Funding PLC, Series 2007-1, Class A
2.917% due 10/08/2023 (b)	EUR	1,400,000	1,640,834
SC Germany Auto, Series 2007-1, Class A
1.431% due 08/11/2015 (b)		1,273,946	1,616,302

			3,257,136

Netherlands - 0.09%
Globaldrive BV, Series 2007-1, Class B
1.494% due 06/20/2015 (b)		650,000	718,248

United States - 3.49%
Access Group, Inc., Series 2008-1, Class A
2.4594% due 10/27/2025 (b)		$2,369,694	2,188,763
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.8118% due 07/25/2032 (b)		6,344	2,381
Amresco Residential Securities,
Series 1999-1, Class A
1.4618% due 06/25/2029 (b)		27,650	14,755
Chase Issuance Trust, Series 2007-A1, Class A1
0.5763% due 03/15/2013 (b)		5,600,000	5,310,676
Citibank Omni Master Trust, Series 2007-A9X,
Class A9
1.6231% due 12/23/2013 (b)		500,000	453,681
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
1.4562% due 01/15/2011 (b)		4,640,586	4,597,158
Ford Credit Auto Owner Trust, Series 2008-C,
Class A3
1.9763% due 06/15/2012 (b)		4,400,000	4,110,326

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Franklin Auto Trust, Series 2008-A, Class A2
1.545% due 10/20/2011 (b)		$2,163,150	$2,114,809
Home Equity Asset Trust, Series 2002-1, Class A4
1.1218% due 11/25/2032 (b)		1,283	485
Nelnet Student Loan Trust, Series 2008-4, Class A1
1.6894% due 04/27/2015 (b)		2,591,665	2,572,139
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
1.0818% due 06/25/2032 (b)		20,226	14,133
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
1.0218% due 07/25/2032 (b)		52,047	23,600
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.5718% due 12/25/2036 (b)		1,651,854	1,422,508
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
0.8462% due 07/19/2034 (b)		155,906	83,797
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		4,700,000	3,409,678
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.7518% due 10/25/2035 (b)(g)		641,512	573,144

			26,892,033

TOTAL ASSET BACKED SECURITIES
(Cost $34,316,920)			$30,867,417

SUPRANATIONAL OBLIGATIONS - 0.13%

Japan - 0.13%
Inter-American Development Bank
1.90% due 07/08/2009	JPY	100,000,000	1,013,622

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $827,585)			$1,013,622

PREFERRED STOCKS - 0.78%

United States - 0.78%
Bank of America Corp., 8.00% (i)		9,000,000	3,604,410
DG Funding Trust, 3.47% (g)(i)		236	2,357,787
SLM Corp., 2.14% (i)		9,800	78,400

			6,040,597

TOTAL PREFERRED STOCKS (Cost $11,695,850)			$6,040,597

TERM LOANS - 1.00%

Australia - 0.15%
Seven Media Group, Term T1
8.8633% due 02/07/2013 (b)	AUD	3,427,927	1,156,050

United States - 0.85%
Chrysler Financial
4.56% due 08/03/2012 (b)		$5,472,541	2,869,664
Ford Motor Company, Term B
3.56% due 11/29/2013 (b)		977,500	465,670
NRG Energy, Inc.
1.3588% due 02/01/2013 (b)		1,129,034	1,011,897

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

United States (continued)
NRG Energy, Inc., Tranche B
2.9588% due 02/01/2013 (b)	$2,490,849	$2,232,423

		6,579,654

TOTAL TERM LOANS (Cost $12,324,467)		$7,735,704

OPTIONS - 0.33%

Germany - 0.00%
EUREX American Put on Euro-Bobl Futures
Expiration 05/22/2009 at $104.00 *	6,700,000	445
Expiration 05/22/2009 at $104.25 *	40,700,000	2,704
Expiration 05/22/2009 at $104.50 *	20,100,000	1,335
EUREX American Put on Euro-Bund Futures
Expiration 05/22/2009 at $106.00 *	16,800,000	2,232
Expiration 04/23/2009 at $106.00 *	9,100,000	1,209

		7,925

United States - 0.33%
Chicago Board of Trade American Purchase Put on
U.S. Treasury Bond 30 yrs. Futures
Expiration 05/22/2009 at $80.00 *	360,000	5,625
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 05/22/2009 at $85.00 *	625,000	9,766
Over The Counter European Purchase Put on
Federal National Mortgage Association TBA,
5.50%
Expiration 04/06/2009 at $81.00 *	25,000,000	0
Over The Counter European Purchase Put on
Federal National Mortgage Association TBA,
6.00%
Expiration 04/09/2009 at $89.625 *	6,000,000	0
Over The Counter European Purchase Put on FG
TBA, 5.50%
Expiration 04/06/2009 at $81.00 *	39,000,000	0
Expiration 06/04/2009 at $88.00 *	17,000,000	0
Over The Counter European Purchase Put on
Government National Mortgage Association
TBA, 6.00%
Expiration 04/13/2009 at $89.625 *	16,000,000	0
Expiration 05/12/2009 at $92.00 *	45,000,000	1
Over The Counter European Purchase Put on
Government National Mortgage Association
TBA, 6.50%
Expiration 05/12/2009 at $95.00 *	22,000,000	0
Over The Counter European Purchase Put on
Treasury Note, 3.50%
Expiration 06/12/2009 at $52.00 *	5,000,000	1
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 07/06/2009 at $4.25 *	46,500,000	2,513,121

		2,528,514

TOTAL OPTIONS (Cost $591,325)		$2,536,439

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.88%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 03/31/2009 at 0.19% to be
repurchased at $12,100,064 on
04/01/2009, collateralized by
$11,300,000 Federal National
Mortgage Association, 7.125% due
06/15/2010 (valued at $12,353,951
including interest)	$12,100,000	$12,100,000
Repurchase Agreement with State Street
Corp. dated 03/31/2009 at 0.10% to be
repurchased at $2,410,007 on 04/01/2009,
collateralized by $865,000 Federal National
Mortgage Association, 7.25% due
01/15/2010 (valued at $921,225 including
interest) and $1,165,000 Federal National
Mortgage Association, 6.625% due
11/15/2030 (valued at $1,545,081 including
interest)	2,410,000	2,410,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,510,000)		$14,510,000

SHORT TERM INVESTMENTS - 1.59%
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009	$2,700,000	$1,912,994
U.S. Treasury Bills
zero coupon due 04/09/2009 to
06/11/2009 ***	10,360,000	10,357,763

TOTAL SHORT TERM INVESTMENTS
(Cost $13,002,814)	$	$12,270,757

Total Investments (Global Bond Trust)
(Cost $1,152,742,405) - 130.19%		$1,003,678,008
Liabilities in Excess of Other Assets - (30.19)%		(232,755,476)

TOTAL NET ASSETS - 100.00%		$770,922,532

Global Real Estate Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 80.45%

Australia - 6.49%
Westfield Group	1,564,632	$10,845,983

Austria - 0.15%
Conwert Immobilien Invest AG *	40,000	251,591

Canada - 0.85%
Allied Properties Real Estate Investment Trust	44,100	449,464
Extendicare Real Estate Investment Trust	102,450	347,784
RioCan Real Estate Investment Trust	61,850	615,655

		1,412,903
Finland - 0.40%
Technopolis Oyj (a)	211,889	660,678

France - 4.32%
Fonciere Des Regions (a)	12,500	586,903
Klepierre SA	55,000	966,266

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Unibail-Rodamco, REIT	40,000	$5,660,273

		7,213,442
Guernsey - 0.25%
Camper & Nicholsons Marina Investments, Ltd. *	1,340,000	422,994

Hong Kong - 18.19%
China Overseas Land & Investment, Ltd.	2,961,492	4,656,766
China Resources Land, Ltd.	2,051,000	3,217,694
Hang Lung Properties, Ltd.	1,063,408	2,515,471
Henderson Land Development Company, Ltd.	529,000	2,024,008
Kerry Properties, Ltd.	295,233	713,854
Link, REIT	1,720,000	3,414,732
New World China Land, Ltd.	2,667,200	910,926
New World Development Company, Ltd.	1,368,038	1,365,615
Sino Land Company, Ltd.	466,000	467,485
Sun Hung Kai Properties, Ltd.	1,237,185	11,125,225

		30,411,776
Japan - 15.21%
Aeon Mall Company, Ltd.	98,000	1,260,554
Japan Real Estate Investment Corp., REIT	397	3,049,831
Japan Retail Fund Investment Corp., REIT	257	984,424
Mitsubishi Estate Company, Ltd.	688,000	7,804,889
Mitsui Fudosan Company, Ltd.	583,000	6,395,423
Nippon Building Fund, Inc., REIT	385	3,327,543
Sumitomo Realty &
Development Company, Ltd.	233,000	2,603,202

		25,425,866
Netherlands - 1.58%
Corio NV (a)	35,000	1,447,519
ProLogis European Properties *	273,985	490,916
Wereldhave NV * (a)	10,000	699,207

		2,637,642
Singapore - 6.60%
Ascendas India Trust *	1,039,848	358,933
Ascendas, REIT *	2,071,141	1,666,192
Capitaland, Ltd.	2,557,500	3,921,619
CapitaMall Trust *	2,945,800	2,565,899
Hong Kong Land Holdings, Ltd.	954,000	2,173,547
Suntec Real Estate Investment Trust *	848,000	351,480

		11,037,670
Sweden - 0.24%
Hufvudstaden AB (a)	30,000	154,382
Lennart Wallenstam Byggnads AB, Series B	30,000	248,136

		402,518
United Kingdom - 7.94%
Big Yellow Group PLC	150,000	408,287
British Land Company PLC (a)	350,000	1,808,460
Capital & Regional PLC	600,000	146,567
Derwent Valley Holdings PLC (a)	100,000	952,243
Great Portland Estates PLC (a)	125,000	436,367
Hammerson PLC (a)	463,000	1,689,268
Hansteen Holdings PLC	605,637	498,862
Helical Bar PLC	150,000	617,671
Land Securities Group PLC (a)	401,500	2,515,852

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Liberty International PLC (a)	50,000	$278,893
London & Stamford Property, Ltd.	300,000	482,202
Minerva PLC *	100,000	9,698
North Real Estate Opportunities Fund, Ltd. *	600,000	139,503
Safestore Holdings, Ltd.	780,000	600,250
Segro PLC, REIT (a)	200,000	65,189
South African Property Opportunities PLC *	1,400,000	1,353,183
Terrace Hill Group PLC	2,500,000	679,663
Unite Group PLC	600,000	587,562

		13,269,720
United States - 18.23%
AMB Property Corp., REIT	20,650	297,360
American Campus Communities, Inc., REIT	38,304	664,957
Avalon Bay Communities, Inc., REIT	44,854	2,110,829
BioMed Realty Trust, Inc., REIT	57,250	387,582
Boston Properties, Inc., REIT	65,750	2,303,222
Camden Property Trust, REIT	33,000	712,140
Digital Realty Trust, Inc., REIT (a)	46,620	1,546,852
DuPont Fabros Technology, Inc., REIT	14,700	101,136
Equity Lifestyle Properties, Inc., REIT	40	1,524
Equity Residential, REIT	98,300	1,803,805
Extra Space Storage, Inc., REIT	54,200	298,642
Federal Realty Investment Trust, REIT (a)	39,500	1,817,000
HCP, Inc., REIT	32,950	588,158
Health Care, Inc., REIT	7,300	223,307
Hospitality Properties Trust, REIT	12,400	148,800
Host Hotels & Resorts, Inc., REIT	128,930	505,406
Kilroy Realty Corp., REIT (a)	23,350	401,387
Liberty Property Trust, REIT	28,000	530,320
LTC Properties, Inc., REIT	9,880	173,295
Medical Properties Trust, Inc., REIT	62,137	226,800
Nationwide Health Properties, Inc., REIT	61,510	1,364,907
ProLogis, REIT (a)	135,450	880,425
Public Storage, REIT	35,110	1,939,828
Regency Centers Corp., REIT	74,740	1,985,842
Saul Centers, Inc., REIT	32	735
Senior Housing Properties Trust, REIT	92,405	1,295,518
Simon Property Group, Inc., REIT	94,963	3,289,518
SL Green Realty Corp., REIT (a)	46,950	507,060
Taubman Centers, Inc., REIT	21,600	368,064
Ventas, Inc., REIT	85,570	1,934,738
Vornado Realty Trust, REIT (a)	62,156	2,066,065

		30,475,222

TOTAL COMMON STOCKS (Cost $180,669,732)		$134,468,005

RIGHTS - 0.10%

United Kingdom - 0.10%
Segro PLC (Expiration Date 04/06/2009) *	2,400,000	165,295

TOTAL RIGHTS (Cost $239,138)		$165,295

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 0.61%

United Kingdom - 0.61%
Liberty International PLC, Series LII
3.95% due 09/30/2010	GBP	1,000,000	$1,027,711

TOTAL CORPORATE BONDS (Cost $1,148,340)			$1,027,711

CONVERTIBLE BONDS - 0.01%

Germany - 0.01%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	65,500	21,173

TOTAL CONVERTIBLE BONDS (Cost $87,289)			$21,173

SHORT TERM INVESTMENTS - 9.22%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)		$15,405,388	$15,405,388

TOTAL SHORT TERM INVESTMENTS
(Cost $15,405,388)			$15,405,388

REPURCHASE AGREEMENTS - 3.11%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$5,195,014 on 04/01/2009,
collateralized by $5,190,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $5,300,288,
including interest)		$5,195,000 $	5,195,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,195,000)			$5,195,000

Total Investments (Global Real Estate Trust)
(Cost $202,744,887) - 93.50%			$156,282,572
Other Assets in Excess of Liabilities - 6.50%			10,872,471

TOTAL NET ASSETS - 100.00%			$167,155,043

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Real Estate	79.25%
Building Materials & Construction	0.82%
Investment Companies	0.38%
0.00%
0.00%

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.01%

Basic Materials - 5.29%
Monsanto Company	150,900	$12,539,790
Praxair, Inc.	111,200	7,482,648

		20,022,438
Communications - 15.58%
Amazon.com, Inc. *	107,100	7,865,424

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
America Movil SAB de CV, Series L, ADR	71,100	$1,925,388
American Tower Corp., Class A *	128,900	3,922,427
Check Point Software Technologies, Ltd. *	133,000	2,953,930
Cisco Systems, Inc. *	604,150	10,131,595
DIRECTV Group, Inc. *	316,050	7,202,779
Google, Inc., Class A *	33,650	11,712,219
McAfee, Inc. *	88,700	2,971,450
QUALCOMM, Inc.	263,050	10,235,276

		58,920,488
Consumer, Cyclical - 13.48%
CVS Caremark Corp.	271,150	7,453,913
Darden Restaurants, Inc.	90,850	3,112,521
GameStop Corp., Class A *	124,250	3,481,485
Kohl's Corp. *	134,400	5,687,808
Lowe's Companies, Inc.	365,900	6,677,675
McDonald's Corp.	119,950	6,545,672
NIKE, Inc., Class B	215,600	10,109,484
Wal-Mart Stores, Inc.	152,400	7,940,040

		51,008,598
Consumer, Non-cyclical - 23.60%
Abbott Laboratories	176,700	8,428,590
Alcon, Inc.	20,050	1,822,745
Allergan, Inc.	101,300	4,838,088
Avon Products, Inc.	136,750	2,629,702
Becton, Dickinson & Company	39,700	2,669,428
Celgene Corp. *	150,350	6,675,540
Cephalon, Inc. *	41,100	2,798,910
Colgate-Palmolive Company	104,000	6,133,920
Express Scripts, Inc. *	101,250	4,674,712
Genzyme Corp. *	48,150	2,859,629
Gilead Sciences, Inc. *	215,300	9,972,696
Kroger Company	218,150	4,629,143
PepsiCo, Inc.	157,950	8,131,266
Procter & Gamble Company	147,550	6,948,130
Teva Pharmaceutical Industries, Ltd., SADR	141,100	6,356,555
Visa, Inc.	174,950	9,727,220

		89,296,274
Energy - 5.50%
CONSOL Energy, Inc.	119,950	3,027,538
Devon Energy Corp.	170,700	7,628,583
Transocean, Ltd. *	172,250	10,135,190

		20,791,311
Financial - 5.69%
Aetna, Inc.	133,350	3,244,405
BlackRock, Inc.	34,050	4,427,862
Charles Schwab Corp.	366,550	5,681,525
IntercontinentalExchange, Inc. *	27,750	2,066,543
Morgan Stanley	155,350	3,537,320
Northern Trust Corp.	43,200	2,584,224

		21,541,879
Industrial - 11.53%
ABB, Ltd., SADR	200,450	2,794,273
Amphenol Corp., Class A	127,550	3,633,900
Boeing Company	36,850	1,311,123

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Bucyrus International, Inc., Class A (a)	72,735	$1,104,117
Emerson Electric Company	71,300	2,037,754
Expeditors International of Washington, Inc.	163,200	4,616,928
FedEx Corp.	106,250	4,727,063
Foster Wheeler AG *	91,350	1,595,884
Precision Castparts Corp.	110,300	6,606,970
Raytheon Company	133,900	5,214,066
SPX Corp.	72,100	3,389,421
United Technologies Corp.	152,850	6,569,493

		43,600,992
Technology - 17.34%
Apple, Inc. *	106,650	11,211,048
Broadcom Corp., Class A *	281,950	5,633,361
Cognizant Technology Solutions Corp.,
Class A *	230,900	4,800,411
EMC Corp. *	404,000	4,605,600
Hewlett-Packard Company	255,950	8,205,757
Intel Corp.	519,650	7,820,732
Intersil Corp., Class A	92,300	1,061,450
MasterCard, Inc., Class A (a)	26,150	4,379,602
Microsoft Corp.	148,850	2,734,375
Oracle Corp. *	558,000	10,083,060
Research In Motion, Ltd. *	32,700	1,408,389
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	409,650	3,666,368

		65,610,153

TOTAL COMMON STOCKS (Cost $448,743,751)		$370,792,133

SHORT TERM INVESTMENTS - 1.07%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$4,039,900	$4,039,900

TOTAL SHORT TERM INVESTMENTS
(Cost $4,039,900)		$4,039,900

REPURCHASE AGREEMENTS - 1.53%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$5,796,016 on 04/01/2009,
collateralized by $5,645,000
Federal Home Loan Mortgage
Corp., 4.375% due 09/17/2010
(valued at $5,913,702, including
interest)	$5,796,000	$5,796,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,796,000)		$5,796,000

Total Investments (Growth Equity Trust)
(Cost $458,579,651) - 100.61%		$380,628,033
Liabilities in Excess of Other Assets - (0.61)%		(2,325,453)

TOTAL NET ASSETS - 100.00%		$378,302,580

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.23%

Basic Materials - 2.13%
Biogen Idec, Inc. * ***	22,300	$1,168,966
Monsanto Company ***	22,500	1,869,750
Symyx Technologies, Inc. *	40,800	181,560

		3,220,276
Consumer, Cyclical - 1.07%
China Nepstar Chain Drugstore Ltd., ADR	8,800	35,640
CVS Caremark Corp. ***	57,700	1,586,173

		1,621,813
Consumer, Non-cyclical - 91.49%
A&D Pharma Holding NV *	73,669	169,327
Abbott Laboratories	4,620	220,374
Acadia Pharmaceuticals, Inc. *	71,200	67,640
Acorda Therapeutics, Inc. * ***	58,961	1,168,017
Alexion Pharmaceuticals, Inc. * ***	161,720	6,090,375
Alexza Pharmaceuticals, Inc. *	37,400	82,654
Alkermes, Inc. *	135,500	1,643,615
Allergan, Inc. ***	48,100	2,297,256
Allos Therapeutics, Inc. *	27,600	170,568
AMAG Pharmaceuticals, Inc. *	7,200	264,744
AMERIGROUP Corp. * ***	52,600	1,448,604
Amgen, Inc. * ***	60,100	2,976,152
Amylin Pharmaceuticals, Inc. *	51,800	608,650
Anadys Pharmaceuticals, Inc. *	37,500	254,625
Array BioPharma, Inc. *	24,100	63,624
ArthroCare Corp. * ***	33,700	165,130
Bangkok Dusit Medical Service PCL	608,000	291,442
Basilea Pharmaceutica AG *	1,207	75,200
Baxter International, Inc. ***	102,400	5,244,928
Biocryst Pharmaceuticals, Inc. *	76,300	167,097
Biodel, Inc. *	42,500	221,425
BioMarin Pharmaceutical, Inc. * ***	160,800	1,985,880
Boston Scientific Corp. *	42,100	334,695
Bristol-Myers Squibb Company	37,200	815,424
C.R. Bard, Inc.	8,300	661,676
Cadence Pharmaceuticals, Inc. *	89,600	840,448
Cadence Pharmaceuticals, Inc. *	21,000	137,078
Cardinal Health, Inc.	11,660	367,057
Cardiome Pharma, Corp. *	18,100	53,033
Catalyst Health Solutions, Inc. *	70,900	1,405,238
Celgene Corp. * ***	58,766	2,609,210
Centene Corp. *	22,800	410,856
Cephalon, Inc. * ***	54,200	3,691,020
Charles River Laboratories International, Inc. * ***	27,900	759,159
Chugai Pharmaceutical Company, Ltd.	79,000	1,345,834
Community Health Systems, Inc. * ***	56,700	869,778
Conceptus, Inc. *	101,700	1,194,975
Cougar Biotechnology, Inc. *	51,816	1,668,475
Covance, Inc. * ***	39,100	1,393,133
Covidien, Ltd. ***	43,425	1,443,447
Cubist Pharmaceuticals, Inc. * ***	65,100	1,065,036
CV Therapeutics, Inc. *	2,300	45,724
Daiichi Sankyo Company, Ltd.	15,400	258,921
DaVita, Inc. *	18,595	817,250
deCODE genetics, Inc. *	128,800	29,753
DENTSPLY International, Inc. ***	43,450	1,166,633

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Diagnosticos da America SA *	11,200	$119,737
Dyadic International, Inc. *	42,100	13,051
Edwards Lifesciences Corp. *	18,500	1,121,655
Elan Corp. PLC, SADR *	201,200	1,335,968
EnteroMedics, Inc. *	192,400	189,262
Exelixis, Inc. *	123,400	567,640
Express Scripts, Inc. *	39,200	1,809,864
Forest Laboratories, Inc. *	500	10,980
Fresenius AG	13,596	514,710
Gen-Probe, Inc. *	12,100	551,518
Genzyme Corp. *	4,400	261,316
Gilead Sciences, Inc. * ***	225,996	10,468,135
GlaxoSmithkline Pharmaceuticals, Ltd.	12,132	260,987
Health Net, Inc. *	74,400	1,077,312
Henry Schein, Inc. * ***	80,400	3,216,804
Hikma Pharmaceuticals PLC	51,119	264,393
Human Genome Sciences, Inc. *	28,100	23,323
Idenix Pharmaceuticals, Inc. *	7,200	22,176
IDEXX Laboratories, Inc. *	9,200	318,136
Illumina, Inc. * ***	80,600	3,001,544
Immucor, Inc. *	18,723	470,883
Incyte Corp. *	250,600	586,404
Infinity Pharmaceuticals, Inc. *	45,775	376,271
Intercell AG *	10,000	307,940
Intermune, Inc. *	2,400	39,456
Intuitive Surgical, Inc. * ***	10,200	972,672
Ipsen SA	25,560	984,091
Laboratory Corp. of America Holdings * ***	13,800	807,162
Lexicon Genetics, Inc. *	18,900	20,601
Life Technologies Corp. *	19,227	624,493
McKesson Corp. ***	54,300	1,902,672
Medco Health Solutions, Inc. * ***	92,500	3,823,950
Medial Saude SA	69,200	156,313
Medicines Company * ***	182,855	1,982,148
Medtronic, Inc. ***	77,600	2,286,872
Merck & Company, Inc. ***	99,200	2,653,600
Merck KGaA *	28,813	2,545,812
Micrus Endovascular Corp. *	26,100	155,817
Millipore Corp. *	16,200	930,042
Mindray Medical International, Ltd., ADR	8,100	149,931
Molina Healthcare, Inc. *	6,100	116,022
Mylan, Inc. *	39,500	529,695
Myriad Genetics, Inc. * ***	18,600	845,742
Nanosphere, Inc. *	2,900	14,413
Neurocrine Biosciences, Inc. *	34,600	122,830
Nobel Biocare Holding AG, Series BR	26,320	449,248
Novartis AG	14,339	542,495
Novo Nordisk AS	11,720	561,926
Nuvasive, Inc. *	13,100	411,078
Onyx Pharmaceuticals, Inc. *	22,538	643,460
Optimer Pharmaceuticals, Inc. *	27,700	365,363
OSI Pharmaceuticals, Inc. *	12,188	466,313
Pharmasset, Inc. * ***	36,200	355,122
PharMerica Corp. *	65,500	1,089,920
Phonak Holding AG	1,000	60,355
Poniard Pharmaceuticals, Inc. *	93,045	199,116

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Profarma Distribuidora de Produtos
Farmaceuticos SA	95,600	$191,633
Qiagen NV *	7,000	111,720
Regeneron Pharmaceuticals, Inc. *	34,900	483,714
Rigel Pharmaceuticals, Inc. *	18,300	112,362
Roche Holdings AG - Genusschein	28,838	3,958,016
Sawai Pharmaceutical Co., Ltd.	14,200	660,993
Schering-Plough Corp.	116,500	2,743,575
Seattle Genetics, Inc. *	82,200	810,492
Sepracor, Inc. *	6,400	93,824
Shire Pharmaceuticals Group PLC, ADR	34,800	1,250,712
Shire, Ltd.	39,600	484,947
Simcere Pharmaceutical Group *	22,600	126,560
St. Jude Medical, Inc. * ***	56,700	2,059,911
Stereotaxis, Inc. *	116,500	464,835
Stryker Corp. ***	34,800	1,184,592
Synthes AG	4,600	512,438
Teva Pharmaceutical Industries, Ltd., SADR ***	91,865	4,138,518
The Cooper Companies, Inc.	10,800	285,552
Theravance, Inc. *	51,800	880,600
Towa Pharmaceutical Company, Ltd.	19,800	829,550
Transition Therapeutics, Inc. *	5,977	25,103
Triple-S Management Corp. * ***	40,100	494,032
UCB SA	16,952	499,402
UnitedHealth Group, Inc. ***	47,900	1,002,547
Valeant Pharmaceuticals International *	6,500	115,635
Vertex Pharmaceuticals, Inc. * ***	110,304	3,169,034
WellPoint, Inc. * ***	67,200	2,551,584
Wright Medical Group, Inc. *	56,700	738,801
Wyeth ***	111,168	4,784,671
XenoPort, Inc. * ***	45,200	875,072
Zimmer Holdings, Inc. *	2,100	76,650

		138,476,994
Financial - 2.86%
Aetna, Inc.	44,150	1,074,170
Assurant, Inc.	11,600	252,648
CIGNA Corp. ***	48,800	858,392
eHealth, Inc. *	11,525	184,515
Humana, Inc. * ***	68,052	1,774,796
Tempo Participacoes SA *	152,000	189,365

		4,333,886
Industrial - 1.38%
Stericycle, Inc. * ***	17,275	824,536
Thermo Fisher Scientific, Inc. *	10,800	385,236
Waters Corp. *	23,700	875,715

		2,085,487
Technology - 0.30%
Cerner Corp. *	2,300	101,131
MedAssets, Inc. *	24,400	347,700

		448,831

TOTAL COMMON STOCKS (Cost $195,262,375)		$150,187,287

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.09%

Consumer, Non-cyclical - 0.09%
Pacific Biosciences, Series E * (e)(i)	21,900	$137,970

TOTAL PREFERRED STOCKS (Cost $153,300)		$137,970

WARRANTS - 0.07%

Consumer, Non-cyclical - 0.07%
Cadence Pharmaceuticals, Inc.
(Expiration date 02/18/2014) *	10,500	34,453
Dyadic International, Inc.
(Expiration Date 05/30/2010; strike
price $6.33) *	6,000	589
EnteroMedics, Inc.
(Expiration date 02/20/2013) *	96,200	37,640
Favrille, Inc.
(Expiration date 03/06/2011; strike
price $5.26) *	20,411	0
Mannkind Corp.
(Expiration date 08/05/2010; strike
price $12.228) *	21,000	72
Poniard Pharmaceuticals, Inc.
(Expiration date 02/01/2011; strike
price $4.62) *	132,113	28,215

		100,969

TOTAL WARRANTS (Cost $16,414)		$100,969

SHORT TERM INVESTMENTS - 2.95%
T. Rowe Price Reserve Investment
Fund, 0.3436%	$4,470,354	$4,470,354

TOTAL SHORT TERM INVESTMENTS
(Cost $4,470,354)		$4,470,354

REPURCHASE AGREEMENTS - 0.20%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$300,001 on 04/01/2009,
collateralized by $300,000 Federal
National Mortgage Association,
5.85% due 08/17/2017 (valued at
$307,500 including interest)	$300,000	$300,000

TOTAL REPURCHASE AGREEMENTS
(Cost $300,000)		$300,000

Total Investments (Health Sciences Trust)
(Cost $200,202,443) - 102.54%		$155,196,580
Liabilities in Excess of Other Assets - (2.54)%		(3,841,835)

TOTAL NET ASSETS - 100.00%		$151,354,745

High Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 55.83%

Basic Materials - 6.06%
Abitibibowater, Inc.
11.50% due 04/30/2009 ^ (b)	$355,571	$261,345

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013 ^	$3,000,000	$270,000
7.75% due 06/15/2011 ^	2,780,000	222,400
8.375% due 04/01/2015 ^	2,875,000	230,000
13.75% due 04/01/2011 ^ (g)	405,000	348,300
15.50% due 07/15/2010 ^ (g)	390,000	58,500
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028 ^	509,000	35,630
American Pacific Corp.
9.00% due 02/01/2015	9,050,000	7,737,750
CII Carbon LLC
11.125% due 11/15/2015 (g)	21,435,000	12,646,650
Huntsman International LLC
11.625% due 10/15/2010	59,000	58,410
Newark Group, Inc.
9.75% due 03/15/2014 ^	403,000	35,263
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	735,205
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	400,000	1,000
8.375% due 06/01/2013 ^	1,800,000	4,500
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	27,633

		22,672,586

Communications - 18.58%
Adelphia Communications Corp.
7.75% due 01/15/2049 ^	3,000,000	37,500
9.875% due 03/01/2049 ^	2,050,000	25,625
10.25% due 11/01/2049 ^	1,025,000	12,812
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	9,237,000	1,789,669
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	90,419
Century Communications
8.375% due 12/15/2049 ^ (e)	1,000,000	0
Charter Communications Holdings I LLC
9.92% due 04/01/2014 ^	6,026,000	52,728
10.00% due 05/15/2014 ^	3,830,000	33,513
11.00% due 10/01/2015 ^	13,600,000	1,462,000
11.125% due 01/15/2014 ^	2,760,000	24,150
12.125% due 01/15/2015 ^	3,140,000	27,475
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (g)	4,220,000	3,798,000
10.25% due 10/01/2013 ^ (g)	1,449,000	1,260,630
10.25% due 09/15/2010 ^	13,640,000	12,139,600
Charter Communications Holdings LLC
8.75% due 11/15/2013 ^	3,630,000	3,031,050
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (g)	2,820,000	2,735,400
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	3,685,000	2,376,825
Idearc, Inc.
8.00% due 11/15/2016 ^	18,185,000	477,356
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013	1,210,000	314,600
Nextel Communications, Inc., Series D
7.375% due 08/01/2015	7,440,000	3,943,200

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
R.H. Donnelley Corp.
6.875% due 01/15/2013	$405,000	$22,275
8.875% due 10/15/2017	8,918,000	490,490
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	2,900,000	159,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	11,980,000	688,850
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	172,000
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,705,000	3,351,675
Sprint Capital Corp.
8.375% due 03/15/2012	8,630,000	7,767,000
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	1,503,455	300,691
Vertis, Inc.
13.50% due 04/01/2014	929,737	8,135
Vertis, Inc., Series A
18.50% due 10/01/2012	3,365,000	807,600
XM Satellite Radio Holdings, Inc.
7.00% due 12/01/2014 (g)	10,225,000	3,029,156
13.00% due 08/01/2013 (g)	22,590,000	10,334,925
XM Satellite Radio Holdings, Inc., Series AI
10.00% due 06/01/2011	16,820,000	8,746,400
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^	8,576,000	943

		69,512,192

Consumer, Cyclical - 19.78%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	103,162	71,698
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	7,655,000	3,636,125
11.25% due 11/01/2015 (g)	18,525,000	7,410,000
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	344,320
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	911,569	546,941
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	2,070,000
Continental Airlines, Inc.
5.00% due 06/15/2023	9,650,000	7,840,625
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	17,955
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	7,050,000	4,935,000
Duane Reade, Inc.
9.75% due 08/01/2011	3,610,000	2,057,700
Exide Technologies, Series B
10.50% due 03/15/2013	7,290,000	4,228,200
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,317,680
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (g)	23,210,000	696,300
Fontainebleau Senior Note
12.50% due 06/01/2022 (e)	3,763,500	128,098
Gol Finance
8.75% due 12/31/2049 (g)	3,870,000	1,741,500

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	$3,585,000	$2,975,550
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)	8,419,000	420,950
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,200,000	642,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	18,747,000	11,060,730
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,720,000	1,611,600
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	4,715,000	1,886,000
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	7,840,000	2,077,600
9.75% due 01/15/2011 ^	4,870,000	340,900
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	11,430,000	1,943,100
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	72,960
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	1,000,000	820,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,439,000	1,170,720
9.75% due 04/01/2010	155,000	116,250
Northwest Airlines
zero coupon due 01/16/2017 ^	4,640,000	2,923
6.625% due 02/15/2023 ^	15,810,000	39,525
7.625% due 11/15/2023 ^	8,965,000	22,412
8.70% due 03/15/2049 ^	2,220,000	5,550
8.875% due 06/01/2049 ^	6,860,000	17,150
9.875% due 03/15/2037 ^	7,390,000	18,475
10.00% due 02/01/2049 ^	3,810,000	9,525
Seminole Hard Rock Entertainment, Inc.
3.82% due 03/15/2014 (b)(g)	845,000	439,400
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (g)	755,000	502,075
Tenneco Automotive, Inc.
8.625% due 11/15/2014	8,585,000	1,588,225
Travelport LLC
9.875% due 09/01/2014	4,415,000	1,743,925
11.875% due 09/01/2016	750,000	221,250
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 ^	14,635,000	1,170,800
UAL Corp.
4.50% due 06/30/2021 (g)	5,650,000	1,982,867
US Airways Group, Inc.
7.00% due 09/30/2020	6,275,000	3,780,688
US Corrugated, Inc.
10.00% due 06/12/2013	540,000	270,000

		73,995,292

Consumer, Non-cyclical - 3.94%
Alliance One International, Inc.
11.00% due 05/15/2012	2,200,000	2,046,000
12.75% due 11/15/2012	2,420,000	2,032,800
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (g)	4,380,000	3,657,300
Community Health Systems, Inc.
8.875% due 07/15/2015	2,205,000	2,083,725

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Healthsouth Corp.
8.3225% due 06/15/2014 (b)	$1,000,000	$860,000
MSX International UK
12.50% due 04/01/2012 (g)	1,235,000	432,250
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	1,182,037
Quebecor World Capital Corp.
6.125% due 11/15/2013 ^	3,410,000	59,675
8.75% due 03/15/2016 ^ (g)	590,000	20,650
Quebecor World, Inc.
9.75% due 01/15/2015 ^ (g)	3,365,000	117,775
United Rentals North America, Inc.
7.00% due 02/15/2014	415,000	209,575
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	3,725,000	2,048,750

		14,750,537

Diversified - 0.16%
Marquee Holdings, Inc.
12.00% due 08/15/2014	855,000	598,500

Energy - 0.34%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011 (e)	1,825,000	1,269,194

Financial - 2.44%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	1,670,000	100,200
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	500,000	325,000
iStar Financial, Inc.
8.625% due 06/01/2013	3,185,000	1,019,200
iStar Financial, Inc., Series 1
5.875% due 03/15/2016	2,480,000	719,200
JPMorgan Chase & Company, Series 1
7.90% to 04/30/2018, then variable due
12/31/2049	6,715,000	4,315,328
Muzak LLC
9.875% due 03/15/2010 ^	1,884,000	753,600
Realogy Corp.
10.50% due 04/15/2014	965,000	270,200
12.375% due 04/15/2015	645,000	109,650
TAM Capital, Inc.
7.375% due 04/25/2017	2,265,000	1,257,075
Ucar Finance, Inc.
10.25% due 02/15/2012	294,000	266,070

		9,135,523

Industrial - 1.37%
Baldor Electric Company
8.625% due 02/15/2017	1,385,000	1,097,612
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	755,000	460,550
BWAY Corp.
10.00% due 10/15/2010	590,000	595,900
Jefferson Smurfit Corp.
8.25% due 10/01/2012 ^	790,000	98,750
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	758,625
Pliant Corp.
11.625% due 06/15/2009 ^	836,562	335,671

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Sequa Corp.
11.75% due 12/01/2015 (g)	$2,310,000	$346,500
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^	11,520,000	1,382,400
8.375% due 07/01/2012 ^	495,000	62,494

		5,138,502

Utilities - 3.16%
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	5,760,000	2,160,000
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	19,285,000	9,642,500

		11,802,500

TOTAL CORPORATE BONDS (Cost $419,141,994)		$208,874,826

CONVERTIBLE BONDS - 3.60%

Communications - 0.46%
Charter Communications, Inc.
6.50% due 10/01/2027 ^	23,434,000	1,722,621

Consumer, Cyclical - 2.91%
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,608,000	1,142,762
UAL Corp.
4.50% due 06/30/2021	27,748,000	9,738,161

		10,880,923

Financial - 0.23%
MBIA Insurance Company
14.00% due 01/15/2033 (g)	2,730,000	846,300

TOTAL CONVERTIBLE BONDS (Cost $25,883,562)		$13,449,844

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.03%
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	500
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
2.2238% due 06/25/2047 (b)(g)	1,153,868	5,088
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
2.2238% due 06/25/2047 (b)(g)	228,294	570
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
4.2771% IO due 06/25/2047	52,264,929	1,306,623
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	10,845,000	7,114,971
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.484% IO due 08/19/2045	116,226,779	2,324,535
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	540,000	398,461
Harborview Mortgage Loan Trust, Series
2006-BU1, Class R
zero coupon due 02/19/2046	174,930,716	2,623,961

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	$72,463,236	$362,316
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	74,082,389	393,563
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (g)	52,822,919	264,115
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (g)	341,371	13,655
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (g)	505,000	10,100
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,820,000	1,565,200
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	2,380,000	2,046,800
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
1.2219% due 12/25/2045 (b)	3,066,139	383,267

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $25,645,557)		$18,813,725

ASSET BACKED SECURITIES - 0.30%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	3,730,000	1,119,000

TOTAL ASSET BACKED SECURITIES
(Cost $3,729,975)		$1,119,000

COMMON STOCKS - 6.08%

Basic Materials - 0.00%
Tembec, Inc. *	27,054	18,025

Communications - 1.79%
Canadian Satellite Radio Holdings, Inc. *	452,601	107,694
Canadian Satellite Radio Holdings, Series A *	153,089	48,569
Comcast Corp., Special Class A	212,659	2,736,921
Sirius XM Radio, Inc. *	4,473,205	1,565,621
Sprint Nextel Corp. *	326,900	1,167,033
Time Warner Cable, Inc. *	42,941	1,064,937
Vertis Holdings, Inc. *	50,280	0

		6,690,775
Consumer, Cyclical - 4.17%
CVS Caremark Corp.	66,000	1,814,340
Delta Air Lines, Inc. *	2,252,794	12,683,230
Federal Mogul Corp. *	32,948	220,093
Fontainebleau Resorts LLC, Class A * (e)	68,468	34,986
UAL Corp. *	49,000	219,520
US Airways Group, Inc. *	247,799	626,932

		15,599,101
Energy - 0.09%
Dominion Petroleum, Ltd., GDR *	4,279,603	335,123

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial - 0.03%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	$74,098
Adelphia Recovery Trust, Series Arahova *	424,950	33,996

		108,094
Industrial - 0.00%
Pliant Corp. ^ * (a)(e)	145	0

TOTAL COMMON STOCKS (Cost $70,793,284)		$22,751,118

PREFERRED STOCKS - 4.50%

Consumer, Cyclical - 2.02%
Continental Airlines Finance Trust II, 6.00%	546,898	7,554,028

Financial - 2.48%
Bank of America Corp., 8.20%	375,000	4,110,000
CIT Group, Inc., 7.75%	91,768	451,498
iStar Financial, Inc., Series E, 7.875%	381,900	1,852,215
iStar Financial, Inc., Series F, 7.80%	257,166	1,218,967
iStar Financial, Inc., Series G, 7.65%	109,058	501,667
iStar Financial, Inc., Series I, 7.50%	244,180	1,159,855

		9,294,202
Industrial - 0.00%
Pliant Corp., Series AA, 13.00% ^	1,287	26

TOTAL PREFERRED STOCKS (Cost $23,819,208)		$16,848,256

TERM LOANS - 15.14%

Basic Materials - 0.03%
Tembec, Inc.
7.4788% due 02/28/2012 (b)	188,750	99,408

Communications - 2.47%
Idearc, Inc.
3.46% due 04/11/2017 (b)	18,877,515	7,165,584
R.H. Donnelley Corp.
6.75% due 06/30/2011 (b)	2,702,994	1,185,939
Sirius Satellite Radio, Inc.
2.75% due 12/20/2012 (b)	360,438	259,515
Star Tribune Corp.
6.25% due 03/01/2014 ^ (b)	3,206,792	641,358
10.83% due 03/01/2015 ^ (b)	4,125,000	0

		9,252,396
Consumer, Cyclical - 7.49%
Delta Airlines, Inc.
2.5075% due 04/30/2012 (b)	1,623,600	1,206,103
3.7575% due 04/30/2014 (b)	9,330,559	4,163,762
East Valley Tourist Development
7.9963% due 08/06/2012 (b)	810,000	405,000
Fontainebleau
zero coupon due 06/06/2014 ^ (b)	4,687,500	828,127
Greektown Holdings LLC
zero coupon due 09/09/2009 (b)(l)	532,609	511,304
zero coupon due 09/09/2009 (b)(l)	989,130	949,565
9.75% due 09/09/2009	228,261	219,130
Isle of Capri Casinos, Inc.
3.2088% due 11/25/2013 (b)	1,543,462	1,052,862
3.208% due 11/25/2013 (b)	525,350	358,364
5.5119% due 11/25/2013 (b)	562,635	383,798

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Michaels Stores, Inc.
2.75% due 10/31/2013 (b)	$1,313,735	$725,018
2.8125% due 10/31/2013 (b)	571,707	315,511
3.6875% due 10/31/2013 (b)	850,563	469,404
Northwest Airlines
2.57% due 08/21/2013 (b)	1,754,062	1,569,885
Saint Acquisition Corp.
3.75% due 05/06/2014 (b)	17,100,000	8,619,477
US Airways Group, Inc.
3.0231% due 03/26/2014 (b)	15,370,556	6,234,682

		28,011,992

Consumer, Non-cyclical - 4.40%
Bausch & Lomb, Inc.
zero coupon due 04/11/2015 (b)(l)	225,352	189,437
4.7088% due 04/26/2015 (b)	4,422,535	3,717,693
Community Health Systems, Inc.
2.7288% due 07/25/2014 (b)	143,136	123,455
2.7288% due 07/25/2014 (b)	286,271	246,909
3.4379% due 07/25/2014 (b)	8,396,147	7,241,677
HCA, Inc.
3.7088% due 11/18/2013 (b)	5,838,233	4,959,579
Ralin Medical, Inc.
zero coupon due 11/21/2037 (b)	180	0

		16,478,750

Financial - 0.18%
Realogy Corp.
3.5182% due 10/10/2013 (b)	1,477,500	664,875

Utilities - 0.57%
Texas Competitive Electric Holdings Company LLC
3.9788% due 10/10/2014 (b)	1,512,461	994,679
4.0331% due 10/10/2014 (b)	527,846	347,141
4.4513% due 10/10/2014 (b)	1,218,582	801,408

		2,143,228

TOTAL TERM LOANS (Cost $82,888,742)		$56,650,649

WARRANTS - 0.00%
Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	47,190	14,597

TOTAL WARRANTS (Cost $0)		$14,597

OPTIONS - 2.92%

Call Options - 2.92%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *	45,300	97,395
Expiration 01/16/2010 at $20.00 *	169,500	118,650
Expiration 01/16/2010 at $25.00 *	8,740,000	13,110
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00 *	250,000	618,750
Expiration 01/16/2010 at $7.50 *	50,000	80,000
Expiration 01/16/2010 at $10.00 *	50,000	50,000
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 04/20/2010 at $1.30 *	102,000,000	4,979,232

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Call Options (continued)
Over The Counter Purchase Call on the USD vs.
CAD (continued)
Expiration 04/01/2010 at $1.30 *	102,000,000	$4,979,232

		10,936,369

TOTAL OPTIONS (Cost $4,618,178)		$10,936,369

SHORT TERM INVESTMENTS - 5.50%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$11,500,000	$11,500,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	186	186
Quebecor World Capital Corp.
zero coupon due 11/15/2009 ^	390,000	268,527
U.S. Treasury Bills
zero coupon due 06/18/2009 to
06/25/2009	8,800,000	8,795,393

TOTAL SHORT TERM INVESTMENTS
(Cost $20,564,106)		$20,564,106

Total Investments (High Income Trust)
(Cost $677,084,606) - 98.90%		$370,022,490
Other Assets in Excess of Liabilities - 1.10%		4,128,132

TOTAL NET ASSETS - 100.00%		$374,150,622

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.01%

Argentina - 0.03%
Republic of Argentina
7.00% due 09/12/2013		$1,141,000	$375,389
8.00% due 10/30/2009 ^	EUR	1,425,000,000	58,672
9.00% due 05/26/2009 ^		300,000	13,950
11.75% due 05/20/2011 ^		275,000	9,341

			457,352
Brazil - 0.99%
Federative Republic of Brazil
10.00% due 01/01/2012	BRL	12,993,000	5,622,262
10.00% due 07/01/2010		20,477,000	9,035,329
10.00% due 01/01/2010		1,000	441

			14,658,032
Indonesia - 0.28%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	916,050
10.25% due 07/15/2027		11,943,000,000	823,312
10.25% due 07/15/2022		18,787,000,000	1,354,202
11.00% due 09/15/2025		13,687,000,000	1,016,137

			4,109,701
Panama - 0.18%
Republic of Panama
9.375% due 04/01/2029		$2,450,000	2,688,875

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Peru - 0.15%
Republic of Peru
6.55% due 03/14/2037	$834,000	$746,430
7.35% due 07/21/2025	194,000	194,970
8.75% due 11/21/2033	1,147,000	1,284,640

		2,226,040

Turkey - 0.92%
Republic of Turkey
6.875% due 03/17/2036	13,115,000	10,426,425
7.00% due 06/05/2020	202,000	185,840
7.00% due 09/26/2016	475,000	456,000
7.375% due 02/05/2025	2,906,000	2,622,665

		13,690,930

Venezuela - 0.46%
Republic of Venezuela
5.75% due 02/26/2016	6,671,000	3,238,770
7.65% due 04/21/2025	925,000	416,250
8.50% due 10/08/2014	433,000	266,295
9.375% due 01/13/2034	2,054,000	1,052,675
10.75% due 09/19/2013	2,420,000	1,748,450

		6,722,440

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $60,136,945)		$44,553,370

CORPORATE BONDS - 84.11%

Basic Materials - 7.09%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (g)	20,490,000	17,621,400
15.50% due 07/15/2010 ^ (g)	11,864,000	1,779,600
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	2,274,437
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	12,495,000	2,249,100
Evraz Group SA
8.875% due 04/24/2013 (g)	2,630,000	1,670,050
8.875% due 04/24/2013	5,710,000	3,629,333
9.50% due 04/24/2018 (g)	1,110,000	616,050
FMG Finance Pty, Ltd.
10.625% due 09/01/2016 (g)	12,560,000	10,550,400
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	640,000	627,200
8.375% due 04/01/2017	7,900,000	7,386,500
Georgia Gulf Corp.
10.75% due 10/15/2016	13,680,000	957,600
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	5,321,000	4,549,455
7.25% due 10/20/2017	5,660,000	4,997,440
Huntsman International LLC
7.875% due 11/15/2014	1,865,000	764,650
Methanex Corp.
8.75% due 08/15/2012	4,405,000	3,843,363
NewPage Corp.
7.42% due 05/01/2012 (b)	18,000,000	5,760,000
10.00% due 05/01/2012	3,576,000	1,242,660
Noranda Aluminium Acquisition Corp., PIK
6.8275% due 05/15/2015 (b)	19,935,000	6,179,850

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Novelis, Inc.
7.25% due 02/15/2015	$15,190,000	$6,076,000
Ryerson, Inc.
8.545% due 11/01/2014 (b)(g)	1,770,000	915,975
12.25% due 11/01/2015 (g)	18,820,000	10,680,350
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,215,000	1,816,475
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,740,000	3,229,636
8.25% due 01/17/2034	1,347,000	1,332,715
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	3,470,000	2,567,800
Vedanta Resources PLC, Series REGS
8.75% due 01/15/2014	660,000	488,400
Verso Paper Holdings LLC, Series B
11.375% due 08/01/2016	2,460,000	578,100
Westlake Chemical Corp.
6.625% due 01/15/2016	1,000,000	700,000

		105,084,539

Communications - 16.68%
Affinion Group, Inc.
10.125% due 10/15/2013	4,022,000	3,056,720
11.50% due 10/15/2015	13,670,000	8,475,400
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	4,950,000	5,889,812
America Movil SAB de CV
5.625% due 11/15/2017	1,520,000	1,378,465
Axtel SAB de CV
7.625% due 02/01/2017 (g)	9,120,000	6,019,200
7.625% due 02/01/2017	430,000	277,350
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	720,000	700,200
CanWest Media, Inc.
8.00% due 09/15/2012 ^	226,000	44,070
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	25,688,000	2,761,460
11.00% due 10/01/2015 ^	3,430,000	343,000
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	4,096,000	3,645,440
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	1,625,000	10,156
12.125% due 01/15/2012 ^	1,530,000	15,300
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (g)	19,120,000	18,546,400
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	1,774,800
Citizens Communications Company
9.25% due 05/15/2011	550,000	558,250
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,765,000	103,688
CSC Holdings, Inc.
6.75% due 04/15/2012	5,285,000	5,086,812
8.50% due 06/15/2015 (g)	2,650,000	2,590,375
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	2,912,987
Dex Media, Inc.
8.00% due 11/15/2013	180,000	22,500

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
DirecTV Holdings LLC
8.375% due 03/15/2013	$2,940,000	$2,973,075
EchoStar DBS Corp.
6.625% due 10/01/2014	2,515,000	2,250,925
7.00% due 10/01/2013	1,050,000	973,875
7.75% due 05/31/2015	6,060,000	5,575,200
Expedia, Inc.
8.50% due 07/01/2016 (g)	565,000	480,250
Globo Comunicacao e Participacoes SA
7.25% due 04/26/2022	1,000,000	880,000
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	4,871,000	4,189,060
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	5,405,000	27,025
Idearc, Inc.
8.00% due 11/15/2016 ^	3,162,000	83,003
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	3,760,000	3,647,200
Intelsat Corp.
9.25% due 08/15/2014 (g)	7,950,000	7,473,000
Intelsat Intermediate Holding Company, Ltd.
zero coupon due 02/01/2015 (g)	4,750,000	3,942,500
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016 (g)	4,466,000	4,198,040
11.50% due 06/15/2016 (g)	24,055,000	22,371,150
Intelsat, Ltd.
7.625% due 04/15/2012	2,211,000	1,879,350
iPCS, Inc.
3.295% due 05/01/2013 (b)(g)	4,000,000	3,000,000
Level 3 Financing, Inc.
5.4738% due 02/15/2015 (b)	2,120,000	1,081,200
9.25% due 11/01/2014	8,350,000	5,761,500
12.25% due 03/15/2013	8,120,000	6,090,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,365,000	2,294,050
9.25% due 11/01/2014 (g)	5,320,000	5,133,800
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	10,910,000	10,200,850
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	10,621,000	9,187,165
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,615,000	92,863
R.H. Donnelley, Inc.
11.75% due 05/15/2015	200,000	26,000
Sprint Capital Corp.
6.875% due 11/15/2028	2,850,000	1,738,500
7.625% due 01/30/2011	10,890,000	10,073,250
8.375% due 03/15/2012	14,240,000	12,816,000
8.75% due 03/15/2032	20,440,000	13,694,800
Sun Media Corp.
7.625% due 02/15/2013	405,000	230,850
TL Acquisitions, Inc.
zero coupon due 07/15/2015 (g)	5,760,000	2,246,400
10.50% due 01/15/2015 (g)	7,620,000	3,905,250
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	2,960,000	1,361,600
10.75% due 12/16/2013 (g)	23,634,000	11,344,320
10.75% due 12/16/2013	800,000	384,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	$5,587,000	$3,408,070
Univision Communications, Inc.
7.85% due 07/15/2011	2,338,000	1,496,320
Vimpelcom
8.375% due 04/30/2013 (g)	1,150,000	833,750
Virgin Media, Inc.
9.125% due 08/15/2016	6,159,000	5,727,870
Windstream Corp.
8.625% due 08/01/2016	10,300,000	10,119,750

		247,404,196

Consumer, Cyclical - 8.94%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	280,000	133,000
11.25% due 11/01/2015 (g)	8,300,000	3,320,000
AutoNation, Inc.
3.0944% due 04/15/2013 (b)	2,785,000	2,339,400
7.00% due 04/15/2014	800,000	708,000
Blockbuster, Inc.
9.00% due 09/01/2012	9,840,000	4,428,000
Boyd Gaming Corp.
6.75% due 04/15/2014	4,105,000	2,380,900
7.125% due 02/01/2016	2,770,000	1,495,800
Buffets, Inc.
12.50% due 11/01/2014 ^	7,505,000	750
Carrols Corp.
9.00% due 01/15/2013	1,030,000	885,800
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	2,752,000	784,320
Continental Airlines, Inc., Series C
7.339% due 04/19/2014 (e)	4,960,000	3,176,284
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	19,955,000	4,988,750
Delta Air Lines, Inc.
8.954% due 08/10/2014 (e)	3,732,419	2,314,933
Denny's Corp.
10.00% due 10/01/2012	2,244,000	1,941,060
Dollar General Corp.
10.625% due 07/15/2015	11,060,000	11,032,350
Dollar General Corp., PIK
11.875% due 07/15/2017	2,783,000	2,734,297
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (g)	5,800,000	1,508,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,910,000	2,854,300
Eye Care Centers of America
10.75% due 02/15/2015	2,413,000	2,195,830
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (g)	3,620,000	108,600
Ford Motor Company
7.45% due 07/16/2031	795,000	252,413
General Motors Corp.
7.20% due 01/15/2011 (a)	17,280,000	2,764,800
8.375% due 07/15/2033 (a)	21,235,000	2,548,200
Harrah's Operating Company, Inc.
10.00% due 12/15/2018	221,000	66,300

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Harrah's Operating Company, Inc. (continued)
10.75% due 02/01/2016	$964,000	$183,160
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	6,850,000	3,664,750
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (g)	1,715,000	1,629,250
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	10,413,000	1,093,365
Interface, Inc.
9.50% due 02/01/2014	1,275,000	905,250
10.375% due 02/01/2010	5,075,000	4,872,000
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017	961,000	264,275
11.50% due 05/01/2013	11,800,000	8,215,750
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	2,220,000	432,900
Macys Retail Holdings, Inc.
10.625% due 11/01/2010	2,190,000	2,019,270
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	150,000
MGM Mirage, Inc.
6.625% due 07/15/2015	245,000	86,975
6.75% due 09/01/2012	2,085,000	729,750
8.375% due 02/01/2011	3,850,000	404,250
8.50% due 09/15/2010	5,075,000	2,080,750
Michaels Stores, Inc.
10.00% due 11/01/2014	3,585,000	1,689,431
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	1,610,000	1,320,200
7.125% due 08/15/2014	3,415,000	956,200
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	3,000,000	1,200,000
9.00% due 10/15/2015 (g)	15,281,000	4,909,021
10.375% due 10/15/2015	205,000	65,600
Norcraft Companies LP
9.00% due 11/01/2011	9,120,000	7,752,000
Norcraft Holdings Capital
9.75% due 09/01/2012	8,200,000	6,478,000
Oxford Industries, Inc.
8.875% due 06/01/2011	4,470,000	3,263,100
Park Place Entertainment Corp.
8.125% due 05/15/2011	14,120,000	4,589,000
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	290,000
Sbarro, Inc.
10.375% due 02/01/2015	4,145,000	1,533,650
Seneca Gaming Corp.
7.25% due 05/01/2012	2,830,000	1,807,663
Station Casinos, Inc.
6.00% due 04/01/2012 ^ (a)	10,293,000	2,573,250
6.50% due 02/01/2014 ^	2,340,000	117,000
6.625% due 03/15/2018 ^	2,257,000	112,850
7.75% due 08/15/2016 ^	5,098,000	1,172,540
Suburban Propane Partners LP
6.875% due 12/15/2013	10,380,000	9,861,000
Visteon Corp.
8.25% due 08/01/2010	12,598,000	629,900

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Visteon Corp. (continued)
12.25% due 12/31/2016 (g)	$12,791,000	$639,550

		132,653,737

Consumer, Non-cyclical - 14.53%
Alliance One International, Inc.
8.50% due 05/15/2012	4,255,000	3,616,750
11.00% due 05/15/2012	3,260,000	3,031,800
American Achievement Corp.
8.25% due 04/01/2012 (g)	956,000	693,100
American Greetings Corp.
7.375% due 06/01/2016	490,000	240,100
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	6,600,000	3,762,000
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	885,000	504,450
Biomet, Inc.
10.375% due 10/15/2017	12,890,000	10,892,050
Ceridian Corp.
11.25% due 11/15/2015	850,000	357,000
Ceridian Corp., PIK
12.25% due 11/15/2015	5,145,000	1,955,100
Community Health Systems, Inc.
8.875% due 07/15/2015	7,106,000	6,715,170
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,728,750
CRC Health Corp.
10.75% due 02/01/2016	17,635,000	11,110,050
DaVita, Inc.
6.625% due 03/15/2013	3,690,000	3,579,300
7.25% due 03/15/2015	6,895,000	6,627,819
Delhaize America, Inc.
9.00% due 04/15/2031	2,961,000	3,147,105
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	20,198,000	19,036,615
Dole Food Company, Inc.
7.25% due 06/15/2010	6,009,000	5,528,280
8.875% due 03/15/2011	2,669,000	2,275,322
13.875% due 03/15/2014 (g)	4,550,000	4,424,875
Education Management Corp.
8.75% due 06/01/2014	625,000	590,625
10.25% due 06/01/2016	11,195,000	10,467,325
FMC Finance III SA
6.875% due 07/15/2017	4,120,000	4,027,300
H&E Equipment Services, Inc.
8.375% due 07/15/2016	9,925,000	6,252,750
HCA, Inc.
5.75% due 03/15/2014	210,000	137,550
6.25% due 02/15/2013	40,000	30,000
7.50% due 12/15/2023	2,950,000	1,563,004
7.50% due 11/06/2033	2,800,000	1,400,000
8.75% due 09/01/2010	1,440,000	1,432,800
9.25% due 11/15/2016	1,620,000	1,474,200
9.625% due 11/15/2016	22,940,000	18,294,650
9.875% due 02/15/2017 (g)	1,275,000	1,204,875
Hertz Corp.
10.50% due 01/01/2016	20,939,000	9,108,465
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	18,200,000	45,500

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Penhall International Corp.
12.00% due 08/01/2014 (g)	$11,000,000	$3,575,000
Rental Service Corp.
9.50% due 12/01/2014	9,395,000	4,603,550
Service Corp. International
6.75% due 04/01/2016	530,000	461,100
7.50% due 04/01/2027	1,960,000	1,440,600
7.625% due 10/01/2018	1,690,000	1,453,400
Tenet Healthcare Corp.
7.375% due 02/01/2013	6,679,000	5,309,805
9.00% due 05/01/2015 (g)	5,147,000	4,966,855
9.875% due 07/01/2014	6,741,000	5,257,980
10.00% due 05/01/2018 (g)	11,107,000	10,746,023
Ticketmaster
10.75% due 08/01/2016 (g)	3,805,000	2,587,400
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	760,000	579,500
11.75% due 05/01/2016 (g)	9,264,000	6,623,760
U.S. Oncology Holdings, Inc., PIK
6.903% due 03/15/2012	14,189,000	8,513,400
Universal Hospital Services, Inc.
8.288% due 06/01/2015 (b)	1,650,000	1,196,250
8.50% due 06/01/2015	2,305,000	2,051,450
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	9,960,000	8,789,700

		215,410,453

Diversified - 0.41%
JSG Funding PLC
7.75% due 04/01/2015	2,360,000	1,386,500
Leucadia National Corp.
7.125% due 03/15/2017	1,705,000	1,167,925
8.125% due 09/15/2015	4,540,000	3,592,275

		6,146,700

Energy - 13.04%
Atlas Pipeline Partners LP
8.75% due 06/15/2018	6,380,000	3,572,800
Belden & Blake Corp.
8.75% due 07/15/2012	15,776,000	10,964,320
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	7,343,700
6.50% due 08/15/2017	485,000	395,275
7.25% due 12/15/2018	7,370,000	6,052,612
9.50% due 02/15/2015	3,400,000	3,306,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,169,200
Complete Production Services, Inc.
8.00% due 12/15/2016	4,220,000	2,679,700
Corral Finans AB, PIK
2.5944% due 04/15/2010 (b)(g)	17,558,044	8,076,700
Dynegy Holdings, Inc.
7.50% due 06/01/2015	1,850,000	1,262,625
7.75% due 06/01/2019	25,520,000	16,588,000
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,439,250
El Paso Corp.
7.375% due 12/15/2012	2,000,000	1,859,138
7.75% due 01/15/2032	1,055,000	786,014
7.80% due 08/01/2031	5,680,000	4,244,102

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
El Paso Corp. (continued)
7.875% due 06/15/2012	$9,715,000	$9,240,471
8.25% due 02/15/2016	2,710,000	2,547,400
12.00% due 12/12/2013	1,575,000	1,657,687
Enterprise Products Operating LP
8.375% to 08/01/2016 than variable due
08/01/2016	5,225,000	3,500,750
7.034% due 01/15/2068 (b)	3,665,000	2,290,625
Exco Resources, Inc.
7.25% due 01/15/2011	10,891,000	8,440,525
Forest Oil Corp.
8.50% due 02/15/2014 (g)	6,155,000	5,708,762
International Coal Group, Inc.
10.25% due 07/15/2014	10,515,000	6,729,600
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	3,450,000	2,863,500
Key Energy Services, Inc.
8.375% due 12/01/2014	5,135,000	3,235,050
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	1,635,400
8.00% due 05/15/2017	360,000	237,600
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (g)	3,850,000	2,685,375
OAO Gazprom
9.625% due 03/01/2013	1,880,000	1,793,144
OPTI Canada, Inc.
7.875% due 12/15/2014	1,580,000	691,250
8.25% due 12/15/2014	8,185,000	3,662,787
Parallel Petroleum Corp.
10.25% due 08/01/2014	6,760,000	3,853,200
Peabody Energy Corp.
6.875% due 03/15/2013	1,390,000	1,355,250
Pemex Project Funding Master Trust
9.125% due 10/13/2010	250,000	266,875
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	1,700,000	1,496,000
9.125% due 07/15/2013	3,830,000	3,676,800
Plains Exploration & Production Company
10.00% due 03/01/2016	3,610,000	3,411,450
Pride International, Inc.
7.375% due 07/15/2014	880,000	866,800
Quicksilver Resources, Inc.
8.25% due 08/01/2015	4,390,000	2,831,550
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	3,972,000	2,919,420
8.625% due 04/01/2015	14,220,000	9,243,000
SemGroup LP
8.75% due 11/15/2015 ^ (g)	12,970,000	453,950
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,202,396
Southwestern Energy Company
7.50% due 02/01/2018 (g)	4,500,000	4,342,500
Stone Energy Corp.
8.25% due 12/15/2011	3,965,000	2,081,625
Targa Resources Partners LP
8.25% due 07/01/2016	1,250,000	906,250
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (g)	1,445,000	1,445,000

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	$4,400,000	$4,480,771
VeraSun Energy Corp.
9.375% due 06/01/2017 ^	4,785,000	239,250
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	4,245,000	2,716,800
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	5,186,250
7.25% due 05/01/2012	2,235,000	1,838,288
Williams Companies, Inc.
7.875% due 09/01/2021	2,505,000	2,317,125
8.75% due 03/15/2032	7,255,000	6,583,913

		193,374,325

Financial - 10.17%
AAC Group Holding Corp.
10.25 due 10/01/2012 (g)	300,000	169,500
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)	15,850,000	1,350,436
Ashton Woods USA LLC/Ashton Woods Finance
Company
zero coupon, Step up to 11.00% on
02/24/2012 due 06/30/2015 (g)	2,012,400	764,310
ATF Capital BV
9.25% due 02/21/2014 (g)	10,220,000	4,190,200
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	4,205,000	1,724,050
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	2,845,000	2,727,120
Ford Motor Credit Company LLC
5.5444% due 04/15/2009 (b)	1,182,000	1,167,225
6.57% due 06/15/2011 (b)	8,957,000	6,314,685
12.00% due 05/15/2015	44,470,000	33,699,900
Forest City Enterprises, Inc.
7.625% due 06/01/2015	197,000	84,710
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (g)	5,545,000	5,739,075
GMAC LLC
7.50% due 12/31/2013 (g)	4,254,000	2,044,813
8.00% due 11/01/2031 (g)	25,022,000	12,039,586
8.00% due 12/31/2018 (g)	1,142,000	331,534
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	3,347,000	853,485
8.875% due 04/01/2015	27,227,000	3,063,037
Host Hotels & Resort LP, REIT
6.375% due 03/15/2015	1,835,000	1,357,900
HSBK Europe BV
7.25% due 05/03/2017 (g)	9,900,000	4,702,500
7.25% due 05/03/2017	140,000	66,315
9.25% due 10/16/2013 (g)	290,000	156,600
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)	2,434,000	1,368,541
6.375% due 04/30/2022 (b)	1,907,000	1,054,190
JPMorgan Chase & Company, Series 1
7.90% to 04/30/2018, then variable due
12/31/2049	9,605,000	6,172,557
Lukoil International Finance BV
6.656% due 06/07/2022	1,467,000	1,081,912

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	$3,860,000	$2,991,500
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	2,170,000	1,605,800
7.00% due 05/01/2017 (g)	3,380,000	2,433,600
Realogy Corp.
10.50% due 04/15/2014	8,870,000	2,483,600
11.00% due 04/15/2014	729,443	120,358
12.375% due 04/15/2015	7,355,000	1,250,350
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	1,144,000	791,762
6.299% due 05/15/2017	1,200,000	828,000
7.125% due 01/14/2014 (g)	1,430,000	1,109,680
7.125% due 01/14/2014	6,845,000	5,228,279
7.175% due 05/16/2013 (g)	1,301,000	1,064,348
7.175% due 05/16/2013	1,350,000	1,104,367
SLM Corp., MTN
1.3194% due 07/26/2010 (b)	13,975,000	9,920,769
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(g)	2,845,000	711,250
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	212,000	139,920
6.625% due 03/20/2017	2,683,000	1,770,780
7.50% due 07/18/2016 (g)	2,633,000	1,908,925
7.50% due 07/18/2016	1,020,000	714,000
7.875% due 03/13/2018 (g)	3,340,000	2,338,000
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	5,570,000	1,114,000
8.25% due 01/22/2037	3,166,000	633,200
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	8,570,000	7,113,100
Ventas Realty LP
3.875% due 11/15/2011	250,000	212,094
6.50% due 06/01/2016	705,000	609,825
6.75% due 04/01/2017	5,430,000	4,642,650
9.00% due 05/01/2012	1,701,000	1,696,748
Wells Fargo Capital XV
9.75% due 12/29/2049	5,645,000	4,120,850

		150,881,936

Industrial - 5.36%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	1,452,550
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	14,900,000	4,470,000
9.75% due 04/15/2012 (a)	6,700,000	5,293,000
Berry Plastics Corp.
8.875% due 09/15/2014	670,000	375,200
Graham Packaging Company
9.875% due 10/15/2014	1,380,000	890,100
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	15,045,000	13,690,950
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,490,000	1,842,600

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Horizon Lines, Inc.
4.25% due 08/15/2012	$6,575,000	$3,096,260
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	3,085,000	2,437,150
7.625% due 12/01/2013	1,565,000	1,267,650
12.50% due 04/01/2016 (g)	1,165,000	1,112,575
Kansas City Southern Railway Company
13.00% due 12/15/2013	3,500,000	3,570,000
L-3 Communications Corp.
7.625% due 06/15/2012	1,606,000	1,612,022
L-3 Communications Corp., Series B
6.375% due 10/15/2015	2,615,000	2,464,638
Metals USA, Inc.
11.125% due 12/01/2015	9,250,000	5,550,000
NewPage Holding Corp.
9.966% due 11/01/2013 (b)	4,505,472	123,900
Nortek, Inc.
8.50% due 09/01/2014	460,000	46,000
10.00% due 12/01/2013 (g)	6,340,000	2,646,950
NTK Holdings, Inc.
10.75% due 03/01/2014	12,760,000	765,600
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)	395,000	66,656
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	6,380,000	5,550,600
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	2,260,000	1,582,000
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,275,000	2,844
Rock-Tenn Company
9.25% due 03/15/2016	3,130,000	3,130,000
Solo Cup Company
8.50% due 02/15/2014	8,675,000	6,332,750
Swift Transportation Company, Inc.
8.9844% due 05/15/2015 (b)(g)	8,780,000	1,931,600
12.50% due 05/15/2017 (g)	5,065,000	1,114,300
Teekay Shipping Corp.
8.875% due 07/15/2011	5,720,000	5,491,200
Terex Corp.
8.00% due 11/15/2017	1,870,000	1,514,700

		79,423,795

Technology - 1.04%
Activant Solutions, Inc.
9.50% due 05/01/2016	6,675,000	4,088,438
First Data Corp.
9.875% due 09/24/2015 (g)	7,770,000	4,545,450
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,737,000	1,204,770
10.125% due 12/15/2016	1,660,000	298,800
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	1,450,000	108,750
Sensata Technologies B.V.
8.00% due 05/01/2014 (g)	1,800,000	540,000
SunGard Data Systems, Inc.
10.25% due 08/15/2015	6,637,000	4,645,900

		15,432,108

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utilities - 6.85%
AES Corp.
8.00% due 10/15/2017		$11,770,000	$10,092,775
8.00% due 06/01/2020 (g)		1,010,000	818,100
8.75% due 05/15/2013 (g)		2,940,000	2,895,900
8.875% due 02/15/2011		3,100,000	3,053,500
9.375% due 09/15/2010		7,770,000	7,653,450
Edison Mission Energy
7.20% due 05/15/2019		5,690,000	3,954,550
7.625% due 05/15/2027		7,250,000	4,350,000
7.75% due 06/15/2016		4,100,000	3,116,000
EEB International Ltd.
8.75% due 10/31/2014 (g)		6,480,000	6,026,400
Energy Future Holdings Corp.
11.25% due 11/01/2017		72,250,000	30,525,625
Midwest Generation LLC, Series A
8.30% due 07/02/2009		357,796	352,429
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028		9,216,825	8,755,984
Mirant North America LLC
7.375% due 12/31/2013		1,095,000	990,975
NRG Energy, Inc.
5.2619% due 02/01/2014		928,231	831,927
7.25% due 02/01/2014		5,045,000	4,742,300
7.375% due 02/01/2016		1,000,000	930,000
7.375% due 01/15/2017		2,385,000	2,218,050
Orion Power Holdings, Inc.
12.00% due 05/01/2010		4,925,000	5,078,906
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016		11,510,000	4,316,250
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015		1,650,000	825,000

			101,528,121

TOTAL CORPORATE BONDS (Cost $1,849,312,037)			$1,247,339,910

CONVERTIBLE BONDS - 0.64%
Communications - 0.64%
Virgin Media, Inc.
6.50% due 11/15/2016 (g)		17,545,000	9,551,498

TOTAL CONVERTIBLE BONDS (Cost $9,331,287)			$9,551,498

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.13%

Argentina - 0.13%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	2,185,000,000	153,684
7.625 due 08/11/2007 ^		4,400,000,000	309,479
8.00% due 02/26/2008 ^		450,000	61,282
8.50% due 02/23/2005 ^		2,003,000	272,772
9.00% due 06/20/2003 ^		925,000	125,968
9.25% due 10/21/2002 ^		1,075,000	146,395
9.25% due 07/20/2004 ^		600,000	81,709
9.75% due 11/26/2003 ^		1,975,000	268,958
10.00% due 02/22/2007 ^		825,000	112,350
10.00% due 09/07/2007 ^		1,000,000	136,181
10.00% due 01/03/2007 ^		1,075,000,000	75,611

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)

Argentina (continued)
Republic of Argentina (continued)
10.50% due 11/14/2002 ^	EUR	3,500,000	$243,700

			1,988,089

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $5,057,778)			$1,988,089

COMMON STOCKS - 0.00%

Communications - 0.00%
Maxcom Telecomunicaciones SAB de CV *		13,302	29,930
Viatel Holdings Bermuda, Ltd. *		38	19
XO Holdings, Inc. *		5,320	1,037

			30,986
Utilities - 0.00%
PNM Resources, Inc.		210	1,735

TOTAL COMMON STOCKS (Cost $5,043,637)			$32,721

PREFERRED STOCKS - 0.47%

Communications - 0.00%
ION Media Networks, Inc., Series B, 12.00% (e)		13	0

Financial - 0.47%
Bank of America Corp., Series L, 7.25%		11,220	4,762,890
Citigroup, Inc., Series T, 6.50%		45,300	1,238,955
Preferred Blocker, Inc., 7.00% (g)		4,957	986,879

			6,988,724

TOTAL PREFERRED STOCKS (Cost $14,480,512)			$6,988,724

TERM LOANS - 3.66%

Basic Materials - 0.14%
Lyondell Chemical Company
5.00% due 12/20/2014 (b)		7,410,000	1,556,100
Verso Paper Holdings, Inc.
11.61% due 02/01/2013 (b)		1,838,847	459,712

			2,015,812
Communications - 1.05%
Idearc, Inc.
7.38% due 11/01/2014 (b)		6,268,642	2,379,470
Newsday LLC
9.75% due 07/15/2013 (b)		1,000,000	906,250
9.75% due 08/01/2013 (b)		5,000,000	4,531,250
Wind Acquisition Finance SA, PIK
12.65% due 12/21/2011 (b)		11,270,642	7,776,743

			15,593,713
Consumer, Cyclical - 0.57%
Allison Transmission, Inc.
8.45% due 08/07/2014 (b)		9,721,712	6,413,627
Ford Motor Term Loan
8.35% due 11/29/2013		2,500,000	1,190,972
Rental Service Corp., 2nd Lien
8.90% due 12/01/2013 (b)		1,500,000	836,876

			8,441,475

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical - 0.86%
Bausch & Lomb, Inc.
8.25% due 04/11/2015 (b)	$4,989,940	$4,256,698
Community Health Systems, Inc.
7.51% due 07/02/2014 (b)	5,000,000	4,312,500
Iasis Holdco, Inc., PIK
10.61% due 06/15/2014 (b)	7,066,739	2,968,030
Penhall Holdings, PIK
12.84% due 04/01/2012 (b)	3,750,674	1,125,202
Simmons Holdco, Inc., PIK
10.61% due 02/15/2012 (b)	3,500,000	36,166

		12,698,596

Energy - 0.71%
Ashmore Energy
8.35% due 03/30/2014 (b)	4,470,998	2,794,374
Stallion Oilfield Services
9.86% due 07/31/2012 (b)	5,300,000	397,500
Turbo Beta, Ltd.
12.00% due 03/15/2018	9,356,944	7,321,809

		10,513,683

Financial - 0.30%
HSBC Bank PLC
8.90% due 12/20/2010 (b)	62,682,000	904,357
RSHB Capital
9.50% due 02/11/2011 (b)	153,637,000	3,619,149

		4,523,506

Utilities - 0.03%
NRG Energy, Inc.
5.62% due 02/01/2014 (b)	493,748	442,522

TOTAL TERM LOANS (Cost $81,935,245)		$54,229,307

WARRANTS - 0.00%

Government - 0.00%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *	346,000	58,509

TOTAL WARRANTS (Cost $107,260)		$58,509

REPURCHASE AGREEMENTS - 2.34%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2009 at
0.17% to be repurchased at
$34,720,164 on 4/1/2009,
collateralized by $32,612,000
Federal Home Loan Mortgage
Corp., 4.125% due 12/21/2012
(valued at $35,414,349, including
interest)	$34,720,000	$34,720,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,720,000)		$34,720,000

SHORT TERM INVESTMENTS - 2.34%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$4,632,818	$4,632,818

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 06/25/2009	$30,000,000	$29,990,791

TOTAL SHORT TERM INVESTMENTS
(Cost $34,623,609)		$34,623,609

Total Investments (High Yield Trust)
(Cost $2,094,748,310) - 96.70%		$1,434,085,737
Other Assets in Excess of Liabilities - 3.30%		48,950,227

TOTAL NET ASSETS - 100.00%		$1,483,035,964

Income Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.75%

Federal Home Loan Bank - 0.75%
5.50% due 05/01/2037 to 06/01/2037		$2,534,387	$2,633,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,501,934)			$2,633,189

CORPORATE BONDS - 54.75%

Basic Materials - 0.05%
Ineos Group Holdings PLC
7.875% due 02/15/2016 (g)	EUR	1,650,000	164,414

Communications - 6.58%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		$2,700,000	2,625,750
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^		3,000,000	322,500
11.75% due 05/15/2014 ^		5,000,000	56,250
13.50% due 01/15/2014 ^		4,000,000	45,000
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (g)		6,500,000	5,850,000
Crown Castle International Corp.
9.00% due 01/15/2015		1,000,000	1,002,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		1,000,000	992,500
Dex Media West LLC
9.875% due 08/15/2013		1,500,000	300,000
Dex Media, Inc.
8.00% due 11/15/2013		2,455,000	306,875
9.00% due 11/15/2013		1,000,000	125,000
9.00% due 11/15/2013		4,500,000	562,500
DirecTV Holdings LLC
7.625% due 05/15/2016		4,000,000	3,920,000
EchoStar DBS Corp.
7.75% due 05/31/2015		5,000,000	4,600,000
Lamar Media Corp.
9.75% due 04/01/2014		800,000	779,000
Nortel Networks, Ltd.
10.75% due 07/15/2016 ^ (g)		3,400,000	612,000
R.H. Donnelley Corp.
8.875% due 10/15/2017		3,500,000	192,500
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		1,750,000	96,250
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		1,750,000	96,250

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	$3,500,000	$201,250
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	2,500,000	250,000

		22,936,125

Consumer, Cyclical - 2.33%
Dollar General Corp.
10.625% due 07/15/2015	3,500,000	3,491,250
Dollar General Corp., PIK
11.875% due 07/15/2017	2,500,000	2,456,250
Ford Motor Company
7.45% due 07/16/2031	200,000	63,500
General Motors Corp.
8.375% due 07/15/2033	2,100,000	252,000
KB Home
5.75% due 02/01/2014	700,000	553,875
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	175,000
13.00% due 11/15/2013 (g)	1,500,000	1,117,500

		8,109,375

Consumer, Non-cyclical - 10.77%
Altria Group, Inc.
8.50% due 11/10/2013	1,500,000	1,626,825
9.25% due 08/06/2019	2,400,000	2,566,065
9.70% due 11/10/2018	3,000,000	3,265,500
Anheuser-Busch InBev NV
7.20% due 01/15/2014	1,250,000	1,309,819
Ceridian Corp.
11.25% due 11/15/2015	3,500,000	1,470,000
Community Health Systems, Inc.
8.875% due 07/15/2015	3,500,000	3,307,500
DaVita, Inc.
7.25% due 03/15/2015	1,700,000	1,634,125
HCA, Inc.
6.50% due 02/15/2016	2,200,000	1,441,000
9.25% due 11/15/2016	1,400,000	1,274,000
Hertz Corp.
8.875% due 01/01/2014	3,000,000	1,818,750
10.50% due 01/01/2016	1,000,000	435,000
JohnsonDiversey Holdings, Inc.
10.67% due 05/15/2013	2,000,000	1,500,000
Mylan, Inc.
3.75% due 09/15/2015 (g)	1,500,000	1,701,150
Tenet Healthcare Corp.
7.375% due 02/01/2013	1,000,000	795,000
9.00% due 05/01/2015 (g)	3,250,000	3,136,250
9.25% due 02/01/2015 (a)	7,000,000	5,390,000
10.00% due 05/01/2018 (g)	3,250,000	3,144,375
Tyson Foods, Inc.
10.50% due 03/01/2014 (g)	700,000	714,000
U.S. Oncology Holdings, Inc., PIK
6.903% due 03/15/2012	1,677,000	1,006,200

		37,535,559

Energy - 11.92%
Callon Petroleum Company, Series B
9.75% due 12/08/2010	1,500,000	600,000

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Chesapeake Energy Corp.
6.50% due 08/15/2017	$2,400,000	$1,956,000
6.875% due 11/15/2020	300,000	234,750
7.25% due 12/15/2018	4,500,000	3,695,625
9.50% due 02/15/2015	2,600,000	2,528,500
Dynegy Holdings, Inc.
6.875% due 04/01/2011	3,500,000	3,115,000
7.75% due 06/01/2019	1,000,000	650,000
8.375% due 05/01/2016	4,000,000	2,710,000
8.75% due 02/15/2012	400,000	348,000
El Paso Corp.
7.25% due 06/01/2018	2,500,000	2,125,000
7.75% due 01/15/2032	300,000	223,511
12.00% due 12/12/2013	800,000	842,000
Forest Oil Corp.
8.50% due 02/15/2014 (g)	1,000,000	927,500
Mariner Energy, Inc.
7.50% due 04/15/2013	500,000	370,000
Newfield Exploration Company
6.625% due 04/15/2016	2,500,000	2,237,500
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	4,000,000	3,520,000
10.50% due 08/01/2014	1,600,000	1,592,000
Pioneer Natural Resources Company
6.65% due 03/15/2017	750,000	568,942
6.875% due 05/01/2018	1,500,000	1,102,518
Plains Exploration & Production Company
7.75% due 06/15/2015	1,500,000	1,290,000
Sabine Pass LNG LP
7.25% due 11/30/2013	1,000,000	705,000
7.50% due 11/30/2016	1,800,000	1,206,000
SESI LLC
6.875% due 06/01/2014	1,000,000	810,000
Valero Energy Corp.
9.375% due 03/15/2019	1,000,000	1,032,370
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	2,000,000	1,280,000
Weatherford International, Ltd.
9.625% due 03/01/2019	1,100,000	1,137,744
9.875% due 03/01/2039	1,000,000	983,338
Williams Companies, Inc.
8.75% due 01/15/2020	750,000	746,250
Woodside Finance, Ltd.
8.125% due 03/01/2014	2,000,000	2,021,712
8.75% due 03/01/2019	1,000,000	984,587

		41,543,847

Financial - 14.18%
American Express Company
7.00% due 03/19/2018	500,000	441,071
American Express Credit Corp., Series C
7.30% due 08/20/2013	2,500,000	2,320,635
Bank of America Corp.
8.125% due 12/29/2049 (b)	500,000	205,045
CEVA Group PLC, ADR
10.00% due 09/01/2014 (g)	2,000,000	765,000
Duke Realty LP
3.75% due 12/01/2011 (g)	2,000,000	1,372,532
5.95% due 02/15/2017	600,000	358,825

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Ford Motor Credit Company LLC
7.25% due 10/25/2011	$1,000,000	$711,956
7.375% due 10/28/2009	8,000,000	7,174,800
7.375% due 02/01/2011	2,000,000	1,511,418
7.875% due 06/15/2010	6,500,000	5,371,633
9.75% due 09/15/2010	1,800,000	1,480,763
GMAC LLC
6.75% due 12/01/2014 (g)	207,000	120,296
6.875% due 09/15/2011 (g)	1,899,000	1,349,467
7.75% due 01/19/2010 (g)	4,210,000	3,536,905
Goldman Sachs Group, Inc.
7.50% due 02/15/2019	1,300,000	1,297,157
12.50% due 04/01/2010	6,000,000	2,052,822
Host Hotels & Resort LP, REIT
6.375% due 03/15/2015	1,470,000	1,087,800
Host Marriott LP
7.125% due 11/01/2013	500,000	403,750
iStar Financial, Inc.
8.625% due 06/01/2013	2,750,000	880,000
iStar Financial, Inc., REIT
5.15% due 03/01/2012	500,000	180,000
JPMorgan Chase & Company, Series 1
7.90% to 04/30/2018, then variable due
12/31/2049	6,850,000	4,402,084
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^	3,500,000	446,250
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(g)	5,000,000	2,450,000
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	1,000,000	782,093
Morgan Stanley
5.30% due 03/01/2013	2,000,000	1,923,118
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	500,000	370,000
Simon Property Group LP
10.35% due 04/01/2019	2,000,000	1,943,758
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	83,000
Vornado Realty Trust
2.85% due 04/01/2027	1,000,000	750,000
Washington Mutual Preferred Funding
9.75% due 10/29/2049 ^ (g)	500,000	50
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049	900,000	428,684
Wells Fargo Capital XV
9.75% due 12/29/2049	4,400,000	3,212,000

		49,412,912

Industrial - 3.56%
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	1,000,000	932,500
7.375% due 04/15/2014	4,000,000	3,790,000
Anixter, Inc.
10.00% due 03/15/2014	300,000	278,250
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,056,250
Ingersoll-Rand Global Holding Company, Ltd.
9.50% due 04/15/2014	700,000	714,000

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Nortek, Inc.
10.00% due 12/01/2013 (g)	$1,000,000	$417,500
RBS Global, Inc.
9.50% due 08/01/2014	1,000,000	810,000
11.75% due 08/01/2016	1,000,000	610,000
Rexnord Holdings, Inc., PIK
7.511% due 03/01/2013 (g)	2,098,645	902,417
Sanmina-SCI Corp.
6.75% due 03/01/2013	700,000	273,000
8.125% due 03/01/2016	500,000	175,000
Terex Corp.
8.00% due 11/15/2017	3,000,000	2,430,000

		12,388,917

Technology - 1.51%
First Data Corp.
9.875% due 09/24/2015	2,500,000	1,462,500
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,300,000	903,000
10.125% due 12/15/2016	4,000,000	720,000
Sungard Data Systems, Inc.
10.625% due 05/15/2015 (g)	2,500,000	2,187,500

		5,273,000

Utilities - 3.85%
Aquila, Inc.
11.875% due 07/01/2012	684,000	718,200
Arizona Public Service Company
8.75% due 03/01/2019	1,000,000	1,004,061
Dominion Resources, Inc.
8.875% due 01/15/2019	1,000,000	1,132,095
Energy Future Holdings Corp.
11.25% due 11/01/2017	4,100,000	1,732,250
Illinois Power Company
9.75% due 11/15/2018	1,000,000	1,088,654
Intergen NV
9.00% due 06/30/2017 (g)	1,000,000	905,000
Public Service Company of New Mexico
7.95% due 05/15/2018	2,500,000	2,193,750
Reliant Energy, Inc.
7.625% due 06/15/2014	900,000	729,000
7.875% due 12/31/2017	400,000	316,000
Sempra Energy
8.90% due 11/15/2013	1,000,000	1,086,911
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	2,000,000	750,000
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	3,500,000	1,750,000

		13,405,921

TOTAL CORPORATE BONDS (Cost $257,923,979)		$190,770,070

CONVERTIBLE BONDS - 1.05%

Financial - 0.80%
Goldman Sachs Group, Inc., Series XTO
9.00% due 08/18/2009	35,000	1,074,136
iStar Financial, Inc.
1.935% due 10/01/2012 (b)	3,200,000	911,680

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)

Financial (continued)
Vornado Realty Trust
3.625% due 11/15/2026	$1,000,000	$790,400

		2,776,216
Technology - 0.25%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012 (g)	2,000,000	885,920

TOTAL CONVERTIBLE BONDS (Cost $7,302,615)		$3,662,136

COMMON STOCKS - 27.45%

Basic Materials - 1.69%
Barrick Gold Corp.	12,600	408,492
Newmont Mining Corp.	122,700	5,492,052

		5,900,544
Communications - 1.08%
AT&T, Inc.	125,000	3,150,000
Comcast Corp., Class A	46,072	628,422

		3,778,422
Consumer, Non-cyclical - 2.56%
Merck & Company, Inc.	180,000	4,815,000
Pfizer, Inc.	300,000	4,086,000

		8,901,000
Energy - 3.91%
Canadian Oil Sands Trust	175,000	3,365,919
ConocoPhillips Company	100,000	3,916,000
Duke Energy Corp.	300,000	4,296,000
Spectra Energy Corp.	145,000	2,050,300

		13,628,219
Financial - 2.69%
Bank of America Corp. (a)	358,000	2,441,560
Barclays PLC	150,000	318,469
Duke Realty Corp., REIT (a)	75,000	412,500
HSBC Holdings PLC	250,000	1,391,892
iStar Financial, Inc., REIT (a)	110,200	309,662
JPMorgan Chase & Company	75,000	1,993,500
Wells Fargo & Company	174,800	2,489,152

		9,356,735
Technology - 1.54%
Intel Corp.	250,000	3,762,500
Maxim Integrated Products, Inc.	120,000	1,585,200

		5,347,700
Utilities - 13.98%
AGL Resources, Inc.	75,000	1,989,750
Ameren Corp.	75,000	1,739,250
American Electric Power Company, Inc.	70,000	1,768,200
CenterPoint Energy, Inc.	100,000	1,043,000
Consolidated Edison, Inc.	80,000	3,168,800
Dominion Resources, Inc.	100,000	3,099,000
FirstEnergy Corp.	60,000	2,316,000
FPL Group, Inc.	60,000	3,043,800
NiSource, Inc.	30,000	294,000
PG&E Corp.	150,000	5,733,000
Pinnacle West Capital Corp.	70,000	1,859,200

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Portland General Electric Company	100,000	$1,759,000
Progress Energy, Inc.	100,000	3,626,000
Public Service Enterprise Group, Inc.	150,000	4,420,500
Sempra Energy	60,800	2,811,392
Southern Company	140,000	4,286,800
Teco Energy, Inc. (a)	200,000	2,230,000
Xcel Energy, Inc.	190,000	3,539,700

		48,727,392

TOTAL COMMON STOCKS (Cost $148,534,410)		$95,640,012

PREFERRED STOCKS - 3.94%

Consumer, Cyclical - 0.06%
General Motors Corp., Series C, 6.25%	85,000	215,900

Consumer, Non-cyclical - 0.91%
Schering-Plough Corp., 6.00%	15,000	3,170,250

Energy - 0.50%
SandRidge Energy, Inc., 8.50%	18,000	1,734,685

Financial - 2.10%
Bank of America Corp., Series L, 7.25%	4,000	1,698,000
Citigroup, Inc., Series T, 6.50%	73,300	2,004,755
Federal Home Loan Mortgage Corp., Series Z	94,900	43,654
Federal National Mortgage Association,
5.375%	20	26,800
Federal National Mortgage Association,
Series 08-1, 8.75%	56,800	59,072
Federal National Mortgage Association,
Series Q, 6.75%	80,000	36,800
Federal National Mortgage Association,
Series R, 7.625%	60,200	43,946
Federal National Mortgage Association,
Series S (i)	79,300	56,303
FelCor Lodging Trust, Inc., Series A,
$1.95/share	90,000	360,000
Legg Mason, Inc., 7.00%	67,500	1,213,880
Preferred Blocker, Inc., 7.00% (g)	1,341	266,985
Washington Mutual, Inc., Series R, 7.75%	196	960
Wells Fargo & Company, Series L, 7.50%	3,100	1,484,869

		7,296,024
Utilities - 0.37%
CMS Energy Trust I, 7.75%	45,000	1,300,023

TOTAL PREFERRED STOCKS (Cost $32,875,970)		$13,716,882

TERM LOANS - 3.22%

Communications - 0.75%
Clear Channel Communications, Term Loan B
4.121% due 11/13/2015 (b)	5,500,000	2,026,409
Idearc, Inc., Term Loan A
1.98% due 11/17/2013 (b)	1,481,250	576,454

		2,602,863
Consumer, Cyclical - 0.55%
Allison Transmission, Inc.
3.14% due 08/07/2014 (b)(g)	2,913,919	1,922,376

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical - 0.60%
Bausch & Lomb, Inc.
4.47% due 04/28/2015 (b)	$594,000	$506,715
U.S. Investigations Services, Inc.
3.976% due 02/21/2015 (b)	1,969,925	1,582,506

		2,089,221

Technology - 0.76%
First Data Corp., Tranche B2
3.228% due 09/24/2014 (b)	1,970,000	1,324,086
First Data Corp., Tranche B3
3.271% due 09/24/2014 (b)	1,974,937	1,325,951

		2,650,037

Utilities - 0.56%
Texas Competitive Electric Holdings Company LLC
5.367% due 10/10/2014 (b)	2,972,475	1,954,866

TOTAL TERM LOANS (Cost $17,463,181)		$11,219,363

REPURCHASE AGREEMENTS - 2.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$6,998,019 on 04/01/2009,
collateralized by $6,590,000
Federal Home Loan Mortgage
Corp., 6.875% due 09/15/2010
(valued at $7,141,913, including
interest)	$6,998,000	$6,998,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,998,000)		$6,998,000

SHORT TERM INVESTMENTS - 7.10%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$16,985,000	$16,985,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	7,762,825	7,762,825

TOTAL SHORT TERM INVESTMENTS
(Cost $24,747,825)		$24,747,825

Total Investments (Income Trust)
(Cost $498,347,914) - 100.27%		$349,387,477
Liabilities in Excess of Other Assets - (0.27)%		(945,822)

TOTAL NET ASSETS - 100.00%		$348,441,655

Income & Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 56.89%

Basic Materials - 4.02%
Air Products & Chemicals, Inc.	11,600	$652,500
Allegheny Technologies, Inc. (a)	43,600	956,148
Barrick Gold Corp.	68,500	2,220,770
Biogen Idec, Inc. *	36,300	1,902,846
Cliffs Natural Resources, Inc. (a)	17,300	314,168
Freeport-McMoRan Copper & Gold, Inc.,
Class B	8,500	323,935

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Monsanto Company	14,600	$1,213,260
Nucor Corp.	28,400	1,084,028
Potash Corp. of Saskatchewan, Inc.	13,400	1,082,854

		9,750,509
Communications - 9.14%
American Tower Corp., Class A *	76,300	2,321,809
AT&T, Inc.	101,700	2,562,840
CBS Corp., Class B	48,100	184,704
Cisco Systems, Inc. *	193,200	3,239,964
Comcast Corp., Class A	35,350	482,174
Google, Inc., Class A *	13,100	4,559,586
Monster Worldwide, Inc. *	45,800	373,270
Omnicom Group, Inc.	72,800	1,703,520
Polycom, Inc. *	18,500	284,715
QUALCOMM, Inc.	58,100	2,260,671
Time Warner Cable, Inc. * (a)	10,900	270,320
Viacom, Inc., Class B *	49,250	855,965
Walt Disney Company	100,900	1,832,344
Yahoo!, Inc. *	97,800	1,252,818

		22,184,700
Consumer, Cyclical - 5.82%
Best Buy Company, Inc.	14,700	558,012
BorgWarner, Inc. (a)	42,500	862,750
Carnival Corp.	38,200	825,120
Costco Wholesale Corp.	6,000	277,920
Hanesbrands, Inc. *	40,312	385,786
Home Depot, Inc.	35,600	838,736
Honda Motor Company, Ltd., ADR	40,600	962,220
Johnson Controls, Inc.	13,700	164,400
Lowe's Companies, Inc.	29,300	534,725
Nintendo Company, Ltd.	23,100	843,150
Nordstrom, Inc. (a)	18,500	309,875
Southwest Airlines Company	57,400	363,342
Target Corp.	120,600	4,147,434
Urban Outfitters, Inc. *	16,900	276,653
Wal-Mart Stores, Inc.	53,100	2,766,510

		14,116,633
Consumer, Non-cyclical - 17.82%
Abbott Laboratories	62,000	2,957,400
Allergan, Inc.	72,900	3,481,704
Altria Group, Inc.	111,700	1,789,434
Apollo Group, Inc., Class A *	17,200	1,347,276
AstraZeneca PLC, SADR	20,200	716,090
Baxter International, Inc.	75,400	3,861,988
Cardinal Health, Inc.	34,900	1,098,652
Celgene Corp. *	81,200	3,605,280
DaVita, Inc. *	56,450	2,480,977
Forest Laboratories, Inc. *	20,100	441,396
General Mills, Inc.	8,000	399,040
Gilead Sciences, Inc. *	16,000	741,120
Health Net, Inc. *	9,200	133,216
Iron Mountain, Inc. *	32,400	718,308
Kimberly-Clark Corp.	5,000	230,550
Kraft Foods, Inc., Class A	88,389	1,970,191
Medtronic, Inc.	44,800	1,320,256

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Paychex, Inc.	50,800	$1,304,036
PepsiCo, Inc.	78,500	4,041,180
Philip Morris International, Inc.	83,400	2,967,372
Roche Holding AG, SADR	7,600	261,440
Sanofi-Aventis SA, ADR	8,900	248,577
Sara Lee Corp.	305,800	2,470,864
Shire Pharmaceuticals Group PLC, ADR	39,100	1,405,254
Strayer Education, Inc. (a)	600	107,922
Teva Pharmaceutical Industries, Ltd., SADR	19,400	873,970
The Coca-Cola Company	13,600	597,720
Unilever NV	14,200	278,320
UnitedHealth Group, Inc.	38,500	805,805
Visa, Inc.	10,500	583,800

		43,239,138
Energy - 4.86%
Anadarko Petroleum Corp.	13,900	540,571
Baker Hughes, Inc.	25,000	713,750
Chevron Corp.	32,955	2,215,894
CMS Energy Corp.	37,800	447,552
Devon Energy Corp.	4,000	178,760
Diamond Offshore Drilling, Inc. (a)	7,600	477,736
EOG Resources, Inc.	7,700	421,652
Exxon Mobil Corp.	12,400	844,440
Marathon Oil Corp.	24,700	649,363
Royal Dutch Shell PLC, ADR, Class B	16,495	719,347
Royal Dutch Shell PLC, ADR	58,800	2,604,840
Schlumberger, Ltd.	48,600	1,974,132

		11,788,037
Financial - 5.05%
ACE, Ltd.	7,300	294,920
Berkshire Hathaway, Inc., Class A *	15	1,300,500
Goldman Sachs Group, Inc.	40,570	4,301,232
Hudson City Bancorp, Inc.	168,800	1,973,272
JPMorgan Chase & Company	62,816	1,669,649
Progressive Corp. *	114,800	1,542,912
RenaissanceRe Holdings, Ltd.	17,000	840,480
T. Rowe Price Group, Inc. (a)	12,100	349,206

		12,272,171
Industrial - 5.03%
Danaher Corp.	7,400	401,228
Emerson Electric Company	14,300	408,694
FedEx Corp.	5,500	244,695
Fluor Corp.	58,100	2,007,355
General Electric Company	177,100	1,790,481
Illinois Tool Works, Inc.	31,400	968,690
Jabil Circuit, Inc.	71,700	398,652
Jacobs Engineering Group, Inc. *	5,700	220,362
Union Pacific Corp.	12,300	505,653
United Parcel Service, Inc., Class B	83,200	4,095,104
United Technologies Corp.	10,600	455,588
Vulcan Materials Company (a)	15,900	704,211

		12,200,713
Technology - 4.73%
Adobe Systems, Inc. *	35,000	748,650

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Agilent Technologies, Inc. *	41,300	$634,781
Apple, Inc. *	12,800	1,345,536
Broadcom Corp., Class A *	60,100	1,200,798
Brocade Communications Systems, Inc. *	235,600	812,820
Cerner Corp. * (a)	48,300	2,123,751
First Solar, Inc. *	4,600	610,420
Hewlett-Packard Company	19,200	615,552
International Business Machines Corp.	7,300	707,297
Lam Research Corp. *	10,500	239,085
Maxim Integrated Products, Inc.	54,400	718,624
Microchip Technology, Inc. (a)	16,100	341,159
Microsoft Corp.	29,880	548,896
NetApp, Inc. *	34,400	510,496
Oracle Corp. *	17,500	316,225

		11,474,090
Utilities - 0.42%
American Water Works Company, Inc.	37,700	725,348
Edison International	10,400	299,624

		1,024,972

TOTAL COMMON STOCKS (Cost $176,716,097)		$138,050,963

PREFERRED STOCKS - 0.24%

Consumer, Non-cyclical - 0.24%
Schering-Plough Corp., 6.00% *	2,800	591,780

TOTAL PREFERRED STOCKS (Cost $700,000)		$591,780

U.S. TREASURY OBLIGATIONS - 12.06%

Treasury Inflation-Protected
Securities (d) - 0.48%
1.875% due 07/15/2013 to 07/15/2015	1,142,658	1,171,606

U.S. Treasury Bonds - 4.31%
2.75% due 10/31/2013	3,190,000	3,364,455
3.50% due 12/15/2009	1,690,000	1,725,317
4.375% due 02/15/2038	1,100,000	1,249,532
5.50% due 08/15/2028	925,000	1,167,379
6.25% due 08/15/2023	2,235,000	2,940,422

		10,447,105
U.S. Treasury Notes - 7.27%
1.125% due 12/15/2011	1,220,000	1,223,145
1.875% due 02/28/2014	13,300,000	13,445,502
3.50% due 02/15/2018	1,630,000	1,749,194
3.625% due 07/15/2009	50,000	50,492
4.875% due 06/30/2009	1,151,000	1,164,173

		17,632,506

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,793,660)		$29,251,217

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.42%

Federal Agricultural Mortgage Corp. - 0.26%
5.125% due 03/30/2011	605,000	644,192

Federal Home Loan Bank - 0.97%
2.25% due 10/02/2009	1,925,000	1,936,731

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Bank (continued)
5.625% due 06/13/2016	$420,000	$410,020

		2,346,751

Federal Home Loan Mortgage Corp. - 3.34%
2.875% due 11/23/2010	1,085,000	1,113,161
5.00% due 11/01/2023 to 02/01/2038	3,795,256	3,923,668
5.476% due 02/01/2038 (b)	454,669	470,811
5.50% due 04/01/2038	948,757	989,005
5.725% due 11/01/2037 (b)	87,739	90,774
6.00% due 04/01/2016 to 08/01/2016	150,097	157,756
6.268% due 02/01/2037	211,115	218,036
6.50% due 08/01/2038	44,972	47,490
6.625% due 09/15/2009	1,070,000	1,099,302

		8,110,003

Federal National Mortgage
Association - 12.85%
2.875% due 12/11/2013 (a)	3,495,000	3,572,697
4.50% due 01/01/2039	2,851,313	2,915,691
5.00% due 03/01/2037 to 02/01/2039	7,653,978	7,906,918
5.50% due 01/01/2037 to 05/25/2037	1,736,042	1,803,095
6.00% due 06/01/2021 to 11/01/2038	8,710,909	9,112,634
6.25% due 02/01/2011 to 05/15/2029	325,000	382,289
6.50% IO due 07/01/2037	1,128,442	1,186,318
6.50% TBA **	3,140,000	3,306,567
7.00% due 03/01/2037 to 10/01/2047	827,318	877,768
7.50% due 09/01/2029 to 10/01/2031	103,397	111,034

		31,175,011

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,417,488)		$42,275,957

CORPORATE BONDS - 7.60%

Basic Materials - 0.02%
Biogen Idec, Inc.
6.00% due 03/01/2013	60,000	60,802

Communications - 1.66%
AT&T, Inc.
5.80% due 02/15/2019	430,000	420,941
6.30% due 01/15/2038	60,000	52,687
6.70% due 11/15/2013	340,000	363,138
Charter Communications Operating LLC
8.375% due 04/30/2014 ^ (g)	300,000	264,000
Comcast Cable Communications LLC
7.125% due 06/15/2013	170,000	176,936
Comcast Corp.
6.95% due 08/15/2037	125,000	116,402
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	127,276
News America, Inc.
5.30% due 12/15/2014	280,000	263,194
Nielsen Finance LLC
10.00% due 08/01/2014	400,000	344,000
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	125,274
Telecom Italia Capital SA
5.25% due 10/01/2015	50,000	42,158
5.25% due 11/15/2013	200,000	179,607

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Telecom Italia Capital SA (continued)
7.20% due 07/18/2036	$130,000	$102,865
7.721% due 06/04/2038	85,000	70,698
Thomson Reuters Corp.
5.95% due 07/15/2013	75,000	73,258
6.50% due 07/15/2018	140,000	130,418
Time Warner Cable, Inc.
6.75% due 07/01/2018	95,000	89,177
8.75% due 02/14/2019	180,000	191,129
Time Warner, Inc.
5.875% due 11/15/2016	135,000	127,766
7.625% due 04/15/2031	130,000	116,158
Verizon Communications, Inc.
5.25% due 04/15/2013	50,000	51,039
8.95% due 03/01/2039	120,000	137,903
Viacom, Inc.
6.25% due 04/30/2016	70,000	61,456
Vodafone Group PLC
6.15% due 02/27/2037	145,000	136,717
Windstream Corp.
7.00% due 03/15/2019	300,000	264,000

		4,028,197

Consumer, Cyclical - 0.27%
DaimlerChrysler NA Holding Corp.
7.30% due 01/15/2012	140,000	134,188
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	295,000	224,200
Walgreen Company
4.875% due 08/01/2013	75,000	79,476
5.25% due 01/15/2019	220,000	220,649

		658,513

Consumer, Non-cyclical - 0.99%
Abbott Laboratories
5.875% due 05/15/2016	65,000	69,709
Aramark Services, Inc.
8.50% due 02/01/2015	380,000	349,600
AstraZeneca PLC
5.40% due 09/15/2012	100,000	106,531
Cardinal Health, Inc.
5.80% due 10/15/2016	250,000	229,628
Delhaize Group
6.50% due 06/15/2017	50,000	48,333
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/2013	200,000	208,080
HCA, Inc.
9.25% due 11/15/2016	200,000	182,000
Hospira, Inc.
5.55% due 03/30/2012	75,000	75,948
Kraft Foods, Inc.
6.125% due 08/23/2018	200,000	200,479
6.875% due 02/01/2038	75,000	73,653
Schering Plough Corp.
5.55% due 12/01/2013	120,000	126,122
Smithfield Foods, Inc.
8.00% due 10/15/2009	275,000	273,625
Tenet Healthcare Corp.
9.875% due 07/01/2014	250,000	195,000

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	$350,000	$266,875

		2,405,583

Energy - 0.33%
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	50,000	43,819
Husky Energy, Inc.
6.80% due 09/15/2037	50,000	38,203
Kinder Morgan Energy Partners LP
6.00% due 02/01/2017	335,000	314,625
TransCanada Pipelines, Ltd.
6.20% due 10/15/2037	150,000	127,022
6.50% due 08/15/2018	80,000	79,792
TransCanada Pipelines, Ltd., ADR
6.35% due 05/15/2067 (b)	170,000	96,900
Williams Companies, Inc.
7.875% due 09/01/2021	98,000	90,650

		791,011

Financial - 2.78%
American Express Company
8.15% due 03/19/2038	75,000	68,116
BA Covered Bond Issuer
5.50% due 06/14/2012	240,000	235,102
Bank of America Corp.
5.30% due 03/15/2017	690,000	507,028
5.65% due 05/01/2018	100,000	83,427
CIT Group, Inc.
7.625% due 11/30/2012	50,000	36,802
Citigroup, Inc.
6.125% due 05/15/2018	680,000	586,933
CNA Financial Corp.
7.25% due 11/15/2023	100,000	59,886
CoBank ACB
1.92% due 06/15/2022 (b)(g)	360,000	252,680
Developers Diversified Realty Corp.
5.50% due 05/01/2015	45,000	20,335
Ford Motor Credit Company LLC
8.625% due 11/01/2010	150,000	119,475
General Electric Capital Corp.
5.875% due 01/14/2038	450,000	321,429
Goldman Sachs Group, Inc.
7.50% due 02/15/2019	545,000	543,808
HBOS PLC
6.75% due 05/21/2018 (g)	100,000	77,140
Hospitality Properties Trust
6.70% due 01/15/2018	400,000	204,689
JPMorgan Chase Bank NA
5.875% due 06/13/2016	250,000	233,893
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	680,000	637,416
Kimco Realty Corp.
4.82% due 06/01/2014	125,000	81,952
Korea Development Bank
5.30% due 01/17/2013	100,000	92,760
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	150,000	81,421
7.50% due 08/15/2036 (g)	480,000	269,653

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
National Rural Utilities Cooperative Finance Corp.
5.50% due 07/01/2013	$100,000	$100,825
10.375% due 11/01/2018	250,000	289,427
Nationwide Financial Services
6.75% due 05/15/2037	290,000	122,096
Nationwide Mutual Insurance Company
7.875% due 04/01/2033 (g)	60,000	34,021
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)(g)	500,000	138,417
ProLogis
5.625% due 11/15/2015	130,000	66,262
6.625% due 05/15/2018	125,000	63,363
Simon Property Group LP
6.125% due 05/30/2018	170,000	133,634
Simon Property Group LP, REIT
5.30% due 05/30/2013	150,000	122,479
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	240,000	146,849
The Charles Schwab Corp., MTN
6.375% due 09/01/2017	70,000	64,405
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)(g)	200,000	126,000
US AgBank FCB
6.11% due 12/31/2049 (b)(g)	400,000	262,396
WEA Finance LLC/WCI Finance LLC
5.70% due 10/01/2016	75,000	55,885
Wells Fargo & Company
5.625% due 12/11/2017	190,000	173,358
Zions Bancorporation
5.50% due 11/16/2015	500,000	325,360

		6,738,722

Industrial - 0.71%
Atlas Copco AB, ADR
5.60% due 05/22/2017 (g)	125,000	112,933
BAE Systems Asset Trust
6.664% due 09/15/2013 (g)	695,585	653,850
7.156% due 12/15/2011 (g)	294,804	253,938
BNSF Funding Trust I
6.613% due 12/15/2055 (b)	35,000	25,375
Burlington Northern Santa Fe Corp.
6.15% due 05/01/2037	110,000	100,958
Norfolk Southern Corp.
5.75% due 04/01/2018	95,000	94,408
7.05% due 05/01/2037	60,000	62,094
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	300,000	69,750
Raytheon Company
6.40% due 12/15/2018	120,000	130,945
Union Pacific Corp.
5.70% due 08/15/2018	205,000	195,127
5.75% due 11/15/2017	25,000	23,867

		1,723,245

Technology - 0.08%
Hewlett-Packard Company
5.50% due 03/01/2018	100,000	102,543

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology (continued)
KLA-Tencor Corp.
6.90% due 05/01/2018	$120,000	$94,855

		197,398

Utilities - 0.76%
AES Corp.
7.75% due 10/15/2015	200,000	174,500
Alabama Power Company
5.80% due 11/15/2013	160,000	171,828
Appalachian Power Company
5.55% due 04/01/2011	125,000	124,981
Consumers Energy Company
6.125% due 03/15/2019	50,000	49,591
Edison Mission Energy
7.75% due 06/15/2016	200,000	152,000
Electricite de France SA
6.50% due 01/26/2019 (g)	170,000	175,124
Pacific Gas & Electric Company
4.20% due 03/01/2011	150,000	152,315
8.25% due 10/15/2018	210,000	247,503
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018	40,000	40,325
Taqa Abu Dhabi National Energy Company
6.60% due 08/01/2013 (g)	200,000	202,008
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	170,000	168,029
Veolia Environnement
5.25% due 06/03/2013	125,000	124,852
Virginia Electric and Power Company
5.95% due 09/15/2017	50,000	52,065

		1,835,121

TOTAL CORPORATE BONDS (Cost $21,354,128)		$18,438,592

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.66%
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	33,482	33,363
Bear Stearns Asset Backed Securities, Inc., Series
2005-AC3, Class 2A1
5.25% due 06/25/2020	183,955	127,429
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	75,000	55,301
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	637,417
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 3A1B
5.8994% due 09/20/2036 (b)	84,603	29,550
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	490,826
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	253,757	203,799
CS First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1
5.00% due 08/25/2020	55,422	49,706

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3233, Class PA
6.00% due 10/15/2036	$298,064	$313,667
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3312, Class PA
5.50% due 05/15/2037	110,209	113,994
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	100,917	103,612
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 11/25/2041	174,524	187,014
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	102,136	101,525
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	488,827
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	340,452
GSR Mortgage Loan Trust,
Series 2004-15F, Class 5A1
5.50% due 01/25/2020	361,084	358,376
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
0.9962% due 10/03/2015 (b)(g)	170,000	167,196
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,102,283
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	376,005	346,776
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8754% due 04/15/2045 (b)	125,000	94,301
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	693,971	694,392
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023 (g)	331,674	271,310
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.4544% due 07/15/2027 (b)(g)	119,137	86,466

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,230,293)		$6,458,786

ASSET BACKED SECURITIES - 0.96%
AmeriCredit Automobile Receivables
Trust, Series 2007-DF, Class A4A
5.56% due 06/06/2014	125,000	105,552
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	94,272	95,402
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (g)	250,000	190,600
Drive Auto Receivables Trust,
Series 2006-2, Class A3
5.33% due 04/15/2014 (g)	444,984	401,307
GSAA Trust, Series 2006-7, Class AF5A
6.2052% due 03/25/2046	125,000	76,088

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A6
5.08% due 11/25/2011 (g)	$330,000	$285,183
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	529,907
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA2, Class A1F
8.47% due 04/25/2037	5,798	5,695
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012	169,410	154,981
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	13,875	13,711
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010 (g)	472,378	478,476

TOTAL ASSET BACKED SECURITIES
(Cost $2,526,754)		$2,336,902

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.66%
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	86,298	61,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,230,293)		$6,458,786

SHORT TERM INVESTMENTS - 3.56%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$8,632,704	$8,632,704

TOTAL SHORT TERM INVESTMENTS
(Cost $8,632,704)		$8,632,704

REPURCHASE AGREEMENTS - 2.84%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$6,895,019 on 04/01/2009,
collateralized by $6,890,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $7,036,413,
including interest)	$6,895,000 $	$6,895,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,895,000)		$6,895,000

Total Investments (Income & Value Trust)
(Cost $294,266,124) - 104.23%		$252,931,901
Liabilities in Excess of Other Assets - (4.23)%		(10,273,633)

TOTAL NET ASSETS - 100.00%		$242,658,268

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
JOHN HANCOCK TRUST (k)
500 Index (MFC Global U.S.A.) (m)	19,017,851	$131,223,174
International Equity Index A (SSgA)	5,387,682	56,247,397
Mid Cap Index (MFC Global U.S.A.) (m)	3,849,320	37,492,376
Small Cap Index (MFC Global U.S.A.) (m)	4,841,469	37,618,215
Total Bond Market A (Declaration) (m)	8,664,943	115,850,286

TOTAL INVESTMENT COMPANIES (Cost $521,818,450)		378,431,448

Total Investments (Index Allocation Trust)
(Cost $521,818,450) - 100.02%		378,431,448
Liabilities in Excess of Other Assets - (0.02)%		(60,070)

TOTAL NET ASSETS - 100.00%		378,371,378

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.59%

Australia - 2.50%
Australia and New Zealand
Banking Group, Ltd.	168,074	$1,836,594
Bluescope Steel, Ltd.	181,127	324,923
CSL, Ltd.	23,998	542,271
Foster's Group, Ltd.	236,330	831,134
Macquarie Infrastructure Group	448,507	459,481
Mirvac Group, Ltd.	474,390	278,443
National Australia Bank, Ltd.	87,467	1,220,980
Origin Energy, Ltd.	158,505	1,630,719
QBE Insurance Group, Ltd.	54,014	724,596
Stockland Company, Ltd.	504,966	1,078,880
TABCORP Holdings, Ltd.	169,222	764,272
Telstra Corp., Ltd.	350,793	783,057
Woodside Petroleum, Ltd.	110,851	2,952,636
Woolworths, Ltd.	32,190	558,708

		13,986,694
Austria - 0.09%
OMV AG	14,078	470,964
Belgium - 1.02%
Belgacom SA	36,486	1,143,428
Colruyt SA	7,149	1,639,481
Delhaize Group	9,299	603,448
Dexia SA (a)	151,281	521,557
Fortis Group SA	255,095	466,078
KBC Bancassurance Holding NV	14,292	230,885
Mobistar SA *	8,219	518,965
Solvay SA	8,616	604,251

		5,728,093
Bermuda - 0.08%
Signet Jewelers, Ltd.	38,130	440,677

Canada - 2.95%
Bank of Montreal	92,600	2,422,965
Bank of Nova Scotia	41,400	1,020,224
Barrick Gold Corp.	24,500	793,024
BCE, Inc.	19,124	381,024

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Canadian Imperial Bank of Commerce	16,600	$604,067
Canadian National Railway Company	38,300	1,373,065
Canadian Natural Resources, Ltd.	7,663	297,269
Canadian Pacific Railway, Ltd.	27,100	806,466
IGM Financial, Inc.	20,800	501,688
Magna International, Inc.	23,400	622,490
National Bank of Canada	71,635	2,287,456
Penn West Energy Trust	29,400	277,024
Petro-Canada	76,400	2,052,402
Potash Corp. of Saskatchewan, Inc.	5,700	460,910
RONA, Inc. *	19,200	180,761
Royal Bank of Canada	45,300	1,321,490
Sun Life Financial, Inc.	59,200	1,072,437

		16,474,762
Denmark - 0.54%
H. Lundbeck AS	15,581	265,833
Novo Nordisk AS	50,440	2,418,389
Vestas Wind Systems AS *	7,146	313,925

		2,998,147
Finland - 1.01%
Fortum Corp. Oyj	18,016	343,161
Neste Oil Oyj *	63,911	849,493
Nokia AB Oyj	163,426	1,911,334
Nokian Renkaat Oyj	11,881	139,260
Outokumpu Oyj	41,586	449,938
Rautaruukki Oyj (a)	21,529	344,479
Sampo Oyj, A Shares	92,041	1,357,176
TietoEnator Oyj (a)	26,345	272,995

		5,667,836
France - 11.06%
Air France KLM	32,176	286,093
Air Liquide	15,278	1,242,382
Alstom	17,566	910,906
BNP Paribas SA	105,796	4,364,774
Cap Gemini SA	21,778	699,925
Carrefour SA	10,190	397,511
Casino Guich-Perrachon SA	19,861	1,292,300
Compagnie de Saint-Gobain SA (a)	29,636	830,370
Dassault Systemes SA (a)	16,210	629,468
Eramet	1,185	261,539
Essilor International SA	36,352	1,404,548
European Aeronautic Defence &
Space Company (a)	31,550	366,606
France Telecom SA	171,434	3,908,204
GDF Suez	68,050	2,333,746
Gemalto NV *	19,000	542,328
Hermes International SA (a)	23,037	2,680,101
L'Oreal SA	16,584	1,140,071
Pernod-Ricard SA	6,302	351,207
PSA Peugeot Citroen SA	27,756	524,908
Renault Regie Nationale SA	42,226	868,255
Sanofi-Aventis SA	320,293	17,975,196
Societe Generale	60,461	2,365,043
Technip SA	14,186	500,078
Total SA	290,397	14,359,951

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Unibail-Rodamco, REIT	6,368	$901,115
Vallourec SA	8,076	748,737

		61,885,362
Germany - 5.06%
Adidas-Salomon AG	41,610	1,381,004
Aixtron AG	41,049	211,165
Allianz SE	6,883	576,124
BASF SE	20,320	614,095
Bayerische Motoren Werke (BMW) AG	53,715	1,549,416
Beiersdorf AG	8,638	386,873
Bilfinger Berger AG	4,667	175,515
Demag Cranes AG	20,649	357,928
Deutsche Post AG	61,151	658,911
Deutsche Telekom AG	360,638	4,466,853
E.ON AG	47,887	1,328,102
Fresenius Medical Care AG	27,990	1,086,137
Fresenius SE	10,068	460,567
Gildemeister AG	20,916	161,669
Hannover Rueckversicherung AG	31,743	1,011,106
Heidelberger Druckmaschinen AG (a)	49,277	237,810
K&S AG	29,363	1,357,395
Kloeckner & Company SE	29,563	290,484
Metro AG	13,558	447,024
Muenchener Rueckversicherungs-
Gesellschaft AG	5,229	636,714
Norddeutsche Affinerie AG (a)	40,494	1,024,691
Puma AG	3,344	506,252
RWE AG	12,206	854,792
Salzgitter AG	23,492	1,307,490
SAP AG	135,594	4,741,333
SGL Carbon AG * (a)	33,438	795,864
Suedzucker AG	53,599	1,033,957
Thyssen Krupp AG	36,653	639,460

		28,298,731
Greece - 0.59%
Alpha Bank A.E.	15,761	104,603
Coca-Cola Hellenic Bottling Company SA	21,468	308,557
National Bank of Greece SA	62,425	948,209
OPAP SA	73,532	1,943,773

		3,305,142
Hong Kong - 2.34%
CLP Holdings, Ltd.	710,096	4,805,802
Esprit Holdings, Ltd.	175,300	894,442
Hang Seng Bank, Ltd.	101,200	1,024,588
Hong Kong & China Gas Company, Ltd.	626,000	990,001
Hong Kong Electric Holdings, Ltd.	544,146	3,254,067
Hutchison Whampoa, Ltd.	80,000	394,276
Noble Group, Ltd.	692,766	542,261
Sun Hung Kai Properties, Ltd.	56,000	503,573
Yue Yuen Industrial Holdings, Ltd.	300,782	687,775

		13,096,785
Ireland - 0.46%
CRH PLC	92,176	1,986,138

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Kerry Group PLC	27,544	$558,341

		2,544,479
Italy - 2.86%
Banco Popolare Societa Cooperativa	41,910	192,340
Enel SpA	215,129	1,031,600
Eni SpA	459,751	8,901,803
Italcementi SpA, RNC	34,167	180,084
Luxottica Group SpA	36,601	565,536
Mediaset SpA	217,388	969,086
Prysmian SpA	20,993	209,041
Snam Rete Gas SpA	209,963	1,126,586
Telecom Italia SpA	802,100	1,034,092
Telecom Italia SpA	1,024,169	1,041,457
Terna SpA	243,945	759,376

		16,011,001
Japan - 27.82%
Acom Company, Ltd. (a)	6,600	187,491
Aisin Seiki Company	24,900	399,558
Alps Electric Company, Ltd.	129,954	449,252
Asahi Breweries, Ltd.	66,800	801,215
Asahi Kasei Corp.	197,000	715,501
Astellas Pharmaceuticals, Inc.	56,726	1,755,449
Bridgestone Corp.	35,500	514,788
Canon, Inc.	50,500	1,472,167
Capcom Company, Ltd.	22,200	399,902
Chubu Electric Power Company, Inc.	64,200	1,415,009
Circle K Sunkus Company, Ltd.	18,000	256,607
Cosmo Oil Company, Ltd.	299,000	910,211
Culture Convenience Club Company, Ltd. (a)	75,500	520,544
CyberAgent, Inc. (a)	813	471,683
Dai Nippon Printing Company, Ltd.	45,000	414,733
Daiichi Sankyo Company, Ltd.	27,269	458,475
Daito Trust Construction Company, Ltd.	22,900	772,003
Daiwa Securities Group, Inc.	135,000	598,272
Daiwabo Company, Ltd.	119,000	257,707
Denso Corp.	34,100	689,343
Don Quijote Company, Ltd.	35,000	450,362
Dowa Mining Company, Ltd.	109,000	412,094
Eisai Company, Ltd.	42,720	1,257,447
Electric Power Development Company, Ltd.	21,600	644,209
FamilyMart Company, Ltd.	34,700	1,056,599
Fast Retailing Company, Ltd.	41,800	4,786,073
Fuji Heavy Industries, Ltd.	310,884	1,034,698
Fujikura, Ltd.	109,000	303,917
Fujitsu, Ltd.	110,000	412,746
Furukawa Electric Company, Ltd.	165,000	472,696
GS Yuasa Corp. (a)	195,000	968,600
Hanwa Company, Ltd.	136,000	348,223
Haseko Corp.	1,093,000	515,780
Hikari Tsushin, Inc.	20,400	388,365
Hirose Electric Company, Ltd.	10,300	996,352
Hitachi, Ltd.	419,000	1,146,382
Hokkaido Electric Power Company, Inc.	67,201	1,351,285
Honda Motor Company, Ltd.	349,188	8,312,685
Hosiden Corp.	28,500	284,359

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Inpex Holdings, Inc.	157	$1,111,856
Iseki & Company, Ltd. * (a)	110,000	268,901
Itochu Corp.	139,000	685,829
Japan Real Estate Investment Corp., REIT	16	122,915
JFE Holdings, Inc.	60,100	1,326,600
JGC Corp.	63,000	727,442
Kajima Corp.	222,000	549,968
Kakaku.com, Inc. (a)	172	520,394
Kansai Electric Power Company, Ltd.	44,900	975,790
Kao Corp.	146,950	2,867,345
Kawasaki Kisen Kaisha, Ltd.	252,000	792,054
Kenedix, Inc.	824	81,003
Keyence Corp.	5,400	1,021,608
Konami Corp.	36,877	560,780
Kyocera Corp.	9,000	600,741
Kyushu Electric Power Company, Inc.	45,720	1,026,523
Lawson, Inc.	28,100	1,167,270
LeoPalace21 Corp.	48,800	291,779
Marubeni Corp.	194,176	611,564
Marui Company, Ltd.	90	484
Matsui Securities Company, Ltd. (a)	102,500	672,993
Matsushita Electric Industrial Company, Ltd.	21,900	241,750
Mazda Motor Corp.	440,512	746,771
Mitsubishi Chemical Holdings Corp., ADR	198,500	685,054
Mitsubishi Corp.	109,405	1,450,351
Mitsubishi Heavy Industries, Ltd.	338,000	1,034,604
Mitsubishi UFJ Financial Group, Inc.	375,200	1,848,506
Mitsubishi UFJ Lease & Finance
Company, Ltd.	25,230	537,893
Mitsui Mining & Smelting Company, Ltd.	430,000	715,414
Mitsui O.S.K. Lines, Ltd.	201,000	994,737
Mizuho Financial Group, Inc. (a)	1,637,100	3,196,866
Murata Manufacturing Company, Ltd.	24,000	931,136
NEC Corp.	111,000	301,893
Net One Systems Company, Ltd.	167	218,989
NICHIREI Corp.	70,000	250,302
Nintendo Company, Ltd.	3,700	1,082,367
Nippon Denko Company, Ltd.	114,000	343,533
Nippon Meat Packers, Inc.	76,000	798,896
Nippon Mining Holdings, Inc.	503,500	2,018,168
Nippon Oil Corp.	563,000	2,805,208
Nippon Paper Group, Inc.	31,800	774,217
Nippon Telegraph & Telephone Corp.	139,000	5,304,893
Nippon Yakin Kogyo Company, Ltd.	114,500	252,295
Nippon Yusen Kabushiki Kaisha	411,000	1,587,685
Nissan Motor Company, Ltd.	1,093,800	3,953,350
Nissha Printing Company, Ltd. (a)	15,800	505,302
Nisshin Seifun Group, Inc.	45,500	490,236
Nisshinbo Industries, Inc.	75,000	714,855
Nitori Company, Ltd.	11,900	666,033
Nitto Denko Corp.	30,600	626,180
Nomura Research Institute, Ltd.	37,200	583,939
NTT DoCoMo, Inc.	3,767	5,132,293
Obayashi Corp.	164,000	800,163
Odakyu Electric Railway Company, Ltd.	61,000	473,910
Oji Paper Company, Ltd.	228,000	934,041

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ono Pharmaceutical Company, Ltd.	13,700	$601,274
Oriental Land Company, Ltd.	15,200	968,573
ORIX Corp. *	43,910	1,445,142
Osaka Gas Company, Ltd.	927,880	2,904,579
Pacific Metals Company, Ltd. (a)	167,000	741,149
Point, Inc.	11,800	536,050
Rakuten, Inc.	1,811	871,555
Rengo Company, Ltd.	41,000	210,211
Resona Holdings, Inc. (a)	147,900	1,993,977
Ricoh Company, Ltd.	113,000	1,366,386
Rohm Company, Ltd.	4,300	214,840
Ryohin Keikaku Company, Ltd.	26,100	1,024,327
SANKYO Company, Ltd.	33,700	1,472,803
SBI Holdings, Inc.	4,128	432,771
SEGA SAMMY HOLDINGS, Inc.	173,500	1,538,997
Seiko Epson Corp.	31,900	438,780
Seven & I Holdings Company, Ltd.	351,400	7,757,879
Shimamura Company, Ltd.	7,900	423,016
Shin-Etsu Chemical Company, Ltd.	49,200	2,417,211
Shionogi & Company, Ltd.	27,000	465,392
Showa Shell Sekiyu K.K.	161,200	1,480,523
Sojitz Holdings Corp.	792,500	952,701
Sumco Corp.	87,500	1,303,560
Sumitomo Corp.	131,100	1,139,191
Sumitomo Electric Industries, Ltd.	127,100	1,070,904
Sumitomo Metal Industries, Ltd.	585,000	1,187,249
Sumitomo Metal Mining Company, Ltd.	95,000	913,381
Sumitomo Trust & Banking Company, Ltd.	263,000	1,018,280
Taisei Corp.	400,000	767,083
Taisho Pharmaceuticals Company, Ltd.	31,210	581,839
Takeda Pharmaceutical Company, Ltd.	78,911	2,737,783
Takefuji Corp. (a)	74,270	351,285
Terumo Corp.	12,800	475,465
The Bank of Yokohama, Ltd.	68,000	291,551
The Tokyo Electric Power Company, Ltd.	169,100	4,226,419
Tohoku Electric Power Company, Inc.	36,300	798,981
Tokai Carbon Company, Ltd.	56,000	227,897
Tokio Marine Holdings, Inc.	22,700	559,078
Tokyo Gas Company, Ltd.	489,603	1,717,611
Tokyo Steel Manufacturing Company, Ltd.	101,900	1,027,055
TonenGeneral Sekiyu K.K. (a)	102,867	1,007,997
Tosoh Corp.	182,000	346,959
Toyo Engineering Corp.	130,000	383,977
Toyo Suisan Kaisha, Ltd.	38,000	784,078
Toyota Motor Corp.	40,300	1,280,084
UNI Charm Corp.	8,200	498,438
UNY Company, Ltd.	126,000	999,048
USS Company, Ltd.	13,940	611,305
Yahoo Japan Corp. (a)	2,887	760,255
Yamada Denki Company, Ltd.	8,450	333,478
Yamazaki Baking Company, Ltd.	35,000	377,091

		155,623,909
Luxembourg - 0.33%
ArcelorMittal	78,382	1,599,277
SES, ADR	11,287	215,445

		1,814,722

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 2.14%
Aegon NV	480,056	$1,860,894
Heineken NV	77,087	2,189,825
ING Groep NV	477,510	2,616,478
Koninklijke Ahold NV	123,840	1,356,385
Koninklijke DSM NV (a)	43,316	1,139,758
Reed Elsevier NV	65,614	702,124
STMicroelectronics NV	100,648	503,615
TNT Post Group NV	33,816	579,618
Unilever NV	51,858	1,021,662

		11,970,359
New Zealand - 0.13%
Telecom Corp. of New Zealand, Ltd.	575,251	749,668
Norway - 0.14%
Den Norske Bank ASA	75,500	338,702
Statoil ASA	24,582	430,202

		768,904
Singapore - 1.73%
Cosco Corp. Singapore, Ltd.	439,400	237,261
Neptune Orient Lines, Ltd.	467,512	363,384
Oversea-Chinese Banking Corp., Ltd.	192,000	612,088
SembCorp Industries, Ltd.	392,198	608,300
SembCorp Marine, Ltd.	959,426	1,142,271
Singapore Exchange, Ltd.	288,000	967,714
Singapore Press Holdings, Ltd.	771,000	1,282,934
Singapore Telecommunications, Ltd.	1,663,210	2,772,349
United Overseas Bank, Ltd.	128,000	821,029
Wilmar International, Ltd.	418,000	874,633

		9,681,963
Spain - 1.58%
Banco Bilbao Vizcaya Argentaria SA	42,329	343,574
Banco Popular Espanol SA (a)	98,092	620,944
Banco Santander Central Hispano SA	92,289	636,312
Gas Natural SDG SA	28,150	385,455
Iberdrola SA	116,121	814,703
Industria de Diseno Textil SA	34,964	1,362,510
Repsol YPF SA	141,023	2,433,347
Telefonica SA	70,969	1,415,214
Union Fenosa SA	35,463	847,404

		8,859,463
Sweden - 1.63%
Boliden AB (a)	253,500	1,303,923
Ericsson (LM), Series B	91,833	742,487
Hennes & Mauritz AB, B shares	84,974	3,185,685
Investor AB, B shares (a)	104,101	1,316,384
Nordea Bank AB (a)	136,914	681,249
SKF AB, B Shares	85,661	741,482
Svenska Handelsbanken AB, Series A	70,918	1,002,141
Swedbank AB, A shares (a)	49,900	166,246

		9,139,597
Switzerland - 9.90%
Ciba Holding AG *	33,331	1,453,528
Compagnie Financiere Richemont SA	50,490	788,327
Lonza Group AG	4,087	403,803
Nestle SA	428,234	14,467,605

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Novartis AG	630,831	$23,866,566
Roche Holdings AG - Genusschein	51,039	7,005,104
Swatch Group AG, BR shares	6,938	836,788
Swisscom AG	1,170	328,509
Syngenta AG	6,697	1,346,180
Synthes AG	25,148	2,801,475
UBS AG - CHF *	181,144	1,698,269
Zurich Financial Services AG	2,305	364,290

		55,360,444
United Kingdom - 20.63%
3i Group PLC	268,994	1,047,155
AMEC PLC	122,329	934,176
Associated British Foods PLC	49,094	450,631
AstraZeneca Group PLC	438,861	15,542,254
Autonomy Corp. PLC *	57,907	1,081,100
BAE Systems PLC	75,963	364,327
Barclays PLC	967,171	2,053,424
BG Group PLC	518,453	7,820,574
BP PLC	319,944	2,145,347
British American Tobacco PLC	138,424	3,197,715
BT Group PLC	604,154	674,030
Burberry Group PLC	118,396	477,524
Cable & Wireless PLC	266,922	533,791
Cadbury PLC	142,713	1,076,485
Capita Group PLC	145,391	1,414,056
Centrica PLC	276,262	901,810
Cobham PLC	426,122	1,048,758
Compass Group PLC	394,453	1,803,919
Diageo PLC	212,188	2,369,469
Dixons Group PLC	1,292,527	385,599
Drax Group PLC	136,010	1,007,493
FirstGroup PLC	65,913	252,860
Game Group PLC	245,359	529,603
GlaxoSmithKline PLC	1,741,365	27,121,243
Home Retail Group PLC	479,939	1,545,273
HSBC Holdings PLC	176,647	983,495
Imperial Tobacco Group PLC	34,226	768,661
Kingfisher PLC	335,114	718,323
Ladbrokes PLC	234,518	615,660
Lloyds TSB Group PLC	1,934,741	1,958,826
London Stock Exchange Group PLC	51,512	416,504
Next Group PLC	69,107	1,311,396
Old Mutual PLC	420,066	312,726
Pearson PLC	32,195	323,763
Reckitt Benckiser PLC	65,616	2,461,892
Reed Elsevier PLC	146,557	1,050,818
Rio Tinto PLC	26,589	892,808
Royal & Sun Alliance PLC	236,317	440,678
Royal Bank of Scotland Group PLC * (h)	1,368,520	2
Royal Bank of Scotland Group PLC *	3,108,159	1,095,482
Royal Dutch Shell PLC, A Shares	268,481	6,035,658
Royal Dutch Shell PLC, B Shares	164,278	3,573,845
Scottish & Southern Energy PLC	79,428	1,262,111
Smith & Nephew PLC	169,030	1,052,116
Taylor Woodrow PLC	768,284	227,480
Tesco PLC	211,218	1,009,147

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
The Sage Group PLC	279,258	$676,769
Travis Perkins PLC	76,857	486,394
Tullow Oil PLC	95,907	1,102,698
Unilever PLC	55,898	1,057,016
United Utilities Group PLC	96,224	666,976
Vedanta Resources PLC	23,315	226,037
Vodafone Group PLC	4,277,294	7,457,268
William Hill PLC (a)	176,450	430,211
Wolseley PLC *	258,605	853,735
Xstrata PLC	21,736	145,804

		115,392,915

TOTAL COMMON STOCKS (Cost $899,908,384)		$540,270,617

PREFERRED STOCKS - 0.12%

Germany - 0.12%
Henkel AG & Company KGaA - Non Voting
Shares (i)	15,477	420,711
Volkswagen AG (i)	4,108	235,895

		656,606

TOTAL PREFERRED STOCKS (Cost $845,869)		$656,606

RIGHTS - 0.09%

Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	278,683	0

Sweden - 0.03%
Nordea Bank AB (Expiration Date 04/03/2009) *	1,547,271	176,951

United Kingdom - 0.06%
HSBC Holdings PLC (Expiration Date
04/03/2009) *	73,602	148,907
William Hill PLC (Expiration Date 04/07/2009) *	160,721	147,591

		296,498

TOTAL RIGHTS (Cost $471,872)		$473,449

SHORT TERM INVESTMENTS - 3.93%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$21,997,131	$21,997,131

TOTAL SHORT TERM INVESTMENTS
(Cost $21,997,131)		$21,997,131

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.71%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$3,986,011 on 04/01/2009,
collateralized by $4,080,000
Federal Home Loan Bank, 0.95%
due 03/30/2010 (valued at
$4,069,800 including interest)	$3,986,000	$3,986,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,986,000)		$3,986,000

Total Investments (International Core Trust)
(Cost $927,209,256) - 101.44%		$567,383,803
Liabilities in Excess of Other Assets - (1.44)%		(8,045,927)

TOTAL NET ASSETS - 100.00%		$559,337,876

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Pharmaceuticals	10.89%
Drugs & Health Care	7.79%
International Oil	7.01%
Banking	6.24%
Telecommunications Equipment & Services	5.03%

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.33%

Argentina - 0.00%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,575	$14,652
Telecom Argentina SA, ADR, B Shares *	2,234	17,313
Transportadora de Gas del Sur SA, ADR	410	824

		32,789
Australia - 4.86%
AGL Energy, Ltd.	51,273	531,897
Alumina, Ltd.	176,031	158,669
Amcor, Ltd.	98,171	303,629
AMP, Ltd.	225,223	735,249
Aristocrat Leisure, Ltd.	40,314	95,973
Asciano Group	11,487	7,279
Australia and New Zealand
Banking Group, Ltd.	231,317	2,527,669
Australian Stock Exchange, Ltd.	17,847	363,887
Axa Asia Pacific Holdings, Ltd.	94,594	224,066
Babcock & Brown, Ltd. *	4,585	1,036
Bendigo Bank, Ltd.	34,997	198,964
BHP Billiton, Ltd.	378,423	8,363,590
Billabong International, Ltd.	20,713	122,359
Bluescope Steel, Ltd.	104,293	187,091
Boral, Ltd.	70,199	176,536
Brambles, Ltd.	158,591	529,038
Caltex Australia, Ltd.	16,769	104,185
Centro Properties Group, Ltd. *	16,982	789

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Centro Retail Group	26,756	$517
CFS Gandel Retail Trust	158,648	180,258
Coca-Cola Amatil, Ltd.	58,050	349,829
Cochlear, Ltd.	5,168	180,217
Commonwealth Bank of Australia, Ltd.	167,389	4,018,430
Computershare, Ltd.	54,858	334,490
Crown, Ltd.	52,336	232,320
CSL, Ltd.	68,393	1,545,443
CSR, Ltd.	162,361	135,788
Dexus Property Group, REIT	388,042	202,156
Fortescue Metals Group, Ltd. * (a)	116,098	207,110
Foster's Group, Ltd.	219,373	771,499
General Property Trust, Ltd.	351,975	106,886
Goodman Fielder, Ltd.	163,112	118,205
Harvey Norman Holding, Ltd.	68,091	121,592
Incitec Pivot, Ltd.	196,696	291,450
James Hardie Industries, Ltd.	46,246	135,317
John Fairfax Holdings, Ltd.	261,146	184,804
Leighton Holdings, Ltd.	13,810	185,135
Lend Lease Corp.	45,569	206,948
Lion Nathan, Ltd.	33,540	187,923
Macquarie Airports, Ltd.	86,582	109,301
Macquarie Goodman Group, Ltd.	336,599	76,407
Macquarie Group, Ltd.	32,248	607,231
Macquarie Infrastructure Group	227,069	232,625
Macquarie Office Trust	547,804	65,075
Metcash, Ltd.	70,245	197,833
Mirvac Group, Ltd.	134,122	78,723
National Australia Bank, Ltd.	211,390	2,950,862
Newcrest Mining, Ltd.	54,588	1,256,580
NRMA Insurance Group, Ltd.	233,971	568,243
Nufarm, Ltd.	17,876	141,064
OneSteel, Ltd.	67,843	106,599
Orica, Ltd.	37,329	385,054
Origin Energy, Ltd.	100,447	1,033,411
Oxiana, Ltd.	226,846	94,642
Perpetual Trust of Australia, Ltd.	4,817	90,345
Qantas Airways, Ltd.	131,012	158,301
QBE Insurance Group, Ltd.	113,649	1,524,592
Rio Tinto, Ltd.	32,462	1,289,240
Santos, Ltd.	66,789	786,100
Sims Group, Ltd.	17,347	206,040
Sonic Healthcare, Ltd.	42,037	323,806
SP AusNet	133,230	84,174
Stockland Company, Ltd. *	1,435	2,864
Stockland Company, Ltd.	165,956	354,572
Suncorp-Metway, Ltd.	149,074	622,596
TABCORP Holdings, Ltd.	68,201	308,022
Tattersall's, Ltd.	104,812	201,733
Telstra Corp., Ltd.	500,220	1,116,614
Toll Holdings, Ltd.	76,453	332,638
Transurban Group, Ltd. *	126,096	409,606
Virgin Blue Holdings, Ltd. *	10,956	1,937
Wesfarmers, Ltd., Price Protected Shares	16,274	215,046
Wesfarmers, Ltd.	115,233	1,512,055
Westfield Group	228,586	1,584,551

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Westpac Banking Corp., Ltd.	315,514	$4,166,363
Woodside Petroleum, Ltd.	55,444	1,476,811
Woolworths, Ltd.	138,521	2,404,251
WorleyParsons, Ltd.	17,023	214,529

		51,618,659
Austria - 0.21%
Erste Bank der Oesterreichischen
Sparkassen AG (a)	17,318	293,328
Oesterreichische Elektrizitaets AG, Class A (a)	8,224	312,123
OMV AG	16,762	560,755
Raiffeisen International Bank Holding AG (a)	4,292	120,856
Strabag SE	5,799	113,773
Telekom Austria AG	35,017	530,117
Voestalpine AG	10,927	142,825
Wiener Staedtische Allgemeine
Versicherung AG	3,159	90,659
Wienerberger Baustoffindustrie AG	12,371	97,345

		2,261,781
Belgium - 0.71%
Anheuser-Busch InBev NV	86,506	2,381,958
Anheuser-Busch InBev NV *	6,160	25
Belgacom SA	20,351	637,776
Colruyt SA	2,010	460,954
Compagnie Nationale A Portefeuille, ADR	4,759	220,904
Delhaize Group	12,067	783,075
Dexia SA (a)	60,924	210,042
Fortis Group SA	269,168	491,790
Fortis *	16,796	22
Groupe Bruxelles Lambert SA	9,712	659,400
KBC Ancora, ADR	4,006	32,421
KBC Bancassurance Holding NV	19,314	312,015
Mobistar SA *	3,756	237,162
Solvay SA	7,149	501,368
UCB SA	10,675	314,483
Umicore	15,048	278,092

		7,521,487
Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	544	6,318
China Yurun Food Group, Ltd	119,000	152,015
Chinese Estates Holdings, Ltd.	48,304	58,185
Frontline, Ltd. (a)	6,700	119,099
SeaDrill, Ltd., GDR	34,166	330,263

		665,880
Brazil - 1.24%
All America Latina Logistica SA	47,900	204,010
Aracruz Celulose SA, SADR	316	2,086
B2W Companhia Global Do Varejo	8,311	77,279
Banco Bradesco SA, ADR	6,493	64,281
Banco do Brasil SA	36,000	261,804
Banco Nossa Caixa SA	4,027	122,993
BM&F BOVESPA SA *	146,587	444,232
Brasil Telecom Participacoes SA, ADR *	326	11,775
Brasil Telecom Participacoes SA *	7,500	198,416
Braskem SA, SADR *	862	3,543

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR,
B Shares *	778	$8,425
Centrais Eletricas Brasileiras SA, ADR *	1,295	14,512
Centrais Eletricas Brasileiras SA *	26,100	291,631
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	171	4,631
Cia de Concessoes Rodoviarias, ADR	12,100	108,755
Cia de Saneamento Basico do Estado de Sao
Paulo *	11,471	127,579
Cia Energetica de Minas Gerais, ADR	2,150	31,777
Companhia Siderurgica Nacional SA, SADR	2,592	38,465
Companhia Siderurgica Nacional SA	38,600	572,407
Companhia Vale Do Rio Doce, ADR *	5,706	75,890
Companhia Vale Do Rio Doce, SADR	8,423	95,011
Companhia Vale do Rio Doce	163,700	2,187,606
Cosan SA Industria e Comercio *	13,061	54,277
CPFL Energia SA	14,700	199,612
Cyrela Brazil Realty SA	19,000	75,189
EDP - Energias do Brasil SA *	5,800	60,632
Empresa Brasileira de Aeronautica SA *	66,200	221,737
Empresa Brasileira de Aeronautica SA, ADR *	397	5,268
Gafisa SA	15,397	77,325
Gerdau SA, SADR	3,418	18,696
Gerdau SA	22,533	99,564
Global Village Telecom Holding SA *	6,472	73,850
Itau Unibanco Banco Multiplo SA *	2,720	29,591
JBS SA	48,832	110,515
LLX Logistica SA *	2,460	1,697
Lojas Renner SA	16,000	98,286
MRV Engenharia e Participacoes SA	13,215	78,330
Natura Cosmeticos SA	12,900	125,955
OGX Petroleo e Gas Participacoes SA *	1,500	459,754
Perdigao SA *	11,028	136,676
Petroleo Brasileiro SA, ADR	5,976	182,089
Petroleo Brasileiro SA, SADR	8,438	206,731
Petroleo Brasileiro SA	256,100	3,905,946
Porto Seguro SA *	15,008	77,054
Redecard SA	32,381	391,545
Souza Cruz SA	9,400	177,282
Tele Norte Leste Participacoes SA, ADR	1,336	18,490
Tele Norte Leste Participacoes SA	8,000	131,049
Tractebel Energia SA	16,300	120,858
Ultrapar Participacoes SA	8,600	206,274
Unibanco - Uniao de Bancos Brasileiros SA *	122,000	775,730
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,323	16,912
Usinas Siderurgicas de Minas Gerais SA	5,700	65,115
Votorantim Celulose e Papel SA, SADR *	467	2,046
Weg SA	2,800	14,098

		13,165,281
Canada - 6.73%
Addax Petroleum Corp.	8,200	177,554
Agnico-Eagle Mines, Ltd.	16,787	964,906
Agrium, Inc.	18,339	664,585
Alimentation Couche Tard, Inc.	15,600	163,572
ARC Energy Trust	13,400	150,389

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Astral Media, Inc.	4,100	$84,582
Bank of Montreal	62,091	1,624,669
Bank of Nova Scotia	113,752	2,803,200
Barrick Gold Corp.	100,010	3,237,157
BCE, Inc.	31,138	620,389
Biovail Corp.	13,550	147,343
Bombardier, Inc. *	149,862	349,456
Brookfield Asset Management, Inc.	56,948	793,604
Brookfield Properties Corp.	16,990	98,237
CAE, Inc.	29,584	179,034
Cameco Corp.	45,234	773,154
Canadian Imperial Bank of Commerce	43,870	1,596,411
Canadian National Railway Company	53,802	1,928,815
Canadian Natural Resources, Ltd.	62,108	2,409,345
Canadian Oil Sands Trust	27,600	530,853
Canadian Pacific Railway, Ltd.	19,426	578,096
Canadian Tire Corp., Ltd. *	9,346	324,679
Canadian Utilities, Ltd.	8,900	259,419
Canfor Corp. *	100	381
CGI Group, Inc. *	33,124	267,451
CI Financial Corp.	15,267	169,405
Crescent Point Energy Trust	8,900	186,076
Eldorado Gold Corp. *	39,100	353,537
Empire Company, Ltd.	2,100	88,277
Enbridge, Inc.	40,824	1,176,993
EnCana Corp.	85,836	3,512,958
Enerplus Resources Fund	19,700	325,000
Ensign Energy Services, Inc.	10,500	90,942
Fairfax Financial Holdings, Ltd.	1,941	501,877
Finning International, Inc.	19,562	195,496
First Quantum Minerals, Ltd.	6,400	180,203
Fortis, Inc.	17,800	312,573
George Weston, Ltd.	6,164	286,004
Gerdau Ameristeel Corp.	3,800	11,453
Gildan Activewear, Inc. *	12,800	104,162
Goldcorp, Inc.	83,628	2,815,016
Great-West Lifeco, Inc.	29,224	410,499
Groupe Aeroplan, Inc.	23,035	143,238
Harvest Energy Trust	20,600	75,159
Husky Energy, Inc.	29,748	631,154
IAMGOLD Corp.	32,200	277,868
IGM Financial, Inc.	12,404	299,180
Imperial Oil, Ltd.	35,127	1,276,028
Industrial Alliance Insurance and Financial
Services, Inc.	6,400	100,660
ING Canada, Inc.	10,100	288,388
Inmet Mining Corp.	3,500	86,667
Ivanhoe Mines, Ltd. *	30,700	189,440
Jazz Air Income Fund, ADR *	350	883
Kinross Gold Corp.	75,981	1,380,651
Loblaw Companies, Ltd.	11,663	290,002
Magna International, Inc.	11,457	304,781
Manitoba Telecom Services, Inc.	3,000	76,023
Manulife Financial Corp. (c)	171,376	1,930,155
MDS, Inc. *	16,709	78,323
Methanex Corp.	13,033	101,820

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Metro, Inc.	10,400	$312,627
National Bank of Canada	18,632	594,959
Nexen, Inc.	54,336	921,402
Niko Resources, Ltd.	4,200	195,476
Nova Chemicals Corp.	1,651	9,494
Onex Corp.	12,268	150,626
Pan American Silver Corp. *	9,900	174,868
Penn West Energy Trust	45,197	425,873
Petro-Canada	55,808	1,499,220
Potash Corp. of Saskatchewan, Inc.	34,589	2,796,914
Power Corp. of Canada	40,483	630,941
Power Financial Corp.	29,078	474,639
Precision Drilling Trust, ADR	1,300	3,485
Progress Energy Resources Corp.	15,900	118,039
Provident Energy Trust	29,000	110,636
QLT, Inc. *	300	540
Research In Motion, Ltd. *	58,400	2,523,966
RioCan Real Estate Investment Trust	8,600	85,604
Ritchie Bros. Auctioneers, Inc.	9,500	179,105
Rogers Communications, Inc., Class B	57,258	1,319,277
Royal Bank of Canada	153,224	4,469,844
Saputo, Inc.	17,400	288,988
Shaw Communications, Inc.	40,098	611,266
Sherritt International Corp.	39,800	93,123
Shoppers Drug Mart Corp.	23,944	823,075
Silver Wheaton Corp. *	34,000	279,109
Sino-Forest Corp. *	12,900	89,936
SNC-Lavalin Group, Inc.	17,787	452,152
Sun Life Financial, Inc.	64,648	1,171,130
Suncor Energy, Inc.	107,296	2,394,757
Talisman Energy, Inc.	117,574	1,244,934
Teck Cominco, Ltd.	57,147	319,548
Telus Corp. - Non Voting Shares	16,856	441,320
Telus Corp.	5,505	151,422
Thomson Corp.	26,302	675,908
TMX Group, Inc.	9,076	257,350
Toronto Dominion Bank Ontario	92,950	3,204,003
TransAlta Corp.	20,779	304,071
Trans-Canada Corp. (a)	70,050	1,657,354
Trican Well Service, Ltd.	17,800	90,920
Yamana Gold, Inc.	77,406	722,612
Yellow Pages Income Fund	31,500	150,405

		71,399,090
Cayman Islands - 0.04%
China Dongxiang Group Company, Ltd.	272,000	100,129
China High Speed Transmission Equipment
Group Company, Ltd.	84,000	120,057
China Mengniu Dairy Company, Ltd.	139,000	193,446
Hopewell Highway Infrastructure, Ltd.	3,164	1,768

		415,400
Chile - 0.25%
Banco Santander Chile SA, ADR	16,137	554,306
Banco Santander SA	3,830	25,035
Cia Cervecerias Unidas SA, ADR	10,175	285,918
Embotelladora Andina SA, ADR, Series A	959	12,353

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Embotelladora Andina SA, ADR, Series B	2,273	$32,299
Empresa Nacional de Electricidad SA, ADR	13,360	501,000
Enersis SA, SADR	31,797	480,135
Lan Airlines SA, SADR	39,761	332,402
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	9,997	265,520
Vina Concha Y Toro SA, ADR	3,518	116,798

		2,605,766
China - 2.14%
Air China, Ltd., Class H	322,000	104,099
Aluminum Corp. of China, Ltd.	486,000	281,992
Angang New Steel Company, Ltd., Class H	113,960	115,085
Bank of China, Ltd.	5,385,400	1,792,398
Bank of Communications Company, Ltd.,
Class H	696,700	485,210
Beijing Capital International Airport Company,
Ltd., Class H	254,000	112,623
Beijing Datang Power Generation
Company, Ltd., Class H	420,000	183,782
BYD Company, Ltd., H Shares *	57,900	106,377
Chaoda Modern Agriculture Holdings, Ltd.	214,120	127,339
China BlueChemical, Ltd.	120,000	65,808
China CITIC Bank	765,000	290,537
China Coal Energy Company, Series H	403,000	297,429
China Communications
Construction Company, Ltd.	505,535	554,761
China Communications Services Corp., Ltd.,
Class H	182,000	108,611
China Construction Bank	5,281,800	2,998,365
China COSCO Holdings Company, Ltd.	324,335	211,312
China Huiyuan Juice Group, Ltd.	111,000	70,735
China Life Insurance Company, Ltd.	831,000	2,733,168
China Merchants Bank Company, Ltd.	320,000	555,079
China National Building Material Company,
Ltd.	150,000	221,978
China Oilfield Services, Ltd., H Shares	198,000	155,896
China Petroleum & Chemical Corp., Class H	1,990,000	1,275,189
China Railway Construction Corp. - Hong
Kong Exchange *	218,500	284,532
China Railway Group, Ltd. *	410,000	238,558
China Shenhua Energy Company, Ltd.	384,500	867,535
China Shipping Container Lines Company, Ltd.	447,650	79,080
China Shipping Development Company, Ltd.,
Class H	126,000	119,146
China Telecom Corp., Ltd.	1,662,000	690,787
Country Garden Holdings Company, Ltd.	447,000	117,451
Dongfeng Motor Group Company, Ltd.	346,000	180,123
Foxconn International Holdings, Ltd. *	254,000	107,557
Guangdong Investment, Ltd.	308,000	125,365
Guangshen Railway Company, Ltd., Class H	186,000	60,014
Guangzhou R&F Properties Company, Ltd., H
Shares	107,600	125,194
Huaneng Power International, Inc., Class H	332,000	222,834
Industrial & Commercial Bank of China, Ltd.	4,890,600	2,529,136
Jiangsu Expressway, Ltd.	158,000	107,336
Jiangxi Copper Company, Ltd., Class H	169,000	176,037
Lenovo Group, Ltd.	574,000	133,413

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Maanshan Iron & Steel Company, Ltd.	166,000	$58,424
PetroChina Company, Ltd., Class H	2,486,000	1,976,897
PICC Property & Casualty Company, Ltd.,
Class H *	310,000	168,735
Shanghai Electric Group Company, Ltd.	400,000	115,215
Shui On Land, Ltd.	254,000	89,209
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	224,000	55,148
Tingyi Cayman Islands Holding Corp., GDR	186,000	216,238
Tsingtao Brewery Company, Ltd., Series H	38,000	82,418
Want Want China Holdings, Ltd. *	260,000	120,656
Weichai Power Company, Ltd.	34,000	73,786
Yanzhou Coal Mining Company, Ltd., Class H	238,000	170,084
Zhejiang Expressway Company, Ltd., Class H	148,000	108,999
Zijin Mining Group, Ltd.	489,902	349,421
ZTE Corp., Class H	18,320	74,793

		22,671,894
Colombia - 0.08%
BanColombia SA, ADR	43,558	848,074

Czech Republic - 0.11%
CEZ AS	20,616	733,309
Komercni Banka AS	1,784	180,298
Telefonica Czech Republic AS	12,302	243,014
Unipetrol AS	1,475	8,451

		1,165,072
Denmark - 0.66%
A P Moller Maersk AS, Series A	67	291,044
A P Moller Maersk AS	134	588,833
Carlsberg AS, B Shares	8,752	359,388
Coloplast AS	2,879	176,942
Danisco AS	6,031	180,723
Danske Bank AS *	55,398	466,599
DSV AS, ADR	23,480	172,521
FLS Industries AS, B Shares	6,317	160,961
Jyske Bank AS *	6,028	137,575
Novo Nordisk AS (a)	54,240	2,600,583
Novozymes AS, B Shares	5,614	406,128
Topdanmark AS *	1,953	192,255
TrygVesta AS	3,178	160,807
Vestas Wind Systems AS *	22,444	985,968
William Demant Holdings AS *	2,982	120,096

		7,000,423
Egypt - 0.07%
Commercial International Bank	22,690	130,912
Egypt Kuwait Holding Company	10,330	11,613
Egyptian Company for Mobile Services	3,687	96,058
Egyptian Financial Group-Hermes Holding	3,297	9,221
EL Ezz Aldekhela Steel Alexandria	52	6,152
EL EZZ Steel Company	7,169	9,257
ElSwedy Cables Holding Company *	1,339	12,369
Orascom Construction Industries	7,948	189,550
Orascom Telecom Holding SAE	43,106	195,713
Sidi Kerir Petrochemicals Company	6,580	11,411
Talaat Moustafa Group *	15,104	10,080

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Telecom Egypt	36,222	$96,425

		778,761
Finland - 0.93%
Elisa Oyj, Class A (a)	17,257	251,546
Fortum Corp. Oyj	53,277	1,014,797
Kesko Oyj (a)	8,169	169,475
Kone Corp. Oyj	18,563	384,549
Metra Oyj, B Shares (a)	10,269	216,568
Metso Oyj (a)	14,727	173,986
Neste Oil Oyj * (a)	15,719	208,934
Nokia AB Oyj	454,644	5,317,247
Nokian Renkaat Oyj (a)	12,450	145,929
Orion Oyj, Series B (a)	8,625	124,812
Outokumpu Oyj (a)	13,787	149,168
Pohjola Bank PLC (a)	9,600	56,438
Rautaruukki Oyj (a)	10,281	164,503
Sampo Oyj, A Shares	50,556	745,465
Sanoma WSOY Oyj (a)	10,100	128,932
Stora Enso Oyj, Series R *	62,947	222,972
UPM-Kymmene Oyj (a)	62,913	363,098

		9,838,419
France - 7.41%
Accor SA	22,752	791,848
Aeroports de Paris	2,836	150,988
Air France KLM	7,282	64,748
Air Liquide	28,788	2,340,993
Alcatel-Lucent *	239,177	447,146
Alstom	25,077	1,300,399
Atos Origin SA	6,500	166,758
AXA Group SA	180,011	2,160,571
BioMerieux SA	771	60,176
BNP Paribas SA	94,804	3,911,283
Bouygues SA	28,392	1,014,587
Bureau Veritas SA	4,464	168,921
Cap Gemini SA	16,909	543,440
Carrefour SA	73,599	2,871,093
Casino Guich-Perrachon SA	3,843	250,053
Christian Dior SA	6,827	373,960
Cie Generale de Geophysique-Veritas *	13,926	161,213
CNP Assurances SA	3,411	215,119
Compagnie de Saint-Gobain SA	43,418	1,216,528
Compagnie Generale des Etablissements
Michelin, Class B	17,480	647,885
Credit Agricole SA	104,737	1,155,624
Dassault Systemes SA (a)	5,895	228,915
Eiffage SA	4,163	193,665
Electricite de France	23,780	932,624
Eramet	316	69,744
Essilor International SA	23,957	925,637
Eurazeo	512	13,717
European Aeronautic Defence &
Space Company	40,074	465,653
Eutelsat Communications *	8,170	173,621
France Telecom SA	211,148	4,813,569
GDF Suez	126,504	4,338,401
GDF Suez *	1,260	2

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Gecina SA	973	$37,326
Groupe DANONE	50,737	2,469,038
Hermes International SA (a)	6,397	744,220
ICADE	2,273	160,932
Iliad SA	1,890	176,190
Imerys SA	2,988	109,790
Ipsen SA	1,436	55,288
JC Decaux SA	3,918	44,384
Klepierre SA	9,766	171,574
Lafarge SA (a)	15,254	688,664
Lagardere S.C.A.	14,686	412,107
Legrand SA, ADR	8,806	152,992
L'Oreal SA	28,103	1,931,947
LVMH Moet Hennessy SA	28,583	1,793,629
M6-Metropole Television	3,794	61,911
Natixis	115,323	195,705
Neopost SA	2,809	217,840
PagesJaunes Groupe SA	7,014	59,293
Pernod-Ricard SA	19,471	1,085,109
PPR SA	9,221	591,160
PSA Peugeot Citroen SA	19,044	360,151
Publicis Groupe SA	13,178	337,819
Renault Regie Nationale SA	22,892	470,708
Safran SA	17,478	162,707
Sanofi-Aventis SA	121,144	6,798,735
Schneider Electric SA	26,010	1,729,834
SCOR SE	21,670	445,309
Societe BIC SA	3,721	182,835
Societe Des Autoroutes Paris-Rhin-Rhone	2,651	169,093
Societe Generale	54,056	2,114,500
Societe Television Francaise 1	6,698	52,490
Sodexho Alliance	11,536	525,464
Suez Environnement SA *	33,140	487,319
Technip SA	12,782	450,584
Thales SA	11,076	419,415
Total SA	245,119	12,120,982
Unibail-Rodamco, REIT	9,632	1,362,994
Valeo SA	4,268	62,398
Vallourec SA	6,450	597,988
Veolia Environnement SA	44,769	934,864
Vinci SA	49,161	1,825,079
Vivendi SA	135,286	3,578,169
Wendel	556	14,686
Zodiac SA	2,241	56,783

		78,588,886
Germany - 5.56%
Adidas-Salomon AG	23,000	763,352
Allianz SE	51,524	4,312,686
BASF SE	105,117	3,176,762
Bayer AG	86,905	4,152,013
Bayerische Motoren Werke (BMW) AG	38,127	1,099,778
Beiersdorf AG	10,422	466,774
Celesio AG	9,549	175,796
Commerzbank AG (a)	84,552	449,793
Daimler AG (a)	98,995	2,494,212
Deutsche Bank AG	61,859	2,477,833

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Deutsche Boerse AG	22,427	$1,345,528
Deutsche Lufthansa AG	20,531	222,426
Deutsche Post AG	97,611	1,051,773
Deutsche Postbank AG	11,084	175,620
Deutsche Telekom AG	322,540	3,994,972
E.ON AG	215,962	5,989,506
Fraport AG, ADR	4,729	151,853
Fresenius AG	1,511	57,203
Fresenius Medical Care AG	22,165	860,101
Fresenius SE	8,316	380,421
GEA Group AG	16,961	180,542
Hamburger Hafen und Logistik AG	345	8,491
Hannover Rueckversicherung AG	6,627	211,089
Heidelbergcement AG (a)	3,456	113,215
Henkel AG & Company KGaA	15,475	390,374
Hochtief AG	4,851	182,756
Hypo Real Estate Holding AG	2,951	4,849
Infineon Technologies AG *	14,777	17,050
K&S AG	17,211	795,631
Linde AG	15,530	1,054,456
MAN AG (a)	12,400	538,246
Merck KGaA * (a)	7,534	665,677
Metro AG	13,424	442,606
Muenchener Rueckversicherungs-
Gesellschaft AG	23,526	2,864,666
Puma AG	365	55,258
Q-Cells AG * (a)	3,457	67,319
Qiagen AG *	19,751	314,566
RWE AG	50,649	3,546,974
Salzgitter AG	3,525	196,190
SAP AG	97,687	3,415,834
Siemens AG	98,668	5,632,911
Solarworld AG (a)	9,711	198,017
Suedzucker AG	7,857	151,566
Thyssen Krupp AG	41,781	728,925
TUI AG	11,587	61,786
United Internet AG	16,455	136,785
Volkswagen AG	10,086	3,097,270
Wacker Chemie AG	1,616	133,463

		59,004,914
Greece - 0.31%
Alpha Bank A.E.	41,857	277,798
Bank of Piraeus SA	35,343	234,852
Coca-Cola Hellenic Bottling Company SA	15,050	216,312
EFG Eurobank Ergas SA	30,137	174,084
Hellenic Petroleum SA	9,940	94,956
Hellenic Telecommunications Organization SA	27,740	415,813
Marfin Financial Group SA Holdings *	55,057	199,505
National Bank of Greece SA	49,494	751,792
OPAP SA	22,450	593,452
Public Power Corp. SA	9,860	178,939
Titan Cement Company SA	4,600	98,101

		3,235,604
Hong Kong - 3.07%
Agile Property Holdings, Ltd.	221,800	126,630

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Alibaba.com, Ltd. * (g)	104,400	$96,567
Anhui Conch Cement Company, Ltd., Class H *	54,000	299,336
ASM Pacific Technology, Ltd.	24,086	84,532
Bank of East Asia, Ltd.	174,999	338,596
Beijing Enterprises Holdings, Ltd.	50,000	209,576
Belle International Holdings, Ltd., GDR	324,882	165,844
BOC Hong Kong Holdings, Ltd.	411,672	422,689
Cathay Pacific Airways, Ltd.	137,218	136,999
Cheung Kong Holdings, Ltd.	152,151	1,311,364
Cheung Kong Infrastructure Holdings, Ltd.	50,228	200,623
China Agri-Industries Holdings, Ltd. *	201,000	95,683
China Everbright, Ltd.	90,000	139,428
China Insurance International Holdings
Company, Ltd.	92,000	147,916
China Merchants Holdings International
Company, Ltd.	119,211	276,555
China Mobile, Ltd.	705,500	6,159,204
China Overseas Land & Investment, Ltd.	487,360	766,344
China Resource Power Holdings, Ltd.	180,000	378,000
China Resources Enterprises, Ltd.	134,000	207,849
China Resources Land, Ltd.	148,000	232,189
China Travel International Investment
Hong Kong, Ltd.	382,000	67,522
China Unicom, Ltd.	708,550	739,393
Citic 1616 Holdings, Ltd.	1,050	197
Citic Pacific, Ltd.	113,000	127,911
CLP Holdings, Ltd.	223,611	1,513,359
CNOOC, Ltd.	1,843,000	1,859,189
CNPC Hong Kong, Ltd.	300,000	127,331
Cosco Pacific, Ltd.	142,000	139,656
Denway Motors, Ltd.	612,000	237,149
Dongfang Electrical Machinery Company, Ltd.	32,000	71,323
Esprit Holdings, Ltd.	116,485	594,348
Fosun International	209,000	69,786
Gome Electrical Appliances Holdings, Ltd. (e)	144,000	14,492
Hang Lung Group, Ltd.	93,000	285,667
Hang Lung Properties, Ltd.	211,674	500,711
Hang Seng Bank, Ltd.	83,981	850,256
Harbin Power Equipment Company, Ltd.	94,000	61,261
Henderson Land Development Company, Ltd.	119,489	457,177
Hengan International Group Company, Ltd.,
GDR	78,000	313,756
Hong Kong & China Gas Company, Ltd.	441,227	697,788
Hong Kong Aircraft Engineering Company, Ltd.	8,400	72,883
Hong Kong Electric Holdings, Ltd.	152,418	911,480
Hong Kong Exchange & Clearing, Ltd.	112,570	1,060,198
Hopewell Holdings, Ltd.	70,638	184,654
Huabao International Holdings, Ltd.	140,000	115,140
Hutchison Telecommunications
International, Ltd. *	38,277	11,974
Hutchison Whampoa, Ltd.	233,423	1,150,413
Hysan Development Company, Ltd.	72,318	123,326
Kerry Properties, Ltd.	74,203	179,418
Kingboard Chemical Holdings, Ltd.	70,228	144,934
Li & Fung, Ltd.	260,829	614,151
Li Ning Company, Ltd.	71,000	117,438
Lifestyle International Holdings, Ltd.	12,500	9,976

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Link, REIT	221,246	$439,242
Mongolia Energy Company, Ltd. *	67,000	19,339
MTR Corp., Ltd.	157,932	380,773
New World Development Company, Ltd.	266,097	265,626
Noble Group, Ltd.	200,400	156,863
NWS Holdings, Ltd.	101,026	136,519
Orient Overseas International, Ltd.	27,938	69,485
Pacific Basin Shipping, Ltd.	200,000	92,201
Parkson Retail Group, Ltd.	137,500	139,482
PCCW, Ltd.	66,652	34,251
Ping An Insurance Group Company of China,
Ltd.	152,000	907,772
Shanghai Industrial Holdings, Ltd.	68,000	189,188
Shangri-La Asia, Ltd.	149,953	170,686
Shimao Property Holdings, Ltd., GDR	169,500	148,175
Sino Land Company, Ltd.	166,592	167,123
Sinofert Holdings, Ltd.	222,000	97,721
Sino-Ocean Land Holdings, Ltd.	389,500	256,285
Soho China, Ltd.	191,500	76,927
Sun Hung Kai Properties, Ltd.	154,389	1,388,323
Swire Pacific, Ltd., Class A	89,837	599,691
Television Broadcasting Company, Ltd.	15,819	50,598
Tencent Holdings, Ltd.	107,000	793,136
Wharf Holdings, Ltd.	153,373	384,650
Wheelock and Company, Ltd.	105,000	176,592
Wing Hang Bank, Ltd.	10,064	47,394
Yue Yuen Industrial Holdings, Ltd.	64,933	148,477

		32,556,700
Hungary - 0.07%
Gedeon Richter Rt.	1,618	176,728
Magyar Telekom Rt.	58,184	134,711
MOL Magyar Olaj & Gazipari Rt.	6,286	281,897
OTP Bank Rt. * (a)	20,149	169,764

		763,100
India - 1.24%
Dr. Reddy's Laboratories, Ltd., ADR	22,471	212,351
Grasim Industries, Ltd., ADR (g)	8,015	241,572
ICICI Bank, Ltd., SADR	101,715	1,351,792
Infosys Technologies, Ltd., ADR	145,996	3,887,874
Larsen & Toubro, Ltd., ADR (g)	49,783	658,803
Ranbaxy Laboratories, Ltd., ADR	8,428	28,655
Reliance Capital, Ltd. (g)	23,420	163,158
Reliance Communication, Ltd., ADR (g)	157,939	544,305
Reliance Energy, Ltd., ADR (g)	947	28,869
Reliance Industries, Ltd., GDR (g)	81,796	4,899,581
Reliance Natural Resources, Ltd., ADR * (g)	18,964	33,528
Satyam Computer Services, Ltd., ADR (a)	35,098	55,104
State Bank of India GDR	6,991	286,631
Tata Communications, Ltd., ADR	1,874	40,047
Tata Motors, Ltd., SADR (a)	72,700	358,411
Wipro, Ltd., ADR (a)	57,387	408,022

		13,198,703
Indonesia - 0.24%
Aneka Tambang Tbk PT	71,375	6,756
Astra Agro Lestari Tbk PT	54,342	66,534

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Astra International Tbk PT	221,017	$273,585
Bank Central Asia Tbk PT	1,088,726	291,789
Bank Danamon Indonesia Tbk PT	252,241	68,384
Bank Mandiri Tbk PT	734,122	139,053
Bank Rakyat Indonesia Tbk PT	608,499	221,792
Bumi Resources Tbk PT	1,744,720	123,906
Indocement Tunggal Prakarsa Tbk PT	171,013	77,982
Indofood Sukses Makmur Tbk PT	90,595	7,391
Indosat Tbk PT, ADR	227	4,515
Indosat Tbk PT	11,500	4,716
International Nickel Indonesia Tbk PT	358,500	69,186
Lippo Karawaci Tbk PT *	925,000	67,420
Perusahaan Gas Negara Tbk PT	1,173,015	218,963
PT Telekomunikiasi Indonesia Tbk PT, SADR	2,899	74,504
Semen Gresik Persero Tbk PT	152,360	49,134
Tambang Batubara Bukit Asam Tbk PT	104,000	60,933
Telekomunikasi Indonesia Tbk PT	897,000	585,409
Truba Alam Manunggal Engineering PT *	157,500	682
Unilever Indonesia Tbk PT	121,000	83,476
United Tractors Tbk PT	134,620	79,128

		2,575,238
Ireland - 0.26%
Allied Irish Banks PLC - London Exchange	16,539	12,922
Allied Irish Banks PLC - London Exchange	1,771	1,394
Anglo Irish Bank Corp. PLC	15,416	4,260
Bank of Ireland - London Exchange	1,444	988
Bank of Ireland	19,645	13,405
C&C Group PLC	216	372
CRH PLC - London Exchange	50,623	1,101,681
CRH PLC	9,400	202,544
Elan Corp. PLC (Ordinary Shares) *	7,649	51,831
Elan Corp. PLC * (a)	43,071	290,762
Experian Group, Ltd.	122,433	765,571
Greencore Group PLC	6	6
Kerry Group PLC	2,393	48,508
Kerry Group PLC	12,450	253,996
Ryanair Holdings PLC, SADR *	1,203	27,801

		2,776,041
Israel - 0.71%
Africa-Israel Investments, Ltd.	259	2,284
Alvarion, Ltd., ADR *	544	1,801
Audio Codes, Ltd., ADR *	632	733
Bank Hapoalim, Ltd. *	120,186	221,473
Bank Leumi Le-Israel, Ltd.	115,838	231,467
Bezek Israeli Telecommunications Corp., Ltd.	127,064	199,338
Cellcom Israel, Ltd.	4,845	103,198
Check Point Software Technologies, Ltd. *	20,734	460,502
Delek Group, Ltd.	880	75,071
Discount Investment Corp.	5,537	58,104
Elbit Systems, Ltd.	2,853	136,443
Gazit Globe, Ltd.	2,336	10,380
Given Imaging Corp., ADR *	85	600
ICL Israel Chemicals, Ltd.	61,443	498,444
Israel Corp., Ltd.	214	66,291
Israel Discount Bank, Ltd.	90,274	67,451

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Koor Industries, Ltd. *	1,165	$18,150
Makhteshim-Agam Industries, Ltd.	34,695	146,154
Nice Systems, Ltd. *	6,970	173,486
Oil Refineries, Ltd.	19,381	6,309
Ormat Industries, Ltd.	9,957	68,143
Partner Communications, Ltd.	9,506	143,280
RADWARE, Ltd., ADR *	269	1,566
Syneron Medical, Ltd., ADR *	462	2,740
Teva Pharmaceutical Industries, Ltd.	106,339	4,788,686
United Mizrahi Bank, Ltd.	11,611	56,097

		7,538,191
Italy - 2.40%
A2A SpA	118,985	180,652
Acea SpA	7,517	89,772
Alleanza Assicurazioni SpA	39,077	220,170
Assicurazioni Generali SpA	119,133	2,041,521
Autogrill SpA	13,574	78,194
Autostrade SpA	26,781	404,195
Banca Carige SpA	85,435	279,869
Banca Intesa SpA - Non convertible	106,140	199,690
Banca Monte dei Paschi Siena SpA	285,994	395,440
Banca Popolare di Milano SpA	46,663	232,096
Banche Popolari Unite SpA	69,159	761,519
Banco Popolare Societa Cooperativa	60,652	278,354
Bulgari SpA	19,756	86,870
Enel SpA	487,255	2,336,515
Eni SpA	292,076	5,655,242
Exor SpA *	9,434	95,136
Fiat SpA	81,498	570,682
Finmeccanica SpA	46,373	577,190
Fondiaria-Sai SpA	9,207	107,612
Intesa Sanpaolo SpA	866,808	2,384,136
Italcementi SpA, RNC	2,927	15,427
Italcementi SpA	9,793	99,113
Lottomatica SpA	6,206	102,027
Luxottica Group SpA	12,826	198,179
Mediaset SpA	80,229	357,650
Mediobanca SpA	51,308	434,832
Mediolanum SpA	28,153	97,028
Mondadori (Arnoldo) Editore SpA	29	90
Parmalat SpA	193,284	397,927
Pirelli & Company SpA	345,395	80,603
Prysmian SpA	11,278	112,302
Saipem SpA	30,345	539,928
Saras SpA	35,426	92,756
Snam Rete Gas SpA	90,067	483,267
Telecom Italia SpA	1,133,567	1,461,430
Telecom Italia SpA	687,661	699,269
Tenaris SA *	54,139	550,242
Terna SpA	124,158	386,491
UniCredito Italiano SpA	1,371,374	2,257,094
Unipol Gruppo Finanziario SpA, ADR	89,379	79,141

		25,419,651
Japan - 17.56%
ABC-MART, Inc.	700	13,361

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Acom Company, Ltd.	3,703	$105,194
Advantest Corp.	13,820	208,685
AEON Company, Ltd.	78,296	517,537
AEON Credit Service Company, Ltd.	11,023	100,912
Aeon Mall Company, Ltd.	8,700	111,906
Aioi Insurance Company, Ltd.	52,000	202,466
Aisin Seiki Company	20,121	322,872
Ajinomoto Company, Inc.	80,695	572,066
Alfresa Holdings Corp.	2,276	83,404
All Nippon Airways Company, Ltd.	82,285	321,913
Alps Electric Company, Ltd.	3,662	12,660
Amada Company, Ltd.	34,171	182,569
Aozora Bank, Ltd.	94,000	104,028
Asahi Breweries, Ltd.	39,299	471,362
Asahi Glass Company, Ltd.	120,809	641,370
Asahi Kasei Corp.	146,037	530,404
ASATSU-DK, Inc.	52	869
ASICS Corp.	13,000	90,716
Astellas Pharmaceuticals, Inc.	55,505	1,717,664
Bank of Kyoto, Ltd.	39,000	331,240
Benesse Corp.	7,946	292,698
Bridgestone Corp.	71,747	1,040,409
Brother Industries, Ltd.	26,700	197,928
Canon Sales Company, Inc.	7,200	101,431
Canon, Inc.	122,326	3,566,026
Casio Computer Company, Ltd.	22,167	158,549
Central Glass Company, Ltd.	114	342
Central Japan Railway Company, Ltd.	185	1,043,181
Chiba Bank, Ltd.	78,104	389,311
Chubu Electric Power Company, Inc.	76,823	1,693,227
Chugai Pharmaceutical Company, Ltd.	27,784	473,325
Chugoku Bank, Ltd.	15,000	192,395
Chugoku Electric Power Company, Inc.	33,300	721,904
Circle K Sunkus Company, Ltd.	88	1,255
Citizen Watch Company, Ltd.	25,465	104,498
Coca-Cola West Japan Company, Ltd.	6,023	96,361
Cosmo Oil Company, Ltd.	63,000	191,784
Credit Saison Company, Ltd.	22,309	221,257
Dai Nippon Printing Company, Ltd.	72,047	664,006
Daicel Chemical Industries, Ltd.	28,466	102,603
Daido Steel Company, Ltd.	41,000	102,133
Daihatsu Motor Company, Ltd.	22,000	173,894
Daiichi Sankyo Company, Ltd.	78,628	1,321,975
Daikin Industries, Ltd.	31,285	861,338
Dainippon Ink & Chemicals, Inc.	78,990	116,028
Dainippon Screen Manufacturing
Company, Ltd.	762	1,300
Dainippon Sumitomo Pharma Company, Ltd.	12,200	101,837
Daito Trust Construction Company, Ltd.	10,181	343,221
Daiwa House Industry Company, Ltd.	52,285	424,886
Daiwa Securities Group, Inc.	159,649	707,508
Dena Company, Ltd.	31	101,950
Denki Kagaku Kogyo Kabushiki Kaisha	63,523	115,195
Denso Corp.	56,978	1,151,829
Dentsu, Inc.	20,500	314,964
Dowa Mining Company, Ltd.	29,466	111,401

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
East Japan Railway Company	39,300	$2,048,874
Eisai Company, Ltd.	29,848	878,565
Electric Power Development Company, Ltd.	16,400	489,121
Elpida Memory, Inc. *	19,200	135,314
FamilyMart Company, Ltd.	5,440	165,646
Fanuc, Ltd.	22,221	1,519,850
Fast Retailing Company, Ltd.	5,734	656,539
Fuji Electric Holdings Company, Ltd.	10,580	12,611
Fuji Heavy Industries, Ltd.	54,000	179,725
Fuji Photo Film Company, Ltd.	57,133	1,257,577
Fuji Television Network, Inc.	10	11,240
Fujitsu, Ltd.	221,379	830,666
Fukuoka Financial Group, Inc.	70,000	215,519
Furukawa Electric Company, Ltd.	71,638	205,230
Goodwill Group, Inc. *	21	87
Gunma Bank	36,523	198,734
Hakuhodo DY Holdings, Inc.	1,890	81,296
Hankyu Hanshin Holdings, Inc.	145,600	662,154
Haseko Corp.	184,500	87,064
Hikari Tsushin, Inc.	600	11,423
Hino Motors, Ltd.	5,114	11,279
Hirose Electric Company, Ltd.	4,017	388,577
Hisamitsu Pharmaceutical Company, Inc.	6,100	188,464
Hitachi Chemical, Ltd.	8,216	99,380
Hitachi Construction Machinery Company, Ltd.	8,157	107,692
Hitachi High-Technologies Corp.	7,600	107,777
Hitachi Metals, Ltd.	13,000	92,529
Hitachi, Ltd.	395,882	1,083,132
Hokkaido Electric Power Company, Inc.	23,832	479,216
Hokuhoku Financial Group, Inc.	108,866	199,811
Hokuriku Electric Power Company	21,600	519,590
Honda Motor Company, Ltd.	188,938	4,497,812
Hoya Corp.	48,708	969,365
Ibiden Company, Ltd.	14,200	347,346
Idemitsu Kosan Company, Ltd.	2,100	158,640
Inpex Holdings, Inc.	99	701,107
Isetan Mitsukoshi Holdings, Ltd.	42,076	325,617
Ishikawajima-Harima Heavy Industries
Company, Ltd.	102,866	118,178
Isuzu Motors, Ltd.	97,000	119,138
IT Holdings Corp.	17	198
ITO EN, Ltd.	7,094	87,099
Itochu Corp.	177,798	877,259
Itochu Techno-Science Corp.	552	11,520
Iyo Bank, Ltd.	31,000	314,400
J Front Retailing Company, Ltd.	57,000	198,376
JAFCO Company, Ltd. *	5,747	103,664
Japan Airlines System Corp. *	83,047	168,535
Japan Petroleum Exploration Company, Ltd.	2,300	93,692
Japan Prime Realty Investment Corp., REIT	60	111,496
Japan Real Estate Investment Corp., REIT	44	338,016
Japan Retail Fund Investment Corp., REIT	27	103,422
Japan Tobacco, Inc.	526	1,406,095
JFE Holdings, Inc.	60,938	1,345,097
JGC Corp.	23,114	266,890
Joyo Bank, Ltd.	73,047	338,712

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
JS Group Corp.	28,184	$318,756
JSR Corp.	16,367	192,571
Jupiter Telecommunications Company, Ltd.	227	151,640
Kajima Corp.	78,809	195,236
Kamigumi Company, Ltd.	24,466	162,879
Kaneka Corp.	35,171	173,891
Kansai Electric Power Company, Ltd.	88,322	1,919,458
Kansai Paint Company, Ltd.	16,762	93,863
Kao Corp.	60,638	1,183,192
Kawasaki Heavy Industries, Ltd.	189,037	379,506
Kawasaki Kisen Kaisha, Ltd.	56,933	178,945
KDDI Corp.	339	1,596,398
Keihin Electric Express Railway Company, Ltd.	44,933	324,221
Keio Corp.	60,285	343,279
Keisei Electric Railway Company, Ltd.	33,000	166,178
Keyence Corp.	4,867	920,772
Kikkoman Corp.	11,762	99,188
Kinden Corp.	13,409	109,643
Kintetsu Corp.	193,208	803,185
Kirin Brewery Company, Ltd.	93,104	994,637
Kobe Steel Company, Ltd.	277,483	358,828
Komatsu, Ltd.	105,070	1,162,784
Komori Corp.	105	863
Konami Corp.	11,557	175,745
Konica Minolta Holdings, Inc.	48,609	423,705
Koyo Seiko Company, Ltd.	15,357	108,535
Kubota Corp.	130,218	721,636
Kuraray Company, Ltd.	43,700	375,208
Kurita Water Industries, Ltd.	10,381	202,028
Kyocera Corp.	18,962	1,265,695
Kyowa Hakko Kogyo Company, Ltd.	23,862	203,517
Kyushu Electric Power Company, Inc.	44,769	1,005,171
Lawson, Inc.	7,369	306,107
LeoPalace21 Corp.	16,798	100,436
Mabuchi Motor Company, Ltd.	2,282	92,947
Makita Corp.	15,457	353,011
Marubeni Corp.	198,798	626,121
Marui Company, Ltd.	20,036	107,702
Maruichi Steel Tube, Ltd.	3,200	68,975
Matsui Securities Company, Ltd.	16,300	107,022
Matsushita Electric Industrial Company, Ltd.	211,807	2,338,096
Matsushita Electric Works, Ltd.	47,819	350,043
Mazda Motor Corp.	125,000	211,904
Mediceo Holdings Company, Ltd.	16,810	179,349
Meiji Dairies Corp.	21,114	87,455
Minebea Company, Ltd.	27,523	101,375
Mitsubishi Chemical Holdings Corp., ADR	155,500	536,655
Mitsubishi Corp.	156,644	2,076,585
Mitsubishi Electric Corp.	227,027	1,031,740
Mitsubishi Estate Company, Ltd.	136,218	1,545,300
Mitsubishi Gas & Chemicals Company, Inc.	44,171	191,096
Mitsubishi Heavy Industries, Ltd.	375,063	1,148,053
Mitsubishi Logistics Corp.	9,057	89,119
Mitsubishi Materials Corp.	121,980	332,273
Mitsubishi Motors Corp. *	439,000	562,358
Mitsubishi Rayon Company, Ltd.	42,990	82,996

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	1,253,300	$6,174,660
Mitsubishi UFJ Lease & Finance
Company, Ltd.	4,630	98,710
Mitsui & Company, Ltd.	200,389	2,041,419
Mitsui Chemicals, Inc.	85,990	210,485
Mitsui Engineering & Shipbuilding
Company, Ltd.	56,638	95,752
Mitsui Fudosan Company, Ltd.	98,752	1,083,295
Mitsui Mining & Smelting Company, Ltd.	74,990	124,765
Mitsui O.S.K. Lines, Ltd.	137,513	680,544
Mitsui Sumitomo Insurance Group
Holdings, Inc.	44,522	1,048,948
Mitsui Trust Holdings, Inc.	102,990	320,357
Mitsumi Electric Company, Ltd.	6,599	96,390
Mizuho Financial Group, Inc.	1,094,000	2,136,321
Mizuho Trust & Banking Company, Ltd.	114,000	106,264
Murata Manufacturing Company, Ltd.	25,196	977,538
Namco Bandai Holdings, Inc.	18,467	185,381
NEC Corp.	232,617	632,661
NEC Electronics Corp. *	652	4,009
NGK INSULATORS, Ltd.	26,171	409,330
NGK Spark Plug Company, Ltd.	23,762	202,272
NHK Spring Company, Ltd.	3,000	10,907
NICHIREI Corp.	466	1,666
Nidec Corp.	13,186	593,564
Nikon Corp.	34,819	396,278
Nintendo Company, Ltd.	11,392	3,332,520
Nippon Building Fund, Inc., REIT	63	544,507
Nippon Electric Glass Company, Ltd.	44,000	312,071
Nippon Express Company, Ltd.	101,809	320,843
Nippon Meat Packers, Inc.	20,762	218,246
Nippon Mining Holdings, Inc.	92,132	369,291
Nippon Oil Corp.	157,094	782,738
Nippon Paper Group, Inc.	8,300	202,075
Nippon Sheet Glass Company, Ltd.	46,171	115,448
Nippon Steel Corp.	592,536	1,600,282
Nippon Telegraph & Telephone Corp.	59,900	2,286,066
Nippon Yusen Kabushiki Kaisha	134,923	521,205
NIPPONKOA Insurance Company, Ltd.	81,000	468,990
Nishi-Nippon City Bank, Ltd.	83,000	181,798
Nissan Chemical Industries, Ltd.	11,762	99,119
Nissan Motor Company, Ltd.	266,290	962,459
Nissay Dowa General Insurance Company,
Ltd.	29,000	111,725
Nisshin Seifun Group, Inc.	16,614	179,006
Nisshin Steel Company	58,047	98,499
Nisshinbo Industries, Inc.	13,409	127,806
Nissin Food Products Company, Ltd.	10,716	317,302
Nitori Company, Ltd.	3,668	205,295
Nitto Denko Corp.	17,132	350,579
NOK Corp.	14,492	124,827
Nomura Holdings, Inc.	289,907	1,470,701
Nomura Real Estate Holdings, Inc.	6,900	105,263
Nomura Real Estate Office Fund, Inc.	32	179,249
Nomura Research Institute, Ltd.	10,511	164,994
NSK, Ltd.	49,285	191,300
NTN Corp.	34,228	97,137

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
NTT Data Corp.	132	$361,608
NTT DoCoMo, Inc.	1,808	2,463,283
NTT Urban Development Corp.	128	103,594
Obayashi Corp.	64,638	315,372
OBIC Company, Ltd.	570	71,825
Odakyu Electric Railway Company, Ltd.	63,695	494,847
Oji Paper Company, Ltd.	88,809	363,821
Okumura Corp.	114	405
Olympus Optical Company, Ltd.	23,466	382,932
Omron Corp.	18,461	218,965
Ono Pharmaceutical Company, Ltd.	9,900	434,497
Onward Kashiyama Company, Ltd.	17,409	115,241
Oracle Corp. - Japan	2,952	112,187
Oriental Land Company, Ltd.	5,493	350,024
ORIX Corp. *	11,496	378,350
Osaka Gas Company, Ltd.	231,845	725,753
Otsuka Corp.	2,800	104,700
Promise Company, Ltd.	5,119	81,068
Q.P. Corp.	87	937
Rakuten, Inc.	690	332,067
Resona Holdings, Inc.	60,600	817,005
Ricoh Company, Ltd.	79,399	960,086
Rinnai Corp.	52	1,823
Rohm Company, Ltd.	12,227	610,894
SANKYO Company, Ltd.	6,893	301,247
Santen Pharmaceutical Company, Ltd.	6,800	189,665
Sanyo Electric Company, Ltd. *	152,151	228,343
Sapporo Hokuyo Holdings, Inc.	40,400	114,559
Sapporo Holdings, Ltd.	32,466	124,294
SBI Holdings, Inc.	2,256	236,514
Secom Company, Ltd.	24,790	917,838
SEGA SAMMY HOLDINGS, Inc.	24,892	220,799
Seiko Epson Corp.	14,322	196,997
Sekisui Chemical Company, Ltd.	40,228	200,930
Sekisui House, Ltd.	45,638	349,379
Seven & I Holdings Company, Ltd.	94,281	2,081,447
Seven Bank, Ltd.	33	87,920
Sharp Corp.	118,218	946,005
Shikoku Electric Power Company, Inc.	22,100	590,225
Shimadzu Corp.	29,000	187,190
Shimamura Company, Ltd.	1,676	89,744
Shimano, Inc.	6,069	184,768
Shimizu Corp.	75,695	316,849
Shin-Etsu Chemical Company, Ltd.	47,311	2,324,404
Shinko Electric Industries Company, Ltd.	9,500	91,516
Shinko Securities Company, Ltd.	58,000	114,491
Shinsei Bank, Ltd. *	176,094	178,935
Shionogi & Company, Ltd.	30,523	526,117
Shiseido Company, Ltd.	39,523	579,448
Shizuoka Bank, Ltd.	72,342	656,025
Showa Denko K.K.	137,161	170,474
Showa Shell Sekiyu K.K.	21,455	197,051
SMC Corp.	6,864	668,979
SOFTBANK Corp.	88,688	1,142,187
Sojitz Holdings Corp.	169,391	203,633
Sompo Japan Insurance, Inc.	102,104	535,180

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sony Corp.	115,742	$2,394,062
Sony Financial Holdings, Inc.	112	302,064
Square Enix Company, Ltd.	4,900	92,929
Stanley Electric Corp.	17,008	191,241
Sumco Corp.	14,300	213,039
Sumitomo Bakelite Company, Ltd.	762	3,072
Sumitomo Chemical Company, Ltd.	189,446	651,301
Sumitomo Corp.	131,766	1,144,978
Sumitomo Electric Industries, Ltd.	89,899	757,460
Sumitomo Heavy Industries, Ltd.	63,990	215,836
Sumitomo Metal Industries, Ltd.	453,577	920,528
Sumitomo Metal Mining Company, Ltd.	66,285	637,299
Sumitomo Mitsui Financial Group, Inc.	77,000	2,711,276
Sumitomo Realty &
Development Company, Ltd.	38,876	434,344
Sumitomo Rubber Industries, Inc.	13,500	90,499
Sumitomo Titanium Corp.	300	7,863
Sumitomo Trust & Banking Company, Ltd.	170,446	659,931
Suruga Bank, Ltd.	21,114	176,148
Suzuken Company, Ltd.	6,523	171,104
Suzuki Motor Corp.	42,200	709,785
T&D Holdings, Inc.	27,441	668,315
TAIHEIYO CEMENT Corp.	68,809	101,354
Taisei Corp.	89,866	172,337
Taisho Pharmaceuticals Company, Ltd.	11,762	219,275
Taiyo Nippon Sanso Corp.	26,819	177,013
Takashimaya Company, Ltd.	33,819	195,986
Takeda Pharmaceutical Company, Ltd.	93,449	3,242,172
Takefuji Corp.	2,056	9,725
Tanabe Seiyaku Company, Ltd.	29,000	288,704
TDK Corp.	14,868	562,007
Teijin, Ltd.	83,104	181,578
Terumo Corp.	20,203	750,455
The 77th Bank, Ltd.	39,523	197,148
The Bank of Yokohama, Ltd.	148,684	637,485
The Hachijuni Bank, Ltd.	39,000	227,523
The Hiroshima Bank, Ltd.	47,000	180,133
The Japan Steel Works, Ltd.	37,000	352,753
The Tokyo Electric Power Company, Ltd.	139,567	3,488,283
THK Company, Ltd.	16,581	224,805
Tobu Railway Company, Ltd.	99,752	506,072
Toho Company, Ltd.	10,833	152,107
Toho Gas Company, Ltd.	43,000	197,772
Tohoku Electric Power Company, Inc.	50,280	1,106,688
Tokio Marine Holdings, Inc.	79,000	1,945,689
Tokuyama Corp.	17,000	109,158
Tokyo Broadcasting Company, Ltd.	852	11,242
Tokyo Electron, Ltd.	20,432	765,254
Tokyo Gas Company, Ltd.	272,835	957,152
Tokyo Steel Manufacturing Company, Ltd.	8,600	86,680
Tokyo Tatemono Company, Ltd.	38,000	98,638
Tokyu Corp.	137,866	579,250
Tokyu Land Corp.	36,171	100,865
TonenGeneral Sekiyu K.K.	30,171	295,646
Toppan Printing Company, Ltd.	54,990	377,455
Toray Industries, Inc.	160,389	646,613

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toshiba Corp.	362,711	$944,894
Tosoh Corp.	56,228	107,191
Toto, Ltd.	20,171	101,941
Toyo Seikan Kaisha, Ltd.	14,909	220,070
Toyo Suisan Kaisha, Ltd.	7,705	158,982
Toyobo Company, Ltd.	933	1,207
Toyoda Gosei Company, Ltd.	7,034	107,698
Toyota Boshoku Corp.	8,900	92,772
Toyota Industries Corp.	21,990	473,661
Toyota Motor Corp.	313,947	9,972,169
Toyota Tsusho Corp.	20,000	195,438
Trend Micro, Inc.	13,233	378,022
Tsumura & Company, Ltd.	5,700	147,495
Ube Industries, Ltd.	95,037	173,914
UNI Charm Corp.	5,358	325,687
UNY Company, Ltd.	13,762	109,118
Ushio, Inc.	13,357	188,809
USS Company, Ltd.	1,963	86,083
Wacoal Corp.	57	664
West Japan Railway Company, Ltd.	205	650,039
Yahoo Japan Corp.	1,818	478,747
Yakult Honsha Company, Ltd.	11,057	197,850
Yamada Denki Company, Ltd.	9,056	357,394
Yamaguchi Financial Group, Inc.	20,000	189,580
Yamaha Corp.	22,626	222,570
Yamaha Motor Company, Ltd.	19,091	171,281
Yamato Kogyo Company, Ltd.	4,300	92,844
Yamato Transport Company, Ltd.	47,580	451,250
Yamazaki Baking Company, Ltd.	9,409	101,373
YASKAWA Electric Corp.	25,000	109,439
Yokogawa Electric Corp.	25,514	103,628

		186,346,569
Luxembourg - 0.28%
ArcelorMittal	101,197	2,064,786
Millicom International Cellular SA, ADR *	7,858	294,135
Reinet Investments SCA (Depository Receipt) *	5,892	5,634
Reinet Investments SCA *	1,493	13,740
SES, ADR	28,565	545,245

		2,923,540
Malaysia - 0.58%
AirAsia BHD *	150,700	38,859
AMMB Holdings BHD	222,462	159,300
Asiatic Development BHD	10,500	12,343
Berjaya Sports Toto BHD	93,900	117,998
British American Tobacco Malaysia BHD	16,100	201,068
Bursa Malaysia BHD	43,200	61,040
Commerce Asset Holdings BHD	328,400	617,727
Digi.Com BHD	34,800	202,397
Gamuda BHD	210,700	114,627
Genting BHD	245,900	248,228
Hong Leong Bank BHD	41,600	61,142
Hong Leong Credit BHD	50,400	64,742
IGB Corp. BHD	123,100	45,563
IJM Corp. BHD *	102,200	117,328
IOI Corp. BHD	423,350	441,966

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
IOI Properties BHD *	1,400	$961
KLCC Property Holdings BHD	66,400	54,624
KNM Group BHD	76,950	8,134
Kuala Lumpur Kepong BHD	60,200	175,128
Lafarge Malayan Cement BHD	61,270	67,724
Malayan Banking BHD	300,650	318,674
Malaysian Airline System BHD	58,300	45,894
Malaysian Plantations BHD	117,200	54,383
MISC BHD	137,800	309,362
MMC Corp. BHD	134,000	52,191
Multi-Purpose Holdings BHD	4,700	1,431
Parkson Holdings BHD	12,600	13,003
Petronas Dagangan BHD	24,100	52,253
Petronas Gas BHD	62,100	165,424
PLUS Expressways BHD	149,500	120,629
PPB Group BHD	66,800	179,682
Public Bank BHD - Foreign Market	115,000	238,327
Public Bank BHD	743	1,540
Resorts World BHD	336,700	197,696
RHB Capital BHD	58,000	56,418
Sime Darby BHD	295,046	461,774
SP Setia BHD	105,500	80,843
Tanjong PLC	26,000	98,483
Telekom Malaysia BHD	107,000	103,326
Tenaga Nasional BHD	161,000	269,463
TM International BHD *	138,000	85,692
UEM Land Holdings BHD *	16,500	3,236
UMW Holdings BHD	76,600	110,389
YTL Corp. BHD	102,000	194,656
YTL Power International BHD	254,737	134,113

		6,159,781
Mexico - 0.90%
Alfa SA de CV	47,602	73,865
America Movil SAB de CV, Series L	2,310,019	3,145,801
Banco Compartamos SA de CV, ADR	36,400	68,097
Carso Global Telecom SAB de CV *	76,200	250,145
Cemex SA de CV *	881,370	548,795
Coca-Cola Femsa SA de CV	22,853	77,570
Desarrolladora Homex SA de CV *	32,400	71,822
Empresas ICA Sociedad
Controladora SA de CV *	55,500	94,035
Fomento Economico Mexicano SA de CV	259,855	659,681
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	40,700	73,987
Grupo Bimbo SA de CV	36,658	137,160
Grupo Carso SA de CV	68,347	165,982
Grupo Elektra SA de CV	8,900	295,431
Grupo Financiero Banorte SA de CV	160,426	212,807
Grupo Financiero Inbursa SA de CV	74,778	192,686
Grupo Mexico SA	477,042	347,552
Grupo Modelo SA	50,517	152,995
Grupo Televisa SA	294,083	799,308
Industrias Penoles SA de CV	8,198	85,655
Kimberly-Clark de Mexico SA de CV	66,600	216,186
Mexichem SAB de CV	123,900	87,032
Telefonos de Mexico SA de CV	728,166	551,072

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Telmex Internacional SAB de CV	669,066	$307,019
Urbi Desarrollos Urbanos SA de CV *	58,200	51,112
Wal-Mart de Mexico SA de CV, Series V	354,479	827,576

		9,493,371
Netherlands - 1.45%
Aegon NV	144,710	560,955
Akzo Nobel NV	23,400	886,187
ASML Holding NV (a)	42,870	754,853
Corio NV (a)	4,175	172,668
Fugro NV	5,578	177,145
Heineken Holding NV	9,897	239,928
Heineken NV	24,406	693,306
ING Groep NV	193,295	1,059,145
Koninklijke (Royal) KPN NV	168,589	2,250,839
Koninklijke (Royal) Philips Electronics NV (a)	94,553	1,399,587
Koninklijke Ahold NV	116,224	1,272,969
Koninklijke Boskalis Westinster NV	6,850	137,621
Koninklijke DSM NV (a)	14,129	371,771
Randstad Holdings NV	9,880	167,608
Reed Elsevier NV	62,532	669,144
SBM Offshore NV	13,392	178,108
SNS Reaal	2,627	9,267
STMicroelectronics NV	71,722	358,877
TNT Post Group NV	30,331	519,884
Unilever NV	156,844	3,090,006
Wolters Kluwer NV	27,876	451,861

		15,421,729
New Zealand - 0.06%
Auckland International Airport, Ltd.	55,671	54,314
Contact Energy, Ltd.	37,364	121,936
Fletcher Building, Ltd.	58,092	198,779
Sky City Entertainment Group, Ltd.	9,412	15,094
Telecom Corp. of New Zealand, Ltd.	199,187	259,581

		649,704
Norway - 0.52%
Aker Kvaerner ASA	20,403	131,753
Den Norske Bank ASA	89,399	401,055
Lighthouse Caledonia ASA *	452	7
Norsk Hydro ASA	83,962	315,938
Orkla ASA	100,048	686,329
Renewable Energy Corp. ASA * (a)	18,369	158,864
Statoil ASA	155,408	2,719,748
Telenor ASA	102,209	584,290
Yara International ASA	23,091	504,467

		5,502,451
Peru - 0.11%
Compania de Minas Buenaventura SA	28,563	692,771
Credicorp SA	4,624	218,438
Credicorp, Ltd., ADR	76	3,560
Southern Peru Copper Corp.	14,745	260,249

		1,175,018
Philippines - 0.09%
Ayala Corp.	10,469	44,661
Ayala Land, Inc.	476,600	56,256

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Philippines (continued)
Banco De Oro	147,700	$78,022
Bank of the Philippine Islands	169,272	118,993
Filinvest Land, Inc.	112,500	841
Globe Telecommunications, Inc.	3,150	54,494
International Container Terminal Services, Inc.	19,722	4,892
Jollibee Foods Corp.	8,000	7,208
Manila Electric Company	26,640	48,006
Metropolitan Bank & Trust Company	12,400	6,668
Philippine Long Distance Telephone Company	6,130	274,081
PNOC Energy Development Corp. *	1,031,199	83,346
SM Investments Corp.	19,578	80,591
SM Prime Holdings, Ltd.	367,916	55,639

		913,698
Poland - 0.18%
Bank Handlowy w Warszawie SA	1,163	12,482
Bank Millennium SA	6,188	3,210
Bank Pekao SA	10,431	251,196
Bank Zachodni WBK SA	2,952	57,937
Bioton SA *	22,883	1,451
Boryszew SA *	430	290
BRE Bank SA *	190	5,751
Cersanit-Krasnystaw SA *	1,513	4,745
Computerland SA *	64	330
Cyfrowy Polsat SA	3,617	14,092
Debica SA	118	1,199
Getin Holding SA *	58,624	67,878
Globe Trade Centre SA *	12,130	51,795
Grupa Lotos SA *	517	2,465
ING Bank Slaski SA	121	7,366
KGHM Polska Miedz SA	11,528	152,355
Orbis SA	558	4,760
PBG SA *	910	50,018
Polimex Mostostal SA	74,335	64,094
Polish Oil & Gas Company	119,278	115,546
Polski Koncern Naftowy Orlen SA	35,483	244,683
Powszechna Kasa Oszczednosci Bank
Polski SA	52,339	323,677
Softbank SA	4,837	60,883
Telekomunikacja Polska SA	70,908	384,074
TVN SA	19,369	47,584

		1,929,861
Portugal - 0.23%
Banco Comercial dos Acores SA * (a)	260,697	213,805
Banco Espirito Santo SA (a)	21,813	85,124
Brisa Auto Estrada, SA (a)	33,366	231,324
Cimpor-Cimentos De Portugal SA (a)	32,476	161,671
EDP Renovaveis SA *	20,607	168,314
Electricidade de Portugal SA	183,111	634,778
Galp Energia SGPS SA	21,003	250,121
Jeronimo Martins, SGPS SA	27,352	134,660
Portugal Telecom, SGPS, SA	62,297	481,241
PT Multimedia.com, SGPS, SA (a)	18,636	99,145

		2,460,183
Russia - 1.13%
Comstar United Telesystems, GDR *	24,962	83,623

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Russia (continued)
Federal Grid Company Unified Energy
System JSC, GDR * (e)	1,087	$2,310
Gazprom OAO, SADR	434,791	6,456,646
JSC MMC Norilsk Nickel, ADR	28,768	172,608
Lukoil Oil Company, ADR	55,484	2,072,328
Mechel Steel Group, ADR (a)	21,703	90,502
Mobile Telesystems, SADR	19,985	597,951
NovaTek OAO, ADR	8,576	197,561
Novolipetsk Steel, ADR	9,787	116,465
Polyus Gold Company ZAO, SADR (a)	5,853	131,400
Rostelecom, ADR	2,281	117,608
Sberbank, GDR (e)	1,945	192,166
Sberbank, GDR	8,077	843,181
Severstal, ADR	4,250	13,770
Sibirtelecom, ADR	4,010	9,383
Sistema JSFC, Reg. S, GDR	13,493	77,125
Surgutneftegaz, ADR (a)	25,716	157,896
Tatneft, ADR	4,221	194,377
UralsvyAzinform, ADR	3,423	6,846
Vimpel-Communications, SADR	48,935	320,035
VolgaTelecom, ADR	1,776	2,380
VTB Bank OJSC, GDR	54,967	88,847
Wimm-Bill-Dann Foods OJSC, ADR *	2,576	81,943

		12,026,951
Singapore - 0.86%
Ascendas, REIT *	169,469	136,335
Capitaland, Ltd.	307,412	471,379
CapitaMall Trust *	267,850	233,307
Chartered Semiconductor Manufacturing, Ltd. *	570	51
City Developments, Ltd.	62,285	209,652
ComfortDelGro Corp., Ltd.	232,731	208,421
Cosco Corp. Singapore, Ltd.	121,000	65,336
DBS Group Holdings, Ltd.	205,526	1,145,796
Fraser and Neave, Ltd.	119,900	199,739
Genting International PLC *	314,000	108,461
Golden Agri-Resources, Ltd.	663,520	120,301
Jardine Cycle and Carriage, Ltd.	17,623	137,578
Keppel Corp., Ltd.	153,980	508,728
Neptune Orient Lines, Ltd.	19,638	15,264
Olam International, Ltd.	150,300	144,782
Oversea-Chinese Banking Corp., Ltd.	300,752	958,785
Parkway Holdings, Ltd.	80,935	61,817
SembCorp Industries, Ltd.	121,604	188,608
SembCorp Marine, Ltd.	71,293	84,880
Singapore Airlines, Ltd.	64,260	423,787
Singapore Exchange, Ltd.	104,399	350,793
Singapore Press Holdings, Ltd.	163,441	271,964
Singapore Technologies Engineering, Ltd.	148,798	241,078
Singapore Telecommunications, Ltd.	953,410	1,589,208
Suntec Real Estate Investment Trust *	809	335
United Overseas Bank, Ltd.	146,037	936,723
UOL Group, Ltd.	75,531	93,097
Wilmar International, Ltd.	102,000	213,427

		9,119,632

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa - 1.55%
ABSA Group, Ltd.	32,580	$330,925
Adcock Ingram Holdings, Ltd. *	3,408	12,935
African Bank Investments, Ltd.	93,407	248,505
African Rainbow Minerals, Ltd.	13,524	197,920
Anglo Platinum, Ltd.	8,583	431,584
AngloGold Ashanti, Ltd.	33,349	1,209,834
Aspen Pharmacare Holdings, Ltd. *	32,291	155,594
Aveng, Ltd.	48,951	134,698
Barloworld, Ltd.	29,661	100,399
Bidvest Group, Ltd.	29,074	269,880
British American Tobacco PLC	3,756	86,771
FirstRand, Ltd.	338,857	431,982
Foschini, Ltd.	27,449	127,361
Gold Fields, Ltd.	73,976	830,982
Growthpoint Properties, Ltd.	171,957	246,692
Harmony Gold Mining Company, Ltd. *	41,263	445,472
Hulamin, Ltd.	73	77
Impala Platinum Holdings, Ltd.	63,841	1,068,399
Imperial Holdings, Ltd.	18,741	105,909
Investec, Ltd.	24,706	101,443
Kumba Iron Ore, Ltd.	9,525	164,888
Kumba Resources, Ltd.	13,760	100,444
Liberty Holdings, Ltd.	9,923	66,000
Massmart Holdings, Ltd.	19,841	145,871
Mittal Steel South Africa, Ltd.	19,637	151,571
MTN Group, Ltd.	187,931	2,085,187
Murray & Roberts Holdings, Ltd.	37,256	159,589
Naspers, Ltd.	45,731	773,794
Nedbank Group, Ltd.	25,857	232,384
Network Healthcare Holdings, Ltd. *	90,617	76,106
Northam Platinum, Ltd.	3,801	10,342
Pick'n Pay Stores, Ltd.	31,463	97,925
Pretoria Portland Cement Company, Ltd.	49,002	162,546
Remgro, Ltd.	51,479	366,724
Reunert, Ltd.	21,361	82,703
RMB Holdings, Ltd.	71,175	154,600
Sanlam, Ltd.	250,730	446,023
Sappi, Ltd.	54,560	105,244
Sasol, Ltd.	71,155	2,062,625
Shoprite Holdings, Ltd.	47,576	254,030
Standard Bank Group, Ltd.	136,081	1,141,982
Steinhoff International Holdings, Ltd. *	134,526	143,263
Telkom SA, Ltd.	34,588	385,362
Tiger Brands, Ltd.	20,034	285,810
Truworths International, Ltd.	51,262	173,892
Woolworths Holdings, Ltd.	65,007	78,210

		16,444,477
South Korea - 2.56%
Amorepacific Corp.	317	140,393
Asiana Airlines *	566	1,477
Busan Bank	21,565	92,966
Cheil Industries, Inc.	4,760	131,255
CJ CheilJedang Corp.	665	69,942
Daegu Bank	15,630	83,312
Daelim Industrial Company, Ltd.	3,700	142,446

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Daewoo Engineering & Construction
Company, Ltd.	21,461	$151,322
Daewoo International Corp.	4,570	82,735
Daewoo Securities Company, Ltd. *	12,190	163,587
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	9,470	149,138
DC Chemical Company, Ltd.	1,410	206,049
Dongbu Insurance Company, Ltd. *	5,780	86,986
Dongkuk Steel Mill Company, Ltd.	3,720	69,161
Doosan Corp.	930	67,898
Doosan Heavy Industries and Construction
Company, Ltd.	3,120	155,414
Doosan Infracore Company, Ltd.	7,080	76,296
GS Engineering & Construction Corp.	3,340	149,468
GS Holdings Corp.	6,760	146,171
Hana Financial Group, Inc.	15,900	242,257
Hanjin Heavy Industries & Construction
Company, Ltd.	3,993	82,554
Hanjin Shipping Company, Ltd.	6,540	89,190
Hankook Tire Company, Ltd.	7,800	75,041
Hanwha Chem Corp.	12,572	86,436
Hanwha Corp.	4,050	88,063
Hite Brewery Company, Ltd.	806	80,185
Hite Holdings Company, Ltd.	206	4,097
Honam Petrochemical Corp.	1,850	80,272
Hynix Semiconductor, Inc. *	41,590	374,448
Hyosung Corp.	2,890	136,893
Hyundai Department Store Company, Ltd.	1,400	73,032
Hyundai Development Company	5,990	147,296
Hyundai Engineering & Construction
Company, Ltd.	6,240	268,979
Hyundai Heavy Industries Company, Ltd.	5,010	717,295
Hyundai Mipo Dockyard Company, Ltd.	1,470	139,102
Hyundai Mobis	6,930	402,447
Hyundai Motor Company, Ltd.	18,450	746,578
Hyundai Securities Company, Ltd. *	16,684	138,753
Hyundai Steel Company	5,340	167,667
Industrial Bank of Korea *	16,220	81,225
Kangwon Land, Inc.	14,240	142,350
KB Financial Group, Inc., ADR *	554	13,434
KB Financial Group, Inc. *	39,500	955,493
KCC Corp.	690	152,429
Kia Motors Corp. *	23,430	145,706
Korea Electric Power Corp., ADR *	744	6,808
Korea Electric Power Corp. *	30,510	559,163
Korea Exchange Bank	31,170	141,683
Korea Express Company, Ltd. *	910	66,824
Korea Gas Corp.	2,170	63,914
Korea Investment Holdings Company, Ltd. *	3,740	81,363
Korea Line Corp.	180	7,693
Korea Zinc Company, Ltd.	1,050	87,013
Korean Air Lines Company, Ltd. *	4,867	122,520
Korean Reinsurance Company, Ltd. *	24	186
KT Corp., SADR	266	3,668
KT Corp.	16,150	449,350
KT Freetel Company, Ltd. *	7,280	146,061
KT&G Corp.	13,310	734,671

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Kumho Industrial Company, Ltd.	700	$7,362
LG Chem, Ltd.	6,429	406,947
LG Corp.	11,590	417,592
LG Dacom Corp.	6,090	77,376
LG Display Company, Ltd., ADR *	57	583
LG Display Company, Ltd.	21,760	444,119
LG Electronics, Inc.	11,260	749,160
LG Household & Health Care, Ltd.	1,250	136,834
LG Telecom, Ltd.	11,776	72,122
Lotte Confectionery Company, Ltd.	108	80,891
Lotte Shopping Company, Ltd.	1,020	142,069
LS Cable, Ltd.	2,280	129,590
Mirae Asset Securities Company, Ltd. *	2,814	146,146
NHN Corp. *	4,650	512,366
POSCO	7,207	1,920,517
S1 Corp.	2,540	85,431
Samsung Card Company, Ltd.	4,300	98,475
Samsung Corp.	16,130	468,132
Samsung Digital Imaging Company, Ltd. *	354	7,498
Samsung Electro-Mechanics Company, Ltd.	6,620	234,935
Samsung Electronics Company, Ltd.	12,976	5,361,125
Samsung Engineering Company, Ltd.	3,880	164,688
Samsung Fire & Marine
Insurance Company, Ltd. *	4,570	532,224
Samsung Heavy Industries Company, Ltd.	17,090	320,697
Samsung SDI Company, Ltd.	3,340	159,362
Samsung Securities Company, Ltd. *	5,470	230,117
Samsung Techwin Company, Ltd.	4,537	149,949
Shinhan Financial Group Company, Ltd.,
SADR *	175	6,302
Shinhan Financial Group Company, Ltd. *	45,670	826,081
Shinsegae Company, Ltd.	1,710	537,061
SK Corp.	3,792	297,432
SK Energy Company, Ltd.	7,297	472,439
SK Networks Company, Ltd.	11,550	66,338
SK Telecom Company, Ltd., ADR	657	10,151
SK Telecom Company, Ltd.	4,710	655,143
S-Oil Corp.	5,670	232,136
STX Pan Ocean Company, Ltd.	9,930	67,380
STX Shipbuilding Company, Ltd.	7,670	74,524
Taewoong Company, Ltd. *	510	31,494
Taihan Electric Wire Company, Ltd.	400	5,104
Tong Yang Investment Bank *	7	40
Woongjin Coway Company, Ltd.	6,090	133,040
Woori Finance Holdings Company, Ltd. *	28,820	148,226
Woori Investment & Securities Company, Ltd. *	10,630	131,653
Yuhan Corp.	870	116,692

		27,135,698
Spain - 3.02%
Abertis Infraestructuras SA	27,571	430,907
Acciona SA	3,349	344,487
Acerinox SA	16,986	197,856
ACS Actividades SA	21,054	873,279
Banco Bilbao Vizcaya Argentaria SA	400,616	3,251,702
Banco de Sabadell SA (a)	94,030	471,937
Banco de Valencia SA	25,274	209,675

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Banco Popular Espanol SA (a)	80,917	$512,223
Banco Santander Central Hispano SA	913,471	6,298,179
Bankinter SA, ADR	31,157	329,657
Cintra Concesiones de Infraestructuras de
Transporte SA	28,996	129,710
Corporacion Mapfre SA (a)	87,465	191,527
Criteria Caixacorp SA	76,068	245,311
Enagas	21,080	298,483
Fomento de Construcciones SA	3,472	106,255
Gamesa Corporacion Tecnologica SA	16,631	213,317
Gas Natural SDG SA	28,852	395,067
Gestevision Telecinco SA	14,794	102,522
Grifols SA	15,518	223,505
Grupo Ferrovial SA	7,760	165,474
Iberdrola Renovables SA *	88,145	365,073
Iberdrola SA	394,296	2,766,374
Iberia Lineas Aereas de Espana SA	60,697	127,294
Indra Sistemas SA	11,882	229,108
Industria de Diseno Textil SA	24,893	970,054
Red Electrica De Espana	11,127	434,676
Repsol YPF SA	82,976	1,431,748
Sacyr Vallehermoso SA	10,586	81,538
Telefonica SA	474,975	9,471,620
Union Fenosa SA	41,629	994,743
Zardoya Otis SA	11,563	211,377

		32,074,678
Sweden - 1.50%
Alfa Laval AB	40,868	309,109
Assa Abloy AB, Series B	34,901	326,608
Atlas Copco AB, Series A, ADR	67,811	509,178
Atlas Copco AB, Series B, ADR	43,753	297,843
Electrolux AB, Series B	28,799	225,399
Ericsson (LM), Series B	323,750	2,617,579
Getinge AB, Series B	21,701	210,173
Hennes & Mauritz AB, B shares	55,918	2,096,372
Holmen AB, Series B	6,229	103,504
Husqvarna AB, B Shares (a)	39,950	161,387
Husqvarna AB *	2,204	8,849
Investor AB, B shares (a)	45,800	579,153
Loomis AB *	1,220	9,425
Lundin Petroleum AB, Series A *	25,500	138,192
Modern Times Group AB, Series B	6,021	102,552
Nordea Bank AB (a)	313,198	1,558,394
Sandvik AB	111,318	637,679
Scania AB, Series B	35,948	292,552
Securitas AB, Series B	33,901	247,443
Skandinaviska Enskilda Banken AB, Series A (a)	129,933	408,025
Skandinaviska Enskilda Banken AB * (a)	51,332	158,629
Skanska AB, Series B	41,841	361,149
SKF AB, B Shares	43,148	373,489
SSAB Svenskt Stal AB, Series A * (a)	13,827	117,544
SSAB Svenskt Stal AB, Series B * (a)	9,957	78,860
Svenska Cellulosa AB, B Shares (a)	57,824	438,866
Svenska Handelsbanken AB, Series A	50,561	714,476
Swedbank AB, A shares (a)	42,000	139,926
Swedish Match AB	28,347	409,984

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Tele2 AB, Series B	32,579	$274,640
Teliasonera AB (a)	246,557	1,185,866
Volvo AB, Series A (a)	49,607	263,756
Volvo AB, Series B (a)	109,680	581,992

		15,938,593
Switzerland - 5.99%
ABB, Ltd. *	257,867	3,596,407
Actelion, Ltd. *	12,002	547,727
Adecco SA	15,081	471,285
Aryzta AG *	7,379	176,216
Baloise Holding AG	4,942	315,855
BKW FMB Energie AG	1,600	115,162
Compagnie Financiere Richemont SA	62,203	971,208
Credit Suisse Group AG	125,154	3,810,685
EFG International, ADR	8,174	60,868
Geberit AG, ADR	5,014	450,433
Givaudan AG *	802	415,109
Holcim, Ltd.	23,652	842,454
Julius Baer Holding AG	25,432	624,885
Kuehne & Nagel International AG	5,337	311,411
Lindt & Spruengli AG-PC	82	109,694
Lindt & Spruengli AG-REG	11	178,717
Logitech International SA *	16,683	172,637
Lonza Group AG	5,798	572,853
Nestle SA	446,799	15,094,811
Nobel Biocare Holding AG, Series BR	11,673	199,243
Novartis AG	277,728	10,507,432
Pargesa Holding SA, ADR	2,635	139,812
Phonak Holding AG	4,570	275,822
Roche Holdings AG - Genusschein	82,007	11,255,463
Schindler Holding AG	5,034	237,711
Societe Generale de Surveillance Holdings AG	568	596,079
Straumann Holding AG	773	119,685
Sulzer AG	2,712	139,947
Swatch Group AG, BR shares	3,767	454,336
Swatch Group AG	5,016	122,550
Swiss Life Holding *	3,331	229,703
Swiss Re (a)	40,474	661,283
Swisscom AG	2,881	808,918
Syngenta AG	11,394	2,290,336
Synthes AG	7,128	794,056
UBS AG - CHF *	343,521	3,220,592
Unaxis Holding AG * (a)	247	7,905
Zurich Financial Services AG	16,693	2,638,216

		63,537,506
Taiwan - 1.51%
Acer Sertek, Inc.	199,329	300,146
Advanced Semiconductor Engineering, Inc.	355,555	173,493
Advantech Company, Ltd.	6,509	9,057
Asia Cement Corp.	147,920	128,252
Asia Optical Company, Inc.	59	71
Asustek Computer, Inc.	303,109	319,602
AU Optronics Corp.	574,366	478,170
BenQ Corp.	25,272	7,428
Catcher Technology Company, Ltd.	42,440	93,348

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Cathay Financial Holdings Company, Ltd.	464,300	$400,077
Chang Hwa Commercial Bank, Ltd.	333,000	112,203
Cheng Shin Rubber Industry Company, Ltd.	69,996	68,058
Cheng Uei Precision Industry Company, Ltd.	6,615	8,520
Chi Mei Optoelectronics Corp.	371,192	148,323
China Airlines, Ltd. *	18,537	4,623
China Development Financial Holdings Corp.	757,366	150,679
China Motor Company, Ltd.	40	13
China Steel Corp.	747,774	490,829
Chinatrust Finance Holding Company, Ltd.	650,421	238,580
Chunghwa Picture Tubes, Ltd.	663,000	80,524
Chunghwa Telecom Company, Ltd. *	374,458	682,870
CMC Magnetics Corp. *	52,000	9,811
Compal Communications, Inc.	3,307	2,662
Compal Electronics, Inc.	400,616	287,699
Delta Electronics, Inc.	162,937	300,372
D-Link Corp.	820	582
E.Sun Financial Holding Company, Ltd.	274,120	67,165
Epistar Corp.	46,828	70,517
Eternal Chemical Company, Ltd.	11,088	5,927
EVA Airways Corp. *	19,000	4,681
Evergreen Marine Corp.	22,000	9,258
Everlight Electronics Company, Ltd.	4,079	7,514
Far Eastern Department Stores Company, Ltd.	13,650	7,089
Far Eastern Textile, Ltd.	228,580	178,201
Far EasTone Telecommunications
Company, Ltd.	134,927	138,867
Firich Enterprises Company, Ltd.	352	771
First Financial Holding Company, Ltd.	360,675	166,781
Formosa Chemicals & Fibre Corp.	219,000	258,942
Formosa Petrochemical Corp.	99,000	196,184
Formosa Plastic Corp.	318,000	480,072
Formosa Taffeta Company, Ltd.	16,000	8,588
Foxconn Technology Company, Ltd.	43,855	116,491
Fubon Group Company, Ltd.	349,000	210,957
Fuhwa Financial Holdings Company, Ltd.	564,060	258,289
HannStar Display Corp.	85,449	15,347
High Tech Computer Corp.	47,830	588,930
Hon Hai Precision Industry Company, Ltd.	485,788	1,099,241
Hua Nan Financial Holdings Company, Ltd.	258,380	135,872
InnoLux Display Corp.	157,364	153,445
Inotera Memories, Inc. *	300	119
Inventec Appliances Corp.	465	420
Inventec Company, Ltd.	28,665	11,559
KGI Securities Company, Ltd.	44,000	12,777
Kinsus Interconnect Technology Corp.	4,422	5,605
Largan Precision Company, Ltd.	8,080	67,854
Lite-On Technology Corp.	172,123	116,686
Macronix International Company, Ltd.	249,441	94,559
MediaTek, Inc.	72,907	686,322
Mega Financial Holding Company, Ltd.	881,000	316,075
Mitac International	7,319	2,974
Mosel Vitelic, Inc. *	510	149
Motech Industries, Inc.	2,909	8,082
Nan Ya Plastics Corp.	393,000	450,825
Nan Ya Printed Circuit Board Corp.	3,079	7,906

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Nanya Technology Corp. *	54,168	$12,433
Novatek Microelectronics Corp., Ltd.	8,236	12,514
Pan-International Industrial Company, Ltd.	250	229
Polaris Securities Company, Ltd.	189,150	65,896
Pou Chen Corp.	183,508	101,142
Powerchip Semiconductor Corp. *	689,613	89,754
Powertech Technology, Inc.	47,855	86,411
President Chain Store Corp.	44,000	101,043
ProMOS Technologies, Inc. *	109,000	4,243
Quanta Computer, Inc.	162,840	205,786
Realtek Semiconductor Corp.	8,032	10,528
Richtek Technology Corp.	1,100	5,198
Shin Kong Financial Holding Company, Ltd.	360,986	103,796
Siliconware Precision Industries Company	472,426	496,750
Sino-American Silicon Products, Inc.	3,261	7,008
SinoPac Holdings Company, Ltd.	529,000	105,577
Synnex Technology International Corp.	79,170	100,259
Taishin Financial Holdings Company, Ltd.	384,000	62,380
Taiwan Cellular Corp.	191,242	277,608
Taiwan Cement Corp.	231,005	190,754
Taiwan Cooperative Bank	280,600	130,662
Taiwan Fertilizer Company, Ltd.	59,000	121,326
Taiwan Glass Industrial Corp.	17,236	9,157
Taiwan Secom Company, Ltd.	4,000	5,450
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,673,136	2,519,493
Tatung Company, Ltd. *	73,000	14,401
Teco Electric & Machinery Company, Ltd.	32,000	10,406
Transcend Information, Inc.	4,198	9,168
Tripod Technology Corp.	7,250	9,677
Tung Ho Steel Enterprise Corp.	12,000	9,647
U-Ming Marine Transport Corp.	9,000	13,576
Unimicron Technology Corp.	15,453	9,210
Uni-President Enterprises Corp.	246,439	200,043
United Microelectronics Corp.	1,021,259	333,365
Vanguard International Semiconductor Corp.	17,254	5,964
Wafer Works Corp.	90	130
Walsin Lihwa Corp.	25,000	5,025
Wan Hai Lines, Ltd.	5,200	2,242
Wistron Corp.	111,127	119,860
Ya Hsin Industrial Company, Ltd. * (e)(h)	14,000	0
Yang Ming Marine Transport Corp.	25,500	8,023
Yulon Motor Company, Ltd.	14,419	7,860
Zinwell Corp.	723	1,004

		16,042,031
Thailand - 0.21%
Advanced Info Service PCL	16,300	38,033
Advanced Information Service, Public
Company, Ltd.	81,600	190,226
Airports of Thailand PLC	8,000	3,609
Ban Pu Coal Public Co., Ltd.	16,700	101,324
Bangkok Bank PCL, Foreign Shares	103,000	217,927
Bangkok Bank PCL	35,200	29,839
Bangkok Expressway PCL	4,000	1,805
Bank of Ayudhya PCL, Foreign Shares	69,800	17,203
Bank of Ayudhya PCL	173,900	42,835

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Banpu PCL	2,700	$16,307
BEC World PCL	13,900	7,290
BEC World, Public Company, Ltd.	76,200	39,977
C.P. Seven Eleven PCL	41,305	14,675
CP Seven Eleven PCL	88,300	31,372
IRPC PCL	798,100	42,601
IRPC PCL	149,200	7,951
Kasikornbank PCL - Foreign Shares	183,800	234,301
Krung Thai Bank PCL	52,000	6,657
Land & Houses PCL, Foreign Shares	81,600	6,892
PTT Aromatics & Refining PCL	188,300	48,595
PTT Exploration & Production PCL	27,000	72,123
PTT Exploration & Production PCL	74,700	205,209
PTT PCL - Foreign Shares	19,700	84,710
PTT, PCL	53,800	231,507
Ratchaburi Electricity Generating Holding PCL	6,900	7,490
Ratchaburi Electricity Generating Holding,
Public Company, Ltd.	54,300	58,941
Siam Cement PCL	25,000	69,162
Siam Commercial Bank PCL	127,000	194,984
Siam Commercial Bank PCL	15,900	24,434
Thai Oil PCL	23,400	16,825
Thai Oil PCL	77,100	55,454
Total Access Communication PCL *	169,500	126,653

		2,246,911
Turkey - 0.21%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	686	1,428
Akbank AS	98,553	289,580
Aksigorta AS	2,477	3,874
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,013	123,442
Arcelik AS	2,015	2,207
Asya Katilim Bankasi AS *	3,663	2,438
Aygaz AS *	898	1,087
BIM Birlesik Magazalar AS	3,289	69,765
Cimsa Cimento Sanayi ve Ticaret AS	485	971
Coca-Cola Icecek AS	13,078	61,354
Dogan Sirketler Grubu Holdings AS *	17,159	5,645
Enka Insaat ve Sanayi AS	19,910	70,548
Eregli Demir ve Celik Fabrikalari TAS	58,172	109,120
Ford Otomotiv Sanayi AS	1,415	3,867
HACI Omer Sabanci Holdings, AS	40,591	69,478
Is Gayrimenkul Yatirim Ortakligi AS	3,116	1,797
KOC Holdings AS *	52,144	73,232
Petkim Petrokimya Holding AS *	1,258	3,083
Tekfen Holding AS	3,847	6,620
Tupras Turkiye Petrol Rafine AS	12,684	127,074
Turk Sise ve Cam Fabrikalari AS *	6,703	4,024
Turk Telekomunikasyon AS *	52,410	121,268
Turkcell Iletisim Hizmetleri AS	69,379	339,856
Turkiye Garanti Bankasi AS *	188,650	267,008
Turkiye Halk Bankasi AS	28,155	61,511
Turkiye Is Bankasi AS	107,742	241,764
Turkiye Vakiflar Bankasi Tao	96,829	73,102
Ulker Gida Sanayi ve Ticaret AS	1,254	1,317

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Yapi ve Kredi Bankasi AS *	115,678	$118,915

		2,255,375
United Kingdom - 14.47%
3i Group PLC	30,659	119,351
Admiral Group PLC	24,404	298,548
AMEC PLC	43,064	328,862
Anglo American PLC	150,347	2,560,207
Antofagasta PLC	50,535	365,708
Associated British Foods PLC	37,254	341,952
AstraZeneca Group PLC	163,897	5,804,409
Astro All Asia Networks PLC, GDR	9,300	5,529
Autonomy Corp. PLC *	26,454	493,885
Aviva PLC	310,500	962,862
BAE Systems PLC	405,196	1,943,367
Barclays PLC	967,255	2,053,603
Berkeley Group Holdings PLC *	6,940	88,242
BG Group PLC	379,721	5,727,880
BHP Billiton PLC	250,053	4,932,454
BICC PLC	43,318	203,135
BP PLC	2,109,562	14,145,420
British Airways PLC	70,293	141,528
British American Tobacco PLC	214,983	4,966,295
British Land Company PLC	104,181	538,306
British Sky Broadcasting Group PLC	134,934	837,495
BT Group PLC	908,413	1,013,479
Bunzl PLC	42,643	333,981
Burberry Group PLC	41,107	165,796
Cable & Wireless PLC	304,821	609,582
Cadbury PLC	158,603	1,196,343
Cairn Energy PLC *	14,241	443,984
Capita Group PLC	74,196	721,622
Carnival PLC	16,843	382,524
Carphone Warehouse Group PLC	58,250	104,488
Cattles PLC	175	9
Centrica PLC	586,400	1,914,202
Cobham PLC	120,116	295,626
Compass Group PLC	218,035	997,121
Daily Mail and General Trust PLC	23,063	77,212
Diageo PLC	285,101	3,183,676
Drax Group PLC	44,033	326,174
Eurasian Natural Resources Corp.	29,847	193,139
FirstGroup PLC	46,716	179,215
Friends Provident Ethical Investment
Trust PLC	211,203	209,423
GKN PLC	14,532	14,223
GlaxoSmithKline PLC	586,780	9,138,924
Group 4 Securicor PLC	159,148	442,216
Hammerson PLC	68,512	249,968
Hays PLC	160,140	167,102
Home Retail Group PLC	93,809	302,039
HSBC Holdings PLC	1,386,209	7,717,817
ICAP PLC	47,923	208,693
IMI PLC	38,725	150,585
Imperial Tobacco Group PLC	116,103	2,607,487
Intercontinental Hotels Group PLC	24,092	182,793
International Power PLC	154,659	467,070

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Invensys PLC *	74,860	$178,241
Investec PLC	48,551	203,286
ITV PLC	257,239	70,062
J Sainsbury PLC	127,562	571,767
Johnson Matthey PLC	22,555	340,998
Kazakhmys PLC	22,695	121,026
Kingfisher PLC	288,010	617,355
Ladbrokes PLC	57,329	150,501
Land Securities Group PLC (a)	84,750	531,055
Legal & General Group PLC	629,952	387,859
Liberty International PLC (a)	30,030	167,503
Lloyds TSB Group PLC	1,158,308	1,172,727
Logica PLC	170,622	155,551
London Stock Exchange Group PLC	16,074	129,967
Lonmin PLC, ADR	15,347	313,744
Man Group PLC, ADR	206,071	645,781
Marks & Spencer Group PLC	188,699	800,007
Meggitt PLC	79,516	146,335
National Express Group PLC	2,707	5,884
National Grid PLC	278,691	2,140,486
Next Group PLC	20,536	389,697
Old Mutual PLC	530,310	394,799
Pearson PLC	95,389	959,262
Pharmstandard *	11,353	108,989
PIK Group, GDR	51,802	70,396
Prudential PLC	289,490	1,403,423
Reckitt Benckiser PLC	68,863	2,583,718
Reed Elsevier PLC	130,040	932,391
Rexam PLC	84,170	325,260
Rio Tinto PLC	113,517	3,811,685
Rolls-Royce Group PLC *	216,207	910,746
Rosneft Oil Company	150,714	645,515
Royal & Sun Alliance PLC	397,150	740,595
Royal Bank of Scotland Group PLC * (h)	642,601	1
Royal Bank of Scotland Group PLC *	2,120,673	747,439
Royal Dutch Shell PLC, A Shares	400,145	8,995,566
Royal Dutch Shell PLC, B Shares	304,789	6,630,643
SABMiller PLC	104,651	1,556,022
Schroders PLC	14,471	164,044
Scottish & Southern Energy PLC	105,712	1,679,764
Segro PLC, REIT	760,484	247,878
Serco Group PLC	63,455	332,497
Severn Trent PLC	29,604	420,137
Shire, Ltd.	66,828	818,384
Smith & Nephew PLC	106,196	661,010
Smiths Group PLC	47,608	456,537
Stagecoach Group PLC	58,686	100,814
Standard Chartered PLC	215,866	2,680,475
Standard Life PLC	262,058	624,104
Tate & Lyle PLC	43,648	162,814
Tesco PLC	892,489	4,264,091
The Sage Group PLC	137,157	332,394
Thomas Cook Group PLC	62,001	213,505
Thomson Reuters PLC	22,302	498,002
Tomkins PLC	84,959	147,410
TUI Travel PLC	51,687	169,614

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Tullow Oil PLC	93,550	$1,075,598
Unilever PLC	146,646	2,773,037
United Business Media, Ltd.	26,705	162,958
United Utilities Group PLC	82,910	574,690
Vedanta Resources PLC	17,320	167,916
Vodafone Group PLC	5,918,366	10,318,402
Whitbread PLC	16,125	182,105
William Morrison Supermarket PLC	278,515	1,019,694
Wolseley PLC *	63,363	209,181
WPP PLC	133,051	748,253
Xstrata PLC	221,264	1,484,232

		153,601,373

TOTAL COMMON STOCKS (Cost $1,081,033,642)		$1,001,044,934

PREFERRED STOCKS - 1.81%

Brazil - 1.54%
Aracruz Celulose SA (i)	64,500	42,819
Banco Bradesco SA (i)	165,372	1,646,769
Banco do Estado do Rio Grande do Sul (i)	24,480	73,764
Banco Itau Holding Financeira SA (i)	141,450	1,564,045
Bradespar SA * (i)	24,700	241,064
Brasil Telecom Participacoes SA (i)	15,000	108,309
Brasil Telecom SA (i)	14,127	78,559
Braskem SA, A Shares (i)	21,500	44,580
Centrais Eletricas Brasileiras SA * (i)	21,600	233,529
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	9,600	128,207
Cia de Bebidas das Americas (i)	16,810	792,474
Cia de Transmissao de Energia Eletrica
Paulista (i)	3,100	64,746
Cia Energetica de Minas Gerais (i)	31,222	464,208
Cia Energetica de Sao Paulo (i)	20,027	112,232
Cia Paranaense de Energia (i)	12,900	134,019
Companhia de Bebidas das Americas, ADR (i)	752	35,908
Companhia Vale do Rio Doce (i)	235,868	2,719,892
Duratex SA (i)	11,900	76,948
Eletropaulo Metropolitana de Sao Paulo SA (i)	9,245	130,121
Fertilizantes Fosfatados SA (i)	17,000	99,666
Gerdau SA (i)	75,000	417,071
Gol Linhas Aereas Inteligentes SA (i)	900	2,580
Investimentos Itau SA (i)	241,069	828,244
Klabin SA (i)	41,000	50,372
Lojas Americanas SA (i)	41,400	115,825
Metalurgica Gerdau SA (i)	30,900	225,115
Net Servicos de Comunicacao SA (i)	18,198	134,068
Petroleo Brasileiro SA (i)	352,400	4,337,114
Sadia SA, ADR (i)	55,000	74,448
Suzano Papel e Celulose SA * (i)	16,200	73,327
Tam SA (i)	7,726	42,298
Tele Norte Leste Participacoes SA (i)	29,900	418,903
Telemar Norte Leste SA, Series A (i)	5,700	128,510
Tim Participacoes SA (i)	51,129	63,698
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	29,125	370,379
Vivo Participacoes SA (i)	14,341	188,864

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Votorantim Celulose e Papel SA (i)	14,800	$68,904

		16,331,579
Germany - 0.19%
Bayerische Motoren Werke (BMW) AG - Non
Voting Shares (i)	6,682	114,826
Henkel AG & Company KGaA - Non Voting
Shares (i)	20,877	567,498
Porsche Automobil Holding SE (i)	10,279	481,555
RWE AG (i)	3,538	219,565
Volkswagen AG (i)	10,671	612,765

		1,996,209
Italy - 0.01%
Unipol SpA (i)	123,316	73,068

Malaysia - 0.00%
Malaysian Airline System BHD	1,400	275

Russia - 0.00%
Surgutneftegaz SADR (i)	22,810	55,885

South Korea - 0.07%
Hyundai Motor Company, Ltd. (i)	4,980	75,071
LG Electronics, Inc. (i)	2,680	71,555
Samsung Electronics Company, Ltd. (i)	2,480	568,545

		715,171

TOTAL PREFERRED STOCKS (Cost $20,020,724)		$19,172,187

WARRANTS - 0.00%

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 07/10/2009, Strike
Price: IDR 400.00) *	16,560	136

Malaysia - 0.00%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	1,130	59

TOTAL WARRANTS (Cost $157)		$195

RIGHTS - 0.14%

Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	46,244	0

Brazil - 0.00%
Gol Linhas Aereas Inteligentes SA (Expiration
Date 04/23/2009) *	117	5
LLX Logistica SA (Expiration Date 04/28/2009) *	2,287	69
Votorantim Celulose e Papel SA (Expiration
Date 07/04/2009) *	2,224	10

		84
Finland - 0.00%
Pohjola Bank PLC (Expiration Date
04/24/2009) *	9,600	13,046

Ireland - 0.01%
CRH PLC (Expiration Date 04/08/2009) *	2,685	58,504

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Ireland (continued)
CRH PLC - Foreign Shares (Expiration Date
04/08/2009) *	3,954	$85,996

		144,500
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, Strike Price: JPY 1.00) *	4,466	826

Malaysia - 0.01%
Malayan Banking BHD (Expiration Date
04/21/2009) *	135,292	41,565

Norway - 0.00%
Lighthouse Caledonia ASA (Expiration Date
04/30/2009) *	452	1

Portugal - 0.00%
Banco Espirito Santo SA (Expiration Date
04/07/2009) * (a)	21,813	34,777

Singapore - 0.00%
Chartered Semiconductor Manufacturing, Ltd.
(Expiration Date 04/06/2009) *	1,539	45

Spain - 0.00%
Mapfre SA (Expiration Date 04/01/2009) *	51,442	683

Sweden - 0.02%
Nordea Bank AB (Expiration Date 04/03/2009) *	1,877,678	214,738

United Kingdom - 0.10%
HSBC Holdings PLC (Expiration Date
04/03/2009) *	482,587	976,340
Segro PLC (Expiration Date 04/06/2009) *	714,948	49,241

		1,025,581

TOTAL RIGHTS (Cost $586,913)		$1,475,846

SHORT TERM INVESTMENTS - 3.42%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$14,510,564	$14,510,564
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	21,804,814	21,804,814

TOTAL SHORT TERM INVESTMENTS
(Cost $36,315,378)		$36,315,378

Total Investments (International Equity Index Trust A)
(Cost $1,137,956,814) - 99.70%		$1,058,008,540
Other Assets in Excess of Liabilities - 0.30%		3,170,385

TOTAL NET ASSETS - 100.00%		$1,061,178,925

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Banking	11.01%
International Oil	6.07%
Telecommunications Equipment & Services	5.57%
Pharmaceuticals	4.22%
Insurance	4.06%

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.25%

Argentina - 0.01%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,864	$16,296
Telecom Argentina SA, ADR, B Shares *	2,458	19,050

		35,346
Australia - 4.65%
AGL Energy, Ltd.	17,462	181,148
Alumina, Ltd.	32,878	29,635
Amcor, Ltd.	34,913	107,981
AMP, Ltd.	70,360	229,693
Aristocrat Leisure, Ltd.	10,919	25,994
Asciano Group	17,624	11,168
Australia and New Zealand
Banking Group, Ltd.	74,206	810,871
Australian Stock Exchange, Ltd.	5,139	104,780
Axa Asia Pacific Holdings, Ltd.	24,429	57,865
Babcock & Brown, Ltd. *	7,199	1,627
Bendigo Bank, Ltd.	10,695	60,803
BHP Billiton, Ltd.	123,230	2,723,527
Billabong International, Ltd.	5,247	30,996
Bluescope Steel, Ltd.	30,634	54,954
Boral, Ltd.	18,573	46,707
Brambles, Ltd.	53,000	176,801
Caltex Australia, Ltd.	4,160	25,846
Centro Properties Group, Ltd. *	26,179	1,216
Centro Retail Group	40,025	773
CFS Gandel Retail Trust	72,286	82,132
Coca-Cola Amatil, Ltd.	16,648	100,327
Cochlear, Ltd.	1,647	57,434
Commonwealth Bank of Australia, Ltd.	54,826	1,316,182
Computershare, Ltd.	13,781	84,028
Crown, Ltd.	13,208	58,631
CSL, Ltd.	21,798	492,559
CSR, Ltd.	29,907	25,012
Dexus Property Group, REIT	121,716	63,410
Fortescue Metals Group, Ltd. *	52,136	93,006
Foster's Group, Ltd.	71,929	252,963
General Property Trust, Ltd.	115,587	35,101
Goodman Fielder, Ltd.	30,583	22,163
Harvey Norman Holding, Ltd.	14,041	25,073
Incitec Pivot, Ltd.	54,485	80,732
James Hardie Industries, Ltd.	14,298	41,836
John Fairfax Holdings, Ltd.	57,827	40,922
Leighton Holdings, Ltd.	4,087	54,790
Lend Lease Corp.	11,412	51,827
Lion Nathan, Ltd.	9,083	50,892
Macquarie Airports, Ltd.	23,554	29,735
Macquarie Goodman Group, Ltd.	95,563	21,693
Macquarie Group, Ltd.	10,778	202,950
Macquarie Infrastructure Group	62,479	64,008
Macquarie Office Trust	64,508	7,663
Metcash, Ltd.	20,807	58,599
Mirvac Group, Ltd.	33,677	19,767
National Australia Bank, Ltd.	67,694	944,963
Newcrest Mining, Ltd.	17,660	406,522
NRMA Insurance Group, Ltd.	60,122	146,018
Nufarm, Ltd.	5,735	45,256

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
OneSteel, Ltd.	21,765	$34,198
Orica, Ltd.	13,647	140,771
Origin Energy, Ltd.	32,743	336,864
Oxiana, Ltd.	89,136	37,188
Perpetual Trust of Australia, Ltd.	982	18,418
Qantas Airways, Ltd.	28,972	35,007
QBE Insurance Group, Ltd.	37,428	502,094
Rio Tinto, Ltd.	10,544	418,759
Santos, Ltd.	22,039	259,397
Sims Group, Ltd.	4,324	51,358
Sonic Healthcare, Ltd.	11,533	88,837
Stockland Company, Ltd. *	1,803	3,598
Stockland Company, Ltd.	58,694	125,402
Suncorp-Metway, Ltd.	49,621	207,238
TABCORP Holdings, Ltd.	20,408	92,170
Tattersall's, Ltd.	31,421	60,476
Telstra Corp., Ltd.	160,118	357,423
Toll Holdings, Ltd.	26,789	116,556
Transurban Group, Ltd. *	38,424	124,815
Virgin Blue Holdings, Ltd. *	16,809	2,972
Wesfarmers, Ltd., Price Protected Shares	3,755	49,619
Wesfarmers, Ltd.	46,768	613,677
Westfield Group	76,230	528,424
Westpac Banking Corp., Ltd.	100,725	1,330,074
Woodside Petroleum, Ltd.	17,731	472,284
Woolworths, Ltd.	44,050	764,557
WorleyParsons, Ltd.	4,320	54,442

		16,485,197
Austria - 0.25%
Erste Bank der Oesterreichischen
Sparkassen AG (a)	8,125	137,619
Oesterreichische Elektrizitaets AG, Class A (a)	3,093	117,388
OMV AG	6,324	211,563
Raiffeisen International Bank Holding AG	2,553	71,888
Strabag SE	1,396	27,389
Telekom Austria AG	13,188	199,651
Voestalpine AG	4,706	61,511
Wiener Staedtische Allgemeine
Versicherung AG	1,897	54,442
Wienerberger Baustoffindustrie AG	2,169	17,067

		898,518
Belgium - 0.69%
Anheuser-Busch InBev NV	26,817	738,411
Anheuser-Busch InBev NV *	7,944	32
Belgacom SA	6,362	199,377
Colruyt SA	646	148,147
Compagnie Nationale A Portefeuille, ADR	1,678	77,890
Delhaize Group	3,762	244,131
Dexia SA (a)	23,774	81,963
Fortis Group SA	89,323	163,200
Fortis *	24,938	33
Groupe Bruxelles Lambert SA	3,042	206,538
KBC Ancora, ADR	3,290	26,626
KBC Bancassurance Holding NV	6,745	108,965
Mobistar SA *	1,302	82,211
Solvay SA	2,285	160,250

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
UCB SA	3,961	$116,690
Umicore	5,068	93,658

		2,448,122
Bermuda - 0.08%
Central European Media Enterprises, Ltd. *	2,663	30,932
China Yurun Food Group, Ltd	35,000	44,710
Chinese Estates Holdings, Ltd.	40,425	48,694
Frontline, Ltd.	2,350	41,774
SeaDrill, Ltd., GDR	11,532	111,473

		277,583
Brazil - 1.50%
All America Latina Logistica SA	17,600	74,960
Aracruz Celulose SA, SADR	581	3,835
B2W Companhia Global Do Varejo	3,313	30,806
Banco Bradesco SA, ADR (a)	15,084	149,332
Banco do Brasil SA	14,100	102,540
Banco Nossa Caixa SA	1,544	47,157
BM&F BOVESPA SA *	47,739	144,673
Brasil Telecom Participacoes SA, ADR *	388	14,014
Brasil Telecom Participacoes SA *	2,500	66,139
Braskem SA, SADR *	1,584	6,510
Centrais Eletricas Brasileiras SA, ADR,
B Shares *	1,429	15,474
Centrais Eletricas Brasileiras SA, ADR *	2,381	26,682
Centrais Eletricas Brasileiras SA *	6,700	74,863
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	314	8,503
Cia de Concessoes Rodoviarias, ADR	5,600	50,333
Cia de Saneamento Basico do Estado de Sao
Paulo *	5,267	58,579
Cia Energetica de Minas Gerais, ADR	3,950	58,381
Companhia Siderurgica Nacional SA, SADR	4,593	68,160
Companhia Siderurgica Nacional SA	8,500	126,048
Companhia Vale Do Rio Doce, ADR * (a)	13,952	185,562
Companhia Vale Do Rio Doce, SADR	19,233	216,948
Companhia Vale do Rio Doce	39,800	531,868
Cosan SA Industria e Comercio *	3,511	14,590
CPFL Energia SA	5,200	70,611
Cyrela Brazil Realty SA	12,000	47,488
Diagnosticos da America SA *	1,100	11,760
EDP - Energias do Brasil SA *	2,900	30,316
Empresa Brasileira de Aeronautica SA *	20,500	68,665
Empresa Brasileira de Aeronautica SA, ADR *	1,026	13,615
Gafisa SA	4,303	21,610
Gerdau SA, SADR	8,136	44,504
Gerdau SA	9,036	39,926
Global Village Telecom Holding SA *	3,876	44,228
Itau Unibanco Banco Multiplo SA *	6,463	70,319
JBS SA	15,473	35,018
Lojas Renner SA	6,300	38,700
MRV Engenharia e Participacoes SA	2,167	12,845
Natura Cosmeticos SA	5,400	52,725
OGX Petroleo e Gas Participacoes SA *	500	153,251
Perdigao SA *	5,060	62,711
Petroleo Brasileiro SA, ADR	13,714	417,866
Petroleo Brasileiro SA, SADR	18,576	455,112

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Petroleo Brasileiro SA	57,100	$870,869
Porto Seguro SA *	4,419	22,688
Redecard SA	10,547	127,532
Souza Cruz SA	3,300	62,237
Tele Norte Leste Participacoes SA, ADR	2,994	41,437
Tele Norte Leste Participacoes SA	2,500	40,953
Tractebel Energia SA	6,200	45,970
Ultrapar Participacoes SA	3,300	79,152
Unibanco - Uniao de Bancos Brasileiros SA *	29,000	184,395
Usinas Siderurgicas de Minas Gerais
SA, SADR	2,431	31,076
Usinas Siderurgicas de Minas Gerais SA	2,200	25,132
Vivo Participacoes SA	322	4,202
Votorantim Celulose e Papel SA, SADR *	858	3,758
Weg SA	4,600	23,161

		5,329,789
Canada - 6.37%
Addax Petroleum Corp.	2,300	49,802
Agnico-Eagle Mines, Ltd.	5,313	305,388
Agrium, Inc.	5,961	216,020
Alimentation Couche Tard, Inc.	4,300	45,087
ARC Energy Trust	2,700	30,302
Astral Media, Inc.	1,600	33,008
Bank of Montreal	19,709	515,704
Bank of Nova Scotia	35,848	883,405
Barrick Gold Corp.	31,430	1,017,337
BCE, Inc.	10,073	200,693
Biovail Corp.	4,450	48,389
Bombardier, Inc. *	57,338	133,704
Brookfield Asset Management, Inc.	18,451	257,126
Brookfield Properties Corp.	6,634	38,358
CAE, Inc.	7,016	42,459
Cameco Corp.	13,066	223,328
Canadian Imperial Bank of Commerce	13,930	506,907
Canadian National Railway Company	17,198	616,553
Canadian Natural Resources, Ltd.	19,622	761,193
Canadian Oil Sands Trust	9,100	175,028
Canadian Pacific Railway, Ltd.	6,474	192,659
Canadian Tire Corp., Ltd. *	2,354	81,778
Canadian Utilities, Ltd.	2,700	78,700
CGI Group, Inc. *	8,076	65,207
CI Financial Corp.	5,433	60,285
Crescent Point Energy Trust	1,400	29,270
Eldorado Gold Corp. *	10,700	96,748
Empire Company, Ltd.	1,100	46,240
Enbridge, Inc.	12,976	374,110
EnCana Corp.	27,064	1,107,632
Enerplus Resources Fund	5,000	82,487
Ensign Energy Services, Inc.	4,400	38,109
Fairfax Financial Holdings, Ltd.	659	170,395
Finning International, Inc.	5,438	54,345
First Quantum Minerals, Ltd.	2,100	59,129
Fortis, Inc.	6,800	119,410
George Weston, Ltd.	1,736	80,549
Gerdau Ameristeel Corp.	4,100	12,357
Gildan Activewear, Inc. *	3,600	29,296

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Goldcorp, Inc.	26,256	$883,808
Great-West Lifeco, Inc.	10,976	154,176
Groupe Aeroplan, Inc.	7,636	47,483
Harvest Energy Trust	3,700	13,499
Husky Energy, Inc.	9,552	202,662
IGM Financial, Inc.	4,796	115,678
Imperial Oil, Ltd.	11,403	414,227
Industrial Alliance Insurance and Financial
Services, Inc.	2,000	31,456
ING Canada, Inc.	3,600	102,792
Inmet Mining Corp.	1,200	29,714
Ivanhoe Mines, Ltd. *	7,500	46,280
Jazz Air Income Fund, ADR *	481	1,213
Kinross Gold Corp.	24,090	437,739
Loblaw Companies, Ltd.	3,437	85,462
Magna International, Inc.	4,143	110,213
Manitoba Telecom Services, Inc.	900	22,807
Manulife Financial Corp.	54,224	610,708
MDS, Inc. *	3,201	15,005
Methanex Corp.	2,867	22,398
Metro, Inc.	3,900	117,235
National Bank of Canada	6,068	193,764
Nexen, Inc.	17,864	302,928
Niko Resources, Ltd.	1,900	88,430
Nova Chemicals Corp.	2,549	14,658
Onex Corp.	3,332	40,910
Pan American Silver Corp. *	2,100	37,093
Penn West Energy Trust	14,713	138,634
Petro-Canada	17,792	477,962
Potash Corp. of Saskatchewan, Inc.	11,011	890,364
Power Corp. of Canada	13,117	204,433
Power Financial Corp.	9,522	155,427
Precision Drilling Trust, ADR	1,500	4,021
Progress Energy Resources Corp.	5,100	37,862
Provident Energy Trust	6,100	23,272
QLT, Inc. *	230	414
Research In Motion, Ltd. *	18,400	795,222
RioCan Real Estate Investment Trust	2,900	28,867
Ritchie Bros. Auctioneers, Inc.	4,200	79,183
Rogers Communications, Inc., Class B	18,242	420,313
Royal Bank of Canada	48,276	1,408,305
Saputo, Inc.	4,800	79,721
Shaw Communications, Inc.	13,002	198,206
Sherritt International Corp.	6,300	14,741
Shoppers Drug Mart Corp.	7,656	263,175
Silver Wheaton Corp. *	11,600	95,225
Sino-Forest Corp. *	4,100	28,584
SNC-Lavalin Group, Inc.	5,913	150,311
Sun Life Financial, Inc.	20,652	374,121
Suncor Energy, Inc. - CAD	33,904	756,709
Talisman Energy, Inc.	37,526	397,345
Teck Cominco, Ltd.	13,914	77,803
Telus Corp. - Non Voting Shares	5,644	147,770
Telus Corp.	1,800	49,511
Thomson Corp.	8,498	218,381
TMX Group, Inc.	3,224	91,417

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Toronto Dominion Bank Ontario	29,250	$1,008,253
TransAlta Corp.	7,721	112,986
Trans-Canada Corp. (a)	22,150	524,060
Trican Well Service, Ltd.	3,800	19,410
Yamana Gold, Inc.	24,938	232,805
Yellow Pages Income Fund	7,800	37,243

		22,562,891
Cayman Islands - 0.04%
China Dongxiang Group Company, Ltd.	87,500	32,210
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	52,882
China Mengniu Dairy Company, Ltd.	48,502	67,500
Hopewell Highway Infrastructure, Ltd.	1,736	971

		153,563
Chile - 0.31%
Banco Santander Chile SA, ADR	2,714	93,226
Banco Santander SA	3,360	21,963
Centros Comerciales Sudamericanos SA, ADR (g)	3,171	79,241
Cia Cervecerias Unidas SA, ADR	1,534	43,106
Corpbanca SA, SADR	1,012	20,999
Embotelladora Andina SA, ADR, Series A	1,498	19,296
Embotelladora Andina SA, ADR, Series B	1,729	24,569
Empresa Nacional de Electricidad SA, ADR	6,553	245,738
Enersis SA, SADR	15,663	236,511
Inversiones Aguas Metropolitanas SA, ADR (g)	1,355	25,366
Lan Airlines SA, SADR	5,840	48,822
Madeco SA, SADR (a)	1,566	7,564
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	7,220	191,763
Vina Concha Y Toro SA, ADR	908	30,146

		1,088,310
China - 2.12%
Air China, Ltd., Class H	128,534	41,554
Aluminum Corp. of China, Ltd.	161,220	93,545
Angang New Steel Company, Ltd., Class H	51,547	52,056
Bank of China, Ltd.	1,711,100	569,498
Bank of Communications Company, Ltd.,
Class H	223,121	155,390
Beijing Capital International Airport Company,
Ltd., Class H	74,789	33,161
Beijing Datang Power Generation
Company, Ltd., Class H	142,864	62,514
BYD Company, Ltd., H Shares *	26,205	48,145
Chaoda Modern Agriculture Holdings, Ltd.	88,940	52,893
China BlueChemical, Ltd.	70,000	38,388
China CITIC Bank	252,000	95,706
China Coal Energy Company, Series H	132,000	97,421
China Communications
Construction Company, Ltd.	160,800	176,458
China Communications Services Corp., Ltd.,
Class H	72,000	42,967
China Construction Bank	1,669,382	947,672
China COSCO Holdings Company, Ltd.	110,296	71,860
China Huiyuan Juice Group, Ltd.	52,000	33,137
China Life Insurance Company, Ltd.	262,624	863,773
China Merchants Bank Company, Ltd.	101,900	176,758

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
China National Building Material Company,
Ltd.	52,000	$76,952
China Oilfield Services, Ltd., H Shares	70,000	55,115
China Petroleum & Chemical Corp., Class H	619,970	397,276
China Railway Construction Corp. - Hong
Kong Exchange *	71,500	93,108
China Railway Group, Ltd. *	156,000	90,768
China Shenhua Energy Company, Ltd.	120,500	271,880
China Shipping Container Lines Company, Ltd.	202,473	35,768
China Shipping Development Company, Ltd.,
Class H	56,432	53,362
China Telecom Corp., Ltd.	527,604	219,291
Country Garden Holdings Company, Ltd.	173,000	45,456
Dongfeng Motor Group Company, Ltd.	127,220	66,229
Foxconn International Holdings, Ltd. *	46,000	19,479
Guangdong Investment, Ltd.	115,220	46,898
Guangshen Railway Company, Ltd., Class H	84,789	27,358
Guangzhou R&F Properties Company, Ltd., H
Shares	49,200	57,245
Huaneng Power International, Inc., Class H	125,436	84,191
Industrial & Commercial Bank of China, Ltd.	1,543,400	798,157
Jiangsu Expressway, Ltd.	49,145	33,386
Jiangxi Copper Company, Ltd., Class H	62,075	64,660
Lenovo Group, Ltd.	223,436	51,933
Maanshan Iron & Steel Company, Ltd.	94,075	33,110
PetroChina Company, Ltd., Class H	786,261	625,244
PICC Property & Casualty Company, Ltd.,
Class H *	111,220	60,538
Shanghai Electric Group Company, Ltd.	146,864	42,302
Shui On Land, Ltd.	93,000	32,663
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	127,934	31,497
Tingyi Cayman Islands Holding Corp., GDR	70,000	81,380
Tsingtao Brewery Company, Ltd., Series H	14,000	30,365
Want Want China Holdings, Ltd. *	79,000	36,661
Weichai Power Company, Ltd.	10,200	22,136
Yanzhou Coal Mining Company, Ltd., Class H	83,990	60,023
Zhejiang Expressway Company, Ltd., Class H	67,718	49,873
Zijin Mining Group, Ltd.	160,411	114,413
ZTE Corp., Class H	11,020	44,990

		7,506,603
Colombia - 0.04%
BanColombia SA, ADR	7,595	147,875

Czech Republic - 0.13%
CEZ AS	7,803	277,552
Komercni Banka AS	701	70,846
Telefonica Czech Republic AS	4,717	93,180
Unipetrol AS	4,659	26,693

		468,271
Denmark - 0.64%
A P Moller Maersk AS, Series A	22	95,567
A P Moller Maersk AS	43	188,954
Carlsberg AS, B Shares	2,948	121,055
Coloplast AS	1,052	64,655
Danisco AS	2,019	60,501
Danske Bank AS *	17,702	149,098

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
DSV AS, ADR	8,170	$60,030
FLS Industries AS, B Shares	2,383	60,720
Jyske Bank AS *	2,433	55,527
Novo Nordisk AS	16,560	793,984
Novozymes AS, B Shares	1,786	129,203
Topdanmark AS *	672	66,152
TrygVesta AS	1,162	58,797
Vestas Wind Systems AS *	6,989	307,028
William Demant Holdings AS *	1,218	49,053

		2,260,324
Egypt - 0.09%
Commercial International Bank	6,529	37,670
Egypt Kuwait Holding Company	14,352	16,135
Egyptian Company for Mobile Services	919	23,943
Egyptian Financial Group-Hermes Holding	4,582	12,815
EL Ezz Aldekhela Steel Alexandria	72	8,518
EL EZZ Steel Company	2,373	3,064
ElSwedy Cables Holding Company *	1,884	17,404
Orascom Construction Industries	2,907	69,328
Orascom Telecom Holding SAE	16,924	76,840
Sidi Kerir Petrochemicals Company	9,345	16,205
Telecom Egypt	8,967	23,871

		305,793
Finland - 0.90%
Elisa Oyj, Class A (a)	5,953	86,774
Fortum Corp. Oyj	16,920	322,285
Kesko Oyj (a)	2,831	58,732
Kone Corp. Oyj	5,957	123,404
Metra Oyj, B Shares (a)	3,431	72,358
Metso Oyj (a)	5,573	65,840
Neste Oil Oyj * (a)	5,537	73,597
Nokia AB Oyj	140,006	1,637,427
Nokian Renkaat Oyj (a)	4,850	56,848
Orion Oyj, Series B (a)	3,951	57,175
Outokumpu Oyj (a)	5,413	58,566
Pohjola Bank PLC (a)	5,500	32,334
Rautaruukki Oyj (a)	3,619	57,906
Sampo Oyj, A Shares	16,062	236,840
Sanoma WSOY Oyj (a)	3,890	49,658
Stora Enso Oyj, Series R *	22,853	80,950
UPM-Kymmene Oyj (a)	19,823	114,407

		3,185,101
France - 7.10%
Accor SA	7,094	246,896
Aeroports de Paris	1,059	56,381
Air France KLM	3,724	33,112
Air Liquide	8,979	730,157
Alcatel-Lucent *	91,985	171,968
Alstom	7,803	404,634
Atos Origin SA	2,082	53,414
AXA Group SA	56,020	672,377
BNP Paribas SA	29,644	1,223,008
Bouygues SA	8,900	318,041
Bureau Veritas SA	1,104	41,776
Cap Gemini SA	5,299	170,305

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Carrefour SA	22,960	$895,668
Casino Guich-Perrachon SA	1,737	113,022
Christian Dior SA	2,161	118,372
Cie Generale de Geophysique-Veritas *	5,144	59,549
CNP Assurances SA	1,197	75,490
Compagnie de Saint-Gobain SA	14,959	419,136
Compagnie Generale des Etablissements
Michelin, Class B	5,480	203,113
Credit Agricole SA	32,910	363,115
Dassault Systemes SA	2,088	81,081
Eiffage SA	1,249	58,104
Electricite de France	7,437	291,671
Eramet	141	31,120
Essilor International SA	7,492	289,472
Eurazeo	564	15,110
European Aeronautic Defence &
Space Company	12,302	142,947
Eutelsat Communications *	3,675	78,098
France Telecom SA	67,387	1,536,230
GDF Suez	40,382	1,384,884
GDF Suez *	3,381	5
Gecina SA	396	15,191
Groupe DANONE	15,817	769,710
Hermes International SA (a)	2,582	300,387
ICADE	857	60,677
Iliad SA	719	67,027
Imerys SA	845	31,048
JC Decaux SA	1,718	19,462
Klepierre SA	2,887	50,720
Lafarge SA (a)	4,768	215,258
Lagardere S.C.A.	4,516	126,725
Legrand SA, ADR	3,159	54,883
L'Oreal SA	8,883	610,664
LVMH Moet Hennessy SA	8,927	560,183
M6-Metropole Television	1,932	31,527
Natixis	27,302	46,332
Neopost SA	1,033	80,110
PagesJaunes Groupe SA	3,352	28,336
Pernod-Ricard SA	6,059	337,665
PPR SA	2,975	190,728
PSA Peugeot Citroen SA	5,026	95,049
Publicis Groupe SA	5,072	130,021
Renault Regie Nationale SA	7,222	148,499
Safran SA	6,341	59,030
Sanofi-Aventis SA	38,640	2,168,519
Schneider Electric SA	8,114	539,634
SCOR SE	7,000	143,847
Societe BIC SA	1,211	59,504
Societe Des Autoroutes Paris-Rhin-Rhone	1,027	65,507
Societe Generale	17,251	674,805
Societe Television Francaise 1	3,691	28,925
Sodexho Alliance	3,593	163,661
Suez Environnement SA *	10,314	151,666
Suez SA	310	10,381
Technip SA	4,002	141,076
Thales SA	3,457	130,906
Total SA	78,209	3,867,386

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Unibail-Rodamco, REIT	3,010	$425,936
Valeo SA	2,170	31,725
Vallourec SA	2,008	186,164
Veolia Environnement SA	13,975	291,825
Vinci SA	15,290	567,634
Vivendi SA	43,220	1,143,123
Wendel	923	24,379
Zodiac SA	1,811	45,888

		25,169,979
Germany - 5.39%
Adidas-Salomon AG	7,410	245,932
Allianz SE	16,286	1,363,178
BASF SE	34,128	1,031,389
Bayer AG	28,173	1,346,006
Bayerische Motoren Werke (BMW) AG	12,218	352,430
Beiersdorf AG	3,402	152,367
Celesio AG	2,464	45,362
Commerzbank AG (a)	20,794	110,618
Daimler AG (a)	31,359	790,100
Deutsche Bank AG	19,785	792,511
Deutsche Boerse AG	7,194	431,611
Deutsche Lufthansa AG	9,075	98,316
Deutsche Post AG	31,118	335,301
Deutsche Postbank AG	2,191	34,715
Deutsche Telekom AG	104,548	1,294,929
E.ON AG	69,883	1,938,140
Fraport AG, ADR	1,324	42,515
Fresenius AG	737	27,901
Fresenius Medical Care AG	7,066	274,192
Fresenius SE	3,149	144,053
GEA Group AG	4,433	47,187
Hamburger Hafen und Logistik AG	692	17,031
Hannover Rueckversicherung AG	2,534	80,715
Heidelbergcement AG	680	22,276
Henkel AG & Company KGaA	4,117	103,856
Hochtief AG	1,019	38,390
Hypo Real Estate Holding AG	3,707	6,091
Infineon Technologies AG *	20,151	23,251
K&S AG	5,517	255,040
Linde AG	4,949	336,027
MAN AG (a)	4,040	175,364
Merck KGaA * (a)	2,447	216,208
Metro AG	4,405	145,238
Muenchener Rueckversicherungs-
Gesellschaft AG	7,451	907,278
Puma AG	163	24,677
Q-Cells AG * (a)	1,882	36,648
RWE AG	16,030	1,122,589
Salzgitter AG	1,547	86,101
SAP AG	31,441	1,099,402
Siemens AG	31,951	1,824,068
Solarworld AG (a)	2,258	46,043
Thyssen Krupp AG	13,375	233,345
TUI AG	5,297	28,246
United Internet AG	3,420	28,429
Volkswagen AG	4,298	1,319,856

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Wacker Chemie AG	426	$35,183

		19,110,105
Greece - 0.36%
Alpha Bank A.E.	15,278	101,398
Bank of Piraeus SA	13,147	87,361
Coca-Cola Hellenic Bottling Company SA	6,850	98,454
EFG Eurobank Ergas SA	13,290	76,769
Hellenic Petroleum SA	3,350	32,002
Hellenic Telecommunications Organization SA	10,510	157,541
Marfin Financial Group SA Holdings *	25,113	91,000
National Bank of Greece SA	18,499	280,992
OPAP SA	8,410	222,313
Public Power Corp. SA	4,490	81,484
Titan Cement Company SA	1,790	38,174

		1,267,488
Hong Kong - 3.07%
Agile Property Holdings, Ltd.	88,789	50,691
Alibaba.com, Ltd. * (g)	48,600	44,954
Anhui Conch Cement Company, Ltd., Class H *	16,930	93,847
ASM Pacific Technology, Ltd.	2,414	8,472
Bank of East Asia, Ltd.	63,329	122,532
Beijing Enterprises Holdings, Ltd.	15,286	64,072
Belle International Holdings, Ltd., GDR	116,578	59,510
BOC Hong Kong Holdings, Ltd.	142,828	146,650
Cathay Pacific Airways, Ltd.	31,782	31,731
Cheung Kong Holdings, Ltd.	50,849	438,259
Cheung Kong Infrastructure Holdings, Ltd.	15,772	62,997
China Agri-Industries Holdings, Ltd. *	67,216	31,997
China Everbright, Ltd.	34,216	53,007
China Insurance International Holdings
Company, Ltd.	34,000	54,665
China Merchants Holdings International
Company, Ltd.	45,067	104,550
China Mobile, Ltd.	221,030	1,929,651
China Overseas Land & Investment, Ltd.	153,522	241,404
China Resource Power Holdings, Ltd.	58,789	123,457
China Resources Enterprises, Ltd.	49,145	76,230
China Resources Land, Ltd.	52,789	82,818
China Travel International Investment
Hong Kong, Ltd.	176,291	31,161
China Unicom, Ltd.	225,432	235,245
Citic Pacific, Ltd.	48,967	55,428
CLP Holdings, Ltd.	74,789	506,159
CNOOC, Ltd.	584,280	589,412
CNPC Hong Kong, Ltd.	120,000	50,932
Cosco Pacific, Ltd.	53,145	52,268
Denway Motors, Ltd.	210,441	81,546
Dongfang Electrical Machinery Company, Ltd.	10,000	22,288
Esprit Holdings, Ltd.	40,015	204,171
Fosun International	92,000	30,719
Giordano International, Ltd.	611	116
Gome Electrical Appliances Holdings, Ltd. (e)	178,292	17,943
Hang Lung Group, Ltd.	36,000	110,581
Hang Lung Properties, Ltd.	80,326	190,010
Hang Seng Bank, Ltd.	28,319	286,712
Harbin Power Equipment Company, Ltd.	42,000	27,372

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Henderson Land Development Company, Ltd.	34,527	$132,104
Hengan International Group Company, Ltd.,
GDR	26,000	104,585
Hong Kong & China Gas Company, Ltd.	150,244	237,607
Hong Kong Aircraft Engineering Company, Ltd.	1,600	13,882
Hong Kong Electric Holdings, Ltd.	51,582	308,467
Hong Kong Exchange & Clearing, Ltd.	37,430	352,520
Hopewell Holdings, Ltd.	17,362	45,386
Huabao International Holdings, Ltd.	45,000	37,009
Hutchison Telecommunications
International, Ltd. *	39,668	12,409
Hutchison Whampoa, Ltd.	78,377	386,277
Hysan Development Company, Ltd.	13,014	22,193
Johnson Electronic Holdings, Ltd.	25	5
Kerry Properties, Ltd.	15,938	38,537
Kingboard Chemical Holdings, Ltd.	15,772	32,550
Li & Fung, Ltd.	85,971	202,428
Li Ning Company, Ltd.	31,751	52,518
Lifestyle International Holdings, Ltd.	18,000	14,365
Link, REIT	82,682	164,149
Mongolia Energy Company, Ltd. *	91,000	26,267
MTR Corp., Ltd.	55,463	133,721
New World Development Company, Ltd.	101,762	101,582
Noble Group, Ltd.	75,800	59,332
NWS Holdings, Ltd.	30,628	41,388
Orient Overseas International, Ltd.	6,562	16,321
Pacific Basin Shipping, Ltd.	34,000	15,674
Parkson Retail Group, Ltd.	42,500	43,113
PCCW, Ltd.	109,208	56,120
Ping An Insurance Group Company of China,
Ltd.	48,145	287,531
Shanghai Industrial Holdings, Ltd.	19,930	55,449
Shangri-La Asia, Ltd.	34,296	39,038
Shimao Property Holdings, Ltd., GDR	66,500	58,134
Sino Land Company, Ltd.	75,211	75,451
Sinofert Holdings, Ltd.	82,000	36,095
Sino-Ocean Land Holdings, Ltd.	137,000	90,144
Soho China, Ltd.	74,000	29,726
Sun Hung Kai Properties, Ltd.	51,611	464,105
Swire Pacific, Ltd., Class A	31,163	208,023
Techtronic Industries Company, Ltd.	15	7
Television Broadcasting Company, Ltd.	8,181	26,167
Tencent Holdings, Ltd.	34,000	252,025
Wharf Holdings, Ltd.	53,876	135,118
Wheelock and Company, Ltd.	40,000	67,273
Wing Hang Bank, Ltd.	4,596	21,644
Yue Yuen Industrial Holdings, Ltd.	30,067	68,752

		10,878,748
Hungary - 0.09%
Gedeon Richter Rt.	489	53,412
Magyar Telekom Rt.	16,414	38,003
MOL Magyar Olaj & Gazipari Rt.	2,498	112,023
OTP Bank Rt. * (a)	11,685	98,451

		301,889
India - 1.12%
Dr. Reddy's Laboratories, Ltd., ADR	6,975	65,914

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Grasim Industries, Ltd., ADR (g)	2,143	$64,590
Hindalco Industries, Ltd., ADR (g)	10,691	10,477
ICICI Bank, Ltd., SADR	20,229	268,843
Infosys Technologies, Ltd., ADR	29,889	795,944
Larsen & Toubro, Ltd., ADR (g)	2,684	35,519
Mahindra & Mahindra, Ltd., ADR	3,280	24,928
Ranbaxy Laboratories, Ltd., ADR	11,971	40,701
Reliance Capital, Ltd. (g)	2,081	14,497
Reliance Communication, Ltd., ADR (g)	66,499	229,176
Reliance Energy, Ltd., ADR (g)	1,080	32,924
Reliance Industries, Ltd., GDR (g)	34,328	2,056,247
Reliance Natural Resources, Ltd., ADR * (g)	21,768	38,486
Satyam Computer Services, Ltd., ADR (a)	15,376	24,140
State Bank of India GDR	1,201	49,241
Tata Communications, Ltd., ADR	1,174	25,088
Tata Motors, Ltd., SADR (a)	14,561	71,786
Wipro, Ltd., ADR (a)	18,605	132,282

		3,980,783
Indonesia - 0.29%
Aneka Tambang Tbk PT	104,625	9,903
Astra Agro Lestari Tbk PT	12,658	15,498
Astra International Tbk PT	84,483	104,577
Bank Central Asia Tbk PT	492,774	132,068
Bank Danamon Indonesia Tbk PT	53,759	14,574
Bank Mandiri Tbk PT	339,878	64,378
Bank Rakyat Indonesia Tbk PT	236,001	86,020
Berlian Laju Tanker Tbk PT	64,000	2,884
Bumi Resources Tbk PT	815,280	57,900
Energi Mega Persada Tbk PT *	138,000	822
Gudang Garam Tbk PT	16,482	8,456
Indocement Tunggal Prakarsa Tbk PT	26,487	12,078
Indofood Sukses Makmur Tbk PT	122,905	10,028
Indosat Tbk PT, ADR	418	8,314
Indosat Tbk PT	12,500	5,126
International Nickel Indonesia Tbk PT	60,000	11,579
Kalbe Farma Tbk PT	159,571	8,595
Lippo Karawaci Tbk PT *	548,500	39,978
Perusahaan Gas Negara Tbk PT	449,485	83,904
PT Telekomunikiasi Indonesia Tbk PT, SADR	4,330	111,281
Semen Gresik Persero Tbk PT	44,140	14,234
Tambang Batubara Bukit Asam Tbk PT	46,500	27,244
Telekomunikasi Indonesia Tbk PT	213,000	139,010
Unilever Indonesia Tbk PT	71,500	49,327
United Tractors Tbk PT	47,796	28,094

		1,045,872
Ireland - 0.28%
Allied Irish Banks PLC - London Exchange	23,589	18,430
Allied Irish Banks PLC - London Exchange	2,483	1,954
Anglo Irish Bank Corp. PLC	23,067	6,375
Bank of Ireland - London Exchange	2,975	2,035
Bank of Ireland	26,967	18,401
C&C Group PLC	240	413
CRH PLC - London Exchange	4,760	103,589
CRH PLC	14,794	318,770
Elan Corp. PLC (Ordinary Shares) *	10,631	72,037

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Elan Corp. PLC *	7,867	$53,108
Experian Group, Ltd.	38,420	240,240
Greencore Group PLC	24	22
Kerry Group PLC	3,087	62,576
Kerry Group PLC	2,506	51,126
Paddy Power PLC - London Exchange	51	798
Ryanair Holdings PLC, SADR *	1,736	40,119

		989,993
Israel - 0.71%
Africa-Israel Investments, Ltd.	387	3,413
Alvarion, Ltd., ADR *	814	2,694
Bank Hapoalim, Ltd. *	41,165	75,857
Bank Leumi Le-Israel, Ltd.	43,444	86,810
Bezek Israeli Telecommunications Corp., Ltd.	44,935	70,494
Cellcom Israel, Ltd.	1,650	35,145
Check Point Software Technologies, Ltd. *	6,607	146,742
Delek Group, Ltd.	259	22,095
Discount Investment Corp.	2,271	23,831
Elbit Systems, Ltd.	1,102	52,702
Gazit Globe, Ltd.	4,641	20,622
Given Imaging Corp., ADR *	127	897
Harel Insurance Investments, Ltd.	238	5,626
ICL Israel Chemicals, Ltd.	19,799	160,615
Israel Corp., Ltd.	129	39,960
Israel Discount Bank, Ltd.	35,175	26,282
Koor Industries, Ltd. *	1,723	26,843
Makhteshim-Agam Industries, Ltd.	13,808	58,167
Migdal Insurance Holdings, Ltd.	8,348	6,779
Nice Systems, Ltd. *	2,690	66,955
Oil Refineries, Ltd.	28,998	9,440
Ormat Industries, Ltd.	4,567	31,255
Partner Communications, Ltd.	3,565	53,734
RADWARE, Ltd., ADR *	437	2,543
Syneron Medical, Ltd., ADR *	692	4,104
Teva Pharmaceutical Industries, Ltd.	32,574	1,466,881
United Mizrahi Bank, Ltd.	6,753	32,626

		2,533,112
Italy - 2.34%
A2A SpA	50,947	77,352
Alleanza Assicurazioni SpA	13,926	78,463
Assicurazioni Generali SpA	38,365	657,441
Autogrill SpA	3,019	17,391
Autostrade SpA	9,985	150,700
Banca Carige SpA	31,484	103,136
Banca Intesa SpA - Non convertible	23,848	44,867
Banca Monte dei Paschi Siena SpA	98,983	136,862
Banca Popolare di Milano SpA	16,751	83,317
Banche Popolari Unite SpA	22,878	251,913
Banco Popolare Societa Cooperativa	25,171	115,519
Bulgari SpA	4,306	18,934
Enel SpA	156,491	750,415
Eni SpA	95,703	1,853,023
Exor SpA *	2,958	29,831
Fiat SpA	27,559	192,979
Finmeccanica SpA	15,228	189,538

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Fondiaria-Sai SpA	1,627	$19,016
Intesa Sanpaolo SpA	278,986	767,345
Italcementi SpA, RNC	4,657	24,546
Italcementi SpA	1,850	18,723
Lottomatica SpA	1,866	30,677
Luxottica Group SpA	4,539	70,134
Mediaset SpA	30,510	136,009
Mediobanca SpA	18,825	159,541
Mediolanum SpA	7,539	25,983
Parmalat SpA	66,057	135,996
Pirelli & Company SpA	64,952	15,158
Prysmian SpA	3,710	36,943
Saipem SpA	10,151	180,617
Saras SpA	8,036	21,041
Snam Rete Gas SpA	30,199	162,037
Telecom Italia SpA	366,897	473,015
Telecom Italia SpA	226,217	230,035
Tenaris SA *	17,972	182,658
Terna SpA	46,398	144,432
UniCredito Italiano SpA	413,230	680,120
Unipol Gruppo Finanziario SpA, ADR	26,103	23,113

		8,288,820
Japan - 16.76%
ABC-MART, Inc.	1,000	19,087
Acom Company, Ltd. (a)	1,207	34,288
Advantest Corp.	6,280	94,829
AEON Company, Ltd.	24,304	160,650
AEON Credit Service Company, Ltd.	1,877	17,183
Aeon Mall Company, Ltd.	1,400	18,008
Aioi Insurance Company, Ltd.	16,000	62,297
Aisin Seiki Company	7,679	123,221
Ajinomoto Company, Inc.	26,305	186,482
Alfresa Holdings Corp.	724	26,531
All Nippon Airways Company, Ltd.	26,715	104,514
Alps Electric Company, Ltd.	5,138	17,762
Amada Company, Ltd.	9,829	52,514
Aozora Bank, Ltd.	26,000	28,774
Asahi Breweries, Ltd.	14,601	175,128
Asahi Glass Company, Ltd.	38,191	202,754
Asahi Kasei Corp.	45,963	166,937
ASICS Corp.	5,000	34,891
Astellas Pharmaceuticals, Inc.	17,369	537,503
Bank of Kyoto, Ltd.	12,000	101,920
Benesse Corp.	2,954	108,813
Bridgestone Corp.	22,553	327,043
Brother Industries, Ltd.	6,400	47,443
Canon Sales Company, Inc.	2,000	28,175
Canon, Inc.	38,474	1,121,587
Casio Computer Company, Ltd.	7,133	51,019
Central Japan Railway Company, Ltd.	58	327,051
Chiba Bank, Ltd.	29,896	149,017
Chubu Electric Power Company, Inc.	24,077	530,672
Chugai Pharmaceutical Company, Ltd.	8,816	150,188
Chugoku Bank, Ltd.	7,000	89,785
Chugoku Electric Power Company, Inc.	10,400	225,460
Citizen Watch Company, Ltd.	10,135	41,590

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Coca-Cola West Japan Company, Ltd.	1,777	$28,430
Cosmo Oil Company, Ltd.	24,000	73,060
Credit Saison Company, Ltd.	3,991	39,582
Dai Nippon Printing Company, Ltd.	22,953	211,542
Daicel Chemical Industries, Ltd.	6,534	23,551
Daido Steel Company, Ltd.	8,000	19,928
Daihatsu Motor Company, Ltd.	7,000	55,330
Daiichi Sankyo Company, Ltd.	25,472	428,261
Daikin Industries, Ltd.	9,915	272,980
Dainippon Ink & Chemicals, Inc.	15,010	22,048
Dainippon Screen Manufacturing
Company, Ltd.	238	406
Dainippon Sumitomo Pharma Company, Ltd.	7,000	58,431
Daito Trust Construction Company, Ltd.	3,219	108,519
Daiwa House Industry Company, Ltd.	19,715	160,211
Daiwa Securities Group, Inc.	50,251	222,695
Dena Company, Ltd.	8	26,310
Denki Kagaku Kogyo Kabushiki Kaisha	16,477	29,880
Denso Corp.	17,922	362,299
Dentsu, Inc. (a)	6,000	92,185
Dowa Mining Company, Ltd.	8,534	32,264
East Japan Railway Company	12,300	641,251
Eisai Company, Ltd.	9,352	275,273
Electric Power Development Company, Ltd.	5,100	152,105
Elpida Memory, Inc. * (a)	3,100	21,847
FamilyMart Company, Ltd.	1,860	56,636
Fanuc, Ltd.	6,979	477,343
Fast Retailing Company, Ltd.	1,766	202,206
Fuji Electric Holdings Company, Ltd.	11,420	13,612
Fuji Heavy Industries, Ltd.	25,000	83,206
Fuji Photo Film Company, Ltd.	17,967	395,479
Fuji Television Network, Inc.	11	12,364
Fujitsu, Ltd.	69,621	261,234
Fukuoka Financial Group, Inc.	23,000	70,814
Furukawa Electric Company, Ltd.	17,362	49,739
Gunma Bank	11,477	62,450
Hakuhodo DY Holdings, Inc.	570	24,518
Hankyu Hanshin Holdings, Inc.	45,000	204,649
Haseko Corp.	26,000	12,269
Hikari Tsushin, Inc.	700	13,326
Hino Motors, Ltd.	7,886	17,392
Hirose Electric Company, Ltd.	983	95,089
Hisamitsu Pharmaceutical Company, Inc.	2,800	86,508
Hitachi Capital Corp.	7	75
Hitachi Chemical, Ltd.	2,484	30,046
Hitachi Construction Machinery Company, Ltd.	3,343	44,136
Hitachi High-Technologies Corp.	1,800	25,526
Hitachi Metals, Ltd.	4,000	28,470
Hitachi, Ltd.	124,118	339,586
Hokkaido Electric Power Company, Inc.	7,368	148,157
Hokuhoku Financial Group, Inc.	49,134	90,180
Hokuriku Electric Power Company	6,700	161,169
Honda Motor Company, Ltd.	60,862	1,448,866
House Food Corp.	101	1,408
Hoya Corp.	15,392	306,325
Ibiden Company, Ltd.	5,300	129,643

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Idemitsu Kosan Company, Ltd.	1,000	$75,543
Inpex Holdings, Inc.	31	219,538
Isetan Mitsukoshi Holdings, Ltd.	13,543	104,806
Ishikawajima-Harima Heavy Industries
Company, Ltd.	36,134	41,513
Isuzu Motors, Ltd.	35,000	42,988
IT Holdings Corp.	83	966
ITO EN, Ltd.	1,706	20,946
Itochu Corp.	56,202	277,302
Itochu Techno-Science Corp.	1,248	26,045
Iyo Bank, Ltd.	10,000	101,419
J Front Retailing Company, Ltd.	13,000	45,244
JAFCO Company, Ltd. *	1,253	22,601
Japan Airlines System Corp. *	26,953	54,698
Japan Petroleum Exploration Company, Ltd.	1,000	40,736
Japan Prime Realty Investment Corp., REIT	15	27,874
Japan Real Estate Investment Corp., REIT	16	122,915
Japan Retail Fund Investment Corp., REIT	10	38,304
Japan Tobacco, Inc.	165	441,075
JFE Holdings, Inc.	19,162	422,967
JGC Corp.	8,886	102,604
Joyo Bank, Ltd.	26,953	124,978
JS Group Corp.	10,416	117,803
JSR Corp.	7,433	87,455
Jupiter Telecommunications Company, Ltd.	100	66,802
Kajima Corp.	24,191	59,929
Kamigumi Company, Ltd.	10,534	70,128
Kaneka Corp.	9,829	48,596
Kansai Electric Power Company, Ltd.	27,678	601,512
Kansai Paint Company, Ltd.	5,238	29,332
Kao Corp.	19,362	377,799
Kawasaki Heavy Industries, Ltd.	59,963	120,380
Kawasaki Kisen Kaisha, Ltd.	25,067	78,787
KDDI Corp.	106	499,169
Keihin Electric Express Railway Company, Ltd.	17,067	123,150
Keio Corp.	22,715	129,345
Keisei Electric Railway Company, Ltd.	9,000	45,321
Keyence Corp.	1,591	300,996
Kikkoman Corp.	4,238	35,739
Kinden Corp.	2,591	21,186
Kintetsu Corp. (a)	60,792	252,718
Kirin Brewery Company, Ltd.	28,896	308,698
Kobe Steel Company, Ltd.	105,517	136,450
Komatsu, Ltd.	33,130	366,641
Konami Corp.	2,343	35,629
Konica Minolta Holdings, Inc.	18,391	160,307
Koyo Seiko Company, Ltd.	5,743	40,589
Kubota Corp.	41,782	231,546
Kuraray Company, Ltd.	10,300	88,436
Kurita Water Industries, Ltd.	3,319	64,592
Kyocera Corp.	5,938	396,356
Kyowa Hakko Kogyo Company, Ltd.	8,611	73,442
Kyushu Electric Power Company, Inc.	14,031	315,029
Lawson, Inc.	2,131	88,521
LeoPalace21 Corp.	3,402	20,341
Mabuchi Motor Company, Ltd.	918	37,391

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Makita Corp.	3,543	$80,916
Marubeni Corp.	62,202	195,907
Marui Company, Ltd.	8,664	46,573
Maruichi Steel Tube, Ltd.	1,700	36,643
Matsui Securities Company, Ltd.	4,900	32,172
Matsumotokiyoshi Holdings Company, Ltd.	48	777
Matsushita Electric Industrial Company, Ltd.	66,593	735,107
Matsushita Electric Works, Ltd.	11,181	81,847
Mazda Motor Corp.	25,000	42,381
Mediceo Holdings Company, Ltd.	4,590	48,972
Meiji Dairies Corp.	6,886	28,522
Meitec Corp.	83	1,031
Minebea Company, Ltd.	8,477	31,223
Mitsubishi Chemical Holdings Corp., ADR	49,000	169,107
Mitsubishi Corp.	49,256	652,973
Mitsubishi Electric Corp.	71,973	327,086
Mitsubishi Estate Company, Ltd.	42,782	485,332
Mitsubishi Gas & Chemicals Company, Inc.	10,829	46,849
Mitsubishi Heavy Industries, Ltd.	117,937	361,000
Mitsubishi Logistics Corp.	2,943	28,959
Mitsubishi Materials Corp.	47,020	128,082
Mitsubishi Motors Corp. * (a)	137,000	175,497
Mitsubishi Rayon Company, Ltd.	18,010	34,770
Mitsubishi UFJ Financial Group, Inc.	404,100	1,990,888
Mitsubishi UFJ Lease & Finance
Company, Ltd.	2,070	44,132
Mitsui & Company, Ltd.	62,611	637,836
Mitsui Chemicals, Inc.	20,010	48,980
Mitsui Engineering & Shipbuilding
Company, Ltd.	24,362	41,186
Mitsui Fudosan Company, Ltd.	31,248	342,786
Mitsui Mining & Smelting Company, Ltd.	16,010	26,637
Mitsui O.S.K. Lines, Ltd.	42,487	210,266
Mitsui Sumitomo Insurance Group
Holdings, Inc.	13,977	329,301
Mitsui Trust Holdings, Inc.	30,010	93,348
Mitsumi Electric Company, Ltd.	2,101	30,689
Mizuho Financial Group, Inc. (a)	351,500	686,396
Mizuho Trust & Banking Company, Ltd.	41,000	38,218
Murata Manufacturing Company, Ltd.	7,904	306,654
Namco Bandai Holdings, Inc.	8,532	85,648
NEC Corp.	73,383	199,584
NEC Electronics Corp. *	1,148	7,059
NGK INSULATORS, Ltd.	7,829	122,450
NGK Spark Plug Company, Ltd.	5,238	44,588
NHK Spring Company, Ltd.	3,000	10,907
NICHIREI Corp.	534	1,909
Nidec Corp.	4,114	185,191
Nikon Corp.	13,181	150,014
Nintendo Company, Ltd.	3,608	1,055,454
Nippon Building Fund, Inc., REIT	20	172,859
Nippon Electric Glass Company, Ltd.	10,000	70,925
Nippon Express Company, Ltd.	32,191	101,447
Nippon Light Metal Company, Ltd.	124	91
Nippon Meat Packers, Inc.	5,238	55,061
Nippon Mining Holdings, Inc.	34,868	139,761
Nippon Oil Corp.	48,906	243,679

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Paper Group, Inc.	3,000	$73,039
Nippon Sheet Glass Company, Ltd.	18,829	47,081
Nippon Steel Corp.	186,464	503,590
Nippon Telegraph & Telephone Corp.	18,800	717,496
Nippon Yusen Kabushiki Kaisha	42,077	162,543
NIPPONKOA Insurance Company, Ltd.	25,000	144,750
Nishi-Nippon City Bank, Ltd.	18,000	39,426
Nissan Chemical Industries, Ltd.	5,238	44,141
Nissan Motor Company, Ltd.	84,310	304,724
Nissay Dowa General Insurance Company,
Ltd.	7,000	26,968
Nisshin Seifun Group, Inc.	4,886	52,644
Nisshin Steel Company	22,953	38,948
Nisshinbo Industries, Inc.	4,591	43,759
Nissin Food Products Company, Ltd.	2,384	70,590
Nitori Company, Ltd.	1,132	63,357
Nitto Denko Corp.	6,468	132,357
NOK Corp.	3,008	25,909
Nomura Holdings, Inc.	65,393	331,739
Nomura Real Estate Holdings, Inc.	1,300	19,832
Nomura Real Estate Office Fund, Inc. (a)	11	61,617
Nomura Research Institute, Ltd.	3,389	53,198
NSK, Ltd.	13,715	53,235
NTN Corp.	11,772	33,408
NTT Data Corp.	49	134,233
NTT DoCoMo, Inc.	567	772,501
NTT Urban Development Corp.	37	29,945
Obayashi Corp.	19,362	94,468
OBIC Company, Ltd.	210	26,462
Odakyu Electric Railway Company, Ltd.	24,305	188,826
Oji Paper Company, Ltd.	34,191	140,069
Olympus Optical Company, Ltd.	8,534	139,263
Omron Corp.	6,539	77,559
Ono Pharmaceutical Company, Ltd.	3,700	162,388
Onward Kashiyama Company, Ltd.	4,591	30,391
Oracle Corp. - Japan	1,048	39,828
Oriental Land Company, Ltd.	1,707	108,773
ORIX Corp. *	3,794	124,866
Osaka Gas Company, Ltd.	72,155	225,870
Otsuka Corp.	400	14,957
Promise Company, Ltd.	2,381	37,707
Q.P. Corp.	13	140
Rakuten, Inc.	254	122,239
Resona Holdings, Inc. (a)	19,000	256,157
Ricoh Company, Ltd.	24,601	297,473
Rinnai Corp.	48	1,683
Rohm Company, Ltd.	3,873	193,505
SANKYO Company, Ltd.	2,107	92,083
Santen Pharmaceutical Company, Ltd.	2,200	61,362
Sanwa Shutter Corp.	238	670
Sanyo Electric Company, Ltd. *	54,849	82,316
Sapporo Hokuyo Holdings, Inc.	8,000	22,685
Sapporo Holdings, Ltd.	8,534	32,672
SBI Holdings, Inc.	486	50,951
Secom Company, Ltd.	7,810	289,162
SEGA SAMMY HOLDINGS, Inc.	5,808	51,519

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Seiko Epson Corp.	3,878	$53,341
Sekisui Chemical Company, Ltd.	12,772	63,793
Sekisui House, Ltd.	17,362	132,914
Seven & I Holdings Company, Ltd.	29,519	651,693
Seven Bank, Ltd.	15	39,964
Sharp Corp.	36,782	294,337
Shikoku Electric Power Company, Inc.	6,900	184,279
Shimadzu Corp.	7,000	45,184
Shimamura Company, Ltd.	624	33,413
Shimano, Inc.	2,131	64,877
Shimizu Corp.	24,305	101,738
Shin-Etsu Chemical Company, Ltd.	14,889	731,501
Shinko Electric Industries Company, Ltd.	2,000	19,266
Shinko Securities Company, Ltd.	14,000	27,636
Shinsei Bank, Ltd. *	50,906	51,727
Shionogi & Company, Ltd.	11,477	197,826
Shiseido Company, Ltd.	12,477	182,926
Shizuoka Bank, Ltd.	22,658	205,471
Showa Denko K.K.	34,839	43,301
Showa Shell Sekiyu K.K.	5,545	50,927
SMC Corp.	2,136	208,179
SOFTBANK Corp.	27,712	356,895
Sojitz Holdings Corp.	30,209	36,316
Sompo Japan Insurance, Inc.	31,896	167,184
Sony Corp.	36,458	754,114
Sony Financial Holdings, Inc.	29	78,213
Square Enix Company, Ltd.	2,200	41,723
Stanley Electric Corp.	6,592	74,122
Sumco Corp.	3,300	49,163
Sumitomo Bakelite Company, Ltd.	238	960
Sumitomo Chemical Company, Ltd.	59,554	204,742
Sumitomo Corp.	41,434	360,040
Sumitomo Electric Industries, Ltd.	28,201	237,613
Sumitomo Heavy Industries, Ltd.	25,010	84,358
Sumitomo Metal Industries, Ltd.	142,423	289,045
Sumitomo Metal Mining Company, Ltd.	20,715	199,165
Sumitomo Mitsui Financial Group, Inc.	24,200	852,115
Sumitomo Realty &
Development Company, Ltd.	14,124	157,801
Sumitomo Rubber Industries, Inc.	6,300	42,233
Sumitomo Titanium Corp.	600	15,726
Sumitomo Trust & Banking Company, Ltd.	53,554	207,350
Suruga Bank, Ltd.	9,886	82,476
Suzuken Company, Ltd.	2,077	54,482
Suzuki Motor Corp.	13,300	223,700
T&D Holdings, Inc.	7,559	184,097
TAIHEIYO CEMENT Corp.	24,191	35,633
Taisei Corp.	32,134	61,624
Taisho Pharmaceuticals Company, Ltd.	4,238	79,008
Taiyo Nippon Sanso Corp.	12,181	80,398
Takashimaya Company, Ltd.	9,181	53,205
Takeda Pharmaceutical Company, Ltd.	29,351	1,018,320
Takefuji Corp.	3,444	16,290
Tanabe Seiyaku Company, Ltd.	7,000	69,687
TDK Corp.	4,732	178,869
Teijin, Ltd.	26,896	58,766

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Terumo Corp.	6,397	$237,621
The 77th Bank, Ltd.	14,477	72,214
The Bank of Yokohama, Ltd.	46,316	198,581
The Hachijuni Bank, Ltd.	17,000	99,177
The Hiroshima Bank, Ltd.	21,000	80,485
The Japan Steel Works, Ltd.	14,000	133,474
The Tokyo Electric Power Company, Ltd.	43,833	1,095,545
THK Company, Ltd.	4,119	55,845
Tobu Railway Company, Ltd.	31,248	158,531
Toda Corp.	238	733
Toho Company, Ltd.	4,767	66,934
Toho Gas Company, Ltd.	19,000	87,388
Tohoku Electric Power Company, Inc.	15,720	346,005
Tokio Marine Holdings, Inc.	24,900	613,262
Tokuyama Corp.	6,000	38,526
Tokyo Broadcasting Company, Ltd.	1,148	15,148
Tokyo Electron, Ltd.	6,468	242,251
Tokyo Gas Company, Ltd.	85,165	298,773
Tokyo Steel Manufacturing Company, Ltd.	3,200	32,253
Tokyo Tatemono Company, Ltd.	9,000	23,362
Tokyu Corp.	43,134	181,230
Tokyu Land Corp.	12,829	35,774
TonenGeneral Sekiyu K.K.	11,829	115,913
Toppan Printing Company, Ltd.	16,010	109,894
Toray Industries, Inc. (a)	50,611	204,040
Toshiba Corp. (a)	114,289	297,733
Tosoh Corp.	13,772	26,254
Toto, Ltd. (a)	6,829	34,513
Toyo Seikan Kaisha, Ltd.	6,591	97,289
Toyo Suisan Kaisha, Ltd.	3,295	67,988
Toyobo Company, Ltd.	67	87
Toyoda Gosei Company, Ltd.	1,966	30,102
Toyota Boshoku Corp.	1,600	16,678
Toyota Industries Corp.	6,910	148,840
Toyota Motor Corp.	101,153	3,213,010
Toyota Tsusho Corp.	6,500	63,517
Trend Micro, Inc.	4,267	121,894
Tsumura & Company, Ltd.	2,600	67,278
Ube Industries, Ltd.	42,963	78,621
UNI Charm Corp.	1,642	99,809
UNY Company, Ltd.	4,238	33,603
Ushio, Inc.	5,043	71,286
USS Company, Ltd.	787	34,512
West Japan Railway Company, Ltd.	64	202,939
Yahoo Japan Corp. (a)	566	149,049
Yakult Honsha Company, Ltd.	3,043	54,450
Yamada Denki Company, Ltd.	3,364	132,760
Yamaguchi Financial Group, Inc.	6,000	56,874
Yamaha Corp.	4,774	46,961
Yamaha Motor Company, Ltd.	5,209	46,734
Yamato Kogyo Company, Ltd.	800	17,273
Yamato Transport Company, Ltd.	15,420	146,244
Yamazaki Baking Company, Ltd.	5,591	60,238
YASKAWA Electric Corp.	7,000	30,643
Yokogawa Electric Corp.	5,686	23,094

		59,394,804

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Luxembourg - 0.27%
ArcelorMittal	31,493	$642,572
Millicom International Cellular SA, ADR *	1,911	71,531
Reinet Investments SCA (Depository Receipt) *	7,937	7,589
Reinet Investments SCA *	2,087	19,207
SES, ADR	10,742	205,042

		945,941
Malaysia - 0.59%
AirAsia BHD *	21,700	5,596
AMMB Holdings BHD	79,587	56,990
Asiatic Development BHD	15,000	17,633
Berjaya Sports Toto BHD	35,500	44,611
British American Tobacco Malaysia BHD	4,800	59,946
Bursa Malaysia BHD	8,000	11,304
Commerce Asset Holdings BHD	96,500	181,518
Digi.Com BHD	11,000	63,976
Gamuda BHD	79,600	43,305
Genting BHD	93,000	93,880
Guinness Anchor BHD	3,700	5,684
Hong Leong Bank BHD	24,800	36,450
Hong Leong Credit BHD	5,600	7,194
IGB Corp. BHD	17,700	6,551
IJM Corp. BHD *	32,650	37,483
IOI Corp. BHD	131,225	136,995
IOI Properties BHD *	2,000	1,373
KLCC Property Holdings BHD	11,300	9,296
KNM Group BHD	117,150	12,383
Kuala Lumpur Kepong BHD	21,050	61,237
Lafarge Malayan Cement BHD	9,360	10,346
Malayan Banking BHD	94,650	100,324
Malaysian Airline System BHD	9,200	7,242
Malaysian Plantations BHD	52,400	24,314
MISC BHD	44,500	99,903
MMC Corp. BHD	61,500	23,953
Parkson Holdings BHD	19,800	20,434
Petronas Dagangan BHD	6,600	14,310
Petronas Gas BHD	21,800	58,071
PLUS Expressways BHD	67,600	54,545
PPB Group BHD	19,500	52,452
Public Bank BHD - Foreign Market	42,000	87,041
Public Bank BHD	1,200	2,488
Resorts World BHD	122,700	72,044
RHB Capital BHD	26,200	25,486
Sime Darby BHD	94,901	148,529
SP Setia BHD	41,800	32,031
Tanjong PLC	10,200	38,636
Telekom Malaysia BHD	49,900	48,187
Tenaga Nasional BHD	53,100	88,873
TM International BHD *	51,200	31,793
UEM Land Holdings BHD *	24,125	4,732
UMW Holdings BHD	24,700	35,595
YTL Corp. BHD	34,900	66,603
YTL Power International BHD	82,365	43,363

		2,084,700
Mexico - 0.90%
Alfa SA de CV	18,536	28,762

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
America Movil SAB de CV, Series L	718,060	$977,859
Banco Compartamos SA de CV, ADR	15,200	28,436
Carso Global Telecom SAB de CV *	29,300	96,184
Cemex SA de CV *	289,877	180,495
Coca-Cola Femsa SA de CV	13,259	45,005
Desarrolladora Homex SA de CV *	7,400	16,404
Empresas ICA Sociedad
Controladora SA de CV *	24,900	42,188
Fomento Economico Mexicano SA de CV	81,665	207,319
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	23,700	43,083
Grupo Bimbo SA de CV	14,488	54,209
Grupo Carso SA de CV	27,019	65,616
Grupo Elektra SA de CV	3,200	106,222
Grupo Financiero Banorte SA de CV	57,370	76,102
Grupo Financiero Inbursa SA de CV	33,441	86,170
Grupo Mexico SA	158,937	115,795
Grupo Modelo SA	23,008	69,682
Grupo Televisa SA	91,843	249,626
Industrias Penoles SA de CV	4,650	48,585
Kimberly-Clark de Mexico SA de CV	23,326	75,717
Mexichem SAB de CV	29,800	20,933
Telefonos de Mexico SA de CV	239,920	181,570
Telmex Internacional SAB de CV	248,220	113,903
Urbi Desarrollos Urbanos SA de CV *	17,600	15,457
Wal-Mart de Mexico SA de CV, Series V	111,365	259,996

		3,205,318
Netherlands - 1.47%
Aegon NV	37,400	144,978
Akzo Nobel NV	6,475	245,216
ASML Holding NV (a)	10,849	191,029
Corio NV	926	38,297
Fugro NV	1,436	45,604
Heineken Holding NV	3,000	72,728
Heineken NV	6,485	184,221
ING Groep NV	72,195	395,587
Koninklijke (Royal) KPN NV	65,165	870,020
Koninklijke (Royal) Philips Electronics NV (a)	36,691	543,105
Koninklijke Ahold NV	43,538	476,859
Koninklijke Boskalis Westinster NV	1,367	27,464
Koninklijke DSM NV (a)	3,535	93,015
Randstad Holdings NV	2,687	45,583
Reed Elsevier NV	16,909	180,940
SBM Offshore NV	3,495	46,482
SNS Reaal	3,557	12,548
STMicroelectronics NV	27,213	136,166
TNT Post Group NV	10,406	178,363
Unilever NV	58,671	1,155,886
Wolters Kluwer NV	7,859	127,392

		5,211,483
New Zealand - 0.08%
Auckland International Airport, Ltd.	48,067	46,895
Contact Energy, Ltd.	8,173	26,672
Fletcher Building, Ltd.	22,638	77,463
Sky City Entertainment Group, Ltd.	13,929	22,338

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

New Zealand (continued)
Telecom Corp. of New Zealand, Ltd.	77,794	$101,381

		274,749
Norway - 0.49%
Aker Kvaerner ASA	8,239	53,204
Den Norske Bank ASA	29,801	133,691
Lighthouse Caledonia ASA *	688	11
Norsk Hydro ASA	27,524	103,569
Orkla ASA	31,312	214,800
Prosafe Production Public, Ltd. *	5,400	8,415
Renewable Energy Corp. ASA * (a)	6,940	60,021
Statoil ASA	47,572	832,543
Telenor ASA	31,991	182,880
Yara International ASA	7,212	157,560

		1,746,694
Peru - 0.11%
Compania de Minas Buenaventura SA	5,790	140,431
Credicorp SA	2,108	99,582
Credicorp, Ltd., ADR	90	4,216
Southern Peru Copper Corp.	8,121	143,336

		387,565
Philippines - 0.10%
Ayala Corp.	9,006	38,420
Ayala Land, Inc.	163,200	19,264
Banco De Oro	54,886	28,993
Bank of the Philippine Islands	40,320	28,344
Filinvest Land, Inc.	98,991	740
Globe Telecommunications, Inc.	830	14,359
Jollibee Foods Corp.	10,900	9,821
Manila Electric Company	21,997	39,639
Metropolitan Bank & Trust Company	15,500	8,335
Philippine Long Distance Telephone Company	2,300	102,836
PNOC Energy Development Corp. *	166,351	13,445
SM Investments Corp.	4,340	17,865
SM Prime Holdings, Ltd.	136,479	20,639

		342,700
Poland - 0.23%
Bank Handlowy w Warszawie SA	1,616	17,343
Bank Millennium SA	8,639	4,482
Bank Pekao SA	4,854	116,893
Bank Zachodni WBK SA	639	12,541
Boryszew SA *	661	446
BRE Bank SA *	258	7,809
Cersanit-Krasnystaw SA *	2,113	6,627
Computerland SA *	207	1,068
Cyfrowy Polsat SA	6,360	24,779
Debica SA	64	650
Getin Holding SA *	5,118	5,926
Globe Trade Centre SA *	3,523	15,043
Grupa Lotos SA *	722	3,442
ING Bank Slaski SA	170	10,349
KGHM Polska Miedz SA	5,533	73,125
Orbis SA	867	7,396
PBG SA *	272	14,951
Polimex Mostostal SA	12,839	11,070

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Polish Oil & Gas Company	54,689	$52,978
Polski Koncern Naftowy Orlen SA	13,706	94,514
Powszechna Kasa Oszczednosci Bank
Polski SA	19,971	123,506
Softbank SA	2,877	36,213
Telekomunikacja Polska SA	26,840	145,379
TVN SA	4,829	11,863

		798,393
Portugal - 0.27%
Banco Comercial dos Acores SA * (a)	96,085	78,802
Banco Espirito Santo SA	9,749	38,045
Brisa Auto Estrada, SA (a)	12,417	86,086
Cimpor-Cimentos De Portugal SA (a)	12,091	60,191
EDP Renovaveis SA *	9,451	77,194
Electricidade de Portugal SA	68,809	238,535
Galp Energia SGPS SA	7,937	94,520
Jeronimo Martins, SGPS SA	10,828	53,309
Portugal Telecom, SGPS, SA	23,271	179,767
PT Multimedia.com, SGPS, SA	8,478	45,104

		951,553
Russia - 1.03%
Comstar United Telesystems, GDR *	9,720	32,562
Gazprom OAO, SADR - Ordinary Shares	1,840	27,265
Gazprom OAO, SADR	89,390	1,327,441
JSC MMC Norilsk Nickel, ADR	28,638	171,828
Lukoil Oil Company, ADR	18,789	701,769
Mechel Steel Group, ADR (a)	8,079	33,689
Mobile Telesystems, SADR	7,605	227,542
NovaTek OAO, ADR	3,244	74,730
Novolipetsk Steel, ADR	6,971	82,955
Polyus Gold Company ZAO, SADR (a)	4,190	94,066
Rostelecom, ADR	2,023	104,306
Sberbank, GDR (e)	2,607	257,572
Sibirtelecom, ADR	632	1,479
Sistema JSFC, Reg. S, GDR	6,806	38,902
Surgutneftegaz, ADR (a)	27,383	168,132
Tatneft, ADR	2,024	93,205
UralsvyAzinform, ADR	1,479	2,958
Vimpel-Communications, SADR	18,522	121,134
VolgaTelecom, ADR	1,355	1,816
VTB Bank OJSC, GDR (a)	25,800	41,702
Wimm-Bill-Dann Foods OJSC, ADR *	948	30,156

		3,635,209
Singapore - 0.87%
Ascendas, REIT *	52,395	42,151
Capitaland, Ltd.	128,587	197,173
CapitaMall Trust *	90,552	78,874
Chartered Semiconductor Manufacturing, Ltd. *	430	38
City Developments, Ltd.	21,715	73,093
ComfortDelGro Corp., Ltd.	80,269	71,884
Cosco Corp. Singapore, Ltd.	54,000	29,158
DBS Group Holdings, Ltd.	62,974	351,077
Fraser and Neave, Ltd.	43,200	71,966
Genting International PLC *	120,000	41,450
Golden Agri-Resources, Ltd.	248,560	45,066

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Jardine Cycle and Carriage, Ltd.	6,924	$54,054
Keppel Corp., Ltd.	49,810	164,565
Neptune Orient Lines, Ltd.	33,362	25,931
Olam International, Ltd.	57,700	55,582
Oversea-Chinese Banking Corp., Ltd.	92,448	294,720
Parkway Holdings, Ltd.	39,042	29,820
SembCorp Industries, Ltd.	43,415	67,337
SembCorp Marine, Ltd.	41,706	49,654
Singapore Airlines, Ltd.	20,880	137,701
Singapore Exchange, Ltd.	33,601	112,903
Singapore Press Holdings, Ltd.	60,059	99,938
Singapore Technologies Engineering, Ltd.	56,202	91,057
Singapore Telecommunications, Ltd.	298,430	497,443
Suntec Real Estate Investment Trust *	191	79
United Overseas Bank, Ltd.	46,963	301,234
UOL Group, Ltd.	28,568	35,212
Wilmar International, Ltd.	36,000	75,327

		3,094,487
South Africa - 1.56%
ABSA Group, Ltd.	12,198	123,899
Adcock Ingram Holdings, Ltd. *	4,907	18,625
African Bank Investments, Ltd.	27,463	73,064
African Rainbow Minerals, Ltd.	5,215	76,320
Anglo Platinum, Ltd.	2,819	141,749
AngloGold Ashanti, Ltd.	10,364	375,985
Aspen Pharmacare Holdings, Ltd. *	12,119	58,395
Aveng, Ltd.	19,240	52,942
Barloworld, Ltd.	6,212	21,027
Bidvest Group, Ltd.	10,837	100,595
British American Tobacco PLC	5,059	116,873
Discovery Holdings, Ltd., ADR	1	3
FirstRand, Ltd.	109,286	139,320
Foschini, Ltd.	10,657	49,448
Gold Fields, Ltd.	23,112	259,620
Growthpoint Properties, Ltd.	58,388	83,764
Harmony Gold Mining Company, Ltd. *	13,164	142,118
Hulamin, Ltd.	107	113
Impala Platinum Holdings, Ltd.	20,006	334,807
Imperial Holdings, Ltd.	5,062	28,606
Investec, Ltd.	11,567	47,494
Kumba Iron Ore, Ltd.	3,542	61,316
Kumba Resources, Ltd.	6,196	45,229
Liberty Holdings, Ltd.	3,638	24,197
Massmart Holdings, Ltd.	8,958	65,859
Mittal Steel South Africa, Ltd.	8,787	67,823
MTN Group, Ltd.	57,813	641,464
Murray & Roberts Holdings, Ltd.	13,883	59,469
Naspers, Ltd.	14,398	243,622
Nedbank Group, Ltd.	9,116	81,928
Network Healthcare Holdings, Ltd. *	37,390	31,403
Northam Platinum, Ltd.	5,619	15,289
Pick'n Pay Stores, Ltd.	11,917	37,090
Pretoria Portland Cement Company, Ltd.	21,775	72,230
Remgro, Ltd.	17,991	128,164
Reunert, Ltd.	5,060	19,591
RMB Holdings, Ltd.	26,897	58,423

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Sanlam, Ltd.	84,921	$151,066
Sappi, Ltd.	17,308	33,386
Sasol, Ltd.	21,862	633,731
Shoprite Holdings, Ltd.	18,061	96,436
Standard Bank Group, Ltd.	42,584	357,362
Steinhoff International Holdings, Ltd. *	48,620	51,778
Super Group, Ltd. *	2,898	190
Telkom SA, Ltd.	11,526	128,417
Tiger Brands, Ltd.	6,871	98,023
Truworths International, Ltd.	13,754	46,656
Woolworths Holdings, Ltd.	24,928	29,991

		5,524,900
South Korea - 2.62%
Amorepacific Corp.	144	63,775
Asiana Airlines *	814	2,125
Busan Bank	9,427	40,640
Cheil Industries, Inc.	2,210	60,940
CJ CheilJedang Corp.	410	43,122
Daegu Bank	3,940	21,001
Daelim Industrial Company, Ltd.	1,390	53,513
Daewoo Engineering & Construction
Company, Ltd.	6,620	46,678
Daewoo International Corp.	2,550	46,165
Daewoo Securities Company, Ltd. *	5,570	74,748
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	4,330	68,191
DC Chemical Company, Ltd.	540	78,912
Dongbu Insurance Company, Ltd. *	990	14,899
Dongkuk Steel Mill Company, Ltd.	2,180	40,530
Doosan Corp.	370	27,013
Doosan Heavy Industries and Construction
Company, Ltd.	1,350	67,246
Doosan Infracore Company, Ltd.	4,030	43,428
GS Engineering & Construction Corp.	1,110	49,674
GS Holdings Corp.	1,880	40,651
Hana Financial Group, Inc.	5,430	82,733
Hanjin Heavy Industries & Construction
Company, Ltd.	1,053	21,770
Hanjin Shipping Company, Ltd.	1,680	22,911
Hankook Tire Company, Ltd.	3,350	32,229
Hanwha Chem Corp.	2,217	15,242
Hanwha Corp.	2,290	49,794
Hite Brewery Company, Ltd.	162	16,117
Hite Holdings Company, Ltd.	200	3,978
Honam Petrochemical Corp.	900	39,051
Hynix Semiconductor, Inc. *	16,310	146,844
Hyosung Corp.	1,170	55,420
Hyundai Department Store Company, Ltd.	800	41,732
Hyundai Development Company	2,830	69,591
Hyundai Engineering & Construction
Company, Ltd.	2,150	92,677
Hyundai Heavy Industries Company, Ltd.	1,570	224,781
Hyundai Mipo Dockyard Company, Ltd.	570	53,938
Hyundai Mobis	2,250	130,665
Hyundai Motor Company, Ltd.	5,820	235,506
Hyundai Securities Company, Ltd. *	6,865	57,093

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hyundai Steel Company	2,530	$79,438
Industrial Bank of Korea *	8,670	43,417
Kangwon Land, Inc.	5,330	53,281
KB Financial Group, Inc., ADR * (a)	7,870	190,847
KB Financial Group, Inc. *	5,180	125,303
KCC Corp.	240	53,019
Kia Motors Corp. *	9,590	59,638
Korea Electric Power Corp., ADR *	12,176	111,410
Korea Electric Power Corp. *	3,830	70,193
Korea Exchange Bank	12,560	57,091
Korea Express Company, Ltd. *	440	32,310
Korea Gas Corp.	1,230	36,228
Korea Investment Holdings Company, Ltd. *	2,240	48,731
Korea Line Corp.	160	6,838
Korea Zinc Company, Ltd.	340	28,176
Korean Air Lines Company, Ltd. *	1,139	28,673
Korean Reinsurance Company, Ltd. *	15	116
KT Corp., SADR (a)	6,342	87,456
KT Corp.	2,110	58,708
KT Freetel Company, Ltd. *	3,300	66,209
KT&G Corp.	4,220	232,931
Kumho Industrial Company, Ltd.	540	5,679
LG Chem, Ltd.	2,065	130,712
LG Corp.	3,780	136,195
LG Dacom Corp.	2,450	31,128
LG Display Company, Ltd., ADR *	2,360	24,119
LG Display Company, Ltd.	5,860	119,602
LG Electronics, Inc.	3,580	238,188
LG Household & Health Care, Ltd.	310	33,935
LG Telecom, Ltd.	6,688	40,961
Lotte Confectionery Company, Ltd.	44	32,956
Lotte Shopping Company, Ltd.	380	52,927
LS Cable, Ltd.	870	49,449
Mirae Asset Securities Company, Ltd. *	875	45,444
NHN Corp. *	1,494	164,618
Pacific Corp.	20	1,264
POSCO	2,224	592,650
S1 Corp.	810	27,244
Samsung Card Company, Ltd.	1,490	34,123
Samsung Corp.	5,170	150,046
Samsung Digital Imaging Company, Ltd. *	452	9,574
Samsung Electro-Mechanics Company, Ltd.	2,580	91,561
Samsung Electronics Company, Ltd.	4,073	1,682,789
Samsung Engineering Company, Ltd.	1,510	64,092
Samsung Fire & Marine
Insurance Company, Ltd. *	1,460	170,032
Samsung Heavy Industries Company, Ltd.	6,650	124,788
Samsung SDI Company, Ltd.	1,510	72,047
Samsung Securities Company, Ltd. *	2,130	89,607
Samsung Techwin Company, Ltd.	1,837	60,713
Shinhan Financial Group Company, Ltd. *	15,865	286,967
Shinsegae Company, Ltd.	543	170,540
SK Corp.	1,419	111,302
SK Energy Company, Ltd.	2,350	152,149
SK Networks Company, Ltd.	3,090	17,748
SK Telecom Company, Ltd., ADR	9,437	145,802

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
SK Telecom Company, Ltd.	470	$65,375
S-Oil Corp.	1,890	77,379
STX Pan Ocean Company, Ltd.	3,650	24,767
STX Shipbuilding Company, Ltd.	1,300	12,631
Taewoong Company, Ltd. *	440	27,171
Taihan Electric Wire Company, Ltd.	580	7,401
Tong Yang Investment Bank *	6	34
Woongjin Coway Company, Ltd.	1,930	42,162
Woori Finance Holdings Company, Ltd. *	11,130	57,243
Woori Investment & Securities Company, Ltd. *	2,910	36,041
Yuhan Corp.	319	42,787

		9,299,278
Spain - 2.84%
Abertis Infraestructuras SA	10,278	160,635
Acciona SA	1,129	116,132
Acerinox SA	3,649	42,504
ACS Actividades SA	6,847	284,000
Banco Bilbao Vizcaya Argentaria SA	128,478	1,042,824
Banco de Sabadell SA (a)	35,268	177,010
Banco de Valencia SA	5,341	44,309
Banco Popular Espanol SA (a)	23,046	145,886
Banco Santander Central Hispano SA	289,845	1,998,417
Bankinter SA, ADR	8,821	93,331
Cintra Concesiones de Infraestructuras de
Transporte SA	5,812	25,999
Corporacion Mapfre SA (a)	23,037	50,446
Criteria Caixacorp SA	26,766	86,317
Enagas	5,628	79,690
Fomento de Construcciones SA	1,025	31,368
Gamesa Corporacion Tecnologica SA	5,577	71,533
Gas Natural SDG SA	5,592	76,571
Gestevision Telecinco SA	1,894	13,125
Grifols SA	3,478	50,094
Grupo Ferrovial SA	1,536	32,754
Iberdrola Renovables SA *	33,090	137,050
Iberdrola SA	126,297	886,097
Iberia Lineas Aereas de Espana SA	12,537	26,293
Indra Sistemas SA	3,134	60,430
Industria de Diseno Textil SA	8,082	314,947
Red Electrica De Espana	3,426	133,837
Repsol YPF SA	26,803	462,485
Sacyr Vallehermoso SA	2,028	15,621
Telefonica SA	151,670	3,024,497
Union Fenosa SA	13,547	323,711
Zardoya Otis SA	3,550	64,896
Zeltia SA *	175	694

		10,073,503
Sweden - 1.37%
Alfa Laval AB	9,604	72,641
Assa Abloy AB, Series B	12,299	115,096
Atlas Copco AB, Series A, ADR	25,580	192,074
Atlas Copco AB, Series B, ADR	9,623	65,507
Electrolux AB, Series B	6,076	47,555
Ericsson (LM), Series B	106,490	860,991
Getinge AB, Series B	5,312	51,446

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Hennes & Mauritz AB, B shares	18,532	$694,767
Holmen AB, Series B (a)	1,071	17,796
Husqvarna AB, B Shares	7,638	30,855
Husqvarna AB *	3,819	15,333
Investor AB, B shares (a)	17,200	217,498
Loomis AB *	1,539	11,890
Lundin Petroleum AB, Series A *	5,165	27,991
Modern Times Group AB, Series B	1,185	20,183
Nordea Bank AB (a)	76,302	379,660
Sandvik AB	37,960	217,452
Scania AB, Series B	9,152	74,481
Securitas AB, Series B	7,699	56,195
Skandinaviska Enskilda Banken AB, Series A (a)	12,467	39,150
Skandinaviska Enskilda Banken AB * (a)	27,427	84,756
Skanska AB, Series B	14,559	125,665
SKF AB, B Shares	10,752	93,069
SSAB Svenskt Stal AB, Series A * (a)	4,422	37,592
SSAB Svenskt Stal AB, Series B * (a)	2,192	17,361
Svenska Cellulosa AB, B Shares (a)	21,576	163,755
Svenska Handelsbanken AB, Series A	17,239	243,604
Swedbank AB, A shares (a)	9,800	32,650
Swedish Match AB	6,653	96,223
Tele2 AB, Series B	7,740	65,248
Teliasonera AB (a)	82,543	397,007
Volvo AB, Series A (a)	11,003	58,502
Volvo AB, Series B (a)	41,320	219,255

		4,843,248
Switzerland - 6.14%
ABB, Ltd. *	87,620	1,222,014
Actelion, Ltd. *	3,934	179,533
Adecco SA	4,717	147,408
Aryzta AG *	3,308	78,997
Baloise Holding AG	1,970	125,907
BKW FMB Energie AG	721	51,895
Compagnie Financiere Richemont SA	20,283	316,689
Credit Suisse Group AG	42,544	1,295,378
EFG International, ADR	2,765	20,590
Geberit AG, ADR	1,627	146,162
Givaudan AG *	251	129,916
Holcim, Ltd.	7,681	273,587
Julius Baer Holding AG	8,404	206,493
Kuehne & Nagel International AG	2,130	124,284
Lindt & Spruengli AG-PC	36	48,158
Lindt & Spruengli AG-REG	5	81,235
Logitech International SA *	7,372	76,286
Lonza Group AG	1,831	180,906
Nestle SA	152,523	5,152,890
Nobel Biocare Holding AG, Series BR	4,984	85,070
Novartis AG	94,750	3,584,727
Pargesa Holding SA, ADR	1,151	61,071
Phonak Holding AG	1,905	114,976
Roche Holdings AG - Genusschein	27,978	3,839,981
Schindler Holding AG	2,060	97,276
Societe Generale de Surveillance Holdings AG	179	187,849
Straumann Holding AG	290	44,901
Sulzer AG	1,040	53,667

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Swatch Group AG, BR shares	1,197	$144,370
Swatch Group AG	2,266	55,363
Swiss Life Holding *	1,555	107,232
Swiss Re (a)	12,736	208,087
Swisscom AG	934	262,246
Syngenta AG	3,859	775,707
Synthes AG	2,306	256,887
UBS AG - CHF *	116,786	1,094,897
Unaxis Holding AG * (a)	694	22,211
Zurich Financial Services AG	5,659	894,367

		21,749,213
Taiwan - 1.67%
Acer Sertek, Inc.	62,843	94,628
Advanced Semiconductor Engineering, Inc.	103,940	50,717
Advantech Company, Ltd.	6,614	9,203
Asia Cement Corp.	45,792	39,703
Asia Optical Company, Inc.	79	94
Asustek Computer, Inc.	89,550	94,423
AU Optronics Corp.	214,056	178,205
BenQ Corp.	33,048	9,714
Catcher Technology Company, Ltd.	11,440	25,163
Cathay Financial Holdings Company, Ltd.	226,350	195,041
Chang Hwa Commercial Bank, Ltd.	99,000	33,358
Cheng Shin Rubber Industry Company, Ltd.	18,457	17,946
Cheng Uei Precision Industry Company, Ltd.	6,615	8,520
Chi Mei Optoelectronics Corp.	102,648	41,017
China Airlines, Ltd. *	30,895	7,705
China Development Financial Holdings Corp.	245,989	48,940
China Motor Company, Ltd.	65	21
China Steel Corp.	292,131	191,751
Chinatrust Finance Holding Company, Ltd.	198,799	72,921
Chunghwa Picture Tubes, Ltd.	164,000	19,918
Chunghwa Telecom Company, Ltd. *	148,186	270,235
CMC Magnetics Corp. *	65,000	12,264
Compal Communications, Inc.	5,512	4,437
Compal Electronics, Inc.	77,832	55,894
Delta Electronics, Inc.	40,698	75,026
D-Link Corp.	317	225
E.Sun Financial Holding Company, Ltd.	82,160	20,131
Epistar Corp.	10,064	15,155
Eternal Chemical Company, Ltd.	13,552	7,244
EVA Airways Corp. *	30,000	7,392
Evergreen Marine Corp.	25,000	10,521
Everlight Electronics Company, Ltd.	6,119	11,272
Far Eastern Department Stores Company, Ltd.	16,800	8,725
Far Eastern Textile, Ltd.	70,390	54,876
Far EasTone Telecommunications
Company, Ltd.	16,159	16,631
First Financial Holding Company, Ltd.	118,707	54,892
Formosa Chemicals & Fibre Corp.	75,000	88,679
Formosa Petrochemical Corp.	29,000	57,468
Formosa Plastic Corp.	154,000	232,488
Formosa Taffeta Company, Ltd.	18,000	9,662
Foxconn Technology Company, Ltd.	11,385	30,242
Fubon Group Company, Ltd.	96,000	58,028
Fuhwa Financial Holdings Company, Ltd.	150,130	68,746

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
HannStar Display Corp.	105,031	$18,864
High Tech Computer Corp.	18,820	231,730
Hon Hai Precision Industry Company, Ltd.	217,687	492,582
Hua Nan Financial Holdings Company, Ltd.	89,760	47,201
InnoLux Display Corp.	56,840	55,424
Inotera Memories, Inc. *	380	151
Inventec Appliances Corp.	775	699
Inventec Company, Ltd.	37,485	15,116
KGI Securities Company, Ltd.	57,000	16,552
Kinsus Interconnect Technology Corp.	7,035	8,918
Largan Precision Company, Ltd.	3,121	26,210
Lite-On Technology Corp.	46,040	31,212
Macronix International Company, Ltd.	68,858	26,103
MediaTek, Inc.	28,260	266,030
Mega Financial Holding Company, Ltd.	228,000	81,799
Mitac International	25,814	10,490
Mosel Vitelic, Inc. *	690	201
Motech Industries, Inc.	3,598	9,996
Nan Ya Plastics Corp.	128,000	146,833
Nan Ya Printed Circuit Board Corp.	5,132	13,178
Nanya Technology Corp. *	54,587	12,529
Novatek Microelectronics Corp., Ltd.	11,325	17,208
Pan-International Industrial Company, Ltd.	300	275
Polaris Securities Company, Ltd.	56,282	19,607
Pou Chen Corp.	57,213	31,533
Powerchip Semiconductor Corp. *	177,963	23,162
Powertech Technology, Inc.	11,385	20,558
President Chain Store Corp.	11,000	25,261
ProMOS Technologies, Inc. *	146,000	5,683
Quanta Computer, Inc.	49,378	62,401
Realtek Semiconductor Corp.	10,710	14,038
Richtek Technology Corp.	2,200	10,395
Shin Kong Financial Holding Company, Ltd.	85,530	24,593
Siliconware Precision Industries Company	63,855	67,143
Sino-American Silicon Products, Inc.	4,349	9,346
SinoPac Holdings Company, Ltd.	138,000	27,542
Synnex Technology International Corp.	19,635	24,865
Taishin Financial Holdings Company, Ltd.	119,000	19,331
Taiwan Cellular Corp.	44,842	65,093
Taiwan Cement Corp.	66,397	54,828
Taiwan Cooperative Bank	35,650	16,600
Taiwan Fertilizer Company, Ltd.	17,000	34,958
Taiwan Glass Industrial Corp.	18,938	10,061
Taiwan Secom Company, Ltd.	6,000	8,174
Taiwan Semiconductor
Manufacturing Company, Ltd.	773,450	1,164,700
Tatung Company, Ltd. *	96,000	18,938
Teco Electric & Machinery Company, Ltd.	40,000	13,008
Transcend Information, Inc.	6,297	13,752
Tripod Technology Corp.	9,667	12,903
Tung Ho Steel Enterprise Corp.	16,000	12,863
U-Ming Marine Transport Corp.	10,000	15,085
Unimicron Technology Corp.	20,604	12,280
Uni-President Enterprises Corp.	72,345	58,725
United Microelectronics Corp.	337,313	110,108
Vanguard International Semiconductor Corp.	25,126	8,685

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Wafer Works Corp.	120	$173
Walsin Lihwa Corp.	74,000	14,873
Wan Hai Lines, Ltd.	26,250	11,320
Wistron Corp.	27,799	29,984
Ya Hsin Industrial Company, Ltd. * (e)(h)	22,000	0
Yang Ming Marine Transport Corp.	31,044	9,767
Yulon Motor Company, Ltd.	17,510	9,545
Zinwell Corp.	904	1,255

		5,931,658
Thailand - 0.25%
Advanced Info Service PCL	24,700	57,632
Advanced Information Service, Public
Company, Ltd.	12,600	29,373
Airports of Thailand PLC	12,200	5,504
Bangkok Bank PCL, Foreign Shares	38,600	81,670
Bangkok Bank PCL	20,300	17,208
Bank of Ayudhya PCL, Foreign Shares	99,000	24,400
Banpu PCL	4,100	24,763
BEC World PCL	25,900	13,584
C.P. Seven Eleven PCL	56,395	20,036
Electricity Generating PCL, Foreign Shares	800	1,521
Glow Energy PCL	13,200	7,816
IRPC PCL	214,900	11,452
Kasikornbank PCL - Foreign Shares	62,300	79,418
Krung Thai Bank PCL	79,500	10,177
Land & Houses PCL, Foreign Shares	58,600	4,950
PTT Aromatics & Refining PCL	29,486	7,607
PTT Chemical PCL	7,797	6,376
PTT Exploration & Production PCL	36,400	97,232
PTT Exploration & Production PCL	10,600	29,119
PTT PCL - Foreign Shares	32,700	140,610
Ratchaburi Electricity Generating Holding PCL	8,400	9,119
Siam Cement PCL - Foreign Shares	11,700	32,368
Siam City Cement PCL	1,800	6,344
Siam Commercial Bank PCL	19,500	29,939
Siam Commercial Bank PCL	35,200	54,093
Thai Oil PCL	33,400	24,015
TMB Bank PCL *	1,053,100	13,065
Total Access Communication PCL	31,700	23,581
Total Access Communication PCL	38,900	29,074

		892,046
Turkey - 0.26%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	526	1,095
Akbank AS	37,186	109,264
Akcansa Cimento AS	635	962
Aksigorta AS	3,270	5,114
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,968	42,979
Arcelik AS	2,672	2,926
Asya Katilim Bankasi AS *	32,994	21,962
BIM Birlesik Magazalar AS	1,590	33,727
Coca-Cola Icecek AS	5,020	23,551
Dogan Sirketler Grubu Holdings AS *	26,757	8,803
Enka Insaat ve Sanayi AS	8,410	29,800
Eregli Demir ve Celik Fabrikalari TAS	26,273	49,283
Ford Otomotiv Sanayi AS	1,875	5,124

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
HACI Omer Sabanci Holdings, AS	13,936	$23,854
Is Gayrimenkul Yatirim Ortakligi AS	2,702	1,558
KOC Holdings AS *	12,478	17,524
Petkim Petrokimya Holding AS *	2,188	5,363
Tekfen Holding AS	5,722	9,846
Tupras Turkiye Petrol Rafine AS	5,732	57,426
Turk Sise ve Cam Fabrikalari AS *	8,877	5,330
Turk Telekomunikasyon AS *	19,997	46,270
Turkcell Iletisim Hizmetleri AS	25,791	126,338
Turkiye Garanti Bankasi AS *	84,046	118,955
Turkiye Halk Bankasi AS	9,317	20,355
Turkiye Is Bankasi AS	40,174	90,147
Turkiye Vakiflar Bankasi Tao	22,351	16,874
Yapi ve Kredi Bankasi AS *	43,215	44,424

		918,854
United Kingdom - 13.75%
3i Group PLC	10,364	40,346
Admiral Group PLC	4,850	59,333
AMEC PLC	13,515	103,208
Anglo American PLC	47,723	812,658
Antofagasta PLC	10,729	77,643
Associated British Foods PLC	14,194	130,286
AstraZeneca Group PLC	53,371	1,890,133
Astro All Asia Networks PLC, GDR	12,500	7,432
Autonomy Corp. PLC *	8,481	158,337
Aviva PLC	97,369	301,942
BAE Systems PLC	127,794	612,915
Barclays PLC	298,703	634,184
Berkeley Group Holdings PLC *	2,430	30,897
BG Group PLC	123,102	1,856,925
BHP Billiton PLC	79,389	1,565,998
BICC PLC	15,213	71,340
BP PLC	687,195	4,607,905
British Airways PLC	17,780	35,798
British American Tobacco PLC	69,797	1,612,372
British Land Company PLC	25,266	130,550
British Sky Broadcasting Group PLC	42,375	263,009
BT Group PLC	284,349	317,237
Bunzl PLC	10,412	81,547
Burberry Group PLC	11,807	47,621
Cable & Wireless PLC	94,988	189,957
Cadbury PLC	49,960	376,848
Cairn Energy PLC *	5,186	161,681
Capita Group PLC	23,131	224,969
Carnival PLC	6,512	147,895
Carphone Warehouse Group PLC	11,366	20,388
Cattles PLC	255	13
Centrica PLC	184,817	603,303
Cobham PLC	32,858	80,869
Compass Group PLC	68,252	312,131
Daily Mail and General Trust PLC	8,321	27,858
Diageo PLC	90,709	1,012,933
Drax Group PLC	13,879	102,809
Eurasian Natural Resources Corp.	8,146	52,713
FirstGroup PLC	12,646	48,514

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Friends Provident Ethical Investment
Trust PLC	74,286	$73,660
GKN PLC	16,950	16,590
GlaxoSmithKline PLC	191,905	2,988,863
Group 4 Securicor PLC	50,455	140,197
Hammerson PLC	36,414	132,857
Hays PLC	46,107	48,111
Home Retail Group PLC	26,241	84,489
HSBC Holdings PLC	442,123	2,461,551
ICAP PLC	15,278	66,532
IMI PLC	7,256	28,215
Imperial Tobacco Group PLC	36,696	824,133
Intercontinental Hotels Group PLC	8,732	66,252
International Personal Finance PLC	84	108
International Power PLC	56,882	171,784
Invensys PLC *	23,699	56,427
Investec PLC	10,649	44,588
ITV PLC	80,304	21,872
J Sainsbury PLC	40,663	182,262
Johnson Matthey PLC	8,834	133,557
Kazakhmys PLC	5,570	29,703
Kingfisher PLC	90,118	193,170
Ladbrokes PLC	15,459	40,583
Land Securities Group PLC	29,222	183,109
Legal & General Group PLC	168,404	103,686
Liberty International PLC (a)	7,346	40,975
Lloyds TSB Group PLC	365,621	370,173
Logica PLC	41,317	37,668
London Stock Exchange Group PLC	4,090	33,070
Lonmin PLC, ADR	4,252	86,925
Man Group PLC, ADR	53,134	166,510
Marks & Spencer Group PLC	60,634	257,064
Meggitt PLC	18,214	33,520
National Express Group PLC	3,116	6,773
National Grid PLC	88,575	680,300
Next Group PLC	5,545	105,224
Old Mutual PLC	151,076	112,471
Pearson PLC	30,079	302,484
Pharmstandard *	4,240	40,704
PIK Group, GDR	21,995	29,890
Prudential PLC	91,683	444,471
Reckitt Benckiser PLC	21,803	818,042
Reed Elsevier PLC	40,882	293,125
Rexam PLC	18,218	70,400
Rio Tinto PLC	36,016	1,209,349
Rolls-Royce Group PLC *	67,886	285,962
Royal & Sun Alliance PLC	124,022	231,273
Royal Bank of Scotland Group PLC * (h)	287,775	0
Royal Bank of Scotland Group PLC *	671,474	236,663
Royal Dutch Shell PLC, A Shares	130,114	2,925,062
Royal Dutch Shell PLC, B Shares	99,755	2,170,156
SABMiller PLC	32,984	490,429
Schroders PLC	3,005	34,065
Scottish & Southern Energy PLC	31,834	505,842
Segro PLC, REIT	13,426	4,376
Serco Group PLC	13,426	70,351

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Severn Trent PLC	9,116	$129,373
Shire, Ltd.	20,758	254,205
Smith & Nephew PLC	32,981	205,288
Smiths Group PLC	14,757	141,512
Stagecoach Group PLC	17,095	29,367
Standard Chartered PLC	68,571	851,467
Standard Life PLC	82,001	195,289
Tate & Lyle PLC	13,424	50,074
Tesco PLC	282,559	1,349,997
The Sage Group PLC	52,399	126,987
Thomas Cook Group PLC	12,688	43,692
Thomson Reuters PLC	5,616	125,405
Tomkins PLC	27,912	48,429
TUI Travel PLC	14,401	47,258
Tullow Oil PLC	29,370	337,684
Unilever PLC	46,352	876,504
United Business Media, Ltd.	6,257	38,181
United Utilities Group PLC	25,769	178,618
Vedanta Resources PLC	3,694	35,813
Vodafone Group PLC	1,935,028	3,373,633
Whitbread PLC	5,742	64,846
William Morrison Supermarket PLC	88,750	324,930
Wolseley PLC *	17,594	58,083
WPP PLC	41,764	234,872
Xstrata PLC	90,945	610,056

		48,729,676
United States - 0.05%
HDFC Bank Ltd	2,500	152,325
Southern Copper Corp.	462	8,048

		160,373

TOTAL COMMON STOCKS (Cost $469,231,519)		$326,916,420

PREFERRED STOCKS - 1.55%

Brazil - 1.26%
Aracruz Celulose SA (i)	27,700	18,389
Banco Bradesco SA (i)	39,884	397,164
Banco do Estado do Rio Grande do Sul (i)	10,916	32,893
Banco Itau Holding Financeira SA (i)	43,855	484,915
Bradespar SA * (i)	9,200	89,789
Brasil Telecom Participacoes SA (i)	4,700	33,937
Brasil Telecom SA (i)	5,929	32,971
Braskem SA, A Shares (i)	4,100	8,501
Centrais Eletricas Brasileiras SA * (i)	7,200	77,843
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	2,500	33,387
Cia de Bebidas das Americas (i)	4,511	212,662
Cia de Gas de Sao Paulo, A Shares (i)	600	7,746
Cia de Transmissao de Energia Eletrica
Paulista (i)	1,600	33,417
Cia Energetica de Minas Gerais (i)	6,858	101,965
Cia Energetica de Sao Paulo * (i)	7,760	43,487
Cia Paranaense de Energia (i)	4,900	50,906
Companhia de Bebidas das Americas, ADR (i)	1,076	51,379
Companhia Vale do Rio Doce (i)	58,000	668,822
Duratex SA (i)	3,000	19,399

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Eletropaulo Metropolitana de Sao Paulo SA (i)	4,286	$60,325
Fertilizantes Fosfatados SA (i)	6,500	38,108
Gerdau SA (i)	17,000	94,536
Investimentos Itau SA (i)	76,049	261,283
Klabin SA (i)	16,000	19,657
Lojas Americanas SA (i)	16,800	47,002
Metalurgica Gerdau SA (i)	11,100	80,866
Net Servicos de Comunicacao SA * (i)	8,243	60,728
Petroleo Brasileiro SA (i)	79,500	978,435
Sadia SA, ADR (i)	12,000	16,243
Suzano Papel e Celulose SA * (i)	7,400	33,495
Tam SA (i)	2,891	15,827
Tele Norte Leste Participacoes SA (i)	7,300	102,274
Telemar Norte Leste SA, Series A (i)	1,600	36,073
Telemig Celular Participacoes SA	525	9,075
Tim Participacoes SA (i)	23,851	29,714
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	7,575	96,330
Vivo Participacoes SA (i)	5,242	69,035
Votorantim Celulose e Papel SA * (i)	4,900	22,813

		4,471,391
Germany - 0.20%
Bayerische Motoren Werke (BMW) AG - Non
Voting Shares (i)	1,896	32,582
Henkel AG & Company KGaA - Non Voting
Shares (i)	6,815	185,252
Porsche Automobil Holding SE (i)	3,454	161,814
RWE AG (i)	1,609	99,853
Volkswagen AG (i)	3,995	229,406

		708,907
Italy - 0.01%
Unipol SpA (i)	34,770	20,602

Malaysia - 0.00%
Malaysian Airline System BHD	2,300	451

Russia - 0.01%
Surgutneftegaz SADR (i)	21,410	52,455

South Korea - 0.07%
Hyundai Motor Company, Ltd. (i)	2,360	35,576
LG Electronics, Inc. (i)	780	20,826
Samsung Electronics Company, Ltd. (i)	790	181,109

		237,511

TOTAL PREFERRED STOCKS (Cost $6,610,098)		$5,491,317

WARRANTS - 0.00%

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 07/10/2009, Strike
Price: IDR 400.00) *	33,314	274

Malaysia - 0.00%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	1,395	73

TOTAL WARRANTS (Cost $316)		$347

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.18%

Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	60,690	$0

Brazil - 0.00%
Votorantim Celulose e Papel SA (Expiration
Date 07/04/2009) *	5,448	24

Finland - 0.00%
Pohjola Bank PLC (Expiration Date
04/24/2009) *	5,500	7,474

Ireland - 0.03%
CRH PLC (Expiration Date 04/08/2009) *	4,226	92,080
CRH PLC - Foreign Shares (Expiration Date
04/08/2009) *	1,360	29,579

		121,659
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, Strike Price: JPY 1.00) *	6,534	1,208

Malaysia - 0.00%
Malayan Banking BHD (Expiration Date
04/21/2009) *	42,592	13,086

Norway - 0.00%
Lighthouse Caledonia ASA (Expiration Date
04/30/2009) *	688	1

Portugal - 0.01%
Banco Espirito Santo SA (Expiration Date
04/07/2009) *	9,749	15,543

Singapore - 0.00%
Chartered Semiconductor Manufacturing, Ltd.
(Expiration Date 04/06/2009) *	1,161	34

Spain - 0.00%
Mapfre SA (Expiration Date 04/01/2009) *	23,037	306

Sweden - 0.03%
Nordea Bank AB (Expiration Date 04/03/2009) *	839,322	95,988

United Kingdom - 0.11%
HSBC Holdings PLC (Expiration Date
04/03/2009) *	184,217	372,697
Segro PLC (Expiration Date 04/06/2009) *	161,112	11,096

		383,793

TOTAL RIGHTS (Cost $415,664)		$639,116

SHORT TERM INVESTMENTS - 4.89%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$8,652,916	$8,652,916
Federated Prime Obligations Fund	28,089	28,084

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$8,663,940	$8,663,940

TOTAL SHORT TERM INVESTMENTS
(Cost $17,344,940)		$17,344,940

Total Investments (International Equity Index Trust B)
(Cost $493,602,537) - 98.87%		$350,392,140
Other Assets in Excess of Liabilities - 1.13%		4,003,401

TOTAL NET ASSETS - 100.00%		$354,395,541

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Banking	10.60%
International Oil	5.85%
Telecommunications Equipment & Services	5.56%
Pharmaceuticals	4.11%
Insurance	3.89%

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.50%

Australia - 2.99%
CSL, Ltd.	530,270	$11,982,247

Belgium - 2.29%
Anheuser-Busch InBev NV	332,689	9,160,652

Brazil - 7.11%
Companhia Vale Do Rio Doce, ADR * (a)	291,800	3,880,940
Gafisa SA	702,091	3,525,966
Itau Unibanco Banco Multiplo SA *	907,090	9,869,138
Petroleo Brasileiro SA, ADR	366,498	11,167,194

		28,443,238
Canada - 5.27%
Potash Corp. of Saskatchewan, Inc.	108,965	8,805,462
Rogers Communications, Inc., Class B	533,717	12,297,334

		21,102,796
China - 0.91%
Industrial & Commercial Bank of China, Ltd.	7,044,000	3,642,750
Denmark - 3.26%
Vestas Wind Systems AS *	297,250	13,058,238
France - 4.06%
Accor SA	189,019	6,578,511
Alstom	117,838	6,110,634
BNP Paribas SA	86,170	3,555,074

		16,244,219
Germany - 3.41%
Bayerische Motoren Werke (BMW) AG	127,183	3,668,611
Linde AG	147,083	9,986,640

		13,655,251
Hong Kong - 3.73%
Cheung Kong Holdings, Ltd.	564,000	4,861,022

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
CNOOC, Ltd.	4,774,500	$4,816,439
Esprit Holdings, Ltd.	1,030,000	5,255,423

		14,932,884
India - 1.25%
ICICI Bank, Ltd., SADR (a)	376,908	5,009,107

Israel - 3.69%
Teva Pharmaceutical Industries, Ltd., SADR (a)	327,363	14,747,703

Japan - 9.81%
Daikin Industries, Ltd.	159,975	4,404,431
Daiwa Securities Group, Inc.	1,084,000	4,803,906
Honda Motor Company, Ltd.	187,300	4,458,818
Marubeni Corp.	2,157,000	6,793,546
Mizuho Financial Group, Inc. (a)	2,209,500	4,314,626
Nintendo Company, Ltd.	42,100	12,315,580
Sumitomo Realty &
Development Company, Ltd.	193,000	2,156,301

		39,247,208
Mexico - 2.68%
Cemex SA de CV, SADR * (a)	1,718,306	10,739,412

Netherlands - 3.02%
ASML Holding NV (a)	229,238	4,036,412
Heineken NV	283,817	8,062,443

		12,098,855
Singapore - 1.41%
Capitaland, Ltd.	2,480,000	3,802,782
Singapore Airlines, Ltd.	278,000	1,833,378

		5,636,160
Spain - 4.66%
Gamesa Corporacion Tecnologica SA	668,255	8,571,363
Telefonica SA	504,577	10,061,922

		18,633,285
Sweden - 0.56%
Hennes & Mauritz AB, B shares	59,974	2,248,432

Switzerland - 18.70%
ABB, Ltd. *	356,507	4,972,114
Actelion, Ltd. *	79,208	3,614,761
Compagnie Financiere Richemont SA	134,000	2,092,212
Credit Suisse Group AG	368,668	11,225,192
Julius Baer Holding AG	260,851	6,409,319
Lonza Group AG (a)	115,672	11,428,595
Nestle SA	347,922	11,754,317
Roche Holdings AG - Genusschein	93,539	12,838,231
Transocean, Ltd. *	178,353	10,494,291

		74,829,032
Taiwan - 4.52%
Hon Hai Precision Industry Company, Ltd.	3,515,450	7,954,758
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	1,130,158	10,114,914

		18,069,672
United Kingdom - 10.54%
BG Group PLC	257,287	3,881,031
BP PLC	1,007,430	6,755,203

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Reckitt Benckiser PLC	103,934	$3,899,571
Rio Tinto PLC	176,514	5,927,004
Tesco PLC	2,470,712	11,804,449
Vodafone Group PLC	5,680,124	9,903,038

		42,170,296
United States - 0.63%
Las Vegas Sands Corp. * (a)	840,584	2,530,158

TOTAL COMMON STOCKS (Cost $511,948,468)		$378,181,595

SHORT TERM INVESTMENTS - 9.81%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$39,251,494	$39,251,494

TOTAL SHORT TERM INVESTMENTS
(Cost $39,251,494)		$39,251,494

REPURCHASE AGREEMENTS - 4.15%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$16,612,047 on 04/01/2009,
collateralized by $10,635,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $11,184,830, including
interest) and $4,330,000 Federal
Home Loan Mortgage Corp.,
6.75% due 03/15/1931 (valued at
$5,764,313, including interest)	$16,612,000	$16,612,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,612,000)		$16,612,000

Total Investments (International Opportunities Trust)
(Cost $567,811,962) - 108.46%		$434,045,089
Liabilities in Excess of Other Assets - (8.46)%		(33,841,943)

TOTAL NET ASSETS - 100.00%		$400,203,146

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Pharmaceuticals	7.80%
Banking	7.12%
Food & Beverages	5.23%
Industrial Machinery	5.12%
Financial Services	5.08%

International Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 72.66%

Australia - 5.53%
Billabong International, Ltd.	231,809	$1,369,375
Downer EDI, Ltd.	357,220	1,104,268
Emeco Holdings, Ltd.	3,510,291	990,690
Iluka Resources, Ltd. *	699,591	1,961,008

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Pacific Brands, Ltd.	3,468,680	$592,425
PaperlinX, Ltd.	1,792,831	693,720

		6,711,486
Belgium - 1.09%
Barco NV	92,433	1,318,713

Canada - 4.95%
ATS Automation Tooling Systems, Inc. *	306,760	873,468
Biovail Corp.	198,500	2,158,498
Canaccord Capital, Inc.	289,800	1,241,212
Dorel Industries, Inc., Class B	46,600	708,536
GSI Group, Inc. *	243,488	231,314
MDS, Inc. *	170,484	799,144
Mega Brands, Inc. *	16,300	6,205

		6,018,377
China - 3.05%
Bio-Treat Technology, Ltd. *	5,824,000	134,029
People's Food Holdings, Ltd.	5,310,370	1,709,294
Sinotrans, Ltd., Class H	12,040,000	1,865,577

		3,708,900
Finland - 3.14%
Amer Sports Oyj, A Shares (a)	328,100	2,173,758
Elcoteq SE, A Shares * (a)	273,314	322,364
Huhtamaki Oyj (a)	193,744	1,315,266

		3,811,388
Germany - 1.47%
Jenoptik AG *	386,830	1,791,884
Hong Kong - 9.65%
AAC Acoustic Technology Holdings, Inc. *	2,130,000	1,002,170
Dah Sing Financial Group	754,529	1,472,556
Fountain Set Holdings, Ltd.	10,351,998	400,631
Giordano International, Ltd.	5,384,017	1,018,521
Lerado Group Holding Company, Ltd.	9,435,612	486,427
Stella International Holdings, Ltd.	1,350,000	1,425,945
TCL Communication Technology
Holdings, Ltd. *	5,517,500	335,612
Texwinca Holdings, Ltd.	4,553,324	2,338,561
Travelsky Technology, Ltd., Class H	1,581,604	727,162
Weiqiao Textile Company, Ltd.	1,627,246	485,726
Yue Yuen Industrial Holdings, Ltd.	886,746	2,027,653

		11,720,964
Japan - 6.81%
Aiful Corp. (a)	125,500	181,157
ASICS Corp.	25,000	174,453
Descente, Ltd.	712,000	2,683,021
Meitec Corp.	40,066	497,798
Nichii Gakkan Company, Ltd. (a)	203,500	1,636,360
Sohgo Security Services Company, Ltd.	93,516	803,988
Takuma Company, Ltd.	729,000	1,128,587
USS Company, Ltd.	26,740	1,172,619

		8,277,983
Netherlands - 3.34%
Draka Holding NV	32,676	234,720
Imtech NV	66,277	911,240

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
OPG Groep NV	101,336	$926,557
SBM Offshore NV	62,828	835,585
USG People NV	142,800	1,146,711

		4,054,813
Norway - 1.20%
Tomra Systems ASA	394,600	1,460,048

Philippines - 0.29%
First Gen Corp. *	738,800	351,486

Singapore - 0.33%
Huan Hsin Holdings, Ltd.	1,555,627	204,560
Osim International, Ltd. *	3,515,237	196,469

		401,029
South Korea - 7.74%
Binggrae Company, Ltd.	30,110	916,545
Busan Bank	224,960	969,797
Daeduck Electronics Company, Ltd.	174,580	404,868
Daegu Bank	224,280	1,195,466
Halla Climate Control Company, Ltd.	271,150	1,529,508
Intops Company, Ltd.	45,123	602,751
People & Telecommunication, Inc.	104,809	698,519
Sindo Ricoh Company, Ltd.	39,916	1,540,016
Youngone Corp.	245,250	1,543,568

		9,401,038
Spain - 0.78%
Sol Melia SA	333,056	942,611

Sweden - 1.20%
D. Carnegie & Company AB (e)(h)	815,005	0
Niscayah Group AB	1,219,750	1,456,790

		1,456,790
Switzerland - 1.07%
Verwaltungs & Privat Bank AG	22,267	1,304,668

Taiwan - 9.38%
Acbel Polytech, Inc.	2,048,732	1,020,145
D-Link Corp.	1,502,251	1,066,654
Giant Manufacturing Company, Ltd.	658,250	1,356,759
KYE System Corp.	1,511,740	898,407
Pihsiang Machinery Manufacturing Company,
Ltd.	1,115,000	1,767,422
Simplo Technology Company, Ltd.	481,820	1,324,775
Ta Chong Bank, Ltd. *	13,552,000	1,615,958
Taiwan Fu Hsing Industrial Company, Ltd.	1,125,310	406,708
Test-Rite International Company, Ltd.	4,343,263	1,931,382

		11,388,210
Thailand - 4.03%
Bank of Ayudhya PCL, Foreign Shares	4,258,500	1,049,578
Glow Energy PCL	3,880,724	2,297,905
Total Access Communication PCL	2,088,805	1,553,808

		4,901,291
United Kingdom - 5.91%
Bodycote PLC *	465,465	828,212
Burberry Group PLC	285,561	1,151,748
Fiberweb PLC	1,954,162	956,788

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Future PLC	4,530,793	$846,249
Game Group PLC	479,062	1,034,047
Henderson Group PLC	1,401,090	1,641,490
New Star Asset Management Group PLC	1,869,860	50,976
Yule Catto & Company PLC	1,015,946	669,735

		7,179,245
United States - 1.70%
Steiner Leisure, Ltd. *	84,394	2,060,057

TOTAL COMMON STOCKS (Cost $194,513,074)		$88,260,981

SHORT TERM INVESTMENTS - 7.02%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$2,458,938	$2,458,938
Paribas Corp.
0.22% due 04/01/2009	6,065,000	6,065,000

TOTAL SHORT TERM INVESTMENTS
(Cost $8,523,938)		$8,523,938

Total Investments (International Small Cap Trust)
(Cost $203,037,012) - 79.68%		$96,784,919
Other Assets in Excess of Liabilities - 20.32%		24,683,387

TOTAL NET ASSETS - 100.00%		$121,468,306

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Apparel & Textiles	10.32%
Banking	5.05%
Industrial Machinery	3.67%
Retail Trade	3.47%
Business Services	3.22%

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.82%

Australia - 4.59%
Acrux, Ltd. *	36,231	$13,615
AED Oil, Ltd. *	17,758	7,567
AJ Lucas Group, Ltd.	10,043	19,914
Alesco Corp., Ltd.	26,901	37,651
APN News & Media, Ltd.	52,000	41,882
Australian Infrastructure Fund	5,771	6,640
Australian Wealth Management, Ltd.	173,645	112,592
Australian Worldwide Exploration, Ltd. *	139,402	236,709
Avoca Resources, Ltd. *	45,306	52,858
AWB, Ltd.	112,533	96,380
Beach Petroleum, Ltd.	332,332	204,663
Bendigo Mining, Ltd. *	69,546	11,883
Brickworks, Ltd.	3,508	24,029
Buru Energy, Ltd. *	31,571	4,184
Cabcharge Australia, Ltd.	28,216	118,658
Challenger Financial Services Group, Ltd.	97,541	98,891

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Chandler Macleod, Ltd.	23,343	$1,491
Charter Hall Group, Ltd	41,744	8,136
Citigold Corp., Ltd. *	163,943	22,941
Comdek, Ltd. *	9,069	3,609
Compass Resources NL *	15,577	1,625
CopperCo, Ltd. *	170,196	5,917
Crescent Gold, Ltd. *	125,607	10,456
David Jones, Ltd.	138,484	269,656
Devine, Ltd.	16,774	6,325
Eastern Star Gas, Ltd. *	216,265	123,553
Emeco Holdings, Ltd.	142,613	40,249
Energy World Corp., Ltd. *	189,057	50,879
FKP Property Group, Ltd.	85,419	59,448
Futuris Corp., Ltd.	200,292	49,613
Gindalbie Metals, Ltd. *	6,504	2,695
Giralia Resources NL *	52,984	13,681
Great Southern Plantations, Ltd.	49,118	4,279
GWA International, Ltd.	56,818	95,016
IBA Health, Ltd. *	161,248	68,641
IBT Education, Ltd.	49,161	78,307
Independence Group NL	26,775	48,885
Indophil Resources NL *	85,202	15,768
Innamincka Petroleum, Ltd. *	35,386	4,933
Iress Market Technology, Ltd.	19,452	75,861
Jabiru Metals, Ltd. *	42,457	4,924
Kimberley Metals, Ltd. *	16,616	1,594
Linc Energy, Ltd. *	36,273	53,641
Macmahon Holdings, Ltd.	132,123	40,571
Macquarie Communications
Infrastructure Group, Ltd.	99,875	159,291
Marion Energy, Ltd. *	55,425	15,347
Mincor Resources NL	57,399	32,710
Mineral Deposits, Ltd. *	85,806	40,023
Mirabela Nickel, Ltd. *	21,804	25,161
Mosaic Oil NL *	160,000	10,494
Murchison Metals, Ltd. *	88,972	41,267
Nexus Energy, Ltd. *	161,877	42,773
Nido Petroleum, Ltd. *	205,243	14,392
Otto Energy, Ltd. *	36,325	1,920
Pacific Brands, Ltd.	157,085	26,829
Pan Pacific Petroleum NL *	39,039	8,414
PaperlinX, Ltd.	164,131	63,509
Perilya, Ltd. *	45,145	4,609
PMP, Ltd.	78,662	24,866
Port Bouvard, Ltd. *	24,303	4,525
Prime Retirement & Aged Care Property Trust *	14,396	1,251
Programmed Maintenance Services, Ltd.	13,176	22,826
pSivida Corp. *	7,473	6,459
Riversdale Mining, Ltd. *	23,895	59,175
Roc Oil Company, Ltd. *	112,644	33,178
SAI Global, Ltd.	29,052	48,566
Sally Malay Mining, Ltd.	55,382	42,806
Seek, Ltd. (a)	51,113	99,834
Seven Network, Ltd. *	43,977	179,581
Sigma Pharmaceuticals, Ltd.	254,836	188,234
Sino Gold, Ltd. *	56,276	209,472

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Skilled Group, Ltd.	2,366	$2,393
Strike Resources, Ltd. *	14,267	4,600
STW Communications Group, Ltd.	36,346	12,447
Sundance Resources, Ltd. *	320,476	17,201
Sunland Group, Ltd.	73,256	30,596
Tamaya Resources, Ltd. * (a)	214,523	2,088
Technology One, Ltd.	54,308	24,358
Thakral Holdings Group, Ltd.	136,095	23,993
Timbercorp, Ltd.	78,363	5,732
Tower Australia Group, Ltd.	79,566	128,066
Tox Free Solutions, Ltd. *	16,000	17,152
Transpacific Industries Group, Ltd.	2,836	3,550
United Minerals Corp. *	35,612	18,988
Village Roadshow, Ltd.	26,670	15,976
Vision Group Holdings, Ltd.	15,793	5,804
Wattyl, Ltd.	13,826	4,584
WDS, Ltd.	21,815	16,730
Whitehaven Coal, Ltd.	25,216	28,086
Windimurra Vanadium, Ltd. *	26,337	3,113
Wotif.com Holdings, Ltd.	21,840	57,501

		4,081,280
Austria - 1.47%
Andritz AG	7,630	234,342
Austrian Airlines AG *	11,712	56,902
BetandWin.com Interactive Entertainment AG *	6,451	179,195
BWT AG	474	9,314
Constantia Packaging AG	542	16,197
Flughafen Wien AG	2,266	66,193
Frauenthal Holdings AG	1,679	12,244
Intercell AG *	11,553	355,763
Oesterreichische Post AG *	9,696	288,158
S&T System Integration & Technology
Distribution AG *	550	5,972
Schoeller-Bleckmann Oilfield Equipment AG	2,780	80,071

		1,304,351
Belgium - 1.14%
Bekaert SA	3,271	220,911
Devgen *	2,254	10,926
Econocom Group SA	3,039	21,109
Elia System Operator SA/NV	5,969	196,165
Euronav NV	2,924	43,091
EVS Broadcast Equipment SA	609	19,966
Exmar NV	836	7,744
International Brachytherapy SA *	3,541	11,689
Melexis NV	2,864	13,324
Omega Pharma SA	4,932	108,475
SA D'Ieteren Trading NV	81	11,568
Telenet Group Holding NV *	20,434	345,626

		1,010,594
Canada - 5.58%
Absolute Software Corp. *	9,200	26,269
Aecon Group, Inc.	14,300	113,647
Akita Drilling, Ltd.	1,500	8,626
Alexco Resource Corp. *	4,800	6,358
Anderson Energy, Ltd. *	8,700	5,796

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Angiotech Pharmaceuticals, Inc. *	2,006	$1,082
Antrim Energy, Inc. *	15,500	5,286
Aquiline Resources, Inc. *	14,152	30,306
Argosy Energy, Inc. *	1,226	1,313
Astral Media, Inc.	10,500	216,612
ATS Automation Tooling Systems, Inc. *	23,047	65,624
Augusta Resource Corp. *	17,300	23,601
Aurizon Mines, Ltd. *	35,800	164,689
Baffinland Iron Mines Corp. *	34,500	11,493
Bioms Medical Corp. *	14,500	27,947
Bioteq Environment Technologies, Inc. *	500	167
Birch Mountain Resources, Ltd. *	9,200	37
Birchcliff Energy, Ltd. *	12,100	58,542
BNK Petroleum, Inc. *	12,834	1,883
Bow Valley Energy, Ltd. *	148	58
Canaccord Capital, Inc.	7,300	31,266
Canada Bread Company, Ltd.	2,160	59,962
Canadian Hydro Developers, Inc. *	14,300	27,107
Canadian Royalties, Inc. *	1,500	226
Canadian Western Bank	5,166	42,613
Canfor Corp. *	16,240	61,827
Cangene Corp. *	100	401
CanWest Global Communications Corp. *	13,650	3,248
Capstone Mining Corp. *	21,500	28,478
Carpathian Gold, Inc. *	24,200	4,607
CE Franklin, Ltd. *	614	2,464
Chariot Resources, Ltd. *	37,000	7,043
Clarke, Inc.	2,800	4,486
Coalcorp Mining, Inc. *	9,785	815
Cogeco Cable, Inc.	3,900	97,438
COM DEV International, Ltd. *	8,800	22,475
Comaplex Minerals Corp. *	24	65
Compton Petroleum Corp. *	28,289	18,399
Connacher Oil & Gas, Ltd. *	64,700	37,974
Constellation Software, Inc.	1,300	29,386
Corus Entertainment, Inc., Class B	20,726	224,060
Cott Corp. *	8,800	8,794
Dalsa Corp.	3,600	15,847
Delphi Energy Corp. *	23,445	15,248
Descartes Systems Group, Inc. *	3,800	10,850
Dundee Precious Metals, Inc. *	14,200	15,430
DundeeWealth, Inc.	7,558	29,913
Entree Gold, Inc. *	7,400	9,391
Equinox Minerals, Ltd. *	35,600	52,237
Exco Technologies, Ltd.	2,900	2,300
Farallon Resources, Ltd. *	48,500	6,732
Flint Energy Services, Ltd. *	5,796	28,962
Forsys Metals Corp. *	400	1,269
Fronteer Development Group, Inc. *	7,837	18,958
Garda World Security Corp. *	7,300	9,148
Gennum Corp.	2,342	7,709
Gluskin Sheff & Associates, Inc.	3,100	24,342
Grey Wolf Exploration, Inc. *	11,500	6,020
Greystar Resources, Ltd. *	7,400	24,064
Guyana Goldfields, Inc. *	6,600	15,390
Harry Winston Diamond Corp.	18,961	54,591

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Heroux-Devtek, Inc. *	1,600	$5,076
Highpine Oil & Gas, Ltd. *	20,658	76,681
Home Capital Group, Inc.	7,800	154,602
HudBay Minerals, Inc. *	16,400	76,875
Imax Corp. *	1,200	5,235
Imperial Metals Corp. *	400	1,072
International Forest Products, Ltd., Class A *	2,050	2,910
International Royalty Corp.	16,100	32,180
Intertape Polymer Group, Inc. *	7,600	2,924
Iteration Energy, Ltd. *	48,859	37,977
Jinshan Gold Mines, Inc. *	17,500	8,328
Kaboose, Inc. *	10,800	3,683
Kimber Resources, Inc. *	250	141
Labopharm, Inc. *	13,500	17,774
Lake Shore Gold, Corp. *	11,100	13,734
Laurentian Bank of Canada	7,014	147,979
Le Chateau, Inc.	2,500	15,367
Leon's Furniture, Ltd.	7,726	58,276
MacDonald Dettwiler & Associates, Ltd. *	8,482	167,447
Mahalo Energy, Ltd. *	6,900	192
Major Drilling Group International	6,500	62,278
Martinrea International, Inc. *	18,293	41,496
Maxim Power Corp. *	7,700	16,184
MDC Partners, Inc. *	100	319
MDS, Inc. *	22,778	106,772
Mega Uranium, Ltd. *	24,000	27,221
Methanex Corp.	29,200	228,125
Miranda Technologies, Inc. *	85	329
Mosaid Technologies, Inc.	2,700	26,233
Norbord, Inc. *	9,400	5,070
North American Palladium, Ltd. *	3,700	5,224
Northgate Minerals Corp. *	16,605	22,521
NuVista Energy, Ltd. *	17,473	83,568
Pan American Silver Corp. *	12,200	215,493
Patheon, Inc. *	16,472	31,617
Pelangio Exploration, Inc. *	4,400	384
Petrolifera Petroleum, Ltd. *	6,850	8,693
Platinum Group Metals, Ltd. *	5,000	6,306
Polymet Mining Corp. *	43	33
ProspEx Resources, Ltd. *	7,735	2,699
Pulse Data, Inc.	5,782	5,228
Quebecor World, Inc. *	15,400	1,771
Quebecor, Inc. *	7,877	112,145
Quest Capital Corp.	9,200	5,181
Reitman's Canada, Ltd., Class A	6,400	54,822
Resin Systems, Inc. *	30,580	6,064
Resverlogix Corp. *	3,400	9,519
Richelieu Hardware, Ltd.	100	1,190
RONA, Inc. *	37,204	350,263
Rubicon Minerals Corp. *	22,600	35,133
Samuel Manu-Tech, Inc.	1,500	4,759
Scorpio Mining Corp. *	8,900	1,941
Semafo, Inc. *	46,900	75,513
Shore Gold, Inc. *	62,100	13,545
Silver Standard Resources, Inc. *	2,500	40,688
Softchoice Corp.	400	555

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Stantec, Inc. *	10,300	$186,263
Starfield Resources, Inc. *	37,000	4,402
Stella-Jones, Inc.	100	1,484
Storm Exploration, Inc. *	4,900	44,383
SunOpta, Inc. *	6,708	11,545
Suramina Resources, Inc. *	5,200	1,031
SXC Health Solutions Corp. *	2,400	51,872
TLC Vision Corp. *	3,400	431
Torstar Corp., Class B	14,700	59,112
Transat A.T., Inc., Class A	600	3,564
Transglobe Energy Corp. *	5,600	15,546
Transition Therapeutics, Inc. *	2,700	10,386
Treasury Metals, Inc. *	2,921	324
Trican Well Service, Ltd.	15,900	81,215
Tundra Semiconductor Corp. *	700	2,471
Uranium Participation Corp. *	18,455	89,289
Ur-Energy, Inc. *	22,900	11,806
Vecima Networks, Inc. *	2,779	10,338
Vitran Corp., Inc. *	600	3,150
Wesdome Gold Mines, Ltd. *	12,800	15,736
West Energy, Ltd. *	16,925	29,533
Westport Innovations, Inc. *	3,857	19,273
Wi-LAN, Inc. *	17,000	19,686
Winpak, Ltd.	200	1,066
Xtreme Coil Drilling Corp. *	3,452	3,833
Zarlink Semiconductor, Inc. *	4,500	857
ZCL Composites, Inc.	3,500	12,603

		4,959,405
Denmark - 0.51%
Amagerbanken A/S	3,625	16,706
Auriga Industries	3,700	64,007
Bang & Olufsen AS, Series B	2,200	27,861
Bavarian Nordic A/S *	950	19,467
Capinordic A/S *	7,100	2,896
Dantherm A/S	279	1,246
Det Ostasiatiske Kompagni AS	4,086	115,637
Fionia Bank A/S *	1,700	9,703
Fluegger A/S, Series B	250	8,830
Greentech Energy Systems A/S *	12,495	23,914
Lan & Spar Bank A/S *	225	12,345
Mols-Linien A/S	575	5,557
Ostjydsk Bank A/S *	167	8,937
Ringkjoebing Landbobank A/S *	297	17,121
Roskilde Bank A/S * (e)(h)	473	0
Satair A/S	294	5,243
Schouw & Company A/S, Series B	505	5,768
SimCorp A/S *	492	52,730
Spar Nord Bank A/S	4,942	37,065
Thrane & Thrane A/S	754	16,807

		451,840
Finland - 3.66%
Alma Media Oyj	6,216	43,176
Atria PLC	4,090	35,520
Cargotec Corp. Oyj, B Shares	4,078	37,869
Elcoteq SE, A Shares *	7,697	9,078

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Elektrobit Corp. *	2,752	$1,352
Elisa Oyj, Class A	42,257	615,958
Finnlines Oyj	6,421	42,330
Fiskars Corp.	3,512	31,027
Ilkka-Yhtyma Oyj	2,508	22,584
KCI Konecranes Oyj	31,170	520,685
Kemira Oyj *	17,126	109,937
Kesko Oyj	19,845	411,706
Lannen Tehtaat Oyj	738	12,691
Nokian Renkaat Oyj	3,420	40,087
Orion Oyj, Series A	3,454	49,901
Orion Oyj, Series B	26,351	381,325
Outotec Oyj	2,646	45,365
Pohjola Bank PLC	29,246	171,935
Poyry Oyj	9,346	121,158
Ramirent Oyj	19,272	61,396
Rapala VMC Oyj	6,519	34,159
Sanoma WSOY Oyj (a)	13,437	171,531
Scanfil Oyj	3,574	9,232
Talentum Oyj	10,738	23,530
Tecnomen Oyj	11,844	14,620
Uponor Oyj	15,046	140,715
Vacon Oyj *	2,360	56,439
YIT Oyj	5,891	39,467

		3,254,773
France - 6.49%
Altran Technologies SA *	25,332	76,036
Archos SA *	169	427
Arkema	12,717	200,734
Atos Origin SA	10,139	260,118
Beneteau SA	9,080	73,858
Bourbon SA	8,776	286,396
Bull SA *	17,359	40,773
Carbone Lorraine SA	3,342	77,114
Delachaux SA	1,236	65,086
Electricite de Strasbourg SA	290	34,088
Etablissements Maurel et Prom SA	15,425	208,735
Euler Hermes SA	3,085	101,838
Faurecia SA *	1,280	13,620
Fleury Michon SA	646	22,215
Gemalto NV *	5,824	166,238
Groupe Steria SA	5,581	78,755
Guerbet SA	242	35,395
Guyenne & Gascogne SA	315	23,442
Havas SA	94,630	243,769
Imerys SA	2,672	98,179
Ipsos SA	6,628	146,170
Lafuma SA *	323	3,511
Lectra SA *	2,262	5,918
LVL Medical Groupe SA *	1,337	17,556
M6-Metropole Television	18,269	298,117
Manutan SA	162	5,579
Neopost SA	8,122	629,866
Nexity SA	2,799	59,775
Orpea SA *	3,896	154,051
Pierre & Vacances SA	453	23,404

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Pinguely-Haulotte SA	4,594	$19,337
Radiall SA	249	11,932
Rallye SA	4,071	73,212
Remy Cointreau SA	5,000	118,543
Rexel SA	22,405	130,116
Rhodia SA	6,574	24,160
Robertet SA	247	20,333
Saft Groupe SA *	1,920	51,721
SEB SA	4,984	134,930
Sechilienne-Sidec SA	3,692	116,958
SeLoger.com *	2,140	41,496
Societe BIC SA	7,763	381,442
Somfy SA	392	50,357
Spir Communication SA	492	8,360
SR Teleperformance SA	16,433	452,037
Stallergenes SA	1,462	75,172
Stef-TFE Group	1,149	39,763
Theolia SA * (a)	6,555	18,529
Toupargel-Agrigel SA	539	9,199
Trigano SA	2,742	19,375
UbiSoft Entertainment SA *	2,614	47,721
Viel & Compagnie SA	19,289	60,447
Vilmorin & Compagnie SA	901	83,560
VM Materiaux SA	263	10,836
Zodiac SA (a)	12,766	323,469

		5,773,768
Germany - 4.51%
Adlink Internet Media AG *	2,787	11,849
Baader Wertpapierhandelsbank AG	4,170	10,117
Balda AG *	8,571	5,987
Boewe Systec AG	415	2,088
Demag Cranes AG	1,683	29,173
Deutsche Wohnen AG *	6,220	93,907
Deutz AG	11,418	34,756
Douglas Holding AG	10,374	409,862
Drillisch AG	10,921	16,010
DVB Bank AG	6,310	213,343
Freenet AG *	8,284	51,425
Gerresheimer AG	8,116	148,517
Gerry Weber International AG	1,710	34,950
Gesco AG	571	24,591
GPC Biotech AG *	2,531	3,555
IWKA AG	5,877	79,469
Jenoptik AG *	10,554	48,888
Kloeckner & Company SE	3,094	30,401
Kontron AG	10,995	105,794
Krones AG	4,215	133,744
Lanxess AG	8,322	141,422
Leoni AG	8,782	79,494
Loewe AG	1,751	18,101
Medigene AG *	3,040	14,966
MLP AG	11,483	120,205
MTU Aero Engines Holding AG	3,810	88,985
Muehlbauer Holding AG & Co KGaA	156	3,453
Norddeutsche Affinerie AG (a)	12,345	312,387
Nordex AG *	3,590	46,085

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Pfleiderer AG	1,276	$4,501
Plambeck Neue Energien AG *	8,528	25,197
Praktiker Bau- und Heimwerkermaerkte AG	6,192	32,459
Premiere AG *	27,843	76,185
Rhoen-Klinikum AG	16,164	299,783
Sartorius AG	2,096	44,253
Solar Millennium AG *	2,158	29,043
Suess MicroTec AG *	2,259	3,920
Symrise AG	33,964	400,890
Tognum AG *	27,629	239,648
Vossloh AG	3,432	363,703
Wacker Construction Equipment AG	3,587	25,782
Wincor Nixdorf AG	2,549	115,176
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	41,423

		4,015,487
Greece - 0.93%
Alapis Holding Industrial & Commercial SA	172,091	121,275
Athens Medical Center SA	8,110	12,887
Athens Stock Exchange SA	24,158	173,558
Autohellas SA	2,895	4,766
Biossol SA *	30,279	8,870
Forthnet SA *	14,896	13,484
Frigoglass SA	6,090	24,433
Greek Postal Savings Bank SA	20,464	103,365
Inform P Lykos SA	3,669	7,545
Intracom Holdings SA *	9,612	7,573
Intracom SA Technical & Steel Constructions
SA	14,441	9,240
Loulis Mills SA *	3,783	7,842
Maritime Company of Lesvos SA *	43,064	27,463
Michaniki SA	11,010	18,182
Motodynamic SA	320	752
Mytilineos Holdings SA	27,192	133,742
Nireus Aquaculture SA	11,042	7,831
Sarantis SA	3,860	13,445
Singularlogic SA *	10,294	21,769
Titan Cement Company SA	4,951	105,586

		823,608
Hong Kong - 0.81%
Allied Group, Ltd.	32,000	50,219
Associated International Hotels *	46,000	72,976
Burwill Holdings, Ltd. *	1,032,400	18,577
C Y Foundation Group, Ltd. *	300,000	2,873
Champion Technology Holdings, Ltd.	327,596	11,417
Cheuk Nang Holdings, Ltd.	40,720	4,462
China Renji Medical Group, Ltd. *	2,362,000	10,052
China Sci-Tech Holdings, Ltd. *	2,576,000	8,326
China Solar Energy Holdings, Ltd. *	550,000	4,745
China Yunnan Tin Minerals Group Company,
Ltd. *	380,000	6,559
Chuang's China Investments, Ltd.	371,000	7,897
Chuang's Consortium International, Ltd.	248,000	10,387
Chung Tai Printing Holdings, Ltd.	1,300,000	12,652
Coastal Greenland, Ltd. *	200,000	8,361
Coslight Technology International Group, Ltd.	32,000	14,490

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
DVN Holdings Company, Ltd.	112,000	$4,258
EganaGoldpfeil Holdings, Ltd. * (e)	103,373	0
Emperor Entertainment Hotel, Ltd.	175,000	7,348
Extrawell Pharmaceutical Holdings, Ltd. * (e)	130,000	26,501
Fong's Industries Company, Ltd.	62,000	9,759
Fountain Set Holdings, Ltd.	118,000	4,567
Get Nice Holdings, Ltd.	502,000	12,975
Global Green Tech Group, Ltd. *	97,920	3,406
Hang Fung Gold Technology, Ltd. (e)	90,000	0
Hanny Holdings, Ltd. *	131,200	6,163
Imagi International Holdings, Ltd. *	170,000	7,457
Interchina Holdings Company *	3,585,000	15,727
International Luk Fook Holdings, Ltd.	60,000	15,867
ITC Corp., Ltd.	678,559	3,508
Kantone Holdings, Ltd.	594,083	11,957
Luks Group Vietnam Holdings Company, Ltd.	44,000	12,952
Matsunichi Communication Holdings, Ltd. *	45,000	17,483
Media Chinese International, Ltd.	110,000	17,031
Nam Tai Electronic & Electrical Products, Ltd.	99,000	18,877
Natural Beauty Bio-Technology, Ltd.	90,000	12,422
Norstar Founders Group, Ltd.	244,000	22,981
Peace Mark Holdings, Ltd. * (e)	164,000	0
Playmates Holdings, Ltd.	31,800	3,365
Ports Design, Ltd.	39,500	45,583
Road King Infrastructure, Ltd.	26,000	10,636
Shanghai Zendai Property, Ltd. *	700,000	14,011
Skyfame Realty Holdings, Ltd. *	216,000	8,377
Solomon Systech International, Ltd.	492,000	12,658
Tack Fat Group International, Ltd. * (e)	272,000	0
Tai Fook Securities Group, Ltd.	99,120	16,846
TAK Sing Alliance Holdings, Ltd.	126,000	8,924
TCC International Holdings, Ltd. *	12,353	2,900
Techtronic Industries Company, Ltd.	103,000	47,795
Titan Petrochemicals Group, Ltd. *	620,000	8,535
Upbest Group, Ltd.	158,000	10,964
Varitronix International, Ltd.	68,000	15,269
Victory City International Holdings, Ltd.	210,999	10,831
Vongroup, Ltd. *	210,000	2,599
VST Holdings Company, Ltd. *	176,000	14,317
Wai Kee Holdings, Ltd.	68,000	6,848
Yugang International, Ltd.	1,366,000	8,287

		723,977
Ireland - 2.23%
AER Lingus Group PLC *	67,729	51,302
C&C Group PLC - London Exchange	151,616	265,608
DCC PLC	27,017	408,621
DCC PLC	9,540	144,411
Dragon Oil PLC *	38,971	104,643
Dragon Oil PLC *	68,153	188,743
FBD Holdings PLC - London Exchange	5,182	34,339
FBD Holdings PLC	2,085	16,576
Glanbia PLC	37,999	102,662
IFG Group PLC	10,000	5,956
Independent News & Media PLC - London
Exchange	125,664	21,652
Independent News & Media PLC	27,385	3,995

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Kingspan Group PLC - London Exchange	56,989	$208,428
Paddy Power PLC - London Exchange	11,861	185,689
Paddy Power PLC	6,582	106,128
United Drug PLC	67,593	133,993

		1,982,746
Italy - 1.80%
Ansaldo STS SpA	17,177	272,734
Azimut Holding SpA *	28,231	150,695
Banca Italease SpA *	23,856	46,625
Benetton Group SpA	16,917	110,149
Brembo SpA	8,798	34,584
Caltagirone SpA	2,499	8,347
Carraro SpA	4,098	13,287
CIR-Compagnie Industriali Riunite SpA	126,158	130,327
Credito Emiliano SpA	23,598	97,044
Davide Campari Milano SpA	41,877	265,751
DiaSorin SpA	1,993	44,575
Gewiss SpA	2,308	7,673
Gruppo Editoriale L'Espresso SpA	35,685	38,737
Impregilo SpA *	22,385	58,993
Italmobiliare SpA	827	21,602
Juventus Football Club SpA *	4,630	4,194
KME Group SpA	18,421	14,810
Prysmian SpA	8,654	86,173
Recordati SpA	28,379	154,489
Risanamento SpA *	20,386	4,841
Safilo Group SpA	56,264	29,436
Save SpA	829	4,059
Snia SPA *	13,345	2,751

		1,601,876
Japan - 19.94%
Adeka Corp.	24,700	153,651
Aica Kogyo Company, Ltd.	13,400	117,403
Akebono Brake Industry Company, Ltd. (a)	11,200	52,916
Alpine Electronics, Inc.	13,500	88,254
Altech Corp.	3,600	16,800
Amano Corp. (a)	16,800	134,617
Ando Corp.	14,000	17,413
AOKI Holdings, Inc.	6,700	60,145
Aoyama Trading Company, Ltd.	17,500	231,037
Arealink Company, Ltd.	105	1,426
Asahi Diamond Industrial Company, Ltd.	14,000	59,490
ASATSU-DK, Inc. (a)	7,900	131,997
Atsugi Company, Ltd.	58,000	74,641
Autobacs Seven Company, Ltd.	9,200	262,567
Avex Group Holdings, Inc.	6,800	62,051
Belluna Company, Ltd.	7,000	18,115
BSL Corp. *	23,000	1,631
C.I. Kasei Company, Ltd.	8,000	31,508
CAC Corp.	3,400	19,388
Canon Electronics, Inc.	4,400	53,004
Central Finance Company, Ltd. *	23,000	33,329
Central Glass Company, Ltd.	50,000	149,939
Century Leasing System, Inc.	8,000	47,846
Chino Corp.	10,000	23,311

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Chiyoda Company, Ltd.	6,400	$90,156
Chudenko Corp.	7,300	101,820
Chugai Mining Company, Ltd. *	34,900	8,875
CKD Corp.	22,100	72,024
CMK Corp.	13,400	42,594
Cocokara fine Holdings, Inc.	1,540	13,858
Columbia Music Entertainment, Inc. *	27,000	6,339
Creed Corp.	33	51
D.G. Roland Corp.	3,000	37,090
Daido Metal Company, Ltd.	8,000	39,486
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	2,950
Daiki Aluminium Industry Company, Ltd.	7,000	10,642
Daimei Telecom Engineering Corp.	10,000	93,012
Daio Paper Corp.	17,000	150,393
DCM Japan Holdings Company, Ltd.	7,900	40,499
DTS Corp.	4,800	31,246
E-Access, Ltd.	290	188,967
Eagle Industry Company, Ltd.	8,000	25,738
Ebara Corp.	106,000	235,107
EDION Corp.	23,800	59,366
Eizo Nanao Corp.	4,500	73,038
Epson Toyocom Corp.	22,000	63,924
Espec Corp.	3,000	13,761
Ezaki Glico Company, Ltd.	11,000	110,110
Fancl Corp. (a)	7,900	89,523
FP Corp.	3,200	125,137
Fuji Software ABC, Inc.	6,500	100,169
Fujikura Kasei Company, Ltd.	4,000	14,905
Fujitsu General, Ltd.	12,000	21,744
Futaba Corp.	11,100	175,712
Future System Consulting Corp.	39	13,807
Gakken Company, Ltd.	15,000	21,990
Goldwin, Inc. *	11,000	14,246
Gulliver International Company, Ltd.	910	13,814
Gunze, Ltd.	54,000	155,960
H20 Retailing Corp.	37,000	213,330
Heiwa Real Estate Company, Ltd.	40,500	88,862
Higo Bank, Ltd.	20,000	115,888
Hitachi Maxell, Ltd.	14,800	107,473
Howa Machinery, Ltd.	19,000	10,479
IBJ Leasing Company, Ltd.	5,000	55,474
Ichiyoshi Securities Company, Ltd.	8,800	37,949
Iino Kaiun Kaisha, Ltd.	20,200	90,586
Ikegami Tsushinki Company, Ltd. *	12,000	9,074
Ines Corp.	11,600	63,521
Invoice, Inc.	2,077	10,349
Ishihara Sangyo Kaisha, Ltd. *	99,000	62,572
Itochu Enex Company, Ltd.	15,500	82,039
Itoham Foods, Inc.	40,000	115,677
Iwatani International Corp. (a)	47,000	105,491
J. Bridge Corp. *	7,000	852
Jastec Company, Ltd.	400	1,958
JBCC Holdings, Inc.	4,200	24,643
JFE Shoji Holdings, Inc.	28,000	75,055
Kagome Company, Ltd. (a)	8,700	125,863
Kaken Pharmaceutical Company, Ltd.	23,000	193,891

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kanto Auto Works, Ltd.	8,800	$84,993
Kato Works Company, Ltd.	10,000	19,087
KAWADA TECHNOLOGIES, Inc. *	900	10,274
Kawai Musical Instruments Manufacturing
Company, Ltd.	20,000	14,925
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	13,416
Kayaba Industry Company, Ltd.	36,000	46,256
Kissei Pharmaceutical Company, Ltd.	6,000	117,174
Kitz Corp.	23,000	70,648
Kiyo Holdings, Inc.	47,000	58,874
Kohnan Shoji Company, Ltd.	8,400	72,255
KRS Corp.	900	8,370
Kumagai Gumi Company, Ltd.	33,000	14,209
Kureha Corp.	34,000	125,975
Kurimoto, Ltd.	27,000	16,461
Kuroda Electric Company, Ltd.	7,800	43,109
Kyoto Kimono Yuzen Company, Ltd.	2,000	12,196
Maeda Corp.	41,000	143,228
Maeda Road Construction Company, Ltd.	16,000	140,488
Maruetsu, Inc. *	18,000	74,074
Maruha Group, Inc.	91,385	125,744
Milbon Company, Ltd.	2,800	59,950
Ministop Company, Ltd.	3,600	56,358
Mitsubishi Kakoki Kaisha, Ltd.	11,000	24,194
Mitsubishi Steel Manufacturing Company, Ltd.	34,000	63,779
Mitsui-Soko Company, Ltd.	24,000	93,620
Mochida Pharmaceutical Company, Ltd.	16,000	158,935
Monex Group, Inc.	142	34,549
Musashino Bank, Ltd.	7,200	223,598
Nachi-Fujikoshi Corp.	47,000	72,702
Nagase & Company, Ltd.	20,000	154,825
Nakayama Steel Works, Ltd.	24,000	47,339
Netmarks, Inc. *	23	3,845
New Tachikawa Aircraft Company, Ltd.	500	22,289
Nichias Corp.	30,000	61,496
Nichicon Corp.	18,300	138,965
Nichimo Corp.	28,000	283
Nidec Copal Corp.	5,700	37,696
Nidec Sankyo Corp.	15,000	61,268
Nihon Chouzai Company, Ltd.	1,080	13,616
Nihon Kagaku Sangyo Company, Ltd.	1,000	4,580
Nihon Yamamura Glass Company, Ltd.	16,000	33,360
Nippon Avionics Company, Ltd.	2,000	2,728
Nippon Chemi-Con Corp.	38,000	78,757
Nippon Densetsu Kogyo Company, Ltd.	9,000	77,926
Nippon Formula Feed Manufacturing
Company, Ltd.	19,000	17,809
Nippon Kasei Chemical Company, Ltd. (a)	16,000	23,868
Nippon Kayaku Company, Ltd.	42,000	213,020
Nippon Koei Company, Ltd.	22,000	49,026
Nippon Konpo Unyu Soko Company, Ltd.	18,000	142,040
Nippon Koshuha Steel Company, Ltd.	16,000	12,994
Nippon Light Metal Company, Ltd.	135,000	99,501
Nippon Piston Ring Company, Ltd.	13,000	9,559
Nippon Shinyaku Company, Ltd.	13,000	115,155
Nippon Shokubai Company, Ltd.	26,000	164,073
Nippon Signal Company, Ltd.	12,700	71,640

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Suisan Kaisha, Ltd.	65,500	$172,472
Nippon Synthetic Chemical Industry
Company, Ltd.	19,000	54,310
Nippon Thompson Company, Ltd.	18,000	60,878
Nippon Zeon Company, Ltd.	50,000	135,831
Nipro Corp.	13,000	202,669
Nissan Shatai Company, Ltd.	23,000	134,031
Nisshin Fudosan Company, Ltd.	2,900	5,206
Nissin Electric Company, Ltd.	14,000	43,977
Nittan Valve Company, Ltd.	1,200	2,946
NIWS Company HQ, Ltd. * (e)(h)	122	0
Noritz Corp.	5,800	76,743
Ohara, Inc. *	3,500	31,072
Okabe Company, Ltd.	13,400	46,986
Okamoto Machine Tool Works, Ltd.	7,000	6,028
Okano Valve Manufacturing Company	3,000	20,351
OKK Corp.	10,000	8,164
Okumura Corp. (a)	44,000	156,500
OMC Card, Inc. *	24,900	43,641
Onoken Company, Ltd.	4,300	31,990
Organo Corp.	9,000	49,798
Origin Electric Company, Ltd.	6,000	12,680
Osaka Steel Company, Ltd.	5,200	87,155
Osaki Electric Company, Ltd.	10,000	73,362
OSG Corp.	20,100	122,783
PanaHome Corp.	17,000	102,238
Park24 Company, Ltd. (a)	22,800	154,908
Pasona Group, Inc.	36	16,018
Prima Meat Packers, Ltd.	5,000	6,246
Rasa Industries, Ltd. (a)	10,000	11,520
Resorttrust, Inc. (a)	12,200	113,151
Ricoh Leasing Company, Ltd.	5,300	88,775
Riken Vitamin Company, Ltd.	1,600	39,793
Rohto Pharmaceutical Company, Ltd.	18,000	163,549
Ryobi, Ltd.	34,000	59,866
Ryosan Company, Ltd.	9,300	194,392
Ryoshoku, Ltd.	2,500	57,257
S Science Company, Ltd. *	102,000	3,112
Sagami Chain Company, Ltd.	1,000	9,575
Sanden Corp.	36,000	58,741
Sanei-International Company, Ltd.	2,700	18,008
Sanki Engineering Company, Ltd.	17,000	92,834
Sanwa Shutter Corp.	59,000	166,108
Satori Electric Company, Ltd.	2,000	7,793
Seiko Corp.	19,000	37,067
Seino Transportation Company, Ltd.	42,000	203,143
Shimizu Bank, Ltd.	2,600	107,557
Shinko Electric Company, Ltd. (a)	25,000	55,342
Shizuoka Gas Company, Ltd.	15,000	84,218
SHO-BOND Holdings Company, Ltd.	2,200	41,046
Silver Seiko, Ltd. * (a)	100,000	5,051
SKY Perfect JSAT Corp.	412	160,157
Snow Brand Milk Products Company, Ltd.	49,500	135,849
Sohgo Security Services Company, Ltd.	16,900	145,295
So-net Entertainment Corp	25	47,562
SRI Sports, Ltd. *	46	35,881

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
St. Marc Holdings Company, Ltd.	2,100	$52,926
Suminoe Textile Company, Ltd.	10,000	11,915
Sumiseki Holdings, Inc. *	14,300	12,263
Sumisho Computer Systems Corp.	6,400	73,827
Sumitomo Bakelite Company, Ltd.	41,000	165,315
Sumitomo Forestry Company, Ltd.	31,700	211,375
Sumitomo Warehouse Company, Ltd.	44,048	171,646
Taihei Kogyo Company, Ltd.	12,000	27,006
Taiho Kogyo Company, Ltd.	6,500	29,128
Takagi Securities Company, Ltd.	10,000	9,910
Takara Holdings, Inc.	35,000	176,675
Takasago Thermal Engineering Company, Ltd.	15,000	92,576
Takata Corp.	8,400	69,666
Tasaki Shinju Company, Ltd.	7,000	4,827
Tecmo, Ltd.	4,900	32,672
Teikoku Electric Manufacturing Company, Ltd.	2,300	32,793
Teikoku Piston Ring Company, Ltd.	5,200	14,652
The Hyakugo Bank, Ltd.	18,718	96,269
The San-in Godo Bank, Ltd.	26,000	200,673
The Yachiyo Bank, Ltd.	2,500	87,884
Tigers Polymer Corp.	1,000	3,543
TOA Road Corp.	8,000	10,249
Toagosei Company, Ltd.	62,000	139,597
TOC Company, Ltd.	27,000	98,028
Toei Company, Ltd.	11,000	47,942
Toho Real Estate Company, Ltd.	100	442
Toho Titanium Company, Ltd.	7,700	95,136
Tokai Rubber Industries, Ltd.	10,500	82,607
Tokai Tokyo Securities Company, Ltd.	67,000	121,132
Tokimec, Inc.	14,000	14,707
Tokyo Leasing Company, Ltd.	8,500	42,277
Tokyo Ohka Kogyo Company, Ltd.	11,600	162,048
Tokyo Seimitsu Company, Ltd.	11,600	95,512
Tokyo Style Company, Ltd.	19,000	130,503
Tokyo Tekko Company, Ltd.	15,000	41,269
Tokyo Tomin Bank, Ltd.	8,800	137,384
Tokyu Livable, Inc.	4,400	19,048
Tomoe Corp.	8,000	16,434
Toppan Forms Company, Ltd.	9,600	109,142
Topy Industries, Ltd.	48,000	70,547
Tori Holdings Company, Ltd. *	82,000	3,386
TOSHIBA TEC Corp.	36,000	92,242
Towa Real Estate Development Company, Ltd.	33,500	15,424
Toyo Kohan Company, Ltd.	12,000	37,219
Toyo Machinery & Metal Company, Ltd.	4,000	4,829
Toyo Tire & Rubber Company, Ltd.	35,000	44,449
Toyobo Company, Ltd.	155,936	201,703
Tsubakimoto Chain Company, Ltd.	33,000	74,264
Tsugami Corp.	19,000	28,126
Tsuruha Holdings, Inc. *	3,600	91,920
Unicharm Petcare Corp.	1,500	38,064
Uniden Corp.	19,000	33,533
Union Tool Company, Ltd. (a)	3,900	82,865
Wakachiku Construction Company, Ltd. *	17,000	5,716
Watabe Wedding Corp.	2,000	31,986
Watami Company, Ltd.	4,900	100,247

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yamabiko Corp. *	1,200	$13,917
Yaoko Company, Ltd.	800	23,356
Yellow Hat, Ltd.	3,600	14,253
Yodogawa Steel Works, Ltd.	36,000	148,832
Yoshinoya D&C Company, Ltd.	114	125,310
Yuasa Trading Company, Ltd.	51,000	49,714
Yuki Gosei Kogyo Company, Ltd.	5,000	15,463
Yuraku Real Estate Company, Ltd.	16,000	15,737
Zensho Company, Ltd.	15,600	74,673

		17,729,055
Netherlands - 2.20%
Aalberts Industries NV	32,386	174,687
Arcadis NV	12,020	144,924
ASM International NV *	10,995	91,275
Eriks Group NV	1,330	36,255
Fornix Biosciences NV	819	8,437
Fugro NV	5,113	162,378
Gamma Holding NV	589	2,743
Imtech NV	21,215	291,684
InnoConcepts NV	5,095	14,003
Kendrion NV	204	2,026
Koninklijke BAM Groep NV	11,649	103,525
Koninklijke Boskalis Westinster NV	5,027	100,995
Koninklijke Ten Cate NV	6,540	112,902
OPG Groep NV	3,992	36,500
Pharming Group NV *	17,228	9,265
Samas NV *	3,723	1,836
SBM Offshore NV	11,426	151,961
Sligro Food Group NV	1,838	41,698
Smit Internationale NV	3,202	183,289
Telegraaf Media Groep NV	11,212	150,539
Unit 4 Agresso NV	3,615	40,788
USG People NV	5,604	45,001
Wavin NV	16,215	53,222

		1,959,933
New Zealand - 0.05%
Fisher & Paykel Appliances Holdings, Ltd.	77,714	21,735
Nuplex Industries, Ltd.	24,498	10,471
Pumpkin Patch, Ltd.	20,900	12,255

		44,461
Norway - 0.76%
Aktiv Kapital ASA	5,200	20,715
Camillo Eitzen & Company ASA	1,300	1,838
Cermaq ASA	15,600	70,084
Copeinca ASA *	2,800	5,621
Det Norske Oljeselskapb ASA *	68,000	59,409
EDB Business Partner ASA	300	534
Eitzen Chemical ASA *	21,250	12,477
Ementor ASA *	20,357	49,237
Kongsberg Automotive ASA *	1,400	646
Kverneland Gruppen ASA *	15,000	9,094
Nordic Semiconductor ASA *	5,500	12,390
Norwegian Air Shuttle ASA *	3,567	18,562
ODIM ASA *	6,800	29,219
Scana Industrier ASA	27,500	26,081

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Schibsted ASA	15,350	$89,586
Solstad Offshore ASA	4,300	44,262
TGS Nopec Geophysical Company ASA *	8,000	62,186
Tomra Systems ASA	6,712	24,835
Veidekke ASA	25,000	111,372
Wilhelm Wilhelmsen ASA	3,000	32,034

		680,182
Portugal - 0.80%
Altri SGPS SA (a)	15,809	40,475
Banco BPI SA	62,593	125,106
BANIF SA	23,727	32,459
Finibanco Holding SGPS SA	3,263	7,609
Impresa, SGPS SA *	11,168	10,393
Investimentos Participacoes e Gestao SA *	27,991	10,785
Mota Engil, SGPS SA	18,983	63,518
Novabase SGPS SA *	4,292	23,636
Pararede SGPS SA *	19,019	15,907
PT Multimedia.com, SGPS, SA	33,892	180,308
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	20,788	175,226
Teixeira Duarte-Engenharia & Construcoes SA	45,849	28,571

		713,993
Singapore - 0.56%
Asia Food & Properties, Ltd. *	123,000	12,137
ASL Marine Holdings, Ltd.	46,000	13,041
China Merchants Holdings Pacific, Ltd.	73,000	19,370
CSE Global, Ltd.	55,000	12,305
Food Empire Holdings, Ltd.	43,200	6,843
Furama, Ltd.	10,000	5,196
Goodpack, Ltd.	36,000	15,652
Hong Leong Asia, Ltd.	42,000	14,676
Hotel Plaza, Ltd.	21,500	12,706
HTL International Holdings, Ltd. *	58,000	4,767
Innotek, Ltd.	82,000	9,166
Jaya Holdings, Ltd.	96,000	17,675
Jurong Technologies Industrial Corp., Ltd.	194,350	3,195
KS Energy Services, Ltd.	31,000	15,334
Low Keng Huat Singapore, Ltd.	122,000	13,283
MFS Technology, Ltd.	113,000	13,002
Osim International, Ltd. *	43,000	2,403
Petra Foods, Ltd.	46,000	10,120
Raffles Education Corp., Ltd.	271,264	67,149
SBS Transit, Ltd.	5,000	5,247
Sinomem Technology, Ltd. *	81,000	5,373
Tat Hong Holdings, Ltd.	55,000	22,520
Venture Corp., Ltd.	59,000	195,673

		496,833
South Korea - 0.00%
Pantech & Curitel Communications, Inc. * (e)(h)	882	0
Pantech Company, Ltd. * (e)(h)	443	0

Spain - 1.97%
Antena 3 de Television SA	9,528	37,949
Banco Guipuzcoano SA	16,596	108,046
Banco Pastor SA	12,738	70,365
Bolsas y Mercados Espanoles	6,061	140,171

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Construcciones & Auxiliar de Ferrocarriles SA	611	$196,762
Corporacion Dermoestetica SA *	5,941	22,724
Ebro Puleva SA	26,232	307,898
FAES FARMA SA	11,826	42,091
Gestevision Telecinco SA	4,968	34,428
Grupo Catalana Occidente SA	3,075	36,357
Grupo Empresarial Ence SA	23,401	63,954
NH Hoteles SA	1,820	4,831
Papeles & Cartones de Europa SA	7,485	24,259
Pescanova SA	1,366	47,160
Promotora de Informaciones SA *	25,704	67,235
Prosegur Cia de Seguridad SA	5,461	147,060
Realia Business SA	18,935	48,543
Redes Energeticas Nacionais SA	12,164	50,793
SOS Cuetara SA	3,651	24,482
Tavex Algodonera SA *	6,482	4,132
Tecnicas Reunidas SA	693	22,037
Tubacex SA	28,246	59,251
Tubos Reunidos SA	2,328	5,376
Unipapel SA	209	2,539
Vocento SA	9,411	36,877
Zeltia SA *	36,114	143,191

		1,748,511
Sweden - 1.69%
AarhusKarlshamn AB	6,820	84,464
Acando AB, Series B	6,279	8,213
Active Biotech AB *	1,738	8,424
AddTech AB, Series B	5,200	47,253
Angpanneforeningen AB, Series B	3,368	43,814
Anoto Group AB *	31,000	15,376
Axfood AB	4,568	83,798
Axis Communications AB	10,500	59,986
Billerud Aktibolag AB	13,700	29,588
Biovitrum AB *	6,542	41,919
Clas Ohlson AB, Series B	1,323	11,832
Cloetta AB, Class B *	4,608	14,016
Concordia Maritime AB, Series B	2,200	3,409
D. Carnegie & Company AB (e)(h)	30,200	0
Enea AB *	16,250	50,125
Fagerhult AB	749	10,305
G & L Beijer AB	1,125	17,671
Haldex AB	6,500	20,715
Hoganas AB, Series B	9,700	87,709
Industrial & Financial Systems AB	7,500	40,990
Indutrade AB	5,118	52,400
JM AB	8,981	50,073
Lindab International AB	6,954	35,462
Mekonomen AB	2,150	22,468
Micronic Laser Systems AB *	14,600	15,048
NCC AB	15,648	112,055
Net Insight AB *	56,202	21,715
Nibe Industrier AB, Series B	16,600	102,540
Nobia AB	20,417	47,093
OEM International AB, Series B	12,688	65,068
ORC Software AB	2,000	22,692
PartnerTech AB *	1,600	3,534

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Peab AB, Series B	34,200	$106,731
Proffice AB *	973	1,141
Q-Med AB	7,447	24,717
Semcon AB *	3,600	6,110
Sintercast AB *	600	2,213
Studsvik AB	218	1,429
Sweco AB, Series B	7,456	34,428
Trelleborg AB, Series B	24,772	94,280

		1,500,804
Switzerland - 5.10%
Affichage Holding AG	88	7,573
Aryzta AG *	30,133	719,597
Bank Coop AG	1,375	83,973
Banque Privee Edmond de Rothschild SA	1	21,971
Basilea Pharmaceutica AG *	2,161	134,637
Bobst Group AG	1,279	26,105
Bucher Industries AG	1,812	128,729
Burckhardt Compression Holding AG	572	53,209
Centralschweizerische Kraftwerke AG	127	42,403
Ciba Holding AG *	14,178	618,287
Cicor Technologies *	258	3,849
Clariant AG *	76,363	296,315
Cytos Biotechnology AG *	886	9,331
Dufry Group AG	1,841	27,801
EFG International, ADR	3,315	24,685
Eichhof Holding AG	9	1,581
Galenica Holding AG (a)	1,612	465,285
Georg Fischer AG *	45	5,270
Komax Holding AG	777	32,001
LEM Holding SA	52	6,846
Mobilezone Holding AG	1,493	8,981
Mobimo Holding AG *	453	57,905
Orell Fuessli Holding AG	214	25,665
Panalpina Welttransport Holding AG	4,070	199,563
Partners Group Holding AG	2,954	177,380
Petroplus Holdings AG *	21,795	306,210
Rieter Holding AG	556	59,728
Romande Energie Holding SA	66	104,402
Schaffner Holding AG *	40	4,995
Schulthess Group AG	1,537	60,462
Schweizerhall Holding AG	579	77,805
Siegfried Holding AG	53	2,586
Straumann Holding AG	2,610	404,110
Swissquote Group Holding SA *	2,121	76,343
Tamedia AG	188	7,052
Tornos SA *	2,482	10,802
Valora Holding AG	1,043	132,874
Verwaltungs & Privat Bank AG	1,056	61,873
WMH Walter Meier AG, Series A	163	7,629
Zuger Kantonalbank	12	40,700

		4,536,513
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. * (e)(h)	138,000	0

United Kingdom - 17.53%
A.G. Barr PLC	1,500	26,740

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Aberdeen Asset Management PLC	224,461	$410,162
AbitibiBowater, Inc. *	365	237
AEA Technology PLC *	19,508	3,562
Aegis Group PLC	266,424	315,884
Aggreko PLC	18,141	127,739
Alexon Group PLC	6,881	1,481
Alizyme PLC *	22,479	1,803
Antisoma PLC *	68,602	26,093
Arena Leisure PLC	72,174	18,610
Arriva PLC	55,154	293,149
Ashtead Group PLC	93,311	52,820
Aveva Group PLC	5,355	43,221
BBA Aviation PLC	39,666	47,030
Beazley Group PLC	13,518	16,626
Bellway PLC	10,163	98,546
Berkeley Group Holdings PLC *	7,906	100,525
Biocompatibles International PLC *	1,454	2,630
Bodycote PLC *	22,539	40,104
Bovis Homes Group PLC	38,337	229,997
Brammer PLC	8,722	9,723
Brewin Dolphin Holdings PLC	48,637	82,211
Brit Insurance Holdings PLC	64,984	168,023
British Polythene Industries PLC	4,443	7,766
Britvic PLC	50,031	161,987
BSS Group PLC	10,051	41,442
BTG PLC *	34,369	60,932
Business Post Group PLC	2,825	10,122
Care UK PLC	14,047	50,985
Carillion PLC	128,415	446,373
Carpetright PLC	5,667	33,528
Carphone Warehouse Group PLC	43,235	77,555
Catlin Group, Ltd.	26,519	118,940
Charles Taylor Consulting PLC	3,000	8,236
Charter International PLC	40,267	263,198
Chemring Group PLC	10,411	283,058
Chime Communications PLC	12,187	12,092
Chloride Group PLC	19,191	34,372
Close Brothers Group PLC	11,885	91,469
Collins Stewart PLC	13,854	13,464
Colt Telecom Group PLC *	35,080	43,748
COLT Telecom Group SA * (h)	26,887	964
Communisis PLC	23,511	9,358
Computacenter PLC	12,241	20,203
Connaught PLC	7,981	34,608
Cookson Group PLC	22,404	5,227
Corin Group PLC	4,523	3,445
Cranswick PLC	12,744	105,829
Creston PLC	10,587	4,565
Croda International PLC	8,125	61,760
CSR PLC *	36,049	126,344
D.S. Smith PLC	77,377	55,456
Daily Mail and General Trust PLC	23,406	78,361
Dairy Crest Group PLC	12,319	46,473
Davis Service Group PLC	47,361	177,673
Dawson Holdings PLC	18,986	3,262
De La Rue Plc Group	7,909	110,137

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Debenhams PLC	234,142	$160,848
Dechra Pharmaceuticals PLC	6,932	41,438
Delta PLC	19,741	30,726
Devro PLC	825	1,037
Dicom Group PLC	12,964	21,367
Dignity PLC	4,519	34,775
Dimension Data Holdings PLC	137,649	80,213
Dixons Group PLC	359,752	107,325
DTZ Holdings PLC	17,490	9,146
Electrocomponents PLC	30,286	54,277
Elementis PLC	67,155	26,416
Emerald Energy PLC *	6,620	42,757
Ennstone PLC	84,550	1,395
Evolution Group PLC	56,317	77,897
F&C Asset Management PLC	35,901	29,491
Filtrona PLC	31,546	58,401
Forth Ports PLC	6,709	87,377
Fortune Oil PLC *	90,753	7,228
Galliford Try PLC	81,054	46,426
Game Group PLC	24,150	52,127
Genus PLC	10,630	80,928
Go-Ahead Group PLC	3,027	47,713
Goldshield Group PLC	5,053	22,477
Grafton Group PLC *	64,391	143,561
Greggs PLC	1,886	93,082
Halfords Group PLC	59,286	248,263
Halma PLC	49,291	116,658
Hampson Industries PLC	23,425	30,378
Hansard Global PLC	6,816	15,832
Hardy Oil & Gas PLC *	8,749	23,712
Hargreaves Lansdown PLC	9,780	28,811
Hays PLC	341,767	356,625
Helical Bar PLC	25,872	106,536
Henderson Group PLC	182,602	213,933
Heritage Oil, Ltd. *	11,599	55,031
Hikma Pharmaceuticals PLC	7,671	39,675
Hill & Smith Holdings PLC	11,506	25,718
Hiscox PLC	135,574	599,863
Hochschild Mining PLC	13,380	40,811
Holidaybreak PLC	10,457	29,998
Hunting PLC	6,908	39,675
Hyder Consulting PLC	4,872	5,304
IG Group Holdings PLC	23,550	59,105
IMI PLC	22,424	87,197
Informa PLC	88,993	335,279
Intermediate Capital Group PLC	9,016	38,831
International Personal Finance PLC	22,052	28,425
Interserve PLC	39,455	105,139
James Fisher & Sons PLC	6,430	37,651
Jardine Lloyd Thompson Group PLC	10,253	64,400
JKX Oil & Gas PLC	12,687	40,058
Keller Group PLC	4,607	32,472
Kier Group PLC	9,987	126,599
Kingston Communications PLC	103,770	26,003
Ladbrokes PLC	193,095	506,915
Laird Group PLC	25,923	36,415

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Logica PLC	314,465	$286,688
Low & Bonar PLC	21,034	6,923
Low & Bonar PLC * (h)	22,416	0
M.J. Gleeson Group PLC *	8,478	8,571
McBride PLC	24,673	40,924
Meggitt PLC	85,299	156,978
Melrose PLC	83,701	101,953
Metalrax Group PLC *	22,036	1,028
Micro Focus International PLC	9,772	42,287
Millennium & Copthorne Hotels PLC	14,063	34,664
Minerva PLC *	20,686	2,006
Misys PLC	28,502	51,415
Mitie Group PLC	18,740	50,194
Mondi PLC	20,786	44,040
Morgan Crucible Company PLC	63,098	75,914
Mothercare PLC	28,064	155,878
MWB Group Holdings PLC *	22,899	7,149
N. Brown Group PLC	31,402	85,295
National Express Group PLC	10,374	22,549
NCC Group, Ltd.	5,184	20,820
Northern Foods PLC	52,211	38,126
Northgate PLC	22,113	20,592
Optos PLC *	3,748	1,985
Oxford Biomedica PLC *	63,470	5,504
Oxford Instruments PLC	2,558	4,015
Pace Micro Technology PLC *	26,813	35,582
Paypoint PLC	6,813	35,448
Pendragon PLC	167,620	17,124
Persimmon PLC	18,901	93,425
Photo-Me International PLC *	24,627	6,082
Pinewood Shepperton PLC	3,284	5,675
Premier Farnell PLC	21,672	36,885
Premier Foods PLC	20,682	10,170
Premier Foods PLC *	25,852	3,060
Prostrakan Group PLC *	4,855	4,319
Provident Financial PLC	31,072	372,315
PV Crystalox Solar PLC	29,464	35,821
PZ Cussons PLC	43,280	96,811
Qinetiq PLC	54,006	102,349
Quintain Estates & Development PLC	37,319	4,500
Rank Group PLC *	113,522	119,071
Rathbone Brothers PLC	3,950	43,764
Redrow PLC *	33,395	66,869
Regus PLC	191,997	201,951
Restaurant Group PLC	56,863	109,907
RM PLC	12,834	28,395
ROK PLC	7,381	5,291
Rotork PLC	22,047	269,235
Royalblue Group PLC	4,105	47,912
RPC Group PLC	11,979	19,711
RPS Group PLC	17,736	39,639
Savills PLC	11,794	39,740
Scott Wilson Group PLC	4,915	3,139
SDL PLC *	18,544	76,502
Shanks Group PLC	68,130	54,403
Skyepharma PLC *	1,272	3,295

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Soco International PLC *	3,422	$58,060
Southern Cross Healthcare, Ltd.	28,114	39,552
Spectris PLC	21,064	121,477
Spirax-Sarco Engineering PLC	10,190	122,671
Sportech PLC *	11,390	12,064
SSL International PLC	50,020	321,890
St James's Place PLC	15,463	36,976
Stagecoach Group PLC	21,753	37,369
Sthree PLC	27,605	68,823
STV Group PLC *	9,056	5,962
Thorntons PLC	4,184	3,780
Tomkins PLC, SADR	19,429	133,089
Topps Tiles PLC	35,156	17,640
Travis Perkins PLC	10,277	65,039
Tribal Group PLC	7,453	10,404
TT electronics PLC	3,198	916
Tullett Prebon PLC	20,558	61,866
UK Coal PLC *	34,721	35,990
Ultra Electronics Holdings PLC	17,386	271,540
Umeco PLC	11,194	18,875
Uniq PLC *	31,402	4,398
United Business Media, Ltd.	16,258	99,209
UTV Media PLC	14,284	12,400
Vectura Group PLC *	73,069	57,107
Venture Production PLC	27,976	321,022
Victrex PLC	14,914	108,656
VP PLC	637	1,323
VT Group PLC	48,724	330,115
W.S. Atkins PLC	25,195	178,522
Weir Group PLC	7,610	45,146
WH Smith PLC	9,108	46,366
White Young Green PLC	6,872	764
Wilmington Group PLC	8,076	10,413
Wolfson Microelectronics PLC *	8,350	12,631
Woolworths Group PLC	185,655	3,250
WSP Group PLC	11,822	40,525
Xchanging PLC	13,743	39,905

		15,589,211
United States - 0.50%
Aurora Oil and Gas, Ltd. *	34,600	2,526
Canadian Gold Hunter Corp. *	3,900	1,005
Candente Resource Corp. *	8,800	2,583
Cardero Resource Corp. *	7,100	8,334
Cinch Energy Corp. *	200	87
Diagnocure, Inc. *	800	571
Eastmain Resources, Inc. *	7,100	5,800
Easyhome, Ltd.	2,300	16,874
Far West Mining, Ltd. *	1,900	1,522
Fortune Minerals, Ltd. *	2,450	865
GBS Gold International, Inc. *	13,800	55
Glacier Media, Inc. *	6,100	8,757
Glentel, Inc.	1,400	8,606
Globestar Mining Corp. *	21,900	10,422
Great Panther Resources, Ltd. *	14,100	5,368
Hillsborough Resources, Ltd. *	24,400	4,935
Intrinsyc Software International, Inc. *	13,491	535

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Isotechnika, Inc. *	3,200	$368
Magellan Aerospace Corp. *	580	184
Matrikon, Inc.	2,800	4,353
Open Range Energy Corp. *	3,700	3,580
Parkbridge Lifestyles Communities, Inc. *	7,030	16,616
Profound Energy, Inc. *	4,800	4,530
Pure Energy Services, Ltd. *	1,400	1,188
Questerre Energy Corp. *	38,200	37,267
Signet Jewelers, Ltd.	25,766	295,021
Technicoil Corp. *	5,300	1,261
TUSK Energy Corp. *	2,300	3,886
Webtech Wireless, Inc. *	1,700	1,106

		448,205

TOTAL COMMON STOCKS (Cost $151,483,394)		$75,431,406

PREFERRED STOCKS - 0.01%
Australia - 0.01%
Village Roadshow, Ltd., 5.00%	14,479	5,995

TOTAL PREFERRED STOCKS (Cost $34,808)		$5,995

WARRANTS - 0.04%

Canada - 0.00%
Tembec, Inc.
(Expiration Date 02/29/2012, Strike
Price CAD 1.65) *	2,462	215

Hong Kong - 0.04%
Asia Standard International Group, Ltd.
(Expiration Date 09/07/2009, Strike
Price HKD 0.63) *	403,200	25
Golden Resorts Group, Ltd.
(Expiration Date 06/09/2010, Strike
Price HKD 0.35) *	166,000	214
Hanny Holdings, Ltd.
(Expiration Date 05/26/2010, Strike
Price HKD 1.20) *	26,240	51
ITC Corp., Ltd.
(Expiration Date 11/04/2009, Strike
Price HKD 0.22) *	135,711	175
ITC Properties Group Ltd
(Expiration Date 02/04/2010, Strike
Price HKD 0.11) *	736,000	32,077
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike
Price HKD 6.00) *	4,500	36

		32,578

Singapore - 0.00%
Manhattan Resources, Ltd.
(Expiration Date 04/11/2009, Strike
Price SGD 0.70) *	18,300	722
United States - 0.00%
Kinross Gold Corp.
(Expiration Date 09/03/2013, Strike
Price CAD 32.00) *	600	2,841

TOTAL WARRANTS (Cost $7,054)		$36,356

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.05%
IBA Health Group, Ltd. (Expiration Date
04/03/2009) *	46,071	$1,922

Australia - 0.00%
Ceramic Fuel Cells, Ltd. (Expiration Date
04/15/2009) *	36,540	606
Otto Energy, Ltd. (Expiration Date 04/21/2009) *	27,244	95

		701

Finland - 0.05%
Pohjola Bank PLC (Expiration Date
04/24/2009) *	29,246	39,744

Hong Kong - 0.00%
Playmates Holdings, Ltd. (Expiration Date
10/14/2010) *	6,360	599

United Kingdom - 0.00%
Beazley Group PLC *	53,631	39

TOTAL RIGHTS (Cost $120,193)		$43,005

SHORT TERM INVESTMENTS - 2.24%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$1,994,764	$1,994,764

TOTAL SHORT TERM INVESTMENTS
(Cost $1,994,764)		$1,994,764

REPURCHASE AGREEMENTS - 8.51%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$7,566,021 on 04/01/2009,
collateralized by $7,530,000
Federal National Mortgage
Association, 5.85% due
08/17/2017 (valued at $7,718,250,
including interest)	$7,566,000	$7,566,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,566,000)		$7,566,000

Total Investments (International Small Company Trust)
(Cost $161,206,213) - 95.67%		$85,077,526
Other Assets in Excess of Liabilities - 4.33%		3,853,433

TOTAL NET ASSETS - 100.00%		$88,930,959

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Building Materials & Construction	4.37%
Food & Beverages	4.33%
Chemicals	4.28%
Financial Services	3.88%
Business Services	3.77%

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.80%

Austria - 1.58%
Telekom Austria AG	621,400	$9,407,279

Brazil - 0.42%
Empresa Brasileira de Aeronautica SA, ADR *	185,930	2,467,291

Canada - 1.02%
Biovail Corp.	557,900	6,066,631

China - 1.30%
China Telecom Corp., Ltd.	9,324,427	3,875,568
Shanghai Electric Group Company, Ltd.	13,459,909	3,876,948

		7,752,516
France - 10.42%
AXA Group SA	772,941	9,277,177
Cap Gemini SA	90,960	2,923,371
Compagnie Generale des Etablissements
Michelin, Class B	23,520	871,754
France Telecom SA	759,156	17,306,580
Sanofi-Aventis SA	230,243	12,921,490
Total SA	242,226	11,977,925
Vivendi SA	250,170	6,616,728

		61,895,025
Germany - 8.09%
Bayerische Motoren Werke (BMW) AG	286,056	8,251,323
Celesio AG	138,300	2,546,093
Deutsche Post AG	591,721	6,375,883
Muenchener Rueckversicherungs-
Gesellschaft AG	105,744	12,876,018
SAP AG	272,400	9,525,046
Siemens AG	148,121	8,456,160

		48,030,523
Hong Kong - 1.07%
Hutchison Whampoa, Ltd.	1,261,031	6,214,923
Kingboard Chemical Holdings, Ltd.	63,500	131,049

		6,345,972
Israel - 1.63%
Check Point Software Technologies, Ltd. *	436,541	9,695,576
Italy - 1.30%
Autogrill SpA	560,032	3,226,081
UniCredito Italiano SpA	2,740,943	4,511,217

		7,737,298
Japan - 5.96%
Aiful Corp.	49	71
Mitsubishi UFJ Financial Group, Inc.	1,139,500	5,613,999
Olympus Optical Company, Ltd. (a)	244,000	3,981,736
Promise Company, Ltd. (a)	250,500	3,967,101
Sony Corp.	318,204	6,581,882
Toyota Motor Corp.	206,000	6,543,355
USS Company, Ltd.	198,160	8,689,834

		35,377,978
Netherlands - 4.07%
ING Groep NV	1,346,122	7,375,970
Koninklijke (Royal) Philips Electronics NV (a)	394,685	5,842,185
Randstad Holdings NV	291,900	4,951,892

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Reed Elsevier NV	560,092	$5,993,445

		24,163,492
Norway - 5.22%
Aker Kvaerner ASA (a)	879,880	5,681,838
Statoil ASA	798,570	13,975,528
Telenor ASA	1,983,335	11,337,964

		30,995,330
Russia - 0.49%
Gazprom OAO, SADR	197,800	2,937,330

Singapore - 2.41%
Flextronics International, Ltd. * (a)	1,767,340	5,107,612
Singapore Telecommunications, Ltd.	5,541,000	9,236,109

		14,343,721
South Korea - 3.81%
KB Financial Group, Inc., ADR * (a)	196,277	4,759,717
Samsung Electronics Company, Ltd.	43,283	17,882,676

		22,642,393
Spain - 2.83%
Telefonica SA	842,046	16,791,494

Sweden - 2.22%
Ericsson (LM), Series B	1,239,304	10,020,002
Niscayah Group AB	2,666,111	3,184,229

		13,204,231
Switzerland - 5.83%
Adecco SA	408,940	12,779,482
Nestle SA	219,980	7,431,880
Novartis AG	171,740	6,497,531
Swiss Re	215,821	3,526,184
UBS AG - CHF *	469,370	4,400,457

		34,635,534
Taiwan - 7.28%
Compal Electronics, Inc., GDR (g)	416,487	1,492,190
Compal Electronics, Inc.	11,080,648	7,957,478
Lite-On Technology Corp.	16,564,103	11,229,185
Mega Financial Holding Company, Ltd.	24,846,000	8,913,973
Taiwan Semiconductor
Manufacturing Company, Ltd.	9,078,192	13,670,403

		43,263,229
United Kingdom - 24.36%
Aviva PLC	1,794,550	5,564,906
BP PLC	2,455,625	16,465,904
British Sky Broadcasting Group PLC	1,486,283	9,224,913
Compass Group PLC	1,234,257	5,644,523
GlaxoSmithKline PLC	731,604	11,394,515
Group 4 Securicor PLC	2,353,660	6,539,994
HSBC Holdings PLC	1,028,180	5,724,465
Kingfisher PLC	6,460,770	13,848,786
Lloyds TSB Group PLC	353,155	357,551
Marks & Spencer Group PLC	1,666,720	7,066,219
Old Mutual PLC	8,949,870	6,662,888
Pearson PLC	770,311	7,746,488
Persimmon PLC (a)	1,633,380	8,073,611

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Premier Foods PLC	8,290,504	$4,076,787
Rentokil Initial PLC	5,747,758	3,659,690
Royal Bank of Scotland Group PLC * (h)	2,180,817	3
Royal Bank of Scotland Group PLC *	5,088,574	1,793,486
Royal Dutch Shell PLC, B Shares	547,866	11,918,749
Tesco PLC	690,450	3,298,799
Vodafone Group PLC	8,971,978	15,642,236

		144,704,513
United States - 2.49%
ACE, Ltd.	366,192	14,794,157
Nortel Networks Corp. *	7,401	1,665

		14,795,822

TOTAL COMMON STOCKS (Cost $975,647,771)		$557,253,178

RIGHTS - 0.15%

United Kingdom - 0.15%
HSBC Holdings PLC (Expiration Date
04/03/2009) *	428,408	866,729

TOTAL RIGHTS (Cost $0)		$866,729

SHORT TERM INVESTMENTS - 10.30%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$29,127,795	$29,127,795
Paribas Corp.
0.07% due 04/01/2009	12,055,000	12,055,000
0.22% due 04/01/2009	20,000,000	20,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $61,182,795)		$61,182,795

Total Investments (International Value Trust)
(Cost $1,036,830,566) - 104.25%		$619,302,702
Liabilities in Excess of Other Assets - (4.25)%		(25,246,828)

TOTAL NET ASSETS - 100.00%		$594,055,874

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Telecommunications Equipment & Services	13.13%
Insurance	10.11%
Electronics	5.96%
Pharmaceuticals	5.11%
Retail Trade	4.98%

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 30.13%

U.S. Treasury Bonds - 28.47%
5.375% due 02/15/2031	$3,000,000	$3,782,343
7.50% due 11/15/2016 ***	6,975,000	9,364,481
7.875% due 02/15/2021	19,256,000	27,924,204
8.125% due 08/15/2021	8,477,000	12,600,264

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds (continued)
8.125% due 08/15/2019 ***		$8,000,000	$11,600,000
8.75% due 05/15/2017 to 08/15/2020		23,150,000	35,068,844

			100,340,136

U.S. Treasury Notes - 1.66%
3.125% due 08/31/2013 (a)		5,475,000	5,862,099

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $98,581,922)			$106,202,235

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.51%

Federal Home Loan Mortgage Corp. - 1.72%
4.00% due 11/15/2019		864,735	871,664
5.00% due 12/01/2034		4,803,721	4,968,662
6.50% due 04/01/2029 to 08/01/2034		149,251	158,499
7.50% due 06/01/2010 to 05/01/2028		38,723	41,175

			6,040,000

Federal National Mortgage
Association - 2.14%
4.654% due 06/01/2013		1,135,593	1,163,723
4.918% due 02/01/2013		1,652,622	1,708,079
5.629% due 12/01/2011		1,305,550	1,379,717
5.937% due 11/01/2011		695,855	732,315
6.046% due 05/01/2012		802,382	859,287
6.094% due 10/01/2011 to 03/01/2012		1,423,526	1,512,074
6.50% due 02/01/2036		172,479	182,349
7.00% due 06/01/2029		2,137	2,304

			7,539,848

Government National Mortgage
Association - 0.50%
6.00% due 12/15/2013 to 04/15/2035		378,905	399,818
6.50% due 05/15/2009 to 02/15/2035		202,005	214,609
7.00% due 11/15/2031 to 10/15/2034		1,061,660	1,136,598
8.00% due 07/15/2030 to 10/15/2030		22,281	23,989

			1,775,014

Housing & Urban Development - 0.15%
7.498% due 08/01/2011		519,000	529,862

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,172,573)			$15,884,724

FOREIGN GOVERNMENT OBLIGATIONS - 1.09%

Brazil - 1.09%
Federative Republic of Brazil
5.875% due 01/15/2019		1,725,000	1,677,563
10.00% due 01/01/2017	BRL	5,500,000	2,179,491

			3,857,054

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,780,351)			$3,857,054

CORPORATE BONDS - 48.24%

Basic Materials - 1.54%
Agrium, Inc.
7.125% due 05/23/2036		$750,000	632,979
Airgas, Inc.
7.125% due 10/01/2018 (g)		30,000	28,800

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Alcan, Inc.
6.45% due 03/15/2011	$81,000	$78,567
ArcelorMittal
5.375% due 06/01/2013	425,000	329,889
6.125% due 06/01/2018	1,100,000	795,796
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (g)	335,000	353,886
Cytec Industries, Inc.
6.00% due 10/01/2015	1,250,000	971,778
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	35,000	33,513
8.375% due 04/01/2017	85,000	79,475
IMC Global, Inc.
7.30% due 01/15/2028	22,000	16,500
Inco, Ltd.
5.70% due 10/15/2015	217,000	192,160
International Paper Company
7.40% due 06/15/2014	1,215,000	1,002,308
Mosaic Company
7.625% due 12/01/2014 (g)	25,000	24,500
7.625% due 12/01/2016 (g)	20,000	19,600
Novelis, Inc.
7.25% due 02/15/2015	22,000	8,800
Terra Capital, Inc., Series B
7.00% due 02/01/2017	15,000	13,800
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	665,630
7.95% due 03/15/2025	260,000	192,907

		5,440,888

Communications - 7.58%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	952,922
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	647,514
8.125% due 05/01/2012	364,000	396,835
8.75% due 03/01/2031	703,000	770,950
AT&T, Inc.
5.50% due 02/01/2018	475,000	459,304
6.30% due 01/15/2038	1,000,000	878,112
Bellsouth Corp.
4.75% due 11/15/2012	973,000	989,826
British Telecommunications PLC
5.15% due 01/15/2013	780,000	723,924
8.625% due 12/15/2010	519,000	540,138
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	84,607
CanWest Media, Inc.
8.00% due 09/15/2012 ^	80,000	15,600
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	416,718
Citizens Communications Company
9.25% due 05/15/2011	83,000	84,245
Comcast Cable Communications
8.50% due 05/01/2027	556,000	579,016
Comcast Corp.
5.70% due 05/15/2018	545,000	511,184

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Cox Communications, Inc.
5.875% due 12/01/2016 (g)	$850,000	$753,771
7.125% due 10/01/2012	532,000	529,594
Cricket Communications, Inc.
9.375% due 11/01/2014	30,000	28,575
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	39,600
DirecTV Holdings LLC
6.375% due 06/15/2015	65,000	61,262
GCI, Inc.
7.25% due 02/15/2014	50,000	43,750
HSN, Inc.
11.25% due 08/01/2016 (g)	25,000	17,000
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (g)	95,000	88,112
Liberty Media Corp.
5.70% due 05/15/2013	26,000	19,301
8.25% due 02/01/2030	18,000	9,780
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	70,200
MetroPCS Wireless, Inc.
9.25% due 11/01/2014 (g)	30,000	28,950
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	546,153
9.25% due 02/01/2013	701,000	743,720
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	41,800
7.75% due 03/15/2016	15,000	11,400
Qwest Corp.
7.50% due 10/01/2014	80,000	72,800
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	402,472
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	185,348
Scholastic Corp.
5.00% due 04/15/2013	230,000	177,675
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	31,000
Sprint Capital Corp.
6.90% due 05/01/2019	15,000	10,575
Sprint Nextel Corp.
6.00% due 12/01/2016	28,000	20,020
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	746,569
Telecom Italia Capital SA
5.25% due 11/15/2013	650,000	583,723
6.00% due 09/30/2034	447,000	304,968
6.20% due 07/18/2011	1,270,000	1,247,145
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	590,829
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,698,860
6.55% due 05/01/2037	450,000	378,720
8.25% due 02/14/2014	205,000	214,287
Time Warner Companies, Inc.
7.25% due 10/15/2017	390,000	370,162
Time Warner, Inc.
7.70% due 05/01/2032	1,298,000	1,167,208

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Verizon Communications, Inc.
5.55% due 02/15/2016	$1,120,000	$1,102,002
6.40% due 02/15/2038	675,000	611,923
6.90% due 04/15/2038	600,000	580,306
8.75% due 11/01/2021	865,000	928,577
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)	1,295,000	1,296,083
Viacom, Inc.
6.125% due 10/05/2017	1,300,000	1,106,151
6.25% due 04/30/2016	757,000	664,602
6.625% due 05/15/2011	400,000	385,043
Vodafone Group PLC
7.75% due 02/15/2010	714,000	740,834

		26,701,745

Consumer, Cyclical - 1.76%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	36,400
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	117,514	101,422
Centex Corp.
7.875% due 02/01/2011	188,000	177,660
Continental Airlines, Inc., Series 071A
5.983% due 04/19/2022	15,000	11,100
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	677,978	542,382
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	444,703	351,315
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	2,725
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	26,187	14,403
CVS Caremark Corp.
6.125% due 08/15/2016	500,000	503,366
6.943% due 01/10/2030 (g)	566,610	431,978
D.R. Horton, Inc.
7.875% due 08/15/2011	545,000	520,475
9.75% due 09/15/2010	91,000	90,772
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	575,000	514,175
Dollar General Corp., PIK
11.875% due 07/15/2017	25,000	24,562
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	261,818
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,231,000	935,175
MGM Mirage, Inc.
6.00% due 10/01/2009	300,000	162,000
OED Corp./ Diamond Jo
8.75% due 04/15/2012	30,000	24,000
Pulte Homes, Inc.
8.125% due 03/01/2011	403,000	390,910
Rite Aid Corp.
10.375% due 07/15/2016	30,000	18,000
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	28,744
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	722,613	652,765

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Staples, Inc.
9.75% due 01/15/2014	$295,000	$308,824
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	94,265
Wynn Las Vegas LLC
6.625% due 12/01/2014	26,000	19,630

		6,218,866

Consumer, Non-cyclical - 6.60%
Allegiance Corp.
7.00% due 10/15/2026	87,000	75,994
Alliance One International, Inc.
11.00% due 05/15/2012	48,000	44,640
Altria Group, Inc.
9.25% due 08/06/2019	360,000	384,910
9.70% due 11/10/2018	900,000	979,650
10.20% due 02/06/2039	400,000	408,615
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,191,859
Amgen, Inc.
6.40% due 02/01/2039	545,000	523,919
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	875,000	872,463
Aramark Services, Inc.
8.50% due 02/01/2015	65,000	59,800
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	15,000
BAT International Finance PLC
9.50% due 11/15/2018 (g)	465,000	528,324
Biomet, Inc.
10.00% due 10/15/2017	10,000	9,900
Cargill, Inc.
5.60% due 09/15/2012 (g)	1,285,000	1,280,353
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	33,075
Companhia de Bebidas das Americas
8.75% due 09/15/2013	780,000	850,200
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	33,250
7.25% due 05/15/2017	10,000	9,500
Corrections Corp. of America
6.25% due 03/15/2013	30,000	28,725
6.75% due 01/31/2014	300,000	287,250
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,610
7.25% due 03/15/2015	13,000	12,496
Deluxe Corp.
7.375% due 06/01/2015	170,000	125,800
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	295,000	278,424
Elan Finance PLC
7.75% due 11/15/2011	75,000	63,000
8.875% due 12/01/2013	75,000	60,000
Erac USA Finance Company
8.00% due 01/15/2011 (g)	1,816,000	1,644,857
General Mills, Inc.
5.20% due 03/17/2015	445,000	453,588
5.65% due 02/15/2019	225,000	229,062

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
HCA, Inc.
6.375% due 01/15/2015	$15,000	$9,825
7.875% due 02/01/2011	130,000	125,775
9.625% due 11/15/2016	80,000	63,800
Hertz Corp.
8.875% due 01/01/2014	20,000	12,125
Kraft Foods, Inc.
6.125% due 02/01/2018	450,000	451,017
6.50% due 11/01/2031	1,064,000	986,994
Kroger Company
6.75% due 04/15/2012	671,000	709,937
Lender Processing Services, Inc.
8.125% due 07/01/2016	30,000	29,775
McKesson Corp.
7.50% due 02/15/2019	65,000	68,991
Medco Health Solutions, Inc.
7.125% due 03/15/2018	415,000	411,873
Miller Brewing Company
5.50% due 08/15/2013 (g)	1,145,000	1,102,812
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	114,504
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	695,000	705,649
Omnicare, Inc.
6.75% due 12/15/2013	20,000	18,150
6.875% due 12/15/2015	30,000	26,850
PepsiCo, Inc.
7.90% due 11/01/2018	500,000	614,328
Pfizer, Inc.
6.20% due 03/15/2019	1,030,000	1,097,690
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,788,491
Procter & Gamble, Series A
9.36% due 01/01/2021	806,157	1,021,256
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	425,220
6.95% due 07/01/2037	635,000	546,863
Rental Service Corp.
9.50% due 12/01/2014	35,000	17,150
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	281,460
7.30% due 07/15/2015	44,000	40,306
Roche Holdings, Inc.
6.00% due 03/01/2019	1,025,000	1,054,993
Service Corp. International
7.375% due 10/01/2014	10,000	9,300
7.625% due 10/01/2018	20,000	17,200
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	23,450
Tenet Healthcare Corp.
9.875% due 07/01/2014	80,000	62,400
Tyson Foods, Inc.
7.85% due 04/01/2016	400,000	344,598
10.50% due 03/01/2014 (g)	15,000	15,300
United Rentals North America, Inc.
6.50% due 02/15/2012	50,000	40,000
Universal Hospital Services, Inc.
8.50% due 06/01/2015	25,000	22,250

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
WellPoint, Inc.
7.00% due 02/15/2019	$485,000	$485,261

		23,242,857

Diversified - 0.01%
Capmark Financial Group, Inc.
7.80% due 05/10/2017	220,000	40,926

Energy - 2.73%
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	567,235
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	350,000	332,162
6.45% due 06/30/2033	238,000	179,250
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	400,000	344,328
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	52,975
6.625% due 01/15/2016	298,000	248,085
6.875% due 01/15/2016	5,000	4,200
7.50% due 09/15/2013	22,000	20,130
Delta Petroleum Corp.
7.00% due 04/01/2015	30,000	9,600
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	18,550
8.375% due 05/01/2016	50,000	33,875
El Paso Corp.
7.00% due 06/15/2017	30,000	25,551
12.00% due 12/12/2013	30,000	31,575
El Paso Natural Gas Company
5.95% due 04/15/2017	85,000	74,650
EnCana Corp.
5.90% due 12/01/2017	450,000	424,722
Halliburton Company
5.50% due 10/15/2010	593,000	616,272
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	10,000	7,600
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	692,000	708,170
Kinder Morgan Finance Company
5.70% due 01/05/2016	70,000	58,800
Marathon Oil Corp.
6.50% due 02/15/2014	540,000	548,251
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	952,000	985,788
Newfield Exploration Company
6.625% due 04/15/2016	25,000	22,375
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	1,850,000	1,767,233
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	72,150
7.375% due 11/01/2016	290,000	287,100
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	33,600
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	252,949	215,073
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	197,233
6.875% due 05/01/2018	35,000	25,725

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Plains Exploration & Production Company
7.75% due 06/15/2015	$35,000	$30,100
Pride International, Inc.
7.375% due 07/15/2014	35,000	34,475
Range Resources Corp.
7.50% due 05/15/2016	20,000	18,450
7.50% due 10/01/2017	10,000	9,100
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	15,000	11,025
Southwestern Energy Company
7.50% due 02/01/2018 (g)	35,000	33,775
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	690,000	687,665
Valero Energy Corp.
8.75% due 06/15/2030	403,000	389,390
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	16,500
7.25% due 05/01/2013	22,000	17,270
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	86,565
8.125% due 03/15/2012	34,000	34,510
XTO Energy, Inc.
6.75% due 08/01/2037	380,000	345,844

		9,626,927

Financial - 20.49%
ACE Capital Trust II
9.70% due 04/01/2030	752,000	583,325
ACE INA Holdings, Inc.
5.70% due 02/15/2017	160,000	145,007
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)	860,000	77,934
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	308,585
AMB Property LP
5.45% due 12/01/2010	255,000	201,331
7.50% due 06/30/2018	364,000	189,005
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	294,206
American General Finance Corp.
5.375% due 10/01/2012	346,000	139,044
Arch Western Finance LLC
6.75% due 07/01/2013	54,000	49,410
Associates Corp. of North America
8.55% due 07/15/2009	519,000	515,334
AvalonBay Communities, Inc.
5.50% due 01/15/2012	425,000	399,926
AXA Equitable Life Insurance
7.70% due 12/01/2015 (g)	680,000	661,481
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,429,479
5.42% due 03/15/2017	4,000,000	2,431,056
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	195,000	192,958
6.40% due 10/02/2017	85,000	82,726
6.95% due 08/10/2012	830,000	845,245
Brandywine Operating Partnership
5.70% due 05/01/2017	825,000	388,447

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)(g)	$480,000	$450,362
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	85,000	5,100
Canadian Oil Sands, Ltd.
7.90% due 09/01/2021 (g)	465,000	394,333
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	136,402
Capmark Financial Group, Inc.
7.375% due 05/10/2012	785,000	155,542
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	875,650
CIT Group, Inc.
5.60% due 04/27/2011	750,000	547,444
7.625% due 11/30/2012	185,000	136,166
Citigroup, Inc.
4.875% due 05/07/2015	989,000	641,775
5.50% due 08/27/2012	1,525,000	1,359,258
6.50% due 08/19/2013	1,300,000	1,194,589
6.875% due 03/05/2038	550,000	479,507
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	194,096
Developers Diversified Realty Corp.
4.625% due 08/01/2010	110,000	82,591
5.00% due 05/03/2010	45,000	34,336
Discover Financial Services
6.45% due 06/12/2017	885,000	638,573
Duke Realty Corp. LP
5.25% due 01/15/2010	480,000	462,504
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	650,262
Equity One, Inc.
6.00% due 09/15/2017	700,000	445,762
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	1,475,000	737,500
8.75% due 03/15/2010	596,000	592,302
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	725,000	439,923
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	179,000	164,238
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	592,620
First Union National Bank
6.919% due 12/15/2036	500,000	401,239
7.80% due 08/18/2010	1,500,000	1,493,847
Ford Motor Credit Company LLC
7.00% due 10/01/2013	84,000	56,168
7.375% due 10/28/2009	25,000	22,421
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (g)	10,000	10,350
General Electric Capital Corp.
4.80% due 05/01/2013	1,175,000	1,101,175
6.125% due 02/22/2011	433,000	437,765
6.75% due 03/15/2032	1,641,000	1,330,684
GMAC LLC
8.00% due 11/01/2031 (g)	61,000	29,351
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	805,000	774,806
6.15% due 04/01/2018	1,300,000	1,187,443

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Goldman Sachs Group, Inc. (continued)
6.75% due 10/01/2037	$3,540,000	$2,394,247
6.875% due 01/15/2011	692,000	699,299
HBOS PLC
6.00% due 11/01/2033 (g)	710,000	389,652
Health Care Property, Inc.
5.65% due 12/15/2013	450,000	338,728
5.95% due 09/15/2011	450,000	385,605
7.072 due 06/08/2015	433,000	321,522
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,298,000	1,205,475
Host Hotels & Resorts LP
6.875% due 11/01/2014	15,000	11,550
Host Marriott LP
7.125% due 11/01/2013	25,000	20,187
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	525,000	513,369
HSBC Holdings PLC
6.80% due 06/01/2038	1,200,000	1,020,398
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	494,634
6.375% due 03/25/2013	425,000	234,854
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	1,298,000	1,056,315
Janus Capital Group, Inc.
6.50% due 06/15/2012	305,000	193,346
JPMorgan Chase & Company
5.375% due 10/01/2012	1,050,000	1,052,020
6.00% due 01/15/2018	1,120,000	1,131,293
JPMorgan Chase Capital XV
5.875% due 03/15/2035	433,000	253,921
Kimco Realty Corp.
5.584% due 11/23/2015	410,000	242,918
Lazard Group LLC
6.85% due 06/15/2017	1,290,000	1,038,700
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	2,000,000	1,167,838
Liberty Property LP
6.625% due 10/01/2017	210,000	143,045
7.25% due 03/15/2011	725,000	648,816
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	1,800,000	1,291,333
7.75% due 05/14/2038	750,000	445,218
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	535,000	488,611
Metropolitan Life Global Mountain
4.25% due 07/30/2009 (g)	500,000	499,298
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (g)	779,000	735,191
Morgan Stanley
5.55% due 04/27/2017	285,000	253,605
6.25% due 08/28/2017	1,320,000	1,225,202
6.75% due 04/15/2011	684,000	684,527
Morgan Stanley Dean Witter
6.60% due 04/01/2012	1,285,000	1,290,777
Morgan Stanley, MTN
6.00% due 04/28/2015	600,000	566,471
6.625% due 04/01/2018	1,225,000	1,168,046

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
National Australia Bank, Ltd.
8.60% due 05/19/2010	$152,000	$155,966
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	865,000	511,115
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	136,971
NBD Bancorp
8.25% due 11/01/2024	1,730,000	1,757,149
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	995,000	894,535
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	697,000	435,532
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	865,000	642,942
Realty Income Corp.
6.75% due 08/15/2019	1,515,000	1,045,780
Regency Centers LP
7.95% due 01/15/2011	456,000	419,835
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	752,908
Republic New York Corp.
9.50% due 04/15/2014	865,000	837,135
Rouse Company LP
6.75% due 05/01/2013 (g)	40,000	11,400
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,379,000
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	450,000	442,110
Simon Property Group LP, REIT
5.30% due 05/30/2013	1,325,000	1,081,894
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	183,485
Sovereign Bank
8.75% due 05/30/2018	250,000	201,250
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	1,471,000	1,515,120
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	266,993
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	750,000	606,761
Unitrin, Inc.
6.00% due 05/15/2017	705,000	413,140
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	390,000	309,235
US Bancorp
7.50% due 06/01/2026	1,624,000	1,343,037
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	300,000	267,000
6.75% due 06/01/2010	13,000	12,967
7.125% due 06/01/2015	22,000	19,800
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	337,004
5.60% due 05/15/2015	377,000	307,791
Wachovia Corp., MTN
5.50% due 05/01/2013	880,000	811,407
WEA Finance LLC
7.125% due 04/15/2018 (g)	350,000	273,448
Wells Fargo & Company
4.95% due 10/16/2013	2,410,000	2,134,156

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Westfield Group
5.40% due 10/01/2012 (g)	$800,000	$664,992
Willis North America, Inc.
6.20% due 03/28/2017	340,000	238,315

		72,206,767

Industrial - 1.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	25,000	24,875
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	35,000	34,169
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	17,375
Avnet, Inc.
6.625% due 09/15/2016	600,000	499,749
General Electric Company
5.25% due 12/06/2017	1,125,000	1,040,411
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	15,000	6,619
Koppers, Inc.
9.875% due 10/15/2013	10,000	9,150
L-3 Communications Corp., Series B
6.375% due 10/15/2015	45,000	42,412
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	109,545
Pactiv Corp.
5.875% due 07/15/2012	360,000	342,189
Sally Holdings LLC
9.25% due 11/15/2014	10,000	9,475
Sanmina-SCI Corp.
4.07% due 06/15/2010 (b)(g)	30,000	25,275
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (g)	633,566	681,445
SPX Corp.
7.625% due 12/15/2014	30,000	28,875
Texas Industries, Inc.
7.25% due 07/15/2013	35,000	26,425
Tyco International Group SA
6.75% due 02/15/2011	300,000	302,480
Waste Management, Inc.
6.375% due 03/11/2015	375,000	375,047

		3,575,516

Technology - 0.45%
Fiserv, Inc.
6.125% due 11/20/2012	625,000	618,342
Intuit, Inc.
5.40% due 03/15/2012	315,000	296,823
Seagate Technology HDD Holdings
6.375% due 10/01/2011	5,000	3,650
6.80% due 10/01/2016	10,000	5,800
SunGard Data Systems, Inc.
9.125% due 08/15/2013	52,000	45,240
Unisys Corp.
6.875% due 03/15/2010	30,000	12,900
Xerox Corp.
5.50% due 05/15/2012	270,000	233,839
6.40% due 03/15/2016	400,000	304,985

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology (continued)
Xerox Corp. (continued)
7.20% due 04/01/2016	$70,000	$53,900

		1,575,479

Utilities - 6.07%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	500,000	447,943
Aquila, Inc.
7.95 due 02/01/2011	70,000	68,752
11.875% due 07/01/2012	30,000	31,500
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	174,961
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,324,637
CenterPoint Energy, Inc.
6.50% due 05/01/2018	165,000	138,087
CMS Energy Corp.
8.50% due 04/15/2011	26,000	26,138
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	383,054
6.15% due 03/15/2012	273,000	278,669
Dominion Resources, Inc.
6.40% due 06/15/2018	870,000	867,745
7.00% due 06/15/2038	425,000	406,177
Duke Energy Corp.
5.65% due 06/15/2013	1,300,000	1,332,636
Edison Mission Energy
7.00% due 05/15/2017	10,000	7,300
7.20% due 05/15/2019	25,000	17,375
7.75% due 06/15/2016	30,000	22,800
Electricite de France SA
6.50% due 01/26/2019 (g)	875,000	901,374
Enel Finance International SA
6.80% due 09/15/2037 (g)	1,155,000	948,700
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	561,596
Georgia Power Company
5.25% due 12/15/2015	250,000	254,413
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	15,000	13,275
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,100,000	1,104,125
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	893,489
Mirant North America LLC
7.375% due 12/31/2013	65,000	58,825
Nevada Power Company
6.50% due 08/01/2018	450,000	430,689
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	375,599
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	311,525
Northern States Power Company
6.50% due 03/01/2028	433,000	458,773
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	32,900
7.375% due 02/01/2016	20,000	18,600
7.375% due 01/15/2017	25,000	23,250

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
NSTAR
8.00% due 02/15/2010	$1,730,000	$1,798,679
Ohio Edison Company
6.875% due 07/15/2036	450,000	395,431
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	925,723
Oncor Electric Delivery Company
7.50% due 09/01/2038 (g)	395,000	374,003
PacifiCorp
6.35% due 07/15/2038	315,000	322,602
Potomac Electric Power Company
6.50% due 11/15/2037	750,000	715,379
PSEG Power LLC
8.625% due 04/15/2031	511,000	513,734
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	303,922
Reliant Energy, Inc.
6.75% due 12/15/2014	41,000	37,720
Southern California Edison Company
6.00% due 01/15/2034	649,000	647,269
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	950,000	704,075
TXU Corp., Series P
5.55% due 11/15/2014	109,000	40,557
Union Electric Company
6.40% due 06/15/2017	1,930,000	1,854,240
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	628,230
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	201,218

		21,377,689

TOTAL CORPORATE BONDS (Cost $195,542,268)		$170,007,660

MUNICIPAL BONDS - 0.93%

California - 0.37%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,300,995

Florida - 0.28%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	999,075

Indiana - 0.04%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	124,105

Maryland - 0.08%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	274,976

New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	121,309

New York - 0.13%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	445,427

TOTAL MUNICIPAL BONDS (Cost $3,150,749)		$3,265,887

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.57%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	$800,000	$692,000
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.7396% due 05/10/2045 (b)	2,500,000	1,853,221
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,492,742
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	2,594,203	2,273,677
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	1,405,000	1,097,793
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	825,000	609,867
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	1,425,000	948,127
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	763,320	763,109
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.7684% due 06/10/2046 (b)	2,000,000	1,528,056
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	1,652,175
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	790,000	742,600
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010 (g)	2,000,000	1,841,050
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	570,725	454,278
Government National Mortgage Association, Series
2006-38, Class XS
6.6937% IO due 09/16/2035 (b)	433,397	29,097
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	2,500,000	1,985,997
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8754% due 04/15/2045 (b)	2,150,000	1,621,972
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,048,496
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,164,004
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	451,346	451,066
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,295,634
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8825% due 06/15/2038 (b)	1,700,000	1,288,216

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6573% due 05/12/2039 (b)	$2,000,000	$1,446,747
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	2,095,000	1,467,199
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	684,643	684,111
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,729,469	1,710,979
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	253,092
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	48,946	48,934
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,283,928

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,276,573)		$33,728,167

ASSET BACKED SECURITIES - 1.02%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	845,000	820,345
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	900,000	479,589
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	619,618	620,284
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	1,073,630	1,038,729
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2013	387,712	419,136
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	217,000	227,134

TOTAL ASSET BACKED SECURITIES
(Cost $4,038,805)		$3,605,217

REPURCHASE AGREEMENTS - 4.14%
Bank of New York Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.24% to be
repurchased at $14,600,097 on
04/01/2009, collateralized by
$21,883,541 Federal National
Mortgage Association, 5.00% due
03/01/2035 (valued at $14,892,000
including interest)	$14,600,000	$14,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,600,000)		$14,600,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.56%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$5,491,500	$5,491,500

TOTAL SHORT TERM INVESTMENTS
(Cost $5,491,500)		$5,491,500

Total Investments (Investment Quality Bond Trust)
(Cost $377,634,741) - 101.19%		$356,642,444
Liabilities in Excess of Other Assets - (1.19)%		(4,198,361)

TOTAL NET ASSETS - 100.00%		$352,444,083

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.23%

Basic Materials - 1.22%
Alcoa, Inc.	112,100	$822,814
Celanese Corp., Series A	59,000	788,830

		1,611,644
Communications - 8.63%
AT&T, Inc.	105,000	2,646,000
Comcast Corp., Class A	264,900	3,613,236
Interpublic Group of Companies, Inc. *	262,900	1,083,148
News Corp., Class A	43,000	284,660
Omnicom Group, Inc.	59,650	1,395,810
Sprint Nextel Corp. *	390,038	1,392,436
Viacom, Inc., Class B *	58,634	1,019,059

		11,434,349
Consumer, Cyclical - 9.40%
BorgWarner, Inc.	74,962	1,521,728
Carnival Corp.	82,901	1,790,662
Coach, Inc. *	40,900	683,030
J.C. Penney Company, Inc. (a)	77,000	1,545,390
Johnson Controls, Inc.	112,319	1,347,828
Macy's, Inc.	143,500	1,277,150
PACCAR, Inc.	87,450	2,252,712
Starbucks Corp. *	183,500	2,038,685

		12,457,185
Consumer, Non-cyclical - 21.64%
Allergan, Inc.	65,574	3,131,814
Amgen, Inc. *	40,000	1,980,800
Constellation Brands, Inc., Class A *	31,700	377,230
Covidien, Ltd.	79,500	2,642,580
DaVita, Inc. *	11,600	509,820
Fortune Brands, Inc.	45,700	1,121,935
Genzyme Corp. *	39,098	2,322,030
Johnson & Johnson	60,600	3,187,560
Medco Health Solutions, Inc. *	50,900	2,104,206
Medtronic, Inc.	56,666	1,669,947
Millipore Corp. *	23,100	1,326,171
PepsiCo, Inc.	64,400	3,315,312
Pfizer, Inc.	176,800	2,408,016
Pharmaceutical Product Development, Inc.	27,700	657,044
Sysco Corp.	48,323	1,101,765

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Zimmer Holdings, Inc. *	22,400	$817,600

		28,673,830
Energy - 14.15%
Anadarko Petroleum Corp.	62,400	2,426,736
Baker Hughes, Inc.	66,000	1,884,300
Chevron Corp.	38,600	2,595,464
EOG Resources, Inc.	16,600	909,016
Halliburton Company	133,500	2,065,245
Hess Corp.	40,200	2,178,840
Marathon Oil Corp.	70,000	1,840,300
Peabody Energy Corp.	80,100	2,005,704
Ultra Petroleum Corp. *	57,300	2,056,497
Williams Companies, Inc.	69,800	794,324

		18,756,426
Financial - 8.55%
ACE, Ltd.	50,000	2,020,000
AFLAC, Inc.	29,900	578,864
Bank of New York Mellon Corp.	85,776	2,423,172
City National Corp. (a)	21,100	712,547
Discover Financial Services	151,643	956,868
MetLife, Inc.	30,300	689,931
Morgan Stanley	105,287	2,397,385
Principal Financial Group, Inc.	75,000	613,500
Wells Fargo & Company	65,522	933,033

		11,325,300
Industrial - 9.88%
Burlington Northern Santa Fe Corp.	24,250	1,458,638
FedEx Corp.	55,317	2,461,053
General Electric Company	280,700	2,837,877
Illinois Tool Works, Inc.	94,952	2,929,269
KLA-Tencor Corp.	44,000	880,000
Pall Corp.	54,800	1,119,564
Ryder Systems, Inc.	41,000	1,160,710
Waters Corp. *	6,800	251,260

		13,098,371
Technology - 17.28%
Analog Devices, Inc.	7,300	140,671
Apple, Inc. *	35,600	3,742,272
Broadcom Corp., Class A *	122,100	2,439,558
Intel Corp.	340,200	5,120,010
Intersil Corp., Class A	64,100	737,150
Intuit, Inc. *	83,000	2,241,000
Marvell Technology Group, Ltd. *	147,600	1,352,016
Microsoft Corp.	191,100	3,510,507
National Semiconductor Corp.	59,500	611,065
Seagate Technology	160,000	961,600
VMware, Inc. Class A *	86,400	2,040,768

		22,896,617
Utilities - 5.48%
American Electric Power Company, Inc.	50,657	1,279,596
Dynegy, Inc., Class A *	133,200	187,812
Exelon Corp.	65,787	2,986,072
Pepco Holdings, Inc.	39,319	490,701

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Sempra Energy	49,986	$2,311,352

		7,255,533

TOTAL COMMON STOCKS (Cost $179,710,411)		$127,509,255

INVESTMENT COMPANIES - 1.39%

Investment Companies - 1.39%
SPDR Trust Series 1	23,200	1,843,008

TOTAL INVESTMENT COMPANIES (Cost $1,807,353)		$1,843,008

SHORT TERM INVESTMENTS - 0.60%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$788,000	$788,000

TOTAL SHORT TERM INVESTMENTS
(Cost $788,000)		$788,000

REPURCHASE AGREEMENTS - 1.70%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$2,257,006 on 04/01/2009,
collateralized by $2,080,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $2,306,200 including
interest)	$2,257,000 $	$2,257,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,257,000)	$	$2,257,000

Total Investments (Large Cap Trust)
(Cost $184,562,764) - 99.92%		$132,397,263
Other Assets in Excess of Liabilities - 0.08%		101,871

TOTAL NET ASSETS - 100.00%		$132,499,134

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.85%

Basic Materials - 4.58%
Dow Chemical Company (a)	337,000	$2,840,910
Eli Lilly & Company	151,000	5,044,910
Reliance Steel & Aluminum Company	91,000	2,396,030
United States Steel Corp. (a)	117,000	2,472,210

		12,754,060
Communications - 7.90%
AT&T, Inc.	243,000	6,123,600
McAfee, Inc. *	62,000	2,077,000
Sprint Nextel Corp. *	522,000	1,863,540
Tellabs, Inc. *	573,000	2,624,340
Verizon Communications, Inc.	309,000	9,331,800

		22,020,280
Consumer, Cyclical - 8.56%
BJ's Wholesale Club, Inc. * (a)	75,000	2,399,250

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Dollar Tree, Inc. *	39,000	$1,737,450
Hasbro, Inc.	99,000	2,481,930
Ingram Micro, Inc., Class A *	237,000	2,995,680
Lennar Corp., Class A	44,000	330,440
McDonald's Corp.	52,000	2,837,640
Pulte Homes, Inc.	283,000	3,093,190
RadioShack Corp.	241,000	2,065,370
The Gap, Inc.	236,000	3,065,640
Toll Brothers, Inc. *	156,000	2,832,960

		23,839,550
Consumer, Non-cyclical - 24.54%
AmerisourceBergen Corp.	89,000	2,906,740
Amgen, Inc. *	140,000	6,932,800
Archer-Daniels-Midland Company	148,000	4,111,440
Bristol-Myers Squibb Company	150,000	3,288,000
Community Health Systems, Inc. *	125,000	1,917,500
Convergys Corp. *	111,000	896,880
Health Net, Inc. *	179,000	2,591,920
Hershey Company	40,000	1,390,000
Johnson & Johnson	212,000	11,151,200
Kroger Company	145,000	3,076,900
McKesson Corp.	72,000	2,522,880
Merck & Company, Inc.	220,000	5,885,000
Pfizer, Inc.	716,000	9,751,920
Procter & Gamble Company	28,000	1,318,520
Safeway, Inc.	69,000	1,393,110
United Rentals, Inc. *	182,000	766,220
UnitedHealth Group, Inc.	194,000	4,060,420
WellPoint, Inc. *	116,000	4,404,520

		68,365,970
Energy - 25.26%
Anadarko Petroleum Corp.	101,000	3,927,890
Chevron Corp.	198,000	13,313,520
ConocoPhillips Company	188,000	7,362,080
ENSCO International, Inc.	89,000	2,349,600
Exxon Mobil Corp.	349,000	23,766,900
Marathon Oil Corp.	158,000	4,153,820
Occidental Petroleum Corp.	49,000	2,726,850
Rowan Companies, Inc. (a)	171,000	2,046,870
Sunoco, Inc.	84,000	2,224,320
Tesoro Corp.	159,000	2,141,730
Tidewater, Inc.	76,000	2,821,880
Valero Energy Corp.	197,000	3,526,300

		70,361,760
Financial - 11.48%
Aetna, Inc.	125,000	3,041,250
BB&T Corp.	199,000	3,367,080
Capital One Financial Corp.	136,000	1,664,640
Chubb Corp.	96,000	4,062,720
Everest Re Group, Ltd.	10,000	708,000
HCC Insurance Holdings, Inc.	119,000	2,997,610
JPMorgan Chase & Company	74,000	1,966,920
Lincoln National Corp.	166,000	1,110,540
PartnerRe, Ltd.	47,000	2,917,290
RenaissanceRe Holdings, Ltd.	25,000	1,236,000

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
The Travelers Companies, Inc.	118,000	$4,795,520
Unum Group	137,000	1,712,500
W.R. Berkley Corp.	106,000	2,390,300

		31,970,370
Industrial - 7.84%
Arrow Electronics, Inc. *	156,000	2,973,360
CSX Corp.	77,000	1,990,450
General Dynamics Corp.	79,000	3,285,610
General Electric Company	273,000	2,760,030
Norfolk Southern Corp.	102,000	3,442,500
Northrop Grumman Corp.	82,000	3,578,480
Raytheon Company	75,000	2,920,500
Ryder Systems, Inc.	32,000	905,920

		21,856,850
Technology - 7.99%
Agilent Technologies, Inc. *	75,000	1,152,750
BMC Software, Inc. *	57,665	1,902,945
Computer Sciences Corp. *	82,000	3,020,880
Compuware Corp. *	279,000	1,838,610
EMC Corp. *	293,000	3,340,200
L-3 Communications Holdings, Inc.	39,000	2,644,200
Novellus Systems, Inc. *	135,000	2,245,050
Oracle Corp. *	112,739	2,037,194
QLogic Corp. *	56,000	622,720
Western Digital Corp. *	119,000	2,301,460
Xerox Corp.	256,000	1,164,800

		22,270,809
Utilities - 0.70%
Edison International	68,000	1,959,080

TOTAL COMMON STOCKS (Cost $356,748,561)	$	$275,398,729

SHORT TERM INVESTMENTS - 2.18%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$6,077,000	$6,077,000

TOTAL SHORT TERM INVESTMENTS
(Cost $6,077,000)		$6,077,000

REPURCHASE AGREEMENTS - 0.87%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$2,406,007 on 04/01/2009,
collateralized by $2,335,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $2,455,720 including
interest)	$2,406,000	$2,406,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,406,000)		$2,406,000

Total Investments (Large Cap Value Trust)
(Cost $365,231,561) - 101.90%		$283,881,729
Liabilities in Excess of Other Assets - (1.90)%		(5,289,072)

TOTAL NET ASSETS - 100.00%		$278,592,657

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
JOHN HANCOCK TRUST (k)
500 Index (MFC Global U.S.A.) (m)	5,359,029	$36,977,301
All Cap Core (Deutsche)	341,631	3,597,371
All Cap Value (Lord Abbett)	590,809	3,030,850
Alpha Opportunities Trust (Wellington)	614,416	6,260,894
Blue Chip Growth (T. Rowe Price)	1,450,250	17,577,027
Capital Appreciation (Jennison)	1,820,154	11,321,359
Emerging Markets Value (DFA)	1,279,261	8,468,707
Equity-Income (T. Rowe Price)	622,797	5,231,496
Fundamental Value (Davis)	1,092,541	9,352,155
Growth Equity (Rainier)	1,198,904	8,632,112
International Core (GMO)	2,417,501	16,463,178
International Equity Index B (SSgA)	289,387	2,844,676
International Opportunities (Marsico)	2,176,377	16,431,643
International Small Cap (Templeton)	1,336,286	6,828,424
International Small Company (DFA)	1,232,833	6,891,536
International Value (Templeton)	2,098,111	16,617,042
Large Cap (UBS)	293,484	2,192,323
Large Cap Value (BlackRock)	413,364	4,939,695
Mid Cap Index (MFC Global U.S.A.) (m)	1,066,450	10,387,225
Mid Cap Intersection (Wellington)	1,121,239	6,705,012
Mid Cap Stock (Wellington)	608,680	4,839,007
Mid Cap Value Equity (RiverSource)	429,540	2,886,512
Mid Value (T. Rowe Price)	618,430	3,840,447
Natural Resources (Wellington)	1,217,375	8,180,760
Optimized Value (MFC Global U.S.A.) (m)	822,404	5,181,148
Overseas Equity (Capital Guardian)	845,557	5,453,840
Small Cap Growth (Wellington)	548,705	3,045,314
Small Cap Index (MFC Global U.S.A.) (m)	1,277,875	9,929,088
Small Cap Intrinsic Value (MFC Global U.S.) (m)	1,096,403	5,295,626
Small Company Value (T. Rowe Price)	533,371	5,813,743
Smaller Company Growth Trust (MFC Global
U.S.) * (m)	591,397	5,925,796
U.S. Multi Sector (GMO)	925,920	7,953,655
Value & Restructuring (Columbia)	689,290	5,211,030
Vista (American Century)	554,037	4,714,857

TOTAL INVESTMENT COMPANIES (Cost $472,717,481)		279,020,849

Total Investments (Lifestyle Aggressive Trust)
(Cost $472,717,481) - 100.02%		279,020,849
Liabilities in Excess of Other Assets - (0.02)%		(48,877)

TOTAL NET ASSETS - 100.00%		278,971,972

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (k)
500 Index (MFC Global U.S.A.) (m)	140,567,097	$969,912,967
Active Bond (MFC Global U.S./Declaration) (m)	25,981,226	206,290,932
All Cap Core (Deutsche)	7,831,752	82,468,347
Alpha Opportunities Trust (Wellington)	16,091,708	163,974,500
Blue Chip Growth (T. Rowe Price)	11,782,809	142,807,651
Capital Appreciation (Jennison)	23,426,817	145,714,799
Core Bond (Wells Capital)	14,006,134	176,617,351

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (k)
Emerging Markets Value (DFA)	30,922,833	$204,709,152
Equity-Income (T. Rowe Price)	29,531,925	248,068,166
Floating Rate Income (WAMCO)	16,396,310	166,914,434
Fundamental Value (Davis)	29,193,456	249,895,985
Global Bond (PIMCO)	11,592,355	159,394,887
Global Real Estate (Deutsche)	16,082,567	77,357,149
Growth Equity (Rainier)	20,083,209	144,599,108
High Income (MFC Global U.S.) (m)	28,862,602	167,980,346
High Yield (WAMCO)	115,369,460	689,909,372
International Core (GMO)	24,078,488	163,974,500
International Equity Index A (SSgA)	24,900,780	259,964,140
International Equity Index B (SSgA)	2,489,730	24,474,041
International Opportunities (Marsico)	15,566,819	117,529,483
International Small Cap (Templeton)	4,145,599	21,184,012
International Small Company (DFA)	4,211,969	23,544,904
International Value (Templeton)	14,912,236	118,104,913
Large Cap Value (BlackRock)	5,829,247	69,659,501
Mid Cap Index (MFC Global U.S.A.) (m)	13,105,403	127,646,624
Mid Cap Stock (Wellington)	8,063,834	64,107,480
Mid Cap Value Equity (RiverSource)	6,100,242	40,993,625
Mid Value (T. Rowe Price)	9,901,842	61,490,438
Natural Resources (Wellington)	5,382,364	36,169,489
Optimized Value (MFC Global U.S.A.) (m)	9,760,387	61,490,438
Real Estate Equity (T. Rowe Price)	1,841,263	6,665,370
Real Return Bond (PIMCO)	35,170,844	432,249,678
Small Cap Growth (Wellington)	5,170,367	28,695,538
Small Cap Index (MFC Global U.S.A.) (m)	10,551,770	81,987,250
Small Cap Value (Wellington)	3,749,080	37,340,836
Small Company Growth (AIM)	2,750,752	24,179,113
Small Company Value (T. Rowe Price)	4,068,156	44,342,905
Smaller Company Growth Trust (MFC Global
U.S.) (m)	3,030,323	30,363,840
Spectrum Income (T. Rowe Price)	44,010,130	487,632,245
Strategic Bond (WAMCO)	22,071,143	184,073,335
Strategic Income (MFC Global U.S.) (m)	23,455,606	265,517,459
Total Bond Market A (Declaration) (m)	23,276,874	311,211,801
Total Return (PIMCO)	43,015,317	581,136,939
U.S. High Yield Bond (Wells Capital)	24,307,036	239,667,377
U.S. Multi Sector (GMO)	28,633,498	245,961,750
Value & Restructuring (Columbia)	7,966,507	60,226,792
Vista (American Century)	4,817,112	40,993,625

TOTAL INVESTMENT COMPANIES (Cost $10,411,375,738)		$8,289,194,587

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.01%
JOHN HANCOCK TRUST (k)
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,330,004 on 04/01/2009,
collateralized by $1,340,000
Federal Home Loan Bank, 2.73%
due 06/10/2009 (valued at
$1,357,018, including interest)	$1,330,000	$1,330,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,330,000)		$1,330,000

Total Investments (Lifestyle Balanced Trust)
(Cost $10,412,705,738) - 100.01%		$8,290,524,587
Liabilities in Excess of Other Assets - (0.01)%		(1,012,254)

TOTAL NET ASSETS - 100.00%		$8,289,512,333

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (k)
500 Index (MFC Global U.S.A.) (m)	12,696,994	$87,609,260
Active Bond (MFC Global U.S./Declaration) (m)	19,145,554	152,015,702
Blue Chip Growth (T. Rowe Price)	3,427,858	41,545,641
Core Bond (Wells Capital)	2,736,468	34,506,865
Equity-Income (T. Rowe Price)	4,974,991	41,789,926
Floating Rate Income (WAMCO)	7,233,482	73,636,847
Fundamental Value (Davis)	2,862,152	24,500,023
Global Bond (PIMCO)	7,186,323	98,811,938
Global Real Estate (Deutsche)	4,523,809	21,759,520
High Income (MFC Global U.S.) (m)	4,021,190	23,403,328
High Yield (WAMCO)	12,579,834	75,227,410
International Core (GMO)	2,513,612	17,117,699
International Equity Index A (SSgA)	1,255,174	13,104,020
International Equity Index B (SSgA)	643,286	6,323,498
International Opportunities (Marsico)	1,724,806	13,022,286
International Value (Templeton)	1,463,578	11,591,535
Investment Quality Bond (Wellington)	4,731,266	48,779,352
Mid Cap Index (MFC Global U.S.A.) (m)	2,675,136	26,055,821
Real Estate Equity (T. Rowe Price)	696,602	2,521,701
Real Return Bond (PIMCO)	4,122,073	50,660,277
Short Term Government Income (MFC Global
U.S.) (m)	1,060,790	13,365,955
Small Cap Index (MFC Global U.S.A.) (m)	2,752,448	21,386,522
Spectrum Income (T. Rowe Price)	13,807,884	152,991,349
Strategic Bond (WAMCO)	8,499,431	70,885,252
Strategic Income (MFC Global U.S.) (m)	6,144,793	69,559,062
Total Bond Market A (Declaration) (m)	14,895,620	199,154,442
Total Return (PIMCO)	12,803,565	172,976,165
U.S. Government Securities (WAMCO)	7,016,966	86,449,020
U.S. High Yield Bond (Wells Capital)	7,254,895	71,533,263

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (k)
U.S. Multi Sector (GMO)	3,018,794	$25,931,438

TOTAL INVESTMENT COMPANIES (Cost $1,908,009,953)		$1,748,215,117

Total Investments (Lifestyle Conservative Trust)
(Cost $1,908,009,953) - 100.00%		$1,748,215,117
Liabilities in Excess of Other Assets - 0.00%		(83,705)

TOTAL NET ASSETS - 100.00%		$1,748,131,412

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (k)
500 Index (MFC Global U.S.A.) (m)	222,776,744	$1,537,159,531
Active Bond (MFC Global U.S./Declaration) (m)	5,907,407	46,904,811
All Cap Core (Deutsche)	9,619,035	101,288,435
Alpha Opportunities Trust (Wellington)	22,054,809	224,738,506
Blue Chip Growth (T. Rowe Price)	18,320,367	222,042,851
Capital Appreciation (Jennison)	38,157,829	237,341,694
Emerging Markets Value (DFA)	43,152,515	285,669,651
Equity-Income (T. Rowe Price)	39,542,580	332,157,672
Floating Rate Income (WAMCO)	30,909,924	314,663,029
Fundamental Value (Davis)	40,302,086	344,985,860
Global Bond (PIMCO)	8,160,464	112,206,386
Global Real Estate (Deutsche)	12,337,758	59,344,616
Growth Equity (Rainier)	31,224,773	224,818,366
High Income (MFC Global U.S.) (m)	19,909,359	115,872,469
High Yield (WAMCO)	75,496,314	451,467,959
International Core (GMO)	33,002,600	224,747,708
International Equity Index A (SSgA)	49,417,420	515,917,868
International Equity Index B (SSgA)	5,442,855	53,503,260
International Opportunities (Marsico)	23,079,867	174,252,997
International Small Cap (Templeton)	5,038,885	25,748,703
International Small Company (DFA)	10,477,483	58,569,129
International Value (Templeton)	22,157,329	175,486,049
Large Cap (UBS)	14,108	105,387
Large Cap Value (BlackRock)	9,457,381	113,015,703
Mid Cap Index (MFC Global U.S.A.) (m)	18,543,191	180,610,680
Mid Cap Intersection (Wellington)	128,640	769,270
Mid Cap Stock (Wellington)	11,372,649	90,412,562
Mid Cap Value Equity (RiverSource)	6,585,473	44,254,376
Mid Value (T. Rowe Price)	14,524,247	90,195,572
Natural Resources (Wellington)	7,610,156	51,140,246
Optimized Value (MFC Global U.S.A.) (m)	19,005,511	119,734,717
Overseas Equity (Capital Guardian)	243,565	1,570,991
Real Estate Equity (T. Rowe Price)	3,165,957	11,460,763
Real Return Bond (PIMCO)	32,778,979	402,853,657
Small Cap Growth (Wellington)	7,026,792	38,998,696
Small Cap Index (MFC Global U.S.A.) (m)	17,466,289	135,713,063
Small Cap Intrinsic Value (MFC Global U.S.) (m)	4,015,941	19,396,997
Small Cap Opportunities (Munder)	4,854,228	46,357,876
Small Cap Value (Wellington)	4,560,508	45,422,656
Small Company Growth (AIM)	3,960,012	34,808,507
Small Company Value (T. Rowe Price)	6,150,381	67,039,154

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (k)
Smaller Company Growth Trust (MFC Global
U.S.) (m)	4,633,829	$46,430,963
Spectrum Income (T. Rowe Price)	22,223,550	246,236,939
Strategic Bond (WAMCO)	15,352,749	128,041,928
Strategic Income (MFC Global U.S.) (m)	11,165,472	126,393,148
Total Bond Market A (Declaration) (m)	3,013,533	40,290,930
Total Return (PIMCO)	38,786,871	524,010,621
U.S. High Yield Bond (Wells Capital)	13,278,862	130,929,581
U.S. Multi Sector (GMO)	39,008,968	335,087,039
Value & Restructuring (Columbia)	14,604,045	110,406,580
Vista (American Century)	5,298,981	45,094,326

TOTAL INVESTMENT COMPANIES (Cost $12,000,674,131) $		9,065,670,478

Total Investments (Lifestyle Growth Trust)
(Cost $12,000,674,131) - 100.01%		$9,065,670,478
Liabilities in Excess of Other Assets - (0.01)%		(665,384)

TOTAL NET ASSETS - 100.00%		$9,065,005,094

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (k)
500 Index (MFC Global U.S.A.) (m)	30,517,073	$210,567,802
Active Bond (MFC Global U.S./Declaration) (m)	21,660,852	171,987,166
Alpha Opportunities Trust (Wellington)	2,119,638	21,599,108
Blue Chip Growth (T. Rowe Price)	4,288,785	51,980,068
Capital Appreciation (Jennison)	8,697,793	54,100,272
Core Bond (Wells Capital)	3,628,322	45,753,135
Equity-Income (T. Rowe Price)	7,736,468	64,986,334
Floating Rate Income (WAMCO)	6,123,348	62,335,687
Fundamental Value (Davis)	4,906,372	41,998,545
Global Bond (PIMCO)	5,531,891	76,063,503
Global Real Estate (Deutsche)	1,783,086	8,576,642
High Income (MFC Global U.S.) (m)	11,024,948	64,165,199
High Yield (WAMCO)	15,959,890	95,440,141
International Core (GMO)	7,778,002	52,968,192
International Equity Index A (SSgA)	6,035,544	63,011,078
International Equity Index B (SSgA)	3,012,913	29,616,935
International Opportunities (Marsico)	4,148,658	31,322,365
International Value (Templeton)	3,874,705	30,687,666
Investment Quality Bond (Wellington)	3,676,672	37,906,491
Large Cap Value (BlackRock)	1,807,457	21,599,108
Mid Cap Index (MFC Global U.S.A.) (m)	2,693,418	26,233,896
Mid Cap Stock (Wellington)	2,445,182	19,439,197
Mid Value (T. Rowe Price)	3,130,305	19,439,197
Real Return Bond (PIMCO)	5,120,616	62,932,374
Small Cap Growth (Wellington)	1,167,519	6,479,732
Small Cap Index (MFC Global U.S.A.) (m)	2,153,106	16,729,634
Small Cap Value (Wellington)	867,434	8,639,643
Small Company Growth (AIM)	601,268	5,285,145
Small Company Value (T. Rowe Price)	857,184	9,343,304
Smaller Company Growth Trust (MFC Global
U.S.) (m)	656,788	6,581,015

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (k)
Spectrum Income (T. Rowe Price)	16,016,806	$177,466,208
Strategic Bond (WAMCO)	8,056,591	67,191,972
Strategic Income (MFC Global U.S.) (m)	5,979,781	67,691,122
Total Bond Market A (Declaration) (m)	8,682,612	116,086,520
Total Return (PIMCO)	10,448,542	141,159,806
U.S. High Yield Bond (Wells Capital)	10,786,248	106,352,407
U.S. Multi Sector (GMO)	5,028,896	43,198,216
Value & Restructuring (Columbia)	2,873,215	21,721,506

TOTAL INVESTMENT COMPANIES (Cost $2,640,166,134)		2,158,636,331

Total Investments (Lifestyle Moderate Trust)
(Cost $2,640,166,134) - 100.01%		2,158,636,331
Liabilities in Excess of Other Assets - (0.01)%		(147,438)

TOTAL NET ASSETS - 100.00%		2,158,488,893

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.92%

Basic Materials - 5.03%
Airgas, Inc.	91,830	$3,104,772
Albemarle Corp.	103,187	2,246,381
Ashland, Inc.	74,879	773,500
Cabot Corp.	73,835	776,006
Carpenter Technology Corp.	49,756	702,555
Cliffs Natural Resources, Inc. (a)	128,198	2,328,076
Cytec Industries, Inc.	53,249	799,800
FMC Corp.	81,881	3,532,346
Louisiana-Pacific Corp.	103,073	229,853
Lubrizol Corp.	76,582	2,604,554
Minerals Technologies, Inc.	21,109	676,543
Olin Corp.	87,566	1,249,567
Potlatch Corp.	44,877	1,040,698
Rayonier, Inc.	89,169	2,694,687
Reliance Steel & Aluminum Company	72,025	1,896,418
RPM International, Inc.	145,006	1,845,926
Sensient Technologies Corp.	54,908	1,290,338
Steel Dynamics, Inc.	182,907	1,611,411
Temple-Inland, Inc.	120,268	645,839
Terra Industries, Inc.	112,586	3,162,541
Valspar Corp.	112,951	2,255,631

		35,467,442
Communications - 3.26%
3Com Corp. *	436,743	1,349,536
ADC Telecommunications, Inc. *	109,096	478,932
ADTRAN, Inc.	61,675	999,752
Avocent Corp. *	51,703	627,675
Belo Corp., Class A	101,107	61,675
Cincinnati Bell, Inc. *	257,330	591,859
CommScope, Inc. *	81,951	930,964
Digital River, Inc. *	41,821	1,247,102
F5 Networks, Inc. *	89,653	1,878,230
Harte-Hanks, Inc.	43,012	230,114

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
John Wiley & Sons, Inc., Class A	48,005	$1,429,589
Lamar Advertising Company, Class A * (a)	85,772	836,277
NeuStar, Inc., Class A * (a)	83,823	1,404,035
Plantronics, Inc.	54,954	663,295
Polycom, Inc. *	94,382	1,452,539
Priceline.com, Inc. * (a)	46,277	3,645,702
RF Micro Devices, Inc. *	297,419	395,567
Syniverse Holdings, Inc. *	58,745	925,821
Telephone & Data Systems, Inc.	114,028	3,022,882
ValueClick, Inc. *	97,961	833,648

		23,005,194
Consumer, Cyclical - 12.93%
99 Cents Only Stores *	52,922	488,999
Advance Auto Parts, Inc.	107,277	4,406,939
Aeropostale, Inc. *	75,452	2,004,005
Airtran Holdings, Inc. *	134,964	614,086
Alaska Air Group, Inc. *	40,985	720,106
American Eagle Outfitters, Inc.	232,806	2,849,545
AnnTaylor Stores Corp. *	64,654	336,201
Barnes & Noble, Inc. (a)	41,842	894,582
BJ's Wholesale Club, Inc. * (a)	66,406	2,124,328
Bob Evans Farms, Inc.	34,664	777,167
BorgWarner, Inc. (a)	130,464	2,648,419
Boyd Gaming Corp. (a)	63,689	237,560
Brinker International, Inc.	115,056	1,737,346
Callaway Golf Company	72,791	522,639
CarMax, Inc. * (a)	248,883	3,096,105
Chico's FAS, Inc. *	200,204	1,075,096
Chipotle Mexican Grill, Inc., Class A * (a)	37,127	2,464,490
Coldwater Creek, Inc. *	53,545	134,398
Collective Brands, Inc. *	72,000	701,280
Copart, Inc. *	71,468	2,119,741
Dick's Sporting Goods, Inc. *	96,078	1,371,033
Dollar Tree, Inc. *	102,332	4,558,891
DreamWorks Animation SKG, Inc., Class A *	86,777	1,877,854
Foot Locker, Inc.	174,938	1,833,350
Guess?, Inc.	68,081	1,435,148
Hanesbrands, Inc. *	105,670	1,011,262
Herman Miller, Inc.	60,618	646,188
HNI Corp. (a)	50,052	520,541
Ingram Micro, Inc., Class A *	182,399	2,305,523
International Speedway Corp., Class A	31,353	691,647
J. Crew Group, Inc. * (a)	58,561	771,834
JetBlue Airways Corp. *	207,554	757,572
LIFE TIME FITNESS, Inc. * (a)	39,364	494,412
LKQ Corp. *	158,017	2,254,903
M.D.C. Holdings, Inc.	41,630	1,296,358
Macrovision Solutions Corp. *	92,355	1,642,995
Marvel Entertainment, Inc. *	55,170	1,464,764
Mohawk Industries, Inc. * (a)	63,376	1,893,041
MSC Industrial Direct Company, Inc., Class A (a)	50,623	1,572,857
NVR, Inc. *	6,443	2,755,993
Oshkosh Corp.	84,051	566,504
Owens & Minor, Inc.	46,724	1,547,966
Panera Bread Company, Class A * (a)	34,901	1,950,966
PetSmart, Inc.	143,546	3,008,724

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Phillips-Van Heusen Corp.	58,131	$1,318,411
Regis Corp.	48,797	705,117
Ross Stores, Inc.	146,101	5,242,104
Ryland Group, Inc.	48,414	806,577
Saks, Inc. *	160,432	300,008
Scholastic Corp.	29,286	441,340
Scientific Games Corp., Class A *	73,417	889,080
Tech Data Corp. *	56,482	1,230,178
The Cheesecake Factory, Inc. *	67,489	772,749
Thor Industries, Inc.	40,068	625,862
Timberland Company, Class A *	51,963	620,438
Toll Brothers, Inc. *	146,534	2,661,057
Under Armour, Inc., Class A * (a)	41,220	677,245
Urban Outfitters, Inc. *	128,780	2,108,129
Warnaco Group, Inc. *	52,652	1,263,648
Wendy's/Arby's Group, Inc.	472,126	2,374,794
Williams-Sonoma, Inc. (a)	97,842	986,247

		91,206,342
Consumer, Non-cyclical - 22.53%
Affymetrix, Inc. *	79,821	261,015
Alberto-Culver Company	96,336	2,178,157
Alliance Data Systems Corp. * (a)	67,310	2,487,104
American Greetings Corp., Class A	51,283	259,492
Beckman Coulter, Inc.	71,346	3,639,359
Bio-Rad Laboratories, Inc., Class A *	21,599	1,423,374
Blyth, Inc.	6,827	178,389
Career Education Corp. * (a)	83,107	1,991,244
Charles River Laboratories International, Inc. *	75,421	2,052,205
Church & Dwight, Inc.	79,205	4,136,877
Community Health Systems, Inc. *	103,334	1,585,144
Corinthian Colleges, Inc. * (a)	97,361	1,893,671
Corn Products International, Inc.	84,403	1,789,344
Corporate Executive Board Company	38,444	557,438
Corrections Corp. of America *	135,472	1,735,396
Covance, Inc. *	71,540	2,548,970
Deluxe Corp.	57,787	556,489
DeVry, Inc.	69,548	3,350,823
Edwards Lifesciences Corp. *	63,096	3,825,510
Endo Pharmaceutical Holdings, Inc. *	131,788	2,330,012
Flowers Foods, Inc.	89,313	2,097,069
FTI Consulting, Inc. *	57,723	2,856,134
Gartner Group, Inc., Class A *	66,791	735,369
Gen-Probe, Inc. *	59,101	2,693,824
Global Payments, Inc.	90,704	3,030,421
Hansen Natural Corp. *	81,668	2,940,048
Health Management Associates, Inc., Class A *	278,483	718,486
Health Net, Inc. *	117,110	1,695,753
Henry Schein, Inc. *	100,907	4,037,289
Hewitt Associates, Inc., Class A *	94,347	2,807,767
Hill-Rom Holdings, Inc.	70,662	698,847
Hologic, Inc. *	289,462	3,789,058
IDEXX Laboratories, Inc. * (a)	66,770	2,308,907
Immucor, Inc. *	79,444	1,998,017
ITT Educational Services, Inc. * (a)	35,510	4,311,624
Kelly Services, Inc., Class A	31,023	249,735
Kindred Healthcare, Inc. *	33,830	505,758

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Kinetic Concepts, Inc. * (a)	62,118	$1,311,932
Korn/Ferry International *	50,531	457,811
Lender Processing Services, Inc.	94,672	2,897,910
LifePoint Hospitals, Inc. * (a)	58,827	1,227,131
Lincare Holdings, Inc. *	84,007	1,831,353
Manpower, Inc.	88,480	2,789,774
Masimo Corp. *	54,442	1,577,729
Medicis Pharmaceutical Corp., Class A	64,053	792,336
MPS Group, Inc. *	102,560	610,232
Navigant Consulting Company *	53,413	698,108
NBTY, Inc. *	61,909	871,679
Netflix, Inc. * (a)	47,050	2,019,386
Omnicare, Inc.	117,735	2,883,330
OSI Pharmaceuticals, Inc. *	65,406	2,502,434
PepsiAmericas, Inc.	64,701	1,116,092
Perrigo Company	87,678	2,177,045
Pharmaceutical Product Development, Inc.	133,069	3,156,397
Psychiatric Solutions, Inc. * (a)	63,176	993,758
Quanta Services, Inc. *	220,173	4,722,711
Ralcorp Holdings, Inc. *	63,874	3,441,531
Rent-A-Center, Inc. *	74,515	1,443,355
ResMed, Inc. *	85,687	3,028,179
Rollins, Inc.	46,515	797,732
Ruddick Corp.	44,368	996,062
SAIC, Inc. *	228,926	4,274,048
Sepracor, Inc. *	123,279	1,807,270
Service Corp. International	288,635	1,007,336
Smithfield Foods, Inc. * (a)	134,178	1,269,324
Sotheby's (a)	75,755	681,795
STERIS Corp.	65,988	1,536,201
Strayer Education, Inc. (a)	15,910	2,861,732
Techne Corp.	42,334	2,316,093
The Scotts Company, Class A	49,593	1,720,877
Thoratec Corp. *	63,703	1,636,530
Tootsie Roll Industries, Inc. (a)	30,074	653,207
Tupperware Brands Corp.	70,644	1,200,242
United Rentals, Inc. *	67,633	284,735
United Therapeutics Corp. *	26,270	1,736,184
Universal Corp.	28,216	844,223
Universal Health Services, Inc., Class B	55,860	2,141,672
Valeant Pharmaceuticals International * (a)	92,799	1,650,894
VCA Antech, Inc. *	95,655	2,157,020
Vertex Pharmaceuticals, Inc. *	195,271	5,610,136
Watson Wyatt Worldwide, Inc., Class A	48,059	2,372,673
WellCare Health Plans, Inc. *	47,693	536,546

		158,896,864
Energy - 6.12%
Arch Coal, Inc.	161,325	2,156,915
Bill Barrett Corp. *	41,790	929,410
Cimarex Energy Company (a)	94,121	1,729,944
Comstock Resources, Inc. *	52,445	1,562,861
Denbury Resources, Inc. *	280,514	4,168,438
Encore Aquisition Company *	58,516	1,361,667
Exterran Holdings, Inc. * (a)	69,634	1,115,537
Forest Oil Corp. *	109,575	1,440,911
Frontier Oil Corp.	117,349	1,500,894

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Helix Energy Solutions Group, Inc. *	111,102	$571,064
Helmerich & Payne, Inc. (a)	118,930	2,708,036
Mariner Energy, Inc. *	101,695	788,136
National Fuel Gas Company	89,791	2,753,890
Newfield Exploration Company *	149,956	3,404,001
Oceaneering International, Inc. *	61,684	2,274,289
Patriot Coal Corp. * (a)	72,356	268,441
Patterson-UTI Energy, Inc.	172,884	1,549,041
Plains Exploration & Production Company *	121,505	2,093,531
Pride International, Inc. *	196,008	3,524,224
Quicksilver Resources, Inc. * (a)	127,676	707,325
Southern Union Company	140,078	2,131,987
Superior Energy Services, Inc. *	88,132	1,136,021
Tidewater, Inc.	58,198	2,160,892
Unit Corp. *	53,366	1,116,417

		43,153,872
Financial - 17.03%
Affiliated Managers Group, Inc. *	46,375	1,934,301
Alexandria Real Estate Equities, Inc., REIT (a)	44,456	1,618,198
AMB Property Corp., REIT	111,139	1,600,402
American Financial Group, Inc.	84,867	1,362,115
AmeriCredit Corp. * (a)	148,674	871,230
Apollo Investment Corp.	160,600	558,888
Arthur J. Gallagher & Company	108,887	1,851,079
Associated Banc Corp. (a)	144,428	2,229,968
Astoria Financial Corp.	92,073	846,151
BancorpSouth, Inc. (a)	81,649	1,701,565
Bank of Hawaii Corp.	53,920	1,778,282
BRE Properties, Inc., Class A, REIT	57,761	1,133,848
Broadridge Financial Solutions, Inc.	158,523	2,950,113
Brown & Brown, Inc.	131,088	2,478,874
Camden Property Trust, REIT	60,213	1,299,397
Cathay General Bancorp (a)	55,944	583,496
City National Corp. (a)	45,701	1,543,323
Colonial Bancgroup, Inc. (a)	228,612	205,751
Commerce Bancshares, Inc.	74,578	2,707,181
Cousins Properties, Inc., REIT (a)	49,290	317,428
Cullen Frost Bankers, Inc.	67,094	3,149,392
Duke Realty Corp., REIT (a)	167,689	922,289
Eaton Vance Corp.	132,011	3,016,451
Equity One, Inc., REIT (a)	37,660	459,075
Essex Property Trust, Inc., REIT	30,285	1,736,542
Everest Re Group, Ltd.	69,352	4,910,122
Federal Realty Investment Trust, REIT (a)	66,710	3,068,660
Fidelity National Financial, Inc., Class A	242,884	4,738,667
First American Corp.	105,019	2,784,054
First Niagara Financial Group, Inc.	133,936	1,459,902
FirstMerit Corp.	91,784	1,670,469
Fulton Financial Corp.	198,103	1,313,423
Hanover Insurance Group, Inc.	57,749	1,664,326
HCC Insurance Holdings, Inc.	128,281	3,231,398
Highwoods Properties, Inc., REIT	71,789	1,537,720
Horace Mann Educators Corp.	44,226	370,172
Hospitality Properties Trust, REIT	106,140	1,273,680
International Bancshares Corp. (a)	57,327	447,151
Jefferies Group, Inc. (a)	138,592	1,912,570

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Jones Lang LaSalle, Inc.	39,093	$909,303
Liberty Property Trust, REIT	114,445	2,167,588
Macerich Company, REIT (a)	86,988	544,545
Mack-Cali Realty Corp., REIT	75,005	1,485,849
Mercury General Corp.	40,201	1,193,970
Nationwide Health Properties, Inc., REIT	115,581	2,564,742
New York Community Bancorp, Inc. (a)	389,522	4,350,961
NewAlliance Bancshares, Inc.	120,666	1,416,619
Old Republic International Corp.	265,410	2,871,736
OMEGA Healthcare Investors, Inc., REIT	93,058	1,310,257
PacWest Bancorp	27,708	397,056
Protective Life Corp.	79,027	414,892
Raymond James Financial, Inc. (a)	110,768	2,182,130
Realty Income Corp., REIT (a)	117,800	2,216,996
Regency Centers Corp., REIT	79,048	2,100,305
Reinsurance Group of America, Inc.	82,021	2,656,660
SEI Investments Company	151,143	1,845,456
SL Green Realty Corp., REIT (a)	64,659	698,317
Stancorp Financial Group, Inc.	55,301	1,259,757
SVB Financial Group *	37,189	744,152
Synovus Financial Corp. (a)	317,070	1,030,477
TCF Financial Corp. (a)	126,897	1,492,309
Trustmark Corp. (a)	55,023	1,011,323
UDR, Inc., REIT	168,049	1,446,902
Unitrin, Inc.	55,591	777,162
Valley National Bancorp (a)	152,473	1,886,091
W.R. Berkley Corp.	156,913	3,538,388
Waddell & Reed Financial, Inc., Class A	95,906	1,733,021
Washington Federal, Inc.	99,425	1,321,358
Webster Financial Corp.	59,718	253,802
Weingarten Realty Investors, REIT (a)	87,500	833,000
WestAmerica Bancorp (a)	32,607	1,485,575
Wilmington Trust Corp.	78,045	756,256

		120,134,608
Industrial - 16.16%
Aecom Technology Corp. *	102,828	2,681,754
AGCO Corp. *	103,713	2,032,775
Alexander & Baldwin, Inc.	46,328	881,622
Alliant Techsystems, Inc. *	36,961	2,475,648
AMETEK, Inc.	120,553	3,769,692
AptarGroup, Inc.	76,557	2,383,985
Arrow Electronics, Inc. *	134,758	2,568,487
Avnet, Inc. *	169,434	2,966,789
BE Aerospace, Inc. *	114,076	989,039
Brinks Company	45,696	1,209,116
Brinks Home Security Holdings, Inc. *	45,999	1,039,577
Bucyrus International, Inc., Class A (a)	84,537	1,283,272
Carlisle Companies, Inc.	68,873	1,351,977
Clean Harbors, Inc. *	22,795	1,094,160
Commercial Metals Company	126,839	1,464,990
Con-way, Inc.	52,126	934,619
Crane Company	53,455	902,320
Donaldson Company, Inc.	87,071	2,336,986
Dycom Industries, Inc. *	44,544	257,910
Energizer Holdings, Inc. *	65,862	3,272,683
Federal Signal Corp.	53,493	281,908

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
FMC Technologies, Inc. *	141,957	$4,453,191
GATX Corp.	54,994	1,112,529
Gentex Corp.	155,417	1,547,953
Graco, Inc. (a)	67,241	1,147,804
Granite Construction, Inc. (a)	37,143	1,392,120
Greif, Inc., Class A	38,580	1,284,328
Harsco Corp.	90,707	2,010,974
Hubbell, Inc., Class B	60,605	1,633,911
IDEX Corp.	90,716	1,983,959
Itron, Inc. *	41,400	1,960,290
J.B. Hunt Transport Services, Inc. (a)	92,552	2,231,429
Joy Global, Inc.	115,420	2,458,446
Kansas City Southern *	103,392	1,314,112
KBR, Inc. (a)	182,723	2,523,405
Kennametal, Inc.	82,559	1,338,281
Lancaster Colony Corp.	22,425	930,189
Landstar Systems, Inc.	58,371	1,953,677
Lennox International, Inc.	52,906	1,399,893
Lincoln Electric Holdings, Inc.	48,017	1,521,659
Martin Marietta Materials, Inc. (a)	46,758	3,707,909
Matthews International Corp., Class A	34,839	1,003,712
Mettler-Toledo International, Inc. *	37,939	1,947,409
Mine Safety Appliances Company	33,539	671,451
National Instruments Corp.	63,046	1,175,808
Nordson Corp.	37,921	1,078,094
Overseas Shipholding Group, Inc.	26,994	611,954
Packaging Corp. of America	115,632	1,505,529
Pentair, Inc.	110,978	2,404,893
Roper Industries, Inc.	101,367	4,303,029
Shaw Group, Inc. *	94,329	2,585,558
Sonoco Products Company	112,616	2,362,684
SPX Corp.	56,023	2,633,641
Teleflex, Inc.	44,653	1,745,486
Terex Corp. *	107,277	992,312
Timken Company	95,960	1,339,602
Trinity Industries, Inc. (a)	89,677	819,648
URS Corp. *	95,938	3,876,855
Varian, Inc. *	32,741	777,271
Vishay Intertechnology, Inc. *	210,662	733,104
Wabtec Corp.	54,200	1,429,796
Waste Connections, Inc. *	90,176	2,317,523
Werner Enterprises, Inc.	48,496	733,259
Woodward Governor Company	62,033	693,529
Worthington Industries, Inc.	67,675	589,449
YRC Worldwide, Inc. * (a)	67,002	300,839
Zebra Technologies Corp., Class A *	68,399	1,300,949

		114,018,752
Technology - 7.69%
ACI Worldwide, Inc. * (a)	39,445	739,594
Acxiom Corp.	76,899	569,053
Advent Software, Inc. * (a)	18,852	627,960
ANSYS, Inc. * (a)	101,001	2,535,125
Atmel Corp. *	506,976	1,840,323
Cadence Design Systems, Inc. *	298,798	1,254,952
Cerner Corp. * (a)	76,195	3,350,294
Cree, Inc. * (a)	99,931	2,351,376

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Diebold, Inc.	74,742	$1,595,742
DST Systems, Inc. *	46,038	1,593,836
FactSet Research Systems, Inc. (a)	47,346	2,366,826
Fair Isaac Corp.	55,147	775,918
Fairchild Semiconductor International, Inc. *	139,792	521,424
Imation Corp.	34,090	260,788
Integrated Device Technology, Inc. *	186,001	846,305
International Rectifier Corp. *	81,599	1,102,402
Intersil Corp., Class A	137,404	1,580,146
Jack Henry & Associates, Inc.	94,827	1,547,577
Lam Research Corp. *	141,755	3,227,761
ManTech International Corp. *	23,652	991,019
Mentor Graphics Corp. *	104,296	463,074
Metavante Technologies, Inc. *	101,475	2,025,441
NCR Corp. *	178,644	1,420,220
Palm, Inc. * (a)	151,529	1,306,180
Parametric Technology Corp. *	130,523	1,302,619
Semtech Corp. *	68,220	910,737
Silicon Laboratories, Inc. *	50,537	1,334,177
SRA International, Inc., Class A * (a)	47,604	699,779
Sybase, Inc. *	93,054	2,818,606
Synopsys, Inc. *	161,972	3,357,680
Thomas & Betts Corp. *	60,195	1,506,079
Trimble Navigation, Ltd. *	134,484	2,054,915
Western Digital Corp. *	251,377	4,861,631
Wind River Systems, Inc. *	76,628	490,419

		54,229,978
Utilities - 6.17%
AGL Resources, Inc.	86,841	2,303,892
Alliant Energy Corp.	124,762	3,080,374
Aqua America, Inc.	152,913	3,058,260
Black Hills Corp.	43,700	781,793
DPL, Inc.	130,949	2,951,590
Energen Corp.	80,967	2,358,569
Great Plains Energy, Inc.	134,622	1,813,358
Hawaiian Electric Industries, Inc.	102,317	1,405,835
IDACORP, Inc.	52,972	1,237,426
MDU Resources Group, Inc.	207,415	3,347,678
NSTAR	120,611	3,845,079
NV Energy, Inc.	264,604	2,484,631
OGE Energy Corp.	107,000	2,548,740
ONEOK, Inc.	118,839	2,689,326
PNM Resources, Inc.	97,649	806,581
UGI Corp.	121,972	2,879,759
Vectren Corp.	91,496	1,929,651
Westar Energy, Inc.	122,505	2,147,513
WGL Holdings, Inc.	56,602	1,856,546

		43,526,601

TOTAL COMMON STOCKS (Cost $1,016,418,238)		$683,639,653

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012; strike
price $12.21) *	935	$10

TOTAL WARRANTS (Cost $0)		$10

SHORT TERM INVESTMENTS - 14.94%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$88,581,899	$88,581,899
JPMorgan Chase & Company
zero coupon due 04/01/2009	16,794,000	16,794,000

TOTAL SHORT TERM INVESTMENTS
(Cost $105,375,899)		$105,375,899

Total Investments (Mid Cap Index Trust)
(Cost $1,121,794,137) - 111.86%		$789,015,562
Liabilities in Excess of Other Assets - (11.86)%		(83,632,898)

TOTAL NET ASSETS - 100.00%		$705,382,664

Mid Cap Intersection Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.51%

Basic Materials - 4.48%
CF Industries Holdings, Inc.	1,160	$82,511
Cliffs Natural Resources, Inc.	2,940	53,390
FMC Corp.	2,350	101,379
Intrepid Potash, Inc. *	1,120	20,664
Lubrizol Corp.	1,640	55,777
Minerals Technologies, Inc.	1,310	41,986
Steel Dynamics, Inc.	5,420	47,750
Terra Industries, Inc.	2,370	66,573

		470,030
Communications - 5.49%
3Com Corp. *	14,870	45,948
Atheros Communications, Inc. *	3,950	57,907
Avocent Corp. *	4,510	54,751
CenturyTel, Inc.	3,260	91,671
DISH Network Corp. *	2,400	26,664
F5 Networks, Inc. *	1,670	34,986
IAC/InterActiveCorp *	1,100	16,753
InterDigital, Inc. *	990	25,562
McAfee, Inc. *	2,019	67,637
NeuStar, Inc., Class A * (a)	4,570	76,548
Priceline.com, Inc. *	400	31,512
Starent Networks Corp. *	1,520	24,031
ValueClick, Inc. *	2,700	22,977

		576,947
Consumer, Cyclical - 13.48%
Abercrombie & Fitch Company, Class A	1,000	23,800
Advance Auto Parts, Inc.	1,860	76,409
Alaska Air Group, Inc. *	1,660	29,166
American Eagle Outfitters, Inc.	4,604	56,353
Big Lots, Inc. *	6,060	125,927

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
BJ's Wholesale Club, Inc. *	3,920	$125,401
Brinker International, Inc.	1,800	27,180
Collective Brands, Inc. *	3,400	33,116
Dollar Tree, Inc. *	750	33,412
Foot Locker, Inc.	5,200	54,496
Guess?, Inc.	1,060	22,345
Hasbro, Inc.	2,180	54,653
Herman Miller, Inc.	2,430	25,904
HNI Corp.	1,730	17,992
Ingram Micro, Inc., Class A *	4,766	60,242
Marvel Entertainment, Inc. *	2,100	55,755
Nu Skin Enterprises, Inc., Class A	3,620	37,974
NVR, Inc. *	120	51,330
OfficeMax, Inc.	7,090	22,121
O'Reilly Automotive, Inc. *	830	29,058
Oshkosh Corp.	7,250	48,865
Ross Stores, Inc.	4,650	166,842
Tempur-Pedic International, Inc.	3,000	21,900
Under Armour, Inc., Class A *	1,310	21,523
Urban Outfitters, Inc. *	2,890	47,309
Warnaco Group, Inc. *	1,660	39,840
Wesco International, Inc. *	1,060	19,207
WMS Industries, Inc. *	4,190	87,613

		1,415,733
Consumer, Non-cyclical - 22.24%
Alkermes, Inc. *	4,730	57,375
Alliance Data Systems Corp. * (a)	2,380	87,941
American Public Education, Inc. *	1,410	59,305
Beckman Coulter, Inc.	2,875	146,654
Bio-Rad Laboratories, Inc., Class A *	300	19,770
Cephalon, Inc. *	1,137	77,430
Community Health Systems, Inc. *	1,640	25,158
Coventry Health Care, Inc. *	1,980	25,621
Cubist Pharmaceuticals, Inc. *	2,550	41,718
CV Therapeutics, Inc. *	510	10,139
Forest Laboratories, Inc. *	1,000	21,960
Hansen Natural Corp. *	1,900	68,400
Health Net, Inc. *	4,220	61,105
Healthspring, Inc. *	2,630	22,013
Hormel Foods Corp.	2,068	65,576
Hospira, Inc. *	900	27,774
ITT Educational Services, Inc. *	2,207	267,974
LifePoint Hospitals, Inc. *	3,776	78,767
Manpower, Inc.	3,004	94,716
Medicines Company *	3,060	33,170
Mylan, Inc. *	2,000	26,820
Netflix, Inc. *	2,297	98,587
Omnicare, Inc.	3,480	85,225
Pepsi Bottling Group, Inc.	1,990	44,059
Perrigo Company	1,150	28,554
PHH Corp. *	1,700	23,885
Pre-Paid Legal Services, Inc. *	620	17,999
Quanta Services, Inc. *	2,380	51,051
Ralcorp Holdings, Inc. *	1,220	65,734
Rent-A-Center, Inc. *	3,090	59,853
ResMed, Inc. *	1,520	53,717

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Sepracor, Inc. *	3,460	$50,724
SUPERVALU, Inc.	3,770	53,836
The Scotts Company, Class A	1,300	45,110
Thoratec Corp. *	1,270	32,626
Universal Corp.	1,620	48,470
Varian Medical Systems, Inc. *	3,100	94,364
Watson Pharmaceuticals, Inc. *	4,220	131,284
Watson Wyatt Worldwide, Inc., Class A	630	31,103

		2,335,567
Diversified - 0.19%
Walter Industries, Inc.	860	19,668

Energy - 6.07%
Arch Coal, Inc.	2,400	32,088
Cimarex Energy Company	2,178	40,032
Comstock Resources, Inc. *	1,510	44,998
Continental Resources, Inc. * (a)	1,190	25,240
Denbury Resources, Inc. *	4,960	73,706
Encore Aquisition Company *	1,900	44,213
Helmerich & Payne, Inc.	2,070	47,134
Noble Corp.	1,600	38,544
Noble Energy, Inc.	1,080	58,190
Oceaneering International, Inc. *	900	33,183
Superior Energy Services, Inc. *	1,960	25,264
Tidewater, Inc.	1,490	55,324
Ultra Petroleum Corp. *	1,910	68,550
Unit Corp. *	2,460	51,463

		637,929
Financial - 17.76%
Affiliated Managers Group, Inc. *	870	36,288
Allied World Assurance Holdings, Ltd.	1,980	75,299
American Financial Group, Inc.	3,200	51,360
Ameriprise Financial, Inc.	3,990	81,755
Annaly Capital Management, Inc., REIT	5,140	71,292
Anworth Mortgage Asset Corp., REIT	4,900	30,037
Astoria Financial Corp.	7,920	72,785
Axis Capital Holdings, Ltd.	3,340	75,284
BOK Financial Corp. (a)	1,760	60,808
Brandywine Realty Trust, REIT	15,300	43,605
Broadridge Financial Solutions, Inc.	3,570	66,438
Capstead Mortage Corp., REIT	2,900	31,146
Comerica, Inc.	2,930	53,648
Discover Financial Services	4,150	26,186
Douglas Emmett, Inc., REIT	4,445	32,848
Everest Re Group, Ltd.	2,205	156,114
Fidelity National Financial, Inc., Class A	4,630	90,331
Hatteras Financial Corp., REIT	2,530	63,225
Humana, Inc. *	2,670	69,634
International Bancshares Corp. (a)	5,350	41,730
Invesco, Ltd.	4,230	58,628
Knight Capital Group, Inc. *	2,720	40,093
Liberty Property Trust, REIT	1,600	30,304
M&T Bank Corp. (a)	992	44,878
MFA Mortgage Investments, Inc., REIT	9,100	53,508
NASDAQ OMX Group, Inc. *	1,960	38,377
PacWest Bancorp	1,220	17,482

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Platinum Underwriters Holdings, Ltd.	1,700	$48,212
Provident Financial Services, Inc.	5,620	60,752
Reinsurance Group of America, Inc.	1,760	57,006
Stancorp Financial Group, Inc.	920	20,958
Sterling Bancshares, Inc.	6,030	39,436
Transatlantic Holdings, Inc.	1,500	53,505
Unum Group	5,810	72,625

		1,865,577
Industrial - 12.53%
AGCO Corp. *	3,060	59,976
Armstrong World Industries, Inc. *	2,410	26,534
Calgon Carbon Corp. *	740	10,486
Dolby Laboratories, Inc., Class A *	1,200	40,932
Dover Corp.	4,580	120,820
Eagle Materials, Inc.	1,000	24,250
EMCOR Group, Inc. *	3,140	53,914
Enersys *	1,880	22,786
Flowserve Corp.	1,080	60,609
Fluor Corp.	540	18,657
FMC Technologies, Inc. *	2,150	67,445
Gardner Denver, Inc. *	2,340	50,872
Granite Construction, Inc.	1,610	60,343
Harsco Corp.	1,460	32,368
J.B. Hunt Transport Services, Inc.	2,510	60,516
Jacobs Engineering Group, Inc. *	530	20,490
Joy Global, Inc.	2,340	49,842
KBR, Inc.	2,990	41,292
Lennox International, Inc.	910	24,079
Overseas Shipholding Group, Inc.	980	22,217
Parker-Hannifin Corp.	1,500	50,970
Precision Castparts Corp.	1,620	97,038
Robbins & Myers, Inc.	790	11,984
Shaw Group, Inc. *	1,320	36,181
SPX Corp.	880	41,369
Timken Company	2,910	40,624
TransDigm Group, Inc. *	1,030	33,825
URS Corp. *	1,410	56,978
Wabtec Corp.	1,390	36,668
Werner Enterprises, Inc.	2,740	41,429

		1,315,494
Technology - 7.60%
Acxiom Corp.	3,100	22,940
BMC Software, Inc. *	4,250	140,250
Data Domain, Inc. * (a)	1,800	22,626
Emulex Corp. *	6,380	32,091
Lam Research Corp. *	3,365	76,621
NetApp, Inc. *	3,220	47,785
Palm, Inc. *	4,850	41,807
Parametric Technology Corp. *	3,630	36,227
Quest Software, Inc. *	1,700	21,556
Red Hat, Inc. *	1,680	29,971
Riverbed Technology, Inc. *	2,260	29,561
Sybase, Inc. *	2,621	79,390
Synopsys, Inc. *	3,950	81,884
Thomas & Betts Corp. *	1,090	27,272

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Western Digital Corp. *	4,840	$93,606
Wind River Systems, Inc. *	2,300	14,720

		798,307
Utilities - 7.67%
Alliant Energy Corp.	1,340	33,085
Atmos Energy Corp.	940	21,733
CenterPoint Energy, Inc.	6,560	68,421
DPL, Inc.	3,200	72,128
El Paso Electric Company *	2,420	34,098
Energen Corp.	3,070	89,429
MDU Resources Group, Inc.	5,649	91,175
Northeast Utilities	1,370	29,578
NV Energy, Inc.	3,500	32,865
OGE Energy Corp.	1,640	39,065
UGI Corp.	8,340	196,907
Unisource Energy Corp.	1,850	52,151
Westar Energy, Inc.	2,540	44,526

		805,161

TOTAL COMMON STOCKS (Cost $12,857,112)		$10,240,413

SHORT TERM INVESTMENTS - 1.81%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$190,393	$190,393

TOTAL SHORT TERM INVESTMENTS
(Cost $190,393)		$190,393

REPURCHASE AGREEMENTS - 2.86%
Bank of New York Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.28% to be
repurchased at $300,002 on
04/01/2009, collateralized by
$445,000 Federal Home Loan
Mortgage Corp., 5.5% due
11/01/2034 (valued at $309,585
including interest)	$300,000	$300,000

TOTAL REPURCHASE AGREEMENTS
(Cost $300,000)		$300,000

Total Investments (Mid Cap Intersection Trust)
(Cost $13,347,505) - 102.18%		$10,730,806
Liabilities in Excess of Other Assets - (2.18)%		(229,166)

TOTAL NET ASSETS - 100.00%		$10,501,640

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.36%
Basic Materials - 1.76%
FMC Corp.	106,900	$4,611,666
The Mosaic Company	122,100	5,125,758

		9,737,424

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications - 11.93%
Atheros Communications, Inc. *	186,400	$2,732,624
Cablevision Systems Corp., Class A	311,750	4,034,045
Corning, Inc.	397,800	5,278,806
Discovery Communications, Inc., Series A *	195,000	3,123,900
Equinix, Inc. *	126,500	7,102,975
McAfee, Inc. *	356,900	11,956,150
MetroPCS Communications, Inc. *	801,400	13,687,912
NICE Systems, Ltd., ADR *	345,211	8,581,945
Polycom, Inc. *	277,779	4,275,019
VeriSign, Inc. *	271,500	5,123,205

		65,896,581
Consumer, Cyclical - 18.55%
Advance Auto Parts, Inc.	240,900	9,896,172
Aeropostale, Inc. *	218,700	5,808,672
Bed Bath & Beyond, Inc. * (a)	120,800	2,989,800
Best Buy Company, Inc.	123,100	4,672,876
BJ's Wholesale Club, Inc. * (a)	167,989	5,373,968
Burger King Holdings, Inc.	276,200	6,338,790
Dick's Sporting Goods, Inc. *	304,800	4,349,496
DreamWorks Animation SKG, Inc., Class A *	390,761	8,456,068
GameStop Corp., Class A *	182,500	5,113,650
Huabao International Holdings, Ltd.	7,485,000	6,155,872
JetBlue Airways Corp. *	761,400	2,779,110
Kohl's Corp. *	132,000	5,586,240
Marvel Entertainment, Inc. *	315,800	8,384,490
Pool Corp.	162,423	2,176,468
Ryanair Holdings PLC, SADR *	103,700	2,396,507
Staples, Inc.	451,000	8,167,610
The Gap, Inc.	600,400	7,799,196
Urban Outfitters, Inc. *	260,400	4,262,748
Wynn Resorts, Ltd. * (a)	88,650	1,770,341

		102,478,074
Consumer, Non-cyclical - 31.72%
Alkermes, Inc. *	312,799	3,794,252
Amylin Pharmaceuticals, Inc. * (a)	302,333	3,552,413
Auxilium Pharmaceuticals, Inc. *	172,100	4,770,612
Cardinal Health, Inc.	166,700	5,247,716
Career Education Corp. * (a)	277,000	6,636,920
Cephalon, Inc. * (a)	99,983	6,808,842
Charles River Laboratories International, Inc. *	131,200	3,569,952
Coca-Cola Enterprises, Inc.	169,300	2,233,067
Coinstar, Inc. *	121,400	3,977,064
Community Health Systems, Inc. *	296,100	4,542,174
Corinthian Colleges, Inc. * (a)	549,900	10,695,555
Cougar Biotechnology, Inc. * (a)	98,300	3,165,260
Daiichi Sankyo Company, Ltd.	263,700	4,433,596
Edwards Lifesciences Corp. *	89,500	5,426,385
Elan Corp. PLC, SADR *	200,700	1,332,648
Fomento Economico Mexicano SA de CV,
SADR	136,800	3,448,728
FTI Consulting, Inc. *	70,100	3,468,548
Global Payments, Inc.	88,700	2,963,467
Heckmann Corp. * (a)	1,184,600	5,709,772
Informatica Corp. *	284,000	3,765,840
Interactive Data Corp.	306,400	7,617,104

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Inverness Medical Innovations, Inc. * (a)	175,100	$4,662,913
ITT Educational Services, Inc. *	68,900	8,365,838
Jarden Corp. *	955,104	12,101,168
McKesson Corp.	140,000	4,905,600
Medicines Company *	184,861	2,003,893
Myriad Genetics, Inc. *	91,600	4,165,052
Net 1 UEPS Technologies, Inc. *	215,200	3,273,192
Onyx Pharmaceuticals, Inc. *	56,033	1,599,742
Pepsi Bottling Group, Inc.	135,700	3,004,398
Ralcorp Holdings, Inc. *	65,300	3,518,364
Regeneron Pharmaceuticals, Inc. *	147,700	2,047,122
Sequenom, Inc. * (a)	101,300	1,440,486
Shionogi & Company, Ltd.	268,753	4,632,429
St. Jude Medical, Inc. *	153,500	5,576,655
SUPERVALU, Inc.	382,400	5,460,672
Varian Medical Systems, Inc. *	157,500	4,794,300
Western Union Company	519,485	6,529,926

		175,241,665
Energy - 5.97%
Covanta Holding Corp. *	503,300	6,588,197
EOG Resources, Inc.	86,200	4,720,312
Forest Oil Corp. *	250,000	3,287,500
Newfield Exploration Company *	166,300	3,775,010
Pioneer Natural Resources Company	150,600	2,480,382
Pride International, Inc. *	138,800	2,495,624
Smith International, Inc.	242,500	5,208,900
Ultra Petroleum Corp. *	123,300	4,425,237

		32,981,162
Financial - 8.03%
ACE, Ltd.	132,500	5,353,000
Allied World Assurance Holdings, Ltd.	106,300	4,042,589
Aon Corp.	138,600	5,657,652
Arch Capital Group, Ltd. *	117,667	6,337,545
Everest Re Group, Ltd.	79,900	5,656,920
Marsh & McLennan Companies, Inc.	322,800	6,536,700
NASDAQ OMX Group, Inc. *	140,200	2,745,116
PartnerRe, Ltd.	53,400	3,314,538
W.R. Berkley Corp.	208,600	4,703,930

		44,347,990
Industrial - 8.46%
Aecom Technology Corp. *	420,520	10,967,162
AMETEK, Inc.	168,600	5,272,122
FLIR Systems, Inc. * (a)	252,713	5,175,562
Illinois Tool Works, Inc.	233,200	7,194,220
Itron, Inc. * (a)	27,400	1,297,390
Pall Corp.	214,600	4,384,278
Pentair, Inc.	128,100	2,775,927
Republic Services, Inc.	208,500	3,575,775
Snap-on, Inc.	243,900	6,121,890

		46,764,326
Technology - 10.94%
Adobe Systems, Inc. *	184,400	3,944,316
Autonomy Corp. PLC *	395,500	7,383,823
BMC Software, Inc. *	303,800	10,025,400

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
CACI International, Inc., Class A *	75,238	$2,745,434
Cognizant Technology Solutions Corp.,
Class A *	148,300	3,083,157
First Solar, Inc. * (a)	43,600	5,785,720
NetApp, Inc. *	318,700	4,729,508
ON Semiconductor Corp. *	1,027,900	4,008,810
Red Hat, Inc. *	455,600	8,127,904
Solera Holdings, Inc. *	427,800	10,600,884

		60,434,956

TOTAL COMMON STOCKS (Cost $626,438,969)		$537,882,178

WARRANTS - 0.00%

Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012; strike
price $12.21) *	2,361	24

TOTAL WARRANTS (Cost $0)		$24

SHORT TERM INVESTMENTS - 8.18%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$45,211,170	$45,211,170

TOTAL SHORT TERM INVESTMENTS
(Cost $45,211,170)		$45,211,170

REPURCHASE AGREEMENTS - 2.55%
Bank of New York Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.24% to be
repurchased at $14,100,094 on
04/01/2009, collateralized by
$21,134,105 Federal National
Mortgage Association, 5.00% due
03/01/2035 (valued at $14,382,000
including interest)	$14,100,000	$14,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,100,000)		$14,100,000

Total Investments (Mid Cap Stock Trust)
(Cost $685,750,139) - 108.09%		$597,193,372
Liabilities in Excess of Other Assets - (8.09)%		(44,689,548)

TOTAL NET ASSETS - 100.00%		$552,503,824

Mid Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.56%
Basic Materials - 7.09%
Alcoa, Inc.	191,600	$1,406,344
AngloGold Ashanti, Ltd., SADR	12,500	459,500
Biogen Idec, Inc. *	9,800	513,716
Domtar Corp. *	246,100	233,795
Franco-Nevada Corp.	52,000	1,122,652
Freeport-McMoRan Copper & Gold, Inc.,
Class B	36,300	1,383,393

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Gold Fields, Ltd., SADR	39,100	$443,394
International Flavors & Fragrances, Inc.	40,300	1,227,538
International Paper Company	42,800	301,312
Temple-Inland, Inc.	30,100	161,637
Weyerhaeuser Company	116,700	3,217,419

		10,470,700
Communications - 6.77%
Cablevision Systems Corp., Class A	3,300	42,702
Cox Radio, Inc., Class A *	19,900	81,590
Discovery Communications, Inc., Series A *	21,000	336,420
Discovery Communications, Inc., Series C *	27,000	395,550
DISH Network Corp. *	93,500	1,038,785
Expedia, Inc. *	52,700	478,516
Meredith Corp.	119,700	1,991,808
Motorola, Inc.	267,000	1,129,410
Scripps Networks Interactive, Inc., Class A	62,000	1,395,620
Telephone & Data Systems, Inc. - Special
Shares	55,900	1,322,035
Telephone & Data Systems, Inc.	18,200	482,482
The Washington Post Company, Class B	3,000	1,071,300
Time Warner Cable, Inc. *	9,233	228,978

		9,995,196
Consumer, Cyclical - 10.73%
Bed Bath & Beyond, Inc. *	41,800	1,034,550
BorgWarner, Inc.	61,500	1,248,450
CarMax, Inc. *	44,000	547,360
Cintas Corp.	41,400	1,023,408
Family Dollar Stores, Inc.	13,500	450,495
Harman International Industries, Inc.	12,700	171,831
Hasbro, Inc.	25,800	646,806
International Game Technology	44,300	408,446
Mattel, Inc.	198,800	2,292,164
Scholastic Corp.	65,800	991,606
Southwest Airlines Company	392,700	2,485,791
The Gap, Inc.	211,500	2,747,385
Tiffany & Company	32,100	692,076
TJX Companies, Inc.	32,400	830,736
TRW Automotive Holdings Corp. *	87,000	280,140

		15,851,244
Consumer, Non-cyclical - 19.53%
Alberto-Culver Company	83,400	1,885,674
Boston Scientific Corp. *	142,800	1,135,260
Brown Forman Corp., Class B	13,100	508,673
Career Education Corp. *	64,300	1,540,628
Coca-Cola Enterprises, Inc.	187,139	2,468,363
Equifax, Inc.	22,300	545,235
Estee Lauder Companies, Inc., Class A	44,500	1,096,925
Fortune Brands, Inc.	68,200	1,674,310
Healthsouth Corp. *	190,810	1,694,393
Hershey Company	71,600	2,488,100
Hormel Foods Corp.	22,000	697,620
J.M. Smucker Company	8,900	331,703
Lincare Holdings, Inc. *	83,000	1,809,400
Manpower, Inc.	58,500	1,844,505
McCormick & Company, Inc.	27,500	813,175

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Mead Johnson Nutrition Company *	13,500	$389,745
OSI Pharmaceuticals, Inc. *	2,300	87,998
Sepracor, Inc. *	29,300	429,538
St. Jude Medical, Inc. *	30,100	1,093,533
Stryker Corp.	22,200	755,688
Sysco Corp.	103,700	2,364,360
Tootsie Roll Industries, Inc.	30,282	657,725
Valeant Pharmaceuticals International *	3,100	55,149
Weight Watchers International, Inc.	70,600	1,309,630
Whole Foods Market, Inc.	34,900	586,320
Zimmer Holdings, Inc. *	16,200	591,300

		28,854,950
Energy - 9.49%
Baker Hughes, Inc.	10,100	288,355
BJ Services Company	150,300	1,495,485
Cimarex Energy Company	82,100	1,508,998
Duke Energy Corp.	85,500	1,224,360
Murphy Oil Corp.	65,100	2,914,527
Nexen, Inc.	160,400	2,720,384
Petro-Canada	102,600	2,727,108
Williams Companies, Inc.	99,500	1,132,310

		14,011,527
Financial - 18.70%
Allstate Corp.	3,200	61,280
Arthur J. Gallagher & Company	18,900	321,300
Axis Capital Holdings, Ltd.	35,000	788,900
CIGNA Corp.	56,400	992,076
Cincinnati Financial Corp.	65,200	1,491,124
Commerce Bancshares, Inc.	64,500	2,341,350
Discover Financial Services	325,000	2,050,750
First American Corp.	38,700	1,025,937
First Horizon National Corp.	32,984	354,250
First Niagara Financial Group, Inc.	151,500	1,651,350
Janus Capital Group, Inc.	271,500	1,805,475
KeyCorp	126,000	991,620
Marsh & McLennan Companies, Inc.	88,700	1,796,175
Montpelier Re Holdings, Ltd.	54,500	706,320
Northern Trust Corp.	33,300	1,992,006
OneBeacon Insurance Group, Ltd.	53,500	516,810
Progressive Corp. *	138,900	1,866,816
Prudential Financial, Inc.	27,800	528,756
The St. Joe Company *	89,200	1,493,208
The Travelers Companies, Inc.	24,400	991,616
Valley National Bancorp	85,600	1,058,872
WestAmerica Bancorp	40,800	1,858,848
Willis Group Holdings, Ltd.	18,600	409,200
Wilmington Trust Corp.	55,300	535,857

		27,629,896
Industrial - 5.21%
AVX Corp.	149,900	1,361,092
Dover Corp.	25,400	670,052
Molex, Inc.	166,000	2,098,240
Nalco Holding Company	89,200	1,165,844
National Instruments Corp.	33,100	617,315
Rockwell Collins, Inc.	1,900	62,016

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Tyco Electronics, Ltd.	107,600	$1,187,904
Waters Corp. *	14,400	532,080

		7,694,543
Technology - 6.79%
ASML Holding NV	38,800	679,388
Automatic Data Processing, Inc.	10,600	372,696
Electronic Arts, Inc. *	62,200	1,131,418
Fairchild Semiconductor International, Inc. *	72,800	271,544
Novellus Systems, Inc. *	153,100	2,546,053
Seagate Technology	224,500	1,349,245
Synopsys, Inc. *	36,300	752,499
Teradyne, Inc. *	80,800	353,904
Total Systems Services, Inc.	139,200	1,922,352
Xilinx, Inc.	34,100	653,356

		10,032,455
Utilities - 6.25%
Ameren Corp.	36,171	838,806
Constellation Energy Group, Inc.	27,800	574,348
Integrys Energy Group, Inc.	21,800	567,672
Mirant Corp. *	178,900	2,039,460
NiSource, Inc.	17,200	168,560
NRG Energy, Inc. *	77,900	1,371,040
Pinnacle West Capital Corp.	87,800	2,331,968
PNM Resources, Inc.	87,700	724,402
Teco Energy, Inc.	55,400	617,710

		9,233,966

TOTAL COMMON STOCKS (Cost $149,566,644)		$133,774,477

CONVERTIBLE BONDS - 1.61%
Basic Materials - 0.22%
Alcoa, Inc.
5.25% due 03/15/2014	246,000	328,804

Consumer, Cyclical - 0.26%
Newell Rubbermaid, Inc.
5.50% due 03/15/2014	346,000	387,219

Consumer, Non-cyclical - 0.13%
Henry Schein, Inc.
3.00% due 08/15/2034	175,000	185,500

Financial - 0.83%
Prudential Financial, Inc.
0.00% due 12/15/2037 (b)	1,246,000	1,227,310

Industrial - 0.09%
Ingersoll-Rand Company, Ltd.
4.50% due 04/15/2012	115,000	126,983

Technology - 0.08%
Teradyne, Inc., Series TER
4.50% due 03/15/2014	109,000	118,941

TOTAL CONVERTIBLE BONDS (Cost $2,235,855)		$2,374,757

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 6.81%
T. Rowe Price Reserve Investment
Fund, 0.3436%	$10,061,789	$10,061,789

TOTAL SHORT TERM INVESTMENTS
(Cost $10,061,789)		$10,061,789

REPURCHASE AGREEMENTS - 0.35%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$519,001 on 04/01/2009,
collateralized by $480,000 Federal
Home Loan Mortgage Corp.,
4.75% due 01/19/2016 (valued at
$532,200, including interest)	$519,000	$519,000

TOTAL REPURCHASE AGREEMENTS
(Cost $519,000)		$519,000

Total Investments (Mid Cap Value Trust)
(Cost $162,383,288) - 99.33%		$146,730,023
Other Assets in Excess of Liabilities - 0.67%		983,174

TOTAL NET ASSETS - 100.00%		$147,713,197

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%
Basic Materials - 7.32%
Eastman Chemical Company	43,698	$1,171,106
Freeport-McMoRan Copper & Gold, Inc.,
Class B	26,600	1,013,726
Lubrizol Corp.	28,871	981,903
Nucor Corp.	26,198	999,978
PPG Industries, Inc.	32,785	1,209,766
Rayonier, Inc.	27,194	821,803
United States Steel Corp. (a)	12,168	257,110

		6,455,392
Communications - 5.64%
CenturyTel, Inc. (a)	27,831	782,608
Embarq Corp.	21,279	805,410
McAfee, Inc. *	39,123	1,310,620
Qwest Communications International, Inc. (a)	395,518	1,352,672
Windstream Corp.	90,109	726,278

		4,977,588
Consumer, Cyclical - 12.33%
AMR Corp. *	54,476	173,778
Bed Bath & Beyond, Inc. * (a)	31,047	768,413
Centex Corp.	32,980	247,350
Continental Airlines, Inc., Class B *	27,142	239,121
D.R. Horton, Inc.	50,848	493,226
Delta Air Lines, Inc. *	98,030	551,909
Family Dollar Stores, Inc.	38,466	1,283,610
Genuine Parts Company	14,808	442,167
Hasbro, Inc.	25,567	640,965
KB Home	24,731	325,955
Macy's, Inc.	75,377	670,855

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Mohawk Industries, Inc. *	16,838	$502,951
National Cinemedia, Inc.	65,528	863,659
Pulte Homes, Inc.	31,579	345,159
Regal Entertainment Group, Class A	105,543	1,415,332
Royal Caribbean Cruises, Ltd. (a)	60,830	487,248
UAL Corp. * (a)	26,489	118,671
US Airways Group, Inc. *	70,655	178,757
VF Corp.	19,777	1,129,464

		10,878,590
Consumer, Non-cyclical - 10.10%
Covance, Inc. *	14,307	509,759
Hospira, Inc. *	22,427	692,097
King Pharmaceuticals, Inc. *	68,069	481,248
Life Technologies Corp. *	15,438	501,426
Lorillard, Inc.	43,991	2,716,004
McKesson Corp.	13,644	478,086
Mylan, Inc. * (a)	190,854	2,559,352
Ritchie Brothers Auctioneers, Inc. (a)	51,937	965,509

		8,903,481
Energy - 10.97%
BJ Services Company	68,991	686,460
Cameron International Corp. *	32,033	702,484
Chesapeake Energy Corp.	29,775	507,961
El Paso Corp.	88,604	553,775
Enbridge, Inc.	47,669	1,372,867
EQT Corp.	16,809	526,626
Newfield Exploration Company *	35,556	807,121
Pioneer Natural Resources Company	30,033	494,644
Questar Corp.	26,834	789,725
Southwestern Energy Company *	33,546	995,981
Sunoco, Inc.	12,354	327,134
Transocean, Ltd. *	6,966	409,879
Ultra Petroleum Corp. *	25,119	901,521
Weatherford International, Ltd. *	54,236	600,393

		9,676,571
Financial - 19.91%
Aon Corp.	29,767	1,215,089
Arch Capital Group, Ltd. *	6,742	363,124
Assurant, Inc.	39,838	867,672
Avalon Bay Communities, Inc., REIT (a)	11,396	536,296
Axis Capital Holdings, Ltd.	56,238	1,267,605
Boston Properties, Inc., REIT	7,676	268,890
CIT Group, Inc. (a)	446,022	1,271,163
Cullen Frost Bankers, Inc.	7,727	362,705
Equity Residential, REIT	26,840	492,514
Everest Re Group, Ltd.	36,413	2,578,040
General Growth Properties, Inc., REIT	84,505	59,999
Humana, Inc. *	17,793	464,041
Invesco, Ltd.	67,318	933,027
Lincoln National Corp.	51,343	343,485
M&T Bank Corp. (a)	7,706	348,619
Marsh & McLennan Companies, Inc.	40,742	825,026
PartnerRe, Ltd.	36,996	2,296,342
The St. Joe Company * (a)	24,715	413,729
Ventas, Inc., REIT	16,677	377,067

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Willis Group Holdings, Ltd.	38,722	$851,884
XL Capital, Ltd., Class A (a)	261,128	1,425,759

		17,562,076
Industrial - 14.99%
A.O. Smith Corp.	23,903	601,878
AGCO Corp. *	19,275	377,790
Celestica, Inc. *	167,176	595,147
Cemex SA de CV, SADR * (a)	81,181	507,381
Chicago Bridge & Iron Company N.V.	32,285	202,427
Cooper Industries, Ltd., Class A	55,255	1,428,894
CSX Corp.	28,754	743,291
Cummins, Inc.	15,475	393,839
Eaton Corp.	44,428	1,637,616
Fluor Corp.	10,451	361,082
Foster Wheeler AG *	19,706	344,264
Goodrich Corp.	29,906	1,133,138
Ingersoll-Rand Company, Ltd., Class A	53,609	739,804
Insituform Technologies, Inc., Class A *	9,700	151,708
Jacobs Engineering Group, Inc. *	13,031	503,778
Kansas City Southern *	45,095	573,157
KBR, Inc.	19,723	272,375
Manitowoc Company, Inc.	65,332	213,636
McDermott International, Inc. *	23,118	309,550
Parker-Hannifin Corp.	20,988	713,172
Rockwell Automation, Inc.	17,072	372,852
Stanley Works	27,939	813,584
Terex Corp. *	25,231	233,387

		13,223,750
Technology - 7.83%
Adobe Systems, Inc. *	25,136	537,659
Agilent Technologies, Inc. *	38,151	586,381
ASML Holding NV (a)	32,609	570,984
Autodesk, Inc. *	29,637	498,198
BMC Software, Inc. *	26,361	869,913
Lam Research Corp. *	26,942	613,469
LSI Logic Corp. *	228,466	694,537
Maxim Integrated Products, Inc.	70,707	934,039
Microchip Technology, Inc. (a)	46,395	983,110
Micron Technology, Inc. * (a)	151,556	615,317

		6,903,607
Utilities - 6.73%
Allegheny Energy, Inc.	41,388	958,960
DTE Energy Company	23,011	637,405
Pepco Holdings, Inc.	78,580	980,678
Pinnacle West Capital Corp.	14,946	396,966
Sempra Energy	38,949	1,801,002
Wisconsin Energy Corp. (a)	28,191	1,160,623

		5,935,634

TOTAL COMMON STOCKS (Cost $106,677,861)		$84,516,689

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.30%
Communications - 0.30%
Qwest Communications International, Inc.
3.50% due 11/15/2025	$289,000	$267,474

TOTAL CONVERTIBLE BONDS (Cost $390,873)		$267,474

SHORT TERM INVESTMENTS - 15.50%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$4,800,000	$4,800,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	8,876,871	8,876,871

TOTAL SHORT TERM INVESTMENTS
(Cost $13,676,871)		$13,676,871

Total Investments (Mid Cap Value Equity Trust)
(Cost $120,745,605) - 111.62%		$98,461,034
Liabilities in Excess of Other Assets - (11.62)%		(10,253,810)

TOTAL NET ASSETS - 100.00%		$88,207,224

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.25%
Basic Materials - 7.20%
Alcoa, Inc.	376,500	$2,763,510
AngloGold Ashanti, Ltd., SADR	25,700	944,732
Biogen Idec, Inc. *	20,000	1,048,400
Domtar Corp. *	421,800	400,710
Franco-Nevada Corp.	35,600	768,643
Franco-Nevada Corp.	65,600	1,416,269
Freeport-McMoRan Copper & Gold, Inc.,
Class B	64,000	2,439,040
Gold Fields, Ltd., SADR	80,100	908,334
International Flavors & Fragrances, Inc.	78,400	2,388,064
International Paper Company	82,000	577,280
Temple-Inland, Inc.	92,400	496,188
Weyerhaeuser Company	220,900	6,090,213

		20,241,383
Communications - 6.58%
Cablevision Systems Corp., Class A	7,200	93,168
Cox Radio, Inc., Class A *	31,400	128,740
Discovery Communications, Inc., Series A *	34,850	558,297
Discovery Communications, Inc., Series C *	52,450	768,392
DISH Network Corp. *	168,600	1,873,146
Expedia, Inc. *	106,700	968,836
Meredith Corp.	219,500	3,652,480
Motorola, Inc.	487,700	2,062,971
Scripps Networks Interactive, Inc., Class A	112,400	2,530,124
Telephone & Data Systems, Inc. - Special
Shares	109,000	2,577,850
Telephone & Data Systems, Inc.	30,000	795,300
The Washington Post Company, Class B	5,800	2,071,180
Time Warner Cable, Inc. * (a)	17,367	430,710

		18,511,194

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical - 10.25%
Bed Bath & Beyond, Inc. * (a)	76,600	$1,895,850
BorgWarner, Inc. (a)	110,500	2,243,150
CarMax, Inc. * (a)	77,200	960,368
Cintas Corp.	74,800	1,849,056
Family Dollar Stores, Inc.	25,200	840,924
Harman International Industries, Inc.	20,300	274,659
Hasbro, Inc.	55,600	1,393,892
International Game Technology	82,300	758,806
Mattel, Inc.	366,800	4,229,204
Scholastic Corp.	77,024	1,160,752
Southwest Airlines Company	746,500	4,725,345
The Gap, Inc.	381,200	4,951,788
Tiffany & Company	60,900	1,313,004
TJX Companies, Inc.	68,100	1,746,084
TRW Automotive Holdings Corp. *	152,300	490,406

		28,833,288
Consumer, Non-cyclical - 19.24%
Alberto-Culver Company	145,700	3,294,277
Boston Scientific Corp. *	258,600	2,055,870
Brown Forman Corp., Class B	27,600	1,071,708
Career Education Corp. * (a)	116,900	2,800,924
Coca-Cola Enterprises, Inc.	341,092	4,499,003
Equifax, Inc.	43,600	1,066,020
Estee Lauder Companies, Inc., Class A	84,600	2,085,390
Fortune Brands, Inc.	132,800	3,260,240
Healthsouth Corp. * (a)	367,560	3,263,933
Hershey Company	130,300	4,527,925
Hormel Foods Corp.	41,200	1,306,452
J.M. Smucker Company	21,700	808,759
Lincare Holdings, Inc. *	150,700	3,285,260
Manpower, Inc.	110,900	3,496,677
McCormick & Company, Inc.	50,600	1,496,242
Mead Johnson Nutrition Company *	24,500	707,315
OSI Pharmaceuticals, Inc. *	7,000	267,820
Sepracor, Inc. *	53,300	781,378
St. Jude Medical, Inc. *	56,900	2,067,177
Stryker Corp.	46,000	1,565,840
Sysco Corp.	190,400	4,341,120
Tootsie Roll Industries, Inc. (a)	54,461	1,182,902
Valeant Pharmaceuticals International * (a)	4,895	87,082
Weight Watchers International, Inc.	132,550	2,458,803
Whole Foods Market, Inc. (a)	77,600	1,303,680
Zimmer Holdings, Inc. *	28,400	1,036,600

		54,118,397
Energy - 9.23%
Baker Hughes, Inc.	22,000	628,100
BJ Services Company	272,700	2,713,365
Cimarex Energy Company	148,800	2,734,944
Duke Energy Corp.	170,800	2,445,856
Murphy Oil Corp.	119,600	5,354,492
Nexen, Inc. (a)	292,100	4,954,016
Petro-Canada	184,700	4,909,326
Williams Companies, Inc.	194,000	2,207,720

		25,947,819

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial - 18.27%
Allstate Corp.	5,500	$105,325
Arthur J. Gallagher & Company	44,000	748,000
Axis Capital Holdings, Ltd.	66,500	1,498,910
CIGNA Corp.	119,000	2,093,210
Cincinnati Financial Corp.	121,400	2,776,418
Commerce Bancshares, Inc.	119,256	4,328,993
Discover Financial Services	472,600	2,982,106
First American Corp.	71,300	1,890,163
First Horizon National Corp.	78,551	843,637
First Niagara Financial Group, Inc.	279,100	3,042,190
Janus Capital Group, Inc.	519,600	3,455,340
KeyCorp	250,300	1,969,861
Marsh & McLennan Companies, Inc.	164,800	3,337,200
Montpelier Re Holdings, Ltd.	98,200	1,272,672
Northern Trust Corp.	61,300	3,666,966
OneBeacon Insurance Group, Ltd.	97,900	945,714
Progressive Corp. *	258,100	3,468,864
Prudential Financial, Inc.	51,800	985,236
The St. Joe Company * (a)	169,900	2,844,126
The Travelers Companies, Inc.	45,817	1,862,003
Valley National Bancorp (a)	156,492	1,935,806
WestAmerica Bancorp (a)	78,100	3,558,236
Willis Group Holdings, Ltd.	34,500	759,000
Wilmington Trust Corp.	104,100	1,008,729

		51,378,705
Industrial - 5.10%
AVX Corp.	268,800	2,440,704
Dover Corp.	46,900	1,237,222
Molex, Inc.	308,200	3,895,648
Nalco Holding Company	167,500	2,189,225
National Instruments Corp.	74,700	1,393,155
Rockwell Collins, Inc.	4,500	146,880
Tyco Electronics, Ltd.	192,000	2,119,680
Waters Corp. *	25,100	927,445

		14,349,959
Technology - 6.74%
ASML Holding NV	75,493	1,321,882
Automatic Data Processing, Inc.	22,900	805,164
Electronic Arts, Inc. *	116,900	2,126,411
Fairchild Semiconductor International, Inc. *	148,600	554,278
Novellus Systems, Inc. *	280,500	4,664,715
Seagate Technology	434,700	2,612,547
Synopsys, Inc. *	67,100	1,390,983
Teradyne, Inc. *	162,200	710,436
Total Systems Services, Inc.	254,986	3,521,357
Xilinx, Inc.	65,300	1,251,148

		18,958,921
Utilities - 6.64%
Ameren Corp.	73,500	1,704,465
Constellation Energy Group, Inc.	61,000	1,260,260
Integrys Energy Group, Inc.	52,700	1,372,308
Mirant Corp. *	345,000	3,933,000
NiSource, Inc.	119,900	1,175,020
NRG Energy, Inc. *	131,900	2,321,440
Pinnacle West Capital Corp.	158,600	4,212,416

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
PNM Resources, Inc.	170,300	$1,406,678
Teco Energy, Inc.	116,800	1,302,320

		18,687,907

TOTAL COMMON STOCKS (Cost $275,251,003)		$251,027,573

CONVERTIBLE BONDS - 1.33%
Basic Materials - 0.25%
Alcoa, Inc.
5.25% due 03/15/2014	520,000	695,032

Communications - 0.32%
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	1,916,000	893,335

Consumer, Cyclical - 0.25%
Newell Rubbermaid, Inc.
5.50% due 03/15/2014	627,000	701,695

Consumer, Non-cyclical - 0.04%
Henry Schein, Inc.
3.00% due 08/15/2034	118,000	125,080

Financial - 0.31%
Prudential Financial, Inc.
0.00% due 12/15/2037 (b)	881,000	867,785

Industrial - 0.08%
Ingersoll-Rand Company, Ltd.
4.50% due 04/15/2012	218,000	240,716

Technology - 0.08%
Teradyne, Inc., Series TER
4.50% due 03/15/2014	207,000	225,878

TOTAL CONVERTIBLE BONDS (Cost $4,390,582)		$3,749,521

SHORT TERM INVESTMENTS - 14.01%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$14,695,689	$14,695,689
T. Rowe Price Reserve Investment Fund,
0.3436%	24,684,898	24,706,587

TOTAL SHORT TERM INVESTMENTS
(Cost $39,402,276)		$39,402,276

REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,559,004 on 04/01/2009,
collateralized by $1,435,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $1,591,056, including
interest)	$1,559,000	$1,559,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,559,000)		$1,559,000

Total Investments (Mid Value Trust)
(Cost $320,602,861) - 105.15%		$295,738,370
Liabilities in Excess of Other Assets - (5.15)%		(14,480,351)

TOTAL NET ASSETS - 100.00%		$281,258,019

Money Market Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.95%
Federal Home Loan Bank - 12.30%
0.41% due 09/23/2009	$29,919,000	$29,859,370
0.42% due 05/11/2009	36,524,000	36,506,955
0.44% due 09/16/2009	25,000,000	24,948,667
0.50% due 06/22/2009	101,618,000	101,502,268
0.53% due 07/28/2009	60,000,000	59,895,767
0.54% due 07/28/2009	40,000,000	39,929,200
0.64% due 05/04/2009	150,000,000	150,000,000
0.80% due 05/04/2009	80,000,000	80,000,000
0.90% due 06/01/2009	19,820,000	19,789,774
1.089% due 04/27/2009	150,000,000	150,000,000
1.20% due 04/22/2009	14,000,000	13,990,200

		706,422,201

Federal Home Loan Mortgage Corp. - 12.04%
0.30% due 06/15/2009	40,000,000	39,975,000
0.33% due 04/20/2009	780,000	779,864
0.40% due 08/17/2009	31,852,000	31,803,160
0.45% due 06/15/2009	3,974,000	3,970,275
0.46% due 06/22/2009	56,067,000	56,008,254
0.50% due 08/11/2009	50,000,000	49,908,333
0.80% due 06/25/2009	40,000,000	39,924,445
0.90% due 06/26/2009	25,100,000	25,046,035
1.10% due 04/08/2009 to 05/06/2009	91,065,000	90,997,350
1.15% due 05/13/2009	22,840,000	22,809,357
1.20% due 05/29/2009	50,000,000	49,903,333
1.25% due 05/18/2009	80,000,000	80,000,000
1.353% due 06/09/2009	200,000,000	200,046,000

		691,171,406

Federal National Mortgage
Association - 13.61%
0.50% due 07/16/2009 to 07/27/2009	102,665,000	102,501,225
0.59% due 09/01/2009	100,000,000	99,749,250
0.65% due 09/01/2009	96,790,000	96,522,617
0.79% due 05/11/2009	150,000,000	150,000,000
1.05% due 04/27/2009	92,540,000	92,469,824
1.10% due 05/07/2009 to 07/20/2009	149,845,000	149,440,383
1.15% due 06/03/2009	90,740,000	90,557,386

		781,240,685

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,178,834,292)	$ 2,178,834,292

COMMERCIAL PAPER - 48.36%
Consumer, Non-cyclical - 2.18%
Coca-Cola Company
0.25% due 04/07/2009	75,000,000	74,996,875
0.35% due 04/06/2009	50,000,000	49,997,569

		124,994,444

Financial - 46.18%
Abbey National North America LLC
0.27% due 04/02/2009	27,775,000	27,774,792
0.34% due 05/29/2009	29,875,000	29,858,635
1.00% due 04/13/2009	50,000,000	49,983,333
American Honda Finance Corp.
0.40% due 04/06/2009	21,000,000	20,998,833
0.60% due 04/07/2009	30,000,000	29,997,000
0.70% due 05/04/2009 to 06/02/2009	39,000,000	38,969,900

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Financial (continued)
Bank of America Corp.
1.474% due 04/30/2009	75,000,000	$75,000,000
Bank of Nova Scotia
0.54% due 04/21/2009	45,910,000	45,896,227
0.67% due 06/02/2009	62,475,000	62,402,911
0.69% due 06/08/2009	50,000,000	49,934,833
0.70% due 05/04/2009	50,000,000	49,967,917
Barclays Bank PLC
1.35% due 06/08/2009	75,000,000	75,000,000
BMW US Capital LLC
0.40% due 04/02/2009	25,000,000	24,999,722
BNP Paribas Financial, Inc.
0.55% due 04/09/2009	30,000,000	29,996,333
0.60% due 04/08/2009	13,600,000	13,598,413
0.61% due 05/26/2009	30,220,000	30,191,837
0.62% due 05/11/2009	50,000,000	49,965,556
0.73% due 04/06/2009	47,900,000	47,895,144
1.08% due 07/13/2009	50,000,000	49,845,500
BTM Capital Corp.
1.05% due 04/01/2009	75,000,000	75,000,000
1.07% due 04/01/2009	13,230,000	13,230,000
CAFCO LLC
0.70% due 04/20/2009	38,500,000	38,485,776
0.75% due 04/22/2009 to 05/11/2009	81,900,000	81,844,377
0.85% due 05/18/2009	56,785,000	56,721,984
0.95% due 06/08/2009	75,000,000	74,865,417
Citibank NA
1.10% due 06/04/2009	75,000,000	75,000,000
Citigroup Funding, Inc.
0.972% due 04/30/2009	75,000,000	75,000,000
1.504% due 04/30/2009	69,200,000	69,200,000
General Electric Capital Corp.
1.531% due 06/12/2009	100,000,000	100,000,000
GOVCO LLC
0.85% due 04/27/2009 to 05/26/2009	19,170,000	19,155,527
0.90% due 05/18/2009 to 06/16/2009	160,300,000	160,094,180
0.93% due 06/23/2009	40,000,000	39,914,233
ING US Funding LLC
0.47% due 04/13/2009	50,000,000	49,992,167
0.57% due 04/14/2009	40,000,000	39,991,767
0.58% due 04/13/2009	6,894,000	6,892,667
0.60% due 04/09/2009	50,000,000	49,993,333
0.79% due 05/19/2009	47,300,000	47,250,177
1.32% due 04/03/2009	50,000,000	49,996,333
Lloyds TSB Bank PLC
1.01% due 04/09/2009	30,000,000	29,993,267
1.09% due 04/09/2009	50,000,000	49,987,889
1.15% due 04/09/2009	25,000,000	24,993,611
Morgan Stanley
1.525% due 06/12/2009	75,000,000	75,000,000
National Australia Funding
0.74% due 04/06/2009	50,000,000	49,994,861
Rabobank USA Financial Company
0.65% due 06/04/2009	8,265,000	8,255,449
Societe Generale North America
0.55% due 05/26/2009	60,000,000	59,949,583
0.63% due 04/14/2009	450,000	449,898
0.70% due 05/01/2009	25,170,000	25,155,318
0.72% due 04/27/2009	25,000,000	24,987,000

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Financial (continued)
Societe Generale North America (continued)
0.82% due 04/13/2009	30,000,000	$29,991,800
UBS Finance Delaware LLC
0.50% due 04/02/2009	8,000,000	7,999,889
0.98% due 04/27/2009	28,080,000	28,060,126
1.00% due 05/26/2009	23,000,000	22,964,861
1.01% due 05/04/2009	75,000,000	74,930,563
1.24% due 04/09/2009	75,000,000	74,979,333
1.33% due 04/02/2009	30,000,000	29,998,892
Wells Fargo & Company
1.44% due 06/15/2009	40,000,000	40,000,000
Westpac Banking Corp.
0.58% due 06/25/2009	25,000,000	24,965,764
0.78% due 07/13/2009	43,850,000	43,752,141

		2,651,315,069

TOTAL COMMERCIAL PAPER (Cost $2,776,309,513)		$2,776,309,513

U.S. TREASURY OBLIGATIONS - 14.33%
U.S. Treasury Bills - 14.33%
U.S. Treasury Bills
0.49% due 10/22/2009	75,000,000	74,791,750
0.51% due 12/17/2009	80,000,000	79,705,333
0.58% due 11/19/2009	75,000,000	74,719,667
0.64% due 10/22/2009	100,000,000	99,637,333
0.91% due 10/22/2009	70,000,000	69,639,033
1.07% due 07/02/2009	100,000,000	99,726,556
1.08% due 07/30/2009	50,000,000	49,820,000
1.11% due 07/30/2009	75,000,000	74,722,500
1.12% due 04/09/2009	50,000,000	49,987,556
1.21% due 04/23/2009	50,000,000	49,963,028
1.28% due 04/29/2009	50,000,000	49,950,222
1.575% due 04/23/2009	50,000,000	49,951,875

		822,614,853

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $822,614,853)		$822,614,853

Total Investments (Money Market Trust)
(Cost $5,777,758,658) - 100.64%		$5,777,758,658
Liabilities in Excess of Other Assets - (0.64)%		(36,828,766)

TOTAL NET ASSETS - 100.00%		$5,740,929,892

Money Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.75%
Federal Home Loan Bank - 14.79%
0.64% due 05/04/2009	$30,000,000	$30,000,000
0.80% due 05/04/2009	27,000,000	27,000,000
1.089% due 04/27/2009	40,000,000	40,000,000
0.53% due 07/28/2009	45,000,000	44,921,825

		141,921,825

Federal Home Loan Mortgage Corp. - 6.18%
1.25% due 05/18/2009	20,000,000	20,000,000

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
0.35% due 06/25/2009 to 07/24/2009	$39,323,000	$39,284,774

		59,284,774

Federal National Mortgage
Association - 9.78%
0.79% due 05/11/2009	30,000,000	30,000,000
0.55% due 08/17/2009	30,000,000	29,936,750
1.15% due 06/03/2009	34,036,000	33,967,503

		93,904,253

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $295,110,852)		$295,110,852

COMMERCIAL PAPER - 49.37%
Financial - 49.37%
American Honda Finance Corp.
0.50% due 04/07/2009	20,000,000	19,998,333
0.55% due 04/21/2009	10,000,000	9,996,944
Bank of America Corp.
1.4743% due 04/30/2009	15,000,000	15,000,000
Bank of Nova Scotia
0.55% due 04/02/2009	30,000,000	29,999,542
0.57% due 06/25/2009	15,000,000	14,979,812
Barclays Bank PLC
1.35% due 06/08/2009	20,000,000	20,000,000
BNP Paribas Finance, Inc.
0.63% due 04/13/2009	5,000,000	4,998,950
0.75% due 06/19/2009	10,000,000	9,983,542
0.86% due 06/16/2009	25,000,000	24,954,611
BTM Capital Corp.
1.05% due 04/01/2009	25,000,000	25,000,000
Cafco LLC
0.75% due 04/22/2009	15,000,000	14,993,437
0.95% due 06/03/2009	30,000,000	29,950,125
Citibank NA
1.10% due 06/04/2009	10,000,000	10,000,000
Citigroup Funding, Inc.
0.973% due 04/30/2009	15,000,000	15,000,000
1.504% due 04/30/2009	13,800,000	13,800,000
Govco LLC
0.85% due 05/04/2009	20,000,000	19,984,417
0.90% due 05/26/2009	25,000,000	24,965,625
ING US Funding LLC
0.58% due 04/13/2009	25,000,000	24,995,167
Royal Bank of Canada
0.55% due 06/08/2009	28,330,000	28,300,568
Societe Generale North America
0.69% due 06/24/2009	16,000,000	15,974,240
0.80% due 04/09/2009	10,330,000	10,328,164
Toronto Dominion Holdings USA, Inc.
0.35% due 07/01/2009	16,613,000	16,598,302
UBS Finance Delaware
1.18% due 04/13/2009	42,000,000	41,983,480

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Financial (continued)
Westpac Banking Corp.
0.66% due 06/11/2009	32,135,000	$32,093,171

		473,878,430

TOTAL COMMERCIAL PAPER (Cost $473,878,430)		$473,878,430

U.S. TREASURY OBLIGATIONS - 20.78%
U.S. Treasury Bills - 20.78%
U.S. Treasury Bills
0.49% due 10/22/2009	20,000,000	19,944,467
0.51% due 12/17/2009	20,000,000	19,926,333
0.58% due 11/19/2009	15,000,000	14,943,933
0.64% due 10/22/2009	20,000,000	19,927,467
0.91% due 10/22/2009	20,000,000	19,896,867
1.07% due 07/02/2009	20,000,000	19,945,311
1.08% due 07/30/2009	15,000,000	14,946,000
1.11% due 07/30/2009	15,000,000	14,944,500
1.12% due 04/09/2009	10,000,000	9,997,511
1.21% due 04/23/2009	15,000,000	14,988,908
1.28% due 04/29/2009	15,000,000	14,985,067
1.575% due 04/23/2009	15,000,000	14,985,562

		199,431,926

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,431,926)		$199,431,926

Total Investments (Money Market Trust B)
(Cost $968,421,208) - 100.90%		$968,421,208
Liabilities in Excess of Other Assets - (0.90)%		(8,659,095)

TOTAL NET ASSETS - 100.00%		$959,762,113

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 83.08%
Bermuda - 1.26%
Tyco Electronics, Ltd.	188,475	$2,080,764
Tyco International, Ltd. *	134,404	2,628,942

		4,709,706
Canada - 0.19%
ACE Aviation Holdings, Inc. *	68,699	302,411
MDS, Inc. *	90,598	424,678

		727,089
Denmark - 0.94%
A P Moller Maersk AS	506	2,223,503
Carlsberg AS, B Shares	31,469	1,292,229

		3,515,732
France - 3.93%
BNP Paribas SA	70	2,888
Carrefour SA	106,103	4,139,072
GDF Suez	59,315	2,034,183
Groupe DANONE	45,024	2,191,024
Pernod-Ricard SA	68,767	3,832,351

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Total SA	50,814	$2,512,720

		14,712,238
Germany - 3.81%
Daimler AG (a)	47,826	1,204,992
E.ON AG	179,613	4,981,400
Linde AG	59,182	4,018,339
Siemens AG	71,118	4,060,094

		14,264,825
Hong Kong - 0.46%
Link, REIT	877,148	1,741,410
Italy - 0.38%
Intesa Sanpaolo SpA	511,521	1,406,927
Japan - 0.74%
Japan Tobacco, Inc.	1,043	2,788,131
Netherlands - 3.59%
Koninklijke (Royal) KPN NV	250,850	3,349,108
Koninklijke (Royal) Philips Electronics NV (a)	149,340	2,210,552
Koninklijke DSM NV (a)	80,114	2,108,010
Royal Dutch Shell PLC, A Shares	202,455	4,516,578
TNT Post Group NV	73,466	1,259,234

		13,443,482
Norway - 1.52%
Orkla ASA	830,724	5,698,767
Singapore - 0.48%
Keppel Corp., Ltd.	548,210	1,811,209
South Korea - 0.50%
KT&G Corp.	34,000	1,876,695
Spain - 0.93%
Telefonica SA	174,074	3,471,262
Sweden - 0.36%
SKF AB, B Shares	156,548	1,355,081
Switzerland - 4.59%
Nestle SA	222,022	7,500,868
Novartis AG	81,099	3,068,262
Transocean, Ltd. *	80,110	4,713,672
Zurich Financial Services AG	12,037	1,902,367

		17,185,169
United Kingdom - 6.64%
Anglo American PLC	97,386	1,658,352
BP PLC	323,052	2,166,187
British American Tobacco PLC	420,979	9,724,982
Cadbury PLC	442,400	3,337,025
Imperial Tobacco Group PLC	356,237	8,000,513
Mondi, Ltd.	1,026	2,990

		24,890,049
United States - 52.76%
ACE, Ltd.	88,152	3,561,341
AK Steel Holding Corp.	59,509	423,704
Alexander's, Inc., REIT *	9,783	1,666,828
Alleghany Corp. *	5,697	1,542,837
Alliance Data Systems Corp. * (a)	78,158	2,887,938

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Altria Group, Inc.	303,155	$4,856,543
ArcelorMittal (a)	70,781	1,418,451
Baker Hughes, Inc.	54,616	1,559,287
Berkshire Hathaway, Inc., Class B *	5,045	14,226,900
Brown Forman Corp., Class B	35,128	1,364,020
Cerberus Investors I LLC * (e)	384,193	105,653
Cerberus Investors II LLC * (e)	384,193	105,653
Cerberus Investors III LLC * (e)	192,097	52,827
CIT Group, Inc.	3,410	9,719
Cliffs Natural Resources, Inc. (a)	61,671	1,119,945
Coca-Cola Enterprises, Inc.	113,455	1,496,471
Comcast Corp., Special Class A	754,558	9,711,162
Community Health Systems, Inc. *	58,797	901,946
Conseco, Inc. *	111,954	102,998
Constellation Energy Group, Inc.	125,291	2,588,512
CVS Caremark Corp.	361,666	9,942,198
Dana Holding Corp. *	1,761	810
Dell, Inc. *	523,555	4,963,301
Delta Air Lines, Inc. *	119,895	675,009
Diebold, Inc.	23,252	496,430
Domtar Corp. *	471,524	447,948
Dr Pepper Snapple Group, Inc. *	212,325	3,590,416
Eastman Kodak Company	252,056	957,813
Entergy Corp.	30,947	2,107,181
Exelon Corp.	77,130	3,500,931
Exterran Holdings, Inc. * (a)	63,948	1,024,447
Federal Signal Corp.	70,426	371,145
Forestar Real Estate Group, Inc. * (a)	42,160	322,524
GenCorp, Inc. *	55,258	117,147
General Mills, Inc.	56,709	2,828,645
Goodyear Tire & Rubber Company *	163,695	1,024,731
Guaranty Bancorp *	21,927	38,372
H & R Block, Inc.	79,082	1,438,502
Harley-Davidson, Inc. (a)	48,256	646,148
Hillenbrand, Inc.	42,363	678,232
International Paper Company	359,202	2,528,782
Kraft Foods, Inc., Class A	269,329	6,003,343
Kroger Company	235,082	4,988,440
Lear Corp. *	66,751	50,063
Lorillard, Inc.	19,977	1,233,380
LSI Logic Corp. *	924,127	2,809,346
Marathon Oil Corp.	201,743	5,303,824
Mattel, Inc.	460,025	5,304,088
Maxim Integrated Products, Inc.	215,400	2,845,434
MeadWestvaco Corp.	35,304	423,295
Microsoft Corp.	500,368	9,191,760
Motorola, Inc.	697,600	2,950,848
News Corp., Class A	849,030	5,620,579
Noble Energy, Inc.	33,497	1,804,818
NRG Energy, Inc. *	29,900	526,240
Old Republic International Corp.	225,700	2,442,074
Owens Corning, Inc. *	124,749	1,127,731
Parker-Hannifin Corp.	43,785	1,487,814
Philip Morris International, Inc.	60,016	2,135,369
Pride International, Inc. *	66,139	1,189,179
Qwest Communications International, Inc. (a)	2,117,388	7,241,467

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Reynolds American, Inc.	156,038	$5,592,402
Schering-Plough Corp.	192,181	4,525,863
Temple-Inland, Inc.	114,303	613,807
Tenet Healthcare Corp. *	739,009	857,250
The St. Joe Company * (a)	34,217	572,793
The Travelers Companies, Inc.	52,505	2,133,803
Time Warner Cable, Inc. *	47,013	1,165,914
Time Warner, Inc. *	187,294	3,614,774
United Technologies Corp.	101,179	4,348,673
Valeant Pharmaceuticals International *	80,266	1,427,932
Ventas, Inc., REIT	38,039	860,062
Viacom, Inc., Class B *	203,018	3,528,453
Virgin Media, Inc.	288,797	1,386,226
Wal-Mart Stores, Inc.	56,466	2,941,879
Weyerhaeuser Company	233,479	6,437,016
White Mountains Insurance Group, Ltd.	20,381	3,503,698
Wyeth	21,230	913,739
Yahoo!, Inc. *	91,593	1,173,306

		197,680,129

TOTAL COMMON STOCKS (Cost $512,781,722)		$311,277,901

PREFERRED STOCKS - 0.00%
United States - 0.00%
Dana Holding Corp., Series B *	150	19

TOTAL PREFERRED STOCKS (Cost $15,000)		$19

TERM LOANS - 3.18%
United States - 3.18%
Boston Generating LLC
2.7288% due 12/21/2013 (b)	363,800	215,386
3.6369% due 12/21/2013 (b)	82,367	48,765
3.6369% due 12/21/2013 (b)	23,043	13,642
Calpine Corp.
6.645% due 03/29/2014 (b)	5,196,964	3,956,189
Charter Communications Operating LLC
3.36% due 03/06/2014 (b)	2,917,627	2,696,375
8.50% due 03/06/2014 (b)	513,905	419,047
First Data Corp.
3.2719% due 09/24/2014 (b)	603,238	405,007
3.2719% due 09/24/2014 (b)	158,197	106,212
3.2719% due 09/24/2014 (b)	646,419	433,998
Quebecor World, Inc.
8.25% due 07/21/2009 (b)	672,985	569,794
Realogy Corp.
2.7682% due 10/10/2013 (b)	77,039	43,758
3.5182% due 10/10/2013 (b)	51,867	29,460
3.5182% due 10/10/2013 (b)	286,104	162,507
5.6788% due 10/10/2013 (b)	833,300	473,315
Spectrum Brands, Inc., Letter of Credit
0.00% due 04/01/2013 (j)	6,811	4,842
Spectrum Brands, Inc., Term Loan B
0.00% due 04/01/2013 (j)	110,571	78,597
Texas Competitive Electric Holdings Company LLC
4.0033% due 10/10/2014 (b)	1,065,379	700,653
4.0331% due 10/10/2014 (b)	2,046,412	1,345,835

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
United States (continued)
Texas Competitive Electric Holdings Company LLC
(continued)
4.0331% due 10/10/2014 (b)	$328,333	$215,930

		11,919,312

TOTAL TERM LOANS (Cost $12,013,612)		$11,919,312

CORPORATE BONDS - 0.06%
United States - 0.06%
Cerberus Investors I LLC
12.00% due 07/31/2014 (b)(e)	337,200	92,730
Cerberus Investors II LLC
12.00% due 07/31/2014 (b)(e)	337,200	92,730
Cerberus Investors III LLC
12.00% due 07/31/2014 (b)(e)	168,600	46,365
Northwest Airlines
zero coupon due 01/16/2017 ^	170,000	107
Tropicana Entertainment LLC
9.625% due 12/15/2014 ^	1,180,000	2,950
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 ^	33,000	2,640

		237,522

TOTAL CORPORATE BONDS (Cost $1,724,825)		$237,522

SPECIAL PURPOSE VEHICLESS - 0.21%
United States - 0.21%
Pontus I Trust
3.2719% due 07/28/2009 (b)(e)	771,632	755,605
Pontus II Trust
8.2563% due 06/25/2009 (b)(e)	122,372	30,056

		785,661

TOTAL SPECIAL PURPOSE VEHICLESS
(Cost $1,428,558)		$785,661

SHORT TERM INVESTMENTS - 18.41%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009 to
12/01/2009	$27,000,000	$26,896,648
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	18,090,359	18,090,359

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 04/09/2009 to
09/24/2009	$24,000,000	$23,981,301

TOTAL SHORT TERM INVESTMENTS
(Cost $68,930,072)		$68,968,308

Total Investments (Mutual Shares Trust)
(Cost $596,893,789) - 104.94%		$393,188,723
Liabilities in Excess of Other Assets - (4.94)%		(18,519,336)

TOTAL NET ASSETS - 100.00%		$374,669,387

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Food & Beverages	10.08%
Tobacco	9.66%
Cable & Television	5.18%
Insurance	4.05%
Holdings Companies/Conglomerates	3.88%

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.96%
Basic Materials - 23.45%
Alumina, Ltd.	1,926,907	$1,736,851
Anglo American PLC	116,758	1,988,231
Anglo Platinum, Ltd.	109,992	5,530,787
AngloGold Ashanti, Ltd., SADR	163,165	5,997,946
ArcelorMittal (a)	188,194	3,771,408
Barrick Gold Corp.	129,872	4,210,450
Cameco Corp. (a)	317,878	5,457,965
Companhia Vale Do Rio Doce, SADR	926,696	10,453,131
Compania de Minas Buenaventura SA, ADR	37,700	904,046
Gold Fields, Ltd.	386,803	4,345,006
POSCO, SADR (a)	55,900	3,735,797
Sumitomo Metal Industries, Ltd.	1,332,000	2,703,274
Vedanta Resources PLC	440,447	4,270,091
Xstrata PLC	479,718	3,217,934

		58,322,917
Energy - 73.51%
Baker Hughes, Inc.	159,300	4,548,015
BP PLC, SADR	219,173	8,788,837
Canadian Natural Resources, Ltd.	280,867	10,895,626
Chesapeake Energy Corp.	390,600	6,663,636
ConocoPhillips Company	58,059	2,273,590
CONSOL Energy, Inc.	234,014	5,906,513
Denbury Resources, Inc. *	384,700	5,716,642
Devon Energy Corp.	82,300	3,677,987
EnCana Corp.	210,408	8,611,241
Eni SpA, SADR	73,100	2,801,192
EOG Resources, Inc.	193,931	10,619,662
EQT Corp.	174,240	5,458,939
Exxon Mobil Corp.	98,595	6,714,319

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Gazprom OAO, SADR - Ordinary Shares	520,339	$7,710,313
Halliburton Company	196,398	3,038,277
Lukoil Oil Company, ADR	70,573	2,635,902
Marathon Oil Corp.	206,372	5,425,520
Newfield Exploration Company *	139,848	3,174,550
Noble Energy, Inc.	83,036	4,473,980
Peabody Energy Corp.	151,100	3,783,544
Petro-Canada	161,969	4,351,118
Petroleo Brasileiro SA, ADR	355,204	10,823,066
Reliance Industries, Ltd., GDR (a)	61,197	3,665,205
Royal Dutch Shell PLC, ADR	198,231	8,781,633
Suncor Energy, Inc. - CAD	353,386	7,887,280
Talisman Energy, Inc.	376,002	3,981,303
Total SA, ADR	183,438	8,999,468
Ultra Petroleum Corp. *	83,800	3,007,582
Valero Energy Corp.	288,034	5,155,809
Weatherford International, Ltd. *	222,600	2,464,182
Williams Companies, Inc.	229,800	2,615,124
XTO Energy, Inc.	267,442	8,189,074

		182,839,129

TOTAL COMMON STOCKS (Cost $381,751,115)		$241,162,046

PREFERRED STOCKS - 0.22%
Basic Materials - 0.22%
Anglo Platinum, Ltd., 6.38% * (i)	31,852	539,324

TOTAL PREFERRED STOCKS (Cost $805,818)		$539,324

SHORT TERM INVESTMENTS - 5.01%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$12,465,608	$12,465,608

TOTAL SHORT TERM INVESTMENTS
(Cost $12,465,608)		$12,465,608

REPURCHASE AGREEMENTS - 0.96%
Bank of New York Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.24% to be
repurchased at $2,400,016 on
4/1/2009, collateralized by
$3,597,295 Federal National
Mortgage Association, 5% due
03/01/2035 (valued at $2,448,000,
including interest)	$2,400,000	$2,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,400,000)		$2,400,000

Total Investments (Natural Resources Trust)
(Cost $397,422,541) - 103.15%		$256,566,978
Liabilities in Excess of Other Assets - (3.15)%		(7,833,114)

TOTAL NET ASSETS - 100.00%		$248,733,864

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.62%
Basic Materials - 3.65%
Anglo American PLC, ADR	788,793	$6,728,404
Ashland, Inc.	604,156	6,240,932
E.I. Du Pont de Nemours & Company	82,907	1,851,313
Innophos Holdings, Inc.	348,208	3,927,786
Rio Tinto PLC, SADR (a)	93,017	12,469,859
United States Steel Corp. (a)	236,674	5,000,922

		36,219,216
Communications - 8.91%
Amazon.com, Inc. *	134,423	9,872,025
AT&T, Inc.	381,277	9,608,180
Blue Coat Systems, Inc. *	103,220	1,239,672
CenturyTel, Inc. (a)	469,089	13,190,783
Cisco Systems, Inc. *	291,047	4,880,858
Comcast Corp., Class A	706,591	9,637,901
DISH Network Corp. *	745,628	8,283,927
Nippon Telegraph & Telephone Corp., ADR	545,394	10,378,848
Symantec Corp. *	1,169,356	17,470,179
Viacom, Inc., Class B *	215,617	3,747,424

		88,309,797
Consumer, Cyclical - 9.11%
AMR Corp. *	653,898	2,085,935
Bally Technologies, Inc. *	238,733	4,397,462
CEC Entertainment, Inc. *	144,750	3,746,130
Continental Airlines, Inc., Class B *	702,144	6,185,889
Delta Air Lines, Inc. *	810,925	4,565,508
Dollar Tree, Inc. *	349,194	15,556,593
Hot Topic, Inc. *	396,581	4,437,741
LKQ Corp. *	621,153	8,863,853
McDonald's Corp.	247,960	13,531,177
Ross Stores, Inc.	467,630	16,778,564
TJX Companies, Inc.	283,780	7,276,119
Yum! Brands, Inc.	102,414	2,814,337

		90,239,308
Consumer, Non-cyclical - 25.95%
Aaron Rents, Inc.	358,450	9,556,277
Abbott Laboratories	312,950	14,927,715
American Oriental Bioengineering, Inc. * (a)	977,568	3,773,412
Baxter International, Inc.	309,691	15,862,373
Celgene Corp. *	242,162	10,751,993
Coca-Cola Enterprises, Inc.	429,650	5,667,084
Colgate-Palmolive Company	443,130	26,135,807
Covidien, Ltd.	558,764	18,573,315
DENTSPLY International, Inc.	125,932	3,381,274
Flowers Foods, Inc.	510,493	11,986,376
General Mills, Inc.	117,578	5,864,791
Gen-Probe, Inc. *	214,136	9,760,319
Gilead Sciences, Inc. *	278,845	12,916,100
Herbalife, Ltd.	267,602	4,008,678
Hillenbrand, Inc.	372,223	5,959,290
HMS Holdings Corp. *	114,129	3,754,844
Jarden Corp. *	389,921	4,940,299
Johnson & Johnson	455,961	23,983,549
Pfizer, Inc.	1,262,395	17,193,820
R.R. Donnelley & Sons Company	734,458	5,383,577
Spartan Stores, Inc.	245,081	3,776,698

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
St. Jude Medical, Inc. *	353,936	$12,858,495
Strayer Education, Inc. (a)	12,909	2,321,942
The Coca-Cola Company	423,388	18,607,903
Tupperware Brands Corp.	304,509	5,173,608

		257,119,539
Energy - 11.51%
Chevron Corp.	135,744	9,127,426
CMS Energy Corp.	938,684	11,114,019
ConocoPhillips Company	353,063	13,825,947
ENSCO International, Inc.	267,798	7,069,867
Exxon Mobil Corp.	357,599	24,352,492
Forest Oil Corp. *	358,198	4,710,304
Noble Corp. *	548,759	13,219,604
Plains Exploration & Production Company *	356,407	6,140,893
Stone Energy Corp. *	334,168	1,112,779
Transocean, Ltd. *	331,321	19,494,928
Williams Partners LP	343,441	3,832,801

		114,001,060
Financial - 11.77%
ACE, Ltd.	280,328	11,325,251
Allied World Assurance Holdings, Ltd.	170,221	6,473,505
American Equity Investment Life Holding
Company	689,599	2,868,732
Aon Corp.	163,988	6,693,990
Bank of America Corp.	303,831	2,072,128
Broadridge Financial Solutions, Inc.	522,100	9,716,281
Charles Schwab Corp.	628,218	9,737,379
Goldman Sachs Group, Inc.	103,707	10,995,016
Hospitality Properties Trust, REIT	309,846	3,718,152
IntercontinentalExchange, Inc. *	57,640	4,292,451
JPMorgan Chase & Company	430,010	11,429,666
Lazard, Ltd., Class A	128,486	3,777,488
Morgan Stanley	369,784	8,419,982
Progressive Corp. *	363,978	4,891,864
TD Ameritrade Holding Corp. *	643,561	8,887,577
Wells Fargo & Company	289,664	4,124,815
Willis Group Holdings, Ltd.	328,805	7,233,710

		116,657,987
Industrial - 8.66%
AMETEK, Inc.	391,429	12,239,985
CNH Global NV	550,516	5,714,356
Emerson Electric Company	636,376	18,187,626
General Dynamics Corp.	433,358	18,023,359
Goodrich Corp.	153,173	5,803,725
GrafTech International, Ltd. *	636,928	3,923,476
PerkinElmer, Inc.	326,081	4,164,054
Republic Services, Inc.	523,759	8,982,467
Snap-on, Inc.	119,230	2,992,673
Stericycle, Inc. *	121,250	5,787,263

		85,818,984
Technology - 15.08%
Apple, Inc. *	86,514	9,094,352
CA, Inc.	360,365	6,346,028
Diebold, Inc.	216,886	4,630,516

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
EMC Corp. *	647,849	$7,385,479
FactSet Research Systems, Inc. (a)	89,744	4,486,303
Hewlett-Packard Company	364,885	11,698,213
International Business Machines Corp.	292,481	28,338,484
Intuit, Inc. *	465,239	12,561,453
Metavante Technologies, Inc. *	512,706	10,233,612
Nuance Communications, Inc. *	859,982	9,339,404
Oracle Corp. *	940,808	17,000,400
Red Hat, Inc. *	205,936	3,673,898
Salesforce.com, Inc. * (a)	138,129	4,520,962
Skyworks Solutions, Inc. *	930,430	7,499,266
Sybase, Inc. *	415,106	12,573,561

		149,381,931
Utilities - 3.98%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	302,531	6,459,037
Dominion Resources, Inc.	163,942	5,080,563
Edison International	648,914	18,695,212
Mirant Corp. *	365,935	4,171,659
Public Service Enterprise Group, Inc.	170,334	5,019,743

		39,426,214

TOTAL COMMON STOCKS (Cost $1,224,227,119)		$977,174,036

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012; strike
price $12.21) *	784	8

TOTAL WARRANTS (Cost $0)		$8

SHORT TERM INVESTMENTS - 3.53%
BNP Paribas Finance, Inc.
0.11% due 04/01/2009	$12,597,000	$12,597,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	22,355,431	22,355,431

TOTAL SHORT TERM INVESTMENTS
(Cost $34,952,431)		$34,952,431

Total Investments (Optimized All Cap Trust)
(Cost $1,259,179,550) - 102.15%		$1,012,126,475
Liabilities in Excess of Other Assets - (2.15)%		(21,304,414)

TOTAL NET ASSETS - 100.00%		$990,822,061

Optimized Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.46%
Basic Materials - 1.47%
Celanese Corp., Series A	97,419	$1,302,492
Ecolab, Inc.	47,139	1,637,137

		2,939,629

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications - 7.64%
American Tower Corp., Class A *	79,029	$2,404,852
AT&T, Inc.	181,024	4,561,805
Comcast Corp., Class A	112,636	1,536,355
Embarq Corp.	122,796	4,647,829
Symantec Corp. *	67,936	1,014,964
Verizon Communications, Inc.	35,385	1,068,627

		15,234,432
Consumer, Cyclical - 4.28%
Brinker International, Inc.	39,680	599,168
Continental Airlines, Inc., Class B *	141,737	1,248,703
Ross Stores, Inc.	103,729	3,721,796
Yum! Brands, Inc.	108,366	2,977,898

		8,547,565
Consumer, Non-cyclical - 23.12%
Aaron Rents, Inc.	60,069	1,601,439
Abbott Laboratories	86,586	4,130,152
Alliance Data Systems Corp. *	74,674	2,759,204
Amgen, Inc. *	33,320	1,650,006
Baxter International, Inc.	72,747	3,726,101
Colgate-Palmolive Company	79,591	4,694,277
DaVita, Inc. *	50,128	2,203,126
Express Scripts, Inc. *	45,145	2,084,345
Flowers Foods, Inc.	114,094	2,678,927
General Mills, Inc.	36,675	1,829,349
Gen-Probe, Inc. *	46,417	2,115,687
Hillenbrand, Inc.	41,534	664,959
Johnson & Johnson	86,716	4,561,262
McCormick & Company, Inc.	91,082	2,693,295
Mylan, Inc. * (a)	134,172	1,799,246
Pfizer, Inc.	196,167	2,671,795
Procter & Gamble Company	79,830	3,759,195
SAIC, Inc. *	27,931	521,472
Strayer Education, Inc. (a)	0	0

		46,143,837
Energy - 17.56%
Chevron Corp.	116,642	7,843,008
ConocoPhillips Company	101,522	3,975,601
Devon Energy Corp.	14,153	632,498
Duke Energy Corp.	87,669	1,255,420
ENSCO International, Inc.	60,471	1,596,434
Exxon Mobil Corp.	129,603	8,825,964
Forest Oil Corp. *	37,273	490,140
Marathon Oil Corp.	76,040	1,999,092
Noble Corp. *	83,730	2,017,056
Plains Exploration & Production Company *	98,611	1,699,068
Transocean, Ltd. *	27,311	1,606,979
XTO Energy, Inc.	101,249	3,100,244

		35,041,504
Financial - 18.69%
ACE, Ltd.	41,787	1,688,195
American Financial Group, Inc.	82,493	1,324,013
Arch Capital Group, Ltd. *	30,291	1,631,473
Bank of America Corp.	116,990	797,872
Bank of New York Mellon Corp.	34,799	983,072

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Broadridge Financial Solutions, Inc.	102,607	$1,909,516
Chubb Corp.	31,336	1,326,139
Citigroup, Inc. (a)	203,213	514,129
Credit Suisse Group AG, SADR (a)	41,368	1,261,310
Endurance Specialty Holdings, Ltd.	62,443	1,557,328
Goldman Sachs Group, Inc.	18,412	1,952,040
Hudson City Bancorp, Inc.	135,424	1,583,107
Huntington Bancshares, Inc.	323,223	536,550
JPMorgan Chase & Company	190,735	5,069,736
Lincoln National Corp.	161,926	1,083,285
Macerich Company, REIT	151,306	947,176
Morgan Stanley	33,393	760,359
PNC Financial Services Group, Inc.	37,937	1,111,175
Principal Financial Group, Inc.	206,460	1,688,843
Progressive Corp. *	85,514	1,149,308
Public Storage, REIT	16,364	904,111
SL Green Realty Corp., REIT	86,104	929,923
State Street Corp.	91,633	2,820,464
U.S. Bancorp	89,916	1,313,673
Wells Fargo & Company	171,726	2,445,378

		37,288,175
Industrial - 9.39%
Aecom Technology Corp. *	30,540	796,483
Eagle Materials, Inc.	56,568	1,371,774
General Dynamics Corp.	44,548	1,852,751
General Electric Company	352,571	3,564,493
GrafTech International, Ltd. *	173,423	1,068,286
Owens-Illinois, Inc. *	158,979	2,295,657
Pactiv Corp. *	95,899	1,399,166
Republic Services, Inc.	147,407	2,528,030
Stanley Works	59,632	1,736,484
Stericycle, Inc. *	44,430	2,120,644

		18,733,768
Technology - 3.67%
Atmel Corp. *	225,406	818,224
Intel Corp.	105,924	1,594,156
International Business Machines Corp.	20,830	2,018,219
Novell, Inc. *	339,442	1,446,023
Red Hat, Inc. *	81,111	1,447,020

		7,323,642
Utilities - 5.64%
CenterPoint Energy, Inc.	134,273	1,400,467
Dominion Resources, Inc.	93,814	2,907,296
DPL, Inc.	90,321	2,035,835
Edison International	39,050	1,125,031
FirstEnergy Corp.	44,255	1,708,243
FPL Group, Inc.	17,979	912,075
Southern Company	37,819	1,158,018

		11,246,965

TOTAL COMMON STOCKS (Cost $221,059,366)		$182,499,517

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.47%
Investment Companies - 0.47%
Financial Select Sector SPDR Fund	107,700	$948,837

TOTAL INVESTMENT COMPANIES (Cost $943,936)		$948,837

SHORT TERM INVESTMENTS - 3.48%
BNP Paribas Finance, Inc.
0.11% due 04/01/2009	$3,358,000	$3,358,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	3,583,915	3,583,915

TOTAL SHORT TERM INVESTMENTS
(Cost $6,941,915)		$6,941,915

Total Investments (Optimized Value Trust)
(Cost $228,945,217) - 95.41%		$190,390,269
Other Assets in Excess of Liabilities - 4.59%		9,154,015

TOTAL NET ASSETS - 100.00%		$199,544,284

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.15%
Australia - 2.18%
Newcrest Mining, Ltd.	54,772	$1,260,816
QBE Insurance Group, Ltd.	36,398	488,282
Telstra Corp., Ltd.	219,009	488,882
Woolworths, Ltd.	21,239	368,636

		2,606,616
Austria - 0.19%
Telekom Austria AG	14,970	226,629

Belgium - 0.15%
Belgacom SA	5,600	175,497

Bermuda - 0.66%
SeaDrill, Ltd., GDR	81,400	786,846

Brazil - 1.56%
Companhia Vale Do Rio Doce, ADR * (a)	27,100	360,430
Gerdau SA, SADR	15,500	84,785
Perdigao SA *	41,400	513,094
Petroleo Brasileiro SA, SADR	37,100	908,950

		1,867,259
Canada - 5.77%
Barrick Gold Corp.	35,200	1,141,184
BCE, Inc.	17,100	340,698
Cameco Corp.	55,600	950,333
Canadian Natural Resources, Ltd.	20,700	803,012
Enbridge, Inc.	9,000	259,478
Onex Corp.	17,800	218,547
Potash Corp. of Saskatchewan, Inc.	22,100	1,787,036
Rogers Communications, Inc., Class B	15,100	347,918
Shaw Communications, Inc.	16,200	246,957
Suncor Energy, Inc. - CAD	36,800	821,345

		6,916,508

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile - 0.51%
Enersis SA, SADR	40,300	$608,530

China - 1.81%
Bank of China, Ltd.	2,841,000	945,557
China Shenhua Energy Company, Ltd.	542,500	1,224,025

		2,169,582
Denmark - 0.36%
Novo Nordisk AS (a)	8,960	429,595

Egypt - 0.26%
Egyptian Company for Mobile Services	12,100	315,242

Finland - 0.15%
Rautaruukki Oyj	10,982	175,720

France - 10.14%
Air Liquide	8,171	664,452
BNP Paribas SA	12,321	508,322
Bouygues SA	55,775	1,993,118
Compagnie Generale des Etablissements
Michelin, Class B	13,600	504,076
Electricite de France	15,500	607,892
Lafarge SA (a)	10,400	469,523
L'Oreal SA	33,864	2,327,988
Pernod-Ricard SA	23,596	1,314,993
PSA Peugeot Citroen SA	10,600	200,462
Sanofi-Aventis SA	6,804	381,848
Schneider Electric SA	6,824	453,840
Societe Generale	9,800	383,345
Vallourec SA	4,135	383,362
Veolia Environnement SA	68,802	1,436,721
Vivendi SA	19,700	521,044

		12,150,986
Germany - 5.59%
Allianz SE	17,528	1,467,137
Bayerische Motoren Werke (BMW) AG	41,000	1,182,651
Deutsche Bank AG	31,600	1,265,774
Deutsche Boerse AG	9,918	595,039
Muenchener Rueckversicherungs-
Gesellschaft AG	1,650	200,914
SAP AG	39,700	1,388,195
Siemens AG	10,400	593,731

		6,693,441
Greece - 0.17%
Coca-Cola Hellenic Bottling Company SA	14,600	209,844

Hong Kong - 1.72%
Anhui Conch Cement Company, Ltd., Class H *	190,000	1,053,218
China Overseas Land & Investment, Ltd.	149,440	234,986
Gome Electrical Appliances Holdings, Ltd. (e)	1,872,000	188,393
Nine Dragons Paper Holdings, Ltd.	935,000	354,396
Shangri-La Asia, Ltd.	190,000	216,270
Standard Chartered PLC *	1,600	19,431

		2,066,694
India - 1.73%
Bharti Telecom, Ltd. *	27,400	337,063
Container Corporation of India, Ltd. *	7,807	110,750
DLF, Ltd.	200,596	663,403

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Hindustan Unilever, Ltd.	83,489	$388,226
Reliance Industries, Ltd.	18,891	568,142

		2,067,584
Ireland - 1.37%
CRH PLC - London Exchange (a)	75,300	1,638,714
Israel - 1.22%
ICL Israel Chemicals, Ltd.	103,782	841,910
Teva Pharmaceutical Industries, Ltd., SADR	13,800	621,690

		1,463,600
Japan - 13.49%
Canon, Inc.	7,500	218,639
Chiyoda Corp.	42,000	227,367
Fanuc, Ltd.	27,900	1,908,276
Hirose Electric Company, Ltd.	2,700	261,180
Kansai Electric Power Company, Ltd.	27,600	599,817
Keyence Corp.	3,830	724,585
Kurita Water Industries, Ltd.	10,800	210,182
Murata Manufacturing Company, Ltd.	22,100	857,421
Nintendo Company, Ltd.	7,900	2,310,999
Nissan Motor Company, Ltd.	68,600	247,943
NTT DoCoMo, Inc.	593	807,924
Oracle Corp. - Japan (a)	22,700	862,685
SMC Corp.	12,700	1,237,768
SOFTBANK Corp. (a)	185,540	2,389,515
Sumitomo Mitsui Financial Group, Inc.	10,000	352,114
Tokio Marine Holdings, Inc.	42,200	1,039,343
Tokyo Electron, Ltd.	13,300	498,134
Trend Micro, Inc.	49,000	1,399,764

		16,153,656
Luxembourg - 0.21%
Tenaris SA, ADR	12,300	248,091

Mexico - 6.77%
America Movil SAB de CV, Series L, ADR	54,400	1,473,152
Fomento Economico Mexicano SA de CV,
SADR	20,100	506,721
Grupo Financiero Inbursa SA de CV	536,235	1,381,756
Kimberly-Clark de Mexico SA de CV	210,500	683,289
Telefonos de Mexico SAB de CV, Series L,
SADR	165,011	2,481,765
Telmex Internacional SAB de CV, ADR	122,411	1,122,509
Wal-Mart de Mexico SA de CV, Series V	195,700	456,887

		8,106,079
Netherlands - 5.49%
Koninklijke (Royal) KPN NV	221,400	2,955,920
Koninklijke Ahold NV	63,540	695,936
Royal Dutch Shell PLC, A Shares	48,960	1,092,251
Unilever NV	93,200	1,836,146

		6,580,253
Poland - 0.61%
Telekomunikacja Polska SA	134,600	729,062
Russia - 0.46%
Gazprom OAO, SADR	20,300	301,455
JSC MMC Norilsk Nickel, ADR	30,213	181,278

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Vimpel-Communications, SADR	11,000	$71,940

		554,673
Singapore - 0.47%
DBS Group Holdings, Ltd.	102,000	568,644
South Africa - 2.05%
AngloGold Ashanti, Ltd.	30,800	1,117,362
Harmony Gold Mining Company, Ltd. *	81,000	874,470
Sasol, Ltd.	15,900	460,905

		2,452,737
South Korea - 1.27%
LG Electronics, Inc.	1,825	121,423
NHN Corp. *	2,396	264,006
Samsung Electronics Company, Ltd.	2,740	1,132,050

		1,517,479
Spain - 1.30%
Banco Bilbao Vizcaya Argentaria SA	119,800	972,387
Industria de Diseno Textil SA	5,877	229,020
Telefonica SA	17,572	350,409

		1,551,816
Sweden - 2.61%
Ericsson (LM), Series B	357,600	2,891,262
Investor AB, B shares	19,100	241,525

		3,132,787
Switzerland - 8.10%
ABB, Ltd. *	50,163	699,611
Credit Suisse Group AG	15,927	484,945
Givaudan AG *	436	225,670
Holcim, Ltd.	30,942	1,102,114
Nestle SA	63,196	2,135,035
Novartis AG	7,098	268,542
Petroplus Holdings AG *	4,713	66,216
Roche Holdings AG - Genusschein	28,434	3,902,567
Swisscom AG	973	273,196
Synthes AG	4,920	548,086

		9,705,982
Taiwan - 2.12%
Acer, Inc., GDR *	18,200	136,855
Chunghwa Telecom Company, Ltd., ADR *	45,805	835,033
HON HAI Precision Industry
Company, Ltd., Reg. S, GDR	33,000	146,850
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	158,266	1,416,481

		2,535,219
Thailand - 0.35%
Banpu PCL	53,400	322,521
Siam Commercial Bank PCL	64,800	99,580

		422,101
United Kingdom - 12.31%
ARM Holdings PLC	184,800	270,836
AstraZeneca Group PLC	9,809	347,386
BAE Systems PLC	34,300	164,507
BG Group PLC	164,100	2,475,357

Overseas Equity Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
BHP Billiton PLC		36,200	$714,068
BP PLC		156,278	1,047,904
Cairn Energy PLC *		11,600	361,647
HSBC Holdings PLC		161,472	899,007
Imperial Tobacco Group PLC		69,000	1,549,629
SABMiller PLC		100,400	1,492,815
Scottish & Southern Energy PLC		12,900	204,981
Shire Pharmaceuticals Group PLC, ADR		12,200	438,468
Shire, Ltd.		23,100	282,885
Smith & Nephew PLC		38,600	240,263
Smiths Group PLC		113,900	1,092,245
Standard Chartered PLC		100,710	1,250,547
Tesco PLC		206,900	988,517
United Utilities Group PLC		134,129	929,714

			14,750,776

TOTAL COMMON STOCKS (Cost $146,972,000)			$111,578,242

PREFERRED STOCKS - 0.17%
Brazil - 0.17%
Companhia de Bebidas das Americas, ADR (i)		2,200	105,050
Gerdau SA (i)		16,700	92,868

			197,918

TOTAL PREFERRED STOCKS (Cost $206,162)			$197,918

RIGHTS - 0.42%
Ireland - 0.39%
CRH PLC - Foreign Shares (Expiration Date
04/08/2009) *		21,515	467,934
United Kingdom - 0.03%
HSBC Holdings PLC (Expiration Date
04/03/2009) *		19,849	40,157

TOTAL RIGHTS (Cost $235,179)			$508,091

CONVERTIBLE BONDS - 0.28%
South Africa - 0.28%
Harmony Gold Mining Company, Ltd.
4.875% due 05/21/2009	ZAR	3,000,000	334,125

TOTAL CONVERTIBLE BONDS (Cost $275,289)			$334,125

SHORT TERM INVESTMENTS - 3.86%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)		$4,622,324	$4,622,324

TOTAL SHORT TERM INVESTMENTS
(Cost $4,622,324)			$4,622,324

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.48%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$7,768,022 on 04/01/2009,
collateralized by $355,000 Federal
Home Loan Bank, 5.25% due
06/12/2009 (valued at $364,017
including interest) and $7,405,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $7,562,356
including interest)	$7,768,000	$7,768,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,768,000)		$7,768,000

Total Investments (Overseas Equity Trust)
(Cost $160,078,954) - 104.36%		$125,008,700
Liabilities in Excess of Other Assets - (4.36)%		(5,225,195)

TOTAL NET ASSETS - 100.00%		$119,783,505

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Telecommunications Equipment & Services	9.28%
Banking	6.47%
Food & Beverages	5.24%
Pharmaceuticals	4.82%
Mining	4.10%

Pacific Rim Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.54%
Australia - 11.27%
Australia and New Zealand
Banking Group, Ltd.	83,281	$910,036
Australian Stock Exchange, Ltd.	11,000	224,282
BHP Billiton, Ltd.	91,275	2,017,284
Coca-Cola Amatil, Ltd.	89,876	541,624
Commonwealth Bank of Australia, Ltd.	22,230	533,665
National Australia Bank, Ltd.	18,918	264,083
Orica, Ltd.	26,079	269,008
Origin Energy, Ltd.	14,574	149,939
QBE Insurance Group, Ltd.	51,140	686,041
Rio Tinto, Ltd.	6,056	240,516
Santos, Ltd.	51,387	604,820
Westpac Banking Corp., Ltd.	39,004	515,048
Woodside Petroleum, Ltd.	19,670	523,932

		7,480,278
Cayman Islands - 0.01%
Hopewell Highway Infrastructure, Ltd.	5,600	3,130
China - 6.91%
China Construction Bank	350,000	198,688
China Life Insurance Company, Ltd.	178,000	585,444
China Petroleum & Chemical Corp., Class H	833,000	533,785

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Railway Construction Corp. - Hong
Kong Exchange *	90,000	$117,199
China Shenhua Energy Company, Ltd.	194,000	437,716
China Telecom Corp., Ltd.	1,280,000	532,014
Huaneng Power International, Inc., Class H	496,000	332,908
Industrial & Commercial Bank of China, Ltd.	1,840,000	951,542
Maanshan Iron & Steel Company, Ltd.	580,000	204,132
PetroChina Company, Ltd., Class H	682,000	542,334
ZTE Corp., Class H	36,520	149,096

		4,584,858
Hong Kong - 7.90%
BOC Hong Kong Holdings, Ltd.	100,000	102,676
Cheung Kong Holdings, Ltd.	34,000	293,040
Cheung Kong Infrastructure Holdings, Ltd.	42,000	167,758
China Mobile, Ltd.	122,000	1,065,093
China Overseas Land & Investment, Ltd.	160,320	252,093
China South Locomotive and Rolling Stock
Corp. *	694,000	317,048
CLP Holdings, Ltd.	34,000	230,106
CNOOC, Ltd.	634,000	639,569
Hang Seng Bank, Ltd.	28,300	286,520
Hopewell Holdings, Ltd.	56,000	146,389
Hutchison Whampoa, Ltd.	54,000	266,136
Link, REIT	300,000	595,593
Sun Hung Kai Properties, Ltd.	35,000	314,733
Tencent Holdings, Ltd.	77,000	570,762

		5,247,516
Japan - 49.96%
Ajinomoto Company, Inc.	54,000	382,819
Asahi Glass Company, Ltd.	117,130	621,838
Astellas Pharmaceuticals, Inc.	19,700	609,638
Canon, Inc.	19,850	578,664
Chiba Bank, Ltd.	118,690	591,612
Chiyoda Corp.	56,410	305,375
Credit Saison Company, Ltd.	44,980	446,104
Daiwa Securities Group, Inc.	115,330	511,102
Disco Corp. (a)	12,990	324,273
East Japan Railway Company	15,300	797,653
Honda Motor Company, Ltd.	55,290	1,316,220
Ibiden Company, Ltd.	18,740	458,399
Inpex Holdings, Inc.	54	382,422
JAFCO Company, Ltd. *	16,590	299,249
Japan Securities Finance Company, Ltd.	66,130	308,579
JSR Corp.	60,900	716,538
Kao Corp.	44,850	875,130
KDDI Corp.	243	1,144,320
Keyence Corp.	3,861	730,450
Kissei Pharmaceutical Company, Ltd.	28,490	556,383
Komatsu, Ltd.	82,400	911,900
Matsushita Electric Industrial Company, Ltd.	39,240	433,163
Mitsubishi Corp.	87,270	1,156,914
Mitsubishi Electric Corp.	78,690	357,612
Mitsubishi Estate Company, Ltd.	82,090	931,255
Mitsubishi Materials Corp.	273,230	744,278
Mitsubishi Rayon Company, Ltd.	136,390	263,312

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Lease & Finance
Company, Ltd.	24,450	$521,264
Mitsui O.S.K. Lines, Ltd.	125,510	621,142
Mitsui Sumitomo Insurance Group
Holdings, Inc.	51,100	1,203,927
Mizuho Financial Group, Inc. (a)	210,000	410,080
Nabtesco Corp.	45,050	315,289
Nintendo Company, Ltd.	1,690	494,378
Nippon Telegraph & Telephone Corp.	11,800	450,343
NTT DoCoMo, Inc.	380	517,725
Olympus Optical Company, Ltd.	27,030	441,092
Sekisui Chemical Company, Ltd.	92,500	462,017
Seven & I Holdings Company, Ltd.	53,950	1,191,057
Shimadzu Corp.	88,290	569,898
Sumitomo Bakelite Company, Ltd.	98,250	396,152
Sumitomo Electric Industries, Ltd.	106,720	899,189
Sumitomo Mitsui Financial Group, Inc.	25,500	897,890
Sumitomo Trust & Banking Company, Ltd.	134,840	522,072
Taiyo Nippon Sanso Corp.	72,080	475,747
Takashimaya Company, Ltd. (a)	83,050	481,288
Takeda Pharmaceutical Company, Ltd.	16,400	568,991
The Bank of Yokohama, Ltd.	184,010	788,946
THK Company, Ltd.	46,840	635,057
Tokio Marine Holdings, Inc.	24,540	604,395
Tokuyama Corp.	100,580	645,828
Tokyo Electron, Ltd.	17,070	639,335
Toyo Suisan Kaisha, Ltd.	22,000	453,940
Toyota Motor Corp.	25,370	805,849
Yokogawa Electric Corp.	98,570	400,352

		33,168,445
Malaysia - 1.39%
AMMB Holdings BHD	605,400	433,513
Resorts World BHD	301,700	177,146
Sime Darby BHD	197,200	308,636

		919,295
Singapore - 3.93%
Capitaland, Ltd.	396,500	607,985
City Developments, Ltd.	49,000	164,935
DBS Group Holdings, Ltd.	200,000	1,114,989
Keppel Corp., Ltd.	99,000	327,082
Singapore Airlines, Ltd.	60,000	395,693

		2,610,684
South Korea - 6.42%
GS Engineering & Construction Corp.	4,575	204,736
Hyundai Department Store Company, Ltd.	4,000	208,662
Hyundai Development Company	7,600	186,887
Hyundai Heavy Industries Company, Ltd.	1,994	285,486
KB Financial Group, Inc. *	17,830	431,302
KT&G Corp.	11,000	607,166
Nong Shim Company, Ltd.	1,248	194,465
POSCO	1,500	399,719
Samsung Electronics Company, Ltd.	2,340	966,788
Samsung Securities Company, Ltd. *	2,483	104,457
Shinhan Financial Group Company, Ltd. *	15,121	273,509
Shinsegae Company, Ltd.	612	192,212

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Telecom Company, Ltd.	1,500	$208,644

		4,264,033
Taiwan - 6.54%
Acer Sertek, Inc.	135,000	203,281
AU Optronics Corp.	825,000	686,827
Fubon Group Company, Ltd.	559,000	337,894
Giant Manufacturing Company, Ltd.	239,000	492,617
High Tech Computer Corp.	36,470	449,055
Hon Hai Precision Industry Company, Ltd.	464,000	1,049,939
MediaTek, Inc.	9,000	84,723
Quanta Computer, Inc.	266,000	336,153
Taiwan Secom Company, Ltd.	27,000	36,785
Taiwan Semiconductor
Manufacturing Company, Ltd.	300,000	451,755
Wistron Corp.	200,000	215,716

		4,344,745
Thailand - 1.21%
Bangkok Bank PCL, NVDR	116,300	244,253
Kasikornbank PCL - Foreign Shares	85,200	108,610
Land & Houses PCL, NVDR	2,565,300	215,438
PTT PCL - Foreign Shares	54,400	233,921

		802,222

TOTAL COMMON STOCKS (Cost $91,004,402)		$63,425,206

WARRANTS - 0.00%
Malaysia - 0.00%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	38,210	1,991

TOTAL WARRANTS (Cost $0)		$1,991

SHORT TERM INVESTMENTS - 1.48%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$979,840	$979,840

TOTAL SHORT TERM INVESTMENTS
(Cost $979,840)		$979,840

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.93%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.01% to be repurchased at
$2,610,001 on 04/01/2009,
collateralized by $2,655,000 U.S.
Treasury Notes, 2.375% due
03/31/2016 (valued at $2,664,956,
including interest)	$2,610,000	$2,610,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,610,000)		$2,610,000

Total Investments (Pacific Rim Trust)
(Cost $94,594,242) - 100.95%		$67,017,037
Liabilities in Excess of Other Assets - (0.95)%		(628,773)

TOTAL NET ASSETS - 100.00%		$66,388,264

The portfolio had the following five top industry concentrations as of March 31, 2009 (as a percentage of total net assets):

Banking	11.31%
Financial Services	6.65%
Holdings Companies/Conglomerates	5.06%
Real Estate	4.76%
Insurance	4.64%

Real Estate Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 82.48%
Basic Materials - 1.49%
Plum Creek Timber Company, Inc.	10,600	$308,142
Consumer, Cyclical - 3.95%
Gaylord Entertainment Company *	20,000	166,600
Marriott International, Inc., Class A	39,600	647,856

		814,456
Financial - 77.04%
Alexandria Real Estate Equities, Inc., REIT	7,700	280,280
AMB Property Corp., REIT	31,760	457,344
Avalon Bay Communities, Inc., REIT	19,044	896,211
Boston Properties, Inc., REIT	15,230	533,507
BRE Properties, Inc., Class A, REIT	31,130	611,082
Brookfield Properties Corp.	49,750	285,565
Camden Property Trust, REIT	32,500	701,350
CBL & Associates Properties, Inc., REIT	77,200	182,192
Cousins Properties, Inc., REIT	23,400	150,696
DCT Industrial Trust, Inc., REIT	96,300	305,271
Douglas Emmett, Inc., REIT	52,800	390,192
EastGroup Properties, Inc., REIT	14,500	407,015
Equity One, Inc., REIT (a)	58,200	709,458
Equity Residential, REIT	47,310	868,138
Essex Property Trust, Inc., REIT	11,580	663,997
Federal Realty Investment Trust, REIT	14,510	667,460
Healthcare Realty Trust, Inc., REIT	25,300	379,247
Highwoods Properties, Inc., REIT	16,400	351,288

Real Estate Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Host Hotels & Resorts, Inc., REIT	47,290	$185,377
Kilroy Realty Corp., REIT	23,220	399,152
Kimco Realty Corp., REIT	66,900	509,778
LaSalle Hotel Properties, REIT	19,070	111,369
Macerich Company, REIT	48,430	303,172
Mack-Cali Realty Corp., REIT	9,250	183,242
Post Properties, Inc., REIT	18,700	189,618
Public Storage, REIT	12,280	678,470
Regency Centers Corp., REIT	30,740	816,762
Simon Property Group, Inc., REIT	46,779	1,620,424
SL Green Realty Corp., REIT	21,020	227,016
Taubman Centers, Inc., REIT	18,400	313,536
The St. Joe Company *	7,000	117,180
Vornado Realty Trust, REIT	26,030	865,237
Washington Real Estate Investment Trust,
REIT	14,900	257,770
Weingarten Realty Investors, REIT	28,000	266,560

		15,884,956

TOTAL COMMON STOCKS (Cost $20,429,423)		$17,007,554

CONVERTIBLE BONDS - 8.48%
Financial - 8.48%
Boston Properties LP
2.875% due 02/15/2037	228,000	181,162
General Growth Properties LP
3.98% due 04/15/2027 (g)	1,919,000	144,497
Kilroy Realty LP
3.25% due 04/15/2012 (g)	560,000	350,088
Macerich Company
3.25% due 03/15/2012 (g)	351,000	158,680
ProLogis
2.25% due 04/01/2037	598,000	324,151
SL Green Realty Corp.
3.00% due 03/30/2027 (g)	358,000	219,628
Vornado Realty Trust
3.625% due 11/15/2026	221,000	174,678
Weingarten Realty Investors
3.95% due 08/01/2026	265,000	195,106

		1,747,990

TOTAL CONVERTIBLE BONDS (Cost $3,031,462)		$1,747,990

SHORT TERM INVESTMENTS - 7.16%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$2,350	$2,350
T. Rowe Price Reserve Investment Fund,
0.3436%	1,474,533	1,474,533

TOTAL SHORT TERM INVESTMENTS
(Cost $1,476,883)		$1,476,883

Total Investments (Real Estate Equity Trust)
(Cost $24,937,768) - 98.12%		$20,232,427
Other Assets in Excess of Liabilities - 1.88%		387,725

TOTAL NET ASSETS - 100.00%		$20,620,152

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.49%
Financial - 97.49%
AMB Property Corp., REIT	628,500	$9,050,400
American Campus Communities, Inc., REIT	257,600	4,471,936
Avalon Bay Communities, Inc., REIT	248,680	11,702,881
BioMed Realty Trust, Inc., REIT	264,250	1,788,972
Boston Properties, Inc., REIT	348,550	12,209,706
BRE Properties, Inc., Class A, REIT	98,900	1,941,407
Camden Property Trust, REIT	185,150	3,995,537
Cogdell Spencer, Inc., REIT	101,600	518,160
DCT Industrial Trust, Inc., REIT	49,800	157,866
Digital Realty Trust, Inc., REIT (a)	264,529	8,777,072
DuPont Fabros Technology, Inc., REIT	14,000	96,320
Entertainment Properties Trust, REIT	100,294	1,580,633
Equity Lifestyle Properties, Inc., REIT	74,828	2,850,947
Equity Residential, REIT	638,034	11,707,924
Extra Space Storage, Inc., REIT	245,950	1,355,184
Federal Realty Investment Trust, REIT (a)	146,733	6,749,718
HCP, Inc., REIT (a)	223,650	3,992,152
Health Care, Inc., REIT	170,050	5,201,829
Hospitality Properties Trust, REIT	72,200	866,400
Host Hotels & Resorts, Inc., REIT	906,294	3,552,672
Kilroy Realty Corp., REIT (a)	119,650	2,056,784
Kite Realty Group Trust, REIT	280,950	688,328
Liberty Property Trust, REIT	133,400	2,526,596
LTC Properties, Inc., REIT	158,585	2,781,581
Medical Properties Trust, Inc., REIT (a)	540,450	1,972,643
Nationwide Health Properties, Inc., REIT	405,708	9,002,661
Post Properties, Inc., REIT	70,350	713,349
ProLogis, REIT (a)	672,100	4,368,650
Public Storage, REIT	219,380	12,120,745
Regency Centers Corp., REIT	391,372	10,398,754
Saul Centers, Inc., REIT	60,950	1,400,022
Senior Housing Properties Trust, REIT	510,300	7,154,406
Simon Property Group, Inc., REIT	529,072	18,327,054
SL Green Realty Corp., REIT (a)	237,950	2,569,860
Taubman Centers, Inc., REIT	121,200	2,065,248
UDR, Inc., REIT	198,050	1,705,211
Ventas, Inc., REIT	380,545	8,604,122
Vornado Realty Trust, REIT	386,670	12,852,911

		193,876,641

TOTAL COMMON STOCKS (Cost $334,401,674)		$193,876,641

SHORT TERM INVESTMENTS - 10.26%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$20,402,843	$20,402,843

TOTAL SHORT TERM INVESTMENTS
(Cost $20,402,843)		$20,402,843

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.07%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$4,125,011 on 4/1/2009,
collateralized by $3,795,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $4,207,706, including
interest)	$4,125,000	$4,125,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,125,000)		$4,125,000

Total Investments (Real Estate Securities Trust)
(Cost $358,929,517) - 109.82%		$218,404,484
Liabilities in Excess of Other Assets - (9.82)%		(19,527,450)

TOTAL NET ASSETS - 100.00%		$198,877,034

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 97.19%
Treasury Inflation-Protected
Securities (d) - 96.65%
1.625% due 01/15/2015	$34,053,096	$34,393,627
1.875% due 07/15/2013 to 07/15/2015	187,265,775	192,042,333
2.00% due 04/15/2012 to 01/15/2016	118,701,095	122,397,616
2.375% due 04/15/2011 to 01/15/2025	167,257,951	174,126,200
2.50% due 07/15/2016	20,071,104	21,450,992
2.625% due 07/15/2017	82,632,384	89,733,646
3.00% due 07/15/2012	27,784,148	29,564,056
3.375% due 01/15/2012 to 04/15/2032	19,859,856	23,909,095
3.625% due 04/15/2028	72,865,484	89,829,443
3.875% due 04/15/2029	64,603,886	82,975,616
2.00% due 01/15/2026	62,543,208	61,839,597
2.375% due 01/15/2027	3,349,920	3,498,573
3.50% due 01/15/2011	99,896,502	104,298,141

		1,030,058,935

U.S. Treasury Bonds - 0.54%
3.50% due 02/15/2039	5,800,000	5,731,154

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $972,444,246)	$ 1,035,790,089

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.56%
Federal Home Loan Mortgage Corp. - 13.60%
4.50% due 05/15/2017	196,019	201,949
4.557% due 01/01/2034	209,708	211,302
5.50% due 08/01/2036 (b)	575,998	586,696
5.50% TBA **	102,000,000	105,809,068
5.851% due 04/01/2036 (b)	1,202,723	1,248,668
6.00% due 11/01/2038	20,100,000	21,046,113
6.587% due 10/01/2036 (b)	3,433,175	3,547,618
6.674% due 09/01/2036 (b)***	5,352,474	5,526,469
6.713% due 07/01/2036 (b)	5,140,703	5,305,337
5.00% due 12/14/2018	1,500,000	1,448,374

		144,931,594

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association - 14.72%
3.022% due 03/01/2044 to
10/01/2044 (b)		$3,073,287	$3,035,538
4.353% due 07/01/2035		2,114,595	2,136,676
4.647% due 01/01/2035 (b)		351,639	356,285
5.00% due 06/01/2037		99,881	103,181
5.00% TBA **		13,900,000	14,343,062
5.50% due 05/01/2037 to 02/01/2038		31,582,431	32,828,456
5.50% TBA **		21,000,000	21,794,063
5.574% due 02/01/2036 (b)		1,873,317	1,945,856
6.00% due 07/01/2036 to 10/01/2038		29,415,014	30,772,213
6.00% TBA **		24,300,000	25,312,817
6.50% due 02/01/2029 to 12/01/2038		5,677,105	5,995,614
6.50% TBA **		17,300,000	18,217,711

			156,841,472

Government National Mortgage
Association - 1.24%
6.00% due 10/15/2028 to 02/15/2039		12,637,966	13,255,591

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $311,187,429)			$315,028,657

FOREIGN GOVERNMENT OBLIGATIONS - 2.81%
Japan - 2.81%
Government of Japan
0.80% due 12/10/2015	JPY	635,040,000	5,553,914
1.10% due 12/10/2016		1,073,210,000	9,380,626
1.20% due 06/10/2017		1,011,000,000	8,754,136
1.20% due 12/10/2017		361,240,000	3,116,988
1.40% due 06/10/2018		359,400,000	3,133,063

			29,938,727

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $30,173,740)			$29,938,727

CORPORATE BONDS - 22.10%
Basic Materials - 0.75%
Alcoa, Inc.
6.00% due 07/15/2013		$2,000,000	1,596,330
6.75% due 07/15/2018		4,000,000	2,691,128
Falconbridge, Ltd.
5.375% due 06/01/2015		3,900,000	2,642,199
7.35% due 06/05/2012		1,300,000	1,079,000

			8,008,657

Communications - 1.23%
AT&T, Inc.
5.60% due 05/15/2018		2,500,000	2,432,765
EchoStar DBS Corp.
7.00% due 10/01/2013		3,800,000	3,524,500
Harris Corp.
5.95% due 12/01/2017		5,000,000	4,384,655
Omnicom Group, Inc.
5.90% due 04/15/2016		1,250,000	1,067,171
Qwest Capital Funding, Inc.
7.00% due 08/03/2009		1,000,000	997,500

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Telecom Italia Capital SA
6.999% due 06/04/2018	$800,000	$725,110

		13,131,701

Consumer, Cyclical - 1.43%
Autozone, Inc.
5.875% due 10/15/2012	3,600,000	3,573,929
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	634,356
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	1,123,626
Macy's Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	633,132
Marriott International, Inc.
6.375% due 06/15/2017	5,000,000	4,015,230
Nordstrom, Inc.
6.25% due 01/15/2018	1,000,000	784,456
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018	1,000,000	660,000
Target Corp.
6.00% due 01/15/2018	1,000,000	1,004,352
Yum! Brands, Inc.
6.25% due 03/15/2018	3,000,000	2,797,347

		15,226,428

Consumer, Non-cyclical - 0.91%
Amgen, Inc.
6.15% due 06/01/2018	800,000	844,618
Baxter International, Inc.
5.375% due 06/01/2018	1,100,000	1,130,757
Cardinal Health, Inc.
6.00% due 06/15/2017	1,500,000	1,381,932
Kraft Foods, Inc.
6.00% due 02/11/2013	1,100,000	1,158,839
6.125% due 02/01/2018	1,000,000	1,002,259
President and Fellows of Harvard College
6.00% due 01/15/2019 (g)	1,000,000	1,094,213
Roche Holdings, Inc.
7.00% due 03/01/2039 (g)	900,000	941,777
UnitedHealth Group, Inc.
4.875% due 02/15/2013	200,000	194,797
UST, Inc.
6.625% due 07/15/2012	1,900,000	1,927,655

		9,676,847

Energy - 1.32%
Duke Capital LLC
5.668% due 08/15/2014	1,300,000	1,252,534
Gaz Capital SA
7.343% due 04/11/2013 (g)	400,000	350,500
8.146% due 04/11/2018 (g)	500,000	410,000
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	12,200,000	11,654,184
Suncor Energy, Inc.
6.10% due 06/01/2018	500,000	426,424

		14,093,642

Financial - 15.36%
Ace INA Holdings, Inc.
5.80% due 03/15/2018	1,200,000	1,084,091

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		$3,100,000	$2,998,546
American Express Bank FSB
5.50% due 04/16/2013		1,100,000	948,741
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,700,000	2,272,585
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,600,000	2,188,415
American Express Company
7.00% due 03/19/2018		1,890,000	1,667,248
8.15% due 03/19/2038		540,000	490,435
American International Group, Inc.
5.60% due 10/18/2016		200,000	88,327
8.175% due 05/15/2058 (b)(g)		1,800,000	153,362
8.25% due 08/15/2018 (g)		1,100,000	470,686
8.625% due 05/22/2038	GBP	400,000	47,350
American International Group, Inc., MTN
5.85% due 01/16/2018		$4,100,000	1,605,166
American International Group, Inc., Series 1
1.2525% due 10/18/2011 (b)		1,400,000	732,833
ANZ National International, Ltd.
6.20% due 07/19/2013 (g)		2,400,000	2,314,241
Bank of America Corp.
1.3556% due 11/06/2009 (b)		700,000	690,718
Bank of Ireland, MTN
1.3587% due 12/18/2009 (b)		900,000	872,849
Barclays Bank PLC
6.05% due 12/04/2017 (g)		7,500,000	5,898,060
7.434% due 09/29/2049 (b)(g)		700,000	290,801
Bear Stearns Companies, Inc.
6.40% due 10/02/2017		4,200,000	4,087,633
6.95% due 08/10/2012		3,000,000	3,055,101
7.25% due 02/01/2018		1,800,000	1,858,885
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		400,000	140,096
Charter One Bank NA, BKNT
1.2094% due 04/24/2009 (b)		5,900,000	5,894,696
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,300,000	625,945
Citigroup Funding, Inc., MTN
0.5231% due 04/23/2009 (b)		5,300,000	5,287,487
Citigroup, Inc.
1.2619% due 12/28/2009 (b)		4,900,000	4,524,028
1.3356% due 05/18/2011 (b)		2,500,000	2,018,732
5.50% due 04/11/2013		1,600,000	1,405,715
Commonwealth Bank of Australia
0.5731% due 06/08/2009 (b)(g)		300,000	299,347
Credit Agricole SA
1.2563% due 05/28/2009 (b)(g)		5,500,000	5,489,957
DnB NOR Bank ASA
1.33% due 10/13/2009 (b)(g)		900,000	889,099
Everest Reinsurance Holdings, Inc.
5.40% due 10/15/2014		1,000,000	894,657
Ford Motor Credit Company LLC
7.25% due 10/25/2011		2,150,000	1,530,705
7.80% due 06/01/2012		150,000	101,659
Foundation Re II, Ltd.
7.9875% due 11/26/2010 (b)(g)		700,000	664,230

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	5,400,000	$2,798,032
6.375% due 11/15/2067 (b)		$1,500,000	728,373
General Electric Capital Corp., MTN
6.875% due 01/10/2039		2,800,000	2,283,652
Genworth Financial, Inc., MTN
6.515% due 05/22/2018		1,800,000	578,516
Goldman Sachs Group, Inc.
1.5319% due 06/28/2010 (b)		3,500,000	3,340,869
1.6769% due 03/22/2016 (b)		2,100,000	1,428,981
5.95% due 01/18/2018		2,000,000	1,815,678
6.75% due 10/01/2037		6,400,000	4,328,582
Green Valley, Ltd.
6.329% due 01/10/2011 (b)(g)	EUR	500,000	630,221
Hartford Financial Services Group, Inc., MTN
6.00% due 01/15/2019		$15,500,000	8,775,775
HCP, Inc., MTN
6.70% due 01/30/2018		1,000,000	674,479
HSBC Finance Corp.
1.1925% due 10/21/2009 (b)		1,600,000	1,512,338
International Lease Finance Corp., MTN
6.625% due 11/15/2013		800,000	443,119
JPMorgan Chase & Company, Series 1
0.5709% due 06/26/2009 (b)		500,000	498,770
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		200,000	25,500
7.00% due 09/27/2027 ^ (g)		500,000	63,750
Lehman Brothers Holdings, Inc., EMTN
zero coupon due 04/05/2011 ^ (g)	EUR	38,000	6,563
5.125% due 06/27/2014 ^ (g)		700,000	123,228
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^		$1,500,000	180,000
Liberty Mutual Group, Inc.
5.75% due 03/15/2014 (g)		900,000	693,619
Longpoint Re, Ltd.
6.57% due 05/08/2010 (b)(g)		1,000,000	971,400
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015		3,000,000	2,674,821
Merna Reinsurance, Ltd., Series A
1.87% due 07/07/2010 (b)		4,200,000	3,861,900
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,700,000	1,936,999
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		600,000	469,256
Metropolitan Life Global Funding I
1.635% due 04/13/2009 (b)(g)		4,600,000	4,594,793
Morgan Stanley
1.5925% due 10/18/2016 (b)		1,300,000	871,547
1.6475% due 01/09/2012 (b)		300,000	240,775
Morgan Stanley, Series GMTN
1.6975% due 01/09/2014 (b)		1,100,000	815,716
Mystic Re, Ltd.
11.2613% due 06/07/2011 (b)(g)		1,700,000	1,596,640
National Australia Bank, Ltd.
1.6913% due 02/08/2010 (b)(g)		9,300,000	9,299,516
5.35% due 06/12/2013 (g)		2,100,000	2,032,685
Nordea Bank Finland PLC, Series YCD
0.5206% due 04/09/2009		5,200,000	5,199,927

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Pacific Life Global Funding
5.15% due 04/15/2013 (g)		$700,000	$659,292
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)		2,500,000	2,337,570
ProLogis
6.625% due 05/15/2018		1,300,000	658,974
Residential Reinsurance 2007, Ltd., Series CL1
8.5112% due 06/07/2010 (b)(g)		2,700,000	2,618,190
Rockies Express Pipeline LLC
5.10% due 08/20/2009 (b)(g)		5,900,000	5,901,558
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	139,503
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$3,100,000	1,705,000
Santander US Debt SA Unipersonal
1.3313% due 11/20/2009 (b)(g)		4,700,000	4,651,101
Simon Property Group LP
5.75% due 12/01/2015		600,000	463,239
6.125% due 05/30/2018		2,500,000	1,965,205
SLM Corp., Series BED1
1.571% due 03/15/2012 (b)		1,027,000	565,723
TransCapitalInvest, Ltd. for OJSC AK Transneft
7.70% due 08/07/2013 (g)		1,700,000	1,504,500
Travelers Companies, Inc.
5.80% due 05/15/2018		1,200,000	1,164,324
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		4,100,000	3,429,461
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		1,200,000	1,032,109
Vita Capita II, Ltd.
2.325% due 01/01/2010 (b)(g)		300,000	290,790
Vita Capital III, Ltd., Series B-II
2.545% due 01/01/2012 (b)(g)		600,000	539,580
Wachovia Bank NA, BKNT
1.3313% due 12/02/2010 (b)		1,700,000	1,593,284
Wachovia Corp.
5.75% due 06/15/2017		2,000,000	1,784,806
Wells Fargo & Company
4.375% due 01/31/2013		1,400,000	1,304,871
World Savings Bank FSB, BKNT
1.2813% due 05/08/2009 (b)		300,000	299,613

			163,687,139

Industrial - 0.24%
Black & Decker Corp.
4.75% due 11/01/2014		1,000,000	921,102
Masco Corp.
6.125% due 10/03/2016		1,200,000	770,132
Rexam PLC
6.75% due 06/01/2013 (g)		1,000,000	867,541

			2,558,775

Technology - 0.35%
Computer Sciences Corp.
6.50% due 03/15/2018 (g)		4,000,000	3,792,184
Utilities - 0.51%
American Electric Power Company, Inc.
5.25% due 06/01/2015		600,000	561,322

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA
6.50% due 01/26/2019 (g)	$800,000	$824,114
6.95% due 01/26/2039	800,000	792,930
FirstEnergy Corp.
6.45% due 11/15/2011	1,000,000	1,000,906
Nisource Finance Corp.
1.8206% due 11/23/2009 (b)	400,000	381,638
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018	900,000	907,314
Sempra Energy
6.15% due 06/15/2018	1,000,000	940,601

		5,408,825

TOTAL CORPORATE BONDS (Cost $279,230,851)		$235,584,198

MUNICIPAL BONDS - 0.95%
California - 0.29%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023	70,000	63,695
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.75% due 06/01/2047	100,000	55,929
Los Angeles Department of Water & Power
5.00% due 07/01/2037	3,100,000	2,973,055

		3,092,679

New York - 0.09%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	800,000	774,872
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	182,628

		957,500

Ohio - 0.05%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	1,000,000	549,050

Rhode Island - 0.05%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023	585,000	522,651

Texas - 0.41%
Texas State
Transportation Community-Mobility Fund
4.75% due 04/01/2037	4,600,000	4,354,820

West Virginia - 0.06%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	1,180,000	610,603

TOTAL MUNICIPAL BONDS (Cost $11,755,185)		$10,087,303

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.43%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	$600,000	$438,631
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6058% due 02/20/2036 (b)	1,718,000	1,133,239
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.106% due 01/20/2047 (b)	1,329,779	625,691
Banc of America Large Loan, Inc., Series
2007-BMB1, Class A1
1.0662% due 08/15/2029 (b)(g)	6,227,037	4,062,910
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	124,526	121,179
BCAP LLC Trust, Series 2006-AA2, Class A1
0.6919% due 01/25/2037 (b)	1,085,818	414,260
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4786% due 05/25/2033 (b)	386,805	328,105
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1
4.8396% due 01/25/2035 (b)	6,821,099	3,883,937
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.94% due 03/25/2035 (b)	1,962,170	1,331,343
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
2.4719% due 03/25/2035 (b)	819,269	565,275
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
2.42% due 08/25/2035 (b)	587,371	410,293
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,056,904	737,491
Bear Stearns Alt-A Trust, Series 2005-10, Class
24A1
5.7809% due 01/25/2036 (b)	4,342,964	1,593,397
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4908% due 09/25/2036 (b)	5,333,694	2,629,215
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.6819% due 02/25/2034 (b)	2,383,040	869,955
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	12,220	12,191
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6531% due 01/26/2036 (b)	4,539,223	2,871,152
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 2A1
5.7327% due 12/25/2046 (b)	4,698,803	2,701,565
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.2225% due 12/25/2035 (b)	96,399	73,857
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	2,248,258	1,685,148
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.05% due 08/25/2035 (b)	736,059	477,080

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	$851,831	$543,738
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	148,913	108,308
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
0.625% due 09/20/2046 (b)	116,435	114,095
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
0.725% due 02/20/2047 (b)	897,363	317,292
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
0.7019% due 05/25/2047 (b)	313,491	101,591
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7795% due 11/19/2033 (b)	128,177	103,428
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.7402% due 08/25/2034 (b)	266,678	145,707
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.8118% due 04/20/2035 (b)	1,136,032	832,604
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
0.8619% due 06/25/2035 (b)(g)	389,982	229,263
Countrywide Home Loans, Series 2005-3, Class 1A2
0.8119% due 04/25/2035 (b)	1,142,971	474,556
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.7231% due 06/15/2039 (b)	910,000	545,880
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	275,142	274,078
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
0.6219% due 10/25/2036 (b)	239,980	198,977
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
0.6019% due 01/25/2037 (b)	603,986	549,716
Federal Home Loan Mortgage Corp., REMIC,
Series 2002-2504, Class J
5.50% due 05/15/2016	3,558,334	3,633,749
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3336, Class GA
5.00% due 05/15/2027	4,104,080	4,240,574
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
0.9563% due 03/15/2017 (b)	591,154	588,559
Federal Home Loan Mortgage Corp., Series
2006-3253, Class A
5.00% due 08/15/2020	3,137,912	3,294,328
Federal Home Loan Mortgage Corp., Series
2007-3266, Class C
5.00% due 02/15/2020	3,116,473	3,245,456
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
0.7063% due 10/15/2020 (b)	7,694,641	7,451,508

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
0.7063% due 07/15/2019 (b)	$7,615,251	$7,473,445
Federal Home Loan Mortgage Corp., Series
2007-3346, Class FA
0.7862% due 02/15/2019 (b)	16,285,056	15,903,057
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
0.9563% due 11/15/2016 (b)	529,985	526,986
Federal Home Loan Mortgage Corp., Series 2672,
Class TN
4.00% due 03/15/2023	7,803	7,791
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
0.9063% due 12/15/2030 (b)	203,292	202,502
Federal Home Loan Mortgage Corp., Series 2905,
Class UY
4.00% due 10/15/2023	139,796	140,332
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
3.023% due 02/25/2045 (b)	2,355,405	2,021,038
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
3.0217% due 10/25/2044 (b)	968,304	942,225
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
0.8719% due 05/25/2042 (b)	151,771	137,764
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044	418,508	417,749
Federal National Mortgage Association, REMIC,
Series 2007-73, Class A1
0.5819% due 07/25/2037 (b)	4,861,449	4,313,836
Federal National Mortgage Association, Series
2004-63, Class FA
0.6719% due 08/25/2034 (b)	171,112	160,883
Federal National Mortgage Association, Series
2006-118, Class A2
0.5819% due 12/25/2036 (b)	312,422	279,002
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6542% due 02/25/2036 (b)	1,522,665	1,519,793
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.6462% due 06/25/2034 (b)	518,370	302,279
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3555% due 08/25/2035 (b)	917,297	649,875
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A2
0.7419% due 06/25/2045 (b)	563,863	239,566
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.6019% due 10/25/2046 (b)	320,308	256,243
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
0.6019% due 01/25/2047 (b)	522,036	446,348
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
0.7962% due 03/19/2037 (b)	$600,108	$218,491
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
0.6463% due 01/19/2038 (b)	136,397	122,772
HSI Asset Securitization Corp. Trust, Series
2007-WF1, Class 2A1
0.5819% due 05/25/2037 (b)	1,108,157	816,368
Impac Secured Assets Corp., Series 2006-4, Class
A2A
0.6019% due 01/25/2037 (b)	108,745	74,265
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0481% due 12/25/2034 (b)	560,753	387,361
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
0.6119% due 11/25/2046 (b)	392,484	361,533
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0184% due 02/25/2035 (b)	3,338,234	2,646,985
JPMorgan Mortgage Trust, Series 2007-A1, Class
3A3
5.0047% due 07/25/2035 (b)	1,510,797	998,839
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	340,000	226,560
LB-UBS Commercial Mortgage Trust, Series
2007-C7, Class A3
5.866% due 09/15/2045 (b)	300,000	210,147
Lehman XS Trust, Series 2006-16N, Class A1A
0.6019% due 11/25/2046 (b)	404,887	378,463
Master Adjustable Rate Mortgages Trust, Series
2004-13, Class 3A7
3.7881% due 11/21/2034 (b)	500,000	269,522
Mastr Adjustable Rate Mortgages Trust, Series
2003-6, Class 2A1
4.8935% due 12/25/2033 (b)	307,827	232,882
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
0.9962% due 12/15/2030 (b)	479,597	386,114
Mellon Residential Funding Corp., Series
2001-TBC1, Class A1
0.9063% due 11/15/2031 (b)	576,660	442,798
Merrill Lynch Floating Trust, Series 2006-1, Class A1
0.6263% due 06/15/2022 (b)(g)	110,935	77,655
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
3.0013% due 10/25/2035 (b)	4,613,004	3,079,713
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 2A
4.25% due 10/25/2035 (b)	2,530,678	2,036,151
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
1.5219% due 10/25/2035 (b)	604,232	405,958
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
0.7237% due 11/25/2035 (b)	491,891	295,157
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
0.7719% due 11/25/2035 (b)	546,361	364,968

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.7319% due 02/25/2036 (b)	$2,363,915	$1,305,996
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
0.8219% due 08/25/2035 (b)	246,479	107,190
Residential Asset Securitization Trust, Series
2006-A8, Class 2A4
6.50% due 08/25/2036	1,000,000	386,544
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
5.3154% due 11/26/2023 (b)	6,826	6,031
Sequoia Mortgage Trust, Series 5, Class A
0.9063% due 10/19/2026 (b)	198,051	158,475
Small Business Administration Participation
Certificates, Series 2007-20K, Class 1
5.51% due 11/01/2027 (b)	4,887,273	5,227,118
Small Business Administration, Series 2008-P10A,
Class 1
5.902% due 02/10/2018	987,132	1,075,588
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.9306% due 02/25/2034 (b)	331,879	224,129
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
3.0333% due 01/25/2035 (b)	177,136	68,343
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 3A1
5.5285% due 08/25/2035 (b)	465,846	244,064
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.8863% due 10/19/2034 (b)	199,612	105,636
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A1
0.8062% due 07/19/2035 (b)	387,420	180,438
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.8062% due 07/19/2035 (b)	835,230	570,177
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
0.8062% due 07/19/2035 (b)	1,607,414	1,047,774
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
0.7119% due 06/25/2036 (b)	136,262	49,112
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
0.5919% due 08/25/2036 (b)	179,458	170,168
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR3, Class 1A1
0.6219% due 04/25/2037 (b)	812,025	751,275
Structured Asset Securities Corp., Series
2006-NC1, Class A6
0.5719% due 05/25/2036 (b)	18,907	17,348
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
0.6219% due 09/25/2036 (b)	13,976	13,832
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
0.6319% due 01/25/2037 (b)	356,322	319,228

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
0.6419% due 08/25/2011 (b)	$1,226,323	$1,053,556
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
0.6319% due 11/25/2011 (b)	2,748,551	2,357,348
Thornburg Mortgage Securities Trust, Series
2007-2, Class A2A
0.6519% due 06/25/2037 (b)	2,952,281	2,556,655
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
0.6463% due 08/11/2018 (b)(g)	6,981,329	4,798,973
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
0.6363% due 06/15/2020 (b)(g)	4,120,895	2,836,686
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.833% due 11/25/2042 (b)	50,229	30,448
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
0.7818% due 11/25/2045 (b)	252,070	102,333
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
2.6325% due 12/25/2046 (b)	209,665	77,580
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
2.823% due 02/25/2046 (b)	1,464,783	546,696
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
2.6333% due 08/25/2046 (b)	2,524,500	825,628
Washington Mutual, Inc., Series 2005-AR11, Class
A1B1
0.8119% due 08/25/2045 (b)	752	752
Washington Mutual, Inc., Series 2006-AR15, Class
2A
3.1333% due 11/25/2046 (b)	231,141	153,178
Washington Mutual, Inc., Series 2006-AR7, Class
3A
4.257% due 07/25/2046 (b)	1,043,177	533,094
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 2A5
4.7264% due 07/25/2034 (b)	332,744	304,573
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.7343% due 09/25/2034 (b)	304,423	250,424

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $171,646,757)		$132,442,653

ASSET BACKED SECURITIES - 4.50%
ACE Securities Corp., Series 2006-CW1, Class A2A
0.5719% due 07/25/2036 (b)	32,850	32,129
ACE Securities Corp., Series 2006-NC3, Class A2A
0.5719% due 12/25/2036 (b)	143,069	125,587
American Express Credit Account Master Trust,
Series 2008-3, Class A
1.5063% due 08/15/2012 (b)	7,900,000	7,747,659
Argent Securities, Inc., Series 2006-M3, Class A2A
0.5719% due 10/25/2036 (b)	86,068	82,736

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
0.8719% due 06/25/2034 (b)	$655,821	$325,523
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
0.5819% due 11/25/2036 (b)	36,464	33,611
Asset Backed Securities Corp. Home Equity,
Series 2006-HE7, Class A2
0.5719% due 11/25/2036 (b)	7,235	7,114
Asset Backed Securities Corp. Home Equity,
Series 2007-HE1, Class A2
0.5719% due 12/25/2036 (b)	596,000	532,543
BA Credit Card Trust, Series 2008-A5, Class A5
1.7563% due 12/16/2013 (b)	8,400,000	7,897,740
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE7, Class 1A1
1.5219% due 08/25/2037 (b)	4,869,790	3,134,190
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
1.1819% due 10/25/2032 (b)	30,488	17,453
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
0.8519% due 01/25/2036 (b)	28,703	25,342
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
0.6019% due 10/25/2036 (b)	414,628	357,093
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
0.5919% due 12/25/2036 (b)	812,085	622,425
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
0.5719% due 11/25/2036 (b)	30,741	25,651
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
0.6519% due 07/25/2036 (b)(e)(g)	74,413	70,749
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
0.6263% due 08/15/2021 (b)(g)	3,479	2,864
Citigroup Mortgage Loan Trust, Inc., Series
2007-AMC2, Class A3A
0.6019% due 01/25/2037 (b)	1,571,364	1,241,536
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
0.6319% due 10/25/2046 (b)	233,226	209,575
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
0.5719% due 03/25/2037 (b)	120,424	113,583
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
0.5719% due 05/25/2037 (b)	86,015	76,865
Countrywide Asset-Backed Certificates, Series
2006-22, Class 2A1
0.5719% due 05/25/2047 (b)	144,573	131,072
Countrywide Asset-Backed Certificates, Series
2006-23, Class 2A1
0.5719% due 05/25/2037 (b)	1,494,290	1,354,326
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-CB6, Class A1
0.6419% due 07/25/2037 (b)(g)	831,895	644,944
Equity One ABS, Inc., Series 2004-1, Class AV2
0.8219% due 04/25/2034 (b)	88,483	26,776

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
0.7819% due 08/25/2031 (b)	$93,448	$74,956
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
0.5719% due 11/25/2036 (b)	630,161	561,158
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF16, Class 2A1
0.5719% due 12/25/2036 (b)	22,462	21,931
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
0.5919% due 12/25/2037 (b)	1,046,436	959,137
First NLC Trust, Series 2007-1, Class A1
0.5919% due 08/25/2037 (b)(g)	3,358,511	2,115,799
Fremont Home Loan Trust, Series 2006-C, Class
2A1
0.5719% due 10/25/2036 (b)	49,348	44,763
Fremont Home Loan Trust, Series 2006-E, Class
2A1
0.5819% due 01/25/2037	208,526	177,218
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	2,586,548	2,555,579
GSAMP Trust, Series 2004-SEA2, Class A2A
0.8119% due 03/25/2034 (b)	48,728	47,708
GSAMP Trust, Series 2006-HE7, Class A2A
0.5619% due 10/25/2036 (b)	65,136	59,541
GSAMP Trust, Series 2006-S6, Class A1A
0.5919% due 10/25/2036 (b)	7,846	6,336
HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
0.5719% due 10/25/2036 (b)	73,308	45,631
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
0.5719% due 12/25/2036 (b)	1,548,009	897,389
HSI Asset Securitization Corp. Trust, Series
2007-OPT1, Class 2A1
0.5719% due 12/25/2036 (b)	805,037	722,606
Indymac Residential Asset Backed Trust, Series
2006-D, Class 2A1
0.5719% due 11/25/2036 (b)	25,021	24,428
JPMorgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
0.5719% due 07/25/2036 (b)	99,590	91,931
JPMorgan Mortgage Acquisition Corp., Series
2006-CH2, Class AV2
0.5719% due 10/25/2036 (b)	991,505	870,887
JPMorgan Mortgage Acquisition Corp., Series
2006-CW2, Class AV2
0.5619% due 08/25/2036 (b)	13,188	12,974
JPMorgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
0.5417% due 11/25/2036 (b)	47,033	43,147
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
0.5719% due 08/25/2036 (b)	146,311	131,726
Lehman XS Trust, Series 2006-10N, Class 1A1A
0.6019% due 07/25/2046 (b)	3,395	3,362
Lehman XS Trust, Series 2006-9, Class A1A
0.5437% due 05/25/2046 (b)	38,674	37,729

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
0.7019% due 07/25/2035 (b)	$22,039	$20,757
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
0.5619% due 11/25/2036 (b)	33,701	30,994
MBNA Credit Card Master Note Trust, Series
2004-A7, Class A7
0.6563% due 12/15/2011 (b)	100,000	99,302
Merrill Lynch Mortgage Investors, Inc., Series
2006-AHL1, Class A2A
0.5719% due 05/25/2037 (b)	94,728	91,662
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
0.5919% due 08/25/2036 (b)	306,254	288,504
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
0.5919% due 07/25/2037 (b)	146,571	132,705
Morgan Stanley ABS Capital I, Series 2006-HE7,
Class A2A
0.5719% due 09/25/2036 (b)	100,268	95,002
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
0.5719% due 10/25/2036 (b)	79,858	69,760
Morgan Stanley Asset Backed Securities Capital I,
Series 2006-NC5, Class A2A
0.5619% due 10/25/2036 (b)	164,203	149,990
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.5719% due 11/25/2036 (b)	37,748	34,442
Nationstar Home Equity Loan Trust, Series 2007-B,
Class 2AV1
0.6419% due 04/25/2037 (b)	943,241	842,427
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
0.6619% due 01/25/2036 (b)(g)	33,646	28,412
Option One Mortgage Loan Trust, Series 2006-3,
Class 2A1
0.5619% due 02/25/2037 (b)	7,119	6,939
Park Place Securities, Inc., Series 2005-WCW1,
Class A1B
0.7819% due 09/25/2035 (b)	30,826	19,724
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
0.6219% due 08/25/2046 (b)	769,451	718,194
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
0.5919% due 11/25/2036 (b)	41,019	39,787
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
0.5919% due 11/25/2036 (b)	213,472	205,092
Residential Asset Securities Corp., Series
2007-KS2, Class AI1
0.5919% due 02/25/2037 (b)	756,960	665,001
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
0.5719% due 09/25/2036 (b)	48,028	42,069
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.5819% due 12/25/2036 (b)	890,131	736,009

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SLM Student Loan Trust, Series 2006-9, Class A2
1.1594% due 04/25/2017 (b)	$2,104,252	$2,096,350
SLM Student Loan Trust, Series 2007-3, Class A1
1.1494% due 10/25/2014 (b)	1,383,642	1,377,213
SLM Student Loan Trust, Series 2007-3, Class A3
1.1994% due 04/25/2019 (b)	4,800,000	4,246,067
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
0.6019% due 01/25/2037 (b)	609,424	582,566
Soundview Home Equity Loan Trust, Series
2006-NLC1, Class A1
0.5819% due 11/25/2036 (g)	138,214	112,660
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
0.6219% due 10/25/2036 (b)	3,088	3,053
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
0.5669% due 11/25/2037 (b)	13,705	13,144
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
0.5719% due 07/25/2036 (b)	19,035	16,667
Structured Asset Securities Corp., Series
2005-7XS, Class 2A1A
4.90% due 04/25/2035 (b)	834,910	442,833
Structured Asset Securities Corp., Series 2006-11,
Class A1
4.9702% due 10/25/2035 (b)(g)	265,542	157,274
Structured Asset Securities Corp., Series
2006-BC3, Class A2
0.5719% due 10/25/2036 (b)	277,147	242,416
Truman Capital Mortgage Loan Trust, Series
2004-1, Class A1
0.8619% due 01/25/2034 (b)(g)	11,494	11,340

TOTAL ASSET BACKED SECURITIES
(Cost $55,514,227)		$47,963,377

SUPRANATIONAL OBLIGATIONS - 0.11%
Government - 0.11%
Export-Import Bank of Korea, Series 97
1.645% due 10/04/2011 (b)(g)	1,200,000	1,202,676

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,199,151)		$1,202,676

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.06%
Financial - 0.06%
Lehman Brothers Holdings, Inc., MTN
5.3744% due 11/24/2008 ^	300,000	36,000
5.415% due 12/23/2008 ^	4,800,000	576,000

		612,000

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $5,100,087)		$612,000

PREFERRED STOCKS - 0.19%
Financial - 0.19%
Bank of America Corp., 8.00% (i)	1,400,000	560,686
Bank of America Corp., Series L, 7.25%	1,000	424,500
Wells Fargo & Company, Series K, 7.98%	1,500,000	764,985

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Financial (continued)
Wells Fargo & Company, Series L, 7.50%	600	$287,394

		2,037,565

TOTAL PREFERRED STOCKS (Cost $4,500,000)		$2,037,565

TERM LOANS - 0.66%
Basic Materials - 0.07%
Georgia Pacific Corp.
3.635% due 12/20/2012 (b)	867,895	764,832

Consumer, Non-cyclical - 0.36%
HCA, Inc., Tranche B
3.708% due 11/16/2013 (b)	4,493,250	3,817,016

Financial - 0.23%
DaimlerChrysler Financial Company
6.00% due 08/03/2012 (b)	4,720,557	2,475,342

TOTAL TERM LOANS (Cost $9,923,137)		$7,057,190

OPTIONS - 0.03%
Call Options - 0.03%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	700,000	26,300
Expiration 08/03/2009 at $3.45 *	4,400,000	165,312
Expiration 08/03/2009 at $3.85 *	2,500,000	113,463

		305,075

TOTAL OPTIONS (Cost $81,691)		$305,075

REPURCHASE AGREEMENTS - 4.11%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 03/31/2009 at 0.19% to be
repurchased at $40,000,211 on
04/01/2009, collateralized
$11,090,000 Federal National
Mortgage Association, 4.625% due
10/15/2014 (valued at
$12,454,403, including interest)
and $28,280,000 Federal National
Mortgage Association, 1.50% due
09/16/2010 (valued at
$28,412,563, including interest)	$40,000,000	$40,000,000
Repurchase Agreement with State Street
Corp. dated 03/31/2009 at 0.10% to be
repurchased at $3,781,011 on 04/01/2009,
collateralized by $3,625,000 Federal
National Mortgage Association, 7.25% due
01/15/2010 (valued at $3,860,625,
including interest)	3,781,000	3,781,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,781,000)		$43,781,000

SHORT TERM INVESTMENTS - 1.76%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$2,000,000	$2,000,000
U.S. Treasury Bills
zero coupon due 04/09/2009 to
05/21/2009	1,205,000	1,204,911

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
zero coupon due 04/02/2009 to
05/07/2009 ***	$15,535,000	$15,534,111

TOTAL SHORT TERM INVESTMENTS
(Cost $18,739,022)		$18,739,022

Total Investments (Real Return Bond Trust)
(Cost $1,915,276,523) - 176.46%		$1,880,569,532
Liabilities in Excess of Other Assets - (76.46)%		(814,819,351)

TOTAL NET ASSETS - 100.00%		$1,065,750,181

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 33.61%
Federal Home Loan Mortgage Corp.
6.00%, TBA **	$20,400,000	$21,322,782

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $21,301,641)		$21,322,782

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 64.41%
Federal National Mortgage Association
5.00%, TBA **	14,000,000	$14,446,250
6.00%, TBA **	2,100,000	$2,197,945
6.50%, TBA **	23,000,000	$24,220,079

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $40,585,754)		$40,864,274

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.98%
Government National Mortgage Association
5.50%, TBA **	100,000	$104,063
6.50%, TBA **	1,100,000	$1,153,195

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $1,248,688)		$1,257,258

Total Securities Sold Short (Real Return Bond Trust)
(Proceeds $63,136,082)		$63,444,314

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.68%
Basic Materials - 0.90%
Monsanto Company	20,745	$1,723,909

Communications - 27.42%
Alcatel-Lucent, SADR *	917,600	1,706,736
Alcatel-Lucent *	537,900	1,005,615
Amazon.com, Inc. *	31,660	2,325,110
American Tower Corp., Class A *	39,325	1,196,660
Baidu.com, Inc., SADR *	4,705	830,903

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Bharti Telecom, Ltd. *	28,100	$345,674
BigBand Networks, Inc. *	45,600	298,680
Ciena Corp. * (a)	46,700	363,326
Cisco Systems, Inc. *	357,615	5,997,203
Comcast Corp., Class A	70,940	967,622
DIRECTV Group, Inc. * (a)	45,184	1,029,743
eBay, Inc. *	65,900	827,704
Equinix, Inc. *	14,565	817,825
Finisar Corp. *	843,184	371,001
Focus Media Holding, Ltd., ADR * (a)	61,300	416,840
Foxconn International Holdings, Ltd. *	454,500	192,459
Google, Inc., Class A *	17,480	6,084,089
JDS Uniphase Corp. *	108,525	352,706
Juniper Networks, Inc. *	272,812	4,108,549
McAfee, Inc. *	159,600	5,346,600
MetroPCS Communications, Inc. *	80,100	1,368,108
Netease.com, Inc., ADR * (a)	55,835	1,499,170
Nokia Oyj, SADR	115,500	1,347,885
Priceline.com, Inc. * (a)	5,300	417,534
QUALCOMM, Inc.	204,910	7,973,048
Rackspace Hosting, Inc. *	120,200	900,298
Sonus Networks, Inc. *	29,900	46,943
Tencent Holdings, Ltd.	50,000	370,624
Time Warner Cable, Inc. * (a)	32,398	803,474
Time Warner, Inc. *	72,767	1,404,397
VeriSign, Inc. *	44,100	832,167
Yahoo!, Inc. *	93,485	1,197,543

		52,746,236
Consumer, Cyclical - 4.78%
CVS Caremark Corp.	41,700	1,146,333
International Game Technology	32,400	298,728
Macrovision Solutions Corp. * (a)	106,400	1,892,856
Nintendo Company, Ltd.	20,000	5,850,632

		9,188,549
Consumer, Non-cyclical - 5.21%
Accenture, Ltd., Class A	201,725	5,545,420
Genpact, Ltd. *	128,900	1,142,054
Medtronic, Inc.	19,800	583,506
Mercadolibre, Inc. * (a)	47,200	875,560
St. Jude Medical, Inc. *	23,400	850,122
Stryker Corp.	30,200	1,028,008

		10,024,670
Energy - 0.02%
Diamond Offshore Drilling, Inc.	280	17,601
Weatherford International, Ltd. *	1,690	18,708

		36,309
Industrial - 1.42%
ABB, Ltd. *	64,650	901,658
Amphenol Corp., Class A	5,507	156,894
Flowserve Corp.	4,455	250,015
Hon Hai Precision Industry Company, Ltd.	265,062	599,782
Lockheed Martin Corp.	1,915	132,192
Northrop Grumman Corp.	3,805	166,050
Raytheon Company	3,075	119,741

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Tyco Electronics, Ltd.	37,325	$412,068

		2,738,400
Investment Companies - 2.01%
Powershares QQQ *	73,985	2,243,225
Semiconductor HOLDRs Trust (a)	86,700	1,621,290

		3,864,515
Technology - 53.92%
Activision Blizzard, Inc. *	136,435	1,427,110
Adobe Systems, Inc. *	26,892	575,220
Altera Corp.	70,600	1,239,030
Analog Devices, Inc.	124,010	2,389,673
Apple, Inc. *	100,955	10,612,390
Autodesk, Inc. *	206,600	3,472,946
BMC Software, Inc. *	64,490	2,128,170
Broadcom Corp., Class A *	85,600	1,710,288
CA, Inc.	25,330	446,061
Cadence Design Systems, Inc. *	165,100	693,420
Citrix Systems, Inc. *	17,500	396,200
Cognizant Technology Solutions Corp.,
Class A *	95,990	1,995,632
Data Domain, Inc. * (a)	43,835	551,006
Dell, Inc. *	24,100	228,468
Electronic Arts, Inc. *	143,586	2,611,829
EMC Corp. *	211,800	2,414,520
First Solar, Inc. *	10,510	1,394,677
Hewlett-Packard Company	159,805	5,123,348
Intel Corp.	128,645	1,936,107
International Business Machines Corp.	88,135	8,539,400
Intersil Corp., Class A	71,500	822,250
Lam Research Corp. *	24,555	559,117
Linear Technology Corp. (a)	22,530	517,739
Longtop Financial Technologies, Ltd. *	5,376	114,133
Marvell Technology Group, Ltd. *	198,800	1,821,008
Maxim Integrated Products, Inc.	136,000	1,796,560
MEMC Electronic Materials, Inc. *	51,500	849,235
Microsoft Corp.	756,950	13,905,172
Monotype Imaging Holdings, Inc. *	32,000	119,680
MSCI, Inc. *	43,300	732,203
National Semiconductor Corp.	153,600	1,577,472
NetApp, Inc. *	77,250	1,146,390
NVIDIA Corp. *	159,600	1,573,656
Omniture, Inc. *	92,100	1,214,799
ON Semiconductor Corp. *	281,760	1,098,864
Oracle Corp. *	243,390	4,398,057
Palm, Inc. * (a)	191,400	1,649,868
Red Hat, Inc. *	191,100	3,409,224
Research In Motion, Ltd. *	69,860	3,008,870
Riverbed Technology, Inc. *	160,490	2,099,209
Salesforce.com, Inc. * (a)	102,320	3,348,934
Samsung Electronics Company, Ltd.	570	235,500
SanDisk Corp. *	78,795	996,757
Silicon Laboratories, Inc. *	27,000	712,800
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	81,760	731,752
Taiwan Semiconductor
Manufacturing Company, Ltd.	488,000	734,855

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Texas Instruments, Inc.	152,370	$2,515,629
Xilinx, Inc.	111,200	2,130,592

		103,705,820

TOTAL COMMON STOCKS (Cost $224,517,677)		$184,028,408

SHORT TERM INVESTMENTS - 8.96%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$11,599,717	$11,599,717
T. Rowe Price Reserve Investment Fund,
0.3436%	5,625,378	5,625,378

TOTAL SHORT TERM INVESTMENTS
(Cost $17,225,095)		$17,225,095

REPURCHASE AGREEMENTS - 1.48%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$2,857,008 on 04/01/2009,
collateralized by $500,000 Federal
National Mortgage Association,
5.85% due 08/17/2017 (valued at
$512,500, including interest) and
$2,290,000 Federal Home Loan
Mortgage Corp., 5.625% due
11/23/2035 (valued at $2,408,393,
including interest)	$2,857,000	$2,857,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,857,000)		$2,857,000

Total Investments (Science & Technology Trust)
(Cost $244,599,772) - 106.12%		$204,110,503
Liabilities in Excess of Other Assets - (6.12)%		(11,773,949)

TOTAL NET ASSETS - 100.00%		$192,336,554

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 31.20%
Treasury Inflation-Protected
Securities (d) - 5.12%
3.50% due 01/15/2011	$655,009	$683,870
U.S. Treasury Notes - 26.08%
1.125% due 01/15/2012	1,675,000	1,676,047
1.50% due 12/31/2013	1,275,000	1,271,813
2.75% due 07/31/2010	525,000	539,827

		3,487,687

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,116,284)		$4,171,557

U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.90%
Federal Agricultural Mortgage Corp. - 11.34%
5.50% due 07/15/2011	1,415,000	1,515,957

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Farm Credit Bank - 13.95%
2.00% due 01/17/2012	$885,000	$887,318
3.875% due 10/07/2013	930,000	977,364

		1,864,682

Federal Home Loan Bank - 10.16%
1.625% due 01/21/2011	795,000	796,993
3.625% due 12/17/2010 to 10/18/2013	540,000	561,984

		1,358,977

Federal Home Loan Mortgage Corp. - 15.80%
1.625% due 04/26/2011	1,255,000	1,259,380
2.25% due 02/02/2012	850,000	853,710

		2,113,090

Federal National Mortgage
Association - 9.11%
1.75% due 03/23/2011	445,000	447,650
2.68% due 12/23/2011	500,000	504,576
4.881% due 04/01/2048 (b)	69,138	71,235
4.949% due 12/01/2038 (b)	188,206	194,406

		1,217,867

Tennessee Valley Authority - 7.54%
5.625% due 01/18/2011	940,000	1,008,478

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,073,249)		$9,079,051

REPURCHASE AGREEMENTS - 0.91%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$122,000 on 04/01/2009,
collateralized by $125,000 U.S.
Treasury Bills, zero coupon due
08/13/2009 (valued at $124,875,
including interest)	$122,000	$122,000

TOTAL REPURCHASE AGREEMENTS
(Cost $122,000)		$122,000

Total Investments (Short Term Government Income Trust)
(Cost $13,311,533) - 100.01%		$13,372,608
Liabilities in Excess of Other Assets - (0.01)%		(1,983)

TOTAL NET ASSETS - 100.00%		$13,370,625

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 8.68%
U.S. Treasury Notes - 8.68%
0.875% due 01/31/2011 to 02/28/2011	$8,000,000	$8,016,120

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,992,215)		$8,016,120

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.33%
Federal Home Loan Mortgage Corp. - 1.38%
5.044% due 11/01/2033 (b)	127,370	130,415

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
6.50% due 12/01/2009	$1,410	$1,416
7.00% due 12/01/2010 to 02/01/2014	627,784	648,345
7.50% due 06/01/2012	92,035	95,166
8.00% due 06/01/2010	16,207	16,476
8.50% due 05/01/2015	355,929	386,896

		1,278,714

Federal National Mortgage
Association - 5.58%
3.75% due 01/01/2033 (b)	69,922	70,281
5.102% due 09/01/2033 (b)	247,686	249,844
6.00% due 01/01/2011 to 01/01/2017	989,240	1,040,795
6.50% due 04/01/2017 to 08/01/2017	1,879,908	1,980,806
7.00% due 12/01/2010 to 07/01/2034	1,108,811	1,181,062
7.50% due 08/01/2009 to 07/01/2034	382,675	408,626
8.00% due 07/01/2014	207,363	220,248

		5,151,662

Government National Mortgage
Association - 0.37%
8.00% due 12/15/2025	191,743	199,106
8.50% due 11/15/2015	136,131	141,668

		340,774

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,817,768)		$6,771,150

CORPORATE BONDS - 33.24%
Basic Materials - 0.53%
Weyerhaeuser Company
2.222% due 09/24/2009 (b)	500,000	486,742
Communications - 4.33%
Deutsche Telekom International Finance BV
8.50% due 06/15/2010	500,000	522,292
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	1,000,000
Telecom Italia Capital SA
4.00% due 01/15/2010	500,000	492,391
Time Warner, Inc.
1.461% due 11/13/2009 (b)	1,000,000	981,326
Walt Disney Company, MTN
1.392% due 09/10/2009 (b)	1,000,000	1,000,232

		3,996,241

Consumer, Cyclical - 2.40%
CVS Caremark Corp.
1.561% due 06/01/2010 (b)	1,000,000	963,585
Home Depot, Inc.
1.445% due 12/16/2009 (b)	1,000,000	981,087
MGM Mirage, Inc.
6.00% due 10/01/2009	500,000	270,000

		2,214,672

Consumer, Non-cyclical - 2.74%
Cargill, Inc.
5.60% due 09/15/2012 (g)	600,000	597,830

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.
1.406% due 06/21/2010 (b)	$2,000,000	$1,931,198

		2,529,028

Energy - 1.98%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	350,000	345,639
ONEOK Partners LP
5.90% due 04/01/2012	900,000	881,273
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	620,000	599,743

		1,826,655

Financial - 18.20%
BAC Capital Trust XIII
1.72% due 03/15/2043 (b)	1,000,000	188,835
Bear Stearns Companies, Inc.
1.404% due 01/31/2011 (b)	500,000	475,691
Citigroup, Inc.
5.50% due 04/11/2013	220,000	193,286
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,308,409
Credit Suisse First Boston USA, Inc.
1.331% due 11/20/2009 (b)	700,000	691,249
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,000,000	416,341
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	895,000	860,457
Janus Capital Group, Inc.
6.125% due 09/15/2011	1,000,000	683,405
Lehman Brothers Holdings, Inc., MTN
5.75% due 04/25/2011 ^	1,000,000	127,500
Merrill Lynch & Company, Inc., MTN
0.646% due 08/14/2009 (b)	857,000	843,873
PNC Funding Corp.
1.314% due 01/31/2012 (b)	700,000	569,388
4.50% due 03/10/2010	1,000,000	996,244
ProLogis
5.50% due 04/01/2012	820,000	512,001
Rockies Express Pipeline LLC
5.10% due 08/20/2009 (b)(g)	1,500,000	1,500,396
Rouse Company LP
3.625% due 03/15/2049 ^	900,000	256,500
SLM Corp.
4.50% due 07/26/2010	335,000	251,250
USB Capital IX
6.189% due 03/29/2049 (b)	500,000	197,500
Vita Capital III, Ltd., Series B-I
2.32% due 01/01/2011 (b)(g)	850,000	793,135
Vornado Realty LP
5.60% due 02/15/2011	1,000,000	936,676
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,266,201
Westfield Group
5.40% due 10/01/2012 (g)	2,000,000	1,662,480
Xstrata Finance Dubai, Ltd.
1.581% due 11/13/2009 (b)(g)	1,500,000	1,478,408

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	$1,500,000	$593,940

		16,803,165

Industrial - 0.41%
Tyco Electronics Group SA
6.00% due 10/01/2012	450,000	382,931

Utilities - 2.65%
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	1,007,111
Exelon Generation Company, LLC
6.95% due 06/15/2011	445,000	454,382
NiSource Finance Corp.
7.875% due 11/15/2010	1,000,000	982,648

		2,444,141

TOTAL CORPORATE BONDS (Cost $36,677,543)		$30,683,575

COLLATERALIZED MORTGAGE
OBLIGATIONS - 40.58%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.639% IO due 07/10/2042	49,164,819	587,962
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
5.334% due 11/20/2035 (b)	1,804,240	962,613
Banc of America Large Loan,
Series 2005-MIB1, Class B
0.816% due 03/15/2022 (b)(g)	850,000	647,509
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.772% due 10/25/2036 (b)	4,336,215	2,155,089
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR10, Class X2
0.033% IO due 12/11/2040	354,129,217	1,031,614
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
0.996% due 03/15/2019 (g)	1,000,000	511,685
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	1,214,483	1,211,773
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class XP
0.324% IO due 05/10/2043	62,536,330	386,887
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
0.878% IO due 03/10/2039 (g)	26,108,819	382,713
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
0.756% due 11/15/2017 (b)(g)	455,008	388,359
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019 (g)	2,700,000	1,831,767
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
0.726% due 12/15/2020 (b)(g)	1,703,581	876,591
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	197,507	195,155

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
0.826% due 10/15/2021 (b)(g)	$2,000,000	$1,045,860
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
0.786% due 04/15/2021 (b)(g)	675,000	433,753
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate, Series 2006-HC1A, Class A2
0.816% due 05/15/2023 (b)(g)	1,000,000	645,237
Crown Castle Towers LLC, Series 2006-1A, Class C
5.469% due 11/15/2036 (g)	1,500,000	1,305,000
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	140,291	142,447
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	50,602	50,524
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	162,415	176,969
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.014% due 08/25/2034 (b)	1,490,006	933,798
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	811,663	796,822
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	670,000	613,050
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.392% due 05/15/2037 (g)	2,000,000	1,700,000
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
3.633% due 03/25/2036 (b)	1,200,986	454,125
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
4.819% due 11/19/2034 (b)	270,397	149,769
Harborview Mortgage Loan
Trust, Series 2005-4, Class 1A
5.263% due 07/19/2035 (b)	432,498	201,218
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class X2
0.107% IO due 05/12/2045	97,358,891	1,620,091
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	1,346,091	1,363,050
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.361% IO due 09/15/2040	33,468,804	344,267
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.663% IO due 09/15/2039	78,233,553	1,657,159
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
0.726% due 10/15/2017 (b)(g)	465,889	399,739
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,862,650	1,257,709
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
4.752% due 03/25/2035 (b)	910,690	440,640

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 1A
3.82% due 12/25/2032 (b)	$28,718	$24,296
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	746,812	745,174
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
1.171% due 06/25/2028 (b)	544,974	273,040
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.359% IO due 08/13/2042	32,665,556	424,767
Morgan Stanley Capital I, Series 2007-SRR3,
Class A
0.845% due 12/20/2049 (b)(g)	1,000,000	130,000
Morgan Stanley Capital I, Series 2007-SRR3,
Class B
0.945% due 12/20/2049 (b)(g)	1,000,000	80,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035 (g)	1,658,117	1,243,588
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,412,202	1,345,624
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036 (g)	2,000,000	1,830,000
Sequoia Mortgage Trust, Series 2004-4, Class A
4.438% due 05/20/2034 (b)	361,310	249,033
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
4.740% due 10/25/2034 (b)	739,764	500,094
Trapeza CDO LLC Series 2007-12A, Class B
1.972% due 04/06/2042 (b)(g)	1,500,000	120,000
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.301% due 11/23/2043 (g)	954,777	527,896
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	1,506,595	1,494,193
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.327% due 10/25/2036 (b)	2,842,801	1,571,622

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $55,253,803)		$37,460,271

ASSET BACKED SECURITIES - 7.72%
Alesco Preferred Funding, Ltd., Series 12A, Class B
1.694% due 07/15/2037 (b)(g)	310,000	46,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
1.876% due 09/23/2037 (b)(g)	1,310,000	196,500
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
1.906% due 12/23/2037 (b)(g)	115,000	11,500
American Express Issuance Trust, Series 2008-1,
Class A
1.506% due 12/15/2010 (b)	1,000,000	980,716
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	1,000,000	500,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.971% due 05/24/2017 (b)(g)	826,126	454,369

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Anthracite, Ltd., Series 2004-1A, Class A
0.883% due 03/23/2019 (b)(g)	$872,204	$479,712
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
1.759% due 01/26/2042 (b)(g)	365,000	43,855
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
2.209% due 01/26/2042 (b)(g)	610,000	30,500
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
1.015% due 03/20/2050 (b)(e)(g)	3,000,000	270,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.901% due 02/25/2052 (b)(g)	1,000,000	150,000
CPL Transition Funding LLC, Series 2002-1, Class
A3
5.56% due 01/15/2012	513,720	523,407
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	690,000	213,900
Crest, Ltd., Series 2002-IGA, Class A
1.633% due 07/28/2017 (b)(g)	1,446,183	1,041,252
Crest, Ltd., Series 2003-1A, Class B1
2.211% due 05/28/2038 (b)(g)	1,000,000	400,000
Crystal River Resecuritization, Series 2006-1
5.82% due 09/22/2047	2,100,000	252,000
Equity One ABS, Inc., Series 2004-2, Class AV2
0.771% due 07/25/2034 (b)	42,960	13,608
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	81,803	68,796
Highland Park CDO, Ltd., Series 2006-1A, Class A2
1.648% due 11/25/2051 (b)(g)	2,300,000	230,000
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.221% due 02/25/2034 (b)	400,000	261,414
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
1.246% due 02/01/2041 (b)(g)	475,000	95,071
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	752,106	433,871
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	18,301	18,157
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	500,000	407,067

TOTAL ASSET BACKED SECURITIES
(Cost $20,644,498)		$7,122,195

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.04%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,886,005 on 04/01/2009,
collateralized by $1,840,000
Federal Home Loan Mortgage
Corp., 4.125% due 02/24/2011
(valued at $1,927,400, including
interest)	$1,886,000	$1,886,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,886,000)		$1,886,000

Total Investments (Short-Term Bond Trust)
(Cost $129,271,827) - 99.59%		$91,939,311
Other Assets in Excess of Liabilities - 0.41%		377,095

TOTAL NET ASSETS - 100.00%		$92,316,406

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.62%
Basic Materials - 1.15%
FMC Corp.	64,342	$2,775,714

Communications - 9.13%
Atheros Communications, Inc. *	217,990	3,195,733
Equinix, Inc. *	65,510	3,678,387
McAfee, Inc. *	75,950	2,544,325
MetroPCS Communications, Inc. *	242,325	4,138,911
NICE Systems, Ltd., ADR *	139,000	3,455,540
Polycom, Inc. *	166,810	2,567,206
RightNow Technologies, Inc. *	93,570	708,325
VeriSign, Inc. *	92,500	1,745,475

		22,033,902
Consumer, Cyclical - 14.38%
Abercrombie & Fitch Company, Class A	43,690	1,039,822
Advance Auto Parts, Inc.	90,370	3,712,400
Aeropostale, Inc. *	111,670	2,965,955
Allegiant Travel Company * (a)	75,670	3,439,958
BJ's Wholesale Club, Inc. * (a)	127,770	4,087,362
Burger King Holdings, Inc.	136,110	3,123,724
Deckers Outdoor Corp. *	33,190	1,760,398
Dick's Sporting Goods, Inc. * (a)	108,200	1,544,014
DSW, Inc., Class A *	83,877	779,217
FGX International Holdings, Ltd. *	91,159	1,059,268
Gildan Activewear, Inc. *	273,250	2,213,325
Marvel Entertainment, Inc. *	107,670	2,858,639
Pool Corp.	62,047	831,430
Urban Outfitters, Inc. *	102,560	1,678,907
Wesco International, Inc. *	67,670	1,226,180
WMS Industries, Inc. *	66,490	1,390,306
Wynn Resorts, Ltd. * (a)	48,620	970,941

		34,681,846
Consumer, Non-cyclical - 32.73%
Alkermes, Inc. *	114,356	1,387,138

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Amylin Pharmaceuticals, Inc. * (a)	131,470	$1,544,772
AngioDynamics, Inc. *	100,552	1,130,204
Auxilium Pharmaceuticals, Inc. * (a)	101,524	2,814,245
Beckman Coulter, Inc.	63,590	3,243,726
Career Education Corp. * (a)	108,840	2,607,806
Celera Corp. *	202,590	1,545,762
Coinstar, Inc. *	50,400	1,651,104
Community Health Systems, Inc. *	157,390	2,414,363
Corinthian Colleges, Inc. * (a)	247,370	4,811,346
Cougar Biotechnology, Inc. * (a)	69,901	2,250,812
Coventry Health Care, Inc. *	69,470	898,942
Cubist Pharmaceuticals, Inc. *	89,230	1,459,803
Health Net, Inc. *	160,900	2,329,832
Healthsouth Corp. * (a)	245,985	2,184,347
ICON PLC, SADR *	132,350	2,137,452
Interactive Data Corp.	117,082	2,910,659
Intuitive Surgical, Inc. * (a)	12,910	1,231,098
Inverness Medical Innovations, Inc. *	132,340	3,524,214
ITT Educational Services, Inc. *	21,740	2,639,671
Jarden Corp. * (a)	258,480	3,274,942
Life Technologies Corp. *	93,220	3,027,786
Ligand Pharmaceuticals, Inc., Class B *	324,690	967,576
Medicines Company *	137,750	1,493,210
Myriad Genetics, Inc. *	36,160	1,644,195
Net 1 UEPS Technologies, Inc. *	90,950	1,383,350
Omnicare, Inc.	101,480	2,485,245
Onyx Pharmaceuticals, Inc. *	57,900	1,653,045
OSI Pharmaceuticals, Inc. *	53,200	2,035,432
Parexel International Corp. *	178,400	1,735,832
Pepsi Bottling Group, Inc.	126,320	2,796,725
Regeneron Pharmaceuticals, Inc. *	119,880	1,661,537
Robert Half International, Inc. (a)	57,480	1,024,868
Sequenom, Inc. * (a)	69,090	982,460
Varian Medical Systems, Inc. *	54,460	1,657,762
Volcano Corp. *	222,000	3,230,100
Wright Express Corp. *	90,910	1,656,380
Zoll Medical Corp. *	106,260	1,525,894

		78,953,635
Diversified - 0.80%
Liberty Acquisition Holdings Corp. * (a)	215,760	1,941,840

Energy - 6.10%
Arena Resources, Inc. *	90,768	2,312,769
Atwood Oceanics, Inc. *	140,820	2,336,204
Cabot Oil & Gas Corp.	96,440	2,273,091
Covanta Holding Corp. *	133,400	1,746,206
Helmerich & Payne, Inc. (a)	95,190	2,167,476
St. Mary Land & Exploration Company	142,730	1,888,318
Sunpower Corp., Class B *	54,940	1,087,812
Whiting Petroleum Corp. *	34,630	895,185

		14,707,061
Financial - 4.26%
Allied World Assurance Holdings, Ltd.	63,370	2,409,961
AMB Property Corp., REIT	79,070	1,138,608
Arch Capital Group, Ltd. *	46,310	2,494,256
Regency Centers Corp., REIT	80,070	2,127,460

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Signature Bank *	74,790	$2,111,322

		10,281,607
Industrial - 14.80%
Aecom Technology Corp. *	119,630	3,119,950
American Ecology Corp.	28,860	402,308
AMETEK, Inc.	79,920	2,499,098
Cubic Corp.	4,770	120,824
Heartland Express, Inc. (a)	104,640	1,549,718
Hub Group, Inc., Class A *	142,936	2,429,912
Itron, Inc. * (a)	35,582	1,684,808
J.B. Hunt Transport Services, Inc.	102,160	2,463,078
Jabil Circuit, Inc.	179,000	995,240
Lennox International, Inc.	84,613	2,238,860
Pall Corp.	137,140	2,801,770
Pentair, Inc.	92,965	2,014,552
Plexus Corp. *	137,600	1,901,632
Snap-on, Inc.	117,330	2,944,983
Sterling Construction Company, Inc. *	90,150	1,608,276
Teledyne Technologies, Inc. *	122,094	3,257,468
Waste Connections, Inc. *	143,125	3,678,313

		35,710,790
Technology - 13.27%
Cerner Corp. * (a)	36,920	1,623,372
Eclipsys Corp. *	95,697	970,368
FactSet Research Systems, Inc. (a)	63,277	3,163,217
Logitech International SA *	29,040	298,531
MICROS Systems, Inc. *	128,190	2,403,563
Omniture, Inc. *	221,380	2,920,002
ON Semiconductor Corp. *	1,086,300	4,236,570
Red Hat, Inc. *	273,300	4,875,672
Seagate Technology	293,300	1,762,733
Solera Holdings, Inc. *	177,910	4,408,610
Sykes Enterprises, Inc. *	146,020	2,428,313
Western Digital Corp. *	150,550	2,911,637

		32,002,588

TOTAL COMMON STOCKS (Cost $252,753,724)		$233,088,983

INVESTMENT COMPANIES - 1.57%
Investment Companies - 1.57%
iShares Russell 2000 Growth Index Fund	82,300	3,784,154

TOTAL INVESTMENT COMPANIES (Cost $3,171,908)		$3,784,154

CONVERTIBLE BONDS - 0.06%
Energy - 0.06%
InterOil Corp.
8.00% due 05/09/2013 (g)	125,000	140,300

TOTAL CONVERTIBLE BONDS (Cost $94,566)		$140,300

SHORT TERM INVESTMENTS - 13.42%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$32,388,777	$32,388,777

TOTAL SHORT TERM INVESTMENTS
(Cost $32,388,777)		$32,388,777

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.16%
Bank of New York Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.25% to be
repurchased at $2,800,019 on
4/1/2009, collateralized by
$2,071,800 U.S. Treasury Bonds,
6.375% due 08/15/2027 (valued at
$2,856,036, including interest)	$2,800,000	$2,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,800,000)		$2,800,000

Total Investments (Small Cap Growth Trust)
(Cost $291,208,975) - 112.83%		$272,202,214
Liabilities in Excess of Other Assets - (12.83)%		(30,952,794)

TOTAL NET ASSETS - 100.00%		$241,249,420

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.94%
Basic Materials - 3.15%
A. Schulman, Inc.	20,606	$279,211
AbitibiBowater, Inc. *	46,795	25,737
Aceto Corp.	18,965	113,031
Allied Nevada Gold Corp. *	34,586	202,328
AMCOL International Corp. (a)	19,628	291,279
American Vanguard Corp.	14,330	184,857
Arch Chemicals, Inc.	18,880	357,965
Balchem Corp.	13,715	344,658
Boise, Inc. *	35,063	21,388
Brush Engineered Materials, Inc. *	15,491	214,860
Buckeye Technologies, Inc. *	32,085	68,341
Clearwater Paper Corp. *	8,994	72,222
Coeur d'Alene Mines Corp. *	418,914	393,779
Compass Minerals International, Inc.	24,388	1,374,752
Deltic Timber Corp.	8,122	320,088
Ferro Corp.	35,214	50,356
General Moly, Inc. *	50,631	53,669
General Steel Holdings, Inc. * (a)	8,761	23,041
Gibraltar Industries, Inc.	20,808	98,214
H.B. Fuller Company	36,635	476,255
Hecla Mining Company * (a)	129,465	258,930
Horsehead Holding Corp. *	26,880	147,840
ICO, Inc. *	22,661	46,682
Innophos Holdings, Inc.	8,043	90,725
Innospec, Inc.	18,930	71,366
Kaiser Aluminum Corp.	11,896	275,035
KapStone Paper and Packaging Corp. *	15,222	37,446
Landec Corp. *	18,283	101,836
Louisiana-Pacific Corp.	80,559	179,647
Mercer International, Inc. *	30,631	20,216
Metabolix, Inc. * (a)	14,766	100,704
Minerals Technologies, Inc.	14,223	455,847
Neenah Paper, Inc.	13,171	47,811
Newmarket Corp.	10,152	449,734

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Nl Industries, Inc.	5,326	$53,260
Olin Corp.	56,347	804,072
Olympic Steel, Inc.	6,915	104,901
OM Group, Inc. *	23,046	445,249
P.H. Glatfelter Company	35,138	219,261
Penford Corp.	9,793	35,549
PolyOne Corp. *	72,948	168,510
Potlatch Corp.	29,527	684,731
Quaker Chemical Corp.	8,611	68,371
Rock-Tenn Company, Class A	28,856	780,555
Rockwood Holdings, Inc. *	31,707	251,754
Royal Gold, Inc. (a)	22,047	1,030,918
RTI International Metals, Inc. *	17,406	203,650
Schweitzer Mauduit International, Inc.	12,176	224,769
Sensient Technologies Corp.	36,273	852,415
ShengdaTech, Inc. * (a)	23,710	73,501
Solutia, Inc. *	71,641	133,969
Spartech Corp.	25,061	61,650
Stepan Company	4,839	132,105
Stillwater Mining Company *	30,683	113,527
Symyx Technologies, Inc. *	26,312	117,088
United States Lime & Minerals, Inc. *	1,280	35,021
Universal Stainless & Alloy Products, Inc. *	5,538	53,552
Uranium Resources, Inc. *	43,882	20,624
USEC, Inc. * (a)	83,657	401,554
W.R. Grace & Company *	54,831	346,532
Wausau Paper Corp.	34,519	181,570
Westlake Chemical Corp. (a)	14,492	212,018
Zep, Inc.	16,047	164,161
Zoltek Companies, Inc. * (a)	21,144	143,991

		15,368,678
Communications - 7.19%
3Com Corp. *	305,741	944,740
Acme Packet, Inc. *	19,685	119,488
Adaptec, Inc. *	93,594	224,626
ADTRAN, Inc.	42,805	693,869
Airvana, Inc. *	18,658	109,149
Alaska Communications Systems Group, Inc. (a)	33,861	226,869
Anaren, Inc. *	11,824	129,355
Anixter International, Inc. *	22,622	716,665
Applied Signal Technology, Inc.	9,895	200,176
Ariba, Inc. *	64,873	566,341
Arris Group, Inc. *	93,056	685,823
Art Technology Group, Inc. *	97,827	249,459
Aruba Networks, Inc. *	40,687	127,757
AsiaInfo Holdings, Inc. *	26,286	442,919
Atheros Communications, Inc. *	44,785	656,548
Atlantic Tele-Network, Inc.	7,478	143,428
Avanex Corp. *	13,625	23,844
Avocent Corp. *	33,912	411,692
Belo Corp., Class A	75,325	45,948
BigBand Networks, Inc. *	25,274	165,545
Black Box Corp.	13,326	314,627
Blue Coat Systems, Inc. *	25,098	301,427
Cbeyond Communications, Inc. *	18,361	345,738
Centennial Communications Corp., Class A *	51,747	427,430

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
China Information Security Technology, Inc. *	18,198	$57,506
Chordiant Software, Inc. *	23,697	71,802
Cincinnati Bell, Inc. *	176,291	405,469
CKX, Inc. *	40,448	165,837
Cogent Communications Group, Inc. *	33,967	244,562
comScore, Inc. *	13,682	165,415
Comtech Telecommunications Corp. *	18,378	455,223
Consolidated Communications Holdings, Inc.	18,742	192,293
Constant Contact, Inc. * (a)	15,506	216,929
Courier Corp.	3,912	59,345
Cox Radio, Inc., Class A *	19,259	78,962
CPI International, Inc. *	8,155	76,657
Cumulus Media, Inc., Class A *	24,790	25,038
Cybersource Corp. * (a)	52,150	772,341
DealerTrack Holdings, Inc. *	30,309	397,048
DG Fastchannel, Inc. *	13,574	254,784
Dice Holdings, Inc. *	13,255	36,849
Digital River, Inc. *	27,988	834,602
Dolan Media Company *	19,726	155,244
Earthlink, Inc. *	82,670	543,142
EMS Technologies, Inc. *	12,164	212,383
Entercom Communications Corp.	23,577	25,935
Entrust, Inc. *	22,121	33,403
eResearch Technology, Inc. *	33,240	174,842
Extreme Networks, Inc. *	69,135	105,085
Fisher Communications, Inc. *	5,395	52,655
General Communication, Inc., Class A *	35,529	237,334
GeoEye, Inc. *	13,700	270,575
Global Crossing, Ltd. * (a)	20,646	144,522
Global Sources, Ltd. *	12,624	49,108
Global Traffic Network, Inc. *	10,033	30,400
Globecomm Systems, Inc. *	16,451	95,251
GSI Commerce, Inc. * (a)	17,811	233,324
Harmonic, Inc. *	71,958	467,727
Harris Stratex Networks, Inc., Class A *	20,606	79,333
Harte-Hanks, Inc.	28,644	153,245
Hughes Communications, Inc. *	5,795	69,714
Hypercom Corp. *	44,204	42,436
i2 Technologies, Inc. *	12,259	96,846
Infinera Corp. * (a)	70,339	520,509
InfoSpace, Inc. *	26,325	136,890
InterDigital, Inc. *	34,346	886,814
Internap Network Services Corp. *	39,714	106,831
Internet Capital Group, Inc. *	30,405	122,532
inVentiv Health, Inc. *	25,190	205,550
Iowa Telecommunications Services, Inc. (a)	24,769	283,853
iPCS, Inc. *	13,603	132,085
Ixia *	33,789	174,689
J2 Global Communications, Inc. *	33,456	732,352
Journal Communications, Inc.	39,923	29,942
Keynote Systems, Inc. *	11,141	88,348
Knology, Inc. *	23,728	97,759
Lin TV Corp. *	24,316	27,234
Liquidity Services, Inc. *	11,459	80,098
LoopNet, Inc. *	22,331	135,772
Loral Space & Communications, Inc. *	8,997	192,176

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Marchex, Inc., Class B	19,225	$66,134
Martha Stewart Living
Omnimedia, Inc., Class A *	20,881	51,994
Mastec, Inc. *	32,498	392,901
McClatchy Company, Class A	51,232	25,104
Media General, Inc., Class A (a)	20,227	38,836
Mediacom Communications Corp., Class A *	30,814	124,180
ModusLink Global Solutions, Inc. *	35,354	91,567
Move, Inc. *	98,177	142,357
Neutral Tandem, Inc. *	12,755	313,901
Newport Corp. *	28,595	126,390
NIC, Inc. *	30,457	158,376
Novatel Wireless, Inc. *	24,669	138,640
NTELOS Holdings Corp.	23,014	417,474
Online Resources Corp. *	22,415	94,367
Oplink Communications, Inc. *	16,883	129,999
OpNext, Inc. *	23,540	40,253
Orbcomm, Inc. *	28,160	41,395
Orbitz Worldwide, Inc. *	29,472	38,019
Outdoor Channel Holdings, Inc. *	12,041	82,120
PAETEC Holding Corp. *	98,903	142,420
Parkervision, Inc. * (a)	20,500	34,645
PC-Tel, Inc. *	16,266	69,944
Perficient, Inc. *	24,505	132,327
Plantronics, Inc.	37,552	453,253
Playboy Enterprises, Inc., Class B *	18,799	37,034
Polycom, Inc. *	66,396	1,021,834
Premiere Global Services, Inc. *	47,263	416,860
PRIMEDIA, Inc.	22,422	55,382
Rackspace Hosting, Inc. *	13,134	98,374
RCN Corp. *	30,195	111,721
RealNetworks, Inc. *	65,379	152,333
RF Micro Devices, Inc. *	201,855	268,467
RightNow Technologies, Inc. *	21,345	161,582
S1 Corp. *	35,731	184,015
Sapient Corp. *	66,902	299,052
SAVVIS, Inc. *	29,265	181,150
Shenandoah Telecommunications Company	18,032	411,130
ShoreTel, Inc. *	16,900	72,839
Sinclair Broadcast Group, Inc., Class A	41,165	42,400
SonicWALL, Inc. *	40,579	180,982
Sonus Networks, Inc. *	157,602	247,435
Sourcefire, Inc. *	15,772	114,820
Starent Networks Corp. * (a)	22,633	357,828
SupportSoft, Inc. *	39,699	76,222
Switch & Data Facilities Company, Inc. *	15,891	139,364
Sycamore Networks, Inc. *	147,362	393,456
Symmetricom, Inc. *	36,690	128,415
Syniverse Holdings, Inc. *	38,886	612,843
TechTarget, Inc. *	11,550	27,720
Tekelec, Inc. *	49,638	656,711
TeleCommunication Systems, Inc. *	25,588	234,642
Terremark Worldwide, Inc. * (a)	40,924	110,086
TerreStar Corp. *	51,421	28,796
The Knot, Inc. *	21,555	176,751
TheStreet.com, Inc.	15,191	29,926

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Thinkorswim Group, Inc. *	39,351	$339,993
TIBCO Software, Inc. *	132,349	776,889
TW Telecom, Inc. *	112,010	980,087
United Online, Inc.	58,203	259,585
USA Mobility, Inc. *	18,651	171,776
UTStarcom, Inc. *	93,204	72,699
ValueClick, Inc. *	65,452	556,996
VASCO Data Security International, Inc. *	20,671	119,272
Viasat, Inc. *	19,450	404,949
Vignette Corp. *	19,272	128,737
Virgin Mobile USA, Inc. *	31,401	40,507
Vocus, Inc. *	12,248	162,776
Web.com Group, Inc. *	21,428	71,141
Websense, Inc. *	34,205	410,460
World Wrestling Entertainment, Inc., Class A	16,084	185,609

		35,068,305
Consumer, Cyclical - 11.84%
99 Cents Only Stores *	35,341	326,551
Aeropostale, Inc. *	50,443	1,339,766
AFC Enterprises, Inc. *	20,240	91,282
Airtran Holdings, Inc. * (a)	88,558	402,939
Alaska Air Group, Inc. *	27,041	475,110
Allegiant Travel Company * (a)	10,224	464,783
Ambassadors Group, Inc.	15,161	123,107
American Apparel, Inc. * (a)	26,600	77,672
American Axle & Manufacturing Holdings, Inc.	38,707	51,093
American Woodmark Corp. (a)	8,302	145,783
Americas Car Mart, Inc. *	7,826	106,355
Amerigon, Inc. *	18,534	68,576
Ameristar Casinos, Inc.	19,473	244,970
AMREP Corp. * (a)	1,467	23,032
ArvinMeritor, Inc.	59,036	46,638
Asbury Automotive Group, Inc.	25,129	108,306
ATC Technology Corp. *	16,496	184,755
Audiovox Corp., Class A *	14,526	49,824
Bally Technologies, Inc. *	41,363	761,906
Beacon Roofing Supply, Inc. *	33,468	448,137
Beazer Homes USA, Inc. *	32,268	32,591
Bebe Stores, Inc.	29,428	196,285
Big 5 Sporting Goods Corp.	17,366	101,938
BJ's Restaurants, Inc. *	13,249	184,294
Blockbuster, Inc., Class A *	139,080	100,138
Bluegreen Corp. *	11,059	19,243
BMP Sunstone Corp. *	18,332	59,212
Bob Evans Farms, Inc.	23,438	525,480
Borders Group, Inc. *	53,038	33,414
Brightpoint, Inc. *	39,131	167,481
Brookfield Homes Corp. (a)	8,288	28,594
Brown Shoe, Inc.	32,740	122,775
Brunswick Corp. (a)	67,244	231,992
Buffalo Wild Wings, Inc. * (a)	13,409	490,501
Build A Bear Workshop, Inc. *	13,310	80,792
Cabela's, Inc. *	29,880	272,207
California Pizza Kitchen, Inc. *	16,056	210,012
Callaway Golf Company (a)	50,519	362,726
Carter's, Inc. *	42,592	801,156

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Casey's General Stores, Inc.	38,344	$1,022,251
Cash America International, Inc.	21,953	343,784
Cato Corp., Class A	20,934	382,674
Cavco Industries, Inc. *	5,110	120,596
CEC Entertainment, Inc. *	15,108	390,995
Champion Enterprises, Inc. *	62,965	30,223
Charlotte Russe Holding, Inc. *	16,380	133,497
Charming Shoppes, Inc. *	88,246	123,544
Cherokee, Inc.	6,114	95,378
Chico's FAS, Inc. *	133,525	717,029
Children's Place Retail Stores, Inc. *	17,620	385,702
Chindex International, Inc. *	8,846	43,965
Christopher & Banks Corp.	27,367	111,931
Churchill Downs, Inc.	7,423	223,135
Cinemark Holdings, Inc.	22,733	213,463
Citi Trends, Inc. *	10,911	249,753
CKE Restaurants, Inc.	39,682	333,329
Coldwater Creek, Inc. *	44,207	110,960
Collective Brands, Inc. *	48,308	470,520
Columbia Sportswear Company (a)	9,272	277,418
Conn's, Inc. * (a)	7,540	105,862
Cooper Tire & Rubber Company	45,421	183,501
Core-Mark Holding Company, Inc. *	7,393	134,700
Cracker Barrel Old Country Store, Inc. *	16,752	479,777
Crocs, Inc. *	66,893	79,603
Dana Holding Corp. *	82,440	37,922
Deckers Outdoor Corp. *	9,853	522,603
Denny's Corp. *	74,791	124,901
Dillard's, Inc., Class A (a)	43,745	249,346
DineEquity, Inc. (a)	13,467	159,719
Domino's Pizza, Inc. *	29,984	196,395
Dover Downs Gaming & Entertainment, Inc.	12,137	37,261
DSW, Inc., Class A *	10,227	95,009
DTS, Inc. *	13,756	330,969
Einstein Noah Restaurant Group, Inc. *	3,935	22,941
Ethan Allen Interiors, Inc.	18,737	210,979
Exide Technologies *	57,349	172,047
FGX International Holdings, Ltd. *	10,676	124,055
Finish Line, Inc.	32,521	215,289
First Cash Financial Services, Inc. *	15,008	223,919
Force Protection, Inc. *	51,809	248,683
Fred's, Inc., Class A	30,429	343,239
Fuel Systems Solutions, Inc. * (a)	9,219	124,272
Fuqi International, Inc. *	7,910	37,177
Furniture Brands International, Inc.	36,424	53,543
G & K Services, Inc., Class A	14,119	266,990
Gaylord Entertainment Company * (a)	31,255	260,354
Genesco, Inc. *	14,488	272,809
G-III Apparel Group, Ltd. *	10,343	57,093
Great Wolf Resorts, Inc. *	21,472	50,030
Group 1 Automotive, Inc. (a)	17,692	247,157
Gymboree Corp. *	21,376	456,378
Haverty Furniture Companies, Inc. (a)	14,005	147,473
Hawaiian Holdings, Inc. *	33,333	124,332
Herman Miller, Inc.	42,849	456,770
hhgregg, Inc. *	9,575	135,486

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Hibbett Sports, Inc. *	21,579	$414,748
HNI Corp.	33,943	353,007
Hooker Furniture Corp.	7,642	64,498
Hot Topic, Inc. *	32,966	368,890
Houston Wire & Cable Company	14,238	110,344
Hovnanian Enterprises, Inc., Class A *	36,737	57,310
Iconix Brand Group, Inc. *	43,749	387,179
Insight Enterprises, Inc. *	36,517	111,742
Interface, Inc., Class A	41,489	124,052
Isle of Capri Casinos, Inc. *	13,278	70,241
J. Crew Group, Inc. * (a)	32,042	422,314
Jack in the Box, Inc. *	44,241	1,030,373
Jakks Pacific, Inc. *	20,894	258,041
JetBlue Airways Corp. *	130,987	478,103
Jo-Ann Stores, Inc. *	19,261	314,725
Jos. A. Bank Clothiers, Inc. *	13,709	381,247
Kenneth Cole Productions, Inc., Class A	7,383	47,177
Kimball International, Inc., Class B	12,242	80,308
Knoll, Inc.	37,026	226,969
Krispy Kreme Doughnuts, Inc. *	45,699	73,118
K-Swiss, Inc., Class A	19,953	170,399
Landry's Restaurants, Inc.	9,507	49,627
La-Z-Boy, Inc.	43,358	54,197
Leapfrog Enterprises, Inc., Class A *	27,241	37,593
Lear Corp. *	52,392	39,294
LIFE TIME FITNESS, Inc. * (a)	26,466	332,413
Lodgian, Inc. *	10,483	22,014
Luby's Cafeterias, Inc. *	17,482	85,837
Lululemon Athletica, Inc. * (a)	15,072	130,524
Lumber Liquidators, Inc. *	7,181	91,558
M/I Homes, Inc.	11,103	77,610
Macrovision Solutions Corp. *	62,241	1,107,267
Maidenform Brands, Inc. *	17,274	158,230
Marcus Corp.	15,796	134,266
Marine Products Corp.	8,980	38,075
MarineMax, Inc. *	14,816	29,039
Marvel Entertainment, Inc. *	36,850	978,367
Meritage Homes Corp. * (a)	23,412	267,365
Mobile Mini, Inc. *	26,311	303,103
Modine Manufacturing Company	26,648	66,620
Monarch Casino & Resort, Inc. *	9,735	50,233
Morgans Hotel Group Company * (a)	20,224	62,897
Movado Group, Inc.	12,647	95,358
MWI Veterinary Supply, Inc. *	7,784	221,688
National Cinemedia, Inc.	32,133	423,513
National Presto Industries, Inc.	3,375	205,909
New York & Company, Inc. *	18,718	66,449
Nu Skin Enterprises, Inc., Class A	37,669	395,148
O'Charley's, Inc.	15,470	46,565
Owens & Minor, Inc.	30,789	1,020,040
Oxford Industries, Inc.	11,200	69,104
P.F. Chang's China Bistro, Inc. * (a)	18,144	415,135
Pacific Sunwear of California, Inc. *	52,615	87,341
Pantry, Inc. *	16,917	297,908
Papa John's International, Inc. *	16,482	376,943
PC Connection, Inc. *	8,617	32,745

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
PC Mall, Inc. *	9,282	$42,140
Perry Ellis International, Inc. *	10,220	35,361
Pier 1 Imports, Inc. *	73,843	41,352
Pinnacle Entertainment, Inc. * (a)	45,513	320,412
Polaris Industries, Inc. (a)	24,941	534,735
Pool Corp. (a)	36,483	488,872
PriceSmart, Inc.	11,108	200,055
Quiksilver, Inc. *	96,733	123,818
RC2 Corp. *	13,936	73,443
Red Robin Gourmet Burgers, Inc. *	11,746	207,082
Regis Corp.	32,545	470,275
Republic Airways Holdings, Inc. *	26,834	173,884
Retail Ventures, Inc. *	23,642	35,936
Rex Stores Corp. *	6,157	66,003
Ruby Tuesday, Inc. *	40,478	118,196
Rush Enterprises, Inc., Class A *	26,053	232,393
Ryland Group, Inc.	32,150	535,619
Sally Beauty Holdings, Inc. *	71,961	408,738
ScanSource, Inc. *	20,016	371,897
Scholastic Corp.	18,627	280,709
School Specialty, Inc. * (a)	14,425	253,736
Sealy Corp. *	36,820	54,862
Shoe Carnival, Inc. *	7,354	76,114
Shuffle Master, Inc. *	41,556	119,266
Skechers U.S.A., Inc., Class A *	24,857	165,796
Skyline Corp.	5,413	102,901
SkyWest, Inc.	44,265	550,657
Sonic Automotive, Inc.	21,515	34,424
Sonic Corp. *	45,731	458,225
Speedway Motorsports, Inc.	10,726	126,781
Stage Stores, Inc.	29,231	294,648
Standard Pacific Corp. *	79,797	70,221
Stein Mart, Inc. *	22,511	65,057
Steinway Musical Instruments, Inc. *	5,741	68,720
Steven Madden, Ltd. *	13,384	251,352
Superior Industries International, Inc.	17,848	211,499
Susser Holdings Corp. *	6,192	83,220
Syms Corp. *	2,342	14,333
Systemax, Inc. *	8,500	109,820
Talbots, Inc.	20,059	70,407
Tempur-Pedic International, Inc.	56,712	413,998
Tenneco, Inc. *	39,048	63,648
Texas Roadhouse, Inc., Class A *	37,352	355,965
The Buckle, Inc.	17,381	554,975
The Cheesecake Factory, Inc. *	45,206	517,609
The Dress Barn, Inc. *	34,043	418,388
The Men's Wearhouse, Inc. (a)	38,983	590,203
The Pep Boys - Manny, Moe & Jack	33,034	145,680
The Steak & Shake Company *	22,321	168,970
The Wet Seal, Inc., Class A *	70,410	236,578
Timberland Company, Class A *	36,081	430,807
Titan International, Inc. (a)	26,304	132,309
Titan Machinery, Inc. *	5,766	51,836
TiVo, Inc. *	77,379	544,748
Town Sports International Holdings, Inc. *	15,262	45,633
Tractor Supply Company *	25,124	905,971

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
True Religion Apparel, Inc. *	12,955	$152,999
Tuesday Morning Corp. *	26,850	34,099
Tween Brands, Inc. *	19,550	41,837
UAL Corp. *	94,861	424,977
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,971	105,728
Under Armour, Inc., Class A * (a)	24,863	408,499
Unifi, Inc. *	41,548	26,591
Unifirst Corp.	10,856	302,231
United Stationers, Inc. *	17,842	501,003
Universal Electronics, Inc. *	10,906	197,399
US Airways Group, Inc. *	86,758	219,498
Vail Resorts, Inc. * (a)	22,535	460,390
Volcom, Inc. * (a)	13,978	135,587
Wabash National Corp.	28,430	34,969
Warnaco Group, Inc. *	34,264	822,336
Watsco, Inc.	17,552	597,295
Wendy's/Arby's Group, Inc.	300,172	1,509,865
Weyco Group, Inc.	5,610	145,411
Winnebago Industries, Inc. (a)	23,083	122,571
WMS Industries, Inc. * (a)	33,159	693,355
Wolverine World Wide, Inc.	37,377	582,334
Wonder Auto Technology, Inc. *	12,409	44,424
World Fuel Services Corp. (a)	21,646	684,663
Zale Corp. *	26,058	50,813
Zumiez, Inc. *	15,119	146,654

		57,710,712
Consumer, Non-cyclical - 24.63%
1-800-Flowers.com, Inc., Class A *	21,973	45,484
Aaron Rents, Inc.	34,098	909,053
Abaxis, Inc. * (a)	16,458	283,736
Abiomed, Inc. *	26,204	128,400
ABM Industries, Inc.	33,042	541,889
Acadia Pharmaceuticals, Inc. *	29,962	28,464
Accelrys, Inc. *	22,262	88,603
Acco Brands Corp. *	43,342	42,475
Accuray, Inc. *	27,813	139,899
Acorda Therapeutics, Inc. *	28,055	555,770
Actrade Financial Technologies, Ltd. * (e)(h)	722	0
Acura Pharmaceuticals, Inc. * (a)	6,341	40,709
Administaff, Inc.	16,218	342,686
Adolor Corp. *	37,994	77,508
Advance America Cash Advance Centers, Inc.	32,949	55,684
Affymax, Inc. *	4,172	67,211
Affymetrix, Inc. *	53,908	176,279
AgFeed Industries, Inc. *	15,977	36,108
Air Methods Corp. *	8,221	139,017
Akorn, Inc. *	45,541	39,165
Albany Molecular Research, Inc. *	17,949	169,259
Alexion Pharmaceuticals, Inc. *	61,724	2,324,526
Alexza Pharmaceuticals, Inc. *	19,669	43,468
Alico, Inc. (a)	2,929	70,296
Align Technology, Inc. * (a)	47,108	373,566
Alkermes, Inc. *	72,319	877,229
Alliance Imaging, Inc. *	19,636	133,525
Alliance One International, Inc. *	68,096	261,489
Allos Therapeutics, Inc. *	40,444	249,944

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Almost Family, Inc. * (a)	4,806	$91,747
Alnylam Pharmaceuticals, Inc. * (a)	26,963	513,376
Alphatec Holdings, Inc. *	22,082	39,085
AMAG Pharmaceuticals, Inc. * (a)	12,861	472,899
Amedisys, Inc. * (a)	19,911	547,353
American Dairy, Inc. * (a)	5,513	93,225
American Greetings Corp., Class A	35,126	177,738
American Medical Systems Holdings, Inc. * (a)	55,040	613,696
American Oriental Bioengineering, Inc. * (a)	46,595	179,857
American Public Education, Inc. * (a)	8,283	348,383
AMERIGROUP Corp. *	40,279	1,109,284
Amicus Therapeutics, Inc. * (a)	4,095	37,387
AMN Healthcare Services, Inc. *	25,989	132,544
AmSurg Corp. *	23,812	377,420
Andersons, Inc.	13,838	195,669
AngioDynamics, Inc. *	18,389	206,692
Arbitron, Inc.	20,689	310,542
Ardea Biosciences, Inc. *	11,321	116,493
Arden Group, Inc.	372	43,464
Arena Pharmaceuticals, Inc. *	56,574	170,288
Ariad Pharmaceuticals, Inc. *	55,875	66,491
Arqule, Inc. *	31,862	131,909
Array BioPharma, Inc. *	37,968	100,236
Assisted Living Concepts, Inc. *	8,490	115,124
athenahealth, Inc. *	15,618	376,550
Atrion Corp.	1,178	103,947
Auxilium Pharmaceuticals, Inc. * (a)	31,157	863,672
B&G Foods, Inc.	16,229	84,391
Bankrate, Inc. * (a)	9,610	239,769
Bio Reference Labs, Inc. *	8,727	182,482
Biodel, Inc. * (a)	8,718	45,421
BioForm Medical, Inc. *	20,955	25,565
BioMimetic Therapeutics, Inc. * (a)	10,422	73,996
Bio-Rad Laboratories, Inc., Class A *	14,246	938,811
Blue Nile, Inc. * (a)	10,175	306,776
Blyth, Inc.	4,746	124,013
Boston Beer Company, Inc. *	6,319	131,814
Bowne & Company, Inc.	21,715	69,705
Bruker BioSciences Corp. *	38,446	236,827
Cadence Pharmaceuticals, Inc. *	15,657	146,863
Cadiz, Inc. *	10,354	82,625
Calavo Growers, Inc.	8,295	99,706
Caliper Life Sciences, Inc. *	41,496	41,081
Cal-Maine Foods, Inc.	9,724	217,720
Cambrex Corp. *	23,447	53,459
Cantel Medical Corp. *	9,477	121,969
Capella Education Company * (a)	10,685	566,305
Capital Senior Living Corp. *	18,733	45,709
Caraco Pharmaceutical Labs *	9,558	33,644
Cardiac Science Corp. *	15,991	48,133
CardioNet, Inc. *	3,394	95,236
Cardtronics, Inc. *	12,423	21,989
Catalyst Health Solutions, Inc. *	24,876	493,042
CBIZ, Inc. *	33,981	236,848
CDI Corp.	9,697	94,255
Celera Corp. *	60,882	464,530

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Celldex Therapeutics, Inc. * (a)	12,241	$79,689
Centene Corp. *	32,617	587,758
Central Garden & Pet Company, Class A *	48,880	367,578
Cenveo, Inc. *	38,003	123,510
Cepheid, Inc. * (a)	43,420	299,598
Chattem, Inc. * (a)	12,900	723,045
Chemed Corp.	16,712	650,097
China Sky One Medical, Inc. *	6,035	69,402
Chiquita Brands International, Inc. *	32,966	218,565
Clinical Data, Inc. *	9,057	97,816
Coca-Cola Bottling Company Consolidated	3,223	167,757
Coinstar, Inc. *	21,162	693,267
Columbia Laboratories, Inc. *	17,441	25,115
Compass Diversified Trust	18,528	165,270
Conceptus, Inc. *	23,049	270,826
CONMED Corp. *	21,759	313,547
Consolidated Graphics, Inc. *	7,794	99,140
Corinthian Colleges, Inc. * (a)	64,277	1,250,188
Cornell Corrections, Inc. *	8,504	139,210
CorVel Corp. *	5,805	117,377
CoStar Group, Inc. *	14,828	448,547
Cougar Biotechnology, Inc. * (a)	11,320	364,504
CRA International, Inc. *	8,449	159,517
Cross Country Healthcare, Inc. *	23,615	154,678
Cryolife, Inc. *	21,463	111,178
CSS Industries, Inc.	6,038	102,646
Cubist Pharmaceuticals, Inc. *	42,618	697,230
CV Therapeutics, Inc. *	46,005	914,579
Cyberonics, Inc. *	18,081	239,935
Cynosure, Inc. *	7,537	45,900
Cypress Biosciences, Inc. *	28,468	202,407
Cytokinetics, Inc. *	29,073	49,424
Cytori Therapeutics, Inc. * (a)	18,644	32,068
Deluxe Corp.	39,326	378,709
Dendreon Corp. * (a)	71,294	299,435
DepoMed, Inc. *	40,294	95,094
DexCom, Inc. *	31,674	131,130
Diamond Foods, Inc.	12,135	338,931
Discovery Laboratories, Inc. *	77,765	94,873
Dollar Financial Corp. *	18,569	176,777
Dollar Thrifty Automotive Group, Inc. *	19,356	22,453
Durect Corp. *	63,371	141,317
Dyax Corp. *	43,708	109,707
DynCorp International, Inc. *	18,653	248,644
Electro Rent Corp.	15,921	153,478
Elizabeth Arden, Inc. *	19,238	112,158
Emergency Medical Services Corp., Class A *	6,916	217,093
Emergent Biosolutions, Inc. *	9,819	132,655
Emeritus Corp. *	15,375	100,860
Ennis Business Forms, Inc.	19,860	175,960
Enzo Biochem, Inc. *	25,189	101,260
Enzon Pharmaceuticals, Inc. * (a)	34,650	210,325
Euronet Worldwide, Inc. *	35,837	468,031
EV3, Inc. *	53,476	379,680
Exactech, Inc. *	6,037	69,365
Exelixis, Inc. * (a)	80,338	369,555

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Exlservice Holdings, Inc. *	11,109	$95,760
Exponent, Inc. *	10,423	264,015
Facet Biotech Corp. *	18,319	174,030
Farmer Brothers Company	2,542	45,248
First Advantage Corp., Class A *	8,053	110,970
Five Star Quality Care, Inc. *	26,574	27,637
Flowers Foods, Inc.	58,202	1,366,583
Forrester Research, Inc. *	11,846	243,554
Fossil, Inc. *	34,469	541,163
Fresh Del Monte Produce, Inc. *	31,612	519,069
Gaiam, Inc., Class A * (a)	14,899	48,869
Gartner Group, Inc., Class A *	44,894	494,283
Genomic Health, Inc. *	10,552	257,258
Genoptix, Inc. *	6,172	168,372
Gentiva Health Services, Inc. *	19,160	291,232
Geron Corp. * (a)	65,437	292,503
Gevity HR, Inc.	19,611	77,463
Global Cash Access, Inc. *	30,797	117,645
Grand Canyon Education, Inc. *	7,868	135,802
Great Lakes Dredge & Dock Company	31,102	93,617
Green Mountain Coffee Roasters, Inc. * (a)	12,981	623,088
GTx, Inc. * (a)	14,355	151,876
H&E Equipment Services, Inc. *	12,741	83,454
Haemonetics Corp. *	19,172	1,055,994
Hain Celestial Group, Inc. *	30,790	438,450
Halozyme Therapeutics, Inc. *	46,403	253,360
Hanger Orthopedic Group, Inc. *	23,268	308,301
Hansen Medical, Inc. *	14,294	57,462
Healthcare Services Group, Inc.	32,477	486,181
Healthsouth Corp. * (a)	66,804	593,220
Healthspring, Inc. *	37,339	312,527
Healthways, Inc. *	26,774	234,808
Heartland Payment Systems, Inc.	18,754	123,964
Heidrick & Struggles International, Inc.	13,098	232,359
Helen of Troy, Ltd. *	23,027	316,621
Hill International, Inc. *	18,180	55,267
HMS Holdings Corp. *	18,826	619,375
HQ Sustainable Maritime Industries, Inc. *	5,323	40,721
Hudson Highland Group, Inc. *	23,307	25,871
Human Genome Sciences, Inc. *	107,300	89,059
Huron Consulting Group, Inc. *	15,655	664,242
ICF International, Inc. *	4,998	114,804
ICT Group, Inc. *	7,391	41,168
ICU Medical, Inc. *	8,797	282,560
Idenix Pharmaceuticals, Inc. *	20,172	62,130
Idera Pharmaceuticals, Inc. *	16,190	104,749
I-Flow Corp. *	17,877	65,251
Immucor, Inc. *	52,886	1,330,083
Immunogen, Inc. *	39,090	277,539
Immunomedics, Inc. *	54,072	51,909
Imperial Sugar Company	9,804	70,491
Incyte Corp. *	59,823	139,986
Indevus Pharmaceuticals, Inc. *	38,347	42,182
Informatica Corp. *	66,854	886,484
Ingles Markets, Inc.	9,890	147,658
Inspire Pharmaceuticals, Inc. *	33,371	135,486

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Insulet Corp. * (a)	14,746	$60,459
Integra LifeSciences Holdings Corp. *	13,429	332,099
Interactive Data Corp.	27,447	682,332
Intermediate Parfums, Inc.	11,400	66,462
Intermune, Inc. * (a)	26,660	438,290
Internet Brands, Inc., Class A *	16,985	99,702
Invacare Corp. (a)	24,208	388,054
IPC The Hospitalist Company *	4,656	88,604
IRIS International, Inc. *	14,102	162,596
Isis Pharmaceuticals, Inc. * (a)	68,334	1,025,693
J & J Snack Foods Corp.	10,757	372,085
Jackson Hewitt Tax Service, Inc.	21,905	114,344
Javelin Pharmaceuticals, Inc. * (a)	39,735	57,218
K12, Inc. * (a)	4,745	65,955
Kelly Services, Inc., Class A	20,379	164,051
Kendle International, Inc. *	9,903	207,567
Kenexa Corp. *	17,581	94,762
Kensey Nash Corp. *	5,548	118,006
Kforce, Inc. *	23,552	165,571
Kindred Healthcare, Inc. *	21,078	315,116
Korn/Ferry International *	35,064	317,680
K-V Pharmaceutical Company, Class A *	25,736	42,464
Lance, Inc. (a)	20,538	427,601
Landauer, Inc.	7,102	359,929
Learning Tree International, Inc. *	7,203	61,009
LECG Corp. *	21,377	54,298
Lexicon Genetics, Inc. *	65,929	71,863
LHC Group, Inc. *	11,014	245,392
Life Sciences Research, Inc. *	7,116	51,022
Lifeway Foods, Inc. *	4,284	34,272
Ligand Pharmaceuticals, Inc., Class B *	78,197	233,027
Lincoln Educational Services Corp. *	3,241	59,375
Live Nation, Inc. *	57,961	154,756
Luminex Corp. *	31,173	564,855
M & F Worldwide Corp. *	9,152	107,170
Magellan Health Services, Inc. *	30,425	1,108,687
Mannatech, Inc. (a)	12,670	42,191
Mannkind Corp. * (a)	40,205	139,913
Martek Biosciences Corp. * (a)	24,809	452,764
Masimo Corp. * (a)	34,740	1,006,765
Maui Land & Pineapple, Inc. *	4,420	37,526
MAXIMUS, Inc.	13,197	526,032
Maxygen, Inc. *	19,438	132,178
McGrath Rentcorp	18,008	283,806
Medarex, Inc. *	97,326	499,282
MedCath Corp. *	12,342	89,726
Medical Action, Inc. *	11,263	93,370
Medicines Company *	39,368	426,749
Medicis Pharmaceutical Corp., Class A	42,521	525,985
Medivation, Inc. * (a)	19,341	353,360
Mercadolibre, Inc. * (a)	19,287	357,774
Meridian Bioscience, Inc.	30,273	548,547
Merit Medical Systems, Inc. *	20,973	256,080
Microvision, Inc. *	55,149	71,142
Micrus Endovascular Corp. *	12,661	75,586
Midas, Inc. *	11,134	88,181

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
MiddleBrook Pharmaceuticals, Inc. *	31,093	$42,286
Molecular Insight Pharmaceuticals, Inc. * (a)	14,826	52,781
Molina Healthcare, Inc. *	10,283	195,583
Momenta Pharmaceuticals, Inc. * (a)	20,259	223,052
Monro Muffler Brake, Inc.	12,319	336,678
MPS Group, Inc. *	71,612	426,091
Multi-Color Corp.	8,610	105,300
Myriad Genetics, Inc. *	64,764	2,944,819
Nabi Biopharmaceuticals *	40,298	149,103
Nanosphere, Inc. *	10,913	54,238
Nash Finch Company	9,668	271,574
National Beverage Corp. *	8,546	78,367
National Healthcare Corp.	6,402	257,040
Natus Medical, Inc. *	21,057	179,195
Navigant Consulting Company *	36,425	476,075
Nektar Therapeutics *	70,484	379,909
Neogen Corp. *	10,945	238,929
Net 1 UEPS Technologies, Inc. *	37,774	574,543
Netflix, Inc. * (a)	30,448	1,306,828
Neurocrine Biosciences, Inc. *	30,690	108,949
Nighthawk Radiology Holdings, Inc. *	17,512	47,282
Novavax, Inc. *	49,503	50,493
Noven Pharmaceuticals, Inc. *	18,978	179,911
NPS Pharmaceuticals, Inc. *	37,107	155,849
NutriSystem, Inc.	23,154	330,408
Nuvasive, Inc. * (a)	26,852	842,616
NxStage Medical, Inc. * (a)	21,679	55,932
Obagi Medical Products, Inc. *	13,990	75,266
Odyssey Healthcare, Inc. *	24,818	240,735
Odyssey Marine Exploration, Inc. *	41,015	139,041
Omega Protein Corp. *	15,049	39,729
On Assignment, Inc. *	27,988	75,847
Onyx Pharmaceuticals, Inc. *	41,948	1,197,615
Opko Health, Inc. *	40,433	39,624
Optimer Pharmaceuticals, Inc. * (a)	19,574	258,181
OraSure Technologies, Inc. *	37,297	94,361
Orexigen Therapeutics, Inc. *	16,324	42,606
Orthofix International NV *	13,113	242,853
Orthovita, Inc. *	51,203	137,224
OSI Pharmaceuticals, Inc. *	43,188	1,652,373
Osiris Therapeutics, Inc. * (a)	11,292	155,830
Overstock.com, Inc. *	12,095	110,669
Pain Therapeutics, Inc. * (a)	26,646	111,913
Palomar Medical Technologies, Inc. *	14,272	103,615
Par Pharmaceutical Companies, Inc. *	25,989	246,116
Parexel International Corp. *	42,970	418,098
PDL BioPharma, Inc.	89,965	636,952
Peets Coffee & Tea, Inc. *	10,108	218,535
PetMed Express, Inc. *	17,985	296,393
Pharmasset, Inc. *	15,773	154,733
PharMerica Corp. *	22,816	379,658
PHH Corp. *	41,150	578,157
POZEN, Inc. *	20,153	123,336
Pre-Paid Legal Services, Inc. * (a)	6,046	175,515
Prestige Brands Holdings, Inc. *	25,747	133,369
PRG-Schultz International, Inc. *	12,784	36,307

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Princeton Review, Inc. *	11,439	$49,760
Progenics Pharmaceuticals, Inc. * (a)	20,649	136,077
Protection One, Inc. *	2,905	9,267
Providence Service Corp. *	9,786	67,328
PSS World Medical, Inc. *	46,592	668,595
Psychiatric Solutions, Inc. * (a)	41,845	658,222
Questcor Pharmaceuticals, Inc. *	38,007	186,994
Quidel Corp. *	21,403	197,336
RadNet, Inc. *	19,250	23,870
Ralcorp Holdings, Inc. *	42,319	2,280,148
Regeneron Pharmaceuticals, Inc. *	47,040	651,974
RehabCare Group, Inc. *	13,649	238,039
Rent-A-Center, Inc. *	50,457	977,352
Repligen Corp. *	24,403	116,890
Res-Care, Inc. *	18,838	274,281
Resources Connection, Inc. *	34,468	519,777
Rigel Pharmaceuticals, Inc. *	28,069	172,344
Rollins, Inc.	31,206	535,183
RSC Holdings, Inc. * (a)	36,492	191,948
RTI Biologics, Inc. *	41,751	118,990
Ruddick Corp.	31,693	711,508
Russ Berrie & Company, Inc. *	15,636	20,640
Salix Pharmaceuticals, Ltd. *	36,269	344,555
Sanderson Farms, Inc.	15,353	576,505
Sangamo Biosciences, Inc. *	28,506	120,580
Savient Pharmaceuticals, Inc. * (a)	41,512	205,484
Schiff Nutrition International, Inc. *	7,873	35,429
Seaboard Corp.	255	257,550
Seattle Genetics, Inc. *	49,717	490,210
Sequenom, Inc. * (a)	45,923	653,025
Shutterfly, Inc. *	15,088	141,375
Sirona Dental Systems, Inc. *	12,845	183,940
Skilled Healthcare Group, Inc. *	13,390	109,932
Smart Balance, Inc. * (a)	48,137	290,747
Somanetics Corp. *	9,276	140,810
SonoSite, Inc. *	12,770	228,328
Sotheby's (a)	51,038	459,342
Spartan Motors, Inc.	25,309	101,742
Spartan Stores, Inc.	16,689	257,177
Spectranetics Corp. *	25,519	64,563
Spherion Corp. *	40,337	83,901
Stamps.com, Inc. *	10,515	101,996
Standard Parking Corp. *	6,302	103,353
Star Scientific, Inc. *	50,781	217,343
Steiner Leisure, Ltd. *	12,398	302,635
Stereotaxis, Inc. * (a)	24,373	97,248
STERIS Corp.	43,945	1,023,040
Stewart Enterprises, Inc., Class A (a)	64,092	207,658
Sucampo Pharmaceuticals, Inc. *	7,267	44,547
SuccessFactors, Inc. * (a)	18,867	143,955
Sun Healthcare Group, Inc. *	32,683	275,845
Sunrise Senior Living, Inc. *	36,135	24,572
SurModics, Inc. * (a)	11,746	214,365
Symmetry Medical, Inc. *	27,137	171,234
Synovis Life Technologies, Inc. *	8,999	124,546
Synta Pharmaceuticals Corp. * (a)	14,877	31,837

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Synutra International, Inc. * (a)	8,082	$66,353
Targacept, Inc. *	7,948	21,301
Team, Inc. *	14,116	165,440
Tejon Ranch Company *	8,498	175,654
TeleTech Holdings, Inc. *	27,722	301,893
Tetra Tech, Inc. *	44,338	903,608
The Advisory Board Company *	12,342	204,630
The Ensign Group, Inc.	6,287	97,197
The Geo Group, Inc. *	38,559	510,907
The Great Atlantic & Pacific Tea Company,
Inc. *	27,171	144,278
The Hackett Group, Inc. *	33,657	67,987
The Standard Register Company	12,351	56,568
Theravance, Inc. *	39,319	668,423
Thoratec Corp. *	41,075	1,055,217
TNS, Inc. *	18,893	154,545
TomoTherapy, Inc. *	33,553	88,915
Tootsie Roll Industries, Inc. (a)	18,517	402,186
Trans1, Inc. *	10,191	62,063
TreeHouse Foods, Inc. *	23,496	676,450
Triple-S Management Corp. * (a)	10,880	134,042
TrueBlue, Inc. *	33,675	277,819
Tupperware Brands Corp.	46,877	796,440
United Natural Foods, Inc. *	32,500	616,525
United Therapeutics Corp. *	16,927	1,118,705
Universal Corp.	19,110	571,771
Universal Technical Institute, Inc. *	16,303	195,636
US Physical Therapy, Inc. *	9,354	90,547
USANA Health Sciences, Inc. * (a)	5,015	112,135
Valassis Communications, Inc. *	38,190	59,958
Valeant Pharmaceuticals International * (a)	48,011	854,116
Vector Group, Ltd.	25,169	326,945
Viad Corp.	15,774	222,729
Village Super Market, Inc.	5,006	156,037
ViroPharma, Inc. *	59,706	313,457
Virtual Radiologic Corp. * (a)	5,605	39,179
VistaPrint, Ltd. * (a)	33,436	919,156
Vital Images, Inc. *	11,591	130,631
Vivus, Inc. *	53,084	229,323
Vnus Medical Technologies *	9,862	209,765
Volcano Corp. *	35,669	518,984
Volt Information Sciences, Inc. *	9,314	61,938
Watson Wyatt Worldwide, Inc., Class A	32,079	1,583,740
WD-40 Company	12,612	304,454
Weis Markets, Inc.	8,420	261,357
West Pharmaceutical Services, Inc.	24,283	796,725
Winn-Dixie Stores, Inc. *	41,104	392,954
Wright Express Corp. *	29,394	535,559
Wright Medical Group, Inc. *	28,135	366,599
XenoPort, Inc. *	20,637	399,532
Zhongpin, Inc. *	14,303	127,011
Zoll Medical Corp. *	15,881	228,051
Zymogenetics, Inc. * (a)	29,280	116,827

		120,117,767
Diversified - 0.01%
Resource America, Inc.	9,380	37,426

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 3.46%
Abraxas Petroleum Corp. *	37,543	$38,669
Akeena Solar, Inc. *	21,502	24,082
Allis-Chalmers Energy, Inc. *	22,321	43,079
Alon USA Energy, Inc. (a)	8,260	113,162
American Oil & Gas, Inc. *	37,918	29,197
APCO Argentina, Inc.	3,867	42,614
Approach Resources, Inc. *	8,279	51,330
Arena Resources, Inc. *	28,804	733,926
Ascent Solar Technologies, Inc. * (a)	7,114	28,883
Atlas America, Inc.	26,925	235,594
ATP Oil & Gas Corp. * (a)	22,089	113,316
Basic Energy Services, Inc. *	31,519	203,928
Berry Petroleum Company, Class A	32,702	358,414
Bill Barrett Corp. *	27,914	620,807
Bolt Technology Corp. *	6,885	48,952
BPZ Energy, Inc. * (a)	46,250	171,125
Brigham Exploration Company *	37,969	72,141
Bronco Drilling Company, Inc. *	20,707	108,919
Cal Dive International, Inc. * (a)	33,484	226,687
Callon Petroleum Company *	21,180	23,086
Carbo Ceramics, Inc. (a)	15,209	432,544
Carrizo Oil & Gas, Inc. * (a)	21,391	189,952
Cheniere Energy, Inc. *	39,027	166,255
Clayton Williams Energy, Inc. *	4,321	126,346
Clean Energy Fuels Corp. * (a)	19,112	116,392
Complete Production Services, Inc. *	36,771	113,255
Comstock Resources, Inc. *	34,555	1,029,739
Comverge, Inc. * (a)	17,225	119,714
Concho Resources, Inc. *	41,969	1,073,987
Contango Oil & Gas Company *	10,050	393,960
Crosstex Energy, Inc.	33,129	54,331
CVR Energy, Inc. *	17,867	98,983
Dawson Geophysical Company *	6,089	82,201
Delek US Holdings, Inc.	10,260	106,294
Delta Petroleum Corp. * (a)	52,610	63,132
Double Eagle Petroleum & Mining Company *	7,640	39,499
Dril-Quip, Inc. *	23,344	716,661
Evergreen Energy, Inc. *	96,073	133,734
Evergreen Solar, Inc. * (a)	109,512	233,260
EXCO Resources, Inc. *	113,429	1,134,290
Flotek Industries, Inc. *	18,039	28,321
Fuelcell Energy, Inc. *	54,434	130,642
FX Energy, Inc. * (a)	33,953	94,389
Georesources, Inc. *	5,276	35,455
GMX Resources, Inc. *	13,234	86,021
Goodrich Petroleum Corp. * (a)	17,203	333,050
Gran Tierra Energy, Inc. *	169,033	424,273
GT Solar International, Inc. *	23,026	152,893
Gulf Islands Fabrication, Inc.	9,659	77,369
Gulfport Energy Corp. *	21,878	50,757
Harvest Natural Resources, Inc. *	27,354	92,730
Headwaters, Inc. *	32,759	102,863
Hornbeck Offshore Services, Inc. *	17,483	266,441
Houston American Energy Corp.	13,973	25,990
International Coal Group, Inc. * (a)	97,160	156,428
ION Geophysical Corp. *	69,375	108,225

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
James River Coal Company * (a)	20,749	$256,043
Lufkin Industries, Inc.	11,193	423,991
Matrix Service Company *	19,871	163,340
McMoran Exploration Company *	46,422	218,183
Mitcham Industries, Inc. *	8,221	31,322
NATCO Group, Inc. *	15,190	287,547
National Coal Corp. *	24,905	33,871
Natural Gas Services Group, Inc. *	9,507	85,563
Newpark Resources, Inc. *	69,005	174,583
Northern Oil And Gas, Inc. *	17,523	63,083
Oilsands Quest, Inc. *	146,755	105,664
Panhandle Oil and Gas, Inc.	6,153	105,339
Parallel Petroleum Corp. *	35,967	46,038
Parker Drilling Company *	86,269	158,735
Penn Virginia Corp.	31,803	349,197
Petroleum Development Corp. *	11,641	137,480
Petroquest Energy, Inc. *	34,338	82,411
Pioneer Drilling Company *	38,280	125,558
Plug Power, Inc. *	95,265	82,880
Precision Drilling Trust *	11,092	29,726
Quantum Fuel Systems Technologies
Worldwide, Inc. *	70,349	56,279
RAM Energy Resources, Inc. *	45,801	33,435
Rex Energy Corp. *	14,423	41,394
Rosetta Resources, Inc. *	41,332	204,593
RPC, Inc.	22,319	147,975
Stone Energy Corp. *	24,948	83,077
SulphCo, Inc. *	46,669	49,936
Superior Well Services, Inc. *	12,976	66,567
Swift Energy Company *	23,543	171,864
T-3 Energy Services, Inc. *	9,717	114,466
Toreador Resources Corp. * (a)	15,343	38,511
Trico Marine Services, Inc. * (a)	10,482	22,012
Tri-Valley Corp. * (a)	12,783	14,573
Union Drilling, Inc. *	11,538	43,844
VAALCO Energy, Inc. *	45,439	240,372
Venoco, Inc. *	16,990	55,727
Warren Resources, Inc. *	50,084	48,081
Western Refining, Inc.	22,499	268,638
Westmoreland Coal Company *	7,710	55,281
Willbros Group, Inc. *	29,480	285,956

		16,881,422
Financial - 19.64%
1st Source Corp.	11,828	213,495
Abington Bancorp, Inc.	19,441	160,971
Acadia Realty Trust, REIT	24,658	261,621
Advanta Corp., Class B	33,976	22,424
Agree Realty Corp., REIT	6,328	99,286
Alexander's, Inc., REIT *	1,536	261,704
Ambac Financial Group, Inc.	219,564	171,260
AMCORE Financial, Inc.	21,359	34,174
American Campus Communities, Inc., REIT	31,861	553,107
American Capital Agency Corp., REIT (a)	7,524	128,736
American Equity Investment Life Holding
Company	41,614	173,114
American Physicians Capital, Inc.	5,791	236,968

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
American Safety Insurance Holdings, Ltd. *	8,429	$97,018
Ameris Bancorp	11,545	54,377
Amerisafe, Inc. *	14,372	220,179
Amtrust Financial Services, Inc.	12,128	115,822
Anworth Mortgage Asset Corp., REIT	74,115	454,325
Apollo Investment Corp.	108,661	378,140
Ares Capital Corp.	73,961	357,971
Argo Group International Holdings, Ltd. *	23,234	700,040
Arrow Financial Corp.	7,384	174,927
Ashford Hospitality Trust, Inc., REIT	68,458	105,425
Aspen Insurance Holdings, Ltd.	64,405	1,446,536
Asset Acceptance Capital Corp. *	12,059	64,033
Associated Estates Realty Corp., REIT	12,386	70,352
Assured Guaranty, Ltd. (a)	42,284	286,263
Avatar Holdings, Inc. *	4,847	72,608
Baldwin & Lyons, Inc., Class B	3,322	62,852
BancFirst Corp.	5,873	213,777
Banco Latinoamericano de
Exportaciones, S.A.	21,147	198,147
BancTrust Financial Group, Inc. (a)	14,422	91,291
Bank Mutual Corp.	37,043	335,610
Bank of the Ozarks, Inc.	9,703	223,945
BankFinancial Corp.	15,492	154,455
Banner Corp. (a)	13,622	39,640
Beneficial Mutual Bancorp, Inc. * (a)	24,872	244,989
Berkshire Hill Bancorp, Inc.	9,554	218,978
BGC Partners, Inc.	26,949	59,557
BioMed Realty Trust, Inc., REIT	60,793	411,569
BlackRock Kelso Capital Corp.	10,590	44,372
Boston Private Financial Holdings, Inc.	43,613	153,082
Broadpoint Securities Group, Inc. *	21,016	69,353
Brookline Bancorp, Inc.	44,400	421,800
Bryn Mawr Bank Corp.	2,895	48,781
Calamos Asset Management, Inc.	16,006	76,989
Camden National Corp.	6,451	147,405
Capital City Bank Group, Inc. (a)	9,693	111,082
Capital Lease Funding, Inc., REIT	36,370	71,649
Capital Southwest Corp.	2,328	177,836
Capitol Bancorp, Ltd. (a)	12,700	52,705
Capstead Mortage Corp., REIT	47,329	508,313
Cardinal Financial Corp.	19,893	114,186
Care Investment Trust, Inc., REIT	11,250	61,425
Cascade Bancorp	20,190	32,910
Cass Information Systems, Inc.	3,696	119,861
Cathay General Bancorp (a)	37,987	396,204
Cedar Shopping Centers, Inc., REIT	31,113	54,137
Centerstate Banks of Florida, Inc. (a)	8,117	89,368
Central Pacific Financial Corp.	22,787	127,607
Chemical Financial Corp.	18,570	386,442
Chimera Investment Corp.	103,880	349,037
Citizens Republic Banking Corp., Inc. *	100,075	155,116
Citizens, Inc., Class A * (a)	28,605	207,958
City Bank (a)	12,131	40,032
City Holding Company	12,654	345,328
Clifton Savings Bancorp, Inc.	8,600	86,000
CNA Surety Corp. *	12,761	235,313

The accompanying notes are an integral part of the financial statements.
299

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
CoBiz, Inc. (a)	15,909	$83,522
Cogdell Spencer, Inc., REIT	10,752	54,835
Cohen & Steers, Inc. (a)	12,922	144,210
Colonial Bancgroup, Inc.	158,153	142,338
Colonial Properties Trust, REIT	36,746	140,002
Columbia Banking System, Inc.	15,099	96,634
Community Bank Systems, Inc. (a)	25,215	422,351
Community Trust Bancorp, Inc.	11,752	314,366
Compucredit Corp. * (a)	13,442	32,933
Consolidated Tomoka Land Company	4,270	126,819
Corporate Office Properties Trust, REIT	31,523	782,716
Cousins Properties, Inc., REIT (a)	33,411	215,167
Crawford & Company, Class B *	18,453	124,004
Credit Acceptance Corp. * (a)	4,542	97,608
CVB Financial Corp. (a)	51,160	339,191
Danvers Bancorp, Inc.	13,948	192,622
DCT Industrial Trust, Inc., REIT	130,897	414,944
Delphi Financial Group, Inc.	31,290	421,163
Diamond Hill Investment Group, Inc. *	1,661	65,311
DiamondRock Hospitality Company, REIT	71,952	288,528
Dime Community Bancshares	18,312	171,767
Donegal Group, Inc.	9,317	143,202
Duff & Phelps Corp. *	8,078	127,229
DuPont Fabros Technology, Inc., REIT	9,303	64,005
East West Bancorp, Inc.	49,242	225,036
EastGroup Properties, Inc., REIT (a)	18,786	527,323
Education Realty Trust, Inc., REIT	23,760	82,922
eHealth, Inc. *	18,922	302,941
EMC Insurance Group, Inc.	4,694	98,903
Employers Holdings, Inc.	37,590	358,609
Encore Bancshares, Inc. *	6,023	53,424
Encore Capital Group, Inc. *	11,162	50,564
Enstar Group, Ltd. *	4,268	240,374
Enterprise Financial Services Corp.	9,415	91,890
Entertainment Properties Trust, REIT	24,781	390,549
Epoch Holding Corp.	9,144	62,819
Equity Lifestyle Properties, Inc., REIT	15,333	584,187
Equity One, Inc., REIT (a)	24,384	297,241
ESSA Bancorp, Inc.	12,363	164,552
Evercore Partners, Inc. (a)	7,586	117,204
Extra Space Storage, Inc., REIT	65,072	358,547
EZCORP, Inc., Class A *	33,933	392,605
F.N.B. Corp. (a)	66,000	506,220
FBL Financial Group, Inc., Class A	10,613	44,044
FBR Capital Markets Corp. *	21,464	70,617
FCStone Group, Inc. *	18,234	41,574
Federal Agricultural Mortgage Corp., Class C	8,695	23,303
FelCor Lodging Trust, Inc., REIT	51,320	69,795
Fifth Street Finance Corp.	7,988	61,827
Financial Federal Corp.	19,224	407,164
Financial Institutions, Inc.	9,246	70,455
First Acceptance Corp. *	15,206	36,799
First BanCorp (PR) (a)	54,815	233,512
First Bancorp	11,697	140,013
First Busey Corp. (a)	20,221	156,915
First Commonwealth Financial Corp.	65,151	577,889

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
First Community Bancshares, Inc.	7,807	$91,108
First Financial BanCorp	29,634	282,412
First Financial Bankshares, Inc. (a)	15,958	768,697
First Financial Corp.	8,855	326,750
First Financial Holdings, Inc.	9,526	72,874
First Financial Northwest, Inc.	16,798	140,095
First Industrial Realty Trust, Inc., REIT (a)	35,584	87,181
First Merchants Corp.	17,333	187,023
First Mercury Financial Corp. *	11,251	162,464
First Midwest Bancorp, Inc.	37,653	323,439
First Niagara Financial Group, Inc.	89,017	970,285
First Place Financial Corp.	7,401	24,867
First Potomac Realty Trust, REIT	21,264	156,290
First South Bancorp, Inc. (a)	3,997	42,448
FirstMerit Corp.	61,688	1,122,722
Flagstar Bancorp, Inc. *	55,099	41,324
Flagstone Reinsurance Holdings, Ltd.	22,896	178,360
Flushing Financial Corp.	17,292	104,098
Forestar Real Estate Group, Inc. * (a)	27,107	207,369
FPIC Insurance Group, Inc. *	6,352	235,215
Franklin Street Properties Corp., REIT	44,636	549,023
Frontier Financial Corp. (a)	40,389	44,428
GAMCO Investors, Inc., Class A	5,796	189,239
Getty Realty Corp., REIT	13,314	244,312
GFI Group, Inc.	50,745	162,891
Glacier Bancorp, Inc. (a)	46,321	727,703
Gladstone Capital Corp. (a)	16,788	105,093
Gladstone Investment Corp.	18,271	69,795
Glimcher Realty Trust, REIT	34,066	47,692
Gramercy Capital Corp., REIT	35,713	34,642
Greene County Bancshares, Inc. (a)	10,808	95,110
Greenhill & Company, Inc. (a)	13,031	962,339
Greenlight Capital Re, Ltd., Class A *	22,027	351,771
Grubb & Ellis Company	32,641	20,564
Guaranty Bancorp *	23,034	40,310
Guaranty Financial Group, Inc. *	73,151	76,809
Hallmark Financial Services, Inc. *	5,122	35,495
Hancock Holding Company (a)	19,702	616,279
Hanmi Financial Corp.	35,128	45,666
Harleysville Group, Inc.	9,934	316,001
Harleysville National Corp.	33,705	204,252
Harris & Harris Group, Inc. * (a)	20,444	75,643
Hatteras Financial Corp., REIT	11,402	284,936
Healthcare Realty Trust, Inc., REIT	44,317	664,312
Heartland Financial USA, Inc. (a)	10,732	145,311
Hercules Technology Growth Capital, Inc.	26,264	131,322
Heritage Commerce Corp.	8,945	46,961
Hersha Hospitality Trust, REIT	40,371	76,705
Highwoods Properties, Inc., REIT	47,889	1,025,782
Hilltop Holdings, Inc. *	34,109	388,843
Home Bancshares, Inc. (a)	10,573	211,143
Home Federal Bancorp, Inc.	6,124	53,463
Home Properties, Inc., REIT (a)	23,866	731,493
Horace Mann Educators Corp.	31,002	259,487
IBERIABANK Corp.	12,218	561,295
Independence Holding Company	5,295	26,528

The accompanying notes are an integral part of the financial statements.
300

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Independent Bank Corp.	13,021	$192,060
Infinity Property & Casualty Corp.	10,874	368,955
Inland Real Estate Corp., REIT	43,833	310,776
Integra Bank Corp.	18,827	35,583
Interactive Brokers Group, Inc. *	30,663	494,594
International Assets Holding Corp. * (a)	3,815	38,875
International Bancshares Corp. (a)	39,595	308,841
Investors Bancorp, Inc. *	33,886	287,014
Investors Real Estate Trust, SBI, REIT	43,964	433,485
IPC Holdings, Ltd.	35,195	951,673
Kansas City Life Insurance Company	3,554	127,411
Kayne Anderson Energy Development Fund *	8,307	77,587
KBW, Inc. *	19,874	404,436
Kearny Financial Corp.	13,677	143,335
Kite Realty Group Trust, REIT	20,486	50,191
Knight Capital Group, Inc. *	70,806	1,043,680
Kohlberg Capital Corp.	14,270	43,666
LaBranche & Company, Inc. *	38,972	145,755
Lakeland Bancorp, Inc.	16,638	133,603
Lakeland Financial Corp.	9,874	189,482
LaSalle Hotel Properties, REIT (a)	30,850	180,164
Lexington Corporate Property Trust, REIT	62,800	149,464
Life Partners Holdings, Inc.	5,617	95,826
LTC Properties, Inc., REIT	17,392	305,056
Maguire Properties, Inc., REIT *	34,359	24,738
Maiden Holdings, Ltd.	37,582	167,992
MainSource Financial Group, Inc.	16,195	130,208
MarketAxess Holdings, Inc. *	11,761	89,854
Max Capital Group, Ltd.	42,821	738,234
MB Financial, Inc.	27,013	367,377
MCG Capital Corp.	60,086	76,910
Meadowbrook Insurance Group, Inc.	42,489	259,183
Medallion Financial Corp.	12,256	90,817
Medical Properties Trust, Inc., REIT	60,653	221,383
Meridian Interstate Bancorp, Inc. *	7,454	62,763
MFA Mortgage Investments, Inc., REIT	167,214	983,218
Mid-America Apartment Communities, Inc.,
REIT	21,270	655,754
Midwest Banc Holdings, Inc.	29,914	30,213
Mission West Properties, Inc., REIT	16,352	104,653
Monmouth Real Estate Investment Corp.	16,635	109,957
Montpelier Re Holdings, Ltd.	70,542	914,224
MVC Capital, Inc.	18,554	156,039
Nara Bancorp, Inc.	19,599	57,621
NASB Financial, Inc.	1,266	31,536
National Financial Partners Corp.	30,404	97,293
National Health Investments, Inc., REIT	16,829	452,195
National Interstate Corp.	4,918	83,163
National Penn Bancshares, Inc.	61,133	507,404
National Retail Properties, Inc., REIT	58,744	930,505
National Western Life Insurance Company,
Class A	1,720	194,360
Navigators Group, Inc. *	9,909	467,507
NBT Bancorp, Inc.	24,766	535,936
Nelnet, Inc., Class A *	13,436	118,774
NewAlliance Bancshares, Inc.	81,465	956,399
Newcastle Investment Corp., REIT	43,366	28,188

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
NewStar Financial, Inc. *	19,542	$45,337
NGP Capital Resources Company	17,201	85,489
Northfield Bancorp, Inc.	15,113	165,185
NorthStar Realty Finance Corp., REIT (a)	42,445	98,472
Northwest Bancorp, Inc.	13,083	221,103
NYMAGIC, Inc.	3,990	48,678
OceanFirst Financial Corp.	7,499	76,640
Ocwen Financial Corp. *	26,810	306,438
Odyssey Re Holdings Corp.	16,440	623,569
Old National Bancorp	50,731	566,665
Old Second Bancorp, Inc. (a)	11,763	74,695
OMEGA Healthcare Investors, Inc., REIT	61,655	868,102
optionsXpress Holdings, Inc.	32,161	365,671
Oriental Financial Group, Inc.	19,303	94,199
Oritani Financial Corp. *	9,554	133,756
Pacific Capital Bancorp (a)	35,785	242,264
Pacific Continental Corp.	9,289	108,124
PacWest Bancorp	19,277	276,239
Park National Corp. (a)	8,551	476,718
Parkway Properties, Inc., REIT	12,207	125,732
Patriot Capital Funding, Inc.	18,114	33,149
PennantPark Investment Corp.	18,338	68,768
Pennsylvania Commerce Bancorp, Inc. * (a)	4,446	81,806
Pennsylvania Real Estate
Investment Trust, REIT (a)	27,886	98,995
Penson Worldwide, Inc. *	13,224	85,030
Peoples Bancorp, Inc.	8,757	113,666
Phoenix Companies, Inc.	90,456	105,834
Pinnacle Financial Partners, Inc. *	18,299	433,869
Piper Jaffray Companies, Inc. *	14,197	366,141
Platinum Underwriters Holdings, Ltd.	36,610	1,038,260
PMA Capital Corp., Class A *	25,289	105,455
PMI Group, Inc.	67,262	41,702
Portfolio Recovery Associates, Inc. * (a)	11,489	308,365
Post Properties, Inc., REIT	33,504	339,731
PremierWest Bancorp	16,865	67,798
Presidential Life Corp.	16,799	130,864
Primus Guaranty, Ltd. * (a)	19,399	30,456
PrivateBancorp, Inc. (a)	16,713	241,670
ProAssurance Corp. *	24,091	1,123,122
Prospect Capital Corp.	22,452	191,291
Prosperity Bancshares, Inc. (a)	29,827	815,768
Provident Bankshares Corp.	26,172	184,513
Provident Financial Services, Inc.	45,037	486,850
Provident New York Bancorp	31,524	269,530
PS Business Parks, Inc., REIT	11,338	417,805
Radian Group, Inc.	63,056	114,762
RAIT Financial Trust, REIT	49,071	59,867
Ramco-Gershenson Properties Trust, REIT	13,064	84,263
Realty Income Corp., REIT (a)	76,044	1,431,148
Redwood Trust, Inc., REIT	45,788	702,846
Renasant Corp.	16,707	209,840
Republic Bancorp, Inc., Class A (a)	7,324	136,739
Resource Capital Corp., REIT	16,885	51,330
Riskmetrics Group, Inc. *	16,439	234,913
RLI Corp.	13,997	702,649

The accompanying notes are an integral part of the financial statements.
301

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Rockville Financial, Inc.	7,423	$67,549
Roma Financial Corp.	7,164	92,774
S & T Bancorp, Inc. (a)	18,508	392,555
S.Y. Bancorp, Inc.	10,653	258,868
Safety Insurance Group, Inc.	12,364	384,273
Sanders Morris Harris Group, Inc.	15,997	62,388
Sandy Spring Bancorp, Inc.	13,308	148,517
Saul Centers, Inc., REIT	7,404	170,070
SCBT Financial Corp.	8,946	186,971
SeaBright Insurance Holdings, Inc. *	16,455	172,119
Seacoast Banking Corp. of Florida (a)	13,675	41,435
Selective Insurance Group, Inc.	40,601	493,708
Senior Housing Properties Trust, REIT	86,362	1,210,795
Sierra Bancorp (a)	6,536	63,595
Signature Bank *	26,857	758,173
Simmons First National Corp., Class A	10,978	276,536
Smithtown Bancorp, Inc.	8,193	92,417
South Financial Group, Inc.	70,774	77,851
Southside Bancshares, Inc.	9,899	187,091
Southwest Bancorp, Inc.	12,172	114,173
Sovran Self Storage, Inc., REIT	16,536	332,043
State Auto Financial Corp.	10,897	191,787
State Bancorp, Inc.	12,094	93,124
StellarOne Corp.	18,031	214,749
Sterling Bancorp	14,539	143,936
Sterling Bancshares, Inc.	56,495	369,477
Sterling Financial Corp. (a)	40,837	84,533
Stewart Information Services Corp.	13,033	254,144
Stifel Financial Corp. * (a)	19,342	837,702
Strategic Hotel & Resorts, Inc., REIT	62,537	43,151
Stratus Properties, Inc. *	2,236	13,528
Suffolk Bancorp	7,632	198,356
Sun Bancorp, Inc., New Jersey *	13,267	68,856
Sun Communities, Inc., REIT	13,362	158,072
Sunstone Hotel Investors, Inc., REIT	41,960	110,355
Susquehanna Bancshares, Inc.	65,886	614,716
SVB Financial Group *	22,866	457,549
SWS Group, Inc.	18,456	286,622
Tanger Factory Outlet Centers, Inc., REIT (a)	23,672	730,518
Texas Capital Bancshares, Inc. *	21,582	243,013
The First Marblehead Corp. *	55,699	71,852
Thomas Properties Group, Inc.	23,149	27,316
Thomas Weisel Partners Group, Inc. *	16,539	59,210
Tompkins Trustco, Inc.	4,410	189,630
Tower Group, Inc.	27,164	669,049
TowneBank (a)	16,220	264,873
Tradestation Group, Inc. *	24,855	164,043
Trico Bancshares	10,999	184,123
TrustCo Bank Corp., NY (a)	59,299	356,980
Trustmark Corp. (a)	37,829	695,297
U.S. Global Investors, Inc. (a)	10,321	50,263
UCBH Holdings, Inc. (a)	92,713	139,997
UMB Financial Corp.	23,602	1,002,849
Umpqua Holdings Corp. (a)	46,168	418,282
Union Bankshares Corp.	5,262	72,879
United America Indemnity, Ltd. *	15,355	61,727

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
United Bankshares, Inc. (a)	29,070	$501,167
United Community Banks, Inc. (a)	33,292	138,497
United Financial Bancorp, Inc.	13,179	172,513
United Fire & Casualty Company	17,395	381,994
United Security Bancshares (a)	3,461	25,473
Universal American Financial Corp. *	29,874	253,033
Universal Health Realty Income Trust, REIT	8,998	263,012
Univest Corp. of Pennsylvania	4,930	86,275
Urstadt Biddle Properties, Inc., REIT	15,907	213,472
U-Store-It Trust, REIT	39,835	80,467
Validus Holdings, Ltd.	48,503	1,148,551
ViewPoint Financial Group	8,953	107,705
Virtus Investment Partners, Inc. *	5,120	33,331
Washington Real Estate Investment Trust,
REIT	39,503	683,402
Washington Trust Bancorp, Inc.	11,175	181,594
Waterstone Financial, Inc. *	6,462	13,182
WesBanco, Inc.	20,682	472,170
West Coast Bancorp	14,844	32,954
WestAmerica Bancorp (a)	22,163	1,009,746
Western Alliance Bancorp * (a)	17,821	81,264
Westfield Financial, Inc.	24,579	216,295
Westwood Holdings Group, Inc.	4,160	162,614
Wilshire Bancorp, Inc.	15,850	81,786
Winthrop Realty Trust, REIT	9,310	64,332
Wintrust Financial Corp.	18,593	228,694
World Acceptance Corp. *	12,430	212,553
WSFS Financial Corp.	4,924	110,101
Yadkin Valley Financial Corp. (a)	9,773	72,809
Zenith National Insurance Corp.	28,061	676,551

		95,746,697
Industrial - 13.38%
A. M. Castle & Company	12,646	112,802
A.O. Smith Corp.	15,101	380,243
Aaon, Inc.	10,349	187,524
AAR Corp. *	29,162	365,691
Actuant Corp., Class A	42,430	438,302
Acuity Brands, Inc.	30,553	688,665
Advanced Battery Technologies, Inc. *	34,686	74,228
Advanced Energy Industries, Inc. *	25,077	188,830
AEP Industries, Inc. *	4,501	68,730
Aerovironment, Inc. * (a)	7,648	159,843
Aircastle, Ltd.	35,534	165,233
Alamo Group, Inc.	5,088	54,238
Albany International Corp., Class A	22,679	205,245
Altra Holdings, Inc. *	21,045	81,655
AMERCO, Inc. *	7,185	240,913
American Commercial Lines, Inc. *	28,289	89,676
American Ecology Corp.	12,374	172,494
American Railcar Industries, Inc.	7,743	59,079
American Science & Engineering, Inc.	6,802	379,552
American Superconductor Corp. * (a)	31,995	553,833
Ameron International Corp.	6,918	364,302
Ampco-Pittsburgh Corp.	6,468	85,766
Analogic Corp.	10,178	325,900
Apogee Enterprises, Inc.	22,036	241,955

The accompanying notes are an integral part of the financial statements.
302

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Applied Industrial Technologies, Inc.	31,962	$539,199
Argon ST, Inc. *	9,960	188,941
Arkansas Best Corp. (a)	17,141	326,022
Astec Industries, Inc. *	13,671	358,590
Atlas Air Worldwide Holdings, Inc. *	10,189	176,779
Axsys Technologies, Inc. *	6,662	280,070
AZZ, Inc. *	9,214	243,157
Badger Meter, Inc. (a)	11,063	319,610
Baldor Electric Company	35,111	508,758
Barnes Group, Inc.	36,326	388,325
Bel Fuse, Inc., Class B	9,580	128,755
Belden, Inc.	35,392	442,754
Benchmark Electronics, Inc. *	51,327	574,862
Blount International, Inc. *	29,843	137,875
Briggs & Stratton Corp. (a)	37,403	617,149
Bristow Group, Inc. * (a)	18,311	392,405
Builders FirstSource, Inc. * (a)	14,517	29,324
Bway Holding Company *	5,948	46,930
Calgon Carbon Corp. * (a)	40,849	578,830
Capstone Turbine Corp. *	136,774	98,477
Cascade Corp.	7,023	123,815
Casella Waste Systems, Inc., Class A *	20,059	34,301
Celadon Group, Inc. *	17,292	95,971
Ceradyne, Inc. *	19,913	361,023
Chart Industries, Inc. *	21,755	171,429
Checkpoint Systems, Inc. *	30,315	271,926
China BAK Battery, Inc. * (a)	26,999	46,168
China Fire & Security Group, Inc. *	11,117	87,380
China Security & Surveillance Technology, Inc. *	21,978	84,396
(a)
Circor International, Inc.	12,746	287,040
Clarcor, Inc.	38,135	960,621
Clean Harbors, Inc. *	14,758	708,384
Cognex Corp.	30,615	408,710
Coherent, Inc. *	18,250	314,812
Colfax Corp. *	16,656	114,427
Columbus McKinnon Corp. *	14,683	128,036
Comfort Systems USA, Inc.	30,380	315,041
CTS Corp.	27,268	98,437
Cubic Corp.	11,731	297,146
Curtiss-Wright Corp.	33,697	945,201
Cymer, Inc. *	22,898	509,709
Daktronics, Inc. (a)	25,255	165,420
Darling International, Inc. *	62,021	230,098
DHT Maritime, Inc.	30,216	116,029
Dionex Corp. *	14,007	661,831
Drew Industries, Inc. *	15,310	132,891
Ducommun, Inc.	8,178	118,908
DXP Enterprises, Inc. *	5,630	58,158
Dycom Industries, Inc. *	30,720	177,869
Dynamex, Inc. *	7,038	92,057
Dynamic Materials Corp.	9,741	89,228
Eagle Bulk Shipping, Inc. (a)	35,766	152,005
Electro Scientific Industries, Inc. *	21,612	127,943
EMCOR Group, Inc. *	51,207	879,224
Encore Wire Corp. (a)	13,805	295,841

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Ener1, Inc. * (a)	31,686	$163,817
Energy Conversion Devices, Inc. * (a)	34,128	452,879
Energy Recovery, Inc. * (a)	11,607	88,213
EnergySolutions, Inc.	25,227	218,214
Enersys *	20,858	252,799
ENGlobal Corp. *	21,043	95,535
EnPro Industries, Inc. *	15,294	261,527
ESCO Technologies, Inc. *	19,641	760,107
Esterline Technologies Corp. *	22,172	447,653
FARO Technologies, Inc. *	13,143	176,642
Federal Signal Corp.	37,282	196,476
FEI Company *	27,988	431,855
Flanders Corp. *	13,732	55,477
Flow International Corp. *	30,539	49,473
Forward Air Corp.	21,997	357,011
Franklin Electric, Inc.	17,530	387,939
Freightcar America, Inc.	9,160	160,575
Fuel Tech, Inc. * (a)	14,453	151,178
Fushi Copperweld, Inc. *	11,625	55,800
Genco Shipping & Trading, Ltd. (a)	18,357	226,525
GenCorp, Inc. *	45,334	96,108
General Maritime Corp. (a)	36,886	258,202
Genesee & Wyoming, Inc., Class A *	23,154	492,022
GenTek, Inc. *	6,134	107,284
Gerber Scientific, Inc. *	19,461	46,512
Golar LNG, Ltd.	28,244	96,877
Gorman-Rupp Company (a)	11,001	217,820
GrafTech International, Ltd. *	90,732	558,909
Graham Corp.	7,712	69,177
Granite Construction, Inc.	24,878	932,427
Greatbatch, Inc. *	17,151	331,872
Greenbrier Company, Inc. (a)	13,597	49,765
Griffon Corp. *	40,675	305,062
GulfMark Offshore, Inc. *	17,013	405,930
Harbin Electric, Inc. * (a)	6,508	40,024
Haynes International, Inc. *	9,097	162,109
Heartland Express, Inc. (a)	42,104	623,560
HEICO Corp. (a)	16,749	407,001
Herley Industries, Inc. *	10,618	126,991
Hexcel Corp. *	72,630	477,179
Horizon Lines, Inc.	23,775	72,038
Hub Group, Inc., Class A *	28,012	476,204
Hurco Companies, Inc. *	5,102	54,234
ICx Technologies, Inc. * (a)	5,742	23,255
II-VI, Inc. *	18,732	321,816
Insituform Technologies, Inc., Class A *	27,973	437,498
Insteel Industries, Inc.	13,628	94,851
Integrated Electrical Services, Inc. *	6,168	56,252
Interline Brands, Inc. *	24,917	210,050
Intermec, Inc. *	46,727	485,961
International Shipholding Corp.	4,543	89,361
Intevac, Inc. *	17,470	91,019
iRobot Corp. * (a)	14,310	108,756
Kadant, Inc. *	10,216	117,688
Kaman Corp., Class A	19,382	243,050
Kaydon Corp.	25,843	706,289

The accompanying notes are an integral part of the financial statements.
303

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Key Technology, Inc. *	4,375	$38,500
Knight Transportation, Inc.	42,984	651,637
Knightsbridge Tankers, Ltd.	13,149	191,318
Koppers Holdings, Inc.	15,925	231,231
K-Tron International, Inc. *	1,910	115,880
L.B. Foster Company *	7,818	194,121
L-1 Identity Solutions, Inc. *	54,976	280,927
LaBarge, Inc. *	9,781	81,867
Ladish Company, Inc. *	12,410	90,097
Lancaster Colony Corp.	15,192	630,164
Lawson Products, Inc.	3,719	45,260
Layne Christensen Company *	14,636	235,201
Lindsay Corp. (a)	9,041	244,107
Littelfuse, Inc. *	17,223	189,281
LMI Aerospace, Inc. *	6,922	50,115
LSB Industries, Inc. *	13,353	132,061
LSI Industries, Inc.	15,993	82,684
Lydall, Inc. *	14,389	42,735
Marten Transport, Ltd. *	11,695	218,463
Matthews International Corp., Class A	23,484	676,574
Measurement Specialties, Inc. *	12,551	51,334
Metalico, Inc. * (a)	19,268	32,756
Methode Electronics, Inc.	30,422	108,911
Metropolitan Pro Corp.	11,873	96,765
Michael Baker Corp. *	5,519	143,494
Middleby Corp. *	13,773	446,658
Mine Safety Appliances Company	23,437	469,209
Moog, Inc., Class A *	32,280	738,244
Mueller Industries, Inc.	27,987	607,038
Mueller Water Products, Inc.	88,196	291,047
Multi-Fineline Electronix, Inc. *	6,769	113,990
Myers Industries, Inc.	22,091	135,639
NACCO Industries, Inc., Class A	4,623	125,653
NCI Building Systems, Inc. *	15,362	34,104
Nordic American Tanker Shipping, Ltd. (a)	28,453	833,673
Nordson Corp.	25,591	727,552
Northwest Pipe Company * (a)	6,947	197,781
NVE Corp. *	3,586	103,313
Old Dominion Freight Lines, Inc. *	20,891	490,730
Orbital Sciences Corp., Class A *	43,959	522,672
Orion Energy Systems, Inc. *	6,614	29,168
Orion Marine Group, Inc. *	16,449	215,482
OSI Systems, Inc. *	12,073	184,234
OYO Geospace Corp. *	3,610	47,147
Pacer International, Inc.	27,576	96,516
Park Electrochemical Corp.	15,794	272,920
Patriot Transportation Holding, Inc. *	1,326	82,636
Perini Corp. *	37,951	466,797
PHI, Inc. *	10,779	107,574
Plexus Corp. *	30,574	422,533
PMFG, Inc. * (a)	10,477	82,559
Polypore International, Inc. *	12,353	49,659
Powell Industries, Inc. *	5,705	201,444
Power-One, Inc. *	64,666	56,906
PowerSecure International, Inc. *	13,834	47,312
Presstek, Inc. *	11,089	22,954

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Quanex Building Products Corp.	28,337	$215,361
Raser Technologies, Inc. * (a)	39,827	166,875
Raven Industries, Inc.	12,320	256,010
RBC Bearings, Inc. *	16,683	254,916
Reddy Ice Holdings, Inc.	17,655	25,953
Regal-Beloit Corp.	24,322	745,226
Rentech, Inc. *	132,100	72,655
Robbins & Myers, Inc.	21,216	321,847
Rofin-Sinar Technologies, Inc. *	22,751	366,746
Rogers Corp. *	13,704	258,732
Saia, Inc. *	10,648	127,244
Ship Finance International, Ltd. (a)	32,000	209,920
Silgan Holdings, Inc.	18,886	992,270
Simpson Manufacturing Company, Inc. (a)	28,175	507,713
Smith & Wesson Holding Corp. * (a)	28,838	173,605
Standex International Corp.	9,995	91,954
Stanley, Inc. *	6,576	166,965
Sterling Construction Company, Inc. *	8,834	157,599
Stoneridge, Inc. *	13,764	29,042
Sun Hydraulics, Inc.	9,032	131,957
TAL International Group, Inc.	11,355	83,119
Taser International, Inc. *	47,863	223,999
TBS International, Ltd. * (a)	8,064	59,270
Technitrol, Inc.	33,936	58,031
Tecumseh Products Company, Class A *	13,624	61,580
Teekay Tankers, Ltd. (a)	10,457	99,446
Teledyne Technologies, Inc. *	26,732	713,210
Tennant Company	12,897	120,845
Texas Industries, Inc. (a)	17,671	441,775
Textainer Group Holdings, Ltd.	7,527	50,807
Thermadyne Holdings Corp. *	11,648	24,694
TransDigm Group, Inc. *	24,950	819,358
Tredegar Industries, Inc.	18,147	296,340
Trex Company, Inc. *	11,743	89,599
TriMas Corp. *	14,571	25,499
Triumph Group, Inc.	12,388	473,222
TTM Technologies, Inc. *	33,179	192,438
Twin Disc, Inc.	7,238	50,087
U.S. Concrete, Inc. *	30,295	60,590
Ultralife Batteries, Inc. * (a)	9,921	76,689
Ultrapetrol Bahamas, Ltd. *	18,778	50,701
Universal Display Corp. * (a)	22,588	207,132
Universal Forest Products, Inc.	12,750	339,277
Universal Truckload Services, Inc. *	2,270	32,552
Valence Technology, Inc. *	45,037	95,929
Varian, Inc. *	22,390	531,539
Vicor Corp.	16,421	80,299
VSE Corp.	3,133	83,651
W.H. Brady Company, Class A	37,936	668,812
Wabtec Corp.	36,433	961,103
Waste Connections, Inc. *	59,780	1,536,346
Waste Services, Inc. *	19,031	81,453
Watts Water Technologies, Inc., Class A	22,031	430,926
Werner Enterprises, Inc. (a)	31,875	481,950
Woodward Governor Company	44,570	498,293
Worthington Industries, Inc. (a)	48,539	422,775

The accompanying notes are an integral part of the financial statements.
304

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
YRC Worldwide, Inc. * (a)	43,941	$197,295
Zygo Corp. *	13,131	60,271

		65,237,953
Investment Companies - 0.00%
Teton Advisors, Inc. *	65	0

Real Estate - 0.08%
PICO Holdings, Inc. *	12,335	370,913

Technology - 9.90%
3D Systems Corp. *	14,465	95,324
3PAR, Inc. * (a)	20,803	136,676
ACI Worldwide, Inc. * (a)	26,023	487,931
Actel Corp. *	19,418	196,510
Actuate Corp. *	46,778	143,141
Acxiom Corp.	46,520	344,248
Advanced Analogic Technologies, Inc. *	36,035	129,726
Advent Software, Inc. * (a)	12,649	421,338
Agilysys, Inc.	18,588	79,928
Allscripts Healthcare Solution, Inc. * (a)	110,053	1,132,445
American Reprographics Company *	28,670	101,492
American Software, Inc., Class A	18,906	99,635
Amkor Technology, Inc. *	84,530	226,540
Anadigics, Inc. *	49,282	102,014
Applied Micro Circuits Corp. *	50,396	244,925
ArcSight, Inc. *	5,350	68,320
ATMI, Inc. *	24,401	376,507
AuthenTec, Inc. *	22,240	32,915
Avid Technology, Inc. *	23,165	211,728
Blackbaud, Inc.	34,146	396,435
Blackboard, Inc. *	23,334	740,621
Bottomline Technologies, Inc. *	17,337	114,077
Brooks Automation, Inc. *	49,036	226,056
Cabot Microelectronics Corp. *	17,739	426,268
CACI International, Inc., Class A *	22,521	821,791
Callidus Software, Inc. *	24,578	71,276
Cavium Networks, Inc. *	22,927	264,578
Ceva, Inc. *	16,528	120,324
CIBER, Inc. *	47,047	128,438
Cirrus Logic, Inc. *	49,720	186,947
Cogent, Inc. *	31,371	373,315
Cogo Group, Inc. *	18,400	122,912
Cohu, Inc.	18,299	131,753
Commvault Systems, Inc. *	32,455	356,031
Compellent Technologies, Inc. *	10,762	116,875
Computer Programs & Systems, Inc.	7,022	233,622
COMSYS IT Partners, Inc. *	12,568	27,775
Concur Technologies, Inc. *	32,525	624,155
Cray, Inc. *	26,830	93,905
CSG Systems International, Inc. *	26,446	377,649
Data Domain, Inc. * (a)	24,995	314,187
Deltek, Inc. *	11,033	47,773
DemandTec, Inc. *	15,965	139,694
Digi International, Inc. *	20,088	154,075
Digimarc Corp. *	5,463	53,100
Diodes, Inc. *	22,130	234,799
DivX, Inc. *	20,941	105,333

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Double-Take Software, Inc. *	13,470	$91,057
DSP Group, Inc. *	18,491	79,881
Ebix, Inc. *	4,919	122,237
Echelon Corp. *	23,073	186,661
Eclipsys Corp. *	41,329	419,076
Electronics for Imaging, Inc. *	40,571	397,596
Emcore Corp. *	63,160	47,370
Emulex Corp. *	64,034	322,091
Entegris, Inc. *	91,189	78,423
Epicor Software Corp. *	45,616	173,797
EPIQ Systems, Inc. *	26,722	481,798
Exar Corp. *	29,405	183,487
Fair Isaac Corp.	36,808	517,889
Falconstor Software, Inc. *	31,006	74,104
FormFactor, Inc. *	36,912	665,154
Furmanite Corp. *	28,631	89,042
Guidance Software, Inc. *	8,377	34,178
Hittite Microwave Corp. *	14,645	456,924
Hutchinson Technology, Inc. *	19,672	51,147
Igate Corp.	17,454	56,551
Imation Corp.	22,935	175,453
Immersion Corp. *	22,574	66,142
infoGROUP, Inc. *	26,132	108,709
Innerworkings, Inc. *	24,861	106,157
Integral Systems, Inc. *	13,184	113,382
Interactive Intelligence, Inc. *	10,354	93,807
IPG Photonics Corp. *	15,255	128,447
Isilon Systems, Inc. *	21,230	46,706
IXYS Corp. *	18,605	149,956
Jack Henry & Associates, Inc.	56,392	920,317
JDA Software Group, Inc. *	19,634	226,773
Kopin Corp. *	54,768	127,062
Kulicke & Soffa Industries, Inc. *	48,971	128,304
Lattice Semiconductor Corp. *	93,501	129,031
Lawson Software, Inc. *	89,765	381,501
Limelight Networks, Inc. *	22,574	75,623
Magma Design Automation, Inc. *	40,887	30,665
Manhattan Associates, Inc. *	18,737	324,525
ManTech International Corp. *	15,340	642,746
Mattson Technology, Inc. *	42,242	35,526
Maxwell Technologies, Inc. *	14,720	102,304
MedAssets, Inc. *	13,889	197,918
Mentor Graphics Corp. *	69,178	307,150
Mercury Computer Systems, Inc. *	17,866	98,799
Micrel, Inc.	34,603	243,605
MICROS Systems, Inc. *	61,607	1,155,131
Microsemi Corp. *	62,506	725,070
MicroStrategy, Inc., Class A *	6,843	233,962
Microtune, Inc. *	21,611	39,332
MIPS Technologies, Inc., Class A *	35,345	103,561
MKS Instruments, Inc. *	38,249	561,113
Monolithic Power Systems, Inc. *	19,746	306,063
Monotype Imaging Holdings, Inc. *	12,768	47,752
MSC Software Corp. *	34,987	197,327
MTS Systems Corp.	13,591	309,195
NCI, Inc. *	4,964	129,064

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Ness Technologies, Inc. *	31,024	$91,521
Netezza Corp. *	30,169	205,149
NETGEAR, Inc. *	26,924	324,434
Netlogic Microsystems, Inc. *	12,820	352,294
Netscout Systems, Inc. *	22,438	160,656
NetSuite, Inc. *	5,696	64,137
Omnicell, Inc. *	23,868	186,648
Omniture, Inc. * (a)	47,171	622,186
OmniVision Technologies, Inc. *	38,714	260,158
OpenTV Corp., Class A *	69,373	104,753
Opnet Technologies, Inc. *	10,499	91,026
Palm, Inc. * (a)	81,352	701,254
Parametric Technology Corp. *	87,094	869,198
Pegasystems, Inc.	10,993	204,140
Pericom Semiconductor Corp. *	17,301	126,470
Perot Systems Corp., Class A *	65,157	839,222
Phase Forward, Inc. *	32,426	414,729
Phoenix Technology, Ltd. *	25,274	40,944
Photronics, Inc. *	35,966	34,527
PLX Technology, Inc. *	24,036	52,158
PMC-Sierra, Inc. *	165,241	1,054,238
Power Integrations, Inc.	20,736	356,659
Progress Software Corp. *	31,430	545,625
PROS Holdings, Inc. *	10,577	49,183
QAD, Inc.	12,409	31,395
Quality Systems, Inc. (a)	13,174	596,124
Quest Software, Inc. *	49,622	629,207
Rackable Systems, Inc. *	23,485	95,349
Radiant Systems, Inc. *	21,838	96,306
RadiSys Corp. *	17,560	106,414
Renaissance Learning, Inc.	3,615	32,427
Rimage Corp. *	7,716	103,009
Riverbed Technology, Inc. *	42,459	555,364
Rubicon Technology, Inc. * (a)	10,987	58,341
Rudolph Technologies, Inc. *	25,442	77,089
Schawk, Inc., Class A	12,347	74,576
Seachange International, Inc. *	23,946	136,971
Semitool, Inc. *	19,620	54,544
Semtech Corp. *	46,434	619,894
Sigma Designs, Inc. * (a)	20,009	248,912
Silicon Image, Inc. *	56,555	135,732
Silicon Storage Technology, Inc. *	62,357	102,889
SiRF Technology Holdings, Inc. *	47,577	109,427
Skyworks Solutions, Inc. *	123,151	992,597
Smart Modular Technologies (WWH), Inc. *	36,649	50,576
Smith Micro Software, Inc. *	23,444	122,612
Solera Holdings, Inc. *	41,782	1,035,358
SPSS, Inc. *	13,545	385,084
SRA International, Inc., Class A * (a)	32,046	471,076
Standard Microsystems Corp. *	17,111	318,265
STEC, Inc. * (a)	23,512	173,283
Stratasys, Inc. *	16,069	132,891
Super Micro Computer, Inc. *	18,506	91,050
Supertex, Inc. *	8,430	194,733
Sybase, Inc. *	59,557	1,803,982
Sykes Enterprises, Inc. *	24,931	414,603

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Synaptics, Inc. * (a)	25,675	$687,063
Synchronoss Technologies, Inc. *	15,736	192,923
SYNNEX Corp. * (a)	13,355	262,693
Syntel, Inc.	9,743	200,511
Take-Two Interactive Software, Inc. *	58,385	487,515
Taleo Corp. *	19,874	234,911
Techwell, Inc. *	12,247	77,279
Tessera Technologies, Inc. *	36,610	489,476
THQ, Inc. *	52,054	158,244
Trident Microsystems, Inc. *	49,414	72,144
Triquint Semiconductor, Inc. *	109,124	269,536
Tyler Technologies, Inc. *	28,642	419,032
Ultimate Software Group, Inc. *	18,746	323,556
Ultratech, Inc. *	18,185	227,131
Unica Corp. *	5,707	27,565
Veeco Instruments, Inc. *	25,151	167,757
VeriFone Holdings, Inc. * (a)	52,055	353,974
Virtusa Corp. *	7,155	44,361
Volterra Semiconductor Corp. *	19,421	163,913
Wind River Systems, Inc. *	51,504	329,626
Zoran Corp. *	39,583	348,330

		48,270,677
Utilities - 4.66%
Allete, Inc.	21,013	560,837
American States Water Company	13,101	475,828
Avista Corp.	40,347	555,982
Black Hills Corp.	29,241	523,121
California Water Service Group	14,742	617,100
Central Vermont Public Service Corp.	9,123	157,828
CH Energy Group, Inc.	11,995	562,565
Chesapeake Utilities Corp.	5,639	171,877
Cleco Corp.	45,421	985,181
Connecticut Water Service, Inc.	7,330	148,652
Consolidated Water Company, Ltd.	11,776	127,770
El Paso Electric Company *	34,084	480,244
Empire District Electric Company	26,135	377,389
EnerNOC, Inc. * (a)	7,659	111,362
IDACORP, Inc.	33,901	791,927
ITC Holdings Corp.	37,396	1,631,214
MGE Energy, Inc.	16,887	529,745
Middlesex Water Company	11,334	163,210
New Jersey Resources Corp.	31,322	1,064,322
Nicor, Inc.	33,665	1,118,688
Northwest Natural Gas Company	19,818	860,498
NorthWestern Corp.	27,107	582,258
Ormat Technologies, Inc.	13,655	374,966
Otter Tail Corp.	26,882	592,748
Piedmont Natural Gas, Inc.	55,302	1,431,769
Pike Electric Corp. *	12,903	119,353
PNM Resources, Inc.	65,732	542,946
Portland General Electric Company	47,279	831,638
SJW Corp.	10,214	259,742
South Jersey Industries, Inc.	22,309	780,815
Southwest Gas Corp.	32,809	691,286
Southwest Water Company (a)	20,313	87,346
The Laclede Group, Inc.	16,337	636,816

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
UIL Holding Corp.	19,400	$433,008
Unisource Energy Corp.	25,978	732,320
US Geothermal, Inc. *	51,379	36,479
Westar Energy, Inc.	78,900	1,383,117
WGL Holdings, Inc.	36,945	1,211,796

		22,743,743

TOTAL COMMON STOCKS (Cost $569,084,161)		$477,554,293

PREFERRED STOCKS - 0.02%
Consumer, Non-cyclical - 0.02%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	533	89,107

TOTAL PREFERRED STOCKS (Cost $124,260)		$89,107

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012; strike
price $12.21) *	251	2

TOTAL WARRANTS (Cost $0)		$2

RIGHTS - 0.00%
Financial - 0.00%
United America Indemnity, Ltd. (Expiration
date 04/06/2009) *	7,184	3,736

TOTAL RIGHTS (Cost $30,864)		$3,736

SHORT TERM INVESTMENTS - 11.45%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$49,681,555	$49,681,555
JPMorgan Chase & Company
zero coupon due 04/01/2009	6,144,000	6,144,000

TOTAL SHORT TERM INVESTMENTS
(Cost $55,825,555)		$55,825,555

Total Investments (Small Cap Index Trust)
(Cost $625,064,840) - 109.41%		$533,472,693
Liabilities in Excess of Other Assets - (9.41)%		(45,862,799)

TOTAL NET ASSETS - 100.00%		$487,609,894

Small Cap Intrinsic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 82.27%
Basic Materials - 8.60%
FNX Mining Company, Inc. *	76,320	$273,004
Franco-Nevada Corp.	3,220	69,518
Gammon Gold, Inc. *	141,177	913,415
Minefinders Corp., Ltd. *	64,031	493,039
Royal Gold, Inc. (a)	8,555	400,032
Solutia, Inc. *	3,849	7,197

		2,156,205

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications - 20.96%
DG Fastchannel, Inc. *	62,649	$1,175,922
EchoStar Corp., Class A *	30,000	444,900
MRV Communications, Inc. *	1,150,003	356,501
RealNetworks, Inc. *	170,804	397,973
Ruggedcom, Inc. *	841	16,736
SINA Corp. *	4,280	99,510
Sirius XM Radio, Inc. *	1,183,388	414,186
The Knot, Inc. *	173,199	1,420,233
The Washington Post Company, Class B	2,597	927,388

		5,253,349
Consumer, Cyclical - 11.37%
Carrols Restaurant Group, Inc. *	207,307	727,647
Core-Mark Holding Company, Inc. *	65,263	1,189,092
Daphne International Holdings, Ltd.	283,965	61,529
Domino's Pizza, Inc. *	64,365	421,591
Joe's Jeans, Inc. *	1,035,216	383,030
Kenneth Cole Productions, Inc., Class A	943	6,026
Skechers U.S.A., Inc., Class A *	9,045	60,330

		2,849,245
Consumer, Non-cyclical - 14.31%
American Oriental Bioengineering, Inc. * (a)	67,886	262,040
Brazil Ethanol, Inc. * (e)	37,138	70,304
Coinstar, Inc. *	18,743	614,021
Drugstore.com, Inc. *	203,161	237,698
Kinetic Concepts, Inc. * (a)	16,926	357,477
Lender Processing Services, Inc.	32,438	992,927
Seaboard Corp.	114	115,140
Wright Express Corp. *	51,458	937,565

		3,587,172
Energy - 2.78%
Carrizo Oil & Gas, Inc. * (a)	16,512	146,627
Helix Energy Solutions Group, Inc. *	864	4,441
Plains Exploration & Production Company *	21,271	366,499
TXCO Resources, Inc. * (a)	114,286	47,086
Warren Resources, Inc. *	138,552	133,010

		697,663
Financial - 13.13%
Affiliated Managers Group, Inc. *	2,254	94,014
BGC Partners, Inc.	44,047	97,344
Broadridge Financial Solutions, Inc.	13,877	258,251
Brookline Bancorp, Inc.	10,772	102,334
eHealth, Inc. *	67,482	1,080,387
Fifth Third Bancorp (a)	14,757	43,090
GLG Partners, Inc.	51,214	145,448
Greenlight Capital Re, Ltd., Class A *	5,239	83,667
Independent Bank Corp.	969	14,293
Janus Capital Group, Inc.	8,175	54,364
Northeast Community Bancorp, Inc.	116,574	862,648
Regions Financial Corp.	6,139	26,152
Tradestation Group, Inc. *	60,000	396,000
Waddell & Reed Financial, Inc., Class A	1,878	33,935

		3,291,927
Industrial - 3.47%
Brinks Company	32,906	870,693

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
Shares or
Principal
Amount		Value

COMMON STOCKS (continued)
Real Estate - 3.21%
PICO Holdings, Inc. *	26,735	$803,921
Technology - 3.66%
Aspen Technology, Inc. *	82,851	579,129
Brocade Communications Systems, Inc. *	97,996	338,086

		917,215
Utilities - 0.78%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR * (a)	9,198	196,377

TOTAL COMMON STOCKS (Cost $35,098,487)		$20,623,767

WARRANTS - 0.31%
Consumer, Non-cyclical - 0.31%
Shermen WSC Acquisition Corp.
(Expiration Date 05/24/2011; Strike
Price $5.00)	1,032,754	77,456

TOTAL WARRANTS (Cost $303,459)		$77,456

INVESTMENT COMPANIES - 1.03%
Investment Companies - 1.03%
iShares Dow Jones U.S. Regional Banks
Index Fund ETF (a)	3,858	60,377
ProShares Ultra Financials ETF	56,474	147,397
SPDR KBW Bank ETF	3,609	50,021

		257,795

TOTAL INVESTMENT COMPANIES (Cost $248,837)		$257,795

SHORT TERM INVESTMENTS - 12.52%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$2,000,000	$2,000,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	1,139,219	1,139,219

TOTAL SHORT TERM INVESTMENTS
(Cost $3,139,219)		$3,139,219

Total Investments (Small Cap Intrinsic Value Trust)
(Cost $38,790,002) - 96.13%		$24,098,237
Other Assets in Excess of Liabilities - 3.87%		970,028

TOTAL NET ASSETS - 100.00%		$25,068,265

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.68%
Basic Materials - 3.84%
Aceto Corp.	3,000	$17,880
AK Steel Holding Corp.	15,000	106,800
American Pacific Corp. *	1,221	6,325
Brush Engineered Materials, Inc. *	238	3,301
Cabot Corp.	9,854	103,566
Carpenter Technology Corp.	710	10,025
Century Aluminum Company *	9,000	18,990
Compass Minerals International, Inc.	11,984	675,538

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Cytec Industries, Inc.	10,657	$160,068
FMC Corp.	12,833	553,616
Gibraltar Industries, Inc.	2,199	10,379
H.B. Fuller Company	859	11,167
Hecla Mining Company *	22,000	44,000
Horsehead Holding Corp. *	7,106	39,083
ICO, Inc. *	4,392	9,048
Kaiser Aluminum Corp.	2,752	63,626
MeadWestvaco Corp.	24,700	296,153
Minerals Technologies, Inc.	584	18,717
Neenah Paper, Inc.	2,749	9,979
Olympic Steel, Inc.	2,227	33,784
OM Group, Inc. *	4,255	82,207
Penford Corp.	2,324	8,436
Quaker Chemical Corp.	1,125	8,932
Reliance Steel & Aluminum Company	13,900	365,987
Rockwood Holdings, Inc. *	10,089	80,107
RTI International Metals, Inc. *	5,000	58,500
Schweitzer Mauduit International, Inc.	2,965	54,734
Spartech Corp.	1,600	3,936
Stepan Company	700	19,110
Stillwater Mining Company *	13,901	51,434
Symyx Technologies, Inc. *	4,558	20,283
Temple-Inland, Inc.	24,400	131,028
U.S. Gold Corp. *	4,879	9,953
Universal Stainless & Alloy Products, Inc. *	79	764
USEC, Inc. *	14,539	69,787
Wausau Paper Corp.	10,447	54,951
Westlake Chemical Corp.	5,556	81,284
Zep, Inc.	32,348	330,920
Zoltek Companies, Inc. *	7,300	49,713

		3,674,111
Communications - 8.49%
Acacia Research - Acacia Technologies *	498	2,032
ActivIdentity Corp. *	4,177	8,563
ADAM, Inc. *	56	149
Alaska Communications Systems Group, Inc. (a)	81,637	546,968
Alloy, Inc. *	1,473	6,187
Ariba, Inc. *	107,847	941,504
Arris Group, Inc. *	82,995	611,673
Avocent Corp. *	6,407	77,781
Blue Coat Systems, Inc. *	1,287	15,457
Ciena Corp. *	20,700	161,046
Cincinnati Bell, Inc. *	243,446	559,926
CommScope, Inc. *	9,500	107,920
Communications Systems, Inc.	1,600	12,256
Comtech Telecommunications Corp. *	20,220	500,849
Courier Corp.	280	4,248
CPI International, Inc. *	3,854	36,228
Cybersource Corp. *	56,479	836,454
DataPath, Inc. * (g)	92,025	920
DealerTrack Holdings, Inc. *	494	6,471
Dolan Media Company *	614	4,832
EchoStar Corp., Class A *	3,985	59,098
EMS Technologies, Inc. *	1,000	17,460
ePlus, Inc. *	1,300	15,197

The accompanying notes are an integral part of the financial statements.
308

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
eResearch Technology, Inc. *	55,240	$290,562
Fairpoint Communications, Inc.	18,555	14,473
Fisher Communications, Inc. *	1,962	19,149
Gannett Company, Inc.	31,148	68,526
General Communication, Inc., Class A *	763	5,097
Globecomm Systems, Inc. *	4,549	26,339
Harris Stratex Networks, Inc., Class A *	4,232	16,293
Harte-Hanks, Inc.	1,221	6,532
HealthStream, Inc. *	100	200
Hughes Communications, Inc. *	1,389	16,710
IAC/InterActiveCorp *	24,398	371,582
ID Systems, Inc. *	1,925	7,816
InfoSpace, Inc. *	4,414	22,953
Internap Network Services Corp. *	8,281	22,276
inVentiv Health, Inc. *	8,758	71,465
Ixia *	1,063	5,496
JDS Uniphase Corp. *	49,400	160,550
Journal Communications, Inc.	3,370	2,527
KVH Industries, Inc. *	481	2,386
Liberty Media Corp. - Capital, Series A *	14,100	98,418
Liberty Media Corp. - Interactive A *	105,760	306,704
Loral Space & Communications, Inc. *	5,513	117,758
Marchex, Inc., Class B	3,100	10,664
Meredith Corp.	5,141	85,546
ModusLink Global Solutions, Inc. *	1,345	3,484
Network Equipment Technologies, Inc. *	1,200	4,248
Novatel Wireless, Inc. *	4,200	23,604
NTELOS Holdings Corp.	18,389	333,576
Occam Networks, Inc. *	150	395
Online Resources Corp. *	1,500	6,315
Oplink Communications, Inc. *	4,919	37,876
Orbitz Worldwide, Inc. *	12,700	16,383
Outdoor Channel Holdings, Inc. *	1,020	6,956
Perficient, Inc. *	1,837	9,920
Performance Technologies, Inc. *	2,000	5,180
Plantronics, Inc.	3,936	47,508
Playboy Enterprises, Inc., Class B *	121	238
RealNetworks, Inc. *	20,328	47,364
Sinclair Broadcast Group, Inc., Class A	4,537	4,673
Soapstone Networks, Inc. *	3,431	12,283
SonicWALL, Inc. *	12,754	56,883
SumTotal Systems, Inc. *	6,415	10,841
Sycamore Networks, Inc. *	33,018	88,158
Syniverse Holdings, Inc. *	7,894	124,409
Tessco Technologies, Inc. *	1,300	10,088
The Knot, Inc. *	4,691	38,466
The New York Times Company, Class A	11,225	50,737
TheStreet.com, Inc.	40,978	80,727
TIBCO Software, Inc. *	483	2,835
Tollgrade Communications, Inc. *	2,100	12,180
United Online, Inc.	11,730	52,316
ValueClick, Inc. *	1,491	12,688
Web.com Group, Inc. *	2,845	9,445
World Wrestling Entertainment, Inc., Class A	63,202	729,351

		8,122,368

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical - 16.26%
99 Cents Only Stores *	2,100	$19,404
Airtran Holdings, Inc. *	19,539	88,903
Alaska Air Group, Inc. *	300	5,271
Allegiant Travel Company * (a)	14,934	678,900
Allion Healthcare, Inc. *	5,639	25,939
American Woodmark Corp.	1,592	27,956
Americas Car Mart, Inc. *	1,468	19,950
Ameristar Casinos, Inc.	8,247	103,747
AnnTaylor Stores Corp. *	13,000	67,600
Arctic Cat, Inc.	2,806	10,747
ATC Technology Corp. *	2,900	32,480
Barnes & Noble, Inc.	8,776	187,631
Beacon Roofing Supply, Inc. *	8,989	120,363
Big 5 Sporting Goods Corp.	611	3,587
BJ's Restaurants, Inc. *	3,637	50,591
BlueLinx Holdings, Inc. *	500	1,305
Books-A-Million, Inc.	423	1,946
Boyd Gaming Corp.	12,417	46,315
Brinker International, Inc.	47,921	723,607
Brown Shoe, Inc.	7,729	28,984
Brunswick Corp.	13,099	45,192
Build A Bear Workshop, Inc. *	4,300	26,101
Cabela's, Inc. *	5,399	49,185
Callaway Golf Company	5,125	36,798
Carter's, Inc. *	30,089	565,974
Cash America International, Inc.	4,000	62,640
Cavco Industries, Inc. *	329	7,764
Centex Corp.	8,300	62,250
Central European Distribution Corp. *	6,619	71,220
Charming Shoppes, Inc. *	13,591	19,027
Chico's FAS, Inc. *	30,743	165,090
Children's Place Retail Stores, Inc. *	4,783	104,700
Christopher & Banks Corp.	7,945	32,495
Churchill Downs, Inc.	390	11,723
Citi Trends, Inc. *	49,088	1,123,624
Coldwater Creek, Inc. *	15,983	40,117
Collective Brands, Inc. *	62,391	607,688
Conn's, Inc. *	534	7,497
Cooper Tire & Rubber Company	13,800	55,752
Core-Mark Holding Company, Inc. *	1,676	30,537
dELiA*s, Inc. *	300	504
Delta Apparel, Inc. *	200	866
Destination Maternity Corp. *	1,200	7,572
Dillard's, Inc., Class A	10,262	58,493
DineEquity, Inc. (a)	23,797	282,232
Dover Downs Gaming & Entertainment, Inc.	474	1,455
DSW, Inc., Class A *	614	5,704
Ethan Allen Interiors, Inc.	3,605	40,592
Exide Technologies *	8,927	26,781
FGX International Holdings, Ltd. *	54,795	636,718
Finish Line, Inc.	5,884	38,952
Foot Locker, Inc.	28,322	296,815
Fred's, Inc., Class A	2,704	30,501
Gaming Partners International Corp. *	100	570
Gander Mountain Company *	2,362	6,873
Gaylord Entertainment Company *	8,700	72,471

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Genesco, Inc. *	3,995	$75,226
G-III Apparel Group, Ltd. *	1,403	7,745
Goodyear Tire & Rubber Company *	51,000	319,260
Group 1 Automotive, Inc.	5,931	82,856
Harman International Industries, Inc.	7,955	107,631
Heelys, Inc. *	2,694	4,607
Hooker Furniture Corp.	1,255	10,592
Iconix Brand Group, Inc. *	7,741	68,508
Ingram Micro, Inc., Class A *	25,651	324,229
Interface, Inc., Class A	10,683	31,942
Isle of Capri Casinos, Inc. *	6,391	33,808
J. Crew Group, Inc. * (a)	48,972	645,451
JetBlue Airways Corp. *	4,600	16,790
Jo-Ann Stores, Inc. *	201	3,284
Kenneth Cole Productions, Inc., Class A	1,100	7,029
Kimball International, Inc., Class B	2,413	15,829
K-Swiss, Inc., Class A	4,919	42,008
Lakeland Industries, Inc. *	910	4,923
Lakes Gaming, Inc. *	3,980	8,159
Lazare Kaplan International, Inc. *	300	318
Lennar Corp., Class A	24,800	186,248
LIFE TIME FITNESS, Inc. *	9,200	115,552
Lifetime Brands, Inc.	201	267
Lithia Motors, Inc., Class A	4,669	10,505
Liz Claiborne, Inc.	1,600	3,952
Luby's Cafeterias, Inc. *	5,226	25,660
M/I Homes, Inc.	1,830	12,792
Macrovision Solutions Corp. *	596	10,603
MarineMax, Inc. *	2,660	5,214
McCormick & Schmick's Seafood
Restaurants, Inc. *	340	1,333
Meritage Homes Corp. *	7,000	79,940
Miller Industries, Inc. *	1,514	9,841
Mobile Mini, Inc. *	4,846	55,826
Mohawk Industries, Inc. *	4,600	137,402
Morton's Restaurant Group, Inc. *	161	430
Movado Group, Inc.	1,900	14,326
Multimedia Games, Inc. *	2,783	5,984
Office Depot, Inc. *	64,563	84,578
OfficeMax, Inc.	17,773	55,452
Oshkosh Corp.	17,000	114,580
Owens & Minor, Inc.	16,020	530,743
Palm Harbor Homes, Inc. *	286	638
Pantry, Inc. *	37,194	654,986
Papa John's International, Inc. *	32,150	735,271
PC Connection, Inc. *	300	1,140
PC Mall, Inc. *	2,120	9,625
Penske Auto Group, Inc.	1,300	12,129
Phillips-Van Heusen Corp.	7,954	180,397
Pinnacle Entertainment, Inc. *	8,371	58,932
RC2 Corp. *	3,293	17,354
Red Robin Gourmet Burgers, Inc. *	2,200	38,786
Regis Corp.	5,905	85,327
Republic Airways Holdings, Inc. *	619	4,011
Retail Ventures, Inc. *	9,866	14,996
RG Barry Corp. *	562	3,366

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Rick's Cabaret International, Inc. *	1,739	$7,895
Rocky Brands, Inc. *	604	2,114
Royal Caribbean Cruises, Ltd.	29,441	235,822
Rubio's Restaurants, Inc. *	1,900	7,999
Rush Enterprises, Inc., Class B *	59,186	463,426
Ryland Group, Inc.	759	12,645
Saks, Inc. *	15,405	28,807
ScanSource, Inc. *	711	13,210
Shoe Carnival, Inc. *	2,653	27,459
Skechers U.S.A., Inc., Class A *	4,128	27,534
Skyline Corp.	1,252	23,801
SkyWest, Inc.	8,377	104,210
Sonic Corp. *	59,536	596,551
Speedway Motorsports, Inc.	12,656	149,594
Sport Supply Group, Inc.	2,137	12,224
Stanley Furniture Company, Inc.	2,970	22,334
Steelcase, Inc. Class A	10,604	53,126
Steinway Musical Instruments, Inc. *	1,859	22,252
Superior Industries International, Inc.	3,211	38,050
Susser Holdings Corp. *	3,656	49,137
Systemax, Inc. *	1,422	18,372
Tech Data Corp. *	7,165	156,054
Tenneco, Inc. *	6,018	9,809
The Cheesecake Factory, Inc. *	2,400	27,480
The Dress Barn, Inc. *	9,407	115,612
The Men's Wearhouse, Inc.	7,100	107,494
The Pep Boys - Manny, Moe & Jack	2,700	11,907
The Steak & Shake Company *	3,520	26,646
Thor Industries, Inc.	4,228	66,041
Timberland Company, Class A *	738	8,812
Titan International, Inc. (a)	39,630	199,339
Titan Machinery, Inc. *	2,404	21,612
TRW Automotive Holdings Corp. *	13,797	44,426
Tween Brands, Inc. *	2,918	6,245
Unifi, Inc. *	6,642	4,251
Unifirst Corp.	190	5,290
Vail Resorts, Inc. *	554	11,318
Volcom, Inc. * (a)	38,996	378,261
Wabash National Corp.	2,396	2,947
Wesco International, Inc. *	1,718	31,130
West Marine, Inc. *	4,806	25,712
Whirlpool Corp.	1,600	47,344
Williams-Sonoma, Inc.	24,200	243,936
Winnebago Industries, Inc.	3,400	18,054
Wyndham Worldwide Corp.	23,724	99,641

		15,552,003
Consumer, Non-cyclical - 16.66%
1-800-Flowers.com, Inc., Class A *	2,194	4,542
ABM Industries, Inc.	45,841	751,792
Accelrys, Inc. *	3,500	13,930
Acco Brands Corp. *	5,434	5,325
Adolor Corp. *	6,517	13,295
Alberto-Culver Company	26,240	593,286
Alliance One International, Inc. *	4,064	15,606
American Dental Partners, Inc. *	3,225	21,350
AMN Healthcare Services, Inc. *	4,149	21,160

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
AmSurg Corp. *	1,200	$19,020
Andersons, Inc.	3,923	55,471
AngioDynamics, Inc. *	2,361	26,538
Assisted Living Concepts, Inc. *	2,224	30,157
B&G Foods, Inc.	7,386	38,407
Barrett Business Services, Inc.	250	2,405
Biodel, Inc. *	632	3,293
Bio-Imaging Technologies Inc *	100	344
Bio-Rad Laboratories, Inc., Class A *	9,892	651,883
BioScrip, Inc. *	4,258	9,964
Brookdale Senior Living, Inc.	11,109	56,100
Cambrex Corp. *	4,802	10,949
Cantel Medical Corp. *	1,400	18,018
Capella Education Company * (a)	11,073	586,869
Capital Senior Living Corp. *	1,426	3,479
Cardiac Science Corp. *	65,724	197,829
CDI Corp.	2,996	29,121
Celera Corp. *	3,000	22,890
Central Garden & Pet Company *	1,670	12,709
Cenveo, Inc. *	3,636	11,817
Chiquita Brands International, Inc. *	6,567	43,539
Collectors Universe, Inc.	1,908	7,422
Community Health Systems, Inc. *	17,800	273,052
Compass Diversified Trust	4,938	44,047
CONMED Corp. *	3,200	46,112
Consolidated Graphics, Inc. *	2,300	29,256
Convergys Corp. *	16,749	135,332
Cornell Corrections, Inc. *	914	14,962
Cutera, Inc. *	3,080	19,681
Cynosure, Inc. *	2,139	13,027
Del Monte Foods Company	20,382	148,585
Dollar Financial Corp. *	3,134	29,836
Elizabeth Arden, Inc. *	3,282	19,134
Emeritus Corp. *	5,916	38,809
Ennis Business Forms, Inc.	5,529	48,987
Enzo Biochem, Inc. *	1,654	6,649
Euronet Worldwide, Inc. *	40,290	526,187
EV3, Inc. *	100	710
Farmer Brothers Company	200	3,560
Flowers Foods, Inc.	22,880	537,222
Fresh Del Monte Produce, Inc. *	5,704	93,660
Gentiva Health Services, Inc. *	29,712	451,622
Great Lakes Dredge & Dock Company	8,800	26,488
H&E Equipment Services, Inc. *	8,056	52,767
Haemonetics Corp. *	12,645	696,487
Hain Celestial Group, Inc. *	3,137	44,671
Harvard Bioscience, Inc. *	969	2,888
Health Net, Inc. *	17,388	251,778
Health Tronics, Inc. *	400	544
Healthways, Inc. *	1,577	13,830
Heidrick & Struggles International, Inc.	2,108	37,396
Helen of Troy, Ltd. *	4,134	56,842
Hertz Global Holdings, Inc. *	41,206	161,940
Hill-Rom Holdings, Inc.	6,700	66,263
Hi-Tech Pharmacal Company, Inc. *	1,660	9,462
Home Diagnostics, Inc. *	1,190	6,747

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
HQ Sustainable Maritime Industries, Inc. *	1,856	$14,198
ICT Group, Inc. *	2,200	12,254
I-Flow Corp. *	3,397	12,399
Imperial Sugar Company	1,400	10,066
Ingles Markets, Inc.	165	2,463
Integramed America, Inc. *	200	1,218
Intermediate Parfums, Inc.	1,632	9,515
Intermune, Inc. * (a)	21,787	358,178
Internet Brands, Inc., Class A *	4,100	24,067
Intersections, Inc. *	3,691	19,673
Invacare Corp. (a)	48,831	782,761
Inverness Medical Innovations, Inc. *	13,675	364,165
Jarden Corp. *	9,832	124,571
Kelly Services, Inc., Class A	9,723	78,270
Kenexa Corp. *	2,523	13,599
Kforce, Inc. *	525	3,691
King Pharmaceuticals, Inc. *	39,430	278,770
Korn/Ferry International *	3,351	30,360
Lannett Company, Inc. *	350	1,890
LCA-Vision, Inc.	3,844	11,186
LECG Corp. *	5,738	14,575
LifePoint Hospitals, Inc. *	9,943	207,411
Live Nation, Inc. *	9,834	26,257
Martek Biosciences Corp. *	1,000	18,250
Maui Land & Pineapple, Inc. *	200	1,698
McGrath Rentcorp	1,390	21,906
MedCath Corp. *	1,900	13,813
Medical Action, Inc. *	400	3,316
Medicis Pharmaceutical Corp., Class A	1,010	12,494
Medtox Scientific, Inc. *	411	2,787
Molina Healthcare, Inc. *	395	7,513
Nighthawk Radiology Holdings, Inc. *	2,686	7,252
NovaMed, Inc. *	263	597
Nutraceutical International Corp. *	700	4,690
NxStage Medical, Inc. *	2,721	7,020
OraSure Technologies, Inc. *	1,261	3,190
Osteotech, Inc. *	621	2,167
Par Pharmaceutical Companies, Inc. *	1,225	11,601
Parexel International Corp. *	4,280	41,644
Parlux Fragrances, Inc. *	916	788
Perceptron, Inc. *	354	1,257
PHH Corp. *	7,576	106,443
Prestige Brands Holdings, Inc. *	10,700	55,426
Quidel Corp. *	55,350	510,327
Res-Care, Inc. *	1,611	23,456
RTI Biologics, Inc. *	2,697	7,686
Ruddick Corp.	24,722	555,009
Service Corp. International	30,442	106,243
Shutterfly, Inc. *	500	4,685
Skilled Healthcare Group, Inc. *	73,605	604,297
Smithfield Foods, Inc. *	20,363	192,634
SonoSite, Inc. *	358	6,401
Spartan Motors, Inc.	150,023	603,092
Spartan Stores, Inc.	1,100	16,951
Spectranetics Corp. *	2,913	7,370
StarTek, Inc. *	3,063	9,495

The accompanying notes are an integral part of the financial statements.
311

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Symmetry Medical, Inc. *	534	$3,370
Tasty Baking Company	100	422
Team, Inc. *	32,794	384,346
The Cooper Companies, Inc.	6,312	166,889
The Great Atlantic & Pacific Tea Company,
Inc. *	7,075	37,568
The Hackett Group, Inc. *	1,728	3,491
The Standard Register Company	500	2,290
TomoTherapy, Inc. *	3,711	9,834
TreeHouse Foods, Inc. * (a)	18,873	543,354
TrueBlue, Inc. *	790	6,518
United Rentals, Inc. *	12,406	52,229
Universal Corp.	397	11,878
Universal Health Services, Inc., Class B	10,438	400,193
Versar, Inc. *	542	1,274
Viad Corp.	2,595	36,641
ViroPharma, Inc. *	69,008	362,292
Vital Images, Inc. *	1,360	15,327
Vivus, Inc. *	144,202	622,953
Volt Information Sciences, Inc. *	2,445	16,259
Weis Markets, Inc.	2,432	75,489
Winn-Dixie Stores, Inc. *	8,151	77,924
Wright Express Corp. *	29,516	537,782
Young Innovations, Inc.	300	4,650

		15,933,051
Diversified - 0.00%
Resource America, Inc.	700	2,793
Energy - 6.09%
Alon USA Energy, Inc.	6,112	83,734
Atlas America, Inc.	5,654	49,473
ATP Oil & Gas Corp. *	7,600	38,988
Bolt Technology Corp. *	1,228	8,731
Bronco Drilling Company, Inc. *	6,171	32,459
Cal Dive International, Inc. *	6,996	47,363
Cimarex Energy Company	15,865	291,599
Clean Energy Fuels Corp. *	7,398	45,054
Complete Production Services, Inc. *	43,404	133,684
Comstock Resources, Inc. *	14,497	432,011
Comverge, Inc. *	444	3,086
CREDO Petroleum Corp. *	217	1,621
Delek US Holdings, Inc.	6,865	71,121
Evergreen Solar, Inc. *	18,714	39,861
Exterran Holdings, Inc. *	8,622	138,124
Flotek Industries, Inc. *	2,695	4,231
Geokinetics, Inc. *	1,132	3,702
Georesources, Inc. *	857	5,759
Gulf Islands Fabrication, Inc.	2,109	16,893
Gulfport Energy Corp. *	3,378	7,837
Headwaters, Inc. *	8,202	25,754
Hercules Offshore, Inc. *	9,500	15,010
International Coal Group, Inc. *	17,329	27,900
Key Energy Services, Inc. *	16,935	48,773
Lufkin Industries, Inc.	12,223	463,007
NATCO Group, Inc. *	23,122	437,700
Natural Gas Services Group, Inc. *	2,118	19,062
Newfield Exploration Company *	6,600	149,820

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Newpark Resources, Inc. *	11,159	$28,232
Oceaneering International, Inc. *	17,786	655,770
Oil States International, Inc. *	12,844	172,367
Parallel Petroleum Corp. *	61,122	78,236
Parker Drilling Company *	11,838	21,782
Patterson-UTI Energy, Inc.	23,367	209,368
Penn Virginia Corp.	22,066	242,285
Petroleum Development Corp. *	3,220	38,028
Petroquest Energy, Inc. *	10,450	25,080
Plains Exploration & Production Company *	20,500	353,215
Pride International, Inc. *	18,494	332,522
Rowan Companies, Inc.	21,700	259,749
SEACOR Holdings, Inc. *	3,100	180,761
Tesoro Corp.	20,200	272,094
TETRA Technologies, Inc. *	6,946	22,575
TGC Industries, Inc. *	400	876
Toreador Resources Corp. *	614	1,541
Union Drilling, Inc. *	3,974	15,101
Venoco, Inc. *	41,980	137,694
Western Refining, Inc.	10,966	130,934

		5,820,567
Financial - 19.49%
1st Source Corp.	961	17,346
21st Century Holding Company *	1,090	3,641
Abington Bancorp, Inc.	4,934	40,854
Advanta Corp., Class B	1,669	1,102
Affiliated Managers Group, Inc. *	9,330	389,154
Alexandria Real Estate Equities, Inc., REIT	8,624	313,914
AMCORE Financial, Inc.	1,874	2,998
American Bancorp of New Jersey, Inc.	800	7,560
American Financial Group, Inc.	1,239	19,886
American Safety Insurance Holdings, Ltd. *	1,657	19,072
AmeriCredit Corp. *	22,249	130,379
Ameris Bancorp	3,087	14,540
Amerisafe, Inc. *	1,200	18,384
Anchor BanCorp Wisconsin, Inc.	3,492	4,714
Argo Group International Holdings, Ltd. *	2,428	73,156
Arthur J. Gallagher & Company	29,188	496,196
Aspen Insurance Holdings, Ltd.	15,600	350,376
Asset Acceptance Capital Corp. *	182	966
Assured Guaranty, Ltd. (a)	62,826	425,332
Asta Funding, Inc.	1,982	4,856
Atlantic Coast Federal Corp.	539	1,509
Avatar Holdings, Inc. *	953	14,276
BancFirst Corp.	12,820	466,648
Bancorp, Inc. *	2,267	9,567
BancTrust Financial Group, Inc.	3,750	23,738
Bank Granite Corp.	1,113	1,903
Bank Mutual Corp.	761	6,895
Bank of Florida Corp. *	2,454	9,227
Bank of the Ozarks, Inc.	53,016	1,223,609
BankAtlantic Bancorp, Inc.	1,735	3,487
BankFinancial Corp.	2,935	29,262
Berkshire Hill Bancorp, Inc.	876	20,078
BofI Holding Inc *	1,014	5,374
Boston Private Financial Holdings, Inc.	9,873	34,654

The accompanying notes are an integral part of the financial statements.
312

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Cadence Financial Corp.	600	$2,652
Capital Southwest Corp.	702	53,626
Capitol Bancorp, Ltd.	4,076	16,915
Cardinal Financial Corp.	1,155	6,630
Cascade Financial Corp.	1,636	4,090
Cathay General Bancorp	7,700	80,311
Center Financial Corp.	3,409	9,613
Central Pacific Financial Corp.	5,915	33,124
Chemical Financial Corp.	900	18,729
CIT Group, Inc.	48,200	137,370
Citizens First Bancorp, Inc.	200	218
Citizens Republic Banking Corp., Inc. *	13,516	20,950
CNA Surety Corp. *	2,321	42,799
CoBiz, Inc.	4,786	25,127
Colonial Bancgroup, Inc.	21,913	19,722
Columbia Banking System, Inc.	3,435	21,984
Comerica, Inc.	701	12,835
Commerce Bancshares, Inc.	18,830	683,529
Community Bank Systems, Inc.	1,100	18,425
Community Trust Bancorp, Inc.	25,317	677,230
Compucredit Corp. *	10,712	26,244
Conseco, Inc. *	19,979	18,381
Crescent Financial Corp. *	856	3,090
CVB Financial Corp.	2,600	17,238
Danvers Bancorp, Inc.	2,000	27,620
Delphi Financial Group, Inc.	6,000	80,760
Dime Community Bancshares	1,500	14,070
Doral Financial Corp. *	1,300	2,340
East West Bancorp, Inc.	9,890	45,197
Eastern Insurance Holdings, Inc.	400	3,108
Encore Bancshares, Inc. *	1,904	16,889
Encore Capital Group, Inc. *	4,881	22,111
Endurance Specialty Holdings, Ltd.	10,900	271,846
Enterprise Financial Services Corp.	3,962	38,669
ESSA Bancorp, Inc.	2,251	29,961
F.N.B. Corp.	14,100	108,147
FBL Financial Group, Inc., Class A	2,900	12,035
FCStone Group, Inc. *	3,612	8,235
Federal Agricultural Mortgage Corp., Class C	1,613	4,323
Fidelity Southern Corp.	978	2,445
Financial Federal Corp.	1,483	31,410
First Acceptance Corp. *	6,486	15,696
First American Corp.	208	5,514
First BanCorp (PR)	9,700	41,322
First Bancorp	181	2,167
First Busey Corp.	5,529	42,905
First Commonwealth Financial Corp.	2,100	18,627
First Defiance Financial Corp.	1,351	8,160
First Financial Bankshares, Inc. (a)	11,088	534,109
First Financial Holdings, Inc.	900	6,885
First Financial Northwest, Inc.	6,438	53,693
First Horizon National Corp.	17,761	190,758
First Merchants Corp.	4,061	43,818
First Mercury Financial Corp. *	2,300	33,212
First Midwest Bancorp, Inc.	6,500	55,835
First Regional Bancorp *	2,000	3,220

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
First Security Group, Inc.	3,000	$10,110
Firstcity Financial Corp *	600	1,110
FirstMerit Corp.	32,001	582,418
Flagstone Reinsurance Holdings, Ltd.	7,500	58,425
Flushing Financial Corp.	4,462	26,861
FNB Corp.	2,500	6,050
Forest City Enterprises, Inc., Class A	8,902	32,047
FPIC Insurance Group, Inc. *	19,737	730,861
Frontier Financial Corp.	3,310	3,641
Fulton Financial Corp.	12,500	82,875
GAMCO Investors, Inc., Class A (a)	18,334	598,605
GFI Group, Inc.	1,728	5,547
Great Southern Bancorp, Inc.	311	4,357
Greene County Bancshares, Inc.	2,900	25,520
Greenlight Capital Re, Ltd., Class A *	1,200	19,164
Hallmark Financial Services, Inc. *	3,304	22,897
Hampden Bancorp, Inc.	842	7,839
Hanover Insurance Group, Inc.	16,261	468,642
Harris & Harris Group, Inc. *	5,729	21,197
Heritage Commerce Corp.	2,565	13,466
Hilltop Holdings, Inc. *	4,134	47,128
Home Federal Bancorp, Inc.	4,170	36,404
Hopfed Bancorp, Inc.	400	3,680
Horizon Financial Corp.	500	895
Huntington Bancshares, Inc.	21,053	34,948
IBERIABANK Corp.	571	26,232
Independent Bank Corp. (MI)	2,068	4,839
Independent Bank Corp.	2,031	29,957
Intervest Bancshares Corp.	1,011	2,174
Investment Technology Group, Inc. *	1,697	43,307
Janus Capital Group, Inc.	22,106	147,005
Jones Lang LaSalle, Inc.	2,800	65,128
KBW, Inc. *	40,916	832,641
K-Fed Bancorp	109	860
Lakeland Bancorp, Inc.	200	1,606
LaSalle Hotel Properties, REIT	23,591	137,771
Legacy Bancorp, Inc.	2,442	23,370
Legg Mason, Inc.	7,637	121,428
Macatawa Bank Corp.	700	2,590
MainSource Financial Group, Inc.	4,725	37,989
MarketAxess Holdings, Inc. *	3,384	25,854
Max Capital Group, Ltd.	1,100	18,964
MB Financial, Inc.	5,117	69,591
MBIA, Inc. *	36,546	167,381
MBT Financial Corp.	2,523	4,668
Meadowbrook Insurance Group, Inc.	107,803	657,598
Medallion Financial Corp.	1,450	10,745
Mercantile Bank Corp.	1,266	6,798
Mercer Insurance Group, Inc.	1,412	20,178
Meridian Interstate Bancorp, Inc. *	856	7,208
Nara Bancorp, Inc.	5,214	15,329
National Financial Partners Corp.	4,811	15,395
National Penn Bancshares, Inc.	9,600	79,680
Nelnet, Inc., Class A	5,662	50,052
NewBridge Bancorp *	784	1,654
NewStar Financial, Inc. *	6,780	15,730

The accompanying notes are an integral part of the financial statements.
313

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
North Valley Bancorp	823	$3,555
Northeast Community Bancorp, Inc.	350	2,590
Northfield Bancorp, Inc.	527	5,760
OceanFirst Financial Corp.	1,600	16,352
Ocwen Financial Corp. *	8,754	100,058
Old National Bancorp	1,700	18,989
Old Republic International Corp.	16,016	173,293
Old Second Bancorp, Inc.	3,121	19,818
Pacific Capital Bancorp	6,843	46,327
Pacific Mercantile Bancorp *	2,510	8,860
PacWest Bancorp	1,300	18,629
Penson Worldwide, Inc. *	5,997	38,561
Peoples Bancorp, Inc.	2,161	28,050
Preferred Bank/Los Angeles	2,180	11,423
Protective Life Corp.	8,419	44,200
Provident Bankshares Corp.	7,273	51,275
Radian Group, Inc.	12,984	23,631
Reinsurance Group of America, Inc.	1,474	47,743
Renasant Corp.	3,233	40,607
Rome Bancorp, Inc.	100	808
Safety Insurance Group, Inc.	1,346	41,834
Sandy Spring Bancorp, Inc.	2,080	23,213
SCBT Financial Corp.	800	16,720
SeaBright Insurance Holdings, Inc. *	901	9,424
Seacoast Banking Corp. of Florida	5,000	15,150
Senior Housing Properties Trust, REIT	23,169	324,829
South Financial Group, Inc.	8,705	9,576
Southern Community Financial Corp.	2,574	9,163
Southwest Bancorp, Inc.	3,448	32,342
State Auto Financial Corp.	990	17,424
State Bancorp, Inc.	260	2,002
StellarOne Corp.	1,701	20,259
Sterling Bancorp	1,900	18,810
Sterling Bancshares, Inc.	6,063	39,652
Sterling Financial Corp.	4,924	10,193
Stewart Information Services Corp.	2,900	56,550
Student Loan Corp.	1,922	83,492
Sun Bancorp, Inc., New Jersey *	1,198	6,218
Superior Bancorp *	183	732
Susquehanna Bancshares, Inc.	12,699	118,482
SVB Financial Group *	4,400	88,044
Synovus Financial Corp.	47,485	154,326
Taylor Capital Group, Inc.	1,936	8,615
Texas Capital Bancshares, Inc. *	45,174	508,659
Thomas Weisel Partners Group, Inc. *	7,528	26,950
TIB Financial Corp.	2,167	6,242
Tierone Corp.	1,330	2,846
Tower Group, Inc.	3,525	86,821
TowneBank	1,100	17,963
Transatlantic Holdings, Inc.	7,641	272,555
UCBH Holdings, Inc.	14,276	21,557
Umpqua Holdings Corp.	8,156	73,893
Union Bankshares Corp.	1,300	18,005
United America Indemnity, Ltd. *	3,058	12,293
United Bankshares, Inc.	1,100	18,964
United Community Banks, Inc.	5,442	22,637

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
United Financial Bancorp, Inc.	3,337	$43,681
United Western Bancorp, Inc.	1,286	6,276
Unitrin, Inc.	8,935	124,911
Universal American Financial Corp. *	18,275	154,789
Universal Health Realty Income Trust, REIT	17,339	506,819
Universal Insurance Holdings, Inc.	1,713	6,441
Univest Corp. of Pennsylvania	1,000	17,500
Virginia Commerce Bancorp, Inc. *	5,209	19,742
Washington Banking Company	624	4,243
Washington Federal, Inc.	6,200	82,398
Washington Trust Bancorp, Inc.	1,100	17,875
Webster Financial Corp.	8,512	36,176
WesBanco, Inc.	1,275	29,108
West Coast Bancorp	300	666
Western Alliance Bancorp *	7,036	32,084
Westfield Financial, Inc.	820	7,216
White Mountains Insurance Group, Ltd.	1,340	230,359
Whitney Holding Corp.	45,668	522,899
Wilshire Bancorp, Inc.	1,061	5,475
Wintrust Financial Corp.	2,848	35,030
World Acceptance Corp. *	9,558	163,442
Yadkin Valley Financial Corp.	2,400	17,880
Zenith National Insurance Corp.	3,821	92,124
Zions Bancorp	18,500	181,855

		18,634,934
Industrial - 15.71%
A. M. Castle & Company	4,900	43,708
A.O. Smith Corp.	176	4,432
AAR Corp. *	44,082	552,788
Advanced Energy Industries, Inc. *	4,361	32,838
Aerovironment, Inc. * (a)	18,389	384,330
Aircastle, Ltd.	11,151	51,852
Alamo Group, Inc.	1,291	13,762
Albany International Corp., Class A	3,334	30,173
Alexander & Baldwin, Inc.	5,396	102,686
Allied Defense Group Inc/The *	900	3,546
Altra Holdings, Inc. *	5,792	22,473
AMERCO, Inc. *	2,654	88,989
American Railcar Industries, Inc.	2,119	16,168
Ameron International Corp.	200	10,532
Ampco-Pittsburgh Corp.	1,264	16,761
Apogee Enterprises, Inc.	3,184	34,960
Applied Industrial Technologies, Inc.	4,193	70,736
AptarGroup, Inc.	19,550	608,787
Arkansas Best Corp.	358	6,809
Arrow Electronics, Inc. *	16,466	313,842
Atlas Air Worldwide Holdings, Inc. *	2,846	49,378
Baldor Electric Company	10,600	153,594
Barnes Group, Inc.	2,420	25,870
BE Aerospace, Inc. *	22,800	197,676
Bel Fuse, Inc., Class B	2,216	29,783
Belden, Inc.	33,429	418,197
Benchmark Electronics, Inc. *	12,443	139,362
Briggs & Stratton Corp.	3,635	59,977
Bristow Group, Inc. *	3,833	82,141
Bway Holding Company *	3,834	30,250

The accompanying notes are an integral part of the financial statements.
314

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
C & D Technologies, Inc. *	3,340	$6,179
Cascade Corp.	1,781	31,399
CECO Environmental Corp. *	159	469
Celadon Group, Inc. *	6,664	36,985
Ceradyne, Inc. *	4,300	77,959
Chart Industries, Inc. *	28,527	224,793
Checkpoint Systems, Inc. *	4,678	41,962
Circor International, Inc.	509	11,463
Cognex Corp.	597	7,970
Coherent, Inc. *	1,177	20,303
Coleman Cable, Inc. *	500	1,065
Columbus McKinnon Corp. *	3,911	34,104
CPI Aerostructures, Inc. *	58	389
Curtiss-Wright Corp.	18,176	509,837
Cymer, Inc. *	2,674	59,523
DDi Corp. *	930	2,864
Dionex Corp. *	10,956	517,671
Drew Industries, Inc. *	4,700	40,796
Ducommun, Inc.	3,244	47,168
Dycom Industries, Inc. *	4,664	27,005
Dynamex, Inc. *	498	6,514
Eagle Bulk Shipping, Inc.	9,900	42,075
Eastman Kodak Company	37,090	140,942
Encore Wire Corp.	3,600	77,148
Enersys *	736	8,920
Esterline Technologies Corp. *	9,148	184,698
FARO Technologies, Inc. *	1,972	26,504
Federal Signal Corp.	4,500	23,715
FEI Company *	1,300	20,059
Flanders Corp. *	1,263	5,102
Franklin Electric, Inc.	500	11,065
GATX Corp.	3,378	68,337
Genco Shipping & Trading, Ltd.	7,300	90,082
Gencor Industries, Inc. *	1,000	6,780
General Cable Corp. *	16,405	325,147
GenTek, Inc. *	925	16,178
Gerber Scientific, Inc. *	369	882
Greatbatch, Inc. *	1,000	19,350
Greenbrier Company, Inc.	2,403	8,795
Griffon Corp. *	15,638	117,285
GulfMark Offshore, Inc. *	2,600	62,036
Hawk Corp., Class A *	200	2,310
Haynes International, Inc. *	2,500	44,550
Horizon Lines, Inc.	5,783	17,522
Hurco Companies, Inc. *	1,100	11,693
ICx Technologies, Inc. *	700	2,835
Insteel Industries, Inc.	5,065	35,252
Integrated Electrical Services, Inc. *	620	5,654
Interline Brands, Inc. *	5,256	44,308
Intevac, Inc. *	2,026	10,555
IntriCon Corp. *	100	321
Jabil Circuit, Inc.	14,316	79,597
Kadant, Inc. *	15,086	173,791
Kaman Corp., Class A	3,256	40,830
Keithley Instruments, Inc.	795	2,695
Kennametal, Inc.	100	1,621

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Koppers Holdings, Inc.	9,947	$144,430
L-1 Identity Solutions, Inc. *	12,399	63,359
Ladish Company, Inc. *	1,732	12,574
Landstar Systems, Inc.	19,566	654,874
Layne Christensen Company *	112	1,800
Limco-Piedmont, Inc. *	300	690
Littelfuse, Inc. *	2,934	32,245
LMI Aerospace, Inc. *	1,195	8,652
LoJack Corp. *	968	4,385
LSI Industries, Inc.	1,809	9,353
Magnetek, Inc. *	751	1,352
Manitowoc Company, Inc.	19,100	62,457
Marten Transport, Ltd. *	50,230	938,296
Measurement Specialties, Inc. *	2,019	8,258
Methode Electronics, Inc.	8,194	29,334
Mine Safety Appliances Company	900	18,018
Mueller Industries, Inc.	2,148	46,590
Mueller Water Products, Inc.	19,856	65,525
Multi-Fineline Electronix, Inc. *	286	4,816
Myers Industries, Inc.	8,319	51,079
MYR Group, Inc. *	34,240	522,160
NACCO Industries, Inc., Class A	1,400	38,052
National Technical Systems, Inc. *	903	2,673
NCI Building Systems, Inc. *	3,642	8,085
Northwest Pipe Company * (a)	20,486	583,236
Old Dominion Freight Lines, Inc. *	25,249	593,099
Optelecom-NKF, Inc. *	21	66
OSI Systems, Inc. *	29,433	449,148
Overseas Shipholding Group, Inc.	3,837	86,985
Owens Corning, Inc. *	8,608	77,816
P.A.M. Transportation Services, Inc. *	2,500	13,725
Pacer International, Inc.	5,231	18,308
Park-Ohio Holdings Corp. *	2,158	7,035
Perini Corp. *	6,100	75,030
PHI, Inc. *	2,710	27,046
Plexus Corp. *	598	8,264
Portec Rail Products, Inc.	302	1,918
PowerSecure International, Inc. *	2,325	7,951
Presstek, Inc. *	6,898	14,279
Quixote Corp.	129	448
RBC Bearings, Inc. *	25,894	395,660
Robbins & Myers, Inc.	400	6,068
Rofin-Sinar Technologies, Inc. *	19,157	308,811
Rogers Corp. *	1,000	18,880
Ryder Systems, Inc.	7,700	217,987
Sauer-Danfoss, Inc.	4,393	10,719
SIFCO Industries, Inc. *	600	3,480
Smith & Wesson Holding Corp. *	3,256	19,601
Snap-on, Inc.	17,368	435,937
Spectrum Control, Inc. *	2,443	17,174
SRS Labs, Inc. *	600	2,952
Standex International Corp.	2,705	24,886
Stoneridge, Inc. *	2,361	4,982
Synalloy Corp.	120	630
TAL International Group, Inc.	5,250	38,430
Technitrol, Inc.	3,501	5,987

The accompanying notes are an integral part of the financial statements.
315

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Tennant Company	2,600	$24,362
Texas Industries, Inc.	3,900	97,500
Trinity Industries, Inc.	10,987	100,421
Triumph Group, Inc.	200	7,640
TTM Technologies, Inc. *	8,032	46,586
Twin Disc, Inc.	1,077	7,453
Universal Forest Products, Inc.	310	8,249
USA Truck, Inc. *	2,419	31,278
USG Corp. *	13,460	102,431
Valmont Industries, Inc.	11,610	582,938
Varian, Inc. *	800	18,992
Vicon Industries, Inc. *	126	670
Vishay Intertechnology, Inc. *	23,142	80,534
Waste Connections, Inc. *	21,787	559,926
Waste Services, Inc. *	7,235	30,966
Watts Water Technologies, Inc., Class A	2,567	50,211
Worthington Industries, Inc.	2,600	22,646
YRC Worldwide, Inc. *	2,563	11,508

		15,021,358
Investment Companies - 0.00%
Teton Advisors, Inc. *	274	0
Real Estate - 0.02%
PICO Holdings, Inc. *	623	18,734
Technology - 9.84%
Acorn Energy Inc *	276	676
Actel Corp. *	1,700	17,204
Acxiom Corp.	6,152	45,525
Advanced Analogic Technologies, Inc. *	2,303	8,291
Amtech Systems, Inc. *	663	2,141
ATMI, Inc. *	39,482	609,207
Avid Technology, Inc. *	5,345	48,853
Blackbaud, Inc.	41,184	478,146
Bsquare Corp. *	200	340
BTU International, Inc. *	818	2,740
CACI International, Inc., Class A *	20,698	755,270
Ceva, Inc. *	2,413	17,567
Cohu, Inc.	5,322	38,318
Concurrent Computer Corp. *	1,753	6,346
Cypress Semiconductor Corp. *	20,544	139,083
Datalink Corp. *	200	578
Digi International, Inc. *	2,691	20,640
Diodes, Inc. *	8,700	92,307
DivX, Inc. *	952	4,789
DSP Group, Inc. *	4,351	18,796
Dynamics Research Corp. *	2,800	20,272
Electronics for Imaging, Inc. *	7,109	69,668
Emulex Corp. *	1,223	6,152
Fair Isaac Corp.	7,600	106,932
Fairchild Semiconductor International, Inc. *	14,426	53,809
FormFactor, Inc. *	4,027	72,567
GSI Technology, Inc. *	1,300	3,224
Hifn, Inc. *	200	792
Imation Corp.	5,035	38,518
Immersion Corp. *	4,406	12,910
infoGROUP, Inc.	5,846	24,319

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Integrated Device Technology, Inc. *	21,923	$99,750
International Rectifier Corp. *	224	3,026
Intersil Corp., Class A	27,300	313,950
INX, Inc. *	586	1,406
IXYS Corp. *	906	7,302
JDA Software Group, Inc. *	418	4,828
Kopin Corp. *	494	1,146
Mercury Computer Systems, Inc. *	1,142	6,315
Micron Technology, Inc. *	82,199	333,728
Microtune, Inc. *	1,544	2,810
MKS Instruments, Inc. *	41,175	604,037
MoSys, Inc. *	3,000	5,700
MSC Software Corp. *	3,119	17,591
NETGEAR, Inc. *	2,913	35,102
Omnicell, Inc. *	66,089	516,816
Omniture, Inc. *	540	7,123
OmniVision Technologies, Inc. *	9,660	64,915
Open Text Corp. * (a)	25,652	883,455
PAR Technology Corp. *	900	4,626
Parametric Technology Corp. *	46,528	464,349
Pericom Semiconductor Corp. *	3,403	24,876
Phoenix Technology, Ltd. *	3,525	5,710
Power Integrations, Inc.	28,982	498,490
RadiSys Corp. *	4,679	28,355
Richardson Electronics, Ltd.	3,626	12,256
Rimage Corp. *	780	10,413
SanDisk Corp. *	43,400	549,010
Schawk, Inc., Class A	3,240	19,570
Seachange International, Inc. *	3,300	18,876
Semitool, Inc. *	646	1,796
Semtech Corp. *	66,435	886,907
Sigma Designs, Inc. *	4,163	51,788
Silicon Image, Inc. *	19,710	47,304
Skyworks Solutions, Inc. *	26,668	214,944
Smith Micro Software, Inc. *	144	753
SRA International, Inc., Class A *	947	13,921
Standard Microsystems Corp. *	355	6,603
Synaptics, Inc. * (a)	24,842	664,772
Teradyne, Inc. *	23,662	103,640
THQ, Inc. *	13,923	42,326
Triquint Semiconductor, Inc. *	21,296	52,601
Veeco Instruments, Inc. *	4,317	28,794
Virage Logic Corp. *	12	39
Virtusa Corp. *	2,173	13,473
Wayside Technology Group, Inc.	96	667
Zoran Corp. *	1,932	17,002

		9,408,841
Utilities - 2.28%
Avista Corp.	25,022	344,803
Cascal N.V.	39,250	123,245
Dynegy, Inc., Class A *	24,725	34,862
Energen Corp.	12,844	374,146
EnerNOC, Inc. * (a)	14,568	211,819
Middlesex Water Company	1,300	18,720
Mirant Corp. *	27,500	313,500
Pike Electric Corp. *	494	4,569

The accompanying notes are an integral part of the financial statements.
316

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Reliant Energy, Inc. *	47,300	$150,887
UGI Corp.	25,392	599,505

		2,176,056

TOTAL COMMON STOCKS (Cost $129,967,352)		$94,364,816

RIGHTS - 0.00%
Financial - 0.00%
United America Indemnity, Ltd. (Expiration
date 04/06/2009) *	3,058	1,590

TOTAL RIGHTS (Cost $7,016)		$1,590

SHORT TERM INVESTMENTS - 6.84%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$6,542,945	$6,542,945

TOTAL SHORT TERM INVESTMENTS
(Cost $6,542,945)		$6,542,945

REPURCHASE AGREEMENTS - 4.51%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$4,311,012 on 04/01/2009,
collateralized by $980,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$1,030,666, including interest) and
$3,220,000 Federal Home Loan
Mortgage Corp., 4.375% due
09/17/2010 (valued at $3,373,272,
including interest)	$4,311,000	$4,311,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,311,000)		$4,311,000

Total Investments (Small Cap Opportunities Trust)
(Cost $140,828,313) - 110.03%		$105,220,351
Liabilities in Excess of Other Assets - (10.03)%		(9,587,495)

TOTAL NET ASSETS - 100.00%		$95,632,856

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.94%
Basic Materials - 2.63%
Deltic Timber Corp.	115,800	$4,563,678
Zep, Inc.	351,750	3,598,403

		8,162,081
Communications - 1.45%
Websense, Inc. *	376,100	4,513,200
Consumer, Cyclical - 17.64%
Casey's General Stores, Inc.	157,600	4,201,616
Cato Corp., Class A	477,146	8,722,229
CEC Entertainment, Inc. *	134,550	3,482,154
Choice Hotels International, Inc. (a)	198,300	5,120,106

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Copart, Inc. *	47,400	$1,405,884
Hibbett Sports, Inc. *	246,600	4,739,652
LKQ Corp. *	116,900	1,668,163
Mattel, Inc.	124,500	1,435,485
O'Reilly Automotive, Inc. *	55,900	1,957,059
Sonic Corp. *	414,700	4,155,294
Stage Stores, Inc.	685,749	6,912,350
Tempur-Pedic International, Inc. (a)	181,700	1,326,410
Unifirst Corp.	131,700	3,666,528
United Stationers, Inc. *	211,094	5,927,519

		54,720,449
Consumer, Non-cyclical - 16.82%
Acco Brands Corp. *	783,400	767,732
AmSurg Corp. *	279,530	4,430,551
Arbitron, Inc.	322,900	4,846,729
Bowne & Company, Inc.	320,905	1,030,105
Centene Corp. *	276,100	4,975,322
Charles River Laboratories International, Inc. *	210,900	5,738,589
CorVel Corp. *	80,665	1,631,046
Helen of Troy, Ltd. *	267,500	3,678,125
Herbalife, Ltd.	262,400	3,930,752
Hormel Foods Corp.	55,800	1,769,418
ICU Medical, Inc. *	87,700	2,816,924
Lance, Inc.	285,000	5,933,700
MAXIMUS, Inc. (a)	198,000	7,892,280
Orthofix International NV *	72,200	1,337,144
Ralcorp Holdings, Inc. *	16,700	899,796
Valassis Communications, Inc. *	318,300	499,731

		52,177,944
Energy - 3.24%
Penn Virginia Corp.	178,400	1,958,832
Plains Exploration & Production Company *	69,700	1,200,931
SEACOR Holdings, Inc. *	45,244	2,638,178
St. Mary Land & Exploration Company	73,100	967,113
Whiting Petroleum Corp. *	127,350	3,291,997

		10,057,051
Financial - 21.50%
Acadia Realty Trust, REIT	184,137	1,953,694
Alleghany Corp. *	3,162	856,364
American Campus Communities, Inc., REIT	107,600	1,867,936
Ares Capital Corp.	596,766	2,888,347
Assured Guaranty, Ltd.	375,100	2,539,427
Credit Acceptance Corp. * (a)	148,975	3,201,473
Delphi Financial Group, Inc.	464,350	6,250,151
Financial Federal Corp.	133,453	2,826,535
First Midwest Bancorp, Inc. (a)	227,500	1,954,225
International Bancshares Corp. (a)	297,310	2,319,018
IPC Holdings, Ltd.	144,300	3,901,872
Mack-Cali Realty Corp., REIT	110,700	2,192,967
MB Financial, Inc.	197,200	2,681,920
NewAlliance Bancshares, Inc.	195,600	2,296,344
Platinum Underwriters Holdings, Ltd.	212,509	6,026,755
PS Business Parks, Inc., REIT	66,600	2,454,210
Realty Income Corp., REIT (a)	285,900	5,380,638
Reinsurance Group of America, Inc.	110,200	3,569,378

The accompanying notes are an integral part of the financial statements.
317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Universal American Financial Corp. *	670,900	$5,682,523
Ventas, Inc., REIT	36,500	825,265
Webster Financial Corp. (a)	441,600	1,876,800
WestAmerica Bancorp (a)	69,300	3,157,308

		66,703,150
Industrial - 21.85%
Acuity Brands, Inc.	136,900	3,085,726
Albany International Corp., Class A	422,634	3,824,838
AptarGroup, Inc.	157,538	4,905,733
Belden, Inc.	506,949	6,341,932
Carlisle Companies, Inc.	491,500	9,648,145
ESCO Technologies, Inc. * (a)	81,400	3,150,180
Flowserve Corp.	14,600	819,352
GATX Corp.	275,700	5,577,411
Genesee & Wyoming, Inc., Class A *	154,425	3,281,531
Graco, Inc.	56,700	967,869
Kirby Corp. *	138,400	3,686,976
Matthews International Corp., Class A	148,000	4,263,880
Mueller Industries, Inc.	301,410	6,537,583
Nam Tai Electronics, Inc.	313,900	1,167,708
Simpson Manufacturing Company, Inc. (a)	124,700	2,247,094
Sterling Construction Company, Inc. *	106,767	1,904,723
Vitran Corp., Inc. *	276,600	1,454,916
Zebra Technologies Corp., Class A *	258,200	4,910,964

		67,776,561
Technology - 4.69%
Diebold, Inc.	255,400	5,452,790
Electronics for Imaging, Inc. *	379,200	3,716,160
Fiserv, Inc. *	40,500	1,476,630
Maxim Integrated Products, Inc.	151,100	1,996,031
Teradata Corp. *	73,000	1,184,060
Xyratex, Ltd. *	329,500	724,900

		14,550,571
Utilities - 7.12%
Atmos Energy Corp.	150,100	3,470,312
New Jersey Resources Corp.	57,846	1,965,607
UGI Corp.	72,300	1,707,003
Unisource Energy Corp.	218,000	6,145,420
Westar Energy, Inc.	264,100	4,629,673
WGL Holdings, Inc.	127,700	4,188,560

		22,106,575

TOTAL COMMON STOCKS (Cost $410,066,917)		$300,767,582

SHORT TERM INVESTMENTS - 6.48%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$20,087,578	$20,087,578

TOTAL SHORT TERM INVESTMENTS
(Cost $20,087,578)		$20,087,578

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.88%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$15,137,042 on 4/1/2009,
collateralized by $13,930,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $15,444,888, including
interest)	$15,137,000	$15,137,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,137,000)		$15,137,000

Total Investments (Small Cap Value Trust)
(Cost $445,291,495) - 108.30%		$335,992,160
Liabilities in Excess of Other Assets - (8.30)%		(25,743,170)

TOTAL NET ASSETS - 100.00%		$310,248,990

Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.38%
Basic Materials - 7.69%
Airgas, Inc.	1,200	$40,572
AMCOL International Corp.	700	10,388
American Vanguard Corp.	1,800	23,220
Arch Chemicals, Inc.	1,300	24,648
Carpenter Technology Corp.	1,100	15,532
Clearwater Paper Corp. *	600	4,818
Deltic Timber Corp.	800	31,528
Franco-Nevada Corp.	900	19,430
Gibraltar Industries, Inc.	2,098	9,903
Innospec, Inc.	2,200	8,294
Potlatch Corp.	1,200	27,828
Symyx Technologies, Inc. *	1,734	7,716
Wausau Paper Corp.	2,400	12,624

		236,501
Communications - 2.57%
Ixia *	2,600	13,442
Newport Corp. *	1,600	7,072
Premiere Global Services, Inc. *	3,100	27,342
Saga Communications, Inc., Class A *	525	1,974
Sonus Networks, Inc. *	6,500	10,205
Websense, Inc. *	1,575	18,900

		78,935
Consumer, Cyclical - 12.12%
Accuride Corp. *	900	180
Alaska Air Group, Inc. *	1,300	22,841
Ascent Media Corp., Class A *	700	17,500
Beacon Roofing Supply, Inc. *	4,000	53,560
Casey's General Stores, Inc.	1,061	28,286
Culp, Inc. *	1,100	3,388
Fred's, Inc., Class A	1,597	18,014
G & K Services, Inc., Class A	1,100	20,801
Haverty Furniture Companies, Inc.	2,100	22,113
M/I Homes, Inc.	900	6,291

The accompanying notes are an integral part of the financial statements.
318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
MarineMax, Inc. *	1,700	$3,332
Meritage Homes Corp. *	1,700	19,414
Orient Express Hotels, Ltd., Class A	2,400	9,840
Owens & Minor, Inc.	1,928	63,875
Pool Corp.	1,500	20,100
Stanley Furniture Company, Inc.	1,600	12,032
Stein Mart, Inc. *	2,300	6,647
The Men's Wearhouse, Inc.	1,500	22,710
The Steak & Shake Company *	1,300	9,841
Winnebago Industries, Inc.	2,300	12,213

		372,978
Consumer, Non-cyclical - 17.04%
Aaron Rents, Inc.	3,200	85,312
Alliance One International, Inc. *	3,913	15,026
AngioDynamics, Inc. *	1,000	11,240
Compass Diversified Trust	1,500	13,380
Corinthian Colleges, Inc. *	1,700	33,065
CSS Industries, Inc.	1,100	18,700
Dollar Thrifty Automotive Group, Inc. *	1,700	1,972
Electro Rent Corp.	2,700	26,028
Exelixis, Inc. *	2,100	9,660
FTI Consulting, Inc. *	1,200	59,376
Landauer, Inc.	450	22,806
McGrath Rentcorp	2,400	37,824
MPS Group, Inc. *	4,300	25,585
Myriad Genetics, Inc. *	470	21,371
Nash Finch Company	911	25,590
National Healthcare Corp.	800	32,120
Navigant Consulting Company *	2,400	31,368
StarTek, Inc. *	1,900	5,890
Triple-S Management Corp. *	700	8,624
West Pharmaceutical Services, Inc.	1,200	39,372

		524,309
Energy - 3.58%
Atwood Oceanics, Inc. *	665	11,032
Carbo Ceramics, Inc.	634	18,031
Forest Oil Corp. *	1,000	13,150
GeoMet, Inc. *	600	348
Hercules Offshore, Inc. *	900	1,422
Mariner Energy, Inc. *	1,300	10,075
Penn Virginia Corp.	2,020	22,180
TETRA Technologies, Inc. *	2,700	8,775
Union Drilling, Inc. *	500	1,900
Whiting Petroleum Corp. *	900	23,265

		110,178
Financial - 17.29%
Ares Capital Corp.	3,100	15,004
Cedar Shopping Centers, Inc., REIT	2,200	3,828
East West Bancorp, Inc.	2,200	10,054
Employers Holdings, Inc.	800	7,632
First Opportunity Fund, Inc. *	2,400	10,368
First Potomac Realty Trust, REIT	1,800	13,230
Glacier Bancorp, Inc.	1,959	30,776
Hatteras Financial Corp., REIT	1,200	29,988
Hercules Technology Growth Capital, Inc.	2,406	12,032

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Home Bancshares, Inc.	1,300	$25,961
JMP Group, Inc.	1,100	5,291
Kilroy Realty Corp., REIT	1,300	22,347
Kohlberg Capital Corp.	2,200	6,732
LaSalle Hotel Properties, REIT	1,400	8,176
Markel Corp. *	90	25,549
Max Capital Group, Ltd.	1,800	31,032
National Interstate Corp.	1,500	25,365
Parkway Properties, Inc., REIT	700	7,210
Piper Jaffray Companies, Inc. *	500	12,895
ProAssurance Corp. *	1,600	74,592
Prospect Capital Corp.	700	5,964
Redwood Trust, Inc., REIT	1,400	21,490
Signature Bank *	700	19,761
Stifel Financial Corp. *	900	38,979
Strategic Hotel & Resorts, Inc., REIT	1,500	1,035
SVB Financial Group *	1,410	28,214
Universal American Financial Corp. *	900	7,623
Washington Real Estate Investment Trust,
REIT	1,000	17,300
Wintrust Financial Corp.	1,100	13,530

		531,958
Industrial - 23.66%
Advanced Energy Industries, Inc. *	2,100	15,813
Ameron International Corp.	600	31,596
Analogic Corp.	425	13,609
AptarGroup, Inc.	1,800	56,052
Astec Industries, Inc. *	600	15,738
Belden, Inc.	1,347	16,851
C & D Technologies, Inc. *	1,800	3,330
Cascade Corp.	600	10,578
Circor International, Inc.	800	18,016
Comfort Systems USA, Inc.	1,374	14,248
Drew Industries, Inc. *	1,800	15,624
Franklin Electric, Inc.	400	8,852
Genesee & Wyoming, Inc., Class A *	1,800	38,250
IDEX Corp.	1,700	37,179
Insituform Technologies, Inc., Class A *	2,109	32,985
Kaman Corp., Class A	1,000	12,540
Kirby Corp. *	1,706	45,448
Kratos Defense & Security Solutions, Inc. *	3,600	2,808
Landstar Systems, Inc.	2,344	78,454
Littelfuse, Inc. *	900	9,891
Matthews International Corp., Class A	1,600	46,096
Methode Electronics, Inc.	795	2,846
Myers Industries, Inc.	2,500	15,350
Nordson Corp.	1,200	34,116
Sims Group, Ltd.	2,200	26,224
Sterling Construction Company, Inc. *	700	12,488
Universal Forest Products, Inc.	1,000	26,610
UTI Worldwide, Inc.	2,200	26,290
Waste Connections, Inc. *	1,402	36,031
Woodward Governor Company	2,144	23,970

		727,883

The accompanying notes are an integral part of the financial statements.
319

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology - 8.08%
ATMI, Inc. *	1,000	$15,430
Brooks Automation, Inc. *	2,500	11,525
Cabot Microelectronics Corp. *	500	12,015
Exar Corp. *	1,962	12,243
FormFactor, Inc. *	1,300	23,426
GSI Group, Inc. *	2,200	2,090
Microsemi Corp. *	1,700	19,720
Palm, Inc. *	3,500	30,170
Progress Software Corp. *	1,800	31,248
SPSS, Inc. *	1,339	38,068
SYNNEX Corp. *	1,200	23,604
Wind River Systems, Inc. *	4,200	26,880
Xyratex, Ltd. *	1,000	2,200

		248,619
Utilities - 4.35%
Black Hills Corp.	1,200	21,468
Cleco Corp.	1,700	36,873
El Paso Electric Company *	1,596	22,488
Empire District Electric Company	900	12,996
Southwest Gas Corp.	1,100	23,177
Vectren Corp.	800	16,872

		133,874

TOTAL COMMON STOCKS (Cost $3,302,653)		$2,965,235

INVESTMENT COMPANIES - 1.99%
Investment Companies - 1.99%
iShares Russell 2000 Value Index Fund	1,550	61,163

TOTAL INVESTMENT COMPANIES (Cost $54,957)		$61,163

SHORT TERM INVESTMENTS - 2.54%
T. Rowe Price Reserve Investment
Fund, 0.3436%	$77,981	$77,981

TOTAL SHORT TERM INVESTMENTS
(Cost $77,981)		$77,981

Total Investments (Small Company Trust)
(Cost $3,435,591) - 100.91%		$3,104,379
Liabilities in Excess of Other Assets - (0.91)%		(27,858)

TOTAL NET ASSETS - 100.00%		$3,076,521

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.51%
Basic Materials - 0.37%
Carpenter Technology Corp.	16,753	$236,552
Communications - 6.90%
Harmonic, Inc. *	86,066	559,429
inVentiv Health, Inc. *	28,082	229,149
NeuStar, Inc., Class A * (a)	31,891	534,174
NICE Systems, Ltd., ADR *	28,030	696,826
Polycom, Inc. *	37,254	573,339

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
SBA Communications Corp. *	29,152	$679,242
Starent Networks Corp. * (a)	46,496	735,102
Websense, Inc. *	35,403	424,836

		4,432,097
Consumer, Cyclical - 14.61%
AnnTaylor Stores Corp. *	32,602	169,530
Big Lots, Inc. *	26,199	544,415
Brinker International, Inc.	40,497	611,505
Buffalo Wild Wings, Inc. * (a)	23,437	857,325
Choice Hotels International, Inc. (a)	20,491	529,078
Darden Restaurants, Inc.	17,291	592,390
Hot Topic, Inc. *	75,708	847,172
Interface, Inc., Class A	51,041	152,613
Jack in the Box, Inc. *	36,024	838,999
Marvel Entertainment, Inc. *	30,062	798,146
National Cinemedia, Inc.	26,200	345,316
P.F. Chang's China Bistro, Inc. * (a)	27,208	622,519
Tech Data Corp. *	26,543	578,106
Tractor Supply Company *	11,782	424,859
Warnaco Group, Inc. *	25,854	620,496
Watsco, Inc.	13,618	463,421
Zumiez, Inc. *	40,557	393,403

		9,389,293
Consumer, Non-cyclical - 28.68%
Acorda Therapeutics, Inc. *	23,501	465,555
AMAG Pharmaceuticals, Inc. * (a)	14,077	517,611
Bankrate, Inc. * (a)	18,557	462,997
BioMarin Pharmaceutical, Inc. * (a)	35,191	434,609
Cepheid, Inc. * (a)	30,693	211,782
Chemed Corp.	19,098	742,912
Church & Dwight, Inc.	14,948	780,734
CoStar Group, Inc. *	25,031	757,188
DeVry, Inc.	11,139	536,677
Gen-Probe, Inc. *	14,022	639,123
Global Payments, Inc.	15,156	506,362
Human Genome Sciences, Inc. * (a)	49,837	41,365
Informatica Corp. *	47,880	634,889
Insulet Corp. * (a)	33,538	137,506
Isis Pharmaceuticals, Inc. *	24,600	369,246
LifePoint Hospitals, Inc. *	27,447	572,544
Live Nation, Inc. *	41,118	109,785
Martek Biosciences Corp. * (a)	22,939	418,637
Medicines Company *	38,563	418,023
Mednax, Inc. *	15,291	450,626
Meridian Bioscience, Inc.	30,548	553,530
Myriad Genetics, Inc. *	25,902	1,177,764
Nuvasive, Inc. * (a)	22,876	717,849
OSI Pharmaceuticals, Inc. *	12,600	482,076
Parexel International Corp. *	32,474	315,972
Perrigo Company	22,721	564,162
PSS World Medical, Inc. *	25,607	367,460
Quanta Services, Inc. *	18,029	386,722
Ralcorp Holdings, Inc. *	15,489	834,547
Strayer Education, Inc. (a)	2,669	480,073
Techne Corp.	10,719	586,436

The accompanying notes are an integral part of the financial statements.
320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Tetra Tech, Inc. *	51,863	$1,056,968
United Therapeutics Corp. *	8,808	582,121
VCA Antech, Inc. *	28,180	635,459
Wright Medical Group, Inc. *	10,065	131,147
Zoll Medical Corp. *	24,373	349,996

		18,430,453
Energy - 4.59%
Arena Resources, Inc. *	28,773	733,136
Bill Barrett Corp. *	28,549	634,930
Carrizo Oil & Gas, Inc. * (a)	24,564	218,128
Dril-Quip, Inc. *	21,986	674,970
Goodrich Petroleum Corp. * (a)	18,097	350,358
ION Geophysical Corp. *	52,964	82,624
Whiting Petroleum Corp. *	9,764	252,399

		2,946,545
Financial - 9.29%
Affiliated Managers Group, Inc. *	10,327	430,739
BioMed Realty Trust, Inc., REIT	38,438	260,225
Brown & Brown, Inc.	24,095	455,636
City National Corp. (a)	11,719	395,751
Cullen Frost Bankers, Inc.	13,151	617,308
Federated Investors, Inc., Class B	26,533	590,625
Greenhill & Company, Inc. (a)	14,807	1,093,497
optionsXpress Holdings, Inc.	29,150	331,436
ProAssurance Corp. *	14,700	685,314
Stifel Financial Corp. *	16,417	711,020
SVB Financial Group *	19,874	397,679

		5,969,230
Industrial - 13.94%
Advanced Energy Industries, Inc. *	53,541	403,164
Barnes Group, Inc.	29,778	318,327
Bucyrus International, Inc., Class A	16,076	244,034
Calgon Carbon Corp. *	32,495	460,454
Coherent, Inc. *	18,516	319,401
Dynamic Materials Corp.	21,126	193,514
EnergySolutions, Inc.	39,940	345,481
FMC Technologies, Inc. *	14,584	457,500
Forward Air Corp.	29,476	478,395
Fuel Tech, Inc. * (a)	39,272	410,785
General Cable Corp. *	22,164	439,290
Greif, Inc., Class A	16,254	541,096
Hexcel Corp. *	37,649	247,354
Hub Group, Inc., Class A *	29,017	493,289
Knight Transportation, Inc.	54,790	830,616
Lindsay Corp. (a)	11,083	299,241
Regal-Beloit Corp.	18,856	577,748
TransDigm Group, Inc. *	25,771	846,320
Varian, Inc. * (a)	22,522	534,672
Wabtec Corp.	19,465	513,487

		8,954,168
Technology - 16.23%
ANSYS, Inc. * (a)	23,571	591,632
Aspen Technology, Inc. *	77,619	542,557
Blackboard, Inc. *	25,611	812,893

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Cogent, Inc. *	66,236	$788,208
Eclipsys Corp. *	48,569	492,490
Hittite Microwave Corp. *	21,046	656,635
Lawson Software, Inc. *	83,704	355,742
Manhattan Associates, Inc. *	32,685	566,104
Microsemi Corp. *	31,729	368,056
Monolithic Power Systems, Inc. *	39,490	612,095
Omniture, Inc. *	46,166	608,930
Power Integrations, Inc.	27,556	473,963
Quality Systems, Inc. (a)	26,433	1,196,093
Silicon Laboratories, Inc. *	28,384	749,338
SRA International, Inc., Class A * (a)	31,527	463,447
Syntel, Inc.	23,024	473,834
Varian Semiconductor Equipment Associates,
Inc. * (a)	31,372	679,518

		10,431,535
Utilities - 1.90%
ITC Holdings Corp.	15,688	684,311
Pike Electric Corp. *	57,897	535,547

		1,219,858

TOTAL COMMON STOCKS (Cost $82,393,448)		$62,009,731

SHORT TERM INVESTMENTS - 16.19%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$10,403,329	$10,403,329

TOTAL SHORT TERM INVESTMENTS
(Cost $10,403,329)		$10,403,329

REPURCHASE AGREEMENTS - 3.66%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$2,349,007 on 04/01/2009,
collateralized by $2,165,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $2,400,444, including
interest)	$2,349,000	$2,349,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,349,000)		$2,349,000

Total Investments (Small Company Growth Trust)
(Cost $95,145,777) - 116.36%		$74,762,060
Liabilities in Excess of Other Assets - (16.36)%		(10,512,952)

TOTAL NET ASSETS - 100.00%		$64,249,108

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.49%
Basic Materials - 7.68%
Airgas, Inc.	114,500	$3,871,245
AMCOL International Corp.	64,000	949,760

The accompanying notes are an integral part of the financial statements.
321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
American Vanguard Corp.	166,200	$2,143,980
Arch Chemicals, Inc.	118,400	2,244,864
Carpenter Technology Corp.	105,300	1,486,836
Clearwater Paper Corp. *	55,100	442,453
Deltic Timber Corp.	73,200	2,884,812
Franco-Nevada Corp.	77,300	1,668,866
Gibraltar Industries, Inc.	195,700	923,704
Innospec, Inc.	196,000	738,920
Potlatch Corp.	108,300	2,511,477
Symyx Technologies, Inc. *	151,700	675,065
Wausau Paper Corp.	226,400	1,190,864

		21,732,846
Communications - 2.60%
Ixia *	236,100	1,220,637
Newport Corp. *	137,800	609,076
Premiere Global Services, Inc. *	287,700	2,537,514
Saga Communications, Inc., Class A *	49,000	184,240
Sonus Networks, Inc. *	649,700	1,020,029
Websense, Inc. *	148,300	1,779,600

		7,351,096
Consumer, Cyclical - 12.22%
Accuride Corp. *	164,700	32,940
Alaska Air Group, Inc. *	121,600	2,136,512
Ascent Media Corp., Class A *	56,000	1,400,000
Beacon Roofing Supply, Inc. *	367,200	4,916,808
Casey's General Stores, Inc.	95,800	2,554,028
Culp, Inc. *	100,000	308,000
Fred's, Inc., Class A	159,200	1,795,776
G & K Services, Inc., Class A	107,900	2,040,389
Haverty Furniture Companies, Inc. (a)	199,000	2,095,470
M/I Homes, Inc.	92,800	648,672
MarineMax, Inc. *	144,000	282,240
Meritage Homes Corp. * (a)	155,300	1,773,526
Orient Express Hotels, Ltd., Class A	222,200	911,020
Owens & Minor, Inc.	177,800	5,890,514
Pool Corp. (a)	138,300	1,853,220
Stanley Furniture Company, Inc.	126,300	949,776
Stein Mart, Inc. *	277,600	802,264
The Men's Wearhouse, Inc. (a)	137,300	2,078,722
The Steak & Shake Company * (a)	127,800	967,446
Winnebago Industries, Inc.	209,200	1,110,852

		34,548,175
Consumer, Non-cyclical - 16.99%
Aaron Rents, Inc.	299,500	7,984,670
Alliance One International, Inc. *	388,300	1,491,072
AngioDynamics, Inc. *	90,200	1,013,848
Compass Diversified Trust	139,700	1,246,124
Corinthian Colleges, Inc. * (a)	157,000	3,053,650
CSS Industries, Inc.	100,000	1,700,000
Dollar Thrifty Automotive Group, Inc. *	181,000	209,960
Electro Rent Corp.	229,700	2,214,308
Exelixis, Inc. *	202,900	933,340
FTI Consulting, Inc. * (a)	111,800	5,531,864
Landauer, Inc.	43,900	2,224,852
McGrath Rentcorp	208,900	3,292,264

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
MPS Group, Inc. *	395,300	$2,352,035
Myriad Genetics, Inc. *	43,440	1,975,217
Nash Finch Company	75,100	2,109,559
National Healthcare Corp.	76,752	3,081,593
Navigant Consulting Company *	223,300	2,918,531
StarTek, Inc. *	165,088	511,773
TNS, Inc. *	1,200	9,816
Triple-S Management Corp. * (a)	58,400	719,488
West Pharmaceutical Services, Inc.	106,420	3,491,640

		48,065,604
Energy - 3.57%
Atwood Oceanics, Inc. *	60,500	1,003,695
Carbo Ceramics, Inc. (a)	54,100	1,538,604
Forest Oil Corp. *	96,300	1,266,345
GeoMet, Inc. *	100,200	58,116
Hercules Offshore, Inc. *	116,917	184,729
Mariner Energy, Inc. *	100,204	776,581
Penn Virginia Corp.	185,600	2,037,888
TETRA Technologies, Inc. *	264,700	860,275
Union Drilling, Inc. *	47,500	180,500
Whiting Petroleum Corp. *	84,600	2,186,910

		10,093,643
Financial - 17.20%
Ares Capital Corp.	305,000	1,476,200
Cedar Shopping Centers, Inc., REIT	194,500	338,430
East West Bancorp, Inc.	144,270	659,314
Employers Holdings, Inc.	77,500	739,350
First Opportunity Fund, Inc. *	222,200	959,904
First Potomac Realty Trust, REIT	157,700	1,159,095
Glacier Bancorp, Inc. (a)	176,500	2,772,815
Hatteras Financial Corp., REIT	105,900	2,646,441
Hercules Technology Growth Capital, Inc.	222,858	1,114,288
Home Bancshares, Inc. (a)	119,700	2,390,409
JMP Group, Inc.	118,700	570,947
Kilroy Realty Corp., REIT (a)	119,800	2,059,362
Kohlberg Capital Corp.	216,334	661,982
LaSalle Hotel Properties, REIT (a)	122,000	712,480
Markel Corp. *	7,900	2,242,652
Max Capital Group, Ltd.	164,200	2,830,807
National Interstate Corp.	130,600	2,208,446
Parkway Properties, Inc., REIT	69,900	719,970
Piper Jaffray Companies, Inc. *	46,400	1,196,656
ProAssurance Corp. *	146,100	6,811,182
Prospect Capital Corp.	62,400	531,648
Redwood Trust, Inc., REIT	129,800	1,992,430
Signature Bank *	67,600	1,908,348
Stifel Financial Corp. * (a)	81,350	3,523,268
Strategic Hotel & Resorts, Inc., REIT	167,100	115,299
SVB Financial Group *	132,800	2,657,328
Universal American Financial Corp. *	85,100	720,797
Washington Real Estate Investment Trust,
REIT	98,600	1,705,780
Wintrust Financial Corp.	100,000	1,230,000

		48,655,628

The accompanying notes are an integral part of the financial statements.
322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial - 23.81%
Advanced Energy Industries, Inc. *	186,100	$1,401,333
Ameron International Corp.	53,600	2,822,576
Analogic Corp.	42,625	1,364,852
AptarGroup, Inc.	164,200	5,113,188
Astec Industries, Inc. *	58,800	1,542,324
Belden, Inc.	125,400	1,568,754
C & D Technologies, Inc. * (a)	209,600	387,760
Cascade Corp.	58,300	1,027,829
Circor International, Inc.	74,300	1,673,236
Comfort Systems USA, Inc.	127,600	1,323,212
Drew Industries, Inc. *	159,000	1,380,120
Franklin Electric, Inc.	32,300	714,799
Genesee & Wyoming, Inc., Class A *	162,300	3,448,875
IDEX Corp.	156,150	3,415,001
Insituform Technologies, Inc., Class A *	193,100	3,020,084
Kaman Corp., Class A	83,600	1,048,344
Kirby Corp. * (a)	161,500	4,302,360
Kratos Defense & Security Solutions, Inc. *	469,600	366,288
Landstar Systems, Inc.	218,400	7,309,848
Littelfuse, Inc. *	89,400	982,506
Matthews International Corp., Class A	147,100	4,237,951
Methode Electronics, Inc.	52,300	187,234
Myers Industries, Inc.	239,600	1,471,144
Nordson Corp.	111,200	3,161,416
Sims Group, Ltd.	201,900	2,406,648
Sterling Construction Company, Inc. *	73,200	1,305,888
Universal Forest Products, Inc.	86,200	2,293,782
UTI Worldwide, Inc.	205,400	2,454,530
Waste Connections, Inc. *	130,400	3,351,280
Woodward Governor Company	201,400	2,251,652

		67,334,814
Technology - 8.09%
ATMI, Inc. *	88,400	1,364,012
Brooks Automation, Inc. *	225,962	1,041,685
Cabot Microelectronics Corp. *	42,000	1,009,260
Exar Corp. *	207,256	1,293,277
FormFactor, Inc. *	119,100	2,146,182
GSI Group, Inc. *	302,800	287,660
Microsemi Corp. *	155,400	1,802,640
Palm, Inc. * (a)	323,700	2,790,294
Progress Software Corp. *	161,768	2,808,293
SPSS, Inc. *	119,100	3,386,013
SYNNEX Corp. *	113,300	2,228,611
Wind River Systems, Inc. *	381,900	2,444,160
Xyratex, Ltd. *	125,300	275,660

		22,877,747
Utilities - 4.33%
Black Hills Corp.	112,800	2,017,992
Cleco Corp.	152,500	3,307,725
El Paso Electric Company *	146,000	2,057,140
Empire District Electric Company	85,600	1,236,064
Southwest Gas Corp.	100,700	2,121,749

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Vectren Corp.	71,300	$1,503,717

		12,244,387

TOTAL COMMON STOCKS (Cost $396,042,620)		$272,903,940

PREFERRED STOCKS - 0.39%
Financial - 0.39%
East West Bancorp., Inc., Series A, 8.00%	2,973	1,096,734

TOTAL PREFERRED STOCKS (Cost $2,944,686)		$1,096,734

INVESTMENT COMPANIES - 0.79%
Investment Companies - 0.79%
iShares Russell 2000 Value Index Fund (a)	56,600	2,233,436

TOTAL INVESTMENT COMPANIES (Cost $2,557,765)		$2,233,436

SHORT TERM INVESTMENTS - 12.13%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$29,400,834	$29,400,834
T. Rowe Price Reserve Investment Fund,
0.3436%	4,896,596	4,896,596

TOTAL SHORT TERM INVESTMENTS
(Cost $34,297,430)		$34,297,430

REPURCHASE AGREEMENTS - 0.24%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$696,002 on 4/1/2009,
collateralized by $690,000 Federal
Home Loan Mortgage Corp.,
4.27% due 12/03/2013 (valued at
$714,909, including interest)	$696,000	$696,000

TOTAL REPURCHASE AGREEMENTS
(Cost $696,000)		$696,000

Total Investments (Small Company Value Trust)
(Cost $436,538,501) - 110.04%		$311,227,540
Liabilities in Excess of Other Assets - (10.04)%		(28,394,791)

TOTAL NET ASSETS - 100.00%		$282,832,749

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.48%
Basic Materials - 2.05%
AK Steel Holding Corp.	17,810	$126,807
Albemarle Corp.	34,800	757,596
AMCOL International Corp.	906	13,445
American Vanguard Corp.	281	3,625
Balchem Corp.	722	18,144
Brush Engineered Materials, Inc. *	282	3,911
Coeur d'Alene Mines Corp. *	6,895	6,481
Compass Minerals International, Inc.	1,287	72,548
Deltic Timber Corp.	273	10,759

The accompanying notes are an integral part of the financial statements.
323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
General Moly, Inc. *	1,008	$1,068
Hecla Mining Company *	8,407	16,814
Intrepid Potash, Inc. *	1,486	27,417
Landec Corp. *	16,175	90,095
Newmarket Corp.	512	22,681
Olympic Steel, Inc.	5,506	83,526
Rock-Tenn Company, Class A	7,600	205,580
Royal Gold, Inc.	788	36,847
Schnitzer Steel Industries, Inc.	300	9,417
Sensient Technologies Corp.	11,044	259,534
Solutia, Inc. *	3,746	7,005
Stepan Company	286	7,808
Stillwater Mining Company *	1,853	6,856
Symyx Technologies, Inc. *	1,275	5,674
W.R. Grace & Company *	2,865	18,107
Zep, Inc.	860	8,798
Zoltek Companies, Inc. *	1,090	7,423

		1,827,966
Communications - 16.22%
3Com Corp. *	63,230	195,381
Acme Packet, Inc. *	1,097	6,659
ADTRAN, Inc.	14,974	242,729
Airvana, Inc. *	889	5,201
Amdocs, Ltd. *	47,100	872,292
American Tower Corp., Class A *	38,400	1,168,512
Anixter International, Inc. *	1,191	37,731
Ariba, Inc. *	1,726	15,068
Arris Group, Inc. *	2,439	17,975
Art Technology Group, Inc. *	78,091	199,132
Aruba Networks, Inc. *	2,169	6,811
AsiaInfo Holdings, Inc. *	1,192	20,085
Atheros Communications, Inc. *	2,396	35,125
Avocent Corp. *	15,310	185,863
BigBand Networks, Inc. *	764	5,004
Blue Coat Systems, Inc. *	1,547	18,579
Cbeyond Communications, Inc. *	903	17,003
Centennial Communications Corp., Class A *	3,226	26,647
Charter Communications, Inc., Class A *	14,647	305
China Information Security Technology, Inc. *	1,032	3,261
Chordiant Software, Inc. *	1,194	3,618
Ciena Corp. *	2,331	18,135
CKX, Inc. *	1,741	7,138
Cogent Communications Group, Inc. *	1,682	12,110
CommScope, Inc. *	62,394	708,796
comScore, Inc. *	693	8,378
Comtech Telecommunications Corp. *	11,541	285,871
Constant Contact, Inc. *	447	6,254
Crown Media Holdings, Inc., Class A *	555	1,132
Cybersource Corp. *	29,718	440,124
DealerTrack Holdings, Inc. *	1,502	19,676
DG Fastchannel, Inc. *	632	11,863
Dice Holdings, Inc. *	864	2,402
Digital River, Inc. *	1,473	43,925
Dolan Media Company *	21,261	167,324
Earthlink, Inc. *	4,302	28,264
EchoStar Corp., Class A *	1,663	24,662

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
EMS Technologies, Inc. *	8,716	$152,181
Entravision Communications Corp., Class A *	904	235
Equinix, Inc. *	23,935	1,343,950
eResearch Technology, Inc. *	1,616	8,500
Extreme Networks, Inc. *	3,336	5,071
F5 Networks, Inc. *	13,822	289,571
FiberTower Corp. *	2,984	597
Finisar Corp. *	14,999	6,600
Fisher Communications, Inc. *	295	2,879
General Communication, Inc., Class A *	894	5,972
GeoEye, Inc. *	15,832	312,682
GigaMedia, Ltd. *	40,034	220,988
Global Crossing, Ltd. *	1,006	7,042
Globecomm Systems, Inc. *	27,314	158,148
GSI Commerce, Inc. *	850	11,135
Harmonic, Inc. *	3,772	24,518
HLTH Corp. *	3,843	39,775
Hughes Communications, Inc. *	384	4,620
ICO Global Communications Holdings, Ltd. *	4,315	1,510
Infinera Corp. *	2,980	22,052
InfoSpace, Inc. *	480	2,496
InterDigital, Inc. *	1,716	44,307
Internet Capital Group, Inc. *	1,517	6,114
inVentiv Health, Inc. *	23,565	192,290
iPCS, Inc. *	579	5,622
Ixia *	1,514	7,827
J2 Global Communications, Inc. *	1,742	38,132
JDS Uniphase Corp. *	2,986	9,704
John Wiley & Sons, Inc., Class A	1,769	52,681
Knology, Inc. *	1,202	4,952
Liberty Media Corp. - Capital, Series A *	3,637	25,386
Liquidity Services, Inc. *	611	4,271
LoopNet, Inc. *	1,021	6,208
Marchex, Inc., Class B	983	3,382
Martha Stewart Living
Omnimedia, Inc., Class A *	1,010	2,515
Mastec, Inc. *	90,500	1,094,145
Mediacom Communications Corp., Class A *	1,567	6,315
MetroPCS Communications, Inc. *	84,300	1,439,844
Move, Inc. *	66,128	95,886
Netease.com, Inc., ADR *	8,980	241,113
NeuStar, Inc., Class A *	3,131	52,444
Neutral Tandem, Inc. *	6,287	154,723
Newport Corp. *	1,287	5,689
NIC, Inc. *	1,620	8,424
NICE Systems, Ltd., ADR *	13,643	339,165
Novatel Wireless, Inc. *	25,244	141,871
Oplink Communications, Inc. *	18,283	140,779
OpNext, Inc. *	898	1,536
Orbcomm, Inc. *	1,337	1,965
PAETEC Holding Corp. *	4,860	6,998
Perficient, Inc. *	611	3,299
Polycom, Inc. *	3,304	50,849
Premiere Global Services, Inc. *	117,310	1,034,674
RCN Corp. *	1,487	5,502
RealNetworks, Inc. *	3,754	8,747

The accompanying notes are an integral part of the financial statements.
324

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
RHI Entertainment, Inc. *	505	$768
RightNow Technologies, Inc. *	798	6,041
S1 Corp. *	2,126	10,949
Sapient Corp. *	4,030	18,014
SAVVIS, Inc. *	1,486	9,198
SBA Communications Corp. *	4,166	97,068
Shanda Interactive Entertainment, Ltd. *	4,137	163,536
Shenandoah Telecommunications Company	889	20,269
SINA Corp. *	2,105	48,941
Sirius XM Radio, Inc. *	132,514	46,380
Soapstone Networks, Inc. *	40,442	144,782
Sohu.com, Inc. *	1,071	44,243
SonicWALL, Inc. *	2,127	9,486
Sonus Networks, Inc. *	10,813	16,976
Starent Networks Corp. *	11,238	177,673
Switch & Data Facilities Company, Inc. *	755	6,621
Sycamore Networks, Inc. *	7,889	21,064
Syniverse Holdings, Inc. *	6,602	104,048
TechTarget, Inc. *	389	934
Tekelec, Inc. *	17,157	226,987
TeleCommunication Systems, Inc. *	39,387	361,179
Terremark Worldwide, Inc. *	1,075	2,892
TerreStar Corp. *	2,050	1,148
The Knot, Inc. *	1,154	9,463
Thinkorswim Group, Inc. *	2,244	19,388
TIBCO Software, Inc. *	7,131	41,859
TW Telecom, Inc. *	5,564	48,685
UTStarcom, Inc. *	1,405	1,096
ValueClick, Inc. *	3,444	29,308
VASCO Data Security International, Inc. *	1,186	6,843
Viasat, Inc. *	1,102	22,944
Vignette Corp. *	943	6,299
Vocus, Inc. *	717	9,529
Vonage Holdings Corp. *	2,929	1,172
WebMD Health Corp. *	343	7,649
Websense, Inc. *	1,161	13,932

		14,484,280
Consumer, Cyclical - 16.16%
99 Cents Only Stores *	1,263	11,670
Abercrombie & Fitch Company, Class A	4,640	110,432
Aeropostale, Inc. *	2,655	70,517
AFC Enterprises, Inc. *	1,004	4,528
Airtran Holdings, Inc. *	74,634	339,585
Alaska Air Group, Inc. *	10,713	188,227
Allegiant Travel Company *	484	22,003
Ambassadors Group, Inc.	642	5,213
American Apparel, Inc. *	1,265	3,694
Americas Car Mart, Inc. *	9,694	131,741
Amerigon, Inc. *	24,116	89,229
AnnTaylor Stores Corp. *	2,268	11,794
Ascent Media Corp., Class A *	532	13,300
ATC Technology Corp. *	12,289	137,637
Bally Technologies, Inc. *	1,959	36,085
Beacon Roofing Supply, Inc. *	7,173	96,046
Big Lots, Inc. *	3,257	67,680
BJ's Restaurants, Inc. *	12,960	180,274

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
BJ's Wholesale Club, Inc. *	1,532	$49,009
Bob Evans Farms, Inc.	7,201	161,446
Borders Group, Inc. *	706	445
Buffalo Wild Wings, Inc. *	6,469	236,636
California Pizza Kitchen, Inc. *	909	11,890
Casey's General Stores, Inc.	1,915	51,054
Cash America International, Inc.	1,152	18,040
CEC Entertainment, Inc. *	901	23,318
Central European Distribution Corp. *	10,450	112,442
Champion Enterprises, Inc. *	2,658	1,276
Charming Shoppes, Inc. *	1,488	2,083
Chico's FAS, Inc. *	214,508	1,151,908
Children's Place Retail Stores, Inc. *	10,958	239,871
Chindex International, Inc. *	481	2,391
Chipotle Mexican Grill, Inc., Class A *	578	38,368
Chipotle Mexican Grill, Inc. *	698	40,002
Choice Hotels International, Inc.	480	12,394
Citi Trends, Inc. *	568	13,002
CKE Restaurants, Inc.	1,879	15,784
Coldwater Creek, Inc. *	2,532	6,355
Conn's, Inc. *	13,110	184,064
Continental Airlines, Inc., Class B *	4,390	38,676
Core-Mark Holding Company, Inc. *	384	6,996
Crocs, Inc. *	1,565	1,862
Deckers Outdoor Corp. *	493	26,149
Denny's Corp. *	3,800	6,346
Dick's Sporting Goods, Inc. *	3,404	48,575
DreamWorks Animation SKG, Inc., Class A *	923	19,974
DSW, Inc., Class A *	181	1,681
DTS, Inc. *	699	16,818
First Cash Financial Services, Inc. *	18,545	276,691
Foot Locker, Inc.	25,750	269,860
Force Protection, Inc. *	1,356	6,509
Fuel Systems Solutions, Inc. *	500	6,740
Gaylord Entertainment Company *	1,056	8,796
Gymboree Corp. *	6,616	141,252
Hanesbrands, Inc. *	3,711	35,514
Hawaiian Holdings, Inc. *	1,839	6,859
Herman Miller, Inc.	745	7,942
hhgregg, Inc. *	643	9,098
Hibbett Sports, Inc. *	5,010	96,292
Hot Topic, Inc. *	20,302	227,179
Houston Wire & Cable Company	665	5,154
Iconix Brand Group, Inc. *	2,083	18,435
Interface, Inc., Class A	2,014	6,022
Interval Leisure Group, Inc. *	547	2,899
Isle of Capri Casinos, Inc. *	222	1,174
J. Crew Group, Inc. *	1,983	26,136
Jack in the Box, Inc. *	6,164	143,560
Jakks Pacific, Inc. *	9,882	122,043
JetBlue Airways Corp. *	8,073	29,466
Jos. A. Bank Clothiers, Inc. *	5,746	159,796
Kohl's Corp. *	30,100	1,273,832
Krispy Kreme Doughnuts, Inc. *	1,075	1,720
Leapfrog Enterprises, Inc., Class A *	682	941
LIFE TIME FITNESS, Inc. *	1,340	16,830

The accompanying notes are an integral part of the financial statements.
325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Lions Gate Entertainment Corp. *	4,595	$23,205
LKQ Corp. *	4,995	71,279
Lululemon Athletica, Inc. *	1,489	12,895
Lumber Liquidators, Inc. *	425	5,419
M.D.C. Holdings, Inc.	517	16,099
M/I Homes, Inc.	236	1,650
Macrovision Solutions Corp. *	4,089	72,743
Maidenform Brands, Inc. *	19,953	182,769
Marvel Entertainment, Inc. *	2,041	54,189
Meritage Homes Corp. *	1,097	12,528
Mobile Mini, Inc. *	1,384	15,944
Monarch Casino & Resort, Inc. *	384	1,981
Morgans Hotel Group Company *	683	2,124
MSC Industrial Direct Company, Inc., Class A	1,741	54,093
MTR Gaming Group, Inc. *	853	768
MWI Veterinary Supply, Inc. *	433	12,332
National Cinemedia, Inc.	1,670	22,011
Navistar International Corp. *	36,800	1,231,328
P.F. Chang's China Bistro, Inc. *	9,268	212,052
Panera Bread Company, Class A *	1,162	64,956
Pantry, Inc. *	12,610	222,062
Papa John's International, Inc. *	887	20,286
Phillips-Van Heusen Corp.	2,043	46,335
Pinnacle Entertainment, Inc. *	833	5,864
Polaris Industries, Inc.	1,286	27,572
Pool Corp.	10,628	142,415
PriceSmart, Inc.	235	4,232
Red Robin Gourmet Burgers, Inc. *	9,792	172,633
Retail Ventures, Inc. *	1,160	1,763
Ryland Group, Inc.	594	9,896
Sally Beauty Holdings, Inc. *	3,250	18,460
ScanSource, Inc. *	1,048	19,472
Scientific Games Corp., Class A *	2,766	33,496
Shoe Carnival, Inc. *	7,656	79,240
Shuffle Master, Inc. *	2,205	6,328
Skechers U.S.A., Inc., Class A *	463	3,088
Sonic Corp. *	2,280	22,846
Systemax, Inc. *	290	3,747
Talbots, Inc.	643	2,257
Texas Roadhouse, Inc., Class A *	2,059	19,622
The Buckle, Inc.	8,920	284,816
The Cheesecake Factory, Inc. *	2,252	25,785
The Dress Barn, Inc. *	20,610	253,297
The Men's Wearhouse, Inc.	682	10,325
The Steak & Shake Company *	358	2,710
The Toro Company	1,410	34,094
The Wet Seal, Inc., Class A *	3,424	11,505
Thor Industries, Inc.	1,431	22,352
Titan International, Inc.	1,302	6,549
Titan Machinery, Inc. *	525	4,720
TiVo, Inc. *	3,881	27,322
Town Sports International Holdings, Inc. *	643	1,923
Tractor Supply Company *	27,495	991,470
True Religion Apparel, Inc. *	874	10,322
UAL Corp. *	5,115	22,915
Ulta Salon, Cosmetics & Fragrance, Inc. *	914	6,051

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Under Armour, Inc., Class A *	1,169	$19,207
Unifi, Inc. *	1,857	1,188
Unifirst Corp.	3,180	88,531
Universal Electronics, Inc. *	555	10,045
US Airways Group, Inc. *	4,304	10,889
Vail Resorts, Inc. *	1,025	20,941
Volcom, Inc. *	629	6,101
Warnaco Group, Inc. *	1,851	44,424
Watsco, Inc.	40,800	1,388,424
WMS Industries, Inc. *	1,986	41,527
Wolverine World Wide, Inc.	9,564	149,007
World Fuel Services Corp.	32,452	1,026,457
Zale Corp. *	1,177	2,295
Zumiez, Inc. *	763	7,401

		14,423,822
Consumer, Non-cyclical - 25.65%
1-800-Flowers.com, Inc., Class A *	998	2,066
Aaron Rents, Inc.	10,233	272,812
Abaxis, Inc. *	869	14,982
Abiomed, Inc. *	1,235	6,051
Accuray, Inc. *	1,628	8,189
Acorda Therapeutics, Inc. *	1,422	28,170
Administaff, Inc.	905	19,123
Affymax, Inc. *	425	6,847
Affymetrix, Inc. *	976	3,191
Air Methods Corp. *	434	7,339
Akorn, Inc. *	2,128	1,830
Albany Molecular Research, Inc. *	15,888	149,824
Alberto-Culver Company	3,500	79,135
Alexion Pharmaceuticals, Inc. *	8,777	330,542
Align Technology, Inc. *	2,262	17,938
Alkermes, Inc. *	3,769	45,718
Alliance Imaging, Inc. *	1,015	6,902
Alliance One International, Inc. *	1,174	4,508
Allos Therapeutics, Inc. *	1,466	9,060
Almost Family, Inc. *	242	4,620
Alnylam Pharmaceuticals, Inc. *	14,540	276,842
AMAG Pharmaceuticals, Inc. *	338	12,428
Amedisys, Inc. *	1,072	29,469
American Medical Systems Holdings, Inc. *	30,881	344,323
American Oriental Bioengineering, Inc. *	2,485	9,592
American Public Education, Inc. *	4,548	191,289
Amicus Therapeutics, Inc. *	314	2,867
AMN Healthcare Services, Inc. *	1,293	6,594
AngioDynamics, Inc. *	919	10,330
Arbitron, Inc.	1,048	15,730
Arena Pharmaceuticals, Inc. *	1,911	5,752
Array BioPharma, Inc. *	1,795	4,739
Assisted Living Concepts, Inc. *	419	5,682
athenahealth, Inc. *	725	17,480
Auxilium Pharmaceuticals, Inc. *	1,594	44,186
Bankrate, Inc. *	522	13,024
Bare Escentuals, Inc. *	2,180	8,938
Bio Reference Labs, Inc. *	465	9,723
BioMarin Pharmaceutical, Inc. *	51,063	630,628
Bio-Rad Laboratories, Inc., Class A *	748	49,293

The accompanying notes are an integral part of the financial statements.
326

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Blue Nile, Inc. *	518	$15,618
Boston Beer Company, Inc. *	380	7,927
Bruker BioSciences Corp. *	63,372	390,371
C.R. Bard, Inc.	5,900	470,348
Cadence Pharmaceuticals, Inc. *	545	5,112
Cal-Maine Foods, Inc.	163	3,650
Capella Education Company *	4,786	253,658
Caraco Pharmaceutical Labs *	414	1,457
Cardtronics, Inc. *	564	998
Career Education Corp. *	14,889	356,740
Catalyst Health Solutions, Inc. *	1,383	27,411
CBIZ, Inc. *	41,085	286,362
Celera Corp. *	30,939	236,065
Cenveo, Inc. *	1,329	4,319
Cepheid, Inc. *	2,289	15,794
Chattem, Inc. *	3,332	186,759
Chemed Corp.	888	34,543
ChinaCast Education Corp. *	33,229	112,979
Chiquita Brands International, Inc. *	21,667	143,652
Clinical Data, Inc. *	248	2,678
Coca-Cola Bottling Company Consolidated	103	5,361
Coinstar, Inc. *	1,122	36,757
Conceptus, Inc. *	1,205	14,159
Corinthian Colleges, Inc. *	3,398	66,091
Cornell Corrections, Inc. *	557	9,118
Corporate Executive Board Company	1,351	19,589
Corrections Corp. of America *	4,991	63,935
CorVel Corp. *	320	6,470
CoStar Group, Inc. *	744	22,506
Cougar Biotechnology, Inc. *	659	21,220
CRA International, Inc. *	10,890	205,603
Cross Country Healthcare, Inc. *	14,809	96,999
Cryolife, Inc. *	25,873	134,022
Cubist Pharmaceuticals, Inc. *	12,544	205,220
CV Therapeutics, Inc. *	2,435	48,408
Cyberonics, Inc. *	1,084	14,385
Cynosure, Inc. *	387	2,357
Cypress Biosciences, Inc. *	1,504	10,693
Dendreon Corp. *	2,502	10,508
Diamond Foods, Inc.	605	16,898
Dollar Financial Corp. *	951	9,053
Durect Corp. *	2,765	6,166
DynCorp International, Inc. *	15,928	212,320
Emergency Medical Services Corp., Class A *	5,136	161,219
Emergent Biosolutions, Inc. *	535	7,228
Emeritus Corp. *	555	3,641
Enzo Biochem, Inc. *	868	3,489
Euronet Worldwide, Inc. *	1,697	22,163
EV3, Inc. *	2,313	16,422
Exelixis, Inc. *	4,193	19,288
Exlservice Holdings, Inc. *	573	4,939
Exponent, Inc. *	6,403	162,188
Facet Biotech Corp. *	948	9,006
Flowers Foods, Inc.	10,615	249,240
Forrester Research, Inc. *	644	13,241
Fossil, Inc. *	1,851	29,061

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
FTI Consulting, Inc. *	7,033	$347,993
Gaiam, Inc., Class A *	629	2,063
Gartner Group, Inc., Class A *	2,614	28,780
Genomic Health, Inc. *	563	13,726
Genoptix, Inc. *	362	9,875
Genpact, Ltd. *	1,938	17,171
Gen-Probe, Inc. *	2,159	98,407
Gentiva Health Services, Inc. *	1,087	16,522
Geron Corp. *	3,431	15,337
Global Cash Access, Inc. *	1,976	7,548
Green Mountain Coffee Roasters, Inc. *	673	32,304
GTx, Inc. *	578	6,115
Haemonetics Corp. *	4,174	229,904
Halozyme Therapeutics, Inc. *	2,748	15,004
Hanger Orthopedic Group, Inc. *	1,223	16,205
Hansen Medical, Inc. *	700	2,814
Healthcare Services Group, Inc.	1,622	24,281
Healthsouth Corp. *	3,495	31,036
Healthways, Inc. *	1,335	11,708
Heartland Payment Systems, Inc.	896	5,923
Heckmann Corp. *	23,684	114,157
Heidrick & Struggles International, Inc.	649	11,513
Helen of Troy, Ltd. *	11,872	163,240
Herbalife, Ltd.	2,534	37,959
Hill International, Inc. *	977	2,970
Hillenbrand, Inc.	2,465	39,465
HMS Holdings Corp. *	949	31,222
Hudson Highland Group, Inc. *	957	1,062
Human Genome Sciences, Inc. *	5,111	4,242
Huron Consulting Group, Inc. *	6,052	256,786
ICF International, Inc. *	295	6,776
ICON PLC, SADR *	14,644	236,501
ICU Medical, Inc. *	5,713	183,502
Idenix Pharmaceuticals, Inc. *	550	1,694
IDEXX Laboratories, Inc. *	2,365	81,782
Illumina, Inc. *	33,000	1,228,920
Immucor, Inc. *	2,799	70,395
Incyte Corp. *	3,472	8,124
Informatica Corp. *	3,481	46,158
Insulet Corp. *	716	2,936
Integra LifeSciences Holdings Corp. *	823	20,353
Intermediate Parfums, Inc.	608	3,545
Intermune, Inc. *	1,445	23,756
Internet Brands, Inc., Class A *	893	5,242
Inverness Medical Innovations, Inc. *	1,031	27,455
IPC The Hospitalist Company *	510	9,705
IRIS International, Inc. *	18,102	208,716
Isis Pharmaceuticals, Inc. *	3,851	57,803
Jarden Corp. *	21,950	278,106
K12, Inc. *	399	5,546
Kendle International, Inc. *	530	11,109
Kenexa Corp. *	266	1,434
Kensey Nash Corp. *	415	8,827
Kforce, Inc. *	23,623	166,070
Korn/Ferry International *	946	8,571
K-V Pharmaceutical Company, Class A *	1,349	2,226

The accompanying notes are an integral part of the financial statements.
327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Lance, Inc.	350	$7,287
Landauer, Inc.	129	6,538
Lexicon Genetics, Inc. *	2,987	3,256
LHC Group, Inc. *	5,617	125,147
Life Sciences Research, Inc. *	263	1,886
Ligand Pharmaceuticals, Inc., Class B *	2,766	8,243
Lincoln Educational Services Corp. *	420	7,694
Live Nation, Inc. *	2,949	7,874
Luminex Corp. *	7,544	136,697
M & F Worldwide Corp. *	499	5,843
Magellan Health Services, Inc. *	1,044	38,043
Mannkind Corp. *	2,423	8,432
MAP Pharmaceuticals, Inc. *	344	722
Martek Biosciences Corp. *	1,315	23,999
Masimo Corp. *	1,924	55,757
McGrath Rentcorp	893	14,074
Medarex, Inc. *	4,840	24,829
MedCath Corp. *	430	3,126
Medicines Company *	2,076	22,504
Medicis Pharmaceutical Corp., Class A	2,252	27,857
Medivation, Inc. *	660	12,058
Mednax, Inc. *	1,178	34,716
Mercadolibre, Inc. *	1,143	21,203
Meridian Bioscience, Inc.	1,601	29,010
Merit Medical Systems, Inc. *	1,058	12,918
Molson Coors Brewing Company, Class B	25,500	874,140
Momenta Pharmaceuticals, Inc. *	1,183	13,025
Morningstar, Inc. *	650	22,197
Myriad Genetics, Inc. *	6,648	302,285
National Beverage Corp. *	172	1,577
National Healthcare Corp.	258	10,359
Natus Medical, Inc. *	1,055	8,978
Navigant Consulting Company *	1,926	25,173
NBTY, Inc. *	2,201	30,990
Nektar Therapeutics *	3,670	19,781
Neogen Corp. *	3,100	67,673
Net 1 UEPS Technologies, Inc. *	1,055	16,047
Netflix, Inc. *	1,863	79,960
Neurocrine Biosciences, Inc. *	1,532	5,439
Noven Pharmaceuticals, Inc. *	988	9,366
NPS Pharmaceuticals, Inc. *	1,881	7,900
NutriSystem, Inc.	726	10,360
Nuvasive, Inc. *	1,435	45,030
Odyssey Healthcare, Inc. *	456	4,423
Omnicare, Inc.	38,200	935,518
Onyx Pharmaceuticals, Inc. *	2,240	63,952
Opko Health, Inc. *	2,230	2,185
OraSure Technologies, Inc. *	1,821	4,607
Orexigen Therapeutics, Inc. *	644	1,681
OSI Pharmaceuticals, Inc. *	2,289	87,577
Osiris Therapeutics, Inc. *	410	5,658
Overstock.com, Inc. *	632	5,783
Pain Therapeutics, Inc. *	1,417	5,951
Palomar Medical Technologies, Inc. *	684	4,966
Parexel International Corp. *	17,155	166,918
PDL BioPharma, Inc.	4,745	33,595

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Peets Coffee & Tea, Inc. *	538	$11,632
PetMed Express, Inc. *	934	15,392
Pharmasset, Inc. *	724	7,102
PharMerica Corp. *	1,210	20,134
POZEN, Inc. *	1,005	6,151
Pre-Paid Legal Services, Inc. *	346	10,044
Progenics Pharmaceuticals, Inc. *	1,088	7,170
PSS World Medical, Inc. *	2,402	34,469
Psychiatric Solutions, Inc. *	7,698	121,090
Quanta Services, Inc. *	34,900	748,605
Questcor Pharmaceuticals, Inc. *	17,651	86,843
Quidel Corp. *	1,163	10,723
Regeneron Pharmaceuticals, Inc. *	2,458	34,068
Resources Connection, Inc. *	1,707	25,742
Revlon, Inc. *	410	1,017
Rigel Pharmaceuticals, Inc. *	944	5,796
Rollins, Inc.	1,802	30,904
RSC Holdings, Inc. *	2,257	11,872
RTI Biologics, Inc. *	2,147	6,119
SAIC, Inc. *	18,700	349,129
Salix Pharmaceuticals, Ltd. *	1,908	18,126
Sangamo Biosciences, Inc. *	1,383	5,850
Savient Pharmaceuticals, Inc. *	1,080	5,346
Seaboard Corp.	15	15,150
Seattle Genetics, Inc. *	2,716	26,780
Senomyx, Inc. *	1,218	1,937
Sequenom, Inc. *	1,488	21,159
Shutterfly, Inc. *	647	6,062
Sirona Dental Systems, Inc. *	762	10,912
Smart Balance, Inc. *	2,362	14,266
SonoSite, Inc. *	677	12,105
Spartan Stores, Inc.	877	13,515
St. Jude Medical, Inc. *	16,700	606,711
Stamps.com, Inc. *	607	5,888
Standard Parking Corp. *	335	5,494
Steiner Leisure, Ltd. *	4,911	119,877
Stereotaxis, Inc. *	1,114	4,445
STERIS Corp.	10,052	234,011
Sucampo Pharmaceuticals, Inc. *	184	1,128
SuccessFactors, Inc. *	1,225	9,347
Sun Healthcare Group, Inc. *	1,555	13,124
Sunrise Senior Living, Inc. *	1,821	1,238
SurModics, Inc. *	610	11,132
Symmetry Medical, Inc. *	1,423	8,979
Synovis Life Technologies, Inc. *	18,717	259,043
Team, Inc. *	8,440	98,917
Tejon Ranch Company *	506	10,459
TeleTech Holdings, Inc. *	1,556	16,945
Tenet Healthcare Corp. *	18,945	21,976
Tetra Tech, Inc. *	2,377	48,443
The Advisory Board Company *	634	10,512
The Cooper Companies, Inc.	39,600	1,047,024
The Ensign Group, Inc.	8,251	127,560
The Geo Group, Inc. *	2,029	26,884
The Great Atlantic & Pacific Tea Company,
Inc. *	1,374	7,296

The accompanying notes are an integral part of the financial statements.
328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
The Hackett Group, Inc. *	54,700	$110,494
The Scotts Company, Class A	636	22,069
Theravance, Inc. *	1,874	31,858
Thoratec Corp. *	2,226	57,186
Ticketmaster Entertainment, Inc. *	1,590	5,867
TNS, Inc. *	581	4,753
TomoTherapy, Inc. *	1,397	3,702
Tootsie Roll Industries, Inc.	569	12,351
TreeHouse Foods, Inc. *	438	12,610
TrueBlue, Inc. *	17,371	143,311
United Natural Foods, Inc. *	1,618	30,693
United Therapeutics Corp. *	13,842	914,818
Universal Technical Institute, Inc. *	10,157	121,884
US Physical Therapy, Inc. *	13,306	128,802
USANA Health Sciences, Inc. *	245	5,478
Valeant Pharmaceuticals International *	3,236	57,568
VCA Antech, Inc. *	16,060	362,153
ViroPharma, Inc. *	3,124	16,401
Virtual Radiologic Corp. *	283	1,978
VistaPrint, Ltd. *	6,981	191,908
Vital Images, Inc. *	574	6,469
Vivus, Inc. *	49,519	213,922
Vnus Medical Technologies *	11,833	251,688
Volcano Corp. *	1,705	24,808
Watson Wyatt Worldwide, Inc., Class A	845	41,718
WellCare Health Plans, Inc. *	1,076	12,105
West Pharmaceutical Services, Inc.	1,299	42,620
Winn-Dixie Stores, Inc. *	1,401	13,394
Wright Express Corp. *	1,539	28,041
Wright Medical Group, Inc. *	44,708	582,545
XenoPort, Inc. *	903	17,482
XOMA, Ltd. *	5,413	2,869
Zoll Medical Corp. *	835	11,991
Zymogenetics, Inc. *	1,064	4,245

		22,897,975
Energy - 5.49%
Alon USA Energy, Inc.	465	6,371
APCO Argentina, Inc.	409	4,507
Approach Resources, Inc. *	492	3,050
Arena Resources, Inc. *	49,776	1,268,292
Atlas America, Inc.	1,402	12,267
ATP Oil & Gas Corp. *	741	3,801
Atwood Oceanics, Inc. *	2,288	37,958
Berry Petroleum Company, Class A	505	5,535
Bill Barrett Corp. *	11,905	264,767
BPZ Energy, Inc. *	2,189	8,099
Cal Dive International, Inc. *	1,865	12,626
Cano Petroleum, Inc. *	77,570	33,355
Carbo Ceramics, Inc.	536	15,244
Carrizo Oil & Gas, Inc. *	1,099	9,759
Clean Energy Fuels Corp. *	897	5,463
Comstock Resources, Inc. *	4,447	132,521
Comverge, Inc. *	610	4,240
Concho Resources, Inc. *	2,186	55,940
Contango Oil & Gas Company *	564	22,109
Core Laboratories N.V.	3,798	277,862

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
CVR Energy, Inc. *	1,026	$5,684
Dawson Geophysical Company *	97	1,310
Delta Petroleum Corp. *	2,667	3,200
Dresser-Rand Group, Inc. *	3,254	71,913
Dril-Quip, Inc. *	34,462	1,057,983
Evergreen Solar, Inc. *	5,891	12,548
EXCO Resources, Inc. *	34,044	340,440
Flotek Industries, Inc. *	810	1,272
Foundation Coal Holdings, Inc.	1,150	16,503
Fuelcell Energy, Inc. *	2,458	5,899
GeoGlobal Resources, Inc. *	795	572
Global Industries, Ltd. *	1,891	7,261
GMX Resources, Inc. *	674	4,381
Goodrich Petroleum Corp. *	1,043	20,192
Gulf Islands Fabrication, Inc.	8,941	71,617
Gulfport Energy Corp. *	385	893
Hercules Offshore, Inc. *	28,209	44,570
Holly Corp.	587	12,444
Hornbeck Offshore Services, Inc. *	8,351	127,269
International Coal Group, Inc. *	3,363	5,414
ION Geophysical Corp. *	3,553	5,543
James River Coal Company *	1,088	13,426
Key Energy Services, Inc. *	2,419	6,967
Lufkin Industries, Inc.	295	11,175
Matrix Service Company *	1,036	8,516
McMoran Exploration Company *	2,378	11,177
NATCO Group, Inc. *	763	14,444
Natural Gas Services Group, Inc. *	12,418	111,762
Newpark Resources, Inc. *	3,512	8,885
North American Energy Partners, Inc. *	49,580	151,219
Oceaneering International, Inc. *	2,163	79,750
Oil States International, Inc. *	9,960	133,663
Patriot Coal Corp. *	3,072	11,397
Penn Virginia Corp.	6,771	74,346
Petroquest Energy, Inc. *	802	1,925
Precision Drilling Trust *	1,014	2,718
Rex Energy Corp. *	944	2,709
RPC, Inc.	1,363	9,037
SEACOR Holdings, Inc. *	377	21,983
St. Mary Land & Exploration Company	2,469	32,665
SulphCo, Inc. *	1,639	1,754
Superior Energy Services, Inc. *	2,001	25,793
Superior Well Services, Inc. *	562	2,883
T-3 Energy Services, Inc. *	11,136	131,182
Tesco Corp. *	1,266	9,900
TETRA Technologies, Inc. *	1,936	6,292
Unit Corp. *	657	13,744
Venoco, Inc. *	819	2,686
W&T Offshore, Inc.	424	2,608
Warren Resources, Inc. *	1,109	1,065

		4,906,345
Financial - 6.81%
Affiliated Managers Group, Inc. *	1,631	68,029
Alexander's, Inc., REIT *	81	13,801
AmeriCredit Corp. *	3,001	17,586
Amtrust Financial Services, Inc.	375	3,581

The accompanying notes are an integral part of the financial statements.
329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Annaly Capital Management, Inc., REIT	63,500	$880,745
Argo Group International Holdings, Ltd. *	611	18,409
Asset Acceptance Capital Corp. *	394	2,092
BancFirst Corp.	85	3,094
Bank of the Ozarks, Inc.	251	5,793
BankFinancial Corp.	272	2,712
Beneficial Mutual Bancorp, Inc. *	1,306	12,864
Broadridge Financial Solutions, Inc.	3,649	67,908
Cass Information Systems, Inc.	291	9,437
Citizens, Inc., Class A *	1,566	11,385
Consolidated Tomoka Land Company	140	4,158
Crawford & Company, Class B *	441	2,964
Crawford & Company *	526	2,188
Credit Acceptance Corp. *	425	9,133
Danvers Bancorp, Inc.	708	9,777
Digital Realty Trust, Inc., REIT	1,789	59,359
Duff & Phelps Corp. *	434	6,835
DuPont Fabros Technology, Inc., REIT	493	3,392
eHealth, Inc. *	846	13,544
Encore Capital Group, Inc. *	17,346	78,577
Enstar Group, Ltd. *	317	17,853
Entertainment Properties Trust, REIT	3,859	60,818
Equity Lifestyle Properties, Inc., REIT	937	35,700
Everest Re Group, Ltd.	11,700	828,360
EZCORP, Inc., Class A *	1,375	15,909
FBR Capital Markets Corp. *	624	2,053
FCStone Group, Inc. *	499	1,138
First Citizens Bancshares, Inc.	1,620	213,516
First Financial Bankshares, Inc.	217	10,453
First Financial Corp.	195	7,195
Forest City Enterprises, Inc., Class A	1,661	5,980
Forestar Real Estate Group, Inc. *	1,416	10,832
GAMCO Investors, Inc., Class A	109	3,559
Glacier Bancorp, Inc.	1,188	18,663
Greene County Bancshares, Inc.	12,717	111,910
Greenhill & Company, Inc.	695	51,326
Greenlight Capital Re, Ltd., Class A *	774	12,361
Hancock Holding Company	473	14,795
Heartland Financial USA, Inc.	149	2,017
Hilltop Holdings, Inc. *	628	7,159
Home Bancshares, Inc.	512	10,225
Infinity Property & Casualty Corp.	4,450	150,989
Interactive Brokers Group, Inc. *	1,612	26,002
International Bancshares Corp.	2,178	16,988
Investment Technology Group, Inc. *	1,716	43,792
Investors Bancorp, Inc. *	1,949	16,508
IPC Holdings, Ltd.	10,125	273,780
KBW, Inc. *	1,187	24,155
Knight Capital Group, Inc. *	9,840	145,042
LaBranche & Company, Inc. *	2,156	8,063
Life Partners Holdings, Inc.	295	5,033
MarketAxess Holdings, Inc. *	1,172	8,954
Meridian Interstate Bancorp, Inc. *	411	3,461
Navigators Group, Inc. *	533	25,147
NewAlliance Bancshares, Inc.	1,339	15,720
Newcastle Investment Corp., REIT	616	400

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
optionsXpress Holdings, Inc.	1,666	$18,942
Oritani Financial Corp. *	531	7,434
Pacific Capital Bancorp	8,383	56,753
Pinnacle Financial Partners, Inc. *	612	14,511
Portfolio Recovery Associates, Inc. *	607	16,292
PrivateBancorp, Inc.	1,200	17,352
Provident Financial Services, Inc.	5,380	58,158
PS Business Parks, Inc., REIT	213	7,849
Raymond James Financial, Inc.	35,300	695,410
Riskmetrics Group, Inc. *	1,218	17,405
RLI Corp.	723	36,295
Roma Financial Corp.	241	3,121
S.Y. Bancorp, Inc.	159	3,864
Saul Centers, Inc., REIT	199	4,571
Seacoast Banking Corp. of Florida	200	606
Signature Bank *	1,397	39,437
Stifel Financial Corp. *	7,896	341,976
Suffolk Bancorp	380	9,876
SVB Financial Group *	1,302	26,053
SWS Group, Inc.	518	8,045
Tanger Factory Outlet Centers, Inc., REIT	629	19,411
Taubman Centers, Inc., REIT	2,105	35,869
Texas Capital Bancshares, Inc. *	16,808	189,258
Tower Group, Inc.	9,531	234,749
Tradestation Group, Inc. *	1,199	7,913
UMB Financial Corp.	569	24,177
United Community Banks, Inc.	10,935	45,492
ViewPoint Financial Group	445	5,353
W.R. Berkley Corp.	22,800	514,140
Waterstone Financial, Inc. *	343	700
WestAmerica Bancorp	401	18,270
Westwood Holdings Group, Inc.	207	8,092
Whitney Holding Corp.	5,752	65,860
World Acceptance Corp. *	579	9,901

		6,076,354
Government - 0.01%
Federal Home Loan Mortgage Corp.	8,993	6,835

Industrial - 12.81%
Aaon, Inc.	512	9,277
AAR Corp. *	769	9,643
Actuant Corp., Class A	2,230	23,036
Acuity Brands, Inc.	1,626	36,650
Advanced Energy Industries, Inc. *	1,329	10,007
Aerovironment, Inc. *	499	10,429
AMERCO, Inc. *	177	5,935
American Commercial Lines, Inc. *	1,609	5,101
American Ecology Corp.	654	9,117
American Railcar Industries, Inc.	199	1,518
American Science & Engineering, Inc.	349	19,474
American Superconductor Corp. *	1,632	28,250
Ampco-Pittsburgh Corp.	172	2,281
Applied Industrial Technologies, Inc.	1,512	25,507
AptarGroup, Inc.	4,704	146,483
Arkansas Best Corp.	8,853	168,384
Astec Industries, Inc. *	712	18,676

The accompanying notes are an integral part of the financial statements.
330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Atlas Air Worldwide Holdings, Inc. *	281	$4,875
Axsys Technologies, Inc. *	378	15,891
AZZ, Inc. *	458	12,087
Badger Meter, Inc.	499	14,416
BE Aerospace, Inc. *	1,382	11,982
Bel Fuse, Inc., Class A	19	236
Bel Fuse, Inc., Class B	218	2,930
Blount International, Inc. *	1,044	4,823
Brinks Company	625	16,537
Brinks Home Security Holdings, Inc. *	1,726	39,008
Builders FirstSource, Inc. *	236	477
Calgon Carbon Corp. *	2,039	28,893
Capstone Turbine Corp. *	181,962	131,013
Celadon Group, Inc. *	28,917	160,489
Ceradyne, Inc. *	347	6,291
Chart Industries, Inc. *	1,127	8,881
China Architectural Engineering, Inc. *	589	577
Circor International, Inc.	637	14,345
Clarcor, Inc.	1,915	48,239
Clean Harbors, Inc. *	5,298	254,304
Cognex Corp.	1,492	19,918
Coherent, Inc. *	966	16,663
Columbus McKinnon Corp. *	251	2,189
Comfort Systems USA, Inc.	1,568	16,260
Crown Holdings, Inc. *	76,900	1,747,937
CTS Corp.	1,338	4,830
Cubic Corp.	637	16,135
Cymer, Inc. *	20,675	460,226
Daktronics, Inc.	1,372	8,987
Darling International, Inc. *	3,250	12,058
Dionex Corp. *	713	33,689
Drew Industries, Inc. *	768	6,666
Dycom Industries, Inc. *	1,563	9,050
Dynamic Materials Corp.	503	4,607
Eagle Materials, Inc.	1,729	41,928
EMCOR Group, Inc. *	8,291	142,356
Encore Wire Corp.	686	14,701
Ener1, Inc. *	1,792	9,265
Energy Conversion Devices, Inc. *	1,814	24,072
Energy Recovery, Inc. *	1,191	9,052
EnergySolutions, Inc.	19,072	164,973
Enersys *	14,575	176,649
EnPro Industries, Inc. *	6,015	102,857
ESCO Technologies, Inc. *	1,034	40,016
Esterline Technologies Corp. *	1,177	23,764
Excel Maritime Carriers, Ltd.	27,140	122,673
FARO Technologies, Inc. *	630	8,467
FEI Company *	958	14,782
Flow International Corp. *	24,442	39,596
Forward Air Corp.	1,149	18,648
Freightcar America, Inc.	472	8,274
Fuel Tech, Inc. *	762	7,971
Fushi Copperweld, Inc. *	231	1,109
Gardner Denver, Inc. *	2,054	44,654
Genco Shipping & Trading, Ltd.	5,048	62,292
GenCorp, Inc. *	1,829	3,877

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
General Cable Corp. *	8,600	$170,452
Genesee & Wyoming, Inc., Class A *	1,272	27,030
Gentex Corp.	5,546	55,238
Gorman-Rupp Company	597	11,821
Graco, Inc.	2,363	40,336
GrafTech International, Ltd. *	29,313	180,568
Graphic Packaging Holding Company *	1,570	1,366
Greatbatch, Inc. *	10,527	203,697
Greif, Inc., Class A	953	31,725
Griffon Corp. *	739	5,543
GulfMark Offshore, Inc. *	282	6,729
Haynes International, Inc. *	167	2,976
Heartland Express, Inc.	15,568	230,562
HEICO Corp., Class A	534	11,016
HEICO Corp.	210	5,103
Hexcel Corp. *	3,826	25,137
Hub Group, Inc., Class A *	8,816	149,872
ICx Technologies, Inc. *	474	1,920
IDEX Corp.	3,281	71,755
II-VI, Inc. *	8,887	152,679
Integrated Electrical Services, Inc. *	10,474	95,523
Intermec, Inc. *	1,962	20,405
iRobot Corp. *	639	4,856
Itron, Inc. *	1,369	64,822
Kansas City Southern *	38,660	491,369
Kirby Corp. *	2,016	53,706
Knight Transportation, Inc.	2,336	35,414
Koppers Holdings, Inc.	404	5,866
L.B. Foster Company *	407	10,106
L-1 Identity Solutions, Inc. *	3,250	16,608
Landstar Systems, Inc.	2,081	69,651
Layne Christensen Company *	765	12,294
Lindsay Corp.	462	12,474
Littelfuse, Inc. *	431	4,737
Marten Transport, Ltd. *	7,540	140,847
Matthews International Corp., Class A	1,214	34,975
McDermott International, Inc. *	36,400	487,396
Metalico, Inc. *	284	483
Middleby Corp. *	661	21,436
Mine Safety Appliances Company	1,208	24,184
Multi-Fineline Electronix, Inc. *	397	6,685
Myers Industries, Inc.	560	3,438
National Instruments Corp.	2,358	43,977
Nordson Corp.	1,219	34,656
Northwest Pipe Company *	128	3,644
NVE Corp. *	5,165	148,804
Old Dominion Freight Lines, Inc. *	1,110	26,074
Orbital Sciences Corp., Class A *	2,335	27,763
Orion Energy Systems, Inc. *	681	3,003
OSI Systems, Inc. *	637	9,721
OYO Geospace Corp. *	188	2,455
Park Electrochemical Corp.	772	13,340
PHI, Inc. *	494	4,930
Plexus Corp. *	1,561	21,573
PMFG, Inc. *	8,720	68,714
Polypore International, Inc. *	969	3,895

The accompanying notes are an integral part of the financial statements.
331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Powell Industries, Inc. *	317	$11,193
Power-One, Inc. *	2,463	2,167
Raser Technologies, Inc. *	1,408	5,900
Raven Industries, Inc.	643	13,362
RBC Bearings, Inc. *	865	13,217
Rentech, Inc. *	6,271	3,449
Robbins & Myers, Inc.	1,171	17,764
Rofin-Sinar Technologies, Inc. *	1,145	18,457
Rogers Corp. *	715	13,499
Safe Bulkers, Inc.	127	401
Silgan Holdings, Inc.	4,426	232,542
Simpson Manufacturing Company, Inc.	10,193	183,678
Smith & Wesson Holding Corp. *	1,588	9,560
Stanley, Inc. *	7,526	191,085
Sun Hydraulics, Inc.	496	7,247
Taser International, Inc. *	2,328	10,895
Teledyne Technologies, Inc. *	8,436	225,072
Texas Industries, Inc.	929	23,225
TransDigm Group, Inc. *	1,546	50,771
TTM Technologies, Inc. *	1,105	6,409
Universal Display Corp. *	1,289	11,820
Universal Truckload Services, Inc. *	120	1,721
USG Corp. *	1,476	11,232
UTI Worldwide, Inc.	3,565	42,602
Valence Technology, Inc. *	1,124	2,394
Valmont Industries, Inc.	727	36,503
Varian, Inc. *	1,150	27,301
Vicor Corp.	772	3,775
VSE Corp.	3,967	105,919
Vulcan Materials Company	17,900	792,791
Wabtec Corp.	1,829	48,249
Waste Connections, Inc. *	41,205	1,058,969
Waste Services, Inc. *	1,135	4,858
Werner Enterprises, Inc.	641	9,692
Woodward Governor Company	2,422	27,078
Zebra Technologies Corp., Class A *	2,517	47,873

		11,435,272
Investment Companies - 0.00%
Teton Advisors, Inc. *	2	0

Real Estate - 0.02%
PICO Holdings, Inc. *	673	20,237

Technology - 10.97%
3D Systems Corp. *	666	4,389
3PAR, Inc. *	1,090	7,161
ACI Worldwide, Inc. *	14,961	280,519
Actel Corp. *	1,023	10,353
Advanced Analogic Technologies, Inc. *	34,540	124,344
Advent Software, Inc. *	748	24,916
Allscripts Healthcare Solution, Inc. *	2,317	23,842
American Reprographics Company *	1,451	5,137
Amkor Technology, Inc. *	1,653	4,430
Anadigics, Inc. *	64,926	134,397
ANSYS, Inc. *	14,830	372,233
Applied Micro Circuits Corp. *	907	4,408
ArcSight, Inc. *	741	9,463

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Aspen Technology, Inc. *	24,785	$173,247
Atmel Corp. *	16,896	61,332
ATMI, Inc. *	30,976	477,960
Blackbaud, Inc.	1,718	19,946
Blackboard, Inc. *	1,182	37,517
BluePhoenix Solutions, Ltd. *	38,733	74,367
Brocade Communications Systems, Inc. *	14,764	50,936
Brooks Automation, Inc. *	2,524	11,636
Cabot Microelectronics Corp. *	922	22,156
CACI International, Inc., Class A *	6,755	246,490
Cavium Networks, Inc. *	973	11,228
Cirrus Logic, Inc. *	2,328	8,753
Cogent, Inc. *	29,041	345,588
Cogo Group, Inc. *	641	4,282
Cohu, Inc.	877	6,314
Commvault Systems, Inc. *	68,061	746,629
Compellent Technologies, Inc. *	12,953	140,670
Concur Technologies, Inc. *	1,648	31,625
Cree, Inc. *	3,156	74,261
CSG Systems International, Inc. *	1,389	19,835
Data Domain, Inc. *	1,426	17,925
Deltek, Inc. *	429	1,858
Diebold, Inc.	7,600	162,260
Diodes, Inc. *	428	4,541
DivX, Inc. *	1,089	5,478
Ebix, Inc. *	9,009	223,874
Echelon Corp. *	562	4,547
Eclipsys Corp. *	1,953	19,803
Emcore Corp. *	2,930	2,197
Epicor Software Corp. *	2,141	8,157
EPIQ Systems, Inc. *	23,434	422,515
FactSet Research Systems, Inc.	1,787	89,332
Fair Isaac Corp.	962	13,535
Falconstor Software, Inc. *	23,648	56,519
FormFactor, Inc. *	1,850	33,337
Furmanite Corp. *	21,688	67,450
Hittite Microwave Corp. *	665	20,748
Igate Corp.	860	2,786
Innerworkings, Inc. *	1,253	5,350
Integral Systems, Inc. *	611	5,255
International Rectifier Corp. *	2,893	39,084
IPG Photonics Corp. *	890	7,494
Isilon Systems, Inc. *	887	1,951
Jack Henry & Associates, Inc.	3,020	49,286
Kulicke & Soffa Industries, Inc. *	2,129	5,578
Lattice Semiconductor Corp. *	4,583	6,325
Limelight Networks, Inc. *	1,484	4,971
Manhattan Associates, Inc. *	954	16,523
ManTech International Corp. *	5,691	238,453
Mattson Technology, Inc. *	1,966	1,653
MedAssets, Inc. *	1,177	16,772
Metavante Technologies, Inc. *	3,563	71,117
Micrel, Inc.	2,045	14,397
MICROS Systems, Inc. *	3,191	59,831
Microsemi Corp. *	3,218	37,329
MicroStrategy, Inc., Class A *	362	12,377

The accompanying notes are an integral part of the financial statements.
332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Monolithic Power Systems, Inc. *	12,599	$195,284
Monotype Imaging Holdings, Inc. *	355	1,328
MSC Software Corp. *	1,798	10,141
MSCI, Inc. *	2,872	48,566
MTS Systems Corp.	302	6,870
NCI, Inc. *	276	7,176
Ness Technologies, Inc. *	708	2,089
Netezza Corp. *	1,526	10,377
NETGEAR, Inc. *	1,400	16,870
Netlogic Microsystems, Inc. *	6,493	178,428
Netscout Systems, Inc. *	937	6,709
NetSuite, Inc. *	604	6,801
Novell, Inc. *	4,798	20,439
O2Micro International, Ltd., ADR *	56,827	194,348
Omnicell, Inc. *	1,243	9,720
Omniture, Inc. *	20,026	264,143
OmniVision Technologies, Inc. *	2,036	13,682
ON Semiconductor Corp. *	10,072	39,281
Palm, Inc. *	4,528	39,031
Parametric Technology Corp. *	4,613	46,038
Pegasystems, Inc.	372	6,908
Perot Systems Corp., Class A *	3,598	46,342
Phase Forward, Inc. *	1,618	20,694
PMC-Sierra, Inc. *	49,304	314,560
Progress Software Corp. *	791	13,732
QLogic Corp. *	3,301	36,707
Quality Systems, Inc.	730	33,033
Quest Software, Inc. *	2,626	33,298
Rackable Systems, Inc. *	1,187	4,819
Radiant Systems, Inc. *	26,929	118,757
RadiSys Corp. *	3,665	22,210
Rambus, Inc. *	3,745	35,428
Riverbed Technology, Inc. *	2,124	27,782
Rubicon Technology, Inc. *	507	2,692
Rudolph Technologies, Inc. *	545	1,651
Seachange International, Inc. *	28,164	161,098
Semtech Corp. *	23,150	309,053
Sigma Designs, Inc. *	1,046	13,012
Silicon Image, Inc. *	2,940	7,056
Silicon Laboratories, Inc. *	1,745	46,068
Silicon Motion Technology Corp., ADR *	50,440	140,223
Silicon Storage Technology, Inc. *	3,412	5,630
Solera Holdings, Inc. *	14,490	359,062
SPSS, Inc. *	720	20,470
SRA International, Inc., Class A *	1,671	24,564
Standard Microsystems Corp. *	883	16,424
STEC, Inc. *	1,095	8,070
Stratasys, Inc. *	763	6,310
Supertex, Inc. *	459	10,603
Sybase, Inc. *	12,394	375,414
Sykes Enterprises, Inc. *	1,310	21,785
Synaptics, Inc. *	11,254	301,157
Synchronoss Technologies, Inc. *	795	9,747
Syntel, Inc.	989	20,354
Taleo Corp. *	958	11,324
Teradyne, Inc. *	4,369	19,136

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Tessera Technologies, Inc. *	1,924	$25,724
Thomas & Betts Corp. *	2,220	55,544
THQ, Inc. *	2,662	8,092
Trident Microsystems, Inc. *	2,482	3,624
Triquint Semiconductor, Inc. *	5,789	14,299
Tyler Technologies, Inc. *	13,710	200,577
Ultimate Software Group, Inc. *	10,990	189,687
Ultratech, Inc. *	886	11,066
Varian Semiconductor Equipment Associates,
Inc. *	2,883	62,446
Veeco Instruments, Inc. *	1,214	8,097
VeriFone Holdings, Inc. *	1,339	9,105
Verigy, Ltd. *	2,296	18,942
Wind River Systems, Inc. *	2,786	17,830
Zoran Corp. *	14,438	127,054

		9,795,553
Utilities - 0.29%
Avista Corp.	10,270	141,521
EnerNOC, Inc. *	563	8,186
ITC Holdings Corp.	1,971	85,975
Ormat Technologies, Inc.	810	22,242
Pike Electric Corp. *	364	3,367
Synthesis Energy Systems, Inc. *	1,150	759

		262,050

TOTAL COMMON STOCKS (Cost $90,063,812)		$86,136,689

INVESTMENT COMPANIES - 0.12%
Investment Companies - 0.12%
iShares Russell 2000 Growth Index Fund	2,300	105,754

TOTAL INVESTMENT COMPANIES (Cost $105,293)		$105,754

SHORT TERM INVESTMENTS - 0.38%
JPMorgan Chase & Company
zero coupon due 04/01/2009	343,000	$343,000

TOTAL SHORT TERM INVESTMENTS
(Cost $343,000)		$343,000

REPURCHASE AGREEMENTS - 2.54%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$2,263,006 on 4/1/2009,
collateralized by $2,210,000
Federal Home Loan Mortgage
Corp., 4.375% due 09/17/2010
(valued at $2,315,196, including
interest)	2,263,000	$2,263,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,263,000)		$2,263,000

Total Investments (Smaller Company Growth Trust)
(Cost $92,775,105) - 99.52%		$88,848,443
Other Assets in Excess of Liabilities - 0.48%		431,017

TOTAL NET ASSETS - 100.00%		$89,279,460

The accompanying notes are an integral part of the financial statements.
333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 15.19%
Basic Materials - 0.90%
Alcoa, Inc.	70,800	$519,672
E.I. Du Pont de Nemours & Company	63,400	1,415,722
Eli Lilly & Company	56,600	1,891,006
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,625	138,149
International Flavors & Fragrances, Inc.	46,000	1,401,160
International Paper Company	137,300	966,592
MeadWestvaco Corp.	63,400	760,166
Nucor Corp.	51,000	1,946,670
Weyerhaeuser Company	21,100	581,727

		9,620,864
Communications - 1.83%
AT&T, Inc.	172,265	4,341,078
Cablevision Systems Corp., Class A	61,800	799,692
CBS Corp., Class B	49,600	190,464
Cisco Systems, Inc. *	42,500	712,725
eBay, Inc. *	70,800	889,248
McGraw-Hill Companies, Inc.	81,400	1,861,618
Qwest Communications International, Inc. (a)	354,000	1,210,680
Sprint Nextel Corp. *	264,450	944,087
The New York Times Company, Class A (a)	106,200	480,024
Time Warner Cable, Inc. *	18,064	447,996
Time Warner, Inc. *	71,967	1,388,957
Verizon Communications, Inc.	74,000	2,234,800
Vodafone Group PLC	362,200	631,479
Walt Disney Company	92,000	1,670,720
WPP PLC	67,100	377,357
Yahoo!, Inc. *	99,100	1,269,471

		19,450,396
Consumer, Cyclical - 1.30%
Bed Bath & Beyond, Inc. * (a)	84,521	2,091,895
D.R. Horton, Inc.	48,700	472,390
Genuine Parts Company	28,300	845,038
Harley-Davidson, Inc. (a)	49,000	656,110
Harman International Industries, Inc.	25,300	342,309
Home Depot, Inc.	138,100	3,253,636
Lakes Gaming, Inc. *	23,275	47,714
Macy's, Inc.	49,600	441,440
Marriott International, Inc., Class A	60,200	984,872
Mattel, Inc.	85,000	980,050
MGM Mirage, Inc. * (a)	52,100	121,393
Newell Rubbermaid, Inc.	62,700	400,026
Southwest Airlines Company	140,900	891,897
Tiffany & Company	42,500	916,300
Whirlpool Corp. (a)	46,000	1,361,140

		13,806,210
Consumer, Non-cyclical - 2.18%
Amgen, Inc. *	28,300	1,401,416
Anheuser-Busch InBev NV	33,200	914,168
Avery Dennison Corp.	49,600	1,108,064
B&G Foods, Inc. (a)	35,900	394,541
Bristol-Myers Squibb Company	85,000	1,863,200
Fortune Brands, Inc.	70,400	1,728,320
H & R Block, Inc.	45,300	824,007
Hershey Company (a)	99,100	3,443,725

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Johnson & Johnson	35,400	$1,862,040
Kimberly-Clark Corp.	28,300	1,304,913
Kraft Foods, Inc., Class A	67,300	1,500,117
McCormick & Company, Inc.	28,300	836,831
Merck & Company, Inc.	70,800	1,893,900
Pfizer, Inc.	18,870	257,009
WellPoint, Inc. *	21,200	804,964
Wyeth	70,800	3,047,232

		23,184,447
Energy - 2.74%
Anadarko Petroleum Corp.	42,500	1,652,825
BJ Services Company	35,200	350,240
BP PLC, SADR	53,100	2,129,310
Chevron Corp.	85,000	5,715,400
Complete Production Services, Inc. *	50,000	154,000
ConocoPhillips Company	14,200	556,072
CONSOL Energy, Inc.	20,800	524,992
Duke Energy Corp.	105,620	1,512,479
Entergy Corp.	17,000	1,157,530
Exxon Mobil Corp.	85,000	5,788,500
Murphy Oil Corp.	53,100	2,377,287
Royal Dutch Shell PLC, ADR	81,400	3,606,020
Schlumberger, Ltd.	46,000	1,868,520
Spectra Energy Corp.	49,600	701,344
Sunoco, Inc.	39,100	1,035,368
Williams Companies, Inc.	230	2,617

		29,132,504
Financial - 2.78%
Allied Irish Banks PLC - London Exchange	161,953	127,432
American Express Company	134,500	1,833,235
Bank of America Corp. (a)	370,191	2,524,702
Bank of New York Mellon Corp.	99,100	2,799,575
Capital One Financial Corp.	45,600	558,144
Chubb Corp.	21,200	897,184
Federal National Mortgage Association	44,683	31,278
Fifth Third Bancorp (a)	90,267	263,580
Goldman Sachs Group, Inc.	19,900	2,109,798
Janus Capital Group, Inc.	20,400	135,660
JPMorgan Chase & Company	214,700	5,706,726
KeyCorp	96,300	757,881
Legg Mason, Inc.	24,800	394,320
Lincoln National Corp.	73,800	493,722
Marsh & McLennan Companies, Inc.	113,300	2,294,325
Marshall & Ilsley Corp. (a)	51,300	288,819
Progressive Corp. *	63,700	856,128
SLM Corp. *	131,000	648,450
SunTrust Banks, Inc.	77,900	914,546
The Travelers Companies, Inc.	24,800	1,007,872
U.S. Bancorp	155,800	2,276,238
UBS AG - CHF *	63,712	597,315
Weingarten Realty Investors, REIT (a)	1,265	12,043
Wells Fargo & Company	141,600	2,016,384

		29,545,357
Industrial - 1.87%
3M Company	53,100	2,640,132

The accompanying notes are an integral part of the financial statements.
334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Black & Decker Corp.	17,700	$558,612
Boeing Company	46,000	1,636,680
Cooper Industries, Ltd., Class A	35,400	915,444
Deere & Company	49,600	1,630,352
Eaton Corp.	14,200	523,412
General Cable Corp. *	6,850	135,767
General Electric Company	375,200	3,793,272
Honeywell International, Inc.	46,000	1,281,560
Illinois Tool Works, Inc.	70,800	2,184,180
Masco Corp.	116,300	811,774
United Parcel Service, Inc., Class B	38,900	1,914,658
USG Corp. * (a)	42,500	323,425
Vulcan Materials Company (a)	35,200	1,559,008

		19,908,276
Technology - 0.76%
Analog Devices, Inc.	74,300	1,431,761
Applied Materials, Inc.	60,200	647,150
Computer Sciences Corp. *	42,500	1,565,700
Dell, Inc. *	106,200	1,006,776
Intel Corp.	70,400	1,059,520
Microsoft Corp.	131,000	2,406,470

		8,117,377
Utilities - 0.83%
Constellation Energy Group, Inc.	35,400	731,364
FirstEnergy Corp.	17,700	683,220
NiSource, Inc.	119,200	1,168,160
NRG Energy, Inc. *	16,800	295,680
PG&E Corp.	35,400	1,352,988
Pinnacle West Capital Corp.	35,400	940,224
Progress Energy, Inc.	44,350	1,608,131
Teco Energy, Inc.	31,500	351,225
Xcel Energy, Inc.	90,988	1,695,106

		8,826,098

TOTAL COMMON STOCKS (Cost $241,569,202)		$161,591,529

PREFERRED STOCKS - 0.13%
Communications - 0.10%
Crown Castle International Corp., 6.25%	13,050	567,675
Lucent Technologies Capital Trust I, 7.75%	1,475	417,425
Spanish Broadcasting System, Series
B, 10.75% (e)	288	72,000

		1,057,100
Financial - 0.03%
Bank of America Corp., Series L, 7.25%	575	244,088
Federal Home Loan Mortgage Corp., Series Z	8,000	3,680
Federal National Mortgage Association,
Series S (i)	6,575	4,668
XL Capital Ltd, Series C, 6.102%	8,000	66,000

		318,436

TOTAL PREFERRED STOCKS (Cost $3,228,983)		$1,375,536

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 1.76%
Basic Materials - 0.04%
Domtar Corp.
3.7794% due 03/07/2014 (b)	$238,690	$203,284
Georgia-Pacific Corp.
4.7274% due 12/20/2012 (b)	221,968	195,263

		398,547

Communications - 0.50%
Charter Communications Operating LLC, Tranche
B1
0.00% due 03/06/2014 (b)(j)	1,250,000	1,019,271
Cricket Communications, Inc.
6.50% due 06/16/2013 (b)	249,361	235,100
CSC Holdings, Inc.
8.125% due 07/15/2009 (b)	486,486	446,351
Fairpoint Communications, Inc.
3.063% due 03/31/2014 (b)	750,000	345,536
Mediacom Broadband LLC
1.75% due 01/31/2015 (b)	247,500	227,329
MetroPCS Wireless, Inc., Series B3
3.19% due 11/03/2013 (b)	249,362	226,366
SBA Communications Corp.
2.206% due 11/01/2010	500,000	445,000
Trilogy International Partners
8.86% due 06/27/2012 (b)	500,000	200,000
Univision Communications, Inc.
5.65% due 09/29/2014 (b)	250,000	129,844
Weather Channel Company
7.25% due 07/25/2015 (b)	498,125	481,438
West Corp.
2.89% due 10/24/2013 (b)	498,731	408,959
Wind Acquisition Finance SA, Series B
3.40% due 12/07/2011 (b)	1,384,766	1,190,899

		5,356,093

Consumer, Cyclical - 0.32%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	440,892	380,986
Ford Motor Company
5.46% due 12/15/2013 (b)	2,739,181	1,304,915
Goodyear Tire & Rubber Company
4.54% due 04/30/2014 (b)	250,000	173,516
Harrah's Entertainment, Inc.
4.10% due 01/28/2015	750,000	446,485
MGM Mirage, Inc.
4.75% due 10/03/2011 (b)	250,000	116,250
Pinnacle Foods Finance LLC
9.25% due 04/01/2015 (b)	1,243,067	1,012,711

		3,434,863

Consumer, Non-cyclical - 0.37%
Bausch & Lomb, Inc.
9.00% due 04/30/2015 (b)	249,497	212,835
Biomet, Inc.
6.7619% due 03/25/2015	249,369	224,120
Boston Scientific Corp.
2.271% due 04/21/2011 (b)	205,752	188,521
Community Health Systems, Inc.
3.403% due 07/25/2014 (b)	250,000	215,625
DaVita, Inc.
2.030% due 10/05/2011 (b)	235,577	209,664

The accompanying notes are an integral part of the financial statements.
335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Consumer, Non-cyclical (continued)
HCA, Inc.
4.6963% due 11/18/2012 (b)	$1,394,411	$1,200,936
Healthsouth Corp.
10.00% due 06/10/2013 (b)	220,529	193,652
Iasis Healthcare Corp.
10.605% due 06/16/2011 (b)	588,895	244,391
Supervalu, Inc.
1.393% due 06/20/2011	500,000	452,857
Wrigley WM Jr. Company
6.50% due 10/06/2014	750,000	740,000

		3,882,601

Energy - 0.12%
Calpine Corp.
5.725% due 03/29/2014 (b)	248,120	188,881
Quicksilver Resources, Inc.
5.60% due 08/08/2013	1,451,363	1,103,036

		1,291,917

Financial - 0.14%
Celanese Holdings LLC
2.935% due 03/30/2014 (b)	248,106	211,172
Fresenius SE
6.75% due 08/22/2014 (b)	250,000	247,812
HUB International Holdings, Inc.
3.959% due 06/13/2014 (b)	248,137	176,177
Nuveen Investments, Inc.
4.196% due 11/09/2014 (b)	1,244,981	693,040
Town Sports International, Inc.
7.125% due 03/01/2014 (b)	245,625	122,813

		1,451,014

Industrial - 0.08%
BE Aerospace, Inc.
3.60% due 07/28/2014	248,750	236,313
Graham Packaging Company
3.555% due 10/07/2011 (b)	748,096	636,466

		872,779

Technology - 0.14%
Dresser, Inc.
6.988% due 05/04/2015	1,250,000	516,666
First Data Corp.
3.34% due 09/24/2014 (b)	249,369	167,607
Infor Global Solutions
7.709% due 03/15/2014 (b)	500,000	105,625
Invitrogen Corp.
5.25% due 09/15/2015 (b)	249,375	246,465
Palm, Inc.
8.3775% due 04/24/2014 (b)	987,500	474,000

		1,510,363

Utilities - 0.05%
Mirant North America LLC
4.1313% due 01/03/2013 (b)	225,683	204,385
NRG Energy, Inc.
2.746% due 02/01/2013 (b)	244,771	213,256

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Utilities (continued)
Texas Competitive Electric LLC
4.036% due 10/10/2014 (b)	$248,116	$163,136

		580,777

TOTAL TERM LOANS (Cost $21,918,782)		$18,778,954

U.S. TREASURY OBLIGATIONS - 1.61%
Treasury Inflation-Protected
Securities (d) - 0.40%
1.75% due 01/15/2028	195,327	187,025
1.875% due 07/15/2015	173,658	178,162
2.00% due 07/15/2014 to 01/15/2016	1,398,253	1,443,567
1.375% due 07/15/2018	2,452,420	2,432,494

		4,241,248

U.S. Treasury Bonds - 0.65%
3.75% due 11/15/2018	110,000	119,909
4.75% due 02/15/2037 ***	1,345,000	1,611,478
5.375% due 02/15/2031	1,950,000	2,458,523
5.50% due 08/15/2028 ***	620,000	782,459
7.875% due 02/15/2021	1,300,000	1,885,203

		6,857,572

U.S. Treasury Notes - 0.55%
1.125% due 01/15/2012	725,000	725,453
3.125% due 09/30/2013	875,000	937,071
4.00% due 08/15/2018	3,785,000	4,206,081

		5,868,605

U.S. Treasury Strips - 0.01%
zero coupon due 05/15/2021	220,000	142,436

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,256,958)		$17,109,861

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.96%
Federal Home Loan Bank - 0.15%
5.125% due 08/14/2013	930,000	1,035,107
5.25% due 06/18/2014	510,000	573,715

		1,608,822

Federal Home Loan Mortgage Corp. - 3.11%
4.125% due 10/18/2010	1,850,000	1,938,391
4.451% due 07/01/2035 (b)	40,623	41,182
4.50% due 11/01/2018 to 04/01/2023	3,141,962	3,240,732
4.623% due 06/01/2038 (b)	264,510	272,629
4.635% due 07/01/2035 (b)	108,637	111,274
4.697% due 02/01/2035 (b)	161,959	165,277
4.724% due 07/01/2038 (b)	449,660	463,031
5.00% due 10/01/2018 to 12/01/2035	4,453,482	4,606,534
5.052% due 03/01/2036 (b)	556,187	576,396
5.061% due 11/01/2035 (b)	181,085	187,768
5.125% due 07/15/2012 (a)	2,180,000	2,401,673
5.135% due 01/01/2036 (b)	1,351,679	1,385,363
5.154% due 09/01/2035 (b)	160,045	165,815
5.264% due 09/01/2032 (b)	5,179	5,297
5.313% due 02/01/2037 (b)	362,948	374,468
5.338% due 04/01/2037 (b)	565,491	583,463
5.352% due 01/01/2036 to 05/01/2037 (b)	218,671	226,329
5.358% due 02/01/2037 (b)	543,423	561,323
5.406% due 02/01/2038 (b)	440,242	454,921

The accompanying notes are an integral part of the financial statements.
336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.443% due 02/01/2037 (b)	$839,746	$867,051
5.483% due 06/01/2037 (b)	771,609	795,833
5.50% due 03/01/2018 to 12/01/2034	1,342,299	1,407,439
5.511% due 10/01/2036 (b)	567,772	584,546
5.904% due 02/01/2037 (b)	227,414	234,666
5.985% due 11/01/2036 to 01/01/2037 (b)	1,391,096	1,442,906
6.00% due 06/15/2011 to 08/01/2038	5,787,605	6,132,638
6.02% due 10/01/2036 (b)	852,051	882,248
6.112% due 10/01/2036 (b)	625,000	649,042
6.209% due 08/01/2036 (b)	850,411	883,664
6.50% due 05/01/2017 to 01/01/2036	1,301,811	1,386,311
7.00% due 02/01/2024 to 06/01/2032	33,381	35,791
7.50% due 05/01/2024 to 06/01/2024	4,275	4,603
10.50% due 05/01/2019	168	189

		33,068,793

Federal National Mortgage
Association - 8.37%
4.201% due 10/01/2033 (b)	85,937	86,042
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,281,857
4.41% due 07/01/2027 (b)	1,295	1,306
4.50% due 05/01/2019 to 07/01/2035	6,268,056	6,476,331
4.587% due 07/01/2035 (b)	124,473	127,187
4.625% due 10/15/2014	660,000	726,811
4.781% due 09/01/2035 (b)	516,652	535,408
4.80% due 11/01/2035 (b)	152,374	154,890
4.821% due 04/01/2038 to 05/01/2038 (b)	960,420	990,670
4.85% due 05/01/2038 (b)	225,570	233,334
4.857% due 05/01/2038 (b)	478,162	494,769
4.875% due 12/15/2016	350,000	386,961
4.882% due 05/01/2038 (b)	482,226	498,035
4.897% due 08/01/2038 (b)	466,356	481,359
5.00% due 03/01/2018 to 02/01/2036	15,011,552	15,575,265
5.319% due 12/01/2035 (b)	157,278	163,809
5.337% due 12/01/2035 (b)	181,160	188,587
5.413% due 09/01/2037 (b)	437,491	453,620
5.462% due 06/01/2037 (b)	151,556	157,088
5.487% due 01/01/2019 (b)	852	870
5.50% due 07/01/2013 to 09/01/2037	26,067,064	27,175,742
5.52% due 12/01/2035 to 01/01/2037 (b)	533,027	553,613
5.536% due 07/01/2036 (b)	1,127,941	1,166,217
5.62% due 10/01/2035	1,294,919	1,339,736
5.652% due 12/01/2035 (b)	74,688	77,675
5.794% due 11/01/2037 (b)	751,607	779,310
5.803% due 08/01/2037 (b)	498,547	517,402
5.981% due 08/01/2036 to 09/01/2036 (b)	1,049,808	1,089,532
6.00% due 05/15/2011 to 09/01/2038	15,265,283	16,102,767
6.028% due 12/01/2036 (b)	482,114	499,449
6.375% due 06/15/2009	750,000	759,001
6.50% due 06/01/2013 to 11/01/2037	7,937,614	8,405,775
7.00% due 12/01/2029 to 04/01/2037	117,793	125,682
7.125% due 06/15/2010	1,300,000	1,394,804

		89,000,904

Government National Mortgage
Association - 11.33%
5.00% due 10/15/2038	114,912	119,365
5.50% due 10/15/2035 to 10/15/2038	645,091	673,127

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.00% due 06/15/2036 to 12/15/2038		$4,370,710	$4,581,756
4.00% due 09/15/2018		403,276	413,280
4.50% due 01/15/2019 to 05/20/2036		2,516,944	2,580,895
5.00% due 01/15/2019 to 03/20/2039		27,999,561	29,121,115
5.50% due 02/15/2029 to 02/20/2039		41,995,101	43,908,047
6.00% due 07/20/2012 to 03/20/2039		24,798,640	26,071,935
6.00% TBA **		42,248	44,740
6.50% due 07/15/2009 to 02/20/2039		9,778,606	10,333,184
6.50% TBA **		1,519	1,614
7.00% due 04/15/2017 to 10/20/2036		2,482,782	2,649,854
9.25% due 10/15/2016 to 12/15/2019		5,844	6,469
9.50% due 06/15/2009 to 10/15/2009		574	581
9.75% due 07/15/2017 to 02/15/2021		5,297	6,008
10.25% due 05/15/2020 to 11/15/2020		3,725	4,332
11.75% due 08/15/2013		1,121	1,263
12.00% due 10/15/2010 to 12/15/2012		247	268
12.25% due 03/15/2014 to 07/20/2015		1,445	1,680
12.50% due 06/15/2010		1,743	1,826
12.75% due 12/20/2013 to 11/20/2014		1,195	1,397

			120,522,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $234,338,005)			$244,201,255

FOREIGN GOVERNMENT OBLIGATIONS - 13.10%
Argentina - 0.02%
Republic of Argentina
7.875% due 04/11/2011		250,000	187,500
Austria - 0.01%
Republic of Austria
6.25% due 07/15/2027	EUR	47,000	74,446
Belgium - 0.18%
Kingdom of Belgium
3.00% due 03/28/2010		930,000	1,259,420
5.00% due 03/28/2035		474,000	669,135

			1,928,555

Brazil - 1.30%
Federative Republic of Brazil
5.875% due 01/15/2019		$550,000	533,500
6.00% due 01/17/2017		350,000	349,023
6.00% due 05/15/2015	BRL	237,000	180,191
7.125% due 01/20/2037		$1,820,000	1,824,550
8.75% due 02/04/2025		475,000	541,500
8.875% due 10/14/2019		450,000	528,750
10.00% due 01/01/2012	BRL	5,648,000	2,443,973
10.00% due 01/01/2014		7,888,000	3,263,298
10.00% due 01/01/2010		857,000	377,675
10.00% due 01/01/2017		5,451,000	2,160,074
11.00% due 08/17/2040		$1,250,000	1,587,288

			13,789,822

Canada - 0.48%
Government of Canada
3.50% due 06/01/2013	CAD	416,000	354,794
3.75% due 06/01/2019		2,750,000	2,370,283
4.25% due 06/01/2018		155,000	138,541

The accompanying notes are an integral part of the financial statements.
337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada (continued)
Government of Canada (continued)
5.00% due 06/01/2037	CAD	755,000	$751,347
5.75% due 06/01/2033		438,000	464,993
Province of Ontario
5.00% due 03/08/2014		1,224,000	1,067,020

			5,146,978
Colombia - 0.05%
Republic of Colombia
7.375% due 01/27/2017		$250,000	253,000
7.375% due 09/18/2037		200,000	178,500
7.375% due 09/18/2037		150,000	136,647

			568,147

Denmark - 0.05%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	474,492
7.00% due 11/10/2024		351,000	83,949

			558,441

El Salvador - 0.05%
Republic of El Salvador
7.75% due 01/24/2023		$500,000	472,500
France - 1.24%
Government of France
3.75% due 01/12/2012	EUR	915,000	1,278,033
4.00% due 04/25/2013		1,155,000	1,627,111
4.25% due 10/25/2017		4,220,000	5,947,472
5.50% due 04/25/2029		359,000	557,527
5.50% due 04/25/2010		1,350,000	1,878,538
5.75% due 10/25/2032		1,138,000	1,847,962

			13,136,643

Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$500,000	368,650
8.20% due 12/12/2017		100,000	73,000

			441,650

Germany - 1.04%
Federal Republic of Germany
3.50% due 01/04/2016	EUR	385,000	538,585
3.50% due 04/12/2013		28,000	39,296
3.75% due 01/04/2017		470,000	665,249
3.75% due 07/04/2013		11,000	15,574
4.00% due 01/04/2037		1,695,000	2,277,987
4.00% due 07/04/2016		470,000	675,259
4.25% due 01/04/2014		1,402,000	2,033,786
4.50% due 01/04/2013		115,000	166,490
4.75% due 07/04/2028		247,000	361,371
5.00% due 01/04/2012		2,514,000	3,647,456
5.25% due 01/04/2011		480,000	682,312

			11,103,365
Ghana - 0.05%
Republic of Ghana
8.50% due 10/04/2017		$700,000	421,799
8.50% due 10/04/2017		250,000	150,000

			571,799

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Greece - 0.37%
Republic of Greece
3.70% due 07/20/2015	EUR	158,000	$196,707
4.60% due 05/20/2013		638,000	854,733
5.25% due 05/18/2012		830,000	1,145,557
6.00% due 05/19/2010		1,270,000	1,757,177

			3,954,174

Grenada - 0.02%
Government of Grenada
2.5 due 09/15/2025 (e)		$480,000	170,400
Hungary - 0.18%
Republic of Hungary
5.50% due 02/12/2014	HUF	115,760,000	369,876
6.75% due 02/24/2017		349,090,000	1,093,684
7.25% due 06/12/2012		134,100,000	495,499

			1,959,059

Indonesia - 0.26%
Republic of Indonesia
6.625% due 02/17/2037		$200,000	135,552
6.875% due 03/09/2017		358,000	306,913
6.875% due 01/17/2018		1,810,000	1,448,000
7.75% due 01/17/2038		50,000	38,581
7.75% due 01/17/2038		300,000	234,738
10.375% due 05/04/2014		100,000	104,250
11.625% due 03/04/2019		500,000	543,750

			2,811,784

Iraq - 0.18%
Republic of Iraq
5.80% due 01/15/2028		3,857,000	1,928,500
Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	92,000	123,795
Italy - 0.86%
Republic of Italy
4.00% due 02/01/2037		1,470,000	1,623,681
4.25% due 08/01/2014		2,084,000	2,898,133
5.25% due 09/20/2016		$450,000	465,822
5.25% due 08/01/2017	EUR	1,210,000	1,764,943
5.50% due 11/01/2010		1,600,000	2,250,776
7.25% due 11/01/2026		73,000	120,704

			9,124,059

Jamaica - 0.06%
Government of Jamaica
9.00% due 06/02/2015		$185,000	160,950
10.625% due 06/20/2017		585,000	508,950

			669,900

Japan - 3.58%
Government of Japan
1.00% due 12/20/2012	JPY	177,050,000	1,811,975
1.10% due 12/10/2016		300,013,700	2,622,335
1.10% due 09/10/2016		71,556,000	628,704
1.30% due 12/20/2013		587,450,000	6,083,943
1.30% due 03/20/2015		292,100,000	3,022,350
1.40% due 03/21/2011		132,550,000	1,364,796
1.40% due 03/20/2012		187,400,000	1,940,747

The accompanying notes are an integral part of the financial statements.
338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Government of Japan (continued)
1.40% due 03/20/2018	JPY	610,750,000	$6,272,211
1.40% due 03/10/2018		140,718,000	1,234,526
1.50% due 06/20/2012		503,650,000	5,237,421
1.70% due 09/20/2016		205,550,000	2,179,764
2.00% due 06/20/2022		61,100,000	632,204
2.00% due 12/20/2033		175,900,000	1,753,667
2.20% due 06/22/2020		50,000,000	542,823
2.30% due 06/20/2028		69,700,000	745,825
3.75% due 03/20/2025		199,200,000	2,033,084

			38,106,375

Malaysia - 0.07%
Government of Malaysia
3.702% due 02/25/2013	MYR	405,000	111,571
3.70% due 05/15/2013		1,437,000	394,335
5.625% due 03/15/2016		$225,000	224,757

			730,663

Mexico - 0.89%
Government of Mexico
5.625% due 01/15/2017		280,000	273,840
5.95% due 03/19/2019		1,400,000	1,365,000
5.95% due 03/19/2019		400,000	390,000
7.50% due 06/03/2027	MXN	9,000,000	595,023
8.00% due 12/17/2015		29,370,000	2,118,621
8.00% due 12/07/2023		1,000,000	70,098
8.00% due 12/19/2013		48,750,000	3,540,905
8.125% due 12/30/2019		$55,000	61,600
9.00% due 12/20/2012	MXN	5,315,000	401,036
9.50% due 12/18/2014		175,000	13,562
10.00% due 11/20/2036		7,800,000	644,925

			9,474,610

Netherlands - 0.14%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	863,000	1,228,803
5.50% due 01/15/2028		132,000	204,812

			1,433,615

Peru - 0.09%
Republic of Peru
6.55% due 03/14/2037		$580,000	522,116
7.125% due 03/30/2019		153,000	155,027
8.375% due 05/03/2016		250,000	277,625

			954,768

Philippines - 0.10%
Republic of Philippines
8.375% due 06/17/2019		1,000,000	1,087,630
Poland - 0.03%
Republic of Poland
5.25% due 10/25/2017	PLN	348,000	93,848
6.25% due 10/24/2015		865,000	251,623

			345,471

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	160,957

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Russia - 0.35%
Government of Russia
7.50% due 03/31/2030		$3,922,940	$3,699,058

Serbia - 0.13%
Republic of Serbia
3.75 due 11/01/2024		2,080,000	1,415,232

South Africa - 0.09%
Republic of South Africa
5.875% due 05/30/2022		100,000	89,500
6.50% due 06/02/2014		475,000	475,000
8.00% due 12/21/2018	ZAR	940,000	95,103
13.50% due 09/15/2015		1,950,000	259,802

			919,405

Spain - 0.18%
Kingdom of Spain
5.75% due 07/30/2032	EUR	735,000	1,132,559
Spain Government Bond
4.40% due 01/31/2015		528,000	741,122

			1,873,681

Sweden - 0.09%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	3,800,000	492,834
5.125% due 03/01/2017		$425,000	441,467

			934,301

Turkey - 0.25%
Republic of Turkey
6.875% due 03/17/2036		800,000	636,000
7.00% due 06/05/2020		428,000	393,760
7.00% due 03/11/2019		200,000	185,500
7.375% due 02/05/2025		35,000	31,587
8.00% due 02/14/2034		250,000	225,000
8.00% due 02/14/2034		188,000	171,838
10.00% due 02/15/2012	TRY	900,000	503,654
14.00% due 01/19/2011		113,629	67,791
14.00% due 09/26/2012		749,000	433,341

			2,648,471

Ukraine - 0.07%
Republic of Ukraine
5.1513% due 08/05/2009 (b)		$500,000	420,000
5.1513% due 08/05/2009 (b)(g)		250,000	212,500
7.65% due 06/11/2013		300,000	135,000

			767,500

United Kingdom - 0.46%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,254,000	3,344,921
4.50% due 03/07/2013		18,000	28,002
4.75% due 06/07/2010		1,000,000	1,502,101
5.8553% due 09/07/2015		33,000	53,195

			4,928,219

Venezuela - 0.07%
Republic of Venezuela
10.75% due 09/19/2013		$1,000,000	722,500

The accompanying notes are an integral part of the financial statements.
339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Vietnam - 0.04%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$449,000	$414,964

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $143,737,000)			$139,338,937

CORPORATE BONDS - 29.94%
Basic Materials - 1.69%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		165,000	163,841
ArcelorMittal
5.375% due 06/01/2013		1,645,000	1,276,865
Barrick Gold Financeco LLC
6.125% due 09/15/2013		1,015,000	1,044,045
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	144,512
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$178,000	170,353
Biogen Idec, Inc.
6.00% due 03/01/2013		440,000	445,885
Boise Cascade LLC
7.125% due 10/15/2014		316,000	129,560
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	67,902
8.625% due 08/15/2010		180,000	186,861
Corp Nacional del Cobre de Chile
7.50% due 01/15/2019 (g)		260,000	292,899
Corp Nacional del Cobre de Chile, Series REGS
7.50% due 01/15/2019		140,000	157,417
Domtar Corp.
5.375% due 12/01/2013		150,000	100,500
7.125% due 08/15/2015		425,000	284,750
9.50% due 08/01/2016		50,000	33,000
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	243,503
Evraz Group SA
8.875% due 04/24/2013		535,000	340,051
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	502,687
8.375% due 04/01/2017		3,485,000	3,258,475
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)		375,000	350,625
7.125% due 01/15/2017 (g)		450,000	416,250
8.125% due 05/15/2011		300,000	298,125
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	150,188
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		1,150,000	621,000
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	110,367
Huntsman International LLC
11.625% due 10/15/2010		50,000	49,500
International Paper Company
7.40% due 06/15/2014		325,000	268,107
International Steel Group, Inc.
6.50% due 04/15/2014		150,000	117,869
Linde Finance BV
6.50% due 01/29/2016	GBP	70,000	104,962

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Lubrizol Corp.
4.625% due 10/01/2009		$330,000	$331,881
8.875% due 02/01/2019		330,000	339,384
Metals USA Holdings Corp., PIK
7.435% due 07/01/2012		77,040	18,104
Nalco Company
7.75% due 11/15/2011		500,000	492,500
NewPage Corp.
10.00% due 05/01/2012		350,000	121,625
Novelis, Inc.
7.25% due 02/15/2015		275,000	110,000
Placer Dome, Inc.
6.45% due 10/15/2035		340,000	278,522
Polyone Corp.
8.875% due 05/01/2012		350,000	152,250
Praxair, Inc.
4.625% due 03/30/2015		455,000	472,256
Reliance Steel & Aluminum Company
6.20% due 11/15/2016		650,000	474,119
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013		480,000	430,424
Rock-Tenn Company
8.20% due 08/15/2011		250,000	250,625
Ryerson, Inc.
12.25% due 11/01/2015 (g)		450,000	255,375
Southern Copper Corp.
7.50% due 07/27/2035		250,000	181,321
Steel Capital SA
9.75% due 07/29/2013		250,000	162,662
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	94,850
7.375% due 11/01/2012		1,300,000	1,014,000
Terra Capital, Inc., Series B
7.00% due 02/01/2017		425,000	391,000
Tube City IMS Corp.
9.75% due 02/01/2015		600,000	91,500
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		230,000	213,900
Vale Overseas, Ltd.
6.25% due 01/23/2017		555,000	547,010
6.875% due 11/21/2036		207,000	178,753

			17,932,160

Communications - 6.05%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	180,375
10.875% due 02/15/2012		48,587	21,621
Alltel Corp.
6.50% due 11/01/2013		250,000	255,144
7.00% due 07/01/2012		1,225,000	1,275,904
America Movil SAB de CV
5.625% due 11/15/2017		115,000	104,292
6.375% due 03/01/2035		813,000	653,076
8.46% due 12/18/2036	MXN	1,000,000	50,870
American Tower Corp.
7.125% due 10/15/2012		$60,000	60,300
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	460,924

The accompanying notes are an integral part of the financial statements.
340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
AT&T Corp.
7.3 due 11/15/2011 (b)		$165,000	$177,294
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		465,000	496,855
AT&T, Inc.
4.95% due 01/15/2013		450,000	456,505
5.30% due 11/15/2010		175,000	180,298
5.80% due 02/15/2019		1,690,000	1,654,395
6.70% due 11/15/2013		490,000	523,346
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (g)		490,000	426,382
9.50% due 11/15/2018 (g)		110,000	119,475
British Telecommunications PLC
5.15% due 01/15/2013		725,000	672,878
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	121,669
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$450,000	261,000
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	115,000	150,947
Cablemas SA de CV, Series REGS
9.375% due 11/15/2015		$200,000	178,000
Centennial Communications Corp.
7.185% due 01/01/2013 (b)(g)		225,000	225,000
10.00% due 01/01/2013		700,000	743,750
Cincinnati Bell, Inc.
7.00% due 02/15/2015		475,000	437,000
Cisco Systems, Inc.
5.25% due 02/22/2011		200,000	211,460
Citizens Communications Company
6.25% due 01/15/2013		250,000	226,562
7.125% due 03/15/2019		425,000	333,625
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	232,806
Comcast Corp.
5.70% due 05/15/2018		560,000	525,253
COX Communications, Inc.
6.25% due 06/01/2018 (g)		465,000	413,076
7.125% due 10/01/2012		199,000	198,100
7.875% due 09/15/2010 (g)		250,000	252,989
8.375% due 03/01/2039		195,000	182,959
9.375% due 01/15/2019 (g)		235,000	251,767
Cricket Communications, Inc.
9.375% due 11/01/2014		1,250,000	1,190,625
10.00% due 07/15/2015 (g)		175,000	168,437
Crown Castle International Corp.
9.00% due 01/15/2015		1,600,000	1,604,000
CSC Holdings, Inc.
7.625% due 07/15/2018		350,000	315,000
8.50% due 04/15/2014 (g)		975,000	960,375
8.625% due 02/15/2019 (g)		225,000	217,125
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		525,000	521,062
Deutsche Telekom International Finance BV, EMTN
4.50% due 10/25/2013	EUR	100,000	134,122
7.125% due 09/26/2012	GBP	200,000	309,523
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	35,000	51,893
8.50% due 06/15/2010		$980,000	1,023,692

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Dex Media West LLC
9.875% due 08/15/2013		$275,000	$55,000
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		1,550,000	999,750
8.875% due 01/15/2015		145,000	93,525
DirecTV Holdings LLC
6.375% due 06/15/2015		275,000	259,187
7.625% due 05/15/2016		325,000	318,500
8.375% due 03/15/2013		775,000	783,719
EchoStar DBS Corp.
6.375% due 10/01/2011		425,000	410,125
6.625% due 10/01/2014		900,000	805,500
7.75% due 05/31/2015		125,000	115,000
France Telecom SA
7.75% due 03/01/2011		776,000	831,090
France Telecom SA, EMTN
7.25% due 01/28/2013	EUR	80,000	118,083
GC Impsat Holdings I PLC
9.875% due 02/15/2017		$750,000	502,500
GCI, Inc.
7.25% due 02/15/2014		475,000	415,625
Grupo Televisa SA
6.00% due 05/15/2018		150,000	135,906
Historic TW, Inc.
6.875% due 06/15/2018		1,170,000	1,086,236
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016		400,000	388,000
Intelsat Corp.
9.25% due 06/15/2016 (g)		625,000	578,125
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (g)		325,000	301,437
iPCS, Inc.
3.295% due 05/01/2013 (b)(g)		675,000	506,250
4.42% due 05/01/2014 (b)		475,000	289,750
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	60,584
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	378,750
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	105,000	151,408
KONINKLIJKE KPN NV, MTN, Series G
4.75% due 01/17/2017	EUR	50,000	61,387
Lamar Advertising Co, Series B
2.875% due 12/31/2010		$296,000	271,210
Lamar Media Corp.
6.625% due 08/15/2015		525,000	383,250
9.75% due 04/01/2014		325,000	316,469
Lamar Media Corp., Series C
6.625% due 08/15/2015		250,000	180,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	83,955
6.00% due 03/15/2010		88,000	75,687
Level 3 Financing, Inc.
12.25% due 03/15/2013		400,000	300,000
Local Insight Regatta Holdings, Inc.
11.00% due 12/01/2017		475,000	110,438
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	313,500

The accompanying notes are an integral part of the financial statements.
341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Mediacom Broadband LLC
8.50% due 10/15/2015		$550,000	$495,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,425,000	1,382,250
9.25% due 11/01/2014 (g)		650,000	627,250
Millicom International Cellular SA
10.00% due 12/01/2013		100,000	97,750
Motorola, Inc.
8.00% due 11/01/2011		125,000	114,660
News America, Inc.
6.15% due 03/01/2037		705,000	514,024
6.20% due 12/15/2034		190,000	136,678
6.40% due 12/15/2035		450,000	333,378
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (e)(g)		335,980	87,355
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		207,734	74,784
Nextel Communications, Inc.
5.25% due 01/15/2010		195,000	188,584
Nielsen Finance LLC
zero coupon, step up to 12.50% on
08/01/2011 due 08/01/2016		900,000	373,500
10.00% due 08/01/2014		250,000	215,000
11.625% due 02/01/2014 (g)		525,000	473,156
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (g)	EUR	100,000	110,938
8.875% due 05/01/2016 (g)		$875,000	818,125
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		250,000	160,000
7.875% due 02/08/2014 (g)		110,000	68,346
7.875% due 02/08/2014		145,000	90,625
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	116,383
Paetec Holding Corp.
9.50% due 07/15/2015		$225,000	157,500
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		200,000	173,000
Qwest Corp.
4.57% due 06/15/2013 (b)		125,000	107,188
7.50% due 10/01/2014		175,000	159,250
7.875% due 09/01/2011		325,000	320,125
8.875% due 03/15/2012		275,000	271,563
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		600,000	33,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		125,000	7,188
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	136,871
6.25% due 06/15/2013		350,000	352,163
Rogers Communications, Inc.
6.80% due 08/15/2018		765,000	764,601
7.50% due 03/15/2015		160,000	165,824
Rogers Wireless, Inc.
6.375% due 03/01/2014		405,000	410,013
7.625% due 12/15/2011	CAD	37,000	30,779
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	104,906
SBC Communications, Inc.
6.45% due 06/15/2034		$385,000	346,664

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Shaw Communications, Inc.
8.25% due 04/11/2010		$100,000	$100,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	599,500
Sprint Capital Corp.
6.875% due 11/15/2028		250,000	152,500
6.90% due 05/01/2019		600,000	423,000
7.625% due 01/30/2011		1,990,000	1,840,750
8.375% due 03/15/2012		965,000	868,500
8.75% due 03/15/2032		125,000	83,750
Sprint Nextel Corp.
1.6263% due 06/28/2010 (b)		145,000	134,189
6.00% due 12/01/2016		1,350,000	965,250
Sun Media Corp.
7.625% due 02/15/2013		225,000	128,250
Telecom Italia Capital SA
4.00% due 01/15/2010		545,000	536,707
5.25% due 11/15/2013		535,000	480,449
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	100,000	134,307
7.5 due 04/20/2011		70,000	95,786
Telefonica Emisiones SAU
5.855% due 02/04/2013		$50,000	51,775
5.984% due 06/20/2011		180,000	185,142
6.221% due 07/03/2017		305,000	312,569
Telekom Finanzmanagement GmbH
6.375% due 01/29/2016	EUR	95,000	125,851
Telesat Canada
11.00% due 11/01/2015 (g)		$925,000	767,750
TELUS Corp.
5.95% due 04/15/2015	CAD	37,000	30,065
Thomson Reuters Corp.
5.20% due 12/01/2014		42,000	33,471
5.95% due 07/15/2013		$200,000	195,353
6.50% due 07/15/2018		355,000	330,703
Time Warner Cable, Inc.
5.40% due 07/02/2012		825,000	796,905
7.30% due 07/01/2038		1,200,000	1,084,284
7.50% due 04/01/2014		45,000	45,881
8.25% due 02/14/2014		550,000	574,916
8.25% due 04/01/2019		150,000	154,143
Time Warner, Inc.
1.461% due 11/13/2009 (b)		350,000	343,464
5.50% due 11/15/2011		575,000	567,300
TL Acquisitions, Inc.
zero coupon due 07/15/2015 (g)		375,000	146,250
10.50% due 01/15/2015 (g)		225,000	115,313
Univision Communications, Inc.
7.85% due 07/15/2011		100,000	64,000
9.75% due 03/15/2015 (g)		500,000	50,000
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		200,000	194,500
Verizon Communications, Inc.
4.35% due 02/15/2013		725,000	719,167
5.25% due 04/15/2013		325,000	331,755
6.35% due 04/01/2019		155,000	153,131
6.90% due 04/15/2038		280,000	270,809
8.75% due 11/01/2018		845,000	966,832

The accompanying notes are an integral part of the financial statements.
342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Verizon Global Funding Corp.
6.875% due 06/15/2012		$50,000	$53,073
7.25% due 12/01/2010		95,000	100,366
7.75% due 12/01/2030		320,000	326,037
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)		715,000	715,598
7.375% due 11/15/2013 (g)		470,000	503,920
8.50% due 11/15/2018 (g)		1,450,000	1,656,365
8.75% due 12/18/2015	EUR	50,000	74,778
Viacom, Inc.
5.75% due 04/30/2011		$410,000	399,405
6.625% due 05/15/2011		325,000	312,848
Videotron Ltee.
6.375% due 12/15/2015		150,000	135,938
6.875% due 01/15/2014		485,000	458,325
9.125% due 04/15/2018 (g)		50,000	50,813
9.125% due 04/15/2018 (g)		125,000	127,031
VIP Finance Ireland, Ltd.
8.375% due 04/30/2013		240,000	167,854
9.125% due 04/30/2018		200,000	121,000
Vivendi
5.75% due 04/04/2013 (g)		435,000	406,560
Vivendi, EMTN
7.75% due 01/23/2014	EUR	100,000	140,396
Vodafone Group PLC
5.625% due 02/27/2017		$275,000	272,549
Vodafone Group PLC, EMTN
4.75% due 06/14/2016	EUR	70,000	89,397
West Corp.
9.50% due 10/15/2014 (g)		$450,000	313,313
Wind Acquisition Finance SA
10.75% due 12/01/2015 (g)		725,000	717,750
Windstream Corp.
8.125% due 08/01/2013		125,000	123,125
8.625% due 08/01/2016		700,000	687,750
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (g)		825,000	377,438

			64,396,014

Consumer, Cyclical - 2.17%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)		1,175,000	963,500
Air Jamaica, Ltd.
9.375% due 07/08/2015		46,429	34,821
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		83,571	62,679
Allison Transmission, Inc.
11.25% due 11/01/2015 (g)		1,075,000	430,000
American Airlines Pass Through Trust, Series 01-2
7.858% due 10/01/2011		650,000	526,500
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	23,500
7.25% due 05/20/2015		825,000	775,500
Centex Corp.
4.55% due 11/01/2010		300,000	273,000
5.45% due 08/15/2012		55,000	45,650
7.875% due 02/01/2011		25,000	23,625
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		400,000	88,000

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		$475,000	$33,250
Costco Wholesale Corp.
5.30% due 03/15/2012		175,000	186,669
Couche-Tard US LP
7.50% due 12/15/2013		650,000	638,625
CVS Caremark Corp.
3.6894% due 09/10/2010 (b)		540,000	524,455
6.60% due 03/15/2019		160,000	161,266
D.R. Horton, Inc.
6.50% due 04/15/2016		50,000	39,250
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	120,661
DaimlerChrysler N.A. Holding Corp., MTN
1.6344% due 08/03/2009 (b)		$660,000	655,069
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		355,000	321,649
DaimlerChrysler North America Holding
7.20% due 09/01/2009		180,000	180,767
Delta Air Lines, Inc., Series 00A2
7.57% due 11/18/2010		575,000	520,375
Delta Airlines, Inc.
6.821% due 08/10/2022		117,983	79,049
Dollar General Corp., PIK
11.875% due 07/15/2017		375,000	368,438
Dollarama Group LP
8.875% due 08/15/2012		225,000	192,375
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		185,000	145,217
Ferrellgas Escrow LLC
6.75% due 05/01/2014		275,000	231,000
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	51,973
Fiat Finance North America, Inc., EMTN
5.625% due 06/12/2017		50,000	38,031
Gaylord Entertainment Company
6.75% due 11/15/2014		$625,000	384,375
8.00% due 11/15/2013		300,000	198,000
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		638,000	529,540
GSC Holdings Corp.
8.00% due 10/01/2012		925,000	934,250
Harrah's Operating Company, Inc.
10.00% due 12/15/2015 (g)		150,000	46,500
Hasbro, Inc.
6.30% due 09/15/2017		180,000	164,651
Home Depot, Inc.
3.75% due 09/15/2009		100,000	100,033
5.20% due 03/01/2011		165,000	165,945
5.40% due 03/01/2016		220,000	197,758
Inergy LP/Inergy Finance Corp.
8.75% due 03/01/2015		450,000	434,250
International Speedway Corp.
4.20% due 04/15/2009		80,000	79,918
INVISTA
9.25% due 05/01/2012 (g)		750,000	671,250
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		335,000	197,650

The accompanying notes are an integral part of the financial statements.
343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
JC Penney Company, Inc.
9.00% due 08/01/2012		$370,000	$353,088
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013		400,000	278,500
Lennar Corp., Series B
5.60% due 05/31/2015		390,000	277,875
5.95% due 10/17/2011		25,000	20,750
Leslie's Poolmart
7.75% due 02/01/2013		275,000	231,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)		50,000	20,000
Macys Retail Holdings, Inc.
10.625% due 11/01/2010		475,000	437,969
McDonald's Corp.
5.30% due 03/15/2017		205,000	214,824
5.70% due 02/01/2039		175,000	169,614
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	46,804
MGM Mirage, Inc.
8.50% due 09/15/2010		550,000	225,500
13.00% due 11/15/2013 (g)		525,000	391,125
Mobile Services Group, Inc.
9.75% due 08/01/2014		550,000	408,375
Nebraska Book Company, Inc.
8.625% due 03/15/2012		625,000	350,000
NVR, Inc.
5.00% due 06/15/2010		100,000	94,477
O'Charleys, Inc.
9.00% due 11/01/2013		225,000	117,000
PACCAR, Inc.
6.875% due 02/15/2014		95,000	98,941
Penn National Gaming, Inc.
6.75% due 03/01/2015		450,000	382,500
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		525,000	325,500
8.25% due 03/15/2012		525,000	459,375
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)		650,000	539,500
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	52,452
Pulte Homes, Inc.
5.20% due 02/15/2015		$310,000	245,288
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	56,125
Ryland Group, Inc.
5.375% due 01/15/2015		25,000	19,500
Sears Roebuck Acceptance
6.75% due 08/15/2011		175,000	128,781
7.00% due 02/01/2011		225,000	169,387
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (g)		925,000	383,875
Southwest Airlines Company
6.50% due 03/01/2012		160,000	154,511
Speedway Motorsports, Inc.
6.75% due 06/01/2013		380,000	318,250
Staples, Inc.
9.75% due 01/15/2014		275,000	287,887
Target Corp.
5.875% due 07/15/2016		415,000	430,521

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Target Corp. (continued)
7.50% due 08/15/2010		$150,000	$160,352
Tenneco Automotive, Inc.
8.625% due 11/15/2014		300,000	55,500
The Pantry, Inc.
7.75% due 02/15/2014		575,000	448,500
United Components, Inc.
9.375% due 06/15/2013		250,000	97,500
Walgreen Company
4.875% due 08/01/2013		225,000	238,427
5.25% due 01/15/2019		165,000	165,487
Wal-Mart Stores, Inc.
4.125% due 02/01/2019		735,000	711,053
6.875% due 08/10/2009		310,000	315,789
Whirlpool Corp.
6.125% due 06/15/2011		135,000	121,891
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,625,000	1,226,875

			23,069,682

Consumer, Non-cyclical - 3.96%
Abbott Laboratories
5.125% due 04/01/2019		500,000	502,864
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	100,000	133,441
Altria Group, Inc.
8.50% due 11/10/2013		$915,000	992,363
9.25% due 08/06/2019		885,000	946,237
9.70% due 11/10/2018		375,000	408,187
Amgen, Inc.
6.40% due 02/01/2039		195,000	187,457
Anheuser-Busch InBev NV
7.20% due 01/15/2014		1,505,000	1,577,022
Anheuser-Busch InBev NV, EMTN
8.625% due 01/30/2017	EUR	100,000	138,759
Aramark Corp.
4.67% due 02/01/2015 (b)		$300,000	228,750
5.00% due 06/01/2012		400,000	350,000
AstraZeneca PLC
5.40% due 06/01/2014		50,000	54,060
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	55,000	76,058
Aventis SA, EMTN
4.25% due 09/15/2010		54,000	73,624
B&G Foods, Inc.
8.00% due 10/01/2011		$475,000	444,125
BAT International Finance PLC
8.125% due 11/15/2013 (g)		1,155,000	1,246,414
9.50% due 11/15/2018 (g)		375,000	426,067
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	130,000	159,180
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		$650,000	516,750
Baxter International, Inc.
4.00% due 03/01/2014		275,000	279,530
Biomet, Inc.
11.625% due 10/15/2017		1,250,000	1,103,125
Boston Scientific Corp.
6.00% due 06/15/2011		850,000	824,500

The accompanying notes are an integral part of the financial statements.
344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Bunge, Ltd.
5.90% due 04/01/2017		$455,000	$359,906
Cardinal Health, Inc.
1.705% due 10/02/2009 (b)		250,000	246,054
Cargill, Inc.
7.35% due 03/06/2019 (g)		250,000	254,556
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	61,886
Centene Corp.
7.25% due 04/01/2014		$450,000	398,250
Cia Brasileira de Bebidas
10.50% due 12/15/2011		190,000	213,940
Coca-Cola Company
4.875% due 03/15/2019		540,000	545,702
Community Health Systems, Inc.
8.875% due 07/15/2015		1,425,000	1,346,625
CRC Health Corp.
10.75% due 02/01/2016		100,000	63,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	509,250
7.25% due 03/15/2015		825,000	793,031
Del Monte Corp.
8.625% due 12/15/2012		575,000	577,875
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	62,444
6.50% due 06/15/2017		$285,000	275,496
Deluxe Corp.
7.375% due 06/01/2015		650,000	481,000
Diageo Capital PLC
7.375% due 01/15/2014		375,000	412,016
Dole Food Company, Inc.
7.25% due 06/15/2010		400,000	368,000
13.875% due 03/15/2014 (g)		375,000	364,687
Education Management Corp.
8.75% due 06/01/2014		325,000	307,125
10.25% due 06/01/2016		375,000	350,625
Eli Lilly & Company
4.20% due 03/06/2014		170,000	175,109
5.55% due 03/15/2037		205,000	194,701
ERAC USA Finance Company
5.60% due 05/01/2015 (g)		205,000	134,047
7.95% due 12/15/2009 (g)		360,000	342,116
Fortune Brands, Inc.
5.125% due 01/15/2011		40,000	39,257
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	352,625
7.75% due 10/01/2016		675,000	673,312
Genentech, Inc.
4.40% due 07/15/2010		360,000	365,174
4.75% due 07/15/2015		140,000	139,927
General Mills, Inc.
5.25% due 08/15/2013		390,000	402,862
5.65% due 02/15/2019		185,000	188,340
General Mills, Inc., Series MTN
11.973% due 10/15/2010		280,000	301,307
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	69,778
5.625% due 12/13/2017		100,000	137,648

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
H&E Equipment Services, Inc.
8.375% due 07/15/2016		$575,000	$362,250
HCA, Inc.
9.25% due 11/15/2016		2,950,000	2,684,500
9.625% due 11/15/2016		175,000	139,563
Health Management Associates, Inc.
3.70% due 08/16/2020		1,182,458	953,653
6.125% due 04/15/2016		1,300,000	1,062,750
Healthsouth Corp.
10.75% due 06/15/2016		450,000	441,000
Hertz Corp.
8.875% due 01/01/2014		450,000	272,813
10.50% due 01/01/2016		1,750,000	761,250
Highmark, Inc.
6.80% due 08/15/2013 (g)		185,000	175,984
Hospira, Inc.
4.95% due 06/15/2009		80,000	80,105
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	118,501
6.875% due 06/13/2012	GBP	47,000	69,501
iPayment, Inc.
9.75% due 05/15/2014		$425,000	221,000
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	69,616
Kellogg Company
4.25% due 03/06/2013		$770,000	780,712
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	68,821
Kroger Company
6.15% due 01/15/2020		$140,000	138,466
6.80% due 04/01/2011		330,000	348,646
7.50% due 01/15/2014		142,000	157,559
8.05% due 02/01/2010		420,000	434,433
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	484,969
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	50,434
McCormick & Company, Inc.
5.80% due 07/15/2011		$120,000	126,929
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	95,032
Medtronic, Inc., Series B
4.375% due 09/15/2010		125,000	127,564
4.75% due 09/15/2015		360,000	358,450
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	67,816
Molson Coors Capital Finance ULC
5.00% due 09/22/2015	CAD	47,000	35,848
Omnicare, Inc.
6.75% due 12/15/2013		$175,000	158,813
6.875% due 12/15/2015		75,000	67,125
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,193
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	44,880
Philip Morris International, Inc., GMTN
5.625% due 09/06/2011	EUR	100,000	138,026
Procter & Gamble Company
4.60% due 01/15/2014		$250,000	264,577

The accompanying notes are an integral part of the financial statements.
345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Procter & Gamble Company (continued)
4.95% due 08/15/2014		$370,000	$399,578
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	46,457
Reynolds American, Inc.
6.50% due 07/15/2010		$50,000	50,113
7.25% due 06/01/2013		1,325,000	1,264,186
Roche Holdings, Inc.
5.00% due 03/01/2014		245,000	250,764
SABMiller PLC
6.20% due 07/01/2011 (g)		375,000	378,112
Safeway, Inc.
6.25% due 03/15/2014		110,000	115,426
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (g)		475,000	251,750
Symbion, Inc.
11.00% due 08/23/2015		298,757	116,515
SYSCO Corp.
5.25% due 02/12/2018		115,000	116,629
5.375% due 03/17/2019		50,000	50,519
Tenet Healthcare Corp.
6.50% due 06/01/2012		225,000	191,459
9.25% due 02/01/2015		275,000	211,750
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	110,000	161,132
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		$365,000	379,975
Tyson Foods, Inc.
8.25% due 10/01/2011		500,000	504,359
10.50% due 03/01/2014 (g)		750,000	765,000
U.S. Oncology Holdings, Inc., PIK
6.903% due 03/15/2012		404,000	242,400
United Surgical Partners International, Inc.
8.875% due 05/01/2017		475,000	368,125
Universal Hospital Services, Inc.
8.288% due 06/01/2015 (b)		200,000	145,000
8.50% due 06/01/2015		100,000	89,000
US Oncology, Inc.
9.00% due 08/15/2012		125,000	121,250
10.75% due 08/15/2014		200,000	184,000
Valassis Communications, Inc.
8.25% due 03/01/2015		700,000	301,875
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		500,000	441,250
Visant Holding Corp.
10.25 due 12/01/2013		525,000	488,250
WellPoint, Inc.
4.25% due 12/15/2009		35,000	35,171
5.00% due 01/15/2011		415,000	416,192
6.00% due 02/15/2014		280,000	280,199
Wyeth
5.95% due 04/01/2037		205,000	193,056

			42,127,455

Diversified - 0.02%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	74,601

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified (continued)
JSG Funding PLC
7.75% due 04/01/2015		$250,000	$146,875

			221,476

Energy - 3.61%
Amerada Hess Corp.
7.375% due 10/01/2009		65,000	65,604
Boardwalk Pipelines LLC
5.50% due 02/01/2017		320,000	268,615
Buckeye Partners LP
6.05% due 01/15/2018		145,000	126,222
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		275,000	260,985
6.25% due 03/15/2038		240,000	184,860
6.45% due 06/30/2033		65,000	48,955
Canadian Natural Resources, Ltd., MTN
4.50% due 01/23/2013	CAD	47,000	36,429
Chesapeake Energy Corp.
6.375% due 06/15/2015		$50,000	42,125
6.875% due 01/15/2016		75,000	63,000
9.50% due 02/15/2015		1,400,000	1,361,500
Chevron Corp.
4.95% due 03/03/2019		455,000	465,003
Cimarex Energy Company
7.125% due 05/01/2017		75,000	60,375
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	79,000
7.75% due 05/15/2017		1,750,000	1,338,750
Complete Production Services, Inc.
8.00% due 12/15/2016		1,450,000	920,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		600,000	189,000
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015 (g)		1,375,000	433,125
Conoco Funding Company
6.35% due 10/15/2011		75,000	81,150
ConocoPhillips Company
5.30% due 04/15/2012		480,000	502,470
5.75% due 02/01/2019		900,000	903,235
Copano Energy LLC
8.125% due 03/01/2016		600,000	507,000
DCP Midstream LLC
9.70% due 12/01/2013 (g)		150,000	157,785
Denbury Resources, Inc.
9.75% due 03/01/2016		450,000	434,250
Devon Energy Corp.
5.625% due 01/15/2014		280,000	284,008
Devon Financing Corp.
6.875% due 09/30/2011		345,000	360,799
7.875% due 09/30/2031		405,000	413,828
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		220,000	212,092
5.15% due 09/01/2014		375,000	366,244
Duke Capital Corp.
7.50% due 10/01/2009		110,000	111,865
Duke Capital Corp., Series B
6.75% due 07/15/2018		80,000	77,229
Dynegy Holdings, Inc.
7.50% due 06/01/2015		400,000	273,000

The accompanying notes are an integral part of the financial statements.
346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Dynegy Holdings, Inc. (continued)
7.75% due 06/01/2019		$2,300,000	$1,495,000
El Paso Corp.
8.25% due 02/15/2016		225,000	211,500
12.00% due 12/12/2013		1,175,000	1,236,687
El Paso Natural Gas Company
5.95% due 04/15/2017		98,000	86,066
Enbridge, Inc., MTN
7.20% due 06/18/2032	CAD	29,000	21,677
EnCana Corp.
4.60% due 08/15/2009		$240,000	239,576
5.90% due 12/01/2017		425,000	401,126
6.50% due 08/15/2034		270,000	222,015
EnCana Corp., MTN
5.80% due 01/18/2018	CAD	32,000	25,499
Encore Acquisition Company
6.25% due 04/15/2014		$300,000	234,000
7.25% due 12/01/2017		525,000	387,844
Enterprise Products Operating LLC
9.75% due 01/31/2014		135,000	148,338
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	481,503
6.30% due 09/15/2017		220,000	202,779
EOG Resources, Inc.
5.875% due 09/15/2017		195,000	197,439
6.125% due 10/01/2013		230,000	245,267
Ferrellgas Partners LP
8.75% due 06/15/2012		875,000	735,000
Forest Oil Corp.
7.25% due 06/15/2019		525,000	414,750
8.00% due 12/15/2011		400,000	384,000
8.50% due 02/15/2014 (g)		50,000	46,375
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	408,375
Gaz Capital for Gazprom
8.625% due 04/28/2034		165,000	146,850
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	158,256
Gaz Capital SA
7.288% due 08/16/2037		$440,000	281,600
7.51% due 07/31/2013		200,000	173,884
8.146% due 04/11/2018		450,000	371,209
Hess Corp.
6.65% due 08/15/2011		350,000	357,022
7.875% due 10/01/2029		439,000	397,304
8.125% due 02/15/2019		140,000	144,322
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)		1,350,000	985,500
International Coal Group, Inc.
10.25% due 07/15/2014		500,000	320,000
KazMunaiGaz Finance Sub BV, Series REGS
9.125% due 07/02/2018		300,000	224,520
Kinder Morgan Finance Company
5.70% due 01/05/2016		440,000	369,600
Kinder Morgan Finance Company, ULC
5.35% due 01/05/2011		175,000	167,125
Kinder Morgan, Inc.
6.50% due 09/01/2012		414,000	386,055

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp.
5.90% due 03/15/2018		$430,000	$392,587
6.00% due 10/01/2017		240,000	222,432
6.50% due 02/15/2014		125,000	126,910
6.60% due 10/01/2037		80,000	63,644
Nabors Industries, Inc.
9.25% due 01/15/2019 (g)		420,000	398,256
Northwest Pipeline Corp.
5.95% due 04/15/2017		60,000	56,051
Nustar Logistics
7.65% due 04/15/2018		185,000	152,450
OPTI Canada, Inc.
7.875% due 12/15/2014		575,000	251,562
8.25% due 12/15/2014		1,075,000	481,062
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	371,250
Pemex Project Funding Master Trust
2.62% due 06/15/2010 (b)(g)		195,000	187,200
5.75% due 03/01/2018		475,000	396,625
6.25% due 08/05/2013	EUR	150,000	196,301
Petrobras International Finance Company
5.875% due 03/01/2018		$570,000	530,256
7.875% due 03/15/2019		145,000	150,800
Petro-Canada
6.80% due 05/15/2038		125,000	93,860
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)		175,000	154,000
9.125% due 07/15/2013		650,000	624,000
10.50% due 08/01/2014		900,000	895,500
Petroleos Mexicanos
8.00% due 05/03/2019 (g)		200,000	195,000
Plains Exploration & Production Company
7.00% due 03/15/2017		300,000	238,500
Praxair, Inc.
5.20% due 03/15/2017		205,000	198,991
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	111,105
Quicksilver Resources, Inc.
8.25% due 08/01/2015		200,000	129,000
Range Resources Corp.
6.375% due 03/15/2015		625,000	554,687
7.375% due 07/15/2013		100,000	94,750
7.50% due 05/15/2016		200,000	184,500
SandRidge Energy, Inc.
5.06% due 04/01/2014 (b)		500,000	300,296
8.625% due 04/01/2015		1,000,000	650,000
Shell International Finance BV
6.375% due 12/15/2038		440,000	463,331
Smith International, Inc.
8.625% due 03/15/2014		100,000	101,778
Southern Natural Gas Company
5.90% due 04/01/2017 (g)		98,000	85,407
Sunoco, Inc.
4.875% due 10/15/2014		25,000	22,095
5.75% due 01/15/2017		240,000	206,448
9.625% due 04/15/2015		470,000	483,918
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (g)		50,000	50,000

The accompanying notes are an integral part of the financial statements.
347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TEPPCO Partners LP
5.90% due 04/15/2013		$330,000	$306,708
7.55% due 04/15/2038		520,000	403,209
Texas Gas Transmission LLC
5.50% due 04/01/2013 (g)		1,220,000	1,078,214
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019		205,000	211,682
Transocean, Inc.
5.25% due 03/15/2013		510,000	511,281
Valero Energy Corp.
3.50% due 04/01/2009		100,000	100,000
6.125% due 06/15/2017		520,000	447,149
9.375% due 03/15/2019		150,000	154,856
Weatherford International, Ltd.
9.625% due 03/01/2019		305,000	315,465
Williams Companies, Inc.
7.75% due 06/15/2031		50,000	40,500
8.125% due 03/15/2012		630,000	639,450
8.75% due 01/15/2020		385,000	383,075
XTO Energy, Inc.
4.625% due 06/15/2013		570,000	551,892
5.65% due 04/01/2016		435,000	415,153
YPF SA, MTNC
10.00% due 11/02/2028		195,000	136,500

			38,447,002

Financial - 6.37%
AAC Group Holding Corp.
10.25 due 10/01/2012 (g)		125,000	70,625
ACE INA Holdings, Inc.
5.70% due 02/15/2017		255,000	231,104
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	67,775
AMB Property LP, MTN
5.90% due 08/15/2013		$40,000	24,075
6.30% due 06/01/2013		225,000	162,652
American Express Centurion Bank
5.55% due 10/17/2012		115,000	102,351
American Express Credit Corp., MTN
5.875% due 05/02/2013		400,000	351,191
American Express Credit Corp., Series C
7.30% due 08/20/2013		310,000	287,759
American Honda Finance Corp.
4.50% due 05/26/2009 (g)		385,000	386,532
American Honda Finance Corp., EMTN
4.25% due 07/16/2013	EUR	100,000	127,416
Arch Western Finance LLC
6.75% due 07/01/2013		$700,000	640,500
ATF Bank
9.00% due 05/11/2016		150,000	58,500
9.25% due 04/12/2012		50,000	27,000
Australia & New Zealand Banking Group,
Ltd., EMTN
4.375% due 05/24/2012	EUR	100,000	132,280
4.45% due 02/05/2015 (b)		83,000	101,105
AvalonBay Communities, Inc., MTN
4.95% due 03/15/2013		$55,000	49,395
6.125% due 11/01/2012		175,000	165,817
6.625% due 09/15/2011		255,000	247,915

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
BAC Capital Trust VI
5.625% due 03/08/2035		$463,000	$196,830
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	81,177
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	80,778
Banco Nacional de Desenvolvimento Economico e
Social
6.369% due 06/16/2018		$340,000	323,425
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	950,000	1,335,250
Bank of America Corp.
4.375% due 12/01/2010		$200,000	188,835
5.65% due 05/01/2018		1,295,000	1,080,380
5.75% due 08/15/2016		205,000	134,491
7.40% due 01/15/2011		50,000	46,613
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	69,258
4.625% due 02/18/2014		75,000	84,107
5.25% due 11/09/2016	GBP	100,000	109,427
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	50,000	35,352
Bank of Ireland
6.45% due 02/10/2010		47,000	62,573
Bank of Montreal
5.20% due 06/21/2017 (b)	CAD	53,000	42,820
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$365,000	361,712
Bank of Nova Scotia
8.30% due 09/27/2013	CAD	103,000	94,267
Bank One Corp.
5.25% due 01/30/2013		$180,000	166,340
5.90% due 11/15/2011		50,000	49,006
7.875% due 08/01/2010		350,000	359,428
Banque du Liban, EMTN
10.00% due 04/25/2015		100,000	107,625
Barclays Bank PLC
7.40% due 12/15/2009		300,000	299,558
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	108,350
BB&T Capital Trust II
6.75% due 06/07/2036		$190,000	104,841
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		425,000	430,871
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	80,131
BNP Paribas, EMTN
4.75% due 04/04/2011		105,000	143,055
5.25% due 12/17/2012		50,000	68,100
5.431% due 09/07/2017		50,000	64,729
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		$365,000	387,578
BP Capital Markets PLC
4.75% due 03/10/2019		485,000	477,158
Camden Property Trust
4.375% due 01/15/2010		80,000	78,631
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	144,927

The accompanying notes are an integral part of the financial statements.
348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		$235,000	$221,106
5.85% due 09/01/2017		170,000	147,703
CenterCredit International BV
8.625% due 01/30/2014		550,000	223,325
Citigroup, Inc.
4.75% due 02/10/2019 (b)	EUR	40,000	25,769
5.125% due 02/14/2011		$300,000	275,464
5.50% due 08/27/2012		225,000	200,546
5.50% due 04/11/2013		650,000	571,072
5.85% due 07/02/2013		590,000	528,095
6.125% due 05/15/2018		755,000	651,668
6.50% due 08/19/2013		135,000	124,054
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	110,000	98,634
6.40% due 03/27/2013		120,000	137,127
Countrywide Financial Corp.
4.50% due 06/15/2010		$145,000	134,019
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	523,735
Credit Agricole SA, EMTN
5.971% due 01/02/2018	EUR	150,000	200,973
Credit Agricole SA, Series TSDI
5 due 06/20/2049 (b)	GBP	130,000	102,592
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		$450,000	450,585
6.125% due 11/15/2011		460,000	468,505
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	125,000	157,919
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$300,000	111,179
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	170,538
Credit Suisse/London, EMTN
5.125% due 09/18/2017	EUR	75,000	95,298
6.125% due 08/05/2013		50,000	68,097
Danske Bank A/S, EMTN
6.00% due 03/20/2016 (b)		50,000	47,257
Deutsche Bank AG
5.125% due 01/31/2013		40,000	51,767
Deutsche Bank AG, EMTN
4.50% due 03/07/2011		100,000	136,262
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		800,000	1,075,692
Digicel, Ltd.
9.25% due 09/01/2012 (g)		$800,000	706,000
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011	EUR	80,000	108,668
Duke Realty LP
6.25% due 05/15/2013		$245,000	177,740
E*Trade Financial Corp.
8.00% due 06/15/2011		250,000	106,250
12.50% due 11/30/2017		1,917,000	872,235
ERP Operating LP
3.85% due 08/15/2026		13,000	11,393
5.25% due 09/15/2014		200,000	160,464
Eurohypo AG
4.50% due 01/21/2013 (g)	EUR	342,000	474,400

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Federal Realty Investment Trust
6.00% due 07/15/2012		$155,000	$129,143
Felcor Lodging LP
8.50% due 06/01/2011		250,000	150,000
Fifth Third Bancorp
6.25% due 05/01/2013		800,000	763,825
8.25% due 03/01/2038		150,000	91,934
Finmeccanica Finance SA, EMTN
8.125% due 12/03/2013	EUR	75,000	106,648
Ford Motor Credit Company LLC
5.5444% due 04/15/2009 (b)		$975,000	962,812
7.875% due 06/15/2010		1,525,000	1,260,268
9.75% due 09/15/2010		875,000	719,815
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	50,000	57,063
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (g)		$275,000	284,625
GATX Financial Corp.
5.50% due 02/15/2012		285,000	266,473
GE Capital Canada Funding Company, MTN
4.65% due 02/11/2015	CAD	142,000	103,050
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	163,000	193,681
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	178,572
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	130,000	65,633
4.80% due 05/01/2013		$1,575,000	1,476,043
5.625% due 05/01/2018		645,000	560,841
5.875% due 01/14/2038		695,000	496,429
General Electric Capital Corp., MTN
5.25% due 10/19/2012		450,000	433,223
General Electric Capital Corp., MTNA
4.25% due 09/13/2010		695,000	684,971
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	496,338
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		680,000	670,430
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	75,000	85,569
5.125% due 10/16/2014		100,000	114,730
6.15% due 04/01/2018		$1,470,000	1,342,724
6.345% due 02/15/2034		361,000	213,123
6.60% due 01/15/2012		235,000	234,685
6.75% due 10/01/2037		550,000	371,988
6.875% due 01/15/2011		700,000	707,383
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	102,513
GTB Finance BV
8.50% due 01/29/2012		$510,000	296,621
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015 (a)		700,000	178,500
8.875% due 04/01/2015		175,000	19,688
9.75% due 04/01/2017		100,000	17,000
HBOS PLC
6.00% due 11/01/2033 (g)		390,000	214,034
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	63,000	56,843

The accompanying notes are an integral part of the financial statements.
349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Hospitality Properties Trust
5.625% due 03/15/2017		$255,000	$122,971
Host Hotels & Resorts LP
2.625% due 04/15/2027 (g)		575,000	399,625
Host Marriott LP
7.125% due 11/01/2013		575,000	464,313
Host Marriott LP, Series Q
6.75% due 06/01/2016		650,000	474,500
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)	EUR	79,000	92,944
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	93,728
HSBC France, EMTN
4.875% due 01/15/2014	EUR	100,000	133,797
HSBC Holdings PLC
3.625% due 06/29/2020 (b)		75,000	68,976
6.50% due 05/02/2036		$170,000	140,315
9.875% due 04/08/2018	GBP	120,000	183,367
HSBK Europe BV
7.25% due 05/03/2017		$100,000	47,368
7.75% due 05/13/2013		250,000	130,473
9.25% due 10/16/2013		250,000	132,394
HUB International Holdings, Inc.
9.00% due 12/15/2014 (g)		575,000	363,688
10.25% due 06/15/2015 (g)		1,025,000	486,875
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	463,000	629,326
Icahn Enterprises LP
7.125% due 02/15/2013		$625,000	496,875
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	10,896
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	84,783
ING Verzekeringen NV, EMTN
4.00% due 09/18/2013		50,000	60,122
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$480,000	275,016
5.45% due 03/24/2011		635,000	427,735
6.625% due 11/15/2013		695,000	384,960
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)	EUR	100,000	102,395
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	35,806
iPayment Investors LP
11.625% due 07/15/2014 (b)(g)		$443,264	310,285
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	139,861
6.25% due 01/15/2036		245,000	134,586
John Deere Capital Corp., MTN
4.95% due 12/17/2012		1,030,000	1,033,853
5.50% due 04/13/2017		140,000	132,668
JPMorgan Chase & Company
4.75% due 05/01/2013		1,045,000	1,012,937
6.00% due 01/15/2018		915,000	924,226
6.40% due 05/15/2038		405,000	397,108
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	50,087
4.375% due 11/12/2019 (b)		150,000	135,175
4.375% due 01/30/2014		100,000	123,217

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
JPMorgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$110,000	$74,553
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	154,913
KAR Holdings, Inc.
7.1925% due 05/01/2014 (b)		250,000	117,500
10.00% due 05/01/2015		1,325,000	576,375
Kimco Realty Corp., MTN
4.904% due 02/18/2015		55,000	35,924
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	341,000	266,252
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	275,429
8.50% due 01/18/2011		35,000,000	157,176
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	710,893
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	95,500
Lazard Group LLC
7.125% due 05/15/2015		550,000	457,015
Mack-Cali Realty LP
5.80% due 01/15/2016		75,000	50,258
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	214,777
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$850,000	696,796
7.75% due 05/14/2038		435,000	258,226
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	85,000	89,061
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		$210,000	176,525
6.875% due 04/25/2018		805,000	629,585
Metropolitan Life Global Funding
5.125% due 11/09/2011 (g)		435,000	417,805
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	79,821
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	134,000
Mizuho Capital Investment 1, Ltd.
6.686% due 12/31/2049 (b)(g)		120,000	72,096
Morgan Stanley
4.00% due 01/15/2010		500,000	496,473
Morgan Stanley, EMTN
3.75% due 03/01/2013	EUR	50,000	54,510
4.00% due 11/17/2015		150,000	145,615
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	113,593
Morgan Stanley, MTN
5.625% due 01/09/2012		$50,000	48,111
6.00% due 04/28/2015		2,420,000	2,284,766
6.625% due 04/01/2018		590,000	562,569
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	17,205
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		50,000	36,889
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	109,191

The accompanying notes are an integral part of the financial statements.
350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
National Gas Company
6.05% due 01/15/2036 (g)		$100,000	$66,000
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	58,252
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (g)		$110,000	54,675
NCNB Corp.
9.375% due 09/15/2009		340,000	333,343
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	104,022
Nexstar Finance, Inc.
7.00% due 01/15/2014		$111,000	48,285
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (g)		100,000	94,505
NLV Financial Corp.
7.50% due 08/15/2033 (g)		265,000	213,641
Northern Trust Company, BKNT
4.60% due 02/01/2013		100,000	100,621
Northern Trust Corp.
5.30% due 08/29/2011		141,000	143,264
5.50% due 08/15/2013		235,000	245,951
Nuveen Investments, Inc.
5.00% due 09/15/2010		350,000	199,500
10.50% due 11/15/2015 (g)		425,000	119,000
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		1,000,000	195,000
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (g)		15,000	14,085
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	112,591
5.50% due 05/14/2009	EUR	38,000	50,608
PF Export Receivables Master Trust
6.436% due 06/01/2015 (g)		$45,391	46,092
PNC Funding Corp.
5.625% due 02/01/2017		195,000	179,544
7.50% due 11/01/2009		285,000	283,833
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017	EUR	50,000	47,479
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	92,733
Principal Life Global Funding I
5.25% due 01/15/2013 (g)		160,000	148,861
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	35,394
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	93,258
4.25% due 01/16/2017		50,000	63,721
Rainbow National Services LLC
8.75% due 09/01/2012 (g)		$75,000	75,000
Reckson Operating Partnership
6.00% due 03/31/2016		200,000	112,778
Regency Centers LP
5.875% due 06/15/2017		120,000	80,523
RLI Corp.
5.95% due 01/15/2014		15,000	15,648
Royal Bank of Canada
5.00% due 01/20/2014	CAD	105,000	89,814
5.75% due 07/25/2011	EUR	50,000	69,356

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Royal Bank of Scotland Group PLC, EMTN
5.25% due 05/15/2013	EUR	65,000	$81,942
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013		40,000	44,203
6 due 06/29/2049 (b)	GBP	59,000	33,862
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	57,000	68,604
Santander Issuances SA, EMTN
4.75% due 05/29/2019 (b)		100,000	96,684
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016		70,000	89,839
Simon Property Group LP
4.60% due 06/15/2010		$125,000	117,864
5.75% due 12/01/2015		480,000	370,591
10.35% due 04/01/2019		35,000	34,016
Simon Property Group LP, REIT
5.30% due 05/30/2013		120,000	97,983
SLM Corp.
5.45% due 04/25/2011		1,175,000	751,646
SLM Corp., MTN
5.125% due 08/27/2012		225,000	121,238
8.45% due 06/15/2018		400,000	216,051
SLM Corp., MTN, Series A
1.2994% due 07/27/2009 (b)		1,100,000	1,059,817
SLM Corp., Series CPI
1.216% due 04/01/2009 (b)		315,000	315,000
Societe Generale
6.125% due 08/20/2018	EUR	50,000	63,569
Societe Generale, EMTN
5.25% due 03/28/2013		100,000	138,381
Sovereign Capital Trust VI
7.908% due 06/13/2036		$6,000	3,965
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)	EUR	210,000	204,596
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	66,443
5.625% due 07/29/2049 (b)(g)		$200,000	126,693
Sun Life Assurance Company of Canada
6.15% due 06/30/2022 (b)	CAD	44,000	34,078
Sun Life Financial Global Funding LP
1.7088% due 10/06/2013 (b)(g)		$250,000	170,438
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	249,195
TAM Capital, Inc.
7.375% due 04/25/2017		200,000	111,000
Teco Finance, Inc.
6.572% due 11/01/2017		35,000	27,038
7.00% due 05/01/2012		50,000	46,192
TMK Capital SA for OAO TMK
10.00% due 07/29/2011		200,000	129,308
10.00% due 07/29/2011		300,000	199,957
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	135,153
Toronto-Dominion Bank, MTN
5.69% due 06/03/2018 (b)	CAD	127,000	104,375
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		$150,000	90,907

The accompanying notes are an integral part of the financial statements.
351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Travelers Insurance Company Institutional
Funding, Ltd.
5.75% due 12/06/2011	GBP	52,000	$71,394
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	225,000	187,650
UBS AG/London, EMTN
5.375% due 04/11/2011		50,000	65,744
UCI Holdco, Inc.
9.32% due 12/15/2013		$418,374	33,470
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	100,000	102,371
6.10% due 02/28/2012		26,000	34,128
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	160,907
US Bank NA, BKNT
6.375% due 08/01/2011		450,000	472,603
USI Holdings Corp.
9.75% due 05/15/2015 (g)		225,000	101,250
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015		400,000	332,000
Ventas Realty LP
6.50% due 06/01/2016		465,000	402,225
Visant Corp.
7.625% due 10/01/2012		300,000	284,250
Vornado Realty LP
4.50% due 08/15/2009		35,000	34,362
VTB Capital SA
6.875% due 05/29/2018		250,000	188,702
Wachovia Corp.
5.75% due 02/01/2018		775,000	686,554
Wells Fargo & Company
2.125% due 06/15/2012		30,000	30,129
4.20% due 01/15/2010		475,000	475,152
4.875% due 01/12/2011		210,000	207,559
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	221,905
Wells Fargo Financial Canada Corp., MTN
4.33% due 12/06/2013	CAD	47,000	34,239
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	100,000	133,245
Willis North America, Inc.
6.20% due 03/28/2017		$195,000	136,680
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (g)		180,000	149,400
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	68,180

			67,803,721

Industrial - 2.86%
3M Company, MTN
5.125% due 11/06/2009		$95,000	97,403
5.70% due 03/15/2037		225,000	228,806
AGY Holding Corp.
11.00% due 11/15/2014		250,000	152,500
Allied Waste North America, Inc.
4.25% due 04/15/2034		261,000	238,815
6.875% due 06/01/2017		500,000	455,000
7.25% due 03/15/2015		1,725,000	1,630,125

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Allied Waste North America, Inc. (continued)
7.875% due 04/15/2013	$425,000	$422,875
American Railcar Industries, Inc.
7.50% due 03/01/2014	475,000	330,125
Anixter, Inc.
10.00% due 03/15/2014	375,000	347,812
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	275,000	82,500
Avnet, Inc.
5.875% due 03/15/2014	345,000	296,731
Ball Corp.
6.875% due 12/15/2012	625,000	631,250
BE Aerospace, Inc.
8.50% due 07/01/2018	475,000	396,031
Belden, Inc.
7.00% due 03/15/2017	650,000	533,000
Bombardier, Inc.
6.30% due 05/01/2014 (g)	575,000	405,375
6.75% due 05/01/2012 (g)	200,000	159,000
7.45% due 05/01/2034 (g)	375,000	217,500
8.00% due 11/15/2014 (g)	625,000	457,812
Bristow Group, Inc.
6.125% due 06/15/2013	400,000	324,000
7.50% due 09/15/2017	875,000	656,250
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017	429,000	422,163
6.15% due 05/01/2037	432,000	396,490
BWAY Corp.
10.00% due 10/15/2010	525,000	530,250
Canadian National Railway Company
6.25% due 08/01/2034	259,000	256,696
6.375% due 11/15/2037	65,000	68,585
Canadian Pacific Railway Company
5.75% due 05/15/2013	355,000	340,822
Casella Waste Systems, Inc.
9.75% due 02/01/2013	875,000	739,375
Caterpillar, Inc.
8.25% due 12/15/2038	125,000	135,437
Celestica, Inc.
7.875% due 07/01/2011	172,000	167,700
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	54,000
Clondalkin Acquisition BV
3.32% due 12/15/2013 (b)(g)	550,000	345,125
Columbus McKinnon Corp.
8.875% due 11/01/2013	560,000	520,800
Cooper US, Inc.
6.10% due 07/01/2017	210,000	206,118
CRH America, Inc.
5.30% due 10/15/2013 (g)	140,000	106,576
6.00% due 09/30/2016	240,000	169,224
6.40% due 10/15/2033	55,000	32,638
Crown Americas LLC
7.625% due 11/15/2013	450,000	451,687
7.75% due 11/15/2015	625,000	628,125
CSX Corp.
5.75% due 03/15/2013	290,000	280,135

The accompanying notes are an integral part of the financial statements.
352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Danaher Corp.
5.40% due 03/01/2019		$245,000	$247,990
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	197,500
Esco Corp.
5.195% due 12/15/2013 (b)(g)		175,000	110,250
8.625% due 12/15/2013 (g)		600,000	456,000
FedEx Corp.
5.50% due 08/15/2009		220,000	221,770
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	105,625
6.50% due 05/15/2013		350,000	311,500
GenCorp, Inc.
9.50% due 08/15/2013		725,000	522,000
General Cable Corp.
3.81% due 04/01/2015 (b)		175,000	123,812
General Dynamics Corp.
4.50% due 08/15/2010		315,000	323,805
Graham Packaging Company
9.875% due 10/15/2014		700,000	451,500
Graphic Packaging International Corp.
8.50% due 08/15/2011		600,000	519,000
9.50% due 08/15/2013		50,000	35,750
Greater Toronto Airports Authority, MTN
6.25% due 12/13/2012	CAD	50,000	42,812
6.47% due 02/02/2034		42,000	31,293
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012		$100,000	91,000
Hawk Corp.
8.75% due 11/01/2014		300,000	302,250
Honeywell International, Inc.
4.25% due 03/01/2013		275,000	283,357
5.30% due 03/01/2018		255,000	260,619
Kansas City Southern Railway Company
13.00% due 12/15/2013		150,000	153,000
Koppers Holdings, Inc.
zero coupon due 11/15/2014		1,025,000	835,375
Koppers, Inc.
9.875% due 10/15/2013		149,000	136,335
L-3 Communications Corp.
7.625% due 06/15/2012		300,000	301,125
L-3 Communications Corp., Series B
6.375% due 10/15/2015		825,000	777,562
Lafarge SA
6.15% due 07/15/2011		130,000	114,400
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	123,452
Lockheed Martin Corp.
4.121% due 03/14/2013		$580,000	598,863
Manitowoc, Inc.
7.125% due 11/01/2013		500,000	350,000
10.25% due 08/25/2014		500,000	354,375
Metals USA, Inc.
11.125% due 12/01/2015		325,000	195,000
Norfolk Southern Corp.
5.59% due 05/17/2025		25,000	21,903
5.75% due 04/01/2018		100,000	99,377
7.25% due 02/15/2031		110,000	111,575

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Northrop Grumman Corp.
7.125% due 02/15/2011		$800,000	$853,620
7.75% due 03/01/2016		30,000	34,572
Obrascon Huarte Lain SA
5.00% due 05/18/2012	EUR	100,000	89,145
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		$425,000	408,000
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)		650,000	455,000
RBS Global, Inc.
9.50% due 08/01/2014		425,000	344,250
Rock-Tenn Company
9.25% due 03/15/2016		250,000	250,000
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	67,027
Sally Holdings LLC
9.25% due 11/15/2014 (a)		$400,000	379,000
10.50% due 11/15/2016		100,000	87,500
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	352,500
SPX Corp.
7.625% due 12/15/2014		425,000	409,063
Terex Corp.
7.375% due 01/15/2014		100,000	86,500
Texas Industries, Inc.
7.25% due 07/15/2013		500,000	377,500
7.25% due 07/15/2013 (g)		175,000	132,125
TransDigm, Inc.
7.75% due 07/15/2014		375,000	349,688
Trinity Industries, Inc.
6.50% due 03/15/2014		175,000	141,750
Union Pacific Corp.
5.70% due 08/15/2018		220,000	209,404
6.125% due 02/15/2020		120,000	116,803
7.875% due 01/15/2019		295,000	325,332
United Technologies Corp.
5.375% due 12/15/2017		120,000	122,854
5.40% due 05/01/2035		100,000	91,889
6.125% due 02/01/2019		375,000	403,696
6.35% due 03/01/2011		370,000	394,337
US Concrete, Inc.
8.375% due 04/01/2014		225,000	90,000
Vitro SA de CV
8.625% due 02/01/2012		200,000	45,750
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		575,000	224,250
Waste Management, Inc.
6.10% due 03/15/2018		530,000	500,661
7.375% due 05/15/2029		15,000	13,625
WCA Waste Corp.
9.25% due 06/15/2014		400,000	293,000

			30,373,872

Technology - 0.67%
Affiliated Computer Services, Inc.
4.70% due 06/01/2010		450,000	431,437
Avago Technologies Finance
10.125% due 12/01/2013		375,000	333,750

The accompanying notes are an integral part of the financial statements.
353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
Dun & Bradstreet Corp.
5.50% due 03/15/2011		$120,000	$121,001
First Data Corp.
9.875% due 09/24/2015		1,075,000	628,875
10.55% due 09/24/2015		922,951	383,025
Hewlett-Packard Company
4.75% due 06/02/2014		550,000	556,010
International Business Machines Corp.
6.50% due 10/15/2013		375,000	414,821
6.625% due 01/30/2014	EUR	50,000	73,178
Oracle Corp.
5.00% due 01/15/2011		$780,000	817,745
Seagate Technology HDD Holdings
6.375% due 10/01/2011		250,000	182,500
SS&C Technologies, Inc.
11.75% due 12/01/2013		75,000	63,750
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		75,000	63,750
7.50% due 07/19/2010		475,000	437,594
SunGard Data Systems, Inc.
9.125% due 08/15/2013		977,000	849,990
9.125% due 02/28/2014		249,375	234,620
10.625% due 05/15/2015 (g)		325,000	284,375
Unisys Corp.
12.50% due 01/15/2016		275,000	71,844
Xerox Corp.
5.50% due 05/15/2012		215,000	186,205
5.65% due 05/15/2013		760,000	635,238
6.35% due 05/15/2018		485,000	361,325

			7,131,033

Utilities - 2.54%
AES Corp.
7.75% due 03/01/2014		50,000	44,750
8.875% due 02/15/2011		300,000	295,500
9.375% due 09/15/2010		350,000	344,750
9.50% due 06/01/2009		100,000	99,875
9.75% due 04/15/2016 (g)		1,600,000	1,504,000
Alabama Power Company
1.4388% due 08/25/2009 (b)		110,000	108,549
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		300,000	309,422
Appalachian Power Company
6.375% due 04/01/2036		160,000	131,110
7.95% due 01/15/2020		345,000	354,075
Appalachian Power Company, Series O
5.65% due 08/15/2012		350,000	348,620
Atmos Energy Corp.
4.00% due 10/15/2009		190,000	188,952
5.95% due 10/15/2034		35,000	23,954
8.50% due 03/15/2019		60,000	61,261
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	253,424
Black Hills Corp.
6.50% due 05/15/2013		225,000	208,321
Carolina Power & Light Company
5.30% due 01/15/2019		150,000	151,861

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014		$146,766	$152,663
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010		175,000	175,428
Centrica PLC, EMTN
7.125% due 12/09/2013	EUR	50,000	72,022
CEZ AS
4.125% due 10/17/2013		50,000	61,868
CMS Energy Corp.
8.50% due 04/15/2011		$25,000	25,133
Colorado Interstate Gas Company
5.95% due 03/15/2015		125,000	112,850
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		185,000	181,086
Consumers Energy Company
5.80% due 09/15/2035		100,000	81,834
Consumers Energy Company, Series J
6.00% due 02/15/2014		165,000	165,427
Detroit Edison Company
6.40% due 10/01/2013		210,000	224,505
Dominion Resources, Inc.
4.75% due 12/15/2010		345,000	347,453
Duke Energy Corp.
6.30% due 02/01/2014		395,000	404,373
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	55,000	77,182
5.50% due 01/19/2016		60,000	84,297
Edison SpA, EMTN
5.125% due 12/10/2010		28,000	38,303
EDP Finance BV, EMTN
3.75% due 06/22/2015		80,000	98,452
El Paso Electric Company
6.00% due 05/15/2035		$245,000	170,220
Electricite de France SA
5.50% due 01/26/2014		405,000	429,916
6.95% due 01/26/2039		575,000	569,919
Elia System Operator SA
4.75% due 05/13/2014	EUR	45,000	60,202
Energy Future Holdings Corp.
10.875% due 11/01/2017		$1,375,000	886,875
11.25% due 11/01/2017		2,425,000	1,024,562
Entergy Louisiana LLC
5.83% due 11/01/2010		30,000	29,960
GDF Suez, EMTN
4.375% due 01/16/2012	EUR	45,000	62,156
5.625% due 01/18/2016		45,000	63,179
Hydro One, Inc.
7.15% due 06/03/2010	CAD	74,000	62,285
Iberdrola Finanzas SAU, EMTN
7.50% due 11/25/2015	EUR	100,000	149,264
Illinois Power Company
6.125% due 11/15/2017		$120,000	109,044
Intergas Finance BV, Series REGS
6.375% due 05/14/2017		100,000	58,000
Jersey Central Power & Light Company
5.65% due 06/01/2017		410,000	384,797
Mirant Americas Generation LLC
8.30% due 05/01/2011		450,000	436,500

The accompanying notes are an integral part of the financial statements.
354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Mirant North America LLC
7.375% due 12/31/2013		$800,000	$724,000
Monongahela Power Company
5.70% due 03/15/2017 (g)		265,000	234,830
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	60,000	72,708
National Power Corp.
6.4031% due 08/23/2011 (b)(g)		$150,000	149,625
6.875% due 11/02/2016		100,000	93,078
Nevada Power Company
5.875% due 01/15/2015		40,000	37,910
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	206,812
Nisource Finance Corp.
1.8206% due 11/23/2009 (b)		120,000	114,491
6.15% due 03/01/2013		225,000	196,517
7.875% due 11/15/2010		175,000	171,963
10.75% due 03/15/2016		1,435,000	1,452,721
Northeast Utilities
5.65% due 06/01/2013		625,000	591,097
Northern States Power
5.25% due 03/01/2018		130,000	132,439
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	352,500
7.375% due 02/01/2016		2,255,000	2,097,150
Ohio Power Company
5.75% due 09/01/2013		195,000	195,530
Orion Power Holdings, Inc.
12.00% due 05/01/2010		225,000	232,031
Pacific Gas & Electric Company
4.80% due 03/01/2014		225,000	226,183
6.25% due 03/01/2039		185,000	183,256
6.35% due 02/15/2038		115,000	115,444
Piedmont Natural Gas Company
6.00% due 12/19/2033		10,000	9,023
PNM Resources, Inc.
9.25% due 05/15/2015		550,000	486,063
PPL Electric Utilities Corp.
7.125% due 11/30/2013		155,000	170,019
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	330,480
Reliant Energy, Inc.
6.75% due 12/15/2014		700,000	644,000
7.625% due 06/15/2014		675,000	546,750
7.875% due 12/31/2017		1,050,000	829,500
RWE Finance BV, EMTN
6.625% due 01/31/2019	EUR	100,000	144,269
Scottish & Southern Energy PLC, EMTN
6.125% due 07/29/2013		50,000	69,001
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	38,000	64,837
Sempra Energy
7.95% due 03/01/2010		$100,000	103,214
Sierra Pacific Resources
7.803% due 06/15/2012		125,000	120,866
8.625% due 03/15/2014		350,000	329,876
Southern California Edison Company
5.75% due 03/15/2014		160,000	172,995

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Gas Company
5.75% due 11/15/2035		$305,000	$300,079
Southern Company, Series A
5.30% due 01/15/2012		95,000	99,036
Tampa Electric Company
6.15% due 05/15/2037		235,000	187,272
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)		855,000	834,866
6.60% due 08/01/2013 (g)		120,000	121,205
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016		300,000	112,500
Union Electric Company
5.40% due 02/01/2016		285,000	259,311
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	39,858
Veolia Environnement
5.25% due 06/03/2013		$540,000	539,360
6.00% due 06/01/2018		455,000	430,727
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	53,950
4.875% due 05/28/2013		45,000	60,694
5.875% due 02/01/2012		29,000	40,474
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	233,533
5.10% due 11/30/2012		220,000	225,303
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		305,000	292,217
West Penn Power Company
5.95% due 12/15/2017 (g)		225,000	203,830
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	135,722
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	25,863

			27,025,157

TOTAL CORPORATE BONDS (Cost $363,737,778)			$318,527,572

CONVERTIBLE BONDS - 0.22%
Communications - 0.05%
NII Holdings, Inc.
2.75% due 08/15/2025		86,000	78,367
SBA Communications Corp.
1.875% due 05/01/2013 (g)		209,000	167,898
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027		525,000	283,150

			529,415

Consumer, Cyclical - 0.10%
Airtran Holdings, Inc.
7.00% due 07/01/2023		343,000	259,979
Ford Motor Company
4.25% due 12/15/2036		965,000	346,435
JetBlue Airways Corp.
3.75% due 03/15/2035		325,000	282,750
WESCO International, Inc.
1.75% due 11/15/2026		215,000	153,498

			1,042,662

The accompanying notes are an integral part of the financial statements.
355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Consumer, Non-cyclical - 0.03%
United Rentals North America, Inc.
1.875% due 10/15/2023	$392,000	$296,352
Energy - 0.01%
Peabody Energy Corp.
4.75% due 12/15/2066	200,000	143,521
Financial - 0.00%
General Growth Properties LP
3.98% due 04/15/2027 (g)	54,000	4,066
Industrial - 0.01%
Wesco International, Inc.
2.625% due 10/15/2025	78,000	67,763
Technology - 0.02%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012	600,000	265,776

TOTAL CONVERTIBLE BONDS (Cost $2,682,375)		$2,349,555

MUNICIPAL BONDS - 0.46%
Arizona - 0.04%
Salt River Project Agricultural Improvement &
Power District
5.00% due 01/01/2038	390,000	384,700

Connecticut - 0.01%
Connecticut State Development Authority
5.25% due 05/01/2031	130,000	130,125

District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	35,000	32,895

Florida - 0.03%
Orange County Florida Tourist Development
5.00% due 10/01/2018	355,000	360,279

Georgia - 0.08%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	230,000	254,953
De Kalb County GA Water and Sewer Revenue
5.00% due 10/01/2035	345,000	344,496
Metropolitan Atlanta Rapid Transit Authority
5.00% due 07/01/2037	280,000	274,988

		874,437

Illinois - 0.02%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	260,000	259,332

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	99,877

Maryland - 0.02%
County of Baltimore MD
5.00% due 02/01/2038	210,000	213,889

New York - 0.06%
New York City Housing Development Corp.
6.42% due 11/01/2027	120,000	104,335
New York State Urban Development Corp.
5.50% due 03/15/2018	175,000	201,211

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
Triborough Bridge & Tunnel Authority New York
5.00% due 11/15/2038	$385,000	$372,842

		678,388

North Carolina - 0.04%
Charlotte NC Water and Sewer Systems
4.75% due 07/01/2033	430,000	419,684

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	57,538

Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	260,000	291,541

Texas - 0.04%
Austin Texas Independent School District
5.00% due 08/01/2033	385,000	386,113

Utah - 0.05%
Utah Transit Authority Sales Tax Revenue
4.75% due 06/15/2032	210,000	202,543
5.25% due 06/15/2038	290,000	293,140

		495,683

West Virginia - 0.02%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	330,000	170,762

TOTAL MUNICIPAL BONDS (Cost $5,060,014)		$4,855,243

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.38%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	350,000	300,035
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	228,331	223,824
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	595,860
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	650,000	608,431
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
5.1951% due 02/25/2034 (b)	121,478	95,475
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1973% due 05/25/2034 (b)	67,923	54,809
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7513% due 09/25/2034 (b)	158,487	124,682
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8193% due 10/25/2034 (b)	77,351	57,603
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0888% due 11/25/2035 (b)	319,517	170,114

The accompanying notes are an integral part of the financial statements.
356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2343% due 11/25/2035 (b)	$192,399	$130,073
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	2,444	2,438
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	253,860
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	459,878	458,475
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	387,171
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	48,484	48,168
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	353,441
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	117,814	117,201
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	11,887	11,845
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.7179% due 09/11/2038 (b)	385,000	328,257
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	42,609
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	127,521	127,236
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	466,706
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	547,432	533,514
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	45,000	33,266
Bear Stearns Commercial Mortgage Securities,
Series 2007-T28, Class A4
5.742% due 09/11/2042	220,000	164,760
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A1
5.271% due 12/12/2049	0	0
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048 (g)	310,000	265,358
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	173,979	173,479
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2256% due 09/15/2020 (b)	225,000	180,786

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	$50,000	$38,905
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.0196% due 03/10/2017 (b)	1,850,000	1,323,510
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	118,766	117,319
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	202,722	200,419
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,815,000	1,199,479
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	218,688	215,920
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	91,158	87,226
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	444,946
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30% due 06/10/2032	65,401	65,282
Federal Home Loan Mortgage Corp., Series 199,
Class PO
zero coupon PO due 08/01/2028	6,873	6,415
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	288,681	297,454
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	122,456	4,650
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	37,026	2,382
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	40,972	215
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	159,910	163,074
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	721,000	729,955
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	180,572	189,509
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	139,685	142,974
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	22,406	22,407
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	36,201	36,188

The accompanying notes are an integral part of the financial statements.
357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	$600,000	$620,551
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	94,507
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	409,047	427,457
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	181,660	188,370
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	104,194	106,235
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	208,904	212,967
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	718,278	744,422
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	156,374	163,606
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	246,146	250,384
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	286,630	293,889
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	607,042	622,335
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	450,114	460,879
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	423,679	433,929
Federal Home Loan Mortgage Corp., Series R013,
Class AB
6.00% due 12/15/2021	201,721	205,782
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	19,893	20,048
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	144,311	150,486
Federal National Mortgage Association, Series
2003-32, Class PG
5.00% due 10/25/2027	350,000	352,928
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	16,610	187
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	403,422
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	36,448	37,117

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	$375,000	$389,263
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	251,289	257,050
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	25,554	3,514
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	398,326
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	257,100	256,255
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	59,824	60,122
Government National Mortgage Association, Series
1, Class 1
zero coupon PO due 07/20/2034	211,943	196,279
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	427,881	452,487
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	33,240	35,243
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	30,942	27,448
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	217,112	229,176
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	286,445	303,532
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	59,000	57,851
Government National Mortgage Association, Series
2004-108, Class A
3.999% due 05/16/2027	234,521	237,317
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	758,323	756,495
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	50,737
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	776,000	808,714
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	143,160
Government National Mortgage Association, Series
2007-77, Class B
4.314% due 10/16/2029 (b)	400,000	407,060
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	1,022,667	1,027,887

The accompanying notes are an integral part of the financial statements.
358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	$34,586	$34,506
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	257,565	248,102
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	600,000	469,429
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	115,366
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	262,259	258,509
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	675,000	486,247
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	720,000	571,967
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	406,880	408,025
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	219,803	222,309
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	31,901	30,513
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	478,055
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	60,000	41,940
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	170,967	169,375
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	200,486	198,625
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	455,000	303,191
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
5.8187% due 06/15/2049 (b)	440,000	302,614
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.5819% due 11/25/2036	116,504	99,647
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	525,000	487,969
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	287,253	286,860
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	363,000	287,666

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	$249,096	$247,926
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,367,500	1,043,056
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	33,365
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.8106% due 08/12/2041	460,000	410,401
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,200,000	840,400
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049 (b)	635,000	412,250
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.881% due 06/11/2049 (b)	1,675,000	1,205,645
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	0	0
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.6498% due 06/13/2042 (b)	400,000	331,132
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.2803% due 01/11/2043 (b)	50,000	38,813
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	17,705	17,651
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	304,388
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	144,251	144,002
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	580,301	583,428
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5962% due 03/15/2025 (b)	13,094	14,172
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.8116% due 01/25/2034 (b)	483,196	413,787
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5515% due 03/25/2035 (b)	333,011	242,535
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9281% due 03/25/2035 (b)	204,387	155,899
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.664% due 10/25/2036 (b)	925,010	514,987

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,766,021)		$35,939,874

ASSET BACKED SECURITIES - 1.99%
American Express Credit Account Master Trust,
Series 2005-5, Class A
0.5962% due 02/15/2013 (b)	770,000	735,491

The accompanying notes are an integral part of the financial statements.
359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
American Express Credit Account Master Trust,
Series 2006-B, Class A
0.3731% due 08/15/2013 (b)	$220,000	$205,893
American Express Credit Account Master Trust,
Series 2007-4, Class A
0.3231% due 12/17/2012 (b)	160,000	153,724
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,461,701
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	41,178	28,223
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	221,444	222,825
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (g)	135,000	127,305
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (g)	275,000	272,476
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (g)	893,859	889,285
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
0.655% due 03/20/2010 (b)(g)	184,015	182,025
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
2.5831% due 07/15/2016 (b)	40,000	16,429
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	335,000	261,274
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
0.6231% due 04/15/2013	130,000	99,220
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
1.0831% due 11/15/2012 (b)(g)	1,125,000	1,101,926
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	540,000	545,111
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	450,000	452,363
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	16,954	11,036
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
1.2619% due 10/25/2032 (b)	8,972	7,498
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	114,237	89,279
Chase Issuance Trust, Series 2007-A15, Class A
4.96% due 09/17/2012	805,000	815,221
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,119,520
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	70,032	70,548

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	$295,000	$204,808
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	475,000	450,107
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	466,604
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	739,310
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	345,000	344,706
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (g)	159,315	158,930
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	268,077	271,115
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	213,423
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	151,560	154,078
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	15,485	15,467
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	188,070	188,562
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	297,977	296,031
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 06/15/2012	300,000	292,947
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (g)	240,000	241,744
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	54,978	54,879
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (g)	484,445	398,749
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (g)	16,353	13,958
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (g)	171,985	140,857
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
0.6231% due 10/15/2013 (b)	425,000	291,711
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	250,000	249,736
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 08/15/2011	275,000	277,583

The accompanying notes are an integral part of the financial statements.
360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (g)	350,000	$328,624
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	511,191
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	398,793
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	455,173
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	284,000	301,982
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	19,285	16,854
SLM Student Loan Trust, Series 2008-4, Class A2
2.2094% due 07/25/2016 (b)	725,000	709,669
SLM Student Loan Trust, Series 2008-6, Class A1
1.5594% due 10/27/2014	511,953	507,295
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	133,389	130,980
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	525,000	457,806
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011	68,249	68,310
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013	1,085,000	1,118,649
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012	1,043,955	1,055,224
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012	425,000	428,254
Volkswagen Auto Loan Enhanced Trust, Series
2007-1, Class A3
5.20% due 01/20/2010	15,980	16,011
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011	0	0
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012	0	0
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	220,000	159,602
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013	225,000	214,312

TOTAL ASSET BACKED SECURITIES
(Cost $22,287,076)		$21,212,407

SUPRANATIONAL OBLIGATIONS - 0.31%
Government - 0.31%
European Investment Bank
8.75% due 08/25/2017	350,000	676,371

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Government (continued)
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	990,000	$1,405,971
Inter-American Development Bank
4.40% due 01/26/2026	CAD	554,000	397,032
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	680,000	521,916
Queensland Treasury Corp., Series 17
6.00% due 09/14/2017		445,000	324,535

			3,325,825

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,740,128)			$3,325,825

SHORT TERM INVESTMENTS - 9.69%
Bank of New York
5.41% due 05/15/2009		$300,000	$303,111
John Hancock Cash
Investment Trust, 0.7795% (c)(f)		11,728,213	11,728,213
T. Rowe Price Reserve Investment Fund,
0.3436%		91,043,033	91,043,033

TOTAL SHORT TERM INVESTMENTS
(Cost $103,074,357)			$103,074,357

REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$4,594,013 on 04/01/2009,
collateralized by $3,345,000
Federal National Mortgage
Association, 6.625% due
11/15/2030 (valued at $4,436,306
including interest) and $230,000
U.S. Treasury Notes, 4.875% due
06/30/2012 (valued at $258,957
including interest)		$4,594,000	$4,594,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,594,000)			$4,594,000

Total Investments (Spectrum Income Trust)
(Cost $1,204,990,679) - 101.17%			$1,076,274,905
Liabilities in Excess of Other Assets - (1.17)%			(12,487,833)

TOTAL NET ASSETS - 100.00%			$1,063,787,072

Strategic Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 6.73%
Treasury Inflation-Protected
Securities (d) - 4.36%
2.00% due 01/15/2016		$53,183	$54,861
2.375% due 01/15/2017		690,921	733,672
2.375% due 01/15/2025 ***		10,079,820	10,473,558
2.50% due 01/15/2029		13,274,550	14,373,842

The accompanying notes are an integral part of the financial statements.
361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation-Protected
Securities (d) (continued)
2.625% due 07/15/2017 ***	$234,280	$254,414

		25,890,347

U.S. Treasury Bonds - 0.03%
3.50% due 02/15/2039	80,000	79,050
5.375% due 02/15/2031	70,000	88,255

		167,305

U.S. Treasury Notes - 2.34%
1.75% due 03/31/2014	10,000,000	10,034,380
2.375% due 03/31/2016	3,790,000	3,814,575

		13,848,955

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,589,016)		$39,906,607

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.43%
Federal Home Loan Bank - 11.57%
4.50% due 10/09/2009	39,300,000	40,032,002
5.00% due 09/18/2009 (a)	28,100,000	28,632,888

		68,664,890

Federal Home Loan Mortgage Corp. - 4.63%
3.75% due 03/27/2019	1,470,000	1,489,743
5.00% due 12/01/2034	127,800	132,189
5.50% due 11/01/2035 to 01/01/2038	22,868,413	23,762,982
5.50% TBA **	2,000,000	2,074,688

		27,459,602

Federal National Mortgage
Association - 22.27%
2.75% due 03/13/2014	2,700,000	2,723,653
3.78% due 11/01/2035	226,625	227,357
5.00% due 08/01/2034 to 11/01/2036	6,804,322	7,040,333
5.00% TBA **	59,800,000	61,687,438
5.25% due 08/01/2012	290,000	303,627
5.50% due 02/01/2035 to 05/01/2038	29,657,285	30,848,290
5.50% TBA **	26,240,000	27,232,200
6.00% due 04/18/2036	970,000	1,026,196
6.00% TBA **	500,000	523,320
6.25% due 02/01/2011	360,000	380,275
7.50% due 07/01/2030 to 02/01/2031	13,451	14,444
8.00% due 08/01/2027	61,282	65,318
8.80% due 01/25/2019	46,001	51,266
10.40% due 04/25/2019	10,520	11,567

		132,135,284

Government National Mortgage
Association - 2.96%
5.00% due 04/15/2034 to 04/15/2035	4,094,502	4,261,286
5.00% TBA **	200,000	207,281
6.00% TBA **	12,500,000	13,055,508
7.50% due 04/15/2022 to 10/15/2027	17,613	18,793

		17,542,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $241,721,253)		$245,802,644

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.74%
Brazil - 1.68%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,130,000	$859,140
10.00% due 01/01/2012		1,938,000	838,601
10.00% due 07/01/2010		18,700,000	8,251,240
10.00% due 01/01/2010		1,000	441

			9,949,422

Indonesia - 0.24%
Republic of Indonesia
11.00% due 09/15/2025	IDR	19,615,000,000	1,456,238

Italy - 0.35%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	2,060,183

Russia - 0.70%
Government of Russia
7.50% due 03/31/2030		4,445,280	4,191,588

Turkey - 0.77%
Republic of Turkey
6.875% due 03/17/2036		5,731,000	4,556,145

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $25,388,537)			$22,213,576

CORPORATE BONDS - 44.92%
Basic Materials - 3.06%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (g)		980,000	842,800
Appleton Papers, Inc.
8.125% due 06/15/2011		50,000	30,125
Appleton Papers, Inc., Series B
9.75% due 06/15/2014		430,000	77,400
Arco Chemical Company
9.80% due 02/01/2020 ^		100,000	10,000
Evraz Group SA
8.875% due 04/24/2013 (g)		1,460,000	927,100
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		2,560,000	2,393,600
Georgia Gulf Corp.
9.50% due 10/15/2014		40,000	6,700
10.75% due 10/15/2016		905,000	63,350
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)		3,310,000	2,830,050
Huntsman International LLC
7.875% due 11/15/2014		95,000	38,950
Methanex Corp.
8.75% due 08/15/2012		205,000	178,862
NewPage Corp.
7.42% due 05/01/2012 (b)		2,545,000	814,400
Noranda Aluminium Acquisition Corp., PIK
6.8275% due 05/15/2015 (b)		190,000	58,900
Novelis, Inc.
7.25% due 02/15/2015		3,435,000	1,374,000
Ryerson, Inc.
12.25% due 11/01/2015 (g)		4,235,000	2,403,363
Smurfit Capital Funding PLC
7.50% due 11/20/2025		300,000	169,500
Steel Dynamics, Inc.
7.375% due 11/01/2012		150,000	117,000

The accompanying notes are an integral part of the financial statements.
362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Vale Overseas, Ltd.
6.875% due 11/21/2036	$4,625,000	$3,993,868
8.25% due 01/17/2034	50,000	49,470
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	820,000	606,800
Verso Paper Holdings LLC, Series B
11.375% due 08/01/2016	980,000	230,300
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	952,274

		18,168,812

Communications - 4.85%
Affinion Group, Inc.
10.125% due 10/15/2013	670,000	509,200
11.50% due 10/15/2015	170,000	105,400
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	190,000	226,074
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,689,698
AT&T, Inc.
5.60% due 05/15/2018	420,000	408,704
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	3,554,000	382,055
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	480,000	427,200
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	2,290,000	14,312
12.125% due 01/15/2012 ^	60,000	600
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (g)	550,000	533,500
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	70,000	47,600
Citizens Communications Company
7.875% due 01/15/2027	300,000	202,500
Comcast Corp.
6.50% due 01/15/2015	860,000	855,158
6.50% due 01/15/2017	450,000	445,462
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	385,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	804,515
EchoStar DBS Corp.
7.75% due 05/31/2015	1,425,000	1,311,000
Expedia, Inc.
8.50% due 07/01/2016 (g)	45,000	38,250
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	165,000	825
Idearc, Inc.
8.00% due 11/15/2016 ^	1,510,000	39,637
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	710,000	688,700
Level 3 Financing, Inc.
9.25% due 11/01/2014	670,000	462,300
News America, Inc.
5.30% due 12/15/2014	5,010,000	4,709,300
6.65% due 11/15/2037	70,000	52,454
Nextel Communications, Inc.
6.875% due 10/31/2013	100,000	57,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	$715,000	$668,525
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	480,075
Qwest Corp.
4.57% due 06/15/2013 (b)	30,000	25,725
Rogers Wireless, Inc.
8.00% due 12/15/2012	140,000	141,225
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,127,665
Sprint Capital Corp.
8.375% due 03/15/2012	2,920,000	2,628,000
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	741,976
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	775,734
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,586,007
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	2,580,000	1,322,250
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	680,000	326,400
Verizon Communications, Inc.
5.50% due 02/15/2018	1,440,000	1,371,348
Verizon Florida LLC, Series F
6.125% due 01/15/2013	520,000	523,370
Vimpelcom
8.375% due 04/30/2013 (g)	1,220,000	884,500
Virgin Media, Inc.
9.125% due 08/15/2016	1,395,000	1,297,350
Windstream Corp.
8.625% due 08/01/2016	470,000	461,775

		28,758,369

Consumer, Cyclical - 2.28%
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	1,670,000	751,500
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	333,500
Buffets, Inc.
12.50% due 11/01/2014 ^	300,000	30
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	386,000	110,010
Continental Airlines, Inc., Series C
7.339% due 04/19/2014 (e)	170,000	108,865
CVS Corp.
9.35% due 01/10/2023 (g)	3,000,000	907,740
CVS Pass-Through Trust
6.036% due 12/10/2028 (g)	805,318	605,205
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	3,550,000	887,500
Dollar General Corp.
10.625% due 07/15/2015	350,000	349,125
Dollar General Corp., PIK
11.875% due 07/15/2017	160,000	157,200
El Pollo Loco, Inc.
11.75% due 11/15/2013	140,000	102,200
Ford Motor Company
6.625% due 10/01/2028	225,000	67,500

The accompanying notes are an integral part of the financial statements.
363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Ford Motor Company (continued)
7.45% due 07/16/2031	$8,155,000	$2,589,212
8.875% due 01/15/2022	145,000	43,500
8.90% due 01/15/2032	150,000	45,375
General Motors Corp.
8.25% due 07/15/2023	870,000	102,225
8.375% due 07/15/2033	13,270,000	1,592,400
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	36,225
Interface, Inc.
9.50% due 02/01/2014	150,000	106,500
10.375% due 02/01/2010	225,000	216,000
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	1,085,000	755,431
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	160,000	31,200
MGM Mirage, Inc.
7.625% due 01/15/2017	400,000	142,000
8.375% due 02/01/2011	245,000	25,725
Michaels Stores, Inc.
10.00% due 11/01/2014	1,120,000	527,800
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	62,500
7.125% due 08/15/2014	225,000	63,000
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (g)	2,715,000	872,194
Norcraft Companies LP
9.00% due 11/01/2011	720,000	612,000
Norcraft Holdings Capital
9.75% due 09/01/2012	285,000	225,150
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	20,000
Sbarro, Inc.
10.375% due 02/01/2015	240,000	88,800
Station Casinos, Inc.
7.75% due 08/15/2016 ^	420,000	96,600
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	532,000
Visteon Corp.
8.25% due 08/01/2010	814,000	40,700
12.25% due 12/31/2016 (g)	2,102,000	105,100
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	210,000	229,581

		13,541,593

Consumer, Non-cyclical - 4.17%
Alliance One International, Inc.
8.50% due 05/15/2012	60,000	51,000
11.00% due 05/15/2012	600,000	558,000
Altria Group, Inc.
9.70% due 11/10/2018	780,000	849,030
American Greetings Corp.
7.375% due 06/01/2016	30,000	14,700
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	831,000	473,670
Biomet, Inc.
10.375% due 10/15/2017	570,000	481,650
11.625% due 10/15/2017	1,520,000	1,341,400

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Ceridian Corp., PIK
12.25% due 11/15/2015	$160,000	$60,800
Community Health Systems, Inc.
8.875% due 07/15/2015	540,000	510,300
Corrections Corp. of America
6.75% due 01/31/2014	350,000	335,125
DaVita, Inc.
7.25% due 03/15/2015	610,000	586,362
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	500,000	471,250
Dole Food Company, Inc.
8.875% due 03/15/2011	742,000	632,555
Education Management Corp.
10.25% due 06/01/2016	1,550,000	1,449,250
H&E Equipment Services, Inc.
8.375% due 07/15/2016	670,000	422,100
HCA, Inc.
6.375% due 01/15/2015	630,000	412,650
7.50% due 11/15/2095	60,000	27,987
9.125% due 11/15/2014	1,030,000	968,200
9.25% due 11/15/2016	1,820,000	1,656,200
9.625% due 11/15/2016	4,003,000	3,192,393
Hertz Corp.
10.50% due 01/01/2016	2,435,000	1,059,225
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,563,232
Kroger Company
6.15% due 01/15/2020	80,000	79,123
6.40% due 08/15/2017	60,000	61,595
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^ (a)	770,000	1,925
Penhall International Corp.
12.00% due 08/01/2014 (g)	2,875,000	934,375
Rental Service Corp.
9.50% due 12/01/2014	3,565,000	1,746,850
Service Corp. International
7.50% due 04/01/2027	45,000	33,075
7.625% due 10/01/2018	105,000	90,300
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	3,069,000
7.375% due 02/01/2013	9,000	7,155
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	750,000	571,875
U.S. Oncology Holdings, Inc., PIK
6.903% due 03/15/2012	350,000	210,000
Universal Hospital Services, Inc.
8.288% due 06/01/2015 (b)	70,000	50,750
8.50% due 06/01/2015	60,000	53,400
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	840,000	741,300

		24,767,802

Diversified - 0.20%
Leucadia National Corp.
7.125% due 03/15/2017	10,000	6,850
8.125% due 09/15/2015	1,450,000	1,147,312

		1,154,162

The accompanying notes are an integral part of the financial statements.
364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 6.92%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	$1,370,000	$1,070,040
Anadarko Petroleum Corp.
5.95% due 09/15/2016	100,000	86,128
8.70% due 03/15/2019	2,580,000	2,581,249
Belden & Blake Corp.
8.75% due 07/15/2012	1,070,000	743,650
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	191,100
6.625% due 01/15/2016	105,000	87,412
6.875% due 01/15/2016	550,000	462,000
7.25% due 12/15/2018	305,000	250,481
9.50% due 02/15/2015	430,000	418,175
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	75,050
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	222,250
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,190,507
Corral Finans AB, PIK
2.5944% due 04/15/2010 (b)(g)	212,860	97,916
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	331,500
El Paso Corp.
7.00% due 06/15/2017	2,020,000	1,720,396
7.375% due 12/15/2012	725,000	673,938
7.75% due 01/15/2032	10,155,000	7,565,851
7.80% due 08/01/2031	3,373,000	2,520,309
7.875% due 06/15/2012	600,000	570,693
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	837,256
Enterprise Products Operating LP
8.375% to 08/01/2016 than variable due
08/01/2016	300,000	201,000
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	399,125
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,680,000	1,218,000
6.51% due 03/07/2022 (g)	930,000	599,850
8.625% due 04/28/2034	1,175,000	1,045,750
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,061,285
7.875% due 10/01/2029	150,000	135,753
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	208,000
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	1,660,000	1,377,800
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	689,632
Key Energy Services, Inc.
8.375% due 12/01/2014	250,000	157,500
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	231,337
6.75% due 03/15/2011	190,000	193,752
7.125% due 03/15/2012	25,000	25,584
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	103,600
OAO Gazprom
9.625% due 03/01/2013	300,000	286,140

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp.
7.00% due 11/01/2013	$770,000	$859,702
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	135,625
8.25% due 12/15/2014	200,000	89,500
Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,623,000	6,880,445
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	196,800
Pride International, Inc.
7.375% due 07/15/2014	355,000	349,675
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	178,125
SemGroup LP
8.75% due 11/15/2015 ^ (g)	250,000	8,750
VeraSun Energy Corp.
9.875% due 12/15/2012 ^	375,000	360,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	160,000	102,400
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	431,250
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	70,125
7.875% due 09/01/2021	635,000	587,375
8.75% due 03/15/2032	227,000	206,002

		41,085,783

Financial - 15.56%
Aiful Corp.
5.00% due 08/10/2010 (g)	860,000	301,000
American General Finance Corp.
6.90% due 12/15/2017	410,000	143,700
American International Group, Inc., MTN
5.85% due 01/16/2018	240,000	93,961
Ashton Woods USA LLC/Ashton Woods Finance
Company
zero coupon, Step up to 11.00% on
02/24/2012 due 06/30/2015 (g)	67,600	25,674
Bank of America Corp.
5.42% due 03/15/2017	2,300,000	1,397,857
Bank of the West, Series 1
2.15% due 03/27/2012	1,430,000	1,432,670
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,860,000	3,986,276
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	200,000	82,000
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (g)	13,081,500	10,268,978
Citibank NA
1.625% due 03/30/2011	1,460,000	1,462,466
Citigroup, Inc.
2.125% due 04/30/2012	940,000	943,166
5.00% due 09/15/2014	1,570,000	1,040,755
5.875% due 05/29/2037	12,160,000	9,338,090
6.125% due 08/25/2036	70,000	37,615
6.875% due 03/05/2038	1,760,000	1,534,423
Countrywide Financial Corp.
6.25% due 05/15/2016	610,000	507,502

The accompanying notes are an integral part of the financial statements.
365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Credit Suisse USA, Inc.
5.50% due 08/16/2011	$510,000	$511,614
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	1,790,000	1,715,833
Emeralds 2006-1-O
1.4456% due 08/04/2020 (b)(e)(g)	104,967	78,200
Ford Motor Credit Company LLC
4.01% due 01/13/2012 (b)	110,000	69,300
6.57% due 06/15/2011 (b)	1,179,000	831,195
7.00% due 10/01/2013	100,000	66,866
7.375% due 10/28/2009	130,000	116,591
7.80% due 06/01/2012	1,050,000	711,612
7.875% due 06/15/2010	2,825,000	2,334,594
9.875% due 08/10/2011	450,000	340,637
12.00% due 05/15/2015	16,410,000	12,435,695
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,000	4,300
General Electric Capital Corp.
2.20% due 06/08/2012	100,000	100,646
2.25% due 03/12/2012	3,430,000	3,453,835
Glitnir Banki HF
6.33% due 07/28/2011 ^ (g)	720,000	77,400
6.375% due 09/25/2012 ^ (g)	870,000	93,525
6.693% due 06/15/2016 ^ (b)(g)	1,220,000	122
7.451% due 09/14/2049 ^ (b)(g)	100,000	10
GMAC LLC
6.00% due 04/01/2011 (g)	1,802,000	1,280,393
7.50% due 12/31/2013 (g)	522,000	250,915
8.00% due 11/01/2031 (g)	13,140,000	6,322,442
8.00% due 12/31/2018 (g)	626,000	181,734
Goldman Sachs Group LP
4.50% due 06/15/2010	1,090,000	1,087,664
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	1,275,000	143,438
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	3,200,000	640,000
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)	746,000	419,446
6.375% due 04/30/2022 (b)	830,000	458,824
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	828,444
JPMorgan Chase & Company
2.125% due 06/22/2012	900,000	904,340
6.625% due 03/15/2012	1,925,000	1,880,223
Kaupthing Bank HF
7.125% due 05/19/2016 ^ (g)	440,000	44
7.625% due 02/28/2015 ^ (e)(g)	2,410,000	186,775
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^	1,380,000	175,950
6.20% due 09/26/2014 ^	440,000	56,100
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^	260,000	31,200
6.75% due 12/28/2017 ^	2,170,000	217
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,600,000	947,382
Morgan Stanley
1.5925% due 10/18/2016 (b)	430,000	288,281
1.95% due 06/20/2012	2,700,000	2,695,985
2.00% due 09/22/2011	1,000,000	1,005,869

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Morgan Stanley (continued)
4.75% due 04/01/2014	$3,110,000	$2,542,664
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	175,000	129,500
7.00% due 05/01/2017 (g)	190,000	136,800
Realogy Corp.
10.50% due 04/15/2014	1,067,000	298,760
11.00% due 04/15/2014	625	103
12.375% due 04/15/2015	1,370,000	232,900
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	1,590,000	1,100,439
7.125% due 01/14/2014	1,140,000	870,743
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(g)	1,410,000	239,700
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(g)	80,000	20,000
9.125% due 02/01/2015 (g)	300,000	78,000
State Street Corp.
2.15% due 04/30/2012	2,700,000	2,711,105
TNK-BP Finance SA
7.50% due 07/18/2016 (g)	2,560,000	1,856,000
7.875% due 03/13/2018 (g)	600,000	420,000
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	2,590,000	518,000
8.25% due 01/22/2037	430,000	86,000
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	500,000	415,000
Ventas Realty LP
6.50% due 06/01/2016	65,000	56,225
6.75% due 04/01/2017	275,000	235,125
Wachovia Corp.
5.25% due 08/01/2014	3,280,000	2,723,414
Wells Fargo Company
5.30% due 08/26/2011	2,360,000	2,313,947

		92,308,199

Industrial - 3.65%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	3,875,000	1,162,500
Eastman Kodak Company
3.375% due 10/15/2033	7,830,000	6,029,695
7.25% due 11/15/2013	8,650,000	4,887,250
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	259,350
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	1,150,000	908,500
7.625% due 12/01/2013	80,000	64,800
12.50% due 04/01/2016 (g)	5,000	4,775
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	853,187
Metals USA, Inc.
11.125% due 12/01/2015	650,000	390,000
NewPage Holding Corp.
9.966% due 11/01/2013 (b)	2,004,906	55,135

The accompanying notes are an integral part of the financial statements.
366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Nortek, Inc.
8.50% due 09/01/2014	$190,000	$19,000
NTK Holdings, Inc.
10.75% due 03/01/2014	1,305,000	78,300
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	20,000	2,200
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	100,000	70,000
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	175,000	219
Swift Transportation Company, Inc.
8.9844% due 05/15/2015 (b)(g)	190,000	41,800
12.50% due 05/15/2017 (g)	675,000	148,500
Tyco International Group SA
6.00% due 11/15/2013	90,000	84,677
6.375% due 10/15/2011	280,000	283,683
6.75% due 02/15/2011	660,000	665,456
Tyco International, Ltd.
6.875% due 01/15/2021	5,130,000	4,289,567
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,379,537

		21,678,131

Technology - 0.13%
Activant Solutions, Inc.
9.50% due 05/01/2016	225,000	137,812
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	20,000	3,600
Sensata Technologies B.V.
8.00% due 05/01/2014 (g)	290,000	87,000
SunGard Data Systems, Inc.
10.25% due 08/15/2015	795,000	556,500

		784,912

Utilities - 4.10%
AES Corp.
7.75% due 03/01/2014	4,966,000	4,444,570
7.75% due 10/15/2015	400,000	349,000
8.00% due 10/15/2017	3,505,000	3,005,538
9.375% due 09/15/2010	1,730,000	1,704,050
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,396,659
Edison Mission Energy
7.00% due 05/15/2017	460,000	335,800
7.20% due 05/15/2019	610,000	423,950
7.625% due 05/15/2027	230,000	138,000
7.75% due 06/15/2016	260,000	197,600
Energy Future Holdings Corp.
11.25% due 11/01/2017	5,310,000	2,243,475
Exelon Corp.
5.625% due 06/15/2035	635,000	424,179
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	820,743
7.375% due 11/15/2031	1,215,000	988,735
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	818,407	777,487
Mirant North America LLC
7.375% due 12/31/2013	500,000	452,500
NRG Energy, Inc.
7.25% due 02/01/2014	1,725,000	1,621,500

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
7.375% due 02/01/2016	$1,175,000	$1,092,750
Orion Power Holdings, Inc.
12.00% due 05/01/2010	250,000	257,813
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	910,046
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	587,897
TXU Corp., Series Q
6.50% due 11/15/2024	1,080,000	302,967
TXU Corp., Series R
6.55% due 11/15/2034	6,710,000	1,818,611

		24,293,870

TOTAL CORPORATE BONDS (Cost $398,986,928)		$266,541,633

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.73%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	1,640,000	1,215,342
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.7091% due 04/25/2035 (b)	218,609	142,625
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 24A1
5.7778% due 02/25/2036 (b)	1,801,669	876,685
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.3836% due 11/25/2034 (b)	821,780	461,552
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	530,162
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	467,316	460,862
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.745% due 07/20/2046 (b)	3,706,411	1,332,623
Countrywide Home Loans, Series 2005-9, Class 2A1
0.7419% due 05/25/2035 (b)	139,217	53,408
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7012% due 04/20/2036 (b)	234,627	120,678
Countrywide Home Loans,
Series 2004-25, Class 2A1
0.8619% due 02/25/2035 (b)	188,218	86,988
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5515% due 02/15/2039 (b)	2,580,000	2,091,762
First Boston Mortgage Securities Corp., Series D,
Class I-O
10.965% IO due 05/25/2017	16,757	2,758
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5633% IO due 05/17/2032 (b)	24,821,557	264,950
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0713% due 09/19/2035 (b)	81,241	66,285
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	621,382	540,323

The accompanying notes are an integral part of the financial statements.
367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 1A1
0.7819% due 10/25/2045 (b)	$277,429	$149,485
Greenpoint Mortgage Funding Trust, Series
2006-AR5, Class A1A
0.6019% due 10/25/2046 (b)	826,067	674,572
Impac Secured Assets Corp., Series 2005-2,
Class A1
0.8419% due 03/25/2036 (b)	1,279,040	533,821
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
0.7219% due 06/25/2047 (b)	4,708,998	1,662,838
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.8359% due 08/25/2037 (b)	3,441,888	1,411,470
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	3,960,000	2,801,047
JPMorgan Mortgage Trust, Series 2005-A6, Class
7A1
4.9616% due 08/25/2035 (b)	477,526	263,233
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.7119% due 05/25/2046 (b)	2,758,747	1,041,795
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8465% due 01/25/2036 (b)	1,025,308	689,926
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
0.7319% due 04/25/2046 (b)	3,425,492	1,229,658
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
5.5441% due 10/25/2032 (b)	628,866	429,369
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033 (b)	1,084,384	1,072,365
Merit Securities Corp., Series 11PA, Class B2
2.0225% due 09/28/2032 (b)(g)	611,326	438,840
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6573% due 05/12/2039 (b)	1,810,000	1,309,306
Morgan Stanley Mortgage Loan Trust, Series
2004-11AR, Class 1A1
0.8419% due 01/25/2035 (b)	1,422,369	649,438
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3734% due 10/25/2034 (b)	633,496	353,856
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.002% due 06/25/2036 (b)	2,791,068	2,079,129
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
0.7119% due 09/25/2046 (b)	2,709,962	1,125,848
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (g)	3,480,958	2,353,590
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 5A1
5.5193% due 09/25/2035 (b)	1,805,037	982,825
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 1A
5.982% due 11/25/2035 (b)	2,210,848	979,957

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
5.4028% due 08/25/2035 (b)	$201,994	$95,530
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR4, Class A1
0.8319% due 12/25/2035 (b)	689,411	288,105
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
0.7119% due 07/25/2046 (b)	3,160,139	1,023,931
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
0.6269% due 05/25/2046 (b)	3,506,727	3,336,472
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
0.6319% due 06/25/2046 (b)	3,857,941	3,799,563
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2103% due 09/25/2037 (b)	2,195,260	1,523,092
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2002% due 09/25/2037 (b)	2,077,914	1,299,300
WaMu Mortgage Pass-Through Certificates, Series
2005-AR11, Class A1B3
0.9219% due 08/25/2045 (b)	372,633	127,316
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
0.8119% due 10/25/2045 (b)	960,501	394,249
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
0.7919% due 12/25/2045 (b)	2,222,742	902,660
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
0.8119% due 12/25/2045 (b)	370,457	149,379
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.7519% due 04/25/2045 (b)	611,285	248,835
WaMu Mortgage Pass-Through Certificates, Series
2005-AR8, Class 1A1A
0.7919% due 07/25/2045 (b)	920,130	349,992
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
0.6519% due 08/25/2036 (b)	1,933,221	1,840,047

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,702,756)		$45,857,842

ASSET BACKED SECURITIES - 3.05%
ACE Securities Corp., Series 2006-GP1, Class A
0.6519% due 02/25/2031 (b)	1,748,368	1,049,061
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.3219% due 08/25/2032 (b)	128,595	45,033
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.4063% due 04/15/2033 (b)	92,797	44,086
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	2,717,560	1,553,231
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,576,319	1,431,907

The accompanying notes are an integral part of the financial statements.
368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
1.7719% due 06/25/2034 (b)	$308,908	$24,522
GSAMP Trust, Series 2006-S4, Class A1
0.6119% due 05/25/2036 (b)	838,348	187,440
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
0.6519% due 06/25/2036 (b)	2,686,429	386,205
Lehman XS Trust, Series 2007-9, Class 1A1
0.6419% due 06/25/2037 (b)	1,272,497	892,652
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
2.0219% due 10/25/2037 (b)	5,118,760	3,812,677
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,029,043	853,822
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
0.6719% due 03/25/2036 (b)	1,566,587	315,107
MSDWCC Heloc Trust, Series 2005-1, Class A
0.7119% due 07/25/2017 (b)	39,197	20,916
RAAC Series, Series 2006-RP2, Class A
0.7719% due 02/25/2037 (b)(g)	1,960,584	1,223,262
SACO I Trust, Inc., Series 2005-7, Class A
0.8019% due 09/25/2035 (b)	272,655	153,543
SACO I Trust, Inc., Series 2006-5, Class 1A
0.6719% due 04/25/2036 (b)	1,511,338	230,688
SACO I Trust, Inc., Series 2006-6, Class A
0.6519% due 06/25/2036 (b)	2,276,374	153,345
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	46,524	5
SLM Student Loan Trust, Series 2006-5, Class A2
1.1494% due 07/25/2017 (b)	1,407,688	1,405,475
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
0.6319% due 02/25/2036 (b)(g)	1,507,032	195,787
Structured Asset Securities Corp., Series
2007-TC1, Class A
0.8219% due 04/25/2031 (b)(g)	5,299,712	2,964,717
Structured Asset Securities Corp., Series
2008-BC4, Class A3
0.7719% due 11/25/2037 (b)	1,424,600	1,183,195

TOTAL ASSET BACKED SECURITIES
(Cost $35,832,870)		$18,126,676

SUPRANATIONAL OBLIGATIONS - 0.21%
Financial - 0.21%
Corporacion Andina de Fomento
6.875% due 03/15/2012	1,257,000	1,238,489

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,343,281)		$1,238,489

COMMON STOCKS - 0.00%
Technology - 0.00%
ATSI Holdings, Inc. * (e)	8,111	0

TOTAL COMMON STOCKS (Cost $0)		$0

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.27%
Consumer, Cyclical - 0.06%
General Motors Corp., Series C, 6.25% *	135,250	$343,535
Financial - 0.21%
Federal Home Loan Mortgage Corp.,
Series V,5.57% *	178,375	67,783
Federal Home Loan Mortgage Corp., Series Z *	83,825	38,559
Federal National Mortgage Association,
Series S * (i)	57,200	40,612
Preferred Blocker, Inc., 7.00% * (g)	3,667	730,000
Resona Preferred Global Securities, Ltd.,
7.191% to 07/30/2015 than variable * (g)(i)	860,000	395,600

		1,272,554

TOTAL PREFERRED STOCKS (Cost $11,562,146)		$1,616,089

TERM LOANS - 2.02%
Consumer, Cyclical - 0.42%
Community Health Systems, Inc., Tranche B
7.614% due 07/02/2014 (b)	2,903,321	2,504,114
Consumer, Non-cyclical - 0.47%
Aramark Corp.
3.3338% due 01/31/2014 (b)	1,500,000	1,296,187
Hertz Corp.
6.75% due 12/21/2012 (b)	1,983,120	1,498,247

		2,794,434
Energy - 0.29%
Dynegy Holdings, Inc.
1.98% due 04/02/2013 (b)	1,998,478	1,731,182
Industrial - 0.12%
Freescale Semiconductor
4.459% due 12/01/2013 (b)	1,713,534	695,052
Technology - 0.21%
First Data Corp.
3.2287% due 10/15/2014 (b)	1,836,750	1,234,526
Utilities - 0.51%
Calpine Corp.,Tranche B
4.335% due 03/29/2014 (b)	3,960,000	3,014,550

TOTAL TERM LOANS (Cost $14,221,349)		$11,973,858

OPTIONS - 0.00%
Call Options - 0.00%
Eurodollar 1Yr Mid-Curve
Expiration 04/09/2009 at $98.915 *	107,500	22,306

TOTAL OPTIONS (Cost $13,631)		$22,306

The accompanying notes are an integral part of the financial statements.
369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.05%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2009 at
0.17% to be repurchased at
$24,025,113 on 04/01/2009,
collateralized by $22,568,000
Federal Home Loan Mortgage
Corp., 4.125% due 12/21/2012
(valued at $24,518,552, including
interest)	$24,025,000	$24,025,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,025,000)		$24,025,000

SHORT TERM INVESTMENTS - 2.26%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 05/05/2009	$1,000,000	$998,819
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	7,116,900	7,116,900
U.S. Treasury Bills
zero coupon due 06/25/2009	5,300,000	5,298,186

TOTAL SHORT TERM INVESTMENTS
(Cost $13,413,905)		$13,413,905

Total Investments (Strategic Bond Trust)
(Cost $881,800,672) - 116.41%		$690,738,625
Liabilities in Excess of Other Assets - (16.41)%		(97,374,464)

TOTAL NET ASSETS - 100.00%		$593,364,161

Strategic Income Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 3.78%
U.S. Treasury Bonds - 0.90%
8.125% due 08/15/2019	$1,260,000	$1,827,000
9.25% due 02/15/2016	2,205,000	3,173,306

		5,000,306

U.S. Treasury Notes - 2.88%
4.25% due 08/15/2015	3,735,000	4,255,565
4.75% due 05/15/2014	4,610,000	5,323,112
4.875% due 08/15/2016	5,535,000	6,512,708

		16,091,385

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,684,788)		$21,091,691

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.13%
Federal Home Loan Mortgage Corp. - 1.15%
4.50% TBA **	6,275,000	6,402,461
Federal National Mortgage
Association - 7.35%
5.00% due 01/01/2023 to 06/01/2023	8,875,508	9,218,048
5.00% TBA **	8,380,000	8,644,494
5.375% due 06/12/2017	8,000,000	8,931,224
5.50% due 05/01/2037 to 09/01/2037	12,313,905	12,799,727
6.00% due 08/01/2022 to 09/01/2022	1,378,758	1,446,515

		41,040,008

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association - 2.63%
5.50% due 11/15/2038		$14,075,419	$14,684,071

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $59,432,178)			$62,126,540

FOREIGN GOVERNMENT OBLIGATIONS - 17.50%
Canada - 4.07%
Province of Ontario
4.40% due 03/08/2016	CAD	5,630,000	4,708,650
4.50% due 03/08/2015		4,024,000	3,424,326
4.75% due 06/02/2013		6,039,000	5,198,016
6.25% due 06/16/2015	NZD	4,802,000	2,708,908
6.375% due 10/12/2010		6,870,000	4,049,669
Province of Quebec
5.25% due 10/01/2013	CAD	2,986,000	2,622,200

			22,711,769

Colombia - 0.02%
Republic of Colombia
10.00% due 01/23/2012		$110,000	125,675

France - 1.46%
Government of France
4.75% due 10/25/2012	EUR	5,659,000	8,151,233

Germany - 9.14%
Bundesrepublik Deutschland, Series 09
3.75% due 01/04/2019		13,614,000	19,225,991
Bundesschatzanweisungen
4.00% due 09/10/2010		8,095,000	11,192,854
Federal Republic of Germany
3.50% due 04/12/2013		1,974,000	2,770,364
4.25% due 07/04/2018		9,268,000	13,637,285
5.00% due 07/04/2012		2,876,000	4,199,376

			51,025,870

Mexico - 0.33%
Government of Mexico
5.625% due 01/15/2017		$530,000	518,340
5.875% due 01/15/2014		510,000	527,340
6.375% due 01/16/2013		410,000	432,550
8.125% due 12/30/2019		310,000	347,200

			1,825,430

New Zealand - 0.24%
Government of New Zealand
6.00% due 12/15/2017	NZD	2,240,000	1,342,739

Spain - 0.95%
Kingdom of Spain
5.35% due 10/31/2011	EUR	3,678,000	5,283,040

United Kingdom - 1.29%
Government of United Kingdom
5.00% due 03/07/2012	GBP	2,169,000	3,375,574
5.00% due 03/07/2018		2,284,000	3,797,289

			7,172,863

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $98,954,254)			$97,638,619

The accompanying notes are an integral part of the financial statements.
370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 37.06%
Basic Materials - 1.60%
Allegheny Technologies, Inc.
8.375% due 12/15/2011	$1,730,000	$1,684,196
American Pacific Corp.
9.00% due 02/01/2015	2,395,000	2,047,725
CII Carbon LLC
11.125% due 11/15/2015 (g)	2,720,000	1,604,800
International Paper Company
7.95% due 06/15/2018	1,315,000	1,002,276
NewPage Corp.
10.00% due 05/01/2012	1,080,000	375,300
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	1,500,000	3,750
Rio Tinto Finance USA, Ltd.
7.125% due 07/15/2028	2,305,000	1,892,435
Verso Paper, Inc., Series B
9.125% due 08/01/2014	840,000	315,000

		8,925,482

Communications - 9.01%
Allbritton Communications Company
7.75% due 12/15/2012	2,675,000	989,750
American Tower Corp., Series WI
7.00% due 10/15/2017	1,690,000	1,681,550
AT&T, Inc.
6.70% due 11/15/2013	1,640,000	1,751,609
Axtel SAB de CV
7.625% due 02/01/2017 (g)	2,550,000	1,683,000
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	100,000	97,250
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	1,355,000	262,531
Centennial Communications Corp.
10.00% due 01/01/2013	3,055,000	3,245,937
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	1,095,000	117,712
11.00% due 10/01/2015 ^	575,000	57,500
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (g)	2,185,000	1,966,500
10.25% due 10/01/2013 ^ (g)	2,111,000	1,836,570
10.25% due 09/15/2010 ^	295,000	262,550
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,850,000	2,679,000
Citizens Communications Company
7.125% due 03/15/2019	795,000	624,075
Comcast Corp.
4.95% due 06/15/2016	1,050,000	952,652
CSC Holdings, Inc.
8.50% due 06/15/2015 (g)	1,615,000	1,578,663
Idearc, Inc.
8.00% due 11/15/2016 ^	1,205,000	31,631
Mediacom Broadband LLC
8.50% due 10/15/2015	1,500,000	1,350,000
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	1,500,000	1,402,500
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (e)(g)	798,820	207,693
Nextel Communications, Inc., Series D
7.375% due 08/01/2015	2,420,000	1,282,600

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		$1,260,000	$806,400
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		2,015,000	115,863
Radio One, Inc.
8.875% due 07/01/2011		325,000	103,188
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	206,228
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	506,746
6.10% due 11/16/2012		500,000	404,874
6.50% due 06/02/2014		1,745,000	1,387,239
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$2,136,000	1,164,120
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		4,715,000	2,051,025
Sprint Capital Corp.
8.375% due 03/15/2012		4,685,000	4,216,500
Time Warner Cable, Inc.
6.75% due 07/01/2018		1,685,000	1,581,716
8.25% due 04/01/2019		1,240,000	1,274,251
8.75% due 02/14/2019		805,000	854,770
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)		4,000,000	4,288,680
Vertis, Inc., Series A
18.50% due 10/01/2012		425,000	102,000
West Corp.
11.00% due 10/15/2016		3,360,000	2,234,400
XM Satellite Radio Holdings, Inc.
7.00% due 12/01/2014 (g)		3,365,000	996,881
13.00% due 08/01/2013 (g)		6,965,000	3,186,488
XM Satellite Radio Holdings, Inc., Series AI
10.00% due 06/01/2011		1,455,000	756,600
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^		2,000,000	220

			50,299,462

Consumer, Cyclical - 7.14%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		4,555,000	2,163,625
11.25% due 11/01/2015 (g)		2,860,000	1,144,000
AMC Entertainment, Inc.
8.00% due 03/01/2014		3,540,000	2,902,800
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012		1,285,000	1,262,512
Cinemark, Inc.
9.75 due 03/15/2014		1,000,000	942,500
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	4,048,000	4,884,354
Delta Airlines, Inc.
6.821% due 08/10/2022		$1,619,996	1,085,397
Exide Technologies, Series B
10.50% due 03/15/2013		1,935,000	1,122,300
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (g)		1,450,000	43,500
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)		1,000,000	720,000
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)		3,540,000	177,000

The accompanying notes are an integral part of the financial statements.
371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Hanesbrands, Inc., Series B
5.6975% due 12/15/2014 (b)	$1,150,000	$764,750
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (g)	1,855,000	18,550
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	2,345,000	1,254,575
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	915,000	539,850
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,755,000	1,632,338
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,585,000	634,000
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	1,515,000	401,475
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	3,075,000	522,750
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	253,750
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	4,685,000	1,827,150
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	2,960,000	2,427,200
7.125% due 08/15/2014	4,175,000	1,169,000
8.00% due 04/01/2012	3,355,000	989,725
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,285,000	1,096,800
9.75% due 04/01/2010	1,560,000	1,170,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	2,915,000	1,821,875
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	625,000	387,500
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	466,000	386,780
Staples, Inc.
9.75% due 01/15/2014	1,195,000	1,250,998
Tenneco Automotive, Inc.
8.625% due 11/15/2014	4,121,000	762,385
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	2,645,000	1,613,450
9.125% due 12/15/2010 (g)	1,475,000	1,150,500
US Corrugated, Inc.
10.00% due 06/12/2013	785,000	392,500
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,524,000	914,400

		39,830,289

Consumer, Non-cyclical - 2.47%
Alliance One International, Inc.
11.00% due 05/15/2012	895,000	832,350
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (g)	1,680,000	1,402,800
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	1,710,000	1,359,450
Community Health Systems, Inc.
8.875% due 07/15/2015	3,180,000	3,005,100
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)	2,200,000	1,034,000
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014	2,815,000	2,815,000

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
HCA, Inc.
9.125% due 11/15/2014		$540,000	$507,600
Sun Healthcare Group, Inc.
9.125% due 04/15/2015		1,495,000	1,397,825
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		2,375,000	1,306,250
9.75% due 02/15/2017 (g)		220,000	105,600

			13,765,975

Diversified - 0.27%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)		1,260,000	806,400
Marquee Holdings, Inc.
12.00% due 08/15/2014		1,010,000	707,000

			1,513,400

Energy - 1.91%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017		1,595,000	689,837
Chesapeake Energy Corp.
2.25% due 12/15/2038		1,490,000	767,350
7.25% due 12/15/2018		2,650,000	2,176,312
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (g)		1,290,000	1,192,823
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		2,265,000	1,619,475
8.75% due 04/15/2018 (g)		585,000	408,038
McMoRan Exploration Company
11.875% due 11/15/2014		810,000	558,900
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		1,030,000	944,412
Targa Resources Partners LP
8.25% due 07/01/2016		845,000	612,625
Weatherford International, Ltd.
9.625% due 03/01/2019		1,200,000	1,241,176
Williams Partners Finance Corp.
7.25% due 02/01/2017		540,000	459,000

			10,669,948

Financial - 4.12%
BK Nederlandse Gemeenten
6.75% due 04/29/2010	NZD	389,000	228,037
CCM Merger, Inc.
8.00% due 08/01/2013 (g)		$6,165,000	2,527,650
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)		1,350,000	293,625
CIT Group, Inc.
5.00% due 02/13/2014		675,000	386,961
Drummond Company, Inc.
7.375% due 02/15/2016 (g)		5,040,000	3,276,000
General Electric Capital Australia Funding
Property, Ltd., MTN
6.00% due 05/15/2013	AUD	580,000	333,944
6.50% due 11/15/2011		3,210,000	2,034,014
General Electric Capital Corp.
6.50% due 06/28/2010	NZD	855,000	487,129
6.625% due 02/04/2010		4,515,000	2,531,378
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)		$530,000	474,350

The accompanying notes are an integral part of the financial statements.
372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Kreditanstalt fuer Wiederaufbau
6.00% due 07/15/2009	NZD	253,000	$145,146
Kreditanstalt fuer Wiederaufbau, EMTN
6.50% due 11/15/2011		539,000	321,880
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009		1,305,000	755,104
6.625% due 05/27/2010		2,100,000	1,241,262
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(g)		$2,160,000	1,058,400
Local TV Finance LLC
9.25% due 06/15/2015 (g)		260,000	26,000
Nexstar Finance, Inc.
7.00% due 01/15/2014		264,000	114,840
SLM Corp., MTN
8.45% due 06/15/2018		2,705,000	1,461,046
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)		1,115,000	289,900
Swedish Export Credit
7.625% due 06/30/2014	NZD	1,975,000	1,125,469
Symetra Financial Corp.
8.30% due 10/15/2037 (b)(g)		$990,000	296,116
TAM Capital, Inc.
7.375% due 04/25/2017		1,365,000	757,575
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	2,030,000	1,167,944
Ucar Finance, Inc.
10.25% due 02/15/2012		$42,000	38,010
Volkswagen Financial Services NV
5.375% due 01/25/2012	EUR	181,000	242,863
VW Financial Services AG, EMTN
5.375% due 01/25/2012		1,005,000	1,348,495

			22,963,138

Government - 5.67%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	7,320,000	6,239,069
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	34,537,000	25,383,281

			31,622,350

Industrial - 3.17%
American Railcar Industries, Inc.
7.50% due 03/01/2014		$500,000	347,500
Baldor Electric Company
8.625% due 02/15/2017		760,000	602,300
Ball Corp.
6.625% due 03/15/2018		290,000	282,025
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)		655,000	399,550
BWAY Corp.
10.00% due 10/15/2010		2,175,000	2,196,750
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	865,000
9.50% due 08/15/2013		3,055,000	2,184,325
Ingersoll-Rand Global Holding Company, Ltd.
6.00% due 08/15/2013		1,750,000	1,702,181
9.50% due 04/15/2014		530,000	540,600
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	348,725

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Manitowoc, Inc.
7.125% due 11/01/2013		$3,570,000	$2,499,000
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014		1,085,000	618,450
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)		1,020,000	887,400
OI European Group BV
6.875% due 03/31/2017 (g)	EUR	475,000	542,733
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,658,250
PHI, Inc.
7.125% due 04/15/2013		1,000,000	616,250
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^		1,750,000	210,000
8.375% due 07/01/2012 ^		3,270,000	412,838
Viterra, Inc.
8.00% due 04/08/2013	CAD	300,000	240,462
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		$1,210,000	471,900
Waste Services, Inc.
9.50% due 04/15/2014		100,000	75,250

			17,701,489

Technology - 0.52%
Oracle Corp.
5.75% due 04/15/2018		2,050,000	2,139,419
Vangent, Inc.
9.625% due 02/15/2015		1,205,000	783,250

			2,922,669

Utilities - 1.18%
AES Corp.
9.75% due 04/15/2016 (g)		1,240,000	1,165,600
Appalachian Power Company, Series K
5.00% due 06/01/2017		1,005,000	873,825
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)		1,230,000	516,600
Dominion Resources, Inc., Series A
5.60% due 11/15/2016		1,005,000	966,632
Southern Union Company
7.20% due 11/01/2066 (b)		830,000	415,000
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015		5,340,000	2,670,000

			6,607,657

TOTAL CORPORATE BONDS (Cost $280,877,452)			$206,821,859

CONVERTIBLE BONDS - 0.20%
Financial - 0.20%
Prudential Financial, Inc.
0.00% due 12/15/2037 (b)		1,115,000	1,098,275

TOTAL CONVERTIBLE BONDS (Cost $1,083,064)			$1,098,275

The accompanying notes are an integral part of the financial statements.
373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.64%
American Home Mortgage Assets, Series 2006-6,
Class XP
3.7304% IO due 12/25/2046	$22,010,920	$605,300
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	16,271,604	772,901
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	2,470,954
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
0.7419% due 08/25/2036 (b)	1,038,620	368,395
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2256% due 09/15/2020 (b)	3,850,000	3,093,453
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	2,905,955	1,752,654
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.8834% IO due 11/20/2035	12,770,487	369,147
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	950,000	841,939
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	1,120,000	984,986
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	1,490,000	1,084,377
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,495,000	980,810
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,435,000	4,669,545
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	5,998,149
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,590,026
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,568,469
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	7,576,994
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	2,440,756	1,434,708
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	620,000	457,492
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.4858% due 05/10/2040 (b)	6,750,000	6,516,885
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
0.8819% due 10/25/2045 (b)	2,197,694	653,015
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
0.8919% due 02/25/2036 (b)	1,347,752	491,376

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9154% due 07/10/2038 (b)	$3,755,000	$2,724,765
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.5058% IO due 09/19/2035	12,518,804	187,782
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
2.483% due 12/19/2036 (b)	2,360,555	756,563
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	28,985,295	144,927
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	29,632,955	157,425
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (g)	21,129,167	105,646
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)	13,369	134
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
3.8037% IO due 10/25/2036	34,826,062	522,391
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
3.4879% IO due 10/25/2036	37,646,387	447,992
Luminent Mortgage Trust, Series 2006-1, Class X
3.7399% IO due 04/25/2036	10,223,462	166,131
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	1,972,763	1,091,184
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	1,654,136	932,519
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	705,000	606,300
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	1,005,000	864,300
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.731% due 04/25/2037 (b)	3,595,924	1,867,892
WAMU Mortgage Pass Through Certificates, Series
2005-AR13, Class X
3.0632% IO due 10/25/2045	107,237,613	1,340,470
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
1.1219% due 10/25/2045 (b)	2,185,038	273,130
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
1.1219% due 04/25/2045 (b)	3,556,178	177,809
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.1832% IO due 06/25/2017	72,118,740	540,891
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
1.1262% IO due 07/25/2047	43,085,599	269,285
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.9871% IO due 04/25/2047	31,491,897	177,142

The accompanying notes are an integral part of the financial statements.
374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0319% due 09/25/2036 (b)		$2,431,529	$1,333,909

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,987,695)			$64,970,162

ASSET BACKED SECURITIES - 0.21%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)		1,670,000	501,000
Lehman XS Trust, Series 2005-5N, Class 3A2
0.8819% due 11/25/2035 (b)		603,081	157,833
Lehman XS Trust, Series 2006-2N, Class 1A2
0.8619% due 02/25/2046 (b)		2,363,536	500,219

TOTAL ASSET BACKED SECURITIES
(Cost $3,588,102)			$1,159,052

SUPRANATIONAL OBLIGATIONS - 3.04%
Government - 3.04%
European Investment Bank
6.25% due 04/15/2014	GBP	1,250,000	2,026,376
European Investment Bank, EMTN
7.00% due 01/18/2012	NZD	2,850,000	1,716,202
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	2,259,000	3,327,539
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	11,565,000	6,950,178
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	480,000	404,573
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	3,327,000	2,553,549

			16,978,417

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $20,126,964)			$16,978,417

COMMON STOCKS - 0.57%
Communications - 0.13%
Chunghwa Telecom Company, Ltd., ADR *		6,843	124,748
Sirius XM Radio, Inc. *		1,688,351	590,923
Vertis Holdings, Inc. *		460	0

			715,671
Consumer, Cyclical - 0.41%
CVS Caremark Corp.		83,500	2,295,415
Industrial - 0.03%
Pactiv Corp. *		11,894	173,533

TOTAL COMMON STOCKS (Cost $5,740,538)			$3,184,619

TERM LOANS - 1.49%
Consumer, Cyclical - 1.06%
Delta Airlines, Inc.
3.7575% due 04/30/2014 (b)		3,143,000	1,402,564
Great Canadian Gaming Corp.
2.7313% due 02/07/2014 (b)		1,494,500	1,285,270
Greektown Holdings LLC
0.00% due 09/09/2009 (b)(j)		213,043	204,522
0.00% due 09/09/2009 (b)(j)		395,652	379,826

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)
Consumer, Cyclical (continued)
Greektown Holdings LLC (continued)
9.75% due 09/09/2009		$91,304	$87,652
Michaels Stores, Inc.
2.75% due 10/31/2013 (b)		2,619,291	1,445,521
2.8125% due 10/31/2013 (b)		397,992	219,642
US Airways Group, Inc.
3.0231% due 03/23/2014 (b)		2,145,758	870,373

			5,895,370

Consumer, Non-cyclical - 0.43%
AbitibiBowater, Inc.
11.50% due 04/30/2009 ^		2,225,000	1,635,375
Bausch & Lomb, Inc.
4.781% due 04/11/2015 (b)	EUR	444,375	495,933
Inverness Medical Innovations, Inc.
4.695% due 06/26/2015 (b)		$375,000	304,125

			2,435,433

TOTAL TERM LOANS (Cost $10,687,610)			$8,330,803

OPTIONS - 0.40%
Call Options - 0.40%
Comcast Corp.
Expiration 01/16/2010 at $25.00 *		30,000,000	45,000
One Touch US Binary
Expiration 05/14/2009 at $1.00 *		3,600,000	1,829
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 02/26/2010 at $1.30 *		11,900,000	546,496
Expiration 04/20/2010 at $1.30 *		11,660,000	569,194
Over The Counter Purchase Call on the USD vs.
JPY
Expiration 09/30/2009 at $100.00 *		29,000,000	756,175
Expiration 03/12/2010 at $110.00 *		28,000,000	302,708

			2,221,402

TOTAL OPTIONS (Cost $2,346,978)			$2,221,402

REPURCHASE AGREEMENTS - 2.69%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$15,000,042 on 04/01/2009,
collateralized by $15,060,000
Federal Home Loan Mortgage
Corp., 3.375% due 04/15/2009
(valued at $15,304,725 including
interest)		$15,000,000	$15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000,000)			$15,000,000

SHORT TERM INVESTMENTS - 10.62%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009		$37,500,000	$37,500,000

The accompanying notes are an integral part of the financial statements.
375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 06/25/2009	$21,800,000	$21,791,880

TOTAL SHORT TERM INVESTMENTS
(Cost $59,291,880)		$59,291,880

Total Investments (Strategic Income Trust)
(Cost $649,801,503) - 100.33%		$559,913,319
Liabilities in Excess of Other Assets - (0.33)%		(1,862,993)

TOTAL NET ASSETS - 100.00%		$558,050,326

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 30.25%
U.S. Treasury Bonds - 12.00%
2.75% due 10/31/2013	$45,730,000	$48,230,882
3.50% due 02/15/2039	740,000	731,216
3.75% due 11/15/2018 (a)	25,036,000	27,291,243
4.375% due 02/15/2038 (a)	2,547,000	2,893,234
4.50% due 05/15/2038	7,045,000	8,225,037
5.25% due 02/15/2029	6,270,000	7,720,916
5.375% due 02/15/2031	880,000	1,109,487
7.875% due 02/15/2021	300,000	435,047
9.25% due 02/15/2016	2,150,000	3,094,153

		99,731,215
U.S. Treasury Notes - 18.25%
0.875% due 01/31/2011 to 03/31/2011	34,000,000	34,064,270
1.25% due 11/30/2010	20,000,000	20,161,800
1.50% due 12/31/2013	2,400,000	2,394,000
1.50% due 10/31/2010 (a)	59,000,000	59,702,926
1.75% due 01/31/2014 to 03/31/2014	9,920,000	9,967,284
1.875% due 02/28/2014	13,890,000	14,041,957
2.00% due 11/30/2013	4,795,000	4,893,897
2.75% due 02/15/2019	5,600,000	5,630,632
4.75% due 05/15/2014	800,000	923,750

		151,780,516

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $248,081,878)		$251,511,731

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.44%
Federal Farm Credit Bank - 0.45%
3.875% due 10/07/2013	1,700,000	1,786,579
4.875% due 12/16/2015	1,800,000	1,955,607

		3,742,186

Federal Home Loan Bank - 1.09%
3.875% due 01/15/2010 to 06/14/2013	3,625,000	3,780,265
5.00% due 11/17/2017	1,810,000	1,971,591
6.00% due 10/01/2036	3,157,013	3,306,108

		9,057,964

Federal Home Loan Mortgage Corp. - 14.57%
2.875% due 11/23/2010 (a)	6,000,000	6,155,730
3.75% due 06/28/2013 (a)	4,000,000	4,247,896
3.875% due 06/29/2011 (a)	6,000,000	6,307,404
4.125% due 09/27/2013 (a)	5,500,000	5,912,885

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
4.50% due 07/01/2023 to 10/01/2035	$11,000,799	$11,293,490
5.00% due 07/01/2035 to 03/01/2038	21,293,945	21,992,659
5.50% due 08/23/2017 to 01/01/2039	24,179,205	25,322,731
5.836% due 02/01/2037 (b)	2,156,526	2,227,330
6.00% due 06/01/2035 to 10/01/2038	19,473,117	20,435,328
6.00% due 06/15/2011 (a)	3,250,000	3,564,035
6.019% due 08/01/2037 (b)	2,308,049	2,399,963
6.25% due 07/15/2032	570,000	724,305
6.50% due 08/01/2038 to 09/01/2038	4,352,663	4,596,310
6.75% due 09/15/2029	2,900,000	3,834,273
7.00% due 11/01/2037	2,041,374	2,170,156

		121,184,495

Federal National Mortgage
Association - 25.34%
3.25% due 04/09/2013 (a)	4,000,000	4,175,128
3.875% due 07/12/2013 (a)	6,000,000	6,402,816
4.375% due 10/15/2015 (a)	4,850,000	5,251,071
4.50% due 04/01/2021 to 06/01/2023	7,097,206	7,322,821
4.617% due 01/01/2035 (b)	2,940,397	2,980,236
4.824% due 04/01/2036 (b)	2,762,854	2,846,733
4.924% due 07/01/2034 (b)	2,285,818	2,372,973
5.00% due 06/01/2018 to 03/01/2037	31,837,159	32,965,073
5.00% TBA **	15,200,000	15,679,750
5.03% due 09/01/2037 (b)	2,295,492	2,395,726
5.479% due 04/01/2036 (b)	790,437	816,558
5.485% due 05/01/2036 (b)	819,766	847,242
5.50% due 08/01/2017 to 04/01/2037	51,235,082	53,368,750
5.50% TBA **	7,830,000	8,126,072
5.680% due 04/01/2037 (b)	3,015,859	3,134,842
6.00% due 08/01/2023 to 05/01/2038	27,011,840	28,320,393
5.999% due 10/01/2037 (b)	2,645,919	2,759,149
6.00% TBA **	7,700,000	8,041,086
6.125% due 03/15/2012	1,275,000	1,436,959
6.50% due 07/01/2036 to 10/01/2038	10,133,377	10,731,053
6.625% due 11/15/2030 (a)	2,425,000	3,182,238
7.00% due 10/01/2038	1,912,818	2,044,250
7.125% due 06/15/2010	1,750,000	1,877,621
7.25% due 05/15/2030 (a)	2,600,000	3,629,665

		210,708,205

Government National Mortgage
Association - 3.75%
4.50% due 06/15/2023 to 07/20/2035	726,920	752,396
5.00% due 11/20/2038	5,622,066	5,829,379
5.50% due 08/15/2023 to 01/15/2039	10,919,062	11,388,079
6.00% due 07/15/2038 to 10/15/2038	9,202,076	9,640,612
6.50% due 09/20/2037 to 12/15/2038	3,381,528	3,552,652

		31,163,118

Tennessee Valley Authority - 0.15%
6.75% due 11/01/2025	1,035,000	1,252,422

The Financing Corp. - 0.09%
8.60% due 09/26/2019	525,000	753,841

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $361,385,530)		$377,862,231

The accompanying notes are an integral part of the financial statements.
376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 1.16%
Austria - 0.07%
Government of Austria
5.00% due 05/19/2014 (g)	$540,000	$595,603

Brazil - 0.16%
Federative Republic of Brazil
5.875% due 01/15/2019	450,000	437,625
6.00% due 01/17/2017	890,000	887,775

		1,325,400

Canada - 0.50%
Government of Canada
2.75% due 02/22/2011	965,000	987,196
5.00% due 02/15/2012	240,000	255,613
5.125% due 01/26/2017	370,000	395,474
5.20% due 02/21/2017	300,000	328,667
6.50% due 01/15/2026	390,000	480,120
7.50% due 07/15/2023	310,000	382,283
7.50% due 09/15/2029	610,000	786,260
Export Development Canada
3.50% due 05/16/2013	475,000	499,031

		4,114,644

Israel - 0.10%
Government of Israel
5.125% due 03/26/2019	440,000	443,080
5.50% due 09/18/2023	380,000	427,575

		870,655

Italy - 0.23%
Republic of Italy
4.50% due 01/21/2015	500,000	501,337
6.875% due 09/27/2023	1,210,000	1,379,843

		1,881,180

Mexico - 0.10%
Government of Mexico
5.95% due 03/19/2019	719,000	701,025
9.875% due 02/01/2010	150,000	159,750

		860,775

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,586,090)		$9,648,257

CORPORATE BONDS - 18.97%
Basic Materials - 0.42%
Agrium, Inc.
6.75% due 01/15/2019	490,000	456,556
Alcoa, Inc.
6.75% due 07/15/2018	485,000	326,299
ArcelorMittal
5.375% due 06/01/2013	320,000	248,387
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	650,000	638,340
5.875% due 01/15/2014	395,000	417,561
Praxair, Inc.
4.375% due 03/31/2014	620,000	620,130
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	360,000	241,502
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	434,000	379,820

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
The Dow Chemical Company
5.70% due 05/15/2018	$230,000	$164,685

		3,493,280

Communications - 2.31%
Ameritech Capital Funding
6.875% due 10/15/2027	240,000	219,680
AT&T Corp.
8.00% due 11/15/2031	380,000	412,750
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	450,000	480,827
AT&T, Inc.
6.30% due 01/15/2038	650,000	570,773
6.70% due 11/15/2013	685,000	731,617
BellSouth Corp.
6.875% due 10/15/2031	735,000	699,132
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	420,000	456,178
British Telecommunications PLC
5.95% due 01/15/2018	270,000	219,749
9.125% due 12/15/2030	250,000	227,228
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	370,055
5.50% due 02/22/2016	300,000	317,441
Comcast Cable Communications
8.875% due 05/01/2017	300,000	325,266
Comcast Corp.
6.50% due 01/15/2015	320,000	318,198
6.50% due 11/15/2035	755,000	666,867
COX Communications, Inc.
4.625% due 01/15/2010	200,000	198,102
9.375% due 01/15/2019 (g)	605,000	648,165
Deutsche Telekom International Finance BV
8.75 due 06/15/2030	725,000	774,523
France Telecom SA
8.50% due 03/01/2031	460,000	579,970
News America, Inc.
6.65% due 11/15/2037	525,000	393,405
Rogers Cable, Inc.
7.875% due 05/01/2012	455,000	476,956
SBC Communications, Inc.
5.625% due 06/15/2016	400,000	400,877
Sprint Capital Corp.
6.875% due 11/15/2028	400,000	244,000
TCI Communications, Inc.
7.125% due 02/15/2028	455,000	400,107
Telecom Italia Capital SA
5.25% due 11/15/2013	730,000	655,566
Telefonica Emisiones SAU
6.221% due 07/03/2017	210,000	215,211
Telefonica Europe BV
8.25% due 09/15/2030	500,000	549,902
Time Warner Companies, Inc.
7.25% due 10/15/2017	400,000	379,653
Time Warner Entertainment Company LP
8.375% due 07/15/2033	970,000	917,637
Time Warner, Inc.
6.75% due 04/15/2011	530,000	537,911
7.625% due 04/15/2031	110,000	98,288

The accompanying notes are an integral part of the financial statements.
377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Verizon Communications, Inc.
5.25% due 04/15/2013	$1,025,000	$1,046,306
6.10% due 04/15/2018	675,000	668,712
7.375% due 09/01/2012	450,000	486,358
Verizon Global Funding Corp.
7.25% due 12/01/2010	675,000	713,125
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	470,000	503,920
Viacom, Inc.
6.25% due 04/30/2016	530,000	465,309
7.875% due 07/30/2030	430,000	270,037
Vivendi
5.75% due 04/04/2013 (g)	305,000	285,059
Vodafone Group PLC
5.375% due 01/30/2015	795,000	790,585
Walt Disney Company, MTN
5.625% due 09/15/2016	500,000	521,665

		19,237,110

Consumer, Cyclical - 0.71%
CVS Caremark Corp.
6.125% due 08/15/2016	450,000	453,030
6.60% due 03/15/2019	370,000	372,928
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	455,000	435,530
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011	295,000	278,791
Home Depot, Inc.
4.625% due 08/15/2010	455,000	455,923
5.40% due 03/01/2016	100,000	89,890
Lowe's Companies, Inc.
6.10% due 09/15/2017	315,000	328,373
Macys Retail Holdings, Inc.
6.625% due 04/01/2011	355,000	305,001
McDonald's Corp., MTN
5.00% due 02/01/2019	328,000	341,145
Target Corp.
7.50% due 08/15/2010	775,000	828,485
Walgreen Company
5.25% due 01/15/2019	450,000	451,327
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	455,000	440,176
6.20% due 04/15/2038	585,000	591,302
7.55% due 02/15/2030	300,000	354,145
Yum! Brands, Inc.
6.25% due 03/15/2018	190,000	177,165

		5,903,211

Consumer, Non-cyclical - 2.42%
Abbott Laboratories
4.35% due 03/15/2014	540,000	561,185
5.875% due 05/15/2016	195,000	209,128
Altria Group, Inc.
8.50% due 11/10/2013	465,000	504,316
9.25% due 08/06/2019	455,000	486,483
Amgen, Inc.
5.70% due 02/01/2019	415,000	421,498
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	450,000	448,695

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Archer-Daniels-Midland Company
7.00% due 02/01/2031	$300,000	$318,416
AstraZeneca PLC
5.90% due 09/15/2017	465,000	492,359
Bacardi, Ltd.
8.20% due 04/01/2019 (g)	620,000	620,784
Baxter International, Inc.
5.90% due 09/01/2016	225,000	237,439
Bottling Group LLC
5.125% due 01/15/2019	450,000	452,895
Bristol-Myers Squibb Company
6.80% due 11/15/2026	280,000	296,047
Brown-Forman Corp.
5.00% due 02/01/2014	450,000	465,937
Cargill, Inc.
7.35% due 03/06/2019 (g)	475,000	483,656
Clorox Company
5.95% due 10/15/2017	390,000	385,124
Coca-Cola Company
4.875% due 03/15/2019	150,000	151,584
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	505,000	589,977
ConAgra Foods, Inc.
5.819% due 06/15/2017	75,000	72,523
9.75% due 03/01/2021	222,000	262,997
Covidien International Finance SA
6.00% due 10/15/2017	500,000	507,113
Diageo Capital PLC
7.375% due 01/15/2014	717,000	787,774
Eli Lilly & Company
7.125% due 06/01/2025	340,000	384,246
General Mills, Inc.
5.65% due 02/15/2019	450,000	458,124
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	577,000	585,788
Johnson & Johnson
5.55% due 08/15/2017	150,000	167,063
5.85% due 07/15/2038	365,000	380,723
Kellogg Company, Series B
6.60% due 04/01/2011	530,000	566,987
Kimberly-Clark Corp.
7.50% due 11/01/2018	330,000	389,956
Kraft Foods, Inc.
6.75% due 02/19/2014	1,080,000	1,167,623
Kroger Company
6.40% due 08/15/2017	500,000	513,291
Medtronic, Inc.
5.60% due 03/15/2019	315,000	317,615
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	365,000	370,593
PepsiCo, Inc.
7.90% due 11/01/2018	315,000	387,027
Pharmacia Corp.
6.50% due 12/01/2018	450,000	486,489
Philip Morris International, Inc.
6.875% due 03/17/2014	390,000	422,090
Procter & Gamble Company
4.60% due 01/15/2014	530,000	560,904

The accompanying notes are an integral part of the financial statements.
378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Quest Diagnostics, Inc.
5.45% due 11/01/2015	$134,000	$126,621
SABMiller PLC
6.50% due 07/15/2018 (g)	310,000	288,705
Safeway, Inc.
6.25% due 03/15/2014	315,000	330,539
6.35% due 08/15/2017	520,000	532,904
Schering Plough Corp.
5.55% due 12/01/2013	380,000	399,387
Science Applications International Corp.
5.50% due 07/01/2033	300,000	226,253
Sysco Corp.
5.375% due 03/17/2019	250,000	252,593
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	310,000	267,562
Tesco PLC
6.15% due 11/15/2037 (g)	235,000	212,562
UnitedHealth Group, Inc.
4.875% due 03/15/2015	795,000	719,221
WellPoint, Inc.
6.375% due 06/15/2037	170,000	146,441
Wyeth
5.50% due 03/15/2013	660,000	687,158

		20,104,395

Energy - 1.59%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	585,000	590,295
Apache Corp.
6.00% due 09/15/2013	295,000	315,354
Cameron International Corp.
7.00% due 07/15/2038	340,000	259,823
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	370,000	378,817
Chevron Corp.
4.95% due 03/03/2019	440,000	449,673
Conoco Funding Company
6.35% due 10/15/2011	395,000	427,390
ConocoPhillips Company
5.75% due 02/01/2019	455,000	456,635
DCP Midstream LLC
9.70% due 12/01/2013 (g)	390,000	410,241
9.75% due 03/15/2019 (g)	475,000	470,917
Devon Financing Corp.
6.875% due 09/30/2011	400,000	418,318
Enbridge Energy Partners LP
9.875% due 03/01/2019	530,000	546,400
EnCana Corp.
6.50% due 08/15/2034	530,000	435,808
Enterprise Products Operating LLC
9.75% due 01/31/2014	265,000	291,183
GlobalSantaFe Corp.
5.00% due 02/15/2013	425,000	404,433
Halliburton Company
6.15% due 09/15/2019	300,000	304,838
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	415,000	409,829
7.30% due 08/15/2033	90,000	81,329
9.00% due 02/01/2019	265,000	283,270

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Marathon Oil Corp.
6.00% due 10/01/2017	$425,000	$393,889
Nabors Industries, Inc.
9.25% due 01/15/2019 (g)	450,000	426,703
Noble Holding International, Ltd.
7.375% due 03/15/2014	370,000	380,544
ONEOK Partners LP
6.65% due 10/01/2036	363,000	271,720
Pemex Project Funding Master Trust
7.375% due 12/15/2014	350,000	353,255
Petrobras International Finance Company
8.375% due 12/10/2018	395,000	433,829
Petro-Canada
5.95% due 05/15/2035	315,000	214,989
6.05% due 05/15/2018	500,000	429,956
Shell International Finance BV
6.375% due 12/15/2038	395,000	415,944
Talisman Energy, Inc.
6.25% due 02/01/2038	235,000	165,776
TEPPCO Partners LP
6.65% due 04/15/2018	165,000	141,908
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	190,000	187,644
Tosco Corp.
8.125% due 02/15/2030	543,000	591,159
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	630,000	506,758
Valero Energy Corp.
6.125% due 06/15/2017	425,000	365,458
Weatherford International, Ltd.
5.50% due 02/15/2016	430,000	363,881
XTO Energy, Inc.
5.50% due 06/15/2018	645,000	599,103

		13,177,069

Financial - 7.68%
Abbey National PLC
7.95% due 10/26/2029	340,000	294,900
Aegon Funding Corp.
5.75% due 12/15/2020	225,000	190,591
Aetna, Inc.
6.00% due 06/15/2016	450,000	436,374
Allied Capital Corp.
6.625% due 07/15/2011	295,000	54,763
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	390,000	248,140
Allstate Corp.
5.95% due 04/01/2036	455,000	331,068
AMB Property LP, MTN
6.30% due 06/01/2013	300,000	216,869
American Express Bank FSB, BKNT
6.00% due 09/13/2017	925,000	778,571
American Express Bank FSB, GMTN
3.15% due 12/09/2011	1,045,000	1,079,780
American Express Credit Corp., Series C
7.30% due 08/20/2013	380,000	352,736
Aon Capital Trust A
8.205% due 01/01/2027	250,000	178,070

The accompanying notes are an integral part of the financial statements.
379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
AXA SA
8.60% due 12/15/2030	$290,000	$204,499
Bank of America Corp.
2.10% due 04/30/2012	900,000	901,829
3.125% due 06/15/2012	525,000	543,137
5.42% due 03/15/2017	499,000	303,274
7.80% due 02/15/2010	520,000	499,542
Bank of New York Mellon Corp.
6.375% due 04/01/2012	130,000	134,911
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	675,000	668,919
Bank One Corp.
7.875% due 08/01/2010	725,000	744,529
Barclays Bank PLC
5.45% due 09/12/2012	450,000	455,599
BB&T Corp.
5.20% due 12/23/2015	450,000	403,486
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	980,000	1,012,060
Berkshire Hathaway Finance Corp.
4.00% due 04/15/2012 (g)	300,000	299,538
5.40% due 05/15/2018 (g)	450,000	446,979
BP Capital Markets PLC
5.25% due 11/07/2013	270,000	288,994
Capital One Financial Corp., MTN
5.70% due 09/15/2011	395,000	355,652
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	560,000	543,828
Chubb Corp.
5.75% due 05/15/2018	235,000	232,042
Citigroup, Inc.
2.125% due 04/30/2012	915,000	918,082
2.875% due 12/09/2011	1,040,000	1,069,645
5.50% due 04/11/2013	530,000	465,643
5.875% due 02/22/2033	895,000	467,586
6.00% due 02/21/2012	1,190,000	1,086,139
6.125% due 11/21/2017	1,265,000	1,096,763
CME Group, Inc.
5.75% due 02/15/2014	360,000	371,031
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	690,000	647,330
6.50% due 01/15/2012	787,000	804,079
Deutsche Bank AG
4.875% due 05/20/2013	900,000	882,774
Dresdner Bank AG
7.25% due 09/15/2015	270,000	223,899
Duke Realty LP
5.95% due 02/15/2017	225,000	134,559
FleetBoston Financial Corp.
6.70% due 07/15/2028	500,000	302,816
7.375% due 12/01/2009	635,000	620,358
General Electric Capital Corp.
2.20% due 06/08/2012	450,000	452,906
3.00% due 12/09/2011	525,000	540,561
6.125% due 02/22/2011	1,620,000	1,637,828
6.75% due 03/15/2032	980,000	794,680
General Electric Capital Corp., MTN
5.625% due 09/15/2017	975,000	854,550
6.875% due 01/10/2039	450,000	367,015

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	$610,000	$636,707
5.50% due 11/15/2014	1,060,000	964,371
6.125% due 02/15/2033	530,000	441,394
6.15% due 04/01/2018	1,030,000	940,821
6.875% due 01/15/2011	800,000	808,438
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	115,195
HBOS PLC
6.75% due 05/21/2018 (g)	200,000	154,280
HSBC Finance Corp.
8.00% due 07/15/2010	940,000	886,527
HSBC Holdings PLC
6.50% due 09/15/2037	905,000	740,605
HSBC USA, Inc., Series BKNT
5.875% due 11/01/2034	250,000	214,720
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	585,000	562,422
International Lease Finance Corp., MTN
5.45% due 03/24/2011	185,000	124,616
John Deere Capital Corp.
5.10% due 01/15/2013	540,000	543,826
John Deere Capital Corp., MTN
4.95% due 12/17/2012	740,000	742,768
5.25% due 10/01/2012	500,000	504,867
JPMorgan Chase & Company
3.125% due 12/01/2011	1,100,000	1,139,687
4.75% due 05/01/2013	670,000	649,443
6.40% due 05/15/2038	530,000	519,672
6.75% due 02/01/2011	975,000	993,907
Keycorp, MTN
6.50% due 05/14/2013	500,000	487,917
Kreditanstalt fuer Wiederaufbau
3.25% due 03/15/2013	2,150,000	2,188,502
4.375% due 03/15/2018	790,000	825,031
5.125% due 03/14/2016	1,105,000	1,198,130
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	540,000	552,018
5.125% due 02/01/2017	315,000	340,004
Lincoln National Corp.
5.65% due 08/27/2012	225,000	101,553
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	450,000	401,223
MBNA Corp.
5.00% due 06/15/2015	600,000	439,043
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	885,000	670,524
6.875% due 11/15/2018	975,000	749,909
7.75% due 05/14/2038	530,000	314,621
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	397,000	310,491
MetLife, Inc., Series A
6.817% due 08/15/2018	670,000	575,225
Morgan Stanley
2.25% due 03/13/2012	440,000	443,421
3.25% due 12/01/2011	525,000	544,945
6.75% due 04/15/2011	1,130,000	1,130,870
Morgan Stanley, MTN
5.95% due 12/28/2017	865,000	785,769

The accompanying notes are an integral part of the financial statements.
380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Morgan Stanley, MTN (continued)
6.625% due 04/01/2018	$793,000	$756,131
National Rural Utilities Cooperative Finance Corp.
10.375% due 11/01/2018	415,000	480,449
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	290,000	294,727
4.875% due 02/16/2016	485,000	535,165
PartnerRe Finance A LLC
6.875% due 06/01/2018	500,000	442,645
PNC Funding Corp.
2.30% due 06/22/2012	530,000	535,104
4.50% due 03/10/2010	395,000	393,516
ProLogis
5.50% due 04/01/2012	600,000	374,635
5.625% due 11/15/2016	180,000	89,964
Prudential Financial, Inc.
4.75% due 04/01/2014	450,000	334,587
Realty Income Corp.
5.95% due 09/15/2016	135,000	93,721
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	372,000	240,893
Simon Property Group LP
5.875% due 03/01/2017	245,000	188,983
SLM Corp.
4.50% due 07/26/2010	450,000	337,500
State Street Corp.
2.15% due 04/30/2012	440,000	441,810
SunTrust Banks, Inc.
6.00% due 09/11/2017	450,000	399,654
The St. Paul Companies, Inc.
5.50% due 12/01/2015	330,000	320,758
Toyota Motor Credit Corp.
5.45% due 05/18/2011	475,000	485,341
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	795,000	664,981
Unilever Capital Corp.
7.125% due 11/01/2010	400,000	429,999
Union Bank of California, N.A.
5.95% due 05/11/2016	500,000	358,407
US Bancorp
2.25% due 03/13/2012	440,000	444,177
US Bank NA, BKNT
6.375% due 08/01/2011	400,000	420,091
Vornado Realty LP
5.60% due 02/15/2011	500,000	468,338
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015	100,000	82,163
Wells Fargo & Company
2.125% due 06/15/2012	300,000	301,293
3.00% due 12/09/2011	525,000	542,795
5.00% due 11/15/2014	450,000	374,941
5.625% due 12/11/2017	800,000	729,930
6.375% due 08/01/2011	1,090,000	1,069,748
Wells Fargo Bank NA
5.95% due 08/26/2036	755,000	556,685
6.45% due 02/01/2011	750,000	734,869

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Xstrata Finance Canada, Ltd.
5.80% due 11/15/2016 (g)	$450,000	$289,163

		63,895,549

Government - 0.09%
Development Bank of Japan, Series DTC
5.125% due 02/01/2017	200,000	215,038
Japan Finance Corp. Municipal Enterprises, DTC
4.625% due 04/21/2015	200,000	204,110
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	335,000	352,523

		771,671

Industrial - 1.44%
3M Company, Series MTN
4.375% due 08/15/2013	350,000	368,595
Boeing Company
8.75% due 09/15/2031	405,000	486,712
Burlington Northern Santa Fe Corp.
7.00% due 02/01/2014	525,000	561,837
Canadian National Railway Company
6.375% due 10/15/2011	250,000	266,913
Caterpillar, Inc.
7.90% due 12/15/2018	390,000	403,522
Commercial Metals Company
7.35% due 08/15/2018	450,000	351,181
CRH America, Inc.
8.125% due 07/15/2018	330,000	257,308
CSX Corp.
6.25% due 04/01/2015	625,000	568,161
7.375% due 02/01/2019	450,000	416,899
Danaher Corp.
5.40% due 03/01/2019	310,000	313,783
Emerson Electric Company
4.875% due 10/15/2019	340,000	343,772
FedEx Corp.
8.00% due 01/15/2019	225,000	236,802
General Dynamics Corp.
5.25% due 02/01/2014	395,000	421,249
General Electric Company
5.00% due 02/01/2013	1,425,000	1,425,160
Honeywell International, Inc.
3.875% due 02/15/2014	445,000	448,822
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	450,000	420,094
Norfolk Southern Corp.
7.05% due 05/01/2037	430,000	445,008
Northrop Grumman Corp.
7.75% due 03/01/2016	350,000	403,344
Stanley Works
6.15% due 10/01/2013	590,000	600,862
Tyco Electronics Group SA
6.55% due 10/01/2017	600,000	454,030
Tyco International Finance SA
8.50% due 01/15/2019	320,000	330,300
Union Pacific Corp.
6.625% due 02/01/2029	390,000	369,482
United Parcel Service, Inc.
5.50% due 01/15/2018	320,000	331,926

The accompanying notes are an integral part of the financial statements.
381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
United Technologies Corp.
5.375% due 12/15/2017	$415,000	$424,870
6.125% due 02/01/2019	610,000	656,679
Waste Management, Inc.
7.375% due 03/11/2019	615,000	627,253

		11,934,564

Technology - 0.38%
Dell, Inc.
4.70% due 04/15/2013	450,000	451,961
Hewlett-Packard Company
4.75% due 06/02/2014	475,000	480,190
5.50% due 03/01/2018	250,000	256,357
International Business Machines Corp.
6.50% due 10/15/2013	1,045,000	1,155,968
Oracle Corp.
5.75% due 04/15/2018	570,000	594,863
Pitney Bowes, Inc.
6.25% due 03/15/2019	250,000	255,738

		3,195,077

Utilities - 1.93%
CalEnergy Company, Inc.
8.48% due 09/15/2028	565,000	601,919
Carolina Power & Light Company
5.30% due 01/15/2019	225,000	227,791
Consolidated Edison Company of New York, Inc.
6.65% due 04/01/2019	930,000	958,314
7.125% due 12/01/2018	390,000	414,832
Constellation Energy Group, Inc.
7.60% due 04/01/2032	180,000	148,689
Dominion Resources, Inc.
5.00% due 03/15/2013	410,000	408,857
DTE Energy Company
6.35% due 06/01/2016	330,000	285,515
Duke Energy Carolinas
5.625% due 11/30/2012	400,000	422,899
Duke Energy Carolinas, Series C
7.00% due 11/15/2018	390,000	447,791
E.ON International Finance BV
5.80% due 04/30/2018 (g)	595,000	585,265
Enel Finance International SA
6.25% due 09/15/2017 (g)	250,000	226,532
Entergy Texas, Inc.
7.125% due 02/01/2019	225,000	219,963
Exelon Corp.
6.75% due 05/01/2011	995,000	1,008,189
FirstEnergy Corp.
6.45% due 11/15/2011	210,000	210,190
7.375% due 11/15/2031	450,000	366,198
FPL Group Capital, Inc.
7.875% due 12/15/2015	395,000	446,085
Georgia Power Company
5.95% due 02/01/2039	455,000	447,471
Hydro-Quebec, Series HY
8.40% due 01/15/2022	150,000	207,812
Hydro-Quebec, Series JL
6.30% due 05/11/2011	600,000	645,079
Indiana Michigan Power Company
6.05% due 03/15/2037	445,000	353,965

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	$520,000	$521,950
Kansas City Power & Light Company
7.15% due 04/01/2019	630,000	632,849
KeySpan Corp.
8.00% due 11/15/2030	455,000	429,602
NiSource Finance Corp.
6.80% due 01/15/2019	500,000	401,811
Oncor Electric Delivery Company
7.50% due 09/01/2038 (g)	260,000	246,179
Pacific Gas & Electric Company
6.25% due 12/01/2013	620,000	663,023
Pacificorp
6.00% due 01/15/2039	450,000	444,414
Peco Energy Company
5.00% due 10/01/2014	600,000	599,200
Progress Energy, Inc.
7.05% due 03/15/2019	600,000	611,294
7.10% due 03/01/2011	265,000	274,724
Public Service Electric & Gas Company
6.33% due 11/01/2013	525,000	564,819
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	272,000	281,527
Scottish Power PLC
4.91% due 03/15/2010	160,000	157,747
Southern California Edison Company, Series 05-E
5.35% due 07/15/2035	545,000	497,051
Southwestern Public Service Company, Series G
8.75% due 12/01/2018	355,000	403,767
Virginia Electric and Power Company
8.875% due 11/15/2038	240,000	293,413
Wisconsin Electric Power Company
6.00% due 04/01/2014	360,000	390,981

		16,047,707

TOTAL CORPORATE BONDS (Cost $163,976,244)		$157,759,633

MUNICIPAL BONDS - 0.06%
Illinois - 0.06%
Illinois State, Taxable Pension
5.10% due 06/01/2033	570,000	494,897

TOTAL MUNICIPAL BONDS (Cost $512,627)		$494,897

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.02%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	695,583	683,676
Banc of America Commercial Mortgage, Inc.,
Series 2004-6, Class A3
4.512% due 12/10/2042	1,270,000	1,069,450
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	200,000	97,260
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	1,300,000	824,161

The accompanying notes are an integral part of the financial statements.
382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE

OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.4562% due 03/11/2039 (b)	$200,000	$97,574
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.7261% due 03/15/2049 (b)	394,327	394,255
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4096% due 01/15/2046 (b)	200,000	97,263
GE Capital Commercial Mortgage Corp., Series
2004-C3, Class A2
4.433% due 07/10/2039	1,183,944	1,179,104
GE Capital Commercial Mortgage Corp., Series
2005-C1, Class A2
4.353% due 06/10/2048	1,500,000	1,448,416
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	1,840,000	1,563,859
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A3
5.134% due 08/10/2038	1,880,000	1,387,291
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038	200,000	98,797
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	1,170,000	925,588
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB14, Class A3A
5.491% due 12/12/2044 (b)	1,860,000	1,558,179
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1795% due 12/15/2044 (b)	860,000	662,950
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	205,000	160,987
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	944,625	956,526
LB-UBS Commercial Mortgage Trust, Series
2005-C1, Class A2
4.31% due 02/15/2030	1,000,000	947,793
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	460,000	291,358
Morgan Stanley Capital I, Series 2005-HQ6,
Class A2A
4.882% due 08/13/2042	1,500,000	1,397,183
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A2
5.001% due 07/15/2041	750,000	722,459
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045	28,372	27,834
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045	249,639	248,569

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,917,008)		$16,840,532

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.14%
American Express Issuance Trust, Series 2008-1,
Class A
1.506% due 12/15/2010 (b)	$500,000	$490,358
CNH Equipment Trust, Series 2008-B, Class A2B
1.5563% due 04/15/2011 (b)	297,942	298,246
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	150,264	113,632
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	199,890	199,877
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	3,660	3,632
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	100,000	81,413

TOTAL ASSET BACKED SECURITIES
(Cost $1,252,247)		$1,187,158

SUPRANATIONAL OBLIGATIONS - 0.96%

Financial - 0.96%
African Development Bank
6.875% due 10/15/2015	210,000	247,232
Asian Development Bank
5.593% due 07/16/2018	680,000	798,687
European Investment Bank
2.375% due 03/14/2014	910,000	881,806
3.25% due 02/15/2011	750,000	772,267
4.625% due 05/15/2014	974,000	1,047,188
4.625% due 10/20/2015	695,000	751,877
4.875% due 01/17/2017	905,000	953,407
Inter-American Development Bank
7.00% due 06/15/2025	265,000	336,104
7.375% due 01/15/2010	423,000	442,090
International Bank for Reconstruction &
Development
3.625% due 05/21/2013	300,000	310,713
8.625% due 10/15/2016	415,000	569,418
International Finance Corp.
3.50% due 05/15/2013	325,000	334,156
Nordic Investment Bank
2.375% due 12/15/2011	520,000	524,163

		7,969,108

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $7,902,349)		$7,969,108

SHORT TERM INVESTMENTS - 8.23%
Federal Home Loan Bank Discount Notes
zero coupon due 04/13/2009	$24,000,000	$23,999,280
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	44,405,653	44,405,653

TOTAL SHORT TERM INVESTMENTS
(Cost $68,404,933)		$68,404,933

The accompanying notes are an integral part of the financial statements.
383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.32%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$10,960,030 on 04/01/2009,
collateralized by $10,675,000
Federal Home Loan Mortgage
Corp., 4.125% due 02/24/2011
(valued at $11,182,063 including
interest)	$10,960,000	$10,960,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,960,000)		$10,960,000

Total Investments (Total Bond Market Trust A)
(Cost $889,978,906) - 108.55%		$902,638,480
Liabilities in Excess of Other Assets - (8.55)%		(71,096,401)

TOTAL NET ASSETS - 100.00%		$831,542,079

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 22.10%

U.S. Treasury Bonds - 12.65%
4.375% due 02/15/2038	$1,415,000	$1,607,352
4.50% due 05/15/2038	515,000	601,263
6.25% due 05/15/2030	300,000	416,344
6.625% due 02/15/2027	295,000	415,443
6.75% due 08/15/2026	775,000	1,102,437
7.50% due 11/15/2016	1,870,000	2,510,621
7.875% due 02/15/2021	900,000	1,305,140
8.75% due 08/15/2020	1,400,000	2,135,875
9.25% due 02/15/2016	3,550,000	5,108,951
11.25% due 02/15/2015	2,010,000	3,032,744
11.75% due 11/15/2014	465,000	496,460
13.25% due 05/15/2014	1,200,000	1,217,344

		19,949,974

U.S. Treasury Notes - 9.45%
0.875% due 01/31/2011 to 03/31/2011	4,000,000	4,007,898
1.50% due 12/31/2013	500,000	498,750
1.75% due 01/31/2014	1,760,000	1,771,968
1.875% due 02/28/2014	270,000	272,954
2.00% due 09/30/2010 to 11/30/2013	6,700,000	6,835,730
5.00% due 08/15/2011	1,385,000	1,522,201

		14,909,501

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,221,865)		$34,859,475

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.96%

Federal Farm Credit Bank - 0.41%
3.875% due 10/07/2013	305,000	320,533
4.875% due 12/16/2015	300,000	325,935

		646,468

Federal Home Loan Bank - 1.76%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,778,984

Federal Home Loan Mortgage Corp. - 6.99%
4.00% due 05/01/2009	35,716	35,741

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
4.50% due 05/01/2024 to 10/01/2033	$505,559	$516,417
5.00% due 06/01/2023 to 10/01/2036	1,283,219	1,327,095
5.50% due 08/23/2017 to 02/01/2023	747,925	829,130
5.75% due 01/15/2012	1,200,000	1,331,204
5.836% due 02/01/2037 (b)	2,156,525	2,227,329
6.00% due 06/15/2011 to 06/01/2022	1,047,309	1,146,399
6.019% due 08/01/2037 (b)	2,308,049	2,399,963
6.25% due 07/15/2032	450,000	571,820
6.50% due 11/01/2015 to 09/01/2038	357,662	378,250
7.00% due 02/01/2016 to 04/01/2032	172,449	184,917
7.50% due 02/01/2016 to 03/01/2032	56,348	60,138
8.00% due 02/01/2030	8,496	9,097
8.50% due 10/01/2031	13,326	14,455

		11,031,955

Federal National Mortgage
Association - 33.63%
3.25% due 04/09/2013	1,000,000	1,043,782
4.00% due 11/01/2010 to 08/01/2020	1,213,342	1,237,443
4.50% due 12/01/2020 to 06/01/2034	4,102,427	4,237,103
4.617% due 01/01/2035 (b)	3,029,500	3,070,547
5.00% due 07/01/2020 to 12/01/2034	9,545,899	9,900,409
5.479% due 04/01/2036 (b)	711,392	734,902
5.50% due 08/01/2021 to 09/01/2036	13,218,050	13,778,317
5.680% due 04/01/2037 (b)	4,667,401	4,851,541
6.00% due 10/01/2013 to 08/01/2036	6,613,574	6,955,886
6.125% due 03/15/2012	1,900,000	2,141,351
6.25% due 05/15/2029	415,000	519,266
6.50% due 02/01/2015 to 02/01/2036	2,440,285	2,583,343
6.625% due 11/15/2030	380,000	498,660
7.00% due 12/01/2012 to 10/01/2032	382,868	405,605
7.125% due 01/15/2030	209,000	287,174
7.25% due 05/15/2030	450,000	628,211
7.50% due 10/01/2015 to 08/01/2031	101,458	108,919
8.00% due 08/01/2030 to 09/01/2031	44,062	47,104
8.50% due 09/01/2030	5,783	6,270

		53,035,833

Government National Mortgage
Association - 4.83%
4.50% due 05/15/2019 to 07/20/2035	180,497	185,585
5.00% due 05/15/2018 to 11/20/2038	1,220,660	1,269,833
5.50% due 11/15/2032 to 01/15/2039	2,581,515	2,697,047
6.00% due 04/15/2017 to 10/15/2038	2,223,172	2,334,982
6.50% due 01/15/2016 to 12/15/2038	812,152	858,126
7.00% due 08/15/2029 to 05/15/2032	182,543	195,290
7.50% due 08/15/2029 to 01/15/2031	47,743	50,911
8.00% due 04/15/2031	10,024	10,853
8.50% due 09/15/2030	6,706	7,410
9.00% due 01/15/2031	3,967	4,388

		7,614,425

Tennessee Valley Authority - 0.20%
6.75% due 11/01/2025	260,000	314,618

The accompanying notes are an integral part of the financial statements.
384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

The Financing Corp. - 0.14%
8.60% due 09/26/2019	$150,000	$215,383

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $71,112,527)		$75,637,666

FOREIGN GOVERNMENT OBLIGATIONS - 1.87%

Brazil - 0.33%
Federative Republic of Brazil
5.875% due 01/15/2019	105,000	102,112
6.00% due 01/17/2017	410,000	408,975

		511,087
Canada - 0.85%
Government of Canada
2.75% due 02/22/2011	200,000	204,600
5.125% due 01/26/2017	85,000	90,852
5.20% due 02/21/2017	80,000	87,645
6.50% due 01/15/2026	100,000	123,108
7.125% due 02/09/2024	150,000	179,260
7.50% due 07/15/2023	100,000	123,317
9.625% due 12/01/2018	300,000	437,550
Export Development Canada
3.50% due 05/16/2013	95,000	99,806

		1,346,138

Israel - 0.11%
Government of Israel
5.125% due 03/26/2019	90,000	90,630
5.50% due 09/18/2023	75,000	84,390

		175,020

Italy - 0.33%
Republic of Italy
6.875% due 09/27/2023	460,000	524,568

Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	50,000	50,475

Mexico - 0.22%
Government of Mexico
5.95% due 03/19/2019	165,000	160,875
9.875% due 02/01/2010	170,000	181,050

		341,925

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,868,911)		$2,949,213

CORPORATE BONDS - 20.95%

Basic Materials - 0.50%
Agrium, Inc.
6.75% due 01/15/2019	100,000	93,175
Alcoa, Inc.
6.75% due 07/15/2018	290,000	195,107
ArcelorMittal
5.375% due 06/01/2013	55,000	42,692
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	100,000	98,206
5.875% due 01/15/2014	90,000	95,140
MeadWestvaco Corp.
7.10% due 11/15/2009	35,000	35,039

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	$200,000	$134,168
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	70,000	61,261
The Dow Chemical Company
5.70% due 05/15/2018	50,000	35,801

		790,589

Communications - 2.44%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	54,920
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	105,000	112,193
AT&T, Inc.
6.30% due 01/15/2038	210,000	184,404
6.70% due 11/15/2013	90,000	96,125
BellSouth Corp.
6.875% due 10/15/2031	200,000	190,240
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	100,000	108,614
British Telecommunications PLC
5.95% due 01/15/2018	175,000	142,430
9.125% due 12/15/2030	60,000	54,535
Cisco Systems, Inc.
5.25% due 02/22/2011	80,000	84,584
Comcast Cable Communications
8.875% due 05/01/2017	75,000	81,317
Comcast Corp.
6.50% due 11/15/2035	155,000	136,906
COX Communications, Inc.
9.375% due 01/15/2019 (g)	125,000	133,918
Deutsche Telekom International Finance BV
8.75% due 06/15/2030	146,000	155,973
News America, Inc.
6.65% due 11/15/2037	175,000	131,135
Rogers Cable, Inc.
7.875% due 05/01/2012	100,000	104,826
SBC Communications, Inc.
5.625% due 06/15/2016	80,000	80,175
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	91,500
TCI Communications, Inc.
7.125% due 02/15/2028	110,000	96,729
Telecom Italia Capital SA
5.25% due 11/15/2013	170,000	152,666
Telefonica Europe BV
8.25% due 09/15/2030	100,000	109,980
Time Warner Companies, Inc.
7.25% due 10/15/2017	100,000	94,913
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	189,203
Time Warner, Inc.
6.75% due 04/15/2011	125,000	126,866
7.625% due 04/15/2031	75,000	67,014
Verizon Communications, Inc.
5.25% due 04/15/2013	130,000	132,702
6.10% due 04/15/2018	155,000	153,556
Verizon Global Funding Corp.
7.25% due 12/01/2010	155,000	163,755

The accompanying notes are an integral part of the financial statements.
385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	$100,000	$107,217
Viacom, Inc.
6.25% due 04/30/2016	125,000	109,743
7.875% due 07/30/2030	100,000	62,799
Vivendi
5.75% due 04/04/2013 (g)	55,000	51,404
Vodafone Group PLC
5.375% due 01/30/2015	190,000	188,945
Walt Disney Company, MTN
5.625% due 09/15/2016	90,000	93,900

		3,845,187

Consumer, Cyclical - 0.79%
CVS Caremark Corp.
6.125% due 08/15/2016	105,000	105,707
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	105,000	100,507
Home Depot, Inc.
4.625% due 08/15/2010	100,000	100,203
Macys Retail Holdings, Inc.
6.625% due 04/01/2011	200,000	171,832
McDonald's Corp., MTN
5.00% due 02/01/2019	50,000	52,004
Target Corp.
7.50% due 08/15/2010	160,000	171,042
Walgreen Company
5.25% due 01/15/2019	105,000	105,310
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	100,000	96,742
6.20% due 04/15/2038	125,000	126,346
7.55% due 02/15/2030	110,000	129,853
Yum! Brands, Inc.
6.25% due 03/15/2018	90,000	83,920

		1,243,466

Consumer, Non-cyclical - 2.56%
Abbott Laboratories
4.35% due 03/15/2014	120,000	124,708
Altria Group, Inc.
8.50% due 11/10/2013	80,000	86,764
9.25% due 08/06/2019	100,000	106,919
Amgen, Inc.
5.70% due 02/01/2019	50,000	50,783
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	105,000	104,696
Archer-Daniels-Midland Company
7.00% due 02/01/2031	85,000	90,218
AstraZeneca PLC
5.90% due 09/15/2017	105,000	111,178
Baxter International, Inc.
5.90% due 09/01/2016	50,000	52,764
Bottling Group LLC
5.125% due 01/15/2019	105,000	105,675
Bristol-Myers Squibb Company
6.80% due 11/15/2026	55,000	58,152
Brown-Forman Corp.
5.00% due 02/01/2014	105,000	108,719
Clorox Company
5.95% due 10/15/2017	95,000	93,812

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	$110,000	$128,510
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	59,952
9.75% due 03/01/2021	63,000	74,634
Covidien International Finance SA
6.00% due 10/15/2017	110,000	111,565
Diageo Capital PLC
7.375% due 01/15/2014	95,000	104,377
Eli Lilly & Company
7.125% due 06/01/2025	80,000	90,411
General Mills, Inc.
5.65% due 02/15/2019	85,000	86,535
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	105,000	106,599
Johnson & Johnson
5.85% due 07/15/2038	100,000	104,308
Kellogg Company, Series B
6.60% due 04/01/2011	125,000	133,723
Kimberly-Clark Corp.
7.50% due 11/01/2018	80,000	94,535
Kraft Foods, Inc.
6.75% due 02/19/2014	185,000	200,009
Kroger Company
6.40% due 08/15/2017	100,000	102,658
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	80,000	81,226
PepsiCo, Inc.
7.90% due 11/01/2018	80,000	98,293
Pharmacia Corp.
6.50% due 12/01/2018	105,000	113,514
Philip Morris International, Inc.
6.875% due 03/17/2014	90,000	97,405
Procter & Gamble Company
4.60% due 01/15/2014	125,000	132,289
Quest Diagnostics, Inc.
5.45% due 11/01/2015	30,000	28,348
SABMiller PLC
6.50% due 07/15/2018 (g)	90,000	83,818
Safeway, Inc.
6.35% due 08/15/2017	135,000	138,350
Schering Plough Corp.
5.55% due 12/01/2013	70,000	73,571
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	90,000	77,679
Tesco PLC
6.15% due 11/15/2037 (g)	100,000	90,452
UnitedHealth Group, Inc.
4.875% due 03/15/2015	190,000	171,889
WellPoint, Inc.
6.375% due 06/15/2037	175,000	150,748
Wyeth
5.50% due 03/15/2013	200,000	208,230

		4,038,016

Energy - 2.07%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	175,000	176,584

The accompanying notes are an integral part of the financial statements.
386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Apache Corp.
6.00% due 09/15/2013	$75,000	$80,175
Cameron International Corp.
7.00% due 07/15/2038	320,000	244,539
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	90,000	92,145
Chevron Corp.
4.95% due 03/03/2019	90,000	91,979
ConocoPhillips Company
5.75% due 02/01/2019	100,000	100,359
DCP Midstream LLC
9.70% due 12/01/2013 (g)	90,000	94,671
9.75% due 03/15/2019 (g)	95,000	94,183
Devon Financing Corp.
6.875% due 09/30/2011	100,000	104,579
Enbridge Energy Partners LP
9.875% due 03/01/2019	125,000	128,868
EnCana Corp.
6.50% due 08/15/2034	125,000	102,785
Enterprise Products Operating LLC
9.75% due 01/31/2014	60,000	65,928
GlobalSantaFe Corp.
5.00% due 02/15/2013	100,000	95,161
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	80,000	79,003
7.30% due 08/15/2033	80,000	72,292
9.00% due 02/01/2019	60,000	64,137
Marathon Oil Corp.
6.00% due 10/01/2017	100,000	92,680
Nabors Industries, Inc.
9.25% due 01/15/2019 (g)	105,000	99,564
Noble Holding International, Ltd.
7.375% due 03/15/2014	100,000	102,850
ONEOK Partners LP
6.65% due 10/01/2036	85,000	63,626
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	262,418
Petrobras International Finance Company
8.375% due 12/10/2018	90,000	98,847
Petro-Canada
5.95% due 05/15/2035	70,000	47,775
6.05% due 05/15/2018	125,000	107,489
Shell International Finance BV
6.375% due 12/15/2038	90,000	94,772
Talisman Energy, Inc.
6.25% due 02/01/2038	110,000	77,597
TEPPCO Partners LP
6.65% due 04/15/2018	40,000	34,402
Tosco Corp.
8.125% due 02/15/2030	110,000	119,756
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	85,000	68,372
Valero Energy Corp.
6.125% due 06/15/2017	100,000	85,990
Weatherford International, Ltd.
5.50% due 02/15/2016	120,000	101,548

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
XTO Energy, Inc.
5.50% due 06/15/2018	$135,000	$125,394

		3,270,468

Financial - 8.60%
Abbey National PLC
7.95% due 10/26/2029	75,000	65,052
Aegon Funding Corp.
5.75% due 12/15/2020	50,000	42,353
Aetna, Inc.
6.00% due 06/15/2016	105,000	101,820
Allied Capital Corp.
6.625% due 07/15/2011	90,000	16,707
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	115,000	73,170
Allstate Corp.
5.95% due 04/01/2036	100,000	72,762
American Express Bank FSB, BKNT
6.00% due 09/13/2017	350,000	294,594
American Express Bank FSB, GMTN
3.15% due 12/09/2011	250,000	258,321
American Express Credit Corp., Series C
7.30% due 08/20/2013	100,000	92,825
Aon Capital Trust A
8.205% due 01/01/2027	100,000	71,228
AXA SA
8.60% due 12/15/2030	120,000	84,620
Bank of America Corp.
2.10% due 04/30/2012	205,000	205,417
3.125% due 06/15/2012	125,000	129,318
5.42% due 03/15/2017	100,000	60,776
7.80% due 02/15/2010	120,000	115,279
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	155,000	153,604
Bank One Corp.
7.875% due 08/01/2010	150,000	154,040
Barclays Bank PLC
5.45% due 09/12/2012	105,000	106,307
BB&T Corp.
5.20% due 12/23/2015	105,000	94,147
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	230,000	237,524
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (g)	105,000	104,295
BP Capital Markets PLC
5.25% due 11/07/2013	80,000	85,628
Capital One Financial Corp., MTN
5.70% due 09/15/2011	80,000	72,031
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	100,000	97,112
Chubb Corp.
5.75% due 05/15/2018	50,000	49,371
Citigroup, Inc.
2.125% due 04/30/2012	210,000	210,707
2.875% due 12/09/2011	250,000	257,126
5.50% due 04/11/2013	125,000	109,822
5.875% due 02/22/2033	220,000	114,937
6.125% due 11/21/2017	300,000	260,102

The accompanying notes are an integral part of the financial statements.
387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	$125,000	$117,270
6.50% due 01/15/2012	200,000	204,340
Deutsche Bank AG
4.875% due 05/20/2013	210,000	205,981
Dresdner Bank AG
7.25% due 09/15/2015	80,000	66,340
FleetBoston Financial Corp.
6.70% due 07/15/2028	125,000	75,704
7.375% due 12/01/2009	100,000	97,694
General Electric Capital Corp.
2.20% due 06/08/2012	105,000	105,678
3.00% due 12/09/2011	125,000	128,705
6.125% due 02/22/2011	320,000	323,522
6.75% due 03/15/2032	230,000	186,507
General Electric Capital Corp., MTN
5.625% due 09/15/2017	230,000	201,586
6.875% due 01/10/2039	105,000	85,637
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	125,000	130,473
5.50% due 11/15/2014	250,000	227,446
6.125% due 02/15/2033	125,000	104,102
6.15% due 04/01/2018	185,000	168,982
6.875% due 01/15/2011	185,000	186,951
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	50,000	25,042
HSBC Finance Corp.
8.00% due 07/15/2010	200,000	188,623
HSBC Holdings PLC
6.50% due 09/15/2037	205,000	167,761
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	135,000	129,790
John Deere Capital Corp., MTN
4.95% due 12/17/2012	172,000	172,643
JPMorgan Chase & Company
3.125% due 12/01/2011	215,000	222,757
4.75% due 05/01/2013	125,000	121,165
6.40% due 05/15/2038	125,000	122,564
6.75% due 02/01/2011	155,000	158,006
Keycorp, MTN
6.50% due 05/14/2013	125,000	121,979
Kreditanstalt fuer Wiederaufbau
3.25% due 03/15/2013	300,000	305,372
4.375% due 03/15/2018	180,000	187,982
5.125% due 03/14/2016	100,000	108,428
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	100,000	102,226
5.125% due 02/01/2017	75,000	80,953
Lincoln National Corp.
5.65% due 08/27/2012	50,000	22,567
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	105,000	93,619
MBNA Corp.
5.00% due 06/15/2015	250,000	182,935
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	210,000	159,107
6.875% due 11/15/2018	120,000	92,296
7.75% due 05/14/2038	125,000	74,203

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	$260,000	$203,344
MetLife, Inc., Series A
6.817% due 08/15/2018	120,000	103,025
Morgan Stanley
2.25% due 03/13/2012	100,000	100,778
3.25% due 12/01/2011	125,000	129,749
6.75% due 04/15/2011	250,000	250,193
Morgan Stanley, MTN
5.95% due 12/28/2017	255,000	231,643
National Rural Utilities Cooperative Finance Corp.
10.375% due 11/01/2018	95,000	109,982
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	130,000	132,119
4.875% due 02/16/2016	50,000	55,172
PNC Funding Corp.
2.30% due 06/22/2012	125,000	126,204
4.50% due 03/10/2010	60,000	59,775
ProLogis
5.50% due 04/01/2012	108,000	67,434
5.625% due 11/15/2016	185,000	92,463
Prudential Financial, Inc.
4.75% due 04/01/2014	105,000	78,070
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	100,000	64,756
Simon Property Group LP
5.875% due 03/01/2017	255,000	196,697
SLM Corp.
4.50% due 07/26/2010	105,000	78,750
SMBC International Finance NV
8.50% due 06/15/2009	100,000	100,645
State Street Corp.
2.15% due 04/30/2012	90,000	90,370
SunTrust Banks, Inc.
6.00% due 09/11/2017	105,000	93,253
Torchmark Corp.
8.25% due 08/15/2009	100,000	99,873
Toyota Motor Credit Corp.
5.45% due 05/18/2011	95,000	97,068
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	48,129
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	185,000	154,744
Unilever Capital Corp.
7.125% due 11/01/2010	100,000	107,500
Union Bank of California, N.A.
5.95% due 05/11/2016	250,000	179,204
US Bancorp
2.25% due 03/13/2012	100,000	100,949
US Bank NA, BKNT
6.375% due 08/01/2011	325,000	341,324
Wells Fargo & Company
3.00% due 12/09/2011	125,000	129,237
5.00% due 11/15/2014	105,000	87,486
5.625% due 12/11/2017	185,000	168,796
Wells Fargo Bank NA
6.45% due 02/01/2011	385,000	377,233

The accompanying notes are an integral part of the financial statements.
388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Xstrata Finance Canada, Ltd.
5.80% due 11/15/2016 (g)	$105,000	$67,471

		13,571,367

Government - 0.18%
Development Bank of Japan, Series DTC
5.125% due 02/01/2017	100,000	107,519
Japan Finance Corp. Municipal Enterprises, DTC
4.625% due 04/21/2015	100,000	102,055
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	65,000	68,400

		277,974

Industrial - 1.38%
Boeing Company
8.75% due 09/15/2031	90,000	108,158
Burlington Northern Santa Fe Corp.
7.00% due 02/01/2014	125,000	133,771
Canadian National Railway Company
6.375% due 10/15/2011	50,000	53,382
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	46,179
7.90% due 12/15/2018	95,000	98,294
Commercial Metals Company
7.35% due 08/15/2018	110,000	85,844
CRH America, Inc.
8.125% due 07/15/2018	300,000	233,916
CSX Corp.
6.25% due 04/01/2015	100,000	90,906
7.375% due 02/01/2019	105,000	97,276
Emerson Electric Company
4.875% due 10/15/2019	80,000	80,888
FedEx Corp.
8.00% due 01/15/2019	50,000	52,623
General Dynamics Corp.
5.25% due 02/01/2014	90,000	95,981
General Electric Company
5.00% due 02/01/2013	190,000	190,021
Honeywell International, Inc.
3.875% due 02/15/2014	85,000	85,730
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	110,000	102,690
Northrop Grumman Corp.
7.75% due 03/01/2016	75,000	86,431
Stanley Works
6.15% due 10/01/2013	60,000	61,105
Tyco Electronics Group SA
6.55% due 10/01/2017	200,000	151,343
Union Pacific Corp.
6.625% due 02/01/2029	85,000	80,528
United Technologies Corp.
5.375% due 12/15/2017	100,000	102,378
6.125% due 02/01/2019	125,000	134,565

		2,172,009

Technology - 0.44%
Dell, Inc.
4.70% due 04/15/2013	130,000	130,566
Hewlett-Packard Company
4.75% due 06/02/2014	95,000	96,038

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology (continued)
International Business Machines Corp.
6.50% due 10/15/2013	$240,000	$265,485
Oracle Corp.
5.75% due 04/15/2018	145,000	151,325
Pitney Bowes, Inc.
6.25% due 03/15/2019	50,000	51,148

		694,562

Utilities - 1.99%
CalEnergy Company, Inc.
8.48% due 09/15/2028	130,000	138,495
Carolina Power & Light Company
5.30% due 01/15/2019	50,000	50,620
Consolidated Edison Company of New York, Inc.
7.125% due 12/01/2018	95,000	101,049
Dominion Resources, Inc.
5.00% due 03/15/2013	95,000	94,735
DTE Energy Company
6.35% due 06/01/2016	60,000	51,912
Duke Energy Carolinas
5.625% due 11/30/2012	100,000	105,725
Duke Energy Carolinas, Series C
7.00% due 11/15/2018	90,000	103,336
E.ON International Finance BV
5.80% due 04/30/2018 (g)	140,000	137,709
Enel Finance International SA
6.25% due 09/15/2017 (g)	50,000	45,306
Entergy Texas, Inc.
7.125% due 02/01/2019	50,000	48,881
Exelon Corp.
6.75% due 05/01/2011	235,000	238,115
FirstEnergy Corp.
6.45% due 11/15/2011	50,000	50,045
7.375% due 11/15/2031	116,000	94,398
FPL Group Capital, Inc.
7.875% due 12/15/2015	90,000	101,640
Georgia Power Company
5.95% due 02/01/2039	100,000	98,345
Hydro-Quebec, Series HY
8.40% due 01/15/2022	100,000	138,541
Indiana Michigan Power Company
6.05% due 03/15/2037	187,000	148,745
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	205,000	205,769
KeySpan Corp.
8.00% due 11/15/2030	100,000	94,418
NiSource Finance Corp.
6.80% due 01/15/2019	130,000	104,471
Oncor Electric Delivery Company
7.50% due 09/01/2038 (g)	58,000	54,917
Pacific Gas & Electric Company
6.25% due 12/01/2013	135,000	144,368
Pacificorp
6.00% due 01/15/2039	105,000	103,697
Progress Energy, Inc.
7.10% due 03/01/2011	85,000	88,119
Public Service Electric & Gas Company
6.33% due 11/01/2013	120,000	129,101

The accompanying notes are an integral part of the financial statements.
389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	$60,000	$62,101
Scottish Power PLC
4.91% due 03/15/2010	30,000	29,578
Southern California Edison Company, Series 05-E
5.35% due 07/15/2035	130,000	118,563
Southwestern Public Service Company, Series G
8.75% due 12/01/2018	70,000	79,616
Virginia Electric and Power Company
8.875% due 11/15/2038	70,000	85,579
Wisconsin Electric Power Company
6.00% due 04/01/2014	80,000	86,884

		3,134,778

TOTAL CORPORATE BONDS (Cost $34,980,056)		$33,038,416

MUNICIPAL BONDS - 0.06%

Illinois - 0.06%
Illinois State, Taxable Pension
5.10% due 06/01/2033	115,000	99,847

TOTAL MUNICIPAL BONDS (Cost $103,425)		$99,847

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.87%
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	500,000	408,129
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	300,000	302,657
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.7261% due 03/15/2049 (b)	394,327	394,255
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1795% due 12/15/2044 (b)	835,000	643,678
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039 (b)	400,000	314,265
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	269,307	270,500
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	440,000	278,690
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.6573% due 05/12/2039 (b)	800,000	392,201
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	396,179
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009 (b)	234,155	235,737
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	482,263	483,219

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	$500,000	$407,355

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,714,330)		$4,526,865

ASSET BACKED SECURITIES - 1.33%
American Express Issuance Trust, Series 2008-1,
Class A
1.506% due 12/15/2010 (b)	515,000	505,069
CNH Equipment Trust, Series 2008-B, Class A2B
1.5563% due 04/15/2011 (b)	297,942	298,246
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	280,309
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033 (b)	550,000	544,799
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	59,869	61,844
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	399,781	399,754

TOTAL ASSET BACKED SECURITIES
(Cost $2,165,934)		$2,090,021

SUPRANATIONAL OBLIGATIONS - 1.19%

Financial - 1.19%
African Development Bank
6.875% due 10/15/2015	35,000	41,205
Asian Development Bank
5.593% due 07/16/2018	250,000	293,635
European Investment Bank
2.375% due 03/14/2014	210,000	203,494
3.25% due 02/15/2011	165,000	169,899
4.625% due 05/15/2014	155,000	166,647
4.625% due 10/20/2015	150,000	162,276
4.875% due 01/17/2017	200,000	210,698
Inter-American Development Bank
7.00% due 06/15/2025	60,000	76,099
8.50% due 03/15/2011	200,000	225,684
International Bank for Reconstruction &
Development
8.625% due 10/15/2016	100,000	137,209
International Finance Corp.
3.50% due 05/15/2013	65,000	66,831
Nordic Investment Bank
2.375% due 12/15/2011	125,000	126,001

		1,879,678

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,832,789)		$1,879,678

The accompanying notes are an integral part of the financial statements.
390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.03%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$1,619,004 on 04/01/2009,
collateralized by $1,580,000
Federal Home Loan Mortgage
Corp., 4.125% due 02/24/2011
(valued at $1,655,050, including
interest)	$1,619,000	$1,619,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,619,000)		$1,619,000

Total Investments (Total Bond Market Trust B)
(Cost $153,618,837) - 99.36%		$156,700,181
Other Assets in Excess of Liabilities - 0.64%		1,003,790

TOTAL NET ASSETS - 100.00%		$157,703,971

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 15.82%
Treasury Inflation-Protected

Securities (d) - 13.05%
1.625% due 01/15/2015	$17,329,189	$17,502,481
1.75% due 01/15/2028	4,333,196	4,149,035
1.875% due 07/15/2013	2,758,680	2,827,647
2.00% due 01/15/2014 to 07/15/2014	26,417,433	27,252,750
2.125% due 01/15/2019	149,091,690	158,736,133
2.625% due 07/15/2017	5,806,077	6,305,040
3.00% due 07/15/2012	62,582,728	66,591,903

		283,364,989

U.S. Treasury Bonds - 2.77%
3.50% due 02/15/2039	16,900,000	16,699,397
8.125% due 08/15/2019	24,300,000	35,235,000
8.75% due 08/15/2020	5,400,000	8,238,375

		60,172,772

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $334,517,236)		$343,537,761

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.05%

Federal Home Loan Mortgage Corp. - 1.35%
3.938% due 06/01/2034 (b)	547,788	554,518
4.875% due 06/13/2018	1,700,000	1,885,222
5.00% due 05/01/2018 to 12/01/2018	2,058,514	2,151,146
5.19% due 01/01/2029 (b)	302,022	307,765
5.50% due 05/01/2037 to 06/01/2038	18,387,972	19,104,816
6.00% due 03/01/2016 to 08/01/2038	3,048,239	3,194,205
5.00% due 12/14/2018	2,300,000	2,220,841

		29,418,513

Federal National Mortgage
Association - 54.99%
3.022% due 06/01/2043 (b)	1,858,520	1,836,810
3.222% due 10/01/2040 (b)	348,550	345,281
4.319% due 09/01/2035 (b)	5,078,724	5,089,736
4.50% TBA **	7,000,000	7,206,172

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
4.54% due 05/01/2036 (b)		$3,702,504	$3,791,135
4.818% due 09/01/2035 (b)		751,316	775,266
4.914% due 07/01/2009 (b)		4,128	4,128
5.00% due 11/01/2017 to 03/01/2037		105,952,660	110,004,173
5.00% due 03/01/2036 ***		65,331,959	67,521,599
5.055% due 05/01/2035 (b)		679,426	703,671
5.50% due 11/01/2016 to 11/01/2038		358,845,178	373,643,103
5.50% TBA **		296,700,000	307,831,468
6.00% due 03/01/2016 to 12/01/2038		154,542,417	161,701,455
6.00% TBA **		146,800,000	153,270,332
6.50% due 03/01/2036 to 11/01/2037		168,557	178,060

			1,193,902,389

Government National Mortgage
Association - 0.40%
4.125% due 10/20/2029 to 11/20/2029 (b)		532,817	538,971
4.625% due 09/20/2021 (b)		76,902	78,030
4.75% due 01/20/2032 to 02/20/2032 (b)		846,490	850,862
5.00% due 11/20/2034 to 03/20/2035		1,341,995	1,320,514
5.375% due 05/20/2023 to 05/20/2030 (b)		826,401	838,363
6.00% due 04/15/2037 to 08/15/2038		4,784,856	5,012,884

			8,639,624

Small Business Administration - 0.31%
4.504% due 02/10/2014		510,733	510,578
4.88% due 11/01/2024		137,092	145,350
5.13% due 07/01/2023		232,541	247,965
5.52% due 06/01/2024		4,788,470	5,212,502
6.344% due 08/10/2011		525,607	546,858
7.449% due 08/01/2010		46,099	47,415

			6,710,668

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,205,070,235)			$1,238,671,194

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Brazil - 0.05%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,600,000	1,025,542

South Africa - 0.02%
Republic of South Africa
5.875% due 05/30/2022		$500,000	447,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,019,863)			$1,473,042

CORPORATE BONDS - 26.74%

Basic Materials - 0.40%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.15% due 10/24/2036 (g)		400,000	369,662
Nucor Corp.
5.75% due 12/01/2017		5,200,000	5,203,047
Rohm & Haas Company
6.00% due 09/15/2017		2,100,000	1,744,552
Vale Overseas, Ltd.
6.25% due 01/23/2017		700,000	689,923

The accompanying notes are an integral part of the financial statements.
391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Vale Overseas, Ltd. (continued)
6.875% due 11/21/2036	$700,000	$604,477

		8,611,661

Communications - 1.52%
AT&T Broadband Corp.
8.375% due 03/15/2013	200,000	213,886
AT&T Corp.
7.3 due 11/15/2011 (b)	1,538,000	1,652,593
AT&T, Inc.
4.95% due 01/15/2013	500,000	507,227
5.50% due 02/01/2018	400,000	386,782
6.30% due 01/15/2038	300,000	263,434
Comcast Corp.
1.46% due 07/14/2009 (b)	4,400,000	4,376,918
5.875% due 02/15/2018	1,000,000	950,795
6.45% due 03/15/2037	1,000,000	873,650
France Telecom SA
7.75% due 03/01/2011	200,000	214,198
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	113,000	107,915
Qwest Corp.
7.625% due 06/15/2015	2,700,000	2,430,000
Telecom Italia Capital SA
1.7525% due 07/18/2011 (b)	4,800,000	4,151,117
Telefonica Emisones SAU
1.5875% due 06/19/2009 (b)	4,700,000	4,683,414
Time Warner, Inc.
1.461% due 11/13/2009 (b)	3,700,000	3,630,906
Verizon Communications, Inc.
1.475% due 04/03/2009 (b)	8,400,000	8,400,000
Verizon Global Funding Corp.
7.25% due 12/01/2010	200,000	211,296

		33,054,131

Consumer, Cyclical - 0.16%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011	113,549	99,923
DaimlerChrysler N.A. Holding Corp., MTN
1.6344% due 08/03/2009 (b)	3,500,000	3,473,852

		3,573,775

Consumer, Non-cyclical - 2.54%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	200,000	182,499
AstraZeneca PLC
5.90% due 09/15/2017	1,400,000	1,482,372
6.45% due 09/15/2037	1,400,000	1,452,195
Kraft Foods, Inc.
6.25% due 06/01/2012	100,000	105,514
Philip Morris International, Inc.
5.65% due 05/16/2018	2,000,000	1,987,212
President and Fellows of Harvard College
6.00% due 01/15/2019 (g)	6,100,000	6,674,699
6.50% due 01/15/2039 (g)	32,500,000	37,427,680
Roche Holdings, Inc.
7.00% due 03/01/2039 (g)	5,600,000	5,859,946

		55,172,117

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 1.04%
Anadarko Petroleum Corp.
1.72% due 09/15/2009 (b)	$5,700,000	$5,679,594
El Paso Corp.
7.75% due 01/15/2032	5,475,000	4,079,078
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	700,000	507,500
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	3,200,000	3,056,835
Peabody Energy Corp.
7.875% due 11/01/2026	1,200,000	1,071,000
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	340,288	289,333
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,500,000	1,148,835
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009	3,600,000	3,690,000
Williams Companies, Inc.
6.375% due 10/01/2010 (g)	3,200,000	3,148,736

		22,670,911

Financial - 20.54%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013	3,000,000	2,901,819
American Express Bank FSB, BKNT
0.605% due 10/20/2009 (b)	4,300,000	4,157,631
6.00% due 09/13/2017	300,000	252,509
American Express Centurion Bank, BKNT
0.5844% due 06/12/2009 (b)	8,200,000	8,090,727
6.00% due 09/13/2017	300,000	252,509
American Express Company
7.00% due 03/19/2018	1,000,000	882,142
American Express Credit Corp.
0.6769% due 12/02/2010 (b)	3,700,000	3,329,952
American Express Credit Corp., MTN
5.875% due 05/02/2013	2,800,000	2,458,338
American Honda Finance Corp., MTN
1.2913% due 02/09/2010 (b)(g)	4,600,000	4,570,371
American International Group, Inc.
0.6062% due 06/16/2009 (b)(g)	3,000,000	2,715,000
5.05% due 10/01/2015	800,000	355,606
5.375% due 10/18/2011	3,300,000	1,716,165
American International Group, Inc., MTN
1.3875% due 03/20/2012 (b)	5,200,000	2,451,868
4.95% due 03/20/2012	700,000	342,290
5.45% due 05/18/2017	100,000	39,557
5.85% due 01/16/2018	100,000	39,150
American International Group, Inc., Series 1
1.2525% due 10/18/2011 (b)	300,000	157,036
ANZ National International, Ltd.
1.2813% due 08/07/2009 (b)(g)	5,000,000	4,996,905
6.20% due 07/19/2013 (g)	3,900,000	3,760,641
ASIF I, EMTN
1.3094% due 07/26/2010 (b)	41,535,000	33,389,987
Bank of America NA, BKNT
6.00% due 10/15/2036	1,400,000	926,135
Bank of Ireland, Series YCD
1.1344% due 01/15/2010 (b)	500,000	480,421
Barclays Bank PLC
5.45% due 09/12/2012	32,500,000	32,904,397

The accompanying notes are an integral part of the financial statements.
392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Bear Stearns Companies, Inc.
1.4475% due 08/15/2011 (b)		$600,000	$554,390
1.4856% due 07/19/2010 (b)		6,900,000	6,799,032
6.95% due 08/10/2012		4,900,000	4,989,998
Bear Stearns Companies, Inc., MTN
1.3406% due 08/21/2009 (b)		12,600,000	12,557,992
1.3525% due 07/16/2009 (b)		4,400,000	4,391,539
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		2,500,000	875,600
Caelus Re, Ltd.
7.5113% due 06/07/2011 (b)(g)		1,400,000	1,305,220
Calabash Re, Ltd.
9.72% due 01/08/2010 (b)(g)		3,100,000	2,984,990
China Development Bank
5.00% due 10/15/2015		500,000	516,923
CIT Group, Inc.
1.4744% due 11/03/2010 (b)		3,400,000	2,490,313
12.00% due 12/18/2018 (g)		2,000,000	1,161,400
CIT Group, Inc., MTN
1.3575% due 08/17/2009 (b)		6,600,000	5,897,272
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		8,400,000	4,044,566
Citigroup Funding, Inc., MTN
0.5231% due 04/23/2009 (b)		900,000	897,875
1.2263% due 06/26/2009 (b)		3,000,000	2,963,673
Citigroup, Inc.
1.2619% due 12/28/2009 (b)		1,200,000	1,107,925
1.5538% due 06/09/2016 (b)		9,600,000	4,799,866
5.30% due 10/17/2012		1,600,000	1,410,251
5.50% due 08/27/2012		3,800,000	3,387,005
5.50% due 04/11/2013		10,900,000	9,576,435
5.85% due 07/02/2013		1,000,000	895,077
6.125% due 08/25/2036		4,200,000	2,256,904
8.40% due 04/29/2049 ^		8,900,000	5,029,746
Countrywide Financial Corp.
5.80% due 06/07/2012		4,000,000	3,473,752
Countrywide Financial Corp., EMTN
2.288% due 11/23/2010 (b)	EUR	5,700,000	6,864,185
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		$8,500,000	8,399,521
Credit Agricole SA
1.2563% due 05/28/2009 (b)(g)		3,400,000	3,393,792
1.3062% due 05/28/2010 (b)(g)		3,900,000	3,814,570
Deutsche Bank AG
6.00% due 09/01/2017		6,700,000	6,473,795
DnB NOR Bank ASA
1.33% due 10/13/2009 (b)(g)		3,300,000	3,260,030
Ford Motor Credit Company LLC
5.70% due 01/15/2010		600,000	513,937
7.25% due 10/25/2011		100,000	71,196
7.375% due 10/28/2009		2,900,000	2,600,865
7.375% due 02/01/2011		100,000	75,571
7.875% due 06/15/2010		400,000	330,562
8.625% due 11/01/2010		300,000	238,950
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	12,700,000	6,580,556
5.875% due 01/14/2038		$4,200,000	3,000,001
General Electric Capital Corp., MTN
1.2125% due 01/20/2010 (b)		2,300,000	2,230,657

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
General Electric Capital Corp., MTN (continued)
1.3075% due 08/15/2011 (b)		$5,800,000	$4,960,485
1.6113% due 01/08/2016 (b)		1,600,000	1,063,914
General Electric Capital Corp., Series A
1.4725% due 10/06/2010 (b)		800,000	733,206
General Electric Capital Corp., Series A, MTN
1.44% due 12/15/2009 (b)		2,600,000	2,534,259
GMAC LLC
6.00% due 12/15/2011		600,000	336,916
Goldman Sachs Group, Inc.
1.3169% due 06/23/2009 (b)		3,200,000	3,178,822
5.625% due 01/15/2017		2,900,000	2,259,004
5.95% due 01/18/2018		8,200,000	7,444,280
6.15% due 04/01/2018		3,400,000	3,105,621
6.25% due 09/01/2017		6,600,000	6,116,075
Goldman Sachs Group, Inc., MTN
1.3175% due 11/16/2009 (b)		1,600,000	1,563,013
Goldman Sachs Group, Inc., Series B, MTN
1.455% due 07/23/2009 (b)		9,600,000	9,519,130
Goldman Sachs Group, Inc., Series E, MTN
6.375% due 05/02/2018	EUR	300,000	338,222
Goldman Sachs Group, Inc., Series GMTN
2.465% due 01/30/2017 (b)		1,000,000	893,165
HBOS Treasury Services PLC, MTN
1.1825% due 07/17/2009 (b)(g)		$5,800,000	5,767,160
HSBC Bank USA, BKNT
1.4325% due 06/10/2009 (b)		1,200,000	1,193,225
HSBC Finance Corp.
1.1925% due 10/21/2009 (b)		2,600,000	2,457,549
HSBC Holdings PLC
6.50% due 05/02/2036		1,300,000	1,073,000
6.50% due 09/15/2037		1,600,000	1,309,357
International Lease Finance Corp., MTN
4.95% due 02/01/2011		4,100,000	2,708,833
International Lease Finance Corp., Series P
1.4944% due 01/15/2010 (b)		2,100,000	1,658,026
JPMorgan Chase & Company
6.00% due 01/15/2018		2,500,000	2,525,207
JPMorgan Chase & Company, MTN
1.2813% due 05/07/2010 (b)		5,600,000	5,482,590
JPMorgan Chase & Company, Series 1
7.90% to 04/30/2018, then variable due
12/31/2049		1,700,000	1,092,488
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017		5,400,000	5,061,830
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		700,000	449,413
KeyBank NA, BKNT
3.5113% due 06/02/2010 (b)		5,400,000	5,205,481
Lehman Brothers Holdings, Inc., MTN
5.46% due 11/16/2009 ^ (b)		8,000,000	960,000
5.50% due 05/25/2010 (b)		1,800,000	216,000
5.5163% due 08/21/2009 ^ (b)		3,100,000	372,000
5.5981% due 04/03/2009 ^ (b)		3,500,000	420,000
5.7269% due 07/18/2011 ^ (b)		2,700,000	324,000
6.875% due 05/02/2018 ^		1,100,000	132,000
Lloyds Banking Group PLC
5.92% due 09/29/2049 (g)		700,000	126,000

The accompanying notes are an integral part of the financial statements.
393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Longpoint Re, Ltd.
6.57% due 05/08/2010 (b)(g)		$1,700,000	$1,651,380
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		4,300,000	3,084,850
Merrill Lynch & Company, Inc., EMTN
1.934% due 03/22/2011 (b)	EUR	2,000,000	2,232,877
Merrill Lynch & Company, Inc., MTN
1.2913% due 05/08/2009 (b)		$2,900,000	2,883,116
1.3275% due 08/14/2009 (b)		3,400,000	3,326,778
1.3594% due 07/25/2011 (b)		4,800,000	4,010,506
6.875% due 04/25/2018		9,300,000	7,273,465
MetLife, Inc.
6.40% due 12/15/2036 (b)		1,300,000	546,000
Metropolitan Life Global Funding I, MTN
1.2775% due 05/17/2010 (b)(g)		7,200,000	6,797,268
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		700,000	469,000
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (g)		2,300,000	2,090,983
Morgan Stanley, MTN
1.1844% due 01/15/2010 (b)		2,900,000	2,790,093
3.3375% due 05/14/2010 (b)		6,200,000	6,039,333
Morgan Stanley, Series F, MTN
1.2913% due 05/07/2009 (b)		4,100,000	4,093,776
Mystic Re, Ltd.
11.2613% due 06/07/2011 (b)(g)		1,100,000	1,033,120
National Australia Bank, Ltd.
1.3525% due 09/11/2009 (b)(g)		3,800,000	3,799,723
5.35% due 06/12/2013 (g)		3,300,000	3,194,219
Osiris Capital PLC, Series D
6.0944% due 01/15/2010 (b)(g)		1,900,000	1,859,340
Pricoa Global Funding I
1.2744% due 01/30/2012 (b)(g)		3,900,000	2,900,777
1.4275% due 09/27/2013 (b)(g)		3,300,000	2,204,720
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,700,000	2,480,452
5.55% due 04/27/2015		4,300,000	4,068,660
Prudential Financial, Inc., MTN
6.625% due 12/01/2037		900,000	487,075
Residential Capital LLC
4.3506% due 05/22/2009 (b)		4,500,000	3,960,000
Residential Reinsurance 2007, Ltd., Series CL2
11.5113% due 06/07/2010 (b)(g)		700,000	675,220
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		700,000	357,000
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		6,700,000	3,685,000
Santander US Debt SA Unipersonal
1.3313% due 11/20/2009 (b)(g)		4,100,000	4,057,344
SLM Corp., MTN
1.3194% due 07/26/2010 (b)		500,000	354,947
SLM Corp., Series EMTN
3.125% due 09/17/2012	EUR	5,600,000	5,208,112
SMFG Preferred Capital, Ltd.
6.164% due 01/29/2049 (b)	GBP	3,009,000	1,834,232
State Street Capital Trust IV
2.32% due 06/15/2037 (b)		$600,000	235,417

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
TNK-BP Finance SA
6.125% due 03/20/2012 (g)	$700,000	$581,000
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (g)	1,300,000	1,131,000
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	2,400,000	2,007,490
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	2,600,000	2,236,237
USB Capital IX
6.189% due 03/29/2049 (b)	500,000	197,500
Wachovia Bank NA, BKNT
1.3088% due 05/25/2010 (b)	16,500,000	15,776,095
Wachovia Corp, MTN
1.3113% due 12/01/2009 (b)	800,000	788,359
Wachovia Corp.
5.625% due 10/15/2016	300,000	231,275
5.75% due 02/01/2018	7,600,000	6,732,658
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	593,940

		445,927,696

Industrial - 0.23%
Siemens Financieringsmaatschappij NV
1.2875% due 08/14/2009 (b)(g)	4,900,000	4,878,925

Technology - 0.27%
Dell, Inc.
4.70% due 04/15/2013	5,900,000	5,925,706

Utilities - 0.04%
Dominion Resources, Inc.
5.70% due 09/17/2012	150,000	152,919
PSEG Power LLC
6.95% due 06/01/2012	100,000	102,319
Virginia Electric & Power Company
6.35% due 11/30/2037	500,000	501,921

		757,159

TOTAL CORPORATE BONDS (Cost $656,652,738)		$580,572,081

CONVERTIBLE BONDS - 0.04%

Financial - 0.04%
RBS Capital Trust I
4.709% due 12/29/2049 (b)	2,100,000	840,000

TOTAL CONVERTIBLE BONDS (Cost $1,958,519)		$840,000

MUNICIPAL BONDS - 2.87%
Alaska - 0.28%
Northern Tobacco Securitization Corp., of Alaska
Tobacco Settlement, Asset-Backed, Series A
5.00% due 06/01/2046	12,000,000	6,001,680
California - 1.02%
City of Los Angeles
5.00% due 06/01/2039	6,070,000	5,675,814
Golden State Tobacco Securitization Corp.,
California, Series 2003-A-1
6.75% due 06/01/2039	1,410,000	1,657,695
Los Angeles Unified School District of California
4.50% due 07/01/2022	6,200,000	6,147,734

The accompanying notes are an integral part of the financial statements.
394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

California (continued)
State of California
5.00% due 11/01/2026	$5,200,000	$4,881,240
5.25% due 07/01/2014	3,480,000	3,781,751

		22,144,234

Florida - 0.35%
Fort Lauderdale Florida Water and Sewer Revenue
5.00% due 09/01/2032	7,790,000	7,618,230

Illinois - 0.34%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021	200,000	204,610
6.899% due 12/01/2040	3,400,000	3,391,262
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021	400,000	409,220
6.899% due 12/01/2040	3,300,000	3,439,524

		7,444,616

Iowa - 0.01%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	445,000	312,613

North Carolina - 0.45%
North Carolina Capital Facilities Finance Agency,
Series B
5.00% due 10/01/2038	9,800,000	9,838,318

Rhode Island - 0.02%
Tobacco Settlement Financing Corp., of Rhode
Island, Asset-Backed, Series A
6.25% due 06/01/2042	500,000	321,410

Texas - 0.23%
City of Houston
5.375% due 11/15/2038	5,000,000	4,937,600

Wisconsin - 0.17%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017	2,900,000	3,235,211
6.375% due 06/01/2032	200,000	224,030
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021	110,000	113,973
5.10% due 06/01/2022	25,000	25,763

		3,598,977

TOTAL MUNICIPAL BONDS (Cost $63,822,966)		$62,217,678

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.87%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 (b)	1,208,163	668,035
Bank of America Funding Corp., Series 2005-D,
Class A1
4.11% due 05/25/2035 (b)	2,277,250	1,635,906
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0066% due 09/20/2034 (b)	876,907	729,195
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	260,372	253,375

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031	$40,322	$38,853
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7928% due 11/25/2034 (b)	1,663,671	1,216,123
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.94% due 03/25/2035 (b)	22,408,324	15,204,171
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
4.6107% due 07/25/2034 (b)	97,921	76,967
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
5.3197% due 01/25/2033 (b)	258,642	226,605
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
5.4351% due 01/25/2034 (b)	1,343,885	1,002,180
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
4.9355% due 09/25/2034 (b)	140,476	75,233
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
5.4422% due 10/25/2034 (b)	128,038	78,180
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.337% due 09/25/2034 (b)	142,599	87,523
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3637% due 05/25/2035 (b)	3,186,968	1,712,499
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4908% due 09/25/2036 (b)	1,842,549	908,274
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.6819% due 02/25/2034 (b)	2,333,394	851,831
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	5,200,000	3,943,411
Bear Stearns Commercial Mortgage Securities,
Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	2,000,000	1,490,972
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	843,097	631,931
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.05% due 08/25/2035 (b)	18,953,515	12,284,802
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046	4,100,000	2,865,510
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
0.7219% due 06/25/2037 (b)	15,820,950	5,853,685
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033	72,248	65,090
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-10, Class A2
5.75% due 05/25/2033	92,234	90,909
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7853% due 11/25/2034 (b)	3,180,837	1,936,450

The accompanying notes are an integral part of the financial statements.
395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.729% due 02/20/2035 (b)	$5,792,606	$4,078,707
Countrywide Home Loans, Series 2005-3, Class 1A2
0.8119% due 04/25/2035 (b)	451,872	187,615
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 (g)	202,339	190,831
Countrywide Home Loans, Series 2004-12,
Class 11A2
4.7402% due 08/25/2034 (b)	106,671	60,147
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	823,569	479,066
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.5967% due 09/25/2034 (b)	387,228	311,582
Credit Suisse Mortgage Capital Certificates, Series
2006-C2, Class A3
5.6584% due 03/15/2039 (b)	700,000	568,945
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A4
5.695% due 09/15/2040 (b)	11,200,000	7,315,750
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
0.7063% due 10/15/2020 (b)	27,589,795	26,718,021
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
0.7063% due 07/15/2019 (b)	4,527,987	4,443,670
Federal Home Loan Mortgage Corp., Series
2007-3346, Class FA
0.7862% due 02/15/2019 (b)	19,193,101	18,742,889
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029	944,557	1,001,761
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030	509,856	554,494
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031	1,211,550	1,299,391
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032	2,065,765	2,196,470
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034	125,176	113,763
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033	800,000	838,928
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034	370,866	361,780
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035	400,000	405,163
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035	400,000	407,994

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
0.8562% due 05/15/2036 (b)	$2,317,994	$2,261,054
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
0.7063% due 08/15/2019 (b)	20,280,103	19,870,486
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
3.023% due 02/25/2045 (b)	304,813	261,542
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	1,296,173	1,352,766
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 08/01/2032	14,565,667	15,314,958
Federal National Mortgage Association, Series
2003-116, Class FA
0.9219% due 11/25/2033 (b)	349,798	340,817
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017	607,548	626,408
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 01/01/2033	500,446	522,986
Federal National Mortgage Association, Series
2004-11, Class A
0.6419% due 03/25/2034 (b)	44,881	39,952
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044	283,059	274,135
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
0.8719% due 02/25/2044 (b)	199,053	192,812
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035	122,092	93,048
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035	612,991	600,319
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6542% due 02/25/2036 (b)	560,982	559,924
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/25/2031	12,189	12,178
GMAC Mortgage Corp Loan Trust, Series
2005-AR6, Class 3A1
5.2976% due 11/19/2035 (b)	888,532	571,346
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.6019% due 10/25/2046 (b)	2,455,697	1,964,529
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
0.6019% due 01/25/2047 (b)	2,675,436	2,287,533
Greenwich Capital Commercial Funding Corp,
Series 2005-GG3, Class A4
4.799% due 08/10/2042 (b)	300,000	222,980
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4
5.736% due 12/10/2049	19,150,000	13,775,319

The accompanying notes are an integral part of the financial statements.
396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	$1,600,000	$1,152,585
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
0.6081% due 03/06/2020 (b)(g)	4,050,432	2,827,271
GS Mortgage Securities Corp II, Series
2007-GG10, Class A4
5.7992% due 08/10/2045 (b)	3,500,000	2,388,550
GS Mortgage Securities Corp., Series 2003-1,
Class A2
1.2219% due 01/25/2032 (b)	26,621	19,915
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2425% due 11/25/2035 (b)	4,034,947	2,588,867
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
0.7763% due 05/19/2035 (b)	656,437	240,869
Indymac Arm Trust, Series 2001-H2, Class A2
4.4417% due 01/25/2032 (b)	9,409	6,151
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
0.6119% due 11/25/2046 (b)	1,412,942	1,301,517
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD11, Class ASB
5.8188% due 06/15/2049 (b)	200,000	153,336
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,200,000	848,409
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	500,000	337,911
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0184% due 02/25/2035 (b)	1,991,227	1,578,904
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	1,223,171	1,226,766
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
0.6363% due 09/15/2021 (b)(g)	440,338	325,857
Lehman XS Trust, Series 2006-16N, Class A1A
0.6019% due 11/25/2046 (b)	1,720,768	1,608,468
Mellon Residential Funding Corp., Series
2000-TBC2, Class A1
1.0362% due 06/15/2030 (b)	2,615,603	2,175,865
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
1.5219% due 10/25/2035 (b)	630,503	423,609
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
0.7719% due 11/25/2035 (b)	1,038,085	693,440
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.7319% due 02/25/2036 (b)	1,256,765	694,327
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	1,300,000	745,155
Morgan Stanley Capital I, Series 2007-IQ16,
Class A4
5.809% due 12/12/2049	400,000	278,319

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-XLFA,
Class A1
0.617% due 10/15/2020 (b)(g)	$1,039,656	$764,904
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 (g)	275,048	269,109
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
0.9219% due 02/25/2034 (b)	619,902	500,894
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
0.9219% due 02/25/2034 (b)	98,930	94,457
Residential Funding Mortgage Securities I, Series
2004-S2, Class A1
5.25% due 03/25/2034	179,373	176,320
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034	300,000	207,803
Sovereign Commercial Mortgage Securities Trust,
Series 2007-C1, Class A2
5.7799% due 07/22/2030 (b)	700,000	573,920
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.8959% due 07/25/2034 (b)	234,227	172,077
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
0.7519% due 06/19/2035 (b)	59,971	24,215
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
0.8062% due 07/19/2035 (b)	2,644,456	1,723,756
Structured Asset Securities Corp., Series
2001-21A, Class 1A1
5.1398% due 01/25/2032 (b)	29,515	24,815
Structured Asset Securities Corp., Series 2002-1A,
Class 4A
4.6873% due 02/25/2032 (b)	34,248	28,786
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
0.6419% due 08/25/2011 (b)	5,937,983	5,101,428
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
0.6319% due 11/25/2011 (b)	2,280,712	1,956,097
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
0.6463% due 08/11/2018 (b)(g)	9,308,439	6,398,631
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509% due 04/15/2047	1,700,000	1,066,611
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
0.6363% due 06/15/2020 (b)(g)	4,570,447	3,146,143
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.833% due 11/25/2042 (b)	360,732	218,672
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
3.705% due 02/27/2034 (b)	130,088	103,744
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
0.8119% due 10/25/2045 (b)	669,338	274,738
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
0.8319% due 01/25/2045 (b)	42,603	17,037

The accompanying notes are an integral part of the financial statements.
397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.7519% due 04/25/2045 (b)	$69,995	$28,493
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
2.7417% due 08/25/2042 (b)	1,167,099	785,613
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
5.667% due 02/25/2033 (b)	351,057	281,992
Washington Mutual, Inc., Series 2002-AR6, Class A
3.033% due 06/25/2042 (b)	14,667	11,040
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9473% due 01/25/2035 (b)	4,204,874	2,871,406
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	3,658,637	2,299,931

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $296,774,761)		$236,088,492

ASSET BACKED SECURITIES - 3.50%
Argent Securities, Inc., Series 2006-M2, Class A2A
0.5719% due 09/25/2036 (b)	17,593	17,391
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
0.6119% due 06/25/2047 (b)	1,344,366	1,064,979
Brazos Student Finance Corp.,
Series 1998-A, Class A2
1.23% due 06/01/2023 (b)	133,397	132,053
Chase Issuance Trust, Series 2008-A7, Class A7
1.2062% due 11/15/2011 (b)	23,300,000	23,005,817
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
0.6319% due 10/25/2046 (b)	1,017,715	914,509
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
0.5719% due 12/25/2046 (b)	150,731	147,832
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
0.5719% due 03/25/2047 (b)	483,377	465,056
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
0.5919% due 06/25/2047 (b)	1,459,440	1,309,240
Daimler Chrysler Auto Trust, Series 2008-B, Class
A2B
1.4631% due 07/08/2011 (b)	4,557,182	4,486,279
Daimler Chrysler Auto Trust, Series 2008-B, Class
A3B
2.0131% due 09/10/2012 (b)	2,100,000	1,888,304
EMC Mortgage Loan Trust, Series 2001-A Class A
0.8919% due 05/25/2040 (b)(g)	1,516,887	1,163,221
Fremont Home Loan Trust, Series 2006-3, Class
2A1
0.5919% due 02/25/2037 (b)	174,333	170,993
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
0.635% due 07/20/2036 (b)	1,798,261	1,641,531
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
0.5719% due 12/25/2036 (b)	790,473	458,241

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
JPMorgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
0.5719% due 07/25/2036 (b)	$1,832,458	$1,691,524
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
0.5719% due 08/25/2036 (b)	332,525	299,377
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
0.8019% due 10/25/2034 (b)	86,584	35,284
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
0.6019% due 05/25/2037 (b)	1,634,315	1,417,559
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
0.5919% due 08/25/2036 (b)	1,507,710	1,420,328
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
0.5819% due 05/25/2037 (b)	3,205,669	2,667,621
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
0.8339% due 08/25/2034 (b)	3,332,241	2,512,117
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
0.6019% due 10/25/2036 (b)	881,385	815,894
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
0.5919% due 11/25/2036 (b)	640,415	615,276
Residential Funding Mortgage Securities II, Inc.,
Series 2007-HSA3, Class AI1
0.6419% due 05/25/2037 (b)	974,528	937,453
Saxon Asset Securities Trust, Series 2006-3, Class
A1
0.5819% due 10/25/2046 (b)	330,815	317,724
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.6919% due 08/25/2036 (b)(g)	835,170	736,444
SLM Student Loan Trust, Series 2008-9, Class A
2.6594% due 04/25/2023 (b)	21,137,961	20,750,075
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
0.6219% due 10/25/2036 (b)	71,023	70,207
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
0.6019% due 06/25/2037 (b)	3,163,818	2,378,989
Structured Asset Securities Corp., Series 2006-11,
Class A1
4.9702% due 10/25/2035 (b)(g)	2,065,899	1,223,580
Structured Asset Securities Corp., Series
2006-BC3, Class A2
0.5719% due 10/25/2036 (b)	1,461,319	1,278,193

TOTAL ASSET BACKED SECURITIES
(Cost $82,248,526)		$76,033,091

SUPRANATIONAL OBLIGATIONS - 0.25%

Government - 0.25%
Export-Import Bank of China
4.875% due 07/21/2015 (g)	500,000	513,522

The accompanying notes are an integral part of the financial statements.
398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)

Government (continued)
Export-Import Bank of Korea
1.3513% due 06/01/2009 (b)	$4,800,000	$4,792,790

		5,306,312

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,295,802)		$5,306,312

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.05%

Financial - 0.05%
Lehman Brothers Holdings, Inc., MTN
4.2838% due 10/22/2008 ^	6,100,000	732,000
5.3744% due 11/24/2008 ^	2,300,000	276,000
5.415% due 12/23/2008 ^	500,000	60,000

		1,068,000

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $8,901,019)		$1,068,000

PREFERRED STOCKS - 2.94%

Financial - 2.94%
Bank of America Corp., 8.00% (i)	22,700,000	9,091,123
Bank of America Corp., Series L, 7.25%	2,100	891,450
DG Funding Trust, 3.47% (g)(i)	981	9,800,803
UBS Preferred Funding Trust V, Series 1,
6.243% (i)	5,400,000	1,474,897
Wells Fargo & Company, Series K, 7.98%	83,400,000	42,533,166

		63,791,439

TOTAL PREFERRED STOCKS (Cost $121,212,517)		$63,791,439

TERM LOANS - 0.33%

Consumer, Non-cyclical - 0.07%
HCA, Inc.
7.36% due 11/16/2012 (b)	1,729,224	1,468,976

Financial - 0.26%
Chrysler Financial
9.00% due 08/03/2012 (b)	10,835,000	5,681,603

TOTAL TERM LOANS (Cost $12,213,378)		$7,150,579

OPTIONS - 0.85%

Call Options - 0.85%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	38,200,000	1,435,205
Expiration 08/03/2009 at $3.45 *	232,500,000	8,735,211
Expiration 08/03/2009 at $3.45 *	34,900,000	1,311,221
Expiration 07/02/2009 at $3.60 *	29,900,000	1,235,937
Expiration 08/03/2009 at $3.85 *	126,800,000	5,754,869

		18,472,443

TOTAL OPTIONS (Cost $4,954,024)		$18,472,443

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.19%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 03/31/2009 at 0.19% to be
repurchased at $88,900,469 on
04/01/2009, collateralized by
$82,990,000 Federal National
Mortgage Association, 7.125% due
06/15/2010 (valued at $90,730,477
including interest)	$88,900,000	$88,900,000
Repurchase Agreement with State Street
Corp. dated 03/31/2009 at 0.10% to be
repurchased at $2,129,006 on 04/01/2009,
collateralized by $1,775,000 Federal
National Mortgage Association, 7.25% due
01/15/2010 (valued at $1,890,375 including
interest) and $220,000 Federal National
Mortgage Association, 6.625% due
11/15/2030 (valued at $291,775 including
interest)	2,129,000	2,129,000

TOTAL REPURCHASE AGREEMENTS
(Cost $91,029,000)		$91,029,000

SHORT TERM INVESTMENTS - 1.98%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$8,000,000	$8,000,000
Nordea Bank Finland PLC, Series YCD
0.435% due 04/09/2009 (b)	8,200,000	8,199,910
U.S. Treasury Bills
zero coupon due 05/07/2009	710,000	709,901
zero coupon due 04/02/2009 to
06/04/2009 ***	26,075,000	26,073,485

TOTAL SHORT TERM INVESTMENTS
(Cost $42,983,296)		$42,983,296

Total Investments (Total Return Trust)
(Cost $2,929,653,880) - 127.55%		$2,769,234,408
Liabilities in Excess of Other Assets - (27.55)%		(598,155,275)

TOTAL NET ASSETS - 100.00%		$2,171,079,133

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.66%

Basic Materials - 3.74%
A. Schulman, Inc.	733	$9,932
Aceto Corp.	724	4,315
Air Products & Chemicals, Inc.	5,491	308,869
Airgas, Inc.	2,148	72,624
AK Steel Holding Corp.	2,908	20,705
Albemarle Corp.	2,389	52,009
Alcoa, Inc.	21,296	156,313
Allegheny Technologies, Inc.	2,652	58,158
Allied Nevada Gold Corp. *	2,000	11,700
AMCOL International Corp.	837	12,421
American Pacific Corp. *	340	1,761
American Vanguard Corp.	720	9,288
Arch Chemicals, Inc.	683	12,950

The accompanying notes are an integral part of the financial statements.
399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Ashland, Inc.	1,651	$17,055
Balchem Corp.	476	11,962
Biogen Idec, Inc. *	7,663	401,694
Brookfield Infrastructure Partners LP	726	9,598
Brush Engineered Materials, Inc. *	603	8,364
Buckeye Technologies, Inc. *	1,334	2,841
Cabot Corp.	1,659	17,436
Carpenter Technology Corp.	1,264	17,848
Celanese Corp., Series A	3,968	53,052
Century Aluminum Company *	1,311	2,766
CF Industries Holdings, Inc.	1,462	103,992
Chemtura Corp.	6,438	306
Clearwater Paper Corp. *	282	2,264
Cliffs Natural Resources, Inc.	2,774	50,376
Compass Minerals International, Inc.	829	46,731
Cytec Industries, Inc.	1,261	18,940
Deltic Timber Corp.	345	13,596
Domtar Corp. *	12,027	11,426
Dow Chemical Company	24,234	204,293
E.I. Du Pont de Nemours & Company	23,420	522,969
Eastman Chemical Company	1,975	52,930
Ecolab, Inc.	6,364	221,022
Eli Lilly & Company	29,528	986,530
Ferro Corp.	1,253	1,792
FMC Corp.	1,945	83,907
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,964	379,728
Georgia Gulf Corp.	1,489	1,057
Gibraltar Industries, Inc.	792	3,738
H.B. Fuller Company	1,281	16,653
Hawkins, Inc.	354	5,462
Hecla Mining Company *	3,243	6,486
Horsehead Holding Corp. *	1,258	6,919
Huntsman Corp.	6,180	19,343
ICO, Inc. *	884	1,821
Innophos Holdings, Inc.	523	5,899
International Flavors & Fragrances, Inc.	2,047	62,352
International Paper Company	11,273	79,362
Intrepid Potash, Inc. *	1,949	35,959
Kaiser Aluminum Corp.	553	12,785
KapStone Paper and Packaging Corp. *	943	2,320
Kronos Worldwide, Inc. (a)	1,380	10,612
Landec Corp. *	808	4,501
Louisiana-Pacific Corp.	2,821	6,291
Lubrizol Corp.	1,781	60,572
MeadWestvaco Corp.	4,555	54,614
Metabolix, Inc. *	695	4,740
Minerals Technologies, Inc.	510	16,346
Monsanto Company	14,100	1,171,710
Neenah Paper, Inc.	626	2,272
Newmarket Corp.	404	17,897
Newmont Mining Corp.	11,488	514,203
Nl Industries, Inc.	1,288	12,880
Nucor Corp.	8,142	310,780
Olin Corp.	1,936	27,627
Olympic Steel, Inc.	302	4,581

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
OM Group, Inc. *	803	$15,514
P.H. Glatfelter Company	1,342	8,374
Penford Corp.	420	1,525
Plum Creek Timber Company, Inc. (a)	4,455	129,507
PolyOne Corp. *	2,670	6,168
Potlatch Corp.	988	22,912
PPG Industries, Inc.	4,281	157,969
Praxair, Inc.	8,223	553,326
Quaker Chemical Corp.	331	2,628
Rayonier, Inc.	2,011	60,772
Reliance Steel & Aluminum Company	1,922	50,606
Rock-Tenn Company, Class A	981	26,536
Rockwood Holdings, Inc. *	2,047	16,253
Rohm & Haas Company	5,068	399,561
Royal Gold, Inc.	983	45,965
RPM International, Inc.	3,403	43,320
RTI International Metals, Inc. *	665	7,781
Schnitzer Steel Industries, Inc.	755	23,699
Schweitzer Mauduit International, Inc.	535	9,876
Sensient Technologies Corp.	1,247	29,305
Sigma-Aldrich Corp.	3,271	123,611
Solutia, Inc. *	2,494	4,664
Southern Copper Corp.	23,035	401,270
Spartech Corp.	928	2,283
Steel Dynamics, Inc.	5,233	46,103
Stepan Company	247	6,743
Stillwater Mining Company *	2,755	10,194
Symyx Technologies, Inc. *	1,200	5,340
Temple-Inland, Inc.	2,920	15,680
Terra Industries, Inc.	2,374	66,686
Terra Nitrogen Company, LP	474	67,782
The Mosaic Company	11,404	478,740
The Sherwin-Williams Company	3,021	157,001
Titanium Metals Corp.	4,713	25,780
United States Lime & Minerals, Inc. *	188	5,144
United States Steel Corp. (a)	3,092	65,334
USEC, Inc. *	2,992	14,362
Valhi, Inc.	3,030	28,421
Valspar Corp.	2,562	51,163
W.R. Grace & Company *	1,997	12,621
Wausau Paper Corp.	1,421	7,474
Westlake Chemical Corp. (a)	1,703	24,915
Weyerhaeuser Company	5,493	151,442
Xerium Technologies, Inc. *	1,499	1,004
Zep, Inc.	538	5,504
Zoltek Companies, Inc. *	1,019	6,939

		9,852,042
Communications - 10.20%
3Com Corp. *	10,619	32,813
4Kids Entertainment, Inc. *	1,059	1,165
Acacia Research - Acacia Technologies *	1,704	6,952
Acme Packet, Inc. *	1,854	11,254
ActivIdentity Corp. *	2,581	5,291
Adaptec, Inc. *	3,463	8,311
ADC Telecommunications, Inc. *	3,222	14,145
ADTRAN, Inc.	1,704	27,622

The accompanying notes are an integral part of the financial statements.
400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Airvana, Inc. *	1,738	$10,167
Akamai Technologies, Inc. *	4,393	85,224
Alaska Communications Systems Group, Inc.	1,258	8,429
Alloy, Inc. *	580	2,436
Amazon.com, Inc. *	11,097	814,964
American Tower Corp., Class A *	10,277	312,729
Anaren, Inc. *	495	5,415
Anixter International, Inc. *	934	29,589
Applied Signal Technology, Inc.	369	7,465
Ariba, Inc. *	2,309	20,158
Arris Group, Inc. *	3,280	24,174
Art Technology Group, Inc. *	3,679	9,381
Aruba Networks, Inc. *	2,588	8,126
AT&T, Inc.	155,007	3,906,176
Atheros Communications, Inc. *	1,555	22,796
Atlantic Tele-Network, Inc.	487	9,341
Avocent Corp. *	1,215	14,750
Belo Corp., Class A	2,730	1,665
BigBand Networks, Inc. *	1,943	12,727
Black Box Corp.	464	10,955
Blue Coat Systems, Inc. *	1,022	12,274
Bluefly, Inc. *	1,279	1,202
Cablevision Systems Corp., Class A	7,785	100,738
Cbeyond Communications, Inc. *	915	17,229
CBS Corp., Class B	18,097	69,492
Centennial Communications Corp., Class A *	2,920	24,119
CenturyTel, Inc. (a)	2,707	76,121
Chordiant Software, Inc. *	1,107	3,354
Ciena Corp. *	2,561	19,925
Cincinnati Bell, Inc. *	6,800	15,640
Cisco Systems, Inc. *	155,472	2,607,265
CKX, Inc. *	2,651	10,869
Clear Channel Outdoor Holdings, Inc. *	9,555	35,067
Clearwire Corp. * (a)	18,277	94,127
Cogent Communications Group, Inc. *	1,333	9,598
Comcast Corp., Class A	76,168	1,038,932
CommScope, Inc. *	1,851	21,027
comScore, Inc. *	764	9,237
Comtech Telecommunications Corp. *	621	15,382
Consolidated Communications Holdings, Inc.	1,043	10,701
Constant Contact, Inc. *	778	10,884
Corning, Inc.	40,813	541,589
Courier Corp.	402	6,098
Cox Radio, Inc., Class A *	2,674	10,963
CPI International, Inc. *	558	5,245
Crown Castle International Corp. *	7,500	153,075
Crown Media Holdings, Inc., Class A *	3,574	7,291
Cybersource Corp. *	1,857	27,502
D&E Communications, Inc.	922	4,951
DealerTrack Holdings, Inc. *	1,162	15,222
DG Fastchannel, Inc. *	586	10,999
Dice Holdings, Inc. *	1,810	5,032
Digital River, Inc. *	967	28,836
DIRECTV Group, Inc. * (a)	28,949	659,748
Discovery Communications, Inc., Series A *	7,363	117,955
DISH Network Corp. *	11,828	131,409

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Dolan Media Company *	1,083	$8,523
Earthlink, Inc. *	2,837	18,639
eBay, Inc. *	33,928	426,136
EchoStar Corp., Class A *	2,387	35,399
eDiets.com, Inc. *	906	1,142
Embarq Corp.	3,735	141,370
EMS Technologies, Inc. *	439	7,665
Equinix, Inc. *	985	55,308
eResearch Technology, Inc. *	1,457	7,664
EW Scripps Co.	1,875	2,531
Expedia, Inc. *	7,426	67,428
Extreme Networks, Inc. *	3,700	5,624
F5 Networks, Inc. *	2,091	43,806
Fairpoint Communications, Inc.	2,737	2,135
Fibernet Telecom Group, Inc. *	496	5,456
Fisher Communications, Inc. *	280	2,733
Frontier Communications Corp.	8,414	60,413
Gannett Company, Inc. (a)	6,126	13,477
General Communication, Inc., Class A *	1,685	11,256
GeoEye, Inc. *	510	10,072
Global Crossing, Ltd. *	1,611	11,277
Global Traffic Network, Inc. *	682	2,066
Globecomm Systems, Inc. *	860	4,979
Google, Inc., Class A *	8,109	2,822,419
GSI Commerce, Inc. *	1,313	17,200
Harmonic, Inc. *	2,563	16,659
Harris Corp.	3,504	101,406
Harris Stratex Networks, Inc., Class A *	1,874	7,215
Harte-Hanks, Inc.	1,820	9,737
Hearst Argyle Television, Inc.	2,521	10,487
Hickory Tech Corp.	948	5,100
HLTH Corp. *	4,741	49,069
Hughes Communications, Inc. *	636	7,651
i2 Technologies, Inc. *	605	4,780
IAC/InterActiveCorp *	3,999	60,905
iBasis, Inc. *	2,721	1,823
ICO Global Communications Holdings, Ltd. *	6,141	2,149
Imergent, Inc.	378	1,701
Infinera Corp. * (a)	2,615	19,351
InfoSpace, Inc. *	956	4,971
InterDigital, Inc. *	1,200	30,984
Internap Network Services Corp. *	1,755	4,721
Internet Capital Group, Inc. *	1,291	5,203
Interpublic Group of Companies, Inc. *	12,637	52,064
inVentiv Health, Inc. *	953	7,776
Invitel Holdings A/S, ADR *	552	2,070
Iowa Telecommunications Services, Inc.	1,008	11,552
iPass, Inc. *	2,390	2,390
iPCS, Inc. *	514	4,991
Ixia *	1,888	9,761
J2 Global Communications, Inc. *	1,163	25,458
JDS Uniphase Corp. *	6,003	19,510
John Wiley & Sons, Inc., Class A	1,504	44,789
Journal Communications, Inc.	1,979	1,484
Juniper Networks, Inc. *	14,199	213,837
Keynote Systems, Inc. *	595	4,718

The accompanying notes are an integral part of the financial statements.
401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Knology, Inc. *	1,190	$4,903
KVH Industries, Inc. *	660	3,274
Lamar Advertising Company, Class A * (a)	2,455	23,936
Leap Wireless International, Inc. *	1,825	63,638
Liberty Global, Inc., Class A *	8,180	119,101
Liberty Media Corp. - Capital, Series A *	5,081	35,465
Liberty Media Corp. - Entertainment, Series A *	12,331	246,003
Liberty Media Corp. - Interactive A *	17,421	50,521
Lionbridge Technologies, Inc. *	2,383	2,335
Liquidity Services, Inc. *	909	6,354
LoopNet, Inc. *	1,043	6,341
Loral Space & Communications, Inc. *	719	15,358
Marchex, Inc., Class B	1,204	4,142
Martha Stewart Living
Omnimedia, Inc., Class A *	1,656	4,123
Mastec, Inc. *	1,803	21,798
McAfee, Inc. *	3,903	130,751
McClatchy Company, Class A (a)	2,297	1,126
McGraw-Hill Companies, Inc.	8,339	190,713
Media General, Inc., Class A	993	1,907
Mediacom Communications Corp., Class A *	2,706	10,905
Meredith Corp.	1,218	20,268
MetroPCS Communications, Inc. *	9,081	155,103
ModusLink Global Solutions, Inc. *	1,434	3,714
Monster Worldwide, Inc. *	3,312	26,993
Motorola, Inc.	59,078	249,900
Move, Inc. *	4,831	7,005
Network Equipment Technologies, Inc. *	1,526	5,402
NeuStar, Inc., Class A * (a)	2,034	34,070
Neutral Tandem, Inc. *	840	20,672
Newport Corp. *	1,144	5,056
News Corp., Class A	68,834	455,681
NIC, Inc. *	1,713	8,908
NII Holdings, Inc. *	4,319	64,785
Novatel Wireless, Inc. *	968	5,440
NTELOS Holdings Corp.	1,093	19,827
Omnicom Group, Inc.	8,342	195,203
Online Resources Corp. *	853	3,591
Oplink Communications, Inc. *	828	6,376
OpNext, Inc. *	1,883	3,220
Orbcomm, Inc. *	1,613	2,371
Orbitz Worldwide, Inc. *	2,352	3,034
Outdoor Channel Holdings, Inc. *	1,012	6,902
PAETEC Holding Corp. *	2,783	4,008
Parkervision, Inc. *	951	1,607
PC-Tel, Inc. *	841	3,616
Perficient, Inc. *	1,001	5,405
Plantronics, Inc.	1,293	15,607
Playboy Enterprises, Inc., Class B *	1,549	3,052
Polycom, Inc. *	2,286	35,182
Preformed Line Products Company	156	5,872
Premiere Global Services, Inc. *	1,746	15,400
Priceline.com, Inc. *	1,001	78,859
QUALCOMM, Inc.	42,763	1,663,908
Qwest Communications International, Inc. (a)	45,429	155,367
Rackspace Hosting, Inc. *	3,072	23,009

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
RCN Corp. *	1,208	$4,470
RealNetworks, Inc. *	3,896	9,078
RF Micro Devices, Inc. *	7,676	10,209
RightNow Technologies, Inc. *	1,004	7,600
S1 Corp. *	1,603	8,255
Sapient Corp. *	3,354	14,992
SAVVIS, Inc. *	1,516	9,384
SBA Communications Corp. *	2,843	66,242
Scripps Networks Interactive, Inc., Class A	4,250	95,668
Shenandoah Telecommunications Company	622	14,182
ShoreTel, Inc. *	1,372	5,913
Sinclair Broadcast Group, Inc., Class A	3,232	3,329
SonicWALL, Inc. *	1,794	8,001
Sonus Networks, Inc. *	7,319	11,491
Sourcefire, Inc. *	939	6,836
Sprint Nextel Corp. *	74,763	266,904
Starent Networks Corp. *	1,901	30,055
SumTotal Systems, Inc. *	1,381	2,334
SupportSoft, Inc. *	2,246	4,312
SureWest Communications *	455	3,549
Switch & Data Facilities Company, Inc. *	1,127	9,884
Sycamore Networks, Inc. *	7,962	21,259
Symantec Corp. *	22,068	329,696
Symmetricom, Inc. *	1,491	5,219
Syniverse Holdings, Inc. *	1,690	26,634
TechTarget, Inc. *	1,303	3,127
Tekelec, Inc. *	1,742	23,047
TeleCommunication Systems, Inc. *	1,146	10,509
Telephone & Data Systems, Inc.	3,082	81,704
Tellabs, Inc. *	10,622	48,649
Terremark Worldwide, Inc. *	1,657	4,457
The Knot, Inc. *	973	7,979
The New York Times Company, Class A (a)	3,783	17,099
The Washington Post Company, Class B	244	87,132
TheStreet.com, Inc.	1,089	2,145
Thinkorswim Group, Inc. *	1,768	15,276
TIBCO Software, Inc. *	4,928	28,927
Time Warner Cable, Inc. * (a)	16,695	414,024
Time Warner, Inc. *	32,594	629,071
Tollgrade Communications, Inc. *	662	3,840
TW Telecom, Inc. *	4,067	35,586
U.S. Cellular Corp. *	2,316	77,215
United Online, Inc.	2,122	9,464
USA Mobility, Inc. *	829	7,635
UTStarcom, Inc. *	3,921	3,058
Value Line, Inc.	277	7,573
ValueClick, Inc. *	2,627	22,356
VASCO Data Security International, Inc. *	1,015	5,857
VeriSign, Inc. *	5,076	95,784
Verizon Communications, Inc.	74,630	2,253,826
Viacom, Inc., Class B *	16,226	282,008
Viasat, Inc. *	875	18,218
Vignette Corp. *	880	5,878
Virgin Media, Inc.	8,963	43,022
VirnetX Holding Corp. *	1,201	1,465
Vocus, Inc. *	503	6,685

The accompanying notes are an integral part of the financial statements.
402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Walt Disney Company	48,910	$888,206
Web.com Group, Inc. *	914	3,034
WebMD Health Corp. *	1,516	33,807
Websense, Inc. *	1,153	13,836
Windstream Corp.	11,549	93,085
World Wrestling Entertainment, Inc., Class A	1,872	21,603
Yahoo!, Inc. *	35,902	459,905
Zixit Corp. *	2,091	2,154

		26,883,197
Consumer, Cyclical - 9.25%
99 Cents Only Stores *	1,796	16,595
Abercrombie & Fitch Company, Class A	2,281	54,288
Advance Auto Parts, Inc.	2,423	99,537
Aeropostale, Inc. *	1,717	45,604
AFC Enterprises, Inc. *	998	4,501
Airtran Holdings, Inc. *	3,126	14,223
Alaska Air Group, Inc. *	932	16,375
Allegiant Travel Company * (a)	507	23,048
Allion Healthcare, Inc. *	951	4,375
Ambassadors Group, Inc.	605	4,913
American Apparel, Inc. *	1,959	5,720
American Axle & Manufacturing Holdings, Inc.	1,504	1,985
American Eagle Outfitters, Inc.	5,355	65,545
American Woodmark Corp.	421	7,393
Americas Car Mart, Inc. *	357	4,852
AmeriGas Partners LP	1,444	40,836
Amerigon, Inc. *	930	3,441
Ameristar Casinos, Inc.	1,515	19,059
AMR Corp. *	6,641	21,185
AMREP Corp. *	177	2,779
AnnTaylor Stores Corp. *	1,613	8,388
Archon Corp. *	209	2,351
Arctic Cat, Inc.	718	2,750
ArvinMeritor, Inc.	2,082	1,645
Asbury Automotive Group, Inc.	1,073	4,625
Ascent Media Corp., Class A *	413	10,325
ATC Technology Corp. *	590	6,608
Audiovox Corp., Class A *	989	3,392
AutoNation, Inc. * (a)	4,676	64,903
AutoZone, Inc. *	1,629	264,908
Bally Technologies, Inc. *	1,419	26,138
Barnes & Noble, Inc. (a)	1,434	30,659
Beacon Roofing Supply, Inc. *	1,118	14,970
Beazer Homes USA, Inc. *	1,464	1,479
Bebe Stores, Inc.	2,408	16,061
Bed Bath & Beyond, Inc. * (a)	6,790	168,052
Best Buy Company, Inc.	10,707	406,438
Big 5 Sporting Goods Corp.	902	5,295
Big Lots, Inc. *	2,073	43,077
BJ's Restaurants, Inc. *	827	11,504
BJ's Wholesale Club, Inc. *	1,518	48,561
Bluegreen Corp. *	976	1,698
BlueLinx Holdings, Inc. *	1,236	3,226
Bob Evans Farms, Inc.	831	18,631
Borders Group, Inc. *	1,847	1,164
BorgWarner, Inc.	3,050	61,915

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Boyd Gaming Corp.	2,458	$9,168
Brightpoint, Inc. *	2,271	9,720
Brinker International, Inc.	2,734	41,283
Brookfield Homes Corp.	777	2,681
Brown Shoe, Inc.	1,142	4,282
Brunswick Corp.	2,877	9,926
Buffalo Wild Wings, Inc. * (a)	460	16,827
Build A Bear Workshop, Inc. *	881	5,348
Burger King Holdings, Inc.	3,471	79,659
Cabela's, Inc. *	1,830	16,671
California Pizza Kitchen, Inc. *	797	10,425
Callaway Golf Company	1,823	13,089
CarMax, Inc. * (a)	5,774	71,829
Carmike Cinemas, Inc.	1,005	2,603
Carnival Corp.	16,339	352,922
Carter's, Inc. *	1,464	27,538
Casey's General Stores, Inc.	1,284	34,231
Cash America International, Inc.	765	11,980
Cato Corp., Class A	785	14,350
Cavco Industries, Inc. *	196	4,626
CEC Entertainment, Inc. *	653	16,900
Cedar Fair LP *	1,481	13,758
Centex Corp.	3,343	25,072
Central European Distribution Corp. *	1,218	13,106
Charlotte Russe Holding, Inc. *	664	5,412
Cherokee, Inc.	317	4,945
Chico's FAS, Inc. *	5,042	27,076
Children's Place Retail Stores, Inc. *	760	16,636
Chindex International, Inc. *	484	2,405
Chipotle Mexican Grill, Inc., Class A * (a)	885	58,746
Choice Hotels International, Inc.	1,588	41,002
Christopher & Banks Corp.	1,178	4,818
Churchill Downs, Inc.	377	11,333
Cinemark Holdings, Inc.	2,802	26,311
Cintas Corp.	3,971	98,163
Citi Trends, Inc. *	394	9,019
CKE Restaurants, Inc.	1,462	12,281
Coach, Inc. *	8,776	146,559
Coldwater Creek, Inc. *	2,655	6,664
Collective Brands, Inc. *	1,663	16,198
Columbia Sportswear Company	914	27,347
CompX International, Inc.	637	3,618
Conn's, Inc. * (a)	634	8,901
Continental Airlines, Inc., Class B *	2,848	25,091
Cooper Tire & Rubber Company	1,660	6,706
Copart, Inc. *	2,224	65,964
Core-Mark Holding Company, Inc. *	358	6,523
Costco Wholesale Corp.	11,392	527,677
Cracker Barrel Old Country Store, Inc. *	632	18,100
Crocs, Inc. *	2,122	2,525
CVS Caremark Corp.	37,320	1,025,927
D.R. Horton, Inc.	8,122	78,783
Darden Restaurants, Inc.	3,643	124,809
Deckers Outdoor Corp. *	340	18,034
Delta Air Lines, Inc. *	15,648	88,098
Denny's Corp. *	2,830	4,726

The accompanying notes are an integral part of the financial statements.
403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Dick's Sporting Goods, Inc. *	2,890	$41,240
Dillard's, Inc., Class A	2,209	12,591
DineEquity, Inc.	538	6,381
Dollar Tree, Inc. *	2,319	103,311
Domino's Pizza, Inc. *	1,732	11,345
Dorman Products, Inc. *	527	4,917
Dover Downs Gaming & Entertainment, Inc.	1,084	3,328
Dover Motorsports, Inc.	1,798	3,326
DreamWorks Animation SKG, Inc., Class A *	2,397	51,871
DSW, Inc., Class A *	1,218	11,315
DTS, Inc. *	567	13,642
Empire Resorts, Inc. *	1,379	1,062
Ethan Allen Interiors, Inc.	778	8,760
Exide Technologies *	2,004	6,012
Family Dollar Stores, Inc.	3,619	120,766
Fastenal Company (a)	3,883	124,858
Federal Mogul Corp. *	2,744	18,330
Ferrellgas Partners LP *	1,684	22,566
FGX International Holdings, Ltd. *	613	7,123
Finish Line, Inc.	1,430	9,467
First Cash Financial Services, Inc. *	809	12,070
Foot Locker, Inc.	4,087	42,832
Force Protection, Inc. *	1,978	9,494
Ford Motor Company * (a)	54,197	142,538
Fred's, Inc., Class A	1,051	11,855
Frischs Restaurants, Inc.	244	4,941
Fuel Systems Solutions, Inc. *	399	5,379
Furniture Brands International, Inc.	1,465	2,154
G & K Services, Inc., Class A	562	10,627
GameStop Corp., Class A *	4,249	119,057
Gaylord Entertainment Company *	1,164	9,696
General Motors Corp. (a)	15,156	29,403
Genesco, Inc. *	504	9,490
Genuine Parts Company	4,143	123,710
G-III Apparel Group, Ltd. *	465	2,567
Global Partners LP	563	6,942
Goodyear Tire & Rubber Company *	6,345	39,720
Group 1 Automotive, Inc.	707	9,877
Guess?, Inc.	2,420	51,014
Gymboree Corp. *	740	15,799
Hanesbrands, Inc. *	2,429	23,246
Harley-Davidson, Inc. (a)	6,230	83,420
Harman International Industries, Inc.	1,554	21,026
Hasbro, Inc.	3,602	90,302
Haverty Furniture Companies, Inc. (a)	696	7,329
Hawaiian Holdings, Inc. *	1,252	4,670
Heelys, Inc. *	1,102	1,884
Herman Miller, Inc.	1,465	15,617
hhgregg, Inc. *	983	13,909
Hibbett Sports, Inc. *	739	14,204
HNI Corp.	1,177	12,241
Home Depot, Inc.	44,233	1,042,129
Hooker Furniture Corp.	470	3,967
Hot Topic, Inc. *	1,277	14,290
Houston Wire & Cable Company	549	4,255
Hovnanian Enterprises, Inc., Class A *	2,166	3,379

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
HSN, Inc. *	1,626	$8,358
Iconix Brand Group, Inc. *	1,516	13,417
Inergy Holdings LP	590	17,965
Inergy LP *	1,348	29,548
Ingram Micro, Inc., Class A *	4,340	54,858
Insight Enterprises, Inc. *	1,497	4,581
Interface, Inc., Class A	1,789	5,349
International Game Technology	7,816	72,064
International Speedway Corp., Class A	1,315	29,009
Interval Leisure Group, Inc. *	1,562	8,279
Isle of Capri Casinos, Inc. *	1,231	6,512
J. Crew Group, Inc. * (a)	1,656	21,826
J.C. Penney Company, Inc.	5,752	115,443
Jack in the Box, Inc. *	1,452	33,817
Jakks Pacific, Inc. *	710	8,768
JetBlue Airways Corp. *	7,080	25,842
Jo-Ann Stores, Inc. *	674	11,013
Johnson Controls, Inc.	15,392	184,704
Johnson Outdoors, Inc. *	520	2,626
Jones Apparel Group, Inc.	2,259	9,533
Jos. A. Bank Clothiers, Inc. *	458	12,737
KB Home	2,071	27,296
Kenneth Cole Productions, Inc., Class A	668	4,269
Kimball International, Inc., Class B	1,365	8,954
Knoll, Inc.	1,270	7,785
Kohl's Corp. *	8,032	339,914
Krispy Kreme Doughnuts, Inc. *	2,074	3,318
K-Swiss, Inc., Class A	1,010	8,625
Lakes Gaming, Inc. *	962	1,972
Landry's Restaurants, Inc.	488	2,547
Las Vegas Sands Corp. * (a)	14,086	42,399
La-Z-Boy, Inc.	1,502	1,877
Leapfrog Enterprises, Inc., Class A *	1,800	2,484
Lear Corp. *	2,014	1,510
Lennar Corp., Class A	4,347	32,646
LIFE TIME FITNESS, Inc. *	1,078	13,540
Limited Brands, Inc.	8,865	77,125
Lithia Motors, Inc., Class A	1,050	2,362
Liz Claiborne, Inc.	2,790	6,891
LKQ Corp. *	3,562	50,830
Lodgian, Inc. *	1,169	2,455
Lowe's Companies, Inc.	38,077	694,905
Luby's Cafeterias, Inc. *	1,139	5,592
Lumber Liquidators, Inc. *	736	9,384
M.D.C. Holdings, Inc.	1,211	37,711
M/I Homes, Inc.	494	3,453
Macrovision Solutions Corp. *	2,701	48,051
Macy's, Inc.	10,975	97,677
Maidenform Brands, Inc. *	754	6,907
Marcus Corp.	843	7,165
Marine Products Corp.	1,143	4,846
Marriott International, Inc., Class A	9,141	149,547
Marvel Entertainment, Inc. *	2,015	53,498
Mattel, Inc.	9,370	108,036
McDonald's Corp.	29,501	1,609,870
Meritage Homes Corp. *	795	9,079

The accompanying notes are an integral part of the financial statements.
404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
MGM Mirage, Inc. * (a)	7,305	$17,021
Miller Industries, Inc. *	520	3,380
Mobile Mini, Inc. *	876	10,092
Modine Manufacturing Company	1,044	2,610
Mohawk Industries, Inc. *	1,778	53,109
Monarch Casino & Resort, Inc. *	603	3,111
Morgans Hotel Group Company * (a)	1,110	3,452
Movado Group, Inc.	758	5,715
MSC Industrial Direct Company, Inc., Class A	1,627	50,551
MTR Gaming Group, Inc. *	1,439	1,295
Multimedia Games, Inc. *	1,173	2,522
MWI Veterinary Supply, Inc. *	344	9,797
National Cinemedia, Inc.	1,255	16,541
National Presto Industries, Inc.	180	10,982
Navistar International Corp. *	1,877	62,804
New York & Company, Inc. *	1,749	6,209
Newell Rubbermaid, Inc.	7,293	46,529
NIKE, Inc., Class B	12,826	601,411
Nordstrom, Inc. (a)	5,639	94,453
Nu Skin Enterprises, Inc., Class A	1,720	18,043
NVR, Inc. *	137	58,602
O'Charley's, Inc.	1,216	3,660
Office Depot, Inc. *	7,500	9,825
OfficeMax, Inc.	2,206	6,883
O'Reilly Automotive, Inc. *	3,457	121,030
Orient Express Hotels, Ltd., Class A	1,666	6,831
Oshkosh Corp.	2,095	14,120
Owens & Minor, Inc.	1,036	34,323
Oxford Industries, Inc.	488	3,011
P.F. Chang's China Bistro, Inc. *	663	15,169
PACCAR, Inc.	9,614	247,657
Pacific Sunwear of California, Inc. *	2,017	3,348
Palm Harbor Homes, Inc. *	753	1,679
Panera Bread Company, Class A *	759	42,428
Pantry, Inc. *	589	10,372
Papa John's International, Inc. *	767	17,541
PC Connection, Inc. *	930	3,534
Penn National Gaming, Inc. *	2,278	55,014
Penske Auto Group, Inc.	2,585	24,118
Perry Ellis International, Inc. *	526	1,820
PetSmart, Inc.	3,301	69,189
Phillips-Van Heusen Corp.	1,334	30,255
Pier 1 Imports, Inc. *	2,559	1,433
Pinnacle Entertainment, Inc. *	1,680	11,827
Polaris Industries, Inc.	837	17,945
Polo Ralph Lauren Corp., Class A	2,586	109,258
Pool Corp.	1,254	16,804
PriceSmart, Inc.	821	14,786
Pulte Homes, Inc.	6,694	73,165
Quiksilver, Inc. *	3,540	4,531
RadioShack Corp.	3,390	29,052
RC2 Corp. *	546	2,877
Red Lion Hotels Corp. *	845	2,476
Red Robin Gourmet Burgers, Inc. *	514	9,062
Regal Entertainment Group, Class A	3,973	53,278
Regis Corp.	1,170	16,906

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Rentrak Corp. *	468	$4,212
Republic Airways Holdings, Inc. *	943	6,111
Retail Ventures, Inc. *	1,498	2,277
Ross Stores, Inc.	3,448	123,714
Royal Caribbean Cruises, Ltd. (a)	5,589	44,768
Rush Enterprises, Inc., Class A *	1,094	9,758
Ryland Group, Inc.	1,135	18,909
Saks, Inc. *	3,948	7,383
Sally Beauty Holdings, Inc. *	4,802	27,275
ScanSource, Inc. *	734	13,638
Scholastic Corp.	1,036	15,613
School Specialty, Inc. *	523	9,200
Scientific Games Corp., Class A *	2,465	29,851
Sealy Corp. *	2,920	4,351
Sears Holdings Corp. * (a)	3,452	157,791
Shoe Carnival, Inc. *	412	4,264
Shuffle Master, Inc. *	1,775	5,094
Signet Jewelers, Ltd.	2,235	25,591
Skechers U.S.A., Inc., Class A *	1,222	8,151
Skyline Corp.	279	5,304
SkyWest, Inc.	1,523	18,946
Sonic Automotive, Inc.	1,482	2,371
Sonic Corp. *	1,749	17,525
Southwest Airlines Company	19,058	120,637
Speedway Motorsports, Inc.	1,228	14,515
Sport Supply Group, Inc.	504	2,883
Stage Stores, Inc.	1,226	12,358
Standard Pacific Corp. *	2,522	2,219
Staples, Inc.	18,383	332,916
Star Gas Partners	2,533	6,586
Starbucks Corp. *	19,107	212,279
Starwood Hotels & Resorts Worldwide, Inc.	4,854	61,646
Steelcase, Inc. Class A	3,598	18,026
Stein Mart, Inc. *	1,741	5,031
Steinway Musical Instruments, Inc. *	299	3,579
Steven Madden, Ltd. *	470	8,827
Suburban Propane Partners, LP	854	31,222
Superior Industries International, Inc.	760	9,006
Susser Holdings Corp. *	479	6,438
Syms Corp. *	523	3,201
Systemax, Inc. *	962	12,429
Talbots, Inc.	1,547	5,430
Target Corp.	20,274	697,223
Tech Data Corp. *	1,426	31,058
Tempur-Pedic International, Inc.	2,097	15,308
Tenneco, Inc. *	1,620	2,641
Texas Roadhouse, Inc., Class A *	2,100	20,013
The Buckle, Inc.	1,181	37,709
The Cheesecake Factory, Inc. *	1,894	21,686
The Dress Barn, Inc. *	1,624	19,959
The Gap, Inc.	18,870	245,121
The Men's Wearhouse, Inc.	1,405	21,272
The Pep Boys - Manny, Moe & Jack	1,591	7,016
The Steak & Shake Company *	1,232	9,326
The Toro Company	967	23,382
The Wet Seal, Inc., Class A *	2,585	8,686

The accompanying notes are an integral part of the financial statements.
405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Thor Industries, Inc.	1,486	$23,211
Tiffany & Company	3,297	71,083
Timberland Company, Class A *	1,589	18,973
Titan International, Inc.	902	4,537
Titan Machinery, Inc. *	484	4,351
TiVo, Inc. *	2,783	19,592
Tix Corp. *	1,142	1,302
TJX Companies, Inc.	10,886	279,117
Toll Brothers, Inc. *	4,071	73,929
Tractor Supply Company *	952	34,329
Transport World Entertainment Corp. *	1,951	1,190
True Religion Apparel, Inc. *	655	7,736
TRW Automotive Holdings Corp. *	3,017	9,715
Tween Brands, Inc. *	875	1,872
UAL Corp. * (a)	3,311	14,833
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,669	11,049
Under Armour, Inc., Class A * (a)	1,283	21,080
Unifi, Inc. *	1,765	1,130
Unifirst Corp.	505	14,059
United Stationers, Inc. *	621	17,438
Universal Electronics, Inc. *	446	8,073
Urban Outfitters, Inc. *	4,319	70,702
US Airways Group, Inc. *	3,003	7,598
Vail Resorts, Inc. *	1,015	20,736
VF Corp.	2,849	162,706
Volcom, Inc. *	746	7,236
W.W. Grainger, Inc.	1,948	136,711
Wabash National Corp.	1,047	1,288
WABCO Holdings, Inc.	1,856	22,847
Walgreen Company	25,833	670,625
Wal-Mart Stores, Inc.	102,976	5,365,050
Warnaco Group, Inc. *	1,170	28,080
Warner Music Group Corp. *	4,285	10,070
Watsco, Inc.	697	23,719
Wendy's/Arby's Group, Inc.	12,324	61,990
Wesco International, Inc. *	1,099	19,914
West Marine, Inc. *	923	4,938
Weyco Group, Inc.	334	8,657
Whirlpool Corp.	1,931	57,138
Williams-Sonoma, Inc.	2,866	28,889
Winmark Corp. *	269	3,190
Winnebago Industries, Inc.	939	4,986
WMS Industries, Inc. *	1,333	27,873
Wolverine World Wide, Inc.	1,251	19,491
World Fuel Services Corp.	761	24,070
Wyndham Worldwide Corp.	4,694	19,715
Wynn Resorts, Ltd. * (a)	2,708	54,079
Yum! Brands, Inc.	12,171	334,459
Zale Corp. *	947	1,847
Zumiez, Inc. *	790	7,663

		24,371,448
Consumer, Non-cyclical - 21.72%
1-800-Flowers.com, Inc., Class A *	2,074	4,293
Aaron Rents, Inc.	1,365	36,391
Abaxis, Inc. *	619	10,672
Abbott Laboratories	40,104	1,912,961

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Abiomed, Inc. *	1,003	$4,915
ABM Industries, Inc.	1,314	21,550
Abraxis BioScience, Inc. *	1,036	49,396
Accelrys, Inc. *	1,119	4,454
Accenture, Ltd., Class A	19,157	526,626
Accuray, Inc. *	1,714	8,621
Acorda Therapeutics, Inc. *	973	19,275
Acura Pharmaceuticals, Inc. * (a)	1,237	7,942
Administaff, Inc.	663	14,009
Adolor Corp. *	1,856	3,786
Advance America Cash Advance Centers, Inc.	2,148	3,630
Affymax, Inc. *	507	8,168
Affymetrix, Inc. *	2,323	7,596
Air Methods Corp. *	339	5,732
Akorn, Inc. *	2,617	2,251
Albany Molecular Research, Inc. *	890	8,393
Alberto-Culver Company	2,583	58,402
Alexion Pharmaceuticals, Inc. *	2,037	76,713
Alexza Pharmaceuticals, Inc. *	1,293	2,858
Alico, Inc.	233	5,592
Align Technology, Inc. *	1,917	15,202
Alkermes, Inc. *	2,565	31,113
Allergan, Inc.	8,038	383,895
Alliance Data Systems Corp. * (a)	1,740	64,293
Alliance Imaging, Inc. *	1,418	9,642
Alliance One International, Inc. *	2,819	10,825
Allos Therapeutics, Inc. *	2,184	13,497
Almost Family, Inc. *	198	3,780
Alnylam Pharmaceuticals, Inc. *	1,097	20,887
Alphatec Holdings, Inc. *	1,822	3,225
Altria Group, Inc.	53,639	859,297
AMAG Pharmaceuticals, Inc. *	465	17,098
Amedisys, Inc. *	683	18,776
America Service Group, Inc. *	376	4,888
American Caresource Holdings, Inc. *	419	3,210
American Dental Partners, Inc. *	521	3,449
American Greetings Corp., Class A	1,306	6,608
American Medical Systems Holdings, Inc. *	1,947	21,709
American Public Education, Inc. *	468	19,684
AMERIGROUP Corp. *	1,404	38,666
AmerisourceBergen Corp.	4,124	134,690
Amgen, Inc. *	27,574	1,365,464
Amicus Therapeutics, Inc. * (a)	672	6,135
AMN Healthcare Services, Inc. *	997	5,085
AmSurg Corp. *	844	13,377
Amylin Pharmaceuticals, Inc. *	3,755	44,121
Anadys Pharmaceuticals, Inc. *	1,261	8,562
Andersons, Inc.	462	6,533
AngioDynamics, Inc. *	711	7,992
Apollo Group, Inc., Class A *	4,121	322,798
Arbitron, Inc.	725	10,882
Archer-Daniels-Midland Company	16,794	466,537
Ardea Biosciences, Inc. *	534	5,495
Arden Group, Inc.	85	9,931
Arena Pharmaceuticals, Inc. *	2,247	6,763
Ariad Pharmaceuticals, Inc. *	2,784	3,313

The accompanying notes are an integral part of the financial statements.
406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Arqule, Inc. *	1,819	$7,531
Array BioPharma, Inc. *	1,598	4,219
ArthroCare Corp. *	729	3,572
Aspect Medical Systems, Inc. *	866	3,629
AspenBio Pharma, Inc. *	1,018	1,700
Assisted Living Concepts, Inc. *	374	5,071
athenahealth, Inc. *	854	20,590
Atrion Corp.	60	5,294
ATS Medical, Inc. *	2,130	5,325
Auxilium Pharmaceuticals, Inc. *	1,103	30,575
Avery Dennison Corp.	2,763	61,725
Avis Budget Group, Inc. *	2,718	2,473
Avon Products, Inc.	11,133	214,088
B&G Foods, Inc.	1,291	6,713
Bankrate, Inc. *	488	12,176
Bare Escentuals, Inc. *	2,565	10,516
Barrett Business Services, Inc.	366	3,521
Baxter International, Inc.	16,499	845,079
Beckman Coulter, Inc.	1,627	82,993
Becton, Dickinson & Company	6,346	426,705
Bio Reference Labs, Inc. *	395	8,259
Biodel, Inc. *	1,048	5,460
BioDelivery Sciences International, Inc. *	922	3,135
BioMarin Pharmaceutical, Inc. *	2,633	32,518
BioMimetic Therapeutics, Inc. *	576	4,090
Bio-Rad Laboratories, Inc., Class A *	691	45,537
BioScrip, Inc. *	1,289	3,016
Blue Nile, Inc. * (a)	432	13,025
Blyth, Inc.	302	7,891
Boston Beer Company, Inc. *	378	7,885
Boston Scientific Corp. *	38,785	308,341
Bovie Medical Corp. *	672	4,402
Bristol-Myers Squibb Company	51,310	1,124,715
Brookdale Senior Living, Inc.	2,842	14,352
Brown Forman Corp., Class B	3,911	151,864
Bruker BioSciences Corp. *	4,336	26,710
BSD Medical Corp. *	688	1,445
Bunge, Ltd.	3,150	178,447
C.R. Bard, Inc.	2,558	203,924
Cadence Pharmaceuticals, Inc. *	1,160	10,881
Cadiz, Inc. *	489	3,902
Calavo Growers, Inc.	603	7,248
Cal-Maine Foods, Inc.	619	13,859
Cambrex Corp. *	1,295	2,953
Campbell Soup Company	9,641	263,778
Cantel Medical Corp. *	600	7,722
Capella Education Company *	445	23,585
Capital Senior Living Corp. *	1,094	2,669
Caraco Pharmaceutical Labs *	958	3,372
Cardiac Science Corp. *	701	2,110
Cardica, Inc. *	773	2,249
Cardinal Health, Inc.	9,311	293,110
CardioNet, Inc. *	627	17,594
Career Education Corp. *	2,378	56,977
Catalyst Health Solutions, Inc. *	1,155	22,892
CBIZ, Inc. *	1,652	11,514

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
CDI Corp.	579	$5,628
Celera Corp. *	2,204	16,817
Celgene Corp. *	11,839	525,652
Celldex Therapeutics, Inc. *	604	3,932
Centene Corp. *	1,156	20,831
Central Garden & Pet Company, Class A *	2,046	15,386
Cenveo, Inc. *	1,585	5,151
Cephalon, Inc. * (a)	1,757	119,652
Cepheid, Inc. *	1,519	10,481
Charles River Laboratories International, Inc. *	1,772	48,216
Chattem, Inc. *	486	27,240
Chelsea Therapeutics International, Inc. *	1,239	1,896
Chemed Corp.	592	23,029
Chiquita Brands International, Inc. *	1,146	7,598
Church & Dwight, Inc.	1,697	88,634
Clarient, Inc. *	2,632	5,922
Cleveland Biolabs, Inc. *	768	1,966
Clinical Data, Inc. *	645	6,966
Clorox Company	3,579	184,247
Coca-Cola Bottling Company Consolidated	267	13,897
Coca-Cola Enterprises, Inc.	12,852	169,518
Coinstar, Inc. *	750	24,570
Colgate-Palmolive Company	13,245	781,190
Community Health Systems, Inc. *	2,529	38,795
ConAgra Foods, Inc.	11,816	199,336
Conceptus, Inc. *	823	9,670
CONMED Corp. *	767	11,052
Consolidated Graphics, Inc. *	401	5,101
Constellation Brands, Inc., Class A *	5,747	68,389
Continucare Corp. *	2,330	4,427
Convergys Corp. *	3,388	27,375
Corinthian Colleges, Inc. *	2,228	43,335
Corn Products International, Inc.	1,942	41,170
Cornell Corrections, Inc. *	402	6,581
Corporate Executive Board Company	913	13,239
Corrections Corp. of America *	3,242	41,530
CorVel Corp. *	397	8,027
CoStar Group, Inc. *	533	16,123
Cougar Biotechnology, Inc. *	516	16,615
Covance, Inc. *	1,658	59,075
Coventry Health Care, Inc. *	3,900	50,466
Covidien, Ltd.	12,882	428,198
CRA International, Inc. *	320	6,042
Cross Country Healthcare, Inc. *	863	5,653
Cryolife, Inc. *	747	3,869
CSS Industries, Inc.	355	6,035
Cubist Pharmaceuticals, Inc. *	1,452	23,755
Cutera, Inc. *	480	3,067
CV Therapeutics, Inc. *	1,731	34,412
Cyberonics, Inc. *	754	10,006
Cynosure, Inc. *	415	2,527
Cypress Biosciences, Inc. *	1,143	8,127
Cytokinetics, Inc. *	1,783	3,031
Cytori Therapeutics, Inc. * (a)	1,157	1,990
DaVita, Inc. *	2,704	118,841
Dean Foods Company *	3,920	70,874

The accompanying notes are an integral part of the financial statements.
407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Del Monte Foods Company	5,392	$39,308
Deluxe Corp.	1,365	13,145
Dendreon Corp. * (a)	2,617	10,991
DENTSPLY International, Inc.	3,869	103,883
DepoMed, Inc. *	1,850	4,366
DeVry, Inc.	1,836	88,458
DexCom, Inc. *	1,464	6,061
Diamond Foods, Inc.	416	11,619
Diamond Management & Technology
Consultants, Inc.	1,068	2,723
Dollar Financial Corp. *	740	7,045
Dr Pepper Snapple Group, Inc. *	6,597	111,555
Drugstore.com, Inc. *	3,397	3,974
Dun & Bradstreet Corp.	1,462	112,574
Durect Corp. *	2,345	5,229
Dyax Corp. *	1,918	4,814
DynCorp International, Inc. *	1,490	19,862
Edwards Lifesciences Corp. *	1,420	86,095
Electro Rent Corp.	723	6,970
Elizabeth Arden, Inc. *	811	4,728
Emergency Medical Services Corp., Class A *	239	7,502
Emergent Biosolutions, Inc. *	749	10,119
Emeritus Corp. *	1,099	7,209
Endo Pharmaceutical Holdings, Inc. *	3,163	55,922
Ennis Business Forms, Inc.	724	6,415
Enzo Biochem, Inc. *	1,224	4,920
Enzon Pharmaceuticals, Inc. * (a)	1,414	8,583
Equifax, Inc.	3,361	82,176
Estee Lauder Companies, Inc., Class A	5,028	123,940
Euronet Worldwide, Inc. *	1,391	18,166
EV3, Inc. *	2,835	20,129
Exactech, Inc. *	387	4,447
Exelixis, Inc. *	3,023	13,906
Exlservice Holdings, Inc. *	919	7,922
Exponent, Inc. *	387	9,803
Express Scripts, Inc. *	6,418	296,319
Facet Biotech Corp. *	630	5,985
Farmer Brothers Company	481	8,562
First Advantage Corp., Class A *	1,656	22,820
Flowers Foods, Inc.	2,333	54,779
Forest Laboratories, Inc. *	7,984	175,329
Forrester Research, Inc. *	624	12,829
Fortune Brands, Inc.	3,912	96,040
Fossil, Inc. *	1,818	28,543
Franklin Covey Company *	639	2,805
Fresh Del Monte Produce, Inc. *	1,672	27,454
FTI Consulting, Inc. *	1,272	62,939
Gaiam, Inc., Class A *	868	2,847
Gartner Group, Inc., Class A *	2,451	26,986
General Mills, Inc.	8,719	434,904
Genomic Health, Inc. *	757	18,456
Genoptix, Inc. *	424	11,567
Genpact, Ltd. *	5,570	49,350
Gen-Probe, Inc. *	1,401	63,858
Gentiva Health Services, Inc. *	731	11,111
Genzyme Corp. *	6,947	412,582

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Geron Corp. * (a)	2,312	$10,335
Gevity HR, Inc.	942	3,721
Gilead Sciences, Inc. *	23,984	1,110,939
Global Cash Access, Inc. *	2,505	9,569
Global Payments, Inc.	2,055	68,658
Great Lakes Dredge & Dock Company	1,642	4,942
Green Mountain Coffee Roasters, Inc. * (a)	624	29,952
Griffin Land & Nurseries, Inc.	185	6,475
GTx, Inc. * (a)	990	10,474
H & R Block, Inc.	8,497	154,560
H&E Equipment Services, Inc. *	1,085	7,107
H.J. Heinz Company	8,136	268,976
Haemonetics Corp. *	643	35,416
Hain Celestial Group, Inc. *	1,094	15,579
Halozyme Therapeutics, Inc. *	2,247	12,269
Hanger Orthopedic Group, Inc. *	607	8,043
Hansen Medical, Inc. *	771	3,099
Hansen Natural Corp. *	2,407	86,652
Harvard Bioscience, Inc. *	1,493	4,449
Health Management Associates, Inc., Class A *	6,501	16,773
Health Net, Inc. *	2,806	40,631
Health Tronics, Inc. *	2,040	2,774
Healthcare Services Group, Inc.	1,125	16,841
Healthsouth Corp. *	2,335	20,735
Healthspring, Inc. *	1,504	12,588
Healthways, Inc. *	1,022	8,963
Heartland Payment Systems, Inc.	1,040	6,874
Heidrick & Struggles International, Inc.	459	8,143
Helen of Troy, Ltd. *	822	11,302
Henry Schein, Inc. *	2,331	93,263
Herbalife, Ltd.	1,649	24,702
Hershey Company	5,930	206,068
Hertz Global Holdings, Inc. *	8,540	33,562
Hewitt Associates, Inc., Class A *	2,542	75,650
Hill International, Inc. *	1,177	3,578
Hillenbrand, Inc.	1,618	25,904
Hill-Rom Holdings, Inc.	1,607	15,893
HMS Holdings Corp. *	667	21,944
Hologic, Inc. *	6,676	87,389
Home Diagnostics, Inc. *	601	3,408
Hormel Foods Corp.	3,560	112,888
Hospira, Inc. *	4,143	127,853
Hudson Highland Group, Inc. *	894	992
Human Genome Sciences, Inc. *	4,053	3,364
Huron Consulting Group, Inc. *	506	21,470
ICF International, Inc. *	385	8,843
ICU Medical, Inc. *	391	12,559
Idenix Pharmaceuticals, Inc. *	1,592	4,903
Idera Pharmaceuticals, Inc. *	725	4,691
IDEXX Laboratories, Inc. * (a)	1,558	53,876
I-Flow Corp. *	1,102	4,022
Illumina, Inc. * (a)	2,985	111,161
Immucor, Inc. *	1,820	45,773
Immunogen, Inc. *	1,545	10,970
Immunomedics, Inc. * (a)	2,368	2,273
Imperial Sugar Company	441	3,171

The accompanying notes are an integral part of the financial statements.
408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Incyte Corp. *	2,785	$6,517
Indevus Pharmaceuticals, Inc. *	2,544	2,798
Infinity Pharmaceuticals, Inc. *	831	6,831
Informatica Corp. *	2,329	30,883
Ingles Markets, Inc.	723	10,794
Inspire Pharmaceuticals, Inc. *	1,876	7,617
Insulet Corp. *	999	4,096
Integra LifeSciences Holdings Corp. *	721	17,830
Interactive Data Corp.	2,452	60,957
Intermediate Parfums, Inc.	919	5,358
Intermune, Inc. *	1,138	18,709
Internet Brands, Inc., Class A *	1,229	7,214
Intersections, Inc. *	709	3,779
Intuitive Surgical, Inc. * (a)	1,005	95,837
Invacare Corp.	881	14,122
Inverness Medical Innovations, Inc. *	2,074	55,231
IPC The Hospitalist Company *	469	8,925
IRIS International, Inc. *	544	6,272
Iron Mountain, Inc. *	5,207	115,439
Isis Pharmaceuticals, Inc. *	2,544	38,185
ITT Educational Services, Inc. *	1,002	121,663
J & J Snack Foods Corp.	507	17,537
J.M. Smucker Company	3,065	114,233
Jackson Hewitt Tax Service, Inc.	813	4,244
Jarden Corp. *	2,030	25,720
John B. Sanfilippo & Son, Inc. *	559	2,985
Johnson & Johnson	72,855	3,832,173
Kellogg Company	9,844	360,586
Kelly Services, Inc., Class A	967	7,784
Kendle International, Inc. *	396	8,300
Kenexa Corp. *	756	4,075
Kensey Nash Corp. *	342	7,274
Kforce, Inc. *	1,103	7,754
Kimberly-Clark Corp.	10,795	497,757
Kindred Healthcare, Inc. *	1,037	15,503
Kinetic Concepts, Inc. * (a)	1,904	40,212
King Pharmaceuticals, Inc. *	6,457	45,651
Korn/Ferry International *	1,228	11,126
Kraft Foods, Inc., Class A	38,300	853,707
Kroger Company	17,007	360,889
K-V Pharmaceutical Company, Class A *	1,467	2,421
Laboratory Corp. of America Holdings *	2,856	167,047
Lance, Inc.	851	17,718
Landauer, Inc.	235	11,910
LCA-Vision, Inc.	648	1,886
Learning Tree International, Inc. *	517	4,379
LECG Corp. *	1,144	2,906
Lender Processing Services, Inc.	2,522	77,198
Lexicon Genetics, Inc. *	4,817	5,251
LHC Group, Inc. *	466	10,382
Life Technologies Corp. *	4,342	141,028
LifePoint Hospitals, Inc. *	1,422	29,663
Lifeway Foods, Inc. *	557	4,456
Ligand Pharmaceuticals, Inc., Class B *	3,180	9,476
Lincare Holdings, Inc. *	1,909	41,616
Lincoln Educational Services Corp. *	724	13,264

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Live Nation, Inc. *	2,005	$5,353
Lorillard, Inc.	4,506	278,200
Luminex Corp. *	1,072	19,425
M & F Worldwide Corp. *	552	6,464
Mac-Gray Corp. *	529	2,767
Macquarie Infrastructure Company LLC	1,351	1,864
Magellan Health Services, Inc. *	1,036	37,752
MAKO Surgical Corp. *	665	5,114
Mannatech, Inc.	1,004	3,343
Mannkind Corp. * (a)	3,097	10,778
Manpower, Inc.	2,077	65,488
MAP Pharmaceuticals, Inc. *	914	1,919
Martek Biosciences Corp. *	879	16,042
Masimo Corp. *	1,432	41,499
Matrixx Initiatives, Inc. *	310	5,084
Maui Land & Pineapple, Inc. *	327	2,776
MAXIMUS, Inc.	485	19,332
Maxygen, Inc. *	1,357	9,228
McCormick & Company, Inc.	3,304	97,699
McGrath Rentcorp	613	9,661
McKesson Corp.	7,225	253,164
Medarex, Inc. *	3,498	17,945
MedCath Corp. *	708	5,147
Medco Health Solutions, Inc. *	13,203	545,812
Medical Action, Inc. *	530	4,394
Medicines Company *	1,385	15,013
Medicis Pharmaceutical Corp., Class A	1,535	18,988
Medivation, Inc. *	766	13,995
Mednax, Inc. *	1,223	36,042
Medtronic, Inc.	29,259	862,263
Merck & Company, Inc.	56,006	1,498,161
Meridian Bioscience, Inc.	1,031	18,682
Merit Medical Systems, Inc. *	739	9,023
Micromet, Inc. *	1,207	3,814
Micrus Endovascular Corp. *	488	2,913
Midas, Inc. *	546	4,324
Millipore Corp. *	1,416	81,293
Molecular Insight Pharmaceuticals, Inc. * (a)	1,062	3,781
Molina Healthcare, Inc. *	744	14,151
Molson Coors Brewing Company, Class B	4,782	163,927
Momenta Pharmaceuticals, Inc. *	1,030	11,340
Monogram Biosciences, Inc. *	1,320	3,353
Monro Muffler Brake, Inc.	482	13,173
Moody's Corp. (a)	6,347	145,473
Morningstar, Inc. * (a)	1,186	40,502
MPS Group, Inc. *	2,519	14,988
Multi-Color Corp.	359	4,391
Mylan, Inc. * (a)	8,010	107,414
Myriad Genetics, Inc. *	2,322	105,581
Nabi Biopharmaceuticals *	1,795	6,642
Nanosphere, Inc. *	971	4,826
Nash Finch Company	336	9,438
National Beverage Corp. *	1,231	11,288
National Healthcare Corp.	341	13,691
National Research Corp.	209	5,192
Natus Medical, Inc. *	687	5,846

The accompanying notes are an integral part of the financial statements.
409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Navigant Consulting Company *	1,259	$16,455
NBTY, Inc. *	1,621	22,824
Nektar Therapeutics *	2,762	14,887
Neogen Corp. *	393	8,579
Netflix, Inc. *	1,598	68,586
Neurocrine Biosciences, Inc. *	1,572	5,581
Nighthawk Radiology Holdings, Inc. *	1,264	3,413
Nobel Learning Communities, Inc. *	372	4,367
NovaMed, Inc. *	981	2,227
Novavax, Inc. *	2,146	2,189
Noven Pharmaceuticals, Inc. *	734	6,958
NPS Pharmaceuticals, Inc. *	1,356	5,695
Nutraceutical International Corp. *	486	3,256
NutriSystem, Inc.	796	11,359
Nuvasive, Inc. *	920	28,870
NxStage Medical, Inc. *	1,575	4,064
Obagi Medical Products, Inc. *	733	3,944
Odyssey Healthcare, Inc. *	940	9,118
Odyssey Marine Exploration, Inc. *	1,632	5,532
Oil-Dri Corp of America	296	4,366
Omega Protein Corp. *	628	1,658
Omnicare, Inc.	3,065	75,062
On Assignment, Inc. *	1,018	2,759
Onyx Pharmaceuticals, Inc. *	1,464	41,797
Opko Health, Inc. *	4,614	4,522
Optimer Pharmaceuticals, Inc. *	934	12,319
OraSure Technologies, Inc. *	1,503	3,803
Orexigen Therapeutics, Inc. *	1,071	2,795
Orthofix International NV *	579	10,723
Orthovita, Inc. *	2,407	6,451
OSI Pharmaceuticals, Inc. *	1,491	57,046
Osiris Therapeutics, Inc. *	834	11,509
Overstock.com, Inc. *	678	6,204
Pain Therapeutics, Inc. *	1,191	5,002
Palomar Medical Technologies, Inc. *	545	3,957
Par Pharmaceutical Companies, Inc. *	1,008	9,546
Parexel International Corp. *	1,526	14,848
Parlux Fragrances, Inc. *	722	621
Patterson Companies, Inc. *	3,187	60,107
Paychex, Inc.	9,429	242,042
PDI, Inc. *	872	2,651
PDL BioPharma, Inc.	3,150	22,302
Peets Coffee & Tea, Inc. *	394	8,518
Pepsi Bottling Group, Inc.	5,581	123,563
PepsiAmericas, Inc.	3,338	57,581
PepsiCo, Inc.	40,821	2,101,465
Perrigo Company	2,460	61,082
PetMed Express, Inc. *	613	10,102
Pfizer, Inc.	175,778	2,394,096
Pharmaceutical Product Development, Inc.	3,091	73,319
Pharmasset, Inc. *	648	6,357
PharMerica Corp. *	792	13,179
PHH Corp. *	1,669	23,449
Philip Morris International, Inc.	52,914	1,882,680
Physicians Formula Holdings, Inc. *	870	1,705
Poniard Pharmaceuticals, Inc. *	1,427	3,054

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
POZEN, Inc. *	921	$5,637
Pre-Paid Legal Services, Inc. *	317	9,203
Prestige Brands Holdings, Inc. *	1,458	7,552
PRG-Schultz International, Inc. *	818	2,323
Princeton Review, Inc. *	1,140	4,959
Procter & Gamble Company	77,457	3,647,450
Progenics Pharmaceuticals, Inc. *	857	5,648
Protection One, Inc. *	797	2,542
PSS World Medical, Inc. *	1,607	23,060
Psychiatric Solutions, Inc. *	1,429	22,478
Pure Bioscience * (a)	1,174	2,266
QC Holdings, Inc.	738	4,362
Quanta Services, Inc. *	4,551	97,619
Quest Diagnostics, Inc.	5,064	240,439
Questcor Pharmaceuticals, Inc. *	1,711	8,418
Quidel Corp. *	856	7,892
R.R. Donnelley & Sons Company	5,459	40,014
RadNet, Inc. *	1,520	1,885
Ralcorp Holdings, Inc. *	1,448	78,018
Regeneron Pharmaceuticals, Inc. *	2,086	28,912
RehabCare Group, Inc. *	548	9,557
Rent-A-Center, Inc. *	1,759	34,072
Repligen Corp. *	1,028	4,924
Repros Therapeutics, Inc. *	563	3,344
Res-Care, Inc. *	816	11,881
ResMed, Inc. *	2,006	70,892
Resources Connection, Inc. *	1,196	18,036
Response Genetics, Inc. *	1,105	1,182
Revlon, Inc. *	1,403	3,479
Rewards Network, Inc. *	1,116	3,906
Reynolds American, Inc.	7,696	275,825
Rigel Pharmaceuticals, Inc. *	1,052	6,459
Robert Half International, Inc. (a)	4,030	71,855
Rochester Medical Corp. *	396	4,364
Rollins, Inc.	2,608	44,727
RSC Holdings, Inc. *	2,700	14,202
RTI Biologics, Inc. *	1,876	5,347
Ruddick Corp.	1,236	27,748
RXi Pharmaceuticals Corp. *	465	2,367
Safeway, Inc.	11,473	231,640
SAIC, Inc. *	4,734	88,384
Salix Pharmaceuticals, Ltd. *	1,345	12,778
Sanderson Farms, Inc.	551	20,690
Sangamo Biosciences, Inc. *	1,563	6,611
Santarus, Inc. *	1,897	3,054
Sara Lee Corp.	18,606	150,336
Savient Pharmaceuticals, Inc. * (a)	1,573	7,786
Schering-Plough Corp.	42,292	995,977
Schiff Nutrition International, Inc. *	920	4,140
Seaboard Corp.	32	32,320
Seattle Genetics, Inc. *	2,186	21,554
Seneca Foods Corp. *	347	7,231
Senomyx, Inc. *	1,170	1,860
SenoRx, Inc. *	1,057	3,657
Sepracor, Inc. *	2,865	42,001
Sequenom, Inc. * (a)	1,487	21,145

The accompanying notes are an integral part of the financial statements.
410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Service Corp. International	6,913	$24,126
Shutterfly, Inc. *	779	7,299
SIGA Technologies, Inc. *	1,229	6,231
Sirona Dental Systems, Inc. *	1,449	20,750
Skilled Healthcare Group, Inc. *	1,014	8,325
Smart Balance, Inc. * (a)	1,948	11,766
Smithfield Foods, Inc. * (a)	3,742	35,399
Somanetics Corp. *	333	5,055
SonoSite, Inc. *	484	8,654
Sotheby's (a)	1,811	16,299
Spartan Motors, Inc.	1,102	4,430
Spartan Stores, Inc.	577	8,892
Spectranetics Corp. *	1,385	3,504
Spherion Corp. *	1,978	4,114
St. Jude Medical, Inc. *	8,852	321,593
Stamps.com, Inc. *	581	5,636
Standard Parking Corp. *	487	7,987
Star Scientific, Inc. *	2,451	10,490
StarTek, Inc. *	732	2,269
Steiner Leisure, Ltd. *	440	10,740
Stereotaxis, Inc. *	1,375	5,486
STERIS Corp.	1,507	35,083
Stewart Enterprises, Inc., Class A	2,558	8,288
Stonemor Partners LP	452	5,040
Strayer Education, Inc. (a)	362	65,113
Stryker Corp.	10,642	362,254
Sucampo Pharmaceuticals, Inc. *	1,224	7,503
SuccessFactors, Inc. *	1,632	12,452
Sun Healthcare Group, Inc. *	1,176	9,925
Supergen, Inc. *	2,016	3,649
SUPERVALU, Inc.	5,594	79,882
SurModics, Inc. *	519	9,472
Symmetry Medical, Inc. *	982	6,196
Synovis Life Technologies, Inc. *	395	5,467
Synta Pharmaceuticals Corp. * (a)	1,128	2,414
Sysco Corp.	15,648	356,774
Targacept, Inc. *	1,128	3,023
Team, Inc. *	473	5,544
Techne Corp.	981	53,671
Teekay Offshore Partners LP	997	11,396
Tejon Ranch Company *	454	9,384
TeleTech Holdings, Inc. *	1,884	20,517
Tenet Healthcare Corp. *	12,761	14,803
Tetra Tech, Inc. *	1,554	31,671
The Advisory Board Company *	502	8,323
The Coca-Cola Company	60,389	2,654,097
The Cooper Companies, Inc.	1,228	32,468
The Ensign Group, Inc.	555	8,580
The Geo Group, Inc. *	1,326	17,570
The Great Atlantic & Pacific Tea Company,
Inc. *	1,661	8,820
The Hackett Group, Inc. *	1,412	2,852
The Scotts Company, Class A	1,683	58,400
The Standard Register Company	865	3,962
Theravance, Inc. *	1,850	31,450
Thoratec Corp. *	1,401	35,992

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Ticketmaster Entertainment, Inc. *	1,477	$5,450
TNS, Inc. *	728	5,955
TomoTherapy, Inc. *	2,050	5,433
Tootsie Roll Industries, Inc. (a)	1,489	32,349
Trans1, Inc. *	793	4,829
Transcend Services, Inc. *	304	3,025
TreeHouse Foods, Inc. *	817	23,521
Triple-S Management Corp. *	1,011	12,456
TrueBlue, Inc. *	1,228	10,131
Tupperware Brands Corp.	1,590	27,014
Tyson Foods, Inc., Class A	9,448	88,717
United Natural Foods, Inc. *	1,128	21,398
United Rentals, Inc. *	1,638	6,896
United Therapeutics Corp. *	589	38,927
UnitedHealth Group, Inc.	32,062	671,058
Universal Corp.	677	20,256
Universal Health Services, Inc., Class B	1,311	50,264
Universal Technical Institute, Inc. *	677	8,124
US Physical Therapy, Inc. *	396	3,833
USANA Health Sciences, Inc. *	444	9,928
Valeant Pharmaceuticals International * (a)	2,346	41,735
Varian Medical Systems, Inc. *	3,263	99,326
Vascular Solutions, Inc. *	568	3,476
VCA Antech, Inc. *	2,205	49,723
Vector Group, Ltd.	1,563	20,303
Vertex Pharmaceuticals, Inc. *	3,668	105,382
Viad Corp.	559	7,893
Vical, Inc. *	2,395	4,598
Village Super Market, Inc.	396	12,343
ViroPharma, Inc. *	1,964	10,311
Virtual Radiologic Corp. *	532	3,719
Visa, Inc.	22,126	1,230,206
Vision-Sciences, Inc. *	1,305	1,670
VistaPrint, Ltd. * (a)	1,132	31,119
Vital Images, Inc. *	548	6,176
Vivus, Inc. *	1,879	8,117
Vnus Medical Technologies *	460	9,784
Volcano Corp. *	1,216	17,693
Volt Information Sciences, Inc. *	717	4,768
Warner Chilcott, Ltd., Class A *	6,592	69,348
Watson Pharmaceuticals, Inc. *	2,749	85,521
Watson Wyatt Worldwide, Inc., Class A	1,075	53,073
WD-40 Company	475	11,467
Weight Watchers International, Inc.	2,059	38,194
Weis Markets, Inc.	718	22,287
WellCare Health Plans, Inc. *	1,087	12,229
WellPoint, Inc. *	13,338	506,444
West Pharmaceutical Services, Inc.	824	27,035
Western Union Company	19,033	239,245
Whole Foods Market, Inc. (a)	3,697	62,110
Winn-Dixie Stores, Inc. *	1,446	13,824
Wright Express Corp. *	1,061	19,331
Wright Medical Group, Inc. *	1,012	13,186
Wyeth	34,810	1,498,222
XenoPort, Inc. *	653	12,642
XOMA, Ltd. *	3,829	2,029

The accompanying notes are an integral part of the financial statements.
411

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PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Young Innovations, Inc.	346	$5,363
Zapata, Corp. *	936	5,345
Zimmer Holdings, Inc. *	5,866	214,109
Zoll Medical Corp. *	573	8,228
Zymogenetics, Inc. *	2,302	9,185

		57,245,840
Diversified - 0.07%
Icahn Enterprises LP	1,854	48,204
Information Services Group, Inc. *	1,244	3,819
Leucadia National Corp. * (a)	6,075	90,457
Resource America, Inc.	693	2,765
Walter Industries, Inc.	1,442	32,978

		178,223
Energy - 11.56%
Abraxas Petroleum Corp. *	2,133	2,197
Akeena Solar, Inc. *	1,293	1,448
Alliance Holdings GP LP	1,549	24,892
Alliance Resource Partners LP	930	27,063
Allis-Chalmers Energy, Inc. *	1,028	1,984
Alon USA Energy, Inc.	1,269	17,385
Alpha Natural Resources, Inc. *	1,826	32,412
American Oil & Gas, Inc. *	2,037	1,569
Anadarko Petroleum Corp.	12,208	474,769
Apache Corp.	8,673	555,853
APCO Argentina, Inc.	768	8,463
Approach Resources, Inc. *	624	3,869
Arch Coal, Inc.	3,702	49,496
Arena Resources, Inc. *	961	24,486
Ascent Solar Technologies, Inc. *	683	2,773
Atlas America, Inc.	1,125	9,844
Atlas Energy Resources LLC	1,675	17,671
Atlas Pipeline Holdings LP	913	1,315
Atlas Pipeline Partners LP	1,295	5,076
ATP Oil & Gas Corp. *	1,072	5,499
Atwood Oceanics, Inc. *	1,638	27,174
Baker Hughes, Inc.	8,043	229,628
Basic Energy Services, Inc. *	1,125	7,279
Berry Petroleum Company, Class A	1,201	13,163
Bill Barrett Corp. *	1,226	27,266
BJ Services Company	7,649	76,108
Boardwalk Pipeline Partners LP	3,476	77,862
BP Prudhoe Bay Royalty Trust	463	30,146
BPZ Energy, Inc. * (a)	2,076	7,681
BreitBurn Energy Partners LP	1,720	11,232
Brigham Exploration Company *	1,344	2,554
Bronco Drilling Company, Inc. *	927	4,876
Buckeye GP Holdings LP	821	13,202
Buckeye Partners LP *	1,234	44,004
Cabot Oil & Gas Corp.	2,665	62,814
Cal Dive International, Inc. * (a)	2,829	19,152
Callon Petroleum Company *	635	692
Calumet Specialty Products Partners LP *	953	10,388
Cameron International Corp. *	5,654	123,992
Carbo Ceramics, Inc.	629	17,889
Carrizo Oil & Gas, Inc. *	849	7,539

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Cheniere Energy Partners LP *	4,415	$26,490
Cheniere Energy, Inc. *	1,777	7,570
Chesapeake Energy Corp.	14,970	255,388
Chevron Corp.	53,545	3,600,366
Cimarex Energy Company	2,131	39,168
Clayton Williams Energy, Inc. *	324	9,474
Clean Energy Fuels Corp. * (a)	1,244	7,576
CMS Energy Corp.	5,922	70,116
CNX Gas Corp. *	3,986	94,508
Complete Production Services, Inc. *	1,954	6,018
Comstock Resources, Inc. *	1,176	35,045
Comverge, Inc. *	1,043	7,249
Concho Resources, Inc. *	2,181	55,812
ConocoPhillips Company	39,612	1,551,206
CONSOL Energy, Inc.	4,781	120,672
Contango Oil & Gas Company *	444	17,405
Continental Resources, Inc. * (a)	4,386	93,027
Copano Energy LLC	1,266	16,863
Covanta Holding Corp. *	4,072	53,302
CREDO Petroleum Corp. *	369	2,756
Crosstex Energy LP *	1,438	2,732
Crosstex Energy, Inc.	1,459	2,393
Crusader Energy Group, Inc. *	5,625	956
CVR Energy, Inc. *	2,455	13,601
Dawson Geophysical Company *	224	3,024
DCP Midstream Partners LP	875	12,303
Delek US Holdings, Inc.	1,516	15,706
Delta Petroleum Corp. * (a)	2,831	3,397
Denbury Resources, Inc. *	6,422	95,431
Devon Energy Corp.	11,567	516,929
Diamond Offshore Drilling, Inc. (a)	3,586	225,416
Dorchester Minerals LP *	736	12,019
Double Eagle Petroleum & Mining Company *	500	2,585
Dresser-Rand Group, Inc. *	2,227	49,217
Dril-Quip, Inc. *	1,079	33,125
Duke Energy Corp.	32,639	467,390
Duncan Energy Partners LP	651	9,745
Eagle Rock Energy Partners LP	2,158	11,049
El Paso Corp.	18,489	115,556
Enbridge Energy Management LLC *	406	11,762
Enbridge Energy Partners LP *	2,463	73,718
Encore Aquisition Company *	1,411	32,834
Encore Energy Partners LP *	888	12,663
Energy Partners, Ltd. *	1,274	115
Energy Transfer Equity LP	5,846	123,526
Energy Transfer Partners LP	4,127	152,245
ENSCO International, Inc.	3,735	98,604
Entergy Corp.	5,016	341,539
Enterprise GP Holdings LP	3,728	84,327
Enterprise Products Partners LP	11,305	251,536
EOG Resources, Inc.	6,420	351,559
EQT Corp. (a)	3,387	106,115
EV Energy Partner LP	480	6,960
Evergreen Solar, Inc. * (a)	4,467	9,515
EXCO Resources, Inc. *	5,611	56,110
Exterran Holdings, Inc. *	1,806	28,932

The accompanying notes are an integral part of the financial statements.
412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Exterran Partners LP	655	$7,795
Exxon Mobil Corp.	133,050	9,060,705
Flotek Industries, Inc. *	785	1,232
Forest Oil Corp. *	2,354	30,955
Foundation Coal Holdings, Inc.	1,184	16,990
Frontier Oil Corp.	2,692	34,431
Fuelcell Energy, Inc. *	2,114	5,074
FX Energy, Inc. *	1,411	3,923
Genesis Energy LP	1,083	11,079
GeoMet, Inc. *	1,723	999
Georesources, Inc. *	446	2,997
Global Industries, Ltd. *	3,413	13,106
GMX Resources, Inc. *	481	3,127
Goodrich Petroleum Corp. *	981	18,992
Green Plains Renewable Energy, Inc. *	1,082	3,322
GreenHunter Energy, Inc. * (a)	622	1,182
GT Solar International, Inc. *	3,884	25,790
Gulf Islands Fabrication, Inc.	429	3,436
Gulfport Energy Corp. *	1,214	2,816
Halliburton Company	22,966	355,284
Harvest Natural Resources, Inc. *	1,185	4,017
Headwaters, Inc. *	1,103	3,463
Helix Energy Solutions Group, Inc. *	2,442	12,552
Helmerich & Payne, Inc. (a)	2,663	60,637
Hercules Offshore, Inc. *	2,438	3,852
Hess Corp.	8,348	452,462
Hiland Holdings GP LP *	655	1,546
Hiland Partners LP	435	3,441
Hoku Scientific, Inc. *	663	1,697
Holly Corp.	1,305	27,666
Holly Energy Partners LP *	488	11,331
Hornbeck Offshore Services, Inc. *	692	10,546
Houston American Energy Corp.	895	1,665
Hugoton Royalty Trust, SBI	994	9,503
International Coal Group, Inc. * (a)	4,341	6,989
ION Geophysical Corp. *	2,646	4,128
James River Coal Company *	710	8,761
Key Energy Services, Inc. *	3,356	9,665
Kinder Morgan Energy Partners LP	6,567	306,810
Kinder Morgan Management LLC *	2,229	90,854
Legacy Reserves LP	1,021	9,332
Linn Energy LLC	3,090	46,041
Lufkin Industries, Inc.	372	14,091
Magellan Midstream Holdings LP	1,645	28,788
Magellan Midstream Partners LP	1,670	49,048
Marathon Oil Corp.	18,503	486,444
Mariner Energy, Inc. *	2,334	18,089
Markwest Energy Partners LP *	1,521	17,628
Massey Energy Company	2,216	22,426
Matrix Service Company *	756	6,214
McMoran Exploration Company *	1,713	8,051
Murphy Oil Corp.	4,930	220,716
Nabors Industries, Ltd. *	7,344	73,367
NATCO Group, Inc. *	561	10,620
National Coal Corp. *	1,205	1,639
National Fuel Gas Company	2,098	64,346

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
National Oilwell Varco, Inc. *	10,735	$308,202
Natural Gas Services Group, Inc. *	399	3,591
Natural Resource Partners LP	1,679	37,492
Newfield Exploration Company *	3,461	78,565
Newpark Resources, Inc. *	2,427	6,140
NGAS Resources, Inc. *	1,171	1,417
Noble Corp. *	6,964	167,763
Noble Energy, Inc.	4,441	239,281
Northern Oil And Gas, Inc. *	1,097	3,949
NuStar Energy LP *	1,393	64,231
NuStar GP Holdings LLC	1,181	24,340
Occidental Petroleum Corp.	21,430	1,192,580
Ocean Power Technologies, Inc. *	691	4,561
Oceaneering International, Inc. *	1,452	53,535
Oil States International, Inc. *	1,273	17,084
ONEOK Partners LP	2,332	94,796
Panhandle Oil and Gas, Inc.	272	4,657
Parallel Petroleum Corp. *	1,476	1,889
Parker Drilling Company *	3,003	5,526
Patriot Coal Corp. *	2,024	7,509
Patterson-UTI Energy, Inc.	4,072	36,485
Peabody Energy Corp.	7,059	176,757
Penn Virginia Corp.	1,086	11,924
Penn Virginia GP Holdings LP	1,104	13,093
Penn Virginia Resource Partners LP *	1,332	15,185
PetroHawk Energy Corp. *	6,451	124,053
Petroleum Development Corp. *	408	4,818
Petroquest Energy, Inc. *	1,352	3,245
Pioneer Drilling Company *	1,390	4,559
Pioneer Natural Resources Company	3,131	51,568
Pioneer Southwest Energy Partners LP *	821	12,931
Plains All American Pipeline LP	3,133	115,169
Plains Exploration & Production Company *	2,823	48,640
Precision Drilling Trust *	776	2,080
Pride International, Inc. *	4,516	81,198
PrimeEnergy Corp. *	90	4,491
Quest Energy Partners LP	845	803
Questar Corp.	4,482	131,905
Quicksilver Resources, Inc. *	4,189	23,207
RAM Energy Resources, Inc. *	2,776	2,026
Range Resources Corp.	4,015	165,257
Real Goods Solar, Inc. *	636	1,272
Regency Energy Partners LP	2,209	27,568
Rex Energy Corp. *	1,131	3,246
Rosetta Resources, Inc. *	1,512	7,484
Rowan Companies, Inc.	2,917	34,916
RPC, Inc.	2,567	17,019
SandRidge Energy, Inc. *	4,409	29,055
Schlumberger, Ltd.	31,092	1,262,957
SEACOR Holdings, Inc. *	534	31,138
Smith International, Inc.	5,627	120,868
Southern Union Company	3,288	50,043
Southwestern Energy Company *	8,879	263,618
Spectra Energy Corp.	16,001	226,254
Spectra Energy Partners LP *	1,923	41,998
St. Mary Land & Exploration Company	1,590	21,036

The accompanying notes are an integral part of the financial statements.
413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Stone Energy Corp. *	1,051	$3,500
SulphCo, Inc. * (a)	2,556	2,735
Sunoco Logistics Partners LP	723	37,285
Sunoco, Inc.	3,060	81,029
SunPower Corp., Class A * (a)	2,219	52,768
Sunpower Corp., Class B *	1	20
Superior Energy Services, Inc. *	2,095	27,005
Superior Well Services, Inc. *	646	3,314
Swift Energy Company *	781	5,701
T-3 Energy Services, Inc. *	348	4,099
Targa Resources Partners LP	1,295	11,603
TC Pipelines LP *	914	27,192
TEPPCO Partners LP	2,423	54,881
Tesoro Corp.	3,603	48,532
TETRA Technologies, Inc. *	2,058	6,689
Tidewater, Inc.	1,304	48,418
Toreador Resources Corp. *	720	1,807
TransMontaigne Partners LP *	465	7,798
Trico Marine Services, Inc. * (a)	605	1,271
Tri-Valley Corp. *	1,286	1,466
TXCO Resources, Inc. *	1,084	447
Ultra Petroleum Corp. *	3,953	141,873
Union Drilling, Inc. *	846	3,215
Unit Corp. *	1,208	25,271
VAALCO Energy, Inc. *	1,623	8,586
Valero Energy Corp.	13,632	244,013
Venoco, Inc. *	1,644	5,392
W&T Offshore, Inc.	1,982	12,189
Warren Resources, Inc. *	1,796	1,724
Weatherford International, Ltd. *	17,731	196,282
Western Gas Partners LP *	1,457	21,680
Western Refining, Inc.	1,843	22,005
Westmoreland Coal Company *	402	2,882
Whiting Petroleum Corp. *	1,104	28,538
Williams Companies, Inc.	15,041	171,167
Williams Partners LP	1,337	14,921
Williams Pipeline Partners LP *	925	15,226
XTO Energy, Inc.	14,307	438,080

		30,464,588
Financial - 12.46%
1st Source Corp.	650	11,732
Abington Bancorp, Inc.	1,187	9,828
Acadia Realty Trust, REIT	926	9,825
Advanta Corp., Class B	1,507	995
Aetna, Inc.	12,301	299,283
Affiliated Managers Group, Inc. *	1,072	44,713
AFLAC, Inc.	12,357	239,232
Alexander's, Inc., REIT *	131	22,320
Alexandria Real Estate Equities, Inc., REIT	826	30,066
Alleghany Corp. *	221	59,946
Alliance Financial Corp.	267	4,790
AllianceBernstein Holding LP *	2,304	33,915
Allied World Assurance Holdings, Ltd.	1,247	47,423
Allstate Corp.	14,111	270,226
AMB Property Corp., REIT	2,601	37,454
Ambac Financial Group, Inc.	2,630	2,051

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
AMCORE Financial, Inc.	1,190	$1,904
American Bancorp of New Jersey, Inc.	550	5,197
American Campus Communities, Inc., REIT	1,099	19,079
American Capital Agency Corp., REIT	476	8,144
American Equity Investment Life Holding
Company	1,598	6,648
American Express Company	30,211	411,776
American Financial Group, Inc.	2,935	47,107
American International Group, Inc. (a)	70,195	70,195
American National Bankshares, Inc.	300	4,680
American National Insurance Company	692	36,268
American Physicians Capital, Inc.	264	10,803
American Physicians Service Group, Inc.	264	5,061
American Safety Insurance Holdings, Ltd. *	473	5,444
AmeriCredit Corp. * (a)	3,135	18,371
Ameriprise Financial, Inc.	5,785	118,535
Ameris Bancorp	510	2,402
Amerisafe, Inc. *	509	7,798
AmeriServ Financial, Inc.	1,276	2,118
Ames National Corp.	287	4,905
Ampal American Israel Corp. *	1,959	3,350
Amtrust Financial Services, Inc.	1,599	15,270
Anchor BanCorp Wisconsin, Inc.	1,185	1,600
Annaly Capital Management, Inc., REIT	13,884	192,571
Anthracite Capital, Inc., REIT (a)	2,097	713
Anworth Mortgage Asset Corp., REIT	2,050	12,566
Aon Corp.	7,209	294,271
Apartment Investment & Management
Company, Class A, REIT	3,097	16,972
Arbor Realty Trust, Inc., REIT (a)	839	604
Arch Capital Group, Ltd. *	1,524	82,083
Argo Group International Holdings, Ltd. *	821	24,737
Arrow Financial Corp.	316	7,486
Arthur J. Gallagher & Company	2,379	40,443
Ashford Hospitality Trust, Inc., REIT (a)	3,419	5,265
Aspen Insurance Holdings, Ltd.	2,060	46,268
Asset Acceptance Capital Corp. *	1,013	5,379
Associated Banc Corp.	3,305	51,029
Associated Estates Realty Corp., REIT	682	3,874
Assurant, Inc.	3,076	66,995
Assured Guaranty, Ltd.	2,396	16,221
Astoria Financial Corp.	2,471	22,708
Atlantic Coast Federal Corp.	838	2,346
Avalon Bay Communities, Inc., REIT	2,047	96,332
Avatar Holdings, Inc. *	260	3,895
Axis Capital Holdings, Ltd.	3,787	85,359
Baldwin & Lyons, Inc., Class B	486	9,195
BancFirst Corp.	411	14,960
Banco Santander Central Hispano
SA-Sponsored ADR (a)	5,712	39,413
Bancorp Rhode Island, Inc.	250	4,517
Bancorp, Inc. *	986	4,161
BancorpSouth, Inc. (a)	2,095	43,660
BancTrust Financial Group, Inc. (a)	563	3,564
Bank Mutual Corp.	1,402	12,702
Bank of America Corp.	162,690	1,109,546
Bank of Florida Corp. *	720	2,707

The accompanying notes are an integral part of the financial statements.
414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Bank of Hawaii Corp.	1,218	$40,170
Bank of Marin Bancorp	240	5,162
Bank of New York Mellon Corp.	29,709	839,279
Bank of the Ozarks, Inc.	440	10,155
BankFinancial Corp.	740	7,378
Banner Corp.	629	1,830
BB&T Corp. (a)	14,298	241,922
Beneficial Mutual Bancorp, Inc. *	2,170	21,374
Benjamin Franklin Bancorp, Inc.	357	3,177
Berkshire Hathaway, Inc., Class A *	40	3,468,000
Berkshire Hill Bancorp, Inc.	362	8,297
BGC Partners, Inc.	2,290	5,061
BioMed Realty Trust, Inc., REIT	2,081	14,088
BlackRock, Inc.	3,065	398,573
BOK Financial Corp. (a)	1,759	60,773
Boston Private Financial Holdings, Inc.	1,796	6,304
Boston Properties, Inc., REIT	3,074	107,682
Brandywine Realty Trust, REIT	2,485	7,082
BRE Properties, Inc., Class A, REIT	1,300	25,519
Broadpoint Securities Group, Inc. *	2,275	7,507
Broadridge Financial Solutions, Inc.	3,673	68,355
Brookfield Properties Corp.	10,171	58,382
Brookline Bancorp, Inc.	1,561	14,829
Brooklyn Federal Bancorp, Inc.	463	5,107
Brown & Brown, Inc.	3,630	68,643
Bryn Mawr Bank Corp.	315	5,308
Cadence Financial Corp.	781	3,452
Calamos Asset Management, Inc.	780	3,752
Camden National Corp.	254	5,804
Camden Property Trust, REIT	1,382	29,824
Cape Bancorp, Inc. *	610	4,288
Capital City Bank Group, Inc.	471	5,398
Capital Lease Funding, Inc., REIT	1,544	3,042
Capital One Financial Corp.	9,728	119,071
Capital Trust, Inc., Class A, REIT	733	806
CapitalSource, Inc.	7,301	8,907
Capitol Bancorp, Ltd.	595	2,469
Capitol Federal Financial	1,913	72,331
Capstead Mortage Corp., REIT	1,338	14,370
Cardinal Financial Corp.	896	5,143
Care Investment Trust, Inc., REIT	664	3,625
Cascade Bancorp (a)	948	1,545
Cascade Financial Corp.	611	1,527
Cass Information Systems, Inc.	250	8,107
Cathay General Bancorp	1,297	13,528
CB Richard Ellis Group, Inc. *	5,317	21,428
CBL & Associates Properties, Inc., REIT (a)	1,973	4,656
Cedar Shopping Centers, Inc., REIT	1,334	2,321
Center Bancorp, Inc.	724	5,227
Center Financial Corp.	563	1,588
Centerstate Banks of Florida, Inc.	415	4,569
Central Pacific Financial Corp.	826	4,626
Centrue Financial Corp.	363	1,942
CFS Bancorp, Inc.	614	2,395
Charles Schwab Corp.	30,121	466,876
Charter Financial Corp.	787	6,886

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Chemical Financial Corp.	646	$13,443
Chimera Investment Corp.	1,175	3,948
Chubb Corp.	9,342	395,353
CIGNA Corp.	7,191	126,490
Cincinnati Financial Corp.	4,248	97,152
CIT Group, Inc.	7,765	22,130
Citigroup, Inc. (a)	142,136	359,604
Citizens & Northern Corp.	302	5,584
Citizens Republic Banking Corp., Inc. *	2,283	3,539
Citizens, Inc., Class A *	1,221	8,877
City Bank (a)	529	1,746
City Holding Company	430	11,735
City National Corp.	1,212	40,929
Clifton Savings Bancorp, Inc.	927	9,270
CME Group, Inc.	1,750	431,182
CNA Financial Corp.	7,131	65,320
CNA Surety Corp. *	1,221	22,515
CoBiz, Inc. (a)	725	3,806
Cogdell Spencer, Inc., REIT	643	3,279
Cohen & Steers, Inc.	1,132	12,633
Colonial Bancgroup, Inc. (a)	5,638	5,074
Colonial Properties Trust, REIT	1,500	5,715
Columbia Banking System, Inc.	583	3,731
Comerica, Inc.	3,926	71,885
Commerce Bancshares, Inc.	1,936	70,277
Community Bank Systems, Inc.	776	12,998
Community Trust Bancorp, Inc.	398	10,646
Compucredit Corp. * (a)	2,019	4,947
Conseco, Inc. *	5,282	4,859
Consolidated Tomoka Land Company	177	5,257
Corporate Office Properties Trust, REIT	1,226	30,442
Corus Bankshares, Inc. *	2,435	657
Cousins Properties, Inc., REIT	1,407	9,061
Cowen Group, Inc. *	618	3,010
Crawford & Company, Class B *	1,325	8,904
Credit Acceptance Corp. * (a)	865	18,589
Cullen Frost Bankers, Inc.	1,470	69,002
CVB Financial Corp. (a)	2,193	14,540
Danvers Bancorp, Inc.	640	8,838
DCT Industrial Trust, Inc., REIT	4,863	15,416
Dearborn Bancorp, Inc. *	891	1,622
Delphi Financial Group, Inc.	1,279	17,215
Developers Diversified Realty Corp., REIT	3,292	7,012
Diamond Hill Investment Group, Inc. *	74	2,910
DiamondRock Hospitality Company, REIT	2,743	10,999
Digital Realty Trust, Inc., REIT	1,841	61,084
Dime Community Bancshares	952	8,930
Discover Financial Services	12,510	78,938
Donegal Group, Inc.	734	11,282
Doral Financial Corp. * (a)	1,834	3,301
Douglas Emmett, Inc., REIT	3,226	23,840
Duff & Phelps Corp. *	1,022	16,096
Duke Realty Corp., REIT (a)	3,862	21,241
E*TRADE Financial Corp. *	11,227	14,371
East West Bancorp, Inc.	1,662	7,595
EastGroup Properties, Inc., REIT	669	18,779

The accompanying notes are an integral part of the financial statements.
415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Eaton Vance Corp.	3,033	$69,304
Education Realty Trust, Inc., REIT	1,411	4,924
eHealth, Inc. *	762	12,200
EMC Insurance Group, Inc.	396	8,344
Employers Holdings, Inc.	1,330	12,688
Encore Bancshares, Inc. *	455	4,036
Encore Capital Group, Inc. *	692	3,135
Endurance Specialty Holdings, Ltd.	1,508	37,610
Enstar Group, Ltd. *	351	19,768
Enterprise Financial Services Corp.	416	4,060
Entertainment Properties Trust, REIT	793	12,498
Epoch Holding Corp.	590	4,053
Equity Lifestyle Properties, Inc., REIT	666	25,375
Equity One, Inc., REIT (a)	1,930	23,527
Equity Residential, REIT	7,034	129,074
Erie Indemnity Company, Class A	1,365	46,656
ESB Financial Corp.	609	6,693
ESSA Bancorp, Inc.	577	7,680
Essex Property Trust, Inc., REIT	645	36,984
Evercore Partners, Inc.	344	5,315
Everest Re Group, Ltd.	1,590	112,572
Extra Space Storage, Inc., REIT	2,169	11,951
EZCORP, Inc., Class A *	1,088	12,588
F.N.B. Corp.	2,243	17,204
Farmers Capital Bank Corp.	259	4,059
FBL Financial Group, Inc., Class A	856	3,552
FBR Capital Markets Corp. *	1,923	6,327
FCStone Group, Inc. *	1,023	2,332
Federal Realty Investment Trust, REIT	1,516	69,736
Federated Investors, Inc., Class B	2,621	58,343
FelCor Lodging Trust, Inc., REIT	1,842	2,505
Fidelity National Financial, Inc., Class A	5,528	107,851
Fidelity National Information Services, Inc.	4,951	90,108
Fifth Third Bancorp (a)	15,176	44,314
Financial Federal Corp.	702	14,868
Financial Institutions, Inc.	423	3,223
First Acceptance Corp. *	1,718	4,158
First American Corp.	2,413	63,969
First BanCorp (PR) (a)	2,458	10,471
First Bancorp, Inc.	330	5,234
First Bancorp	510	6,105
First Busey Corp. (a)	1,000	7,760
First Citizens Bancshares, Inc.	274	36,113
First Commonwealth Financial Corp.	1,932	17,137
First Community Bancshares, Inc.	319	3,723
First Defiance Financial Corp.	489	2,954
First Financial BanCorp	989	9,425
First Financial Bankshares, Inc. (a)	506	24,374
First Financial Corp.	342	12,620
First Financial Holdings, Inc.	357	2,731
First Financial Northwest, Inc.	801	6,680
First Horizon National Corp.	5,582	59,951
First Industrial Realty Trust, Inc., REIT	1,333	3,266
First Merchants Corp.	511	5,514
First Mercury Financial Corp. *	613	8,852
First Midwest Bancorp, Inc.	1,286	11,047

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
First Niagara Financial Group, Inc.	2,765	$30,138
First of Long Island Corp.	263	5,310
First Place Financial Corp.	674	2,265
First Potomac Realty Trust, REIT	846	6,218
First Security Group, Inc.	752	2,534
First South Bancorp, Inc.	361	3,834
First State Bancorp	1,523	2,147
FirstFed Financial Corp. * (a)	680	245
FirstMerit Corp.	2,041	37,146
Flagstone Reinsurance Holdings, Ltd.	2,305	17,956
Flushing Financial Corp.	644	3,877
FNB Corp.	783	1,895
Forest City Enterprises, Inc., Class A	2,872	10,339
Forestar Real Estate Group, Inc. *	1,075	8,224
Fortress Investment Group LLC, Class A	10,932	27,439
Fox Chase Bancorp, Inc. *	566	5,349
FPIC Insurance Group, Inc. *	232	8,591
Franklin Resources, Inc.	6,112	329,253
Franklin Street Properties Corp., REIT	1,913	23,530
Frontier Financial Corp. (a)	1,515	1,667
Fulton Financial Corp.	4,582	30,379
GAMCO Investors, Inc., Class A	748	24,422
Genworth Financial, Inc., Class A	11,291	21,453
Getty Realty Corp., REIT	655	12,019
GFI Group, Inc.	3,199	10,269
Glacier Bancorp, Inc.	1,394	21,900
Gladstone Commercial Corp., REIT	470	4,174
GLG Partners, Inc.	6,987	19,843
Glimcher Realty Trust, REIT	1,625	2,275
Goldman Sachs Group, Inc.	11,436	1,212,445
Great Southern Bancorp, Inc.	531	7,439
Greene County Bancshares, Inc.	410	3,608
Greenhill & Company, Inc.	678	50,070
Greenlight Capital Re, Ltd., Class A *	984	15,714
Guaranty Bancorp *	1,887	3,302
Hallmark Financial Services, Inc. *	757	5,246
Hampden Bancorp, Inc.	548	5,102
Hampton Roads Bankshares, Inc.	443	3,451
Hancock Holding Company	804	25,149
Hanmi Financial Corp.	1,793	2,331
Hanover Insurance Group, Inc.	1,327	38,244
Harleysville Group, Inc.	781	24,844
Harleysville National Corp.	1,372	8,314
Hartford Financial Services Group, Inc.	7,950	62,408
Hatteras Financial Corp., REIT	699	17,468
HCC Insurance Holdings, Inc.	2,969	74,789
HCP, Inc., REIT	6,478	115,632
Health Care, Inc., REIT	2,590	79,228
Healthcare Realty Trust, Inc., REIT	1,475	22,110
Heartland Financial USA, Inc. (a)	469	6,350
Heritage Commerce Corp.	445	2,336
Heritage Financial Group	580	4,640
Hersha Hospitality Trust, REIT	1,815	3,449
Highwoods Properties, Inc., REIT	1,491	31,937
Hilltop Holdings, Inc. *	1,628	18,559
Home Bancshares, Inc.	524	10,464

The accompanying notes are an integral part of the financial statements.
416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Home Federal Bancorp, Inc.	619	$5,404
Home Properties, Inc., REIT	822	25,194
Horace Mann Educators Corp.	1,144	9,575
Hospitality Properties Trust, REIT	2,552	30,624
Host Hotels & Resorts, Inc., REIT	13,637	53,457
HRPT Properties Trust, REIT	6,261	19,973
Hudson City Bancorp, Inc.	13,471	157,476
Humana, Inc. *	4,441	115,821
Huntington Bancshares, Inc.	9,620	15,969
IBERIABANK Corp.	350	16,079
Independence Holding Company	665	3,332
Independent Bank Corp.	462	6,815
Infinity Property & Casualty Corp.	441	14,963
Inland Real Estate Corp., REIT	1,739	12,330
Integra Bank Corp.	933	1,763
Interactive Brokers Group, Inc. *	1,075	17,340
IntercontinentalExchange, Inc. *	1,827	136,057
International Assets Holding Corp. *	341	3,475
International Bancshares Corp. (a)	1,789	13,954
Invesco, Ltd.	10,122	140,291
Investment Technology Group, Inc. *	1,146	29,246
Investors Bancorp, Inc. *	2,900	24,563
Investors Real Estate Trust, SBI, REIT	1,585	15,628
IPC Holdings, Ltd.	1,293	34,963
Irwin Financial Corp. *	1,408	2,746
iStar Financial, Inc., REIT (a)	3,179	8,933
Janus Capital Group, Inc.	4,226	28,103
Jefferies Group, Inc.	4,232	58,402
JMP Group, Inc.	1,060	5,099
Jones Lang LaSalle, Inc.	817	19,003
JPMorgan Chase & Company	97,611	2,594,500
Kansas City Life Insurance Company	308	11,042
KBW, Inc. *	829	16,870
Kearny Financial Corp.	1,948	20,415
KeyCorp	12,975	102,113
K-Fed Bancorp	704	5,555
Kilroy Realty Corp., REIT	873	15,007
Kimco Realty Corp., REIT (a)	6,544	49,865
Kite Realty Group Trust, REIT	1,446	3,543
KKR Financial Holdings LLC	2,952	2,627
Knight Capital Group, Inc. *	2,422	35,700
LaBranche & Company, Inc. *	1,750	6,545
Ladenburg Thalmann Financial Services, Inc. *	4,802	2,545
Lakeland Bancorp, Inc.	793	6,368
Lakeland Financial Corp.	379	7,273
LandAmerica Financial Group, Inc.	618	40
LaSalle Hotel Properties, REIT	1,174	6,856
Lazard, Ltd., Class A	1,188	34,927
Legacy Bancorp, Inc.	428	4,096
Legg Mason, Inc.	3,647	57,987
Lexington Corporate Property Trust, REIT	1,878	4,470
Liberty Property Trust, REIT	2,389	45,248
Life Partners Holdings, Inc.	395	6,739
Lincoln National Corp.	6,778	45,345
Loews Corp.	11,361	251,078
LTC Properties, Inc., REIT	577	10,121

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
M&T Bank Corp. (a)	2,841	$128,527
Macatawa Bank Corp.	1,023	3,785
Macerich Company, REIT (a)	1,988	12,445
Mack-Cali Realty Corp., REIT	1,705	33,776
Maguire Properties, Inc., REIT *	2,120	1,526
MainSource Financial Group, Inc.	553	4,446
Markel Corp. *	263	74,660
MarketAxess Holdings, Inc. *	1,066	8,144
Marsh & McLennan Companies, Inc.	13,274	268,799
Marshall & Ilsley Corp. (a)	6,770	38,115
Max Capital Group, Ltd.	1,467	25,291
MB Financial, Inc.	929	12,634
MBIA, Inc. *	7,229	33,109
MBT Financial Corp.	1,174	2,172
Meadowbrook Insurance Group, Inc.	1,772	10,809
Medallion Financial Corp.	643	4,765
Medical Properties Trust, Inc., REIT	1,714	6,256
Mercantile Bancorp. *	465	3,395
Mercantile Bank Corp.	557	2,991
Mercury General Corp.	1,379	40,956
Meridian Interstate Bancorp, Inc. *	801	6,744
MetLife, Inc.	20,745	472,364
MF Global, Ltd. * (a)	3,494	14,780
MFA Mortgage Investments, Inc., REIT	5,141	30,229
MGIC Investment Corp.	3,660	5,197
Mid-America Apartment Communities, Inc.,
REIT	724	22,321
Middleburg Financial Corp.	322	3,693
Midwest Banc Holdings, Inc. (a)	1,480	1,495
Mission West Properties, Inc., REIT	754	4,826
Monmouth Real Estate Investment Corp.	995	6,577
Montpelier Re Holdings, Ltd.	2,392	31,000
Morgan Stanley	28,857	657,074
Nara Bancorp, Inc.	902	2,652
NASB Financial, Inc.	243	6,053
NASDAQ OMX Group, Inc. *	5,214	102,090
National Financial Partners Corp.	1,365	4,368
National Health Investments, Inc., REIT	693	18,621
National Interstate Corp.	566	9,571
National Penn Bancshares, Inc.	2,072	17,198
National Retail Properties, Inc., REIT	1,821	28,845
National Western Life Insurance Company,
Class A	95	10,735
Nationwide Health Properties, Inc., REIT	2,460	54,587
Navigators Group, Inc. *	444	20,948
NBT Bancorp, Inc.	844	18,264
Nelnet, Inc., Class A *	1,352	11,952
New York Community Bancorp, Inc. (a)	8,854	98,899
NewAlliance Bancshares, Inc.	2,825	33,166
Newcastle Investment Corp., REIT	2,056	1,336
NewStar Financial, Inc. *	1,454	3,373
Northeast Community Bancorp, Inc.	705	5,217
Northern Trust Corp.	5,733	342,948
Northfield Bancorp, Inc.	1,247	13,630
NorthStar Realty Finance Corp., REIT (a)	1,706	3,958
Northwest Bancorp, Inc.	1,290	21,801
NYMAGIC, Inc.	384	4,685

The accompanying notes are an integral part of the financial statements.
417

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
NYSE Euronext	6,965	$124,674
OceanFirst Financial Corp.	435	4,446
Och-Ziff Capital Management Group LLC.,
Class A	9,347	56,736
Ocwen Financial Corp. *	1,687	19,282
Odyssey Re Holdings Corp.	1,702	64,557
Old National Bancorp	1,668	18,632
Old Republic International Corp.	6,139	66,424
Old Second Bancorp, Inc. (a)	462	2,934
OMEGA Healthcare Investors, Inc., REIT	1,770	24,922
One Liberty Properties, Inc., REIT	499	1,756
OneBeacon Insurance Group, Ltd.	2,577	24,894
optionsXpress Holdings, Inc.	1,572	17,874
Oriental Financial Group, Inc.	661	3,226
Oritani Financial Corp. *	1,108	15,512
Pacific Capital Bancorp	1,213	8,212
Pacific Continental Corp.	450	5,238
PacWest Bancorp	796	11,407
Park National Corp.	372	20,739
Parkway Properties, Inc., REIT	511	5,263
PartnerRe, Ltd.	1,367	84,850
Peapack Gladstone Financial Corp.	259	4,670
Penns Woods Bancorp, Inc.	204	5,129
Pennsylvania Commerce Bancorp, Inc. *	240	4,416
Pennsylvania Real Estate
Investment Trust, REIT	1,319	4,682
Penson Worldwide, Inc. *	779	5,009
Peoples Bancorp, Inc.	379	4,919
People's United Financial, Inc.	8,937	160,598
Phoenix Companies, Inc.	3,145	3,680
Pinnacle Financial Partners, Inc. *	612	14,511
Piper Jaffray Companies, Inc. *	495	12,766
Platinum Underwriters Holdings, Ltd.	1,234	34,996
PMA Capital Corp., Class A *	1,136	4,737
PMI Group, Inc.	2,291	1,420
PNC Financial Services Group, Inc.	9,815	287,481
Pope Resources LP, REIT *	223	4,516
Popular, Inc.	7,489	16,326
Portfolio Recovery Associates, Inc. * (a)	408	10,951
Post Properties, Inc., REIT	1,193	12,097
PremierWest Bancorp	749	3,010
Presidential Life Corp.	910	7,089
Principal Financial Group, Inc.	6,753	55,240
PrivateBancorp, Inc.	861	12,450
ProAssurance Corp. *	827	38,555
Progressive Corp. *	17,675	237,552
ProLogis, REIT	7,021	45,637
Prosperity Bancshares, Inc.	1,185	32,410
Protective Life Corp.	1,900	9,975
Provident Bankshares Corp.	982	6,923
Provident Financial Services, Inc.	1,582	17,101
Provident New York Bancorp	1,140	9,747
Prudential Bancorp, Inc., of Pennsylvania	596	7,015
Prudential Financial, Inc.	11,140	211,883
PS Business Parks, Inc., REIT	555	20,452
Public Storage, REIT	4,407	243,487
Pzena Investment Management, Inc.	1,855	3,543

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
QCR Holdings, Inc.	399	$3,208
Radian Group, Inc.	2,280	4,150
RAIT Financial Trust, REIT	2,020	2,464
Ramco-Gershenson Properties Trust, REIT	664	4,283
Raymond James Financial, Inc. (a)	3,069	60,459
Reading International, Inc. *	1,170	4,095
Realty Income Corp., REIT (a)	2,588	48,706
Redwood Trust, Inc., REIT	929	14,260
Regency Centers Corp., REIT	1,799	47,799
Regions Financial Corp.	18,182	77,455
Reinsurance Group of America, Inc.	1,600	51,824
RenaissanceRe Holdings, Ltd.	1,574	77,819
Renasant Corp.	589	7,398
Republic Bancorp, Inc., Class A	547	10,212
Republic First Bancorp, Inc. *	449	3,201
Riskmetrics Group, Inc. *	1,624	23,207
RLI Corp.	548	27,510
Rockville Financial, Inc.	616	5,606
Roma Financial Corp.	909	11,772
Royal Bancshares of Pennsylvania	928	1,949
S & T Bancorp, Inc.	692	14,677
S.Y. Bancorp, Inc.	377	9,161
Safety Insurance Group, Inc.	423	13,147
Sanders Morris Harris Group, Inc.	879	3,428
Sandy Spring Bancorp, Inc.	505	5,636
Santander Bancorp	1,364	10,748
Saul Centers, Inc., REIT	504	11,577
SCBT Financial Corp.	297	6,207
SeaBright Insurance Holdings, Inc. *	669	6,998
Seacoast Banking Corp. of Florida	814	2,466
SEI Investments Company	5,091	62,161
Selective Insurance Group, Inc.	1,397	16,988
Senior Housing Properties Trust, REIT	2,860	40,097
Shore Bancshares, Inc.	314	5,260
Sierra Bancorp	332	3,230
Signature Bank *	771	21,765
Simmons First National Corp., Class A	381	9,597
Simon Property Group, Inc., REIT	5,954	206,247
SL Green Realty Corp., REIT	1,548	16,718
SLM Corp. *	12,349	61,128
Smithtown Bancorp, Inc.	315	3,553
South Financial Group, Inc.	2,482	2,730
Southern Community Financial Corp.	1,095	3,898
Southside Bancshares, Inc.	405	7,655
Southwest Bancorp, Inc.	471	4,418
Sovran Self Storage, Inc., REIT	591	11,867
Stancorp Financial Group, Inc.	1,249	28,452
State Auto Financial Corp.	1,045	18,392
State Bancorp, Inc.	525	4,043
State Street Corp. (a)	11,255	346,429
StellarOne Corp.	642	7,646
Sterling Bancorp	558	5,524
Sterling Bancshares, Inc.	2,005	13,113
Sterling Financial Corp.	1,486	3,076
Stewart Information Services Corp.	568	11,076
Stifel Financial Corp. *	594	25,726

The accompanying notes are an integral part of the financial statements.
418

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Strategic Hotel & Resorts, Inc., REIT	2,023	$1,396
Stratus Properties, Inc. *	243	1,470
Student Loan Corp.	578	25,108
Suffolk Bancorp	281	7,303
Sun Bancorp, Inc., New Jersey *	829	4,303
Sun Communities, Inc., REIT	686	8,115
Sunstone Hotel Investors, Inc., REIT	1,880	4,944
SunTrust Banks, Inc.	9,215	108,184
Superior Bancorp *	741	2,964
Susquehanna Bancshares, Inc.	2,255	21,039
SVB Financial Group *	835	16,708
SWS Group, Inc.	702	10,902
Synovus Financial Corp.	8,441	27,433
T. Rowe Price Group, Inc. (a)	6,761	195,122
Tanger Factory Outlet Centers, Inc., REIT	812	25,058
Taubman Centers, Inc., REIT	1,394	23,754
Taylor Capital Group, Inc. *	532	2,367
TCF Financial Corp.	3,365	39,572
TD Ameritrade Holding Corp. *	15,625	215,781
Texas Capital Bancshares, Inc. *	736	8,287
TF Financial Corp.	171	3,110
TFS Financial Corp.	8,331	101,055
The Blackstone Group LP	6,676	48,401
The St. Joe Company * (a)	2,383	39,891
The Travelers Companies, Inc.	15,375	624,840
Thomas Properties Group, Inc.	898	1,060
Thomas Weisel Partners Group, Inc. *	884	3,165
Thornburg Mortgage, Inc. *	1	0
TIB Financial Corp. *	704	2,027
Tierone Corp.	1,173	2,510
Tompkins Trustco, Inc.	249	10,707
Torchmark Corp. (a)	2,246	58,913
Tower Group, Inc.	1,116	27,487
TowneBank (a)	656	10,712
Tradestation Group, Inc. *	1,197	7,900
Transatlantic Holdings, Inc.	1,737	61,959
Trico Bancshares	438	7,332
TrustCo Bank Corp., NY	1,963	11,817
Trustmark Corp.	1,520	27,938
U.S. Bancorp	44,943	656,617
UCBH Holdings, Inc.	3,073	4,640
UDR, Inc., REIT	3,608	31,065
UMB Financial Corp.	1,069	45,422
Umpqua Holdings Corp.	1,576	14,279
Union Bankshares Corp.	393	5,443
United America Indemnity, Ltd. *	1,000	4,020
United Bankshares, Inc. (a)	1,106	19,067
United Capital Corp. *	279	4,813
United Community Banks, Inc. (a)	1,400	5,823
United Financial Bancorp, Inc.	563	7,370
United Fire & Casualty Company	756	16,602
Unitrin, Inc.	1,687	23,584
Universal American Financial Corp. *	1,978	16,754
Universal Health Realty Income Trust, REIT	311	9,091
Universal Insurance Holdings, Inc.	1,350	5,076
Univest Corp. of Pennsylvania	348	6,090

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Unum Group	8,986	$112,325
Urstadt Biddle Properties, Inc., REIT	780	10,452
U-Store-It Trust, REIT	1,699	3,432
UTEK Corp. *	519	3,223
Validus Holdings, Ltd.	1,863	44,116
Valley National Bancorp	3,244	40,128
Ventas, Inc., REIT	3,692	83,476
ViewPoint Financial Group	725	8,722
Virginia Commerce Bancorp, Inc. *	1,230	4,662
Virtus Investment Partners, Inc. *	157	1,022
Vornado Realty Trust, REIT	4,059	134,921
W. P. Carey & Company LLC	961	21,325
W.R. Berkley Corp.	4,226	95,296
Waddell & Reed Financial, Inc., Class A	2,286	41,308
Wainwright Bank & Trust Company	556	3,720
Washington Banking Company	451	3,067
Washington Federal, Inc.	2,272	30,195
Washington Real Estate Investment Trust,
REIT (a)	1,265	21,885
Washington Trust Bancorp, Inc.	493	8,011
Waterstone Financial, Inc. *	1,148	2,342
Webster Financial Corp.	1,403	5,963
Weingarten Realty Investors, REIT (a)	2,159	20,554
Wells Fargo & Company	108,284	1,541,964
WesBanco, Inc.	698	15,935
Wesco Financial Corp.	187	51,612
West Bancorp.	581	4,328
West Coast Bancorp	718	1,594
WestAmerica Bancorp	717	32,667
Western Alliance Bancorp *	933	4,254
Westfield Financial, Inc.	1,024	9,011
Westwood Holdings Group, Inc.	189	7,388
White Mountains Insurance Group, Ltd.	277	47,619
Whitney Holding Corp.	1,710	19,580
Willis Group Holdings, Ltd.	1	22
Wilmington Trust Corp.	1,731	16,773
Wilshire Bancorp, Inc.	817	4,216
Winthrop Realty Trust, REIT	547	3,780
Wintrust Financial Corp.	661	8,130
World Acceptance Corp. *	462	7,900
WSFS Financial Corp.	196	4,383
XL Capital, Ltd., Class A (a)	8,301	45,323
Yadkin Valley Financial Corp.	415	3,092
Zenith National Insurance Corp.	931	22,446
Zions Bancorp	2,781	27,337
ZipRealty, Inc. *	1,402	4,094

		32,856,911
Industrial - 9.24%
3M Company	18,203	905,053
A. M. Castle & Company	676	6,030
A.O. Smith Corp.	766	19,288
Aaon, Inc.	511	9,259
AAR Corp. *	1,067	13,380
Actuant Corp., Class A	1,489	15,381
Acuity Brands, Inc.	1,017	22,923
Advanced Battery Technologies, Inc. *	1,738	3,719

The accompanying notes are an integral part of the financial statements.
419

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Advanced Energy Industries, Inc. *	1,163	$8,757
Aecom Technology Corp. *	2,623	68,408
AEP Industries, Inc. *	248	3,787
Aerovironment, Inc. *	518	10,826
AGCO Corp. *	2,387	46,785
Aircastle, Ltd.	2,072	9,635
Alamo Group, Inc.	383	4,083
Albany International Corp., Class A	851	7,702
Alexander & Baldwin, Inc.	1,074	20,438
Alliant Techsystems, Inc. *	840	56,263
Altra Holdings, Inc. *	821	3,185
AMERCO, Inc. *	520	17,436
American Commercial Lines, Inc. *	1,353	4,289
American Ecology Corp.	503	7,012
American Railcar Industries, Inc.	678	5,173
American Science & Engineering, Inc.	219	12,220
American Superconductor Corp. * (a)	1,173	20,305
Ameron International Corp.	252	13,270
AMETEK, Inc.	2,752	86,055
Ampco-Pittsburgh Corp.	311	4,124
Amphenol Corp., Class A	4,562	129,971
Analogic Corp.	354	11,335
Apogee Enterprises, Inc.	820	9,004
Applied Industrial Technologies, Inc.	1,102	18,591
AptarGroup, Inc.	1,784	55,554
Argan, Inc. *	387	5,132
Argon ST, Inc. *	576	10,927
Arkansas Best Corp.	627	11,926
Armstrong World Industries, Inc. *	1,454	16,009
Arrow Electronics, Inc. *	3,118	59,429
Astec Industries, Inc. *	590	15,476
Astronics Corp. *	363	3,993
Atlas Air Worldwide Holdings, Inc. *	611	10,601
Avnet, Inc. *	3,893	68,166
AVX Corp.	4,577	41,559
Axsys Technologies, Inc. *	289	12,150
AZZ, Inc. *	320	8,445
Badger Meter, Inc.	399	11,527
Baldor Electric Company	1,202	17,417
Ball Corp.	2,539	110,193
Barnes Group, Inc.	1,450	15,500
BE Aerospace, Inc. *	2,514	21,796
Bel Fuse, Inc., Class B	386	5,188
Belden, Inc.	1,172	14,662
Bemis Company, Inc.	2,595	54,417
Benchmark Electronics, Inc. *	1,804	20,205
Black & Decker Corp.	1,537	48,508
Blount International, Inc. *	1,314	6,071
Boeing Company	19,284	686,125
Briggs & Stratton Corp. (a)	1,269	20,938
Brinks Company	1,208	31,964
Brinks Home Security Holdings, Inc. *	1,233	27,866
Bristow Group, Inc. *	778	16,673
Bucyrus International, Inc., Class A	1,957	29,707
Builders FirstSource, Inc. * (a)	1,551	3,133
Burlington Northern Santa Fe Corp.	8,969	539,485

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Bway Holding Company *	700	$5,523
C.H. Robinson Worldwide, Inc.	4,393	200,365
CAI International, Inc. *	636	1,800
Calgon Carbon Corp. *	1,086	15,389
Capital Product Partners LP	871	6,010
Carlisle Companies, Inc.	1,608	31,565
Cascade Corp.	322	5,677
Casella Waste Systems, Inc., Class A *	938	1,604
Caterpillar, Inc.	15,859	443,418
Celadon Group, Inc. *	623	3,458
Ceradyne, Inc. *	717	12,999
Chart Industries, Inc. *	753	5,934
Chase Corp.	300	2,790
Checkpoint Systems, Inc. *	1,112	9,975
Circor International, Inc.	459	10,337
Clarcor, Inc.	1,310	32,999
Clean Harbors, Inc. *	592	28,416
Cognex Corp.	1,145	15,286
Coherent, Inc. *	663	11,437
Coleman Cable, Inc. *	609	1,297
Colfax Corp. *	1,222	8,395
Columbus McKinnon Corp. *	529	4,613
Comfort Systems USA, Inc.	1,068	11,075
Commercial Metals Company	2,998	34,627
Con-way, Inc.	1,148	20,584
Cooper Industries, Ltd., Class A	8,135	210,371
Crane Company	1,626	27,447
Crown Holdings, Inc. *	4,157	94,489
CSX Corp.	10,484	271,011
CTS Corp.	1,073	3,874
Cubic Corp.	759	19,225
Cummins, Inc.	5,317	135,318
Curtiss-Wright Corp.	1,159	32,510
Cymer, Inc. *	818	18,209
Daktronics, Inc.	1,186	7,768
Danaher Corp.	8,244	446,990
Darling International, Inc. *	2,134	7,917
DDi Corp. *	1,096	3,376
Deere & Company	11,232	369,196
DHT Maritime, Inc.	1,175	4,512
Dionex Corp. *	500	23,625
Dolby Laboratories, Inc., Class A *	2,944	100,420
Donaldson Company, Inc.	2,021	54,244
Dover Corp.	4,916	129,684
Drew Industries, Inc. *	629	5,460
Ducommun, Inc.	360	5,234
DXP Enterprises, Inc. *	333	3,440
Dycom Industries, Inc. *	1,168	6,763
Dynamex, Inc. *	315	4,120
Dynamic Materials Corp.	318	2,913
Eagle Bulk Shipping, Inc. (a)	1,242	5,278
Eagle Materials, Inc.	1,118	27,111
Eastman Kodak Company	7,584	28,819
Eaton Corp.	4,265	157,208
Electro Scientific Industries, Inc. *	877	5,192
EMCOR Group, Inc. *	1,678	28,811

The accompanying notes are an integral part of the financial statements.
420

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Emerson Electric Company	20,338	$581,260
Encore Wire Corp.	607	13,008
Ener1, Inc. *	2,850	14,734
Energizer Holdings, Inc. *	1,520	75,529
Energy Conversion Devices, Inc. * (a)	1,169	15,513
Energy Recovery, Inc. *	1,345	10,222
EnergySolutions, Inc.	2,481	21,461
Enersys *	1,306	15,829
ENGlobal Corp. *	883	4,009
EnPro Industries, Inc. *	544	9,302
ESCO Technologies, Inc. *	675	26,122
Esterline Technologies Corp. *	772	15,587
Excel Maritime Carriers, Ltd. (a)	1,149	5,193
Expeditors International of Washington, Inc.	5,528	156,387
FARO Technologies, Inc. *	531	7,137
Federal Signal Corp.	1,349	7,109
FedEx Corp.	8,093	360,058
FEI Company *	1,021	15,754
Flanders Corp. *	918	3,709
FLIR Systems, Inc. *	3,618	74,097
Flow International Corp. *	1,391	2,253
Flowserve Corp.	1,493	83,787
Fluor Corp.	4,658	160,934
FMC Technologies, Inc. *	3,328	104,399
Forward Air Corp.	757	12,286
Foster Wheeler AG *	3,762	65,722
Franklin Electric, Inc.	589	13,035
Freightcar America, Inc.	342	5,995
Fuel Tech, Inc. *	720	7,531
Gardner Denver, Inc. *	1,364	29,653
Garmin, Ltd.	5,434	115,255
GATX Corp.	1,275	25,793
Genco Shipping & Trading, Ltd.	820	10,119
GenCorp, Inc. *	2,157	4,573
General Cable Corp. *	1,401	27,768
General Dynamics Corp.	10,465	435,239
General Electric Company	260,500	2,633,655
General Maritime Corp. (a)	1,634	11,438
Genesee & Wyoming, Inc., Class A *	934	19,847
GenTek, Inc. *	324	5,667
Gentex Corp.	3,875	38,595
Gerber Scientific, Inc. *	1,075	2,569
Goodrich Corp.	3,238	122,688
Gorman-Rupp Company	441	8,732
GP Strategies Corp. *	688	2,449
Graco, Inc.	1,561	26,646
GrafTech International, Ltd. *	3,156	19,441
Granite Construction, Inc.	966	36,206
Graphic Packaging Holding Company *	6,396	5,565
Greatbatch, Inc. *	602	11,649
Greenbrier Company, Inc. (a)	617	2,258
Greif, Inc., Class A	1,220	40,614
Griffon Corp. *	1,894	14,205
GulfMark Offshore, Inc. *	653	15,581
Hardinge, Inc.	521	1,454
Harsco Corp.	2,210	48,996

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Hawk Corp., Class A *	295	$3,407
Haynes International, Inc. *	347	6,184
Heartland Express, Inc.	2,435	36,062
HEICO Corp., Class A	710	14,647
Heritage-Crystal Clean, Inc. *	382	2,850
Herley Industries, Inc. *	450	5,382
Hexcel Corp. *	2,545	16,721
Honeywell International, Inc.	19,518	543,771
Horizon Lines, Inc.	920	2,788
Hub Group, Inc., Class A *	956	16,252
Hubbell, Inc., Class B	1,437	38,742
Hurco Companies, Inc. *	189	2,009
ICx Technologies, Inc. *	1,046	4,236
IDEX Corp.	2,116	46,277
II-VI, Inc. *	797	13,692
Illinois Tool Works, Inc.	13,514	416,907
Ingersoll-Rand Company, Ltd., Class A	8,300	114,540
Innovative Solutions & Support, Inc. *	758	3,206
Insituform Technologies, Inc., Class A *	752	11,761
Insteel Industries, Inc.	450	3,132
Integrated Electrical Services, Inc. *	564	5,144
Intelli-Check - Mobilisa, Inc. *	1,071	1,296
Interline Brands, Inc. *	979	8,253
Intermec, Inc. *	1,653	17,191
International Shipholding Corp.	238	4,681
Intevac, Inc. *	690	3,595
iRobot Corp. * (a)	742	5,639
Itron, Inc. *	896	42,426
ITT Corp.	4,711	181,232
J.B. Hunt Transport Services, Inc.	3,183	76,742
Jabil Circuit, Inc.	5,531	30,752
Jacobs Engineering Group, Inc. *	3,194	123,480
John Bean Technologies Corp.	797	8,337
Joy Global, Inc.	2,816	59,981
Kadant, Inc. *	468	5,391
Kaman Corp., Class A	675	8,464
Kansas City Southern *	2,388	30,351
Kaydon Corp.	731	19,978
KBR, Inc.	4,459	61,579
Kennametal, Inc.	1,925	31,204
Kirby Corp. *	1,385	36,896
KLA-Tencor Corp.	4,506	90,120
Knight Transportation, Inc.	2,182	33,079
Koppers Holdings, Inc.	544	7,899
Kratos Defense & Security Solutions, Inc. *	3,455	2,695
K-Sea Transportation Partners LP	482	8,531
K-Tron International, Inc. *	81	4,914
L.B. Foster Company *	310	7,697
L-1 Identity Solutions, Inc. *	2,141	10,941
LaBarge, Inc. *	440	3,683
Ladish Company, Inc. *	464	3,369
Lancaster Colony Corp.	765	31,732
Landstar Systems, Inc.	1,341	44,883
Lawson Products, Inc.	280	3,408
Layne Christensen Company *	514	8,260
Leggett & Platt, Inc.	4,129	53,636

The accompanying notes are an integral part of the financial statements.
421

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Lennox International, Inc.	1,442	$38,155
Lincoln Electric Holdings, Inc.	1,117	35,398
Lindsay Corp. (a)	321	8,667
Littelfuse, Inc. *	634	6,968
LMI Aerospace, Inc. *	319	2,310
Lockheed Martin Corp.	10,304	711,285
LoJack Corp. *	777	3,520
LS Starrett Company	267	1,669
LSB Industries, Inc. *	587	5,805
LSI Industries, Inc.	780	4,033
Magnetek, Inc. *	1,226	2,207
Manitowoc Company, Inc.	3,416	11,170
Marten Transport, Ltd. *	563	10,517
Martin Marietta Materials, Inc. (a)	1,062	84,217
Martin Midstream Partners LP *	438	8,221
Masco Corp.	9,517	66,429
Matthews International Corp., Class A	795	22,904
McDermott International, Inc. *	5,917	79,229
Measurement Specialties, Inc. *	609	2,491
Methode Electronics, Inc.	1,087	3,891
Metropolitan Pro Corp.	518	4,222
Mettler-Toledo International, Inc. *	885	45,427
Michael Baker Corp. *	244	6,344
Middleby Corp. *	517	16,766
Mine Safety Appliances Company	945	18,919
Molex, Inc.	4,713	64,757
Moog, Inc., Class A *	1,122	25,660
Mueller Industries, Inc.	1,020	22,124
Mueller Water Products, Inc.	3,078	10,157
Multi-Fineline Electronix, Inc. *	701	11,805
Myers Industries, Inc.	1,042	6,398
MYR Group, Inc. *	612	9,333
NACCO Industries, Inc., Class A	236	6,414
Nalco Holding Company	3,749	48,999
National Instruments Corp.	2,027	37,804
Navios Maritime Partners LP	706	5,930
NCI Building Systems, Inc. *	512	1,137
Nordson Corp.	900	25,587
Norfolk Southern Corp.	9,770	329,737
Northrop Grumman Corp.	8,769	382,679
Northwest Pipe Company *	250	7,117
Old Dominion Freight Lines, Inc. *	943	22,151
Omega Flex, Inc. *	275	4,430
Orbital Sciences Corp., Class A *	1,540	18,311
Orion Energy Systems, Inc. *	1,095	4,829
Orion Marine Group, Inc. *	719	9,419
OSG America LP	1,060	8,639
OSI Systems, Inc. *	558	8,515
Overseas Shipholding Group, Inc.	784	17,773
Owens Corning, Inc. *	3,355	30,329
Owens-Illinois, Inc. *	4,357	62,915
OYO Geospace Corp. *	209	2,730
P.A.M. Transportation Services, Inc. *	586	3,217
Pacer International, Inc.	920	3,220
Packaging Corp. of America	2,786	36,274
Pactiv Corp. *	3,348	48,847

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Pall Corp.	3,110	$63,537
Park Electrochemical Corp.	573	9,901
Parker-Hannifin Corp.	4,379	148,798
Patriot Transportation Holding, Inc. *	101	6,294
Pentair, Inc.	2,572	55,735
Perini Corp. *	1,301	16,002
PerkinElmer, Inc.	3,097	39,549
PHI, Inc. *	497	4,960
Plexus Corp. *	1,079	14,912
PMFG, Inc. *	477	3,759
Polypore International, Inc. *	1,261	5,069
Powell Industries, Inc. *	330	11,652
Power-One, Inc. *	3,350	2,948
Precision Castparts Corp.	3,629	217,377
Presstek, Inc. *	1,622	3,358
Providence and Worcester Railroad Company	407	4,375
Quanex Building Products Corp.	1,020	7,752
Raven Industries, Inc.	466	9,683
Raytheon Company	10,828	421,642
RBC Bearings, Inc. *	587	8,969
Regal-Beloit Corp.	822	25,186
Republic Services, Inc.	9,815	168,327
Robbins & Myers, Inc.	914	13,865
Rockwell Automation, Inc.	3,840	83,866
Rockwell Collins, Inc.	4,176	136,305
Rofin-Sinar Technologies, Inc. *	800	12,896
Rogers Corp. *	497	9,383
Roper Industries, Inc.	2,322	98,569
Ryder Systems, Inc.	1,442	40,823
Saia, Inc. *	449	5,366
Sauer-Danfoss, Inc.	1,353	3,301
Sealed Air Corp.	4,142	57,160
Shaw Group, Inc. *	2,195	60,165
Ship Finance International, Ltd.	1,876	12,307
Silgan Holdings, Inc.	979	51,437
Simpson Manufacturing Company, Inc.	1,256	22,633
Smith & Wesson Holding Corp. *	1,541	9,277
Snap-on, Inc.	1,463	36,721
Sonoco Products Company	2,594	54,422
Spectrum Control, Inc. *	705	4,956
Spirit Aerosystems Holdings, Inc., Class A *	3,698	36,869
SPX Corp.	1,424	66,942
Standex International Corp.	326	2,999
Stanley Works	2,022	58,881
Stanley, Inc. *	605	15,361
Stericycle, Inc. *	2,227	106,295
Sterling Construction Company, Inc. *	376	6,708
Stoneridge, Inc. *	957	2,019
Sturm Ruger & Company, Inc. *	739	9,112
Sun Hydraulics, Inc.	433	6,326
TAL International Group, Inc.	891	6,522
Taser International, Inc. *	1,850	8,658
TBS International, Ltd. *	894	6,571
Technitrol, Inc.	1,224	2,093
Tecumseh Products Company, Class A *	608	2,748
Teekay LNG Partners LP *	1,248	20,954

The accompanying notes are an integral part of the financial statements.
422

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Teekay Shipping Corp.	1,941	$27,620
Teledyne Technologies, Inc. *	916	24,439
Teleflex, Inc.	1,025	40,067
Tennant Company	507	4,751
Terex Corp. *	2,555	23,634
Texas Industries, Inc.	721	18,025
Textainer Group Holdings, Ltd.	1,194	8,059
Textron, Inc.	6,564	37,677
Thermadyne Holdings Corp. *	464	984
Thermo Fisher Scientific, Inc. *	10,950	390,586
Timken Company	2,537	35,417
Trailer Bridge, Inc. *	639	1,585
TransDigm Group, Inc. *	1,284	42,167
Tredegar Industries, Inc.	921	15,040
Trex Company, Inc. *	411	3,136
Trinity Industries, Inc.	2,138	19,541
Triumph Group, Inc.	462	17,648
TTM Technologies, Inc. *	1,323	7,673
Tyco Electronics, Ltd.	12,385	136,730
U.S. Concrete, Inc. *	1,497	2,994
Ultralife Batteries, Inc. * (a)	537	4,151
Union Pacific Corp.	13,253	544,831
United Parcel Service, Inc., Class B	26,270	1,293,009
United Technologies Corp.	25,125	1,079,873
Universal Display Corp. *	1,093	10,023
Universal Forest Products, Inc.	550	14,636
Universal Truckload Services, Inc. *	479	6,869
URS Corp. *	2,200	88,902
USA Truck, Inc. *	336	4,344
USG Corp. * (a)	2,661	20,250
UTI Worldwide, Inc.	2,630	31,428
Valmont Industries, Inc.	675	33,892
Varian, Inc. *	802	19,039
Vicor Corp.	1,302	6,367
Vishay Intertechnology, Inc. *	5,406	18,813
VSE Corp.	148	3,952
Vulcan Materials Company	2,831	125,385
W.H. Brady Company, Class A	1,391	24,523
Wabtec Corp.	1,248	32,922
Waste Connections, Inc. *	1,968	50,578
Waste Management, Inc.	12,844	328,806
Waters Corp. *	2,607	96,329
Watts Water Technologies, Inc., Class A	933	18,249
WCA Waste Corp. *	899	1,483
Werner Enterprises, Inc.	1,829	27,654
Willis Lease Finance Corp. *	323	3,417
Woodward Governor Company	1,738	19,431
Worthington Industries, Inc.	2,092	18,221
X-Rite, Inc. *	1,267	1,318
YRC Worldwide, Inc. * (a)	1,848	8,298
Zebra Technologies Corp., Class A *	1,738	33,057
Zygo Corp. *	664	3,048

		24,356,346
Investment Companies - 0.00%
Teton Advisors, Inc. *	11	0

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 0.00%
PICO Holdings, Inc. *	508	$15,276

Technology - 11.13%
3D Systems Corp. *	736	4,850
ACI Worldwide, Inc. *	946	17,737
Actel Corp. *	800	8,096
Activision Blizzard, Inc. *	34,335	359,144
Actuate Corp. *	1,884	5,765
Acxiom Corp.	2,106	15,584
Adobe Systems, Inc. *	13,851	296,273
Advanced Analogic Technologies, Inc. *	1,668	6,005
Advanced Micro Devices, Inc. * (a)	16,157	49,279
Advent Software, Inc. * (a)	721	24,017
Affiliated Computer Services, Inc., Class A *	2,477	118,624
Agilent Technologies, Inc. *	9,411	144,647
Agilysys, Inc.	1,225	5,267
Allscripts Healthcare Solution, Inc. *	3,682	37,888
Altera Corp.	7,661	134,451
American Reprographics Company *	1,185	4,195
Amkor Technology, Inc. *	4,864	13,036
Anadigics, Inc. *	1,721	3,562
Analog Devices, Inc.	7,469	143,928
ANSYS, Inc. *	2,299	57,705
Apple, Inc. *	23,249	2,443,935
Applied Materials, Inc.	35,195	378,346
Applied Micro Circuits Corp. *	2,077	10,094
ArcSight, Inc. *	965	12,323
Atmel Corp. *	11,742	42,623
ATMI, Inc. *	901	13,902
Autodesk, Inc. *	5,827	97,952
Automatic Data Processing, Inc.	13,464	473,394
Avid Technology, Inc. *	1,037	9,478
Blackbaud, Inc.	1,208	14,025
Blackboard, Inc. *	810	25,709
BMC Software, Inc. *	4,977	164,241
Borland Software Corp. *	3,134	1,442
Bottomline Technologies, Inc. *	833	5,481
Broadcom Corp., Class A *	13,204	263,816
Brocade Communications Systems, Inc. *	9,792	33,782
Brooks Automation, Inc. *	2,030	9,358
CA, Inc.	13,430	236,502
Cabot Microelectronics Corp. *	638	15,331
CACI International, Inc., Class A *	783	28,572
Cadence Design Systems, Inc. *	6,922	29,072
Callidus Software, Inc. *	1,476	4,280
Catapult Communications Corp. *	697	4,858
Cavium Networks, Inc. *	1,101	12,706
Cerner Corp. * (a)	2,063	90,710
Ceva, Inc. *	756	5,504
CIBER, Inc. *	1,804	4,925
Cirrus Logic, Inc. *	1,781	6,697
Citrix Systems, Inc. *	4,818	109,080
Cogent, Inc. *	2,454	29,203
Cognizant Technology Solutions Corp.,
Class A *	7,508	156,091
Cohu, Inc.	671	4,831
Commvault Systems, Inc. *	1,206	13,230

The accompanying notes are an integral part of the financial statements.
423

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Computer Programs & Systems, Inc.	271	$9,016
Computer Sciences Corp. *	3,939	145,113
Compuware Corp. *	6,669	43,949
COMSYS IT Partners, Inc. *	677	1,496
Concur Technologies, Inc. *	1,291	24,774
Cray, Inc. *	1,501	5,253
Cree, Inc. *	2,326	54,731
CSG Systems International, Inc. *	925	13,209
Cypress Semiconductor Corp. *	3,963	26,830
Data Domain, Inc. * (a)	1,510	18,981
Dell, Inc. *	52,759	500,155
Deltek, Inc. *	1,387	6,006
DemandTec, Inc. *	790	6,912
Diebold, Inc.	1,708	36,466
Digi International, Inc. *	749	5,745
Diodes, Inc. *	1,172	12,435
DivX, Inc. *	1,043	5,246
Dot Hill Systems Corp. *	2,270	1,339
Double-Take Software, Inc. *	700	4,732
DSP Group, Inc. *	1,003	4,333
DST Systems, Inc. *	1,352	46,806
Ebix, Inc. *	266	6,610
Echelon Corp. *	1,217	9,846
Eclipsys Corp. *	1,443	14,632
Electronic Arts, Inc. *	8,344	151,777
Electronics for Imaging, Inc. *	1,468	14,386
Emageon, Inc. *	1,450	2,639
EMC Corp. *	53,932	614,825
Emulex Corp. *	2,331	11,725
Entegris, Inc. *	3,322	2,857
Epicor Software Corp. *	1,620	6,172
EPIQ Systems, Inc. *	949	17,110
Exar Corp. *	1,490	9,298
FactSet Research Systems, Inc. (a)	1,242	62,088
Fair Isaac Corp.	1,307	18,389
Fairchild Semiconductor International, Inc. *	3,413	12,730
Falconstor Software, Inc. *	1,665	3,979
First Solar, Inc. *	2,079	275,883
Fiserv, Inc. *	4,298	156,705
FormFactor, Inc. *	1,333	24,021
Furmanite Corp. *	1,021	3,175
GSE Systems, Inc. *	707	4,207
Guidance Software, Inc. *	970	3,958
Hewlett-Packard Company	64,234	2,059,342
Hittite Microwave Corp. *	810	25,272
Hutchinson Technology, Inc. *	1,164	3,026
Igate Corp.	1,516	4,912
IHS, Inc., Class A *	1,632	67,206
Imation Corp.	1,040	7,956
Immersion Corp. *	1,116	3,270
IMS Health, Inc.	4,746	59,183
infoGROUP, Inc. *	1,682	6,997
Innerworkings, Inc. *	1,379	5,888
Integral Systems, Inc. *	417	3,586
Integrated Device Technology, Inc. *	4,613	20,989
Integrated Silicon Solution, Inc. *	1,792	2,706

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Intel Corp.	146,542	$2,205,457
Interactive Intelligence, Inc. *	686	6,215
International Business Machines Corp.	35,307	3,420,895
International Rectifier Corp. *	1,932	26,101
Intersil Corp., Class A	3,240	37,260
Intuit, Inc. *	8,314	224,478
IPG Photonics Corp. *	1,203	10,129
Isilon Systems, Inc. *	2,186	4,809
IXYS Corp. *	925	7,456
Jack Henry & Associates, Inc.	2,276	37,144
JDA Software Group, Inc. *	836	9,656
Kopin Corp. *	2,377	5,515
Kulicke & Soffa Industries, Inc. *	1,889	4,949
L-3 Communications Holdings, Inc.	3,171	214,994
Lam Research Corp. *	3,261	74,253
Lattice Semiconductor Corp. *	3,796	5,238
Lawson Software, Inc. *	4,832	20,536
Lexmark International, Inc. *	2,283	38,514
Limelight Networks, Inc. *	2,584	8,656
Linear Technology Corp. (a)	5,746	132,043
Liveperson, Inc. *	1,928	4,377
LSI Logic Corp. *	16,867	51,276
Magma Design Automation, Inc. *	1,893	1,420
Manhattan Associates, Inc. *	697	12,072
ManTech International Corp. *	892	37,375
Marvell Technology Group, Ltd. *	15,681	143,638
MasterCard, Inc., Class A (a)	3,390	567,757
Mattson Technology, Inc. *	1,852	1,558
Maxim Integrated Products, Inc.	8,335	110,105
Maxwell Technologies, Inc. *	655	4,552
MedAssets, Inc. *	1,451	20,677
MEMC Electronic Materials, Inc. *	5,880	96,961
Mentor Graphics Corp. *	2,461	10,927
Mercury Computer Systems, Inc. *	867	4,795
Metavante Technologies, Inc. *	3,158	63,034
Micrel, Inc.	1,863	13,116
Microchip Technology, Inc. (a)	4,687	99,318
Micron Technology, Inc. *	20,071	81,488
MICROS Systems, Inc. *	2,156	40,425
Microsemi Corp. *	2,015	23,374
Microsoft Corp.	232,671	4,274,166
MicroStrategy, Inc., Class A *	328	11,214
Microtune, Inc. *	1,931	3,514
MIPS Technologies, Inc., Class A *	1,646	4,823
MKS Instruments, Inc. *	1,354	19,863
Monolithic Power Systems, Inc. *	860	13,330
Monotype Imaging Holdings, Inc. *	1,150	4,301
MoSys, Inc. *	1,645	3,126
MSC Software Corp. *	1,302	7,343
MSCI, Inc. *	2,629	44,456
MTS Systems Corp.	470	10,693
National Semiconductor Corp.	5,925	60,850
NCI, Inc. *	363	9,438
NCR Corp. *	4,238	33,692
NetApp, Inc. *	8,559	127,016
NETGEAR, Inc. *	980	11,809

The accompanying notes are an integral part of the financial statements.
424

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Netlogic Microsystems, Inc. *	551	$15,141
Netscout Systems, Inc. *	1,084	7,761
NetSuite, Inc. *	1,651	18,590
Novell, Inc. *	9,230	39,320
Novellus Systems, Inc. *	2,595	43,155
Nuance Communications, Inc. *	5,693	61,826
NVIDIA Corp. *	14,535	143,315
Omnicell, Inc. *	951	7,437
Omniture, Inc. *	1,889	24,916
OmniVision Technologies, Inc. *	1,492	10,026
ON Semiconductor Corp. *	10,653	41,547
Opnet Technologies, Inc. *	588	5,098
Oracle Corp. *	133,295	2,408,641
Palm, Inc. *	2,964	25,550
Parametric Technology Corp. *	2,995	29,890
PDF Solutions, Inc. *	1,208	1,909
Pegasystems, Inc.	957	17,771
Pericom Semiconductor Corp. *	936	6,842
Perot Systems Corp., Class A *	3,057	39,374
Phase Forward, Inc. *	1,148	14,683
Phoenix Technology, Ltd. *	1,055	1,709
Pitney Bowes, Inc.	5,365	125,273
PLX Technology, Inc. *	1,191	2,584
PMC-Sierra, Inc. *	5,754	36,711
Power Integrations, Inc.	828	14,242
Progress Software Corp. *	1,100	19,096
PROS Holdings, Inc. *	779	3,622
QAD, Inc.	1,142	2,889
QLogic Corp. *	3,417	37,997
Quality Systems, Inc.	693	31,358
Quest Software, Inc. *	2,702	34,261
Rackable Systems, Inc. *	874	3,548
Radiant Systems, Inc. *	1,129	4,979
RadiSys Corp. *	757	4,587
Rambus, Inc. *	2,875	27,198
Red Hat, Inc. *	4,997	89,146
Renaissance Learning, Inc.	801	7,185
Rimage Corp. *	343	4,579
Riverbed Technology, Inc. *	1,859	24,316
Rubicon Technology, Inc. *	1,002	5,321
Rudolph Technologies, Inc. *	1,461	4,427
Salesforce.com, Inc. * (a)	3,101	101,496
SanDisk Corp. *	5,934	75,065
Schawk, Inc., Class A	748	4,518
Seachange International, Inc. *	915	5,234
Seagate Technology	12,667	76,129
Semitool, Inc. *	1,231	3,422
Semtech Corp. *	1,653	22,068
Sigma Designs, Inc. *	720	8,957
Silicon Image, Inc. *	2,152	5,165
Silicon Laboratories, Inc. *	1,258	33,211
Silicon Storage Technology, Inc. *	3,135	5,173
Skyworks Solutions, Inc. *	4,275	34,457
Smart Modular Technologies (WWH), Inc. *	1,749	2,414
Smith Micro Software, Inc. *	909	4,754
Solera Holdings, Inc. *	1,652	40,937

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
SPSS, Inc. *	491	$13,959
SRA International, Inc., Class A *	1,496	21,991
Standard Microsystems Corp. *	628	11,681
STEC, Inc. *	1,569	11,564
Stratasys, Inc. *	620	5,127
Sun Microsystems, Inc. *	19,912	145,756
Super Micro Computer, Inc. *	930	4,576
Supertex, Inc. *	344	7,946
Sybase, Inc. *	2,008	60,822
Sykes Enterprises, Inc. *	1,054	17,528
Synaptics, Inc. *	886	23,709
Synchronoss Technologies, Inc. *	882	10,813
SYNNEX Corp. *	884	17,388
Synopsys, Inc. *	3,707	76,846
Syntel, Inc.	1,101	22,659
Take-Two Interactive Software, Inc. *	1,949	16,274
Taleo Corp. *	832	9,834
Techwell, Inc. *	736	4,644
Teradata Corp. *	4,714	76,461
Teradyne, Inc. *	4,595	20,126
Tessera Technologies, Inc. *	1,289	17,234
Texas Instruments, Inc.	34,088	562,793
Thomas & Betts Corp. *	1,529	38,256
THQ, Inc. *	1,853	5,633
Tier Technologies Inc., Class B *	928	4,297
Total Systems Services, Inc.	5,220	72,088
Trident Microsystems, Inc. *	1,654	2,415
Trimble Navigation, Ltd. *	3,146	48,071
Triquint Semiconductor, Inc. *	3,843	9,492
Tyler Technologies, Inc. *	995	14,557
Ultimate Software Group, Inc. *	692	11,944
Ultratech, Inc. *	666	8,318
Unica Corp. *	738	3,565
Varian Semiconductor Equipment Associates,
Inc. *	1,917	41,522
Veeco Instruments, Inc. *	1,061	7,077
VeriFone Holdings, Inc. *	2,166	14,729
Virage Logic Corp. *	1,049	3,409
Virtusa Corp. *	875	5,425
VMware, Inc. Class A *	10,163	240,050
Volterra Semiconductor Corp. *	760	6,414
Western Digital Corp. *	5,702	110,277
Wind River Systems, Inc. *	2,061	13,190
Xerox Corp.	22,814	103,804
Xilinx, Inc.	7,105	136,132
Zoran Corp. *	1,517	13,350

		29,339,161

Utilities - 3.29%
AES Corp. *	17,584	102,163
AGL Resources, Inc.	1,937	51,389
Allegheny Energy, Inc.	4,386	101,624
Allete, Inc.	809	21,592
Alliant Energy Corp.	2,836	70,021
Ameren Corp.	5,469	126,826
American Electric Power Company, Inc.	10,447	263,891
American States Water Company	468	16,998

The accompanying notes are an integral part of the financial statements.
425

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
American Water Works Company, Inc.	4,190	$80,616
Aqua America, Inc.	3,445	68,900
Artesian Resources Corp., Class A	514	7,206
Atmos Energy Corp.	2,292	52,991
Avista Corp.	1,410	19,430
Black Hills Corp.	1,048	18,749
California Water Service Group	549	22,981
Calpine Corp. *	11,071	75,394
CenterPoint Energy, Inc.	8,861	92,420
Central Vermont Public Service Corp.	364	6,297
CH Energy Group, Inc.	433	20,308
Chesapeake Utilities Corp.	255	7,772
Cleco Corp.	1,550	33,620
Connecticut Water Service, Inc.	321	6,510
Consolidated Edison, Inc.	6,990	276,874
Constellation Energy Group, Inc.	4,667	96,420
Dominion Resources, Inc.	14,979	464,199
DPL, Inc.	2,910	65,591
DTE Energy Company	4,242	117,503
Dynegy, Inc., Class A *	22,309	31,456
Edison International	8,493	244,683
El Paso Electric Company *	1,262	17,782
El Paso Pipeline Partners LP	2,245	38,614
Empire District Electric Company	947	13,675
Energen Corp.	1,901	55,376
EnerNOC, Inc. *	735	10,687
Exelon Corp.	17,228	781,979
FirstEnergy Corp.	7,935	306,291
FPL Group, Inc.	10,654	540,477
Great Plains Energy, Inc.	3,080	41,488
Hawaiian Electric Industries, Inc.	2,089	28,703
IDACORP, Inc.	1,192	27,845
Integrys Energy Group, Inc.	1,951	50,804
ITC Holdings Corp.	1,298	56,619
MDU Resources Group, Inc.	4,716	76,116
MGE Energy, Inc.	591	18,540
Middlesex Water Company	568	8,179
Mirant Corp. *	4,920	56,088
New Jersey Resources Corp.	1,020	34,660
Nicor, Inc.	1,079	35,855
NiSource, Inc.	7,178	70,344
Northeast Utilities	4,068	87,828
Northwest Natural Gas Company	651	28,266
NorthWestern Corp.	1,030	22,124
NRG Energy, Inc. *	6,177	108,715
NSTAR	2,721	86,746
NV Energy, Inc.	6,239	58,584
OGE Energy Corp.	2,372	56,501
ONEOK, Inc.	2,707	61,259
Ormat Technologies, Inc.	1,220	33,501
Otter Tail Corp.	936	20,639
Pennichuck Corp.	350	7,158
Pepco Holdings, Inc.	5,208	64,996
PG&E Corp.	9,250	353,535
Piedmont Natural Gas, Inc.	1,817	47,042
Pike Electric Corp. *	929	8,593

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Pinnacle West Capital Corp.	2,573	$68,339
PNM Resources, Inc.	2,537	20,956
Portland General Electric Company	1,602	28,179
PPL Corp.	9,726	279,233
Progress Energy, Inc.	6,785	246,024
Public Service Enterprise Group, Inc.	13,291	391,686
Reliant Energy, Inc. *	9,264	29,552
SCANA Corp.	2,984	92,176
Sempra Energy	6,392	295,566
SJW Corp.	486	12,359
South Jersey Industries, Inc.	756	26,460
Southern Company	19,969	611,451
Southwest Gas Corp.	1,127	23,746
Southwest Water Company	1,101	4,734
Teco Energy, Inc.	5,523	61,581
The Laclede Group, Inc.	521	20,309
UGI Corp.	2,751	64,951
UIL Holding Corp.	675	15,066
Unisource Energy Corp.	911	25,681
Unitil Corp.	386	7,751
Vectren Corp.	2,077	43,804
Westar Energy, Inc.	2,689	47,138
WGL Holdings, Inc.	1,218	39,950
Wisconsin Energy Corp.	3,002	123,592
Xcel Energy, Inc.	11,124	207,240
York Water Company	632	7,812

		8,675,369

TOTAL COMMON STOCKS (Cost $349,946,650)		$244,238,401

PREFERRED STOCKS - 0.00%
Consumer, Non-cyclical - 0.00%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	53	8,861

TOTAL PREFERRED STOCKS (Cost $12,974)		$8,861

WARRANTS - 0.00%

Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012, strike
price $12.21) *	50	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.00%

Consumer, Non-cyclical - 0.00%
OSI Pharmaceuticals, Inc. (Strike Price: USD
45.00) *	19	0

Diversified - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 12/31/2010, Strike Price:
AUD 1.50) *	4,291	1,588

The accompanying notes are an integral part of the financial statements.
426

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Financial - 0.00%
United America Indemnity, Ltd. (Expiration
date 04/06/2009) *	1,000	$520

TOTAL RIGHTS (Cost $9,222)		$2,108

SHORT TERM INVESTMENTS - 8.75%
Federal National Mortgage Association Discount
Notes
zero coupon due 04/03/2009	$5,789,000	$5,788,976
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	7,267,430	7,267,430
JPMorgan Chase & Company
zero coupon due 04/01/2009	10,000,000	10,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $23,056,406)		$23,056,406

Total Investments (Total Stock Market Index Trust)
(Cost $373,025,252) - 101.41%		$267,305,776
Liabilities in Excess of Other Assets - (1.41)%		(3,714,100)

TOTAL NET ASSETS - 100.00%		$263,591,676

U. S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 6.27%
Treasury Inflation-Protected
Securities (d) - 5.12%
1.75% due 01/15/2028 ***	$1,269,727	$1,215,764
2.50% due 07/15/2016	167,259	178,758
2.00% due 01/15/2026	4,382,279	4,332,979
2.375% due 01/15/2027 ***	3,025,397	3,159,648
0.875% due 04/15/2010	6,062,227	6,031,916
1.375% due 07/15/2018	2,192,982	2,175,164

		17,094,229

U.S. Treasury Bonds - 0.21%
3.50% due 02/15/2039	50,000	49,407
5.375% due 02/15/2031	60,000	75,647
8.875% due 02/15/2019	370,000	558,237

		683,291

U.S. Treasury Notes - 0.94%
2.375% due 03/31/2016	1,560,000	1,570,115
4.00% due 08/15/2018	540,000	600,075
4.75% due 05/31/2012	880,000	975,906

		3,146,096

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,954,891)		$20,923,616

U.S. GOVERNMENT AGENCY OBLIGATIONS - 75.20%
Federal Home Loan Bank - 8.31%
4.50% due 10/09/2009	11,700,000	11,917,924
5.00% due 09/18/2009	15,500,000	15,793,942

		27,711,866

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 17.84%
3.25% due 02/25/2011	$3,300,000	$3,406,316
5.25% due 04/18/2016	2,850,000	3,224,132
5.50% due 11/01/2035 to 01/01/2038	43,975,018	45,694,976
5.87% due 01/01/2037	4,769,076	4,926,295
6.00% due 10/01/2010 to 12/01/2028	1,009,939	1,069,035
6.50% due 12/01/2010	367	368
7.00% due 02/01/2011 to 06/01/2032	1,053,913	1,118,565
9.00% due 10/01/2017	13,269	14,360
9.50% due 08/01/2020	51,317	57,149
11.75% due 12/01/2013	1,588	1,652
12.00% due 07/01/2020	10,963	12,296

		59,525,144

Federal National Mortgage
Association - 46.14%
4.75% due 11/19/2012	3,000,000	3,288,966
5.00% due 04/01/2019 to 05/01/2038	23,896,349	24,728,402
5.00% TBA **	62,525,000	64,513,399
5.50% due 04/01/2018 to 08/01/2037	22,110,402	23,058,180
5.50% due 03/15/2011 (a)	3,300,000	3,559,522
5.50% TBA **	10,300,000	10,719,219
5.565% due 05/01/2036 (b)	2,216,593	2,309,875
5.746% due 08/01/2037 (b)	3,083,775	3,216,543
6.00% due 10/01/2036 to 03/01/2037	8,603,084	9,025,509
6.00% TBA **	5,420,000	5,672,792
6.50% due 02/01/2026 to 06/01/2029	558,671	593,145
7.00% due 07/01/2022 to 01/01/2034	1,515,408	1,627,793
7.50% due 09/01/2029 to 02/01/2031	298,822	320,941
8.00% due 06/01/2017 to 03/01/2033	711,186	759,475
8.50% due 08/01/2019	244,204	272,002
8.75% due 08/01/2009 to 12/01/2009	1,678	1,679
9.00% due 05/01/2021	11,619	12,401
11.50% due 09/01/2013 to 04/01/2019	50,404	56,635
12.00% due 01/01/2013 to 04/01/2016	134,126	151,824
12.50% due 01/01/2013 to 09/01/2015	42,510	47,666
13.50% due 11/01/2014	17,892	19,886

		153,955,854

Government National Mortgage
Association - 2.91%
6.00% TBA **	7,700,000	8,042,195
6.50% due 02/15/2034 to 09/15/2034	834,466	883,947
7.50% due 02/15/2022 to 12/15/2027	398,285	424,998
8.50% due 06/15/2025	318,228	349,968
11.00% due 09/15/2015	1,557	1,778

		9,702,886

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $244,333,433)		$250,895,750

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.10%
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	692,679	665,246
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.4049% due 01/25/2043 (b)	1,365,972	1,382,304

The accompanying notes are an integral part of the financial statements.
427

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Assets, Series 2006-2,
Class 2A1
0.7119% due 09/25/2046 (b)	$1,307,209	$502,227
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
0.6019% due 06/25/2046 (b)	711,477	688,496
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
4.6263% due 11/25/2034 (b)	257,958	172,844
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.3836% due 11/25/2034 (b)	997,876	560,455
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046	3,080,000	2,152,627
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
0.8519% due 11/20/2035 (b)	596,730	239,119
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
0.7119% due 08/25/2046 (b)	2,380,981	856,162
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
0.7119% due 09/25/2046 (b)	2,648,579	948,156
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
0.7319% due 06/25/2046 (b)	1,514,236	551,070
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
0.755% due 07/25/2036 (b)	606,510	218,232
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.745% due 07/20/2046 (b)	2,628,182	944,951
Countrywide Home Loans, Series
2004-12, Class 16A1
5.5688% due 08/25/2034 (b)	261,645	133,915
Countrywide Home Loans, Series
2004-20, Class 2A1
4.2161% due 09/25/2034 (b)	281,192	178,870
Countrywide Home Loans, Series 2005-7, Class 2A1
0.8319% due 03/25/2035 (b)	675,997	328,227
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
0.6219% due 09/25/2046 (b)	1,665,633	1,288,153
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
0.8163% due 06/19/2034 (b)	371,306	289,917
Impac CMB Trust, Series 2004-5, Class 1A1
0.8819% due 10/25/2034 (b)	229,819	132,550
Impac Secured Assets Corp., Series 2005-2,
Class A1
0.8419% due 03/25/2036 (b)	1,609,115	671,581
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	3,400,000	2,335,585
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039	900,000	685,430
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	2,620,000	1,871,039

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.8219% due 11/25/2035 (b)	$84,941	$34,809
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.7119% due 05/25/2046 (b)	2,043,516	771,700
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
5.649% due 10/25/2034 (b)	406,773	179,215
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
5.5801% due 12/25/2034 (b)	125,426	72,163
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
0.7219% due 05/25/2047 (b)	2,929,826	1,026,357
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6573% due 05/12/2039 (b)	720,000	520,829
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
0.5919% due 06/25/2036 (b)	897,836	738,841
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
0.7119% due 09/25/2046 (b)	1,957,195	813,112
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
0.9219% due 10/25/2045 (b)	96,562	38,870
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
1.3819% due 03/25/2033 (b)(g)	31,283	18,066
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
5.0712% due 11/25/2034 (b)	76,862	48,937
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.189% due 01/25/2035	38,974	21,175
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
0.7019% due 07/25/2046 (b)	2,340,844	912,452
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
0.7119% due 07/25/2046 (b)	1,989,718	644,697
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
0.7319% due 08/25/2036 (b)	2,831,120	1,034,754
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
0.6269% due 05/25/2046 (b)	2,597,576	2,471,461
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
0.6319% due 06/25/2046 (b)	2,857,734	2,814,491
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2103% due 09/25/2037 (b)	1,128,333	782,848
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2002% due 09/25/2037 (b)	1,066,821	667,074
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
0.7919% due 12/25/2045 (b)	1,765,845	717,114
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
0.8119% due 12/25/2045 (b)	246,971	99,586

The accompanying notes are an integral part of the financial statements.
428

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
0.8119% due 12/25/2045 (b)	$193,904	$80,542
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
0.6519% due 08/25/2036 (b)	1,459,034	1,388,715

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $58,067,272)		$33,694,964

ASSET BACKED SECURITIES - 4.83%
ACE Securities Corp., Series 2006-GP1, Class A
0.6519% due 02/25/2031 (b)	1,239,752	743,880
ACE Securities Corp., Series 2006-SL3, Class A1
0.6219% due 06/25/2036 (b)	1,548,376	233,611
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
1.0019% due 06/25/2034 (b)	355,503	296,701
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
0.6519% due 07/25/2036 (b)(e)(g)	270,368	257,053
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
0.8462% due 02/15/2034 (b)	1,419,057	575,153
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
0.8062% due 03/15/2030 (b)	1,538,826	477,036
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
0.6963% due 07/15/2036 (b)	1,568,123	405,720
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
1.1063% due 08/15/2037 (b)	2,504,483	1,195,186
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
0.7819% due 05/25/2036 (b)(g)	1,260,211	868,167
EMC Mortgage Loan Trust, Series 2006-A, Class A1
0.9719% due 12/25/2042 (b)(g)	476,155	333,205
GMAC Mortgage Corp. Loan Trust, Series
2004-VF1, Class A1
1.2719% due 02/25/2031 (b)(g)	2,414,710	1,180,243
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
0.7319% due 11/25/2036 (b)	3,078,131	900,469
GSAA Home Equity Trust, Series 2005-5, Class A4
0.7919% due 02/25/2035 (b)	468,524	331,832
GSAMP Trust, Series 2006-S4, Class A1
0.6119% due 05/25/2036 (b)	931,497	208,267
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
0.6519% due 06/25/2036 (b)	1,940,198	278,926
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.8219% due 12/25/2035 (b)	111,866	23,865
Lehman XS Trust, Series 2006-2N, Class 1A1
0.7819% due 02/25/2046 (b)	563,967	203,933
Lehman XS Trust, Series 2006-GP3, Class 3A1A
0.5919% due 06/25/2046 (b)	1,127,466	988,699
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
0.8019% due 09/25/2035 (b)	204,540	170,310

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
2.0219% due 10/25/2037 (b)	$2,523,332	$1,879,489
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
1.0519% due 09/25/2034 (b)	100,766	41,207
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
0.6719% due 03/25/2036 (b)	1,110,852	223,440
Nelnet Student Loan Trust, Series 2008-4, Class A4
2.6394% due 04/25/2024 (b)	570,000	495,027
RAAC Series, Series 2006-RP3, Class A
0.7919% due 05/25/2036 (b)(g)	1,793,746	1,189,599
SACO I Trust, Inc., Series 2006-6, Class A
0.6519% due 06/25/2036 (b)	1,614,156	108,736
SACO I Trust, Inc., Series 2006-7, Class A1
0.6519% due 07/25/2036 (b)	1,579,439	261,356
SLM Student Loan Trust, Series 2006-5, Class A2
1.1494% due 07/25/2017 (b)	1,042,732	1,041,093
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
0.6319% due 02/25/2036 (b)(g)	1,116,320	145,027
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
0.7819% due 03/25/2036 (b)(e)(g)	1,914,534	1,053,662

TOTAL ASSET BACKED SECURITIES
(Cost $36,323,174)		$16,110,892

PREFERRED STOCKS - 0.01%
Financial - 0.01%
Federal Home Loan Mortgage Corp., Series Z * (i)	39,750	18,285
Federal National Mortgage Association,
Series S * (i)	28,575	20,288

		38,573

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$38,573

REPURCHASE AGREEMENTS - 16.04%
Bank of America Tri-Party
Repurchase Agreement dated
03/31/2009 at 0.10% to be
repurchased at $20,500,057 on
04/01/2009, collateralized by
$20,995,000 U.S. Treasury Bills,
zero coupon due 12/17/2009
(valued at $20,909,991 including
interest)	$20,500,000	$20,500,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2009 at 0.12% to
be repurchased at $33,000,110 on
04/01/2009, collateralized by $33,968,000
U.S. Treasury Bonds, 3.50% due
02/15/2039 (valued at $33,660,012
including interest)	33,000,000	33,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,500,000)		$53,500,000

SHORT TERM INVESTMENTS - 23.93%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 05/05/2009 (a)	$46,000,000	$45,945,695

The accompanying notes are an integral part of the financial statements.
429

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$33,898,800	$33,898,800

TOTAL SHORT TERM INVESTMENTS
(Cost $79,844,495)		$79,844,495

Total Investments (U.S. Government Securities Trust)
(Cost $493,731,390) - 136.38%		$455,008,290
Liabilities in Excess of Other Assets - (36.38)%		(121,366,673)

TOTAL NET ASSETS - 100.00%		$333,641,617

U. S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 73.59%

Basic Materials - 3.98%
AbitibiBowater, Inc.
9.375% due 12/15/2021	$650,000	$58,500
American Pacific Corp.
9.00% due 02/01/2015	1,560,000	1,333,800
Bowater Canada Finance Corp.
7.95% due 11/15/2011	24,000	2,160
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,475,000	1,412,312
8.375% due 04/01/2017	10,025,000	9,373,375
Georgia-Pacific Corp.
7.125% due 01/15/2017 (g)	730,000	675,250
Huntsman International LLC
7.875% due 11/15/2014	5,950,000	2,439,500
Innophos Holdings, Inc.
9.50% due 04/15/2012 (g)	600,000	420,000
Innophos, Inc.
8.875% due 08/15/2014	2,900,000	2,378,000
Mosaic Company
7.625% due 12/01/2014 (g)	750,000	735,000
7.625% due 12/01/2016 (g)	3,150,000	3,087,000
Neenah Paper, Inc.
7.375% due 11/15/2014	925,000	342,250
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	618,063

		22,875,210

Communications - 22.16%
Alltel Corp.
7.875% due 07/01/2032	4,600,000	4,675,624
American Tower Corp., Series WI
7.00% due 10/15/2017	3,765,000	3,746,175
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,050,000	779,625
Centennial Communications Corp.
10.00% due 01/01/2013	5,075,000	5,392,187
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	1,850,000	185,000
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (g)	1,975,000	1,777,500
Charter Communications Operating LLC
8.00% due 04/30/2012 ^ (g)	9,201,000	8,418,915
8.375% due 04/30/2014 ^ (g)	7,865,000	6,921,200

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Citizens Communications Company
7.05% due 10/01/2046	$1,050,000	$567,000
Cricket Communications, Inc.
9.375% due 11/01/2014	6,390,000	6,086,475
Crown Castle International Corp.
9.00% due 01/15/2015	1,300,000	1,303,250
CSC Holdings, Inc.
6.75% due 04/15/2012	3,440,000	3,311,000
8.50% due 04/15/2014 (g)	1,000,000	985,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	4,335,000	4,302,487
DirecTV Holdings LLC
6.375% due 06/15/2015	320,000	301,600
8.375% due 03/15/2013	10,769,000	10,890,151
EchoStar DBS Corp.
6.375% due 10/01/2011	2,150,000	2,074,750
6.625% due 10/01/2014	1,150,000	1,029,250
7.00% due 10/01/2013	600,000	556,500
7.125% due 02/01/2016	3,575,000	3,199,625
7.75% due 05/31/2015	3,200,000	2,944,000
Fisher Communications, Inc.
8.625% due 09/15/2014	4,050,000	3,442,500
Intelsat Corp.
9.25% due 08/15/2014 (g)	1,225,000	1,151,500
9.25% due 06/15/2016 (g)	2,300,000	2,127,500
Lamar Media Corp.
6.625% due 08/15/2015 (a)	2,515,000	1,835,950
9.75% due 04/01/2014	700,000	681,625
Lamar Media Corp., Series C
6.625% due 08/15/2015	3,155,000	2,271,600
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	4,250,000	4,122,500
Nielsen Finance LLC
zero coupon, step up to 12.50% on
08/01/2011 due 08/01/2016	6,150,000	2,552,250
10.00% due 08/01/2014	1,325,000	1,139,500
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	2,775,000	2,768,063
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,740,000	3,235,100
Qwest Corp.
4.57% due 06/15/2013 (b)	2,110,000	1,809,325
6.50% due 06/01/2017	1,250,000	1,037,500
7.50% due 06/15/2023	1,000,000	755,000
7.50% due 10/01/2014	600,000	546,000
8.875% due 03/15/2012	2,260,000	2,231,750
R.H. Donnelley Corp.
6.875% due 01/15/2013	5,600,000	308,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	2,000,000	115,000
R.H. Donnelley, Inc.
11.75% due 05/15/2015	1,385,000	180,050
Sprint Capital Corp.
8.75% due 03/15/2032	24,070,000	16,126,900
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	3,580,000	3,454,700
United States West Communications, Inc.
6.875% due 09/15/2033	520,000	340,600

The accompanying notes are an integral part of the financial statements.
430

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	$1,450,000	$1,410,125
Videotron Ltee.
6.375% due 12/15/2015	1,330,000	1,205,313
6.875% due 01/15/2014	1,881,000	1,777,545
9.125% due 04/15/2018 (g)	1,200,000	1,219,500

		127,292,710

Consumer, Cyclical - 6.63%
ALH Finance LLC
8.50% due 01/15/2013	3,745,000	3,164,525
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	3,360,000	1,596,000
11.25% due 11/01/2015 (g)	2,660,000	1,064,000
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	5,343,000	5,249,497
American Tire Distributors Holdings, Inc.
7.7088% due 04/01/2012 (b)	475,000	332,500
10.75% due 04/01/2013	1,475,000	1,032,500
AmeriGas Partners LP
7.125% due 05/20/2016	1,840,000	1,729,600
7.25% due 05/20/2015	1,557,000	1,463,580
Cinemark, Inc.
9.75 due 03/15/2014	5,415,000	5,103,638
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	143,569	120,598
Ford Motor Company
7.40% due 11/01/2046	600,000	174,000
7.45% due 07/16/2031	1,750,000	555,625
9.50% due 09/15/2011	600,000	273,000
General Motors Corp.
6.75% due 05/01/2028	2,050,000	235,750
7.20% due 01/15/2011 (a)	4,550,000	728,000
7.375% due 05/23/2048	1,550,000	162,750
8.375% due 07/15/2033	1,675,000	201,000
Goodyear Tire & Rubber Company
6.3175% due 12/01/2009 (b)	1,450,000	1,384,750
7.857% due 08/15/2011	1,475,000	1,209,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	240,000
O'Charleys, Inc.
9.00% due 11/01/2013	5,700,000	2,964,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,150,000	2,069,375
River Rock Entertainment Authority
9.75% due 11/01/2011	4,735,000	2,367,500
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)	1,490,000	1,106,325
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,315,000	977,925
Suburban Propane Partners LP
6.875% due 12/15/2013	1,005,000	954,750
United Auto Group, Inc.
7.75% due 12/15/2016	3,300,000	1,650,000

		38,110,688

Consumer, Non-cyclical - 14.91%
Biomet, Inc.
11.625% due 10/15/2017	5,900,000	5,206,750

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Centene Corp.
7.25% due 04/01/2014	$2,050,000	$1,814,250
Community Health Systems, Inc.
8.875% due 07/15/2015	7,970,000	7,531,650
Cornell Companies, Inc.
10.75% due 07/01/2012	3,915,000	3,709,462
Corrections Corp. of America
6.25% due 03/15/2013	1,140,000	1,091,550
DaVita, Inc.
6.625% due 03/15/2013	400,000	388,000
Del Monte Corp.
8.625% due 12/15/2012	3,600,000	3,618,000
Education Management Corp.
8.75% due 06/01/2014	1,400,000	1,323,000
Geo Group, Inc.
8.25% due 07/15/2013	4,545,000	4,215,487
H&E Equipment Services, Inc.
8.375% due 07/15/2016	3,200,000	2,016,000
HCA, Inc.
7.875% due 02/01/2011	740,000	715,950
9.125% due 11/15/2014	650,000	611,000
9.25% due 11/15/2016	7,375,000	6,711,250
9.625% due 11/15/2016	1,800,000	1,435,500
Healthsouth Corp.
10.75% due 06/15/2016	1,150,000	1,127,000
Iron Mountain, Inc.
8.00% due 06/15/2020	3,275,000	3,045,750
Lender Processing Services, Inc.
8.125% due 07/01/2016	4,300,000	4,267,750
Mac-Gray Corp.
7.625% due 08/15/2015	3,950,000	3,648,813
Multiplan, Inc.
10.375% due 04/15/2016 (g)	2,750,000	2,241,250
NCO Group, Inc.
11.875% due 11/15/2014	4,625,000	716,875
Omnicare, Inc.
6.125% due 06/01/2013	750,000	673,125
6.875% due 12/15/2015	2,120,000	1,897,400
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	250,564
7.625% due 06/01/2016	4,407,000	3,901,782
Rural/Metro Corp.
9.875% due 03/15/2015	1,950,000	1,579,500
Service Corp. International
6.75% due 04/01/2016	500,000	435,000
7.00% due 06/15/2017	2,755,000	2,341,750
7.50% due 04/01/2027	3,480,000	2,557,800
7.625% due 10/01/2018	1,850,000	1,591,000
7.875% due 02/01/2013	850,000	811,750
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	936,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,935,000	1,809,225
Tenet Healthcare Corp.
6.875% due 11/15/2031	635,000	314,325
9.00% due 05/01/2015 (g)	2,125,000	2,050,625
10.00% due 05/01/2018 (g)	2,125,000	2,055,938
The Cooper Companies, Inc.
7.125% due 02/15/2015	5,050,000	4,557,625

The accompanying notes are an integral part of the financial statements.
431

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
United Surgical Partners International, Inc.
8.875% due 05/01/2017	$3,160,000	$2,449,000

		85,647,696

Energy - 7.93%
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	2,950,000	1,401,250
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	168,500
6.625% due 01/15/2016	1,985,000	1,652,512
6.875% due 01/15/2016	400,000	336,000
6.875% due 11/15/2020	3,500,000	2,738,750
7.25% due 12/15/2018	500,000	410,625
7.50% due 09/15/2013	750,000	686,250
9.50% due 02/15/2015	950,000	923,875
El Paso Corp.
6.875% due 06/15/2014	500,000	445,359
7.00% due 06/15/2017	3,250,000	2,767,963
7.25% due 06/01/2018	2,525,000	2,146,250
7.75% due 01/15/2032	4,990,000	3,717,735
8.25% due 02/15/2016	975,000	916,500
Forest Oil Corp.
7.25% due 06/15/2019 (g)	1,475,000	1,165,250
8.50% due 02/15/2014 (g)	450,000	417,375
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	1,360,000	992,800
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (g)	3,730,000	2,760,200
Key Energy Services, Inc.
8.375% due 12/01/2014	3,825,000	2,409,750
Kinder Morgan Energy Partners LP
9.00% due 02/01/2019	5,025,000	5,371,449
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	24,000	20,951
Sabine Pass LNG LP
7.50% due 11/30/2016	12,075,000	8,090,250
7.50% due 11/30/2016 (g)	1,250,000	837,500
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	1,000,000	735,000
8.625% due 04/01/2015	2,150,000	1,397,500
Swift Energy Company
7.125% due 06/01/2017	4,250,000	2,465,000
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (g)	600,000	600,000

		45,574,594

Financial - 6.49%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,535,000	1,435,225
Chukchansi Economic Development Authority
6.095% due 11/15/2012 (b)(g)	939,000	194,842
8.00% due 11/15/2013 (g)	1,805,000	392,587
CIT Group, Inc.
5.65% due 02/13/2017	378,000	218,909
6.00% due 04/01/2036	1,030,000	485,605
12.00% due 12/18/2018 (g)	2,914,000	1,692,160
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	2,550,000	2,444,343
Ford Motor Credit Company LLC
7.00% due 10/01/2013	2,710,000	1,812,074

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Ford Motor Credit Company LLC (continued)
7.25% due 10/25/2011	$100,000	$71,196
7.375% due 10/28/2009	3,425,000	3,071,711
8.00% due 12/15/2016	8,800,000	5,783,633
GMAC LLC
6.00% due 12/15/2011 (g)	2,792,000	1,900,822
6.875% due 09/15/2011 (g)	1,203,000	854,876
HUB International Holdings, Inc.
10.25% due 06/15/2015 (g)	5,525,000	2,624,375
KAR Holdings, Inc.
8.75% due 05/01/2014	1,325,000	702,250
10.00% due 05/01/2015	9,081,000	3,950,235
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010 ^	3,400,000	433,500
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	2,445,000	1,931,550
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	15,245,000	4,268,600
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,050,000	204,750
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017	650,000	455,000
USI Holdings Corp.
9.75% due 05/15/2015 (g)	5,250,000	2,362,500

		37,290,743

Industrial - 4.73%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	696,500
6.875% due 06/01/2017	725,000	659,750
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	195,250
7.125% due 05/15/2016	3,175,000	2,960,687
Baldor Electric Company
8.625% due 02/15/2017	2,725,000	2,159,563
Crown Holdings, Inc.
8.00% due 04/15/2023	5,165,000	4,596,850
Esco Corp.
5.195% due 12/15/2013 (b)(g)	625,000	393,750
8.625% due 12/15/2013 (g)	875,000	665,000
Graham Packaging Company
9.875% due 10/15/2014	2,900,000	1,870,500
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,450,000	2,553,000
L-3 Communications Corp.
5.875% due 01/15/2015	3,350,000	3,107,125
Muzak Finance Corp.
13.00% due 03/15/2010 ^	700,000	35,000
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)	1,795,000	302,906
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	4,115,000	2,427,850
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	2,525,000	2,537,625
Owens-Illinois, Inc.
7.80% due 05/15/2018	650,000	630,500

The accompanying notes are an integral part of the financial statements.
432

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Trailer Bridge, Inc.
9.25% due 11/15/2011	$1,750,000	$1,347,500

		27,139,356
Technology - 4.24%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	5,400,000	4,441,500
First Data Corp.
9.875% due 09/24/2015	9,150,000	5,352,750
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	5,370,000	812,213
Seagate Technology HDD Holdings
6.80% due 10/01/2016	6,225,000	3,610,500
SunGard Data Systems, Inc.
4.875% due 01/15/2014	400,000	328,000
9.125% due 08/15/2013	505,000	439,350
10.25% due 08/15/2015	13,415,000	9,390,500

		24,374,813
Utilities - 2.52%
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	950,000	840,750
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	423,000
7.375% due 02/01/2016	6,159,000	5,727,870
7.375% due 01/15/2017	8,050,000	7,486,500

		14,478,120

TOTAL CORPORATE BONDS (Cost $520,234,204)		$422,783,930

CONVERTIBLE BONDS - 0.26%

Consumer, Cyclical - 0.26%
WESCO International, Inc.
1.75% due 11/15/2026	2,132,000	1,522,129

TOTAL CONVERTIBLE BONDS (Cost $1,379,180)		$1,522,129

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.14%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,250,000	820,075

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,249,977)		$820,075

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.03%

Financial - 0.03%
Wimar Landco LLC, Tranche B
4.50% due 09/03/2008 ^	750,000	205,312

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $750,000)		$205,312

PREFERRED STOCKS - 0.03%

Financial - 0.03%
Preferred Blocker, Inc., 7.00% (g)	847	168,632

TOTAL PREFERRED STOCKS (Cost $169,400)		$168,632

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 20.29%

Basic Materials - 1.47%
Bolthouse, Term Loan B
2.750% due 06/30/2012 (b)	$244,983	$207,011
Celanese Holdings LLC, Letter of Credit
2.935% due 04/02/2014 (b)	1,569,337	1,292,742
Celanese Holdings LLC, Tranche B
1.997% due 04/02/2014 (b)	166,667	141,856
Georgia-Pacific Corp., Tranche B
3.258% due 12/23/2012 (b)	2,867,360	2,522,382
Georgia-Pacific Corp., Tranche B2
2.982% due 12/22/2012 (b)	2,079,427	1,829,247
Huntsman International LLC
2.268% due 04/19/2014 (b)	3,739,300	2,451,320

		8,444,558

Communications - 2.46%
Barrington Broadcasting Company
5.473% due 08/11/2013 (b)	1,483,214	509,236
Centennial Cellular Operating
3.223% due 02/09/2011 (b)	1,000,000	984,464
Charter Communications Operating LLC, Tranche 3
3.959% due 03/01/2014 (b)	750,000	472,266
Charter Communications Operating LLC, Tranche
B1
3.211% due 03/06/2014 (b)	1,742,500	1,420,864
Citadel Broadcasting Corp.
2.663% due 06/12/2014 (b)	1,250,000	441,250
Crown Castle International Corp.
2.018% due 03/05/2014 (b)	2,342,129	2,081,567
Getty Images, Inc.
7.25% due 07/02/2015 (b)	447,188	427,703
Gray Television, Inc.
4.546% due 12/31/2014 (b)	2,928,009	1,190,725
Intelsat Corp., Term Loan B2A
3.925% due 01/03/2014 (b)	832,607	727,840
Intelsat Corp., Term Loan B2B
3.925% due 01/03/2014 (b)	832,355	727,620
Intelsat Corp., Term Loan B2C
3.925% due 01/03/2014 (b)	832,355	727,620
Intelsat, Ltd., Tranche B
3.925% due 07/28/2011 (b)	2,080,180	1,856,561
Level 3 Communications, Inc.
3.309% due 03/01/2014 (b)	1,250,000	938,437
Local TV Finance LLC
2.52% due 05/07/2013 (b)	1,901,222	735,140
MetroPCS Wireless, Inc., Term Loan B
3.213% due 11/03/2013 (b)	997,449	905,462

		14,146,755

Consumer, Cyclical - 3.98%
Alliance Laundry Systems
3.744% due 01/27/2012 (b)	594,286	490,286
BLB Wembley Holdings, Inc.
7.263% due 06/30/2011 (b)	701,135	206,835
Bombardier Recreational Products, Inc., Tranche B
3.691% due 06/26/2013 (b)	800,000	318,000
Federal Mogul Corp., Tranche B
2.447% due 12/27/2014 (b)	2,776,264	1,335,580
Federal Mogul Corp., Tranche C
2.498% due 12/27/2015 (b)	2,045,016	983,798

The accompanying notes are an integral part of the financial statements.
433

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Ford Motor Company, Tranche B
3.560% due 11/29/2013 (b)	$5,634,621	$2,684,271
Golden Nugget, Inc.
3.77% due 12/14/2014 (b)	750,000	105,000
Greektown Casino LLC, Tranche B
5.00% due 12/03/2012 (b)	1,600,000	298,667
Greektown Holdings, LLC
5.00% due 03/23/2014 (b)	758,453	141,578
16.347% due 06/01/2009 (b)	4,126,428	3,383,671
Greenwood Racing
2.770% due 11/14/2011 (b)	2,444,882	1,988,503
HMSC
6.018% due 04/03/2014 (b)	550,000	141,167
HMSC, Tranche 1 Lien
2.768% due 04/03/2014 (b)	395,960	201,939
Iconix Brand Group, Inc.
3.470% due 11/07/2013 (b)	425,095	320,947
Live Nation Worldwide
4.174% due 12/21/2013 (b)	853,656	614,632
National Cinemedia LLC
3.080% due 02/13/2015 (b)	312,000	264,810
Penn National Gaming, Inc.
2.614% due 05/26/2012 (b)	5,004,056	4,470,669
Pep Boys - Manny, Moe & Jack
3.260% due 01/31/2013 (b)	236,799	158,655
Regal Cinemas Corp.
4.97% due 11/10/2010 (b)	248,096	228,362
Riviera Holding Corp.
4.250% due 06/08/2014 (b)	1,250,000	587,500
Sagittarius Restaurants LLC
9.50% due 03/29/2013 (b)	681,439	245,318
Tire Rack Holdings, Inc.
2.270% due 06/24/2012 (b)	744,318	640,113
Yonkers Racing Corp.
10.50% due 08/12/2011 (b)	3,269,592	3,032,547

		22,842,848

Consumer, Non-cyclical - 3.86%
Acosta, Inc.
2.770% due 07/28/2013 (b)	997,442	834,527
Affinity Group
0.00% due 06/30/2012 (j)	466,899	326,829
AmWINS Group, Inc.
3.773% due 06/07/2013 (b)	1,140,467	672,876
6.790% due 06/07/2014 (b)	3,377,865	776,909
Carestream Health, Inc., Tranche B
2.897% due 04/30/2013 (b)	711,791	563,077
Carestream Health, Inc., Tranche B2
6.052% due 10/30/2013 (b)	500,000	166,072
Coinmach Laundry Corp.
4.26% due 12/19/2012 (b)	992,481	631,880
Community Health Systems, Inc., Tranche B
3.441% due 06/30/2014 (b)	4,668,688	4,026,744
Community Health Systems, Inc., Tranche Delayed
Draw
2.768% due 06/30/2014 (b)	238,772	205,941
Dole Foods Company, Tranche B
7.960% due 04/12/2013 (b)	626,559	567,384

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Dole Foods Company, Tranche C
7.969% due 04/12/2013 (b)	$2,334,377	$2,113,909
Dole Foods, Letter of Credit
2.790% due 04/12/2013 (b)	354,415	320,942
Education Management Corp., Tranche C
3.00% due 05/29/2011 (b)	695,592	592,247
Goodyear Tire & Rubber Company, Tranche 2
2.28% due 04/30/2014 (b)	4,000,000	2,776,252
HCA, Inc., Tranche B
3.470% due 11/16/2013 (b)	2,116,553	1,798,012
Health Management Associate, Inc.
2.970% due 02/28/2014 (b)	1,328,845	1,071,713
Healthsouth Corp., Tranche B
3.049% due 03/10/2013 (b)	1,546,281	1,357,828
Rural/Metro Operating Company, LLC
4.040% due 03/04/2011 (b)	193,966	170,690
6.204% due 03/04/2011 (b)	284,483	250,345
Sun Healthcare Group, Inc.
3.263% due 04/12/2014 (b)	1,376,209	1,160,603
Sun Healthcare Group, Inc., Letter of Credit
3.220% due 04/12/2014 (b)	288,624	243,406
Toys R Us, Inc., Tranche B
3.497% due 12/07/2010 (b)	3,454,091	1,557,795

		22,185,981

Energy - 3.08%
Covanta Energy Corp., Letter of Credit
2.592% due 02/02/2014 (b)	1,060,696	924,927
Covanta Energy Corp., Tranche B
2.063% due 02/02/2014 (b)	2,116,834	1,845,879
Dynegy Holdings, Inc.
2.020% due 04/02/2013 (b)	3,283,980	2,844,748
Dynegy Holdings, Inc., Tranche B
2.020% due 03/31/2013 (b)	164,992	142,924
Energy Transfer Equity
2.991% due 11/01/2012 (b)	1,250,000	1,132,291
Longview Power LLC, Letter of Credit
3.50% due 02/28/2013 (b)	166,667	116,667
Longview Power LLC, Tranche B
3.625% due 02/28/2014 (b)	500,000	350,000
Longview Power LLC, Tranche Delayed Draw
3.625% due 02/28/2014 (b)	583,333	408,333
Quicksilver Resources, Inc., Second Lien
7.75% due 08/08/2013 (b)	2,100,000	1,596,000
Tenaska Power, 1st Lien Term Loan
2.518% due 12/15/2013 (b)	1,128,788	1,011,878
Tenaska Power, Term Loan
1.359% due 12/15/2011 (b)	118,879	106,567
1.359% due 12/15/2013 (b)	379,224	339,948
Texas Competitive Electric Holdings Company LLC
4.033% due 10/10/2014 (b)	10,508,479	6,892,438

		17,712,600

Financial - 2.38%
BNY ConvergEx Group, Tranche 1
3.520% due 08/17/2013 (b)	1,250,000	1,044,791
Capital Automotive LP
2.250% due 12/16/2010 (b)	6,368,697	3,375,409
CCM Merger, Inc.
8.50% due 07/21/2012 (b)	1,172,954	621,666

The accompanying notes are an integral part of the financial statements.
434

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Financial (continued)
Emdeon Business Services LLC, Tranche 1B
2.929% due 11/16/2013 (b)	$470,132	$404,902
Emdeon Business Services LLC, Tranche 2
5.931% due 05/16/2014 (b)	1,000,000	705,000
General Motors Corp., Tranche B
8.00% due 11/17/2013 (b)	3,967,120	1,641,396
Linsco/Private Ledger Corp., Tranche B
2.693% due 06/27/2013 (b)	2,364,062	1,926,710
Shea Capital LLC
4.006% due 10/27/2011 (b)	913,595	593,837
TD Ameritrade Holding Corp.
2.060% due 12/31/2012 (b)	575,000	536,906
TPF Generation Holdings LLC, Tranche 2
4.768% due 12/15/2014 (b)	1,800,000	1,251,000
VNU Nielsen Financial LLC, Tranche B
2.533% due 08/09/2013 (b)	2,023,623	1,570,332

		13,671,949

Industrial - 1.18%
Coffeyville Resources, Inc., Letter of Credit
8.75% due 12/28/2010 (b)	910,052	681,402
Coffeyville Resources, Inc., Tranche D
8.75% due 12/28/2013 (b)	2,043,008	1,529,702
Oshkosh Truck Corp., Tranche B
7.059% due 12/06/2013 (b)	635,481	472,480
Owens-Illinois, Inc.
2.056% due 06/14/2013 (b)	965,476	853,757
Rail America CND, Term Loan B
5.440% due 08/14/2009 (b)	197,600	173,888
Rail America US, Term Loan B
5.440% due 08/14/2009 (b)	3,052,400	2,686,112
Rexnord Holdings, Inc.
8.261% due 02/21/2013 (b)	1,481,528	370,382

		6,767,723

Technology - 0.76%
Affiliated Computer Services, Inc.
2.520% due 03/29/2013 (b)	420,943	390,845
Reynolds & Reynolds Company, Inc.
2.518% due 10/24/2012 (b)	155,452	92,882
SunGard Data Systems, Inc., Tranche B1
2.697% due 01/31/2013 (b)	675,304	571,477
Vertafore, Inc.
3.749% due 03/15/2012 (b)	1,000,000	615,000
Vertafore, Inc., 2nd Lien Term Loan
6.999% due 01/24/2013 (b)	1,250,000	768,750
Web Services
7.50% due 08/04/2014 (b)	2,294,250	1,927,170

		4,366,124

Utilities - 1.12%
Calpine Corp.
4.095% due 03/29/2014	5,459,302	4,155,894
NRG Energy, Inc.
2.72% due 02/01/2013 (b)	1,530,619	1,371,817
NRG Energy, Inc., Tranche L
2.82% due 02/01/2013 (b)	815,080	730,515
NSG Holdings
2.82% due 06/15/2014 (b)	152,160	135,422

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Utilities (continued)
NSG Holdings, Letter of Credit
2.82% due 06/15/2014 (b)	$24,169	$21,510

		6,415,158

TOTAL TERM LOANS (Cost $140,725,446)		$116,553,696

REPURCHASE AGREEMENTS - 3.44%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$19,749,055 on 04/01/2009,
collateralized by $620,000 Federal
National Mortgage Association,
7.25% due 01/15/2010 (valued at
$660,300 including interest) and
$19,080,000 Federal National
Mortgage Association, 4.50% due
04/29/2013 (valued at $19,485,450
including interest)	$19,749,000	$19,749,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,749,000)		$19,749,000

SHORT TERM INVESTMENTS - 0.40%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$2,283,000	$2,283,000

TOTAL SHORT TERM INVESTMENTS
(Cost $2,283,000)		$2,283,000

Total Investments (U.S. High Yield Bond Trust)
(Cost $686,540,207) - 98.18%		$564,085,774
Other Assets in Excess of Liabilities - 1.82%		10,438,675

TOTAL NET ASSETS - 100.00%		$574,524,449

U. S. Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.35%

Basic Materials - 6.79%
Air Products & Chemicals, Inc.	15,700	$883,125
Allegheny Technologies, Inc. (a)	64,500	1,414,485
Barrick Gold Corp.	92,200	2,989,124
Biogen Idec, Inc. *	49,400	2,589,548
Cliffs Natural Resources, Inc. (a)	25,100	455,816
Freeport-McMoRan Copper & Gold, Inc.,
Class B	11,500	438,265
Monsanto Company	17,600	1,462,560
Nucor Corp.	36,200	1,381,754
Potash Corp. of Saskatchewan, Inc.	17,900	1,446,499

		13,061,176
Communications - 15.88%
American Tower Corp., Class A *	106,400	3,237,752
AT&T, Inc.	131,300	3,308,760
CBS Corp., Class B	104,500	401,280
Cisco Systems, Inc. *	256,200	4,296,474
Comcast Corp., Class A	57,700	787,028

The accompanying notes are an integral part of the financial statements.
435

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Google, Inc., Class A *	17,806	$6,197,557
Monster Worldwide, Inc. *	55,800	454,770
Omnicom Group, Inc.	94,600	2,213,640
Polycom, Inc. *	27,900	429,381
QUALCOMM, Inc.	86,300	3,357,933
Time Warner Cable, Inc. * (a)	20,330	504,194
Time Warner, Inc. *	13,933	268,913
Viacom, Inc., Class B *	67,250	1,168,805
Walt Disney Company	122,800	2,230,048
Yahoo!, Inc. *	131,000	1,678,110

		30,534,645
Consumer, Cyclical - 9.60%
Best Buy Company, Inc.	20,500	778,180
BorgWarner, Inc. (a)	57,700	1,171,310
Carnival Corp.	50,300	1,086,480
Costco Wholesale Corp.	8,100	375,192
Hanesbrands, Inc. *	42,949	411,022
Home Depot, Inc.	49,500	1,166,220
Honda Motor Company, Ltd., ADR	47,700	1,130,490
Johnson Controls, Inc.	18,600	223,200
Lowe's Companies, Inc.	34,900	636,925
Nintendo Company, Ltd.	31,600	1,153,400
Nordstrom, Inc. (a)	26,600	445,550
Southwest Airlines Company	97,500	617,175
Target Corp.	149,300	5,134,427
Urban Outfitters, Inc. *	23,000	376,510
Wal-Mart Stores, Inc.	72,100	3,756,410

		18,462,491
Consumer, Non-cyclical - 30.50%
Abbott Laboratories	78,900	3,763,530
Allergan, Inc.	98,700	4,713,912
Altria Group, Inc.	152,500	2,443,050
Apollo Group, Inc., Class A *	22,900	1,793,757
AstraZeneca PLC, SADR	35,100	1,244,295
Baxter International, Inc.	102,300	5,239,806
Cardinal Health, Inc.	49,100	1,545,668
Celgene Corp. *	99,618	4,423,039
DaVita, Inc. *	73,550	3,232,523
Forest Laboratories, Inc. *	29,443	646,568
General Mills, Inc.	10,700	533,716
Gilead Sciences, Inc. *	21,800	1,009,776
Iron Mountain, Inc. *	44,000	975,480
Kimberly-Clark Corp.	7,900	364,269
Kraft Foods, Inc., Class A	133,204	2,969,117
Medtronic, Inc.	61,100	1,800,617
Paychex, Inc.	75,200	1,930,384
PepsiCo, Inc.	107,700	5,544,396
Philip Morris International, Inc.	112,800	4,013,424
Roche Holding AG, SADR	10,200	350,880
Sanofi-Aventis SA, ADR	18,700	522,291
Sara Lee Corp.	372,700	3,011,416
Shire Pharmaceuticals Group PLC, ADR	53,200	1,912,008
Strayer Education, Inc. (a)	900	161,883
Teva Pharmaceutical Industries, Ltd., SADR	30,800	1,387,540
The Coca-Cola Company	21,800	958,110

U. S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Unilever NV	22,700	$444,920
UnitedHealth Group, Inc.	43,900	918,827
Visa, Inc.	14,200	789,520

		58,644,722
Energy - 8.19%
Anadarko Petroleum Corp.	21,500	836,135
Baker Hughes, Inc.	33,900	967,845
Chevron Corp.	44,548	2,995,407
CMS Energy Corp.	52,100	616,864
Devon Energy Corp.	5,400	241,326
Diamond Offshore Drilling, Inc. (a)	10,300	647,458
EOG Resources, Inc.	10,200	558,552
Exxon Mobil Corp.	14,200	967,020
Marathon Oil Corp.	33,500	880,715
Royal Dutch Shell PLC, ADR, Class B	11,842	516,430
Royal Dutch Shell PLC, ADR	90,600	4,013,580
Schlumberger, Ltd.	61,800	2,510,316

		15,751,648
Financial - 9.10%
ACE, Ltd.	10,100	408,040
Berkshire Hathaway, Inc., Class A *	18	1,560,600
Goldman Sachs Group, Inc.	55,200	5,852,304
Hudson City Bancorp, Inc.	276,400	3,231,116
JPMorgan Chase & Company	85,492	2,272,377
Progressive Corp. *	169,700	2,280,768
RenaissanceRe Holdings, Ltd.	23,100	1,142,064
T. Rowe Price Group, Inc. (a)	26,000	750,360

		17,497,629
Industrial - 8.66%
Danaher Corp.	6,600	357,852
Emerson Electric Company	22,900	654,482
FedEx Corp.	7,800	347,022
Fluor Corp.	73,800	2,549,790
General Electric Company	248,300	2,510,313
Illinois Tool Works, Inc.	42,800	1,320,380
Jabil Circuit, Inc.	101,900	566,564
Jacobs Engineering Group, Inc. *	7,000	270,620
Union Pacific Corp.	17,000	698,870
United Parcel Service, Inc., Class B	117,400	5,778,428
United Technologies Corp.	14,400	618,912
Vulcan Materials Company (a)	21,800	965,522

		16,638,755
Technology - 7.96%
Adobe Systems, Inc. *	47,100	1,007,469
Agilent Technologies, Inc. *	55,500	853,035
Apple, Inc. *	17,500	1,839,600
Broadcom Corp., Class A *	82,600	1,650,348
Brocade Communications Systems, Inc. *	319,900	1,103,655
Cerner Corp. * (a)	65,500	2,880,035
First Solar, Inc. *	4,100	544,070
Hewlett-Packard Company	29,400	942,564
International Business Machines Corp.	10,400	1,007,656
Maxim Integrated Products, Inc.	72,900	963,009
Microchip Technology, Inc. (a)	29,100	616,629

The accompanying notes are an integral part of the financial statements.
436

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Microsoft Corp.	45,091	$828,322
NetApp, Inc. *	48,000	712,320
Oracle Corp. *	19,200	346,944

		15,295,656
Utilities - 0.67%
American Water Works Company, Inc.	51,700	994,708
Edison International	10,000	288,100

		1,282,808

TOTAL COMMON STOCKS (Cost $242,245,441)		$187,169,530

PREFERRED STOCKS - 0.31%

Consumer, Non-cyclical - 0.31%
Schering-Plough Corp., 6.00%	2,800	591,780

TOTAL PREFERRED STOCKS (Cost $700,000)		$591,780

SHORT TERM INVESTMENTS - 4.35%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$8,370,740	$8,370,740

TOTAL SHORT TERM INVESTMENTS
(Cost $8,370,740)		$8,370,740

REPURCHASE AGREEMENTS - 2.00%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$3,841,011 on 04/01/2009,
collateralized by $3,840,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $3,921,600,
including interest)	$3,841,000	$3,841,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,841,000)		$3,841,000

Total Investments (U.S. Large Cap Trust)
(Cost $255,157,181) - 104.01%		$199,973,050
Liabilities in Excess of Other Assets - (4.01)%		(7,718,607)

TOTAL NET ASSETS - 100.00%		$192,254,443

U. S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.73%

Basic Materials - 2.00%
Biogen Idec, Inc. *	15,100	$791,542
Dow Chemical Company	12,800	107,904
Eli Lilly & Company	285,200	9,528,532
FMC Corp.	2,900	125,106
Monsanto Company	8,200	681,420
Nucor Corp.	21,800	832,106
Praxair, Inc.	5,700	383,553
Reliance Steel & Aluminum Company	2,700	71,091
Sigma-Aldrich Corp.	6,300	238,077

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Steel Dynamics, Inc.	9,900	$87,219
The Sherwin-Williams Company	6,400	332,608

		13,179,158
Communications - 10.32%
Akamai Technologies, Inc. *	3,900	75,660
AT&T, Inc.	250,005	6,300,126
Cablevision Systems Corp., Class A	7,200	93,168
CenturyTel, Inc. (a)	4,100	115,292
Cisco Systems, Inc. *	1,094,800	18,359,796
Comcast Corp., Class A	139,700	1,905,508
DIRECTV Group, Inc. * (a)	17,000	387,430
eBay, Inc. *	173,400	2,177,904
Frontier Communications Corp.	6,000	43,080
Google, Inc., Class A *	18,560	6,459,994
McAfee, Inc. *	3,300	110,550
McGraw-Hill Companies, Inc.	4,000	91,480
MetroPCS Communications, Inc. *	4,000	68,320
QUALCOMM, Inc.	632,300	24,602,793
Symantec Corp. *	38,200	570,708
Time Warner Cable, Inc. * (a)	10,305	255,567
Time Warner, Inc. *	5,733	110,653
Verizon Communications, Inc.	203,700	6,151,740

		67,879,769
Consumer, Cyclical - 11.47%
Abercrombie & Fitch Company, Class A	9,600	228,480
Advance Auto Parts, Inc.	7,600	312,208
American Eagle Outfitters, Inc.	10,900	133,416
AutoZone, Inc. *	8,350	1,357,877
Bed Bath & Beyond, Inc. * (a)	39,800	985,050
Best Buy Company, Inc.	9,900	375,804
Coach, Inc. *	94,900	1,584,830
Copart, Inc. *	2,900	86,014
Costco Wholesale Corp.	9,500	440,040
Dollar Tree, Inc. *	12,400	552,420
Family Dollar Stores, Inc.	12,700	423,799
Fastenal Company (a)	35,200	1,131,856
Genuine Parts Company	2,000	59,720
Harley-Davidson, Inc. (a)	15,500	207,545
Hasbro, Inc.	9,100	228,137
Home Depot, Inc.	313,000	7,374,280
J.C. Penney Company, Inc.	2,700	54,189
Johnson Controls, Inc.	14,700	176,400
Kohl's Corp. *	25,800	1,091,856
Limited Brands, Inc.	10,600	92,220
Lowe's Companies, Inc.	145,300	2,651,725
McDonald's Corp.	75,500	4,120,035
NVR, Inc. *	227	97,099
O'Reilly Automotive, Inc. *	1,700	59,517
PACCAR, Inc.	10,625	273,700
PetSmart, Inc.	5,400	113,184
Polo Ralph Lauren Corp., Class A	5,100	215,475
Ross Stores, Inc.	13,300	477,204
Sears Holdings Corp. * (a)	1,200	54,852
Southwest Airlines Company	11,200	70,896
Staples, Inc.	66,400	1,202,504

The accompanying notes are an integral part of the financial statements.
437

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Starbucks Corp. *	5,200	$57,772
Target Corp.	44,800	1,540,672
TJX Companies, Inc.	20,700	530,748
Urban Outfitters, Inc. *	15,300	250,461
W.W. Grainger, Inc.	1,300	91,234
Walgreen Company	324,800	8,431,808
Wal-Mart Stores, Inc.	734,700	38,277,870

		75,412,897
Consumer, Non-cyclical - 41.09%
Abbott Laboratories	245,200	11,696,040
Alliance Data Systems Corp. * (a)	3,200	118,240
Altria Group, Inc.	441,200	7,068,024
AmerisourceBergen Corp.	28,000	914,480
Amgen, Inc. *	381,000	18,867,120
Apollo Group, Inc., Class A *	26,200	2,052,246
Avon Products, Inc.	42,600	819,198
Baxter International, Inc.	11,100	568,542
Boston Scientific Corp. *	15,700	124,815
Bristol-Myers Squibb Company	149,400	3,274,848
C.R. Bard, Inc.	3,300	263,076
Campbell Soup Company	29,500	807,120
Cardinal Health, Inc.	26,000	818,480
Celgene Corp. *	9,700	430,680
Cephalon, Inc. * (a)	4,200	286,020
Church & Dwight, Inc.	2,200	114,906
Clorox Company	17,700	911,196
Colgate-Palmolive Company	97,100	5,726,958
Covance, Inc. *	1,300	46,319
Coventry Health Care, Inc. *	36,600	473,604
Covidien, Ltd.	7,100	236,004
DaVita, Inc. *	1,200	52,740
Dean Foods Company *	2,700	48,816
Dun & Bradstreet Corp.	800	61,600
Edwards Lifesciences Corp. *	2,800	169,764
Estee Lauder Companies, Inc., Class A	29,100	717,315
Express Scripts, Inc. *	21,500	992,655
Forest Laboratories, Inc. *	131,600	2,889,936
General Mills, Inc.	72,500	3,616,300
Genzyme Corp. *	6,400	380,096
Gilead Sciences, Inc. *	87,600	4,057,632
Global Payments, Inc.	13,700	457,717
H & R Block, Inc.	24,900	452,931
H.J. Heinz Company	24,200	800,052
Hershey Company	23,200	806,200
Illumina, Inc. * (a)	4,900	182,476
ITT Educational Services, Inc. *	11,100	1,347,762
J.M. Smucker Company	3,700	137,899
Johnson & Johnson	640,700	33,700,820
Kellogg Company	34,700	1,271,061
Kimberly-Clark Corp.	75,200	3,467,472
King Pharmaceuticals, Inc. *	11,300	79,891
Kraft Foods, Inc., Class A	53,076	1,183,064
Kroger Company	30,500	647,210
Manpower, Inc.	1,400	44,142
McCormick & Company, Inc.	4,000	118,280
McKesson Corp.	43,600	1,527,744

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Medco Health Solutions, Inc. *	3,400	$140,556
Medtronic, Inc.	166,600	4,909,702
Merck & Company, Inc.	253,900	6,791,825
Moody's Corp. (a)	10,600	242,952
Mylan, Inc. * (a)	8,700	116,667
Myriad Genetics, Inc. *	2,600	118,222
Netflix, Inc. * (a)	1,600	68,672
Omnicare, Inc.	9,200	225,308
PepsiCo, Inc.	347,600	17,894,448
Pfizer, Inc.	2,711,900	36,936,078
Philip Morris International, Inc.	401,600	14,288,928
Procter & Gamble Company	354,300	16,683,987
Quest Diagnostics, Inc.	6,900	327,612
Ralcorp Holdings, Inc. *	900	48,492
Schering-Plough Corp.	59,000	1,389,450
Stryker Corp.	13,100	445,924
SUPERVALU, Inc.	10,779	153,924
Sysco Corp.	10,200	232,560
The Coca-Cola Company	474,200	20,841,090
Tyson Foods, Inc., Class A	15,300	143,667
UnitedHealth Group, Inc.	637,400	13,340,782
Varian Medical Systems, Inc. *	5,800	176,552
Vertex Pharmaceuticals, Inc. *	8,800	252,824
Visa, Inc.	3,300	183,480
WellPoint, Inc. *	115,100	4,370,347
Western Union Company	48,900	614,673
Wyeth	252,700	10,876,208
Zimmer Holdings, Inc. *	99,300	3,624,450

		270,268,871
Energy - 12.40%
Anadarko Petroleum Corp.	9,700	377,233
Apache Corp.	12,940	829,325
Arch Coal, Inc.	7,000	93,590
Baker Hughes, Inc.	4,500	128,475
BJ Services Company	15,800	157,210
Cabot Oil & Gas Corp.	7,600	179,132
Chesapeake Energy Corp.	38,700	660,222
Chevron Corp.	406,900	27,359,956
Cimarex Energy Company	6,000	110,280
ConocoPhillips Company	157,500	6,167,700
Devon Energy Corp.	15,000	670,350
ENSCO International, Inc.	7,400	195,360
EOG Resources, Inc.	13,650	747,474
EXCO Resources, Inc. *	7,000	70,000
Exxon Mobil Corp.	528,600	35,997,660
Frontier Oil Corp.	3,600	46,044
Halliburton Company	34,200	529,074
Helmerich & Payne, Inc.	11,200	255,024
Hess Corp.	14,200	769,640
Murphy Oil Corp.	9,000	402,930
Nabors Industries, Ltd. *	21,000	209,790
Newfield Exploration Company *	7,200	163,440
Noble Corp.	7,100	171,039
Noble Energy, Inc.	6,000	323,280
Occidental Petroleum Corp.	26,900	1,496,985
Patterson-UTI Energy, Inc.	14,800	132,608

The accompanying notes are an integral part of the financial statements.
438

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Peabody Energy Corp.	4,400	$110,176
PetroHawk Energy Corp. *	5,300	101,919
Pioneer Natural Resources Company	9,800	161,406
Plains Exploration & Production Company *	6,500	111,995
Quicksilver Resources, Inc. *	8,100	44,874
Range Resources Corp.	6,000	246,960
Smith International, Inc.	5,400	115,992
Southwestern Energy Company *	23,200	688,808
Spectra Energy Corp.	13,500	190,890
Sunoco, Inc.	5,800	153,584
Valero Energy Corp.	40,100	717,790
Weatherford International, Ltd. *	20,300	224,721
Whiting Petroleum Corp. *	4,100	105,985
XTO Energy, Inc.	11,525	352,895

		81,571,816
Financial - 2.15%
AFLAC, Inc.	11,900	230,384
Allstate Corp.	60,500	1,158,575
Aon Corp.	2,300	93,886
Assurant, Inc.	4,500	98,010
BB&T Corp. (a)	34,200	578,664
Brown & Brown, Inc.	9,600	181,536
Capital One Financial Corp.	4,100	50,184
Chubb Corp.	57,500	2,433,400
Citigroup, Inc. (a)	90,600	229,218
City National Corp. (a)	1,100	37,147
CNA Financial Corp.	3,800	34,808
Comerica, Inc.	4,900	89,719
Fidelity National Financial, Inc., Class A	9,700	189,247
Goldman Sachs Group, Inc.	5,370	569,327
Hartford Financial Services Group, Inc.	7,000	54,950
Hudson City Bancorp, Inc.	35,900	419,671
JPMorgan Chase & Company	12,700	337,566
Markel Corp. *	500	141,940
Marsh & McLennan Companies, Inc.	46,300	937,575
MetLife, Inc.	15,700	357,489
Morgan Stanley	4,900	111,573
Old Republic International Corp.	14,325	154,997
People's United Financial, Inc.	8,400	150,948
PNC Financial Services Group, Inc.	2,900	84,941
Progressive Corp. *	34,500	463,680
Prudential Financial, Inc.	1,900	36,138
SEI Investments Company	16,500	201,465
T. Rowe Price Group, Inc. (a)	2,700	77,922
The Travelers Companies, Inc.	63,800	2,592,832
Torchmark Corp.	9,200	241,316
Transatlantic Holdings, Inc.	5,000	178,350
U.S. Bancorp	42,300	618,003
Unum Group	11,500	143,750
W.R. Berkley Corp.	9,900	223,245
Wells Fargo & Company	46,300	659,312

		14,161,768
Industrial - 3.41%
3M Company	88,100	4,380,332
Amphenol Corp., Class A	3,200	91,168

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Arrow Electronics, Inc. *	2,400	$45,744
Avnet, Inc. *	7,100	124,321
Burlington Northern Santa Fe Corp.	28,810	1,732,922
C.H. Robinson Worldwide, Inc.	34,900	1,591,789
CSX Corp.	40,100	1,036,585
Danaher Corp.	7,800	422,916
Energizer Holdings, Inc. *	5,700	283,233
FedEx Corp.	2,300	102,327
FLIR Systems, Inc. *	3,300	67,584
Flowserve Corp.	1,350	75,762
General Dynamics Corp.	55,500	2,308,245
J.B. Hunt Transport Services, Inc.	3,800	91,618
Joy Global, Inc.	8,900	189,570
Kansas City Southern *	4,900	62,279
Leggett & Platt, Inc.	13,600	176,664
Lockheed Martin Corp.	3,140	216,754
Norfolk Southern Corp.	36,900	1,245,375
Pactiv Corp. *	8,400	122,556
Parker-Hannifin Corp.	10,100	343,198
Rockwell Collins, Inc.	1,800	58,752
Ryder Systems, Inc.	3,000	84,930
SPX Corp.	2,310	108,593
Textron, Inc.	6,300	36,162
Tyco International, Ltd. *	37,475	733,011
Union Pacific Corp.	36,600	1,504,626
United Parcel Service, Inc., Class B	49,300	2,426,546
United Technologies Corp.	53,100	2,282,238
Vulcan Materials Company (a)	3,800	168,302
Waste Management, Inc.	11,600	296,960

		22,411,062
Technology - 11.58%
Affiliated Computer Services, Inc., Class A *	5,500	263,395
Altera Corp.	16,400	287,820
Automatic Data Processing, Inc.	11,000	386,760
BMC Software, Inc. *	4,700	155,100
Broadcom Corp., Class A *	3,500	69,930
Citrix Systems, Inc. *	10,800	244,512
Cognizant Technology Solutions Corp.,
Class A *	6,100	126,819
Dell, Inc. *	111,900	1,060,812
EMC Corp. *	15,700	178,980
Fiserv, Inc. *	8,400	306,264
Hewlett-Packard Company	30,000	961,800
International Business Machines Corp.	106,230	10,292,625
Intuit, Inc. *	6,900	186,300
L-3 Communications Holdings, Inc.	8,300	562,740
Linear Technology Corp. (a)	4,600	105,708
LSI Logic Corp. *	21,600	65,664
MasterCard, Inc., Class A (a)	4,520	757,009
Microsoft Corp.	1,723,900	31,668,043
National Semiconductor Corp.	8,600	88,322
NetApp, Inc. *	10,800	160,272
Oracle Corp. *	1,519,200	27,451,944
Red Hat, Inc. *	6,900	123,096
Salesforce.com, Inc. * (a)	4,100	134,193
SanDisk Corp. *	6,700	84,755

The accompanying notes are an integral part of the financial statements.
439

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Western Digital Corp. *	9,600	$185,664
Xilinx, Inc.	14,900	285,484

		76,194,011
Utilities - 0.31%
Consolidated Edison, Inc.	4,300	170,323
Dominion Resources, Inc.	5,300	164,247
Exelon Corp.	7,200	326,808
FirstEnergy Corp.	11,200	432,320
PG&E Corp.	10,900	416,598
Progress Energy, Inc.	1,600	58,016
Southern Company	13,200	404,184
Teco Energy, Inc.	8,100	90,315

		2,062,811

TOTAL COMMON STOCKS (Cost $755,431,163)		$623,142,163

SHORT TERM INVESTMENTS - 0.78%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$5,110,148	$5,110,148

TOTAL SHORT TERM INVESTMENTS
(Cost $5,110,148)		$5,110,148

REPURCHASE AGREEMENTS - 4.28%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$28,192,078 on 04/01/2009,
collateralized by $25,940,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $28,760,975, including
interest)	$28,192,000	$28,192,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,192,000)		$28,192,000

Total Investments (U.S. Multi Sector Trust)
(Cost $788,733,311) - 99.79%		$656,444,311
Other Assets in Excess of Liabilities - 0.21%		1,392,929

TOTAL NET ASSETS - 100.00%		$657,837,240

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.48%

Communications - 30.72%
America Movil SAB de CV, Series L, ADR	85,180	$2,306,674
AT&T, Inc.	128,410	3,235,932
BCE, Inc.	38,200	761,091
Cellcom Israel, Ltd.	162,930	3,470,409
Comcast Corp., Special Class A	200,400	2,579,148
Deutsche Telekom AG	70,100	868,257
Koninklijke (Royal) KPN NV	159,990	2,136,033
MetroPCS Communications, Inc. *	69,200	1,181,936
Mobile Telesystems, SADR	41,410	1,238,987

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
MTN Group, Ltd.	82,860	$919,373
NII Holdings, Inc. *	76,470	1,147,050
Partner Communications Company, Ltd., ADR (a)	11,800	178,416
Philippine Long Distance Telephone
Company, SADR	8,800	388,344
Philippine Long Distance Telephone Company	5,850	261,562
Rogers Communications, Inc., Class B	162,250	3,738,390
Telefonica SA	182,470	3,638,690
Time Warner Cable, Inc. * (a)	62,100	1,540,080
Verizon Communications, Inc.	28,000	845,600
Virgin Media, Inc.	274,300	1,316,640
Vivo Participacoes SA	72,375	944,494
Vodafone Group PLC	1,574,560	2,745,174
Windstream Corp.	233,388	1,881,107

		37,323,387
Energy - 16.73%
CMS Energy Corp.	383,900	4,545,376
El Paso Corp. (a)	360,880	2,255,500
Entergy Corp.	2,800	190,652
EQT Corp.	169,660	5,315,448
Questar Corp.	107,451	3,162,283
Spectra Energy Corp.	111,150	1,571,661
Transocean, Ltd. *	14,600	859,064
Williams Companies, Inc.	139,251	1,584,676
XTO Energy, Inc.	27,730	849,093

		20,333,753
Utilities - 42.03%
AES Corp. *	500,250	2,906,453
Allegheny Energy, Inc.	132,430	3,068,403
American Electric Power Company, Inc.	113,740	2,873,072
CenterPoint Energy, Inc.	24,800	258,664
CEZ AS	73,881	2,627,940
Constellation Energy Group, Inc.	35,071	724,567
DPL, Inc.	103,330	2,329,058
DTE Energy Company	4,000	110,800
Dynegy, Inc., Class A *	369,000	520,290
E.ON AG	145,179	4,026,405
Edison International	62,830	1,810,132
Enagas	74,891	1,060,423
GDF Suez	32,300	1,107,715
NiSource, Inc.	105,700	1,035,860
Northeast Utilities	98,470	2,125,967
NRG Energy, Inc. *	293,252	5,161,235
ONEOK, Inc.	2,800	63,364
PPL Corp.	145,700	4,183,047
Progress Energy, Inc.	44,190	1,602,330
Public Service Enterprise Group, Inc.	125,890	3,709,978
Red Electrica De Espana	64,792	2,531,098
RWE AG	14,600	1,022,445
Sempra Energy	83,660	3,868,438
Westar Energy, Inc.	41,800	732,754
Wisconsin Energy Corp.	25,200	1,037,484

The accompanying notes are an integral part of the financial statements.
440

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Xcel Energy, Inc.	30,220	$562,999

		51,060,921

TOTAL COMMON STOCKS (Cost $157,352,790)		$108,718,061

PREFERRED STOCKS - 4.56%

Energy - 0.72%
El Paso Corp., 4.99%	1,510	875,800

Utilities - 3.84%
AES Tiete SA (i)	193,736	1,469,880
Eletropaulo Metropolitana de Sao Paulo SA (i)	226,800	3,192,163

		4,662,043

TOTAL PREFERRED STOCKS (Cost $6,037,454)		$5,537,843

CORPORATE BONDS - 2.96%

Communications - 1.02%
CSC Holdings, Inc.
8.625% due 02/15/2019 (g)	$275,000	265,375
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	570,000	552,900
Sprint Capital Corp.
7.625% due 01/30/2011	460,000	425,500

		1,243,775
Energy - 1.15%
Chesapeake Energy Corp.
2.50% due 05/15/2037	683,000	449,072
9.50% due 02/15/2015	765,000	743,963
El Paso Corp.
8.25% due 02/15/2016	55,000	51,700
Williams Companies, Inc.
8.75% due 03/15/2032	160,000	145,200

		1,389,935
Utilities - 0.79%
AES Corp.
9.75% due 04/15/2016 (g)	781,000	734,140
CenterPoint Energy Houston Electric LLC, Series U
7.00% due 03/01/2014	220,000	229,431
Northwestern Corp.
8.75% due 03/15/2012 ^ (a)	0	0

		963,571

TOTAL CORPORATE BONDS (Cost $3,508,321)		$3,597,281

CONVERTIBLE BONDS - 0.92%

Communications - 0.92%
NII Holdings, Inc.
3.125% due 06/15/2012	265,000	184,175
Virgin Media, Inc.
6.50% due 11/15/2016 (g)	1,724,000	938,546

		1,122,721

TOTAL CONVERTIBLE BONDS (Cost $1,099,824)		$1,122,721

SHORT TERM INVESTMENTS - 3.05%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$1,698,290 $	$1,698,290

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Euro Dollar Time Deposit
zero coupon due 04/01/2009	$2,005,019	$2,005,019

TOTAL SHORT TERM INVESTMENTS
(Cost $3,703,309)		$3,703,309

Total Investments (Utilities Trust)
(Cost $171,701,698) - 100.97%		$122,679,215
Liabilities in Excess of Other Assets - (0.97)%		(1,184,273)

TOTAL NET ASSETS - 100.00%		$121,494,942

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.62%

Basic Materials - 4.85%
Valspar Corp.	367,740	$7,343,768

Communications - 0.89%
eBay, Inc. *	107,000	1,343,920

Consumer, Cyclical - 9.69%
Autoliv, Inc.	242,000	4,493,940
Harley-Davidson, Inc. (a)	261,999	3,508,167
Newell Rubbermaid, Inc.	565,840	3,610,059
O'Reilly Automotive, Inc. *	87,300	3,056,373

		14,668,539
Consumer, Non-cyclical - 19.63%
Avery Dennison Corp.	171,400	3,829,076
Beckman Coulter, Inc.	120,130	6,127,831
Brookdale Senior Living, Inc. (a)	280,700	1,417,535
ConAgra Foods, Inc.	349,120	5,889,654
Estee Lauder Companies, Inc., Class A (a)	157,790	3,889,524
Healthsouth Corp. * (a)	625,644	5,555,719
Robert Half International, Inc. (a)	167,500	2,986,525

		29,695,864
Energy - 5.19%
El Paso Corp.	822,070	5,137,937
Hess Corp.	50,080	2,714,336

		7,852,273
Financial - 20.84%
ACE, Ltd.	133,943	5,411,297
Aspen Insurance Holdings, Ltd.	186,956	4,199,032
Charles Schwab Corp.	120,100	1,861,550
Invesco, Ltd.	225,363	3,123,531
KeyCorp	353,200	2,779,684
Marsh & McLennan Companies, Inc.	234,111	4,740,748
Northern Trust Corp.	75,439	4,512,761
Simon Property Group, Inc., REIT	22,000	762,080
Willis Group Holdings, Ltd.	188,300	4,142,600

		31,533,283
Industrial - 11.86%
Flextronics International, Ltd. *	878,031	2,537,510
Goodrich Corp.	131,090	4,967,000
Pentair, Inc.	263,260	5,704,844

The accompanying notes are an integral part of the financial statements.
441

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Zebra Technologies Corp., Class A *	249,000	$4,735,980

		17,945,334
Technology - 13.35%
Agilent Technologies, Inc. *	156,800	2,410,016
Diebold, Inc.	211,870	4,523,424
Perot Systems Corp., Class A *	522,980	6,735,982
Pitney Bowes, Inc.	204,070	4,765,035
Teradata Corp. *	108,500	1,759,870

		20,194,327
Utilities - 7.32%
American Electric Power Company, Inc.	146,290	3,695,285
NRG Energy, Inc. *	120,700	2,124,320
Wisconsin Energy Corp.	127,870	5,264,408

		11,084,013

TOTAL COMMON STOCKS (Cost $213,144,714)		$141,661,321

SHORT TERM INVESTMENTS - 17.01%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	$10,000,000	$10,000,000
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	15,732,019	15,732,019

TOTAL SHORT TERM INVESTMENTS
(Cost $25,732,019)		$25,732,019

Total Investments (Value Trust)
(Cost $238,876,733) - 110.63%		$167,393,340
Liabilities in Excess of Other Assets - (10.63)%		(16,078,331)

TOTAL NET ASSETS - 100.00%		$151,315,009

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.26%

Basic Materials - 10.07%
Celanese Corp., Series A	236,400	$3,160,668
Companhia Vale Do Rio Doce, ADR * (a)	158,500	2,108,050
Freeport-McMoRan Copper & Gold, Inc.,
Class B	69,100	2,633,401
Grupo Mexico SA	2,359,902	1,719,322
Lanxess AG	112,300	1,908,395
PPG Industries, Inc.	89,350	3,297,015
Schnitzer Steel Industries, Inc.	55,500	1,742,145
Southern Copper Corp. (a)	189,900	3,308,058

		19,877,054
Communications - 10.40%
America Movil SAB de CV, Series L, ADR	263,950	7,147,766
CBS Corp., Class B	91,500	351,360
CommScope, Inc. *	118,500	1,346,160
DataPath, Inc. * (g)	78,000	780
Harris Corp.	249,000	7,206,060
Nokia Oyj, SADR	225,700	2,633,919

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Windstream Corp.	228,700	$1,843,322

		20,529,367
Consumer, Cyclical - 3.67%
Copa Holdings SA, Class A	87,500	2,508,625
Newell Rubbermaid, Inc.	163,350	1,042,173
TJX Companies, Inc.	144,200	3,697,288

		7,248,086
Consumer, Non-cyclical - 16.42%
AerCap Holdings NV *	212,500	690,625
AmerisourceBergen Corp.	103,750	3,388,475
Avon Products, Inc.	156,550	3,010,457
Baxter International, Inc.	86,620	4,436,676
Bristol-Myers Squibb Company	203,350	4,457,432
Dean Foods Company *	166,300	3,006,704
Lorillard, Inc.	194,650	12,017,691
Mead Johnson Nutrition Company *	12,077	348,663
RSC Holdings, Inc. * (a)	200,700	1,055,682

		32,412,405
Energy - 22.67%
Alpha Natural Resources, Inc. *	138,100	2,451,275
Anadarko Petroleum Corp.	99,250	3,859,832
ConocoPhillips Company	116,950	4,579,762
CONSOL Energy, Inc.	167,900	4,237,796
Devon Energy Corp.	97,300	4,348,337
El Paso Corp.	217,800	1,361,250
Entergy Corp.	41,650	2,835,948
Foundation Coal Holdings, Inc.	53,250	764,137
Hercules Offshore, Inc. *	41,215	65,120
Murphy Oil Corp.	44,500	1,992,265
Noble Energy, Inc.	82,600	4,450,488
PetroHawk Energy Corp. *	156,300	3,005,649
Petroleo Brasileiro SA, ADR	330,450	10,068,812
Rosetta Resources, Inc. * (g)	76,885	380,581
Rosetta Resources, Inc. *	7,336	36,313
W&T Offshore, Inc.	53,350	328,103

		44,765,668
Financial - 15.09%
ACE, Ltd.	164,610	6,650,244
Apollo Investment Corp.	43,000	149,640
CIT Group, Inc. (a)	312,500	890,625
DiamondRock Hospitality Company, REIT	149,300	598,693
Goldman Sachs Group, Inc.	37,100	3,933,342
Host Hotels & Resorts, Inc., REIT	104,500	409,640
Invesco, Ltd.	233,600	3,237,696
JPMorgan Chase & Company	124,250	3,302,565
Loews Corp.	78,500	1,734,850
MetLife, Inc.	111,800	2,545,686
Morgan Stanley	138,050	3,143,398
PNC Financial Services Group, Inc.	76,250	2,233,363
Tower Group, Inc.	37,354	920,029
Vintage Wine Trust, Inc. * (g)	82,385	41,193

		29,790,964
Industrial - 14.59%
Aecom Technology Corp. *	83,300	2,172,464

The accompanying notes are an integral part of the financial statements.
442

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
AGCO Corp. *	138,700	$2,718,520
Black & Decker Corp. (a)	119,300	3,765,108
Eaton Corp.	73,300	2,701,838
Empresa Brasileira de Aeronautica SA, ADR *	78,600	1,043,022
General Maritime Corp.	19,745	138,215
Ryder Systems, Inc.	73,050	2,068,045
Sterlite Industries India, Ltd.	38,650	273,256
Tyco International, Ltd. *	136,350	2,667,006
Union Pacific Corp.	172,750	7,101,752
United Technologies Corp.	97,000	4,169,060

		28,818,286
Technology - 3.88%
International Business Machines Corp.	79,100	7,663,999

Utilities - 0.47%
Enel SpA	192,900	925,006

TOTAL COMMON STOCKS (Cost $300,513,295)		$192,030,835

PREFERRED STOCKS - 0.38%

Basic Materials - 0.38%
Celanese Corp., 4.25%	37,310	757,393

TOTAL PREFERRED STOCKS (Cost $1,445,019)		$757,393

SHORT TERM INVESTMENTS - 4.62%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$9,115,646	$9,115,646

TOTAL SHORT TERM INVESTMENTS
(Cost $9,115,646)		$9,115,646

REPURCHASE AGREEMENTS - 2.11%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$4,165,012 on 04/01/2009,
collateralized by $3,865,000
Federal Home Loan Mortgage
Corp., 4.50% due 01/15/2013
(valued at $4,251,500, including
interest)	$4,165,000	$4,165,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,165,000)		$4,165,000

Total Investments (Value & Restructuring Trust)
(Cost $315,238,960) - 104.37%		$206,068,874
Liabilities in Excess of Other Assets - (4.37)%		(8,626,485)

TOTAL NET ASSETS - 100.00%		$197,442,389

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.74%

Basic Materials - 7.71%
Agnico Eagle Mines, Ltd.	16,300	$927,796

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Agrium, Inc.	12,400	$443,796
CF Industries Holdings, Inc.	9,100	647,283
Monsanto Company	22,300	1,853,130
Potash Corp. of Saskatchewan, Inc.	5,500	444,455
Syngenta AG	8,297	1,667,801
Terra Industries, Inc.	7,800	219,102
The Mosaic Company	19,100	801,818

		7,005,181
Communications - 14.67%
American Tower Corp., Class A *	56,200	1,710,166
Digital River, Inc. *	14,600	435,372
DIRECTV Group, Inc. *	39,800	907,042
Equinix, Inc. *	16,700	937,705
Leap Wireless International, Inc. *	11,700	407,979
McAfee, Inc. *	37,966	1,271,861
MetroPCS Communications, Inc. *	52,748	900,936
Netease.com, Inc., ADR * (a)	48,000	1,288,800
SBA Communications Corp. *	119,424	2,782,579
Shanda Interactive Entertainment, Ltd. * (a)	35,400	1,399,362
Starent Networks Corp. * (a)	13,200	208,692
Symantec Corp. *	71,900	1,074,186

		13,324,680
Consumer, Cyclical - 15.55%
Advance Auto Parts, Inc.	26,900	1,105,052
AutoZone, Inc. *	2,600	422,812
Big Lots, Inc. *	20,900	434,302
Burger King Holdings, Inc.	19,400	445,230
Darden Restaurants, Inc.	8,800	301,488
Dollar Tree, Inc. *	49,400	2,200,770
Family Dollar Stores, Inc.	53,200	1,775,284
KB Home	26,600	350,588
Kinross Gold Corp.	38,300	684,421
M.D.C. Holdings, Inc.	6,300	196,182
Macrovision Solutions Corp. *	64,500	1,147,455
NVR, Inc. *	500	213,875
O'Reilly Automotive, Inc. * (a)	31,400	1,099,314
Panera Bread Company, Class A * (a)	8,000	447,200
Penn National Gaming, Inc. *	18,300	441,945
PetSmart, Inc.	23,200	486,272
Pulte Homes, Inc.	26,200	286,366
Ross Stores, Inc.	37,201	1,334,772
TJX Companies, Inc.	18,400	471,776
Toll Brothers, Inc. *	15,400	279,664

		14,124,768
Consumer, Non-cyclical - 25.65%
Alexion Pharmaceuticals, Inc. *	28,900	1,088,374
Apollo Group, Inc., Class A *	11,500	900,795
Career Education Corp. *	9,500	227,620
Celgene Corp. *	9,200	408,480
Cephalon, Inc. * (a)	6,400	435,840
Corinthian Colleges, Inc. * (a)	81,100	1,577,395
Covidien, Ltd.	12,700	422,148
DeVry, Inc.	7,500	361,350
Edwards Lifesciences Corp. *	19,900	1,206,537
Express Scripts, Inc. *	24,400	1,126,548

The accompanying notes are an integral part of the financial statements.
443

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
H & R Block, Inc.	22,600	$411,094
ITT Educational Services, Inc. *	18,300	2,221,986
Lorillard, Inc.	19,100	1,179,234
Medco Health Solutions, Inc. *	34,400	1,422,096
Mylan, Inc. * (a)	49,600	665,136
Netflix, Inc. * (a)	20,600	884,152
Omnicare, Inc.	60,780	1,488,502
Quanta Services, Inc. *	96,444	2,068,724
Ralcorp Holdings, Inc. *	9,800	528,024
St. Jude Medical, Inc. *	27,200	988,176
Tetra Tech, Inc. *	18,900	385,182
The Scotts Company, Class A	30,600	1,061,820
UnitedHealth Group, Inc.	86,538	1,811,240
WellPoint, Inc. *	11,500	436,655

		23,307,108
Energy - 7.37%
Alpha Natural Resources, Inc. *	22,400	397,600
Continental Resources, Inc. * (a)	12,100	256,641
Denbury Resources, Inc. *	52,700	783,122
Hess Corp.	10,500	569,100
Occidental Petroleum Corp.	10,900	606,585
PetroHawk Energy Corp. *	96,907	1,863,522
Range Resources Corp.	17,300	712,068
Southwestern Energy Company *	28,100	834,289
Ultra Petroleum Corp. *	10,200	366,078
Weatherford International, Ltd. *	27,400	303,318

		6,692,323
Financial - 4.58%
Annaly Capital Management, Inc., REIT	29,200	405,004
Aon Corp.	10,900	444,938
CME Group, Inc.	1,800	443,502
Fidelity National Financial, Inc., Class A	96,200	1,876,862
Knight Capital Group, Inc. *	16,500	243,210
Lazard, Ltd., Class A	17,900	526,260
The Travelers Companies, Inc.	5,500	223,520

		4,163,296
Industrial - 6.92%
Aecom Technology Corp. *	60,350	1,573,928
Crown Holdings, Inc. *	91,100	2,070,703
Diana Shipping, Inc. (a)	19,100	225,189
Shaw Group, Inc. *	31,700	868,897
Thermo Fisher Scientific, Inc. *	24,200	863,214
URS Corp. *	17,000	686,970

		6,288,901
Investment Companies - 0.93%
Powershares QQQ *	27,800	842,896

Technology - 8.92%
Altera Corp.	58,900	1,033,695
BMC Software, Inc. *	26,200	864,600
Broadcom Corp., Class A *	58,100	1,160,838
Cerner Corp. * (a)	15,400	677,138
Marvell Technology Group, Ltd. *	47,200	432,352
Microsemi Corp. *	79,844	926,190
Open Text Corp. *	19,000	654,360

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
PMC-Sierra, Inc. *	102,300	$652,674
Quest Software, Inc. *	34,800	441,264
Semtech Corp. *	32,200	429,870
Silicon Laboratories, Inc. *	16,300	430,320
Xilinx, Inc.	20,900	400,444

		8,103,745
Utilities - 1.44%
Aqua America, Inc.	65,600	1,312,000

TOTAL COMMON STOCKS (Cost $83,282,195)		$85,164,898

SHORT TERM INVESTMENTS - 5.35%
John Hancock Cash
Investment Trust, 0.7795% (c)(f)	$4,860,749	$4,860,749

TOTAL SHORT TERM INVESTMENTS
(Cost $4,860,749)		$4,860,749

REPURCHASE AGREEMENTS - 6.11%
Repurchase Agreement with State
Street Corp. dated 03/31/2009 at
0.10% to be repurchased at
$5,550,015 on 04/01/2009,
collateralized by $5,110,000
Federal Home Loan Mortgage
Corp., 4.75% due 01/19/2016
(valued at $5,665,713, including
interest)	$5,550,000	$5,550,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,550,000)		$5,550,000

Total Investments (Vista Trust)
(Cost $93,692,944) - 105.20%		$95,575,647
Liabilities in Excess of Other Assets - (5.20)%		(4,728,006)

TOTAL NET ASSETS - 100.00%		$90,847,641

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
444

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBA	- Small Business Administration
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^ Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

* Non-Income Producing

(a) All or a portion of this security was out on loan

(b) Variable rate obligation. The coupon rate shown represents the rate at period end.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d) Principal amount of security is adjusted for inflation.

(e) Security Fair Valued on March 31, 2009.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

(g) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h) Delisted

(i) Variable Rate Preferred

(j) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(k) The Underlying Fund's subadviser is shown parenthetically.

(l) Loan will settle after period end, at which time the interest rate will be determined.

(m) The subadviser is an affiliate of the adviser.

** Purchased on a forward commitment

*** At period end, all or a portion of this security has been segregated to meet the margin requirements on open financial futures contracts and/or collateral on open swap contracts or securities with forward commitments.

The accompanying notes are an integral part of the financial statements.
445

Security Valuation Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investment in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at its net asset value each business day.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Portfolio is subject to the provisions of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2009. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

500 Index			500 Index B
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$3,754,098,343	$7,387,698	Level 1 - Quoted Prices	$593,744,725	$2,051,033
Level 2 - Other Significant Observable Inputs	38,065,000	-	Level 2 - Other Significant Observable Inputs	9,803,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$3,792,163,343	$7,387,698	Total	$603,547,725	$2,051,033

Active Bond			All Cap Core
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$12,329,170	-	Level 1 - Quoted Prices	$230,496,845	$1,227,902
Level 2 - Other Significant Observable Inputs	2,064,907,718	-	Level 2 - Other Significant Observable Inputs	37,854,408	-
Level 3 – Significant Unobservable Inputs	44,620,115	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$2,121,857,003	-	Total	$268,351,253	$1,227,902

All Cap Growth			All Cap Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$87,384,056	-	Level 1 - Quoted Prices	$69,688,620	-
Level 2 - Other Significant Observable Inputs	5,209,963	-	Level 2 - Other Significant Observable Inputs	1,308,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-

Total	$92,594,019	-	Total	$70,996,620	-

Alpha Opportunities			American Asset Allocation
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$370,561,849	-	Level 1 - Quoted Prices	$992,366,304	-
Level 2 - Other Significant Observable Inputs	59,015,593	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$429,577,442	-	Total	$992,366,304	-

American Blue Chip Income and Growth			American Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$108,689,646	-	Level 1 - Quoted Prices	$680,942,711	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$108,689,646	-	Total	$680,942,711	-

American Diversification Growth &
Income			American Fundamental Holdings
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$680,912	-	Level 1 - Quoted Prices	$754,756,153	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$680,912	-	Total	$754,756,153	-

American Global Diversification			American Global Growth
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$577,049,007	-	Level 1 - Quoted Prices	$137,489,998	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$577,049,007	-	Total	$137,489,998	-

American Global Small Capitalization			American Growth
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$52,976,540	-	Level 1 - Quoted Prices	$971,815,135	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$52,976,540	-	Total	$971,815,135	-

American Growth-Income			American High-Income Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$806,630,885	-	Level 1 - Quoted Prices	$38,914,298	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$806,630,885	-	Total	$38,914,298	-

American International			American New World
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments

Level 1 - Quoted Prices	$632,721,826	-	Level 1 - Quoted Prices	$38,014,596	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$632,721,826	-	Total	$38,014,596	-

Blue Chip Growth			Capital Appreciation
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,134,091,052	-	Level 1 - Quoted Prices	$716,638,140	-
Level 2 - Other Significant Observable Inputs	30,688,507	-	Level 2 - Other Significant Observable Inputs	20,044,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$1,164,779,559	-	Total	$736,682,140	-

Capital Appreciation Value			Classic Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$129,771,262	($186,701)	Level 1 - Quoted Prices	$21,254,822	-
Level 2 - Other Significant Observable Inputs	73,689,113	-	Level 2 - Other Significant Observable Inputs	1,268,604	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$203,460,375	($186,701)	Total	$22,523,426	-

Core Allocation Plus			Core Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$47,793,669	($5,597)	Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	60,152,432	(49,024)	Level 2 - Other Significant Observable Inputs	$319,865,774	-
Level 3 – Significant Unobservable Inputs	-	(20,024)	Level 3 – Significant Unobservable Inputs	-	-
Total	$107,946,101	($74,645)	Total	$319,865,774	-

Core Equity			Disciplined Diversification
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$16,616,643	-	Level 1 - Quoted Prices	$70,358,881	-
Level 2 - Other Significant Observable Inputs	2,078,288	-	Level 2 - Other Significant Observable Inputs	101,412,293	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	32,509	-
Total	$18,694,931	-	Total	$171,803,683	-

Emerging Markets Value			Emerging Small Company
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$180,656,762	-	Level 1 - Quoted Prices	$96,936,237	-
Level 2 - Other Significant Observable Inputs	367,729,323	-	Level 2 - Other Significant Observable Inputs	3,209,120	-
Level 3 – Significant Unobservable Inputs	191,655	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$548,577,740	-	Total	$100,145,357	-

Equity-Income			Financial Services
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,327,575,393	-	Level 1 - Quoted Prices	$58,722,819	-
Level 2 - Other Significant Observable Inputs	65,035,538	-	Level 2 - Other Significant Observable Inputs	11,291,961	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	2,305,800	-
Total	$1,392,610,931	-	Total	$72,320,580	-

Floating Rate Income			Franklin Templeton Founding Allocation

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$65,625	-	Level 1 - Quoted Prices	$1,030,347,547	-
Level 2 - Other Significant Observable Inputs	618,239,358	-	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$618,304,983	-	Total	$1,030,347,547	-

Fundamental Value			Global
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,107,470,078	-	Level 1 - Quoted Prices	$215,759,209	-
Level 2 - Other Significant Observable Inputs	172,319,345	-	Level 2 - Other Significant Observable Inputs	296,270,629	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$1,279,789,423	-	Total	$512,029,838	-

Global Allocation			Global Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$78,347,060	$1,299,129	Level 1 - Quoted Prices	$101,716	$771,584
Level 2 - Other Significant Observable Inputs	79,704,632	(961,314)	Level 2 - Other Significant Observable Inputs	988,970,518	3,544,835
Level 3 – Significant Unobservable Inputs	224,794	-	Level 3 – Significant Unobservable Inputs	14,605,774	-
Total	$158,276,486	$337,815	Total	$1,003,678,008	$4,316,419

Global Real Estate			Growth Equity
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$48,380,238	-	Level 1 - Quoted Prices	$374,832,033	-
Level 2 - Other Significant Observable Inputs	107,902,334	$289,077	Level 2 - Other Significant Observable Inputs	5,796,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$156,282,572	$289,077	Total	$380,628,033	-

Health Sciences			High Income
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$134,743,690	($3,519,373)	Level 1 - Quoted Prices	$32,559,805	-
Level 2 - Other Significant Observable Inputs	20,314,920	-	Level 2 - Other Significant Observable Inputs	301,090,885	$41,531
Level 3 – Significant Unobservable Inputs	137,970	-	Level 3 – Significant Unobservable Inputs	36,371,800	(9,958,464)
Total	$155,196,580	($3,519,373)	Total	$370,022,490	($9,916,933)

High Yield			Income
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$10,667,384	-	Level 1 - Quoted Prices	$107,659,935	-
Level 2 - Other Significant Observable Inputs	1,400,363,586	-	Level 2 - Other Significant Observable Inputs	240,825,125	-
Level 3 – Significant Unobservable Inputs	23,054,767	-	Level 3 – Significant Unobservable Inputs	902,417	-
Total	$1,434,085,737	-	Total	$349,387,477	-

Income & Value			Index Allocation
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$146,683,666	-	Level 1 - Quoted Prices	$378,431,448	-
Level 2 - Other Significant Observable Inputs	106,248,235	($4,711)	Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$252,931,901	-	Total	$378,431,448	-

International Core			International Equity Index A
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$42,603,997	$1,635,056	Level 1 - Quoted Prices	$161,234,186	$609,558
Level 2 - Other Significant Observable Inputs	524,779,806	842,998	Level 2 - Other Significant Observable Inputs	896,480,241	194,857
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	294,113	-
Total	$567,383,803	$2,478,054	Total	$1,058,008,540	$804,415

International Equity Index B			International Opportunities
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$54,446,348	$908,984	Level 1 - Quoted Prices	$142,433,113	-
Level 2 - Other Significant Observable Inputs	295,641,755	127,421	Level 2 - Other Significant Observable Inputs	291,611,976	-
Level 3 – Significant Unobservable Inputs	304,037	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$350,392,140	$1,036,405	Total	$434,045,089	-

International Small Cap			International Small Company
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$13,039,837	-	Level 1 - Quoted Prices	$8,449,353	-
Level 2 - Other Significant Observable Inputs	83,694,105	-	Level 2 - Other Significant Observable Inputs	76,567,406	-
Level 3 – Significant Unobservable Inputs	50,977	-	Level 3 – Significant Unobservable Inputs	60,767	-
Total	$96,784,919	-	Total	$85,077,526	-

International Value			Investment Quality Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$75,824,504	-	Level 1 - Quoted Prices	$5,491,500	($26,643)
Level 2 - Other Significant Observable Inputs	543,478,198	-	Level 2 - Other Significant Observable Inputs	351,150,944	(1,196,534)
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$619,302,702	-	Total	$356,642,444	($1,223,177)

Large Cap			Large Cap Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$130,140,263	-	Level 1 - Quoted Prices	$281,475,729	-
Level 2 - Other Significant Observable Inputs	2,257,000	-	Level 2 - Other Significant Observable Inputs	2,406,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$132,397,263	-	Total	$283,881,729	-

Lifestyle Aggressive			Lifestyle Balanced
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$279,020,849	-	Level 1 - Quoted Prices	$8,289,194,587	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	1,330,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$279,020,849	-	Total	$8,290,524,587	-

Lifestyle Conservative			Lifestyle Growth
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,748,215,117	-	Level 1 - Quoted Prices	$9,065,670,478	-
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	-	-

Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$1,748,215,117	-	Total	$9,065,670,478	-

Lifestyle Moderate			Mid Cap Index
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$2,158,636,331	-	Level 1 - Quoted Prices	$772,221,562	$2,575,988
Level 2 - Other Significant Observable Inputs	-	-	Level 2 - Other Significant Observable Inputs	16,794,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$2,158,636,331	-	Total	$789,015,562	$2,575,988

Mid Cap Intersection			Mid Cap Stock
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$10,430,806	($1,122)	Level 1 - Quoted Prices	$560,487,652	-
Level 2 - Other Significant Observable Inputs	300,000	-	Level 2 - Other Significant Observable Inputs	36,705,720	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$10,730,806	($1,122)	Total	$597,193,372	-

Mid Cap Value			Mid Cap Value Equity
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$133,774,477	-	Level 1 - Quoted Prices	$93,393,560	-
Level 2 - Other Significant Observable Inputs	12,955,546	-	Level 2 - Other Significant Observable Inputs	5,067,474	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$146,730,023	-	Total	$98,461,034	-

Mid Value			Money Market
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$265,723,262	-	Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	30,015,108	-	Level 2 - Other Significant Observable Inputs	$5,777,758,658	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$295,738,370	-	Total	$5,777,758,658	-

Money Market B			Mutual Shares
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-	Level 1 - Quoted Prices	$225,656,823	-
Level 2 - Other Significant Observable Inputs	$968,421,208	-	Level 2 - Other Significant Observable Inputs	166,250,156	($559,113)
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	1,281,744	-
Total	$968,421,208	-	Total	$393,188,723	($559,113)

Natural Resources			Optimized All Cap
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$216,363,384	-	Level 1 - Quoted Prices	$999,529,475	-
Level 2 - Other Significant Observable Inputs	40,203,594	-	Level 2 - Other Significant Observable Inputs	12,597,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$256,566,978	-	Total	$1,012,126,475	-

Optimized Value			Overseas Equity
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments

Level 1 - Quoted Prices	$187,032,269	($21,360)	Level 1 - Quoted Prices	$28,963,144	-
Level 2 - Other Significant Observable Inputs	3,358,000	-	Level 2 - Other Significant Observable Inputs	95,857,163	$3,222
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	188,393	-
Total	$190,390,269	($21,360)	Total	$125,008,700	$3,222

Pacific Rim			Real Estate Equity
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,215,752	-	Level 1 - Quoted Prices	$17,009,904	-
Level 2 - Other Significant Observable Inputs	65,801,285	-	Level 2 - Other Significant Observable Inputs	3,222,523	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$67,017,037	-	Total	$20,232,427	-

Real Estate Securities			Real Return Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$214,279,484	-	Level 1 - Quoted Prices	$711,894	$13,789,433
Level 2 - Other Significant Observable Inputs	4,125,000	-	Level 2 - Other Significant Observable Inputs	1,815,701,014	(3,956,458)
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	712,310	-
Total	$218,404,484	-	Total	$1,817,125,218	$9,832,975

Science & Technology			Short Term Government Income
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$185,391,327	-	Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	18,719,176	-	Level 2 - Other Significant Observable Inputs	$13,372,608	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$204,110,503	-	Total	$13,372,608	-

Short-Term Bond			Small Cap Growth
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-	Level 1 - Quoted Prices	$269,261,914	-
Level 2 - Other Significant Observable Inputs	$84,419,990	-	Level 2 - Other Significant Observable Inputs	2,800,000	-
Level 3 – Significant Unobservable Inputs	7,519,321	-	Level 3 – Significant Unobservable Inputs	140,300	-
Total	$91,939,311	-	Total	$272,202,214	-

Small Cap Index			Small Cap Intrinsic Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$527,282,776	$654,874	Level 1 - Quoted Prices	$21,966,404	-
Level 2 - Other Significant Observable Inputs	6,189,917	-	Level 2 - Other Significant Observable Inputs	2,061,529	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	70,304	-
Total	$533,472,693	$654,874	Total	$24,098,237	-

Small Cap Opportunities			Small Cap Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$100,906,841	-	Level 1 - Quoted Prices	$320,855,160	-
Level 2 - Other Significant Observable Inputs	4,312,590	-	Level 2 - Other Significant Observable Inputs	15,137,000	-
Level 3 – Significant Unobservable Inputs	920	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$105,220,351	-	Total	$335,992,160	-

Small Company			Small Company Growth

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$3,026,398	-	Level 1 - Quoted Prices	$72,413,060	-
Level 2 - Other Significant Observable Inputs	77,981	-	Level 2 - Other Significant Observable Inputs	2,349,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$3,104,379	-	Total	$74,762,060	-

Small Company Value			Smaller Company Growth
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$304,538,210	-	Level 1 - Quoted Prices	$86,242,443	$64,361
Level 2 - Other Significant Observable Inputs	6,689,330	-	Level 2 - Other Significant Observable Inputs	2,606,000	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$311,227,540	-	Total	$88,848,443	$64,361

Spectrum Income			Strategic Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$171,909,526	($288,263)	Level 1 - Quoted Prices	$7,629,696	$1,735,150
Level 2 - Other Significant Observable Inputs	902,391,653	(23,684)	Level 2 - Other Significant Observable Inputs	673,598,594	-
Level 3 – Significant Unobservable Inputs	1,973,726	-	Level 3 – Significant Unobservable Inputs	9,510,335	-
Total	$1,076,274,905	($319,965)	Total	$690,738,625	$1,735,150

Strategic Income			Total Bond Market A
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$3,229,619	-	Level 1 - Quoted Prices	$44,405,653	-
Level 2 - Other Significant Observable Inputs	544,722,122	$1,791,080	Level 2 - Other Significant Observable Inputs	858,232,827	-
Level 3 – Significant Unobservable Inputs	11,961,578	(1,878,816)	Level 3 – Significant Unobservable Inputs	-	-
Total	$559,913,319	($87,736)	Total	$902,638,480	-

Total Bond Market B			Total Return
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-	Level 1 - Quoted Prices	$891,450	$28,032,332
Level 2 - Other Significant Observable Inputs	$156,700,181	-	Level 2 - Other Significant Observable Inputs	2,768,342,958	(7,641,194)
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$156,700,181	-	Total	$2,769,234,408	$20,391,138

Total Stock Market Index			U.S. Government Securities
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$251,513,482	$1,551,057	Level 1 - Quoted Prices	$33,937,373	$404,599
Level 2 - Other Significant Observable Inputs	15,792,294	-	Level 2 - Other Significant Observable Inputs	419,760,202	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	1,310,715	-
Total	$267,305,776	$1,551,057	Total	$455,008,290	$404,599

U.S. High Yield Bond			U.S. Large Cap
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$2,283,000	-	Level 1 - Quoted Prices	$195,540,270	-
Level 2 - Other Significant Observable Inputs	561,767,774	-	Level 2 - Other Significant Observable Inputs	4,432,780	-
Level 3 – Significant Unobservable Inputs	35,000	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$564,085,774	-	Total	$199,973,050	-

U.S. Multi Sector			Utilities
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$628,252,311	$666,570	Level 1 - Quoted Prices	$92,133,280	-
Level 2 - Other Significant Observable Inputs	28,192,000	-	Level 2 - Other Significant Observable Inputs	30,545,935	($396,718)
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	-	-
Total	$656,444,311	$666,570	Total	$122,679,215	($396,718)

Value			Value & Restructuring
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$157,393,340	-	Level 1 - Quoted Prices	$198,271,107	-
Level 2 - Other Significant Observable Inputs	10,000,000	-	Level 2 - Other Significant Observable Inputs	7,755,794	-
Level 3 – Significant Unobservable Inputs	-	-	Level 3 – Significant Unobservable Inputs	41,973	-
Total	$167,393,340	-	Total	$206,068,874	-

Vista
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$88,357,846	-
Level 2 - Other Significant Observable Inputs	7,217,801	($10,437)
Level 3 – Significant Unobservable Inputs	-	-
Total	$95,575,647	($10,437)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond			Core Allocation Plus
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$68,293,920	-	Balance as of 12/31/08	-	($7,060)
Accrued discounts/premiums	106,135	-	Accrued discounts/premiums	-	-
Realized gain (loss)	216,535	-	Realized gain (loss)	-	7,031
Change in unrealized appreciation
(depreciation)	(4,232,783)	-	Change in unrealized appreciation (depreciation)	-	(374)
Net purchases (sales)	(2,104,128)	-	Net purchases (sales)	-	(19,621)
Transfers in and/or out of Level 3	(17,659,564)	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	$44,620,115	-	Balance as of 3/31/09	-	($20,024)

Disciplined Diversification			Emerging Markets Value
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	-	-	Balance as of 12/31/08	$184,681	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	($10,298)	-	Change in unrealized appreciation (depreciation)	(15,489)	-
Net purchases (sales)	12,704	-	Net purchases (sales)	11,929	-
Transfers in and/or out of Level 3	30,103	-	Transfers in and/or out of Level 3	10,534	-
Balance as of 3/31/09	$32,509	-	Balance as of 3/31/09	$191,655	-

Equity-Income			Financial Services
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$3,605,116	-	Balance as of 12/31/08	$2,777,800	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	-	-
Change in unrealized appreciation		-	Change in unrealized appreciation
(depreciation)	5,921,893		(depreciation)	(731,740)	-
Net purchases (sales)	(9,527,009)	-	Net purchases (sales)	259,740	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	-	-	Balance as of 3/31/09	$2,305,800	-

Global Allocation			Global Bond
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$407,872	-	Balance as of 12/31/08	$15,085,690	-
Accrued discounts/premiums	75	-	Accrued discounts/premiums	5,280	-
Realized gain (loss)	(322,103)	-	Realized gain (loss)	(88,273)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	187,107	-	(depreciation)	(557,662)	-
Net purchases (sales)	(48,157)	-	Net purchases (sales)	(5,739)	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	166,478	-
Balance as of 3/31/09	$224,794	-	Balance as of 3/31/09	$14,605,774	-

Health Sciences			High Income
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$351,993	-	Balance as of 12/31/08	$32,919,914	($13,385,664)
Accrued discounts/premiums	-	-	Accrued discounts/premiums	161,121	-
Realized gain (loss)	-	-	Realized gain (loss)	(844,696)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	-	-	(depreciation)	304,031	3,427,200
Net purchases (sales)		-	Net purchases (sales)	5,607,482	-
Transfers in and/or out of Level 3	(214,023)	-	Transfers in and/or out of Level 3	(1,776,052)	-
Balance as of 3/31/09	$137,970	-	Balance as of 3/31/09	$36,371,800	($9,958,464)

High Yield			Income
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$11,212,210	-	Balance as of 12/31/08	-	-
Accrued discounts/premiums	18,861	-	Accrued discounts/premiums	$29,174	-
Realized gain (loss)	(3,372,213)	-	Realized gain (loss)	-	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	4,229,761	-	(depreciation)	(57,357)	-
Net purchases (sales)	547,032	-	Net purchases (sales)	930,600	-
Transfers in and/or out of Level 3	10,419,116	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	$23,054,767	-	Balance as of 3/31/09	$902,417	-

Income & Value			International Equity Index A
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$180,000	-	Balance as of 12/31/08	$208,869	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-	-
Realized gain (loss)	(60,308)	-	Realized gain (loss)	-	-

Change in unrealized appreciation		-	Change in unrealized appreciation
(depreciation)	69,995	-	(depreciation)	72,307	-
Net purchases (sales)	(189,687)	-	Net purchases (sales)	98,848	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	(85,911)	-
Balance as of 3/31/09	-	-	Balance as of 3/31/09	$294,113	-

International Equity Index B			International Small Cap
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	-	-	Balance as of 12/31/08	-	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	($1,755,447)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	$110,850	-	(depreciation)	1,755,767	-
Net purchases (sales)		-	Net purchases (sales)	(24,313)	-
Transfers in and/or out of Level 3	193,187	-	Transfers in and/or out of Level 3	74,970	-
Balance as of 3/31/09	$304,037	-	Balance as of 3/31/09	$50,977	-

International Small Company			Mutual Shares
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$28,101	-	Balance as of 12/31/08	$1,296,022	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	4,092	-
Realized gain (loss)	-	-	Realized gain (loss)	(6,997)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(25,953)	-	(depreciation)	(550,824)	-
Net purchases (sales)		-	Net purchases (sales)	539,451	-
Transfers in and/or out of Level 3	58,619	-	Transfers in and/or out of Level 3		-
Balance as of 3/31/09	$60,767	-	Balance as of 3/31/09	$1,281,744	-

Overseas Equity			Real Return Bond
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	-	-	Balance as of 12/31/08	$781,220	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	5	-
Realized gain (loss)	-	-	Realized gain (loss)	345	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	($82,134)	-	(depreciation)	(23,827)	-
Net purchases (sales)	-	-	Net purchases (sales)	(57,402)	-
Transfers in and/or out of Level 3	270,527	-	Transfers in and/or out of Level 3	11,969	-
Balance as of 3/31/09	$188,393	-	Balance as of 3/31/09	$712,310	-

Short-Term Bond			Small Cap Growth
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$8,564,864	-	Balance as of 12/31/08	$68,750	-
Accrued discounts/premiums	1,774	-	Accrued discounts/premiums	1,283	-
Realized gain (loss)	1,719	-	Realized gain (loss)		-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(180,839)	-	(depreciation)	70,267	-
Net purchases (sales)	(868,197)	-	Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	$7,519,321	-	Balance as of 3/31/09	$140,300	-

Small Cap Intrinsic Value			Small Cap Opportunities
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$72,853	-	Balance as of 12/31/08	$920	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	-	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(2,549)	-	(depreciation)	-	-
Net purchases (sales)	-	-	Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	$70,304	-	Balance as of 3/31/09	$920	-

Spectrum Income			Strategic Bond
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$989,035	-	Balance as of 12/31/08	$9,479,566	-
Accrued discounts/premiums	9,533	-	Accrued discounts/premiums	30,176	-
Realized gain (loss)	(368,077)	-	Realized gain (loss)	(341,482)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	$963,251	-	(depreciation)	1,129,154	-
Net purchases (sales)	(1,113,310)	-	Net purchases (sales)	(6,651,853)	-
Transfers in and/or out of Level 3	1,493,294	-	Transfers in and/or out of Level 3	5,864,774	-
Balance as of 3/31/09	$1,973,726	-	Balance as of 3/31/09	$9,510,335	-

Strategic Income			U.S. Government Securities
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$9,762,491	($1,510,665)	Balance as of 12/31/08	$4,878,494	-
Accrued discounts/premiums	31,184	-	Accrued discounts/premiums	303	-
Realized gain (loss)	(91,433)	-	Realized gain (loss)	54,198	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	360,251	79,309	(depreciation)	102,936	-
Net purchases (sales)	3,017,635	(447,460)	Net purchases (sales)	(3,725,216)	-
Transfers in and/or out of Level 3	(1,118,550)	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	$11,961,578	($1,878,816)	Balance as of 3/31/09	$1,310,715	-

U.S. High Yield Bond			Value & Restructuring
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 12/31/08	$1,300,929	-	Balance as of 12/31/08	$41,973	-
Accrued discounts/premiums	10,972	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	-	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(150,972)	-	(depreciation)	-	-
Net purchases (sales)	-	-	Net purchases (sales)	-	-
Transfers in and/or out of Level 3	(1,125,929)	-	Transfers in and/or out of Level 3	-	-
Balance as of 3/31/09	$35,000	-	Balance as of 3/31/09	$41,973	-

Delayed -Delivery Transactions All Portfolios of the Trust described in this report, with the exception of Lifestyle Portfolios, may purchase or sell debt securities on a when-issued or delayed -delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed -delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed -delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed -delivery transaction after it is entered into, and may sell delayed -delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed -delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. The Portfolio may receive compensation for interest forgone in the purchase of delayed -delivery securities. The market values of the securities purchased on a forward -delivery basis are identified in the Portfolio of Investments

In a “To Be Announced” (TBA) transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

Mortgage Dollar Rolls All Portfolios of the Trust described in this report, with the exception of Lifestyle Portfolios, Money Market Trust and Money Market Trust B, may enter into mortgage dollar rolls, in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios account for such dollar rolls as purchases and sales, and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price of the future purchase (often referred to as the “drop”), as well as the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal, without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Short Sales Certain Portfolios may make short sales of securities. A short sale is a transaction in which a Portfolio sells a security that it does not own, in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. Certain of the Portfolios may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated, plus the amount deposited with the lender as collateral, will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales which are not against the box may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Interest expense relates to the Portfolios’ liability with respect to short sale transactions by the Portfolios. Interest expense is recorded as incurred.

Loan participations and assignments A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Portfolio to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Portfolio and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Portfolio against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest and, in the event of a bankruptcy of a borrower, a Portfolio could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Portfolio to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Portfolio may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are accrued daily.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Securities Lending The Portfolios may lend portfolio securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities they have loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities, and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required cash collateral is delivered to the Portfolios on the next business day or returned to the borrower if over collateralized. It is the Portfolios’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Cash collateral received is invested in JHCIT. The Portfolios may receive compensation for lending their securities in the form of fees. If the borrower is unable to return the securities loaned upon sale of a security or other Portfolio instructions because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral and could be prevented from voting on a proxy statement. The Portfolios bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Cost of Investment Securities for Federal Income Tax Purposes The cost of investments owned on March 31, 2009, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
500 Index Trust	$4,697,178,581	$73,658,211	($978,673,449)	($905,015,238)
500 Index Trust B	874,421,735	40,888,472	(311,762,482)	(270,874,010)
Active Bond Trust	2,549,720,021	46,433,291	(474,296,309)	(427,863,018)

All Cap Core Trust	336,229,804	9,973,325	(77,851,876)	(67,878,551)
All Cap Growth Trust	124,270,073	861,692	(32,537,746)	(31,676,054)
All Cap Value Trust	89,164,539	2,265,697	(20,433,616)	(18,167,919)
Alpha Opportunities Trust	436,133,316	20,682,170	(27,238,044)	(6,555,874)
American Asset Allocation Trust	1,370,292,958	-	(377,926,654)	(377,926,654)
American Blue Chip Income & Growth Trust	174,429,143	-	(65,739,497)	(65,739,497)
American Bond Trust	821,526,035	-	(140,583,324)	(140,583,324)
American Diversification Growth & Income Trust	1,002,827	-	(321,915)	(321,915)
American Fundamental Holdings Trust	981,426,383	-	(226,670,230)	(226,670,230)
American Global Diversification Trust	853,216,289	-	(276,167,282)	(276,167,282)
American Global Growth Trust	253,077,161	-	(115,587,163)	(115,587,163)
American Global Small Capitalization Trust	112,054,993	-	(59,078,453)	(59,078,453)
American Growth Trust	1,673,123,225	-	(701,308,090)	(701,308,090)
American Growth-Income Trust	1,327,545,239	-	(520,914,354)	(520,914,354)
American High-Income Bond Trust	54,525,454	-	(15,611,156)	(15,611,156)
American International Trust	1,071,104,316	-	(438,382,490)	(438,382,490)
American New World Trust	69,754,468	-	(31,739,872)	(31,739,872)
Blue Chip Growth Trust	1,485,210,203	27,049,137	(347,479,781)	(320,430,644)
Capital Appreciation Trust	885,240,737	11,101,998	(159,660,595)	(148,558,597)
Capital Appreciation Value Trust	220,997,117	4,421,598	(21,958,340)	(17,536,742)
Classic Value Trust	28,459,123	390,778	(6,326,475)	(5,935,697)
Core Allocation Plus Trust	113,795,906	3,251,399	(9,101,204)	(5,849,805)
Core Bond Trust	330,292,527	6,092,331	(6,088,771)	3,560
Core Equity Trust	26,148,431	272,221	(7,725,721)	(7,453,500)
Disciplined Diversification Trust	205,308,160	2,769,979	(36,274,456)	(33,504,477)
Emerging Markets Value Trust	800,810,289	16,435,769	(268,668,318)	(252,232,549)
Emerging Small Company Trust	124,863,559	4,595,268	(29,313,470)	(24,718,202)
Equity-Income Trust	1,989,943,951	42,418,038	(639,751,058)	(597,333,020)
Financial Services Trust	108,288,518	3,773,210	(39,741,148)	(35,967,938)
Floating Rate Income Trust	718,574,784	7,124,361	(107,394,162)	(100,269,801)
Franklin Templeton Founding Allocation Trust	1,743,775,779	-	(713,428,232)	(713,428,232)
Fundamental Value Trust	1,865,919,931	20,132,045	(606,262,553)	(586,130,508)
Global Trust	832,021,009	1,541,630	(321,532,801)	(319,991,171)
Global Allocation Trust	223,976,342	1,993,030	(67,692,886)	(65,699,856)
Global Bond Trust	1,174,266,076	15,403,132	(185,991,200)	(170,588,068)
Global Real Estate Trust	295,044,472	3,344,693	(142,106,593)	(138,761,900)
Growth Equity Trust	469,068,392	4,375,834	(92,816,193)	(88,440,359)
Health Sciences Trust	203,289,991	7,258,401	(55,351,812)	(48,093,411)
High Income Trust	678,086,137	21,832,601	(329,896,248)	(308,063,647)
High Yield Trust	2,103,974,689	22,638,886	(692,527,838)	(669,888,952)
Income Trust	498,388,741	6,856,883	(155,858,147)	(149,001,264)
Income & Value Trust	295,615,164	5,474,642	(48,157,905)	(42,683,263)
Index Allocation Trust	529,673,216	4,374,946	(155,616,714)	(151,241,768)
International Core Trust	936,924,318	4,204,041	(373,744,556)	(369,540,515)
International Equity Index Trust A	1,138,471,400	19,189,265	(99,652,125)	(80,462,860)
International Equity Index Trust B	518,862,816	12,100,283	(180,570,959)	(168,470,676)
International Opportunities Trust	615,175,484	6,388,729	(187,519,124)	(181,130,395)
International Small Cap Trust	203,710,071	1,519,158	(108,444,310)	(106,925,152)
International Small Company Trust	161,359,111	981,206	(77,262,791)	(76,281,585)
International Value Trust	1,040,204,015	9,540,747	(430,442,060)	(420,901,313)
Investment Quality Bond Trust	382,510,965	9,778,988	(35,647,509)	(25,868,521)
Large Cap Trust	204,279,205	2,927,322	(74,809,264)	(71,881,942)
Large Cap Value Trust	387,454,798	6,526,295	(110,099,364)	(103,573,069)
Lifestyle Aggressive Trust	488,507,460	-	(209,486,611)	(209,486,611)

Lifestyle Balanced Trust	10,714,799,733	37,089,402	(2,461,364,548)	(2,424,275,146)
Lifestyle Conservative Trust	1,941,824,721	12,702,882	(206,312,486)	(193,609,604)
Lifestyle Growth Trust	12,310,890,086	58,086,190	(3,303,305,798)	(3,245,219,608)
Lifestyle Moderate Trust	2,672,710,567	17,425,285	(531,499,521)	(514,074,236)
Mid Cap Index Trust	1,155,257,627	15,093,849	(381,335,914)	(366,242,065)
Mid Cap Intersection Trust	14,942,512	530,470	(4,742,176)	(4,211,706)
Mid Cap Stock Trust	695,584,075	24,190,187	(122,580,890)	(98,390,703)
Mid Cap Value Trust	166,749,592	5,298,451	(25,318,020)	(20,019,569)
Mid Cap Value Equity Trust	123,133,606	1,023,474	(25,696,046)	(24,672,572)
Mid Value Trust	327,967,376	6,712,830	(38,941,836)	(32,229,006)
Mutual Shares Trust	600,333,161	2,768,477	(209,912,915)	(207,144,438)
Natural Resources Trust	401,375,376	1,535,046	(146,343,444)	(144,808,398)
Optimized All Cap Trust	1,261,746,747	45,668,030	(295,288,302)	(249,620,272)
Optimized Value Trust	243,260,549	2,913,903	(55,784,183)	(52,870,280)
Overseas Equity Trust	167,730,310	2,667,464	(45,389,074)	(42,721,610)
Pacific Rim Trust	95,551,047	2,280,361	(30,814,371)	(28,534,010)
Real Estate Equity Trust	77,703,935	1,261,138	(58,732,646)	(57,471,508)
Real Estate Securities Trust	405,774,224	2,057,783	(189,427,523)	(187,369,740)
Real Return Bond Trust	2,010,842,633	69,783,146	(200,056,247)	(130,273,101)
Science & Technology Trust	269,743,735	6,236,830	(71,870,062)	(65,633,232)
Short Term Government Income Trust	13,311,533	77,773	(16,698)	61,075
Short-Term Bond Trust	129,596,240	68,066	(37,724,995)	(37,656,929)
Small Cap Growth Trust	299,697,476	10,927,156	(38,422,418)	(27,495,262)
Small Cap Index Trust	630,116,839	18,062,627	(114,706,773)	(96,644,146)
Small Cap Intrinsic Value Trust	38,935,983	1,266,804	(16,104,550)	(14,837,746)
Small Cap Opportunities Trust	144,136,655	3,737,196	(42,653,500)	(38,916,304)
Small Cap Value Trust	454,012,911	7,068,517	(125,089,268)	(118,020,751)
Small Company Trust	3,796,580	121,189	(813,390)	(692,201)
Small Company Growth Trust	97,357,678	2,275,327	(24,870,945)	(22,595,618)
Small Company Value Trust	444,393,267	17,982,906	(151,148,633)	(133,165,727)
Smaller Company Growth Trust	93,289,691	7,228,725	(11,669,973)	(4,441,248)
Spectrum Income Trust	1,209,466,896	21,560,343	(154,752,334)	(133,191,991)
Strategic Bond Trust	884,744,361	6,768,123	(200,773,859)	(194,005,736)
Strategic Income Trust	651,204,121	15,981,455	(107,272,257)	(91,290,802)
Total Bond Market Index Trust A	891,183,828	22,288,164	(10,833,512)	11,454,652
Total Bond Market Index Trust B	162,027,587	6,771,417	(12,098,823)	(5,327,406)
Total Return Trust	2,932,075,722	68,308,894	(231,150,208)	(162,841,314)
Total Stock Market Index Trust	374,748,781	20,108,736	(127,551,741)	(107,443,005)
U.S. Government Securities Trust	493,952,615	8,274,829	(47,219,154)	(38,944,325)
U.S. High Yield Bond Trust	687,780,440	5,729,741	(129,424,407)	(123,694,666)
U.S. Large Cap Trust	280,417,460	3,368,940	(83,813,350)	(80,444,410)
U.S. Multi Sector Trust	822,196,801	5,166,276	(170,918,766)	(165,752,490)
Utilities Trust	176,753,697	1,583,134	(55,657,616)	(54,074,482)
Value Trust	238,927,959	2,226,365	(73,760,984)	(71,534,619)
Value & Restructuring Trust	323,007,497	2,343,869	(119,282,492)	(116,938,623)
Vista Trust	95,416,473	4,652,124	(4,492,950)	159,174

Foreign Currency Translation The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

FINANCIAL INSTRUMENTS

The Portfolios have adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires portfolios to disclose information intended to enable financial statement users to understand how and why the portfolios use derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to disclosure have been made in accordance with the Statement and incorporated for the current period as part of the Notes to the Portfolio of Investments included below.

Written Options Each Portfolio of the Trust described in this report, with the exception of Lifestyle Portfolios, Money Market Trust and Money Market Trust B, may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges shall be valued at their most recent sale price, or if no such sales are reported, at the calculated mean of the most recent bid and asked quotations, or if it is not possible to calculate a mean price, at the most recent bid quotation on the value date, in the case of purchased options, or at the most recent asked quotation on the value date, in the case of written options.

Option contracts traded in the OTC market shall be valued on the value date at prices supplied by an approved pricing service for such securities, if available, and otherwise shall be valued at the marked-to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (which may also be the counterparty), or using a Bloomberg pricing model which will take into account the terms of the option contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked -to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain or loss. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option. A Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked -to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following summarizes the Trusts’ use of option contracts and the contracts held as of March 31, 2009:

Capital Appreciation Value Trust
The Trust uses options to hedge against potential changes in securities markets.

				Number of
Portfolio	Name of Issuer	Strike Price	Expiration Date	Contracts	Premium	Value

Capital Appreciation Value
Trust	Written Calls

	Coca Cola Company	$47.50	Jan 2010	91	$25,480	($28,392)
	Exxon Mobil Corp	85.00	Jan 2010	68	68,136	(21,760)
	H.J. Heinz Company	40.00	Jan 2010	142	13,774	(14,200)
	Kellogg Company	45.00	Jan 2010	195	41,207	(18,525)
	Kraft Foods, Inc	27.50	Jan 2010	162	19,764	(10,530)
	Microsoft Corp	22.50	Jan 2010	434	77,911	(62,496)
	Pepsico, Inc	60.00	Jan 2010	75	17,580	(15,750)
	Procter & Gamble Company	60.00	Jan 2010	114	28,158	(15,048)

				1,281	$292,010	($186,701)

Core Allocation Plus Trust

The Trust uses options contracts to enhance potential gain.

Core Allocation Plus Trust	Written Calls

	Amada Company	$5.69	May 2009	11,000	$3,166	($3,548)

	Apple, Inc	100.00	Jul 2009	9	8,302	(12,690)
	BHP Billiton Ltd.	50.00	Aug 2009	56	17,192	(26,320)
	Cameco Corp	22.50	Sep 2009	153	18,819	(14,535)
	Companhia Vale Do Rio Doce	20.00	Sep 2009	158	22,436	(11,850)
	Corning, Inc	15.00	Aug 2009	83	5,638	(10,790)
	Corning, Inc	17.50	Jan 2010	42	4,536	(5,250)
	Corning, Inc	15.00	Jan 2010	53	3,392	(11,130)
	Electronic Arts, Inc	22.50	Sep 2009	89	11,748	(12,905)
	Google, Inc	390.00	Sep 2009	3	4,890	(7,530)
	Humana, Inc	50.00	Aug 2009	33	10,626	(495)
	Kawasaki Kisen	4.54	Aug 2009	19,000	5,392	(2,649)
	Lam Resh Corp	25.00	Jun 2009	23	2,323	(4,255)
	New Oriental Education & Technology Group,
	Inc	55.00	Jan 2010	19	9,690	(16,910)
	Nintendo Company Ltd.	330.59	May 2009	100	1,389	(808)
	Qualcomm, Inc	40.00	Jul 2009	36	5,616	(12,060)
	Shanda Interactive Entertainment Ltd.	35.00	Jun 2009	20	4,583	(14,800)
	Shanda Interactive Entertainment Ltd.	45.00	Jan 2010	67	20,117	(36,850)
	Shin Etsu Chemical Company	55.56	Sep 2009	1,700	7,874	(6,657)
	Sina Corp	27.50	Jun 2009	84	7,686	(14,280)
	Sina Corp	30.00	Sep 2009	62	8,268	(12,090)
	Sina Corp	35.00	Jan 2010	63	12,371	(10,237)
	Sohu.com, Inc	60.00	Jun 2009	11	3,432	(825)
	Sohu.com, Inc	70.00	Sep 2009	15	4,380	(1,500)
	Tencent Holdings Ltd.	6.97	May 2009	7,400	1,822	(6,363)
	Verisign, Inc	25.00	Jan 2010	57	13,661	(9,690)

				40,336	$219,349	($267,017)

Health Sciences Trust
The Trust uses options to hedge against potential changes in securities markets.

Health Sciences Trust	Written Calls

	Acorda Therapeutics, Inc.	$50.00	Jan 2010	17	$8,619	($425)
	Alexion Pharmaceuticals, Inc.	35.00	Apr 2009	46	6,532	(15,640)
	Alexion Pharmaceuticals, Inc.	45.00	May 2009	143	20,950	(15,015)
	Alexion Pharmaceuticals, Inc.	40.00	May 2009	23	2,921	(5,290)
	Alexion Pharmaceuticals, Inc.	45.00	Aug 2009	120	34,318	(34,200)
	Allergan, Inc.	60.00	Jan 2010	44	9,802	(11,000)
	Amerigroup Corp.	35.00	Jan 2010	72	19,584	(21,240)
	Amgen, Inc.	60.00	Apr 2009	35	19,552	(315)
	Amgen, Inc.	62.50	Apr 2009	47	4,674	(141)
	Amgen, Inc.	57.50	Apr 2009	71	16,823	(1,065)
	Amgen, Inc.	62.50	Jul 2009	71	19,361	(6,674)
	Baxter International, Inc.	70.00	Jan 2010	24	5,928	(2,100)
	Baxter International, Inc.	75.00	Jan 2010	24	3,768	(1,200)
	Biogen Idec, Inc.	70.00	Jan 2010	23	5,566	(5,566)
	BioMarin Pharmaceutical, Inc.	22.50	Apr 2009	62	6,089	(620)
	Celgene Corp.	65.00	Apr 2009	54	13,473	(378)
	Celgene Corp.	60.00	Apr 2009	46	7,392	(322)
	Celgene Corp.	70.00	Jul 2009	71	15,281	(1,065)
	Celgene Corp.	65.00	Jul 2009	47	9,259	(1,645)
	Cephalon, Inc.	85.00	May 2009	19	5,833	(380)
	Cephalon, Inc.	80.00	May 2009	48	6,576	(2,520)
	Cephalon, Inc.	75.00	May 2009	23	4,301	(3,105)

Cephalon, Inc.	90.00	Aug 2009	19	6,422	(1,045)
Cephalon, Inc.	85.00	Aug 2009	48	7,421	(5,280)
Cephalon, Inc.	80.00	Aug 2009	23	5,221	(4,830)
Cephalon, Inc.	90.00	Jan 2010	2	334	(315)
Community Health Systems, Inc.	22.50	Jun 2009	23	4,991	(632)
Covance, Inc.	50.00	May 2009	48	14,856	(960)
Covance, Inc.	55.00	May 2009	9	2,448	(135)
Covance, Inc.	45.00	May 2009	19	1,691	(855)
Covance, Inc.	50.00	Aug 2009	24	6,103	(2,040)
Covidien Ltd.	60.00	Apr 2009	11	2,442	(55)
Covidien Ltd.	45.00	Jan 2010	95	19,493	(9,737)
Cubist Pharmaceuticals, Inc.	20.00	May 2009	72	9,504	(2,160)
CVS Caremark Corp.	35.00	Jan 2010	96	18,432	(13,248)
Dentsply International, Inc.	30.00	Apr 2009	112	21,564	(1,680)
Dentsply International, Inc.	35.00	Jul 2009	40	4,280	(1,000)
Dentsply International, Inc.	35.00	Jan 2010	14	3,388	(1,365)
Gilead Sciences, Inc.	60.00	May 2009	95	19,942	(1,188)
Gilead Sciences, Inc.	55.00	May 2009	168	37,511	(8,064)
Gilead Sciences, Inc.	60.00	Aug 2009	96	20,008	(6,720)
Gilead Sciences, Inc.	55.00	Nov 2009	46	10,672	(12,466)
Gilead Sciences, Inc.	65.00	Jan 2010	144	37,728	(13,320)
Gilead Sciences, Inc.	60.00	Jan 2010	92	16,502	(16,502)
Humana, Inc.	45.00	May 2009	95	19,190	(950)
Humana, Inc.	35.00	May 2009	28	2,212	(2,128)
Humana, Inc.	50.00	Aug 2009	95	26,095	(1,425)
Humana, Inc.	30.00	Aug 2009	56	10,482	(19,040)
Illumina, Inc.	40.00	Jun 2009	23	5,393	(6,785)
Illumina, Inc.	50.00	Jan 2010	69	14,628	(18,630)
Intuitive Surgical, Inc.	115.00	Apr 2009	45	31,066	(6,750)
Intuitive Surgical, Inc.	150.00	Jul 2009	26	17,630	(2,886)
Intuitive Surgical, Inc.	110.00	Jul 2009	14	14,954	(11,200)
Intuitive Surgical, Inc.	200.00	Jan 2010	1	2,097	(35)
Laboratory Corp. of America Holdings	70.00	May 2009	72	7,344	(1,080)
Mckesson Corp.	60.00	Jan 2010	47	9,259	(1,293)
Medco Health Solutions, Inc.	55.00	Jul 2009	71	14,697	(3,550)
Medco Health Solutions, Inc.	60.00	Jan 2010	72	18,194	(9,000)
Medicines Company	30.00	Apr 2009	7	1,869	(70)
Medtronic, Inc.	37.50	May 2009	71	7,597	(1,420)
Medtronic, Inc.	45.00	Jan 2010	48	5,136	(3,360)
Merck & Company, Inc.	35.00	Jul 2009	73	7,446	(2,190)
Monsanto Company	100.00	Apr 2009	47	10,904	(1,175)
Monsanto Company	105.00	Apr 2009	47	6,909	(470)
Monsanto Company	110.00	Jul 2009	46	19,642	(7,590)
Monsanto Company	105.00	Jul 2009	23	5,106	(5,750)
Myriad Genetics, Inc.	21.25	May 2009	32	6,992	(19,520)
Schein Henry, Inc.	50.00	Apr 2009	43	8,518	(645)
St. Jude Medical, Inc.	45.00	Jan 2010	70	11,938	(15,750)
Stryker Corp.	40.00	Apr 2009	11	484	(165)
Stryker Corp.	50.00	Jun 2009	95	10,711	(950)
Teva Pharmaceutical Industries, Ltd.	45.00	Jun 2009	96	17,644	(23,712)
Teva Pharmaceutical Industries, Ltd.	50.00	Jun 2009	48	6,336	(3,600)
Unitedhealth Group, Inc.	35.00	Jun 2009	48	5,136	(480)
Vertex Pharmaceuticals, Inc.	40.00	Oct 2009	69	14,973	(13,110)
Wellpoint, Inc.	50.00	Jun 2009	95	18,240	(6,175)

Wellpoint, Inc.	60.00	Jan 2010	48	15,456	(7,200)
Wyeth	45.00	Jul 2009	170	24,559	(17,000)
Wyeth	50.00	Jan 2010	248	31,824	(16,120)
Xenoport, Inc.	40.00	Sep 2009	2	374	(35)

			4,577	$948,590	($464,742)

Written Puts

Abbott Labs	$50.00	May 2009	5	$2,985	($1,900)
Abbott Labs	60.00	Jan 2010	28	30,946	(41,300)
Abbott Labs	55.00	Jan 2010	14	11,268	(14,560)
Aetna, Inc.	25.00	Jan 2010	11	7,716	(6,380)
Alcon, Inc.	170.00	Jan 2010	26	67,972	(211,380)
Alcon, Inc.	180.00	Jan 2010	24	64,936	(219,120)
Alcon, Inc.	190.00	Jan 2010	20	61,585	(202,600)
Alexion Pharmaceuticals, Inc.	35.00	Aug 2009	5	3,135	(2,150)
Alexion Pharmaceuticals, Inc.	30.00	Aug 2009	9	3,393	(2,250)
Amerigroup Corp.	30.00	Jan 2010	40	29,153	(27,800)
Amerigroup Corp.	35.00	Jan 2010	30	29,785	(30,450)
Amerigroup Corp.	40.00	Jan 2010	30	38,676	(41,850)
Amgen, Inc.	60.00	Apr 2009	38	22,724	(38,570)
Amgen, Inc.	50.00	Jul 2009	5	2,535	(2,550)
Amgen, Inc.	60.00	Jan 2010	23	30,041	(32,200)
Amgen, Inc.	50.00	Jan 2010	24	17,448	(19,740)
Amgen, Inc.	55.00	Jan 2010	10	10,720	(11,100)
Amylin Pharmaceuticals, Inc.	25.00	Jan 2010	30	21,810	(41,700)
Amylin Pharmaceuticals, Inc.	20.00	Jan 2010	31	18,197	(28,210)
Baxter International, Inc.	70.00	Jan 2010	26	24,657	(50,960)
Baxter International, Inc.	75.00	Jan 2010	10	10,970	(24,350)
Baxter International, Inc.	50.00	Jan 2010	6	5,082	(3,540)
Becton, Dickinson & Company	70.00	Sep 2009	14	9,058	(10,850)
Biogen Idec, Inc.	40.00	Jan 2010	2	1,854	(760)
Biogen Idec, Inc.	45.00	Jan 2010	9	7,444	(4,860)
Bristol Myers Squibb Company	20.00	Jan 2010	22	9,614	(5,368)
Bristol Myers Squibb Company	25.00	Jan 2010	60	35,420	(35,400)
C.R. Bard, Inc.	80.00	Jan 2010	12	11,184	(10,140)
C.R. Bard, Inc.	70.00	Jan 2010	8	5,315	(3,760)
C.R. Bard, Inc.	75.00	Jan 2010	8	7,164	(5,160)
Cardinal Health, Inc.	45.00	Jan 2010	26	24,622	(36,660)
Catalyst Health Solutions, Inc.	20.00	Sep 2009	22	8,624	(6,930)
Celgene Corp.	70.00	Jan 2010	21	32,504	(54,600)
Celgene Corp.	50.00	Jan 2010	28	32,621	(30,800)
Celgene Corp.	55.00	Jan 2010	10	13,070	(14,450)
Centene Corp.	22.50	Jun 2009	44	24,068	(22,220)
Cephalon, Inc.	80.00	May 2009	6	6,762	(7,440)
Cephalon, Inc.	85.00	Aug 2009	9	11,313	(16,065)
Cephalon, Inc.	90.00	Jan 2010	9	15,543	(20,700)
Cephalon, Inc.	70.00	Jan 2010	5	4,985	(4,725)
Covidien Ltd.	50.00	Jan 2010	30	16,710	(51,000)
Covidien Ltd.	55.00	Jan 2010	50	41,358	(108,750)
CVS Caremark Corp.	30.00	Jan 2010	55	32,805	(30,525)
Davita, Inc.	50.00	Jan 2010	28	23,313	(25,480)
Edwards Lifesciences Corp.	55.00	Jan 2010	3	1,941	(1,395)
Elan Corp. PLC	25.00	Jan 2010	38	29,879	(69,920)

Elan Corp. PLC	30.00	Jan 2010	4	4,068	(9,340)
Elan Corp. PLC	20.00	Jan 2010	51	23,307	(68,340)
Eli Lilly & Company	40.00	Jan 2010	28	19,516	(26,740)
Express Scripts, Inc.	80.00	Jan 2010	19	24,892	(64,505)
Express Scripts, Inc.	55.00	Jan 2010	5	4,635	(6,575)
Forest Laboratories	40.00	Jan 2010	4	3,199	(7,220)
Genzyme Corp.	75.00	Jan 2010	14	19,658	(26,530)
Genzyme Corp.	50.00	Jan 2010	12	8,964	(6,120)
Gilead Sciences, Inc.	45.00	Nov 2009	9	5,312	(4,770)
Gilead Sciences, Inc.	60.00	Jan 2010	21	26,397	(31,920)
Gilead Sciences, Inc.	45.00	Jan 2010	30	19,410	(17,400)
Gilead Sciences, Inc.	40.00	Jan 2010	28	16,044	(10,780)
Humana, Inc.	45.00	May 2009	7	4,249	(13,265)
Humana, Inc.	45.00	Aug 2009	9	7,083	(17,235)
Humana, Inc.	30.00	Aug 2009	14	6,158	(9,800)
Illumina, Inc.	45.00	Jan 2010	39	45,591	(44,850)
Illumina, Inc.	30.00	Jan 2010	14	10,008	(5,250)
Illumina, Inc.	35.00	Jan 2010	14	10,738	(8,190)
Intuitive Surgical, Inc.	200.00	Jan 2010	5	22,835	(52,175)
Intuitive Surgical, Inc.	120.00	Jan 2010	9	32,463	(30,780)
Laboratory Corp. of America Holdings	60.00	Jan 2010	29	20,701	(19,575)
Laboratory Corp. of America Holdings	55.00	Jan 2010	9	5,373	(4,185)
Life Technologies Corp.	35.00	Jan 2010	13	8,086	(8,086)
Mckesson Corp.	45.00	Jan 2010	14	9,338	(17,010)
Mckesson Corp.	40.00	Jan 2010	14	9,428	(12,110)
Medco Health Solutions, Inc.	55.00	Jan 2010	29	35,513	(44,660)
Medco Health Solutions, Inc.	35.00	Jan 2010	5	3,485	(1,950)
Medco Health Solutions, Inc.	45.00	Jan 2010	14	11,146	(11,970)
Medicines Company	25.00	Apr 2009	20	8,340	(28,400)
Medtronic, Inc.	30.00	Jan 2010	34	21,453	(18,020)
Medtronic, Inc.	35.00	Jan 2010	28	21,290	(23,240)
Merck & Company, Inc.	20.00	Jan 2010	22	7,854	(3,960)
Monsanto Company	70.00	Jul 2009	5	4,235	(2,600)
Monsanto Company	140.00	Jan 2010	55	201,856	(320,650)
Monsanto Company	120.00	Jan 2010	15	42,855	(61,875)
Monsanto Company	70.00	Jan 2010	11	20,757	(10,780)
Monsanto Company	85.00	Jan 2010	29	51,588	(49,155)
Mylan, Inc.	15.00	Jan 2010	9	4,113	(3,015)
Pfizer, Inc.	17.50	Jan 2010	138	53,990	(66,240)
Schein Henry, Inc.	40.00	Apr 2009	21	7,367	(2,520)
Schein Henry, Inc.	60.00	Jan 2010	11	13,257	(22,330)
Schein Henry, Inc.	30.00	Jan 2010	5	2,635	(937)
Schein Henry, Inc.	35.00	Jan 2010	3	1,281	(1,005)
Schering-Plough Corp.	15.00	Jan 2010	31	11,695	(1,240)
Schering-Plough Corp.	20.00	Jan 2010	46	9,026	(6,555)
Schering-Plough Corp.	25.00	Jan 2010	46	14,614	(16,560)
Sepracor, Inc.	15.00	Jan 2010	28	14,021	(8,470)
St. Jude Medical, Inc.	35.00	Jan 2010	33	19,371	(15,345)
Stericycle, Inc.	50.00	Aug 2009	5	2,910	(2,900)
Stryker Corp.	35.00	Jan 2010	37	18,659	(20,720)
Teva Pharmaceutical Industries, Ltd.	45.00	Jun 2009	33	9,131	(8,085)
Teva Pharmaceutical Industries, Ltd.	40.00	Jan 2010	28	12,796	(7,280)
United Therapeutics Corp.	60.00	Jan 2010	6	9,436	(6,990)
Unitedhealth Group, Inc.	30.00	Jun 2009	10	6,970	(9,300)

	Valeant Pharmaceuticals International	20.00	Jan 2010	26	15,002	(12,090)
	Vertex Pharmaceuticals, Inc.	20.00	Jan 2010	14	7,658	(3,885)
	Vertex Pharmaceuticals, Inc.	35.00	Jan 2016	10	8,970	(10,450)
	WellPoint, Inc.	30.00	Jan 2010	8	4,456	(2,840)
	Wright Medical Group, Inc.	15.00	Aug 2009	21	7,287	(6,825)
	Wyeth	45.00	Jul 2009	24	9,048	(7,680)
	Wyeth	50.00	Jan 2010	39	29,710	(31,200)
	Wyeth	45.00	Jan 2010	30	18,210	(13,800)
	Zimmer Holdings, Inc.	70.00	Jan 2010	8	7,416	(26,640)
	Zimmer Holdings, Inc.	40.00	Jan 2010	10	7,270	(7,100)

				2,326	$2,047,029	($3,054,631)

Total Return Trust
The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Total Return Trust	Written Calls

	Fannie Mae	$102.00	Apr 2009	4,000,000	($25,625)	($159)

				4,000,000	($25,625)	($159)

Options on Exchange-Traded Futures Contracts

Global Bond Trust
The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

				Number of
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Global Bond Trust	Written Calls

	U.S.Treasury 10-Year Note Futures	$127.00	Apr 2009	104	$45,240	($19,500)
	U.S.Treasury 10-Year Note Futures	128.00	May 2009	49	9,065	(11,484)

				153	$54,305	($30,984)

	Written Puts

	Eurodollar Futures	$98.50	Jun 2009	204	$88,290	($20,400)
	Eurodollar Futures	97.25	Jun 2009	493	317,967	(9,244)
	U.S.Treasury 10-Year Note Futures	119.00	May 2009	49	17,487	(10,719)

				746	$423,744	($40,363)

Real Return Bond Trust
The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Real Return Bond Trust	Written Calls

	U.S.Treasury 10-Year Note Futures	$128.00	May 2009	102	$23,229	($23,906)

				102	$23,229	($23,906)

	Written Puts

	Eurodollar Futures	$98.50	Sep 2009	38	$11,780	($8,312)
	U.S.Treasury 10-Year Note Futures	119.00	May 2009	102	33,495	(22,313)

				140	$45,275	($30,625)

Strategic Bond Trust
The Trust uses options contracts to enhance potential gain, manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and foreign currencies and maintain of liquidity and portfolio.

Strategic Bond Trust	Written Calls

	U.S.Treasury 10-Year Note Futures	$124.00	May 2009	28	$26,562	($42,000)
	U.S.Treasury 10-Year Note Futures	125.00	May 2009	12	10,071	(12,188)
	U.S.Treasury 10-Year Note Futures	127.00	May 2009	29	19,807	(12,234)

	U.S.Treasury 30-Year Bond Futures	131.00	May 2009	25	81,450	(55,859)

				94	$137,890	($122,281)
	Written Puts

	Eurodollar Futures	$98.75	Jun 2009	47	$22,701	($9,106)
	U.S.Treasury 5-Year Note Futures	116.00	Apr 2009	27	16,753	(1,055)
	U.S.Treasury 5-Year Note Futures	116.00	May 2009	111	87,524	(13,008)
	U.S.Treasury 10-Year Note Futures	119.00	May 2009	29	45,182	(6,344)
	U.S.Treasury 10-Year Note Futures	124.00	May 2009	29	36,573	(41,234)

				243	$208,733	($70,747)

Total Return Trust
The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Total Return Trust	Written Calls

	U.S.Treasury 10-Year Note Futures	$126.00	May 2009	32	$23,014	($21,500)
	U.S.Treasury 10-Year Note Futures	128.00	May 2009	269	67,156	(63,047)

				301	$90,170	($84,547)

	Written Puts

	Eurodollar Futures	$98.50	Jun 2009	71	$24,323	($7,100)
	U.S.Treasury 10-Year Note Futures	122.00	May 2009	51	33,341	(35,859)
	U.S.Treasury 10-Year Note Futures	119.00	May 2009	250	121,203	(54,688)

				372	$178,867	($97,647)

U.S. Government Securities Trust
The Trust uses options contracts to enhance potential gain, manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and foreign currencies and maintain diversity and liquidity of the portfolio.

U.S. Government Securities
Trust	Written Calls

	Eurodollar Futures	$97.625	Sep 2009	186	$144,320	($606,825)

				186	$144,320	($606,825)

Interest Rate Swaptions

Global Bond Trust

The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

				Pay/Receive	Exercise	Expiration		Notional
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Floating Rate	Rate	Date		Amount	Premium	Value

Global Bond Trust	Written Calls

	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.29%	Jul 2009	USD	26,100,000	$878,004	($3,749,622)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	24,800,000	667,960	(4,126,494)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	1,500,000	7,350	(94)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	1,400,000	7,350	(88)
	7-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-EURIBOR	Receive	5.29%	Jun 2009	EUR	12,500,000	166,152	(1,107,846)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	18,700,000	506,770	(3,111,510)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	17,600,000	538,874	(2,100,810)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	8,200,000	227,345	(1,364,405)

								110,800,000	$2,999,805	($15,560,869)

	Written Puts

	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-EURIBOR	Receive	5.29%	Jun 2009	EUR	12,500,000	$166,152	-
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	15,000,000	114,275	($24,765)

	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	2,000,000	14,250	(3,302)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	1,000,000	9,500	(1,651)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	6,700,000	15,182	(1,229)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.10%	May 2009	USD	3,700,000	15,417	(15,417)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	1,500,000	11,250	(92)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	1,400,000	10,220	(86)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6 Month EUR-EURIBOR	Receive	4.00%	Jun 2009	EUR	5,700,000	60,390	(2,334)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	36,800,000	169,280	($14,253)

								86,300,000	$585,916	($63,129)

Real Return Bond Trust
The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Real Return Bond Trust	Written Calls

	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	3.50%	May 2009	USD	10,300,000	216,300	($596,603)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	220,115	(1,010,757)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(1,010,757)
	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	6,500,000	6,825	(406)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	May 2009	USD	6,000,000	150,900	(347,536)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	4,700,000	27,550	(294)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	2,100,000	4,200	(131)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	1,500,000	49,095	(164,811)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	800,000	24,494	(95,492)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	300,000	7,530	(25,273)

								46,200,000	$932,059	($3,252,060)

	Written Puts

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	21,400,000	74,900	($8,288)
	2-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	19,100,000	77,355	(21,793)
	5-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	9,600,000	88,320	(15,850)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	8,600,000	58,038	(14,199)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	220,115	(22,810)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(22,810)
	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	6,500,000	51,350	(398)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	5,600,000	39,760	(9,246)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	4,700,000	12,527	(288)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	2,700,000	25,650	(4,458)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	2,100,000	10,920	(129)

								94,300,000	$883,985	($120,269)

Total Return Trust
The Trust uses options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Total Return Trust	Written Calls

	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	8,000,000	16,000	($500)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	7,500,000	23,950	(469)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	3,000,000	2,700	(187)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	2,000,000	11,000	(125)

								20,500,000	$53,650	($1,281)

	Written Puts

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	28,000,000	104,700	($10,844)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	19,000,000	86,000	(4,980)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	15,500,000	121,237	(25,591)
	5-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	10,000,000	94,600	(16,510)

5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	9,000,000	61,350	(14,859)
7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	8,000,000	41,600	(490)
2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	8,000,000	34,700	(9,128)
7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	7,500,000	40,300	(460)
7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	7,500,000	38,800	(2,905)
5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	7,000,000	65,800	(11,557)
2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	6,000,000	24,300	(6,846)
2-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	6,000,000	24,900	(6,846)
5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	5,500,000	39,050	(9,080)
5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	3,500,000	33,250	(5,778)
7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	3,000,000	15,300	(184)
2-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	2,500,000	10,750	(2,852)
7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	2,000,000	9,175	(123)
7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6 Month EUR-EURIBOR	Receive	5.31%	Jun 2009	EUR	500,000	5,714	(205)

							148,500,000	$851,526	($129,238)

Foreign Currency Options

High Income Trust

The Trust primarily uses foreign currency options to hedge against anticipated currency exchange rates. In addition, the Trust uses the contracts to maintain the diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Notional Amount	Premium	Value

High Income Trust	Written Calls

	U.S. Dollar vs. Canadian
	Dollar	$1.30	Apr 2010	102,000,000	$1,785,000	($4,979,232)
	U.S. Dollar vs. Canadian
	Dollar	1.30	Apr 2010	102,000,000	1,881,900	(4,979,232)

				204,000,000	$3,666,900	($9,958,464)

Strategic Income Trust
The Trust primarily uses foreign currency options to hedge against anticipated currency exchange rates. In addition, the Trust uses the contracts to enhance potential gain, gain exposure to foreign currencies and maintain the diversity and liquidity of the portfolio.

Strategic Income Trust	Written Calls

	U.S. Dollar vs. Canadian
	Dollar	$1.30	Feb 2010	11,900,000	$297,500	($546,496)
	U.S. Dollar vs. Canadian
	Dollar	1.30	Apr 2010	11,660,000	306,658	(569,195)

				23,560,000	$604,158	($1,115,691)

	Written Puts

	Euro vs. Canadian Dollar	CAD 1.645	Apr 2009	23,852,500	$238,227	($379,638)
	Euro vs. Canadian Dollar	1.65	Apr 2009	23,925,000	209,232	(383,487)

				47,777,500	$447,459	($763,125)

Futures All Portfolios of the Trust described in this report, with the exception of Lifestyle Portfolios, Money Market Trust and Money Market Trust B, may purchase and sell financial futures contracts and options on those contracts. A Portfolio uses futures contracts to manage against a decline in the value of securities owned by the Portfolio. When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin..

The following summarizes the Trusts’ use of futures contracts and the contracts held as of March 31, 2009:

500 Index Trust
The Trust uses futures contracts to gain exposure to certain securities markets.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

500 Index Trust	S&P 500 Index Futures	283	Long	Jun 2009	$56,232,100	$7,387,698

						$7,387,698

500 Index Trust B
The Trust uses futures contracts to gain exposure to certain securities markets.

500 Index Trust B	S&P 500 Index Futures	71	Long	Jun 2009	$14,107,700	$2,051,033

						$2,051,033

All Cap Core Trust
The Trust uses equity index futures to equitize cash while keeping transaction costs low.

All Cap Core Trust	Russell 2000 Mini Index Futures	395	Long	Jun 2009	$16,641,350	$1,107,995
	S&P 500 E-Mini Index Futures	521	Long	Jun 2009	20,704,540	119,907

						$1,227,902

Core Allocation Plus Trust
The Trust uses futures to gain exposure to certain securities markets, manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Core Allocation Plus Trust	2-Year German Euro-SCHATZ Futures	7	Long	Jun 2009	$1,007,165	($674)
	5-Year German Euro-BOBL Futures	9	Long	Jun 2009	1,393,814	(1,675)
	10-Year German Euro-BUND Futures	25	Long	Jun 2009	4,132,942	19,214
	Dow Jones Euro STOXX 50 Index Futures	48	Long	Jun 2009	1,270,992	(32,200)
	FTSE 100 Index Futures	11	Long	Jun 2009	613,183	(819)
	MSCI EAFE E-Mini Index Futures	94	Long	Jun 2009	4,883,300	219,473
	S&P 500 E-Mini Index Futures	114	Long	Jun 2009	4,530,360	68,789
	S&P/TSE 60 Index Futures	6	Long	Jun 2009	500,635	8,798
	Topix Index Futures	7	Long	Jun 2009	549,477	(28,433)
	U.S. Treasury 10-Year Note Futures	3	Long	Jun 2009	372,234	11,031
	S&P 500 E-Mini Index Futures	13	Short	Jun 2009	516,620	(27,363)
	U.S. Treasury 10-Year Note Futures	5	Short	Jun 2009	620,391	5,254

						$241,395

Global Allocation Trust
The Trust uses futures contracts to enhance potential gain, hedge against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and maintain the diversity and liquidity of the portfolio.

Global Allocation Trust	10-Year German Euro-BUND Futures	24	Long	Jun 2009	$3,967,625	$31,568
	AEX Index Futures	27	Long	Apr 2009	1,548,962	49,504
	Dow Jones Euro STOXX 50 Index Futures	174	Long	Jun 2009	4,607,346	92,989
	FTSE 100 Index Futures	85	Long	Jun 2009	4,738,233	116,474
	Nikkei 225 Index Futures	30	Long	Jun 2009	2,460,979	269,738
	S&P 500 Index Futures	60	Long	Jun 2009	11,922,000	1,161,540
	S&P/MIB 40 Index Futures	17	Long	Jun 2009	1,742,299	164,520
	SGX 10-Year Japan Government Bond Mini Futures	21	Long	Jun 2009	2,927,504	(24,398)

	U.K. Long Gilt Bond Futures	5	Long	Jun 2009	883,939	14,348
	ASX SPI 200 Index Futures	20	Short	Jun 2009	1,239,809	(72,056)
	DAX Index Futures	12	Short	Jun 2009	1,634,975	(19,630)
	Hang Seng Stock Index Futures	5	Short	Apr 2009	437,256	4,290
	S&P/TSE 60 Index Futures	29	Short	Jun 2009	2,419,734	(83,492)
	U.S. Treasury 5-Year Note Futures	214	Short	Jun 2009	25,415,844	(406,266)

						$1,299,129

Global Bond Trust
The Trust uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

Global Bond Trust	3-Month EURIBOR Futures	34	Long	Mar 2010	$11,122,574	$10,728
	3-Month EURIBOR Futures	136	Long	Jun 2010	44,402,210	99,526
	3-Month EURIBOR Futures	183	Long	Dec 2010	59,455,330	47,346
	3-Month EURIBOR Futures	244	Long	Sep 2010	79,488,542	95,142
	3-Month EURIBOR Futures	42	Long	Mar 2011	13,618,980	-
	5-Year German Euro-BOBL Futures	450	Long	Jun 2009	69,690,715	300,742
	5-Year German Euro-BOBL Futures	407	Long	May 2009	2,704	-
	5-Year German Euro-BOBL Futures	201	Long	May 2009	1,335	-
	5-Year German Euro-BOBL Futures	67	Long	May 2009	445	-
	10-Year German Euro-BUND Futures	172	Long	Jun 2009	28,434,644	171,510
	10-Year German Euro-BUND Futures	91	Long	Apr 2009	1,209	-
	10-Year German Euro-BUND Futures	168	Long	May 2009	2,232	-
	10-Year Japan Government Bond Futures	7	Long	Jun 2009	9,769,662	(88,094)
	U.K. Long Gilt Bond Futures	92	Long	Jun 2009	16,264,483	199,468
	U.S. Treasury 10-Year Note Futures	30	Long	Jun 2009	3,722,344	6,563

						$842,931

International Core Trust
The Trust uses futures contracts to enhance potential gain, hedge against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

International Core Trust	CAC 40 Index Futures	57	Long	Apr 2009	$2,126,125	$41,708
	DAX Index Futures	94	Long	Jun 2009	12,807,305	163,604
	FTSE 100 Index Futures	22	Long	Jun 2009	1,226,366	32,424
	S&P/MIB 40 Index Futures	101	Long	Jun 2009	10,351,308	1,214,851
	Topix Index Futures	117	Long	Jun 2009	9,184,119	697,686
	ASX SPI 200 Index Futures	13	Short	Jun 2009	805,876	(38,592)
	Hang Seng Stock Index Futures	63	Short	Apr 2009	5,509,432	127,254
	IBEX 35 Index Futures	73	Short	Apr 2009	7,558,744	(215,954)
	S&P/TSE 60 Index Futures	153	Short	Jun 2009	12,766,180	(387,925)

						$1,635,056

International Equity Index Trust A
The Trust uses futures contracts to gain exposure to certain securities markets.

International Equity Index Trust A	AEX Index Futures	4	Long	Apr 2009	$229,476	$5,427
	ASX SPI 200 Index Futures	30	Long	Jun 2009	1,859,713	92,613
	CAC 40 Index Futures	84	Long	Jun 2009	3,019,403	60,521
	DAX Index Futures	15	Long	Jun 2009	2,043,719	28,114
	FTSE 100 Index Futures	58	Long	Jun 2009	3,233,147	75,015
	Hang Seng Stock Index Futures	16	Long	Apr 2009	1,399,221	(32,613)
	IBEX 35 Index Futures	12	Long	Apr 2009	1,242,533	35,150

	MSCI Taiwan Index Futures	411	Long	Apr 2009	7,952,850	(260,113)
	OMX 30 Index Futures	165	Long	Apr 2009	1,294,301	(18,925)
	S&P/MIB 40 Index Futures	12	Long	Jun 2009	1,229,858	141,376
	S&P/TSE 60 Index Futures	17	Long	Jun 2009	1,418,464	64,879
	Topix Index Futures	57	Long	Jun 2009	4,474,314	418,114

						$609,558

International Equity Index Trust B
The Trust uses futures contracts to gain exposure to certain securities markets.

International Equity Index Trust B	AEX Index Futures	7	Long	Apr 2009	$401,583	$9,497
	ASX SPI 200 Index Futures	29	Long	Jun 2009	1,797,723	89,803
	CAC 40 Index Futures	74	Long	Jun 2009	2,659,950	53,316
	DAX Index Futures	11	Long	Jun 2009	1,498,727	20,617
	FTSE 100 Index Futures	82	Long	Jun 2009	4,571,001	106,057
	Hang Seng Stock Index Futures	13	Long	Apr 2009	1,136,867	(27,097)
	IBEX 35 Index Futures	11	Long	Apr 2009	1,138,989	32,221
	MSCI Taiwan Index Futures	116	Long	Apr 2009	2,244,600	(70,598)
	OMX 30 Index Futures	130	Long	Apr 2009	1,019,752	(24,400)
	S&P/MIB 40 Index Futures	9	Long	Jun 2009	922,394	106,032
	S&P/TSE 60 Index Futures	26	Long	Jun 2009	2,169,416	99,226
	Topix Index Futures	68	Long	Jun 2009	5,337,778	514,310

						$908,984

Investment Quality Bond Trust
The Trust uses futures contracts to manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

Investment Quality Bond Trust	10-Year German Euro-BUND Futures	107	Long	Jun 2009	$17,688,993	$126,806
	U.S. Treasury 5-Year Note Futures	39	Short	Jun 2009	4,631,859	(79,014)
	U.S. Treasury 10-Year Note Futures	90	Short	Jun 2009	11,167,031	(74,435)

						($26,643)

Mid Cap Index Trust
The Trust uses futures contracts to gain exposure to certain securities markets.

Mid Cap Index Trust	S&P Midcap 400 E-Mini Index Futures	448	Long	Jun 2009	$21,857,920	$2,575,988

						$2,575,988

Mid Cap Intersection Trust
The Trust uses futures contracts to gain exposure to certain securities markets.

Mid Cap Intersection Trust	S&P Midcap 400 E-Mini Index Futures	1	Long	Jun 2009	$48,790	($1,122)

						($1,122)

Optimized Value
The Trust uses futures contracts to hedge cash flows against market movements.

Optimized Value Trust	S&P 500 E-Mini Index Futures	230	Long	Jun 2009	$9,140,200	($21,360)

						($21,360)

Real Return Bond Trust

The Trust uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

Real Return Bond Trust	3-Month EURIBOR Futures	93	Long	Sep 2009	$30,497,647	$901,987
	3-Month EURIBOR Futures	93	Long	Dec 2009	30,446,679	868,008
	3-Month EURIBOR Futures	47	Long	Mar 2010	15,375,323	5,464
	3-Month EURIBOR Futures	47	Long	Jun 2010	15,344,881	6,244
	3-Month EURIBOR Futures	46	Long	Sep 2010	14,985,545	6,876
	3-Month Sterling Futures	152	Long	Jun 2009	26,880,478	1,172,272
	3-Month Sterling Futures	115	Long	Jun 2010	20,217,573	14,277
	Eurodollar Futures	369	Long	Jun 2009	91,235,250	1,986,300
	Eurodollar Futures	612	Long	Sep 2009	151,324,650	4,498,525
	Eurodollar Futures	498	Long	Mar 2010	122,881,500	2,494,675
	Eurodollar Futures	19	Long	Jun 2010	4,680,888	51,062
	Eurodollar Futures	296	Long	Dec 2009	73,078,700	1,838,275

						$13,843,965

Small Cap Index Trust
The Trust uses futures contracts to gain exposure to certain securities markets.

Small Cap Index Trust	Russell 2000 Mini Index Futures	210	Long	Jun 2009	$8,847,300	$654,874

						$654,874

Smaller Company Growth Trust
The Trust uses futures contracts to gain exposure to certain securities markets.

Smaller Company Growth Trust	Russell 2000 Mini Index Futures	11	Long	Jun 2009	$463,430	$64,361

						$64,361

Spectrum Income Trust
The Trust uses futures contracts to hedge against anticipated interest rate and currency exchange rates.

Spectrum Income Trust	2-Year German Euro-SCHATZ Futures	40	Long	Jun 2009	$5,755,229	($6,377)
	5-Year German Euro-BOBL Futures	30	Long	Jun 2009	4,646,048	(3,189)
	10-Year German Euro-BUND Futures	3	Long	Jun 2009	495,953	4,663
	U.S. Treasury 10-Year Note Futures	24	Long	Jun 2009	2,977,875	(3,078)
	U.S. Treasury 30-Year Bond Futures	5	Long	Jun 2009	648,516	21,450
	Eurodollar Futures	27	Short	Jun 2009	4,483,013	(240,745)
	U.S. Treasury 2-Year Note Futures	7	Short	Jun 2009	1,525,213	(7,334)
	U.S. Treasury 5-Year Note Futures	23	Short	Jun 2009	2,731,609	(15,528)
	U.S. Treasury 10-Year Note Futures	14	Short	Jun 2009	1,737,094	(39,917)
	U.S. Treasury 30-Year Bond Futures	9	Short	Jun 2009	1,167,328	1,792

						($288,263)

Strategic Bond Trust
The Trust uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Strategic Bond Trust	10-Year German Euro-BUND Futures	4	Long	Jun 2009	$661,271	$2,280
	Eurodollar Futures	85	Long	Jun 2009	21,016,250	351,089
	Eurodollar Futures	152	Long	Sep 2009	37,583,900	86,510
	Eurodollar Futures	13	Long	Mar 2010	3,207,750	5,841
	Eurodollar Futures	12	Long	Sep 2010	2,951,550	996
	U.S. Treasury 5-Year Note Futures	949	Long	Jun 2009	112,708,578	1,353,058
	U.S. Treasury 30-Year Bond Futures	73	Long	Jun 2009	9,468,328	245,687

	U.S. Treasury 10-Year Note Futures	56	Short	Jun 2009	6,948,375	(117,283)

						$1,928,178

Total Return Trust
The Trust uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rates and maintain diversity and liquidity of the portfolio.

Total Return Trust	3-Month EURIBOR Futures	74	Long	Jun 2009	$24,270,632	$969,098
	3-Month Sterling Futures	50	Long	Dec 2009	8,825,224	289,158
	3-Month Sterling Futures	547	Long	Jun 2009	96,734,353	4,234,599
	Eurodollar Futures	23	Long	Jun 2010	5,666,338	143,750
	Eurodollar Futures	23	Long	Sep 2010	5,657,138	149,337
	Eurodollar Futures	547	Long	Mar 2010	134,972,250	3,153,775
	Eurodollar Futures	751	Long	Dec 2009	185,412,513	3,919,475
	Eurodollar Futures	907	Long	Sep 2009	224,267,088	4,834,300
	Eurodollar Futures	1,634	Long	Jun 2009	404,006,500	8,438,275
	U.S. Treasury 5-Year Note Futures	1,112	Long	Jun 2009	132,067,375	1,795,039
	U.S. Treasury 10-Year Note Futures	93	Long	Jun 2009	11,539,266	287,719

						$28,214,525

Total Stock Market Index Trust
The Trust uses futures contracts to gain exposure to certain securities markets.

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	51	Long	Jun 2009	$2,148,630	$210,866
	S&P 500 Index Futures	80	Long	Jun 2009	15,896,000	1,177,189
	S&P Midcap 400 E-Mini Index Futures	37	Long	Jun 2009	1,805,230	163,002

						$1,551,057

U.S. Government Securities Trust
The Trust uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate or currency exchange rates, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

U.S. Government Securities Trust	Eurodollar Futures	145	Long	Jun 2010	$35,722,563	$218,448
	Eurodollar Futures	60	Long	Mar 2011	14,704,500	37,230
	Eurodollar Futures	41	Long	Mar 2010	10,116,750	20,316
	Eurodollar Futures	93	Long	Sep 2009	22,995,413	556,722
	Eurodollar Futures	93	Long	Sep 2010	22,874,513	125,132
	U.S. Treasury 2-Year Note Futures	117	Long	Jun 2009	25,493,203	113,395
	U.S. Treasury 5-Year Note Futures	1,205	Long	Jun 2009	143,112,578	1,703,671
	U.S. Treasury 10-Year Note Futures	601	Short	Jun 2009	74,570,953	(1,589,093)
	U.S. Treasury 30-Year Bond Futures	76	Short	Jun 2009	9,857,438	(174,397)

						$1,011,424

U.S. Multi Sector Trust
The Trust uses futures contracts to hedge against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

U.S. Multi Sector Trust	S&P 500 E-Mini Index Futures	456	Long	Jun 2009	$18,121,713	$666,570

						$666,570

Swap Contracts All Portfolios of the Trust described in this report, with the exception of Lifestyle Portfolios, may enter interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, or to enhance the Portfolio’s income. Swap agreements are privately negotiated agreements between a Portfolio and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the Portfolio will hold cash or identify securities equal to the net amount, if any, of the Portfolio’s obligations, with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Upfront payments made/received by the Portfolio represent payments to compensate for differences between the stated terms of the swap agreement and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Certain Portfolios are parties to International Swap Dealers Association, Inc. Master Agreements (ISDA Master Agreements) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Portfolios and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the Portfolios and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Portfolio’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Portfolios. Due to declines in net assets of certain Portfolios during the period ended March 31, 2009, one or more counterparties currently may be entitled to terminate early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Portfolios post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

Interest Rate Swap Agreements Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net receivable or payable under the swap contracts on a periodic basis.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

The following summarizes the Trusts’ use of interest rate swaps and the contracts held as of March 31, 2009:

Global Bond Trust

The Trust uses interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and as a substitute for securities purchased.

							Unamortized	Unrealized
					Payments Received by	Maturity	Upfront Payment	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Payments Made by Fund	Fund	Date	Paid (Received)	(Depreciation)	Market Value

Global Bond
Trust
	Bank of America N.A.	2,500,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	($24,239)	($236,490)	($260,729)
	Barclays Bank PLC	2,400,000	GBP	6 Month LIBOR	Fixed 3.500%	Sep 2016	20,263	(19,435)	828
	Barclays Bank PLC	2,500,000	EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	-	58,036	58,036
	Barclays Bank PLC	23,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	119,890	(8,043,898)	(7,924,008)
	BNP Paribas	18,400,000	EUR	6 Month EURIBOR	Fixed 3.000%	Sep 2011	279,242	185,043	464,285
	Citibank N.A.	4,100,000	CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(124,070)	(525,259)	(649,329)
	Citibank N.A.	5,500,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	60,166	160,606	220,772
	Deutsche Bank AG	75,200,000	AUD	3 Month BBR-BBSW	Fixed 4.500%	Jun 2012	30,582	(231,731)	(201,149)
	Deutsche Bank AG	2,300,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(9,943)	96,006	86,063
	Deutsche Bank AG	1,300,000	CAD	Fixed 4.500%	6 Month BA	Sep 2037	(14,474)	(163,278)	(177,752)
	Goldman Sachs	54,000,000	SEK	6 Month STIBOR	Fixed 4.500%	Mar 2014	(55,719)	671,028	615,309
	Goldman Sachs	22,500,000	EUR	6 Month EURIBOR	Fixed 3.000%	Sep 2014	25,193	170,242	195,435
	JP Morgan Chase Bank	10,600,000	EUR	6 Month EURIBOR	Fixed 3.000%	Sep 2011	(1,253)	268,722	267,469
	JP Morgan Chase Bank	8,100,000	AUD	3 Month BBR-BBSW	Fixed 5.000%	Dec 2011	11,937	13,416	25,353
	Merrill Lynch Capital Services, Inc.	900,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	(5,940)	(88,089)	(94,029)
	Morgan Stanley Capital Services Inc.	1,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	32,545	(445,971)	(413,426)
	The Royal Bank of Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	42,563	42,563
	The Royal Bank of Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	41,306	41,306
	The Royal Bank of Scotland PLC	7,240,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2013	1,951,451	(205,279)	1,746,172
	The Royal Bank of Scotland PLC	1,130,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Jun 2018	222,140	(220)	221,920
	The Royal Bank of Scotland PLC	200,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(9,350)	16,834	7,484

							$2,508,421	($8,235,848)	($5,727,427)

Investment Quality Bond

The Fund uses interest rate swaps in order to hedge against anticipated interest rate changes and to manage the duration of the portfolio.

Investment
Quality Bond
Trust
JP Morgan Chase Bank	5,100,000	USD	Fixed 4.3175%	3 Month LIBOR	Dec 2028	-	($887,884)	($887,884)
JP Morgan Chase Bank	2,100,000	USD	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	(70,228)	(70,228)

						-	($958,112)	($958,112)

Real Return Bond Trust
The Trust uses interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and as a substitute for securities purchased.

Real Return
Bond Trust
Barclays Bank PLC	3,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	($4,831)	$52,867	$48,036
Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	-	95,980	95,980
Barclays Bank PLC	16,666,265	BRL	CDI	Fixed 10.680%	Jan 2012	(143,975)	(41,518)	(185,493)
Barclays Bank PLC	300,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	6,252	6,252
Barclays Bank PLC	800,000	EUR	FRCPXTOB	Fixed 1.980%	Apr 2012	-	16,020	16,020
Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.070%	Sep 2012	-	42,088	42,088
Barclays Bank PLC	3,400,000	EUR	FRCPXTOB	Fixed 2.138%	Jan 2016	-	19,682	19,682
Barclays Bank PLC	3,700,000	GBP	UKRPI	Fixed 3.250%	Dec 2017	13,611	171,520	185,131
Barclays Bank PLC	4,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(44,609)	(1,100,217)	(1,144,826)
Barclays Bank PLC	4,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	-	(1,446,905)	(1,446,905)
BNP Paribas	2,000,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	-	92,687	92,687
BNP Paribas	2,600,000	EUR	FRCPXTOB	Fixed 2.040%	Feb 2011	-	107,784	107,784
BNP Paribas	4,500,000	EUR	FRCPXTOB	Fixed 1.988%	Dec 2011	-	110,174	110,174
Citibank N.A	15,000,000	EUR	FRCPXTOB	Fixed 2.110%	Nov 2012	-	267,066	267,066
Citibank N.A	13,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	-	(3,060,246)	(3,060,246)
Citibank N.A	8,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	-	(2,756,009)	(2,756,009)
Credit Suisse International	3,400,000	USD	3 month LIBOR	Fixed 4.000%	Jun 2010	22,950	71,116	94,066
Credit Suisse International	6,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(106,251)	553,730	447,479
Credit Suisse International	3,800,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2024	(532,412)	167,124	(365,288)
Credit Suisse International	1,700,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(104,040)	167,652	63,612
Deutsche Bank AG	10,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(2,663)	387,533	384,870
Deutsche Bank AG	18,700,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2010	175,195	925,766	1,100,961
Deutsche Bank AG	5,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2021	285,851	(1,367,072)	(1,081,221)
Deutsche Bank AG	500,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(394)	19,103	18,709
Goldman Sachs	10,800,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(18,774)	769,554	750,780
Goldman Sachs	3,200,000	GBP	UKRPI	Fixed 3.110%	Jan 2018	-	106,739	106,739
JP Morgan Chase Bank	2,000,000	EUR	FRCPXTOB	Fixed 2.028%	Oct 2011	-	76,733	76,733
JP Morgan Chase Bank	1,900,000	EUR	FRCPXTOB	Fixed 2.353%	Oct 2016	-	(56,351)	(56,351)
Merrill Lynch Capital Services, Inc.	6,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(27,472)	215,604	188,132
Merrill Lynch Capital Services, Inc.	8,981,284	BRL	CDI	Fixed 12.540%	Jan 2012	(36,524)	254,612	218,088
Merrill Lynch Capital Services, Inc.	6,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	26,769	(1,614,415)	(1,587,646)
Merrill Lynch Capital Services, Inc.	6,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(447,331)	(1,929,727)	(2,377,058)
Morgan Stanley Capital Services Inc.	14,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Dec 2009	(29,391)	552,418	523,027
Morgan Stanley Capital Services Inc.	10,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(2,678)	387,548	384,870
Morgan Stanley Capital Services Inc.	6,464,035	BRL	CDI	Fixed 10.115%	Jan 2012	(117,850)	(33,543)	(151,393)
Morgan Stanley Capital Services Inc.	1,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(18,540)	183,606	165,066
Morgan Stanley Capital Services Inc.	2,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	16,141	(752,100)	(735,959)
The Royal Bank of Scotland PLC	3,000,000	USD	Fixed 5.500%	CMM30	May 2009	115,696	(612,709)	(497,013)
The Royal Bank of Scotland PLC	28,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(120,620)	911,879	791,259
The Royal Bank of Scotland PLC	4,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(68,710)	380,000	311,290
The Royal Bank of Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	38,509	38,509

The Royal Bank of Scotland PLC	1,200,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	23,604	23,604
The Royal Bank of Scotland PLC	6,100,000	GBP	UKRPI	Fixed 3.183%	Dec 2017	3,962	241,574	245,536
The Royal Bank of Scotland PLC	2,000,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2024	(241,900)	49,643	(192,257)
The Royal Bank of Scotland PLC	1,300,000	GBP	UKRPI	Fixed 3.440%	Sep 2027	-	(37,257)	(37,257)
The Royal Bank of Scotland PLC	200,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(9,350)	16,834	7,484
UBS AG	2,700,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	-	143,957	143,957
UBS AG	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	-	172,899	172,899
UBS AG	2,000,000	EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	-	12,015	12,015
UBS AG	2,000,000	EUR	FRCPXTOB	Fixed 2.350%	Oct 2016	-	(63,608)	(63,608)

						($1,418,140)	($7,059,805)	($8,477,945)

Spectrum Income Trust
The Trust uses interest rate swaps to hedge against anticipated currency exchange rates and interest rates.

Spectrum
Income Trust
JP Morgan Chase Bank	830,000,000	KRW	3M KSDA-CD	Fixed 5.290%	Jun 2012	-	$31,415	$31,415
JP Morgan Chase Bank	232,000,000	KRW	3M KSDA-CD	Fixed 5.060%	Jun 2012	-	7,588	7,588
JP Morgan Chase Bank	608,000,000	KRW	3M KSDA-CD	Fixed 5.200%	Jun 2012	-	21,818	21,818
JP Morgan Chase Bank	608,000,000	KRW	3M KSDA-CD	Fixed 5.180%	Jun 2012	-	21,547	21,547
JP Morgan Chase Bank	157,500,000	KRW	3M KSDA-CD	Fixed 3.59%	Dec 2013	-	5,982	5,982
JP Morgan Chase Bank	795,000	USD	Fixed 3.153%	3 month LIBOR	Feb 2019	-	(2,102)	(2,102)

						-	$86,248	$86,248

Total Return Trust
The Trust uses interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and as a substitute for securities purchased.

Total Return
Trust
Bank of America N.A.	10,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	$126,239	($2,961,263)	($2,835,024)
Bank of America N.A.	4,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(164,814)	(1,385,535)	(1,550,349)
Barclays Bank PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(44,671)	147,658	102,987
Barclays Bank PLC	8,521,878	BRL	CDI	Fixed 11.360%	Jan 2010	-	(9,726)	(9,726)
Barclays Bank PLC	4,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	-	255,946	255,946
Barclays Bank PLC	5,400,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	6,318	130,435	136,753
Barclays Bank PLC	154,200,000	USD	3 Month LIBOR	Fixed 3.000%	Feb 2011	(1,403,717)	6,458,836	5,055,119
Barclays Bank PLC	668,847	BRL	Brazil Cetip Interbank Deposit	Fixed 10.600%	Jan 2012	-	(1,546)	(1,546)
Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	14,589	14,589
BNP Paribas	1,100,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	-	50,978	50,978
BNP Paribas	4,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2014	(65,699)	573,809	508,110
Citibank N.A	2,000,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(170,700)	245,538	74,838
Citibank N.A	2,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	38,110	(899,415)	(861,305)
Credit Suisse International	1,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(6,880)	27,477	20,597
Credit Suisse International	18,000,000	USD	6 Month LIBOR	Fixed 4.000%	Jun 2011	681,660	213,566	895,226
Credit Suisse International	37,400,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(2,288,880)	3,688,347	1,399,467
Deutsche Bank AG	9,400,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	296,257	171,250	467,507
Deutsche Bank AG	4,100,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Mar 2013	24,146	272,733	296,879
Deutsche Bank AG	1,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	900	240,527	241,427
Goldman Sachs	1,300,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(252)	196,384	196,132
HSBC Bank	1,002,908	BRL	Brazil Cetip Interbank Deposit	Fixed 10.610%	Jan 2012	-	(2,195)	(2,195)
HSBC Bank	403,736	BRL	CDI	Fixed 14.765%	Jan 2012	4,146	19,203	23,349
HSBC Bank	4,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	41,404	517,357	558,761
HSBC Bank	2,900,000	GBP	6 Month LIBOR	Fixed 5.100%	Sep 2013	(6,682)	392,098	385,416
JP Morgan Chase Bank, N.A.	401,308	BRL	Brazil Cetip Interbank Deposit	Fixed 10.600%	Jan 2012	-	(928)	(928)
Merrill Lynch Capital Services, Inc.	7,806,289	BRL	CDI	Fixed 11.430%	Jan 2010	-	(2,717)	(2,717)
Merrill Lynch Capital Services, Inc.	2,971,220	BRL	CDI	Fixed 12.948%	Jan 2010	940	48,046	48,986
Merrill Lynch Capital Services, Inc.	10,200,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	229,908	277,387	507,295
Merrill Lynch Capital Services, Inc.	6,935,210	BRL	CDI	Fixed 11.980%	Jan 2012	-	101,117	101,117
Merrill Lynch Capital Services, Inc.	1,325,837	BRL	CDI	Fixed 14.765%	Jan 2012	8,457	68,262	76,719

Merrill Lynch Capital Services, Inc.	10,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(610,001)	(3,145,290)	(3,755,291)
Morgan Stanley Capital Services, Inc.	4,556,634	BRL	CDI	Fixed 12.670%	Jan 2010	(3,879)	51,065	47,186
Morgan Stanley Capital Services, Inc.	7,265,236	BRL	CDI	Fixed 12.780%	Jan 2010	1,260	103,755	105,015
Morgan Stanley Capital Services, Inc.	25,000,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(67,125)	758,785	691,660
Morgan Stanley Capital Services, Inc.	2,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(23,796)	(629,891)	(653,687)
Morgan Stanley Capital Services, Inc.	5,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	116,116	(2,079,892)	(1,963,776)
The Royal Bank of Scotland PLC	34,000,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(79,730)	1,020,388	940,658
The Royal Bank of Scotland PLC	246,700,000	USD	3 Month LIBOR	Fixed 3.150%	Dec 2010	-	8,571,500	8,571,500
The Royal Bank of Scotland PLC	147,300,000	USD	3 Month LIBOR	Fixed 3.000%	Feb 2011	(403,479)	5,232,396	4,828,917
The Royal Bank of Scotland PLC	9,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	224,224	263,177	487,401
The Royal Bank of Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	38,509	38,509
The Royal Bank of Scotland PLC	3,000,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	59,009	59,009
The Royal Bank of Scotland PLC	3,000,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(2,326)	454,937	452,611
The Royal Bank of Scotland PLC	3,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(344,779)	(963,155)	(1,307,934)
UBS AG	4,568,304	BRL	CDI	Fixed 12.410%	Jan 2010	(4,878)	51,523	46,645
UBS AG	4,000,000	AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(10,781)	140,894	130,113
UBS AG	70,500,000	AUD	3 Month BBR-BBSW	Fixed 7.000%	Jun 2010	221,181	1,715,623	1,936,804
UBS AG	1,100,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	-	58,649	58,649
UBS AG	25,500,000	AUD	6 Month BBR-BBSW	Fixed 4.250%	Sep 2011	212,426	(30,138)	182,288
UBS AG	8,364,798	BRL	CDI	Fixed 10.575%	Jan 2012	(150,476)	40,317	(110,159)
UBS AG	7,733,884	BRL	CDI	Fixed 12.540%	Jan 2012	(4,979)	192,777	187,798

						($3,624,832)	$20,753,156	$17,128,324

The following summarizes the Trusts’ use of interest rate caps and floors and the contracts held as of March 31, 2009:

Global Bond Trust

The Trust uses interest rate caps and floors to manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

									Unamortized	Unrealized
		Notional		Pay/Receive	Floating Rate			Maturity	Upfront Payment	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Floating Rate*	Index	Cap/Floor	Strike Rate	Date	Made (Received)	(Depreciation)	Value

Global Bond
Trust

	Merrill Lynch Capital Services, Inc.	8,000,000	USD	Receive *	USD-CMM30-FNMA rate	Cap	5.500%	May 2009	$36,128	($1,342,169)	($1,306,041)

									$36,128	($1,342,169)	($1,306,041)

Real Return Bond Trust
The Trust uses interest rate caps and floors to manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

Real Return
Bond Trust
	Merrill Lynch Capital Services, Inc.	6,200,000	USD	Receive *	USD-CMM30-FNMA rate	Cap	5.500%	May 2009	($1,069,438)	$57,256	($1,012,182)

									($1,069,438)	$57,256	($1,012,182)

Total Return Trust

The Trust uses interest rate caps and floors to manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

Total Return
Trust
	Merrill Lynch Capital Services, Inc.	12,600,000	USD	Receive *	USD-CMM30-FNMA rate	Cap	5.500%	May 2009	($809,661)	($1,247,354)	($2,057,015)

									($809,661)	($1,247,354)	($2,057,015)

* The Fund will receive payment if the floating rate index is above the strike rate. If the floating rate index is below the strike rate, the Fund will pay the counterparty.

Credit Default Swap Agreements Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor“ (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to remedies which are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Portfolio may enter into CDS, in which the Portfolio may act as the Buyer or Seller. By acting as the Seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is the Seller and a credit event occurs, the Portfolio will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the Buyer of protection and a credit event occurs, the Portfolio will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest -to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use CDS on these types of securities to provide a measure of protection against defaults of the issuers, or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market, based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms, including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. The Portfolio may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices, which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of March 31, 2009, for which the Portfolio is the Seller, are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by the Portfolio for the same referenced entity or entities.

The following summarizes the Trusts’ use of credit default swaps, as Buyers of protection, and the contracts held as of March 31, 2009:

Core Allocation Plus Trust

The Trust uses credit default swaps to hedge against potential credit events and to gain exposure to a credit index.

							Unamortized	Unrealized
			Notional		(Pay)/Received		Upfront Payment	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount[2]	Currency	Fixed Rate	Maturity Date	Paid (Received)*	(Depreciation)	Market Value[4]

Core Allocation Plus Trust
	Goldman Sachs International	CDS USD SP 1.75% 12-20-13	50,000	USD	(1.750)%	Dec 2013	-	$8,576	$8,576

							-	$8,576	$8,576

Global Bond Trust
The Trust uses credit default swaps to enhance potential gain, to hedge against potential credit events and to gain exposure to security or credit index.

Global Bond Trust
	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,200,000	USD	(0.290)%	Mar 2011	-	$25,755	$25,755
	Bank of America N.A.	Viacom, Inc.	900,000	USD	(3.200)%	Jun 2011	-	(8,087)	(8,087)
	Bank Of America N.A.	CAN Financial Corp.	4,000,000	USD	(0.940)%	Dec 2014	-	461,122	461,122

Bank of America N.A.	Harris Corp.	500,000	USD	(1.440)%	Dec 2017	-	12,364	12,364
Bank of America N.A.	Computer Sciences Corp.	3,000,000	USD	(0.970)%	Mar 2018	-	(63,953)	(63,953)
Bank of America N.A.	Federated Department Stores, Inc.	300,000	USD	(0.190)%	Sep 2009	-	9,975	9,975
Bank of America N.A.	Consumers Energy Company	700,000	USD	(0.090)%	Mar 2012	-	53,932	53,932
Bank of America N.A.	Marsh & McLennan Companies, Inc.	3,000,000	USD	(0.990)%	Sep 2015	-	(18,586)	(18,586)
Bank of America N.A.	Prologis	2,000,000	USD	(1.480)%	Dec 2015	-	806,372	806,372
Bank of America N.A.	Autozone, Inc.	1,500,000	USD	(0.600)%	Jun 2017	-	46,080	46,080
Bank of America N.A.	CDX.NA.IG.8	15,616,000	USD	(0.600)%	Jun 2017	$194,959	1,276,094	1,471,053
Bank of America N.A.	Nordstrom Inc.	3,000,000	USD	(1.120)%	Mar 2018	-	452,571	452,571
Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	(1.180)%	Jun 2018	-	(43,425)	(43,425)
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	(1.490)%	Jun 2018	-	760,776	760,776
Barclays Bank PLC	Deutsche Bank Aktiengesellschaft	2,500,000	USD	(0.760)%	Sep 2013	-	48,117	48,117
Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	(1.035)%	Sep 2013	-	207,519	207,519
Barclays Bank PLC	Bank of America Corp.	1,800,000	USD	(1.700)%	Dec 2013	-	150,743	150,743
Barclays Bank PLC	Citigroup Inc.	9,000,000	USD	(0.870)%	Jun 2018	-	2,233,898	2,233,898
Barclays Bank PLC	Morgan Stanley	4,300,000	USD	(1.800)%	Sep 2018	-	379,300	379,300
Barclays Bank PLC	National Grid PLC	1,700,000	USD	(0.2075)%	Jun 2011	-	67,854	67,854
Barclays Bank PLC	The Goldman Sachs Group, Inc.	700,000	USD	(1.520)%	Jun 2013	-	35,627	35,627
Barclays Bank PLC	CDX.NA.IG.8	77,006,400	USD	(0.600)%	Jun 2017	2,450,607	4,800,678	7,251,285
Barclays Bank PLC	CDX.NA.IG.8	19,715,200	USD	(0.600)%	Jun 2017	220,980	1,636,225	1,857,205
Barclays Bank PLC	Citigroup, Inc.	6,200,000	USD	(1.350)%	Sep 2018	-	1,385,775	1,385,775
Barclays Bank PLC	Marsh & McLennan Companies, Inc.	900,000	USD	(0.650)%	Sep 2010	-	(476)	(476)
BNP Paribas	Vivendi	1,100,000	USD	(1.820)%	Jun 2013	-	(7,028)	(7,028)
BNP Paribas	Vivendi	1,300,000	USD	(1.743)%	Jun 2013	-	(4,332)	(4,332)
BNP Paribas	Vivendi	1,300,000	USD	(1.780)%	Jun 2013	-	(6,268)	(6,268)
BNP Paribas	UBS AG	3,100,000	USD	(2.280)%	Dec 2017	-	(11,613)	(11,613)
BNP Paribas	JP Morgan Chase & Co	2,700,000	USD	(0.737)%	Mar 2018	-	201,467	201,467
BNP Paribas	JP Morgan Chase & Co	5,900,000	USD	(2.180)%	Mar 2018	-	(167,320)	(167,320)
Citibank N.A.	The Goldman Sachs Group, Inc.	1,000,000	USD	(1.370)%	Jun 2018	-	73,438	73,438
Citibank N.A.	Sara Lee Corp.	800,000	USD	(0.330)%	Sep 2011	-	5,090	5,090
Citibank N.A.	Autozone, Inc.	800,000	USD	(0.680)%	Dec 2012	-	11,721	11,721
Citibank N.A.	Pearson PLC	3,000,000	USD	(0.570)%	Jun 2013	-	39,518	39,518
Citibank N.A.	Sealed Air Corp.	1,200,000	USD	(0.590)%	Sep 2013	-	104,190	104,190
Citibank N.A.	The Goldman Sachs Group, Inc.	1,200,000	USD	(3.550)%	Sep 2013	-	(32,347)	(32,347)
Citibank N.A.	Valero Energy Corp.	3,000,000	USD	(1.120)%	Jun 2017	-	184,927	184,927
Citibank N.A.	Darden Restaurants, Inc.	3,000,000	USD	(1.450)%	Dec 2017	-	3,324	3,324
Credit Suisse International	Citigroup Inc.	1,400,000	USD	(3.550)%	Dec 2013	-	135,585	135,585
Credit Suisse International	Johnson Controls Inc.	900,000	USD	(0.240)%	Mar 2011	-	114,958	114,958
Deutsche Bank AG	Credit Suisse Group Ltd	11,800,000	USD	(1.960)%	Jun 2013	-	(68,424)	(68,424)
Deutsche Bank AG	Barclays Bank PLC	3,900,000	EUR	(4.350)%	Sep 2013	-	(61,952)	(61,952)
Deutsche Bank AG	Bank of America Corp.	1,100,000	USD	(1.720)%	Dec 2013	-	91,299	91,299
Deutsche Bank AG	Merrill Lynch Capital Services, Inc.	1,200,000	USD	(4.450)%	Dec 2013	-	50,987	50,987
Deutsche Bank AG	ACE Limited	500,000	USD	(0.390)%	Jun 2014	-	20,533	20,533
Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	(0.510)%	Dec 2014	-	27,376	27,376
Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	(0.800)%	Sep 2015	-	10,081	10,081
Deutsche Bank AG	CDX.NA.IG.9	8,198,400	USD	(0.800)%	Dec 2017	276,114	447,245	723,359
Deutsche Bank AG	Nabors Industries, Inc.	3,000,000	USD	(0.630)%	Mar 2018	-	464,161	464,161
Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	(1.200)%	Jun 2018	-	(15,968)	(15,968)
Deutsche Bank AG	Altria Group, Inc.	4,000,000	USD	(1.455)%	Mar 2019	-	(108,684)	(108,684)
Goldman Sachs	Morgan Stanley	1,000,000	USD	(4.750)%	Sep 2013	-	(33,382)	(33,382)
Goldman Sachs	British Sky Broadcasting Group Inc.	2,400,000	USD	(1.420)%	Mar 2018	-	(37,749)	(37,749)
Goldman Sachs	CDX.NA.IG.10	15,713,600	USD	(1.500)%	Jun 2018	(486,433)	1,156,059	669,626
JP Morgan Chase Bank	Daimler Chrysler AG	300,000	USD	(0.520)%	Jun 2010	-	8,493	8,493
JP Morgan Chase Bank	CAN Financial Corp.	700,000	USD	(0.440)%	Sep 2011	-	59,240	59,240
JP Morgan Chase Bank	CAN Financial Corp.	900,000	USD	(0.440)%	Sep 2011	-	76,144	76,144
JP Morgan Chase Bank	Health Care Property Investors, Inc.	300,000	USD	(0.610)%	Sep 2011	-	46,903	46,903
JP Morgan Chase Bank	Diamond Offshore Drilling, Inc.	500,000	USD	(0.230)%	Jun 2012	-	5,360	5,360
JP Morgan Chase Bank	Kraft Foods Inc.	1,300,000	USD	(0.170)%	Jun 2012	-	32,451	32,451
JP Morgan Chase Bank	Deutsche Bank Aktiengesellschaft	600,000	USD	(0.970)%	Dec 2012	-	5,545	5,545
JP Morgan Chase Bank	Nisource Finance Corp.	400,000	USD	(0.620)%	Sep 2014	-	66,312	66,312
JP Morgan Chase Bank	Morgan Stanley	1,000,000	USD	(0.285)%	Dec 2015	-	163,380	163,380
JP Morgan Chase Bank	Goldman Sachs Group, Inc.	1,100,000	USD	(0.330)%	Mar 2016	-	139,872	139,872
JP Morgan Chase Bank	Loews Corp.	400,000	USD	(0.330)%	Mar 2016	-	12,778	12,778
JP Morgan Chase Bank	Ryder System, Inc.	1,100,000	USD	(0.460)%	Dec 2016	-	157,992	157,992

JP Morgan Chase Bank	Sprint Nextel Corp.	1,400,000	USD	(1.125)%	Dec 2016	-	376,646	376,646
Merrill Lynch International	Boston Scientific Corp.	1,000,000	USD	(0.510)%	Jun 2011	-	23,284	23,284
Merrill Lynch International	International Lease Finance Corp.	1,100,000	USD	(0.130)%	Mar 2012	-	421,187	421,187
Merrill Lynch International	Exelon Corp.	1,000,000	USD	(0.520)%	Jun 2015	-	126,722	126,722
Morgan Stanley Capital Services Inc.	Viacom, Inc.	300,000	USD	(0.640)%	Jun 2011	-	13,806	13,806
Morgan Stanley Capital Services Inc.	Alcoa, Inc.	3,000,000	USD	(0.850)%	Mar 2012	-	545,855	545,855
Morgan Stanley Capital Services Inc.	Lockheed Martin Corp.	1,100,000	USD	(0.089)%	Jun 2012	-	14,048	14,048
Morgan Stanley Capital Services Inc.	Progress Energy, Inc.	1,000,000	USD	(0.105)%	Jun 2012	-	17,743	17,743
Morgan Stanley Capital Services Inc.	Masco Corp.	300,000	USD	(0.580)%	Sep 2012	-	41,339	41,339
Morgan Stanley Capital Services Inc.	British Sky Broadcasting Group Inc.	1,800,000	USD	(1.400)%	Mar 2018	-	(25,617)	(25,617)
Morgan Stanley Capital Services Inc.	Duke Capital, LLC	1,000,000	USD	(1.150)%	Jun 2018	-	(12,053)	(12,053)
Morgan Stanley Capital Services Inc.	Simon Property Group, L.P.	3,000,000	USD	(0.885)%	Jun 2018	-	804,000	804,000
RBC Dominion	Daimler Chrysler AG	1,000,000	USD	(0.350)%	Jun 2009	-	5,585	5,585
RBC Dominion	JP Morgan Chase & Co	700,000	USD	(0.310)%	Mar 2016	-	104,503	104,503
The Royal Bank of Scotland PLC	Canadian Natural Resources Limited	1,100,000	USD	(0.191)%	Sep 2011	-	99,942	99,942
The Royal Bank of Scotland PLC	CVS Corp.	300,000	USD	(0.240)%	Sep 2011	-	4,798	4,798
The Royal Bank of Scotland PLC	Daimler Chrysler AG	400,000	USD	(0.620)%	Sep 2011	-	21,986	21,986
The Royal Bank of Scotland PLC	Gatx Corp.	3,000,000	USD	(0.605)%	Mar 2012	-	334,605	334,605
The Royal Bank of Scotland PLC	Deutsche Bank Aktiengesellschaft	3,500,000	USD	(0.950)%	Jun 2013	-	37,237	37,237
The Royal Bank of Scotland PLC	Morgan Stanley	1,200,000	USD	(1.850)%	Jun 2013	-	88,232	88,232
The Royal Bank of Scotland PLC	Radioshack Corp.	4,000,000	USD	(1.430)%	Jun 2013	-	101,115	101,115
The Royal Bank of Scotland PLC	Morgan Stanley	1,100,000	USD	(0.295)%	Dec 2015	-	179,146	179,146
The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	(0.940)%	Jun 2017	-	53,857	53,857
The Royal Bank of Scotland PLC	American General Finance Corp.	3,000,000	USD	(1.820)%	Dec 2017	-	1,668,835	1,668,835
The Royal Bank of Scotland PLC	JP Morgan Chase & Co	900,000	USD	(2.223)%	Mar 2018	-	(28,410)	(28,410)
UBS AG	Boston Scientific Corp.	1,600,000	USD	(2.060)%	Jun 2016	-	(52,990)	(52,990)
UBS AG	JP Morgan Chase & Co	1,800,000	USD	(0.730)%	Mar 2018	-	135,211	135,211
UBS AG	Amgen Inc.	6,000,000	USD	(1.000)%	Jun 2018	-	(82,359)	(82,359)
Wachovia Bank N.A.	Global Santa Fe Corp.	700,000	USD	(0.520)%	Jun 2012	-	974	974

						$2,656,227	$23,096,839	$25,753,066

Investment Quality Bond Trust
The Trust uses credit default swaps to hedge against potential credit events and to gain exposure to a credit index.

Investment Quality Bond Trust
Goldman Sachs International	CDS M 2.7 09-13	1,250,000	USD	(2.700)%	Sep 2013	-	$168,062	$168,062
UBS Securities LLC	CDSCYT1.612-13	1,250,000	USD	(1.600)%	Dec 2013	-	89,935	89,935
UBS Securities LLC	CDSRE1.812-13	1,450,000	USD	(1.800)%	Dec 2013	-	(10,303)	(10,303)

						-	$247,694	$247,694

Real Return Bond Trust
The Trust uses credit default swaps to enhance potential gain, to hedge against potential credit events and to gain exposure to security or credit index.

Real Return Bond Trust
Bank of America N.A.	Xstrata Canada Corp.	1,300,000	USD	(0.910)%	Jun 2012	-	$177,776	$177,776
Bank of America N.A.	UST, Inc.	1,900,000	USD	(0.340)%	Sep 2012	-	3,376	3,376
Bank of America N.A.	Autozone, Inc.	3,600,000	USD	(0.620)%	Dec 2012	-	60,452	60,452
Bank of America N.A.	Masco Corp.	3,300,000	USD	(0.870)%	Dec 2012	-	450,719	450,719
Bank of America N.A.	Liberty Mutual Group Inc.	900,000	USD	(1.390)%	Mar 2014	-	164,311	164,311
Bank of America N.A.	Spectra Energy Capital, LLC	1,300,000	USD	(0.830)%	Sep 2014	-	10,838	10,838
Bank of America N.A.	Xstrata Canada Corp.	3,900,000	USD	(1.100)%	Jun 2015	-	690,717	690,717
Bank of America N.A.	Marsh & McLennan Companies, Inc.	1,000,000	USD	(0.830)%	Sep 2015	-	3,266	3,266
Bank of America N.A.	Marriott International, Inc.	5,000,000	USD	(1.730)%	Jun 2017	-	569,448	569,448
Bank of America N.A.	Harris Corp.	5,000,000	USD	(1.440)%	Dec 2017	-	123,644	123,644
Bank of America N.A.	Ace Limited	1,200,000	USD	(0.500)%	Mar 2018	-	$67,240	$67,240
Bank of America N.A.	Nordstrom, Inc.	1,000,000	USD	(0.990)%	Mar 2018	-	159,090	159,090
Bank of America N.A.	YUM! Brands, Inc.	3,000,000	USD	(1.245)%	Mar 2018	-	(61,453)	(61,453)
Bank of America N.A.	Baxter International, Inc.	1,100,000	USD	(0.310)%	Jun 2018	-	11,441	11,441
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	1,000,000	USD	(1.490)%	Jun 2018	-	249,950	249,950

Barclays Bank PLC	Rexam PLC	1,000,000	USD	(1.450)%	Jun 2013	-	92,686	92,686
Barclays Bank PLC	Alcoa, Inc.	2,000,000	USD	(1.200)%	Sep 2013	-	440,716	440,716
Barclays Bank PLC	UBS AG	2,300,000	EUR	(2.400)%	Mar 2014	-	(28,783)	(28,783)
Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	(0.535)%	Dec 2014	-	59,404	59,404
Barclays Bank PLC	The Black & Decker Corp.	1,000,000	USD	(1.180)%	Dec 2014	-	44,143	44,143
Barclays Bank PLC	Genworth Financial, Inc.	700,000	USD	(0.960)%	Jun 2018	-	423,405	423,405
Barclays Bank PLC	Genworth Financial, Inc.	1,000,000	USD	(0.830)%	Jun 2018	-	603,862	603,862
BNP Paribas	International Lease Finance Corp.	800,000	USD	(1.600)%	Dec 2013	-	314,535	314,535
BNP Paribas	JP Morgan Chase Bank	3,000,000	USD	(0.810)%	Dec 2017	-	206,113	206,113
Citibank N.A	Echostar DBS Corp.	2,200,000	USD	(3.650)%	Dec 2013	($2)	(14,805)	(14,807)
Citibank N.A	Omnicom Group, Inc.	1,250,000	USD	(0.940)%	Jun 2016	-	117,518	117,518
Citibank N.A	Masco Corp.	1,200,000	USD	(1.910)%	Dec 2016	-	173,489	173,489
Citibank N.A	Wachovia Bank N.A.	2,000,000	USD	(2.325)%	Jun 2017	-	11,177	11,177
Citibank N.A	Goldman Sachs Group, Inc.	2,000,000	USD	(1.130)%	Mar 2018	-	178,508	178,508
Citibank N.A	Merrill Lynch & Co., Inc.	600,000	USD	(1.380)%	Jun 2018	-	128,855	128,855
Credit Suisse International	JP Morgan Chase Bank	1,200,000	USD	(0.760)%	Dec 2017	-	86,643	86,643
Credit Suisse International	The Hartford Financial Services Group, Inc.	5,500,000	USD	(5.000)%	Dec 2018	497,820	604,690	1,102,510
Deutsche Bank AG	Masco Corp.	1,500,000	USD	(0.840)%	Dec 2012	-	206,365	206,365
Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	(0.600)%	Sep 2015	-	33,735	33,735
Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	(1.565)%	Mar 2016	-	14,421	14,421
Deutsche Bank AG	Cardinal Health, Inc.	1,500,000	USD	(0.590)%	Jun 2017	-	32,066	32,066
Deutsche Bank AG	Macy’s, Inc.	1,000,000	USD	(2.100)%	Sep 2017	-	191,755	191,755
Deutsche Bank AG	JP Morgan Chase Bank	1,000,000	USD	(0.870)%	Mar 2018	-	65,114	65,114
Deutsche Bank AG	Genworth Financial, Inc.	100,000	USD	(0.980)%	Jun 2018	-	60,439	60,439
Deutsche Bank AG	Sempra Energy Capital, LLC	1,000,000	USD	(0.670)%	Jun 2018	-	35,366	35,366
Deutsche Bank AG	Alcoa, Inc.	2,000,000	USD	(1.270)%	Sep 2018	-	576,405	576,405
Deutsche Bank AG	The Hartford Financial Services Group, Inc.	10,000,000	USD	(5.000)%	Dec 2018	952,764	1,051,800	2,004,564
Goldman Sachs	Kohl’s Corp.	1,800,000	USD	(0.590)%	Dec 2012	-	61,306	61,306
Goldman Sachs	The TJX Companies, Inc.	1,800,000	USD	(0.380)%	Dec 2012	-	37,870	37,870
Goldman Sachs	Bank of America N.A.	1,000,000	USD	(2.910)%	Mar 2018	-	210,508	210,508
Goldman Sachs	Computer Sciences Corp.	4,000,000	USD	(1.100)%	Mar 2018	-	(126,177)	(126,177)
Goldman Sachs	Telecom Italia SpA	800,000	USD	(1.550)%	Jun 2018	-	82,688	82,688
Goldman Sachs	The Travelers Companies, Inc.	1,200,000	USD	(0.590)%	Jun 2018	-	75,590	75,590
Goldman Sachs	Alcoa, Inc.	2,000,000	USD	(1.320)%	Sep 2018	-	571,218	571,218
JP Morgan Chase Bank	Qwest Capital Funding, Inc.	1,000,000	USD	(3.250)%	Sep 2009	-	12,253	12,253
Merrill Lynch Capital Services, Inc.	Echostar DBS Corp.	1,600,000	USD	(3.650)%	Dec 2013	-	(10,768)	(10,768)
Morgan Stanley Capital Services Inc.	Staples, Inc.	1,100,000	USD	(0.530)%	Dec 2012	-	58,872	58,872
Morgan Stanley Capital Services Inc.	The Sherwin-Williams Company	1,100,000	USD	(0.290)%	Dec 2012	-	25,702	25,702
Morgan Stanley Capital Services Inc.	V.F. Corp.	1,100,000	USD	(0.250)%	Dec 2012	-	18,740	18,740
Morgan Stanley Capital Services Inc.	Whirlpool Corp.	1,100,000	USD	(0.490)%	Dec 2012	-	159,723	159,723
Morgan Stanley Capital Services Inc.	Pearson PLC	2,500,000	USD	(0.750)%	Jun 2014	-	9,918	9,918
Morgan Stanley Capital Services Inc.	American Electric Power Company, Inc.	600,000	USD	(0.470)%	Jun 2015	-	9,317	9,317
Morgan Stanley Capital Services Inc.	Target Corp.	1,000,000	USD	(1.200)%	Mar 2018	-	18,128	18,128
Morgan Stanley Capital Services Inc.	Prologis	1,300,000	USD	(1.320)%	Jun 2018	-	551,015	551,015
Morgan Stanley Capital Services Inc.	Simon Property Group, L.P.	2,500,000	USD	(0.885)%	Jun 2018	-	670,136	670,136
The Royal Bank of Scotland PLC	Firstenergy Corp.	1,000,000	USD	(0.500)%	Dec 2011	-	17,786	17,786
The Royal Bank of Scotland PLC	Simon Property Group, L.P.	600,000	USD	(1.010)%	Dec 2015	-	138,896	138,896
The Royal Bank of Scotland PLC	Macy’s, Inc.	1,000,000	USD	(2.111)%	Dec 2016	-	186,962	186,962
UBS AG	Dominion Resources, Inc.	1,000,000	USD	(0.590)%	Mar 2014	-	4,680	4,680

						$1,450,582	$11,174,800	$12,625,382

Spectrum Income Trust

The Trust uses credit default swaps to hedge against anticipated potential credit events.

Spectrum Income Trust
JP Morgan Chase Bank	Rentokil Initial	50,000	EUR	2.500%	Mar 2013	-	$4,394	$4,394
JP Morgan Chase Bank	United Utilities	100,000	EUR	0.950%	Mar 2013	-	(786)	(786)
JP Morgan Chase Bank	Electrolux AB	75,000	EUR	(1.180)%	Jun 2013	-	3,190	3,190
JP Morgan Chase Bank	British Telecommunications LLC	40,000	EUR	(1.760)%	Mar 2014	-	1,218	1,218

						-	$8,016	$8,016

The following summarizes the Trusts’ use of credit default swaps, as Sellers of protection, and the contracts held as of March 31, 2009:

Global Bond Trust

The Trust uses credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

			Implied
			Credit	Notional				Unamortized	Unrealized
			Spread at	Amount/Exposure		(Pay)/Received		Upfront Payment	Appreciation
Portfolio	Counterparty	Reference Obligation	3-31-2009[3]	Purchased[2]	Currency	Fixed Rate	Maturity Date	Paid (Received)*	(Depreciation)	Market Value[4]

Global Bond Trust
	Barclays Bank PLC	General Electric Capital Corp.	9.76%	500,000	USD	0.750%	Jun 2010	-	($50,009)	($50,009)
	Citibank N.A.	General Electric Capital Corp.	10.01%	1,900,000	USD	0.950%	Sep 2009	-	(79,000)	(79,000)
	Deutsche Bank AG	ABX.HE.AAA.06-2	n/a	1,000,000	USD	0.110%	May 2046	($372,200)	(317,688)	(689,888)
	Goldman Sachs	Berkshire Hathaway Fin.	3.79%	1,500,000	USD	0.980%	Sep 2013	-	(158,971)	(158,971)
	JP Morgan Chase Bank	Federative Republic of Brazil	2.57%	3,300,000	USD	1.345%	Aug 2011	-	(88,122)	(88,122)
	Merrill Lynch International	Federative Republic of Brazil	2.57%	3,300,000	USD	1.340%	Aug 2011	-	(88,462)	(88,462)
	Morgan Stanley Capital Services Inc.	JSC “Gazprom”	8.79%	900,000	USD	1.710%	Apr 2009	-	3,403	3,403
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	2.57%	4,600,000	USD	1.380%	Aug 2011	-	(118,701)	(118,701)

								($372,200)	($897,550)	($1,269,750)

Real Return Bond Trust

The Trust uses credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

Real Return Bond Trust
Barclays Bank PLC	Ford Motor Credit Company LLC	13.96%	500,000	USD	3.800%	Sep 2012	-	($125,776)	($125,776)
Barclays Bank PLC	GMAC LLC	18.91%	200,000	USD	3.050%	Sep 2012	-	(69,335)	(69,335)
Barclays Bank PLC	General Electric Capital Corp.	7.75%	800,000	USD	1.010%	Mar 2013	-	(159,726)	(159,726)
BNP Paribas	General Electric Capital Corp.	10.02%	400,000	USD	1.100%	Dec 2009	-	(24,461)	(24,461)
Citibank N.A	JP Morgan Chase Bank	2.16%	1,400,000	USD	0.720%	Sep 2012	-	(64,215)	(64,215)
Goldman Sachs	GMAC LLC	18.91%	800,000	USD	3.050%	Sep 2012	-	(283,305)	(283,305)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	n/a	800,000	USD	6.510%	Dec 2012	-	(280,771)	(280,771)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	n/a	400,000	USD	6.690%	Dec 2012	-	(138,477)	(138,477)
Morgan Stanley Capital Services Inc.	GMAC LLC	19.21%	600,000	USD	6.850%	Jun 2012	-	(156,151)	(156,151)
Morgan Stanley Capital Services Inc.	Ford Motor Credit Company LLC	13.96%	900,000	USD	3.800%	Sep 2012	-	(226,396)	(226,396)
Morgan Stanley Capital Services Inc.	Goldman Sachs Group, Inc.	2.96%	200,000	USD	0.750%	Sep 2012	-	(13,788)	(13,788)
Morgan Stanley Capital Services Inc.	CMBX.NA.AAA.3	n/a	1,800,000	USD	0.080%	Dec 2049	($297,556)	(256,234)	(553,790)
The Royal Bank of Scotland PLC	General Electric Capital Corp.	10.01%	400,000	USD	1.100%	Sep 2009	-	(16,357)	(16,357)

							($297,556)	($1,814,992)	($2,112,548)

Spectrum Income Trust

The Trust uses credit default swaps to hedge against anticipated potential credit events.

Spectrum Income Trust
JP Morgan Chase Bank	Republic Ukraine	47.30%	250,000	USD	2.410%	Dec 2012	-	($154,971)	($154,971)

							-	($154,971)	($154,971)

Total Return Trust

The Trust uses credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

Total Return Trust

Bank of America N.A.	General Motors Corp.	104.46%	800,000	USD	4.500%	Dec 2012	-	($653,707)	($653,707)
Barclays Bank PLC	SLM Corp.	42.89%	300,000	USD	5.100%	Jun 2009	-	(23,539)	(23,539)
Barclays Bank PLC	General Electric Capital Corp.	9.76%	1,600,000	USD	0.770%	Jun 2010	-	(159,663)	(159,663)
Barclays Bank PLC	General Electric Capital Corp.	9.55%	1,800,000	USD	1.020%	Sep 2010	-	(200,983)	(200,983)
Barclays Bank PLC	General Electric Capital Corp.	9.39%	300,000	USD	0.935%	Dec 2010	-	(36,705)	(36,705)
Barclays Bank PLC	United Mexican States	3.59%	1,000,000	USD	0.390%	Jan 2012	-	(82,829)	(82,829)
Barclays Bank PLC	Ford Motor Credit Company LLC	13.96%	2,500,000	USD	4.150%	Sep 2012	-	(606,779)	(606,779)
Barclays Bank PLC	Ford Motor Credit Company LLC	13.96%	500,000	USD	5.800%	Sep 2012	-	(100,519)	(100,519)
Barclays Bank PLC	GMAC LLC	18.91%	2,500,000	USD	3.650%	Sep 2012	-	(851,198)	(851,198)
Barclays Bank PLC	GMAC LLC	18.91%	1,900,000	USD	4.800%	Sep 2012	-	(597,193)	(597,193)
Barclays Bank PLC	American International Group, Inc.	22.91%	500,000	USD	1.670%	Mar 2013	-	(216,441)	(216,441)
Barclays Bank PLC	American International Group, Inc.	21.48%	4,800,000	USD	5.000%	Dec 2013	($405,995)	(1,374,037)	(1,780,032)
BNP Paribas	General Electric Capital Corp.	9.39%	1,200,000	USD	0.940%	Dec 2010	-	(152,233)	(152,233)
BNP Paribas	General Motors Corp.	104.46%	100,000	USD	4.800%	Dec 2012	-	(81,457)	(81,457)
Citibank N.A	General Electric Capital Corp.	10.03%	200,000	USD	1.100%	Mar 2010	-	(16,104)	(16,104)
Citibank N.A	General Electric Capital Corp.	10.03%	100,000	USD	1.150%	Mar 2010	-	(8,005)	(8,005)
Citibank N.A	General Electric Capital Corp.	9.39%	500,000	USD	1.120%	Dec 2010	-	(62,045)	(62,045)
Citibank N.A	CDX.NA.HY.8	n/a	8,289,952	USD	0.355%	Jun 2012	-	(1,002,335)	(1,002,335)
Citibank N.A	CDX.NA.HY.8	n/a	4,876,442	USD	0.360%	Jun 2012	-	(588,950)	(588,950)
Citibank N.A	CDX.NA.HY.8	n/a	2,048,106	USD	0.401%	Jun 2012	-	(245,091)	(245,091)
Citibank N.A	CDX.NA.HY.8	n/a	900,000	USD	2.144%	Jun 2012	-	(348,408)	(348,408)
Citibank N.A	CDX.NA.HY.8	n/a	500,000	USD	2.179%	Jun 2012	-	(193,119)	(193,119)
Citibank N.A	GMAC LLC	18.91%	1,000,000	USD	3.720%	Sep 2012	-	(338,886)	(338,886)
Citibank N.A	General Electric Capital Corp.	7.44%	1,500,000	USD	4.325%	Dec 2013	-	(155,415)	(155,415)
Deutsche Bank AG	General Electric Capital Corp.	9.55%	1,900,000	USD	1.070%	Sep 2010	-	(210,868)	(210,868)
Deutsche Bank AG	General Electric Capital Corp.	9.39%	500,000	USD	0.950%	Dec 2010	-	(63,353)	(63,353)
Deutsche Bank AG	General Electric Capital Corp.	8.83%	700,000	USD	1.500%	Sep 2011	-	(104,247)	(104,247)
Deutsche Bank AG	Ford Motor Credit Company LLC	13.96%	1,100,000	USD	5.650%	Sep 2012	-	(225,310)	(225,310)
Deutsche Bank AG	GMAC LLC	18.91%	1,400,000	USD	4.000%	Sep 2012	-	(465,521)	(465,521)
Deutsche Bank AG	CDX.NA.IG.9	n/a	12,250,786	USD	0.705%	Dec 2012	-	14,939	14,939
Deutsche Bank AG	General Motors Corp.	104.46%	500,000	USD	4.600%	Dec 2012	-	(408,139)	(408,139)
Deutsche Bank AG	Berkshire Hathaway Fin.	3.84%	2,000,000	USD	0.850%	Mar 2013	-	(204,266)	(204,266)
Deutsche Bank AG	General Motors Corp.	102.37%	6,000,000	USD	7.700%	Mar 2013	-	(4,755,360)	(4,755,360)
Deutsche Bank AG	CDX.NA.IG.10	n/a	2,430,711	USD	0.530%	Jun 2013	-	(11,583)	(11,583)
Deutsche Bank AG	General Electric Capital Corp.	7.44%	1,400,000	USD	4.900%	Dec 2013	-	(117,550)	(117,550)
Goldman Sachs	General Electric Capital Corp.	10.02%	500,000	USD	0.830%	Dec 2009	-	(31,524)	(31,524)
Goldman Sachs	General Electric Capital Corp.	9.39%	700,000	USD	0.900%	Dec 2010	-	(89,235)	(89,235)
Goldman Sachs	CDX.IG.10 5Y	n/a	3,014,082	USD	0.463%	Jun 2013	-	(22,720)	(22,720)
Goldman Sachs	CDX.NA.IG.9	n/a	972,285	USD	0.548%	Dec 2017	-	(9,853)	(9,853)
HSBC Bank	Ukraine	71.89%	8,100,000	USD	0.730%	Apr 2009	-	(286,339)	(286,339)
HSBC Bank	United Mexican States	1.57%	2,000,000	USD	0.180%	May 2009	-	(2,541)	(2,541)
HSBC Bank	Republic of Panama	3.50%	1,400,000	USD	0.760%	Jan 2012	-	(98,479)	(98,479)
JP Morgan Chase Bank	Republic of Panama	4.14%	700,000	USD	1.250%	Jan 2017	-	(119,230)	(119,230)
JP Morgan Chase Bank	CDX.NA.IG.9	n/a	2,139,026	USD	0.553%	Dec 2017	-	(20,781)	(20,781)
Merrill Lynch Capital Services, Inc.	GMAC LLC	27.92%	4,000,000	USD	1.850%	Sep 2009	-	(459,638)	(459,638)
Merrill Lynch Capital Services, Inc.	General Electric Capital Corp.	10.02%	4,500,000	USD	1.080%	Dec 2009	-	(275,565)	(275,565)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	n/a	2,000,000	USD	1.833%	Jun 2012	-	(789,925)	(789,925)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	n/a	1,000,000	USD	2.070%	Jun 2012	-	(388,986)	(388,986)
Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	3.37%	1,000,000	USD	1.950%	Apr 2016	-	(73,153)	(73,153)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8	n/a	1,000,000	USD	2.080%	Jun 2012	-	(388,734)	(388,734)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8	n/a	600,000	USD	2.170%	Jun 2012	-	(231,879)	(231,879)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	0.963%	Dec 2012	-	(71,982)	(71,982)
Morgan Stanley Capital Services Inc.	General Motors Corp.	104.46%	200,000	USD	4.630%	Dec 2012	-	(163,204)	(163,204)
Morgan Stanley Capital Services Inc.	GAZPROM	7.51%	100,000	USD	2.180%	Feb 2013	-	(16,267)	(16,267)
The Royal Bank of Scotland PLC	General Electric Capital Corp.	10.01%	600,000	USD	1.100%	Sep 2009	-	(24,499)	(24,499)
UBS AG	Republic Of Korea	3.44%	1,000,000	USD	3.850%	Dec 2009	-	4,316	4,316
UBS AG	GAZPROM	7.51%	1,000,000	USD	2.180%	Feb 2013	-	(162,664)	(162,664)

							($405,995)	($18,369,781)	($18,775,776)

1 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

n/a—Implied credit spreads, as an indicator of the current status of the payment/performance risk only apply to swap contracts where the Portfolio is the seller of protection on corporate issues or sovereign issue of an emerging country.

Forward Foreign Currency Contracts All Portfolios of the Trust described in this report, with the exception of Lifestyle Portfolios, Money Market Trust and Money Market Trust B, may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the Trusts’ use of forward foreign currency contracts and contracts held as of March 31, 2009:

Core Allocation Plus Trust

The Trust uses forward foreign currency contracts to hedge against potential currency exchange rates and to gain exposure to foreign currencies.

		Principal Amount		Unrealized
		Covered by	Settlement	Appreciation
Portfolio	Currency	Contract	Date	(Depreciation)
Core Allocation Plus Trust	Buys

	Canadian Dollar	104,000	6/18/09	($48)
	Canadian Dollar	514,000	6/18/09	(5,222)
	Canadian Dollar	101,000	6/19/09	1,043
	Czech Koruna	205,000	6/17/09	(32)
	Czech Koruna	1,293,000	6/17/09	(235)
	Euro Currency	461,000	6/19/09	15,399
	Euro Currency	638,000	6/19/09	(17,158)
	Japanese Yen	15,750,000	6/11/09	88
	Japanese Yen	72,405,000	6/11/09	(9,735)
	Pound Sterling	112,000	6/19/09	253
	Pound Sterling	464,000	6/19/09	(12,380)

				($28,027)

	Sells

	Australian Dollar	163,020	6/17/09	($16,854)
	Brazilian Real	147,490	6/17/09	(4,516)
	Czech Koruna	34,254	6/17/09	(2,105)
	Czech Koruna	103,235	6/17/09	(5,845)
	Japanese Yen	142,176	6/11/09	1,292
	Pound Sterling	51,769	6/19/09	(1,333)

Singapore Dollar	104,909	6/17/09	(211)

($29,572)

Global Allocation Trust

The Trust uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Global Allocation Trust	Buys

	Australian Dollar	1,345,000	6/2/09	$38,400
	Canadian Dollar	3,735,000	6/2/09	(58,753)
	Euro Currency	1,859,424	6/2/09	14,111
	Euro Currency	1,525,000	6/2/09	77,180
	Euro Currency	7,965,000	6/2/09	384,869
	Japanese Yen	608,500,000	6/2/09	(318,243)
	Japanese Yen	187,400,000	6/2/09	(156,658)
	Japanese Yen	94,500,000	6/2/09	(9,104)
	Japanese Yen	370,400,000	6/2/09	(390,463)
	Pound Sterling	1,130,000	6/2/09	66,491
	Pound Sterling	2,630,000	6/2/09	(17,075)
	Swedish Krona	82,970,000	6/2/09	(80,062)
	Swedish Krona	7,480,000	6/2/09	(13,768)
	Swiss Franc	800,000	6/2/09	(14,185)

				($477,260)

	Sells

	Canadian Dollar	846,882	6/2/09	($22,136)
	Canadian Dollar	877,537	6/2/09	(11,321)
	Euro Currency	6,087,732	6/2/09	(329,600)
	Euro Currency	3,268,173	6/2/09	(60,070)
	Euro Currency	802,494	6/2/09	(34,549)
	Japanese Yen	1,095,937	6/2/09	1,829
	Japanese Yen	1,746,175	6/2/09	49,397
	Pound Sterling	1,087,446	6/2/09	68,525
	Pound Sterling	2,022,548	6/2/09	49,286
	Swedish Krona	825,000	6/2/09	8,332
	Swedish Krona	1,064,245	6/2/09	45,706
	Swedish Krona	851,344	6/2/09	(92,965)
	Swiss Franc	1,034,424	6/2/09	(52,716)
	Swiss Franc	1,796,366	6/2/09	(103,772)

				($484,054)

Global Bond Trust

The Trust uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Global Bond Trust	Buys

	Australian Dollar	135,000	4/3/09	$640
	Brazilian Real	7,502	6/2/09	(756)
	Canadian Dollar	4,020,000	4/27/09	(42,039)
	Canadian Dollar	1,100,000	4/27/09	(20,880)
	Chilean Peso	68,148,800	5/6/09	(1,152)
	Chilean Peso	102,553,000	5/6/09	(38,964)
	Chilean Peso	57,900,000	5/14/09	10,695
	Chilean Peso	57,900,000	11/19/09	(1,708)

Chinese Yuan Renminbi	21,877,278	5/6/09	(170,538)
Chinese Yuan Renminbi	13,649,952	5/6/09	(43,453)
Chinese Yuan Renminbi	53,088,727	5/6/09	(345,712)
Chinese Yuan Renminbi	11,855,852	5/6/09	(51,505)
Chinese Yuan Renminbi	23,993,176	5/6/09	(137,806)
Chinese Yuan Renminbi	10,667,313	5/6/09	(63,487)
Chinese Yuan Renminbi	3,657,575	7/15/09	(32,131)
Chinese Yuan Renminbi	2,277,990	9/8/09	4,182
Chinese Yuan Renminbi	2,221,120	9/8/09	5,839
Chinese Yuan Renminbi	10,185,995	9/8/09	24,290
Chinese Yuan Renminbi	4,576,275	9/8/09	11,342
Chinese Yuan Renminbi	1,863,810	9/8/09	3,422
Chinese Yuan Renminbi	10,303,900	5/17/10	(154,416)
Chinese Yuan Renminbi	11,612,440	5/17/10	(167,945)
Danish Krone	28,767,000	6/4/09	285,004
Euro Currency	1,817,580	4/14/09	(14,308)
Euro Currency	321,693	4/14/09	(10,611)
Euro Currency	22,361	4/14/09	708
Euro Currency	117,690,000	4/14/09	7,736,437
Euro Currency	7,483,000	4/14/09	(49,869)
Euro Currency	3,671,000	4/14/09	(107,381)
Euro Currency	1,316,000	4/14/09	(18,959)
Euro Currency	1,846,000	4/14/09	58,640
Hong Kong Dollar	28,692	6/25/09	4
Hong Kong Dollar	29,456	6/25/09	3
Hong Kong Dollar	28,685	6/25/09	3
Hong Kong Dollar	77,822	6/25/09	3
Hungarian Forint	567,060	5/6/09	(122)
Indian Rupee	12,412,355	4/9/09	(2,212)
Indian Rupee	4,000,000	4/9/09	(1,188)
Indian Rupee	4,032,000	4/9/09	(558)
Indian Rupee	6,002,004	4/9/09	(1,743)
Indian Rupee	58,091	7/6/09	35
Indian Rupee	57,827	7/6/09	29
Indian Rupee	46,660	7/6/09	16
Japanese Yen	61,421,037	4/14/09	95
Japanese Yen	12,005,146,075	5/7/09	(2,078,434)
Japanese Yen	73,308,757	5/7/09	(17,064)
Japanese Yen	985,079,000	5/7/09	(149,882)
Japanese Yen	11,840,554,000	6/4/09	(1,887,605)
Malaysian Ringgit	1,436,435	4/14/09	(16,108)
Malaysian Ringgit	1,679,080	4/14/09	(19,571)
Malaysian Ringgit	2,918,280	4/14/09	(29,764)
Malaysian Ringgit	1,477,140	4/14/09	(14,946)
Malaysian Ringgit	1,393,928	8/12/09	2,674
Mexican Peso	983,450	5/19/09	(17,761)
Mexican Peso	57,895	5/19/09	(289)
Philippine Peso	1,278,300	5/6/09	374
Philippine Peso	31,914,300	5/6/09	(1,340)
Philippine Peso	9,700,000	5/6/09	193
Philippine Peso	2,300,000	12/24/10	(6,881)
Polish Zloty	19,000	5/6/09	(937)
Pound Sterling	1,416,000	4/9/09	(28,722)
Pound Sterling	3,868,000	4/9/09	120,117

Pound Sterling	4,102,000	4/9/09	(60,681)
Pound Sterling	500,035	4/9/09	11,484
Pound Sterling	15,742,798	4/9/09	(179,456)
Pound Sterling	236,000	4/9/09	5,985
Singapore Dollar	3,013,233	4/14/09	(86,784)
South African Rand	273,692	5/14/09	3,784
South African Rand	273,692	11/18/09	(233)
Swedish Krona	17,234,000	6/4/09	222,653
Taiwan Dollar	752,113	5/8/09	(592)

			$2,432,158

Sells

Australian Dollar	9,611,416	4/3/09	($882,485)
Canadian Dollar	36,471	4/27/09	776
Canadian Dollar	382,387	4/27/09	(8,664)
Chilean Peso	293,000	5/6/09	553
Chilean Peso	100,608	5/14/09	1,448
Chilean Peso	117,478	11/19/09	1,502
Chinese Yuan Renminbi	7,579,000	5/6/09	(121,392)
Chinese Yuan Renminbi	3,573,000	5/6/09	(77,706)
Chinese Yuan Renminbi	4,209,000	5/6/09	(25,785)
Chinese Yuan Renminbi	2,878,000	5/6/09	(71,038)
Chinese Yuan Renminbi	1,218,000	5/6/09	(28,154)
Chinese Yuan Renminbi	177,525	7/15/09	(4,018)
Chinese Yuan Renminbi	345,000	7/15/09	(9,326)
Chinese Yuan Renminbi	2,992,237	9/8/09	(106,839)
Chinese Yuan Renminbi	3,052,415	5/17/10	(171,223)
Euro Currency	61,421,037	4/14/09	(2,586)
Euro Currency	26,204,800	4/14/09	556,974
Euro Currency	902,000	4/14/09	2,929
Euro Currency	873,426	4/14/09	(26,008)
Hungarian Forint	2,310	5/6/09	(117)
Indian Rupee	1,100	4/9/09	(20)
Indian Rupee	1,100	4/9/09	(18)
Indian Rupee	912	4/9/09	(8)
Indian Rupee	512,000	4/9/09	(5,914)
Japanese Yen	1,416,000	4/9/09	20,766
Japanese Yen	1,318,000	5/7/09	34,582
Japanese Yen	179,000	5/7/09	2,663
Japanese Yen	1,425,000	5/7/09	1,884
Japanese Yen	1,701,000	5/7/09	10,597
Japanese Yen	834,098	5/7/09	8,837
Japanese Yen	5,335,658	5/7/09	32,022
Japanese Yen	3,505,237	5/7/09	23,033
Japanese Yen	2,123,835	5/7/09	8,874
Japanese Yen	1,358,570	5/7/09	10,208
Japanese Yen	1,939,000	5/7/09	15,086
Malaysian Ringgit	379,300	4/14/09	(595)
Malaysian Ringgit	50,000	4/14/09	580
Malaysian Ringgit	1,023,000	4/14/09	29,111
Malaysian Ringgit	1,053,534	8/12/09	29,242
Mexican Peso	73,000	5/19/09	92
Mexican Peso	10,389	11/27/09	(155)

	New Zealand Dollar	155,702	5/7/09	(1,931)
	Philippine Peso	898,653	8/6/09	11,601
	Philippine Peso	47,589	12/24/10	3,086
	Polish Zloty	8,419	5/6/09	2,965
	Pound Sterling	2,249,307	4/9/09	29,568
	Pound Sterling	1,454,000	4/9/09	(58,272)
	Pound Sterling	246,262	4/9/09	2,335
	Pound Sterling	149,840	4/9/09	(821)
	Pound Sterling	27,956	4/14/09	(770)
	Singapore Dollar	252,865	4/14/09	775
	Singapore Dollar	1,778,164	4/14/09	48,344
	South African Rand	28,844	5/14/09	226
	South Korean Won	545	4/30/09	2
	South Korean Won	1,000	4/30/09	11

				($713,173)

Global Real Estate Trust
The Trust uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and maintain the diversity and liquidity of the portfolio.

Global Real Estate Trust	Sells

	Australian Dollar	11,350,824	4/30/09	($66,386)
	Canadian Dollar	1,767,764	4/30/09	28,246
	Euro Currency	11,913,244	4/30/09	12,508
	Japanese Yen	34,763,887	4/30/09	332,232
	Norwegian Krone	901	4/30/09	9
	Pound Sterling	18,767,123	4/30/09	(57,564)
	Singapore Dollar	9,912,940	4/30/09	37,208
	Swedish Krona	537,817	4/30/09	2,824

				$289,077

High Income Trust
The Trust primarily uses forward foreign currency contracts to hedge against anticipated currency exchange rates. In addition, the Trust uses the contracts to maintain the diversity and liquidity of the portfolio.

High Income Trust	Sells

	Canadian Dollar	2,259,340	6/30/09	$35,904
	Pound Sterling	909,846	6/30/09	5,627

				$41,531

Income & Value Trust
The Trust uses forward foreign currency contracts to enhance potential gain and hedge against anticipated currency exchange rates.

Income & Value Trust	Buys

	Euro Currency	125,000	4/16/09	$4,126
	Japanese Yen	15,553,750	4/16/09	(394)

				$3,732

	Sells

	Euro Currency	15,553,750	4/16/09	($8,515)
	Japanese Yen	125,000	4/16/09	$72

				($8,443)

International Core Trust

The Vista Trust uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and maintain the diversity and liquidity of the portfolio.

International Core Trust	Buys

	Canadian Dollar	2,493,338	4/24/09	($41,810)
	Canadian Dollar	1,109,000	4/24/09	(10,811)
	Canadian Dollar	337,000	4/24/09	7,897
	Danish Krone	8,951,511	4/24/09	79,227
	Euro Currency	5,321,826	4/24/09	366,963
	Japanese Yen	1,131,373,871	4/24/09	(833,915)
	Japanese Yen	925,669,530	4/24/09	(719,211)
	New Zealand Dollar	9,989,700	4/24/09	640,958
	Norwegian Krone	13,951,657	4/24/09	85,782
	Pound Sterling	3,589,293	4/24/09	73,628
	Pound Sterling	1,989,316	4/24/09	(27,695)
	Swedish Krona	99,510,464	4/24/09	703,890
	Swedish Krona	102,525,933	4/24/09	758,437
	Swedish Krona	99,510,464	4/24/09	689,830
	Swiss Franc	10,345,244	4/24/09	264,485
	Swiss Franc	10,040,972	4/24/09	255,580
	Swiss Franc	10,040,972	4/24/09	268,936

				$2,562,171

	Sells

	Australian Dollar	11,932,070	4/24/09	($1,102,847)
	Canadian Dollar	8,517,794	4/24/09	(36,892)
	Canadian Dollar	8,526,926	4/24/09	(27,760)
	Danish Krone	4,124,369	4/24/09	(230,039)
	Euro Currency	6,186,307	4/24/09	(125,687)
	Euro Currency	1,586,237	4/24/09	(73,089)
	Hong Kong Dollar	1,270,539	4/24/09	(334)
	Japanese Yen	6,426,750	4/24/09	526,509
	Japanese Yen	1,400,000	4/24/09	14,363
	Norwegian Krone	1,983,855	4/24/09	(90,239)
	Pound Sterling	16,965,083	4/24/09	(110,041)
	Pound Sterling	1,900,000	4/24/09	(12,174)
	Pound Sterling	16,923,005	4/24/09	(152,119)
	Pound Sterling	934,127	4/24/09	(1,430)
	Singapore Dollar	3,731,550	4/24/09	(68,401)
	Swedish Krona	1,900,000	4/24/09	(109,581)
	Swiss Franc	2,672,524	4/24/09	(93,100)
	Swiss Franc	856,989	4/24/09	(26,312)

				($1,719,173)

International Equity Index Trust A
The Trust use forward foreign currency contracts to gain exposure to foreign currencies and as a substitute for a securities purchase.

International Equity Index Trust A	Buys

	Australian Dollar	1,500,000	6/26/09	$49,541
	Canadian Dollar	1,500,000	6/26/09	8,715
	Euro Currency	4,000,000	6/26/09	100,344
	Hong Kong Dollar	4,000,000	6/26/09	64
	Japanese Yen	300,000,000	6/26/09	(21,335)
	Pound Sterling	2,000,000	6/26/09	42,628
	Swedish Krona	5,000,000	6/26/09	14,900

				$194,857

International Equity Index Trust B
The Trust use forward foreign currency contracts to gain exposure to foreign currencies and as a substitute for a securities purchase.

International Equity Index Trust B	Buys

	Australian Dollar	1,000,000	6/26/09	$33,027
	Canadian Dollar	1,200,000	6/26/09	6,972
	Euro Currency	2,300,000	6/26/09	57,698
	Hong Kong Dollar	3,500,000	6/26/09	56
	Japanese Yen	200,000,000	6/26/09	(14,223)
	Pound Sterling	1,500,000	6/26/09	31,971
	Swedish Krona	4,000,000	6/26/09	11,920

				$127,421

Investment Quality Bond Trust
The Trust uses foreign forward currency contracts to hedge against anticipated currency exchange rates and to gain exposure to foreign currencies.

Investment Quality Bond Trust	Buys

	Czech Koruna	3,551,000	6/17/09	($562)
	Czech Koruna	22,412,000	6/17/09	(4,079)

				($4,641)

	Sells

	Australian Dollar	2,677,290	6/17/09	($276,800)
	Brazilian Real	2,028,481	6/17/09	(64,036)
	Czech Koruna	593,743	6/17/09	(36,494)
	Czech Koruna	1,789,401	6/17/09	(101,311)
	Singapore Dollar	1,409,721	6/17/09	(2,834)

				($481,475)

Mutual Shares Trust
The Trust uses forward foreign currency contracts to hedge against anticipated currency exchange rates.

Mutual Shares Trust	Buys

	Canadian Dollar	96,300	8/31/09	($196)
	Euro Currency	2,905,000	5/13/09	174,033
	Euro Currency	1,832,000	5/13/09	60,486
	Euro Currency	3,655,823	5/13/09	240,888
	Japanese Yen	8,700,000	4/20/09	(5,613)
	Norwegian Krone	3,480,000	5/19/09	33,684
	Norwegian Krone	9,600,000	5/19/09	75,982
	Pound Sterling	2,010,000	7/13/09	27,642
	Swedish Krona	400,000	9/16/09	651
	Swiss Franc	900,000	8/10/09	21,915

				$629,472

	Sells

	Canadian Dollar	42,412	8/31/09	$278
	Canadian Dollar	321,184	8/31/09	4,624
	Danish Krone	748,953	10/23/09	(27,339)

	Danish Krone	381,061	10/23/09	(10,384)
	Euro Currency	2,888,493	5/13/09	58,710
	Euro Currency	42,292,932	5/13/09	(2,159,351)
	Japanese Yen	1,800,447	4/20/09	121,208
	Japanese Yen	216,425	4/20/09	1,191
	Japanese Yen	178,460	4/20/09	5,666
	Norwegian Krone	6,603,980	5/19/09	(282,111)
	Pound Sterling	24,942,881	7/13/09	1,131,887
	Singapore Dollar	974,989	9/24/09	4,378
	South Korean Won	1,411,928	4/6/09	195,955
	Swedish Krona	1,180,322	9/16/09	(67,350)
	Swiss Franc	6,804,485	8/10/09	(150,491)
	Swiss Franc	507,992	8/10/09	(15,456)

				($1,188,585)

Overseas Equity Trust
The Trust uses forward foreign currency contracts to enhance potential gain and to hedge against anticipated currency exchange rates.

Overseas Equity Trust	Buys

	Brazilian Real	2,183,767	4/6/09	$5,301
	Euro Currency	1,009,225	4/7/09	70,779
	Euro Currency	509,855	4/7/09	33,081
	Euro Currency	413,937	4/16/09	14,841
	Euro Currency	55,650	4/30/09	(72)
	Euro Currency	293,328	5/4/09	-

				$123,930

	Sells

	Brazilian Real	890,000	4/6/09	($50,524)
	Brazilian Real	234,000	5/8/09	-
	Canadian Dollar	1,009,225	4/7/09	(22,792)
	Euro Currency	1,765,916	4/6/09	17,079
	Mexican Peso	37,747,134	4/7/09	(3,369)
	Polish Zloty	1,765,916	4/6/09	(21,714)
	Polish Zloty	133,650	4/30/09	(1,760)
	Polish Zloty	293,328	5/4/09	-
	Swiss Franc	509,855	4/7/09	(15,894)
	Swiss Franc	413,937	4/16/09	(21,734)

				($120,708)

Real Return Bond Trust

The Trust uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Real Return Bond Trust	Buys

	Australian Dollar	3,930,000	4/3/09	$253,705
	Brazilian Real	13,427,390	6/2/09	36,711
	Chinese Yuan Renminbi	7,495,450	5/6/09	14,362
	Chinese Yuan Renminbi	10,124,686	7/15/09	(87,638)
	Chinese Yuan Renminbi	8,814,420	7/15/09	(58,604)
	Chinese Yuan Renminbi	11,329,920	9/8/09	(17,895)
	Chinese Yuan Renminbi	3,654,085	9/8/09	6,056
	Chinese Yuan Renminbi	12,695,640	9/8/09	(17,544)

	Euro Currency	114,000	4/14/09	1,902
	Euro Currency	3,095,859	4/14/09	(34,882)
	Malaysian Ringgit	94,960	8/12/09	(760)
	Mexican Peso	483,904	5/19/09	11
	Mexican Peso	939,024	5/19/09	(20,302)
	Mexican Peso	320,779	5/19/09	(96)
	Mexican Peso	170,000	5/19/09	140
	Mexican Peso	356,072	11/27/09	357
	Mexican Peso	140,652	11/27/09	(26)
	Philippine Peso	3,800,000	12/24/10	(11,369)
	Polish Zloty	8,181,640	5/6/09	(1,276,822)
	Pound Sterling	164,000	4/9/09	(3,307)
	Pound Sterling	790,000	4/9/09	(32,025)
	Singapore Dollar	2,918,921	4/14/09	(81,377)
	Singapore Dollar	1,844,533	4/14/09	(37,578)
	Singapore Dollar	716,723	4/14/09	(18,894)
	Singapore Dollar	1,237,681	4/14/09	(28,540)
	Singapore Dollar	917,182	4/14/09	(17,132)
	Singapore Dollar	1,099,264	7/30/09	(37,788)

				($1,469,335)

	Sells

	Australian Dollar	2,425,287	4/3/09	($222,681)
	Brazilian Real	104,419	6/2/09	2,935
	Brazilian Real	5,293,369	6/2/09	(180,764)
	Euro Currency	2,187,411	4/14/09	(114,135)
	Euro Currency	10,717,579	4/14/09	(557,899)
	Japanese Yen	14,519,506	5/7/09	244,778
	Japanese Yen	14,507,311	6/4/09	225,155
	Mexican Peso	110,545	5/19/09	1,490
	Mexican Peso	24,577	5/19/09	(353)
	Philippine Peso	173,889	8/6/09	2,300
	Philippine Peso	78,626	12/24/10	5,098
	Polish Zloty	65,762	5/6/09	9,302
	Polish Zloty	2,606,192	5/6/09	314,145
	Pound Sterling	2,203,483	4/9/09	22,486
	Pound Sterling	3,678,666	4/9/09	29,799
	Singapore Dollar	5,113,206	4/14/09	94,652
	Singapore Dollar	736,723	7/30/09	14,511
	Swiss Franc	861,092	6/4/09	(28,321)

				($137,502)

Spectrum Income Trust
The Trust uses forward foreign currency contracts to hedge against anticipated currency exchange rates.

Spectrum Income Trust	Buys

	Australian Dollar	809,658	5/20/09	$22,776
	Brazilian Real	865,444	4/20/09	12,554
	Brazilian Real	964,000	5/5/09	(1,351)
	Canadian Dollar	1,953,763	5/20/09	(8,596)
	Czech Koruna	4,713,756	5/20/09	27,594
	Danish Krone	1,473,029	5/20/09	10,795

Euro Currency	13,468,388	5/20/09	484,061
Hong Kong Dollar	9,821,991	5/20/09	694
Hungarian Forint	6,366,800	5/20/09	716
Indian Rupee	28,963,580	4/27/09	(8,593)
Japanese Yen	653,734,204	5/20/09	(251,509)
Mexican Peso	1,390,000	4/20/09	5,876
Norwegian Krone	5,615,152	5/20/09	(8,926)
Polish Zloty	505,489	5/20/09	16,147
Pound Sterling	1,147,626	5/20/09	8,513
South African Rand	131,625	5/20/09	-
South Korean Won	873,491,250	4/20/09	(11,668)
South Korean Won	420,686,000	4/28/09	3,420
South Korean Won	1,664,015,500	5/20/09	19,629
Swedish Krona	4,553,297	5/20/09	32,529
Taiwan Dollar	7,618,700	4/10/09	(10,240)
Turkish Lira	440,000	4/20/09	120
Turkish Lira	210,251	5/20/09	6,883

			$351,424

Sells

Australian Dollar	214,892	5/20/09	($20,261)
Brazilian Real	3,271,050	4/20/09	(89,153)
Brazilian Real	4,065,000	5/5/09	237
Brazilian Real	1,633,698	5/20/09	56,565
Canadian Dollar	3,057,063	5/4/09	(16,797)
Canadian Dollar	601,631	5/20/09	3,307
Euro Currency	492,161	5/13/09	(19,326)
Euro Currency	12,516,263	5/20/09	(110,025)
Hungarian Forint	1,139,673	5/13/09	(14,280)
Hungarian Forint	100,705	5/18/09	(1,757)
Hungarian Forint	579,203	5/20/09	(36,704)
Japanese Yen	2,583,267	5/13/09	25,899
Japanese Yen	3,710,081	5/20/09	147,115
Malaysian Ringgit	552,000	4/14/09	19,341
Mexican Peso	1,532,983	4/20/09	(29,097)
Mexican Peso	1,889,512	5/19/09	3,704
Mexican Peso	3,346,006	5/20/09	(159,120)
Pound Sterling	930,540	5/20/09	(4,184)
South African Rand	50,138	5/20/09	(4,583)
South Korean Won	254,000	4/20/09	(28,877)
Taiwan Dollar	228,584	4/10/09	3,824
Turkish Lira	434,783	4/20/09	(16)
Turkish Lira	1,006,474	5/20/09	(40,215)

			($314,403)

Strategic Income Trust

The Trust primarily uses forward foreign currency exchange contracts to hedge against anticipated currency exchange rates. In addition, the Trust uses the contracts to enhance potential gain, gain exposure to foreign currencies and maintain the diversity and liquidity of the portfolio.

Strategic Income Trust	Buys

	Euro Currency	14,500,000	6/30/09	($556,761)
	Euro Currency	14,500,000	6/30/09	(556,761)

Pound Sterling	8,393,282	6/30/09	(136,656)

			($1,250,178)

Sells

Australian Dollar	1,777,355	6/30/09	($13,868)
Canadian Dollar	14,500,000	6/30/09	497,620
Canadian Dollar	22,893,282	6/30/09	705,742
Canadian Dollar	53,487,611	6/30/09	861,347
Euro Currency	74,558,398	6/30/09	1,498,208
New Zealand Dollar	24,526,931	6/30/09	(582,760)
Pound Sterling	12,121,578	6/30/09	74,969

			$3,041,258

Total Return Trust

The Trust uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Total Return Trust	Buys

	Australian Dollar	2,375,000	5/7/09	($16,627)
	Brazilian Real	95,900	6/2/09	1,356
	Brazilian Real	191,200	6/2/09	1,884
	Brazilian Real	125,562	6/2/09	965
	Brazilian Real	738,206	6/2/09	6,057
	Canadian Dollar	1,216,189	4/27/09	(25,644)
	Chilean Peso	433,084,250	5/14/09	80,001
	Chinese Yuan Renminbi	18,851,124	7/15/09	(151,132)
	Chinese Yuan Renminbi	58,741,867	7/15/09	(474,662)
	Chinese Yuan Renminbi	17,526,568	7/15/09	(121,192)
	Chinese Yuan Renminbi	18,563,256	7/15/09	(160,408)
	Chinese Yuan Renminbi	6,136,325	9/8/09	13,240
	Chinese Yuan Renminbi	3,956,370	9/8/09	10,401
	Chinese Yuan Renminbi	17,946,895	9/8/09	42,818
	Chinese Yuan Renminbi	8,043,150	9/8/09	19,934
	Chinese Yuan Renminbi	3,244,410	9/8/09	5,957
	Chinese Yuan Renminbi	3,376,500	3/29/10	(3,792)
	Chinese Yuan Renminbi	3,384,400	3/29/10	(2,631)
	Chinese Yuan Renminbi	20,591,775	3/29/10	(18,845)
	Euro Currency	2,445,000	4/14/09	(64,453)
	Indian Rupee	184,515,765	4/9/09	(34,908)
	Indian Rupee	63,000,000	4/9/09	(18,712)
	Indian Rupee	63,504,000	4/9/09	(8,782)
	Indian Rupee	94,031,396	4/9/09	(27,302)
	Japanese Yen	90,248,000	5/7/09	(3,928)
	Malaysian Ringgit	1,226,225	4/14/09	(13,751)
	Malaysian Ringgit	1,434,240	4/14/09	(16,710)
	Malaysian Ringgit	2,461,200	4/14/09	(25,102)
	Malaysian Ringgit	2,852,100	4/14/09	(17,912)
	Philippine Peso	3,640,400	5/6/09	1,065
	Philippine Peso	89,452,900	5/6/09	(3,834)
	Philippine Peso	26,675,000	5/6/09	530
	Philippine Peso	5,900,000	12/24/10	(17,652)
	Pound Sterling	1,777,000	4/9/09	(68,261)
	Pound Sterling	1,131,000	4/9/09	(45,849)
	Pound Sterling	1,885,000	4/27/09	(36,823)

Pound Sterling	943,000	4/27/09	(18,001)
Pound Sterling	1,940,000	4/27/09	(65,955)
Singapore Dollar	5,941,160	4/14/09	(164,843)
Singapore Dollar	4,066,542	4/14/09	(87,039)
Singapore Dollar	2,174,340	4/14/09	(50,138)
Singapore Dollar	1,627,258	4/14/09	(30,395)
Singapore Dollar	2,077,034	4/14/09	(54,754)
Singapore Dollar	1,938,176	7/30/09	(66,627)

			($1,732,456)

Sells

Brazilian Real	160,000	6/2/09	($3,287)
Brazilian Real	80,000	6/2/09	(1,236)
Brazilian Real	51,000	6/2/09	(2,304)
Brazilian Real	51,000	6/2/09	(2,348)
Brazilian Real	307,000	6/2/09	(6,643)
Brazilian Real	571,551	6/2/09	(1,299)
Chilean Peso	672,230	5/14/09	(69,473)
Chinese Yuan Renminbi	1,457,000	7/15/09	(69,428)
Chinese Yuan Renminbi	3,746,783	7/15/09	(105,456)
Chinese Yuan Renminbi	6,903,800	7/15/09	(187,500)
Chinese Yuan Renminbi	2,570,455	7/15/09	(70,228)
Chinese Yuan Renminbi	1,474,792	7/15/09	(70,162)
Chinese Yuan Renminbi	2,253,722	9/8/09	(59,946)
Chinese Yuan Renminbi	1,784,782	9/8/09	(44,753)
Chinese Yuan Renminbi	636,000	9/8/09	(18,044)
Chinese Yuan Renminbi	945,000	9/8/09	(27,065)
Euro Currency	26,261,667	4/14/09	(1,367,042)
Indian Rupee	969,000	4/9/09	(36,967)
Indian Rupee	842,696	4/9/09	(27,334)
Indian Rupee	6,075,000	4/9/09	(29,717)
Malaysian Ringgit	661,971	4/14/09	(2,401)
Malaysian Ringgit	323,452	4/14/09	(1,616)
Malaysian Ringgit	1,187,606	4/14/09	(9,479)
Philippine Peso	2,372,589	5/6/09	(99,238)
Philippine Peso	122,077	12/24/10	7,916
Pound Sterling	8,397,880	4/9/09	85,696
Pound Sterling	14,024,642	4/9/09	113,607
Singapore Dollar	2,686,411	4/14/09	15,092
Singapore Dollar	1,805,000	4/14/09	5,021
Singapore Dollar	4,185,317	4/14/09	6,616
Singapore Dollar	1,797,000	4/14/09	4,824
Singapore Dollar	1,273,974	7/30/09	602

			($2,073,592)

Utilities Trust

The Trust uses forward foreign currency contracts to earn income and enhance returns, increase or decrease exposure to a particular market, manage or adjust the risk profile of the fund and as alternatives to direct investments.

Utilities Trust	Buys

	Euro Currency	50,376	5/18/09	$627
	Euro Currency	143,470	5/20/09	7,362
	Euro Currency	63,923	5/20/09	4,355
	Euro Currency	181,258	5/20/09	9,727

Euro Currency	28,668	5/20/09	1,219
Euro Currency	266,335	5/20/09	13,363
Euro Currency	125,564	5/20/09	7,813
Pound Sterling	45,714	5/15/09	681
Pound Sterling	44,249	5/18/09	611
Pound Sterling	28,494	5/18/09	(580)
Pound Sterling	187,006	5/18/09	793
Pound Sterling	50,983	5/18/09	550
Pound Sterling	36,654	5/18/09	(475)
Pound Sterling	144,867	5/19/09	(2,649)
Pound Sterling	51,517	5/20/09	-

			$43,397

Sells

Euro Currency	54,409	5/18/09	($2,707)
Euro Currency	142,026	5/18/09	4,010
Euro Currency	242,123	5/20/09	(10,129)
Euro Currency	305,964	5/20/09	(902)
Euro Currency	49,380	5/20/09	(1,655)
Euro Currency	463,359	5/20/09	(10,098)
Euro Currency	252,971	5/20/09	(11,392)
Euro Currency	12,220,753	5/20/09	(385,506)
Pound Sterling	1,594,972	5/18/09	(11,203)
Pound Sterling	1,595,996	5/18/09	(10,179)
Pound Sterling	21,563	5/18/09	(354)

			($440,115)

Vista Trust

The Trust uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currency and maintain the diversity and liquidity of the portfolio.

Vista Trust	Buys

	Swiss Franc	52,673	4/30/09	($15)

				($15)

	Sells

	Swiss Franc	1,559,002	4/30/09	($10,422)

				($10,422)

The table below summarizes the fair values of derivatives held by the Funds at March 31, 2009 by risk category:

500 Index Trust			500 Index Trust B
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	-	-	contracts	-	-
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts*	7,387,698	-	Equity Contracts*	2,051,033	-
Total	$7,387,698	$-	Total	$2,051,033	$-

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

All Cap Core Trust			Capital Appreciation Value Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	-	-	contracts	-	-
Credit Contracts	-	-	Credit Contracts	-	-

Equity Contracts*	1,227,902	-	Equity Contracts	415	(186,701)
Total	$1,227,902	$-	Total	$415	$(186,701)

* Includes cumulative appreciation/depreciation of futures contracts.

Core Allocation Plus
Trust			Global Allocation Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts*	$16,285	-	Interest rate contracts*	$14,348	$(430,664)
Foreign exchange			Foreign exchange
contracts	37,289	(110,223)	contracts	835,694	(1,765,440)
Credit Contracts	8,576	-	Credit Contracts	-	-

Equity Contracts*	297,060	(323,632)	Equity Contracts*	1,859,055	(175,178)
Total	$359,210	$(433,855)	Total	$2,709,097	$(2,371,282)

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Global Bond Trust			Global Real Estate Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments			hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133			under FAS 133	Value	Value
Interest rate contracts*	$6,735,465	$(26,780,258)	Interest rate contracts	$-
Foreign exchange			Foreign exchange
contracts	10,124,317	(7,709,982)	contracts	413,027	(123,950)

Credit Contracts	26,647,492	(2,164,176)	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts		-
Total	$43,507,274	$(36,654,416)	Total	$413,027	$(123,950)

* Includes cumulative appreciation/depreciation of futures contracts.

Health Sciences Trust			High Income Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value

Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	-	-	contracts	41,531	(9,958,464)
Credit Contracts	-	-	Credit Contracts	-	-

Equity Contracts		(3,519,373)	Equity Contracts	10,936,369	-
Total	$-	$(3,519,373)	Total	$10,977,900	$(9,958,464)

Income & Value Trust			International Core Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	4,198	(8,909)	contracts	4,736,485	(3,893,487)
Credit Contracts	-	-	Credit Contracts	-	-

Equity Contracts	-	-	Equity Contracts*	2,277,527	(642,471)
Total	$4,198	$(8,909)	Total	$7,014,012	$(4,535,958)

			* Includes cumulative appreciation/depreciation of futures contracts.

International Equity Index A Trust			International Equity Index B Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	216,192	(21,335)	contracts	141,644	(14,223)
Credit Contracts	-	-	Credit Contracts	-	-

Equity Contracts*	921,209	(311,651)	Equity Contracts*	1,031,079	(122,095)
Total	$1,137,401	$(332,986)	Total	$1,172,723	$(136,318)

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Investment Quality Bond Trust			Mid Cap Index Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts*	$-	$(1,111,561)	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	126,806	(486,116)	contracts	-	-

Credit Contracts	257,997	(10,303)	Credit Contracts	-	-
Equity Contracts	-		Equity Contracts*	2,575,988	-
Total	$384,803	$(1,607,980)	Total	$2,575,988	$-

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Mid Cap Intersection
Trust			Mutual Shares Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	-	-	contracts	2,159,178	(2,718,291)
Credit Contracts	-	-	Credit Contracts	-	-

Equity Contracts*	-	(1,122)	Equity Contracts
Total	$-	$(1,122)	Total	$2,159,178	$(2,718,291)

* Includes cumulative appreciation/depreciation of futures contracts.

Optimized Value Trust			Overseas Equity Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts			contracts	141,081	(137,859)
Credit Contracts	-	-	Credit Contracts	-	-

Equity Contracts*		(21,360)	Equity Contracts		-
Total	$-	$(21,360)	Total	$141,081	$(137,859)

* Includes cumulative appreciation/depreciation of futures contracts.

Real Return Bond Trust			Small Cap Index Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments			hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133			under FAS 133	Value	Value
Interest rate contracts*	$7,565,660	$(20,169,260)	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	15,123,860	(2,895,044)	contracts

Credit Contracts	12,867,370	(2,354,536)	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts*	654,874
Total	$35,556,890	$(25,418,840)	Total	$654,874	$-

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Smaller Company Growth Trust			Spectrum Income Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value

Interest rate contracts	$-	$-	Interest rate contracts*	$111,592	$(67,959)
Foreign exchange			Foreign exchange
contracts			contracts	916,962	(1,125,589)

Credit Contracts	-	-	Credit Contracts	8,802	(155,757)
Equity Contracts*	64,361		Equity Contracts	-	-
Total	$64,361	$-	Total	$1,037,356	$(1,349,305)

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Strategic Bond Trust			Strategic Income Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts*	$1,598,745	$(301,205)	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	469,022	(9,106)	contracts	5,812,459	(3,725,622)
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts			Equity Contracts	46,829	-
Total	$2,067,767	$(310,311)	Total	$5,859,288	$(3,725,622)

* Includes cumulative appreciation/depreciation of futures contracts.

Total Return Trust			Total Stock Market Index Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts*	$50,738,162	$(15,417,424)	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	26,555,349	(4,236,730)	contracts	-	-

Credit Contracts	19,255	(18,795,031)	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts*	1,551,057	-
Total	$77,312,766	$(8,449,185)	Total	$1,551,057	$-

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

U.S. Government Securities Trust			U.S. Multi Sector Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts*	$1,817,066	$(1,763,490)	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	957,848	(606,825)	contracts	-	-
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts*	666,570	-
Total	$2,774,914	$(2,370,315)	Total	$666,570	$-

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Utilities Trust			Vista Trust
Derivatives not			Derivatives not
accounted for as			accounted for as
hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair	hedging instruments	Asset Derivatives Fair	Liability Derivatives Fair
under FAS 133	Value	Value	under FAS 133	Value	Value
Interest rate contracts	$-	$-	Interest rate contracts	$-	$-
Foreign exchange			Foreign exchange
contracts	51,111	(447,829)	contracts	-	(10,437)
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts	-	-
Total	$51,111	$(447,829)	Total	$-	$(10,437)

The amounts presented correspond with the amounts presented in the tables presented above under “Futures”, “Foreign Forward Currency Contracts”, “Options”, “Interest Rate Swaps”, and “Credit Default Swaps”, as well as amounts presented in the Schedule of Investments as “Options Purchased” .

Stripped securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

RISKS & UNCERTAINTIES

Fixed Income Risk Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and Counterparty Risk The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Portfolio will succeed in enforcing them.

Mortgage security risk Certain Portfolios of the trust may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Concentration Risk The Portfolios may concentrate investments in a particular industry or sector of the economy. Accordingly, the concentration may make the Portfolios’ value more volatile, and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks Associated with Foreign Investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash, securities or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Investing in High Yield Securities Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Portfolio may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Emerging Markets Risk Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Floating Rate Loan Liquidity Risk Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

JHT has thirteen funds which invest exclusively in Class 1 shares of the following series of American Funds Insurance Series ("AFIS"): American Asset Allocation Fund, the American Blue Chip Income and Growth Fund, the American Bond Fund, the American Diversified Growth and Income, the American Fundamental Holding, the American Global Diversification, the American Global Growth, the American Global Small Capitalization, the American Growth Fund, the American Growth-Income Fund, the American High Income Fund, the American International and the American New World. Form N-Q for the AFIS Funds for the period ended March 31, 2009 was filed under CIK number 0000729528, file # 811-03857 on or before May 30, 2009.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 15, 2009

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 15, 2009